JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares	Value ($)
JNL/American Funds Balanced Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Asset Allocation Fund - Class 1 (a)	118,641	2,625,534
Total Investment Companies (cost $2,873,599)		2,625,534
Total Investments 100.0% (cost $2,873,599)		2,625,534
Other Assets and Liabilities, Net (0.0)%		(828)
Total Net Assets 100.0%		2,624,706

(a)  Investment in affiliate.

JNL/American Funds Bond Fund of America Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
American Funds Insurance Series - The Bond Fund of America - Class 1	32,088	295,849
Total Investment Companies (cost $319,690)		295,849
Total Investments 100.0% (cost $319,690)		295,849
Other Assets and Liabilities, Net (0.0)%		(86)
Total Net Assets 100.0%		295,763

JNL/American Funds Capital Income Builder Fund
INVESTMENT COMPANIES 100.0%
Global Balanced 100.0%
American Funds Insurance Series - Capital Income Builder Fund - Class 1 (a)	33,396	360,005
Total Investment Companies (cost $365,081)		360,005
Total Investments 100.0% (cost $365,081)		360,005
Other Assets and Liabilities, Net (0.0)%		(133)
Total Net Assets 100.0%		359,872

(a)  Investment in affiliate.

JNL/American Funds Capital World Bond Fund
INVESTMENT COMPANIES 100.0%
Global Fixed Income 100.0%
American Funds Insurance Series - Capital World Bond Fund - Class 1 (a)	35,187	327,944
Total Investment Companies (cost $414,430)		327,944
Total Investments 100.0% (cost $414,430)		327,944
Other Assets and Liabilities, Net (0.0)%		(108)
Total Net Assets 100.0%		327,836

(a)  Investment in affiliate.

JNL/American Funds Global Growth Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Growth Fund - Class 1 (a)	26,871	816,348
Total Investment Companies (cost $909,149)		816,348
Total Investments 100.0% (cost $909,149)		816,348
Other Assets and Liabilities, Net (0.0)%		(287)
Total Net Assets 100.0%		816,061

(a)  Investment in affiliate.

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES 100.0%
Global Equity 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	36,801	608,687
Total Investment Companies (cost $793,135)		608,687
Total Investments 100.0% (cost $793,135)		608,687
Other Assets and Liabilities, Net (0.0)%		(198)
Total Net Assets 100.0%		608,489

(a)  Investment in affiliate.

	Shares	Value ($)
JNL/American Funds Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth Fund - Class 1 (a)	50,147	4,364,821
Total Investment Companies (cost $4,693,587)		4,364,821
Total Investments 100.0% (cost $4,693,587)		4,364,821
Other Assets and Liabilities, Net (0.0)%		(1,146)
Total Net Assets 100.0%		4,363,675

(a)  Investment in affiliate.

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	174,622	9,253,208
Total Investment Companies (cost $8,621,247)		9,253,208
Total Investments 100.0% (cost $8,621,247)		9,253,208
Other Assets and Liabilities, Net (0.0)%		(3,181)
Total Net Assets 100.0%		9,250,027

(a)  Investment in affiliate.

JNL/American Funds International Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	84,070	1,354,370
Total Investment Companies (cost $1,600,073)		1,354,370
Total Investments 100.0% (cost $1,600,073)		1,354,370
Other Assets and Liabilities, Net (0.0)%		(492)
Total Net Assets 100.0%		1,353,878

(a)  Investment in affiliate.

JNL/American Funds New World Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	56,521	1,341,236
Total Investment Companies (cost $1,342,726)		1,341,236
Total Investments 100.0% (cost $1,342,726)		1,341,236
Other Assets and Liabilities, Net (0.0)%		(537)
Total Net Assets 100.0%		1,340,699

(a)  Investment in affiliate.

JNL/American Funds Washington Mutual Investors Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1 (a)	261,078	3,451,447
Total Investment Companies (cost $3,494,166)		3,451,447
Total Investments 100.0% (cost $3,494,166)		3,451,447
Other Assets and Liabilities, Net (0.0)%		(1,304)
Total Net Assets 100.0%		3,450,143

(a)  Investment in affiliate.

JNL/Mellon Bond Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 100.0%
JNL Bond Index Fund - Class I (99.2%) (a)	114,110	987,053
Total Investment Companies (cost $1,135,336)		987,053
Total Investments 100.0% (cost $1,135,336)		987,053
Other Assets and Liabilities, Net (0.0)%		(190)
Total Net Assets 100.0%		986,863

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Shares	Value ($)

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Emerging Markets Index Fund
INVESTMENT COMPANIES 100.0%
Emerging Markets Equity 100.0%
JNL Emerging Markets Index Fund - Class I (99.8%) (a)	105,887	811,094
Total Investment Companies (cost $1,042,064)		811,094
Total Investments 100.0% (cost $1,042,064)		811,094
Other Assets and Liabilities, Net (0.0)%		(216)
Total Net Assets 100.0%		810,878

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon International Index Fund
INVESTMENT COMPANIES 100.0%
International Equity 100.0%
JNL International Index Fund - Class I (99.7%) (a)	234,534	2,138,946
Total Investment Companies (cost $2,327,290)		2,138,946
Total Investments 100.0% (cost $2,327,290)		2,138,946
Other Assets and Liabilities, Net (0.0)%		(447)
Total Net Assets 100.0%		2,138,499

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon S&P 400 MidCap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Mid Cap Index Fund - Class I (99.8%) (a)	325,507	3,076,037
Total Investment Companies (cost $3,246,926)		3,076,037
Total Investments 100.0% (cost $3,246,926)		3,076,037
Other Assets and Liabilities, Net (0.0)%		(511)
Total Net Assets 100.0%		3,075,526

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Mellon Small Cap Index Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 100.0%
JNL Small Cap Index Fund - Class I (99.8%) (a)	256,532	2,267,739
Total Investment Companies (cost $2,557,377)		2,267,739
Total Investments 100.0% (cost $2,557,377)		2,267,739
Other Assets and Liabilities, Net (0.0)%		(381)
Total Net Assets 100.0%		2,267,358

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Aggressive Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 55.6%
JNL Multi-Manager Mid Cap Fund - Class I (8.6%) (a)	7,034	121,836
JNL Multi-Manager Small Cap Growth Fund - Class I (1.5%) (a)	895	33,633
JNL Multi-Manager Small Cap Value Fund - Class I (2.7%) (a)	2,539	44,577
JNL Multi-Manager U.S. Select Equity Fund - Class I (22.6%) (a)	7,912	84,977
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (37.3%) (a)	5,947	29,083
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.0%) (a)	2,736	56,615
JNL/JPMorgan U.S. Value Fund - Class I (5.7%) (a)	5,869	89,208
	Shares	Value ($)
JNL/Morningstar Wide Moat Index Fund - Class I (7.4%) (a)	7,773	91,486
JNL/T. Rowe Price Established Growth Fund - Class I (0.5%) (a)	744	48,901
JNL/T. Rowe Price Value Fund - Class I (1.7%) (a)	3,182	75,666
JNL/WMC Equity Income Fund - Class I (7.0%) (a)	5,127	82,131
		758,113
International Equity 16.7%
JNL Multi-Manager International Small Cap Fund - Class I (8.4%) (a)	5,057	51,331
JNL/Causeway International Value Select Fund - Class I (4.9%) (a)	4,873	89,314
JNL/WCM Focused International Equity Fund - Class I (6.2%) (a)	5,979	86,869
		227,514
Global Equity 10.6%
JNL/Harris Oakmark Global Equity Fund - Class I (10.8%) (a)	6,375	81,348
JNL/Loomis Sayles Global Growth Fund - Class I (10.0%) (a)	4,479	63,193
		144,541
Emerging Markets Equity 6.4%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.5%) (a)	3,904	30,917
JNL/GQG Emerging Markets Equity Fund - Class I (7.7%) (a)	4,334	55,824
		86,741
Alternative 5.6%
JNL Multi-Manager Alternative Fund - Class I (1.7%) (a)	1,513	17,398
JNL/Blackrock Global Natural Resources Fund - Class I (1.9%) (a)	1,605	21,001
JNL/Heitman U.S. Focused Real Estate Fund - Class I (9.3%) (a)	1,949	16,626
JNL/Neuberger Berman Commodity Strategy Fund - Class I (7.7%) (a)	834	13,890
JNL/Westchester Capital Event Driven Fund - Class I (6.8%) (a)	580	7,075
		75,990
Domestic Fixed Income 5.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (1.7%) (a)	4,004	52,013
JNL/Lord Abbett Short Duration Income Fund - Class I (2.1%) (a)	1,728	17,604
		69,617
Total Investment Companies (cost $1,253,721)		1,362,516
Total Investments 100.0% (cost $1,253,721)		1,362,516
Other Assets and Liabilities, Net (0.0)%		(281)
Total Net Assets 100.0%		1,362,235

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Conservative Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 69.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.0%) (a)	4,605	59,823
JNL/DoubleLine Total Return Fund - Class I (3.3%) (a)	7,097	71,184
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.1%) (a)	5,457	62,647
JNL/Lord Abbett Short Duration Income Fund - Class I (4.6%) (a)	3,809	38,814
JNL/PIMCO Income Fund - Class I (3.1%) (a)	4,259	45,655
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (2.6%) (a)	2,024	22,769
JNL/PIMCO Real Return Fund - Class I (0.8%) (a)	1,032	11,396
JNL/PPM America Total Return Fund - Class I (3.2%) (a)	4,297	51,224
JNL/T. Rowe Price U.S. High Yield Fund - Class I (6.0%) (a)	2,589	28,534
		392,046

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares	Value ($)
Domestic Equity 9.8%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	402	6,966
JNL Multi-Manager Small Cap Growth Fund - Class I (0.1%) (a)	74	2,782
JNL Multi-Manager Small Cap Value Fund - Class I (0.3%) (a)	240	4,218
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (0.3%) (a)	269	5,574
JNL/JPMorgan U.S. Value Fund - Class I (0.8%) (a)	832	12,644
JNL/Morningstar Wide Moat Index Fund - Class I (1.0%) (a)	1,069	12,579
JNL/WMC Equity Income Fund - Class I (1.0%) (a)	700	11,205
		55,968
Alternative 8.0%
JNL Multi-Manager Alternative Fund - Class I (2.7%) (a)	2,353	27,056
JNL/First Sentier Global Infrastructure Fund - Class I (1.1%) (a)	528	8,308
JNL/JPMorgan Hedged Equity Fund - Class I (0.8%) (a)	513	6,995
JNL/Neuberger Berman Commodity Strategy Fund - Class I (1.6%) (a)	169	2,822
		45,181
Domestic Balanced 5.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (0.2%) (a)	1,332	31,124
International Equity 3.7%
JNL/Blackrock Global Allocation Fund - Class I (0.4%) (a)	649	9,883
JNL/Causeway International Value Select Fund - Class I (0.3%) (a)	307	5,619
JNL/WCM Focused International Equity Fund - Class I (0.4%) (a)	383	5,567
		21,069
Emerging Markets Fixed Income 3.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (3.1%) (a)	1,607	17,109
Emerging Markets Equity 1.0%
JNL/GQG Emerging Markets Equity Fund - Class I (0.8%) (a)	442	5,695
Total Investment Companies (cost $596,525)		568,192
Total Investments 100.0% (cost $596,525)		568,192
Other Assets and Liabilities, Net (0.0)%		(117)
Total Net Assets 100.0%		568,075

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 44.9%
JNL Multi-Manager Mid Cap Fund - Class I (15.4%) (a)	12,626	218,688
JNL Multi-Manager Small Cap Growth Fund - Class I (2.5%) (a)	1,496	56,218
JNL Multi-Manager Small Cap Value Fund - Class I (4.8%) (a)	4,465	78,407
JNL Multi-Manager U.S. Select Equity Fund - Class I (32.0%) (a)	11,215	120,449
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I (55.7%) (a)	8,868	43,363
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (4.5%) (a)	4,110	85,027
JNL/JPMorgan U.S. Value Fund - Class I (9.3%) (a)	9,675	147,065
JNL/Morningstar Wide Moat Index Fund - Class I (12.1%) (a)	12,598	148,281
JNL/T. Rowe Price Established Growth Fund - Class I (1.0%) (a)	1,400	92,022
JNL/T. Rowe Price Value Fund - Class I (3.2%) (a)	6,016	143,052
JNL/WMC Equity Income Fund - Class I (12.2%) (a)	8,881	142,266
		1,274,838
Domestic Fixed Income 17.8%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.6%) (a)	8,330	108,205
	Shares	Value ($)
JNL/DoubleLine Total Return Fund - Class I (7.4%) (a)	15,807	158,548
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.8%) (a)	5,024	57,674
JNL/Lord Abbett Short Duration Income Fund - Class I (11.2%) (a)	9,325	95,021
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (3.3%) (a)	2,564	28,840
JNL/T. Rowe Price U.S. High Yield Fund - Class I (12.1%) (a)	5,260	57,970
		506,258
International Equity 15.4%
JNL Multi-Manager International Small Cap Fund - Class I (14.0%) (a)	8,439	85,661
JNL/Causeway International Value Select Fund - Class I (9.9%) (a)	9,732	178,393
JNL/WCM Focused International Equity Fund - Class I (12.5%) (a)	11,977	174,027
		438,081
Alternative 8.5%
JNL Multi-Manager Alternative Fund - Class I (9.4%) (a)	8,176	94,026
JNL/Blackrock Global Natural Resources Fund - Class I (2.6%) (a)	2,224	29,088
JNL/First Sentier Global Infrastructure Fund - Class I (7.7%) (a)	3,530	55,531
JNL/Heitman U.S. Focused Real Estate Fund - Class I (15.4%) (a)	3,233	27,581
JNL/Neuberger Berman Commodity Strategy Fund - Class I (12.0%) (a)	1,298	21,618
JNL/Westchester Capital Event Driven Fund - Class I (14.1%) (a)	1,203	14,679
		242,523
Global Equity 7.6%
JNL/Harris Oakmark Global Equity Fund - Class I (15.0%) (a)	8,840	112,797
JNL/Loomis Sayles Global Growth Fund - Class I (16.4%) (a)	7,349	103,695
		216,492
Emerging Markets Equity 4.8%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.7%) (a)	6,327	50,111
JNL/GQG Emerging Markets Equity Fund - Class I (11.9%) (a)	6,756	87,012
		137,123
Emerging Markets Fixed Income 1.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (5.2%) (a)	2,716	28,926
Total Investment Companies (cost $2,760,285)		2,844,241
COMMON STOCKS 0.0%
Russian Federation 0.0%
Public Joint Stock Company Novolipetsk Metallurgical Works (b) (c) (d)	193	-
Public Joint Stock Society Inter RAO UES (b) (c) (d)	4,795	-
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (b) (c) (d)	2	-
Publichnoe Aktsionernoe Obshchestvo Fosagro (b) (c) (d)	-	-
Publichnoe Aktsionernoe Obshchestvo Fosagro (b) (c) (d)	18	-
Publichnoe Aktsionernoe Obshchestvo Severstal (b) (c) (d)	27	-
Total Common Stocks (cost $2,241)		—
Total Investments 100.0% (cost $2,762,527)		2,844,241
Other Assets and Liabilities, Net (0.0)%		(440)
Total Net Assets 100.0%		2,843,801

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

(b)  Security acquired as part of a reorganization. Due to sanctions imposed, the security is unable to be traded. See Restricted Securities table following the Schedules of Investments.

(c)  Non-income producing security.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Shares	Value ($)

(d)  Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL Moderate Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 49.5%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.6%) (a)	10,667	138,563
JNL/DoubleLine Total Return Fund - Class I (7.7%) (a)	16,357	164,065
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (11.2%) (a)	14,748	169,304
JNL/Lord Abbett Short Duration Income Fund - Class I (13.5%) (a)	11,226	114,396
JNL/PIMCO Income Fund - Class I (7.4%) (a)	10,089	108,148
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (7.1%) (a)	5,469	61,527
JNL/PIMCO Real Return Fund - Class I (2.9%) (a)	3,724	41,114
JNL/PPM America Total Return Fund - Class I (8.4%) (a)	11,188	133,354
JNL/T. Rowe Price U.S. High Yield Fund - Class I (16.2%) (a)	7,013	77,283
		1,007,754
Domestic Equity 20.2%
JNL Multi-Manager Mid Cap Fund - Class I (4.2%) (a)	3,448	59,721
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	529	19,879
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	2,292	40,253
JNL Multi-Manager U.S. Select Equity Fund - Class I (12.0%) (a)	4,202	45,132
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (1.3%) (a)	1,212	25,082
JNL/JPMorgan U.S. Value Fund - Class I (3.9%) (a)	4,001	60,819
JNL/Morningstar Wide Moat Index Fund - Class I (5.7%) (a)	5,929	69,785
JNL/T. Rowe Price Established Growth Fund - Class I (0.3%) (a)	457	30,054
JNL/WMC Equity Income Fund - Class I (5.2%) (a)	3,778	60,519
		411,244
Alternative 9.2%
JNL Multi-Manager Alternative Fund - Class I (9.8%) (a)	8,495	97,695
JNL/First Sentier Global Infrastructure Fund - Class I (6.1%) (a)	2,794	43,944
JNL/Heitman U.S. Focused Real Estate Fund - Class I (2.7%) (a)	572	4,876
JNL/JPMorgan Hedged Equity Fund - Class I (3.0%) (a)	1,847	25,197
JNL/Neuberger Berman Commodity Strategy Fund - Class I (8.5%) (a)	921	15,338
		187,050
International Equity 6.8%
JNL Multi-Manager International Small Cap Fund - Class I (2.5%) (a)	1,493	15,157
JNL/Blackrock Global Allocation Fund - Class I (1.5%) (a)	2,668	40,658
JNL/Causeway International Value Select Fund - Class I (2.4%) (a)	2,318	42,487
JNL/WCM Focused International Equity Fund - Class I (3.0%) (a)	2,834	41,178
		139,480
Domestic Balanced 6.5%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.1%) (a)	5,632	131,562
Global Equity 2.8%
JNL/Harris Oakmark Global Equity Fund - Class I (4.5%) (a)	2,661	33,957
JNL/Loomis Sayles Global Growth Fund - Class I (3.5%) (a)	1,590	22,431
		56,388
	Shares	Value ($)
Emerging Markets Fixed Income 2.5%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (9.3%) (a)	4,832	51,463
Emerging Markets Equity 2.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (1.7%) (a)	1,919	15,201
JNL/GQG Emerging Markets Equity Fund - Class I (4.9%) (a)	2,798	36,035
		51,236
Total Investment Companies (cost $1,968,087)		2,036,177
Total Investments 100.0% (cost $1,968,087)		2,036,177
Other Assets and Liabilities, Net (0.0)%		(490)
Total Net Assets 100.0%		2,035,687

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 33.0%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.1%) (a)	14,117	183,380
JNL/DoubleLine Total Return Fund - Class I (10.3%) (a)	21,919	219,850
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (13.9%) (a)	18,365	210,830
JNL/Lord Abbett Short Duration Income Fund - Class I (19.7%) (a)	16,405	167,164
JNL/PIMCO Income Fund - Class I (6.9%) (a)	9,441	101,210
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (6.3%) (a)	4,882	54,924
JNL/PIMCO Real Return Fund - Class I (2.6%) (a)	3,326	36,721
JNL/PPM America Total Return Fund - Class I (8.1%) (a)	10,763	128,298
JNL/T. Rowe Price U.S. High Yield Fund - Class I (19.3%) (a)	8,354	92,059
		1,194,436
Domestic Equity 30.3%
JNL Multi-Manager Mid Cap Fund - Class I (12.6%) (a)	10,296	178,322
JNL Multi-Manager Small Cap Growth Fund - Class I (2.4%) (a)	1,419	53,311
JNL Multi-Manager Small Cap Value Fund - Class I (4.4%) (a)	4,106	72,096
JNL Multi-Manager U.S. Select Equity Fund - Class I (33.4%) (a)	11,696	125,612
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I (3.3%) (a)	3,038	62,857
JNL/JPMorgan U.S. Value Fund - Class I (8.6%) (a)	8,947	135,992
JNL/Morningstar Wide Moat Index Fund - Class I (10.1%) (a)	10,594	124,694
JNL/T. Rowe Price Established Growth Fund - Class I (1.0%) (a)	1,365	89,695
JNL/T. Rowe Price Value Fund - Class I (2.9%) (a)	5,346	127,139
JNL/WMC Equity Income Fund - Class I (10.8%) (a)	7,894	126,460
		1,096,178
Alternative 11.0%
JNL Multi-Manager Alternative Fund - Class I (16.6%) (a)	14,383	165,403
JNL/Blackrock Global Natural Resources Fund - Class I (2.5%) (a)	2,114	27,656
JNL/First Sentier Global Infrastructure Fund - Class I (9.7%) (a)	4,450	70,001
JNL/Heitman U.S. Focused Real Estate Fund - Class I (19.3%) (a)	4,054	34,581
JNL/JPMorgan Hedged Equity Fund - Class I (6.4%) (a)	3,969	54,143
JNL/Neuberger Berman Commodity Strategy Fund - Class I (15.2%) (a)	1,646	27,429
JNL/Westchester Capital Event Driven Fund - Class I (17.9%) (a)	1,527	18,635
		397,848
International Equity 10.6%
JNL Multi-Manager International Small Cap Fund - Class I (9.2%) (a)	5,508	55,904

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares	Value ($)
JNL/Causeway International Value Select Fund - Class I (9.2%) (a)	9,095	166,706
JNL/WCM Focused International Equity Fund - Class I (11.6%) (a)	11,141	161,872
		384,482
Domestic Balanced 6.1%
JNL/T. Rowe Price Capital Appreciation Fund - Class I (1.8%) (a)	9,524	222,479
Emerging Markets Equity 3.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (5.1%) (a)	5,727	45,357
JNL/GQG Emerging Markets Equity Fund - Class I (11.4%) (a)	6,431	82,829
		128,186
Global Equity 3.5%
JNL/Harris Oakmark Global Equity Fund - Class I (10.2%) (a)	6,017	76,780
JNL/Loomis Sayles Global Growth Fund - Class I (8.1%) (a)	3,641	51,371
		128,151
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (13.3%) (a)	6,907	73,562
Total Investment Companies (cost $3,336,084)		3,625,322
Total Investments 100.0% (cost $3,336,084)		3,625,322
Other Assets and Liabilities, Net (0.0)%		(813)
Total Net Assets 100.0%		3,624,509

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/American Funds Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 39.7%
American Funds American Mutual Fund - Class R-6	5,302	253,651
American Funds Insurance Series - Growth Fund - Class 1	3,174	276,298
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	7,636	403,396
American Funds Investment Company of America Fund - Class R-6	8,957	413,267
		1,346,612
Domestic Fixed Income 19.5%
American Funds Inflation Linked Bond Fund - Class R-6	5,612	49,951
American Funds Insurance Series - American Funds Mortgage Fund - Class 1 (a)	1,603	14,668
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	7,827	69,346
American Funds Insurance Series - The Bond Fund of America - Class 1	25,330	233,544
American Funds Mortgage Fund - Class R-6	15,122	128,231
American Funds Strategic Bond Fund - Class R-6	18,494	164,230
		659,970
Global Equity 17.8%
American Funds Insurance Series - Global Growth Fund - Class 1	10,531	319,936
American Funds SMALLCAP World Fund - Class R-6	4,604	282,291
		602,227
International Equity 12.5%
American Funds EuroPacific Growth Fund - Class R-6	4,019	206,422
American Funds International Growth and Income Fund - Class R-6	6,634	218,128
		424,550
Emerging Markets Equity 9.5%
American Funds New World Fund - Class R-6	4,524	320,366
	Shares	Value ($)
Emerging Markets Fixed Income 1.0%
American Funds Emerging Markets Bond Fund - Class R-6	4,546	34,138
Total Investment Companies (cost $3,729,942)		3,387,863
Total Investments 100.0% (cost $3,729,942)		3,387,863
Other Assets and Liabilities, Net (0.0)%		(457)
Total Net Assets 100.0%		3,387,406

(a)  Investment in affiliate.

JNL/American Funds Moderate Growth Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 37.8%
American Funds Inflation Linked Bond Fund - Class R-6	5,255	46,768
American Funds Insurance Series - American High-Income Trust - Class 1 (a)	8,102	71,783
American Funds Insurance Series - The Bond Fund of America - Class 1	43,289	399,127
American Funds Mortgage Fund - Class R-6	16,405	139,112
American Funds Strategic Bond Fund - Class R-6	25,867	229,696
		886,486
Domestic Equity 30.0%
American Funds American Mutual Fund - Class R-6	2,953	141,256
American Funds Insurance Series - Growth Fund - Class 1	1,428	124,298
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	4,031	212,972
American Funds Investment Company of America Fund - Class R-6	4,868	224,605
		703,131
Global Equity 13.5%
American Funds Insurance Series - Global Growth Fund - Class 1	5,020	152,520
American Funds SMALLCAP World Fund - Class R-6	2,664	163,336
		315,856
International Equity 9.7%
American Funds EuroPacific Growth Fund - Class R-6	2,258	115,969
American Funds International Growth and Income Fund - Class R-6	3,402	111,857
		227,826
Emerging Markets Equity 7.0%
American Funds New World Fund - Class R-6	2,325	164,679
Emerging Markets Fixed Income 2.0%
American Funds Emerging Markets Bond Fund - Class R-6 (a)	6,298	47,299
Total Investment Companies (cost $2,679,401)		2,345,277
Total Investments 100.0% (cost $2,679,401)		2,345,277
Other Assets and Liabilities, Net (0.0)%		(10)
Total Net Assets 100.0%		2,345,267

(a)  Investment in affiliate.

JNL/Goldman Sachs Managed Aggressive Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 64.2%
JNL Multi-Manager Mid Cap Fund - Class I (4.9%) (a)	4,031	69,809
JNL Multi-Manager Small Cap Growth Fund - Class I (0.9%) (a)	532	20,000
JNL Multi-Manager Small Cap Value Fund - Class I (2.5%) (a)	2,322	40,774
JNL/BlackRock Large Cap Select Growth Fund - Class I (4.5%) (a)	2,894	184,114
JNL/ClearBridge Large Cap Growth Fund - Class I (13.3%) (a)	9,983	193,462
JNL/Invesco Diversified Dividend Fund - Class I (12.4%) (a)	8,966	121,844
JNL/JPMorgan MidCap Growth Fund - Class I (1.7%) (a)	907	51,070
JNL/JPMorgan U.S. Value Fund - Class I (2.6%) (a)	2,668	40,557

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares	Value ($)
JNL/Newton Equity Income Fund - Class I (1.7%) (a)	1,121	30,799
JNL/T. Rowe Price Established Growth Fund - Class I (1.9%) (a)	2,654	174,406
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.4%) (a)	294	20,463
JNL/T. Rowe Price Value Fund - Class I (5.3%) (a)	9,906	235,572
JNL/WMC Value Fund - Class I (9.0%) (a)	4,010	122,954
		1,305,824
International Equity 15.3%
JNL/Causeway International Value Select Fund - Class I (6.8%) (a)	6,711	123,012
JNL/Lazard International Strategic Equity Fund - Class I (15.3%) (a)	4,957	70,589
JNL/WCM Focused International Equity Fund - Class I (5.7%) (a)	5,411	78,620
JNL/William Blair International Leaders Fund - Class I (4.9%) (a)	3,645	38,386
		310,607
Domestic Fixed Income 7.0%
JNL/DoubleLine Total Return Fund - Class I (2.4%) (a)	5,118	51,331
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (1.2%) (a)	1,493	19,624
JNL/PPM America High Yield Bond Fund - Class I (1.3%) (a)	1,208	20,749
JNL/PPM America Total Return Fund - Class I (3.2%) (a)	4,325	51,559
		143,263
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (6.2%) (a)	5,404	62,142
JNL/Blackrock Global Natural Resources Fund - Class I (0.9%) (a)	799	10,456
JNL/Neuberger Berman Commodity Strategy Fund - Class I (5.1%) (a)	547	9,119
		81,717
Global Equity 4.0%
JNL/Invesco Global Growth Fund - Class I (5.3%) (a)	3,585	81,620
Emerging Markets Equity 2.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (3.4%) (a)	3,796	30,063
JNL/GQG Emerging Markets Equity Fund - Class I (2.9%) (a)	1,621	20,883
		50,946
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (7.4%) (a)	3,857	41,081
Money Market 1.0%
JNL/WMC Government Money Market Fund - Class I (0.7%) (a)	20,835	20,835
Total Investment Companies (cost $1,714,183)		2,035,893
Total Investments 100.0% (cost $1,714,183)		2,035,893
Other Assets and Liabilities, Net (0.0)%		(425)
Total Net Assets 100.0%		2,035,468

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Conservative Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 73.2%
JNL/DoubleLine Core Fixed Income Fund - Class I (2.9%) (a)	6,661	86,523
JNL/DoubleLine Total Return Fund - Class I (5.0%) (a)	10,586	106,176
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (3.6%) (a)	4,796	55,060
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.4%) (a)	6,594	86,640
JNL/PIMCO Income Fund - Class I (4.6%) (a)	6,241	66,908
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.5%) (a)	3,495	39,323
JNL/PIMCO Real Return Fund - Class I (2.2%) (a)	2,847	31,433
	Shares	Value ($)
JNL/PPM America High Yield Bond Fund - Class I (0.3%) (a)	230	3,942
JNL/PPM America Total Return Fund - Class I (5.9%) (a)	7,913	94,321
JNL/T. Rowe Price U.S. High Yield Fund - Class I (0.8%) (a)	357	3,938
		574,264
Domestic Equity 12.8%
JNL Multi-Manager Mid Cap Fund - Class I (0.5%) (a)	442	7,658
JNL Multi-Manager Small Cap Growth Fund - Class I (0.3%) (a)	203	7,645
JNL/BlackRock Large Cap Select Growth Fund - Class I (0.3%) (a)	180	11,424
JNL/ClearBridge Large Cap Growth Fund - Class I (0.5%) (a)	393	7,618
JNL/DFA U.S. Core Equity Fund - Class I (1.4%) (a)	826	19,370
JNL/Invesco Diversified Dividend Fund - Class I (1.6%) (a)	1,145	15,563
JNL/JPMorgan MidCap Growth Fund - Class I (0.3%) (a)	136	7,673
JNL/T. Rowe Price Established Growth Fund - Class I (0.1%) (a)	117	7,656
JNL/T. Rowe Price Value Fund - Class I (0.4%) (a)	656	15,589
		100,196
Global Fixed Income 4.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (4.7%) (a)	2,734	31,468
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (2.4%) (a)	2,053	23,604
JNL/Blackrock Global Natural Resources Fund - Class I (0.7%) (a)	601	7,863
		31,467
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (2.8%) (a)	1,478	15,743
International Equity 2.0%
JNL/Causeway International Value Select Fund - Class I (0.6%) (a)	634	11,622
JNL/Lazard International Strategic Equity Fund - Class I (0.8%) (a)	271	3,860
		15,482
Money Market 1.0%
JNL/WMC Government Money Market Fund - Class I (0.3%) (a)	7,926	7,926
Emerging Markets Equity 1.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (0.9%) (a)	985	7,802
Total Investment Companies (cost $800,741)		784,348
Total Investments 100.0% (cost $800,741)		784,348
Other Assets and Liabilities, Net (0.0)%		(214)
Total Net Assets 100.0%		784,134

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 59.1%
JNL Multi-Manager Mid Cap Fund - Class I (10.0%) (a)	8,215	142,286
JNL Multi-Manager Small Cap Growth Fund - Class I (1.8%) (a)	1,079	40,557
JNL Multi-Manager Small Cap Value Fund - Class I (5.1%) (a)	4,680	82,181
JNL/BlackRock Large Cap Select Growth Fund - Class I (7.5%) (a)	4,812	306,117
JNL/ClearBridge Large Cap Growth Fund - Class I (23.7%) (a)	17,845	345,839
JNL/Invesco Diversified Dividend Fund - Class I (25.0%) (a)	18,073	245,615
JNL/JPMorgan MidCap Growth Fund - Class I (3.4%) (a)	1,817	102,390
JNL/JPMorgan U.S. Value Fund - Class I (5.2%) (a)	5,402	82,105

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares	Value ($)
JNL/Newton Equity Income Fund - Class I (2.3%) (a)	1,504	41,323
JNL/T. Rowe Price Established Growth Fund - Class I (3.9%) (a)	5,304	348,516
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.8%) (a)	589	41,042
JNL/T. Rowe Price Value Fund - Class I (9.3%) (a)	17,305	411,518
JNL/WMC Value Fund - Class I (16.5%) (a)	7,387	226,484
		2,415,973
Domestic Fixed Income 17.1%
JNL/DoubleLine Core Fixed Income Fund - Class I (3.4%) (a)	7,981	103,677
JNL/DoubleLine Total Return Fund - Class I (8.7%) (a)	18,577	186,328
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (5.0%) (a)	6,138	80,656
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (4.7%) (a)	3,622	40,751
JNL/PIMCO Real Return Fund - Class I (4.2%) (a)	5,483	60,527
JNL/PPM America High Yield Bond Fund - Class I (4.0%) (a)	3,649	62,688
JNL/PPM America Total Return Fund - Class I (10.4%) (a)	13,907	165,769
		700,396
International Equity 12.3%
JNL/Causeway International Value Select Fund - Class I (11.4%) (a)	11,208	205,438
JNL/Lazard International Strategic Equity Fund - Class I (26.5%) (a)	8,592	122,348
JNL/WCM Focused International Equity Fund - Class I (7.2%) (a)	6,842	99,407
JNL/William Blair International Leaders Fund - Class I (9.9%) (a)	7,388	77,791
		504,984
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (12.5%) (a)	10,859	124,883
JNL/Blackrock Global Natural Resources Fund - Class I (1.8%) (a)	1,511	19,768
JNL/Neuberger Berman Commodity Strategy Fund - Class I (9.3%) (a)	1,010	16,822
		161,473
Global Equity 2.5%
JNL/Invesco Global Growth Fund - Class I (6.6%) (a)	4,478	101,973
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (15.0%) (a)	7,804	83,108
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.6%) (a)	5,179	41,021
JNL/GQG Emerging Markets Equity Fund - Class I (5.7%) (a)	3,246	41,813
		82,834
Money Market 1.0%
JNL/WMC Government Money Market Fund - Class I (1.4%) (a)	40,954	40,954
Total Investment Companies (cost $3,520,169)		4,091,695
Total Investments 100.0% (cost $3,520,169)		4,091,695
Other Assets and Liabilities, Net (0.0)%		(867)
Total Net Assets 100.0%		4,090,828

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL/Goldman Sachs Managed Moderate Fund
INVESTMENT COMPANIES 100.0%
Domestic Fixed Income 55.4%
JNL/DoubleLine Core Fixed Income Fund - Class I (4.6%) (a)	10,699	138,985
JNL/DoubleLine Total Return Fund - Class I (8.7%) (a)	18,468	185,236
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (4.9%) (a)	6,457	74,127
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (9.8%) (a)	12,011	157,820
	Shares	Value ($)
JNL/PIMCO Income Fund - Class I (8.3%) (a)	11,261	120,715
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (8.5%) (a)	6,586	74,092
JNL/PIMCO Real Return Fund - Class I (3.9%) (a)	5,037	55,612
JNL/PPM America High Yield Bond Fund - Class I (1.8%) (a)	1,624	27,905
JNL/PPM America Total Return Fund - Class I (10.5%) (a)	13,985	166,698
JNL/T. Rowe Price U.S. High Yield Fund - Class I (3.9%) (a)	1,686	18,577
		1,019,767
Domestic Equity 27.7%
JNL Multi-Manager Mid Cap Fund - Class I (2.5%) (a)	2,090	36,204
JNL Multi-Manager Small Cap Growth Fund - Class I (0.8%) (a)	480	18,050
JNL Multi-Manager Small Cap Value Fund - Class I (1.1%) (a)	1,043	18,307
JNL/BlackRock Large Cap Select Growth Fund - Class I (1.1%) (a)	707	44,998
JNL/ClearBridge Large Cap Growth Fund - Class I (4.3%) (a)	3,245	62,888
JNL/DFA U.S. Core Equity Fund - Class I (3.4%) (a)	1,954	45,831
JNL/Invesco Diversified Dividend Fund - Class I (6.5%) (a)	4,727	64,240
JNL/JPMorgan MidCap Growth Fund - Class I (0.6%) (a)	322	18,118
JNL/T. Rowe Price Established Growth Fund - Class I (0.8%) (a)	1,102	72,378
JNL/T. Rowe Price Value Fund - Class I (2.3%) (a)	4,250	101,074
JNL/WMC Value Fund - Class I (2.0%) (a)	901	27,624
		509,712
International Equity 6.4%
JNL/Causeway International Value Select Fund - Class I (2.5%) (a)	2,496	45,753
JNL/Lazard International Strategic Equity Fund - Class I (9.9%) (a)	3,209	45,688
JNL/WCM Focused International Equity Fund - Class I (0.6%) (a)	614	8,924
JNL/William Blair International Leaders Fund - Class I (2.2%) (a)	1,667	17,555
		117,920
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (5.6%) (a)	4,839	55,649
JNL/Blackrock Global Natural Resources Fund - Class I (0.8%) (a)	711	9,303
JNL/Neuberger Berman Commodity Strategy Fund - Class I (5.1%) (a)	552	9,202
		74,154
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (6.7%) (a)	3,485	37,112
Global Fixed Income 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class I (5.5%) (a)	3,223	37,097
Emerging Markets Equity 1.5%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (2.1%) (a)	2,328	18,435
JNL/GQG Emerging Markets Equity Fund - Class I (1.3%) (a)	722	9,294
		27,729
Money Market 1.0%
JNL/WMC Government Money Market Fund - Class I (0.6%) (a)	18,747	18,747
Total Investment Companies (cost $1,791,992)		1,842,238
Total Investments 100.0% (cost $1,791,992)		1,842,238
Other Assets and Liabilities, Net (0.0)%		(448)
Total Net Assets 100.0%		1,841,790

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares	Value ($)
JNL/Goldman Sachs Managed Moderate Growth Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 43.3%
JNL Multi-Manager Mid Cap Fund - Class I (8.2%) (a)	6,689	115,856
JNL Multi-Manager Small Cap Growth Fund - Class I (1.7%) (a)	1,026	38,544
JNL Multi-Manager Small Cap Value Fund - Class I (2.4%) (a)	2,225	39,080
JNL/BlackRock Large Cap Select Growth Fund - Class I (3.8%) (a)	2,423	154,155
JNL/ClearBridge Large Cap Growth Fund - Class I (17.1%) (a)	12,884	249,686
JNL/Invesco Diversified Dividend Fund - Class I (15.9%) (a)	11,485	156,078
JNL/JPMorgan MidCap Growth Fund - Class I (2.6%) (a)	1,376	77,542
JNL/JPMorgan U.S. Value Fund - Class I (3.7%) (a)	3,853	58,561
JNL/Newton Equity Income Fund - Class I (2.2%) (a)	1,427	39,198
JNL/T. Rowe Price Established Growth Fund - Class I (3.0%) (a)	4,125	271,088
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I (0.7%) (a)	558	38,927
JNL/T. Rowe Price Value Fund - Class I (6.2%) (a)	11,506	273,608
JNL/WMC Value Fund - Class I (12.9%) (a)	5,748	176,236
		1,688,559
Domestic Fixed Income 37.3%
JNL/DoubleLine Core Fixed Income Fund - Class I (6.5%) (a)	15,165	196,989
JNL/DoubleLine Total Return Fund - Class I (12.0%) (a)	25,510	255,861
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I (6.5%) (a)	8,565	98,329
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I (17.1%) (a)	20,890	274,494
JNL/PIMCO Income Fund - Class I (9.5%) (a)	12,900	138,288
JNL/PIMCO Investment Grade Credit Bond Fund - Class I (9.0%) (a)	6,991	78,647
JNL/PIMCO Real Return Fund - Class I (6.9%) (a)	8,901	98,262
JNL/PPM America High Yield Bond Fund - Class I (3.8%) (a)	3,458	59,416
JNL/PPM America Total Return Fund - Class I (14.8%) (a)	19,820	236,250
JNL/T. Rowe Price U.S. High Yield Fund - Class I (4.1%) (a)	1,776	19,575
		1,456,111
International Equity 9.4%
JNL/Causeway International Value Select Fund - Class I (7.6%) (a)	7,447	136,500
JNL/Lazard International Strategic Equity Fund - Class I (21.1%) (a)	6,824	97,179
JNL/WCM Focused International Equity Fund - Class I (6.8%) (a)	6,530	94,876
JNL/William Blair International Leaders Fund - Class I (4.7%) (a)	3,539	37,265
		365,820
Alternative 4.0%
JNL Multi-Manager Alternative Fund - Class I (11.9%) (a)	10,299	118,436
JNL/Blackrock Global Natural Resources Fund - Class I (1.8%) (a)	1,515	19,823
JNL/Neuberger Berman Commodity Strategy Fund - Class I (9.9%) (a)	1,070	17,823
		156,082
Emerging Markets Fixed Income 2.0%
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I (14.3%) (a)	7,414	78,962
Emerging Markets Equity 2.0%
JNL Multi-Manager Emerging Markets Equity Fund - Class I (4.4%) (a)	4,947	39,185
JNL/GQG Emerging Markets Equity Fund - Class I (5.4%) (a)	3,074	39,595
		78,780
Money Market 1.0%
JNL/WMC Government Money Market Fund - Class I (1.3%) (a)	39,760	39,760
	Shares	Value ($)
Global Equity 1.0%
JNL/Invesco Global Growth Fund - Class I (2.5%) (a)	1,698	38,654
Total Investment Companies (cost $3,572,673)		3,902,728
Total Investments 100.0% (cost $3,572,673)		3,902,728
Other Assets and Liabilities, Net (0.0)%		(880)
Total Net Assets 100.0%		3,901,848

(a)  The Fund's percentage ownership of the underlying affiliated fund at September 30, 2023 is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.

JNL iShares Tactical Growth Fund
INVESTMENT COMPANIES 99.1%
Domestic Equity 53.6%
iShares Cohen & Steers REIT ETF	55	2,766
iShares Core Dividend Growth ETF (a)	451	22,319
iShares Core S&P 500 ETF	71	30,402
iShares Core S&P Mid-Cap ETF	118	29,543
iShares Core S&P Small Cap ETF	153	14,437
iShares Morningstar Value ETF (a)	389	25,224
iShares MSCI USA Quality Factor ETF	125	16,495
iShares U.S. Technology ETF	117	12,228
VanEck Morningstar Wide Moat ETF	161	12,239
		165,653
Domestic Fixed Income 21.7%
BlackRock Ultra Short-Term Bond ETF	120	6,058
iShares 0-5 Year High Yield Corporate Bond ETF (a)	130	5,319
iShares 20+ Year Treasury Bond ETF	40	3,545
iShares 5-10 Year Investment Grade Corporate Bond ETF	144	6,991
iShares Core U.S. Aggregate Bond ETF	286	26,869
iShares MBS ETF	207	18,426
		67,208
International Equity 12.1%
iShares MSCI EAFE Value ETF	322	15,778
iShares MSCI Intl Quality Factor ETF (a)	640	21,500
		37,278
Global Equity 5.9%
iShares Global Healthcare ETF (a)	223	18,341
Emerging Markets Equity 5.8%
iShares Core MSCI Emerging Markets ETF	380	18,094
Total Investment Companies (cost $293,890)		306,574
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 2.3%
JNL Government Money Market Fund - Class SL, 5.26% (b) (c)	7,049	7,049
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	2,870	2,870
Total Short Term Investments (cost $9,919)		9,919
Total Investments 102.3% (cost $303,809)		316,493
Other Assets and Liabilities, Net (2.3)%		(7,228)
Total Net Assets 100.0%		309,265

(a)  All or a portion of the security was on loan as of September 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL iShares Tactical Moderate Fund
INVESTMENT COMPANIES 98.6%
Domestic Fixed Income 59.3%
BlackRock Ultra Short-Term Bond ETF	125	6,298
iShares 0-5 Year High Yield Corporate Bond ETF (a)	278	11,390
iShares 0-5 Year TIPS Bond ETF (a)	73	7,120
iShares 20+ Year Treasury Bond ETF	60	5,328
iShares 5-10 Year Investment Grade Corporate Bond ETF	320	15,567
iShares Core U.S. Aggregate Bond ETF	432	40,594
iShares MBS ETF	325	28,851
		115,148

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares	Value ($)
Domestic Equity 25.3%
iShares Core Dividend Growth ETF (a)	153	7,596
iShares Core S&P 500 ETF	15	6,384
iShares Core S&P Mid-Cap ETF	37	9,337
iShares Core S&P Small Cap ETF	48	4,533
iShares Morningstar Value ETF	98	6,321
iShares MSCI USA Quality Factor ETF	40	5,313
iShares U.S. Technology ETF	42	4,361
VanEck Morningstar Wide Moat ETF	70	5,269
		49,114
International Equity 7.3%
iShares MSCI EAFE Value ETF	102	4,982
iShares MSCI Intl Quality Factor ETF (a)	272	9,137
		14,119
Global Equity 3.6%
iShares Global Healthcare ETF (a)	85	7,044
Emerging Markets Equity 3.1%
iShares Core MSCI Emerging Markets ETF	124	5,920
Total Investment Companies (cost $203,045)		191,345
SHORT TERM INVESTMENTS 5.1%
Securities Lending Collateral 3.8%
JNL Government Money Market Fund - Class SL, 5.26% (b) (c)	7,316	7,316
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	2,572	2,572
Total Short Term Investments (cost $9,888)		9,888
Total Investments 103.7% (cost $212,933)		201,233
Other Assets and Liabilities, Net (3.7)%		(7,104)
Total Net Assets 100.0%		194,129

(a)  All or a portion of the security was on loan as of September 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL iShares Tactical Moderate Growth Fund
INVESTMENT COMPANIES 98.7%
Domestic Fixed Income 40.7%
BlackRock Ultra Short-Term Bond ETF	151	7,606
iShares 0-5 Year High Yield Corporate Bond ETF (a)	297	12,202
iShares 0-5 Year TIPS Bond ETF (a)	68	6,562
iShares 20+ Year Treasury Bond ETF	63	5,582
iShares 5-10 Year Investment Grade Corporate Bond ETF	317	15,434
iShares Core U.S. Aggregate Bond ETF	463	43,573
iShares MBS ETF	374	33,232
		124,191
Domestic Equity 39.2%
iShares Cohen & Steers REIT ETF	38	1,923
iShares Core Dividend Growth ETF	345	17,068
iShares Core S&P 500 ETF	51	22,013
iShares Core S&P Mid-Cap ETF (a)	82	20,353
iShares Core S&P Small Cap ETF	113	10,657
iShares Morningstar Value ETF	246	15,958
iShares MSCI USA Quality Factor ETF	88	11,597
iShares U.S. Technology ETF	89	9,284
VanEck Morningstar Wide Moat ETF	139	10,540
		119,393
International Equity 10.3%
iShares MSCI EAFE Value ETF (a)	272	13,311
iShares MSCI Intl Quality Factor ETF	539	18,128
		31,439
Global Equity 4.9%
iShares Global Healthcare ETF (a)	183	15,035
Emerging Markets Equity 3.6%
iShares Core MSCI Emerging Markets ETF	230	10,953
Total Investment Companies (cost $299,340)		301,011
	Shares	Value ($)
SHORT TERM INVESTMENTS 5.1%
Securities Lending Collateral 4.0%
JNL Government Money Market Fund - Class SL, 5.26% (b) (c)	12,148	12,148
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	3,404	3,404
Total Short Term Investments (cost $15,552)		15,552
Total Investments 103.8% (cost $314,892)		316,563
Other Assets and Liabilities, Net (3.8)%		(11,704)
Total Net Assets 100.0%		304,859

(a)  All or a portion of the security was on loan as of September 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 48.5%
Vanguard Dividend Appreciation ETF (a)	951	147,831
Vanguard Growth ETF	342	93,083
Vanguard Mid-Cap ETF (a)	614	127,899
Vanguard Real Estate ETF (a)	556	42,052
Vanguard Small-Cap ETF (a)	573	108,402
Vanguard Total Stock Market ETF (a)	1,026	217,897
Vanguard Value ETF	1,373	189,326
		926,490
International Equity 23.1%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	352	37,384
Vanguard FTSE Developed Markets ETF	9,227	403,394
		440,778
Domestic Fixed Income 17.5%
Vanguard Intermediate-Term Corporate Bond ETF (a)	183	13,865
Vanguard Intermediate-Term Treasury ETF	655	37,418
Vanguard Long-Term Treasury ETF (a)	371	20,595
Vanguard Mortgage-Backed Securities ETF (a)	1,868	81,795
Vanguard Short-Term Corporate Bond ETF	772	58,008
Vanguard Short-Term Inflation-Protected Securities ETF	625	29,563
Vanguard Total Bond Market ETF	1,322	92,224
		333,468
Emerging Markets Equity 8.7%
Vanguard FTSE Emerging Markets ETF	4,240	166,257
Emerging Markets Fixed Income 2.2%
Vanguard Emerging Markets Government Bond ETF	692	40,917
Total Investment Companies (cost $2,094,871)		1,907,910
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 5.26% (b) (c)	12,926	12,926
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	1,128	1,128
Total Short Term Investments (cost $14,054)		14,054
Total Investments 100.7% (cost $2,108,925)		1,921,964
Other Assets and Liabilities, Net (0.7)%		(13,305)
Total Net Assets 100.0%		1,908,659

(a)  All or a portion of the security was on loan as of September 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 99.9%
Domestic Fixed Income 53.9%
Vanguard Intermediate-Term Corporate Bond ETF (a)	135	10,275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares	Value ($)
Vanguard Intermediate-Term Treasury ETF	546	31,195
Vanguard Long-Term Treasury ETF (a)	288	16,013
Vanguard Mortgage-Backed Securities ETF	1,615	70,717
Vanguard Short-Term Corporate Bond ETF	715	53,734
Vanguard Short-Term Inflation-Protected Securities ETF	348	16,431
Vanguard Total Bond Market ETF	1,212	84,575
		282,940
Domestic Equity 25.7%
Vanguard Dividend Appreciation ETF	185	28,757
Vanguard Growth ETF	53	14,550
Vanguard Mid-Cap ETF	70	14,480
Vanguard Real Estate ETF (a)	62	4,678
Vanguard Small-Cap ETF	49	9,168
Vanguard Total Stock Market ETF	217	46,136
Vanguard Value ETF	124	17,099
		134,868
International Equity 11.9%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	49	5,193
Vanguard FTSE Developed Markets ETF	1,312	57,354
		62,547
Emerging Markets Fixed Income 4.8%
Vanguard Emerging Markets Government Bond ETF	427	25,268
Emerging Markets Equity 3.6%
Vanguard FTSE Emerging Markets ETF	478	18,731
Total Investment Companies (cost $565,612)		524,354
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	1,806	1,806
Total Short Term Investments (cost $1,806)		1,806
Total Investments 100.3% (cost $567,418)		526,160
Other Assets and Liabilities, Net (0.3)%		(1,430)
Total Net Assets 100.0%		524,730

(a)  All or a portion of the security was on loan as of September 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 100.0%
Domestic Equity 37.1%
Vanguard Dividend Appreciation ETF (a)	350	54,385
Vanguard Growth ETF	118	32,103
Vanguard Mid-Cap ETF (a)	230	47,923
Vanguard Real Estate ETF (a)	205	15,470
Vanguard Small-Cap ETF	126	23,841
Vanguard Total Stock Market ETF	449	95,430
Vanguard Value ETF	395	54,414
		323,566
Domestic Fixed Income 35.1%
Vanguard Intermediate-Term Corporate Bond ETF (a)	140	10,626
Vanguard Intermediate-Term Treasury ETF	602	34,414
Vanguard Long-Term Treasury ETF (a)	273	15,141
Vanguard Mortgage-Backed Securities ETF (a)	1,766	77,317
Vanguard Short-Term Corporate Bond ETF	769	57,797
Vanguard Short-Term Inflation-Protected Securities ETF	383	18,127
Vanguard Total Bond Market ETF	1,337	93,302
		306,724
International Equity 17.8%
Vanguard FTSE All-World ex-US Small-Cap Index ETF	122	12,901
Vanguard FTSE Developed Markets ETF (a)	3,256	142,363
		155,264
Emerging Markets Equity 6.2%
Vanguard FTSE Emerging Markets ETF	1,370	53,725
	Shares	Value ($)
Emerging Markets Fixed Income 3.8%
Vanguard Emerging Markets Government Bond ETF	566	33,450
Total Investment Companies (cost $920,439)		872,729
SHORT TERM INVESTMENTS 0.3%
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.26% (b) (c)	2,639	2,639
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	28	28
Total Short Term Investments (cost $2,667)		2,667
Total Investments 100.3% (cost $923,106)		875,396
Other Assets and Liabilities, Net (0.3)%		(2,625)
Total Net Assets 100.0%		872,771

(a)  All or a portion of the security was on loan as of September 30, 2023.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Long Term Investments in Affiliates

The Funds of Funds, except for JNL/American Funds Funds of Funds, JNL iShares Tactical Funds and JNL/Vanguard ETF Allocation Funds, invested solely in shares of other affiliated Funds advised by Jackson National Asset Management, LLC. The JNL/American Funds Funds of Funds may invest in underlying funds that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended (“1940 Act”), an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities. Based on each Fund’s relative ownership for all or some portion of the period ended September 30, 2023, certain Funds of Funds may be deemed an affiliated person thereof under the 1940 Act. JNL/American Funds Feeder Funds and JNL Mellon Feeder Funds invest primarily all of their investable assets in the respective Master Fund. Due to their ownership of more than 5% of the shares of the Master Fund, certain Feeder Funds may be deemed an affiliated person thereof under the 1940 Act. The following table details each Fund's long term investments in affiliates held during the period ended September 30, 2023.

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/American Funds Balanced Fund
American Funds Insurance Series - Asset Allocation Fund - Class 1	2,522,526	184,686	73,537	114,478	(564)	(7,577)	2,625,534	100.0
	2,522,526	184,686	73,537	114,478	(564)	(7,577)	2,625,534	100.0
JNL/American Funds Capital Income Builder Fund
American Funds Insurance Series - Capital Income Builder Fund - Class 1	351,345	32,210	16,485	6,795	1,658	(8,723)	360,005	100.0
	351,345	32,210	16,485	6,795	1,658	(8,723)	360,005	100.0
JNL/American Funds Capital World Bond Fund
American Funds Insurance Series - Capital World Bond Fund - Class 1	354,784	8,861	27,895	—	(6,800)	(1,006)	327,944	100.0
	354,784	8,861	27,895	—	(6,800)	(1,006)	327,944	100.0
JNL/American Funds Global Growth Fund
American Funds Insurance Series - Global Growth Fund - Class 1	722,368	122,119	28,869	63,864	319	411	816,348	100.0
	722,368	122,119	28,869	63,864	319	411	816,348	100.0
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	616,107	26,992	47,689	8,603	(26,459)	39,736	608,687	100.0
	616,107	26,992	47,689	8,603	(26,459)	39,736	608,687	100.0
JNL/American Funds Growth Fund
American Funds Insurance Series - Growth Fund - Class 1	3,371,617	583,632	70,142	242,142	6,016	473,698	4,364,821	100.0
	3,371,617	583,632	70,142	242,142	6,016	473,698	4,364,821	100.0
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	8,552,255	564,624	342,180	515,995	21,016	457,493	9,253,208	100.0
	8,552,255	564,624	342,180	515,995	21,016	457,493	9,253,208	100.0
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	1,370,167	15,872	106,397	3,575	(21,842)	96,570	1,354,370	100.0
	1,370,167	15,872	106,397	3,575	(21,842)	96,570	1,354,370	100.0
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	1,311,314	25,959	81,900	3,940	(878)	86,741	1,341,236	100.0
	1,311,314	25,959	81,900	3,940	(878)	86,741	1,341,236	100.0
JNL/American Funds Washington Mutual Investors Fund
American Funds Insurance Series - Washington Mutual Investors Fund - Class 1	3,494,114	56,274	243,765	49,018	(27,913)	172,737	3,451,447	100.0
	3,494,114	56,274	243,765	49,018	(27,913)	172,737	3,451,447	100.0
JNL/Mellon Bond Index Fund
JNL Bond Index Fund - Class I	1,016,662	37,530	55,924	—	(6,745)	(4,470)	987,053	100.0
	1,016,662	37,530	55,924	—	(6,745)	(4,470)	987,053	100.0
JNL/Mellon Emerging Markets Index Fund
JNL Emerging Markets Index Fund - Class I	817,504	40,236	63,890	—	(17,751)	34,995	811,094	100.0
	817,504	40,236	63,890	—	(17,751)	34,995	811,094	100.0
JNL/Mellon International Index Fund
JNL International Index Fund - Class I	2,126,846	51,750	176,488	—	(14,366)	151,204	2,138,946	100.0
	2,126,846	51,750	176,488	—	(14,366)	151,204	2,138,946	100.0
JNL/Mellon S&P 400 MidCap Index Fund
JNL Mid Cap Index Fund - Class I	3,066,561	66,029	187,148	—	(8,454)	139,049	3,076,037	100.0
	3,066,561	66,029	187,148	—	(8,454)	139,049	3,076,037	100.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/Mellon Small Cap Index Fund
JNL Small Cap Index Fund - Class I	2,331,437	43,826	129,893	—	(11,687)	34,056	2,267,739	100.0
	2,331,437	43,826	129,893	—	(11,687)	34,056	2,267,739	100.0
JNL Aggressive Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	20,180	95	4,373	—	538	958	17,398	1.3
JNL Multi-Manager Emerging Markets Equity Fund - Class I	31,563	570	1,691	—	146	329	30,917	2.3
JNL Multi-Manager International Small Cap Fund - Class I	49,951	1,564	4,712	—	27	4,501	51,331	3.8
JNL Multi-Manager Mid Cap Fund - Class I	121,354	1,172	2,438	—	891	857	121,836	8.9
JNL Multi-Manager Small Cap Growth Fund - Class I	29,415	3,458	766	—	144	1,382	33,633	2.5
JNL Multi-Manager Small Cap Value Fund - Class I	40,313	3,581	1,892	—	584	1,991	44,577	3.3
JNL Multi-Manager U.S. Select Equity Fund - Class I	68,573	15,123	4,811	—	429	5,663	84,977	6.2
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	24,580	2,218	3,506	—	(3,358)	9,149	29,083	2.1
JNL/Blackrock Global Natural Resources Fund - Class I	17,269	5,292	1,250	—	18	(328)	21,001	1.5
JNL/Causeway International Value Select Fund - Class I	84,324	7,615	16,317	—	1,019	12,673	89,314	6.6
JNL/DoubleLine Core Fixed Income Fund - Class I	—	55,738	1,605	—	(40)	(2,080)	52,013	3.8
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	51,916	1,430	3,408	—	1,149	5,528	56,615	4.2
JNL/DoubleLine Total Return Fund - Class I	47,437	3,564	52,637	—	(1,675)	3,311	—	—
JNL/First Sentier Global Infrastructure Fund - Class I	41,313	783	43,030	—	9,295	(8,361)	—	—
JNL/GQG Emerging Markets Equity Fund - Class I	52,789	1,302	6,463	—	1,328	6,868	55,824	4.1
JNL/Harris Oakmark Global Equity Fund - Class I	75,129	6,023	8,175	—	567	7,804	81,348	6.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	20,329	344	3,184	—	426	(1,289)	16,626	1.2
JNL/JPMorgan U.S. Value Fund - Class I	81,187	10,127	2,288	—	933	(751)	89,208	6.5
JNL/Loomis Sayles Global Growth Fund - Class I	58,269	6,282	11,091	—	3,148	6,585	63,193	4.6
JNL/Lord Abbett Short Duration Income Fund - Class I	34,030	627	17,896	—	18	825	17,604	1.3
JNL/Morningstar Wide Moat Index Fund - Class I	78,088	9,162	7,893	—	1,195	10,934	91,486	6.7
JNL/Neuberger Berman Commodity Strategy Fund - Class I	27,376	598	13,647	—	(1,004)	567	13,890	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	41,205	3,101	7,777	—	2,179	10,193	48,901	3.6
JNL/T. Rowe Price Value Fund - Class I	74,545	2,601	3,311	—	1,012	819	75,666	5.6
JNL/WCM Focused International Equity Fund - Class I	88,948	1,418	7,573	—	692	3,384	86,869	6.4
JNL/Westchester Capital Event Driven Fund - Class I	10,280	249	3,729	—	697	(422)	7,075	0.5
JNL/WMC Equity Income Fund - Class I	81,925	4,341	2,913	—	116	(1,338)	82,131	6.0
	1,352,288	148,378	238,376	—	20,474	79,752	1,362,516	100.0
JNL Conservative Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	38,825	890	15,376	—	930	1,787	27,056	4.8
JNL Multi-Manager Mid Cap Fund - Class I	7,378	780	1,358	—	331	(165)	6,966	1.2
JNL Multi-Manager Small Cap Growth Fund - Class I	2,878	457	765	—	(220)	432	2,782	0.5
JNL Multi-Manager Small Cap Value Fund - Class I	4,442	584	1,149	—	198	143	4,218	0.8
JNL/Blackrock Global Allocation Fund - Class I	25,204	756	17,763	—	1,241	445	9,883	1.8
JNL/Causeway International Value Select Fund - Class I	2,985	3,205	923	—	112	240	5,619	1.0
JNL/DoubleLine Core Fixed Income Fund - Class I	65,121	5,015	10,219	—	(736)	642	59,823	10.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	17,731	617	1,723	—	(20)	504	17,109	3.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	5,713	591	1,503	—	140	633	5,574	1.0
JNL/DoubleLine Total Return Fund - Class I	82,818	5,849	17,066	—	(1,400)	983	71,184	12.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	34,071	33,348	3,757	—	(91)	(924)	62,647	11.0
JNL/First Sentier Global Infrastructure Fund - Class I	4,438	5,032	400	—	9	(771)	8,308	1.5
JNL/GQG Emerging Markets Equity Fund - Class I	5,926	453	1,605	—	(110)	1,031	5,695	1.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	2,326	246	2,604	—	(882)	914	—	—
JNL/JPMorgan Hedged Equity Fund - Class I	7,546	161	1,459	—	224	523	6,995	1.2
JNL/JPMorgan U.S. Value Fund - Class I	11,821	2,300	1,556	—	69	10	12,644	2.2
JNL/Lord Abbett Short Duration Income Fund - Class I	39,412	2,840	4,502	—	(177)	1,241	38,814	6.8
JNL/Morningstar Wide Moat Index Fund - Class I	8,724	5,109	2,715	—	(354)	1,815	12,579	2.2
JNL/Neuberger Berman Commodity Strategy Fund - Class I	7,546	935	5,563	—	(439)	343	2,822	0.5
JNL/PIMCO Income Fund - Class I	49,261	1,693	6,382	—	207	876	45,655	8.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	29,633	844	7,961	—	(713)	966	22,769	4.0
JNL/PIMCO Real Return Fund - Class I	11,868	446	859	—	55	(114)	11,396	2.0
JNL/PPM America Total Return Fund - Class I	44,426	10,658	3,396	—	(129)	(335)	51,224	9.0
JNL/T. Rowe Price Capital Appreciation Fund - Class I	32,597	679	5,298	—	1,769	1,377	31,124	5.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	32,539	1,140	7,614	—	609	1,860	28,534	5.0
JNL/WCM Focused International Equity Fund - Class I	5,814	457	1,003	—	(588)	887	5,567	1.0
JNL/WMC Equity Income Fund - Class I	11,864	1,224	1,776	—	54	(161)	11,205	2.0
	592,907	86,309	126,295	—	89	15,182	568,192	100.0
JNL Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	101,153	127	14,160	—	1,447	5,459	94,026	3.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Emerging Markets Equity Fund - Class I	52,785	18	3,586	—	334	560	50,111	1.8
JNL Multi-Manager International Small Cap Fund - Class I	89,666	14	12,480	—	91	8,370	85,661	3.0
JNL Multi-Manager Mid Cap Fund - Class I	223,212	86	8,115	—	3,007	498	218,688	7.7
JNL Multi-Manager Small Cap Growth Fund - Class I	56,036	46	3,490	—	690	2,936	56,218	2.0
JNL Multi-Manager Small Cap Value Fund - Class I	78,948	86	6,119	—	735	4,757	78,407	2.8
JNL Multi-Manager U.S. Select Equity Fund - Class I	110,738	7,310	8,651	—	740	10,312	120,449	4.2
JNL/Baillie Gifford U.S. Equity Growth Fund - Class I	39,319	271	5,852	—	(5,534)	15,159	43,363	1.5
JNL/Blackrock Global Natural Resources Fund - Class I	29,657	2,025	2,071	—	42	(565)	29,088	1.0
JNL/Causeway International Value Select Fund - Class I	181,387	7,384	40,189	—	2,569	27,242	178,393	6.3
JNL/DoubleLine Core Fixed Income Fund - Class I	120,818	7,212	19,861	—	(507)	543	108,205	3.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	29,763	19	1,627	—	(16)	787	28,926	1.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	83,848	6	9,860	—	3,703	7,330	85,027	3.0
JNL/DoubleLine Total Return Fund - Class I	166,260	336	6,570	—	(143)	(1,335)	158,548	5.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	—	60,945	980	—	(28)	(2,263)	57,674	2.0
JNL/First Sentier Global Infrastructure Fund - Class I	88,541	322	29,421	—	9,504	(13,415)	55,531	2.0
JNL/GQG Emerging Markets Equity Fund - Class I	84,561	310	11,147	—	2,387	10,901	87,012	3.1
JNL/Harris Oakmark Global Equity Fund - Class I	113,299	1,992	15,717	—	1,186	12,037	112,797	4.0
JNL/Heitman U.S. Focused Real Estate Fund - Class I	36,135	3	7,163	—	(673)	(721)	27,581	1.0
JNL/JPMorgan U.S. Value Fund - Class I	136,841	13,326	3,554	—	1,449	(997)	147,065	5.2
JNL/Loomis Sayles Global Growth Fund - Class I	95,450	12,275	19,662	—	5,553	10,079	103,695	3.6
JNL/Lord Abbett Short Duration Income Fund - Class I	101,723	4,371	13,774	—	(526)	3,227	95,021	3.3
JNL/Morningstar Wide Moat Index Fund - Class I	137,395	4,914	16,613	—	1,642	20,943	148,281	5.2
JNL/Neuberger Berman Commodity Strategy Fund - Class I	49,274	339	27,164	—	(2,183)	1,352	21,618	0.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	43,219	76	14,998	—	(789)	1,332	28,840	1.0
JNL/T. Rowe Price Established Growth Fund - Class I	80,652	2,405	15,419	—	5,165	19,219	92,022	3.2
JNL/T. Rowe Price U.S. High Yield Fund - Class I	64,459	54	11,395	—	588	4,264	57,970	2.0
JNL/T. Rowe Price Value Fund - Class I	144,413	409	5,373	—	1,652	1,951	143,052	5.0
JNL/WCM Focused International Equity Fund - Class I	183,163	1,274	19,063	—	1,788	6,865	174,027	6.1
JNL/Westchester Capital Event Driven Fund - Class I	28,634	100	14,691	—	2,722	(2,086)	14,679	0.5
JNL/WMC Equity Income Fund - Class I	139,095	10,125	4,625	—	197	(2,526)	142,266	5.0
	2,890,444	138,180	373,390	—	36,792	152,215	2,844,241	100.0
JNL Moderate Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	127,070	21	38,298	—	3,693	5,209	97,695	4.8
JNL Multi-Manager Emerging Markets Equity Fund - Class I	16,285	34	1,413	—	138	157	15,201	0.7
JNL Multi-Manager International Small Cap Fund - Class I	16,161	74	2,616	—	385	1,153	15,157	0.7
JNL Multi-Manager Mid Cap Fund - Class I	63,807	2,111	7,399	—	2,529	(1,327)	59,721	2.9
JNL Multi-Manager Small Cap Growth Fund - Class I	20,842	594	2,982	—	874	551	19,879	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	42,529	2,080	7,457	—	2,204	897	40,253	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	40,098	6,715	5,512	—	375	3,456	45,132	2.2
JNL/Blackrock Global Allocation Fund - Class I	63,744	7	26,315	—	1,599	1,623	40,658	2.0
JNL/Causeway International Value Select Fund - Class I	43,576	1,854	10,016	—	1,381	5,692	42,487	2.1
JNL/DoubleLine Core Fixed Income Fund - Class I	151,932	11,355	24,533	—	(674)	483	138,563	6.8
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	53,683	2	3,628	—	(154)	1,560	51,463	2.5
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	25,835	391	4,523	—	1,648	1,731	25,082	1.2
JNL/DoubleLine Total Return Fund - Class I	212,328	3,838	51,963	—	(1,102)	964	164,065	8.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	90,560	86,199	4,847	—	(143)	(2,465)	169,304	8.3
JNL/First Sentier Global Infrastructure Fund - Class I	42,858	7,130	2,365	—	520	(4,199)	43,944	2.2
JNL/GQG Emerging Markets Equity Fund - Class I	36,594	26	6,189	—	650	4,954	36,035	1.8
JNL/Harris Oakmark Global Equity Fund - Class I	37,273	82	7,947	—	1,915	2,634	33,957	1.7
JNL/Heitman U.S. Focused Real Estate Fund - Class I	9,486	46	4,460	—	(386)	190	4,876	0.2
JNL/JPMorgan Hedged Equity Fund - Class I	27,042	16	4,506	—	1,066	1,579	25,197	1.2
JNL/JPMorgan U.S. Value Fund - Class I	63,931	1,436	5,133	—	257	328	60,819	3.0
JNL/Loomis Sayles Global Growth Fund - Class I	20,280	2,839	4,081	—	1,016	2,377	22,431	1.1
JNL/Lord Abbett Short Duration Income Fund - Class I	117,278	922	6,959	—	(263)	3,418	114,396	5.6
JNL/Morningstar Wide Moat Index Fund - Class I	61,133	10,030	11,391	—	796	9,217	69,785	3.4
JNL/Neuberger Berman Commodity Strategy Fund - Class I	31,837	149	16,130	—	(839)	321	15,338	0.8
JNL/PIMCO Income Fund - Class I	118,046	39	12,513	—	788	1,788	108,148	5.3
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	74,436	305	13,687	—	(987)	1,460	61,527	3.0
JNL/PIMCO Real Return Fund - Class I	41,535	1,060	1,248	—	140	(373)	41,114	2.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/PPM America Total Return Fund - Class I	117,035	21,804	4,345	—	105	(1,245)	133,354	6.6
JNL/T. Rowe Price Capital Appreciation Fund - Class I	133,533	2,256	16,758	—	4,848	7,683	131,562	6.5
JNL/T. Rowe Price Established Growth Fund - Class I	29,810	165	8,850	—	3,122	5,807	30,054	1.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	89,680	6	19,055	—	1,715	4,937	77,283	3.8
JNL/WCM Focused International Equity Fund - Class I	42,727	2,093	5,565	—	789	1,134	41,178	2.0
JNL/WMC Equity Income Fund - Class I	58,836	5,959	3,272	—	85	(1,089)	60,519	3.0
	2,121,800	171,638	345,956	—	28,090	60,605	2,036,177	100.0
JNL Moderate Growth Allocation Fund
JNL Multi-Manager Alternative Fund - Class I	190,135	—	37,857	—	4,274	8,851	165,403	4.6
JNL Multi-Manager Emerging Markets Equity Fund - Class I	48,627	32	4,189	—	414	473	45,357	1.2
JNL Multi-Manager International Small Cap Fund - Class I	58,213	242	7,938	—	64	5,323	55,904	1.5
JNL Multi-Manager Mid Cap Fund - Class I	189,134	2,601	16,852	—	5,779	(2,340)	178,322	4.9
JNL Multi-Manager Small Cap Growth Fund - Class I	55,336	85	5,811	—	1,479	2,222	53,311	1.5
JNL Multi-Manager Small Cap Value Fund - Class I	75,860	182	9,308	—	2,884	2,478	72,096	2.0
JNL Multi-Manager U.S. Select Equity Fund - Class I	113,845	12,557	12,135	—	965	10,380	125,612	3.5
JNL/Blackrock Global Natural Resources Fund - Class I	29,116	1,558	2,539	—	71	(550)	27,656	0.8
JNL/Causeway International Value Select Fund - Class I	175,445	3,900	41,411	—	2,510	26,262	166,706	4.6
JNL/DoubleLine Core Fixed Income Fund - Class I	180,418	11,587	7,782	—	(250)	(593)	183,380	5.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	76,357	151	4,941	—	(211)	2,206	73,562	2.0
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	64,391	13	9,974	—	3,494	4,933	62,857	1.7
JNL/DoubleLine Total Return Fund - Class I	255,506	3,305	37,737	—	(1,170)	(54)	219,850	6.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	154,034	66,568	7,433	—	(229)	(2,110)	210,830	5.8
JNL/First Sentier Global Infrastructure Fund - Class I	95,941	65	20,733	—	6,722	(11,994)	70,001	1.9
JNL/GQG Emerging Markets Equity Fund - Class I	83,154	—	13,172	—	2,702	10,145	82,829	2.3
JNL/Harris Oakmark Global Equity Fund - Class I	76,098	3,525	11,577	—	1,676	7,058	76,780	2.1
JNL/Heitman U.S. Focused Real Estate Fund - Class I	47,338	20	11,157	—	(925)	(695)	34,581	1.0
JNL/JPMorgan Hedged Equity Fund - Class I	57,979	—	9,506	—	2,247	3,423	54,143	1.5
JNL/JPMorgan U.S. Value Fund - Class I	142,976	1,939	10,200	—	530	747	135,992	3.8
JNL/Loomis Sayles Global Growth Fund - Class I	47,743	7,181	11,212	—	2,304	5,355	51,371	1.4
JNL/Lord Abbett Short Duration Income Fund - Class I	171,159	3,554	12,161	—	(448)	5,060	167,164	4.6
JNL/Morningstar Wide Moat Index Fund - Class I	113,497	15,282	21,297	—	3,264	13,948	124,694	3.4
JNL/Neuberger Berman Commodity Strategy Fund - Class I	57,190	69	28,890	—	(2,299)	1,359	27,429	0.8
JNL/PIMCO Income Fund - Class I	114,714	7	16,078	—	1,246	1,321	101,210	2.8
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	75,513	383	21,747	—	(1,506)	2,281	54,924	1.5
JNL/PIMCO Real Return Fund - Class I	37,347	1,090	1,511	—	170	(375)	36,721	1.0
JNL/PPM America Total Return Fund - Class I	102,358	31,917	4,494	—	103	(1,586)	128,298	3.5
JNL/T. Rowe Price Capital Appreciation Fund - Class I	228,703	1,203	28,986	—	11,479	10,080	222,479	6.1
JNL/T. Rowe Price Established Growth Fund - Class I	88,401	—	25,345	—	7,479	19,160	89,695	2.5
JNL/T. Rowe Price U.S. High Yield Fund - Class I	112,573	—	28,688	—	2,452	5,722	92,059	2.5
JNL/T. Rowe Price Value Fund - Class I	132,760	1,947	10,984	—	3,279	137	127,139	3.5
JNL/WCM Focused International Equity Fund - Class I	171,408	4,003	21,575	—	2,081	5,955	161,872	4.5
JNL/Westchester Capital Event Driven Fund - Class I	28,670	3	10,770	—	1,781	(1,049)	18,635	0.5
JNL/WMC Equity Income Fund - Class I	133,728	2,060	7,599	—	309	(2,038)	126,460	3.5
	3,785,667	177,029	533,589	—	64,720	131,495	3,625,322	100.0
JNL/American Funds Growth Allocation Fund
American Funds Insurance Series - American Funds Mortgage Fund - Class 1	—	15,150	—	84	—	(482)	14,668	0.4
American Funds Insurance Series - American High-Income Trust - Class 1	65,571	2,258	1,027	787	(182)	2,726	69,346	2.1
	65,571	17,408	1,027	871	(182)	2,244	84,014	2.5
JNL/American Funds Moderate Growth Allocation Fund
American Funds Emerging Markets Bond Fund - Class R-6	62,185	2,595	16,931	2,983	(6,186)	5,636	47,299	2.0
American Funds Insurance Series - American High-Income Trust - Class 1	78,011	1,066	10,198	850	(1,840)	4,744	71,783	3.1
	140,196	3,661	27,129	3,833	(8,026)	10,380	119,082	5.1
JNL/Goldman Sachs Managed Aggressive Growth Fund
JNL Multi-Manager Alternative Fund - Class I	60,031	81	2,191	—	245	3,976	62,142	3.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	31,010	129	1,581	—	152	353	30,063	1.5
JNL Multi-Manager Mid Cap Fund - Class I	70,157	319	1,663	—	587	409	69,809	3.4
JNL Multi-Manager Small Cap Growth Fund - Class I	19,558	71	848	—	305	914	20,000	1.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Value Fund - Class I	39,643	225	1,762	—	528	2,140	40,774	2.0
JNL/Blackrock Global Natural Resources Fund - Class I	30,406	452	20,310	—	(623)	531	10,456	0.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	173,164	91	39,159	—	17,219	32,799	184,114	9.0
JNL/Causeway International Value Select Fund - Class I	83,127	40,584	14,793	—	2,050	12,044	123,012	6.0
JNL/ClearBridge Large Cap Growth Fund - Class I	186,018	1	38,831	—	18,255	28,019	193,462	9.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,900	126	1,000	—	(53)	1,108	41,081	2.0
JNL/DoubleLine Total Return Fund - Class I	19,015	33,989	453	—	(29)	(1,191)	51,331	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	19,911	4	2,152	—	(376)	3,496	20,883	1.0
JNL/Invesco Diversified Dividend Fund - Class I	120,294	2,842	377	—	100	(1,015)	121,844	6.0
JNL/Invesco Global Growth Fund - Class I	80,396	—	12,730	—	2,804	11,150	81,620	4.0
JNL/JPMorgan MidCap Growth Fund - Class I	49,022	19	2,506	—	651	3,884	51,070	2.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	19,832	151	105	—	5	(259)	19,624	1.0
JNL/JPMorgan U.S. Value Fund - Class I	40,148	240	96	—	37	228	40,557	2.0
JNL/Lazard International Strategic Equity Fund - Class I	71,179	39	4,787	—	309	3,849	70,589	3.5
JNL/Neuberger Berman Commodity Strategy Fund - Class I	30,097	308	19,779	—	(3,513)	2,006	9,119	0.5
JNL/Newton Equity Income Fund - Class I	29,757	232	493	—	33	1,270	30,799	1.5
JNL/PPM America High Yield Bond Fund - Class I	19,932	72	483	—	40	1,188	20,749	1.0
JNL/PPM America Total Return Fund - Class I	19,917	33,506	931	—	(49)	(884)	51,559	2.5
JNL/T. Rowe Price Established Growth Fund - Class I	159,726	317	35,179	—	12,154	37,388	174,406	8.6
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	20,014	7	1,108	—	375	1,175	20,463	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	39,674	322	40,692	—	92	604	—	—
JNL/T. Rowe Price Value Fund - Class I	230,956	4,267	5,060	—	1,491	3,918	235,572	11.6
JNL/WCM Focused International Equity Fund - Class I	80,597	83	5,747	—	170	3,517	78,620	3.9
JNL/William Blair International Leaders Fund - Class I	40,164	62	2,002	—	(554)	716	38,386	1.9
JNL/WMC Government Money Market Fund - Class I	39,555	7,556	26,276	1,315	—	—	20,835	1.0
JNL/WMC Value Fund - Class I	119,588	3,498	1,285	—	310	843	122,954	6.0
	1,983,788	129,593	284,379	1,315	52,715	154,176	2,035,893	100.0
JNL/Goldman Sachs Managed Conservative Fund
JNL Multi-Manager Alternative Fund - Class I	25,823	236	4,238	—	477	1,306	23,604	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	8,606	534	1,519	—	(675)	856	7,802	1.0
JNL Multi-Manager Mid Cap Fund - Class I	8,513	598	1,637	—	474	(290)	7,658	1.0
JNL Multi-Manager Small Cap Growth Fund - Class I	8,274	760	1,982	—	490	103	7,645	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	17,145	1,773	11,002	—	(248)	195	7,863	1.0
JNL/BlackRock Large Cap Select Growth Fund - Class I	12,274	239	4,489	—	609	2,791	11,424	1.5
JNL/Causeway International Value Select Fund - Class I	4,302	8,102	1,120	—	45	293	11,622	1.5
JNL/ClearBridge Large Cap Growth Fund - Class I	8,321	156	2,879	—	1,051	969	7,618	1.0
JNL/DFA U.S. Core Equity Fund - Class I	20,972	914	4,669	—	1,836	317	19,370	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	59,683	34,696	6,843	—	(284)	(729)	86,523	11.0
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	17,156	316	2,190	—	91	370	15,743	2.0
JNL/DoubleLine Total Return Fund - Class I	76,622	38,703	7,232	—	(325)	(1,592)	106,176	13.5
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	59,727	856	5,531	—	(54)	62	55,060	7.0
JNL/Invesco Diversified Dividend Fund - Class I	17,097	932	2,428	—	432	(470)	15,563	2.0
JNL/JPMorgan MidCap Growth Fund - Class I	8,379	496	2,011	—	508	301	7,673	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	93,982	1,613	7,910	—	(137)	(908)	86,640	11.0
JNL/Lazard International Strategic Equity Fund - Class I	4,288	133	834	—	29	244	3,860	0.5
JNL/Lord Abbett Short Duration Income Fund - Class I	60,290	689	62,054	—	411	664	—	—
JNL/Neuberger Berman Strategic Income Fund - Class I	34,173	559	4,154	—	191	699	31,468	4.0
JNL/PIMCO Income Fund - Class I	43,041	30,014	6,997	—	459	391	66,908	8.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	41,327	973	3,022	—	(229)	274	39,323	5.0
JNL/PIMCO Real Return Fund - Class I	34,186	790	3,409	—	415	(549)	31,433	4.0
JNL/PPM America High Yield Bond Fund - Class I	8,527	160	5,270	—	511	14	3,942	0.5
JNL/PPM America Total Return Fund - Class I	59,731	42,935	7,188	—	208	(1,365)	94,321	12.0
JNL/T. Rowe Price Established Growth Fund - Class I	8,105	149	2,977	—	110	2,269	7,656	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	68,868	936	70,893	—	761	328	—	—
JNL/T. Rowe Price U.S. High Yield Fund - Class I	8,529	192	5,468	—	325	360	3,938	0.5
JNL/T. Rowe Price Value Fund - Class I	16,571	1,001	2,429	—	1,131	(685)	15,589	2.0
JNL/WMC Government Money Market Fund - Class I	17,054	1,038	10,166	527	—	—	7,926	1.0
	851,566	170,493	252,541	527	8,612	6,218	784,348	100.0
JNL/Goldman Sachs Managed Growth Fund
JNL Multi-Manager Alternative Fund - Class I	124,120	2	7,940	—	901	7,800	124,883	3.1
JNL Multi-Manager Emerging Markets Equity Fund - Class I	42,711	9	2,415	—	236	480	41,021	1.0
JNL Multi-Manager Mid Cap Fund - Class I	145,094	99	5,080	—	1,278	895	142,286	3.5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Multi-Manager Small Cap Growth Fund - Class I	40,040	35	2,047	—	747	1,782	40,557	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	82,744	96	6,310	—	1,915	3,736	82,181	2.0
JNL/Blackrock Global Natural Resources Fund - Class I	63,001	135	43,218	—	(1,298)	1,148	19,768	0.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	299,738	—	78,590	—	33,800	51,169	306,117	7.5
JNL/Causeway International Value Select Fund - Class I	127,938	82,859	27,508	—	1,741	20,408	205,438	5.0
JNL/ClearBridge Large Cap Growth Fund - Class I	344,785	—	83,741	—	39,031	45,764	345,839	8.5
JNL/DoubleLine Core Fixed Income Fund - Class I	61,876	46,789	3,546	—	(281)	(1,161)	103,677	2.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	84,297	18	3,394	—	(159)	2,346	83,108	2.0
JNL/DoubleLine Total Return Fund - Class I	123,675	72,733	6,559	—	(607)	(2,914)	186,328	4.6
JNL/GQG Emerging Markets Equity Fund - Class I	41,434	—	6,007	—	836	5,550	41,813	1.0
JNL/Invesco Diversified Dividend Fund - Class I	248,706	208	1,697	—	308	(1,910)	245,615	6.0
JNL/Invesco Global Growth Fund - Class I	103,560	—	19,476	—	3,840	14,049	101,973	2.5
JNL/JPMorgan MidCap Growth Fund - Class I	101,497	—	8,593	—	3,694	5,792	102,390	2.5
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	82,772	39	1,137	—	60	(1,078)	80,656	2.0
JNL/JPMorgan U.S. Value Fund - Class I	82,939	57	1,480	—	594	(5)	82,105	2.0
JNL/Lazard International Strategic Equity Fund - Class I	125,802	—	10,900	—	217	7,229	122,348	3.0
JNL/Lord Abbett Short Duration Income Fund - Class I	41,001	2	41,770	—	953	(186)	—	—
JNL/Neuberger Berman Commodity Strategy Fund - Class I	63,205	115	43,230	—	(7,695)	4,427	16,822	0.4
JNL/Newton Equity Income Fund - Class I	41,295	38	1,831	—	132	1,689	41,323	1.0
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	41,542	17	830	—	(62)	84	40,751	1.0
JNL/PIMCO Real Return Fund - Class I	61,017	34	201	—	(6)	(317)	60,527	1.5
JNL/PPM America High Yield Bond Fund - Class I	61,541	15	2,661	—	238	3,555	62,688	1.5
JNL/PPM America Total Return Fund - Class I	103,367	70,896	6,436	—	172	(2,230)	165,769	4.0
JNL/T. Rowe Price Established Growth Fund - Class I	332,611	—	85,048	—	28,140	72,813	348,516	8.5
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	41,368	—	3,579	—	1,230	2,023	41,042	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	82,556	2	83,824	—	34	1,232	—	—
JNL/T. Rowe Price Value Fund - Class I	415,519	212	14,416	—	4,343	5,860	411,518	10.1
JNL/WCM Focused International Equity Fund - Class I	103,556	—	9,012	—	325	4,538	99,407	2.4
JNL/William Blair International Leaders Fund - Class I	82,726	—	5,394	—	(1,448)	1,907	77,791	1.9
JNL/WMC Government Money Market Fund - Class I	81,625	7,141	47,812	2,626	—	—	40,954	1.0
JNL/WMC Value Fund - Class I	226,799	251	3,029	—	750	1,713	226,484	5.5
	4,106,457	281,802	668,711	2,626	113,959	258,188	4,091,695	100.0
JNL/Goldman Sachs Managed Moderate Fund
JNL Multi-Manager Alternative Fund - Class I	60,263	—	8,756	—	966	3,176	55,649	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	20,181	—	2,141	—	218	177	18,435	1.0
JNL Multi-Manager Mid Cap Fund - Class I	39,828	—	4,390	—	1,598	(832)	36,204	2.0
JNL Multi-Manager Small Cap Growth Fund - Class I	19,417	—	2,690	—	986	337	18,050	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	19,992	—	3,100	—	25	1,390	18,307	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	30,092	—	20,730	—	(485)	426	9,303	0.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	47,873	—	16,065	—	3,058	10,132	44,998	2.4
JNL/Causeway International Value Select Fund - Class I	30,334	19,000	7,695	—	295	3,819	45,753	2.5
JNL/ClearBridge Large Cap Growth Fund - Class I	68,204	—	21,782	—	7,308	9,158	62,888	3.4
JNL/DFA U.S. Core Equity Fund - Class I	49,062	—	8,196	—	3,467	1,498	45,831	2.5
JNL/DoubleLine Core Fixed Income Fund - Class I	79,600	68,180	6,795	—	(194)	(1,806)	138,985	7.5
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	40,169	—	4,119	—	165	897	37,112	2.0
JNL/DoubleLine Total Return Fund - Class I	109,029	88,476	8,416	—	(381)	(3,472)	185,236	10.1
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	79,715	—	5,581	—	(272)	265	74,127	4.0
JNL/GQG Emerging Markets Equity Fund - Class I	9,936	—	2,125	—	(439)	1,922	9,294	0.5
JNL/Invesco Diversified Dividend Fund - Class I	69,843	—	5,339	—	1,555	(1,819)	64,240	3.5
JNL/JPMorgan MidCap Growth Fund - Class I	19,646	—	3,385	—	(486)	2,343	18,118	1.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	169,535	—	9,841	—	(165)	(1,709)	157,820	8.6
JNL/Lazard International Strategic Equity Fund - Class I	50,127	—	7,541	—	254	2,848	45,688	2.5
JNL/Lord Abbett Short Duration Income Fund - Class I	99,972	—	101,743	—	(1,222)	2,993	—	—
JNL/Neuberger Berman Commodity Strategy Fund - Class I	9,911	—	562	—	(59)	(88)	9,202	0.5
JNL/Neuberger Berman Strategic Income Fund - Class I	39,947	—	3,877	—	154	873	37,097	2.0
JNL/PIMCO Income Fund - Class I	80,491	48,942	10,317	—	658	941	120,715	6.6
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	79,770	—	5,821	—	(448)	591	74,092	4.0
JNL/PIMCO Real Return Fund - Class I	59,742	—	3,896	—	451	(685)	55,612	3.0
JNL/PPM America High Yield Bond Fund - Class I	39,856	—	14,373	—	1,301	1,121	27,905	1.5
JNL/PPM America Total Return Fund - Class I	129,579	49,884	11,292	—	311	(1,784)	166,698	9.0
JNL/T. Rowe Price Established Growth Fund - Class I	75,536	—	25,294	—	7,992	14,144	72,378	3.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Affiliate	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Distributions from Funds($)	Realized Gain/Loss from Sales($)	Change in Unrealized Appreciation (Depreciation)($)	Value End of Period($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Short-Term Bond Fund - Class I	120,161	—	122,069	—	3,304	(1,396)	—	—
JNL/T. Rowe Price U.S. High Yield Fund - Class I	29,901	—	13,691	—	318	2,049	18,577	1.0
JNL/T. Rowe Price Value Fund - Class I	109,982	—	11,710	—	4,352	(1,550)	101,074	5.5
JNL/WCM Focused International Equity Fund - Class I	9,861	—	1,445	—	(179)	687	8,924	0.5
JNL/William Blair International Leaders Fund - Class I	19,695	—	2,350	—	(596)	806	17,555	1.0
JNL/WMC Government Money Market Fund - Class I	39,073	1,294	21,620	1,215	—	—	18,747	1.0
JNL/WMC Value Fund - Class I	29,689	—	2,443	—	855	(477)	27,624	1.5
	1,986,012	275,776	501,190	1,215	34,665	46,975	1,842,238	100.0
JNL/Goldman Sachs Managed Moderate Growth Fund
JNL Multi-Manager Alternative Fund - Class I	122,661	—	12,746	—	1,424	7,097	118,436	3.0
JNL Multi-Manager Emerging Markets Equity Fund - Class I	41,571	—	3,120	—	306	428	39,185	1.0
JNL Multi-Manager Mid Cap Fund - Class I	122,405	—	8,610	—	3,044	(983)	115,856	3.0
JNL Multi-Manager Small Cap Growth Fund - Class I	39,412	1	3,441	—	1,259	1,313	38,544	1.0
JNL Multi-Manager Small Cap Value Fund - Class I	40,808	—	4,545	—	1,375	1,442	39,080	1.0
JNL/Blackrock Global Natural Resources Fund - Class I	41,195	—	21,114	—	(564)	306	19,823	0.5
JNL/BlackRock Large Cap Select Growth Fund - Class I	157,232	—	46,994	—	19,964	23,953	154,155	4.0
JNL/Causeway International Value Select Fund - Class I	104,231	37,933	23,308	—	3,483	14,161	136,500	3.5
JNL/ClearBridge Large Cap Growth Fund - Class I	259,915	1	73,409	—	25,080	38,099	249,686	6.4
JNL/DoubleLine Core Fixed Income Fund - Class I	121,953	86,569	9,007	—	(666)	(1,860)	196,989	5.1
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	82,627	—	5,828	—	(227)	2,390	78,962	2.0
JNL/DoubleLine Total Return Fund - Class I	181,722	89,565	10,963	—	(515)	(3,948)	255,861	6.6
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	101,816	1	3,388	—	(44)	(56)	98,329	2.5
JNL/GQG Emerging Markets Equity Fund - Class I	40,562	—	7,146	—	1,090	5,089	39,595	1.0
JNL/Invesco Diversified Dividend Fund - Class I	163,403	—	6,493	—	1,526	(2,358)	156,078	4.0
JNL/Invesco Global Growth Fund - Class I	40,677	—	9,014	—	1,823	5,168	38,654	1.0
JNL/JPMorgan MidCap Growth Fund - Class I	80,215	—	10,202	—	4,346	3,183	77,542	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	284,566	4	6,662	—	(387)	(3,027)	274,494	7.0
JNL/JPMorgan U.S. Value Fund - Class I	61,123	—	3,075	—	1,252	(739)	58,561	1.5
JNL/Lazard International Strategic Equity Fund - Class I	102,970	1	11,985	—	514	5,679	97,179	2.5
JNL/Lord Abbett Short Duration Income Fund - Class I	81,511	—	83,025	—	(636)	2,150	—	—
JNL/Neuberger Berman Commodity Strategy Fund - Class I	41,330	3	21,719	—	(3,835)	2,044	17,823	0.5
JNL/Newton Equity Income Fund - Class I	40,785	—	3,399	—	235	1,577	39,198	1.0
JNL/PIMCO Income Fund - Class I	82,156	61,844	6,989	—	466	811	138,288	3.5
JNL/PIMCO Investment Grade Credit Bond Fund - Class I	81,380	—	2,795	—	(222)	284	78,647	2.0
JNL/PIMCO Real Return Fund - Class I	101,341	1	2,598	—	306	(788)	98,262	2.5
JNL/PPM America High Yield Bond Fund - Class I	80,995	—	26,577	—	2,469	2,529	59,416	1.5
JNL/PPM America Total Return Fund - Class I	183,372	67,141	12,158	—	314	(2,419)	236,250	6.1
JNL/T. Rowe Price Established Growth Fund - Class I	270,464	—	79,991	—	25,748	54,867	271,088	6.9
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	40,680	—	4,977	—	(251)	3,475	38,927	1.0
JNL/T. Rowe Price Short-Term Bond Fund - Class I	122,073	—	124,091	—	83	1,935	—	—
JNL/T. Rowe Price U.S. High Yield Fund - Class I	40,756	—	24,486	—	648	2,657	19,575	0.5
JNL/T. Rowe Price Value Fund - Class I	286,082	—	19,737	—	5,945	1,318	273,608	7.0
JNL/WCM Focused International Equity Fund - Class I	101,889	2	11,978	—	(249)	5,212	94,876	2.4
JNL/William Blair International Leaders Fund - Class I	40,708	1	3,758	—	(995)	1,309	37,265	1.0
JNL/WMC Government Money Market Fund - Class I	81,109	3,702	45,051	2,548	—	—	39,760	1.0
JNL/WMC Value Fund - Class I	182,620	—	8,594	—	2,213	(3)	176,236	4.5
	4,050,315	346,769	762,973	2,548	96,322	172,295	3,902,728	100.0

JNL Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Novolipetsk Metallurgical Works	06/19/17	658	—	—
Public Joint Stock Society Inter RAO UES	12/12/16	331	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/18/19	522	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	06/30/21	1	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	06/30/21	266	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	06/25/21	463	—	—
		2,241	—	—

Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value under U.S. GAAP and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund's investments under FASB ASC Topic 820 guidance and are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds. Investments in

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 71.7%
U.S. Treasury Note 33.2%
Treasury, United States Department of
0.63%, 10/15/24 - 08/15/30	21,306	18,044
1.50%, 10/31/24 - 02/15/30	20,685	18,720
2.25%, 10/31/24 - 11/15/27	10,185	9,541
4.38%, 10/31/24 - 08/31/28	8,005	7,915
0.75%, 11/15/24 - 01/31/28	15,285	13,724
2.13%, 11/30/24 - 05/31/26	3,300	3,115
4.50%, 11/30/24 - 07/15/26	5,055	5,004
1.75%, 12/31/24 - 11/15/29	6,745	5,929
4.25%, 12/31/24 - 10/15/25	5,515	5,436
1.13%, 01/15/25 - 02/15/31	19,665	17,161
1.38%, 01/31/25 - 11/15/31	10,656	8,983
4.13%, 01/31/25 - 11/15/32	15,545	15,140
2.75%, 02/28/25 - 08/15/32	14,502	13,296
4.63%, 02/28/25 - 09/30/30	9,995	9,962
2.63%, 03/31/25 - 02/15/29	10,215	9,450
3.88%, 03/31/25 - 12/31/27	9,275	9,042
0.38%, 04/30/25 - 09/30/27	18,224	16,206
2.88%, 06/15/25 - 05/15/32	10,257	9,460
0.25%, 06/30/25 - 09/30/25	6,175	5,650
4.63%, 06/30/25 (a)	1,450	1,438
3.00%, 07/15/25 - 10/31/25	3,525	3,388
4.75%, 07/31/25	1,500	1,490
2.00%, 08/15/25 - 11/15/26	4,173	3,923
3.13%, 08/15/25 - 11/15/28	8,650	8,133
5.00%, 08/31/25 (a)	1,815	1,811
3.50%, 09/15/25 - 02/15/33	14,175	13,286
5.00%, 09/30/25	1,925	1,923
4.00%, 12/15/25 - 07/31/30	12,015	11,667
1.63%, 02/15/26 - 05/15/31	11,157	10,041
0.50%, 02/28/26 - 10/31/27	10,295	8,988
3.75%, 04/15/26 - 06/30/30	3,055	2,938
3.63%, 05/15/26 - 03/31/30	7,915	7,563
0.88%, 06/30/26 - 11/15/30	13,480	11,425
1.25%, 11/30/26 - 08/15/31	20,755	17,416
1.88%, 02/28/27 - 02/15/32	8,195	6,937
2.50%, 03/31/27	1,760	1,635
2.38%, 05/15/27 - 03/31/29	3,470	3,137
3.25%, 06/30/27 - 06/30/29	2,470	2,337
1.00%, 07/31/28	3,395	2,863
3.38%, 05/15/33	5,270	4,781
3.88%, 08/15/33 (a)	1,535	1,451
		330,349
Mortgage-Backed Securities 26.8%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/23 - 12/01/52	7,023	6,184
3.00%, 02/01/24 - 09/01/52	9,977	8,577
4.00%, 02/01/24 - 04/01/53	5,688	5,163
4.50%, 05/01/24 - 07/01/53	3,409	3,182
5.00%, 03/01/26 - 05/01/53	1,957	1,876
2.50%, 08/01/27 - 05/01/52	18,589	15,094
6.50%, 07/01/28 - 03/01/39	76	78
5.50%, 11/01/28 - 07/01/53	1,002	980
2.00%, 01/01/29 - 03/01/52	26,913	21,041
6.00%, 02/01/29 - 05/01/53	695	693
1.50%, 02/01/36 - 03/01/52	7,958	6,116
Federal National Mortgage Association, Inc.
4.00%, 03/01/24 - 09/01/52	8,349	7,614
4.50%, 04/01/24 - 07/01/53	2,834	2,686
6.00%, 05/01/24 - 09/01/39	413	418
3.50%, 09/01/25 - 06/01/52	12,684	11,187
3.00%, 11/01/26 - 03/01/52	20,302	17,382
2.50%, 03/01/27 - 05/01/52	35,059	28,372
TBA, 5.50%, 11/15/27 - 11/15/53 (b)	5,450	5,272
2.00%, 09/01/28 - 06/01/52	38,367	29,948
5.00%, 09/01/29 - 07/01/53	1,792	1,733
TBA, 4.00%, 11/15/31 - 11/15/53 (b)	1,425	1,282
5.50%, 01/01/32 - 05/01/53	1,408	1,385
6.50%, 07/01/32 - 12/01/38	141	145
1.50%, 09/01/35 - 09/01/51	8,621	6,740
7.00%, 12/01/35 - 02/01/38	11	12
TBA, 1.50%, 10/15/38 (b)	525	437
TBA, 2.00%, 10/15/38 - 10/15/53 (b)	10,625	8,235
TBA, 3.50%, 10/15/38 - 10/15/53 (b)	375	341
TBA, 4.50%, 10/15/38 - 10/15/53 (b)	4,200	3,867
TBA, 5.00%, 10/15/38 - 11/15/53 (b)	5,625	5,315
TBA, 6.00%, 11/15/46 - 10/15/53 (b)	3,225	3,183
TBA, 6.50%, 10/15/53 - 11/15/53 (b)	1,750	1,758
Government National Mortgage Association
4.00%, 12/15/24 - 09/20/52	4,016	3,694
4.50%, 04/20/26 - 05/20/53	2,442	2,306
3.50%, 05/15/26 - 09/20/52	8,556	7,626
3.00%, 01/20/27 - 06/20/52	11,485	9,858
2.50%, 08/20/27 - 07/20/52	15,691	12,874
8.50%, 06/15/30 - 12/15/30	1	1
TBA, 6.00%, 11/20/31 - 10/15/53 (b)	1,625	1,610
TBA, 6.50%, 11/20/31 - 10/15/53 (b)	875	880
6.00%, 05/15/32 - 12/20/40	63	64
5.00%, 03/15/33 - 08/20/53	1,255	1,208
5.50%, 08/15/33 - 07/20/53	438	429
6.50%, 07/15/38	3	3
2.00%, 11/20/50 - 05/20/52	10,323	8,183
TBA, 4.50%, 11/15/52 - 10/15/53 (b)	2,150	1,986
TBA, 5.00%, 11/15/52 - 10/15/53 (b)	2,775	2,631
TBA, 5.50%, 11/15/52 - 10/15/53 (b)	2,475	2,402
TBA, 2.00%, 10/15/53 (b)	4,225	3,341
TBA, 4.00%, 10/15/53 (b)	1,575	1,419
		266,811
U.S. Treasury Bond 7.7%
Treasury, United States Department of
6.00%, 02/15/26	415	423
5.25%, 11/15/28 - 02/15/29	1,037	1,063
4.50%, 02/15/36 - 08/15/39	1,790	1,772
4.75%, 02/15/37 - 02/15/41	2,362	2,352
4.25%, 05/15/39	1,170	1,102
4.63%, 02/15/40	40	39
1.13%, 05/15/40	2,545	1,459
4.38%, 05/15/40 - 05/15/41	1,478	1,398
3.88%, 08/15/40 - 05/15/43	2,428	2,130
1.38%, 11/15/40 - 08/15/50	5,401	2,726
1.88%, 02/15/41 - 11/15/51	6,510	3,787
2.25%, 05/15/41 - 02/15/52	9,385	5,937
1.75%, 08/15/41	1,545	962
3.75%, 08/15/41 - 11/15/43	2,515	2,149
3.13%, 11/15/41 - 05/15/48	4,322	3,315
2.38%, 02/15/42 - 05/15/51	6,565	4,301
3.25%, 05/15/42	2,265	1,805
2.75%, 08/15/42 - 11/15/47	3,794	2,695
3.38%, 08/15/42 - 11/15/48	3,217	2,549
4.00%, 11/15/42 - 11/15/52	1,550	1,375
2.88%, 05/15/43 - 05/15/52	6,557	4,736
3.63%, 08/15/43 - 05/15/53	8,146	6,761
4.38%, 08/15/43 (a)	645	602
3.00%, 11/15/44 - 08/15/52	16,031	11,775
2.50%, 02/15/45 - 05/15/46	2,275	1,526
2.00%, 02/15/50 - 08/15/51	5,304	3,081
1.25%, 05/15/50	4,047	1,910
1.63%, 11/15/50	3,940	2,064
4.13%, 08/15/53	930	845
		76,639
U.S. Government Agency Obligations 1.2%
Council of Federal Home Loan Banks
4.75%, 06/12/26 (c)	1,600	1,591
Federal Farm Credit Banks Consolidated Systemwide Bonds
1.10%, 08/10/29 (c)	500	400
1.23%, 09/10/29 (c)	500	402
1.65%, 07/23/35 (c)	225	152
Federal Home Loan Mortgage Corporation
1.50%, 02/12/25 (c)	680	646
0.38%, 07/21/25 (c)	1,250	1,149
0.63%, 11/25/25 (c)	750	681
0.80%, 10/27/26 (c)	200	176
6.75%, 09/15/29 - 03/15/31 (c)	180	201

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
6.25%, 07/15/32 (a) (c)	605	670
Federal National Mortgage Association, Inc.
1.63%, 10/15/24 (c)	500	481
0.63%, 04/22/25 (c)	1,000	931
0.50%, 06/17/25 (c)	1,000	925
0.88%, 12/18/26 (c)	225	198
7.25%, 05/15/30 (c)	540	615
6.63%, 11/15/30 (c)	631	698
FHLBanks Office of Finance
0.50%, 04/14/25 (c)	400	372
3.25%, 11/16/28 (c)	950	890
5.50%, 07/15/36 (c)	400	427
Tennessee Valley Authority
5.25%, 09/15/39 (c)	200	196
5.38%, 04/01/56 (c)	300	298
		12,099
Sovereign 1.1%
Aktiebolaget Svensk Exportkredit
4.13%, 06/14/28 (a)	300	290
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	475
6.55%, 03/14/37	250	258
Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	186
4.13%, 11/20/45	200	161
5.10%, 06/18/50	100	88
4.98%, 04/20/55	100	86
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	400	369
8.30%, 08/15/31	300	338
4.75%, 04/27/32 - 03/08/44	856	695
4.28%, 08/14/41	500	369
5.55%, 01/21/45	300	257
4.60%, 01/23/46	250	183
5.75%, 10/12/10	100	80
Gouvernement de la Province de Quebec
2.88%, 10/16/24	300	291
3.63%, 04/13/28	300	284
Government of Canada
1.63%, 01/22/25	200	190
Government of the Republic of Panama
6.40%, 02/14/35	200	194
6.70%, 01/26/36	400	397
4.50%, 04/16/50	600	410
Japan Bank For International Cooperation
4.25%, 01/26/26	300	293
Koztarsasagi Elnoki Hivatal
7.63%, 03/29/41	250	261
Ministry of Defence State of Israel
2.75%, 07/03/30	400	340
3.38%, 01/15/50	200	132
4.50%, 04/03/20	300	215
Ontario, Government of
0.63%, 01/21/26	300	270
Presidencia de la Republica de Chile
3.24%, 02/06/28	400	366
3.25%, 09/21/71	600	336
Segretariato Generale Della Presidenza Della Repubblica
5.38%, 06/15/33	200	189
The Philippines, Government of
9.50%, 02/02/30	400	481
1.65%, 06/10/31	300	227
6.38%, 01/15/32	500	525
3.70%, 03/01/41	300	225
5.95%, 10/13/47	200	198
The Province of British Columbia, Government of
6.50%, 01/15/26	70	72
The Republic of Indonesia, The Government of
2.85%, 02/14/30	600	509
5.35%, 02/11/49 (a)	200	183
The Republic of Korea, Government of
5.63%, 11/03/25	250	250
Urzad Rady Ministrow
5.50%, 11/16/27	300	300
5.75%, 11/16/32	300	300
		11,273
Commercial Mortgage-Backed Securities 0.9%
Federal Home Loan Mortgage Corporation
Series A2-K046, REMIC, 3.21%, 03/25/25	200	193
Series A2-K062, REMIC, 3.41%, 12/25/26	500	473
Series A2-K082, REMIC, 3.92%, 09/25/28 (d)	750	708
Series A2-K087, REMIC, 3.77%, 12/25/28	500	468
Series A2-K092, REMIC, 3.30%, 04/25/29	400	364
Series A1-K099, REMIC, 2.26%, 06/25/29	356	322
Series A1-K106, REMIC, 1.78%, 10/25/29	478	415
Series A2-K103, REMIC, 2.65%, 11/25/29	600	520
Series A2-K117, REMIC, 1.41%, 08/25/30	500	390
Series A2-K126, REMIC, 2.07%, 01/25/31	400	323
Series AM-K138, REMIC, 1.89%, 01/25/32	300	231
Series K-A2-157, REMIC, 4.20%, 05/25/33	150	137
Series K-A2-1516, REMIC, 1.72%, 05/25/35	750	506
Series K-A2-1521, REMIC, 2.18%, 08/25/36	750	522
Federal National Mortgage Association, Inc.
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (d)	230	218
Series 2018-A2-M1, REMIC, 3.09%, 12/25/27 (d)	350	323
Series 2018-A2-M14, REMIC, 3.70%, 08/25/28 (d)	477	444
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	293	267
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	491	432
Series 2020-A2-M1, REMIC, 2.44%, 10/25/29	500	427
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	296	245
Series 2020-A2-M14, REMIC, 1.78%, 05/25/30	322	264
Series 2022-A2-M1, REMIC, 1.73%, 10/25/31 (d)	300	229
		8,421
Municipal 0.8%
Atlanta, City of
2.26%, 11/01/35	400	301
Bay Area Toll Authority
6.26%, 04/01/49	200	214
California, State of
3.50%, 04/01/28	80	75
6.00%, 03/01/33	100	104
7.55%, 04/01/39	300	353
Chicago Transit Authority
6.90%, 12/01/40	195	210
Connecticut, State of
5.85%, 03/15/32	125	128
Cook, County of
6.23%, 11/15/34	100	103
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	213
Dallas County Hospital District
5.62%, 08/15/44	300	297
Dallas Independent School District
6.45%, 02/15/35	300	301
District of Columbia, Government of
5.59%, 12/01/34	220	220
Florida Department of Management Services
1.71%, 07/01/27	300	262
Illinois, State of
7.35%, 07/01/35	343	357
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	245
Los Angeles Unified School District
5.76%, 07/01/29	200	201
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	295
Municipal Electric Authority of Georgia
7.06%, 04/01/57	190	186
New Jersey Economic Development Authority
7.43%, 02/15/29	200	211
New Jersey Turnpike Authority
7.10%, 01/01/41	250	283

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	242
New York City Transitional Finance Authority
5.77%, 08/01/36	240	241
Pennsylvania Turnpike Commission
5.51%, 12/01/45	300	287
Rector and Visitors of the University of Virginia
2.26%, 09/01/50	300	171
San Diego County Water Authority
6.14%, 05/01/49	260	273
Texas A&M University
3.66%, 07/01/47	100	77
Texas Department of Transportation
5.18%, 04/01/30	400	395
Texas, State of
5.52%, 04/01/39	200	199
The Ohio State University
4.91%, 06/01/40	200	184
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	207
4.46%, 10/01/62	300	247
University of Pittsburgh - of The Commonwealth System of Higher Education
3.56%, 09/15/19	300	181
Wisconsin, State of
5.70%, 05/01/26	305	307
		7,570
Total Government And Agency Obligations (cost $813,461)		713,162
CORPORATE BONDS AND NOTES 26.5%
Financials 9.5%
AerCap Ireland Capital Designated Activity Company
3.88%, 01/23/28	300	272
Ally Financial Inc.
5.80%, 05/01/25	250	245
6.99%, 06/13/29	200	196
American Express Company
3.00%, 10/30/24	400	388
3.30%, 05/03/27	300	276
4.05%, 12/03/42	200	160
American International Group, Inc.
2.50%, 06/30/25 (a)	234	221
4.75%, 04/01/48	60	49
4.38%, 06/30/50	350	270
Ameriprise Financial, Inc.
5.15%, 05/15/33	100	95
Aon Corporation
3.75%, 05/02/29	300	272
2.80%, 05/15/30 (a)	350	291
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	129
Ares Capital Corporation
4.25%, 03/01/25	300	289
Arthur J. Gallagher & Co.
3.50%, 05/20/51	45	29
Asian Development Bank
1.50%, 10/18/24 - 01/20/27	1,150	1,058
2.13%, 03/19/25	200	191
0.63%, 04/29/25	240	223
1.00%, 04/14/26	300	272
2.38%, 08/10/27	300	275
2.75%, 01/19/28	400	369
6.38%, 10/01/28	210	223
1.88%, 01/24/30	200	168
4.00%, 01/12/33	300	283
Asian Infrastructure Investment Bank
0.50%, 05/28/25	350	323
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	300	300
Athene Holding Ltd
3.95%, 05/25/51	300	196
Banco Santander, S.A.
2.75%, 05/28/25 (e)	400	377
5.15%, 08/18/25 (e)	400	391
3.80%, 02/23/28 (e)	400	361
Bank of America Corporation
4.00%, 01/22/25	250	243
2.46%, 10/22/25	400	384
1.32%, 06/19/26	165	151
4.83%, 07/22/26	300	292
1.20%, 10/24/26	300	271
5.08%, 01/20/27	300	293
3.59%, 07/21/28	750	684
6.20%, 11/10/28	400	401
3.97%, 03/05/29	150	137
4.27%, 07/23/29	170	157
3.19%, 07/23/30	300	256
2.88%, 10/22/30	400	333
2.50%, 02/13/31	185	148
2.59%, 04/29/31	250	201
1.90%, 07/23/31	150	114
1.92%, 10/24/31	300	226
2.69%, 04/22/32	255	201
2.30%, 07/21/32	200	151
2.57%, 10/20/32	300	230
2.97%, 02/04/33 - 07/21/52	500	357
5.87%, 09/15/34	250	243
6.11%, 01/29/37	250	246
3.85%, 03/08/37	200	163
4.24%, 04/24/38	120	99
3.31%, 04/22/42	195	136
4.44%, 01/20/48	120	96
3.95%, 01/23/49	75	55
4.33%, 03/15/50	300	233
2.83%, 10/24/51	200	117
3.48%, 03/13/52	55	37
Bank of Montreal
1.50%, 01/10/25 (e)	300	283
0.95%, 01/22/27	600	535
4.70%, 09/14/27 (e)	100	96
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	284
Barclays PLC
3.65%, 03/16/25 (e)	400	384
5.83%, 05/09/27	300	295
2.89%, 11/24/32 (e)	200	150
6.22%, 05/09/34	300	284
5.25%, 08/17/45	250	209
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43	200	169
4.20%, 08/15/48	135	110
2.85%, 10/15/50	200	124
Berkshire Hathaway Inc.
3.13%, 03/15/26 (a)	220	210
BlackRock, Inc.
2.40%, 04/30/30	200	167
Blackstone Private Credit Fund
2.70%, 01/15/25	400	379
Blue Owl Capital Corporation
3.40%, 07/15/26	400	358
Blue Owl Credit Income Corp.
7.95%, 06/13/28 (f)	200	198
BNP Paribas
4.25%, 10/15/24	250	245
Brookfield Capital Finance LLC
6.09%, 06/14/33	200	195
Brookfield Corporation
4.00%, 01/15/25	250	243
Brookfield Financial, Inc.
3.90%, 01/25/28	150	138
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (e)	200	190
0.95%, 10/23/25 (e)	300	272
Capital One Financial Corporation
4.20%, 10/29/25	500	476
6.38%, 06/08/34	400	377
Caterpillar Financial Services Corporation
2.15%, 11/08/24	300	289
4.35%, 05/15/26	200	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Chubb INA Holdings Inc.
4.35%, 11/03/45	150	123
CI Financial Corp.
4.10%, 06/15/51	250	144
Cincinnati Financial Corporation
6.13%, 11/01/34	100	99
Citigroup Inc.
5.50%, 09/13/25	300	296
2.01%, 01/25/26	300	283
3.11%, 04/08/26	250	239
3.20%, 10/21/26	780	720
3.89%, 01/10/28	160	149
3.67%, 07/24/28	450	413
4.13%, 07/25/28	250	227
4.08%, 04/23/29	115	106
6.63%, 06/15/32	300	305
3.06%, 01/25/33	300	237
3.79%, 03/17/33	200	167
4.91%, 05/24/33 (a)	250	227
6.27%, 11/17/33	300	299
5.88%, 01/30/42	489	468
4.75%, 05/18/46	200	156
4.28%, 04/24/48	60	46
4.65%, 07/23/48	140	113
Citizens Financial Group, Inc.
2.64%, 09/30/32	300	209
CME Group Inc.
3.00%, 03/15/25	200	193
Cooperatieve Rabobank U.A.
5.00%, 01/13/25 (e)	300	298
4.38%, 08/04/25	250	241
Corebridge Financial, Inc.
3.65%, 04/05/27	200	185
3.90%, 04/05/32	200	168
4.40%, 04/05/52	200	146
Deutsche Bank Aktiengesellschaft
2.55%, 01/07/28 (e)	300	262
3.55%, 09/18/31 (e)	300	243
3.73%, 01/14/32 (e)	400	297
Discover Bank
4.25%, 03/13/26	200	189
2.70%, 02/06/30	250	195
Equitable Holdings, Inc.
4.35%, 04/20/28	85	79
5.59%, 01/11/33	300	284
5.00%, 04/20/48 (a)	100	80
European Bank for Reconstruction and Development
0.50%, 05/19/25 (a)	500	462
European Investment Bank
1.88%, 02/10/25	600	572
1.63%, 03/14/25	210	199
0.38%, 12/15/25 - 03/26/26	525	471
3.88%, 03/15/28 (a)	210	203
Fidelity National Information Services, Inc.
4.70%, 07/15/27	300	291
Fifth Third Bancorp
8.25%, 03/01/38	300	320
Fiserv, Inc.
3.50%, 07/01/29	190	169
4.40%, 07/01/49	100	77
FS KKR Capital Corp.
3.40%, 01/15/26	400	367
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	476
4.42%, 11/15/35	550	492
HSBC Holdings PLC
5.89%, 08/14/27 (e)	400	395
5.21%, 08/11/28	300	289
2.21%, 08/17/29 (e)	400	330
3.97%, 05/22/30	300	264
5.40%, 08/11/33	500	461
6.25%, 03/09/34	200	196
6.55%, 06/20/34 (e)	200	190
6.10%, 01/14/42 (a)	300	298
Huntington Bancshares Incorporated
6.21%, 08/21/29	300	293
ING Groep N.V.
4.25%, 03/28/33 (e)	200	173
Inter-American Development Bank
2.13%, 01/15/25	500	479
1.75%, 03/14/25	160	152
0.63%, 07/15/25	500	461
1.50%, 01/13/27	750	674
4.00%, 01/12/28	300	291
1.13%, 01/13/31	300	234
3.50%, 04/12/33	95	86
4.38%, 01/24/44	100	89
Intercontinental Exchange, Inc.
2.10%, 06/15/30	400	320
4.60%, 03/15/33 (a)	250	230
4.25%, 09/21/48	75	59
3.00%, 09/15/60	85	49
5.20%, 06/15/62 (a)	250	218
International Bank for Reconstruction and Development
1.63%, 01/15/25	250	238
0.63%, 04/22/25	430	400
0.38%, 07/28/25	300	275
2.50%, 07/29/25 - 03/29/32	1,640	1,495
0.50%, 10/28/25	500	455
5.75%, 06/15/26	200	200
3.13%, 06/15/27	400	377
1.38%, 04/20/28	300	259
4.50%, 06/26/28	200	195
3.50%, 07/12/28	205	194
3.88%, 02/14/30	210	200
1.25%, 02/10/31	195	153
International Finance Corporation
3.63%, 09/15/25	400	388
Japan Bank For International Cooperation
2.13%, 02/10/25	250	238
2.25%, 11/04/26	400	366
2.00%, 10/17/29	400	336
Jefferies Group LLC
4.15%, 01/23/30	150	132
John Deere Capital Corporation
4.05%, 09/08/25	100	98
0.70%, 01/15/26 (a)	300	270
3.45%, 03/07/29	115	105
1.45%, 01/15/31	200	154
JPMorgan Chase & Co.
3.13%, 01/23/25	305	294
2.30%, 10/15/25	235	225
2.08%, 04/22/26	250	235
8.00%, 04/29/27	200	216
3.54%, 05/01/28 (a)	300	276
2.18%, 06/01/28	500	438
4.85%, 07/25/28	150	144
3.51%, 01/23/29	200	181
4.01%, 04/23/29	150	138
4.20%, 07/23/29	640	593
2.74%, 10/15/30	220	184
2.52%, 04/22/31	405	328
2.96%, 05/13/31	350	288
1.76%, 11/19/31	85	64
2.58%, 04/22/32	200	158
2.96%, 01/25/33	300	239
4.91%, 07/25/33	200	184
5.72%, 09/14/33	100	96
5.35%, 06/01/34	500	475
5.60%, 07/15/41	400	381
3.96%, 11/15/48	200	146
3.90%, 01/23/49	105	76
3.11%, 04/22/51	370	230
3.33%, 04/22/52	195	126
KeyBank National Association
4.15%, 08/08/25	250	236

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
KeyCorp
2.25%, 04/06/27	250	213
KfW
2.50%, 11/20/24 (a)	800	773
2.00%, 05/02/25	680	645
0.38%, 07/18/25	275	252
0.63%, 01/22/26	300	271
3.75%, 02/15/28	300	288
4.13%, 07/15/33	700	665
0.00%, 06/29/37 (g)	150	77
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	367
3.88%, 06/14/28	200	193
Lazard Group LLC
4.38%, 03/11/29	300	276
Lloyds Banking Group PLC
5.99%, 08/07/27	200	198
4.34%, 01/09/48	500	347
Markel Group Inc.
4.15%, 09/17/50	300	213
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	56
5.45%, 03/15/53	100	93
MasterCard Incorporated
4.85%, 03/09/33	100	96
3.85%, 03/26/50	300	231
MetLife, Inc.
5.70%, 06/15/35	100	98
6.40%, 12/15/36	100	98
5.88%, 02/06/41	300	291
5.25%, 01/15/54	300	268
Mitsubishi UFJ Financial Group Inc
3.85%, 03/01/26	500	478
3.84%, 04/17/26	300	290
5.02%, 07/20/28	300	289
5.35%, 09/13/28	300	293
4.32%, 04/19/33	300	267
5.41%, 04/19/34	200	190
4.29%, 07/26/38	300	250
Mizuho Financial Group, Inc.
4.02%, 03/05/28	500	465
2.20%, 07/10/31	200	155
Moody's Corporation
2.00%, 08/19/31	400	311
Morgan Stanley
3.70%, 10/23/24	500	488
4.00%, 07/23/25	750	726
0.86%, 10/21/25	300	283
6.25%, 08/09/26	200	202
4.35%, 09/08/26	300	286
3.63%, 01/20/27 (a)	600	560
1.59%, 05/04/27 (a)	195	173
1.51%, 07/20/27	200	176
5.12%, 02/01/29	300	289
2.70%, 01/22/31 (a)	185	151
2.24%, 07/21/32	200	151
2.51%, 10/20/32 (a)	130	100
2.94%, 01/21/33	600	473
4.89%, 07/20/33 (a)	500	454
6.34%, 10/18/33	130	130
3.22%, 04/22/42 (a)	110	76
4.38%, 01/22/47	200	158
Nasdaq, Inc.
1.65%, 01/15/31 (h)	300	226
2.50%, 12/21/40 (h)	100	62
National Australia Bank Limited
5.20%, 05/13/25	300	298
4.97%, 01/12/26	250	247
2.50%, 07/12/26	500	462
NatWest Group PLC
7.47%, 11/10/26 (e)	400	406
5.81%, 09/13/29	200	194
Nomura Holdings, Inc.
2.65%, 01/16/25	200	191
Northern Trust Corporation
3.95%, 10/30/25	250	240
ORIX Corporation
3.70%, 07/18/27	200	186
PACCAR Financial Corp.
4.60%, 01/10/28	250	244
PayPal Holdings, Inc.
1.65%, 06/01/25 (a)	600	562
2.85%, 10/01/29	100	87
3.25%, 06/01/50	200	131
PNC Bank, National Association
4.20%, 11/01/25	300	288
Principal Financial Group, Inc.
5.38%, 03/15/33	200	192
5.50%, 03/15/53	100	88
Prospect Capital Corporation
3.36%, 11/15/26	500	433
Prudential Financial, Inc.
3.91%, 12/07/47	313	227
3.70%, 03/13/51	300	208
Royal Bank of Canada
3.38%, 04/14/25 (e)	300	289
3.63%, 05/04/27 (e)	300	279
3.88%, 05/04/32 (e)	300	261
5.00%, 02/01/33 (e)	150	139
S&P Global Inc.
2.45%, 03/01/27	200	182
4.75%, 08/01/28	100	98
2.50%, 12/01/29 (a)	200	170
2.90%, 03/01/32	200	164
Santander Holdings USA, Inc.
4.50%, 07/17/25	500	485
6.50%, 03/09/29	200	195
Santander UK Group Holdings PLC
1.67%, 06/14/27 (e)	500	437
State Street Corporation
5.27%, 08/03/26	200	198
3.03%, 11/01/34	230	195
Sumitomo Mitsui Financial Group, Inc.
3.45%, 01/11/27	150	139
5.52%, 01/13/28	300	295
3.54%, 01/17/28	200	182
3.04%, 07/16/29	300	256
The Bank of Nova Scotia
3.45%, 04/11/25 (e)	300	289
5.45%, 06/12/25 (e)	200	198
1.30%, 09/15/26 (e)	200	175
The Charles Schwab Corporation
5.88%, 08/24/26	200	199
1.65%, 03/11/31	300	222
6.14%, 08/24/34	200	194
The Export-Import Bank of Korea
3.25%, 11/10/25	400	382
The Goldman Sachs Group, Inc.
3.75%, 05/22/25	1,000	964
4.25%, 10/21/25	500	482
5.80%, 08/10/26	200	198
3.85%, 01/26/27 (a)	110	103
1.54%, 09/10/27	150	131
1.95%, 10/21/27	170	150
2.64%, 02/24/28	300	267
3.81%, 04/23/29	150	136
2.60%, 02/07/30	500	410
2.62%, 04/22/32	205	160
2.38%, 07/21/32	200	152
2.65%, 10/21/32	160	124
3.10%, 02/24/33	300	240
6.75%, 10/01/37	350	354
4.41%, 04/23/39	90	74
6.25%, 02/01/41	250	251
3.21%, 04/22/42	125	84
4.75%, 10/21/45	230	193
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	73

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
The Korea Development Bank
3.38%, 09/16/25	500	480
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	300	298
3.15%, 05/19/27	400	365
3.45%, 04/23/29	200	175
2.55%, 01/22/30	400	324
5.94%, 08/18/34	400	384
The Progressive Corporation
4.35%, 04/25/44	200	161
4.13%, 04/15/47	50	39
The Toronto-Dominion Bank
0.75%, 09/11/25 (a) (e)	400	364
3.20%, 03/10/32 (e)	200	163
The Travelers Companies, Inc.
6.38%, 03/15/33	200	212
4.00%, 05/30/47	100	77
Toyota Motor Credit Corporation
4.80%, 01/10/25	250	248
1.80%, 02/13/25	400	380
0.80%, 10/16/25 - 01/09/26	600	544
2.15%, 02/13/30	500	413
1.65%, 01/10/31	100	77
4.70%, 01/12/33	100	95
Truist Bank
3.63%, 09/16/25	500	472
Truist Financial Corporation
6.05%, 06/08/27	200	198
U.S. Bancorp
3.15%, 04/27/27 (a)	500	455
1.38%, 07/22/30	100	73
U.S. Bank National Association
2.80%, 01/27/25	500	479
UBS Group AG
4.88%, 05/15/45 (e)	350	288
Unum Group
4.50%, 12/15/49 (a)	300	211
Visa Inc.
3.15%, 12/14/25	305	291
1.10%, 02/15/31	300	226
2.70%, 04/15/40	200	140
3.65%, 09/15/47	45	34
2.00%, 08/15/50	280	152
Wells Fargo & Company
3.00%, 02/19/25 - 10/23/26	640	594
2.16%, 02/11/26	160	151
3.00%, 04/22/26 (a)	1,100	1,025
4.10%, 06/03/26	200	190
4.54%, 08/15/26	200	194
3.58%, 05/22/28	250	229
4.15%, 01/24/29	130	119
2.57%, 02/11/31 (a)	360	292
4.90%, 07/25/33	400	362
3.07%, 04/30/41	300	201
5.61%, 01/15/44	350	310
4.90%, 11/17/45 (a)	250	200
4.75%, 12/07/46	200	155
Wells Fargo Bank, National Association
5.45%, 08/07/26 (a)	250	248
Westpac Banking Corporation
2.85%, 05/13/26	90	84
2.70%, 08/19/26	250	232
4.11%, 07/24/34 (e)	500	429
3.02%, 11/18/36	85	63
4.42%, 07/24/39 (e)	50	38
Willis North America Inc.
3.88%, 09/15/49	300	200
		94,546
Health Care 2.7%
Abbott Laboratories
2.95%, 03/15/25	250	242
1.40%, 06/30/30	300	238
6.00%, 04/01/39	100	105
4.75%, 04/15/43	200	180
AbbVie Inc.
2.60%, 11/21/24	400	386
3.80%, 03/15/25 (a)	400	389
3.60%, 05/14/25	140	135
3.20%, 05/14/26 (a)	200	189
4.25%, 11/14/28	100	95
3.20%, 11/21/29	350	309
4.30%, 05/14/36	115	101
4.05%, 11/21/39	400	327
4.63%, 10/01/42	500	421
4.45%, 05/14/46	140	114
4.88%, 11/14/48	100	87
Aetna Inc.
6.63%, 06/15/36	150	155
4.13%, 11/15/42	200	150
Amgen Inc.
2.60%, 08/19/26	180	166
2.45%, 02/21/30 (a)	80	66
5.25%, 03/02/30	400	391
2.30%, 02/25/31	350	279
3.15%, 02/21/40 (a)	265	187
3.38%, 02/21/50	265	173
4.66%, 06/15/51	408	331
3.00%, 01/15/52	200	121
AstraZeneca Finance LLC
4.90%, 03/03/30	200	195
AstraZeneca PLC
3.38%, 11/16/25	115	110
1.38%, 08/06/30	80	62
6.45%, 09/15/37	250	269
4.38%, 11/16/45 - 08/17/48	130	109
Baxalta Incorporated
4.00%, 06/23/25	250	242
5.25%, 06/23/45	60	54
Baxter International Inc.
1.92%, 02/01/27	145	128
2.54%, 02/01/32 (a)	100	77
Becton, Dickinson and Company
3.73%, 12/15/24	193	188
3.70%, 06/06/27	300	281
Biogen Inc.
4.05%, 09/15/25	440	425
Boston Scientific Corporation
1.90%, 06/01/25	400	376
Bristol-Myers Squibb Company
3.90%, 02/20/28	200	189
3.40%, 07/26/29	75	68
1.45%, 11/13/30	90	69
2.95%, 03/15/32	85	71
4.13%, 06/15/39	100	83
3.55%, 03/15/42	60	45
4.35%, 11/15/47	70	57
4.55%, 02/20/48	70	58
4.25%, 10/26/49	190	151
2.55%, 11/13/50	85	49
Cardinal Health, Inc.
3.75%, 09/15/25	100	96
3.41%, 06/15/27	200	185
Centene Corporation
2.45%, 07/15/28	365	308
2.63%, 08/01/31	305	233
Cottage Health
3.30%, 11/01/49	300	198
CVS Health Corporation
4.10%, 03/25/25	400	391
2.88%, 06/01/26	200	186
4.30%, 03/25/28	620	586
3.25%, 08/15/29 (a)	600	525
1.75%, 08/21/30	95	73
2.70%, 08/21/40	70	44
5.13%, 07/20/45	200	168
5.05%, 03/25/48	470	391
Elevance Health, Inc.
2.25%, 05/15/30	350	285
4.38%, 12/01/47	80	63

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
3.60%, 03/15/51	70	48
Eli Lilly and Company
3.38%, 03/15/29	250	230
2.25%, 05/15/50	250	141
2.50%, 09/15/60	300	163
GE HealthCare Technologies Inc.
5.65%, 11/15/27	130	130
5.91%, 11/22/32	100	99
Gilead Sciences, Inc.
3.65%, 03/01/26	300	287
2.95%, 03/01/27	550	508
1.20%, 10/01/27	210	179
1.65%, 10/01/30	400	312
2.60%, 10/01/40	100	66
4.15%, 03/01/47	150	119
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28 (a)	120	114
HCA Inc.
4.13%, 06/15/29	100	90
5.13%, 06/15/39	50	43
5.50%, 06/15/47	300	256
5.25%, 06/15/49	100	82
5.90%, 06/01/53 (a)	200	180
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52	200	147
Humana Inc.
4.95%, 10/01/44	200	168
Johnson & Johnson
2.45%, 03/01/26 - 09/01/60	550	439
3.63%, 03/03/37	100	84
5.95%, 08/15/37	250	264
3.50%, 01/15/48	50	38
McKesson Corporation
5.10%, 07/15/33	200	191
MedStar Health, Inc.
3.63%, 08/15/49	200	135
Medtronic Global Holdings S.C.A.
4.50%, 03/30/33	100	93
Medtronic, Inc.
4.38%, 03/15/35	200	181
4.63%, 03/15/45	284	249
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	115
4.20%, 07/01/55	250	193
Merck & Co., Inc.
2.15%, 12/10/31	120	95
3.90%, 03/07/39	50	41
2.35%, 06/24/40	55	36
3.70%, 02/10/45	250	191
4.00%, 03/07/49	80	63
2.45%, 06/24/50	70	40
5.00%, 05/17/53	200	182
2.90%, 12/10/61	160	92
5.15%, 05/17/63	100	91
Mylan II B.V.
5.25%, 06/15/46	85	63
Northwell Health, Inc.
3.98%, 11/01/46 (a)	500	361
Novartis Capital Corporation
2.00%, 02/14/27	400	362
2.20%, 08/14/30	95	79
4.40%, 05/06/44	200	172
2.75%, 08/14/50	65	42
Pfizer Inc.
0.80%, 05/28/25	300	278
2.75%, 06/03/26	475	446
6.60%, 12/01/28 (i)	50	53
4.20%, 09/15/48	50	41
4.00%, 03/15/49	65	51
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/30	300	288
5.34%, 05/19/63	300	273
Providence St. Joseph Health
3.74%, 10/01/47	350	239
Quest Diagnostics Incorporated
3.50%, 03/30/25	300	290
Shire Acquisitions Investments Ireland Designated Activity Company
3.20%, 09/23/26	500	467
Stryker Corporation
3.50%, 03/15/26	250	238
4.10%, 04/01/43	200	156
The Cigna Group
4.38%, 10/15/28	210	199
4.80%, 08/15/38 - 07/15/46	820	711
3.88%, 10/15/47	60	43
4.90%, 12/15/48	160	135
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	225
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	200	188
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	198
UnitedHealth Group Incorporated
3.75%, 07/15/25 - 10/15/47	200	180
5.25%, 02/15/28	200	200
3.88%, 12/15/28 (a)	200	188
4.25%, 01/15/29 - 06/15/48	180	159
5.30%, 02/15/30	200	199
2.30%, 05/15/31	80	65
4.20%, 05/15/32 - 01/15/47	400	348
5.35%, 02/15/33	200	198
5.80%, 03/15/36	150	152
3.50%, 08/15/39	250	192
3.05%, 05/15/41 (a)	80	56
4.45%, 12/15/48	60	49
5.88%, 02/15/53	100	100
6.05%, 02/15/63 (a)	100	101
Viatris Inc.
2.70%, 06/22/30	90	70
3.85%, 06/22/40	80	52
4.00%, 06/22/50	110	66
Wyeth LLC
5.95%, 04/01/37	250	256
Zoetis Inc.
5.40%, 11/14/25	200	199
2.00%, 05/15/30	200	160
5.60%, 11/16/32	200	199
		27,387
Utilities 2.2%
AEP Texas Inc.
3.45%, 01/15/50	10	6
AEP Transmission Company, LLC
5.40%, 03/15/53	100	93
Alabama Power Company
6.00%, 03/01/39	250	245
3.70%, 12/01/47	200	141
3.13%, 07/15/51	200	123
Ameren Illinois Company
3.25%, 03/01/25	250	242
American Water Capital Corp.
3.75%, 09/01/47 (a)	100	73
Appalachian Power Company
3.70%, 05/01/50	400	268
Arizona Public Service Company
4.50%, 04/01/42	100	79
Atmos Energy Corporation
1.50%, 01/15/31 (a)	300	228
Baltimore Gas and Electric Company
2.25%, 06/15/31 (a)	300	238
3.50%, 08/15/46	160	109
5.40%, 06/01/53	200	183
Berkshire Hathaway Energy Company
3.25%, 04/15/28	200	181
6.13%, 04/01/36 (a)	400	401
3.80%, 07/15/48	100	69
CenterPoint Energy Houston Electric, LLC
4.45%, 10/01/32	100	92

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	168
CMS Energy Corporation
4.75%, 06/01/50	300	256
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	276
5.70%, 06/15/40	100	95
3.88%, 06/15/47	300	216
Dominion Energy, Inc.
2.85%, 08/15/26	350	324
3.38%, 04/01/30	250	215
DTE Electric Company
3.38%, 03/01/25	200	194
2.63%, 03/01/31	250	206
2.95%, 03/01/50	400	248
Duke Energy Corporation
2.45%, 02/01/30 - 06/01/30	800	662
5.30%, 02/15/40	300	278
3.70%, 12/01/47	200	143
3.20%, 08/15/49	250	161
Duke Energy Florida, LLC
3.40%, 10/01/46	60	40
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	248
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/37	100	75
Duke Energy Progress, LLC
4.20%, 08/15/45	250	192
5.35%, 03/15/53 (a)	100	91
Edison International
6.95%, 11/15/29	200	206
Eversource Energy
2.90%, 10/01/24	300	291
3.30%, 01/15/28	200	182
Exelon Corporation
3.95%, 06/15/25	150	145
4.95%, 06/15/35	250	225
Florida Power & Light Company
5.05%, 04/01/28	100	99
3.70%, 12/01/47	40	29
4.13%, 06/01/48 (a)	600	465
Iberdrola International B.V.
6.75%, 07/15/36	150	159
Idaho Power Company
5.50%, 03/15/53	100	92
Kentucky Utilities Company
5.13%, 11/01/40	150	133
MidAmerican Energy Company
3.50%, 10/15/24 (a)	200	196
6.75%, 12/30/31	50	53
3.15%, 04/15/50	125	79
National Fuel Gas Company
3.95%, 09/15/27 (h)	301	276
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/28	200	193
5.00%, 02/28/30	200	191
2.25%, 06/01/30	400	320
5.05%, 02/28/33	200	186
5.25%, 02/28/53	200	173
NiSource Finance Corp.
3.49%, 05/15/27	200	185
NiSource Inc.
0.95%, 08/15/25	600	547
5.25%, 03/30/28	100	98
1.70%, 02/15/31	500	374
Northern States Power Company
4.13%, 05/15/44	500	389
5.10%, 05/15/53 (a)	200	179
NorthWestern Corporation
4.18%, 11/15/44	150	113
NSTAR Electric Company
3.20%, 05/15/27	200	186
4.95%, 09/15/52	100	87
Ohio Power Company
2.60%, 04/01/30	200	166
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	152
5.25%, 09/30/40 (a)	200	186
3.80%, 09/30/47	200	146
Pacific Gas And Electric Company
3.15%, 01/01/26	345	321
2.10%, 08/01/27	435	371
4.55%, 07/01/30	235	208
4.50%, 07/01/40	240	178
4.95%, 07/01/50	275	205
3.50%, 08/01/50	105	62
PacifiCorp
6.25%, 10/15/37 (a)	200	199
5.50%, 05/15/54 (a)	200	169
PECO Energy Company
4.15%, 10/01/44	250	194
2.85%, 09/15/51	250	147
PG&E Wildfire Recovery Funding LLC
5.21%, 12/01/47	100	90
5.10%, 06/01/52	225	202
PPL Capital Funding, Inc.
4.13%, 04/15/30	250	224
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	151
3.00%, 10/01/49	250	157
Progress Energy, Inc.
7.75%, 03/01/31	300	327
Public Service Electric And Gas Company
3.00%, 05/15/27	200	185
5.50%, 03/01/40	200	191
2.05%, 08/01/50	300	153
Public Service Enterprise Group Incorporated
1.60%, 08/15/30	200	153
Puget Energy, Inc.
5.76%, 10/01/39	200	189
3.25%, 09/15/49	170	108
San Diego Gas & Electric Company
2.50%, 05/15/26	250	232
1.70%, 10/01/30	200	154
Sempra Energy
5.40%, 08/01/26	200	198
5.50%, 08/01/33	200	191
4.00%, 02/01/48	50	36
Southern California Edison Company
5.95%, 11/01/32 - 02/01/38	400	397
6.00%, 01/15/34	75	75
5.63%, 02/01/36	195	184
4.05%, 03/15/42	200	151
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	152
3.15%, 09/30/51	400	238
Southwest Gas Corporation
5.45%, 03/23/28	100	98
System Energy Resources, Inc.
6.00%, 04/15/28	100	98
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	237
The Southern Company
3.70%, 04/30/30 (e)	250	222
4.40%, 07/01/46	400	310
Union Electric Company
3.65%, 04/15/45	350	247
Virginia Electric and Power Company
6.00%, 05/15/37	200	198
4.45%, 02/15/44	100	80
4.00%, 11/15/46	300	219
Washington Gas Light Company
3.80%, 09/15/46	200	139
Wisconsin Electric Power Company
4.75%, 09/30/32	100	94
Xcel Energy Inc.
2.60%, 12/01/29	300	252
		21,746

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Information Technology 2.0%
Adobe Inc.
2.30%, 02/01/30 (a)	200	168
Apple Inc.
1.13%, 05/11/25	250	234
0.70%, 02/08/26 (a)	255	230
2.45%, 08/04/26 (a)	320	297
3.35%, 02/09/27 - 08/08/32	475	444
3.20%, 05/11/27 (a)	150	141
3.00%, 11/13/27	620	573
4.00%, 05/10/28	200	192
2.20%, 09/11/29	300	257
1.65%, 05/11/30 - 02/08/31	445	357
4.30%, 05/10/33 (a)	200	189
2.38%, 02/08/41	90	60
4.25%, 02/09/47 (a)	60	51
3.75%, 09/12/47	60	46
2.95%, 09/11/49	300	197
2.65%, 05/11/50	250	152
4.85%, 05/10/53	100	92
2.80%, 02/08/61	240	141
4.10%, 08/08/62	125	96
Applied Materials, Inc.
3.90%, 10/01/25	350	340
Autodesk, Inc.
4.38%, 06/15/25	500	488
Broadcom Corporation
3.50%, 01/15/28	300	273
Broadcom Inc.
3.15%, 11/15/25	100	95
4.75%, 04/15/29	200	189
5.00%, 04/15/30	250	239
4.15%, 11/15/30	100	89
3.47%, 04/15/34 (f)	255	200
3.50%, 02/15/41 (f)	300	208
3.75%, 02/15/51 (f)	300	201
Cisco Systems, Inc.
3.50%, 06/15/25	100	97
2.50%, 09/20/26	400	372
Corning Incorporated
5.75%, 08/15/40	95	90
3.90%, 11/15/49	300	214
4.38%, 11/15/57	40	30
Dell International L.L.C.
5.85%, 07/15/25 (h)	250	250
6.02%, 06/15/26 (h)	425	427
6.20%, 07/15/30 (h)	250	252
8.10%, 07/15/36 (h)	79	88
8.35%, 07/15/46 (h)	30	35
3.45%, 12/15/51 (f)	60	37
DXC Technology Company
2.38%, 09/15/28	300	243
Hewlett Packard Enterprise Company
4.90%, 10/15/25 (i)	180	177
6.10%, 04/01/26	200	200
6.35%, 10/15/45 (i)	90	88
Intel Corporation
3.70%, 07/29/25	500	484
3.15%, 05/11/27 (a)	150	139
4.88%, 02/10/28	130	128
2.45%, 11/15/29 (a)	250	213
5.20%, 02/10/33	115	111
2.80%, 08/12/41	300	196
4.25%, 12/15/42	200	159
4.10%, 05/11/47	150	115
3.73%, 12/08/47	120	85
3.25%, 11/15/49	80	51
5.05%, 08/05/62	105	88
5.90%, 02/10/63 (a)	125	118
International Business Machines Corporation
4.00%, 07/27/25 - 06/20/42	500	448
7.00%, 10/30/25	200	206
3.50%, 05/15/29	210	190
5.88%, 11/29/32	100	103
4.15%, 05/15/39	250	204
4.25%, 05/15/49	150	116
Intuit Inc.
5.20%, 09/15/33	300	292
5.50%, 09/15/53	300	287
Keysight Technologies, Inc.
4.55%, 10/30/24	300	295
KLA Corporation
3.30%, 03/01/50	300	199
Micron Technology, Inc.
5.38%, 04/15/28	200	193
Microsoft Corporation
3.13%, 11/03/25 (a)	680	651
2.53%, 06/01/50	377	229
2.92%, 03/17/52	210	137
2.68%, 06/01/60	179	105
3.04%, 03/17/62	220	139
Motorola Solutions, Inc.
4.60%, 05/23/29	300	284
NVIDIA Corporation
1.55%, 06/15/28	300	256
3.50%, 04/01/40	300	236
Oracle Corporation
2.65%, 07/15/26	500	461
3.25%, 11/15/27	210	191
2.88%, 03/25/31	230	188
6.25%, 11/09/32	110	111
3.90%, 05/15/35	350	286
3.80%, 11/15/37	200	152
3.60%, 04/01/40	400	287
4.50%, 07/08/44 (a)	200	156
4.13%, 05/15/45	200	145
6.90%, 11/09/52	105	108
5.55%, 02/06/53	95	83
4.38%, 05/15/55	310	223
4.10%, 03/25/61	235	156
Qualcomm Incorporated
3.45%, 05/20/25	150	145
5.40%, 05/20/33	200	200
4.65%, 05/20/35	60	56
4.50%, 05/20/52	250	204
6.00%, 05/20/53	100	101
Roper Technologies, Inc.
1.40%, 09/15/27	300	257
TD SYNNEX Corporation
1.75%, 08/09/26 (h)	200	176
2.65%, 08/09/31 (h)	200	149
Texas Instruments Incorporated
1.90%, 09/15/31	300	236
4.90%, 03/14/33	100	97
4.15%, 05/15/48	75	60
5.00%, 03/14/53	200	181
VMware, Inc.
4.50%, 05/15/25 (h)	250	244
4.70%, 05/15/30 (h)	250	230
		20,179
Communication Services 1.9%
Alphabet Inc.
0.45%, 08/15/25 (a)	250	229
2.00%, 08/15/26	300	276
1.10%, 08/15/30	280	218
2.25%, 08/15/60 (a)	225	118
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	103
4.38%, 07/16/42	200	161
AT&T Inc.
2.30%, 06/01/27	500	442
4.35%, 03/01/29 - 06/15/45	255	219
2.55%, 12/01/33	751	550
4.50%, 05/15/35 - 03/09/48	1,606	1,307
3.65%, 06/01/51 - 09/15/59	706	447
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h) (i)	250	295

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Charter Communications Operating, LLC
4.91%, 07/23/25	640	625
5.38%, 04/01/38	200	163
6.48%, 10/23/45	210	183
5.75%, 04/01/48	100	80
4.80%, 03/01/50	200	140
5.25%, 04/01/53 (a)	200	150
4.40%, 12/01/61	75	46
5.50%, 04/01/63	300	222
Comcast Corporation
3.38%, 08/15/25	290	279
4.15%, 10/15/28 (a)	650	616
4.55%, 01/15/29 (a)	100	96
6.50%, 11/15/35	100	106
6.95%, 08/15/37	250	270
3.90%, 03/01/38	70	57
4.00%, 08/15/47 (a)	50	38
4.00%, 03/01/48	360	270
4.70%, 10/15/48 (a)	365	309
2.45%, 08/15/52	750	405
5.50%, 05/15/64	120	109
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h) (i)	300	344
Electronic Arts Inc.
2.95%, 02/15/51	300	181
Fox Corporation
5.48%, 01/25/39	65	56
5.58%, 01/25/49	80	67
Meta Platforms, Inc.
4.80%, 05/15/30	100	97
4.95%, 05/15/33	85	81
5.60%, 05/15/53	200	189
4.65%, 08/15/62	175	139
5.75%, 05/15/63	165	155
NBCUniversal Media, LLC
6.40%, 04/30/40 (a)	250	259
Omnicom Group Inc.
2.60%, 08/01/31	375	296
Orange
5.38%, 01/13/42	100	91
5.50%, 02/06/44 (a)	300	277
Paramount Global
7.88%, 07/30/30	125	126
Rogers Communications Inc.
3.63%, 12/15/25	300	284
3.70%, 11/15/49	250	159
4.55%, 03/15/52	300	218
Telefonica Emisiones SA
5.52%, 03/01/49	300	247
Telefonica Europe B.V.
8.25%, 09/15/30	250	278
The Walt Disney Company
2.00%, 09/01/29	625	517
6.20%, 12/15/34	50	52
2.75%, 09/01/49	225	133
3.80%, 05/13/60	350	241
T-Mobile USA, Inc.
3.50%, 04/15/25	340	328
2.05%, 02/15/28	900	774
3.88%, 04/15/30 (a)	435	385
2.55%, 02/15/31	400	318
4.50%, 04/15/50	160	123
5.75%, 01/15/54	200	184
3.60%, 11/15/60	100	62
5.80%, 09/15/62	100	90
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	50	54
Verizon Communications Inc.
3.38%, 02/15/25 (a)	223	216
1.45%, 03/20/26	325	294
4.13%, 03/16/27	300	285
4.33%, 09/21/28	400	376
4.02%, 12/03/29	982	888
1.75%, 01/20/31 (a)	130	98
2.36%, 03/15/32	250	190
2.65%, 11/20/40	180	114
3.40%, 03/22/41	215	151
3.70%, 03/22/61	405	258
Vodafone Group Public Limited Company
5.25%, 05/30/48	175	148
4.25%, 09/17/50	75	54
5.13%, 06/19/59	110	87
5.75%, 02/10/63 (a)	50	44
		18,537
Energy 1.8%
Apache Corporation
4.25%, 01/15/30 (a)	200	178
Baker Hughes Holdings LLC
3.34%, 12/15/27	400	365
4.49%, 05/01/30	500	469
BP Capital Markets America Inc.
3.63%, 04/06/30	750	674
4.81%, 02/13/33	95	89
2.94%, 06/04/51	85	52
BP Capital Markets P.L.C.
3.28%, 09/19/27 (a)	90	84
Burlington Resources Finance Co
7.20%, 08/15/31	100	110
Canadian Natural Resources Limited
5.85%, 02/01/35 (a)	150	141
6.25%, 03/15/38	150	145
Cenovus Energy Inc.
6.75%, 11/15/39	87	87
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	179
Cheniere Energy Partners, L.P.
5.95%, 06/30/33 (f)	200	193
Chevron Corporation
2.95%, 05/16/26	110	104
2.24%, 05/11/30	180	150
Chevron U.S.A. Inc.
3.90%, 11/15/24	35	34
2.34%, 08/12/50	40	23
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	89
Conoco Funding Company
7.25%, 10/15/31	75	83
ConocoPhillips
6.95%, 04/15/29	200	216
ConocoPhillips Company
5.05%, 09/15/33	300	287
3.76%, 03/15/42	300	230
Devon Energy Corporation
5.85%, 12/15/25	57	57
Enable Midstream Partners, LP
4.95%, 05/15/28	300	287
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	211
Energy Transfer LP
4.75%, 01/15/26	350	340
4.95%, 06/15/28	300	287
3.75%, 05/15/30	250	217
7.50%, 07/01/38	200	210
6.50%, 02/01/42	150	143
5.00%, 05/15/50	200	157
Enterprise Products Operating LLC
3.70%, 02/15/26 (a)	350	335
2.80%, 01/31/30	250	212
6.88%, 03/01/33	25	27
6.45%, 09/01/40	100	103
4.45%, 02/15/43	150	123
4.95%, 10/15/54	300	254
3.95%, 01/31/60	100	70
Equinor ASA
3.13%, 04/06/30	300	265
3.95%, 05/15/43	300	237
Exxon Mobil Corporation
3.04%, 03/01/26	315	299
2.28%, 08/16/26	150	139

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
2.61%, 10/15/30	360	304
3.00%, 08/16/39	300	218
4.11%, 03/01/46	205	164
3.10%, 08/16/49	200	131
Halliburton Company
3.80%, 11/15/25	58	56
7.45%, 09/15/39	250	277
5.00%, 11/15/45	120	102
Hess Corporation
7.30%, 08/15/31	23	24
5.60%, 02/15/41	400	360
Kinder Morgan Energy Partners, L.P.
5.00%, 03/01/43	300	242
5.40%, 09/01/44	250	210
Kinder Morgan, Inc.
5.30%, 12/01/34	350	320
3.60%, 02/15/51	300	190
Magellan Midstream Partners, L.P.
3.25%, 06/01/30	250	213
Marathon Petroleum Corporation
6.50%, 03/01/41	300	297
MPLX LP
4.88%, 06/01/25	250	245
4.50%, 04/15/38	105	85
5.50%, 02/15/49	80	68
4.90%, 04/15/58	110	82
ONEOK Partners, L.P.
6.65%, 10/01/36	150	149
ONEOK, Inc.
4.00%, 07/13/27	200	187
4.55%, 07/15/28	50	47
5.65%, 11/01/28	150	148
6.63%, 09/01/53 (a)	150	147
Ovintiv Canada ULC
7.20%, 11/01/31	130	134
Phillips 66
4.65%, 11/15/34	250	224
4.90%, 10/01/46	150	127
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	142
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	100	97
4.20%, 03/15/28	300	279
4.50%, 05/15/30	250	229
Shell International Finance B.V.
3.25%, 05/11/25 - 04/06/50	480	388
2.75%, 04/06/30	250	215
4.13%, 05/11/35	200	176
6.38%, 12/15/38	200	212
4.00%, 05/10/46	155	120
3.13%, 11/07/49	200	130
Suncor Energy Inc.
4.00%, 11/15/47	340	239
The Williams Companies, Inc.
3.50%, 11/15/30	250	215
Total Capital International
3.46%, 07/12/49	50	35
TransCanada PipeLines Limited
4.88%, 01/15/26 - 05/15/48	410	391
6.20%, 03/09/26	200	199
4.10%, 04/15/30	250	224
6.20%, 10/15/37	100	98
5.00%, 10/16/43	150	124
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	250	215
Western Midstream Operating, LP
4.65%, 07/01/26	200	192
4.75%, 08/15/28	100	93
Williams Partners L.P.
4.00%, 09/15/25	350	337
3.75%, 06/15/27	300	279
6.30%, 04/15/40	200	196
		17,531
Consumer Staples 1.7%
Altria Group, Inc.
4.80%, 02/14/29	180	171
5.80%, 02/14/39 (a)	110	102
4.50%, 05/02/43	200	148
5.95%, 02/14/49	400	359
Anheuser-Busch Companies, LLC
4.70%, 02/01/36 (a)	482	441
4.90%, 02/01/46	300	265
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	280	272
3.50%, 06/01/30	110	98
5.45%, 01/23/39 (a)	500	482
4.44%, 10/06/48	362	298
5.80%, 01/23/59	295	288
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	279
B.A.T Capital Corporation
3.22%, 09/06/26 (a)	250	232
2.73%, 03/25/31	300	231
4.39%, 08/15/37	150	114
4.54%, 08/15/47 (a)	150	103
3.98%, 09/25/50	200	126
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	500	451
Brown-Forman Corporation
4.75%, 04/15/33	100	95
California Institute of Technology
4.32%, 08/01/45	40	33
Campbell Soup Company
4.15%, 03/15/28	300	282
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	185
3.95%, 08/01/47	200	151
Conagra Brands, Inc.
1.38%, 11/01/27	300	251
5.30%, 11/01/38	55	48
5.40%, 11/01/48	55	47
Constellation Brands, Inc.
3.15%, 08/01/29	400	350
Costco Wholesale Corporation
3.00%, 05/18/27	80	75
1.38%, 06/20/27	300	262
Dollar General Corporation
5.45%, 07/05/33 (a)	200	185
Dollar Tree, Inc.
4.20%, 05/15/28	90	84
General Mills, Inc.
4.20%, 04/17/28	105	99
Haleon US Capital LLC
4.00%, 03/24/52	250	185
Kenvue Inc.
5.35%, 03/22/26 (f)	200	198
5.00%, 03/22/30 (f)	200	195
4.90%, 03/22/33 (f)	100	96
5.05%, 03/22/53 (f)	200	181
5.20%, 03/22/63 (f)	100	90
Keurig Dr Pepper Inc.
4.50%, 04/15/52 (a)	100	79
Kraft Heinz Foods Company
3.88%, 05/15/27	200	189
5.00%, 06/04/42	400	346
4.38%, 06/01/46	200	156
Massachusetts Institute of Technology
5.60%, 07/01/11	100	99
4.68%, 07/01/14 (a)	250	206
McCormick & Company, Incorporated
0.90%, 02/15/26	405	363
1.85%, 02/15/31	300	228
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	167
Molson Coors Beverage Company
3.00%, 07/15/26	500	465

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
PepsiCo, Inc.
3.00%, 10/15/27	500	464
3.45%, 10/06/46	90	66
2.75%, 10/21/51	50	31
3.88%, 03/19/60	400	300
Philip Morris International Inc.
4.38%, 11/15/41	300	234
RELX Capital Inc.
4.00%, 03/18/29	300	280
Reynolds American Inc.
5.70%, 08/15/35	100	89
Sysco Corporation
5.95%, 04/01/30 (h)	266	268
6.60%, 04/01/50 (h)	300	311
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	15
The Coca-Cola Company
2.13%, 09/06/29	250	213
1.38%, 03/15/31	300	229
2.25%, 01/05/32	350	284
3.00%, 03/05/51	300	200
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	29
3.13%, 12/01/49	225	146
The J. M. Smucker Company
3.50%, 03/15/25 (a)	300	290
3.38%, 12/15/27	250	230
The Kroger Co.
4.50%, 01/15/29	300	285
7.50%, 04/01/31	150	164
4.45%, 02/01/47	300	235
Tyson Foods, Inc.
5.15%, 08/15/44	200	166
Unilever Capital Corporation
1.38%, 09/14/30	500	386
University of Notre Dame du Lac
3.44%, 02/15/45	250	185
University of Southern California
3.03%, 10/01/39	450	336
5.25%, 10/01/11	20	18
University of Washington
3.52%, 04/15/54	100	71
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	195
4.10%, 04/15/50	400	250
Walmart Inc.
2.65%, 12/15/24	300	290
4.00%, 04/15/26	200	195
3.90%, 04/15/28	200	191
3.70%, 06/26/28	185	175
3.63%, 12/15/47	300	226
4.50%, 09/09/52 - 04/15/53	300	258
		17,155
Industrials 1.7%
3M Company
2.00%, 02/14/25	345	327
2.38%, 08/26/29	690	581
Air Lease Corporation
3.25%, 03/01/25	300	287
2.20%, 01/15/27	200	177
5.30%, 02/01/28	300	290
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	274
Burlington Northern Santa Fe, LLC
6.15%, 05/01/37	100	104
5.75%, 05/01/40	400	397
Canadian National Railway Company
3.65%, 02/03/48	300	220
Canadian Pacific Kansas City Limited
3.50%, 05/01/50	300	204
6.13%, 09/15/15	90	87
Carrier Global Corporation
2.72%, 02/15/30	125	104
3.58%, 04/05/50	505	341
Caterpillar Inc.
2.60%, 04/09/30	250	214
3.25%, 04/09/50	250	175
CSX Corporation
3.80%, 03/01/28	300	282
5.50%, 04/15/41	205	193
4.30%, 03/01/48	50	39
3.95%, 05/01/50	300	223
Cummins Inc.
1.50%, 09/01/30	300	234
2.60%, 09/01/50	200	116
Deere & Company
3.90%, 06/09/42	200	165
Dover Corporation
5.38%, 03/01/41	150	137
Eaton Corporation
4.15%, 11/02/42	100	81
Equifax Inc.
3.10%, 05/15/30	250	208
FedEx Corporation
3.25%, 04/01/26	300	285
4.25%, 05/15/30	300	277
3.88%, 08/01/42	200	150
5.25%, 05/15/50	100	88
Fortune Brands Innovations, Inc.
5.88%, 06/01/33	200	193
General Electric Company
6.88%, 01/10/39	300	336
Honeywell International Inc.
1.10%, 03/01/27	300	263
1.75%, 09/01/31	250	192
3.81%, 11/21/47	300	229
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	190
3.80%, 03/21/29	200	184
4.50%, 03/21/49	200	161
Kennametal Inc.
4.63%, 06/15/28	100	94
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	242
2.90%, 12/15/29	300	256
5.05%, 04/27/45	250	218
Lockheed Martin Corporation
3.55%, 01/15/26	100	96
4.50%, 05/15/36 (a)	105	96
4.07%, 12/15/42	243	199
4.09%, 09/15/52	107	84
Norfolk Southern Corporation
2.30%, 05/15/31	300	240
2.90%, 08/25/51	250	148
Northrop Grumman Corporation
3.25%, 01/15/28	150	138
4.75%, 06/01/43	155	133
3.85%, 04/15/45	250	186
Otis Worldwide Corporation
3.11%, 02/15/40	300	214
Parker-Hannifin Corporation
4.00%, 06/14/49	40	30
Republic Services, Inc.
4.88%, 04/01/29	100	97
5.00%, 04/01/34	100	95
RTX Corporation
3.13%, 05/04/27	400	368
4.13%, 11/16/28	595	555
4.50%, 06/01/42 (a)	300	246
4.80%, 12/15/43	25	21
4.05%, 05/04/47	200	149
4.63%, 11/16/48	90	73
Snap-on Incorporated
3.25%, 03/01/27	250	234
Southwest Airlines Co.
5.25%, 05/04/25	300	296
5.13%, 06/15/27 (a)	200	195
2.63%, 02/10/30	600	493

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
The Boeing Company
4.88%, 05/01/25 (h)	315	310
2.70%, 02/01/27 (a)	125	113
5.04%, 05/01/27 (h)	100	98
2.95%, 02/01/30	125	105
5.15%, 05/01/30 (h)	285	272
5.88%, 02/15/40	25	24
5.71%, 05/01/40 (h)	800	738
3.90%, 05/01/49	40	28
3.95%, 08/01/59	125	82
Union Pacific Corporation
3.95%, 09/10/28	300	283
4.50%, 01/20/33	100	93
3.84%, 03/20/60	445	312
3.80%, 04/06/71	50	34
3.85%, 02/14/72	80	54
United Parcel Service, Inc.
6.20%, 01/15/38	350	373
3.75%, 11/15/47	70	53
Verisk Analytics, Inc.
5.75%, 04/01/33	200	197
W. W. Grainger, Inc.
4.60%, 06/15/45	200	172
Waste Management, Inc.
4.15%, 07/15/49	50	40
		16,585
Consumer Discretionary 1.4%
Amazon.com, Inc.
3.30%, 04/13/27	165	155
3.15%, 08/22/27	740	688
1.65%, 05/12/28	400	344
1.50%, 06/03/30	130	103
3.60%, 04/13/32	135	120
3.88%, 08/22/37	170	145
2.50%, 06/03/50	200	117
2.70%, 06/03/60	55	31
3.25%, 05/12/61	240	153
4.10%, 04/13/62	160	122
American Honda Finance Corporation
1.20%, 07/08/25	400	371
1.00%, 09/10/25 (a)	300	275
AutoNation, Inc.
4.75%, 06/01/30 (h)	350	315
AutoZone, Inc.
3.25%, 04/15/25	350	337
3.75%, 06/01/27	200	188
Discovery Communications, LLC
3.95%, 03/20/28 (a)	105	96
3.63%, 05/15/30	400	339
5.20%, 09/20/47	75	57
4.00%, 09/15/55	319	191
eBay Inc.
1.40%, 05/10/26	300	269
3.65%, 05/10/51	15	10
General Motors Company
5.00%, 04/01/35	200	171
5.15%, 04/01/38	70	58
General Motors Financial Company, Inc.
4.00%, 01/15/25	200	194
2.90%, 02/26/25	200	191
1.25%, 01/08/26	200	179
2.40%, 04/10/28	300	255
5.85%, 04/06/30 (a)	300	288
2.35%, 01/08/31	400	302
2.70%, 06/10/31	400	306
Hasbro, Inc.
6.35%, 03/15/40	300	288
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	185
Lowe`s Companies, Inc.
1.70%, 09/15/28 - 10/15/30	700	556
3.65%, 04/05/29	75	68
2.80%, 09/15/41	300	193
3.00%, 10/15/50	300	177
5.80%, 09/15/62	105	96
Magna International Inc.
5.98%, 03/21/26	200	200
Marriott International, Inc.
3.13%, 06/15/26	500	468
McDonald's Corporation
3.70%, 01/30/26	175	168
6.30%, 03/01/38	200	208
4.88%, 12/09/45	165	143
3.63%, 09/01/49	200	141
5.45%, 08/14/53	300	282
NIKE, Inc.
2.85%, 03/27/30 (a)	400	346
O'Reilly Automotive, Inc.
1.75%, 03/15/31	300	229
PVH Corp.
4.63%, 07/10/25 (h)	400	388
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	300	275
Starbucks Corporation
4.00%, 11/15/28	200	188
2.55%, 11/15/30	500	410
4.50%, 11/15/48	200	159
4.45%, 08/15/49	50	40
The Home Depot, Inc.
3.00%, 04/01/26	500	474
1.38%, 03/15/31	300	227
4.50%, 09/15/32	200	189
5.88%, 12/16/36	600	616
3.13%, 12/15/49	200	131
4.95%, 09/15/52	150	134
3.50%, 09/15/56	200	135
Toyota Motor Corporation
3.67%, 07/20/28	200	187
Warnermedia Holdings, Inc.
3.76%, 03/15/27	300	277
5.39%, 03/15/62	500	368
		14,316
Real Estate 0.9%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	193
4.50%, 07/30/29	250	232
4.85%, 04/15/49	300	233
American Tower Corporation
2.40%, 03/15/25	200	190
1.60%, 04/15/26	500	450
1.50%, 01/31/28	500	415
3.80%, 08/15/29	90	80
2.70%, 04/15/31	375	297
5.65%, 03/15/33	200	192
AvalonBay Communities, Inc.
2.45%, 01/15/31	350	283
Boston Properties Limited Partnership
3.20%, 01/15/25	200	192
2.90%, 03/15/30	200	158
COPT Defense Properties
2.00%, 01/15/29	450	353
Crown Castle Inc.
3.70%, 06/15/26	140	132
3.65%, 09/01/27	80	73
3.25%, 01/15/51	50	30
Equinix, Inc.
1.45%, 05/15/26 (a)	300	268
3.40%, 02/15/52	300	188
ERP Operating Limited Partnership
2.50%, 02/15/30	200	166
GLP Financing, LLC
5.38%, 04/15/26	150	146
5.75%, 06/01/28	300	287
Healthpeak OP, LLC
5.25%, 12/15/32	150	139
6.75%, 02/01/41	200	199
KRC Interim Corp.
2.70%, 10/01/30	200	161

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Mid-America Apartments, L.P.
1.10%, 09/15/26	350	308
NNN REIT, Inc.
3.10%, 04/15/50	200	114
ProLogis, L.P.
2.13%, 04/15/27	100	89
2.25%, 04/15/30	175	143
4.63%, 01/15/33	100	93
4.75%, 06/15/33	100	92
3.00%, 04/15/50	35	21
Public Storage, Inc.
1.85%, 05/01/28	300	257
Realty Income Corporation
4.13%, 10/15/26	250	239
4.85%, 03/15/30	300	283
Rexford Industrial Realty, L.P.
2.15%, 09/01/31	500	373
Simon Property Group, L.P.
3.30%, 01/15/26	250	237
2.65%, 07/15/30	200	164
5.50%, 03/08/33	100	95
3.25%, 09/13/49	65	40
3.80%, 07/15/50	200	135
5.85%, 03/08/53	100	92
Store Capital LLC
4.50%, 03/15/28	200	177
Sun Communities Operating Limited Partnership
5.70%, 01/15/33	300	284
Tanger Properties Limited Partnership
2.75%, 09/01/31	200	144
UDR, Inc.
2.10%, 08/01/32	200	145
Ventas Realty, Limited Partnership
3.50%, 02/01/25	250	241
3.00%, 01/15/30	200	166
Welltower OP LLC
4.95%, 09/01/48	150	123
Weyerhaeuser Company
7.38%, 03/15/32	57	62
		9,174
Materials 0.7%
Albemarle Corporation
5.45%, 12/01/44	150	129
Avery Dennison Corporation
5.75%, 03/15/33	200	195
BHP Billiton Finance (USA) Limited
5.25%, 09/08/33	75	72
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	193
5.32%, 11/15/38	90	84
5.42%, 11/15/48	115	105
Eastman Chemical Company
3.80%, 03/15/25	189	183
Ecolab Inc.
1.30%, 01/30/31	300	227
2.13%, 08/15/50	200	105
2.75%, 08/18/55	75	42
EIDP, Inc.
2.30%, 07/15/30	300	243
FMC Corporation
4.50%, 10/01/49	150	104
6.38%, 05/18/53	200	177
Freeport-McMoRan Inc.
5.45%, 03/15/43	300	256
Linde Inc.
2.65%, 02/05/25	400	385
LYB International Finance B.V.
5.25%, 07/15/43	300	254
LYB International Finance III, LLC
3.80%, 10/01/60	200	123
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	300	276
MOS Holdings Inc.
4.88%, 11/15/41	20	16
NewMarket Corporation
2.70%, 03/18/31	400	314
Newmont Corporation
5.88%, 04/01/35 (a)	200	197
Nucor Corporation
2.70%, 06/01/30	300	251
2.98%, 12/15/55	200	114
Nutrien Ltd.
4.90%, 03/27/28	100	97
2.95%, 05/13/30	300	250
3.95%, 05/13/50 (a)	150	106
5.80%, 03/27/53	100	92
PPG Industries, Inc.
2.80%, 08/15/29	200	173
2.55%, 06/15/30	300	247
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	244
RIO Tinto Finance (USA) PLC
5.00%, 03/09/33	100	96
Southern Copper Corporation
7.50%, 07/27/35	150	165
Steel Dynamics, Inc.
3.25%, 10/15/50	115	69
The Dow Chemical Company
4.63%, 10/01/44	250	198
The Sherwin-Williams Company
3.45%, 06/01/27	350	326
4.50%, 06/01/47	70	56
Vale Overseas Ltd
3.75%, 07/08/30	100	85
6.88%, 11/21/36	200	201
Westlake Corporation
3.38%, 08/15/61	200	111
		6,561
Total Corporate Bonds And Notes (cost $320,797)		263,717
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.3%
American Express Credit Account Master Trust
Series 2021-A-1, 0.90%, 11/15/24	400	380
Series 2022-A-4, 4.95%, 10/15/25	150	148
BA Credit Card Trust
Series 2022-A1-A1, 3.53%, 06/16/25	200	194
Bank 2017-BNK8
Series 2017-A3-BNK8, REMIC, 3.23%, 10/15/27	137	124
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	500	421
Barclays Dryrock Issuance Trust
Series 2022-A-1, 3.07%, 04/15/25	300	289
BBCMS Mortgage Trust 2022-C15
Series 2022-A5-C15, REMIC, 3.66%, 03/17/32 (d)	200	170
Benchmark 2019-B10 Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	800	714
Benchmark 2020-IG1 Mortgage Trust
Series 2020-A3-IG1, REMIC, 2.69%, 01/17/30 (d)	400	308
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	300	228
Benchmark 2021-B29 Mortgage Trust
Series 2021-A5-B29, REMIC, 2.39%, 08/15/31	300	233
Benchmark 2022-B32 Mortgage Trust
Series 2022-A5-B32, REMIC, 3.00%, 01/16/32 (d)	400	308
Capital One Multi-Asset Execution Trust
Series 2021-A2-A2, 1.39%, 07/15/24	300	251
Series 2021-A3-A3, 1.04%, 11/15/24	193	184
CD 2017-CD5 Mortgage Trust
Series 2017-AS-CD5, REMIC, 3.68%, 07/16/27 (d)	300	263
CFCRE 2017-C8 Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	750	677
Citigroup Commercial Mortgage Trust 2015-GC33
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	639	610

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust 2019-C7
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	252
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-AS-GC46, REMIC, 2.92%, 02/15/30 (d)	500	383
COMM 2015-LC19 Mortgage Trust
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	500	481
Discover Card Execution Note Trust
Series 2023-A-A1, 4.31%, 03/16/26	250	243
Ford Credit Auto Owner Trust 2020-B
Series 2020-C-B, 2.04%, 01/15/24	250	245
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-A3-1, 4.66%, 08/17/26	200	196
GS Mortgage Securities Trust 2019-GC42
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	170
GS Mortgage Securities Trust 2019-GSA1
Series 2019-A4-GSA1, REMIC, 3.05%, 10/15/29	100	85
GS Mortgage Securities Trust 2020-GC45
Series 2020-AS-GC45, REMIC, 3.17%, 12/14/29	300	246
Hyundai Auto Receivables Trust 2022-A
Series 2022-A3-A, 2.22%, 10/15/26	400	387
Hyundai Auto Receivables Trust 2022-B
Series 2022-A3-B, 3.72%, 11/16/26	200	195
Hyundai Auto Receivables Trust 2023-A
Series 2023-A3-A, 4.58%, 04/15/27	150	148
Mercedes-Benz Auto Receivables Trust 2023-1
Series 2023-A3-1, 4.51%, 11/15/27	200	197
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	456
Morgan Stanley Capital I Trust 2018-H4
Series 2018-A3-H4, REMIC, 4.04%, 10/17/28	300	272
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	908
Synchrony Card Issuance Trust
Series 2022-A-A1, 3.37%, 04/15/25	200	193
Toyota Auto Receivables 2022-C Owner Trust
Series 2022-A4-C, 3.77%, 08/17/26	145	138
Toyota Auto Receivables 2023-A Owner Trust
Series 2023-A3-A, 4.63%, 09/15/27	250	246
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	111	103
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	138	132
Verizon Master Trust
Series 2021-A-2, REMIC, 0.99%, 10/21/24	300	286
Series 2022-A-2, REMIC, 1.53%, 01/21/25	275	259
Wells Fargo Commercial Mortgage Trust 2018-C44
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	922
World Omni Auto Receivables Trust 2021-C
Series 2021-A4-C, 0.64%, 09/15/27	250	229
World Omni Auto Receivables Trust 2022-A
Series 2022-A3-A, 1.66%, 05/17/27	200	193
World Omni Auto Receivables Trust 2023-B
Series 2023-A3-B, 4.66%, 09/15/26	200	197
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,978)		13,264
SHORT TERM INVESTMENTS 5.2%
Investment Companies 4.5%
JNL Government Money Market Fund - Class I, 5.16% (j) (k)	44,595	44,595
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 5.26% (j) (k)	6,640	6,640
Total Short Term Investments (cost $51,235)		51,235
Total Investments 104.7% (cost $1,200,471)		1,041,378
Total Forward Sales Commitments (0.3)% (proceeds $2,668)		(2,617)
Other Assets and Liabilities, Net (4.4)%		(43,783)
Total Net Assets 100.0%		994,978

(a) All or a portion of the security was on loan as of September 30, 2023.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $44,802.

(c) The security is a direct debt of the agency and not collateralized by mortgages.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Convertible security.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $1,797 and 0.2% of the Fund.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal National Mortgage Association, Inc.
TBA, 3.00%, 11/15/36 (a)	(25)	(23)
TBA, 2.50%, 11/15/37 (a)	(50)	(44)
TBA, 2.50%, 10/15/38 (a)	(575)	(506)
TBA, 3.00%, 11/15/51 (a)	(200)	(166)
TBA, 1.50%, 11/15/52 (a)	(50)	(36)
TBA, 1.50%, 10/15/53 (a)	(375)	(270)
TBA, 2.50%, 10/15/53 (a)	(850)	(675)
TBA, 2.50%, 11/15/53 (a)	(375)	(298)
Government National Mortgage Association
TBA, 2.50%, 11/15/47 (a)	(100)	(82)
TBA, 3.00%, 11/15/52 (a)	(50)	(42)
TBA, 2.50%, 10/15/53 (a)	(400)	(327)
TBA, 3.00%, 10/15/53 (a)	(175)	(148)
Total Government And Agency Obligations (proceeds $2,668)		(2,617)
Total Forward Sales Commitments (0.3%) (proceeds $2,668)		(2,617)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2023, the total proceeds for investments sold on a delayed delivery basis was $2,668.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Bond Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	41,035	96,597	93,037	1,530	—	—	44,595	4.5
JNL Government Money Market Fund, 5.26% - Class SL	—	24,609	17,969	51	—	—	6,640	0.6
JNL Securities Lending Collateral Fund - Institutional Class	1,636	15,663	17,299	58	—	—	—	—
	42,671	136,869	128,305	1,639	—	—	51,235	5.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	713,162	—	713,162
Corporate Bonds And Notes	—	263,717	—	263,717
Non-U.S. Government Agency Asset-Backed Securities	—	13,264	—	13,264
Short Term Investments	51,235	—	—	51,235
	51,235	990,143	—	1,041,378
Liabilities - Securities
Government And Agency Obligations	—	(2,617)	—	(2,617)
	—	(2,617)	—	(2,617)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL Emerging Markets Index Fund
COMMON STOCKS 96.9%
China 27.2%
360 DigiTech, Inc. (a)	31	228
360 Security Technology Inc. - Class A (b)	66	89
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	23	69
3Peak Incorporated - Class A	1	23
AAC Technologies Holdings Inc.	82	141
AECC Aero-Engine Control Co., Ltd. - Class A	11	31
Agricultural Bank of China Limited - Class A	1,562	771
Agricultural Bank of China Limited - Class H	3,655	1,360
AIM Vaccine Co., Ltd. - Class H (b)	29	107
Aima Technology Group Co., Ltd. - Class A	6	24
Aisino Co.Ltd. - Class A	18	29
Akeso Inc. (b) (c)	53	243
Alibaba Group Holding Limited (a) (b)	1,819	19,696
Alibaba Health Information Technology Limited (b)	578	358
Alumina Limited - Class A	23	41
Aluminum Corporation of China Limited - Class A	143	123
Aluminum Corporation of China Limited - Class H	440	245
Amlogic (Shanghai) Co., Ltd. - Class A (b)	3	30
Andon Health Co., Ltd. - Class A	5	23
Angel Yeast Co., Ltd. - Class A	9	40
Anhui Conch Cement Company Limited - Class A	39	141
Anhui Conch Cement Company Limited - Class H	127	337
Anhui Gujing Distillery Company Limited - Class A	4	153
Anhui Gujing Distillery Company Limited - Class B	14	227
Anhui Jianghuai Automobile Group Co., Ltd. - Class A (b)	20	36
Anhui Kouzi Distillery Co., Ltd. - Class A	7	48
Anhui Yingjia Gongjiu Co. Ltd. - Class A	6	57
Anjing Food Group Co., Ltd. - Class A	3	44
ANTA Sports Products Limited	140	1,564
APT Medical Inc. - Class A	1	33
Arrow Home Group Co., Ltd. - Class A	3	6
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	4	73
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	3	41
Autobio Diagnostics Co., Ltd. - Class A	5	34
Autohome Inc. (a) (c)	28	209
Avary Holding (Shenzhen) Co., Ltd - Class A	20	56
Avic Capital Co., Ltd. - Class A	97	47
AviChina Industry & Technology Company Limited - Class H (c)	257	122
Avicopter PLC - Class A	6	33
Baic Bluepark New Energy Technology Co., Ltd. - Class A (b)	27	19
Baidu, Inc. - Class A (a) (b)	267	4,487
Baiyin Nonferrous Group Co., Ltd. - Class A	45	18
Bank of Beijing Co., Ltd. - Class A	210	133
Bank of Changsha Co., Ltd. - Class A	34	38
Bank of Chengdu Co., Ltd. - Class A	40	76
Bank of China Limited - Class A	762	394
Bank of China Limited - Class H	9,597	3,352
Bank of Communications Co., Ltd. - Class A	350	277
Bank of Communications Co., Ltd. - Class H	2,613	1,578
Bank of Jiangsu Co., Ltd. - Class A	153	151
Bank of Nanjing Co., Ltd. - Class A	108	120
Bank of Ningbo Co., Ltd. - Class A	64	239
Bank of Shanghai Co., Ltd. - Class A	147	125
Bank of Suzhou Co., Ltd. - Class A	29	28
Baoshan Iron & Steel Co., Ltd. - Class A	231	193
Baotou Steel (Group) Co., Ltd - Class A (b)	473	112
BBMG Corporation - Class A	58	18
BeiGene, Ltd. (a) (b)	93	1,268
Beijing Dabeinong Technology Group Co., Ltd. - Class A	46	43
Beijing Enterprises Holdings Limited	58	199
Beijing Enterprises Water Group Limited	648	141
Beijing Huaer Company Limited - Class A	48	45
Beijing Huafeng Test & Control Technology Co., Ltd. - Class A	1	25
Beijing Hualian Hypermarket Co., Ltd. - Class A	25	17
Beijing Jingneng Power Co. , Ltd. - Class A	47	20
Beijing Kingsoft Office Software Co., Ltd. - Class A	5	234
Beijing New Building Material (Group) Co., Ltd. - Class A	18	75
Beijing Shiji Information Technology Co., Ltd. - Class A (b)	32	50
Beijing Shougang Co., Ltd. - Class A	34	17
Beijing Tongrentang Co., Ltd. - Class A	13	94
Beijing United Information Technology Co., Ltd. - Class A	6	27
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	6	40
Beijing Yanjing Brewery Co., Ltd. - Class A	23	32
Beijing Zhonggong Education Technology Co., Ltd. - Class A (b)	49	25
Beiqi Foton Motor Co., Ltd. - Class A (b)	65	31
Bethel Automotive Safety Systems Co., Ltd - Class A	4	36
Bicycle Club Joint Venture, L.P. - Class A	35	80
Bilibili Inc (b)	29	395
Bloomage Biotechnology Corporation Limited - Class A	2	28
Blue Moon Group Holdings Limited (a) (c)	159	53
Bluestar Adisseo Co., Ltd - Class A	24	27
BOC Hong Kong (Holdings) Limited	419	1,146
BOC International (China) Co., Ltd. - Class A	25	39
BOE Technology Group Co., Ltd. - Class A	370	196
BOE Technology Group Co., Ltd. - Class B	113	38
BYD Company Limited - Class A	17	562
BYD Company Limited - Class H	109	3,356
BYD Electronic (International) Company Limited	85	387
Caida Securities Co., Ltd. - Class A	33	36
Caitong Securities Co., Ltd. - Class A	50	54
Cambricon Technologies Corporation Limited - Class A (b)	4	67
Cansino Biologics Inc. - Class A (b)	1	7
Cansino Biologics Inc. - Class H (a) (b) (c)	10	30
Cathay Biotech, Inc. - Class A	2	16
CGN Power Co., Ltd. - Class A	122	52
CGN Power Co., Ltd. - Class H (a)	1,257	326
Changchun BCHT Biotechnology Co. - Class A	3	24
Changchun High And New Technology Industry (Group) Inc. - Class A	4	82
Changjiang Securities Co., Ltd. - Class A	59	47
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	3	60
China Aviation Power Co., Ltd. - Class A	25	129
China Baoan Group Co., Ltd. - Class A	32	45
China CITIC Bank Corporation Limited - Class H	1,103	512
China Coal Energy Company Limited - Class A	58	69
China Coal Energy Company Limited - Class H	230	180
China Conch Venture Holdings Limited	195	166
China Construction Bank Corporation - Class A	68	58
China Construction Bank Corporation - Class H	11,500	6,470
China CSSC Holdings Limited - Class A	41	156
China Eastern Airlines Corporation Limited - Class A (b)	150	91
China Eastern Airlines Corporation Limited - Class H (b) (c)	230	78
China Energy Engineering Corporation Limited - Class A	264	82
China Energy Engineering Corporation Limited - Class H	658	75
China Everbright Bank Company Limited - Class A	409	172
China Everbright Bank Company Limited - Class H	326	98
China Feihe Limited (a)	396	232
China Film Co., Ltd. - Class A (b)	18	35
China First Heavy Industries - Class A (b)	53	22
China Galaxy Securities Co., Ltd. - Class A	36	54
China Galaxy Securities Co., Ltd. - Class H	399	206
China Hainan Rubber Industry Group Co., Ltd. - Class A (b)	33	21
China Hongqiao Group Limited	239	233
China Huishan Dairy Holdings Company Limited (b) (d)	946	—
China International Capital Corporation Limited - Class A	17	88

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
China International Capital Corporation Limited - Class H (a)	178	325
China International Marine Containers (Group) Co., Ltd. - Class A	30	29
China Jushi Co., Ltd. - Class A	41	77
China Lesso Group Holdings Limited	111	59
China Life Insurance Company Limited - Class H	888	1,376
China Literature Limited (a) (b)	47	173
China Longyuan Power Group Corporation Limited - Class H	400	347
China Medical System Holdings Limited	148	224
China Mengniu Dairy Company Limited	345	1,151
China Merchants Bank Co., Ltd. - Class A	198	897
China Merchants Bank Co., Ltd. - Class H	395	1,634
China Merchants Energy Shipping Co., Ltd. - Class A	68	60
China Merchants Expressway Network & Technology Holdings Co., Ltd. - Class A	43	56
China Merchants Port Group Co., Ltd. - Class A	9	19
China Merchants Port Holdings Company Limited	158	197
China Merchants Securities Co., Ltd. - Class A	70	135
China Merchants Securities Co., Ltd. - Class H (a)	82	71
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	70	119
China Minsheng Banking Corporation Limited - Class A	365	192
China Minsheng Banking Corporation Limited - Class H	773	264
China Molybdenum Co., Ltd - Class A	156	127
China National Building Material Co., Ltd. - Class H	538	282
China National Medicines Corporation Ltd. - Class A	7	32
China National Nuclear Power Co Ltd - Class A	189	189
China National Software and Service Company Limited - Class A	8	39
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	38	112
China Oilfield Services Limited - Class A	22	48
China Oilfield Services Limited - Class H	214	257
China Overseas Land & Investment Limited	453	937
China Pacific Insurance (Group) Co., Ltd. - Class A	63	250
China Pacific Insurance (Group) Co., Ltd. - Class H	302	753
China Petroleum & Chemical Corporation - Class A	423	352
China Petroleum & Chemical Corporation - Class H	2,902	1,578
China Petroleum Engineering Corporation - Class A	45	24
China Power International Development Limited	583	211
China Railway Construction Group Co., Ltd. - Class A	32	18
China Railway Group Limited - Class A	173	162
China Railway Group Limited - Class H	546	281
China Railway Hi-Tech Industry Corporation Limited - Class A	20	24
China Railway Signal & Communication Corporation Limited - Class A	63	46
China Railway Signal & Communication Corporation Limited - Class H	178	57
China Rare Earth Resources and Technology Co., Ltd. - Class A	9	37
China Resources Beer (Holdings) Company Limited	186	1,016
China Resources Gas Group Limited	109	318
China Resources Land Limited	331	1,311
China Resources Microelectronics Limited - Class A	10	74
China Resources Mixc Lifestyle Services Limited (a)	70	283
China Resources Pharmaceutical Group Limited (a)	219	145
China Resources Power Holdings Company Limited	219	417
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	9	64
China Science Publishing & Media Ltd. - Class A	7	30
China Securities Co., Ltd. - Class A	34	115
China Shenhua Energy Company Limited - Class A	79	337
China Shenhua Energy Company Limited - Class H	402	1,300
China Southern Airlines Company Limited - Class A (b)	130	109
China Southern Airlines Company Limited - Class H (b)	186	90
China Southern Power Grid Co., Ltd. - Class A	32	25
China Southern Power Grid Energy Storage Co., Ltd - Class A	11	14
China Southern Power Grid Technology Co., Ltd. - Class A	3	13
China Suntien Green Energy Corporation Limited - Class A	8	9
China Suntien Green Energy Corporation Limited - Class H (c)	198	68
China Taiping Insurance Holdings Company Limited	177	176
China Three Gorges Corporation - Class A	262	171
China Tourism Group Duty Free Corporation Limited - Class A	19	270
China Tourism Group Duty Free Corporation Limited - Class H (c)	12	162
China Tower Corporation Limited - Class H (a)	5,642	540
China Vanke Co., Ltd. - Class A	99	177
China Vanke Co., Ltd. - Class H	237	261
China XD Electric Co., Ltd. - Class A	46	30
China Yangtze Power Co., Ltd. - Class A	227	691
China Zhenhua (Group) Science & Technology Co., Ltd. - Class A	6	61
China Zheshang Bank Co., Ltd. - Class A	151	53
China Zheshang Bank Co., Ltd. - Class H (a)	126	33
Chongqing Brewery Co., Ltd. - Class A	5	61
Chongqing Changan Automobile Company Limited - Class A	75	137
Chongqing Changan Automobile Company Limited - Class B	179	83
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	11	23
Chongqing Rural Commercial Bank Co., Ltd. - Class A	71	39
Chongqing Rural Commercial Bank Co., Ltd. - Class H	257	95
Chongqing Taiji Industry(Group) Co., Ltd. - Class A (b)	5	34
Chongqing Water Conservancy Investment (Group) Co., Ltd. - Class A	11	9
CITIC Limited	719	658
Citic Pacific Special Steel Group - Class A	40	80
CITIC Securities Company Limited - Class A	117	349
CITIC Securities Company Limited - Class H	172	349
CNOOC Energy Development Co., Ltd. - Class A	52	24
CNPC Capital Company Limited - Class A	93	85
Cofco Sugar Holding Co., Ltd. - Class A	15	17
Copper Sub Corporation, Inc. - Class A	29	34
COSCO SHIPPING Development Co., Ltd. - Class A	121	39
Cosco Shipping Energy Transportation Co., Ltd. - Class A	36	66
Country Garden Holdings Company Limited (b) (c)	1,293	149
Country Garden Services Holdings Company Limited (c)	262	269
CSPC Pharmaceutical Group Limited	985	718
Dajin Heavy Industry Co., Ltd - Class A	7	25
Daqin Railway Co., Ltd. - Class A	114	114
DaShenLin Pharmaceutical Group Co., Ltd. - Class A	8	29
Datang International Power Generation Co., Ltd. - Class A	46	17
DHC Software Co., Ltd. - Class A	38	34
Dizal (Jiangsu) Pharmaceutical Co., Ltd. - Class A (b)	2	7
Do-Fluoride New Materials Co., Ltd. - Class A	11	24
Dong'e Ejiao Co., Ltd. - Class A	6	37
Dongfang Electric Co., Ltd. - Class A	21	45
Dongxing Securities Co., Ltd. - Class A	31	35
Donlinks International Investment Co., Ltd. - Class A (b)	10	38
East Buy Holding Limited (b) (c)	49	233
Eastern Air Logistics Co., Ltd. - Class A	12	19
Eastroc Beverage(Group) Co., Ltd. - Class A	2	40
Easyhome New Retail Group Corporation Limited - Class A	69	35
Ecovacs Robotics Co., Ltd. - Class A	7	43
ENN energy Holdings Limited	91	748
Enn Natural Gas Co., Ltd. - Class A	28	67

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Everbright Securities Company Limited - Class A	27	63
Everbright Securities Company Limited - Class H (a)	68	49
EverDisplay Optronics (Shanghai) Co., Ltd. - Class A (b)	104	37
Eyebright Medical Technology Co., Ltd - Class A	1	24
Far East Horizon Limited	254	183
Farasis Energy (Gan Zhou) Co., Ltd. - Class A (b)	12	32
Faw Jiefang Group Co., Ltd. - Class A (b)	33	39
Flat Glass Group Co., Ltd. - Class A	12	47
Flat Glass Group Co., Ltd. - Class H	51	115
Foshan Haitian Flavoring & Food Co., Ltd. - Class A	42	218
Fosun International Limited	295	186
Foxconn Industrial Internet Co., Ltd. - Class A	142	385
Fujian Kuncai Material Technology Co., Ltd. - Class A (b)	4	31
Fujian Sunner Development Co., Ltd. - Class A	14	36
Full Truck Alliance Co. Ltd. - Class A - ADR (b)	74	523
Fushun Special Steel Group Imp. & Exp. Co., Ltd. Co., Ltd. - Class A (b)	18	23
Fuyao Glass Industry Group Co., Ltd. - Class A	22	111
Fuyao Glass Industry Group Co., Ltd. - Class H (a)	75	342
Fuzhou Tianyu Electric Co., Ltd. - Class A (b)	45	44
Ganfeng Lithium Group Co., Ltd - Class A	16	100
Ganfeng Lithium Group Co., Ltd - Class H (a)	48	195
G-Bits Network Technology (Xiamen) Co., Ltd. - Class A	1	40
GD Power Development Co., Ltd. - Class A	188	95
Geely Automobile Holdings Limited	595	701
GEM Co., Ltd. - Class A	46	38
Gemdale Corporation - Class A	41	38
GenScript Biotech Corporation (b)	134	351
GF Securities Co., Ltd. - Class A	59	119
GF Securities Co., Ltd. - Class H	100	134
Giant Network Group Co., Ltd. - Class A	19	33
GigaDevice Semiconductor Inc. - Class A	7	95
Goertek Inc. - Class A	36	77
Goldwind Science&Technology Co., Ltd. - Class A	53	67
Goldwind Science&Technology Co., Ltd. - Class H	83	41
Gongniu Group Co., Ltd. - Class A	3	36
Goodwe Technologies Co., Ltd. - Class A	1	23
Gotion High-Tech Co., Ltd. - Class A (b)	14	43
Great Wall Motor Company Limited - Class A	32	111
Great Wall Motor Company Limited - Class H (c)	271	321
Greatwall Securities Co., Ltd. Beijing Haiying Road Stock Exchange - Class A	31	35
Gree Electric Appliances, Inc. of Zhuhai - Class A	57	286
Greenland Holding Group Co., Ltd - Class A (b)	99	37
GRG Banking Equipment Co., Ltd. - Class A	25	42
Guangdong Electric Power Development Company Limited - Class A (b)	34	28
Guangdong Electric Power Development Company Limited - Class B (b)	28	8
Guangdong Haid Group Co., Ltd. - Class A	18	111
Guangdong Investment Limited	342	261
Guangdong Kin Long Hardware Products Co., Ltd. - Class A	4	25
Guangdong No.2 Hydropower Engineering Company, Ltd. - Class A	24	18
Guangdong Yangzhiguang Industrial Co., Ltd. - Class A	31	29
Guangxi Guiguan Electric Power Co., Ltd. - Class A	17	13
Guangzhou Automobile Group Co., Ltd. - Class A	69	95
Guangzhou Automobile Group Co., Ltd. - Class H	324	160
Guangzhou Baiyun International Airport Xianglong Restaurant - Class A (b)	21	32
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	16	68
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class H	20	58
Guangzhou Development Group Incorporated - Class A	25	20
Guangzhou Haige Communications Group Incorporated Company - Class A	29	44
Guangzhou Kingmed Diagnostics Group Co, .Ltd. - Class A	5	42
Guangzhou Port Co., Ltd. - Class A	18	8
Guangzhou Shiyuan Electronic Technology Co., Ltd. - Class A	7	50
Guangzhou Tinci Materials Technology Co., Ltd. - Class A	21	76
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. - Class A	40	37
Guolian Securities Co., Ltd. - Class A (b)	20	29
Guolian Securities Co., Ltd. - Class H (b)	17	8
Guosen Securities Co., Ltd. - Class A	65	83
Guotai Junan Securities Co., Ltd. - Class A	34	68
Guotai Junan Securities Co., Ltd. - Class H (a)	94	105
H World Group Limited (b)	169	663
Haidilao International Holding Ltd. (a)	200	535
Haier Smart Home Co., Ltd - Class A	61	200
Haier Smart Home Co., Ltd - Class H	277	867
Hainan Airlines Holding Co., Ltd. - Class A (b)	365	74
Hainan Drinda New Energy Technology Co., Ltd. - Class A	2	26
Haisco Pharmaceutical Group Co., Ltd. - Class A (b)	7	21
Haitian International Holdings Limited	75	159
Haitong Securities Co., Ltd. - Class A	95	130
Haitong Securities Co., Ltd. - Class H	331	199
Hangjin Technology Co., Ltd. - Class A	6	28
Hangzhou Bank Co., Ltd. - Class A	66	101
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	30	40
Hangzhou First Applied Material Co., Ltd. - Class A	20	76
Hangzhou Lion Microelectronics Co., Ltd. - Class A	6	26
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	8	35
Hangzhou Robam Appliances Co., Ltd. - Class A	10	36
Hangzhou Silan Microelectronics Co., Ltd. - Class A	14	45
Han's Laser Technology Industry Group Co., Ltd. - Class A	11	34
Haohua Chemical Science & Technology Corp., Ltd. - Class A	7	32
Hebei Hengshui Laobaigan Liquor Co., Ltd. - Class A	8	26
Hebei Sinopack Electronic Technology Co., Ltd. - Class A (b)	2	20
Hebei Yangyuan Zhihui Beverage Co., Ltd. - Class A	11	36
Hedy Holding Co., Ltd. - Class A	156	154
Heilan Home Co., Ltd. - Class A	35	37
Heilongjiang Agriculture Company Limited - Class A	21	38
Henan Shenhuo Coal & Power Co., Ltd. - Class A	21	48
Henan Shuanghui Investment & Development Co., Ltd. - Class A	32	117
Hengan International Group Company Limited	76	243
Hengdian Group DMEGC Magnetics Co., Ltd. - Class A	15	33
Hengli Petrochemical (Dalian) Co., Ltd. - Class A (b)	65	129
Hengsheng Chemical Industry Co., Ltd. - Class A	22	98
Hengtong Optic-Electric Co., Ltd. - Class A	19	36
Hengyi Petrochemical Co. Ltd - Class A (b)	39	39
Hisense Home Appliances Group Co., Ltd. - Class A	11	34
Hisense Home Appliances Group Co., Ltd. - Class H	37	94
Hisense Visual Technology Co., Ltd. - Class A	13	39
HNA Infrastructure Investment Group Co., Ltd. - Class A (b)	104	57
Hongfa Technology Co., Ltd. - Class A	9	42
Hongta Securities Co., Ltd. - Class A	25	26
Hongyuan Green Energy Co Ltd. - Class A	5	29
Hoshizaki Corporation - Class A	6	47
Hoymiles Power Electronics Inc. - Class A	1	23
Hua Xia Bank Co., Limited - Class A	152	119
Huaan Securities Co., Ltd. - Class A	34	22
Huadian Power International Corporation Limited - Class A	86	61
Huadong Medicine Co., Ltd. - Class A	18	104
Huafon Chemical Co., Ltd. - Class A	27	26
Huagong Tech Company Limited - Class A	10	45
Huaibei Mining Co., Ltd. - Class A	21	40
Hualan Biological Engineering, Inc. - Class A	19	57

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Hualin Securities Co., Ltd. - Class A	10	19
Huaneng Lancang River Hydropower Inc. - Class A	69	70
Huaneng Power International, Inc. - Class A (b)	97	105
Huaneng Power International, Inc. - Class H (b)	422	204
Huatai Securities Co., Ltd. - Class A	59	128
Huatai Securities Co., Ltd. - Class H (a)	174	221
Huaxi Securities Co., Ltd. - Class A	29	33
Huaxin Cement Co., Ltd. - Class A	19	39
Huaxin Cement Co., Ltd. - Class H	19	19
Huayu Automotive Systems Co., Ltd. - Class A	32	83
Hubei Energy Group Co., Ltd. - Class A	52	31
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	9	34
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	13	35
Huizhou Desay SV Automotive Co., Ltd. - Class A	6	108
Humanwell Healthcare (Group) Co., Ltd. - Class A	17	56
Hunan Changyuan Lico Co., Ltd - Class A	15	17
Hunan Valin Steel Co., Ltd. - Class A	59	49
Hundsun Technologies Inc. - Class A	20	88
Hygeia Healthcare Holdings Co., Limited (a) (c)	42	234
iFlytek Co., Ltd. - Class A	23	161
Industrial and Commercial Bank of China Limited - Class A	971	623
Industrial and Commercial Bank of China Limited - Class H	8,342	4,005
Industrial Bank Co., Ltd. - Class A	199	444
Industrial Securities Co., Ltd. - Class A	90	79
Inner Mongolia Eerduosi Resources Co., Ltd. - Class A	14	17
Inner Mongolia Eerduosi Resources Co., Ltd. - Class B	53	43
Inner Mongolia Junzheng Energy & Chemical Group Co., Ltd. - Class A	90	50
Inner Mongolia Mengdian Huaneng Thermal Power Co., Ltd. - Class A	58	28
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	64	234
Innovent Biologics, Inc. - Class B (a) (b)	149	727
Inspur Electronic Information Industry Co., Ltd. - Class A	15	74
IRAY Technology Company Limited - Class A	1	31
JA SOLAR Technology Co., Ltd. - Class A	32	112
Jason Furniture (Hangzhou) Co., Ltd. - Class A	7	39
Jcet Group Co., Ltd. - Class A	17	72
JCHX Mining Management Co., Ltd. - Class A	6	28
JD Health International Inc. (a) (b)	118	607
JD Logistics, Inc. (b)	237	299
JD.com, Inc. - Class A	288	4,178
Jiangsu Broadcasting Cable Information Networkcorporation Limited - Class A	45	20
Jiangsu Cnano Technology Co. Limited - Class A	3	11
Jiangsu Eastern Shenghong Co., Ltd. - Class A	46	73
Jiangsu Expressway Company Limited - Class A	29	41
Jiangsu Expressway Company Limited - Class H	129	116
Jiangsu Financial Leasing Co., Ltd. - Class A	32	20
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	12	108
Jiangsu Hengrui Pharmaceutical Co., Ltd. - Class A	61	376
Jiangsu King'S Luck Brewery Joint-Stock Co., Ltd. - Class A	14	109
Jiangsu NHWA Pharmaceutical Co., Ltd. - Class A	10	34
Jiangsu Pacific Quartz Co., Ltd. - Class A	4	51
Jiangsu Phoenix Publishing & Media Corporation Limited - Class A	22	31
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	14	251
Jiangsu Xinquan Auto Trim Co., Ltd. - Class A	5	31
Jiangsu Yangnong Chemical Co., Ltd. - Class A	3	26
Jiangsu Yoke Technology Co., Ltd. - Class A	5	41
Jiangsu Yuyue Medical Equipment Co., Ltd. - Class A	11	51
Jiangsu Zhongtian Technology Co., Ltd. - Class A	33	67
Jiangxi Copper Company Limited - Class A	12	33
Jiangxi Copper Company Limited - Class H	124	194
Jiangxi Special Electric Motor Co., Ltd - Class A (b)	15	18
Jinduicheng Molybdenum Group Co., Ltd. - Class A	27	41
Jinko Solar Co., Ltd. - Class A	66	91
Jinneng Holding Shanxi Coal Industry Co., Ltd. - Class A	13	20
Jiugui Liquor Co., Ltd. - Class A	3	35
Joinn Laboratories (China) Co., Ltd. - Class A	7	24
Joinn Laboratories (China) Co., Ltd. - Class H (a) (c)	16	28
Jointown Pharmaceutical Group Co., Ltd. - Class A	29	43
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. - Class A (b)	8	40
Juewei Food Co., Ltd. - Class A	7	34
Juneyao Airlines Co., Ltd. - Class A (b)	20	39
Kangmei Pharmaceutical Co., Ltd. - Class A (b)	3	1
KBC Corporation, Ltd. - Class A	2	18
KE Holdings Inc.	236	1,245
Keboda Technology Co., Ltd. - Class A	1	14
KEDA Industrial Group Co., Ltd. - Class A	19	30
Kingdee International Software Group Company Limited (b)	334	409
Kingnet Network Co., Ltd. - Class A	21	36
Kingsemi Co., Ltd. - Class A	1	26
Kingsoft Corp Ltd	116	420
Kuaishou Technology (a) (b)	293	2,328
Kuang-Chi Technologies Co., Ltd. - Class A	16	32
Kunlun Energy Company Limited	500	429
Kweichow Moutai Co., Ltd. - Class A	12	2,898
Leader Harmonious Drive Systems Co., Ltd. - Class A	2	27
Lenovo Group Limited	769	788
Levima Advanced Materials Corporation - Class A	9	25
Li Auto Inc. (b)	135	2,393
Li Ning Company Limited	282	1,180
Liaoning Cheng Da Co., Ltd. - Class A	10	17
Liaoning Port Co., Ltd. - Class A	185	40
Liaoning Port Co., Ltd. - Class H	444	38
Lingyi Itech (Guangdong) Company - Class A	65	51
Livzon Pharmaceutical Group Inc. - Class A	11	56
Livzon Pharmaceutical Group Inc. - Class H	11	34
Longbai Group Co., Ltd - Class A	22	54
Longfor Group Holdings Limited	203	363
LONGi Green Energy Technology Co., Ltd. - Class A	72	269
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	68	277
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	14	429
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A (b)	42	39
Meituan - Class B (a) (b)	510	7,391
Metallurgical Corporation of China Ltd. - Class A	220	111
MicroPort Scientific Corporation (b)	84	126
Mingyang Smart Energy Group Co., Ltd. - Class A	23	50
Miniso Group Holding Ltd (e)	58	380
Minmetals Capital Company Limited - Class A	40	29
Minth Group Limited	86	220
Montage Technology Co., Ltd. - Class A	11	72
Muyuan Foods Co., Ltd. - Class A	51	266
Nangfang Science City Development Co., Ltd. - Class A	32	61
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd - Class A	13	22
NARI Technology Co., Ltd. - Class A	84	257
Naura Technology Group Co., Ltd. - Class A	5	169
Navinfo Co., Ltd. - Class A (b)	19	26
NetEase, Inc.	218	4,394
New China Life Insurance Company Ltd. - Class A	21	106
New China Life Insurance Company Ltd. - Class H	99	238
New Hope Liuhe Co., Ltd. - Class A (b)	47	71
New Oriental Education & Technology Group Inc. (a) (b)	178	1,082
Ninestar Co., Ltd. - Class A	12	42
Ningbo Deye Technology Co., Ltd. - Class A	4	44
Ningbo Orient Wires & Cables Co., Ltd - Class A	6	35
Ningbo Ronbay New Energy Technology Co., Ltd. - Class A	4	22
Ningbo Shanshan Co., Ltd. - Class A	16	30
Ningbo Tuopu Group Co., Ltd. - Class A	11	115
Ningbo Zhoushan Port Group - Class A	120	57

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Ningxia Baofeng Energy Group Shares Co., Ltd. - Class A	62	122
NIO, Inc. (b) (c)	164	1,474
Nongfu Spring Co., Ltd. - Class H (a)	206	1,179
Norinco International Cooperation Co., Ltd. - Class A	10	20
Offshore Oil Engineering Co., Ltd. - Class A	38	34
Oppein Home Group Inc. - Class A	5	64
OPT Machine Vision Tech Co., Ltd. - Class A	1	14
Orient Securities Company Limited - Class A	71	94
Orient Securities Company Limited - Class H (a)	89	45
Oriental Pearl Group Co., Ltd. - Class A	33	34
Pangang Group Steel Vanadium & Titanium Co., Ltd. - Class A (b)	74	37
Perfect World Co., Ltd. - Class A	21	38
PetroChina Company Limited - Class H	2,437	1,830
PICC Property and Casualty Company Limited - Class H	825	1,056
Piesat Information Technology Co., Ltd. - Class A	2	15
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	81	7,916
Ping An Bank Co., Ltd. - Class A	183	281
Ping An Healthcare and Technology Company Limited (a) (b)	59	137
Ping An Insurance (Group) Company of China, Ltd. - Class A	104	691
Ping An Insurance (Group) Company of China, Ltd. - Class H	729	4,141
Poly Developments and Holdings Group Co., Ltd. - Class A	125	219
Postal Savings Bank of China Co., Ltd. - Class A	252	172
Postal Savings Bank of China Co., Ltd. - Class H (a)	933	470
Power Construction Corporation of China - Class A	170	124
Pylon Technologies Co., Ltd. - Class A	1	22
Qi An Xin Technology Group Inc. - Class A (b)	6	46
Qingdao Port International Co., Ltd. - Class A	46	40
Qingdao Port International Co., Ltd. - Class H (a)	71	35
Qingdao Rural Commercial Bank Co., Ltd. - Class A (b)	67	26
Qinghai Salt Lake Industry Co., Ltd. - Class A (b)	52	122
Red Star Macalline Group Corporation Ltd. - Class A	32	20
Remegen, Ltd. - Class A (b)	4	33
Remegen, Ltd. - Class H (a) (b)	16	79
Rockchip Electronics Co., Ltd. - Class A	4	31
Rongsheng Petrochemical Co., Ltd. - Class A	94	153
S.F. Holding Co., Ltd - Class A	43	244
SAIC Motor Corporation Limited - Class A	107	217
Sailun Group Co., Ltd. - Class A	26	44
San'an Optoelectronics Co., Ltd - Class A	48	102
SANY Heavy Industry Co., Ltd. - Class A	90	197
Satellite Chemical Co., Ltd. - Class A	31	66
SDIC Capital Co., Ltd. - Class A	53	50
Seazen Holdings Co., Ltd. - Class A (b)	23	42
Seres Co., Ltd. - Class A (b)	13	102
Shaanxi Beiyuan Chemical Industry Shares Group Co., Ltd. - Class A	29	21
Shaanxi Coal and Chemical Industry Group Co., Ltd. - Class A	96	243
Shaanxi Huaqin Technology Industry Co., Ltd. - Class A	1	22
Shandong Gold Group Co., Ltd. - Class A	32	109
Shandong Gold Group Co., Ltd. - Class H (a)	77	145
Shandong Hi-Speed ??Group Co., Ltd. - Class A	59	58
Shandong Linglong Tyre Co., Ltd. - Class A	14	38
Shandong Nanshan Aluminium Co., Ltd. - Class A	119	51
Shandong Sun Paper Co., Ltd. - Class A	22	37
Shandong Weigao Group Medical Polymer Company Limited - Class H	294	258
Shandong Weigao Orthopaedic Device Co., Ltd. - Class A	1	8
Shandong Xinchao Energy Corporation Limited - Class A (b)	60	22
Shanghai Aiko Solar Energy Co., Ltd. - Class A	13	38
Shanghai Anlogic Infotech Co., Ltd. - Class A (b)	1	6
Shanghai Bailian Group Co., Ltd. - Class A	12	19
Shanghai Bairun Investment Holding Group Co., Ltd. - Class A	10	38
Shanghai Baosight Software Co., Ltd - Class A	21	132
Shanghai Baosight Software Co., Ltd - Class B	70	148
Shanghai Electric Group Company Limited - Class A (b)	53	34
Shanghai Electric Group Company Limited - Class H (b)	312	73
Shanghai Electric Power Co., Ltd. - Class A	27	32
Shanghai Flyco Electrical Appliance Co., Ltd - Class A	2	15
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	22	87
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	52	122
Shanghai Friendess Electronic Technology Corporation Limited - Class A	1	38
Shanghai Fudan Microelectronics Group Co., Ltd. - Class A	5	33
Shanghai Fudan Microelectronics Group Co., Ltd. - Class H	32	69
Shanghai International Airport Co.Ltd. - Class A (b)	25	131
Shanghai International Port(Group) Co., Ltd. - Class A	197	139
Shanghai Jahwa United Co., Ltd. - Class A	4	15
Shanghai Jiangong Tufang Construction Co., Ltd. - Class A	118	45
Shanghai Jin Jiang International Hotels Co., Ltd. - Class A	10	52
Shanghai Jin Jiang International Hotels Co., Ltd. - Class B	27	45
Shanghai Junshi Biosciences Co., Ltd. - Class A (b)	6	32
Shanghai Junshi Biosciences Co., Ltd. - Class H (a) (b) (c)	23	51
Shanghai Lingang Holdings Co., Ltd. - Class A	18	28
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	19	25
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class B	120	49
Shanghai M&G Stationery Inc - Class A	10	49
Shanghai Medicilon Inc. - Class A	1	14
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	32	79
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	106	165
Shanghai Pu Tai Lai New Energy Technology Co., Ltd. - Class A	22	90
Shanghai Pudong Development Bank Co., Ltd. - Class A	220	214
Shanghai RAAS blood products co., Ltd. - Class A	67	64
Shanghai Rural Commercial Bank Co., Ltd. - Class A	85	71
Shanghai Wingtech Electronics Technology Co., Ltd. - Class A (b)	13	79
Shanghai Yto Express Co., Ltd. Dalian Branch - Class A	32	65
Shanghai Yuyuan Tourist Mart (Group) Co., Ltd. - Class A	41	42
Shanxi Coal International Energy Group Co., Ltd. - Class A	18	45
Shanxi Coking Coal Energy Group Co., Ltd. - Class A	44	61
Shanxi Guangyuyuan Finished Herbal Medicine Co., Ltd. - Class A (b)	5	19
Shanxi Lu'an Environmental Eneshanxi Lu'an Environmental Energy Development Co., Ltd. - Class A	32	84
Shanxi Xinghuacun Fenjiu Group., Ltd - Class A	12	401
Shede Spirits Co., Ltd. - Class A	3	51
Shenergy Company Limited - Class A	43	37
Shengyi Technology Co., Ltd. - Class A	24	51
Shennan Circuits Co., Ltd. - Class A	5	46
Shenwan Hongyuan Group Co., Ltd. - Class A	212	126
Shenwan Hongyuan Group Co., Ltd. - Class H (a)	198	37
Shenzhen Chengxin Lithium Group Co., Ltd. - Class A	9	28
Shenzhen Energy Group Co., Ltd. - Class A	34	29

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Shenzhen Goodix Technology Co., Ltd. - Class A (b)	4	34
Shenzhen Great Wall Development Technology Co., Ltd. - Class A	15	36
Shenzhen Kedali Industry Co.Limited - Class A	2	29
Shenzhen KTC Technology Co., Ltd. - Class A	2	7
Shenzhen Overseas Chinese Town Co., Ltd - Class A (b)	81	47
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	35
Shenzhen SED Industry Co., Ltd. - Class A	12	35
Shenzhen Transsion Holdings Co., Ltd. - Class A	8	167
Shenzhou International Group Holdings Limited	95	905
Shijiazhuang Shangtai Technology Co., Ltd. - Class A	2	12
Shijiazhuang Yiling Pharmaceutical Co., Ltd. - Class A	18	57
Shuangliang Eco-Energy Systems Co., Ltd. - Class A	18	26
Sichuan Changhong Electric Co., Ltd. - Class A	45	28
Sichuan Chuantou Energy Co, .Ltd. - Class A	48	98
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	15	59
Sichuan New Energy Power Company Limited - Class A (b)	17	27
Sichuan Road & Bridge (Group) Co., LTD - Class A	44	53
Sichuan Swellfun Co., Ltd. - Class A	5	39
Sieyuan Electric Co., Ltd. - Class A	7	50
Silergy Corp.	38	361
Sinocelltech Group Limited - Class A (b)	3	18
Sinochem International Corp. - Class A	31	22
Sinoma International Engineering Co., Ltd. - Class A	25	39
Sinoma Science & Technology Co., Ltd. - Class A	19	53
Sinomach Heavy Equipment Group Co., Ltd. - Class A (b)	48	20
Sinomine Resource Group Co., Ltd. - Class A	6	28
Sinopec Oilfield Service Corporation - Class A (b)	8	2
Sinopec Oilfield Service Corporation - Class H (b)	590	47
Sinopec Shanghai Petrochemical Company Limited - Class A (b)	40	17
Sinopec Shanghai Petrochemical Company Limited - Class H (b)	390	55
Sinopharm Group Co. Ltd. - Class H	158	457
Sinotrans Limited - Class A	51	35
Sinotrans Limited - Class H	194	71
Sipai Health Technology Co., Ltd. (a) (b) (c)	25	24
SKSHU Paint Co., Ltd. - Class A (b)	5	43
Smoore International Holdings Limited (a) (c)	212	191
Soochow Securities Co., Ltd. - Class A	55	64
Southwest Securities Co., Ltd. - Class A	82	46
Spring Airlines Co., Ltd. - Class A (b)	9	65
Starpower Semiconductor Ltd. - Class A	2	42
State Grid Yingda Co., Ltd. - Class A	39	26
Sunny Optical Technology (Group) Company Limited	87	599
Sunshine City Group Co., Ltd. - Class A	71	74
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	18	42
Tasly Pharmaceutical Group Co., Ltd. - Class A	13	25
TBEA Co., Ltd. - Class A	50	102
TCL Technology Group Corporation - Class A (b)	164	92
Tencent Holdings Limited	731	28,382
Tencent Music Entertainment Group (b)	152	485
The Pacific Securities Co., Ltd. - Class A (b)	46	25
The People's Insurance Company (Group) of China Limited - Class H	1,024	367
Tianfeng Securities Co., Ltd. - Class A (b)	58	27
Tianjin Zhonghuan Semiconductor Co., Ltd. - Class A	41	130
Tianjin Zhongxin Pharmaceutical Group Co., Ltd.	20	37
Tianjin Zhongxin Pharmaceutical Group Co., Ltd. - Class A	6	30
Tianma Microelectronics Co., Ltd. - Class A (b)	29	36
Tianneng Battery Group Co., Ltd - Class A	4	17
Tianqi Lithium Industry Co., Ltd - Class A	14	104
Tianshan Aluminum Group Co., Ltd. - Class A	37	33
Tianshui Huatian Technology Co., Ltd. - Class A	30	37
Tingyi (Cayman Islands) Holding Corp.	233	325
Tongcheng-Elong Holdings Limited (a) (b)	125	273
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	14	20
Tongkun Group Co., Ltd. - Class A (b)	16	32
Tongling Nonferrous Metals Group Co., Ltd. - Class A	85	37
Tongwei Co., Ltd. - Class A	43	191
Top Choice Medical Investment Co., Inc. - Class A (b)	3	40
Topsports International Holdings Limited (a)	349	264
Trip.com Group Limited (b)	65	2,297
Tsinghua Tongfang Co., Ltd. - Class A (b)	32	32
Tsingtao Brewery Co., Ltd. - Class A	5	64
Tsingtao Brewery Co., Ltd. - Class H	74	604
Unigroup Guoxin Microelectronics Co., Ltd. - Class A (b)	9	109
Uni-President China Holdings Ltd	137	96
Unisplendour Corporation Limited - Class A (b)	29	93
Universal Scientific Industrial ( Shanghai ) Co., Ltd. - Class A	17	34
Venustech Group Inc. - Class A	9	36
Verisilicon Microelectronics (Shanghai) Co., Ltd. - Class A (b)	5	42
Vipshop (China) Co., Ltd. - ADR (b)	32	520
Wanda Film Holding Co., Ltd. - Class A (b)	19	36
Wangfujing Group Co., Ltd. - Class A	9	24
Wanhua Chemical Group Co., Ltd. - Class A	30	367
Want Want China Holdings Limited	575	375
Weichai Power Co., Ltd. - Class A	68	117
Weichai Power Co., Ltd. - Class H	231	312
Western Securities Co., Ltd. - Class A	53	48
Western Superconducting Technologies Co., Ltd. - Class A	6	40
Westone Information Industry Inc. - Class A	8	26
Will Semiconductor Co., Ltd. Shanghai - Class A	10	132
Wintime Energy Co., Ltd. - Class A (b)	143	27
Wuchan Zhongda Group Co., Ltd. - Class A	44	29
Wuhan Guide Infrared Co., Ltd. - Class A	44	46
Wuliangye Yibin Co., Ltd. - Class A	38	809
WUS Printed Circuit (Kunshan) Co., Ltd. - Class A	19	57
WuXi AppTec Co., Ltd. - Class A	23	270
WuXi AppTec Co., Ltd. - Class H (a) (c)	44	525
Wuxi Autowell Technology Co., Ltd. - Class A	1	29
Wuzhou Minovo Co., Ltd. - Class A	20	27
XCMG Construction Machinery Co., Ltd. - Class A	116	102
Xiamen Amoytop Biotech Co., Ltd. - Class A	3	16
Xiamen C&D Inc. - Class A	28	38
Xiamen Faratronic Co., Ltd. - Class A	2	24
Xiamen Tungsten Co., Ltd. - Class A	12	29
Xiamen Xiangyu Co., Ltd. - Class A	26	24
Xi'an International Medical Investment Co., Ltd. - Class A (b)	21	23
Xiangtan Electric Manufacturing Co., Ltd. - Class A (b)	9	20
Xinhu Zhongbao Co., Ltd. - Class A	64	22
Xinjiang Daqo New Energy Co. Ltd. - Class A	15	84
Xinyi Solar Holdings Limited	548	407
Xpeng Inc. (b)	132	1,189
XTC New Energy Materials (Xiamen) Co., LTD. - Class A	4	23
Yadea Group Holdings Ltd (a)	138	256
Yankuang Energy Group Company Limited - Class A	37	103
Yankuang Energy Group Company Limited - Class H	270	510
Yantai Jereh Oilfield Service Group Co., Ltd. - Class A	8	35
Yifeng Pharmacy Chain Co., Ltd. - Class A	10	50
Yinyi Co., Ltd. - Class A (b)	79	16
Yongan Futures Co., Ltd. - Class A	5	11
Yonghui Superstores Co., Limited - Class A (b)	67	29
Yongxing Special Materials Technology Co., Ltd. - Class A	6	35
Youngor Group Co., Ltd. - Class A	47	46
Yum China Holdings, Inc.	49	2,726

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Yunda Holding Co., Ltd. - Class A	29	39
Yunnan Aluminium Co,Ltd. - Class A	31	64
Yunnan Baiyao Industrial Co., Ltd. - Class A	19	137
Yunnan Chihong Zinc And Germanium Co., Ltd. - Class A	44	32
Yunnan Energy New Material Co., Ltd. - Class A	9	76
Yunnan Yuntianhua Co., Ltd - Class A	16	38
Zangge Mining Company Limited - Class A	13	40
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	6	215
Zhejiang Century Huatong Group Co., Ltd. - Class A (b)	78	52
Zhejiang China Commodities City Group Co., Ltd. - Class A	52	65
Zhejiang CHINT Electrics Co., Ltd. - Class A	23	74
Zhejiang Construction Investment Group Corporation, Ltd - Class A	8	16
Zhejiang Dahua Technology Co., Ltd. - Class A	32	97
Zhejiang Grandwall Electric Science & Technology Co., Ltd. - Class A	31	45
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	16	36
Zhejiang Huayou Cobalt Co., Ltd. - Class A	17	86
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. - Class A	8	32
Zhejiang Juhua Co., Ltd. - Class A	22	46
Zhejiang Longsheng Group Co., Ltd. - Class A	24	30
Zhejiang NHU Company Ltd. - Class A	31	70
Zhejiang Provincial New Energy Investment Group Co., Ltd. - Class A	5	7
Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	33	136
Zhejiang SUPCON Technology Co., Ltd. - Class A	7	49
Zhejiang Supor Co., Ltd. - Class A	6	37
Zhejiang Weiming Environment Protection Co., Ltd. - Class A	17	41
Zhejiang Weixing New Building Materials Co., Ltd. - Class A	13	34
Zhejiang Yongtai Technology Co., Ltd. - Class A	10	18
Zhejiang Zheneng Electric Power Co., Ltd - Class A (b)	123	71
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	35
Zheshang Securities Co., Ltd. - Class A	38	53
ZhongAn Online P&C Insurance Co., Ltd. - Class H (b)	82	242
Zhongjin Gold Corporation Limited - Class A	46	69
Zhongtai Securities Co., Ltd - Class A	66	65
Zhuhai CosMX Battery Co., Ltd. - Class A	3	8
Zhuzhou CRRC Times Electric Co., Ltd. - Class A	4	23
Zhuzhou CRRC Times Electric Co., Ltd. - Class H	64	221
Zhuzhou Kibing Group Co., Ltd - Class A	23	25
Zijin Mining Group Co., Ltd. - Class A	188	314
Zijin Mining Group Co., Ltd. - Class H	666	1,010
ZJLD Group Inc (b)	49	74
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	80	76
ZTE Corporation - Class A	33	149
ZTE Corporation - Class H	94	284
ZTO Express (Cayman) Inc. (a)	50	1,213
		220,966
India 17.0%
ABB India Limited	6	294
ACC Limited	10	242
Adani Energy Solutions Limited (b)	42	404
Adani Enterprises Limited	43	1,235
Adani Gas Limited	34	247
Adani Green Energy (UP) Limited (b)	43	507
Adani Ports and Special Economic Zone Limited	83	823
Adani Power Limited (b)	94	427
Adani Wilmar Limited (b)	18	74
Alkem Laboratories Limited	5	199
Ambuja Cements Limited	88	452
Apollo Hospitals Enterprise Limited	12	754
Ashok Leyland Limited	174	371
Asian Paints Limited	53	2,011
AU Small Finance Bank Limited (a)	41	352
Aurobindo Pharma Ltd	32	353
Avenue Supermarts Limited (a) (b)	17	767
Axis Bank Limited	267	3,329
Bajaj Auto Limited	8	506
Bajaj Finance Limited	31	2,932
Bajaj Finserv Limited	46	855
Bajaj Holdings & Investment Limited.	3	265
Balkrishna Industries Limited	9	285
Bandhan Bank Limited (a)	83	250
Bank of Baroda	121	311
Berger Paints India Limited	36	247
Bharat Electronics Limited	438	732
Bharat Forge Ltd	31	410
Bharat Petroleum Corporation Limited	109	456
Bharti Airtel Limited	293	3,274
Biocon Limited	59	193
Bosch Limited	1	259
Britannia Industries Ltd	14	771
Canara Bank	39	178
Cholamandalam Investment and Finance Company Limited	47	694
Cipla Limited	65	929
Coal India Ltd Govt Of India Undertaking	264	936
Colgate-Palmolive (India) Limited	16	390
Container Corporation	33	286
Dabur India Limited	70	466
Divis Laboratories Limited	15	690
DLF Limited	74	471
Dr. Reddy's Laboratories Limited	15	980
Eicher Motors Limited	17	693
Embassy Office Parks Private Limited	76	275
FSN E-Commerce Ventures Private Limited (b)	128	235
GAIL (India) Limited	305	457
Godrej Consumer Products Limited (b)	47	558
Godrej Properties Limited (b)	14	260
Grasim Industries Ltd	41	958
Havells India Limited	30	508
HCL Technologies Limited	124	1,836
HDFC Life Insurance Company Limited (a)	122	934
HDFC Asset Management Company Limited	12	399
HDFC Bank Limited	657	12,056
Hero MotoCorp Limited	16	573
Hindalco Industries Limited	176	1,038
Hindustan Aeronautics Limited	21	498
Hindustan Petroleum Corporation Limited (b)	70	216
Hindustan Unilever Limited	104	3,094
ICICI Bank Limited	609	6,984
ICICI Lombard General Insurance Company Limited (a)	29	464
ICICI Prudential Life Insurance Company Limited (a)	45	309
Indian Oil Corporation Limited	438	481
Indian Railway Catering And Tourism Corporation Limited	33	269
Indraprastha Gas Limited	40	218
Indus Towers Limited (b)	96	221
IndusInd Bank Ltd.	69	1,187
Info Edge (India) Limited	8	416
Infosys Limited	419	7,227
Interglobe Aviation Limited (a) (b)	14	415
ITC Limited	350	1,870
Jindal Steel & Power Limited	47	395
JSW Energy Limited	50	262
JSW Steel Limited	114	1,069
Jubilant Foodworks Limited	48	309
Kotak Mahindra Bank Limited	129	2,681
L&T Technology Services Limited	3	183
Larsen and Toubro Limited	80	2,913
LTIMindtree Limited (a)	11	663
Lupin Limited	29	412
Macrotech Developers Limited	28	274
Mahindra and Mahindra Limited	112	2,090
Marico Limited	63	429
Maruti Suzuki India Limited	16	1,990
Mphasis Limited	10	274
MRF Limited	—	358

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Muthoot Finance Limited	12	178
Nestle India Limited	4	1,111
NMDC Limited	124	221
NTPC Limited	567	1,677
Oil and Natural Gas Corporation Limited	463	1,069
One 97 Communications Limited (b)	31	317
Oracle Financial Services Software Limited	3	159
Page Industries Limited	1	359
Patanjali Foods Limited	10	152
Petronet LNG Limited	93	267
PI Industries Limited	10	404
Pidilite Industries Limited	17	506
Power Finance Corporation Limited	176	532
Power Grid Corporation of India Limited	549	1,320
Procter & Gamble Hygiene and Health Care Limited	1	206
Punjab National Bank	277	268
REC Limited	138	480
Reliance Industries Limited	405	11,411
Samvardhana Motherson International Limited	276	320
SBI Cards and Payment Services Private Limited	35	332
SBI Life Insurance Company Limited (a)	55	859
Shree Cement Limited	1	354
Shriram Finance Limited	32	740
Siemens Limited	11	478
Sona BLW Precision Forgings Limited	46	320
SRF Limited	18	477
Star Health and Allied Insurance Company Limited (b)	22	158
State Bank of India	209	1,507
Steel Authority of India Limited	194	220
Sun Pharma Advanced Research Company Limited	129	1,805
Sundaram Finance Limited	7	260
Tata Consultancy Services Limited	120	5,095
Tata Consumer Products Limited	69	727
Tata Elxsi Limited	4	366
Tata Motors Limited	210	1,599
Tata Motors Limited	57	296
Tata Steel Limited	966	1,500
Tech Mahindra Limited	72	1,057
The Indian Hotels Company Limited	102	507
The Tata Power Company Limited	202	639
Titan Company Limited	49	1,872
Torrent Pharmaceuticals Ltd	9	211
Tube Investments of India Limited	12	444
TVS Motor Company Limited	28	512
UltraTech Cement Limited	14	1,362
United Spirits Limited (b)	36	437
UPL Limited	57	420
Varun Beverages Limited	55	625
Vedanta Limited	134	359
Voltas Limited	27	278
Wipro Limited	162	789
Yes Bank Limited (b)	2,000	416
Zomato Limited (b)	635	776
Zydus Lifesciences Limited	33	247
		138,559
Taiwan 14.9%
Accton Technology Corporation	60	923
Acer Inc.	368	414
Advanced Energy Solution Holding Co., Ltd.	4	80
Advantech Co., Ltd.	59	635
Airtac International Group	17	513
ASE Technology Holding Co., Ltd.	395	1,352
Asia Cement Corporation	316	390
ASUSTeK Computer Inc.	84	957
AUO Corporation	855	435
Catcher Technology Co., Ltd.	82	465
Cathay Financial Holding Co., Ltd.	1,137	1,571
Chailease Holding Company Limited	185	1,041
Chang Hwa Commercial Bank, Ltd.	756	405
Cheng Shin Rubber Ind. Co., Ltd.	249	329
Chicony Electronics Co., Ltd	66	237
China Airlines, Ltd.	355	235
China Development Financial Holding Corporation (b)	2,009	736
China Steel Corporation	1,532	1,200
Chunghwa Telecom Co., Ltd.	456	1,639
Compal Electronics, Inc.	471	449
CTBC Financial Holding Co., Ltd.	2,290	1,740
Delta Electronics, Inc.	221	2,229
E Ink Holdings Inc.	105	590
E.Sun Financial Holding Company, Ltd.	1,860	1,398
Eclat Textile Corporation Ltd.	24	363
eMemory Technology Inc.	8	505
EVA Airways Corporation	318	294
Evergreen Marine Corp. (Taiwan) Ltd.	121	435
Far Eastern New Century Corporation	391	349
Far EasTone Telecommunications Co., Ltd.	189	426
Feng Tay Enterprises Co., Ltd.	74	419
First Financial Holding Co., Ltd.	1,329	1,093
Formosa Chemicals & Fibre Corporation	480	916
Formosa Petrochemical Corporation	208	520
Formosa Plastics Corporation	536	1,325
FOXCONN Technology Co., Ltd.	136	244
Fubon Financial Holding Co., Ltd.	992	1,870
Giant Manufacturing Co., Ltd.	37	202
Global Unichip Corp.	10	430
GlobalWafers Co., Ltd.	24	339
Highwealth Construction Corp.	163	199
HIWIN Technologies Corp.	36	229
Hon Hai Precision Industry Co., Ltd.	1,402	4,522
Hotai Motor Co., Ltd.	44	893
Hua Nan Financial Holdings Co., Ltd.	1,257	799
Innolux Corporation	1,101	451
Inventec Corporation	385	586
Kinsus Interconnect Technology Corp.	33	111
Largan Precision Co., Ltd.	12	794
Lite-On Technology Corporation	268	1,013
Macronix International Co., Ltd.	248	244
MediaTek Inc.	188	4,299
Mega Financial Holding Co., Ltd.	1,317	1,540
Merida Industry Co., Ltd.	22	119
Micro-Star International Co., Ltd.	85	433
Momo.Com Inc.	10	157
Nan Ya P.C.B. Service Company	26	216
Nan Ya Plastics Corporation	673	1,391
Nanya Technology Corporation	143	292
Nien Made Enterprise Co., Ltd.	23	221
Novatek Microelectronics Corp.	67	881
Oneness Biotech Co., Ltd.	36	198
Parade Technologies, Ltd.	9	276
PEGATRON Corporation	212	504
PharmaEssentia Corp. (b)	35	366
Phison Electronics Corporation	18	256
Polaris Group (b)	38	94
Pou Chen Corporation	337	299
Powerchip Semiconductor Manufacturing Corp.	358	296
Powertech Technology Inc.	84	265
President Chain Store Corporation	69	562
Quanta Computer Inc.	331	2,468
Radiant Opto-Electronics Corporation	52	198
Realtek Semiconductor Corporation	57	701
Ruentex Development Co., Ltd. (b)	218	238
Ruentex Industries Limited	96	176
Shin Kong Financial Holding Co., Ltd. (b)	1,949	560
Simplo Technology Co., Ltd.	20	208
Sino-American Silicon Products Inc.	69	338
SinoPac Financial Holdings Company Limited	1,406	759
Synnex Technology International Corporation	154	306
Taishin Financial Holding Co., Ltd.	1,513	840
Taiwan Business Bank, Ltd.	670	274
Taiwan Cement Corporation	792	817
Taiwan Cooperative Bank, Ltd.	1,260	998
Taiwan Fertilizer Co., Ltd.	103	188
Taiwan Glass Industry Corporation (b)	144	85
Taiwan High Speed Rail Corporation	232	215
Taiwan Mobile Co., Ltd.	184	539
Taiwan Semiconductor Manufacturing Company Limited	2,866	46,938
Tatung Co. (b)	227	313

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
TECO Electric & Machinery Co., Ltd.	188	304
The Shanghai Commercial & Savings Bank, Ltd.	595	797
Tripod Technology Corporation	53	317
Unimicron Technology Corp.	153	828
Uni-President Enterprises Corp.	543	1,179
United Microelectronics Corporation	1,347	1,895
Vanguard International Semiconductor Corporation	98	207
Voltronic Power Technology Corporation	9	444
Walsin Lihwa Corporation	343	392
Wan Hai Lines Ltd.	166	250
WIN Semiconductors Corp.	41	165
Winbond Electronics Corp.	282	223
Wistron Corporation	338	1,068
Wiwynn Corporation	12	559
WPG Holdings Limited	192	361
Yageo Corporation	40	653
Yang Ming Marine Transport Corporation	214	302
Yuanta Financial Holding Co., Ltd	1,527	1,187
Yulon Nissan Motor Co., Ltd	4	23
Zhen Ding Technology Holding Limited	83	254
		120,766
South Korea 11.5%
Amorepacific Corporation	3	311
Amorepacific Corporation	3	64
BGF Co., Ltd.	1	99
BNK Financial Group Inc.	28	141
Celltrion Healthcare Co. Ltd.	11	533
Celltrion Inc.	13	1,391
Cheil Worldwide Inc.	9	136
CJ CheilJedang Corp.	1	218
Cj Corporation	2	110
Cosmo Advanced Materials & Technology Co., Ltd. (b)	3	292
Coway Co., Ltd.	6	197
DB Insurance Co., Ltd.	6	401
Doosan Bobcat Inc.	6	226
Doosan Enerbility Co Ltd (b)	52	637
Ecopro BM Co., Ltd.	5	1,000
Ecopro Co., Ltd	2	1,507
E-MART Inc.	3	139
F&F Holdings Co., Ltd.	2	179
GS Holdings Corp.	4	133
GS Retail Co., Ltd.	6	112
Hana Financial Group Inc.	35	1,104
Hanjin Kal Corp.	4	127
Hankook Tire & Technology Co,. Ltd.	9	260
Hanmi Science	4	92
Hanmi Science Co., Ltd.	1	172
Hanon Systems	21	148
Hanwha Aerospace CO., LTD.	4	328
Hanwha Corporation	6	101
Hanwha Ocean Co., Ltd. (b) (c)	5	118
Hanwha Solutions Corporation (b)	13	297
HD Hyundai Co., Ltd.	5	249
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (b)	6	457
HLB Co., Ltd. (b)	15	324
HMM Co., Ltd.	42	512
Hotel Shilla Co., Ltd.	4	230
HYBE Co., Ltd. (b)	2	387
Hyundai Engineering & Construction Co., Ltd.	9	228
Hyundai Glovis Co., Ltd.	3	352
Hyundai Heavy Industries Co., Ltd. (b)	2	207
Hyundai Marine & Fire Insurance Co., Ltd.	6	151
Hyundai Mobis Co., Ltd.	7	1,292
Hyundai Motor Company	16	2,214
Hyundai Rotem Company (b)	9	179
Hyundai Steel Company	10	286
Industrial Bank of Korea	36	298
Kakao Corp.	35	1,143
Kakao Games Corp. (b)	5	101
Kakao Pay Corp. (b)	3	91
KakaoBank Corp.	40	694
Kangwon Land, Inc.	13	144
KB Financial Group Inc.	44	1,792
KIA Corporation	29	1,771
Korea Aerospace Industries, Ltd.	9	317
Korea Electric Power Corp (b)	31	409
Korea Gas Corporation (b)	4	67
Korea Investment Holdings Co., Ltd.	6	217
Korea Zinc Co., Ltd.	2	587
Korean Air Lines Co., Ltd.	23	375
Krafton, Inc. (b)	4	404
KT Corp	15	364
KT&G Corporation	12	774
Kumho Petrochemical Co., Ltd.	2	194
L&F Co., Ltd.	3	351
LG Chem, Ltd. (b)	5	1,632
LG Chem, Ltd.	6	2,025
LG Corp.	12	768
LG Display Co., Ltd. (b)	27	261
LG Electronics Inc.	13	973
LG H&H Co., Ltd.	1	365
LG Innotek Co., Ltd.	2	291
LG Uplus Corp.	27	206
LOTTE Chemical Corporation	2	183
Lotte Energy Materials Corporation	3	76
Lotte Shopping Co., Ltd.	2	84
Lotte Wellfood Co., Ltd.	4	80
Meritz Financial Group Inc.	13	517
Mirae Asset Securities Co., Ltd.	31	146
NAVER Corporation	18	2,676
Ncsoft Corporation	2	313
Netmarble Corp. (b)	3	92
NH Investment & Securities Co., Ltd.	19	145
Orion Incorporation	3	294
Pan Ocean Co., Ltd.	32	118
Pearl Abyss Corp. (b)	3	97
POSCO Future M Co., Ltd.	4	987
POSCO Holdings Inc.	9	3,473
Posco International Corporation	5	279
S-1 Corporation	2	100
Samsung Biologics Co., Ltd. (b)	2	1,084
Samsung C&T Corporation	10	759
Samsung Card Co., Ltd.	3	74
Samsung Electro-Mechanics Co., Ltd.	7	682
Samsung Electronics Co Ltd	604	30,507
Samsung Engineering Co., Ltd. (b)	19	419
Samsung Fire & Marine Insurance Co., Ltd.	4	745
Samsung Heavy Industries Co., Ltd (b)	79	457
Samsung Life Insurance Co., Ltd.	11	579
Samsung SDI Co., Ltd.	6	2,299
Samsung SDS Co., Ltd.	4	440
Samsung Securities Co., Ltd.	8	231
SD Biosensor, Inc.	5	44
Shinhan Financial Group Co., Ltd.	58	1,533
SK Biopharmaceuticals Co., Ltd. (b)	3	218
SK Bioscience Co., Ltd. (b)	3	147
SK Hynix Inc.	63	5,364
SK ie Technology Co., Ltd. (b)	3	182
SK Inc.	4	478
SK innovation Co., Ltd. (b)	7	727
SK Square Co., Ltd. (b)	12	365
SK Telecom Co., Ltd.	13	503
SKC Co., Ltd.	2	137
S-Oil Corporation	5	285
Ssangyong C&E Co., Ltd.	15	62
Woori Financial Group Inc.	77	696
Yuhan Corporation	6	326
		93,258
Brazil 3.8%
Alupar Investimento S.A.	17	97
American Beverage Co Ambev	513	1,339
Atacadao S/A	64	113
B3 S.A. - Brasil, Bolsa, Balcao	676	1,651
Banco Bradesco S.A.	187	469
Banco BTG Pactual S/A	139	861
Banco Do Brasil SA	167	1,571
BB Seguridade Participacoes S.A.	80	499

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Caixa Seguridade Participacoes S/A	66	147
CCR S.A.	125	322
Centrais Eletricas Brasileiras S/A	120	877
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	40	488
Companhia Energetica De Minas Gerais-Cemig	40	152
Companhia Paranaense De Energia	45	393
Companhia Siderurgica Nacional	72	175
Cosan S.A.	142	481
CPFL Energia S/A	24	164
Energisa S/A	25	232
ENGIE Brasil Energia S.A.	31	256
Equatorial Energia S.A	106	676
Hapvida Participacoes E Investimentos S/A (a)	596	559
Hypera S.A.	49	363
Itausa S.A.	125	227
JBS S.A.	79	283
Klabin S.A.	98	464
Localiza Rent A Car S/A	99	1,151
Lojas Renner S/A.	116	309
Magazine Luiza S.A.	338	145
Natura & Co Holding SA	95	276
Neoenergia S/A	25	93
Petroleo Brasileiro S/A Petrobras.	436	3,274
Porto Seguro S/A	25	131
Prio S.A. (b)	88	827
Raia Drogasil S.A.	136	750
Rede D'or Sao Luiz S.A.	119	600
Rumo S.A	138	627
Sendas Distribuidora S/A	156	379
Suzano Holding S.A.	86	926
Telefonica Brasil S.A.	39	330
TIM S.A	98	291
Transmissora Alianca De Energia Eletrica S/A	23	162
Vale S.A.	426	5,723
Vibra Energia S/A	133	499
Weg SA	177	1,277
		30,629
Saudi Arabia 3.8%
Advanced Petrochemical Company	17	186
Al Nahdi Medical Co	4	159
Al Rajhi Banking and Investment Corporation	230	4,168
Al-Elm Information Security Company	3	635
Alinma Bank	118	1,048
Almarai Company	26	433
Arabian Internet And Communications Services Company	3	251
Bank AlBilad	60	672
Bank Aljazira	49	218
Banque Saudi Fransi	73	706
BUPA Arabia for Cooperative Insurance Company	3	163
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	10	644
Etihad Etisalat Company	46	542
International Company For Water and Power Projects	16	821
Jarir Marketing Company	66	254
Mouwasat Medical Services Co.	11	298
Rabigh Refining and Petrochemical Company (b)	23	66
Riyad Bank	161	1,191
Santana Mining Inc. (b)	146	1,569
Saudi Arabian Fertilizer Company	28	992
Saudi Arabian Oil Company (a)	510	4,760
Saudi Aramco Base Oil Company - Luberef	6	233
Saudi Basic Industries Corporation	106	2,324
Saudi British Bank	45	413
Saudi Electricity Company	81	414
Saudi Industrial Investment Group	46	292
Saudi International Petrochemical Company (Sipchem)	43	438
Saudi Kayan Petrochemical Company (b)	90	299
Saudi Tadawul Group Holding Company	6	288
Saudi Telecom Company	209	2,094
Savola Group	31	301
The Saudi Investment Bank	60	255
The Saudi National Bank	344	3,012
Yanbu National Petrochemical Co.	34	382
		30,521
United Arab Emirates 3.0%
3Q Holdings Pty Ltd (b)	259	256
Abu Dhabi Commercial Bank PJSC	356	837
Abu Dhabi Islamic Bank Public Joint Stock Company	179	549
Abu Dhabi National Oil Company	346	353
Abu Dhabi Ports Company PJSC (b)	102	179
Adnoc Drilling Company PJSC	197	216
ALDAR Properties PJSC	441	692
Alpha Dhabi Holding PJSC (b)	166	908
Americana Restaurants International PLC (b)	329	363
Dubai Electricity and Water Authority	1,077	751
Dubai Islamic Bank (P S C) Br.	370	590
Emaar Development LLC	105	200
Emaar Properties PJSC	685	1,500
Emirates NBD Bank PJSC	285	1,380
Emirates Telecommunications Group Company (Etisalat Group) PJSC	406	2,250
Fertiglobe plc	145	138
First Abu Dhabi Bank P.J.S.C.	529	1,960
International Holdings Limited (b)	101	10,980
Multipleplay Group PJSC (b)	412	448
Salik Company P.J.S.C.	178	160
		24,710
South Africa 2.6%
Absa Bank Limited	96	882
African Rainbow Minerals	13	117
Anglo American Platinum	7	253
Aspen Pharmacare Holdings Limited	45	411
Bid Corporation (Pty) Ltd	38	857
Capitec Bank Holdings	10	947
Clicks Group	26	361
Discovery	57	415
Exxaro Resources Limited (c)	22	202
Firstrand Ltd	621	2,088
Gold Fields Limited	104	1,121
Growthpoint Properties Limited	406	227
Impala Platinum Holdings Limited	103	538
Kumba Iron Ore Ltd (a)	6	135
Life Healthcare Group Holdings	171	183
Mr Price Group	27	201
MTN Group	192	1,140
Multichoice Group (b)	29	113
Naspers Limited - Class N	22	3,539
Nedbank Group Limited	53	562
Northam Platinum Limited	41	248
OM Residual UK Ltd	422	268
Pepkor Holdings (a)	112	102
Rand Merchant Investment Holdings Limited	84	189
Remgro Ltd	54	426
Sanlam	201	696
Santam Limited	4	65
Sasol	66	911
Shoprite Holdings (c)	55	690
Sibanye Stillwater	334	514
Standard Bank Group Limited	155	1,500
The Bidvest Group Limited	38	547
Tiger Brands Limited	16	126
Vodacom Group Limited	78	438
Woolworths Holdings Limited	103	367
		21,379
Indonesia 2.2%
Aneka Tambang (Persero), PT TBK	1,124	132
Goto Gojek Tokopedia Tbk, PT (b)	116,143	638
Mayora Indah, Pt Tbk	280	46
PT Adaro Minerals Indonesia Tbk (b)	861	73
PT Allo Bank Indonesia Tbk (b)	360	35
PT Astra International Tbk	2,421	974
PT Avia Avian Tbk	2,033	74
PT Bank Mandiri (Persero) Tbk.	5,205	2,026
PT Barito Pacific Tbk	2,915	246

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
PT Bukit Asam TBK	524	95
PT Capital Financial Indonesia Tbk. (b)	1,560	58
PT Chandra Asri Petrochemical TBK	793	130
PT Dayamitra Telekomunikasi	2,128	94
PT Gudang Garam Tbk	51	82
PT Indocement Tunggal Prakarsa TBK	234	151
PT Kalbe Farma Tbk	2,510	285
PT Merdeka Copper Gold, Tbk. (b)	1,079	201
PT Mitra Keluarga Karyasehat Tbk	614	108
Pt Mnc Digital Entertainment Tbk (b)	199	39
PT Semen Indonesia (Persero) Tbk	408	170
PT Telkom Indonesia (Persero) Tbk	5,668	1,375
PT Tower Bersama Infrastructure Tbk	530	69
PT Transcoal Pacific Tbk	110	59
PT Unilever Indonesia, Tbk.	729	176
PT United Tractors Tbk	178	325
PT Vale Indonesia Tbk	208	76
PT. Adaro Energy Indonesia Tbk	1,674	309
PT. Bank Central Asia Tbk	6,476	3,694
Pt. Bank Negara Indonesia (Persero) Tbk.	909	607
PT. Bank Rakyat Indonesia (Persero) Tbk.	8,305	2,803
PT. Bayan Resources, Tbk	922	1,118
PT. Charoen Pokphand Indonesia, Tbk. (b)	909	319
PT. Elang Mahkota Teknologi Tbk.	4,419	167
PT. Global Digital Niaga TBK (b)	1,425	42
PT. Indah Kiat Pulp & Paper Tbk	344	247
PT. Indofood Cbp Sukses Makmur	239	171
PT. Indofood Sukses Makmur	511	219
PT. Sarana Menara Nusantara	2,241	139
PT. Sumber Alfaria Trijaya	2,258	433
PT. Trimegah Bangun Persada	864	61
		18,066
Mexico 2.1%
Arca Continental S.A.B. de C.V.	56	509
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	353	591
Becle, S.A. de C.V.	61	147
CEMEX S.A.B. de C.V. (b)	1,750	1,140
Coca-Cola FEMSA, S.A.B. de C.V.	63	493
El Puerto De Liverpool, S.A.B. De C.V.	26	136
Fomento Economico Mexicano, S.A. B. De C.V.	215	2,352
Gmexico Transportes, S.A.B. De C.V.	43	101
GRUMA, S.A.B. de C.V. - Class B	22	374
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	45	747
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	21	510
Grupo Bimbo S.A.B. de C.V. - Class A	175	841
Grupo Carso, S.A.B. De C.V.	62	449
Grupo Elektra S.A.B. de C.V. (c)	7	450
Grupo Financiero Banorte, S.A.B. de C.V.	289	2,422
Grupo Financiero Inbursa, S.A.B. de C.V.	202	399
Grupo Mexico, S.A.B. de C.V. - Class B	356	1,682
Industrias Bachoco SAB S.A De C.V - Class B	8	38
Industrias CH, S.A.B. de C.V. - Class B (b)	11	124
Industrias Penoles, S.A.B. de C.V. (b)	21	251
Kimberly - Clark De Mexico S.A.B. De C.V. - Class A	170	339
Operadora de Sites Mexicanos, S.A. de C.V.	102	84
Orbia Advance Corporation, S.A.B. de C.V.	113	235
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	22	195
Wal - Mart de Mexico, S.A.B. de C.V.	579	2,187
		16,796
Thailand 1.8%
Advanced Info Service PLC. - NVDR	18	114
Advanced Info Service PLC.	113	706
Airports of Thailand Public Company Limited (b)	344	658
Airports of Thailand Public Company Limited - NVDR (b)	213	408
Asset World Corp Public Company Limited - NVDR	357	38
Asset World Corp Public Company Limited	507	54
B.Grimm Power Public Company Limited - NVDR	118	93
Bangkok Bank Public Company Limited	68	312
Bangkok Dusit Medical Services Public Company Limited. - NVDR	536	393
Bangkok Expressway and Metro Public Company Limited	484	110
Bangkok Expressway and Metro Public Company Limited - NVDR	367	84
Bank of Ayudhya Public Company Limited - NVDR	189	162
Banpu Public Company Limited (c)	231	51
Banpu Public Company Limited - NVDR (c)	357	78
Berli Jucker Public Company Limited - NVDR (c)	114	97
Berli Jucker Public Company Limited	8	7
BTS Group Holdings Public Company Limited (c)	592	122
BTS Group Holdings Public Company Limited - NVDR	371	76
Bumrungrad Hospital Public Company Limited - NVDR	28	203
Bumrungrad Hospital Public Company Limited	22	162
Carabao Group Public Co., Ltd. - NVDR	44	98
Carabao Group Public Co., Ltd.	21	47
Central Pattana Public Company Limited	104	179
Central Pattana Public Company Limited - NVDR	70	120
Central Retail Corporation Public Company Limited - NVDR (c)	70	74
Central Retail Corporation Public Company Limited	293	311
Charoen Pokphand Foods Public Company Limited (c)	395	224
CP ALL Public Company Limited - NVDR	184	305
CP ALL Public Company Limited	339	562
CP Axtra Public Company Limited - NVDR	160	141
Delta Electronics (Thailand) Public Company Ltd.	551	1,250
Electricity Generating Public Company Limited - NVDR (c)	30	101
Energy Absolute Public Company Limited - NVDR	219	307
Global Power Synergy Public Company Limited - NVDR	79	97
Gulf Energy Development Public Company Limited	422	527
Gulf Energy Development Public Company Limited - NVDR (c)	274	342
Home Product Center Public Company Limited - NVDR	426	146
Indorama Ventures Public Company Limited	16	12
Indorama Ventures Public Company Limited - NVDR	188	134
Intouch Holdings Public Company Limited	124	251
JMT Network Services Public Company Limited - NVDR	74	97
KASIKORNBANK Public Company Limited - NVDR	141	487
Krung Thai Bank Public Company Limited - NVDR	455	237
Krungthai Card Public Company Limited	12	14
Krungthai Card Public Company Limited - NVDR (c)	134	162
Land and Houses Public Company Limited	324	69
Minor International Public Company Limited - NVDR	54	46
Minor International Public Company Limited	260	223
Muangthai Capital Public Company Limited (c)	92	91
Osotspa Public Company Limited - NVDR	52	36
Osotspa Public Company Limited	111	76
PTT Exploration And Production Public Company Limited	174	812
PTT Global Chemical Public Company Limited	215	203
PTT Oil And Retail Business Public Company Limited - NVDR (c)	383	197
PTT Public Company Limited	828	760
PTT Public Company Limited - NVDR	294	270
RATCH Group Public Company Limited (c)	79	68
SCG Paper Public Company Limited - NVDR	50	53
SCG Paper Public Company Limited	81	85
Siam Commercial Bank Public Company Limited - NVDR	68	190
Siam Commercial Bank Public Company Limited	29	80
Siam Global House Public Company Limited	142	65
Siam Global House Public Company Limited - NVDR	91	42
Srisawad Corporation Public Company Limited - NVDR	24	28
Srisawad Corporation Public Company Limited	71	83
Thai Life Insurance Public Company Limited - NVDR	270	96
Thai Oil Public Company Limited - NVDR	116	161
Thai Union Group Public Company Limited	184	73

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Thai Union Group Public Company Limited - NVDR	49	19
The Siam Cement Public Company Limited - NVDR	34	280
TISCO Financial Group Public Company Limited - NVDR	39	105
TMB Bank Thanachart Public Company Limited - NVDR (c)	5,777	273
TOA Paint (Thailand) Company Limited - NVDR	44	28
		14,665
Malaysia 1.5%
Ammb Holdings Berhad	247	194
Axiata Group Berhad	333	176
Celcomdigi Berhad	430	400
CIMB Group Holdings Berhad	871	1,006
Dialog Group Berhad	495	223
Fraser & Neave Holdings Bhd	18	99
Gamuda Berhad	294	277
Genting Berhad	241	214
Genting Malaysia Berhad	279	149
Hap Seng Consolidated Berhad	89	83
Hong Leong Bank Berhad	88	364
Hong Leong Financial Group Berhad	38	141
IHH Healthcare Berhad	381	473
IOI Corporation Berhad	355	300
Kuala Lumpur Kepong Berhad	67	307
Kumpulan Sime Darby Berhad	333	156
Malayan Banking Berhad	857	1,603
Malaysia Airports Holdings Berhad	117	178
Maxis Communications Berhad	289	249
MISC Berhad	170	257
Mr D.I.Y. Group (M) Berhad	318	102
Nestle (Malaysia) Berhad	7	197
Petronas Chemicals Group Berhad	335	513
PETRONAS Dagangan Berhad	41	193
PETRONAS Gas Berhad	101	363
PPB Group Berhad	70	229
Press Metal Aluminium (Australia) Pty Ltd	443	443
Public Bank Berhad	1,784	1,542
QL Resources Berhad	149	173
RHB Bank Berhad	243	282
Sime Darby Plantation Berhad	405	368
Telekom Malaysia Berhad	214	223
Tenaga Nasional Berhad	327	694
Top Glove Corporation Bhd	635	105
Westports Holdings Berhad	128	88
		12,364
Qatar 0.9%
Dukhan Bank (Qp.S.C.)	199	217
Industries Qatar Q.S.C.	219	826
Masraf Al Rayan	732	448
Mesaieed Petrochemical Holding Company Q.P.S.C.	408	208
Ooredoo Q.P.S.C	95	279
Qatar Electricity & Water Company	71	342
Qatar Fuel (WOQOD)	75	339
Qatar Gas Transport Company Ltd.	290	296
Qatar International Islamic Bank (Q.P.S.C)	133	351
Qatar Islamic Bank (Q.P.S.C.)	199	1,014
Qatar National Bank (Q.P.S.C.)	515	2,181
The Commercial Bank (P.S.Q.C.)	382	566
		7,067
Turkey 0.8%
Akbank Turk Anonim Sirketi - Class A	358	438
Arcelik A.S. - Class A	22	132
Aselsan Inc. - Class A	137	204
BIM Birlesik Magazalar A.S. - Class A	54	545
Coca-Cola Icecek Anonim Sirketi - Class A	9	127
Enka Insaat Ve Sanayi Anonim Sirketi - Class A	224	285
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi - Class A (b)	197	320
Ford Otomotiv Sanayi Anonim Sirketi - Class A	9	277
Haci Omer Sabanci Holding A.S. - Class A	159	346
Hektas Ticaret Turk Anonim Sirketinin - Class A (b)	128	125
KOC Holding Anonim Sirketi - Class A	145	776
Petkim Petrokimya Holding A.S - Class A (b)	134	96
SASA Polyester Sanayi A.S. - Class A (b)	121	217
Tofas Turk Otomobil Fabrikasi A.S. - Class A	14	156
Turk Hava Yollari A.O. - Class A (b)	84	746
Turk Telekomunikasyon Anonim Sirketi - Class A (b)	57	49
Turkcell Iletisim Hizmetleri Anonim Sirketi - Class A	145	282
Turkiye Garanti Bankasi A.S. - Class A	77	150
Turkiye Is Bankasi Anonim Sirketi - Class C	395	372
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	95	552
Turkiye Sise Ve Cam Fabrikalari A.S. - Class A	163	324
Yapi ve Kredi Bankasi A.S. - Class A	351	236
		6,755
Kuwait 0.8%
Agility Public Warehousing Company KSCP (b)	186	336
Boubyan Bank K.S.C.P	148	289
Gulf Bank K.S.C.P.	286	243
Kuwait Finance House K.S.C.P.	1,057	2,508
Mabanee Company (K.P.S.C)	79	210
Mobile Telecommunications Company. K.S.C.P	209	330
National Bank of Kuwait S.A.K.P.	939	2,755
		6,671
Philippines 0.8%
Aboitiz Equity Ventures, Inc.	293	259
Aboitiz Power Corporation	159	94
ACEN Corporation	918	79
Alliance Global Group, Inc.	360	78
Ayala Corporation	29	322
Ayala Land Inc.	715	372
Bank of The Philippine Islands	239	473
BDO Unibank, Inc.	254	637
Emperador Inc.	358	131
Globe Telecom, Inc.	4	120
GT Capital Holdings, Inc.	10	103
International Container Terminal Services, Inc.	92	336
JG Summit Holdings, Inc.	359	242
Jollibee Foods Corporation	58	235
LT Group, Inc.	324	52
Manila Electric Company	31	204
Metropolitan Bank & Trust Company	226	216
Monde Nissin Corporation	896	143
PLDT Inc.	10	217
Puregold Price Club, Inc.	147	75
San Miguel Corporation	45	85
San Miguel Food and Beverage, Inc. - Class B	81	76
SM Investments Corporation	58	870
SM Prime Holdings, Inc.	1,368	734
Universal Robina Corporation	106	223
		6,376
Hong Kong 0.7%
BBMG Corporation - Class H	273	28
Bosideng International Holdings Limited	388	167
C&D International Investment Group Limited	79	192
China Everbright Environment Group Limited	412	142
China Gas Holdings Limited	372	350
China International Marine Containers (Group) Co., Ltd. - Class H	44	25
China Molybdenum Co., Ltd - Class H	431	276
China Resources Cement Holdings Limited	234	60
Chow Tai Fook Jewellery Group Limited	259	389
COSCO SHIPPING Development Co., Ltd. - Class H	270	29
Cosco Shipping Energy Transportation Co., Ltd. - Class H	152	166
COSCO Shipping Holdings Co., Ltd - Class H	347	354
Datang International Power Generation Co., Ltd. - Class H	364	57
Dongfang Electric Co., Ltd. - Class H	40	44
Fenbi Ltd. (a) (b) (c)	59	38
GCL-Poly Energy Holdings Limited	2,312	430
Hanergy Thin Film Power Group Limited (b) (d)	3,098	—
Hansoh Pharmaceutical Group Company Limited (a)	122	165
Hopson Development Holdings Limited (b)	130	79

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Hua Hong Semiconductor Limited (a) (b)	117	295
Huadian Power International Corporation Limited - Class H	182	75
Kingboard Holdings Limited	84	190
Kingboard Laminates Holdings Limited	83	59
Metallurgical Corporation of China Ltd. - Class H	215	45
Nine Dragons Paper (Holdings) Limited	195	110
Orient Overseas (International) Limited	17	219
Sany Heavy Equipment Co., Ltd.	122	192
Sino Biopharmaceutical Limited	1,207	435
Sinotruk (Hong Kong) Limited	69	133
Sun Art Retail Group Limited	223	47
Xinyi Glass Holdings Limited	260	335
Yuexiu Property Company Limited	189	217
Zhaojin Mining Industry Company Limited - Class H	161	223
Zhongsheng Group Holdings Limited	71	200
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	158	86
		5,852
Chile 0.4%
AntarChile S.A.	11	94
Banco de Chile	5,338	543
Banco de Credito e Inversiones	9	235
Banco Santander-Chile	7,280	337
Cencosud S.A.	151	285
Cencosud Shopping S.A.	62	94
Compania Cervecerias Unidas S.A.	13	81
Compania Sud Americana de Vapores S.A.	1,985	119
Empresas CMPC S.A.	120	221
Empresas Copec S.A.	46	323
Enel Americas S.A.	2,399	276
Enel Chile S.A.	2,807	170
LATAM Airlines Group S.A.	16,239	148
Quinenco S.A.	40	120
S.A.C.I.Falabella	97	218
		3,264
Greece 0.3%
Eurobank Ergasias Services And Holdings S.A - Class R (b)	300	462
Greek Organisation of Football Prognostics S.A. - Class R	21	358
Hellenic Duty Free Shops Single Member S.A. - Class R (b) (d)	9	—
Hellenic Telecommunications Organization S.A. - Class R	20	295
HELLENiQ ENERGY Holdings Societe Anonyme - Class R	7	51
Jumbo S.A. - Class R	13	345
Motor Oil (Hellas) Corinth Refineries S.A. - Class R	7	185
Mytilineos SA - Class R	12	438
National Bank of Greece SA - Class R (b)	67	376
		2,510
Hungary 0.2%
MOL Hungarian Oil and Gas Public Limited Company	51	385
OTP Bank Nyrt.	27	965
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	16	392
		1,742
Colombia 0.2%
Banco de Bogota S.A.	12	78
Bancolombia SA	34	261
Ecopetrol S.A.	597	345
Grupo de Inversiones Suramericana S.A.	10	77
Grupo Energia Bogota S.A. ESP	349	147
Grupo Nutresa S.A.	12	151
Interconexion Electrica S.A. E.S.P.	55	200
		1,259
Czech Republic 0.1%
CEZ, a. s.	20	859
Komercni banka, a.s.	9	255
		1,114
Bermuda 0.1%
Credicorp Ltd.	8	1,021
United Kingdom 0.1%
AngloGold Ashanti PLC	48	762
Egypt 0.1%
Commercial International Bank (Egypt) S.A.E.	281	548
Peru 0.0%
Enel Distribucion Peru S.A.A. (b)	59	55
Inretail Peru Corp. (a)	4	114
Intercorp Financial Services Inc.	4	80
		249
Luxembourg 0.0%
Reinet Investments S.C.A.	10	225
Singapore 0.0%
BOC Aviation Limited (a)	26	179
Australia 0.0%
Yancoal Australia Ltd	36	118
Russian Federation 0.0%
Alrosa (Public Joint Stock Company) (a) (b) (d)	346	—
Bank VTB (Public Joint Stock Company) (a) (b) (d)	680,515	—
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro (a) (b) (d)	13,159	—
Public Joint Stock Company Gazprom (a) (b) (d)	1,618	—
Public Joint Stock Company Magnit (a) (b) (d)	10	—
Public Joint Stock Company Magnit - GDR (a) (b) (d)	—	—
Public Joint Stock Company Mobile Telesystems (a) (b) (d)	115	—
Public Joint Stock Company Novatek (a) (b) (d)	131	—
Public Joint Stock Company Novolipetsk Metallurgical Works (a) (b) (d)	167	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	301	—
Public Joint Stock Company PIK-Specialized Homebuilder (a) (b) (d)	15	—
Public Joint Stock Company Polyus (a) (b) (d)	4	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	1,458	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,157	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	220	—
Public Joint Stock Society Inter RAO UES (a) (b) (d)	4,398	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (a) (b) (d)	8	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	189	—
Public Joint Stock Society Oil Company Lukoil (a) (b) (d)	49	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (a) (b) (d)	6	—
Publichnoe Aktsionernoe Obshchestvo Fosagro (a) (b) (d)	—	—
Publichnoe Aktsionernoe Obshchestvo Magnitogorski Metallurgicheski Kombinat (a) (b) (d)	241	—
Publichnoe Aktsionernoe Obshchestvo Severstal (a) (b) (d)	27	—
Publichnoye Aktsionernoye Obshchestvo Rostelekom (a) (b) (d)	157	—
United Company RUSAL PLC (a) (b) (d)	320	—
Total Common Stocks (cost $956,048)		788,391
PREFERRED STOCKS 2.1%
Brazil 1.3%
Banco Bradesco S.A. (f)	609	1,726
Braskem S.A - Series A	22	91
Centrais Eletricas Brasileiras S/A	23	181
Companhia Energetica De Minas Gerais-Cemig	161	396
Gerdau S.A.	131	627
Itau Unibanco Holding S.A. (f)	565	3,056
Itausa S.A.	651	1,171
Petroleo Brasileiro S/A Petrobras. (f)	540	3,702
		10,950
South Korea 0.6%
Amorepacific Corporation	1	31
Hanwha Corporation	2	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Hyundai Motor Company, 1.00% (g)	3	218
Hyundai Motor Company, 2.00% (g)	4	348
LG Chem, Ltd., 1.00% (g)	1	206
LG Electronics Inc.	2	78
LG H&H Co., Ltd., 1.00% (g)	—	35
Mirae Asset Securities Co., Ltd., 2.70% (g)	15	40
Samsung Electronics Co Ltd, 1.00% (g)	96	3,879
Samsung Fire & Marine Insurance Co., Ltd.	—	45
Samsung SDI Co., Ltd., 1.00% (g)	—	35
		4,940
Chile 0.1%
Sociedad Quimica Y Minera De Chile S.A. - Preferred Class B	17	1,026
Colombia 0.1%
Bancolombia SA	54	359
Grupo Aval Acciones y Valores S.A.	508	62
Grupo de Inversiones Suramericana S.A.	15	46
		467
Russian Federation 0.0%
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	126	—
Public Joint Stock Company Surgutneftegaz (a) (b) (d)	1,025	—
Public Joint Stock Company Tatneft Named After V.D. Shashin (a) (b) (d)	9	—
Total Preferred Stocks (cost $20,933)		17,383
RIGHTS 0.0%
United States of America 0.0%
Hanwha Ocean Co., Ltd. (b) (h)	2	12
Localiza Rent A Car S/A (b)	1	3
		15
South Korea 0.0%
Cosmo Advanced Materials & Technology Co., Ltd. (b) (h)	—	3
Chile 0.0%
Banco de Credito e Inversiones (b)	1	1
Total Rights (cost $0)		19
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 5.16% (i) (j)	8,498	8,498
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.26% (i) (j)	2,432	2,432
Total Short Term Investments (cost $10,930)		10,930
Total Investments 100.4% (cost $987,911)		816,723
Other Assets and Liabilities, Net (0.4)%		(3,466)
Total Net Assets 100.0%		813,257

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of September 30, 2023.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $380 and 0.0% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Investment in affiliate.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Emerging Markets Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	5,014	94,291	90,807	365	—	—	8,498	1.0
JNL Government Money Market Fund, 5.26% - Class SL	—	17,779	15,347	41	—	—	2,432	0.3
JNL Securities Lending Collateral Fund - Institutional Class	1,844	10,047	11,891	54	—	—	—	—
	6,858	122,117	118,045	460	—	—	10,930	1.3

JNL Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
360 DigiTech, Inc.	06/16/23	262	228	—
Alibaba Group Holding Limited	04/26/21	36,391	19,696	2.4
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	06/17/22	42	41	—
AU Small Finance Bank Limited	04/28/21	307	352	0.1
Autohome Inc.	06/18/21	372	209	—
Avenue Supermarts Limited	04/28/21	682	767	0.1
Baidu, Inc. - Class A	06/18/21	6,127	4,487	0.6
Bandhan Bank Limited	04/28/21	353	250	—
Bank VTB (Public Joint Stock Company)	04/26/21	600	—	—
BeiGene, Ltd.	04/26/21	2,024	1,268	0.2
Blue Moon Group Holdings Limited	06/18/21	183	53	—
BOC Aviation Limited	04/26/21	200	179	—
Cansino Biologics Inc. - Class H	06/18/21	408	30	—
CGN Power Co., Ltd. - Class H	04/26/21	383	326	0.1
China Feihe Limited	04/26/21	1,007	232	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China International Capital Corporation Limited - Class H	04/26/21	380	325	0.1
China Literature Limited	04/26/21	434	173	—
China Merchants Securities Co., Ltd. - Class H	04/26/21	116	71	—
China Resources Mixc Lifestyle Services Limited	06/18/21	419	283	—
China Resources Pharmaceutical Group Limited	06/16/23	197	145	—
China Tower Corporation Limited - Class H	04/26/21	935	540	0.1
China Zheshang Bank Co., Ltd. - Class H	06/16/23	41	33	—
Everbright Securities Company Limited - Class H	01/11/22	54	49	—
Fenbi Ltd.	06/16/23	67	38	—
Fuyao Glass Industry Group Co., Ltd. - Class H	04/26/21	324	342	0.1
Ganfeng Lithium Group Co., Ltd - Class H	04/26/21	558	195	—
Guotai Junan Securities Co., Ltd. - Class H	04/26/21	135	105	—
Haidilao International Holding Ltd.	04/26/21	761	535	0.1
Hansoh Pharmaceutical Group Company Limited	04/26/21	591	165	—
Hapvida Participacoes E Investimentos S/A	04/26/21	1,367	559	0.1
HDFC Life Insurance Company Limited	04/28/21	1,116	934	0.1
Hua Hong Semiconductor Limited	06/16/23	370	295	—
Huatai Securities Co., Ltd. - Class H	04/26/21	343	221	—
Hygeia Healthcare Holdings Co., Limited	06/16/23	262	234	—
ICICI Lombard General Insurance Company Limited	04/28/21	569	464	0.1
ICICI Prudential Life Insurance Company Limited	04/28/21	323	309	—
Innovent Biologics, Inc. - Class B	04/26/21	748	727	0.1
Inretail Peru Corp.	05/19/21	150	114	—
Interglobe Aviation Limited	04/28/21	341	415	0.1
JD Health International Inc.	06/18/21	1,303	607	0.1
Joinn Laboratories (China) Co., Ltd. - Class H	06/18/21	117	28	—
Joint Stock Company Alrosa (Public Joint Stock Company)	04/26/21	532	—	—
Kuaishou Technology	06/18/21	4,369	2,328	0.3
Kumba Iron Ore Ltd	04/26/21	198	135	—
LTIMindtree Limited	04/28/21	590	663	0.1
Meituan - Class B	04/26/21	10,990	7,391	0.9
New Oriental Education & Technology Group Inc.	06/16/23	769	1,082	0.1
Nongfu Spring Co., Ltd. - Class H	04/26/21	1,123	1,179	0.2
Orient Securities Company Limited - Class H	05/20/21	57	45	—
Pepkor Holdings	04/26/21	148	102	—
Ping An Healthcare and Technology Company Limited	04/26/21	672	137	—
Postal Savings Bank of China Co., Ltd. - Class H	04/26/21	568	470	0.1
Public Joint Stock Company Federal Hydrogenerating Company - Rushydro	04/26/21	143	—	—
Public Joint Stock Company Gazprom	08/27/21	3,743	—	—
Public Joint Stock Company Magnit	04/26/21	1,595	—	—
Public Joint Stock Company Magnit	08/25/22	—	—	—
Public Joint Stock Company Mobile Telesystems	04/26/21	568	—	—
Public Joint Stock Company Novatek	04/26/21	1,740	—	—
Public Joint Stock Company Novolipetsk Metallurgical Works	04/26/21	361	—	—
Public Joint Stock Company Oil Company Rosneft	04/26/21	1,923	—	—
Public Joint Stock Company PIK-Specialized Homebuilder	12/17/21	222	—	—
Public Joint Stock Company Polyus	04/26/21	454	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	4,445	—	—
Public Joint Stock Company Sberbank of Russia	04/26/21	481	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	561	—	—
Public Joint Stock Company Surgutneftegaz	04/26/21	563	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	1,466	—	—
Public Joint Stock Company Tatneft Named After V.D. Shashin	04/26/21	66	—	—
Public Joint Stock Society Inter RAO UES	04/26/21	271	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/26/21	1,209	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/26/21	375	—	—
Public Joint Stock Society Oil Company Lukoil	04/26/21	3,119	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	07/01/21	1	—	—
Publichnoe Aktsionernoe Obshchestvo Fosagro	05/19/21	322	—	—
Publichnoe Aktsionernoe Obshchestvo Magnitogorski Metallurgicheski Kombinat	04/26/21	225	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	06/25/21	411	—	—
Publichnoye Aktsionernoye Obshchestvo Rostelekom	04/26/21	207	—	—
Qingdao Port International Co., Ltd. - Class H	04/26/21	45	35	—
Remegen, Ltd. - Class H	12/16/22	111	79	—
Saudi Arabian Oil Company	04/26/21	4,271	4,760	0.6
SBI Life Insurance Company Limited	04/28/21	701	859	0.1
Shandong Gold Group Co., Ltd. - Class H	04/26/21	162	145	—
Shanghai Junshi Biosciences Co., Ltd. - Class H	06/18/21	142	51	—
Shenwan Hongyuan Group Co., Ltd. - Class H	05/20/21	58	37	—
Sipai Health Technology Co., Ltd.	06/16/23	52	24	—
Smoore International Holdings Limited	04/26/21	1,531	191	—
Tongcheng-Elong Holdings Limited	04/26/21	238	273	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Emerging Markets Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Topsports International Holdings Limited	04/26/21	416	264	—
United Company RUSAL PLC	04/26/21	230	—	—
WuXi AppTec Co., Ltd. - Class H	04/26/21	409	525	0.1
Yadea Group Holdings Ltd	12/16/22	231	256	—
ZTO Express (Cayman) Inc.	06/21/21	1,463	1,213	0.2
		115,909	58,268	7.2

JNL Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	243	December 2023	11,980	—	(370)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Emerging Markets Index Fund
Assets - Securities
Common Stocks	62,802	725,589	—	788,391
Preferred Stocks	17,383	—	—	17,383
Rights	4	15	—	19
Short Term Investments	10,930	—	—	10,930
	91,119	725,604	—	816,723
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(370)	—	—	(370)
	(370)	—	—	(370)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL International Index Fund
COMMON STOCKS 96.8%
Japan 24.8%
ABC-Mart, Inc.	14	258
ACOM Co., Ltd.	60	140
Advance Residence Investment Corp.	—	476
Advantest Corporation (a)	106	2,977
Aeon Co., Ltd.	122	2,419
AGC Inc.	31	1,096
Aisin Corporation	27	1,022
Ajinomoto Co., Inc. (a)	75	2,874
ANA Holdings Inc. (b)	24	508
Asahi Group Holdings, Ltd.	71	2,657
Asahi Intecc Co., Ltd.	35	621
Asahi Kasei Corporation	198	1,240
ASICS Corporation	28	980
Astellas Pharma Inc.	255	3,536
Bandai Namco Holdings Inc.	95	1,930
Bridgestone Corporation	81	3,152
Brother Industries, Ltd.	38	612
Canon Inc.	140	3,378
Capcom Co., Ltd.	23	820
Central Japan Railway Company	144	3,492
Chubu Electric Power Co., Inc.	108	1,377
Chugai Pharmaceutical Co., Ltd.	88	2,731
Concordia Financial Group, Ltd.	158	720
COSMOS Pharmaceutical Corporation	3	337
CyberAgent, Inc.	61	329
Dai Nippon Printing Co., Ltd.	37	955
Daifuku Co., Ltd.	54	1,023
Dai-ichi Life Holdings, Inc.	138	2,841
Daiichi Sankyo Company, Ltd	274	7,535
Daikin Industries, Ltd.	42	6,549
Daito Trust Construction Co., Ltd.	9	915
Daiwa House Industry Co., Ltd.	93	2,485
Daiwa House REIT Investment Corporation	—	532
Daiwa Securities Group Inc.	195	1,124
DENSO Corporation	280	4,492
DISCO Corporation	13	2,313
East Japan Railway Company	53	3,040
Eisai Co., Ltd.	41	2,299
ENEOS Holdings, Inc.	419	1,649
FANUC Corporation	134	3,457
Fast Retailing Co., Ltd.	28	6,130
Fuji Electric Co., Ltd.	21	944
FUJIFILM Holdings Corporation	60	3,439
Fujitsu Limited	24	2,816
Fukuoka Financial Group, Inc.	29	697
GLP J-REIT	1	583
GMO Payment Gateway, Inc.	6	349
Hakuhodo DY Holdings Inc. (a)	49	400
Hamamatsu Photonics K.K.	22	919
Hankyu Hanshin Holdings, Inc.	35	1,203
HASEKO Corporation (a)	25	313
Hikari Tsushin,Inc.	4	562
Hirose Electric Co., Ltd.	4	472
Hitachi Construction Machinery Co., Ltd. (a)	15	455
Hitachi, Ltd.	133	8,218
Honda Motor Co., Ltd.	699	7,857
Hoshizaki Corporation	15	503
Hoya Corporation	50	5,058
Hulic Co., Ltd.	82	737
IBIDEN Co., Ltd.	20	1,060
Idemitsu Kosan Co., Ltd.	32	739
Iida Group Holdings Co., Ltd. (a)	20	331
Inpex Corporation	140	2,087
Isuzu Motors Limited	89	1,121
ITOCHU Corporation	207	7,473
Japan Airlines Co., Ltd.	22	426
Japan Airport Terminal Co., Ltd.	13	541
Japan Exchange Group, Inc.	76	1,410
Japan Metropolitan Fund Investment Corporation	1	605
Japan Post Bank Co., Ltd.	192	1,673
Japan Post Holdings Co., Ltd.	275	2,201
Japan Post Insurance Co., Ltd.	22	373
Japan Real Estate Investment Corporation (a)	—	831
Japan Tobacco Inc.	158	3,635
JFE Holdings, Inc.	81	1,182
JSR Corporation	31	820
Kajima Corporation	67	1,085
Kansai Paint Co., Ltd.	33	466
Kao Corporation	66	2,433
Kawasaki Heavy Industries, Ltd.	25	613
KDDI Corporation	209	6,392
Keio Corporation	18	619
Keisei Electric Railway Co., Ltd.	26	888
Keyence Corporation	28	10,390
Kikkoman Corporation	27	1,426
Kintetsu Group Holdings Co., Ltd.	26	749
Kirin Holdings Company, Ltd	116	1,622
Kobayashi Pharmaceutical Co., Ltd.	9	401
Kobe Bussan Co., Ltd.	21	496
Koei Tecmo Holdings Co., Ltd.	17	247
Koito Manufacturing Co., Ltd.	37	548
Komatsu Ltd.	139	3,757
Konami Holdings Corporation (a)	15	764
Kose Corporation	6	420
Kubota Corporation	146	2,144
Kurita Water Industries Ltd.	16	553
KYOCERA Corporation	48	2,445
Kyowa Kirin Co., Ltd.	34	598
Kyushu Railway Company	24	508
Lasertec Co., Ltd.	11	1,708
Lawson, Inc.	7	308
Lion Corporation	38	376
LIXIL Corporation	41	478
M3, Inc.	64	1,156
Makita Corporation	41	1,009
Marubeni Corporation	243	3,789
Marui Group Co.Ltd.	23	365
Matsuki Yokokokara & Company Co., Ltd.	50	888
Mazda Motor Corporation	88	995
McDonald's Holdings Company (Japan), Ltd.	13	504
Medipal Holdings Corporation (a)	32	537
Meiji Holdings Co., Ltd.	36	902
Minebeamitsumi Inc.	63	1,029
MISUMI Group Inc.	39	611
Mitsubishi Chemical Group Corporation	206	1,291
Mitsubishi Corporation	203	9,690
Mitsubishi Electric Corporation	308	3,799
Mitsubishi Estate Co., Ltd.	184	2,402
Mitsubishi Gas Chemical Company, Inc. (a)	31	417
Mitsubishi HC Capital Inc.	127	848
Mitsubishi Heavy Industries, Ltd.	47	2,625
Mitsubishi Motors Corporation	113	490
Mitsubishi UFJ Financial Group Inc	1,782	15,083
Mitsui & Co., Ltd.	217	7,879
Mitsui Chemicals, Inc.	26	681
Mitsui Fudosan Co., Ltd.	134	2,948
Mitsui O.S.K. Lines, Ltd. (a)	52	1,422
Mizuho Bank, Ltd.	33	978
Mizuho Financial Group, Inc.	361	6,141
MonotaRO Co., Ltd.	40	429
MS&AD Insurance Group Holdings, Inc.	62	2,269
Murata Manufacturing Co., Ltd.	263	4,798
Nagoya Railroad Co., Ltd.	30	440
NEC Corporation	39	2,132
NEXON Co., Ltd.	63	1,122
NGK Insulators, Ltd.	32	425
Nidec Corporation	73	3,386
Nikon Corporation	44	465
Nintendo Co., Ltd.	166	6,903
Nippon Building Fund Inc.	—	957
Nippon Express Co., Ltd.	12	604
Nippon Paint Holdings Co., Ltd.	150	1,001
Nippon Prologis REIT, Inc.	—	579
Nippon Sanso Holdings Corporation	33	771
Nippon Shinyaku Co., Ltd.	9	388
Nippon Steel Corporation	132	3,096

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Nippon Telegraph and Telephone Corporation	4,238	4,999
Nippon Yusen Kabushiki Kaisha	72	1,873
Nissan Motor Co., Ltd.	333	1,469
Nisshin Seifun Group Inc.	40	505
Nissin Chemical Corporation	19	822
Nissin Food Holdings Co., Ltd.	12	981
Niterra Co., Ltd.	26	589
Nitori Holdings Co., Ltd.	12	1,327
Nitto Denko Corporation	21	1,374
Nomura Holdings, Inc.	422	1,685
Nomura Real Estate Holdings, Inc.	17	426
Nomura Real Estate Master Fund, Inc.	1	707
Nomura Research Institute Ltd	65	1,697
NTT DATA Corporation	79	1,048
Obayashi Corporation	105	924
OBIC Co., Ltd.	9	1,409
Odakyu Electric Railway Co., Ltd.	56	831
Oji Holdings Corporation	154	645
Olympus Corporation	183	2,377
OMRON Corporation	29	1,289
Ono Pharmaceutical Co., Ltd.	69	1,321
Open House Group Co., Ltd. (a)	12	397
Oracle Corporation Japan	5	341
Oriental Land Co., Ltd.	166	5,428
ORIX Corporation	167	3,108
ORIX JREIT Inc.	—	503
Osaka Gas Co., Ltd.	60	987
Otsuka Corporation	17	699
Otsuka Holdings Co., Ltd.	78	2,768
Pan Pacific International Holdings Corporation	78	1,641
Panasonic Holdings Corporation	340	3,823
Persol Holdings Co., Ltd. (a)	275	447
Rakuten Group, Inc.	213	869
Recruit Holdings Co., Ltd.	240	7,381
Renesas Electronics Corporation (b)	202	3,081
Resona Holdings, Inc.	331	1,830
Ricoh Company, Ltd. (a)	87	752
Rinnai Corporation	18	331
ROHM Co., Ltd.	47	946
Santen Pharmaceutical Co., Ltd.	49	451
SBI Holdings, Inc.	31	657
SCSK Corporation	23	403
Secom Co., Ltd.	29	1,945
Sega Sammy Holdings, Inc.	21	381
Seibu Holdings Inc.	43	409
Seiko Epson Corporation. (a)	49	766
Sekisui Chemical Co., Ltd.	60	868
Sekisui House, Ltd.	93	1,841
Seven & I Holdings Co., Ltd.	114	4,462
SG Holdings Co., Ltd.	68	874
Sharp Corporation (a) (b)	46	287
Shimadzu Corporation	39	1,045
Shimano Inc.	12	1,573
Shimizu Corporation	96	668
Shin-Etsu Chemical Co., Ltd.	286	8,279
Shionogi & Co., Ltd.	39	1,756
Shiseido Company, Limited	56	1,947
SMC Corporation	9	3,790
Softbank Corp.	393	4,446
SoftBank Group Corp	146	6,167
Sojitz Corporation	33	730
Sompo Holdings, Inc.	50	2,130
Sony Group Corporation	177	14,496
Square Enix Holdings Co., Ltd.	13	435
Stanley Electric Co., Ltd.	23	360
Subaru Corporation.	87	1,685
SUMCO Corporation	49	639
Sumitomo Chemical Company, Limited	243	659
Sumitomo Corporation	169	3,381
Sumitomo Electric Industries, Ltd.	117	1,411
Sumitomo Metal Mining Co., Ltd.	38	1,109
Sumitomo Mitsui Financial Group, Inc.	187	9,218
Sumitomo Mitsui Trust Bank, Limited	51	1,937
Sumitomo Realty & Development Co., Ltd.	69	1,785
Suntory Beverage & Food Limited	18	535
Suzuki Motor Corporation	68	2,745
Sysmex Corporation	23	1,097
T&D Holdings, lnc.	80	1,304
Taisei Corporation (a)	28	993
Taisho Pharmaceutical Holdings Co., Ltd.	9	350
Takeda Pharmaceutical Co Ltd	224	6,971
TDK Corporation	55	2,014
Terumo Corporation	105	2,768
The Bank of Kyoto, Ltd. (a) (c)	11	649
The Chiba Bank, Ltd.	97	704
The Kansai Electric Power Company, Incorporated	117	1,625
TIS Inc.	30	668
TOBU Railway Co., LTD.	29	738
Toho Co., Ltd.	18	611
Tokio Marine Holdings, Inc.	280	6,482
Tokyo Century Corporation	6	219
Tokyo Electric Power Company Holdings, Inc. (b)	112	498
Tokyo Electron Limited	67	9,078
Tokyo Gas Co., Ltd.	58	1,311
Tokyu Corporation	93	1,072
Tokyu Fudosan Holdings Corporation	84	515
Toppan Inc.	46	1,103
Toray Industries, Inc.	235	1,218
Toshiba Corporation	16	502
Tosoh Corporation	50	642
TOTO Ltd.	21	535
Toyo Suisan Kaisha, Ltd.	16	609
Toyota Industries Corporation	26	2,029
Toyota Motor Corporation	1,746	31,274
Toyota Tsusho Corporation	35	2,023
Trend Micro Incorporated	20	753
Unicharm Corporation	61	2,171
United Urban Investment Corporation	—	492
USS Co., Ltd.	34	564
Welcia Holdings Co., Ltd.	16	269
West Japan Railway Company	35	1,460
Yakult Honsha Co., Ltd.	41	986
Yamaha Corporation	25	672
Yamaha Motor Co., Ltd.	52	1,354
Yamato Holdings Co., Ltd.	48	785
Yaskawa Electric Corporation	38	1,350
Yokogawa Electric Corporation	31	600
Z Holdings Corporation	382	1,059
ZOZO, Inc.	16	289
		532,038
United Kingdom 13.5%
3i Group plc	139	3,511
abrdn plc	284	537
Admiral Group PLC	35	1,007
Anglo American PLC	188	5,174
Ashtead Group Public Limited Company	64	3,902
Associated British Foods PLC	48	1,213
AstraZeneca PLC	218	29,434
Auto Trader Group PLC	131	985
Aviva PLC	389	1,840
B&M European Value Retail S.A.	138	986
BAE Systems PLC	429	5,216
Barclays PLC	2,073	3,985
Barratt Developments P L C	127	679
BP P.L.C.	2,437	15,802
British American Tobacco P.L.C.	316	9,920
BT Group PLC	791	1,121
Bunzl Public Limited Company	49	1,764
Burberry Group PLC	51	1,181
Centrica PLC	799	1,501
Coca-Cola Europacific Partners PLC	30	1,869
Compass Group PLC	251	6,117
Convatec Group PLC (d)	250	662
Croda International Public Limited Company	21	1,253
DCC Public Limited Company	15	857
Dechra Pharmaceuticals PLC	17	783
Diageo PLC	315	11,591
DS Smith PLC	211	738
easyJet PLC (b)	95	492

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Entain PLC	88	1,005
Evraz PLC (b) (c)	82	—
Experian PLC	128	4,197
Fiat Chrysler Automobiles N.V.	309	5,911
GSK PLC	578	10,468
Haleon PLC	663	2,751
Halma Public Limited Company	54	1,272
Hargreaves Lansdown PLC	48	451
Hikma Pharmaceuticals Public Limited Company	24	611
Hiscox Ltd.	54	661
Howden Joinery Group PLC	71	636
HSBC Holdings PLC	2,827	22,149
Imperial Brands PLC	126	2,560
Informa Jersey Limited	195	1,782
InterContinental Hotels Group PLC	24	1,765
Intermediate Capital Group PLC	42	715
Intertek Group Plc	23	1,151
ITV PLC	543	466
J Sainsbury PLC	258	797
JD Sports Fashion PLC	384	699
Johnson Matthey PLC	29	579
Kingfisher PLC	246	669
Land Securities Group PLC	100	717
Legal & General Group PLC	833	2,251
Lloyds Banking Group PLC	9,506	5,121
London Stock Exchange Group PLC	58	5,783
M&G PLC	337	810
Melrose Industries PLC (b)	200	1,141
Mondi PLC	70	1,165
National Grid PLC	526	6,282
NatWest Group PLC	777	2,224
Next PLC	18	1,581
Ocado Group PLC (b)	105	760
Pearson PLC	103	1,090
Pepco Group N.V. (b) (d)	22	103
Persimmon Public Limited Company	44	575
Phoenix Group Holdings PLC	140	816
Prudential Public Limited Company (e)	384	4,132
Reckitt Benckiser Group PLC	105	7,376
Relx PLC	273	9,195
Rentokil Initial PLC	358	2,660
Rightmove PLC	107	731
Rio Tinto PLC	158	9,943
Rolls-Royce PLC (b)	1,196	3,211
Schroders PLC	135	671
SEGRO Public Limited Company	174	1,520
Severn Trent PLC	36	1,041
Smith & Nephew PLC	127	1,581
Smiths Group PLC	47	932
Spirax-Sarco Engineering PLC	10	1,170
SSE PLC	152	2,997
St. James's Place PLC	79	802
Standard Chartered PLC	321	2,960
Tate & Lyle Public Limited Company	52	431
Taylor Wimpey PLC	545	777
Tesco PLC	1,005	3,233
The Berkeley Group Holdings PLC	16	796
The British Land Company Public Limited Company	140	539
The Sage Group PLC.	144	1,734
Unilever PLC	355	17,552
United Utilities PLC	94	1,080
Vodafone Group Public Limited Company	3,201	3,003
Weir Group PLC(The)	39	899
Whitbread PLC	27	1,145
Wise PLC - Class A (b)	70	583
WPP 2012 Limited	148	1,316
		289,844
France 10.8%
Adevinta ASA - Class B (b) (f)	40	394
Aeroports de Paris	5	595
Airbus SE	87	11,635
Alstom	37	872
Amundi (d)	9	513
AXA	246	7,322
Biomerieux SA	7	709
BNP Paribas	153	9,743
Bollore SE	118	630
Bouygues	28	966
Bureau Veritas	39	972
Capgemini	22	3,881
Carrefour	75	1,289
Compagnie De Saint-Gobain	72	4,305
Compagnie Generale des Etablissements Michelin	101	3,086
Credit Agricole SA	159	1,965
Danone	89	4,897
Dassault Aviation	3	610
Dassault Systemes	93	3,471
Edenred	35	2,219
Eiffage	10	993
Engie	249	3,805
EssilorLuxottica	40	6,942
Gecina	7	705
Getlink S.E.	43	689
Hermes International	5	8,630
IPSEN	6	725
Kering	10	4,378
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	74	12,394
Legrand	37	3,429
L'Oreal	32	13,441
LVMH Moet Hennessy Louis Vuitton	37	27,665
Orange	257	2,946
Pernod Ricard	28	4,657
Publicis Groupe SA	33	2,519
Safran	49	7,632
Sanofi	157	16,859
Sartorius Stedim Biotech	3	818
Schneider Electric SE	76	12,469
Societe d'exploitation Hoteliere	11	1,157
Societe Generale	99	2,406
Teleperformance SE	9	1,091
Thales	13	1,862
TotalEnergies SE	329	21,684
Veolia Environnement-VE	86	2,472
VINCI	71	7,863
Vivendi SE	84	737
Worldline (b) (d)	35	994
		232,036
Switzerland 8.5%
ABB Ltd - Class N	226	8,078
Alcon AG	70	5,404
Baloise Holding AG - Class N	6	935
Barry Callebaut AG - Class N	1	855
Chocoladefabriken Lindt & Sprungli AG - Class N	—	1,643
Coca-Cola HBC AG	30	831
Compagnie Financiere Richemont SA	74	8,981
DSM-Firmenich AG	30	2,508
EMS-Chemie Holding AG	1	614
Geberit AG - Class N	5	2,281
Givaudan SA - Class N	1	3,631
Glencore PLC	1,584	9,065
Holcim AG	75	4,772
Julius Bar Gruppe AG - Class N	28	1,799
Kuhne & Nagel International AG	8	2,213
Lonza Group AG	10	4,809
Nestle S.A. - Class N	377	42,642
Novartis AG - Class N	292	29,874
Partners Group Holding AG	3	3,450
Roche Holding AG	4	1,117
Schindler Holding AG - Class N	3	562
SGS SA	21	1,783
Sika AG	22	5,554
Sonova Holding AG	7	1,565
STMicroelectronics N.V.	93	4,010
Straumann Holding AG - Class N	16	2,098
Swiss Life Holding AG - Class N	4	2,538
Swiss Re AG	41	4,231
Swisscom AG - Class N	4	2,191
The Swatch Group AG	4	1,095

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
The Swatch Group AG - Class N	7	343
UBS Group AG	429	10,579
Zurich Insurance Group AG - Class N	21	9,442
		181,493
Germany 7.2%
Adidas AG - Class N	23	4,038
Allianz SE	57	13,522
BASF SE - Class N	126	5,728
Bayer Aktiengesellschaft - Class N	140	6,697
Bayerische Motoren Werke Aktiengesellschaft	41	4,154
Beiersdorf Aktiengesellschaft	14	1,797
Brenntag SE - Class N	22	1,690
Carl Zeiss Meditec AG	5	461
COMMERZBANK Aktiengesellschaft	148	1,683
Continental Aktiengesellschaft	15	1,085
Covestro AG (b) (d)	28	1,490
Daimler Truck Holding AG	74	2,570
Delivery Hero SE (b) (d)	27	772
Deutsche Bank Aktiengesellschaft - Class N	290	3,189
Deutsche Borse Aktiengesellschaft - Class N	27	4,679
Deutsche Lufthansa Aktiengesellschaft (b)	86	683
Deutsche Post AG - Class N	131	5,326
Deutsche Telekom AG - Class N	494	10,378
DW Property Invest GmbH	10	218
E.ON SE - Class N	314	3,717
Evonik Industries AG	29	526
Fresenius SE & Co. KGaA	58	1,807
GEA Group Aktiengesellschaft	22	819
Hannover Ruck SE - Class N	8	1,834
Heidelberg Materials AG	19	1,446
Henkel AG & Co. KGaA	15	923
Infineon Technologies AG - Class N	183	6,045
Mercedes-Benz Group AG - Class N	112	7,806
MERCK Kommanditgesellschaft auf Aktien	18	3,070
MTU Aero Engines AG - Class N	8	1,381
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	19	7,556
Puma SE	14	867
RWE Aktiengesellschaft	96	3,557
SAP SE	144	18,573
Siemens Aktiengesellschaft - Class N	106	15,101
Siemens Energy AG (b)	77	1,011
Siemens Healthineers AG (d)	40	2,008
Symrise AG	19	1,778
Talanx Aktiengesellschaft	7	442
Telefonica Deutschland Holding AG	139	248
Vonovia SE	117	2,791
Zalando SE (b) (d)	30	658
		154,124
Australia 7.1%
Ampol Limited	32	700
ANZ Group Holdings Limited	422	6,941
Aristocrat Leisure Limited	93	2,433
ASX Limited	28	1,019
Atlas Arteria Limited	142	498
Aurizon Holdings Limited	252	565
Australian Pipeline Trust	183	974
Bendigo and Adelaide Bank Limited	80	459
BHP Group Limited	713	20,298
BlueScope Steel Limited	64	807
Brambles Limited	196	1,811
Cochlear Limited	9	1,541
Coles Group Limited	185	1,847
Commonwealth Bank of Australia	236	15,144
Computershare Limited	80	1,332
CSL Limited	68	10,894
DEXUS Funds Management Limited	152	709
Endeavour Group Limited	184	622
Fortescue Metals Group Ltd	244	3,275
Goodman Funding Pty Ltd	242	3,336
GPT Management Holdings Limited	269	671
IDP Education Limited (a)	37	510
IGO Limited	97	787
Incitec Pivot Limited	302	608
Insurance Australia Group Limited	340	1,238
Lendlease Corporation Limited	103	476
Macquarie Group Limited	51	5,511
Medibank Private Limited	398	880
Mineral Resources Limited	24	1,038
Mirvac Limited	576	786
National Australia Bank Limited	441	8,236
Newcrest Mining Limited	127	1,983
Northern Star Resources Ltd	161	1,069
Orica Limited	62	616
Origin Energy Limited	242	1,362
Pilbara Minerals Limited (a)	411	1,134
Qantas Airways Limited (b)	115	380
QBE Insurance Group Limited	210	2,117
Ramsay Health Care Limited	25	839
REA Group Ltd	8	745
Reece Limited	30	362
Rio Tinto Limited	52	3,801
Santos Limited	460	2,326
Scentre Group Limited	739	1,166
SEEK Limited	51	729
Seven Group Holdings Limited	23	459
Sonic Healthcare Limited	70	1,328
South32 Limited	634	1,371
Stockland Corporation Ltd	349	878
Suncorp Group Limited	177	1,586
Telstra Corporation Limited	558	1,381
The Lottery Corporation Limited	315	955
TPG Corporation Limited	57	201
Transurban Holdings Limited	436	3,555
Treasury Wine Estates Limited	100	792
Vicinity Centres RE Ltd	526	572
Washington H. Soul Pattinson and Company Limited	35	742
Wesfarmers Limited	159	5,403
Westpac Banking Corporation	492	6,673
WiseTech Global Limited	25	1,038
Woodside Energy Group Ltd	267	6,222
Woolworths Group Limited	170	4,086
Worley Limited	47	526
		152,343
Netherlands 5.5%
Adyen N.V. (b) (d)	4	3,301
Aegon N.V.	179	865
Akzo Nobel N.V.	24	1,726
argenx SE (b)	8	3,995
ASM International N.V.	6	2,723
ASML Holding N.V.	57	33,531
CNH Industrial N.V.	138	1,673
Exor Nederland N.V.	14	1,253
Ferrovial SE	71	2,104
HAL Trust	13	1,481
Heineken Holding N.V.	14	1,030
Heineken N.V.	35	3,126
ING Groep N.V.	515	6,818
JDE Peet's N.V.	19	522
Koninklijke Ahold Delhaize N.V.	139	4,196
Koninklijke KPN N.V.	486	1,603
Koninklijke Philips N.V.	131	2,628
NN Group N.V.	43	1,370
Prosus N.V. - Class N	212	6,257
Randstad N.V.	17	928
Shell PLC - Class A	945	30,048
Universal Music Group N.V.	106	2,772
Wolters Kluwer N.V. - Class C	36	4,360
		118,310
Sweden 3.1%
AB Sagax - Class B	30	559
Aktiebolaget Electrolux - Class B	31	321
Aktiebolaget Industrivarden - Class A	20	515
Aktiebolaget Industrivarden - Class C	20	524
Aktiebolaget SKF - Class A	2	38
Aktiebolaget SKF - Class B	54	890
Aktiebolaget Volvo - Class A	28	592

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Aktiebolaget Volvo - Class B	223	4,603
Alfa Laval AB	41	1,407
Assa Abloy AB - Class B	139	3,025
Atlas Copco Aktiebolag - Class A	361	4,847
Atlas Copco Aktiebolag - Class B	216	2,531
Axfood AB	16	365
Boliden AB (b)	38	1,097
Castellum Aktiebolag	62	629
Embracer Group AB - Class B (b)	120	237
Epiroc Aktiebolag - Class A	90	1,707
Epiroc Aktiebolag - Class B	58	920
EQT AB (d)	48	950
Essity Aktiebolag (publ) - Class A	3	75
Essity Aktiebolag (publ) - Class B	85	1,842
Evolution AB (publ) (d)	27	2,723
Fastighets AB Balder - Class B (b)	91	410
G&L Beijer Ref AB - Class B	57	597
Getinge AB - Class B	33	576
H & M Hennes & Mauritz AB - Class B (a)	85	1,209
Hexagon Aktiebolag - Class B	293	2,495
Holmen Aktiebolag - Class B	12	467
Husqvarna Aktiebolag - Class B (a)	42	322
Indutrade Aktiebolag	35	651
Investment Ab Latour - Class B	17	300
Investor Aktiebolag - Class A	78	1,484
Investor Aktiebolag - Class B	259	4,954
Kinnevik AB - Class B (b)	34	342
L E Lundbergforetagen Aktiebolag (publ) - Class B	11	477
Lifco AB (Publ) - Class B	31	540
NIBE Industrier AB - Class B	215	1,407
Nordnet AB	23	301
Saab AB - Class B	12	616
Sandvik Aktiebolag	153	2,812
Securitas AB - Class B	71	564
Skandinaviska Enskilda Banken AB - Class A	239	2,856
Skanska AB - Class B	48	782
SSAB AB - Class A	31	172
SSAB AB - Class B	82	452
Svenska Cellulosa Aktiebolaget SCA - Class A	4	51
Svenska Cellulosa Aktiebolaget SCA - Class B	88	1,204
Svenska Handelsbanken AB - Class A	229	2,041
Svenska Handelsbanken AB - Class B (a)	6	63
Swedbank AB - Class A	129	2,364
Swedish Orphan Biovitrum AB (Publ) (b)	34	697
Tele2 AB - Class B	75	574
Telefonaktiebolaget LM Ericsson - Class A (a)	8	38
Telefonaktiebolaget LM Ericsson - Class B (a)	447	2,176
Telia Company AB	331	684
Trelleborg AB - Class B	34	852
Volvo Cars AB - Class B (b)	77	310
		66,237
Denmark 3.1%
A.P. Moller - Maersk A/S - Class A	—	608
A.P. Moller - Maersk A/S - Class B	1	1,221
Carlsberg A/S - Class B	13	1,576
Chr. Hansen Holding A/S	14	854
Coloplast A/S - Class B	16	1,744
Danske Bank A/S	97	2,252
Demant A/S (b)	12	491
DSV A/S	25	4,720
Genmab A/S (b)	9	3,266
Novo Nordisk A/S - Class B	455	41,432
Novozymes A/S - Class B	30	1,201
Orsted A/S (d)	26	1,437
Pandora A/S	12	1,198
Tryg A/S	51	942
Vestas Wind Systems A/S (b)	142	3,035
		65,977
Spain 2.4%
Acciona,S.A.	4	476
ACS, Actividades de Construccion y Servicios, S.A.	27	973
AENA, S.M.E., S.A. (d)	10	1,549
Amadeus IT Holding, S.A. (d)	63	3,813
Banco Bilbao Vizcaya Argentaria, S.A.	842	6,816
Banco Santander, S.A.	2,273	8,656
CaixaBank, S.A.	568	2,270
Cellnex Telecom, S.A. (d)	83	2,881
Corporacion Acciona Energias Renovables, S.A.	10	256
Endesa, S.A.	43	877
Iberdrola, Sociedad Anonima	811	9,075
Industria de Diseno Textil, S.A.	157	5,850
Naturgy Energy Group, S.A.	26	716
Redeia Corporacion, S.A.	53	841
Repsol SA.	181	2,992
Telefonica, S.A.	812	3,320
		51,361
Italy 2.3%
A2a S.P.A.	237	422
Amplifon S.p.A	15	444
Assicurazioni Generali Societa' Per Azioni	159	3,253
Banca Mediolanum SpA	32	274
Banco BPM Societa' Per Azioni	217	1,040
Buzzi S.P.A.	13	363
Davide Campari-Milano N.V.	72	852
DiaSorin S.p.A.	4	351
Enel S.p.A	1,097	6,734
Eni S.p.A.	342	5,512
Ferrari N.V.	18	5,302
Finecobank Banca Fineco SPA	85	1,026
Hera S.p.A.	120	327
Infrastrutture Wireless Italiane S.p.A. (d)	55	652
Intesa Sanpaolo SPA	2,246	5,765
Leonardo S.p.A.	60	871
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	88	1,160
Moncler S.p.A.	28	1,648
Nexi Spa (b)	129	784
Pirelli & C. S.p.A. (d)	41	196
Poste Italiane SPA (d)	68	719
Prysmian S.p.A.	38	1,534
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	15	727
Snam S.P.A.	282	1,325
Telecom Italia SPA	1,506	471
Terna – Rete Elettrica Nazionale S.p.A.	197	1,485
UniCredit S.p.A.	254	6,076
UnipolSai Assicurazioni S.p.A. (a)	58	140
		49,453
Hong Kong 2.0%
AIA Group Limited	1,633	13,226
Budweiser Brewing Company APAC Limited (d)	246	484
CK Asset Holdings Limited	270	1,416
CK Hutchison Holdings Limited	382	2,036
CK Infrastructure Holdings Limited	84	397
CLP Holdings Limited	235	1,736
DFI Retail Group Holding Limited	38	101
ESR Group Limited (d)	329	461
Galaxy Entertainment Group Limited (b)	293	1,756
Hang Lung Properties Limited	198	271
Hang Seng Bank, Limited	102	1,265
Henderson Land Development Company Limited	170	445
HK Electric Investments Limited	320	183
HKT Trust	452	471
Hong Kong And China Gas Company Limited -The-	1,497	1,041
Hong Kong Exchanges and Clearing Limited	170	6,298
Jardine Matheson Holdings Limited	28	1,276
Link Real Estate Investment Trust	355	1,737
MTR Corporation Limited	235	928
New World Development Company Limited	176	340
Power Assets Holdings Limited	194	936
Sino Land Company Limited	478	539
Sun Hung Kai Properties Limited	219	2,331
Swire Pacific Limited - Class A	60	401
Swire Pacific Limited - Class B	115	125
Swire Properties Limited	146	303
Techtronic Industries Company Limited	180	1,740
The Wharf (Holdings) Limited	106	265
WH Group Limited (d)	1,051	550

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Wharf Real Estate Investment Company Limited	222	857
		43,915
Singapore 1.3%
Ascendas Real Estate Investment Trust	533	1,070
Capitaland Group Pte. Ltd.	730	985
Capitaland Investment Limited	319	720
City Developments Limited	69	335
DBS Group Holdings Ltd	262	6,419
Genting Singapore Limited	797	492
Great Eastern Holdings Limited	7	95
Jardine Cycle & Carriage Limited	13	301
Keppel Corporation Limited	196	971
Mapletree Commercial Trust Treasury Company Pte. Ltd. (d)	305	319
Olam Group Limited	151	115
Oversea-Chinese Banking Corporation Limited	540	5,049
Singapore Airlines Limited	192	907
Singapore Exchange Limited	114	808
Singapore Technologies Engineering Ltd	224	640
Singapore Telecommunications Limited	983	1,737
United Overseas Bank Limited	215	4,477
UOL Group Limited	65	306
Venture Corporation Limited	34	308
Wilmar International Limited	433	1,179
		27,233
Finland 1.2%
Elisa Oyj	22	1,033
Fortum Oyj	59	689
Huhtamaki Oyj	12	405
Kesko Oyj - Class A	14	262
Kesko Oyj - Class B	39	699
Kone Corporation - Class B	56	2,382
Metso Oyj	96	1,005
Neste Oyj	60	2,052
Nokia Oyj	744	2,787
Nordea Bank Abp	503	5,526
Orion Oyj - Class A	3	122
Orion Oyj - Class B	16	629
Sampo Oyj - Class A	65	2,809
Stora Enso Oyj - Class A (a)	7	96
Stora Enso Oyj - Class R	85	1,065
UPM-Kymmene Oyj	75	2,569
Wartsila Oyj Abp	71	801
		24,931
Belgium 0.9%
Ackermans	3	511
Ageas SA/NV	25	1,033
Anheuser-Busch InBev	146	8,066
Azelis Group	16	307
D'Ieteren Group	3	560
Elia Group	5	494
Etablissementen Franz Colruyt	6	260
Groupe Bruxelles Lambert - Groep Brussel Lambert	13	982
KBC Groep	47	2,951
Sofina	2	499
Solvay	10	1,101
UCB	17	1,426
Umicore	30	705
Warehouses De Pauw	24	601
		19,496
Norway 0.8%
Aker ASA	3	191
Aker BP ASA	44	1,204
DNB Bank ASA	126	2,538
Equinor ASA	140	4,591
Gjensidige Forsikring ASA	24	359
Kongsberg Gruppen ASA	14	569
Mowi ASA	63	1,109
Norsk Hydro ASA	188	1,177
Orkla ASA	111	828
SalMar ASA	10	520
Schibsted ASA - Class A	10	236
Schibsted ASA - Class B	14	281
Storebrand ASA	63	508
Telenor ASA	87	982
TOMRA Systems ASA	34	384
Var Energi ASA	66	192
Yara International ASA	23	883
		16,552
Ireland 0.5%
Flutter Entertainment Public Limited Company (b)	25	3,991
James Hardie Industries Public Limited Company - CDI	61	1,595
Kerry Group Public Limited Company - Class A (a)	22	1,818
Kingspan Group Public Limited Company	23	1,687
Smurfit Kappa Funding Designated Activity Company	37	1,237
		10,328
Israel 0.5%
Azrieli Group Ltd.	5	256
Bank Hapoalim Ltd	166	1,483
Bank Leumi Le-Israel B.M.	219	1,809
Bezeq Israel Communications Company Ltd	270	381
Elbit Systems Ltd.	4	745
Icl Group Ltd	100	552
Israel Discount Bank Limited	174	945
Mizrahi-Tefahot Bank Ltd.	21	748
Nice Ltd (b)	9	1,469
Teva Pharmaceutical Industries Ltd (b)	156	1,587
		9,975
Poland 0.3%
Allegro.eu (b) (d)	67	490
Bank Polska Kasa Opieki - Spolka Akcyjna	26	596
Dino Polska Spolka Akcyjna (b) (d)	7	560
ING Bank Slaski Spolka Akcyjna (b)	5	188
KGHM Polska Miedz Spolka Akcyjna	17	425
LPP Spolka Akcyjna	—	501
Orlen S A	81	1,085
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (b)	119	938
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	86	813
Santander Bank Polska Spolka Akcyjna (b)	5	399
		5,995
Austria 0.3%
Andritz AG	11	546
BAWAG Group AG (d)	11	495
Erste Group Bank AG	52	1,784
EVN AG	5	126
OMV Aktiengesellschaft	20	941
Raiffeisen Bank International AG	19	271
Strabag SE	2	67
Telekom Austria Aktiengesellschaft	18	124
Verbund AG	11	935
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	5	126
voestalpine AG	16	426
		5,841
Portugal 0.2%
Banco Espirito Santo S.A. (b) (c)	413	—
EDP - Energias de Portugal, S.A.	409	1,702
EDP Renovaveis, S.A.	43	711
Galp Energia, SGPS, S.A.	61	912
Jeronimo Martins, SGPS, S.A.	39	874
		4,199
New Zealand 0.2%
Auckland International Airport Limited	185	877
Contact Energy Limited	115	556
Fisher & Paykel Healthcare Corporation Limited	87	1,122
Mercury NZ Limited	86	315
Meridian Energy Limited	188	579
Spark New Zealand Limited	237	683
		4,132
Luxembourg 0.2%
ArcelorMittal	62	1,563
Eurofins Scientific SE	18	1,026

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Tenaris S.A.	62	991
		3,580
China 0.1%
Wuxi Biologics Cayman Inc (b) (d)	515	2,975
United States of America 0.0%
Qiagen N.V. (b)	33	1,331
Macau 0.0%
Sands China Ltd. (b)	352	1,060
Chile 0.0%
Antofagasta PLC	52	904
Bermuda 0.0%
Autostore Holdings Ltd (b) (d)	128	179
Mexico 0.0%
Fresnillo PLC	24	162
United Arab Emirates 0.0%
NMC Health PLC (c)	12	—
Total Common Stocks (cost $1,952,725)		2,076,004
PREFERRED STOCKS 1.7%
Switzerland 1.4%
Chocoladefabriken Lindt & Sprungli AG	—	1,603
Roche Holding AG	99	27,053
Schindler Holding AG	6	1,178
		29,834
Germany 0.3%
Bayerische Motoren Werke Aktiengesellschaft	8	750
Henkel AG & Co. KGaA (g)	22	1,568
Porsche Automobil Holding SE (g)	22	1,072
Sartorius Aktiengesellschaft	4	1,334
Volkswagen Aktiengesellschaft (g)	26	2,950
		7,674
Italy 0.0%
Telecom Italia SPA	883	277
Total Preferred Stocks (cost $41,141)		37,785
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 5.16% (e) (h)	11,788	11,788
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (e) (h)	287	287
Total Short Term Investments (cost $12,075)		12,075
Total Investments 99.1% (cost $2,005,941)		2,125,864
Other Derivative Instruments (0.0)%		(156)
Other Assets and Liabilities, Net 0.9%		18,585
Total Net Assets 100.0%		2,144,293

(a) All or a portion of the security was on loan as of September 30, 2023.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $394 and 0.0% of the Fund.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL International Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	5,152	166,982	160,346	370	—	—	11,788	0.6
JNL Government Money Market Fund, 5.26% - Class SL	—	62,594	62,307	94	—	—	287	—
JNL Securities Lending Collateral Fund - Institutional Class	9,860	36,104	45,964	171	—	—	—	—
Prudential Public Limited Company*	5,399	205	323	51	66	(1,215)	4,132	0.2
	20,411	265,885	268,940	686	66	(1,215)	16,207	0.8

*In the first half of 2023, Prudential Public Limited Company completed the disposal of its equity interest in Jackson Financial Inc.  Prior to this disposal, Prudential Public Limited Company held a minority interest in Jackson Financial Inc. and was considered an affiliate.

JNL International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/26/21	8,328	3,301	0.2
AENA, S.M.E., S.A.	04/26/21	1,428	1,549	0.1
Allegro.eu	06/18/21	942	490	—
Amadeus IT Holding, S.A.	04/26/21	3,327	3,813	0.2
Amundi	04/26/21	795	513	—
Autostore Holdings Ltd	12/17/21	480	179	—
BAWAG Group AG	04/26/21	546	495	—
Budweiser Brewing Company APAC Limited	04/26/21	911	484	—
Cellnex Telecom, S.A.	04/26/21	3,846	2,881	0.1
Convatec Group PLC	04/26/21	715	662	—
Covestro AG	04/26/21	2,060	1,490	0.1
Delivery Hero SE	04/26/21	2,650	772	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL International Index Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Dino Polska Spolka Akcyjna	06/18/21	496	560	—
EQT AB	04/26/21	1,158	950	0.1
ESR Group Limited	04/26/21	1,056	461	—
Evolution AB (publ)	04/26/21	2,864	2,723	0.1
Infrastrutture Wireless Italiane S.p.A.	04/26/21	624	652	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	04/26/21	531	319	—
Orsted A/S	04/26/21	2,094	1,437	0.1
Pepco Group N.V.	12/17/21	210	103	—
Pirelli & C. S.p.A.	04/26/21	228	196	—
Poste Italiane SPA	04/26/21	636	719	—
Siemens Healthineers AG	06/18/21	2,362	2,008	0.1
WH Group Limited	04/26/21	900	550	—
Worldline	04/26/21	2,666	994	0.1
Wuxi Biologics Cayman Inc	12/17/21	5,354	2,975	0.2
Zalando SE	04/26/21	2,050	658	—
		49,257	31,934	1.5

JNL International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	216	December 2023	EUR	9,246	47	(177)
FTSE 100 Index	48	December 2023	GBP	3,693	12	(13)
S&P/ASX 200 Index	22	December 2023	AUD	3,971	12	(47)
TOPIX Index	45	December 2023	JPY	1,071,862	(50)	(177)
					21	(414)

JNL International Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	RBC	12/20/23	AUD	3,000	1,934	(5)
EUR/USD	BOA	12/20/23	EUR	7,837	8,318	(62)
GBP/USD	RBC	12/20/23	GBP	81	98	(1)
JPY/USD	RBC	12/20/23	JPY	950,246	6,444	(109)
					16,794	(177)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL International Index Fund
Assets - Securities
Common Stocks	1,869	2,073,486	649	2,076,004
Preferred Stocks	37,785	—	—	37,785
Short Term Investments	12,075	—	—	12,075
	51,729	2,073,486	649	2,125,864
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(414)	—	—	(414)
Open Forward Foreign Currency Contracts	—	(177)	—	(177)
	(414)	(177)	—	(591)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL Mid Cap Index Fund
COMMON STOCKS 99.1%
Industrials 22.0%
Acuity Brands, Inc.	42	7,148
Advanced Drainage Systems, Inc.	93	10,641
AECOM	187	15,546
AGCO Corporation	84	9,933
ASGN Incorporated (a)	65	5,335
Avis Budget Group, Inc. (a)	27	4,803
Builders FirstSource, Inc. (a)	169	21,047
BWXT Government Group, Inc.	124	9,261
Caci International Inc. - Class A (a)	31	9,656
Carlisle Companies Incorporated	67	17,487
Chart Industries, Inc. (a)	57	9,595
Clean Harbors, Inc. (a)	68	11,386
Concentrix Corporation	57	4,577
Crane Company	67	5,932
Curtiss-Wright Corporation	52	10,129
Donaldson Company, Inc.	164	9,758
EMCOR Group, Inc.	64	13,408
EnerSys	57	5,382
ESAB Corporation	76	5,335
ExlService Holdings, Inc. (a)	224	6,272
Exponent, Inc.	68	5,862
Flowserve Corporation	177	7,041
Fluor Corporation (a)	194	7,106
Fortune Brands Innovations, Inc.	171	10,642
FTI Consulting, Inc. (a)	46	8,199
GATX Corporation	48	5,194
Genpact Limited	225	8,147
Graco Inc.	228	16,635
GXO Logistics Inc. (a)	161	9,430
Hertz Global Holdings, Inc. (a)	181	2,219
Hexcel Corporation	114	7,430
Hubbell Incorporated	72	22,713
Insperity, Inc.	50	4,903
ITT Inc.	111	10,828
KBR, Inc.	182	10,732
Kirby Corporation (a)	80	6,654
Knight-Swift Transportation Holdings Inc. - Class A	218	10,918
Landstar System, Inc.	49	8,584
Lennox International Inc.	43	16,178
Lincoln Electric Holdings, Inc.	78	14,108
ManpowerGroup Inc.	67	4,883
MasTec, Inc. (a)	83	5,967
Maximus, Inc.	82	6,127
MDU Resources Group, Inc.	273	5,340
Mine Safety Appliances Company, LLC	50	7,865
MSC Industrial Direct Co., Inc. - Class A	64	6,254
Nvent Electric Public Limited Company	224	11,865
Oshkosh Corporation	88	8,414
Owens Corning	121	16,569
Paylocity Holding Corporation (a)	58	10,580
RBC Bearings Incorporated (a)	39	9,077
Regal Rexnord Corporation	90	12,803
Ryder System, Inc.	62	6,588
Saia, Inc. (a)	36	14,306
Science Applications International Corporation	72	7,647
Sensata Technologies Holding PLC	204	7,703
Simpson Manufacturing Co., Inc.	58	8,645
Stericycle, Inc. (a)	125	5,575
Sunrun Inc. (a) (b)	298	3,742
Terex Corporation	91	5,247
Tetra Tech, Inc.	72	10,934
The Brink's Company	63	4,558
The Middleby Corporation (a)	72	9,238
The Timken Company	88	6,483
The Toro Company	140	11,661
Trex Company, Inc. (a)	147	9,039
UFP Industries, Inc.	84	8,569
Valmont Industries, Inc.	28	6,806
Vicor Corporation (a)	32	1,867
Watsco, Inc.	45	17,102
Watts Water Technologies, Inc. - Class A	37	6,390
Werner Enterprises, Inc.	85	3,321
WESCO International, Inc.	60	8,593
Woodward, Inc.	82	10,143
XPO, Inc. (a)	157	11,705
		677,760
Financials 14.7%
Affiliated Managers Group, Inc.	47	6,185
Ally Financial Inc.	364	9,715
American Financial Group, Inc.	89	9,949
Annaly Capital Management, Inc.	669	12,586
Associated Banc-Corp	209	3,571
Bank OZK	142	5,261
Brighthouse Financial, Inc. (a)	88	4,297
Cadence Bank	246	5,222
CNO Financial Group, Inc.	159	3,773
Columbia Banking System, Inc.	282	5,716
Commerce Bancshares, Inc.	160	7,653
Cullen/Frost Bankers, Inc.	86	7,881
East West Bancorp, Inc.	191	10,068
Erie Indemnity Company - Class A	35	10,164
Essent Group Ltd.	144	6,832
Euronet Worldwide, Inc. (a)	64	5,055
Evercore Inc. - Class A	47	6,499
F.N.B. Corporation	481	5,194
Federated Hermes, Inc. - Class B	117	3,974
Fidelity National Financial, Inc. - Class A	347	14,341
First American Financial Corporation	139	7,853
First Financial Bankshares, Inc.	173	4,344
First Horizon Corporation	755	8,317
FirstCash Holdings, Inc.	50	5,017
Glacier Bancorp, Inc. (b)	149	4,257
Hancock Whitney Corporation	116	4,289
Home BancShares, Inc.	254	5,310
Interactive Brokers Group, Inc. - Class A	145	12,580
International Bancshares Corporation	70	3,023
Janus Henderson Group PLC	185	4,776
Jefferies Financial Group Inc.	239	8,772
Kinsale Capital Group, Inc.	30	12,313
MGIC Investment Corporation	381	6,365
Morningstar, Inc.	35	8,173
New York Community Bancorp, Inc. - Series A	977	11,075
Old National Bancorp	394	5,733
Old Republic International Corporation	356	9,604
Pinnacle Financial Partners, Inc.	104	6,943
Primerica, Inc.	48	9,361
Prosperity Bancshares, Inc.	126	6,880
Reinsurance Group of America, Incorporated	89	12,965
RenaissanceRe Holdings Ltd	69	13,677
RLI Corp.	54	7,352
SEI Investments Company	135	8,152
Selective Insurance Group, Inc.	82	8,428
SLM Corporation	306	4,163
Southstate Corporation	105	7,071
Starwood Property Trust, Inc. (b)	403	7,794
Stifel Financial Corp.	141	8,673
Synovus Financial Corp.	197	5,474
Texas Capital Bancshares, Inc. (a)	65	3,803
The Hanover Insurance Group, Inc.	48	5,310
The Western Union Company	506	6,667
UMB Financial Corporation	58	3,583
United Bankshares, Inc.	181	5,006
Unum Group	248	12,214
Valley National Bancorp	572	4,897
Voya Financial, Inc.	142	9,455
Webster Financial Corporation	234	9,435
Wex, Inc. (a)	58	10,910
Wintrust Financial Corporation	82	6,213
Zurich American Corporation	81	3,411
		453,574
Consumer Discretionary 14.4%
Adient Public Limited Company (a)	126	4,625
Aramark	353	12,242
Autoliv, Inc.	102	9,888
AutoNation, Inc. (a)	36	5,507

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Boyd Gaming Corporation	96	5,835
Brunswick Corporation	94	7,440
Capri Holdings Limited (a)	157	8,252
Carter's, Inc.	52	3,630
Choice Hotels International, Inc. (b)	34	4,178
Churchill Downs Incorporated	92	10,648
Columbia Sportswear Company	49	3,601
Crocs, Inc. (a)	83	7,350
Deckers Outdoor Corporation (a)	35	18,144
Dick's Sporting Goods, Inc.	85	9,190
Five Below, Inc. (a)	75	12,092
Fox Factory Holding Corp. (a)	57	5,664
GameStop Corp. - Class A (a) (b)	365	6,005
Gentex Corporation	315	10,238
Graham Holdings Co., Ltd. - Class B	5	2,872
Grand Canyon Education, Inc. (a)	40	4,710
H & R Block, Inc.	206	8,867
Harley-Davidson, Inc.	174	5,741
Helen of Troy Limited (a)	33	3,879
Hilton Grand Vacations Inc. (a)	99	4,013
KB Home	105	4,865
Kohl's Corporation	147	3,085
Lear Corporation	79	10,606
Leggett & Platt, Incorporated	178	4,517
Light & Wonder, Inc. (a)	123	8,784
Lithia Motors, Inc. - Class A	37	11,009
Macy's, Inc.	364	4,231
Marriott Vacations Worldwide Corporation	46	4,614
Mattel, Inc. (a)	478	10,537
Murphy USA Inc.	26	9,020
Nordstrom, Inc. (b)	130	1,950
Ollie's Bargain Outlet Holdings, Inc. (a)	83	6,429
PENN Entertainment, Inc. (a)	203	4,670
Penske Automotive Group, Inc.	26	4,415
Planet Fitness, Inc. - Class A (a)	114	5,621
Polaris Inc.	72	7,486
PVH Corp.	85	6,473
RH (a)	21	5,521
Service Corporation International	204	11,654
Skechers U.S.A., Inc. - Class A (a)	181	8,863
Taylor Morrison Home II Corporation - Class A (a)	148	6,322
Tempur Sealy International, Inc.	233	10,083
Texas Roadhouse, Inc. - Class A	90	8,644
The Gap, Inc.	292	3,105
The Goodyear Tire & Rubber Company (a)	383	4,758
The Wendy's Company	229	4,666
Thor Industries, Inc.	72	6,848
Toll Brothers, Inc.	147	10,900
TopBuild Corp. (a)	43	10,802
Topgolf Callaway Brands Corp. (a)	192	2,657
Travel + Leisure Co.	100	3,677
Under Armour, Inc. - Class A (a)	260	1,780
Under Armour, Inc. - Class C (a)	262	1,673
Vail Resorts, Inc.	52	11,494
Valvoline, Inc.	195	6,282
Visteon Corporation (a)	40	5,464
Williams-Sonoma, Inc.	87	13,483
Wingstop Inc.	41	7,288
Wyndham Hotels & Resorts, Inc.	114	7,922
YETI Holdings, Inc. (a)	117	5,649
		442,458
Information Technology 10.5%
ACI Worldwide, Inc. (a)	153	3,441
Allegro Microsystems Inc. (a)	96	3,062
Amkor Technology, Inc.	143	3,241
Arrow Electronics, Inc. (a)	75	9,419
Aspen Technology, Inc. (a)	38	7,831
Avnet, Inc.	124	5,954
Belden Inc.	57	5,516
Blackbaud, Inc. (a)	58	4,101
Calix, Inc. (a)	79	3,631
Ciena Corporation (a)	202	9,534
Cirrus Logic, Inc. (a)	74	5,458
Cognex Corporation	232	9,867
Coherent Corp. (a)	176	5,739
CommVault Systems, Inc. (a)	59	3,994
Crane Nxt, Co.	66	3,689
Dolby Laboratories, Inc. - Class A	81	6,434
Dropbox, Inc. - Class A (a)	349	9,498
Dynatrace, Inc. (a)	321	14,980
Envestnet, Inc. (a)	67	2,949
GoDaddy Inc. - Class A (a)	197	14,647
IPG Photonics Corporation (a)	40	4,089
Jabil Inc.	177	22,460
Kyndryl Holdings, Inc. (a)	309	4,661
Lattice Semiconductor Corporation (a)	186	16,006
Littelfuse, Inc.	34	8,320
Lumentum Holdings Inc. (a)	96	4,347
MACOM Technology Solutions Holdings, Inc. (a)	72	5,834
Manhattan Associates, Inc. (a)	83	16,472
MKS Instruments, Inc.	85	7,322
National Instruments Corporation	178	10,589
NCR Corporation (a)	181	4,874
Novanta Inc. (a)	48	6,936
Power Integrations, Inc.	80	6,072
Qualys, Inc. (a)	49	7,546
Silicon Laboratories Inc. (a)	43	4,977
Super Micro Computer, Inc. (a)	62	16,924
Synaptics Incorporated (a)	53	4,737
TD SYNNEX Corporation	64	6,405
Teradata Corporation (a)	135	6,071
Universal Display Corporation	59	9,238
Vishay Intertechnology, Inc.	171	4,235
Vontier Corporation	209	6,466
Wolfspeed, Inc. (a) (b)	168	6,406
		323,972
Health Care 8.3%
Acadia Healthcare Company, Inc. (a)	124	8,734
Amedisys, Inc. (a)	45	4,207
Arrowhead Pharmaceuticals Inc (a)	150	4,020
Azenta, Inc. (a)	81	4,074
Bruker Corporation	133	8,262
Chemed Corporation	20	10,542
Doximity, Inc. - Class A (a)	166	3,525
Encompass Health Corporation	135	9,075
Enovis Corporation (a)	66	3,503
Envista Holdings Corporation (a)	229	6,390
Exelixis, Inc. (a)	429	9,376
Globus Medical, Inc. - Class A (a)	158	7,847
Haemonetics Corporation (a)	68	6,124
Halozyme Therapeutics, Inc. (a)	178	6,804
HealthEquity, Inc. (a)	116	8,440
ICU Medical, Inc. (a)	28	3,310
Inari Medical, Inc. (a)	69	4,496
Integra LifeSciences Holdings Corporation (a)	98	3,751
Jazz Pharmaceuticals Public Limited Company (a)	85	10,971
Lantheus Holdings, Inc. (a)	92	6,420
LivaNova PLC (a)	72	3,806
Masimo Corporation (a)	60	5,251
Medpace Holdings, Inc. (a)	31	7,593
Neogen Corporation (a)	266	4,932
Neurocrine Biosciences, Inc. (a)	132	14,819
Option Care Health, Inc. (a)	242	7,844
Patterson Companies, Inc.	114	3,386
Penumbra, Inc. (a)	52	12,562
Perrigo Company Public Limited Company	188	6,012
Progyny, Inc. (a)	112	3,802
Quidelortho Corporation (a)	67	4,873
R1 RCM Holdco Inc. (a)	265	3,992
Repligen Corporation (a)	70	11,136
Shockwave Medical, Inc. (a)	50	9,884
Sotera Health LLC (a) (b)	131	1,965
Tenet Healthcare Corporation (a)	137	9,039
United Therapeutics Corporation (a)	63	14,300
		255,067
Real Estate 7.2%
Agree Realty Corporation	130	7,189
Apartment Income REIT Corp.	207	6,340

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Brixmor Property Group Inc.	403	8,376
COPT Defense Properties	154	3,666
Cousins Properties Incorporated	209	4,256
Cubesmart, L.P.	303	11,559
EastGroup Properties, Inc.	61	10,166
EPR Properties	105	4,379
Equity Lifestyle Properties, Inc.	250	15,943
First Industrial Realty Trust, Inc.	185	8,787
Gaming and Leisure Properties, Inc.	351	15,968
Healthcare Realty Trust Incorporated - Class A	513	7,830
Independence Realty Trust, Inc.	302	4,242
Jones Lang LaSalle Incorporated (a)	64	9,090
Kilroy Realty Corporation	143	4,522
Kite Realty Naperville, LLC	295	6,330
Lamar Advertising Company - Class A	118	9,858
Medical Properties Trust, Inc. (b)	807	4,400
National Storage Affiliates Trust	111	3,522
NNN REIT, Inc.	244	8,636
Omega Healthcare Investors, Inc.	331	10,972
Park Hotels & Resorts Inc.	290	3,573
Physicians Realty Trust	327	3,981
PotlatchDeltic Corporation	108	4,887
Rayonier Inc.	184	5,231
Rexford Industrial Realty, Inc.	282	13,907
Sabra Health Care REIT, Inc.	310	4,318
Spirit Realty Capital, Inc.	189	6,338
STAG Industrial, Inc.	242	8,344
Vornado Realty Trust (b)	216	4,899
		221,509
Materials 6.9%
Alcoa Corporation	241	6,995
AptarGroup, Inc.	88	11,017
Ashland Inc.	68	5,583
Avient Corporation	118	4,165
Axalta Coating Systems Ltd. (a)	299	8,043
Berry Global Group, Inc.	159	9,845
Cabot Corporation	76	5,237
Cleveland-Cliffs Inc. (a)	687	10,734
Commercial Metals Company	158	7,793
Crown Holdings, Inc.	163	14,401
Eagle Materials Inc.	48	7,939
Graphic Packaging Holding Company	429	9,558
Greif, Inc. - Class A	36	2,372
Knife River Corporation (a)	67	3,287
Louisiana-Pacific Corporation (W VA)	87	4,789
MP Materials Corp. - Class A (a) (b)	194	3,698
NewMarket Corporation	9	4,261
Olin Corporation	170	8,491
Reliance Steel & Aluminum Co.	79	20,741
Royal Gold, Inc.	89	9,446
RPM International Inc.	174	16,532
Silgan Holdings Inc.	116	4,998
Sonoco Products Company	131	7,142
The Chemours Company	200	5,611
The Scotts Miracle-Gro Company	57	2,941
United States Steel Corporation	301	9,788
Westlake Corporation	43	5,388
Worthington Industries, Inc.	42	2,596
		213,391
Energy 5.8%
Antero Midstream Corporation	468	5,610
Antero Resources Corporation (a)	386	9,804
ChampionX Corporation	266	9,490
Chesapeake Energy Corporation (b)	152	13,081
Chord Energy Corporation	56	9,093
Civitas Resources, Inc.	113	9,146
CNX Resources Corporation (a)	218	4,915
DT Midstream, Inc.	130	6,892
Equitrans Midstream Corporation	585	5,485
HF Sinclair Corporation	196	11,169
Matador Resources Company	150	8,913
Murphy Oil Corporation	200	9,071
NOV Inc.	533	11,141
Ovintiv Canada ULC	340	16,152
PBF Energy Inc. - Class A	149	7,961
Permian Resources Corporation - Class A	369	5,154
Range Resources Corporation	326	10,568
Southwestern Energy Company (a)	1,489	9,601
Valaris Limited (a)	86	6,438
Weatherford International Public Limited Company (a)	97	8,773
		178,457
Consumer Staples 4.3%
Bellring Intermediate Holdings, Inc. (a)	178	7,321
BJ's Wholesale Club Holdings, Inc. (a)	181	12,939
Casey's General Stores, Inc.	50	13,703
Celsius Holdings, Inc. (a)	66	11,407
Coca-Cola Consolidated, Inc.	7	4,167
Coty Inc. - Class A (a)	483	5,298
Darling Ingredients Inc. (a)	215	11,242
Flowers Foods, Inc.	256	5,682
Grocery Outlet Holding Corp. (a)	132	3,813
Ingredion Incorporated	89	8,751
Lancaster Colony Corporation	28	4,644
Performance Food Group Company (a)	211	12,417
Pilgrim's Pride Corporation (a)	58	1,324
Post Holdings, Inc. (a)	68	5,829
Sprouts Farmers Market, Inc. (a)	138	5,891
The Boston Beer Company, Inc. - Class A (a)	13	5,136
US Foods Holding Corp. (a)	306	12,167
		131,731
Utilities 3.3%
ALLETE, Inc.	79	4,188
Black Hills Corporation	92	4,665
Essential Utilities, Inc.	327	11,227
IDACORP, Inc.	67	6,259
National Fuel Gas Company	124	6,411
New Jersey Resources Corporation	131	5,306
NorthWestern Corporation	82	3,963
OGE Energy Corp.	266	8,872
One Gas, Inc.	74	5,081
Ormat Technologies, Inc.	74	5,153
PNM Resources, Inc.	115	5,118
Portland General Electric Company	134	5,426
Southwest Gas Holdings, Inc.	81	4,888
Spire Inc.	74	4,171
UGI Corporation	294	6,759
Vistra Corp.	466	15,446
		102,933
Communication Services 1.7%
Cable One, Inc.	6	3,767
Frontier Communications Parent, Inc. (a)	298	4,659
Iridium Communications Inc.	168	7,665
Nexstar Media Group, Inc. - Class A	45	6,428
TEGNA Inc.	269	3,921
The New York Times Company - Class A	228	9,380
TKO Group Holdings Inc. - Class A	70	5,923
Ziff Davis, Inc. (a)	63	3,990
ZoomInfo Technologies Inc. - Class A (a)	412	6,755
		52,488
Total Common Stocks (cost $3,278,764)		3,053,340
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	26,414	26,414
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	11,659	11,659
Total Short Term Investments (cost $38,073)		38,073
Total Investments 100.3% (cost $3,316,837)		3,091,413
Other Derivative Instruments (0.0)%		(124)
Other Assets and Liabilities, Net (0.3)%		(10,032)
Total Net Assets 100.0%		3,081,257

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Mid Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	30,703	210,788	215,077	900	—	—	26,414	0.8
JNL Government Money Market Fund, 5.26% - Class SL	—	94,996	83,337	198	—	—	11,659	0.4
JNL Securities Lending Collateral Fund - Institutional Class	6,464	46,917	53,381	186	—	—	—	—
	37,167	352,701	351,795	1,284	—	—	38,073	1.2

JNL Mid Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	113	December 2023	29,218	(124)	(737)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Mid Cap Index Fund
Assets - Securities
Common Stocks	3,053,340	—	—	3,053,340
Short Term Investments	38,073	—	—	38,073
	3,091,413	—	—	3,091,413
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(737)	—	—	(737)
	(737)	—	—	(737)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL Small Cap Index Fund
COMMON STOCKS 98.6%
Financials 17.9%
Ambac Financial Group, Inc. (a)	103	1,248
American Equity Investment Life Holding Company	141	7,582
Ameris Bancorp	149	5,708
Amerisafe, Inc.	44	2,193
Apollo Commercial Real Estate Finance, Inc.	299	3,026
Arbor Realty Trust, Inc. (b)	427	6,479
ARMOUR Residential REIT, Inc. (b)	516	2,192
Artisan Partners Asset Management Inc. - Class A	157	5,867
Assured Guaranty Ltd.	128	7,718
Atlantic Union Bank	171	4,936
Avantax, Inc. (a)	84	2,152
Axos Financial, Inc. (a)	120	4,539
B. Riley & Co., LLC (b)	38	1,576
Banc of California, Inc.	119	1,477
BancFirst Corporation	33	2,898
Bank of Hawaii Corporation	91	4,513
BankUnited, Inc.	170	3,863
Banner Corporation	78	3,325
Berkshire Hills Bancorp, Inc.	100	2,011
Blackstone Mortgage Trust, Inc. - Class A (b)	391	8,502
Bread Financial Payments, Inc.	115	3,927
Brightsphere Investment Group Inc.	73	1,425
Brookline Bancorp, Inc.	203	1,853
Capitol Federal Financial	290	1,385
Cathay General Bancorp	164	5,697
Central Pacific Financial Corp.	61	1,019
City Holding Company	34	3,098
Community Bank System, Inc.	122	5,164
Customers Bancorp, Inc. (a)	64	2,219
CVB Financial Corp.	303	5,014
Dime Community Bancshares, Inc.	78	1,549
Donnelley Financial Solutions, Inc. (a)	57	3,204
Eagle Bancorp, Inc.	69	1,472
Ellington Financial Inc. (b)	154	1,921
Employers Holdings, Inc.	60	2,378
Encore Capital Group, Inc. (a)	54	2,565
Enova International, Inc. (a)	70	3,577
EVERTEC, Inc.	148	5,498
EZCORP, Inc. - Class A (a)	116	957
FB Financial Corporation	80	2,280
First Bancorp	94	2,647
First Bancorp.	407	5,484
First Commonwealth Financial Corporation	234	2,856
First Financial Bancorp.	218	4,264
First Hawaiian, Inc.	292	5,268
Franklin BSP Realty Trust, Inc.	189	2,504
Fulton Financial Corporation	375	4,542
Genworth Financial, Inc. - Class A (a)	1,060	6,209
Goosehead Insurance, Inc. - Class A (a)	55	4,073
Green Dot Corporation - Class A (a)	103	1,436
Hanmi Financial Corporation	68	1,105
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	244	5,174
HCI Group, Inc.	14	750
Heritage Financial Corporation	80	1,312
Hilltop Holdings Inc.	106	2,993
Hope Bancorp, Inc.	275	2,434
Horace Mann Educators Corporation	93	2,737
Independent Bank Corp.	101	4,964
Independent Bank Group, Inc.	82	3,248
Invesco Mortgage Capital Inc. (b)	102	1,022
Jackson Financial Inc. - Class A (c)	166	6,359
James River Group, Inc.	85	1,309
KKR Real Estate Finance Trust Inc.	134	1,591
Lakeland Financial Corporation	58	2,761
Lincoln National Corporation	388	9,575
Mercury General Corporation	61	1,704
Moelis & Company - Class A	152	6,872
Mr. Cooper Group Inc. (a)	153	8,186
National Bank Holdings Corporation - Class A	86	2,569
Navient Corporation	200	3,450
NBT Bancorp Inc.	108	3,420
New York Mortgage Trust, Inc.	209	1,775
NMI Holdings, Inc. - Class A (a)	188	5,095
Northfield Bancorp Inc.	92	866
Northwest Bancshares, Inc.	290	2,967
OFG Bancorp	107	3,209
Pacific Premier Bancorp, Inc.	220	4,782
PacWest Bancorp	271	2,144
Palomar Holdings, Inc. (a)	57	2,873
Park National Corporation	33	3,113
Pathward Financial, Inc.	60	2,763
Payoneer Global Inc. (a)	590	3,610
PennyMac Mortgage Investment Trust	199	2,466
Piper Sandler Companies	34	4,986
PRA Group, Inc. (a)	90	1,724
Preferred Bank	30	1,865
ProAssurance Corporation	119	2,251
PROG Holdings, Inc. (a)	105	3,472
Provident Financial Services, Inc.	172	2,636
Radian Group Inc.	360	9,034
Ready Capital Corporation	363	3,671
Redwood Trust, Inc.	262	1,867
Renasant Corporation	129	3,368
S & T Bancorp, Inc.	88	2,380
Safety Insurance Group, Inc.	34	2,315
Seacoast Banking Corporation of Florida	195	4,273
ServisFirst Bancshares, Inc.	112	5,845
Simmons First National Corporation - Class A	289	4,906
SiriusPoint Ltd (a)	201	2,040
Southside Bancshares, Inc.	66	1,906
Stellar Bancorp, Inc.	106	2,264
Stewart Information Services Corporation	62	2,737
StoneX Group Inc. (a)	41	3,963
The Bancorp, Inc. (a)	124	4,280
Tompkins Financial Corporation	29	1,410
Triumph Financial, Inc. (a)	50	3,210
Trupanion, Inc. (a) (b)	81	2,295
Trustco Bank Corp N Y	44	1,190
Trustmark Corporation	140	3,034
Two Harbors Investment Corp.	221	2,922
United Community Banks, Inc.	272	6,902
United Fire Group, Inc.	49	966
Veritex Holdings, Inc.	124	2,234
Virtus Investment Partners, Inc.	16	3,158
Walker & Dunlop, Inc.	76	5,640
Washington Federal, Inc.	148	3,794
Westamerica Bancorporation	61	2,634
WisdomTree, Inc.	261	1,825
World Acceptance Corporation (a)	8	977
WSFS Financial Corporation	141	5,134
		405,596
Industrials 16.9%
AAON, Inc.	154	8,784
AAR Corp. (a)	76	4,518
ABM Industries Incorporated	151	6,055
AeroVironment, Inc. (a)	60	6,672
Alamo Group Inc.	24	4,082
Albany International Corp. - Class A	71	6,149
Allegiant Travel Company	35	2,661
American Woodmark Corporation (a)	38	2,838
Apogee Enterprises, Inc.	50	2,376
Applied Industrial Technologies, Inc.	88	13,663
Arcbest Corporation	55	5,582
Arcosa, Inc.	112	8,018
Astec Industries, Inc.	52	2,453
AZZ Inc.	57	2,603
Barnes Group Inc.	116	3,926
Boise Cascade Company	90	9,325
Brady Corporation - Class A	105	5,766
CIRCOR International, Inc. (a)	47	2,595
Comfort Systems USA, Inc.	82	13,934
CoreCivic, Inc. (a)	260	2,929
CSG Systems International, Inc.	70	3,556
Deluxe Corporation	100	1,889

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
DXP Enterprises, Inc. (a)	31	1,098
Dycom Industries, Inc. (a)	67	5,968
Encore Wire Corporation	38	7,012
Enerpac Tool Group Corp. - Class A	128	3,388
EnPro Industries, Inc.	48	5,794
Enviri Corporation (a)	181	1,310
ESCO Technologies Inc.	59	6,165
Federal Signal Corporation	139	8,330
Forrester Research, Inc. (a)	27	774
Forward Air Corporation	59	4,037
Franklin Electric Co., Inc.	91	8,118
Gibraltar Industries, Inc. (a)	70	4,693
GMS Inc. (a)	93	5,963
Granite Construction Incorporated	100	3,811
Griffon Corporation	94	3,718
Hawaiian Holdings, Inc. (a)	121	763
Hayward Holdings, Inc. (a)	289	4,075
Healthcare Services Group, Inc.	170	1,770
Heartland Express, Inc.	105	1,543
Heidrick & Struggles International, Inc.	45	1,129
Hillenbrand, Inc.	160	6,770
HNI Corporation	107	3,691
Hub Group, Inc. - Class A (a)	72	5,646
Insteel Industries, Inc.	44	1,443
Interface, Inc. - Class A	131	1,284
JetBlue Airways Corporation (a)	753	3,463
John Bean Technologies Corporation	73	7,658
Kaman Corporation	65	1,272
Kelly Services, Inc. - Class A	73	1,337
Kennametal Inc.	182	4,523
Korn Ferry	123	5,813
Lindsay Corporation	25	2,960
Liquidity Services, Inc. (a)	52	909
Marten Transport, Ltd.	132	2,596
Masterbrand, Inc. (a)	292	3,550
Matson Intermodal - Paragon, Inc.	81	7,160
Matthews International Corporation - Class A	70	2,715
Mercury Systems, Inc. (a)	117	4,347
Millerknoll, Inc.	173	4,235
Moog Inc. - Class A	66	7,431
Mueller Industries, Inc.	130	9,759
MYR Group Inc. (a)	38	5,147
National Presto Industries, Inc.	12	871
Now, Inc. (a)	244	2,899
NV5 Global, Inc. (a)	29	2,795
Openlane, Inc. (a)	250	3,731
PGT Innovations, Inc. (a)	133	3,702
Pitney Bowes Inc.	352	1,065
Powell Industries, Inc.	21	1,730
Proto Labs, Inc. (a)	60	1,575
Quanex Building Products Corporation	76	2,129
Resideo Technologies, Inc. (a)	338	5,337
Resources Connection, Inc.	72	1,074
RXO Inc. (a)	267	5,277
SkyWest, Inc. (a)	96	4,037
SPX Technologies, Inc. (a)	104	8,485
Standex International Corporation	27	3,942
Sun Country Airlines Holdings, Inc. (a)	94	1,397
SunPower Corporation (a) (b)	196	1,211
Tennant Company	42	3,142
The GEO Group, Inc. (a)	288	2,359
The Greenbrier Companies, Inc.	71	2,824
Titan International, Inc. (a)	117	1,576
Trinity Industries, Inc.	187	4,555
Triumph Group, Inc. (a)	175	1,337
TrueBlue, Inc. (a)	69	1,013
TTEC Holdings, Inc.	42	1,113
Unifirst Corporation	35	5,634
Veritiv Corporation	31	5,227
Viad Corp (a)	48	1,255
Vm Consolidated, Inc. - Class A (a)	387	7,232
Wabash National Corporation	107	2,268
		384,334
Consumer Discretionary 13.6%
Abercrombie & Fitch Co. - Class A (a)	114	6,451
Academy Sports & Outdoors, Inc.	175	8,263
Adtalem Global Education Inc. (a)	95	4,073
Advance Auto Parts, Inc.	136	7,602
American Axle & Manufacturing Holdings, Inc. (a)	267	1,941
American Eagle Outfitters, Inc.	424	7,050
America's Car Mart, Inc. (a)	14	1,274
Asbury Automotive Group, Inc. (a)	47	10,833
BJ's Restaurants, Inc. (a)	53	1,244
Bloomin' Brands, Inc.	199	4,901
Boot Barn Holdings, Inc. (a)	69	5,568
Brinker International, Inc. (a)	101	3,197
Caleres, Inc.	78	2,246
Cavco Industries, Inc. (a)	18	4,910
Century Communities, Inc.	65	4,347
Chico's FAS, Inc. (a)	282	2,110
Chuy's Holdings, Inc. (a)	41	1,473
Cracker Barrel Old Country Store, Inc. (b)	51	3,405
Dana Incorporated	294	4,310
Dave & Buster's Entertainment, Inc. (a) (b)	79	2,913
Designer Brands Inc. - Class A (b)	113	1,428
Dine Brands Global, Inc.	36	1,765
Dorman Products, Inc. (a)	65	4,918
Ethan Allen Interiors Inc.	52	1,564
Foot Locker, Inc. (b)	186	3,233
Frontdoor, Inc. (a)	184	5,619
Gentherm Incorporated (a)	75	4,094
G-III Apparel Group, Ltd. (a)	93	2,315
Golden Entertainment, Inc.	50	1,695
Green Brick Partners, Inc. (a)	58	2,411
Group 1 Automotive, Inc.	32	8,645
Guess ?, Inc.	63	1,353
Hanesbrands Inc.	801	3,173
Haverty Furniture Companies, Inc.	30	862
Hibbett Inc.	29	1,369
Installed Building Products, Inc.	54	6,733
iRobot Corporation (a)	63	2,392
Jack in the Box Inc.	46	3,176
Kontoor Brands, Inc.	114	5,017
La-Z-Boy Incorporated	99	3,062
LCI Industries	58	6,804
Leslie's, Inc. (a)	420	2,376
LGI Homes, Inc. (a)	47	4,669
M.D.C. Holdings, Inc.	136	5,622
M/I Homes, Inc. (a)	63	5,335
MarineMax, Inc. (a)	46	1,503
Meritage Homes Corporation	84	10,287
Mister Car Wash, Inc. (a) (b)	206	1,136
Monarch Casino & Resort, Inc.	31	1,905
Monro, Inc.	72	1,993
Movado Group, Inc.	35	959
National Vision Holdings, Inc. (a)	179	2,892
Newell Brands Inc.	871	7,866
Oxford Industries, Inc.	34	3,251
Papa John's International, Inc.	74	5,061
Patrick Industries, Inc.	48	3,589
Perdoceo Education Corporation	150	2,570
Phinia Inc.	108	2,880
Sabre Corporation (a)	760	3,412
Sally Beauty Holdings, Inc. (a)	246	2,064
Shake Shack, Inc. - Class A (a)	86	4,977
Shoe Carnival, Inc.	40	967
Signet Jewelers Limited	104	7,456
Six Flags Operations Inc. (a)	164	3,850
Sleep Number Corporation (a)	48	1,188
Sonic Automotive, Inc. - Class A	36	1,740
Sonos, Inc. (a)	293	3,784
Standard Motor Products, Inc.	43	1,438
Steven Madden, Ltd.	162	5,151
Strategic Education, Inc.	50	3,792
Stride, Inc. (a)	93	4,166
Sturm, Ruger & Company, Inc.	41	2,119
The Buckle, Inc.	68	2,274

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
The Cheesecake Factory Incorporated	108	3,269
The ODP Corporation (a)	77	3,569
TRI Pointe Homes Holdings, Inc. (a)	226	6,189
Upbound Group, Inc.	105	3,095
Urban Outfitters, Inc. (a)	129	4,226
Victoria's Secret & Co. (a)	177	2,944
Vista Outdoor Inc. (a)	133	4,395
Winnebago Industries, Inc.	69	4,111
Wolverine World Wide, Inc.	182	1,468
XPEL, Inc. (a)	48	3,738
		309,015
Information Technology 12.7%
3D Systems Corporation (a)	304	1,493
A10 Networks, Inc.	159	2,387
Adeia Inc.	244	2,607
Adtran Holdings, Inc.	162	1,336
Advanced Energy Industries, Inc.	86	8,884
Agilysys, Inc. (a)	46	3,053
Alarm.Com Holdings, Inc. (a)	114	6,982
Alpha and Omega Semiconductor Limited (a)	51	1,530
Arlo Technologies, Inc. (a)	215	2,215
Avid Technology, Inc. (a)	77	2,081
Axcelis Technologies, Inc. (a)	75	12,234
Badger Meter, Inc.	67	9,646
Benchmark Electronics, Inc.	82	1,978
Cerence Inc. (a)	92	1,878
CEVA Inc. (a)	54	1,041
Clearfield, Inc. (a) (b)	31	880
Cohu, Inc. (a)	108	3,735
Consensus Cloud Solutions, Inc. (a)	43	1,084
Corsair Gaming, Inc. (a)	100	1,451
CTS Corporation	72	2,990
Digi International Inc. (a)	82	2,219
Digital Turbine USA, Inc. (a)	207	1,251
Diodes Incorporated (a)	105	8,252
DoubleVerify Holdings, Inc. (a)	287	8,009
Ebix, Inc. (b)	58	573
ePlus inc. (a)	62	3,918
Extreme Networks, Inc. (a)	292	7,070
Fabrinet (a)	83	13,827
Formfactor, Inc. (a)	178	6,208
Harmonic, Inc. (a)	256	2,462
Ichor Holdings, Ltd. (a)	67	2,087
Insight Enterprises, Inc. (a)	69	10,092
InterDigital, Inc.	60	4,840
Itron, Inc. (a)	104	6,295
Knowles Corporation (a)	208	3,076
Kulicke and Soffa Industries, Inc.	129	6,275
LiveRamp Holdings, Inc. (a)	151	4,362
MaxLinear, Inc. (a)	169	3,751
Methode Electronics, Inc.	82	1,883
N-Able, Inc. (a)	158	2,033
NetScout Systems, Inc. (a)	164	4,600
Onespan, Inc. (a)	81	866
Onto Innovation Inc. (a)	112	14,309
Osi Systems, Inc. (a)	35	4,154
PC Connection, Inc.	26	1,410
PDF Solutions, Inc. (a)	70	2,256
Perficient, Inc. (a)	80	4,606
Photronics, Inc. (a)	143	2,886
Plexus Corp. (a)	63	5,849
Progress Software Corporation	99	5,209
Rambus Inc. (a)	249	13,916
Rogers Corporation (a)	38	5,037
Sanmina Corporation (a)	131	7,106
ScanSource, Inc. (a)	57	1,726
Semtech Corporation (a)	146	3,765
Sitime Corporation (a)	39	4,432
SMART Global Holdings, Inc. (a)	116	2,820
SPS Commerce, Inc. (a)	84	14,302
TTM Technologies, Inc. (a)	237	3,053
Ultra Clean Holdings, Inc. (a)	102	3,034
Veeco Instruments Inc. (a) (b)	128	3,594
ViaSat, Inc. (a)	170	3,142
Viavi Solutions Inc. (a)	508	4,644
Xerox Holdings Corporation	255	4,009
Xperi Inc. (a)	103	1,011
		289,704
Health Care 9.7%
AdaptHealth LLC - Class A (a)	183	1,669
Addus HomeCare Corporation (a)	37	3,162
Agiliti, Inc. (a)	81	524
AMN Healthcare Services, Inc. (a)	87	7,404
Amphastar Pharmaceuticals, Inc. (a)	87	4,007
ANI Pharmaceuticals, Inc. (a)	36	2,113
Apollo Medical Holdings, Inc. (a)	95	2,934
Arcus Biosciences, Inc. (a)	123	2,203
Artivion, Inc. (a)	90	1,364
Avanos Medical, Inc. (a)	106	2,152
BioLife Solutions, Inc. (a) (b)	79	1,088
Catalyst Pharmaceuticals, Inc. (a)	229	2,677
Certara, Inc. (a)	245	3,558
Collegium Pharmaceutical, Inc. (a)	79	1,776
Community Health Systems, Inc. (a)	282	819
CONMED Corporation	70	7,100
Corcept Therapeutics Incorporated (a)	206	5,623
CorVel Corporation (a)	21	4,099
Cross Country Healthcare, Inc. (a)	77	1,909
Cytek Biosciences, Inc. (a)	227	1,252
Cytokinetics, Incorporated (a)	220	6,471
Dynavax Technologies Corporation (a)	294	4,337
Embecta Corp.	131	1,978
Enhabit Inc. (a)	115	1,291
Fortrea Holdings Inc. (a)	203	5,793
Fulgent Genetics, Inc. (a) (b)	46	1,218
Glaukos Corporation (a)	111	8,377
Harmony Biosciences Holdings Inc. (a)	77	2,512
Healthstream, Inc.	55	1,195
Innoviva, Inc. (a)	131	1,702
Integer Holdings Corporation (a)	76	5,982
Ironwood Pharmaceuticals, Inc. - Class A (a)	314	3,019
Iteos Therapeutics, Inc. (a)	60	657
LeMaitre Vascular, Inc.	45	2,445
Ligand Pharmaceuticals Incorporated (a)	37	2,236
Merit Medical Systems, Inc. (a)	132	9,118
Mesa Laboratories, Inc.	12	1,209
ModivCare Inc. (a)	28	894
Myriad Genetics, Inc. (a)	187	3,005
Neogenomics, Inc. (a)	292	3,591
NextGen Healthcare, Inc. (a)	124	2,945
OmniAb, Inc. (a) (d)	16	—
OmniAb, Inc. (a) (d)	16	—
Omnicell, Inc. (a)	103	4,641
Orasure Technologies, Inc. (a)	164	972
Orthofix Medical Inc. (a)	83	1,068
Owens & Minor, Inc. (a)	175	2,832
Pacira Pharmaceuticals, Inc. (a)	106	3,256
Pediatrix Medical Group, Inc. (a)	190	2,412
Phibro Animal Health Corporation - Class A	49	629
Pphm, Inc. (a)	144	1,357
Premier Healthcare Solutions, Inc. - Class A	270	5,815
Prestige Consumer Healthcare Inc. (a)	113	6,475
Privia Health Group Inc. (a)	233	5,362
RadNet, Inc. (a)	137	3,862
Regenxbio Inc. (a)	93	1,536
Schrodinger, Inc. (a)	125	3,526
Select Medical Holdings Corporation	239	6,048
Simulations Plus, Inc.	36	1,487
STAAR Surgical Company (a)	111	4,459
Supernus Pharmaceuticals, Inc. (a)	125	3,444
Tandem Diabetes Care, Inc. (a)	149	3,093
The Ensign Group, Inc.	129	11,969
U. S. Physical Therapy, Inc.	34	3,146
UFP Technologies, Inc. (a)	16	2,599
Varex Imaging Corporation (a)	93	1,741
Veradigm Inc. (a)	250	3,291
Vericel Corporation (a)	109	3,654
VIR Biotechnology, Inc. (a)	196	1,834

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Xencor, Inc. (a)	139	2,795
		220,711
Real Estate 7.7%
Acadia Realty Trust	218	3,124
Alexander & Baldwin, Inc.	166	2,784
American Assets Trust, Inc.	112	2,173
Apple Hospitality REIT, Inc.	482	7,395
Armada Hoffler Properties, Inc.	158	1,618
Brandywine Realty Trust	396	1,798
Caretrust REIT, Inc.	227	4,661
Centerspace	34	2,075
Chatham Lodging Trust	110	1,051
Community Healthcare Trust Incorporated	56	1,678
Cushman & Wakefield PLC (a)	381	2,904
DiamondRock Alpharetta Tenant, LLC	480	3,853
Douglas Emmett, Inc.	382	4,874
Easterly Government Properties, Inc.	214	2,447
ELME Communities	201	2,741
Essential Properties Realty Trust, Inc.	356	7,704
eXp World Holdings, Inc. (b)	175	2,844
Four Corners Property Trust, Inc.	207	4,584
Getty Realty Corp.	104	2,882
Global Net Lease, Inc.	446	4,283
Highwoods Properties, Inc.	239	4,916
Hudson Pacific Properties, Inc.	291	1,934
Innovative Industrial Properties, Inc.	64	4,854
JBG Smith Properties	216	3,116
Kennedy-Wilson Holdings, Inc.	271	4,000
LTC Properties, Inc.	95	3,048
LXP Industrial Trust	670	5,965
Marcus & Millichap Company	55	1,600
NexPoint Residential Trust, Inc.	52	1,689
OUTFRONT Media Inc.	332	3,358
Pebblebrook Hotel Trust	276	3,747
Phillips Edison & Company, Inc.	269	9,011
Realogy Holdings Corp. (a)	253	1,626
Retail Opportunity Investments Corp.	288	3,570
RPT Realty	183	1,934
Safehold Inc.	102	1,813
Saul Centers, Inc.	29	1,039
Service Properties Trust	379	2,911
SITE Centers Corp.	413	5,089
SL Green Realty Corp. (b)	147	5,493
Summit Hotel Properties, Inc.	248	1,438
Sunstone Hotel Investors, Inc.	474	4,428
Tanger Factory Outlet Centers, Inc.	240	5,434
The Macerich Company	493	5,378
The St. Joe Company	81	4,393
Uniti Group Inc.	547	2,582
Universal Health Realty Income Trust	30	1,193
Urban Edge Properties	269	4,103
Veris Residential, Inc.	183	3,018
Whitestone REIT	106	1,018
Xenia Hotels & Resorts, Inc.	246	2,896
		174,067
Energy 5.3%
Archrock, Inc.	315	3,967
Bristow Holdings U.S. Inc. (a)	54	1,535
California Resources Corporation	148	8,315
Callon Petroleum Company (a)	128	4,991
Comstock Resources, Inc. (b)	211	2,322
CONSOL Energy Inc.	66	6,910
Core Laboratories LP	107	2,567
CVR Energy, Inc.	67	2,270
Dorian LPG Ltd.	77	2,210
Dril-Quip, Inc. (a)	78	2,206
Green Plains Inc. (a)	136	4,095
Helix Energy Solutions Group, Inc. (a)	324	3,621
Helmerich & Payne, Inc.	228	9,599
Liberty Energy Inc. - Class A	352	6,520
Nabors Industries Ltd. (a)	21	2,530
Northern Oil and Gas Incorporated	192	7,706
Oceaneering International, Inc. (a)	231	5,931
Oil States International, Inc. (a)	147	1,228
Par Pacific Holdings, Inc. (a)	128	4,614
Patterson-UTI Energy, Inc.	733	10,150
Propetro Holding Corp. (a)	200	2,121
REX American Resources Corporation (a)	35	1,413
RPC, Inc.	192	1,713
SM Energy Company	272	10,768
Talos Energy Inc. (a)	230	3,783
U.S. Silica Holdings, Inc. (a)	177	2,482
Vital Energy, Inc. (a)	38	2,125
World Kinect Corporation	138	3,088
		120,780
Materials 5.2%
AdvanSix Inc.	62	1,938
American Vanguard Corporation	63	684
ATI Inc. (a)	294	12,101
Balchem Corporation	74	9,157
Carpenter Technology Corporation	111	7,463
Century Aluminum Company (a)	114	818
Clearwater Paper Corporation (a)	38	1,390
Compass Minerals International, Inc.	77	2,161
H.B. Fuller Company	123	8,458
Hawkins, Inc.	44	2,586
Haynes International, Inc.	30	1,374
Ingevity Corporation (a)	77	3,670
Innospec Inc.	57	5,826
Kaiser Aluminum Corporation	37	2,769
Koppers Holdings Inc.	48	1,892
Livent Corporation (a)	411	7,566
Materion Corporation	47	4,818
MATIV Holdings, Inc.	125	1,787
Mercer International Inc.	100	862
Minerals Technologies Inc.	74	4,078
Myers Industries, Inc.	85	1,517
O-I Glass, Inc. (a)	355	5,932
Olympic Steel, Inc.	22	1,227
Quaker Chemical Corporation	32	5,072
Sensient Technologies Corporation	96	5,586
Stepan Company	49	3,638
SunCoke Energy, Inc.	192	1,950
Sylvamo Corporation	81	3,560
TimkenSteel Corporation (a)	88	1,921
Warrior Met Coal, Inc.	119	6,077
		117,878
Consumer Staples 5.0%
B&G Foods, Inc. (b)	166	1,637
Calavo Growers, Inc.	40	1,012
Cal-Maine Foods, Inc.	92	4,462
Central Garden & Pet Company (a)	21	935
Central Garden & Pet Company - Class A (a)	95	3,797
Del Monte Fresh Produce Company	76	1,961
e.l.f. Beauty, Inc. (a)	124	13,667
Edgewell Personal Care Colombia S A S	116	4,301
Energizer Holdings, Inc.	150	4,804
Hostess Brands, Inc. - Class A (a)	304	10,121
Inter Parfums, Inc.	41	5,501
J&J Snack Foods Corp.	35	5,783
John B. Sanfilippo & Son, Inc.	21	2,027
Medifast, Inc.	25	1,866
MGPI Processing, Inc.	36	3,776
National Beverage Corp. (a)	54	2,522
Nu Skin Enterprises, Inc. - Class A	115	2,429
PriceSmart, Inc.	59	4,386
Spartannash Company	80	1,751
The Andersons, Inc.	72	3,709
The Chefs' Warehouse, Inc. (a)	80	1,701
The Hain Celestial Group, Inc. (a)	205	2,124
The Simply Good Foods Company (a)	206	7,128
Tootsie Roll Industries, Inc.	40	1,196
Treehouse Foods, Inc. (a)	117	5,112
United Natural Foods, Inc. (a)	134	1,896
Universal Corporation	56	2,665
USANA Health Sciences, Inc. (a)	26	1,533
Vector Group Ltd.	304	3,230

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
WD-40 Company	31	6,308
		113,340
Communication Services 2.8%
AMC Networks, Inc. - Class A (a)	71	835
ATN International, Inc.	24	751
CarGurus, Inc. - Class A (a)	198	3,477
Cars.com Inc. (a)	141	2,382
Cinemark Holdings, Inc. (a)	248	4,542
Cogent Communications Holdings, Inc.	100	6,166
Consolidated Communications Holdings, Inc. (a)	176	601
Dish Network Corporation - Class A (a) (b)	568	3,330
Intelsat Inflight LLC (a)	141	1,687
John Wiley & Sons, Inc. - Class A	97	3,622
Lumen Technologies Inc. (a) (b)	2,298	3,263
QuinStreet, Inc. (a)	121	1,083
Scholastic Corporation	64	2,434
Shenandoah Telecommunications Company	115	2,378
Shutterstock, Inc.	55	2,102
Sphere Entertainment Co. - Class A	38	6,713
TechTarget, Inc. (a)	58	1,764
Telephone and Data Systems, Inc.	224	4,101
The E.W. Scripps Company - Class A (a)	130	714
The Marcus Corporation (b)	54	840
Thryv Holdings, Inc. (a)	70	1,310
TripAdvisor, Inc. (a)	244	4,054
Yelp Inc. (a)	157	6,534
		64,683
Utilities 1.8%
American States Water Company	85	6,666
Avista Corporation	175	5,666
California Water Service Group	132	6,243
Chesapeake Utilities Corporation	41	3,991
Middlesex Water Company	41	2,691
Northwest Natural Holding Company	83	3,153
Otter Tail Corporation	95	7,246
SJW Group	65	3,932
Unitil Corporation	37	1,582
		41,170
Total Common Stocks (cost $2,536,774)		2,241,278
INVESTMENT COMPANIES 0.9%
iShares Core S&P Small Cap ETF	209	19,699
Total Investment Companies (cost $20,038)		19,699
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.5%
JNL Government Money Market Fund - Class SL, 5.26% (c) (e)	34,522	34,522
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.16% (c) (e)	7,937	7,937
Total Short Term Investments (cost $42,459)		42,459
Total Investments 101.4% (cost $2,599,271)		2,303,436
Other Derivative Instruments (0.0)%		(66)
Other Assets and Liabilities, Net (1.4)%		(31,781)
Total Net Assets 100.0%		2,271,589

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Small Cap Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	—	6,326	—	—	—	33	6,359	0.3
JNL Government Money Market Fund, 5.16% - Class I	5,239	165,263	162,565	282	—	—	7,937	0.3
JNL Government Money Market Fund, 5.26% - Class SL	—	115,794	81,272	194	—	—	34,522	1.5
JNL Securities Lending Collateral Fund - Institutional Class	2,862	64,334	67,196	141	—	—	—	—
	8,101	351,717	311,033	617	—	33	48,818	2.1

JNL Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	125	December 2023	11,702	(66)	(461)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Small Cap Index Fund
Assets - Securities
Common Stocks	2,241,278	—	—	2,241,278
Investment Companies	19,699	—	—	19,699
Short Term Investments	42,459	—	—	42,459
	2,303,436	—	—	2,303,436
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(461)	—	—	(461)
	(461)	—	—	(461)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 51.7%
Financials 11.4%
7GC & Co. Holdings Inc. - Class A (a)	10	109
Abu Dhabi Islamic Bank Public Joint Stock Company	224	686
Accretion Acquisition Corp. (a)	7	74
Acropolis Infrastructure Acquisition Corp. - Class A (a)	14	148
Adyen N.V. (a) (b)	6	4,277
Aimfinity Investment Corp. I (a)	5	58
Alchemy Investments Acquisition Corp 1 - Class A (a)	17	179
Alpha Partners Technology Merger Corp. - Class A (a)	31	324
Alpha Star Acquisition Corporation (a)	38	414
ALTC Acquisition Corp. - Class A (a)	7	76
American Equity Investment Life Holding Company (c)	21	1,106
American International Group, Inc.	50	3,049
Anzu Special Acquisition Corp I - Class A (a)	5	37
Aon Global Limited - Class A	6	2,043
AP Acquisition Corp - Class A (a)	16	171
Ares Acquisition Corp II - Class A (a)	81	831
Ares Acquisition Corp. - Class A (a)	119	1,278
Argo Group International Holdings, Ltd.	9	279
Arisz Acquisition Corp. (a)	16	176
Arogo Capital Acquisition Corporation - Class A (a)	7	77
Arrowroot Acquisition Corp. - Class A (a)	21	222
Artemis Strategic Investment Corp. - Class A (a)	7	74
ARYA Sciences Acquisition Corp IV - Class A (a)	13	144
Aura Fat Projects Acquisition Corp. (a)	20	216
Bangkok Bank Public Company Limited	210	966
Bank of Baroda	385	991
Bank of Hawaii Corporation	48	2,374
Bannix Acquisition Corp. (a)	1	10
Battery Future Acquisition Corp. - Class A (a)	42	455
Bioplus Acquisition Corp. - Class A (a)	77	835
Black Mountain Acquisition Corp. - Class A (a)	15	163
Block, Inc. - Class A (a) (c)	50	2,191
Blue Ocean Acquisition Corp. - Class A (a)	13	144
Blue World Acquisition Corporation - Class A (a)	7	72
Blueriver Acquisition Corp. - Class A (a)	57	597
Bowen Acquisition Corp. (a)	10	102
Bridgetown 2 Holdings Ltd - Class A (a)	10	107
Bukit Jalil Global Acquisition 1 Ltd (a)	6	65
Bukit Jalil Global Acquisition 1 Ltd (a)	6	63
byNordic Acquisition Corporation - Class A (a)	7	80
C5 Acquisition Corporation - Class A (a)	27	292
Canna-Global Acquisition Corp. - Class A (a)	5	52
CapitalWorks Emerging Markets Acquisition Corp. - Class A (a)	10	110
Cartesian Growth Corporation II - Class A (a)	29	311
Cartica Acquisition Corp. - Class A (a)	11	119
Cetus Capital Acquisition Corp. - Class A (a)	8	80
CF Acquisition Corp. IV - Class A (a)	22	236
CF Acquisition Corp. VII - Class A (a)	37	397
Chenghe Acquisition Co - Class A (a)	30	327
Churchill Capital Corp VII - Class A (a)	176	1,836
Churchill Capital Corp. V - Class A (a)	10	105
Citigroup Inc.	44	1,790
Clean Earth Acquisitions Corp. - Class A (a)	27	290
Coliseum Acquisition Corp. - Class A (a)	28	301
Compass Digital Acquisition Corporation - Class A (a)	34	360
Concord Acquisition Corp. II - Class A (a)	35	355
Consilium Acquisition Corp. I, Ltd. - Class A (a)	16	167
Crown PropTech Acquisitions - Class A (a)	—	1
Data Knights Acquisition Corporation - Class A (a)	3	31
DBS Group Holdings Ltd	8	196
DHC Acquisition Corporation - Class A (a)	9	93
Direct Selling Acquisition Corp. - Class A (a)	9	90
Distoken Acquisition Corporation (a)	17	184
DUET Acquisition Corp. - Class A (a)	10	106
Dune Acquisition Corporation - Class A (a)	11	110
EF Hutton Acquisition Corporation I (a)	10	102
Embrace Change Acquisition Corp. (a)	9	95
Enphys Acquisition Corp. - Class A (a)	178	1,864
ESGEN Acquisition Corp - Class A (a)	12	129
ESH Acquisition Corp. - Class A (a)	16	165
EVe Mobility Acquisition Corp - Class A (a)	40	425
Everest Consolidator Acquisition Corporation - Class A (a)	28	305
Evergreen Corp. - Class A (a)	11	116
EVERTEC, Inc.	153	5,694
ExcelFin Acquisition Corp. - Class A (a)	8	88
FAST Acquisition Corp. II - Class A (a)	10	120
Feutune Light Acquisition Corporation - Class A (a)	4	44
Finnovate Acquisition Corp. - Class A (a)	13	141
Fintech Ecosystem Development Corp. - Class A (a)	6	65
Focus Impact Acquisition Corp. - Class A (a)	12	127
Forbion European Acquisition Corp. - Class A (a)	16	179
Fortune Rise Acquisition Corporation - Class A (a)	64	703
Futuretech II Acquisition Corp. - Class A (a)	16	178
Global Partner Acquisition Corporation II - Class A (a)	—	3
Golden Star Acquisition Corporation (a)	10	103
Golden Star Acquisition Corporation (a)	6	60
Gores Holdings IX, Inc. - Class A (a)	107	1,113
Graf Acquisition Corp. IV (a)	4	36
Groupe Bruxelles Lambert - Groep Brussel Lambert	23	1,701
Hana Financial Group Inc.	17	531
Haymaker Acquisition Corp. IV (a)	12	125
HCM Acquisition Corp - Class A (a)	19	207
Hudson Acquisition I Corp. (a)	6	64
Iconic Sports Acquisition Corp. - Class A (a)	20	212
Infinite Acquisition Corp. - Class A (a)	28	299
InFinT Acquisition Corporation - Class A (a)	11	116
Inflection Point Acquisition Corp. II - Class A (a)	19	189
Integral Acquisition Corporation 1 - Class A (a)	6	63
Integrated Rail And Resources Acquisition Corp. - Class A (a)	1	15
Integrated Wellness Acquisition Corp - Class A (a)	12	137
Intercontinental Exchange, Inc. (d)	1	88
Investcorp Europe Acquisition Corp I - Class A (a)	57	621
Investcorp India Acquisition Corp. - Class A (a)	22	238
Israel Acquisitions Corp. - Class A (a)	15	155
IX Acquisition Corp. - Class A (a)	9	103
Jack Henry & Associates, Inc. (c)	15	2,314
Jaguar Global Growth Corp I - Class A (a)	27	290
Jefferies Financial Group Inc.	56	2,037
Jupiter Acquisition Corporation (a)	9	95
Keen Vision Acquisition Corporation (a)	27	275
Kernel Group Holdings, Inc. - Class A (a)	18	188
Keyarch Acquisition Corporation (a)	6	65
Knightswan Acquisition Corporation - Class A (a)	7	72
L Catterton Asia Acquisition Corp - Class A (a)	40	426
LatAmGrowth SPAC - Class A (a)	6	67
Learn CW Investment Corp - Class A (a)	37	395
Leo Holdings Corp. II - Class A (a)	15	166
Liberty Resources Acquisition Corp. - Class A (a)	14	148
LPL Financial Holdings Inc.	20	4,672
Magnum Opus Acquisition Limited - Class A (a)	16	169
Mars Acquisition Corp. (a)	59	621
Metal Sky Star Acquisition Corp. (a)	17	184
Mobiv Acquisition Corp. - Class A (a)	13	132
Monterey Capital Acquisition Corporation - Class A (a)	24	250
Moody's Corporation	11	3,336
Nabors Energy Transition Corp. - Class A (a)	36	395
Nabors Energy Transition Corp. II (a)	18	188
Newcourt Acquisition Corp. - Class A (a)	6	67
Northern Revival Acquisition Corp - Class A (a)	1	16
Nubia Brand International Corp. - Class A (a)	17	185
Oak Woods Acquisition Corporation - Class A (a)	12	123
Oca Acquisition Corp. - Class A (a)	3	36
Patria Latin American Opportunity Acquisition Corp. - Class A (a)	53	579

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
PB Fintech Limited (a)	68	631
Pearl Holdings Acquisition Corp - Class A (a)	50	540
Pegasus Digital Mobility Acquisition Corp. - Class A (a)	5	57
Perception Capital Corp. II - Class A (a)	18	201
Plum Acquisition Corp. I - Class A (a)	7	78
Plutonian Acquisition Corp. (a)	10	107
Pono Capital Three, Inc. - Class A (a)	2	26
Portage Fintech Acquisition Corporation - Class A (a)	3	36
Porto Seguro S/A	72	376
Power & Digital Infrastructure Acquisition II Corp. - Class A (a)	26	277
PowerUp Acquisition Corp. (a)	1	7
PowerUp Acquisition Corp. - Class A (a)	1	17
Primerica, Inc.	30	5,767
Project Energy Reimagined Acquisition Corp. - Class A (a)	10	107
PROOF Acquisition Corp I - Class A (a)	38	403
PT Bank Mandiri (Persero) Tbk.	5,410	2,106
PT. Bank Central Asia Tbk	518	296
Pyrophyte Acquisition Corp. - Class A (a)	26	283
Qomolangma Acquisition Corp. (a)	5	51
Quadro Acquisition One Corp. - Class A (a)	3	32
RCF Acquisition Corp. - Class A (a)	53	580
Redwoods Acquisition Corp (a)	21	229
Rigel Resource Acquisition Corp. - Class A (a)	95	1,031
Roth CH Acquisition V Co. (a)	8	85
Ryan Specialty Group Holdings, Inc. - Class A (a)	97	4,680
Screaming Eagle Acquisition Corp. - Class A (a)	197	2,061
SDCL EDGE Acquisition Corp - Class A (a)	15	160
Seaport Global Acquisition II Corp. - Class A (a)	23	247
SEI Investments Company (c)	35	2,118
Semper Paratus Acquisition Corp. - Class A (a)	4	45
SHUAA Partners Acquisition Corp I - Class A (a)	10	114
SilverBox Corp III - Class A (a)	4	44
Sizzle Acquisition Corp. (a)	27	297
SK Growth Opportunities Corporation - Class A (a)	33	356
Slam Corp. - Class A (a)	102	1,099
Spree Acquisition Corp. 1 Limited - Class A (a)	9	94
Spring Valley Acquisition Corp. II - Class A (a)	27	287
Target Global Acquisition I Corp. - Class A (a)	56	607
TenX Keane Acquisition (a)	11	114
TKB Critical Technologies 1 - Class A (a)	12	131
TLGY Acquisition Corporation - Class A (a)	36	394
TMT Acquisition Corp (a)	15	158
TortoiseEcofin Acquisition Corp. III - Class A (a)	77	805
Trajectory Alpha Acquisition Corp. - Class A (a)	13	133
Tristar Acquisition I Corp. - Class A (a)	23	249
Twelve Seas Investment Company II - Class A (a)	13	138
Twin Ridge Capital Acquisition Corp. - Class A (a)	23	235
Two - Class A (a)	2	22
United Overseas Bank Limited	59	1,224
Valuence Merger Corp. I - Class A (a)	25	281
Visa Inc. - Class A (c)	50	11,503
W. R. Berkley Corporation	51	3,226
Wells Fargo & Company	47	1,917
Yotta Acquisition Corporation (a)	25	260
Zalatoris II Acquisition Corp. - Class A (a)	20	211
		113,945
Communication Services 9.1%
Activision Blizzard, Inc.	143	13,425
Alphabet Inc. - Class A (a) (c)	106	13,882
Alphabet Inc. - Class C (a) (c)	84	11,113
Comcast Corporation - Class A	84	3,721
Eletromidia S.A. (a)	233	713
Former Charter Communications Parent, Inc. - Class A (a)	5	2,049
Hellenic Telecommunications Organization S.A. - Class R	20	286
Intelsat Jackson Holdings, Ltd. (a) (e)	3	83
Mediaalpha, Inc. - Class A (a) (f)	166	1,372
Meta Platforms, Inc. - Class A (a) (c)	99	29,557
Netflix, Inc. (a) (c)	26	9,863
NEXON Co., Ltd.	23	416
Nintendo Co., Ltd.	18	761
The Trade Desk, Inc. - Class A (a)	42	3,294
TIM S.A	81	242
		90,777
Information Technology 7.4%
Accton Technology Corporation	187	2,876
Advanced Energy Industries, Inc. (c)	1	136
Analog Devices, Inc.	17	2,964
Aspen Technology, Inc. (a)	16	3,249
Avaya Holdings Corp. (a)	29	246
Avaya, Inc. (a)	2	16
Bentley Systems, Incorporated - Class B (c)	2	82
BOE Technology Group Co., Ltd. - Class A	5,963	3,157
Broadcom Inc.	2	1,341
CDW Corp. (c)	15	3,015
Clearwater Analytics Holdings, Inc. - Class A (a)	219	4,230
Innolux Corporation	1,523	623
Intuit Inc. (c)	6	2,937
ITEQ Corporation	280	796
Nanya Technology Corporation	206	420
National Instruments Corporation (c)	56	3,321
nCino OpCo, Inc. (a)	142	4,522
NCR Corporation (a)	10	271
New Relic, Inc. (a)	10	815
NXP Semiconductors N.V.	6	1,235
Oracle Corporation (c)	131	13,896
Riverbed Holdings, Inc. (a) (e)	7	—
Salesforce, Inc. (a) (c)	33	6,621
Silicon Motion, Inc. - ADR (a) (d)	19	949
SK Hynix Inc.	26	2,190
Splunk Inc. (a) (d)	17	2,545
TE Connectivity Ltd. (b)	22	2,735
Tower Semiconductor Ltd. (a) (d)	16	402
VMware, Inc. - Class A (a)	48	8,053
Workiva Inc. - Class A (a) (c)	2	154
		73,797
Health Care 6.8%
3SBio Inc. (b)	218	183
Abcam PLC - ADR (a) (c) (d)	157	3,560
Amedisys, Inc. (a)	38	3,531
biote Corp. - Class A (a)	—	—
Bumrungrad Hospital Public Company Limited	54	397
Classys	12	349
Doximity, Inc. - Class A (a) (c)	103	2,190
EMIS Group PLC	11	263
Envista Holdings Corporation (a) (c)	8	229
EQRx International, Inc. (a)	428	950
HK Inno.N Corporation	9	295
Horizon Therapeutics Public Limited Company (a) (d)	90	10,371
Icon Public Limited Company (a)	3	682
Life Healthcare Group Holdings	149	160
Novartis AG - ADR (c)	69	7,035
Novo Nordisk A/S - ADR (c)	52	4,744
Regeneron Pharmaceuticals, Inc. (a) (c)	11	9,444
Richter Gedeon Vegyeszeti Gyar Nyilvanosan Mukodo Rt.	8	182
Seagen Inc. (a) (c) (d)	45	9,632
Silk Road Medical, Inc. (a)	47	710
The Cooper Companies, Inc.	10	3,040
Vertex Pharmaceuticals Incorporated (a) (c)	18	6,345
Zoetis Inc. - Class A	14	2,367
Zydus Lifesciences Limited	123	914
		67,573
Consumer Discretionary 6.5%
Alibaba Group Holding Limited (a) (b)	22	233
Alibaba Group Holding Limited - ADR (a) (c)	28	2,464
Amazon.com, Inc. (a) (c)	115	14,645
Apollo Tyres Limited.	317	1,409
Bajaj Auto Limited	17	1,052
Capri Holdings Limited (a) (d)	68	3,594
CarMax, Inc. (a)	18	1,274
Compagnie Financiere Richemont SA	7	820
Delivery Hero SE (a) (b)	7	187

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Entain PLC	18	207
Hankook Tire & Technology Co,. Ltd.	86	2,529
Hanon Systems	112	780
Hl Mando Corporation	21	653
Hyundai Mobis Co., Ltd.	3	572
Jumbo S.A. - Class R	8	211
Just Eat Takeaway.Com N.V. (a) (b)	11	142
Mahindra and Mahindra Limited	77	1,445
Marriott International, Inc. - Class A	5	936
Midea Group Co., Ltd. - Class A	369	2,810
Naspers Limited - Class N	7	1,070
Pool Corporation	11	4,062
Samsonite International S.A. (a) (b)	580	1,982
Tesla Inc. (a) (c)	51	12,749
The Home Depot, Inc.	12	3,539
The Indian Hotels Company Limited	185	916
Under Armour, Inc. - Class A (a) (c)	281	1,927
Vitamin Oldco Holdings, Inc. (a) (e)	3	—
Yum China Holdings, Inc.	38	2,120
		64,328
Industrials 4.8%
Anhui Heli Co., Ltd. - Class A	201	546
COSCO Shipping Holdings Co., Ltd - Class H	1,174	1,200
Daewoo Engineering & Construction Co., Ltd. (a)	96	299
Evergreen Marine Corp. (Taiwan) Ltd.	220	792
Expeditors International of Washington, Inc. (c)	8	951
Ferguson Holdings Limited	8	1,362
H Solution Co., Ltd.	59	532
HD Hyundai Infracore Co., Ltd.	61	479
Howmet Aerospace Inc.	16	729
Hyundai Engineering & Construction Co., Ltd.	26	691
Lennox International Inc.	10	3,603
LG Corp.	17	1,048
LIG Nex1 Co., Ltd.	6	369
Old Dominion Freight Line, Inc.	8	3,459
Orient Overseas (International) Limited	44	585
Safran	10	1,626
Samsung C&T Corporation	8	655
SANY Heavy Industry Co., Ltd. - Class A	346	755
Singapore Airlines Limited (f)	177	835
Tetra Tech, Inc. (c)	—	74
The Boeing Company (a) (c)	73	13,945
TransUnion	54	3,887
Triton International Limited (g)	—	1
Uber Technologies, Inc. (a)	17	774
Verisk Analytics, Inc. (c)	13	3,161
Weichai Power Co., Ltd. - Class A	1,542	2,652
Westinghouse Air Brake Technologies Corporation	7	738
XCMG Construction Machinery Co., Ltd. - Class A	1,154	1,007
Yang Ming Marine Transport Corporation	460	649
Zhuzhou Kibing Group Co., Ltd - Class A	545	614
		48,018
Consumer Staples 2.9%
Albertsons Companies, Inc. - Class A (d)	117	2,671
American Beverage Co Ambev - ADR (c)	1,379	3,559
Gold Flora Corporation (a)	25	3
Heineken Holding N.V.	23	1,699
Herbalife Nutrition Ltd. (a)	19	270
Hostess Brands, Inc. - Class A (a)	25	832
ITC Limited	42	226
JDE Peet's N.V.	48	1,336
Lamb Weston Holdings, Inc.	45	4,133
Meridan Management Ltd - GDR (a) (b) (e)	38	—
Monster Beverage 1990 Corporation (a) (c)	189	9,972
Orion Incorporation	—	35
Sovos Brands, Inc. (a) (d)	90	2,036
Tsingtao Brewery Co., Ltd. - Class H	208	1,698
		28,470
Materials 1.4%
Companhia Siderurgica Nacional	152	367
Glencore PLC	296	1,694
Gravita India Limited	34	376
Heidelberg Materials AG	7	544
Holcim AG	51	3,246
International Flavors & Fragrances Inc.	30	2,075
Newcrest Mining Limited	10	159
Teck Resources Limited - Class B (d)	46	1,974
United States Steel Corporation (d)	78	2,539
WestRock Company	42	1,488
		14,462
Energy 0.6%
Berry Corporation (Bry)	4	30
Denbury Inc. (a)	30	2,980
Gulfport Energy Operating Corporation (a)	7	790
Holly Energy Partners, L.P.	18	394
Kinder Morgan, Inc.	62	1,033
McDermott International, Ltd. (a) (e)	575	144
McDermott International, Ltd. (a) (e)	52	13
Thungela Resources	21	193
		5,577
Real Estate 0.6%
Douglas Emmett, Inc.	44	566
Hersha Hospitality Trust (h)	37	906
Hersha Hospitality Trust (h)	13	331
Lamar Advertising Company - Class A	21	1,791
Phoenix Mills Limited	10	215
RPT Realty	95	999
Swire Pacific Limited - Class A	47	318
Vornado Realty Trust	20	448
		5,574
Utilities 0.2%
FirstEnergy Corp.	27	907
PG&E Corporation (a)	9	138
Power Grid Corporation of India Limited	247	593
		1,638
Total Common Stocks (cost $443,431)		514,159
CORPORATE BONDS AND NOTES 27.4%
Information Technology 5.7%
3D Systems Corporation
0.00%, 11/15/26 (c) (i) (j)	966	707
8X8, Inc.
4.00%, 02/01/28 (c) (i)	279	198
AMS-Osram AG
2.13%, 11/03/27, EUR (b) (i)	1,900	1,495
Bill Holdings, Inc.
0.00%, 12/01/25 (c) (i) (j)	2,110	2,098
Blackline, Inc.
0.13%, 08/01/24 (c) (i)	849	846
0.00%, 03/15/26 (c) (i) (j)	1,878	1,616
Camtek Ltd.
0.00%, 12/01/26 (c) (i) (j) (k)	56	67
Castle United States Holding Corporation
9.50%, 02/15/28 (k)	195	105
Cerence Inc.
3.00%, 06/01/25 (c) (i)	1,026	980
1.50%, 07/01/28 (c) (i) (k)	831	690
Cloudflare, Inc.
0.00%, 08/15/26 (c) (i) (j)	1,639	1,392
Datadog, Inc.
0.13%, 06/15/25 (c) (i)	1,879	2,201
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 (c) (i) (j)	3,122	2,384
DocuSign, Inc.
0.00%, 01/15/24 (c) (i) (j)	1,498	1,463
Dye & Durham Limited
3.75%, 03/01/26, CAD (i) (k)	2,635	1,453
Endure Digital, Inc.
6.00%, 02/15/29 (k)	100	76
Enphase Energy, Inc.
0.00%, 03/01/26 (c) (i) (j)	28	24
Envestnet, Inc.
0.75%, 08/15/25 (c) (i)	1,323	1,217
Everbridge, Inc.
0.13%, 12/15/24 (c) (i)	610	573
0.00%, 03/15/26 (c) (i) (j)	715	607
Five9, Inc.
0.50%, 06/01/25 (c) (i)	2,613	2,438

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Guidewire Software, Inc.
1.25%, 03/15/25 (c) (i)	1,043	1,069
Harmonic, Inc.
2.00%, 09/01/24 (c) (i)	1,054	1,272
HubSpot, Inc.
0.38%, 06/01/25 (c) (i)	1,502	2,688
I3 Verticals, LLC
1.00%, 02/15/25 (c) (i)	1,112	1,033
Maxeon Solar Technologies, Ltd.
6.50%, 07/15/25 (c) (i)	1,620	1,633
Mitek Systems, Inc.
0.75%, 02/01/26 (c) (i)	1,387	1,199
Model N, Inc.
2.63%, 06/01/25 (c) (i)	151	153
MongoDB, Inc.
0.25%, 01/15/26 (c) (i)	1,949	3,360
NCR Corporation
5.75%, 09/01/27 (k)	621	626
6.13%, 09/01/29 (k)	721	738
Pagerduty, Inc.
1.25%, 07/01/25 (c) (i)	578	553
Pegasystems Inc.
0.75%, 03/01/25 (c) (i)	1,802	1,641
Porch Group Inc
0.75%, 09/15/26 (c) (i) (k)	2,871	777
Q2 Holdings, Inc.
0.13%, 11/15/25 (c) (i)	1,220	1,068
0.75%, 06/01/26 (c) (i)	2,200	1,923
Rapid7, Inc.
1.25%, 03/15/29 (c) (i) (k)	434	421
RingCentral, Inc.
0.00%, 03/01/25 - 03/15/26 (c) (i) (j)	1,491	1,281
Shopify Inc.
0.13%, 11/01/25 (c) (i)	2,760	2,432
SMART Global Holdings, Inc.
2.00%, 02/01/29 (c) (i) (k)	601	788
SolarEdge Technologies Ltd.
0.00%, 09/15/25 (i) (j)	667	610
Splunk Inc.
1.13%, 06/15/27 (i)	793	742
Unity Software Inc.
0.00%, 11/15/26 (c) (i) (j)	2,762	2,173
Veeco Instruments Inc.
3.50%, 01/15/25 (c) (i)	187	238
3.75%, 06/01/27 (c) (i)	352	736
2.88%, 06/01/29 (c) (i) (k)	86	101
Virtusa Corporation
7.13%, 12/15/28 (k)	85	69
Vishay Intertechnology, Inc.
2.25%, 09/15/30 (c) (i) (k)	58	57
Wix.Com Ltd.
0.00%, 08/15/25 (c) (i) (j)	1,529	1,354
Wolfspeed, Inc.
0.25%, 02/15/28 (c) (i)	994	673
Zscaler, Inc.
0.13%, 07/01/25 (c) (i)	1,805	2,185
		56,223
Consumer Discretionary 4.0%
Airbnb, Inc.
0.00%, 03/15/26 (c) (i) (j)	834	735
Alibaba Group Holding Limited
3.25%, 02/09/61	200	107
Amazon.com, Inc.
4.95%, 12/05/44	40	37
4.05%, 08/22/47	80	64
4.10%, 04/13/62	390	296
Basic-Fit N.V.
1.50%, 06/17/28, EUR (b) (i)	1,500	1,379
Carnival Corporation
5.75%, 10/01/24 (c) (i)	1,380	2,076
7.63%, 03/01/26 (k)	130	126
5.75%, 12/01/27 (c) (i) (k)	612	818
6.00%, 05/01/29 (k)	110	94
10.50%, 06/01/30 (k)	300	309
Chegg, Inc.
0.13%, 03/15/25 (c) (i)	1,160	1,045
Dealer Tire, LLC
8.00%, 02/01/28 (k)	100	94
Delivery Hero SE
1.00%, 04/30/26, EUR (i)	100	89
1.00%, 01/23/27, EUR (b) (i)	1,300	1,064
ETSY, Inc.
0.13%, 10/01/26 (c) (i)	438	448
0.25%, 06/15/28 (c) (i)	321	242
Expedia Group, Inc.
0.00%, 02/15/26 (c) (i) (j)	278	243
Fisker Group Inc.
2.50%, 09/15/26 (c) (i) (k)	2,713	1,385
Groupon, Inc.
1.13%, 03/15/26 (c) (i)	267	146
Grubhub Holdings Inc.
5.50%, 07/01/27 (k)	358	278
Guess ?, Inc.
3.75%, 04/15/28 (c) (i) (k)	2,012	2,116
Just Eat Takeaway.Com N.V.
1.25%, 04/30/26, EUR (b) (i)	800	723
Las Vegas Sands Corp.
3.20%, 08/08/24	30	29
2.90%, 06/25/25	10	9
3.50%, 08/18/26	30	27
LCI Industries
1.13%, 05/15/26 (c) (i)	1,900	1,776
Lucid Group, Inc.
1.25%, 12/15/26 (c) (i) (k)	901	550
Marriott Vacations Worldwide Corporation
0.00%, 01/15/26 (c) (i) (j)	1,696	1,498
3.25%, 12/15/27 (c) (i) (k)	922	795
Michael Kors (USA), Inc.
4.25%, 11/01/24 (k) (l) (m)	1,675	1,646
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (k)	45	45
National Vision Holdings, Inc.
2.50%, 05/15/25 (c) (i)	2,023	1,947
NCL Corporation Ltd.
6.00%, 05/15/24 (c) (i)	730	954
5.38%, 08/01/25 (c) (i)	1,805	2,103
1.13%, 02/15/27 (c) (i)	1,846	1,533
2.50%, 02/15/27 (c) (i)	309	266
NIO, Inc.
4.50%, 02/01/24 (c) (i)	442	491
0.00%, 02/01/26 (c) (i) (j)	195	187
3.88%, 10/15/29 (c) (i) (k)	867	888
4.63%, 10/15/30 (c) (i) (k)	1,705	1,766
Park River Holdings, Inc.
5.63%, 02/01/29 (k)	50	38
PENN Entertainment, Inc.
2.75%, 05/15/26 (c) (i)	1,766	2,155
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (k)	110	85
5.88%, 09/01/31 (k)	85	63
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27 (k)	300	277
Sands China Ltd
5.38%, 08/08/25 (l) (m)	400	387
2.55%, 03/08/27 (l) (m)	200	173
Shift Technologies, Inc.
4.75%, 05/15/26 (c) (i) (k)	1,305	164
SkyMiles IP Ltd.
4.50%, 10/20/25 (k)	105	102
4.75%, 10/20/28 (k)	80	76
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	19
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (k)	205	131
The Cheesecake Factory Incorporated
0.38%, 06/15/26 (c) (i)	585	488
TKC Holdings, Inc.
10.50%, 05/15/29 (k)	140	117

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Topgolf Callaway Brands Corp.
2.75%, 05/01/26 (c) (i)	1,459	1,531
Viking Cruises Limited
9.13%, 07/15/31 (k)	110	110
VOC Escrow Ltd.
5.00%, 02/15/28 (k)	80	73
Warnermedia Holdings, Inc.
5.14%, 03/15/52	150	111
5.39%, 03/15/62	190	140
Wayfair Inc.
0.63%, 10/01/25 (f) (i)	1,159	998
1.00%, 08/15/26 (c) (i)	56	46
1.00%, 08/15/26 (i)	57	46
Wheel Pros, Inc.
6.50%, 05/15/29 (k)	295	99
Winnebago Industries, Inc.
1.50%, 04/01/25 (c) (i)	1,444	1,619
Wynn Macau, Limited
4.88%, 10/01/24 (k)	200	195
		39,667
Health Care 3.9%
Alphatec Holdings, Inc.
0.75%, 08/01/26 (c) (i)	556	532
Apellis Pharmaceuticals, Inc.
3.50%, 09/15/26 (c) (i)	708	889
Bausch Health Companies Inc.
6.25%, 02/15/29 (k)	620	245
7.25%, 05/30/29 (k)	220	91
5.25%, 01/30/30 (k)	740	282
Coherus Biosciences, Inc.
1.50%, 04/15/26 (c) (i)	2,102	1,285
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29 (c) (i) (k)	1,588	1,388
CommonSpirit Health
4.35%, 11/01/42	130	104
3.82%, 10/01/49	60	42
CONMED Corporation
2.25%, 06/15/27 (i) (k)	750	713
Cutera, Inc.
2.25%, 03/15/26 - 06/01/28 (c) (i)	1,116	684
Dynavax Technologies Corporation
2.50%, 05/15/26 (c) (i)	2,765	4,130
Endo Luxembourg Finance Company I S.a r.l.
0.00%, 04/01/29 (a) (k) (n)	140	103
Evolent Health, Inc.
1.50%, 10/15/25 (c) (i)	2,120	2,271
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	72
HCA Inc.
7.69%, 06/15/25	50	51
7.50%, 11/15/95	170	179
Health Catalyst, Inc.
2.50%, 04/15/25 (c) (i)	1,756	1,678
Innoviva, Inc.
2.13%, 03/15/28 (c) (i)	2,167	1,777
Inotiv, Inc.
3.25%, 10/15/27 (c) (i)	1,562	771
Insmed Incorporated
0.75%, 06/01/28 (c) (i)	702	700
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (c) (i)	344	230
MannKind Corporation
2.50%, 03/01/26 (c) (i)	1,450	1,513
Mesa Laboratories, Inc.
1.38%, 08/15/25 (c) (i)	1,380	1,244
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 (c) (i) (k)	55	70
Neogenomics, Inc.
1.25%, 05/01/25 (c) (i)	1,253	1,155
NextGen Healthcare, Inc.
3.75%, 11/15/27 (i) (k)	343	384
NuVasive, Inc.
0.38%, 03/15/25 (c) (i)	2,023	1,865
Pacira Pharmaceuticals, Inc.
0.75%, 08/01/25 (c) (i)	2,329	2,099
Paratek Pharmaceuticals, Inc.
4.75%, 05/01/24 (i)	1,316	1,313
PetIQ, Inc.
4.00%, 06/01/26 (c) (i)	1,608	1,567
Pharming Group N.V.
3.00%, 01/21/25, EUR (b) (i)	1,100	1,123
Radiology Partners, Inc.
9.25%, 02/01/28 (k)	230	93
Repligen Corporation
0.38%, 07/15/24 (c) (i)	1,085	1,561
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (i)	379	370
Tandem Diabetes Care, Inc.
1.50%, 05/01/25 (c) (i) (k)	1,546	1,473
Teva Pharmaceutical Finance Netherlands III B.V.
7.13%, 01/31/25	297	298
3.15%, 10/01/26	368	328
5.13%, 05/09/29 (m)	560	507
8.13%, 09/15/31	200	206
Teva Pharmaceutical Finance, LLC
6.15%, 02/01/36	195	172
Travere Therapeutics, Inc.
2.25%, 03/01/29 (c) (i)	1,205	764
Varex Imaging Corporation
4.00%, 06/01/25 (c) (i)	1,829	2,073
Willis-Knighton Medical Center
4.81%, 09/01/48	60	48
		38,443
Financials 3.1%
ABRA Global Finance
5.00%, 03/02/28 (c) (k) (o)	3,184	2,872
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	150	119
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (a) (k) (n)	236	3
Arbor Realty Trust, Inc.
7.50%, 08/01/25 (c) (i) (k)	2,184	2,248
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (k)	375	2
BAC Capital Trust XIV
6.07%, (3 Month Term SOFR + 0.66%), (100, 10/27/23) (h) (p)	360	280
Banco Davivienda S A
6.65%, (100, 04/22/31) (b) (h)	200	134
6.65%, (100, 04/22/31) (h) (k)	200	134
Banco GNB Sudameris S.A.
7.50%, 04/16/31 (k)	150	123
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.63%, (100, 01/24/32) (h) (k)	250	197
7.63%, (100, 01/10/28) (h) (k)	200	185
Bank of America Corporation
6.25%, (100, 09/05/24) (h)	100	99
Block, Inc.
0.13%, 03/01/25 (c) (i)	2,774	2,580
BNP Paribas
8.50%, (100, 08/14/28) (h) (i) (k)	300	293
Bread Financial Payments, Inc.
4.25%, 06/15/28 (c) (i) (k)	983	1,060
Citigroup Inc.
5.95%, (100, 05/15/25) (h)	700	670
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (b) (h) (i)	240	275
8.13%, (100, 12/23/25) (h) (i) (k)	200	199
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (a) (k) (n)	200	45
Encore Capital Group, Inc.
3.25%, 10/01/25 (c) (i)	931	1,197
4.00%, 03/15/29 (c) (i) (k)	1,666	1,591
European Bank for Reconstruction and Development
5.00%, 10/06/26, IDR	3,761,000	235

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
7.05%, 08/10/33, INR	76,700	891
EZCORP, Inc.
2.88%, 07/01/24 (c) (i)	973	998
3.75%, 12/15/29 (c) (i) (k)	1,465	1,412
Ford Motor Credit Company LLC
4.13%, 08/17/27	200	182
2.90%, 02/10/29	200	164
Highlands Holdings Bond Issuer Limited
7.63%, 10/15/25 (k) (l) (o)	560	549
Inter-American Development Bank
7.00%, 04/17/33, INR	215,000	2,490
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (b) (h)	200	164
LendingTree, Inc.
0.50%, 07/15/25 (c) (i)	1,391	1,100
Lloyds Banking Group PLC
7.50%, (100, 06/27/24) (h) (i)	200	196
MoneyGram International, Inc.
9.00%, 06/01/30 (k)	511	475
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (k)	200	102
PT ABM Investama Tbk.
9.50%, 08/05/26 (k)	200	184
Redwood Trust, Inc.
7.75%, 06/15/27 (c) (i)	583	530
Repay Holdings Corporation
0.00%, 02/01/26 (c) (i) (j) (k)	1,390	1,117
Shift4 Payments, LLC
0.00%, 12/15/25 (c) (i) (j)	2,101	2,073
0.50%, 08/01/27 (c) (i)	146	124
SoFi Technologies, Inc.
0.00%, 10/15/26 (c) (i) (j) (k)	1,499	1,144
The Charles Schwab Corporation
4.00%, (100, 06/01/26) (h)	242	202
5.00%, (100, 12/01/27) (h)	33	25
The Goldman Sachs Group, Inc.
6.44%, (3 Month Term SOFR + 1.03%), (100, 11/13/23) (h) (p)	8	7
6.75%, 10/01/37	120	121
5.15%, 05/22/45	190	163
The Vanguard Group, Inc.
3.05%, 08/22/50 (e)	250	143
Two Harbors Investment Corp.
6.25%, 01/15/26 (c) (i)	726	664
UBS Group AG
4.19%, 04/01/31 (i) (k)	250	219
UBS Group Funding (Switzerland) AG
7.00%, (100, 02/19/25) (b) (h) (i)	200	194
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (a) (b) (h) (m) (n)	200	1
Upstart Holdings, Inc.
0.25%, 08/15/26 (c) (i)	529	348
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (k)	200	159
Wells Fargo & Company
5.88%, (100, 06/15/25) (h) (l)	101	99
WisdomTree, Inc.
5.75%, 08/15/28 (c) (i) (k)	236	242
Zip Co Limited
0.00%, 04/23/28, AUD (b) (i) (j)	475	137
		31,160
Communication Services 2.8%
Cengage Learning, Inc.
9.50%, 06/15/24 (k)	12	12
Charter Communications Operating, LLC
5.05%, 03/30/29	50	47
5.38%, 04/01/38	60	49
3.50%, 03/01/42	30	19
4.80%, 03/01/50	10	7
Cinemark Holdings, Inc.
4.50%, 08/15/25 (c) (i)	434	631
CSC Holdings, LLC
5.75%, 01/15/30 (k)	200	112
4.13%, 12/01/30 (k)	280	198
CT Trust
5.13%, 02/03/32 (b)	200	157
Dish Network Corporation
2.38%, 03/15/24 (i)	580	556
0.00%, 12/15/25 (c) (i) (j)	110	73
3.38%, 08/15/26 (c) (i)	1,581	968
fuboTV Inc.
3.25%, 02/15/26 (c) (i)	52	34
Lagardere SCA
2.13%, 10/16/26, EUR (b)	1,100	1,140
1.75%, 10/07/27, EUR (b)	1,000	1,036
Liberty Broadband Corporation
3.13%, 03/31/53 (c) (i) (k)	748	776
Liberty Media Corporation
3.75%, 03/15/28 (c) (i) (k)	55	62
4.00%, 11/15/29 (c) (i)	3,281	819
3.75%, 02/15/30 (c) (i)	4,530	1,099
2.75%, 12/01/49 (c) (i) (k)	2,863	2,641
2.38%, 09/30/53 (c) (i) (k)	1,136	1,144
Lumen Technologies Inc.
8.00%, 06/01/36	155	87
Match Group FinanceCo 2, Inc.
0.88%, 06/15/26 (c) (i) (k)	2,262	1,973
Match Group FinanceCo 3, Inc.
2.00%, 01/15/30 (c) (i) (k)	434	383
MVC Acquisition Corp.
5.75%, 08/01/28 (k)	170	148
Oi S.A.
14.00%, 06/30/24 - 09/07/24 (k)	37	37
0.00%, 07/27/25 (a) (n) (o)	400	28
Radius Global Infrastructure, Inc.
2.50%, 09/15/26 (i) (k)	2,250	2,239
Sea Limited
2.38%, 12/01/25 (c) (i)	1,843	1,755
0.25%, 09/15/26 (c) (i)	2,206	1,765
Snap Inc.
0.25%, 05/01/25 (c) (i)	1,237	1,143
0.75%, 08/01/26 (c) (i)	1,817	1,582
0.13%, 03/01/28 (c) (i)	1,912	1,321
Spotify USA Inc.
0.00%, 03/15/26 (c) (i) (j)	1,849	1,558
TechTarget, Inc.
0.00%, 12/15/26 (c) (i) (j)	58	46
Telesat Canada
5.63%, 12/06/26 (k)	75	52
The Marcus Corporation
5.00%, 09/15/25 (c) (i) (k)	1,185	1,818
T-Mobile USA, Inc.
2.63%, 02/15/29	40	34
2.88%, 02/15/31	80	65
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (k)	210	187
VTR Finance N.V.
6.38%, 07/15/28 (b)	250	95
		27,896
Industrials 2.5%
Adani Ports and Special Economic Zone Limited
5.00%, 08/02/41 (b)	400	265
American Airlines Group Inc.
6.50%, 07/01/25 (c) (i)	144	154
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (k)	210	174
Array Tech, Inc.
1.00%, 12/01/28 (c) (i)	1,158	1,325
Artera Services, LLC
9.03%, 12/04/25 (k)	80	74
Bloom Energy Corporation
2.50%, 08/15/25 (c) (i)	1,102	1,207
3.00%, 06/01/28 (c) (i) (k)	978	982
Cathay Pacific Airways Limited
2.75%, 02/05/26, HKD (b) (i)	18,000	2,353
CSG Systems International, Inc.
3.88%, 09/15/28 (c) (i) (k)	57	56

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Desktop Metal Operating, Inc.
6.00%, 05/15/27 (c) (i) (k)	1,149	1,202
Eagle Bulk Shipping Inc.
5.00%, 08/01/24 (c) (i)	3,163	4,617
Elance, Inc.
0.25%, 08/15/26 (c) (i)	225	185
Fiverr International Ltd
0.00%, 11/01/25 (c) (i) (j)	2,430	2,119
Granite Construction Incorporated
3.75%, 05/15/28 (c) (i) (k)	138	145
H&E Equipment Services, Inc.
3.88%, 12/15/28 (k)	10	9
Kaman Corporation
3.25%, 05/01/24 (c) (i)	4,811	4,647
Park Aerospace Holdings Limited
5.50%, 02/15/24 (k)	50	50
Plug Power Inc.
3.75%, 06/01/25 (c) (i)	1,725	2,717
Simpar Europe
5.20%, 01/26/31 (b)	200	161
Spirit Airlines, Inc.
8.00%, 09/20/25 (k)	48	48
The Boeing Company
3.25%, 02/01/35	90	69
3.55%, 03/01/38	20	15
5.81%, 05/01/50 (m)	20	18
5.93%, 05/01/60 (m)	30	27
The Greenbrier Companies, Inc.
2.88%, 04/15/28 (c) (i)	1,983	1,884
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (k)	15	16
Triumph Group, Inc.
7.75%, 08/15/25	75	71
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (k)	370	342
4.63%, 04/15/29 (k)	50	43
Virgin Galactic Holdings, Inc.
2.50%, 02/01/27 (c) (i) (k)	276	102
Xometry, Inc.
1.00%, 02/01/27 (c) (i)	168	121
XPO Cnw, Inc.
6.70%, 05/01/34	120	115
		25,313
Energy 1.8%
AI Candelaria (Spain), S.L.U
5.75%, 06/15/33 (b)	250	177
5.75%, 06/15/33 (k)	250	177
Apache Corporation
7.75%, 12/15/29	350	358
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	50	40
Cheniere Energy, Inc.
4.63%, 10/15/28	30	28
Columbia Pipelines Operating Company LLC
6.54%, 11/15/53 (k)	580	567
Continental Resources, Inc.
5.75%, 01/15/31 (k)	40	38
4.90%, 06/01/44	100	74
DCP Midstream, LLC
6.45%, 11/03/36 (k)	40	39
DCP Midstream, LP
6.75%, 09/15/37 (k)	70	71
Devon Energy Corporation
5.85%, 12/15/25	20	20
5.25%, 10/15/27	32	31
5.88%, 06/15/28	39	39
7.95%, 04/15/32	30	33
5.00%, 06/15/45	80	64
Devon Financing Corporation, U.L.C.
7.88%, 09/30/31	80	88
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (k)	314	321
Ecopetrol S.A.
5.38%, 06/26/26	50	48
8.88%, 01/13/33	160	156
5.88%, 05/28/45 - 11/02/51	500	326
Energy Transfer LP
6.50%, (100, 08/15/26) (h)	340	313
6.63%, (100, 02/15/28) (h)	320	256
6.75%, (100, 05/15/25) (h)	270	250
7.13%, (100, 05/15/30) (h)	110	95
6.50%, 02/01/42	60	57
6.00%, 06/15/48	20	18
Energy Transfer Operating, L.P.
6.25%, 04/15/49	20	18
Enterprise Products Operating LLC
6.13%, 10/15/39	60	60
5.95%, 02/01/41	40	39
EQT Corporation
7.00%, 02/01/30 (l) (m)	30	31
3.63%, 05/15/31 (k)	50	42
Gran Tierra Energy Inc.
7.75%, 05/23/27 (b)	200	173
7.75%, 05/23/27 (k)	200	173
Green Plains Inc.
2.25%, 03/15/27 (c) (i)	751	873
Gulfport Energy Operating Corporation
8.00%, 05/17/26	6	6
Helix Energy Solutions Group, Inc.
6.75%, 02/15/26 (c) (i)	2,586	4,514
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	10	10
MBT Systems GmbH
3.50%, 07/08/27, EUR (b) (i)	900	928
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (b)	387	297
MPLX LP
4.70%, 04/15/48	70	53
NGL Energy Operating LLC
7.50%, 02/01/26 (k)	140	138
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (k)	60	60
Occidental Petroleum Corporation
6.45%, 09/15/36	120	119
4.30%, 08/15/39	170	124
6.60%, 03/15/46	640	630
4.40%, 04/15/46 - 08/15/49	139	98
4.20%, 03/15/48	560	387
PDC Energy, Inc.
5.75%, 05/15/26	1,284	1,281
Petrobras Global Finance B.V.
6.85%, 06/05/15	270	230
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (b)	400	240
Petroleos Mexicanos
6.38%, 01/23/45	380	222
6.75%, 09/21/47	250	148
Plains All American Pipeline, L.P.
9.74%, (3 Month Term SOFR + 4.37%), (100, 11/13/23) (h) (p)	90	85
6.70%, 05/15/36	50	48
Range Resources Corporation
8.25%, 01/15/29	100	103
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (b)	200	159
6.00%, 06/15/28 (k)	250	199
Southwestern Energy Company
4.75%, 02/01/32	420	360
Sunoco Logistics Partners Operations L.P.
6.85%, 02/15/40	40	38
6.10%, 02/15/42	40	36
5.40%, 10/01/47	60	49
Targa Resources Partners LP
5.50%, 03/01/30	20	19
4.88%, 02/01/31	40	36
4.00%, 01/15/32	10	8
Tecila Sociedad Anonima
7.00%, 12/15/47 (b)	290	189

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Thaioil Treasury Center Company Limited
3.75%, 06/18/50 (b)	200	121
The Williams Companies, Inc.
7.50%, 01/15/31	40	42
8.75%, 03/15/32	140	159
5.75%, 06/24/44	70	63
Transocean Inc
4.63%, 09/30/29 (c) (i)	332	882
Tullow Oil PLC
10.25%, 05/15/26 (k)	188	163
UEP Penonome II S.A.
6.50%, 10/01/38 (k)	182	137
Venture Global LNG, Inc.
8.38%, 06/01/31 (k)	15	15
Western Midstream Operating, LP
3.10%, 02/01/25 (l) (m)	30	29
3.95%, 06/01/25	50	48
4.65%, 07/01/26	10	10
4.50%, 03/01/28	100	93
5.45%, 04/01/44	200	161
5.30%, 03/01/48	80	63
5.50%, 08/15/48	80	64
5.25%, 02/01/50 (l) (m)	440	340
Williams Partners L.P.
6.30%, 04/15/40	70	69
		18,366
Real Estate 1.3%
Anywhere Real Estate Group LLC
0.25%, 06/15/26 (c) (i)	2,263	1,729
Braemar Hotel & Resorts Inc.
4.50%, 06/01/26 (c) (i)	328	281
CTR Partnership, L.P.
3.88%, 06/30/28 (k)	30	26
Fastighets AB Balder
3.50%, 02/23/28, EUR (b) (i)	1,100	1,095
Hat Holdings I LLC
0.00%, 05/01/25 (c) (i) (j) (k)	1,156	1,113
3.75%, 08/15/28 (c) (i) (k)	579	566
Pebblebrook Hotel Trust
1.75%, 12/15/26 (c) (i)	2,485	2,059
PennyMac Corp.
5.50%, 11/01/24 - 03/15/26 (c) (i)	1,620	1,467
PT Kawasan Industri Jababeka Tbk
7.00%, 12/15/27 (k) (l)	140	97
Redfin Corporation
0.50%, 04/01/27 (c) (i)	1,539	893
RKP Overseas Finance 2016 (A) Limited
7.95%, (100, 02/17/24) (b) (h)	200	41
Ronshine China Holdings Limited
0.00%, 08/05/24 (a) (b) (n)	200	8
StorageVault Canada Inc.
5.00%, 03/31/28, CAD (i)	406	257
Summit Hotel Properties, Inc.
1.50%, 02/15/26 (c) (i)	1,036	866
Ventas Realty, Limited Partnership
3.75%, 06/01/26 (c) (i) (k)	27	27
Vornado Realty L.P.
3.50%, 01/15/25	125	119
2.15%, 06/01/26	112	95
Zillow Group, Inc.
0.75%, 09/01/24 (c) (i)	1,356	1,573
2.75%, 05/15/25 (i)	23	24
1.38%, 09/01/26 (i)	164	194
		12,530
Materials 1.3%
Amyris, Inc.
0.00%, 11/15/26 (a) (c) (i) (n)	2,856	350
Aris Mining Corporation
6.88%, 08/09/26 (b)	205	164
ATI Inc.
3.50%, 06/15/25 (c) (i)	1,098	2,965
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (k)	300	180
Cap S.A.
3.90%, 04/27/31 (b)	200	149
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (b) (h)	200	187
Century Aluminum Company
2.75%, 05/01/28 (c) (i)	815	557
Danimer Scientific, Inc.
3.25%, 12/15/26 (c) (i) (k)	763	255
First Quantum Minerals Ltd
8.63%, 06/01/31 (k)	310	309
Freeport-McMoRan Inc.
4.63%, 08/01/30	20	18
IAMGOLD Corporation
5.75%, 10/15/28 (b)	100	78
Illuminate Buyer LLC
9.00%, 07/01/28 (k)	80	76
Lithium Americas Corp.
1.75%, 01/15/27 (c) (i)	657	485
Livent Corporation
4.13%, 07/15/25 (c) (i)	1,135	2,431
OCP S.A.
5.13%, 06/23/51 (b)	250	165
PureCycle Technologies, Inc.
7.25%, 08/15/30 (c) (i) (k)	318	227
Sasol Financing USA LLC
5.50%, 03/18/31	200	156
Turquoise Hill Resources Ltd
2.50%, 04/15/26 (c) (i) (k)	1,172	1,508
Unifrax Escrow Issuer Corporation
7.50%, 09/30/29 (k)	135	74
Unigel Luxembourg SA
8.75%, 10/01/26 (b)	400	139
United States Steel Corporation
5.00%, 11/01/26 (c) (i)	562	1,386
UPL Corporation Limited
5.25%, (100, 02/27/25) (b) (h)	400	305
Vedanta Resources Limited
6.13%, 08/09/24 (b)	400	254
Yamana Gold Inc.
4.63%, 12/15/27	80	75
		12,493
Consumer Staples 0.8%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	183	138
Altria Group, Inc.
2.45%, 02/04/32	10	8
5.80%, 02/14/39	30	28
5.95%, 02/14/49	10	9
6.20%, 02/14/59	91	86
Avid SPV, LLC
1.25%, 03/15/26 (c) (i) (k)	558	478
B.A.T Capital Corporation
3.56%, 08/15/27	14	13
4.54%, 08/15/47	70	48
BRF S.A.
5.75%, 09/21/50 (b)	400	267
California Institute of Technology
3.65%, 09/01/19	90	55
Camposol SA
6.00%, 02/03/27 (b)	350	207
Coruripe Netherlands B.V.
10.00%, 02/10/27 (b)	200	146
Freshpet, Inc.
3.00%, 04/01/28 (c) (i) (k)	828	992
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (k)	250	208
Herbalife Nutrition Ltd.
4.25%, 06/15/28 (c) (i) (k)	662	711
JBS USA Food Company
4.38%, 02/02/52	150	99
Kronos Acquisition Holdings Inc
7.00%, 12/31/27 (k)	95	82
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (b)	200	148

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (k)	120	65
Pyxus International, Inc.
8.50%, 12/31/27 (k)	97	58
Sabre GLBL Inc.
4.00%, 04/15/25 (c) (i)	667	655
SEG Holding, LLC
5.63%, 10/15/28 (k)	223	224
The Beauty Health Company
1.25%, 10/01/26 (c) (i) (k)	1,884	1,472
The Chefs' Warehouse, Inc.
2.38%, 12/15/28 (c) (i) (k)	1,590	1,306
Treehouse Foods, Inc.
4.00%, 09/01/28	517	424
Triton Water Holdings Incorporated
6.25%, 04/01/29 (k)	80	65
Verscend Escrow Corp
9.75%, 08/15/26 (k)	82	82
Wesleyan University
4.78%, 07/01/16	60	45
		8,119
Utilities 0.2%
Adani Electricity Mumbai Limited
3.87%, 07/22/31 (b)	200	139
Adani Energy Solutions Limited
4.25%, 05/21/36 (b)	326	246
Cameron LNG, LLC
3.30%, 01/15/35 (k)	20	16
CenterPoint Energy, Inc.
4.25%, 08/15/26 (c) (i) (k)	202	197
Empresas Publicas de Medellin E.S.P.
4.38%, 02/15/31 (b)	350	268
Enel Finance International SA
6.00%, 10/07/39 (k)	150	139
Enfragen Energia Sur SA.
5.38%, 12/30/30 (b)	400	279
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	201	179
Minejesa Capital B.V.
5.63%, 08/10/37 (b)	450	345
Origin Energy Finance Limited
1.00%, 09/17/29, EUR (b)	200	192
Pacific Gas And Electric Company
3.30%, 08/01/40	20	13
Sunnova Energy International Inc.
2.63%, 02/15/28 (c) (i)	28	17
		2,030
Total Corporate Bonds And Notes (cost $294,256)		272,240
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.4%
Ace Securities Corp. Home Equity Loan Trust, Series 2006-CW1
Series 2006-A2C-CW1, REMIC, 5.71%, (1 Month Term SOFR + 0.39%), 07/25/36 (l) (p)	1,883	1,418
ALEN 2021-ACEN Mortgage Trust
Series 2021-E-ACEN, REMIC, 9.45%, (1 Month Term SOFR + 4.11%), 04/17/34 (p)	819	454
AMSR 2020-SFR4 Trust
Series 2020-G2-SFR4, REMIC, 4.87%, 11/19/25	3,700	3,432
AMSR 2020-SFR5 Trust
Series 2020-G-SFR5, REMIC, 4.11%, 11/19/25	5,000	4,557
Apidos CLO XXIV
Series 2016-DR-24A, 11.39%, (3 Month Term SOFR + 6.06%), 10/21/30 (p)	500	465
Arbor Multifamily Mortgage Securities Trust 2021-MF3
Series 2021-E-MF3, REMIC, 2.00%, 10/16/54	273	133
AREIT 2019-CRE3 Trust
Series 2019-D-CRE3, 8.10%, (1 Month Term SOFR + 2.76%), 09/15/36 (l) (p)	350	332
Bain Capital Credit CLO 2019-3, Limited
Series 2019-ER-3A, 12.70%, (3 Month Term SOFR + 7.36%), 10/23/34 (p)	500	455
Bain Capital Credit CLO 2022-3, Limited
Series 2022-E-3A, 12.66%, (3 Month Term SOFR + 7.35%), 07/17/35 (p)	500	461
Bank 2019-BNK17
Interest Only, Series 2019-XG-BN17, REMIC, 1.50%, 04/17/52	1,978	117
Bank 2021-BNK32
Interest Only, Series 2021-XA-BN32, REMIC, 0.88%, 04/17/54 (p)	1,114	43
Barings CLO Ltd 2018-III
Series 2018-E-3A, 11.34%, (3 Month Term SOFR + 6.01%), 07/20/29 (p)	500	460
BBCMS Trust 2018-CBM
Series 2018-E-CBM, REMIC, 8.93%, (1 Month Term SOFR + 3.60%), 07/15/37 (l) (p)	470	435
Benchmark 2018-B4 Mortgage Trust
Series 2018-D-B4, REMIC, 2.91%, 07/17/28 (p)	377	252
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.90%, 12/15/62 (p)	17,385	481
Benchmark 2020-B18 Mortgage Trust
Series 2020-AGNE-B18, REMIC, 3.76%, 08/15/25	343	306
Benchmark 2021-B31 Mortgage Trust
Series 2021-E-B31, REMIC, 2.25%, 12/17/54	617	224
BHP Trust 2019-BXHP
Series 2019-E-BXHP, REMIC, 7.95%, (1 Month Term SOFR + 2.61%), 08/15/36 (p)	132	129
Birch Grove CLO 6 Ltd.
Series 2023-D-6A, 11.12%, (3 Month Term SOFR + 5.83%), 07/20/35 (p)	270	268
BRAVO Residential Funding Trust 2022-RPL1
Series 2022-A-R1, 3.13%, 01/29/25	314	284
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-G-DC, REMIC, 9.30%, (1 Month Term SOFR + 3.96%), 08/16/38 (p)	332	226
BX Commercial Mortgage Trust 2019-IMC
Series 2019-G-IMC, REMIC, 9.05%, (1 Month Term SOFR + 3.71%), 04/17/34 (p)	481	470
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (p)	252	201
BX Trust 2021-ARIA
Series 2021-G-ARIA, REMIC, 8.59%, (1 Month Term SOFR + 3.26%), 10/16/23 (p)	260	243
Canyon Capital CLO 2014-1 Ltd
Series 2014-DR-1A, 11.13%, (3 Month Term SOFR + 5.76%), 01/30/31 (p)	700	571
Carlyle Global Market Strategies CLO 2014-2-R Limited
Series 2014-D-2RA, 10.98%, (3 Month Term SOFR + 5.61%), 05/15/31 (p)	1,000	848
Carlyle US CLO 2020-2, Ltd.
Series 2020-DR-2A, 12.31%, (3 Month Term SOFR + 6.96%), 01/25/35 (p)	1,500	1,452
Cascade MH Asset Trust 2019-MH1
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	3,653
Castlelake Aircraft Securitization Trust 2018-1
Series 2018-C-1, 6.63%, 06/15/25 (l)	904	230
CF 2019-CF2 Mortgage Trust
Interest Only, Series 2019-XG-CF2, REMIC, 1.07%, 11/18/52 (p)	3,080	127
Chenango Park CLO, Ltd
Series 2018-D-1A, 11.37%, (3 Month Term SOFR + 6.06%), 04/15/30 (p)	1,000	859
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	963	491
CIFC Funding 2021-I Ltd
Series 2021-E-1A, 11.61%, (3 Month Term SOFR + 6.26%), 04/25/33 (p)	500	480
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-D-GC27, REMIC, 4.57%, 01/10/25 (p)	291	249
Citigroup Commercial Mortgage Trust 2018-B2
Interest Only, Series 2018-XF-B2, REMIC, 1.56%, 03/10/51 (p)	2,522	126

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (p)	500	318
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.55%, (1 Month Term SOFR + 0.17%), 07/25/45 (l) (p)	2,411	1,684
Clas 2019-1 Limited
Series 2019-E-1A, 0.00%, 04/15/39 (e) (p)	1,000	35
Cologix Data Centers US Issuer LLC
Series 2021-C-1A, 5.99%, 12/28/26	1,500	1,224
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 7.80%, (1 Month Term SOFR + 2.47%), 09/15/33 (p)	1,000	702
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	72	71
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (p)	344	308
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 5.08%, 05/15/26 (p)	1,000	636
CSMC 2021-B33
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (p)	338	232
CWABS Asset-Backed Certificates Trust 2006-12
Series 2006-1A-12, REMIC, 5.69%, (1 Month Term SOFR + 0.37%), 12/25/36 (l) (p)	237	208
CWABS, Inc.
Series 2003-3A-2, REMIC, 5.93%, (1 Month Term SOFR + 0.61%), 08/26/33 (l) (p)	65	61
DOLP Trust 2021-NYC
Series 2021-F-NYC, REMIC, 3.70%, 05/12/31	375	182
Series 2021-G-NYC, REMIC, 3.70%, 05/12/31	375	157
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 11.38%, (3 Month Term SOFR + 6.01%), 08/15/31 (k) (p)	500	429
Dryden 95 CLO Ltd
Series 2021-SUB-95A, 0.00%, 08/21/34 (p)	520	325
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (p)	143	125
Elmwood CLO II Ltd
Series 2019-SUB-2A, 0.00%, 04/21/31 (p)	650	504
Elmwood CLO IX Ltd
Series 2021-E-2A, 11.54%, (3 Month Term SOFR + 6.21%), 07/20/34 (p)	500	482
Five 2023-V1 Mortgage Trust
Series 2023-E-V1, REMIC, 6.62%, 02/11/28 (p)	417	334
Fountainbleu Miami Beach Trust
Series 2019-H-FBLU, REMIC, 4.09%, 12/12/24 (p)	99	91
FREMF 2018-KF56 Mortgage Trust
Series 2018-C-KF56, REMIC, 11.23%, (SOFR 30-Day Average + 5.91%), 11/25/28 (p)	261	248
Galaxy XIX CLO, Ltd.
Series 2015-D1R-19A, 12.14%, (3 Month Term SOFR + 6.79%), 07/24/30 (p)	500	442
Gilbert Park CLO, Ltd.
Series 2017-E-1A, 11.97%, (3 Month Term SOFR + 6.66%), 10/15/30 (p)	500	445
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 5.99%, (1 Month Term SOFR + 0.67%), 11/25/45 (l) (p)	259	171
GS Mortgage Securities Corp Trust 2018-SRP5
Series 2018-C-SRP5, REMIC, 9.63%, (1 Month Term SOFR + 4.30%), 09/15/31 (l) (p)	639	217
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-H-ARDN, REMIC, 11.38%, (1 Month Term SOFR + 6.05%), 11/15/23 (p)	500	458
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-F-IP, REMIC, 10.00%, (1 Month Term SOFR + 4.66%), 10/15/26 (p)	500	458
GS Mortgage Securities Trust 2014-GC26
Series 2014-D-GC26, REMIC, 4.66%, 11/13/47 (p)	346	218
GS Mortgage Securities Trust 2015-GC28
Series 2015-D-GC28, REMIC, 4.45%, 02/12/48 (p)	800	712
GS Mortgage Securities Trust 2018-GS9
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	644
GS Mortgage Securities Trust 2021-GSA3
Interest Only, Series 2021-XF-GSA3, REMIC, 1.53%, 12/17/54 (p)	3,608	281
GSAA Home Equity Trust 2007-9
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	1,603	863
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A2-BPL1, 5.44%, 08/25/25 (l)	170	170
HPS Loan Management 2013-2, Ltd.
Series 2013-DR-2A, 12.19%, (3 Month Term SOFR + 6.86%), 10/22/29 (p)	1,000	919
HPS Loan Management 4-2014, Ltd.
Series 13A-E-18, 11.07%, (3 Month Term SOFR + 5.76%), 10/15/30 (p)	900	821
Series 6A-DR-2015, 10.73%, (3 Month Term SOFR + 5.36%), 02/05/31 (k) (p)	1,000	880
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 6.18%, (1 Month Term SOFR + 0.86%), 10/25/35 (l) (p)	213	202
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	83	79
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (p)	85	81
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (p)	99	93
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (p)	104	97
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (p)	114	106
Series 2011-E-C3, REMIC, 5.71%, 02/16/46 (p)	334	116
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP
Interest Only, Series 2019-XG-MFP, REMIC, 0.50%, 07/15/36 (p)	347	3
Series 2019-G-MFP, REMIC, 9.43%, (1 Month Term SOFR + 4.10%), 07/15/36 (p)	347	327
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
Series 2021-F-HTL5, REMIC, 9.71%, (1 Month Term SOFR + 4.38%), 11/15/23 (p)	140	132
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH
Series 2021-F-NYAH, REMIC, 7.62%, 06/15/38 (p)	136	119
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-E-C23, REMIC, 3.36%, 10/18/24 (p)	650	491
JPMBB Commercial Mortgage Securities Trust 2014-C24
Interest Only, Series 2014-XA-C24, REMIC, 0.99%, 11/18/47 (p)	9,690	69
JPMBB Commercial Mortgage Securities Trust 2014-C26
Series 2014-D-C26, REMIC, 4.01%, 12/17/24 (p)	348	274
JPMBB Commercial Mortgage Securities Trust 2015-C31
Interest Only, Series 2015-XA-C32, REMIC, 1.26%, 11/18/48 (p)	19,462	241
Keycorp Student Loan Trust 200
Series 2005-2C-A, 6.95%, (3 Month Term SOFR + 1.56%), 12/27/38 (p)	282	265
LCM XVII Limited Partnership
Series ER-17A, 11.57%, (3 Month Term SOFR + 6.26%), 10/15/31 (p)	500	370
LCM XX Limited Partnership
Series ER-20A, 11.04%, (3 Month Term SOFR + 5.71%), 10/20/27 (p)	500	486
Legacy Mortgage Asset Trust 2019-GS7
Series 2019-A2-GS7, REMIC, 4.50%, 11/25/59 (l)	4,391	4,006
Lehman Mortgage Trust 2006-5
Series 2006-1A6-5, REMIC, 5.93%, (1 Month Term SOFR + 0.61%), 09/25/36 (p)	686	302

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Lehman Mortgage Trust 2007-2
Interest Only, Series 2007-2A13-2, REMIC, 1.26%, (6.58% - (1 Month Term SOFR * 1)), 03/25/37 (p)	10,862	713
Series 2007-2A1-2, REMIC, 5.74%, (1 Month Term SOFR + 0.42%), 03/25/37 (p)	10,774	2,213
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 11.41%, (3 Month Term SOFR + 6.06%), 10/22/30 (p)	500	465
Madison Park Funding XLV Ltd
Series 2020-ER-45A, 11.92%, (3 Month Term SOFR + 6.61%), 07/17/34 (p)	500	458
Madison Park Funding XLVIII Ltd
Series 2021-E-48A, 11.83%, (3 Month Term SOFR + 6.51%), 04/19/33 (p)	1,000	970
Madison Park Funding XXII Ltd
Series 2016-ER-22A, 12.27%, (3 Month Term SOFR + 6.96%), 01/15/33 (p)	500	470
Marble Point CLO XII Ltd.
Series 2018-D-1A, 8.57%, (3 Month Term SOFR + 3.26%), 07/16/31 (p)	500	431
MED Trust 2021-MDLN
Series 2021-G-MDLN, REMIC, 10.70%, (1 Month Term SOFR + 5.36%), 11/15/23 (p)	547	516
MetroNet Infrastructure Issuer LLC
Series 2023-B-1A, 8.01%, 02/20/28	500	479
Milos CLO, Ltd.
Series 2017-ER-1A, 11.74%, (3 Month Term SOFR + 6.41%), 10/21/30 (p)	500	455
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-D-C31, REMIC, 3.00%, 10/19/26	569	341
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
Series 2017-D-C34, REMIC, 2.70%, 10/15/27	350	218
Morgan Stanley Capital I Trust 2016-UBS11
Interest Only, Series 2016-XA-UB11, REMIC, 1.57%, 08/17/49 (p)	15,029	483
Morgan Stanley Capital I Trust 2018-H4
Series 2018-D-H4, REMIC, 3.00%, 12/15/28	550	340
Morgan Stanley Mortgage Loan Trust 2006-13ARX
Series 2006-A1-13AX, REMIC, 5.61%, (1 Month Term SOFR + 0.29%), 10/25/36 (l) (p)	4,276	1,309
Mosaic Solar Loan Trust 2020-1
Series 2020-R-1A, 0.00%, 04/20/46	465	341
Myers Park CLO, Ltd.
Series 2018-E-1A, 11.09%, (3 Month Term SOFR + 5.76%), 10/21/30 (p)	1,000	890
Natixis Commercial Mortgage Securities Trust 2019-FAME
Series 2019-D-FAME, REMIC, 4.54%, 08/15/24 (p)	420	276
Navigator Aviation Designated Activity Company
Series 2021-B-1, 3.57%, 11/15/28 (l)	263	211
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2020-ER-37A, 11.34%, (3 Month Term SOFR + 6.01%), 07/21/31 (p)	500	470
Neuberger Berman Loan Advisers CLO 44, Ltd.
Series 2021-E-44A, 11.57%, (3 Month Term SOFR + 6.26%), 10/16/34 (p)	940	891
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-5A1-AR1, REMIC, 5.97%, (1 Month Term SOFR + 0.65%), 02/25/36 (l) (p)	6,834	871
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2006-WF1
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (l)	2,919	755
NovaStar Mortgage Funding Trust, Series 2006-3
Series 2006-A2C-3, REMIC, 5.75%, (1 Month Term SOFR + 0.43%), 10/25/36 (l) (p)	3,430	1,544
Octagon 57 Ltd
Series 2021-E-1A, 12.17%, (3 Month Term SOFR + 6.86%), 10/16/34 (p)	1,500	1,374
Octagon Investment Partners 20-R, Ltd.
Series 2019-E-4A, 12.43%, (3 Month Term SOFR + 7.06%), 05/12/31 (p)	500	464
Octagon Investment Partners 40 Ltd.
Series 2019-ER-1A, 12.59%, (3 Month Term SOFR + 7.26%), 01/20/35 (p)	1,000	894
Octagon Investment Partners XVI, Ltd.
Series 2013-ER-1A, 11.32%, (3 Month Term SOFR + 6.01%), 07/17/30 (p)	500	428
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (k) (p)	1,500	126
OHA Credit Funding 3 Ltd.
Series 2019-ER-3A, 11.84%, (3 Month Term SOFR + 6.51%), 07/02/35 (p)	1,000	985
Pagaya AI Debt Selection Trust 2021-5
Series 2021-CERT-5, 0.00%, 08/15/29	750	283
PAGAYA AI Debt Trust 2022-2
Series 2022-AB-2, 5.37%, 01/15/30 (p)	726	703
Palmer Square Loan Funding 2022-3 Ltd
Series 2022-C-3A, 10.71%, (3 Month Term SOFR + 5.40%), 04/15/31 (p)	250	251
PRKCM 2022-AFC2 Trust
Series 2022-M1-AFC2, REMIC, 6.14%, 08/25/26 (p)	2,000	1,867
Progress Residential 2021-SFR2 Trust
Series 2021-G-SFR2, REMIC, 4.25%, 04/17/26	4,000	3,531
Progress Residential 2021-SFR9 Trust
Series 2021-F-SFR9, REMIC, 4.05%, 11/17/28	5,000	4,011
PRPM 2022-5, LLC
Series 2022-A1-5, REMIC, 6.90%, 09/25/25 (l)	3,243	3,200
Reese Park CLO, Ltd.
Series 2020-ER-1A, 12.07%, (3 Month Term SOFR + 6.76%), 10/16/34 (p)	500	450
Rockland Park Limited
Series 2021-E-1A, 11.84%, (3 Month Term SOFR + 6.51%), 04/20/34 (p)	500	482
SG Residential Mortgage Trust 2021-2
Series 2021-B2-2, REMIC, 4.04%, 10/25/23 (p)	4,191	2,352
SMB Private Education Loan Trust 2021-A
Series 2021-R-A, 0.00%, 01/15/53	—	1,399
Series 2021-D2-A, 3.86%, 01/15/53	214	190
SMR 2022-IND Mortgage Trust
Series 2022-F-IND, REMIC, 11.33%, (1 Month Term SOFR + 6.00%), 02/15/24 (p)	119	104
Series 2022-G-IND, REMIC, 12.83%, (1 Month Term SOFR + 7.50%), 02/15/24 (p)	928	773
SoFi Professional Loan Program 2016-F LLC
Series 2016-R-F, 0.00%, 02/27/40 (p)	100	278
SoFi Professional Loan Program 2018-A LLC
Series 2018-R1-A, 0.00%, 02/25/42 (k)	21	302
Series 2018-R2-A, 0.00%, 02/25/42	6	90
SoFi Professional Loan Program 2018-C Trust
Series 2018-R1-C, REMIC, 0.00%, 01/25/48	50	478
Sound Point CLO XXI Ltd
Series 2019-ER-2A, 12.04%, (3 Month Term SOFR + 6.73%), 07/17/34 (p)	500	406
Sound Point CLO XXXII Ltd
Series 2021-E-4A, 12.31%, (3 Month Term SOFR + 6.96%), 10/25/34 (p)	500	403
Spruce Hill Mortgage Loan Trust 2020-SH1
Series 2020-B2-SH1, REMIC, 4.68%, 02/29/24 (p)	1,200	1,088
Starwood Mortgage Residential Trust 2021-4
Series 2021-B2-4, REMIC, 3.96%, 08/25/56 (p)	3,767	2,291
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2004-2A2-19, REMIC, 5.09%, 01/25/35 (p)	1,198	1,014
THL Credit Wind River 2014-3 CLO Ltd
Series 2014-ER2-3A, 11.83%, (3 Month Term SOFR + 6.48%), 10/22/31 (p)	500	368
THL Credit Wind River 2018-3 CLO Ltd.
Series 2018-D-3A, 8.54%, (3 Month Term SOFR + 3.21%), 01/21/31 (p)	1,000	948
Tricon American Homes 2020-SFR1 Trust
Series 2020-F-SFR1, REMIC, 4.88%, 07/17/26	5,000	4,683
TTAN 2021-MHC
Series 2021-G-MHC, REMIC, 9.65%, (1 Month Term SOFR + 4.31%), 03/15/24 (p)	430	401

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
TVC Mortgage Trust 2020-RTL1
Series 2020-M-RTL1, REMIC, 5.19%, 09/25/24 (l)	2,400	2,379
UBS Commercial Mortgage Trust 2018-C9
Series 2018-C-C9, REMIC, 5.11%, 03/17/28 (p)	353	265
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-CERT-ST9, 0.00%, 11/20/29	1,500	334
Velocity Commercial Capital Loan Trust 2018-2
Series 2018-M4-2, REMIC, 5.32%, 03/25/26	222	184
Series 2018-M5-2, REMIC, 6.36%, 06/25/26	124	97
Series 2018-M6-2, REMIC, 7.05%, 08/25/27	299	223
Velocity Commercial Capital Loan Trust 2019-1
Series 2019-M4-1, REMIC, 4.61%, 03/25/27 (p)	397	328
Series 2019-M5-1, REMIC, 5.70%, 08/25/27 (p)	218	184
Series 2019-M6-1, REMIC, 6.79%, 08/25/28 (p)	366	275
Velocity Commercial Capital Loan Trust 2020-2
Series 2020-A2-2, REMIC, 5.00%, 12/25/25 (p)	1,800	1,692
VOLT XCII, LLC
Series 2021-A2-NPL1, 4.95%, 01/25/24 (l)	2,000	1,777
Voya CLO Ltd
Series 2019-E-2A, 12.19%, (3 Month Term SOFR + 6.86%), 07/20/32 (p)	500	447
Wells Fargo & Company
Series 2016-D-C33, REMIC, 3.12%, 03/17/26	470	336
Series 2016-C-C34, REMIC, 5.23%, 04/17/26 (p)	838	732
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (p)	293	247
Wells Fargo Commercial Mortgage Trust 2017-RC1
Series 2017-D-RC1, REMIC, 3.25%, 03/17/27	484	350
Wells Fargo Commercial Mortgage Trust 2018-C46
Series 2018-C-C46, REMIC, 5.14%, 08/17/28 (p)	800	634
WFRBS Commercial Mortgage Trust 2013-C14
Series 2013-AS-C14, REMIC, 3.49%, 06/15/46	103	91
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (k) (l)	684	581
Wind River 2018-2 CLO Ltd.
Series 2018-E-2A, 11.32%, (3 Month Term SOFR + 6.01%), 07/15/30 (p)	500	408
Total Non-U.S. Government Agency Asset-Backed Securities (cost $143,566)		113,137
GOVERNMENT AND AGENCY OBLIGATIONS 6.9%
U.S. Treasury Bond 1.8%
Treasury, United States Department of
1.13%, 08/15/40	170	97
3.63%, 08/15/43	30	25
3.13%, 08/15/44	50	38
3.00%, 05/15/45 - 08/15/52	11,850	8,641
2.88%, 08/15/45	30	22
1.25%, 05/15/50 (c)	3,050	1,439
4.00%, 11/15/52	7,000	6,206
4.13%, 08/15/53	1,360	1,235
		17,703
Collateralized Mortgage Obligations 1.4%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1B2-R01, REMIC, 11.31%, (SOFR 30-Day Average + 6.00%), 12/26/41 (p)	1,250	1,259
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1B2-R03, REMIC, 15.16%, (SOFR 30-Day Average + 9.85%), 03/25/42 (p)	1,000	1,112
Federal Home Loan Mortgage Corporation
Series SW-4170, REMIC, 0.00%, (3.94% - (SOFR 30-Day Average * 1)), 01/15/33 (p)	558	473
Series 2021-B1-DNA5, REMIC, 8.36%, (SOFR 30-Day Average + 3.05%), 01/25/34 (p)	250	251
Interest Only, Series SG-3972, REMIC, 0.47%, (5.79% - (SOFR 30-Day Average * 1)), 12/15/41 (p)	3,400	245
Series 2022-B1-DNA3, REMIC, 10.96%, (SOFR 30-Day Average + 5.65%), 04/25/42 (p)	110	116
Series MS-4096, REMIC, 0.00%, (2.51% - (SOFR 30-Day Average * 0.57)), 08/15/42 (p)	129	61
Series SB-4118, REMIC, 0.00%, (2.56% - (SOFR 30-Day Average * 0.57)), 10/15/42 (p)	77	33
Series SJ-4141, REMIC, 0.00%, (4.63% - (SOFR 30-Day Average * 1.5)), 12/15/42 (p)	92	37
Series ST-4666, REMIC, 0.00%, (6.80% - (SOFR 30-Day Average * 1.75)), 12/15/42 (p)	119	53
Series 2020-B1-DNA3, REMIC, 10.53%, (SOFR 30-Day Average + 5.21%), 06/27/50 (p)	176	190
Interest Only, Series TI-5057, REMIC, 3.00%, 11/25/50	3,574	561
Series 2020-B1-DNA6, REMIC, 8.31%, (SOFR 30-Day Average + 3.00%), 12/27/50 (p)	250	250
Federal National Mortgage Association, Inc.
Series 2019-1B1-R05, REMIC, 9.53%, (SOFR 30-Day Average + 4.21%), 07/25/39 (p)	100	103
Series 2020-1M2-R01, REMIC, 7.48%, (SOFR 30-Day Average + 2.16%), 01/25/40 (p)	96	97
Series 2012-GS-125, REMIC, 0.00%, (2.56% - (SOFR 30-Day Average * 0.57)), 11/25/42 (p)	811	414
Series 2015-HZ-23, REMIC, 3.00%, 04/25/45	323	274
Interest Only, Series 2018-SA-54, REMIC, 0.82%, (6.14% - (SOFR 30-Day Average * 1)), 08/25/48 (p)	2,624	172
Interest Only, Series 2020-AS-54, REMIC, 0.72%, (6.04% - (SOFR 30-Day Average * 1)), 08/25/50 (p)	2,375	227
Interest Only, Series 2020-SA-74, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 10/25/50 (p)	5,592	208
Interest Only, Series 2020-SA-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (p)	7,393	225
Interest Only, Series 2020-SB-77, REMIC, 0.00%, (4.10% - (SOFR 30-Day Average * 1)), 11/25/50 (p)	5,281	200
Interest Only, Series 2021-S-82, REMIC, 0.00%, (3.75% - (SOFR 30-Day Average * 1)), 01/25/51 (p)	7,377	193
Interest Only, Series 2021-WI-56, REMIC, 2.50%, 09/25/51	4,600	553
Freddie Mac MSCR Trust MN1
Series 2021-M2-MN1, REMIC, 9.06%, (SOFR 30-Day Average + 3.75%), 01/25/51 (p)	500	481
Government National Mortgage Association
Interest Only, Series 2013-SA-195, REMIC, 0.00%, 01/20/42 (p)	4,386	99
Interest Only, Series 2018-HS-97, REMIC, 0.76%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (p)	206	17
Interest Only, Series 2018-SD-91, REMIC, 0.76%, (6.09% - (1 Month Term SOFR * 1)), 07/20/48 (p)	1,539	116
Interest Only, Series 2018-SA-111, REMIC, 0.00%, (4.44% - (1 Month Term SOFR * 1)), 08/20/48 (p)	2,419	57
Interest Only, Series 2018-SH-105, REMIC, 0.81%, (6.14% - (1 Month Term SOFR * 1)), 08/20/48 (p)	1,491	117
Interest Only, Series 2018-SK-124, REMIC, 0.76%, (6.09% - (1 Month Term SOFR * 1)), 09/20/48 (p)	1,892	140
Interest Only, Series 2018-SA-166, REMIC, 0.71%, (6.04% - (1 Month Term SOFR * 1)), 12/20/48 (p)	1,691	127
Interest Only, Series 2019-SH-92, REMIC, 0.66%, (5.99% - (1 Month Term SOFR * 1)), 07/20/49 (p)	1,626	116
Interest Only, Series 2020-SA-115, REMIC, 0.00%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (p)	4,167	129
Interest Only, Series 2020-SC-115, REMIC, 0.00%, (4.09% - (1 Month Term SOFR * 1)), 08/20/50 (p)	4,271	115
Interest Only, Series 2020-BS-112, REMIC, 0.81%, (6.14% - (1 Month Term SOFR * 1)), 08/20/50 (p)	3,445	313
Interest Only, Series 2020-SH-146, REMIC, 0.86%, (6.19% - (1 Month Term SOFR * 1)), 10/20/50 (p)	2,551	265

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Interest Only, Series 2020-SD-167, REMIC, 0.86%, (6.19% - (1 Month Term SOFR * 1)), 11/20/50 (p)	2,698	284
Interest Only, Series 2020-KI-175, REMIC, 2.50%, 11/20/50	5,704	744
Interest Only, Series 2020-SU-189, REMIC, 0.86%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (p)	2,428	253
Interest Only, Series 2021-SA-97, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 06/20/51 (p)	9,612	102
Interest Only, Series 2021-SB-107, REMIC, 0.00%, (3.10% - (SOFR 30-Day Average * 1)), 06/20/51 (p)	6,664	100
Interest Only, Series 2021-SB-97, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 06/20/51 (p)	3,824	84
Interest Only, Series 2021-IP-160, REMIC, 2.50%, 06/20/51	4,288	486
Interest Only, Series 2021-SL-196, REMIC, 0.00%, (2.65% - (SOFR 30-Day Average * 1)), 11/20/51 (p)	15,988	126
Interest Only, Series 2021-SC-221, REMIC, 0.00%, (3.80% - (SOFR 30-Day Average * 1)), 12/20/51 (p)	9,372	135
Interest Only, Series 2021-SN-213, REMIC, 0.00%, (3.20% - (SOFR 30-Day Average * 1)), 12/20/51 (p)	8,845	136
Interest Only, Series 2020-HI-H11, REMIC, 0.16%, 06/19/70 (p)	5,590	394
Interest Only, Series 2020-AI-H18, REMIC, 0.09%, 09/20/70 (p)	5,470	384
Interest Only, Series 2020-BI-H19, REMIC, 0.02%, 11/20/70 (p)	4,489	404
Interest Only, Series 2021-QI-H08, REMIC, 0.25%, 05/20/71 (p)	20,839	449
Interest Only, Series 2021-AI-H19, REMIC, 1.10%, 11/20/71 (p)	7,436	497
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-SD-142, REMIC, 0.86%, (6.19% - (1 Month Term SOFR * 1)), 09/20/50 (p)	2,774	287
Interest Only, Series 2021-SA-158, REMIC, 0.00%, (3.70% - (SOFR 30-Day Average * 1)), 09/20/51 (p)	5,437	138
		14,402
Sovereign 1.4%
Cabinet of Ministers of Ukraine
0.00%, 03/15/35 (a) (b) (n)	300	80
Commonwealth of Australia
3.00%, 03/21/47, AUD (b)	690	330
Departamento Administrativo De La Presidencia De La Republica
4.13%, 02/22/42	200	121
5.00%, 06/15/45	200	131
Gobierno de la Provincia de Buenos Aires
6.38%, 09/01/37 (b) (l)	50	17
6.38%, 09/01/37 (k) (l)	1,102	367
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/13/42, MXN	53,350	2,471
8.00%, 11/07/47, MXN	22,050	1,047
Government of the Republic of Panama
3.87%, 07/23/60	200	116
Kenya, Government of
7.25%, 02/28/28 (b)	240	193
Ministry of Finance of the Russian Federation
0.00%, 05/23/29 - 03/16/39, RUB (a) (b) (n)	72,066	206
Nigeria, Federal Government of
6.13%, 09/28/28 (b)	200	159
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (k)	290	232
6.13%, 06/15/33 (k)	200	166
Presidencia Da Republica
10.00%, 01/01/27, BRL	601	117
Presidencia De La Nacion
0.75%, 07/09/30 (l)	329	96
4.25%, 01/09/38 (l)	308	92
Presidencia de la Republica Dominicana
11.25%, 09/15/35 (k)	8,100	145
5.88%, 01/30/60 (k)	210	150
South Africa, Parliament of
6.25%, 03/31/36, ZAR	34,170	1,105
6.50%, 02/28/41, ZAR	11,640	347
5.65%, 09/27/47	350	232
The Arab Republic of Egypt
5.25%, 10/06/25 (b)	230	176
The Republic of Indonesia, The Government of
8.38%, 09/15/26 - 04/15/39, IDR	3,241,000	230
8.25%, 05/15/29 - 05/15/36, IDR	18,764,000	1,305
6.50%, 02/15/31, IDR	21,167,000	1,337
7.00%, 02/15/33, IDR	14,243,000	924
7.38%, 05/15/48, IDR	30,000	2
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	10,230	1,707
		13,601
Mortgage-Backed Securities 0.9%
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,461	1,362
3.40%, 03/01/30	1,500	1,361
3.24%, 01/01/33	1,137	989
TBA, 5.50%, 10/15/53 (q)	600	580
TBA, 6.00%, 10/15/53 (q)	1,900	1,875
Government National Mortgage Association
TBA, 5.50%, 10/15/53 (q)	1,500	1,456
TBA, 6.00%, 10/15/53 (q)	1,400	1,387
		9,010
U.S. Treasury Note 0.9%
Treasury, United States Department of
0.50%, 04/30/27 (c)	750	647
4.13%, 10/31/27 (c)	6,685	6,543
4.13%, 11/15/32	1,600	1,543
		8,733
Commercial Mortgage-Backed Securities 0.5%
Federal National Mortgage Association, Inc.
Interest Only, Series 2015-XE-M2, REMIC, 0.49%, 12/25/24 (p)	236,601	1,063
Interest Only, Series 2020-X9-M10, REMIC, 0.89%, 12/25/27 (p)	9,353	155
Interest Only, Series 2019-X-M5, REMIC, 0.61%, 02/25/29 (p)	12,399	241
Interest Only, Series 2019-X-M7, REMIC, 0.44%, 05/25/29 (p)	9,468	124
Interest Only, Series 2019-X-M12, REMIC, 0.68%, 06/25/29 (p)	7,937	183
Interest Only, Series 2019-X-M25, REMIC, 0.21%, 11/25/29 (p)	26,667	166
Interest Only, Series 2022-X2-M4, REMIC, 0.27%, 05/25/30 (p)	34,805	376
Interest Only, Series 2020-X2-M13, REMIC, 1.33%, 09/25/30 (p)	3,473	172
Interest Only, Series 2019-X2-M21, REMIC, 1.40%, 02/25/31 (p)	3,505	202
Interest Only, Series 2019-2XA-M24, REMIC, 1.14%, 03/25/31 (p)	3,725	222
Interest Only, Series 2021-X1-M23, REMIC, 0.67%, 11/25/31 (p)	12,697	355
Interest Only, Series 2020-X4-M10, REMIC, 0.99%, 07/25/32 (p)	11,894	449
Government National Mortgage Association
Interest Only, Series 2020-IA-168, REMIC, 0.98%, 12/16/62 (p)	4,760	298
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (p)	4,662	250
Interest Only, Series 2022-IO-48, REMIC, 0.70%, 01/16/64 (p)	7,627	439
		4,695
Municipal 0.0%
Detroit, City of
4.00%, 04/01/44 (l)	60	42
Illinois, State of
5.10%, 06/01/33	150	142

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
The Regents of the University of California
3.71%, 05/15/20	20	12
		196
U.S. Treasury Inflation Indexed Securities 0.0%
Treasury, United States Department of
1.50%, 02/15/53 (r)	113	94
Total Government And Agency Obligations (cost $89,050)		68,434
SENIOR FLOATING RATE INSTRUMENTS 0.8%
Industrials 0.2%
Atlas Purchaser, Inc.
2021 Term Loan, 10.88%, (3 Month Term SOFR + 5.25%), 12/31/24 (p)	263	185
CBI STS de LLC
Term Loan, 13.16%, (SOFR + 7.50%), 12/31/26 (p)	444	440
Constant Contact Inc
Second Lien Term Loan, 13.06%, (3 Month Term SOFR + 7.50%), 02/10/29 (p)	360	304
DG Investment Intermediate Holdings 2, Inc.
2021 2nd Lien Term Loan, 12.20%, (1 Month Term SOFR + 6.75%), 03/18/29 (p)	190	167
GTCR W-2 Merger Sub LLC
Term Loan, 0.00%, (SOFR + 3.00%), 09/21/30 (p) (s)	100	100
Minotaur Acquisition, Inc.
Term Loan B, 10.18%, (1 Month Term SOFR + 4.75%), 02/27/26 (p)	231	230
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 14.30%, (1 Month USD LIBOR + 1.50%), 02/28/25 (o) (p)	378	358
Verscend Holding Corp.
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 08/27/25 (p)	238	238
Viad Corp
Initial Term Loan, 10.45%, (SOFR + 5.00%), 12/31/24 (p)	167	163
		2,185
Information Technology 0.2%
Applied Systems, Inc.
2021 2nd Lien Term Loan, 11.99%, (3 Month Term SOFR + 6.75%), 09/19/25 (p)	340	340
Astra Acquisition Corp.
2021 1st Lien Term Loan, 10.70%, (1 Month Term SOFR + 5.25%), 10/20/28 (p)	143	107
2021 2nd Lien Term Loan, 14.32%, (1 Month Term SOFR + 8.88%), 10/22/29 (p)	520	312
Avaya, Inc.
2023 Exit Term Loan, 7.50%, (1 Month Term SOFR + 1.50%), 08/01/28 (p)	293	258
Cornerstone OnDemand, Inc.
2021 Term Loan, 9.25%, (3 Month Term SOFR + 3.75%), 09/08/26 (p)	33	31
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, 03/15/24 (a) (n) (p)	156	90
DCert Buyer, Inc.
2021 2nd Lien Term Loan, 12.33%, (1 Month Term SOFR + 7.00%), 02/16/29 (p)	200	186
LSF9 Atlantis Holdings, LLC
2022 Term Loan B, 12.49%, (3 Month Term SOFR + 7.25%), 03/31/29 (p)	117	112
Riverbed Technology, Inc.
2023 PIK Term Loan, 9.74%, (3 Month Term SOFR + 4.50%), 07/01/28 (p)	272	174
Ultimate Software Group Inc (The)
2021 2nd Lien Term Loan, 10.62%, (3 Month Term SOFR + 5.25%), 05/03/27 (p)	400	399
Vision Solutions, Inc.
2021 Incremental Term Loan, 9.58%, (3 Month USD LIBOR + 4.00%), 04/24/28 (p)	33	32
		2,041
Utilities 0.1%
Diamond (BC) B.V.
Term Loan, 0.00%, (3 Month USD LIBOR + 3.00%), 09/14/28 (p) (s)	1	1
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 06/28/24 (e) (p)	7	5
2020 Letter Of Credit Term Loan, 9.57%, (3 Month Term SOFR + 4.00%), 06/28/24 (e) (p)	484	349
2020 Take Back Term Loan, 3.00%, (1 Month Term SOFR + 3.00%), 06/30/25 (o) (p)	395	211
Waterbridge Midstream Operating LLC
Term Loan B, 11.36%, (SOFR + 5.75%), 06/22/26 (p)	252	252
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, (Fixed + 4.61%), 10/15/38 (p)	468	408
		1,226
Consumer Discretionary 0.1%
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 11.81%, (3 Month Term SOFR + 6.25%), 10/07/28 (p)	237	206
Byju's Alpha, Inc.
Term Loan B, 15.25%, (Prime + 7.00%), 11/05/26 (p)	173	56
Term Loan B, 15.25%, (3 Month USD LIBOR + 8.00%), 11/05/26 (p)	17	6
Farfetch US Holdings, Inc
Term Loan, 11.56%, (SOFR + 6.25%), 09/20/27 (p)	354	313
Solis IV BV
USD Term Loan B1, 8.89%, (3 Month Term SOFR + 3.50%), 02/09/29 (p)	34	34
		615
Health Care 0.1%
Air Methods Corporation
2017 Term Loan B, 8.69%, (3 Month USD LIBOR + 3.50%), 04/12/24 (p)	1	—
2017 Term Loan B, 9.23%, (3 Month USD LIBOR + 3.50%), 04/12/24 (p)	199	58
Aveanna Healthcare, LLC
2021 2nd Lien Term Loan, 12.57%, (3 Month Term SOFR + 7.00%), 12/08/29 (p)	195	127
Bausch & Lomb Corporation
Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 09/14/28 (p) (s)	95	94
Envision Healthcare Corporation
2022 Second Out Term Loan, 0.00%, (SOFR + 4.25%), 03/31/27 (o) (p) (s)	213	48
2022 Third Out Term Loan, 0.00%, (SOFR + 3.75%), 03/31/27 (o) (p) (s)	520	1
Team Health Holdings, Inc.
1st Lien Term Loan, 8.20%, (1 Month USD LIBOR + 2.75%), 01/12/24 (p)	292	285
		613
Communication Services 0.1%
Cengage Learning, Inc.
2021 Term Loan B, 10.32%, (3 Month USD LIBOR + 4.75%), 06/29/26 (p)	182	181
Charter Communications Operating, LLC
2019 Term Loan B1, 7.12%, (3 Month Term SOFR + 1.75%), 04/30/25 (p)	137	137
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.77%, (SOFR + 4.25%), 01/25/29 (p)	175	174
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (e) (n) (p)	114	1
		493
Consumer Staples 0.0%
Hostess Brands, LLC
Term Loan, 0.00%, (SOFR + 2.50%), 06/30/30 (p) (s)	400	400
Energy 0.0%
Gulf Finance, LLC
2021 Term Loan, 12.19%, (1 Month Term SOFR + 6.75%), 08/25/26 (p)	133	133
2021 Term Loan, 12.63%, (SOFR + 6.75%), 08/25/26 (p)	74	74
		207

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Financials 0.0%
Asurion LLC
2021 2nd Lien Term Loan B3, 10.70%, (1 Month Term SOFR + 5.25%), 02/05/28 (p)	65	58
2023 Term Loan B11, 9.68%, (1 Month Term SOFR + 4.25%), 08/19/28 (p)	48	46
Blackhawk Network Holdings, Inc
2018 2nd Lien Term Loan, 12.43%, (1 Month Term SOFR + 7.00%), 06/15/26 (p)	55	53
Jane Street Group, LLC
2021 Term Loan, 8.20%, (1 Month Term SOFR + 2.75%), 01/21/28 (p)	29	29
		186
Materials 0.0%
Olympus Water US Holding Corporation
2023 Incremental Term Loan, 10.27%, (3 Month Term SOFR + 5.00%), 11/09/28 (p)	70	70
Total Senior Floating Rate Instruments (cost $9,714)		8,036
OTHER EQUITY INTERESTS 0.4%
Alpha Holding, S.A. de C.V (a) (e) (k) (t)	250	—
Altaba Inc. (a) (e) (t)	1,829	4,207
Altaba Inc. (a) (b) (e) (t)	250	—
Gulfport Energy Operating Corporation (a) (t)	85	—
Gulfport Energy Operating Corporation (a) (t)	89	—
Gulfport Energy Operating Corporation (a) (t)	93	—
Gulfport Energy Operating Corporation (a) (t)	180	—
Intelsat Jackson Holdings S.A. (a) (e) (t)	320	—
Pershing Square Tontine Holdings, Ltd. (a) (e) (t)	31	4
Total Other Equity Interests (cost $30,194)		4,211
PREFERRED STOCKS 0.2%
Information Technology 0.1%
Samsung Electronics Co Ltd, 1.00% (h)	26	1,066
Materials 0.1%
Usinas Siderurgicas De Minas Gerais S/A. Usiminas	420	554
Energy 0.0%
Gulfport Energy Operating Corporation, 10.00%, (100, 11/13/23) (a) (e) (h) (o)	—	7
McDermott International, Ltd. (e)	—	79
		86
Total Preferred Stocks (cost $1,703)		1,706
WARRANTS 0.0%
Achari Ventures Holdings Corp. I (a)	10	—
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (e)	83	—
Alchemy Investments Acquisition Corp 1 (a)	9	1
Alpha Partners Technology Merger Corp. (a)	—	—
Altenergy Acquisition Corp. (a)	3	—
American Oncology Network, LLC (a)	—	—
Amprius Technologies Operating, Inc. (a)	15	4
Apollo Strategic Growth Capital II (a)	—	—
Ares Acquisition Corp. (a)	16	4
Ares Acquisition Corp. (a)	1	1
Arrowroot Acquisition Corp. (a)	14	2
Athena Consumer Acquisition Corp. (a)	2	1
Atlantic Coastal Acquisition Corp. II (a)	2	—
BigBear.ai Holdings, LLC (a)	3	2
Burtech Acquisition Corp. (a)	14	—
C5 Acquisition Corporation (a)	2	—
Capri Listco (a) (e)	31	—
Cartesian Growth Corporation II (a)	3	1
Churchill Capital Corp VII (a)	2	—
Compagnie Financiere Richemont SA (a)	31	22
DHC Acquisition Corporation (a)	2	—
Disruptive Acquisition Corporation I (a)	4	—
ECARX Holdings Inc. (a)	2	—
EG Acquisition Corp. (a)	6	1
Electriq Power Holdings, Inc. (a)	4	—
ESGEN Acquisition Corp (a)	3	—
Flame Acquisition Corp. (a)	7	5
Forest Road Acquisition Corp. II (a)	3	—
Freightos Ltd (a)	3	—
Fusion Acquisition Corp. II (a) (e)	4	—
GCM Grosvenor Inc. (a)	40	10
Getaround Operating, Inc. (a)	1	—
Global Partner Acquisition Corporation II (a)	1	—
Goal Acquisitions Corp. (a)	45	1
Golden Arrow Merger Corp. (a)	4	—
Grove Collaborative Holdings, Inc. (a) (e)	4	—
Heliogen Holdings, Inc. (a)	1	—
Infinite Acquisition Corp. (a)	2	—
Inflection Point Acquisition Corp. II (a)	7	1
Israel Acquisitions Corp. (a)	15	2
Jaws Mustang Acquisition Corp. (a)	12	—
Kaixin Auto Holdings (a)	65	1
Kensington Capital Acquisition Corp. V (a)	25	3
KLDiscovery (a)	35	—
Landcadia Holdings IV Inc. (a)	3	—
Live Oak Crestview Climate Acquisition Corp. (a)	7	—
MariaDB Public Limited Company (a)	3	—
Metals Acquisition Limited (a)	2	4
Moneylion Technologies Inc. (a)	40	2
Near Intelligence, Inc. (a)	10	—
Newcourt Acquisition Corp. (a)	4	—
NioCorp Developments Ltd. (a)	2	1
Northern Star Investment Corp. III (a) (e)	1	—
Northern Star Investment Corp. IV (a)	1	—
Phoenix Biotech Acquisition Corp. (a)	3	—
Plum Acquisition Corp. I (a)	2	—
Prenetics Global Limited (a)	—	—
PROOF Acquisition Corp I (a)	8	1
Pyrophyte Acquisition Corp. (a)	4	—
Q-Si Operations Inc. (a)	13	4
Ross Acquisition Corp. II (a)	1	—
Screaming Eagle Acquisition Corp. (a)	12	2
Semper Paratus Acquisition Corp. (a)	4	—
SilverBox Corp III (a)	1	—
Slam Corp. (a)	7	1
Spring Valley Acquisition Corp. II (a)	2	—
SWVL Holdings Corp. (a)	—	—
Target Global Acquisition I Corp. (a)	6	—
Thunder Bridge Capital Partners III, Inc. (a)	4	—
Twelve Seas Investment Company II (a)	4	—
Virgin Orbit Holdings, Inc. (a) (e)	1	—
Whole Earth Brands, Inc. (a)	6	1
Zapp Electric Vehicles Group Limited (a)	7	—
Total Warrants (cost $322)		78
RIGHTS 0.0%
ABIOMED, Inc. (a) (e)	2	4
Akouos, Inc. (a) (e)	14	11
Bristol-Myers Squibb Company (a) (e)	25	38
ESH Acquisition Corp. (a)	16	4
Intelsat Jackson Holdings, Ltd. (a) (e)	—	3
Intelsat Jackson Holdings, Ltd. (a) (e)	—	3
Mars Acquisition Corp. (a)	—	—
Spring Valley Acquisition Corp. II (a)	4	1
TMT Acquisition Corp (a)	11	2
Total Rights (cost $94)		66
SHORT TERM INVESTMENTS 17.0%
Investment Companies 14.0%
JNL Government Money Market Fund - Class I, 5.16% (u) (v)	139,161	139,161
U.S. Treasury Bill 2.9%
Treasury, United States Department of
5.34%, 01/25/24	15,000	14,745
5.34%, 02/08/24	14,300	14,028
		28,773

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.26% (u) (v)	1,006	1,006
Total Short Term Investments (cost $168,941)	168,940
Total Investments 115.8% (cost $1,181,271)	1,151,007
Total Securities Sold Short (23.2)% (proceeds $220,282)	(230,482)
Total Purchased Options 0.1% (cost $1,120)	805
Other Derivative Instruments 0.1%	756
Other Assets and Liabilities, Net 7.2%	72,163
Total Net Assets 100.0%	994,249

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) All or a portion of the security is subject to a written call option.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) All or a portion of the security was on loan as of September 30, 2023.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Convertible security.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $68,901 and 6.9% of the Fund.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(n) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(q) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $5,356.

(r) Treasury inflation indexed note, par amount is adjusted for inflation.

(s) This senior floating rate interest will settle after September 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (23.2%)
COMMON STOCKS (16.3%)
Consumer Discretionary (4.6%)
Airbnb, Inc. - Class A	(1)	(80)
AutoZone, Inc.	(1)	(3,294)
Basic-Fit N.V. (a)	(4)	(115)
Best Buy Co., Inc.	(70)	(4,882)
Boot Barn Holdings, Inc.	(21)	(1,740)
Carnival Corporation	(151)	(2,079)
D.R. Horton, Inc.	(12)	(1,246)
ETSY, Inc.	(3)	(209)
Fisker Group Inc. - Class A	(42)	(270)
Groupon, Inc.	(2)	(36)
Guess ?, Inc.	(54)	(1,167)
H & R Block, Inc.	(65)	(2,789)
LCI Industries	(5)	(644)
Lennar Corporation - Class A	(11)	(1,196)
Marriott Vacations Worldwide Corporation	(3)	(331)
National Vision Holdings, Inc.	(15)	(240)
NIO, Inc. - Class A-ADR	(210)	(1,900)
Norwegian Cruise Line Holdings Ltd.	(130)	(2,143)
PENN Entertainment, Inc.	(52)	(1,196)
Pool Corporation	(15)	(5,436)
RH	(16)	(4,153)
Sabre Corporation	(49)	(221)
Snap One Holdings Corp.	(22)	(205)
The Cheesecake Factory Incorporated	(1)	(18)
The Home Depot, Inc.	(18)	(5,528)
The ODP Corporation	(36)	(1,659)
Toll Brothers, Inc.	(19)	(1,418)
Topgolf Callaway Brands Corp.	(48)	(665)
Wayfair Inc. - Class A	—	(14)
Winnebago Industries, Inc.	(15)	(903)
		(45,777)
Information Technology (4.5%)
3D Systems Corporation	(2)	(8)
8X8, Inc.	(25)	(63)
Adeia Inc.	(108)	(1,151)
AMS-Osram AG	(10)	(48)
ASML Holding N.V. - ADR	(5)	(2,968)
Bill Holdings, Inc.	(7)	(721)
Blackline, Inc.	(3)	(149)
Broadcom Inc.	(6)	(5,063)
Camtek Ltd.	(1)	(48)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Cerence Inc.	(21)	(424)
Cloudflare, Inc. - Class A	(2)	(124)
Consensus Cloud Solutions, Inc.	(37)	(922)
CrowdStrike Holdings, Inc. - Class A	(26)	(4,355)
Datadog, Inc. - Class A	(14)	(1,260)
Enphase Energy, Inc.	—	(2)
Envestnet, Inc.	—	(5)
Five9, Inc.	(3)	(213)
Guidewire Software, Inc.	(4)	(355)
Harmonic, Inc.	(92)	(882)
HubSpot, Inc.	(5)	(2,390)
KLA Corporation	(7)	(3,347)
Maxeon Solar Technologies, Ltd.	(47)	(546)
Meyer Burger Technology AG	(1,147)	(463)
Mitek Systems, Inc.	(21)	(225)
Model N, Inc.	(2)	(51)
MongoDB, Inc. - Class A	(8)	(2,794)
NetApp, Inc.	(83)	(6,294)
Pagerduty, Inc.	(5)	(111)
Porch Group Inc - Class A	(2)	(2)
Q2 Holdings, Inc.	(8)	(250)
Rapid7, Inc.	(5)	(215)
Seagate Technology Holdings Public Limited Company	(83)	(5,464)
Shopify Inc. - Class A	(1)	(72)
SMART Global Holdings, Inc.	(24)	(587)
Veeco Instruments Inc.	(32)	(893)
Vishay Intertechnology, Inc.	(1)	(29)
Wolfspeed, Inc.	(3)	(133)
Xperi Inc.	(115)	(1,138)
Zscaler, Inc.	(8)	(1,300)
		(45,065)
Industrials (2.1%)
ACCO Brands Corporation	(200)	(1,146)
Allison Systems, Inc.	(36)	(2,101)
American Airlines Group Inc.	(5)	(59)
Arcbest Corporation	(16)	(1,583)
Array Tech, Inc.	(41)	(909)
Bloom Energy Corporation - Class A	(62)	(820)
Cathay Pacific Airways Limited	(1,325)	(1,358)
CSG Systems International, Inc.	—	(13)
Deluxe Corporation	(78)	(1,477)
Desktop Metal Operating, Inc. - Class A	(528)	(771)
Eagle Bulk Shipping Inc.	(89)	(3,753)
Granite Construction Incorporated	(2)	(73)
Masco Corporation	(30)	(1,617)
Plug Power Inc.	(301)	(2,287)
SITC International Holdings Company Limited	(183)	(306)
The Greenbrier Companies, Inc.	(22)	(895)
Virgin Galactic Holdings, Inc. - Class A	(15)	(27)
Werner Enterprises, Inc.	(35)	(1,376)
Xometry, Inc. - Class A	(1)	(23)
		(20,594)
Health Care (1.2%)
Alphatec Holdings, Inc.	(19)	(246)
Apellis Pharmaceuticals, Inc.	(11)	(401)
Coherus Biosciences, Inc.	(49)	(184)
Collegium Pharmaceutical, Inc.	(31)	(687)
CONMED Corporation	(3)	(287)
Cutera, Inc.	(9)	(53)
Dynavax Technologies Corporation	(227)	(3,352)
Evolent Health, Inc. - Class A	(35)	(952)
Health Catalyst, Inc.	(5)	(53)
Innoviva, Inc.	(33)	(425)
Inotiv, Inc.	(5)	(15)
Insmed Incorporated	(17)	(417)
Karyopharm Therapeutics Inc.	(10)	(13)
MannKind Corporation	(174)	(720)
Mirum Pharmaceuticals, Inc.	(1)	(46)
Neogenomics, Inc.	(6)	(78)
Pacira Pharmaceuticals, Inc.	(3)	(90)
PetIQ, Inc. - Class A	(32)	(632)
Pharming Group N.V.	(170)	(218)
Pphm, Inc.	(11)	(104)
Repligen Corporation	(8)	(1,306)
Revolution Medicines, Inc.	(7)	(185)
Travere Therapeutics, Inc.	(24)	(213)
Varex Imaging Corporation	(56)	(1,049)
		(11,726)
Materials (1.0%)
Antofagasta PLC	(7)	(115)
ATI Inc.	(70)	(2,867)
Century Aluminum Company	(30)	(213)
Danimer Scientific, Inc. - Class A	(21)	(43)
Lithium Americas Corp.	(4)	(74)
Livent Corporation	(124)	(2,276)
Newmont Corporation	(21)	(769)
PureCycle Technologies, Inc.	(15)	(84)
The Sherwin-Williams Company	(4)	(957)
Turquoise Hill Resources Ltd - Class A	(128)	(1,094)
United States Steel Corporation	(39)	(1,269)
		(9,761)
Energy (0.9%)
Exxon Mobil Corporation	(26)	(3,004)
Green Plains Inc.	(18)	(556)
Helix Energy Solutions Group, Inc.	(353)	(3,941)
HF Sinclair Corporation	(6)	(322)
Transocean Ltd. (a)	(104)	(857)
		(8,680)
Financials (0.7%)
Arbor Realty Trust, Inc.	(67)	(1,010)
Block, Inc. - Class A	—	(11)
Bread Financial Payments, Inc.	(19)	(650)
Brookfield Asset Management Ltd. - Class A	(2)	(75)
BRP Group, Inc. - Class A	(46)	(1,075)
Encore Capital Group, Inc.	(37)	(1,778)
EZCORP, Inc. - Class A	(134)	(1,106)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(11)	(244)
I3 Verticals, Inc. - Class A	(4)	(89)
PennyMac Mortgage Investment Trust	(8)	(103)
Redwood Trust, Inc.	(26)	(188)
Repay Holdings Corporation - Class A	(1)	(11)
Shift4 Payments, LLC - Class A	(14)	(765)
SoFi Technologies, Inc.	(32)	(256)
WisdomTree, Inc.	(17)	(118)
		(7,479)
Real Estate (0.6%)
Braemar Hotel & Resorts Inc.	(22)	(62)
Compass, Inc. - Class A	(423)	(1,228)
Fastighets AB Balder - Class B	(121)	(540)
KRC Interim Corp.	(57)	(1,007)
Pebblebrook Hotel Trust	(41)	(553)
Realogy Holdings Corp.	(21)	(137)
Redfin Corporation	(3)	(19)
Retail Opportunity Investments Corp.	(84)	(1,036)
StorageVault Canada Inc.	(20)	(68)
Summit Hotel Properties, Inc.	(22)	(129)
Zillow Group, Inc. - Class C	(17)	(796)
		(5,575)
Communication Services (0.4%)
Cinemark Holdings, Inc.	(26)	(475)
Dish Network Corporation - Class A	(7)	(41)
Former Charter Communications Parent, Inc. - Class A	(1)	(403)
Liberty Media Corporation - Series A	(1)	(34)
Live Nation Entertainment, Inc.	(7)	(553)
Match Group, Inc.	(8)	(318)
Sea Limited - Class A-ADR	(5)	(229)
Snap Inc. - Class A	(51)	(456)
TechTarget, Inc.	—	(2)
The Marcus Corporation	(101)	(1,567)
		(4,078)
Consumer Staples (0.3%)
Central Garden & Pet Company - Class A	(34)	(1,369)
Freshpet, Inc.	(10)	(637)
Herbalife Nutrition Ltd.	(30)	(423)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
The Beauty Health Company - Class A	(9)	(56)
The Chefs' Warehouse, Inc.	(19)	(403)
The J. M. Smucker Company	(1)	(92)
		(2,980)
Utilities (0.0%)
CenterPoint Energy, Inc.	—	(2)
Sunnova Energy International Inc.	—	(5)
		(7)
Total Common Stocks (proceeds $153,850)		(161,722)
INVESTMENT COMPANIES (4.4%)
Invesco QQQ Trust Series I - Series 1	(7)	(2,590)
iShares iBoxx $ High Yield Corporate Bond ETF	(105)	(7,752)
SPDR S&P 500 ETF Trust	(61)	(26,263)
VanEck Semiconductor ETF	(47)	(6,814)
Total Investment Companies (proceeds $41,100)		(43,419)
CORPORATE BONDS AND NOTES (0.2%)
Information Technology (0.1%)
Advanced Energy Industries, Inc.
2.50%, 09/15/28 (b)	(278)	(283)
Akamai Technologies, Inc.
0.38%, 09/01/27 (b)	(276)	(291)
Bentley Systems, Incorporated
0.38%, 07/01/27 (b)	(288)	(250)
Workiva Inc.
1.25%, 08/15/28 (b) (c)	(289)	(287)
		(1,111)
Industrials (0.1%)
Fluor Corporation
1.13%, 08/15/29 (b) (c)	(276)	(287)
JetBlue Airways Corporation
0.50%, 04/01/26 (b)	(43)	(34)
Tetra Tech, Inc.
2.25%, 08/15/28 (b) (c)	(288)	(285)
		(606)
Health Care (0.0%)
Envista Holdings Corporation
1.75%, 08/15/28 (b)	(552)	(513)
Consumer Discretionary (0.0%)
Wayfair Inc.
0.63%, 10/01/25 (b)	(166)	(144)
Total Corporate Bonds And Notes (proceeds $2,369)		(2,374)
SHORT TERM INVESTMENTS (2.3%)
Treasury Securities (2.3%)
Treasury, United States Department of
5.36%, 10/12/23	(23,000)	(22,967)
Total Short Term Investments (proceeds $22,963)		(22,967)
Total Securities Sold Short (23.2%) (proceeds $220,282)		(230,482)

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Convertible security.

(c) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of September 30, 2023, the value and the percentage of net assets of these liquid securities was $859 and 0.1%, respectively.

JNL Multi-Manager Alternative Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	150,931	686,524	698,294	5,646	—	—	139,161	14.0
JNL Government Money Market Fund, 5.26% - Class SL	—	81,064	80,058	24	—	—	1,006	0.1
JNL Securities Lending Collateral Fund - Institutional Class	1,590	16,455	18,045	17	—	—	—	—
	152,521	784,043	796,397	5,687	—	—	140,167	14.1

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
3SBio Inc.	06/29/23	213	183	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	05/10/23	145	139	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/11/23	243	246	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	02/06/23	137	138	—
Adani Ports and Special Economic Zone Limited, 5.00%, 08/02/41	01/31/23	272	265	—
Adyen N.V.	06/13/18	4,170	4,277	0.5
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	07/27/23	190	177	—
Alibaba Group Holding Limited	05/18/21	409	233	—
Altaba Inc. (callable at 104.50, 11/13/23)	09/30/22	—	—	—
AMS-Osram AG, 2.13%, 11/03/27	02/17/21	1,919	1,495	0.2
Aris Mining Corporation, 6.88%, 08/09/26	05/10/23	162	164	—
Banco Davivienda S A, 6.65% (callable at 100, 04/22/31)	07/28/22	152	134	—
Basic-Fit N.V.	07/25/23	(129)	(115)	—
Basic-Fit N.V., 1.50%, 06/17/28	07/13/23	1,512	1,379	0.2
BRF S.A., 5.75%, 09/21/50	07/22/22	267	267	—
Cabinet of Ministers of Ukraine, 0.00%, 03/15/35	03/19/21	304	80	—
Camposol SA, 6.00%, 02/03/27	08/09/21	355	207	—
Cap S.A., 3.90%, 04/27/31	06/28/23	147	149	—
Cathay Pacific Airways Limited, 2.75%, 02/05/26	12/29/21	2,327	2,353	0.3
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	08/01/23	184	187	—
Commonwealth of Australia, 3.00%, 03/21/47	12/19/22	394	330	0.1
Coruripe Netherlands B.V., 10.00%, 02/10/27	06/09/22	183	146	—
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	11/10/20	371	275	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CT Trust, 5.13%, 02/03/32	02/16/23	167	157	—
Delivery Hero SE	01/21/22	461	187	—
Delivery Hero SE, 1.00%, 01/23/27	03/10/22	1,143	1,064	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	08/24/21	346	268	—
Enfragen Energia Sur SA., 5.38%, 12/30/30	05/06/22	291	279	0.1
Fastighets AB Balder, 3.50%, 02/23/28	04/28/23	1,063	1,095	0.1
Gobierno de la Provincia de Buenos Aires, 6.38%, 09/01/37	06/21/23	18	17	—
Gran Tierra Energy Inc., 7.75%, 05/23/27	10/08/21	185	173	—
IAMGOLD Corporation, 5.75%, 10/15/28	07/20/23	80	78	—
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	08/30/23	162	164	—
Just Eat Takeaway.Com N.V.	03/17/21	909	142	—
Just Eat Takeaway.Com N.V., 1.25%, 04/30/26	03/10/21	954	723	0.1
Kenya, Government of, 7.25%, 02/28/28	07/28/22	182	193	—
Lagardere SCA, 2.13%, 10/16/26	02/03/23	1,173	1,140	0.1
Lagardere SCA, 1.75%, 10/07/27	02/02/23	1,066	1,036	0.1
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	04/22/22	198	179	—
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	06/28/23	146	148	—
MBT Systems GmbH, 3.50%, 07/08/27	07/14/23	1,314	928	0.1
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	03/16/22	341	297	0.1
Meridan Management Ltd	03/05/21	317	—	—
Minejesa Capital B.V., 5.63%, 08/10/37	06/11/21	431	345	0.1
Ministry of Finance of the Russian Federation, 0.00%, 05/23/29	09/04/20	549	129	—
Ministry of Finance of the Russian Federation, 0.00%, 03/16/39	01/16/20	548	77	—
Nigeria, Federal Government of, 6.13%, 09/28/28	08/02/22	152	159	—
OCP S.A., 5.13%, 06/23/51	04/14/22	190	165	—
Origin Energy Finance Limited, 1.00%, 09/17/29	05/22/23	200	192	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/30/22	335	240	—
Pharming Group N.V., 3.00%, 01/21/25	11/17/20	1,171	1,123	0.1
RKP Overseas Finance 2016 (A) Limited, 7.95% (callable at 100, 02/17/24)	12/06/19	192	41	—
Ronshine China Holdings Limited, 0.00%, 08/05/24	09/15/20	199	8	—
Samsonite International S.A.	05/29/23	1,571	1,982	0.2
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	07/28/22	152	159	—
Simpar Europe, 5.20%, 01/26/31	03/21/22	174	161	—
TE Connectivity Ltd.	04/26/19	2,177	2,735	0.3
Tecila Sociedad Anonima, 7.00%, 12/15/47	04/25/22	177	189	—
Thaioil Treasury Center Company Limited, 3.75%, 06/18/50	12/01/22	129	121	—
The Arab Republic of Egypt, 5.25%, 10/06/25	08/01/22	197	176	—
Transocean Ltd.	02/23/23	(708)	(857)	(0.1)
UBS Group Funding (Switzerland) AG, 7.00% (callable at 100, 02/19/25)	04/28/15	202	194	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	06/04/19	181	1	—
Unigel Luxembourg SA, 8.75%, 10/01/26	06/13/23	162	139	—
UPL Corporation Limited, 5.25% (callable at 100, 02/27/25)	08/19/22	307	305	0.1
Vedanta Resources Limited, 6.13%, 08/09/24	07/06/22	279	254	—
VTR Finance N.V., 6.38%, 07/15/28	04/22/22	235	95	—
Zip Co Limited, 0.00%, 04/23/28	08/21/23	235	137	—
		33,880	29,247	2.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Alternative Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
Lealand Finance Company B.V. - Term Loan	224	30

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M SOFR Index	58	June 2024		13,761	1	(40)
3M SOFR Index	24	March 2025		5,760	2	(36)
3M SOFR Index	128	June 2025		30,616	11	7
3M SOFR Index	70	March 2026		16,815	11	(8)
3M SONIA Index	33	September 2024	GBP	7,787	11	36
AUD/USD Spot Rate	2	December 2023		129	—	—
Euro Bund	93	December 2023	EUR	12,134	158	(180)
Euro Buxl 30 Year Bond	8	December 2023	EUR	1,033	24	(58)
JPY/USD Spot Rate	33	December 2023		2,848	(4)	(52)
Long Gilt	16	December 2023	GBP	1,517	25	(12)
MXN/USD Spot Rate	70	December 2023		1,979	26	6
United States 2 Year Note	167	January 2024		33,871	19	(18)
United States Long Bond	753	December 2023		89,907	212	(4,230)
United States Ultra Bond	96	December 2023		12,049	35	(655)
					531	(5,240)
Short Contracts
30 Day Fed Funds Rate	(244)	November 2023		(96,255)	(3)	(3)
3M SOFR Index	(447)	December 2023		(105,857)	(6)	108
3M SOFR Index	(142)	March 2024		(33,717)	(2)	151
CAD/USD Spot Rate	(52)	December 2023		(3,836)	16	(3)
EUR/USD Spot Rate	(16)	December 2023		(2,151)	(5)	29
GBP/USD Spot Rate	(25)	December 2023		(1,948)	(2)	40
Japan 10 Year Bond	(24)	December 2023	JPY	(3,505,680)	24	180
United States 10 Year Note	(914)	December 2023		(100,343)	(172)	1,574
United States 10 Year Ultra Bond	(307)	December 2023		(35,124)	(71)	874
United States 5 Year Note	(656)	January 2024		(69,213)	(76)	97
					(297)	3,047

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	9.26	(M)	10/25/32	MXN	27,543	7	(29)
28-Day MEXIBOR (M)	Paying	8.45	(M)	03/01/33	MXN	20,692	5	(76)
U.S. SOFR (A)	Receiving	3.27	(A)	04/30/29		5,444	(4)	207
U.S. SOFR (A)	Receiving	3.22	(A)	05/15/32		7,800	(11)	432
U.S. SOFR (A)	Receiving	3.05	(A)	02/15/48		2,227	(5)	278
U.S. SOFR (A)	Receiving	2.60	(A)	02/15/48		11,380	(25)	2,077
U.S. SOFR (A)	Receiving	3.15	(A)	05/15/48		2,877	(7)	925
U.S. SOFR (A)	Receiving	2.50	(A)	04/21/52		990	(2)	253
U.S. SOFR (A)	Paying	4.60	(A)	06/04/24		2,647	—	(17)
U.S. SOFR (A)	Paying	3.55	(A)	03/01/25		83,433	2	(1,270)
U.S. SOFR (A)	Paying	3.40	(A)	06/21/25		30,918	1	(406)
U.S. SOFR (A)	Paying	1.40	(A)	10/13/25		17,351	10	(482)
U.S. SOFR (A)	Paying	4.00	(A)	02/29/28		21,160	23	(308)
U.S. SOFR (A)	Paying	4.18	(A)	02/29/28		17,410	19	(145)
							13	1,439

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.HY.41 (Q)	N/A	5.00	12/20/28	868	(7)	2	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.IG.41 (Q)	0.74	1.00	12/20/28	(10,092)	121	(3)	(13)
Teva Pharmaceutical Industries Ltd (Q)	2.19	1.00	06/20/26	(296)	(4)	—	26
					117	(3)	13

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, Nov. 2023	(8)	EUR	131.00	10/27/23	12	(13)
Euro Bund Future, Nov. 2023	(4)	EUR	130.00	10/27/23	—	—
Euro Bund Future, Nov. 2023	(12)	EUR	131.00	10/27/23	(2)	3
					10	(10)

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
3M SOFR Index Future, Dec. 2023	Call	97.38	12/15/23	307	4
AUD/USD Spot Rate Future, Dec. 2023	Call	0.65	10/06/23	28	8
AUD/USD Spot Rate Future, Dec. 2023	Call	0.65	11/03/23	8	6
EUR/USD Spot Rate Future, Dec. 2023	Call	1.10	10/06/23	4	—
EUR/USD Spot Rate Future, Dec. 2023	Call	1.08	10/06/23	8	—
EUR/USD Spot Rate Future, Dec. 2023	Put	1.09	10/06/23	11	39
JPY/USD Spot Rate Future, Dec. 2023	Call	0.007	10/06/23	31	—
SOFR 1 Year Midcurve Future, Dec. 2023	Put	97.00	10/13/23	47	187
SOFR 1 Year Midcurve Future, Dec. 2023	Put	96.00	12/15/23	74	126
SOFR 1 Year Midcurve Future, Dec. 2023	Put	95.88	12/15/23	32	46
United States 10 Year Note 1st Week Future, Dec. 2023	Put	108.00	10/06/23	23	9
United States 10 Year Note 1st Week Future, Dec. 2023	Put	108.25	10/06/23	24	12
United States 10 Year Note 5th Week Future, Dec. 2023	Call	108.50	09/29/23	30	—
United States 10 Year Note 5th Week Future, Dec. 2023	Call	108.25	09/29/23	30	—
United States 10 Year Note Future, Dec. 2023	Call	109.50	10/27/23	8	3
United States 10 Year Note Future, Dec. 2023	Call	110.50	10/27/23	8	1
United States 10 Year Note Future, Dec. 2023	Call	108.25	10/27/23	12	9
United States 10 Year Note Future, Dec. 2023	Call	108.50	10/27/23	23	15
United States 10 Year Note Future, Dec. 2023	Put	107.50	10/27/23	30	20
United States 5 Year Note 1st Week Future, Dec. 2023	Call	105.00	10/06/23	15	7
United States 5 Year Note 1st Week Future, Dec. 2023	Call	105.25	10/06/23	23	8
United States 5 Year Note 5th Week Future, Dec. 2023	Call	105.50	09/29/23	1	—
United States 5 Year Note Future, Dec. 2023	Call	106.50	10/27/23	22	4
United States 5 Year Note Future, Dec. 2023	Call	105.50	10/27/23	100	48
United States 5 Year Note Future, Dec. 2023	Call	105.25	10/27/23	52	32
United States Long Bond 1st Week Future, Dec. 2023	Call	115.50	10/06/23	15	4
United States Long Bond 5th Week Future, Dec. 2023	Call	116.50	09/29/23	10	—
United States Long Bond Future, Dec. 2023	Call	120.50	10/27/23	80	13
United States Long Bond Future, Dec. 2023	Call	115.50	10/27/23	23	25
United States Long Bond Future, Dec. 2023	Call	113.50	10/27/23	8	16
					642
Options on Securities
Akamai Technologies, Inc.	Call	105.00	10/20/23	16	5
American Airlines Group Inc.	Call	16.00	01/19/24	58	1
Carnival Corporation	Put	13.00	10/06/23	56	1
Fluor Corporation	Call	35.00	10/20/23	43	10
Groupon, Inc.	Put	4.00	10/20/23	16	—
Helix Energy Solutions Group, Inc.	Put	9.00	12/15/23	334	9
Horizon Therapeutics Public Limited Company	Put	100.00	01/19/24	135	6
JetBlue Airways Corporation	Call	7.00	01/19/24	58	1
Norwegian Cruise Line Holdings Ltd.	Put	16.00	10/06/23	56	1
Plug Power Inc.	Call	9.00	10/27/23	56	1
Porch Group Inc	Call	2.50	01/19/24	54	—
Realogy Holdings Corp.	Call	7.50	12/15/23	53	2
Realogy Holdings Corp.	Call	10.00	12/15/23	115	1
Redfin Corporation	Call	13.00	01/19/24	115	2
Seagen Inc.	Put	190.00	06/21/24	164	114
Sirius XM Holdings Inc.	Call	6.00	10/20/23	56	—
Teck Resources Limited	Put	38.00	10/20/23	176	3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Teck Resources Limited	Put	35.00	11/17/23	31	1
Teck Resources Limited	Put	33.00	11/17/23	63	1
United States Steel Corporation	Put	25.00	10/20/23	782	3
					162

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/INR Spot Rate	JPM	Put	INR	82.00	12/19/23	608,000	1

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
3M SOFR Index Future, Dec. 2023	Call	97.25	12/15/23	89	(1)
3M SOFR Index Future, Dec. 2023	Call	95.00	12/15/23	49	(3)
3M SOFR Index Future, Dec. 2023	Call	98.25	12/15/23	462	(3)
3M SOFR Index Future, Dec. 2023	Call	98.13	12/15/23	151	(1)
3M SOFR Index Future, Dec. 2023	Call	94.75	12/15/23	163	(15)
3M SOFR Index Future, Dec. 2023	Call	94.50	12/15/23	60	(19)
3M SOFR Index Future, Dec. 2023	Call	95.75	12/15/23	3	—
3M SOFR Index Future, Dec. 2023	Call	95.50	12/15/23	120	—
3M SOFR Index Future, Dec. 2023	Put	95.50	12/15/23	198	(476)
3M SOFR Index Future, Dec. 2023	Put	94.50	12/15/23	32	(6)
3M SOFR Index Future, Mar. 2024	Call	95.00	03/15/24	53	(18)
3M SOFR Index Future, Mar. 2024	Call	94.75	03/15/24	15	(7)
3M SOFR Index Future, Mar. 2024	Put	95.00	03/15/24	32	(40)
AUD/USD Spot Rate Future, Dec. 2023	Put	0.64	11/03/23	8	(4)
EUR/USD Spot Rate Future, Dec. 2023	Call	1.09	10/06/23	4	—
JPY/USD Spot Rate Future, Dec. 2023	Put	0.01	11/03/23	4	(4)
SOFR 1 Year Midcurve Future, Dec. 2023	Call	97.00	12/15/23	277	(13)
SOFR 1 Year Midcurve Future, Dec. 2023	Call	96.75	12/15/23	10	—
SOFR 1 Year Midcurve Future, Dec. 2023	Put	96.25	10/13/23	47	(98)
SOFR 1 Year Midcurve Future, Dec. 2023	Put	96.50	10/13/23	47	(128)
SOFR 1 Year Midcurve Future, Dec. 2023	Put	95.25	12/15/23	64	(31)
SOFR 1 Year Midcurve Future, Dec. 2023	Put	95.38	12/15/23	148	(94)
United States 10 Year Note 1st Week Future, Dec. 2023	Call	109.00	10/06/23	33	(3)
United States 10 Year Note 1st Week Future, Dec. 2023	Call	108.75	10/06/23	24	(4)
United States 10 Year Note 5th Week Future, Dec. 2023	Call	109.00	09/29/23	8	—
United States 10 Year Note 5th Week Future, Dec. 2023	Call	109.25	09/29/23	15	—
United States 10 Year Note Future, Dec. 2023	Call	112.50	10/27/23	37	—
United States 10 Year Note Future, Dec. 2023	Call	112.00	10/27/23	38	(2)
United States 10 Year Note Future, Dec. 2023	Call	113.00	10/27/23	44	—
United States 10 Year Note Future, Dec. 2023	Call	109.00	10/27/23	20	(10)
United States 10 Year Note Future, Dec. 2023	Call	111.00	11/24/23	25	(8)
United States 10 Year Note Future, Dec. 2023	Call	109.00	11/24/23	36	(30)
United States 10 Year Note Future, Dec. 2023	Put	109.00	10/27/23	8	(12)
United States 10 Year Note Future, Dec. 2023	Put	108.00	10/27/23	81	(70)
United States 2 Year Note Future, Dec. 2023	Call	101.75	10/27/23	30	(6)
United States 2 Year Note Future, Dec. 2023	Call	101.50	10/27/23	30	(10)
United States 2 Year Note Weekly Future, Dec. 2023	Call	101.38	09/29/23	30	—
United States 5 Year Note 1st Week Future, Dec. 2023	Call	105.50	10/06/23	45	(9)
United States 5 Year Note 5th Week Future, Dec. 2023	Call	105.75	09/29/23	33	—
United States 5 Year Note Future, Dec. 2023	Call	107.50	10/27/23	37	(2)
United States 5 Year Note Future, Dec. 2023	Call	107.00	10/27/23	8	(1)
United States 5 Year Note Future, Dec. 2023	Call	106.00	10/27/23	70	(22)
United States 5 Year Note Future, Dec. 2023	Call	106.25	10/27/23	45	(12)
United States 5 Year Note Future, Dec. 2023	Call	105.75	10/27/23	45	(18)
United States 5 Year Note Future, Dec. 2023	Call	106.00	11/24/23	30	(16)
United States 5 Year Note Future, Dec. 2023	Put	106.00	10/27/23	60	(56)
United States 5 Year Note Future, Dec. 2023	Put	105.00	10/27/23	30	(12)
United States Long Bond 1st Week Future, Dec. 2023	Call	118.00	10/06/23	8	—
United States Long Bond 1st Week Future, Dec. 2023	Call	116.00	10/06/23	8	(2)
United States Long Bond 1st Week Future, Dec. 2023	Call	115.00	10/06/23	39	(16)
United States Long Bond 5th Week Future, Dec. 2023	Call	116.00	09/29/23	16	—
United States Long Bond 5th Week Future, Dec. 2023	Call	117.50	09/29/23	23	—
United States Long Bond 5th Week Future, Dec. 2023	Call	117.00	09/29/23	11	—
United States Long Bond 5th Week Future, Dec. 2023	Call	114.50	09/29/23	8	—
United States Long Bond 5th Week Future, Dec. 2023	Call	115.50	09/29/23	4	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States Long Bond 5th Week Future, Dec. 2023	Call	115.00	09/29/23	8	—
United States Long Bond Future, Dec. 2023	Call	121.00	10/27/23	15	(2)
United States Long Bond Future, Dec. 2023	Call	118.00	10/27/23	124	(49)
United States Long Bond Future, Dec. 2023	Call	123.00	10/27/23	16	(2)
United States Long Bond Future, Dec. 2023	Call	122.00	10/27/23	45	(5)
United States Long Bond Future, Dec. 2023	Call	115.00	10/27/23	4	(4)
United States Long Bond Future, Dec. 2023	Call	114.50	10/27/23	23	(34)
United States Long Bond Future, Dec. 2023	Call	117.00	10/27/23	8	(4)
United States Long Bond Future, Dec. 2023	Call	116.00	10/27/23	10	(10)
United States Long Bond Future, Dec. 2023	Put	117.00	10/27/23	34	(129)
United States Long Bond Future, Dec. 2023	Put	118.00	10/27/23	54	(250)
United States Long Bond Future, Dec. 2023	Put	115.00	10/27/23	30	(74)
United States Long Bond Future, Dec. 2023	Put	111.00	10/27/23	9	(8)
United States Long Bond Future, Dec. 2023	Put	112.50	10/27/23	31	(39)
					(1,892)
Options on Securities
Abcam PLC	Call	25.00	11/17/23	74	—
Activision Blizzard, Inc.	Put	92.50	10/20/23	18	(2)
Albertsons Companies, Inc.	Call	23.00	10/20/23	423	(9)
Capri Holdings Limited	Call	52.50	10/20/23	79	(7)
Capri Holdings Limited	Call	50.00	10/20/23	191	(61)
Capri Holdings Limited	Call	52.50	11/17/23	46	(8)
Capri Holdings Limited	Call	57.50	01/19/24	96	(2)
Horizon Therapeutics Public Limited Company	Call	110.00	10/20/23	112	(71)
Horizon Therapeutics Public Limited Company	Put	60.00	01/19/24	90	—
Horizon Therapeutics Public Limited Company	Put	55.00	01/19/24	45	—
Intercontinental Exchange, Inc.	Call	110.00	10/20/23	8	(2)
Plug Power Inc.	Put	7.50	12/15/23	270	(26)
Radius Global Infrastructure, Inc.	Call	15.00	10/20/23	16	—
Reata Pharmaceuticals, Inc.	Call	175.00	10/20/23	4	—
Seagen Inc.	Call	200.00	10/20/23	95	(135)
Seagen Inc.	Put	145.00	06/21/24	164	(42)
Silicon Motion, Inc.	Call	55.00	10/20/23	9	(1)
Sovos Brands, Inc.	Call	25.00	02/16/24	915	(16)
Splunk Inc.	Call	145.00	10/20/23	69	(14)
Splunk Inc.	Call	150.00	11/17/23	26	(1)
Splunk Inc.	Call	145.00	11/17/23	70	(23)
Teck Resources Limited	Call	42.00	10/20/23	176	(39)
Teck Resources Limited	Call	44.00	11/17/23	94	(21)
Teck Resources Limited	Call	37.00	11/17/23	63	(43)
Teck Resources Limited	Call	39.00	11/17/23	31	(16)
Tower Semiconductor Ltd.	Call	28.00	10/20/23	27	—
United States Steel Corporation	Call	30.00	10/20/23	391	(107)
United States Steel Corporation	Call	29.00	10/20/23	257	(94)
United States Steel Corporation	Call	28.00	10/20/23	134	(62)
					(802)

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/BRL Spot Rate	CIT	Call	BRL	4.98	10/11/23	310,000	(5)
USD/BRL Spot Rate	MSC	Call	BRL	5.01	10/10/23	380,000	(5)
USD/BRL Spot Rate	CIT	Put	BRL	4.98	10/11/23	310,000	(2)
USD/BRL Spot Rate	MSC	Put	BRL	5.01	10/10/23	380,000	(3)
							(15)

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	10/20/23	AUD	4,689	3,017	(113)
AUD/USD	BNP	10/20/23	AUD	410	264	1
AUD/USD	GSC	12/05/23	AUD	109	70	—
BRL/USD	MSC	10/20/23	BRL	6,259	1,242	(23)
CAD/USD	BNP	10/20/23	CAD	4,963	3,655	(90)
CNY/USD	MSC	10/20/23	CNY	4,215	578	(10)
COP/USD	JPM	10/20/23	COP	1,158,100	282	10
DKK/USD	GSC	10/04/23	DKK	1,401	199	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Alternative Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
DKK/USD	JPM	10/04/23	DKK	3,811	540	3
EUR/USD	GSC	10/04/23	EUR	247	261	(13)
EUR/USD	MSC	10/20/23	EUR	508	538	(16)
EUR/USD	SSB	12/27/23	EUR	1,374	1,459	1
GBP/USD	MSC	10/20/23	GBP	704	859	(37)
HKD/USD	SSB	10/03/23	HKD	111	14	—
HUF/USD	BNP	10/20/23	HUF	160,124	433	(5)
HUF/USD	BOA	10/20/23	HUF	60,368	163	(2)
INR/USD	MSC	10/20/23	INR	238,287	2,867	(16)
JPY/USD	GSC	10/06/23	JPY	355,086	2,377	(2)
JPY/USD	MSC	10/20/23	JPY	390,815	2,623	(54)
KRW/USD	BBH	10/04/23	KRW	23,351	17	—
KRW/USD	BNP	10/20/23	KRW	1,601,071	1,188	(48)
MXN/USD	GSC	10/20/23	MXN	7,076	405	(12)
MYR/USD	MSC	10/20/23	MYR	2,801	597	(10)
NOK/USD	BNP	10/20/23	NOK	13,315	1,245	(8)
NOK/USD	BNP	10/20/23	NOK	6,109	571	—
TWD/USD	BOA	10/20/23	TWD	1,070	33	—
USD/AUD	GSC	12/05/23	AUD	(2,448)	(1,578)	69
USD/AUD	SSB	12/27/23	AUD	(824)	(531)	(1)
USD/CAD	JPM	10/13/23	CAD	(1,767)	(1,301)	11
USD/CAD	SSB	12/27/23	CAD	(1,854)	(1,367)	11
USD/CNY	MSC	10/20/23	CNY	(4,215)	(578)	7
USD/COP	MSC	10/20/23	COP	(1,158,100)	(282)	(2)
USD/DKK	GSC	10/04/23	DKK	(1,401)	(199)	8
USD/DKK	JPM	10/04/23	DKK	(3,811)	(541)	20
USD/EUR	GSC	10/04/23	EUR	(248)	(261)	8
USD/EUR	GSC	10/19/23	EUR	(128)	(135)	5
USD/EUR	JPM	10/19/23	EUR	(254)	(268)	10
USD/EUR	CIT	10/20/23	EUR	(99)	(105)	(1)
USD/EUR	MSC	10/20/23	EUR	(1,152)	(1,219)	43
USD/EUR	JPM	12/21/23	EUR	(2,100)	(2,229)	26
USD/EUR	JPM	12/22/23	EUR	(200)	(212)	6
USD/EUR	SSB	12/27/23	EUR	(6,508)	(6,910)	4
USD/GBP	MSC	10/20/23	GBP	(304)	(371)	17
USD/GBP	JPM	12/06/23	GBP	(729)	(889)	21
USD/GBP	GSC	12/27/23	GBP	(1,808)	(2,207)	59
USD/HKD	SSB	12/27/23	HKD	(3,719)	(476)	1
USD/HUF	JPM	10/20/23	HUF	(220,492)	(597)	16
USD/IDR	JPM	10/20/23	IDR	(52,161,154)	(3,375)	79
USD/INR	JPM	10/20/23	INR	(22,970)	(276)	—
USD/INR	MSC	10/20/23	INR	(303,765)	(3,655)	27
USD/INR	JPM	12/20/23	INR	(21,184)	(254)	2
USD/JPY	GSC	10/06/23	JPY	(355,086)	(2,377)	31
USD/JPY	MSC	10/20/23	JPY	(662,891)	(4,450)	305
USD/JPY	GSC	12/26/23	JPY	(490,206)	(3,329)	197
USD/MXN	GSC	10/20/23	MXN	(757)	(43)	—
USD/MXN	JPM	10/20/23	MXN	(10,579)	(605)	18
USD/MXN	MSC	10/20/23	MXN	(10,478)	(599)	18
USD/MYR	MSC	10/20/23	MYR	(2,801)	(597)	15
USD/NOK	BNP	10/20/23	NOK	(3,157)	(295)	17
USD/PLN	BOA	10/20/23	PLN	(7,485)	(1,712)	105
USD/TWD	BOA	10/20/23	TWD	(42,102)	(1,307)	50
USD/ZAR	JPM	10/20/23	ZAR	(10,289)	(543)	—
					(20,176)	758

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BNP	12.61	(A)	01/02/29	BRL	13,790	—	101
BRAZIBOR (A)	Paying	BOA	11.99	(A)	01/04/27	BRL	22,445	—	62
BRAZIBOR (A)	Paying	JPM	12.89	(A)	01/02/29	BRL	26,633	—	239
								—	402

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Acer Inc. (M)	MSC	Federal Funds Effective Rate -3.38% (M)	TBD	(487,000)		(375)	(172)
Al Rajhi Banking and Investment Corporation (MT)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(35,615)		(675)	27
Albemarle Corporation (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(3,732)		(734)	113
Alibaba Group Holding Limited (M)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	47,154		4,207	(141)
Alibaba Group Holding Limited (M)	GSC	1M HIBOR +0.50% (M)	TBD	24,700	HKD	2,296	(31)
Allkem Limited (MT)	GSC	RBA Interbank Overnight Cash Rate -0.50% (M)	TBD	(82,266)	AUD	(935)	(12)
Alpha and Omega Semiconductor Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(22,994)		(763)	100
Amorepacific Corporation (M)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(6,314)		(595)	25
Antofagasta PLC (MT)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(5,228)	GBP	(76)	2
Arcos Dorados S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	46,413		365	73
ASMedia Technology Inc. (MT)	GSC	Federal Funds Effective Rate -9.25% (M)	TBD	(13,000)		(298)	(186)
Aspen Pharmacare Holdings Limited (MT)	MSC	South African Johannesburg Interbank Agreed Rate +0.75% (M)	TBD	62,021	ZAR	10,084	34
AUO Corporation (MT)	MSC	Federal Funds Effective Rate +0.85% (M)	TBD	849,000		493	(66)
B3 S.A. - Brasil, Bolsa, Balcao (M)	BOA	Federal Funds Effective Rate -0.40% (M)	TBD	(63,600)		(148)	(6)
Banco Do Brasil SA (MT)	MSC	Federal Funds Effective Rate +0.45% (M)	TBD	49,700		338	233
Banco Santander (Brasil) S.A. (MT)	JPM	OBFR -4.25% (M)	TBD	(78,100)		(481)	74
Banco Santander-Chile (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	6,059		96	13
Becle, S.A. de C.V. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(177,500)		(472)	50
Camtek Ltd. (MT)	MSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,822)		(152)	(206)
Capitec Bank Holdings (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.80% (M)	TBD	(9,283)	ZAR	(17,003)	77
CEMEX S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	156,443		1,201	(189)
Central Plaza Hotel Public Company Limited (MT)	MSC	Federal Funds Effective Rate -7.75% (M)	TBD	(362,000)		(478)	9
China Coal Energy Company Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(986,000)	HKD	(5,663)	(45)
China National Building Material Co., Ltd. (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(918,000)	HKD	(5,963)	243
China Resources Microelectronics Limited (MT)	HSB	Federal Funds Effective Rate -3.50% (M)	TBD	(6,049)		(46)	1
China Resources Microelectronics Limited (MT)	GSC	Federal Funds Effective Rate -13.00% (M)	TBD	(55,613)		(421)	5
China Shenhua Energy Company Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(245,000)	HKD	(5,727)	(57)
China Taiping Insurance Holdings Company Limited (M)	GSC	1M HIBOR -0.50% (M)	TBD	(154,600)	HKD	(1,393)	27
Chunbo Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -8.25% (M)	TBD	(3,329)		(592)	262
Chunbo Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -5.00% (M)	TBD	(1,173)		(210)	98
Clicks Group (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.75% (M)	TBD	(16,915)	ZAR	(4,387)	4
Coca-Cola FEMSA, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	3,469		254	10
Com7 Public Company Limited (MT)	MSC	Federal Funds Effective Rate -26.38% (M)	TBD	(726,300)		(666)	4
Com7 Public Company Limited (MT)	GSC	Federal Funds Effective Rate -27.75% (M)	TBD	(48,700)		(44)	2
Compal Electronics, Inc. (M)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(393,000)		(283)	(91)
Credicorp Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	1,371		179	(9)
DBS Group Holdings Ltd (M)	GSC	Singapore Swap Offer Rate +0.50% (M)	TBD	23,277	SGD	788	(8)
Diodes Incorporated (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(5,553)		(520)	92
Doosan Bobcat Inc. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	22,747		1,002	(157)
Dyaco International Inc. (M)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(113,507)		(143)	17
Ecopro BM Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(1,484)		(283)	7
ELAN Microelectronics Corporation (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	72,000		247	54
Erste Group Bank AG (M)	GSC	1W Euribor +0.45% (M)	TBD	23,456	EUR	714	69
Faraday Technology Corporation (MT)	GSC	Federal Funds Effective Rate -6.50% (M)	TBD	(81,000)		(474)	(329)
Formosa Plastics Corporation (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(93,000)		(272)	37
Freeport-McMoRan Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(7,963)		(309)	16
Ganfeng Lithium Group Co., Ltd (MT)	HSB	Federal Funds Effective Rate -0.35% (M)	TBD	(109,400)	HKD	(5,652)	284
GCL-Poly Energy Holdings Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(4,357,000)	HKD	(7,592)	147
Gerdau S.A. (MT)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	95,113		469	(16)
Globant S.A. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(1,198)		(222)	(9)
GRUMA, S.A.B. de C.V. (MT)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	19,515		337	(7)
Grupo Comercial Chedraui, S.A.B. de C.V. (M)	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	114,600		480	174
Grupo Financiero Banorte, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	189,800		1,591	(32)
Grupo Mexico, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(59,200)		(236)	(44)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Hangzhou Silan Microelectronics Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -4.00% (M)	TBD	(34,536)		(180)	58
Hangzhou Silan Microelectronics Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -10.50% (M)	TBD	(124,100)		(588)	129
Hansol Chemical Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -0.75% (M)	TBD	(2,971)		(461)	99
Hansol Chemical Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,718)		(261)	52
HD Hyundai Infracore Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	112,904		1,015	(143)
Headhunter Group PLC (MT) ‡	MSC	Federal Funds Effective Rate +0.55% (M)	TBD	13,705		206	(214)
Henan Shenhuo Coal & Power Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -18.00% (M)	TBD	(247,700)		(571)	(11)
Hess Corporation (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(4,043)		(565)	(44)
Hikma Pharmaceuticals Public Limited Company (MT)	GSC	Sterling Overnight Index Average +0.43% (M)	TBD	43,800	GBP	816	119
HIWIN Technologies Corp. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	109,000		747	(70)
Hua Hong Semiconductor Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(255,000)	HKD	(6,847)	251
Hyundai Engineering & Construction Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	10,738		283	3
Hyundai Mobis Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	9,134		1,504	98
Hyundai Motor Company (MT)	MSC	Federal Funds Effective Rate -0.05% (M)	TBD	(1,639)		(204)	(25)
Hyundai Steel Company (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	18,632		491	31
Hyundai WIA Corp. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	9,891		483	(21)
IBIDEN Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(100)	JPY	(519)	(2)
IGO Limited (MT)	GSC	RBA Interbank Overnight Cash Rate -0.50% (M)	TBD	(74,295)	AUD	(944)	(30)
Infosys Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(40,408)		(651)	(33)
InMode Ltd (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	37,657		1,364	(247)
Innolux Corporation (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	1,484,850		732	(107)
Itau Unibanco Holding S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	22,466		111	17
JD.com, Inc. (MT)	GSC	1M HIBOR +0.50% (M)	TBD	1,633	HKD	371	(24)
JD.com, Inc. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	39,215		1,617	(501)
Jeronimo Martins, SGPS, S.A. (M)	GSC	1W Euribor +0.45% (M)	TBD	115,024	EUR	2,331	154
Kerry Express (Thailand) Public Company Limited (MT)	MSC	Federal Funds Effective Rate -45.00% (M)	TBD	(1,724,800)		(542)	179
Kerry Express (Thailand) Public Company Limited (MT)	GSC	Federal Funds Effective Rate -45.00% (M)	TBD	(383,700)		(102)	24
KIA Corporation (MT)	MSC	Federal Funds Effective Rate -0.05% (M)	TBD	(2,793)		(138)	(27)
Kinsus Interconnect Technology Corp. (MT)	MSC	Federal Funds Effective Rate -5.27% (M)	TBD	(218,000)		(957)	185
Klabin S.A. (MT)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(27,700)		(110)	(27)
Lasertec Co., Ltd. (MT)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(6,700)	JPY	(180,666)	152
Leeno Industrial Inc. (MT)	MSC	Federal Funds Effective Rate -2.13% (M)	TBD	(5,936)		(765)	95
LG H&H Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,155)		(547)	176
Localiza Rent A Car S/A (MT)	JPM	OBFR -0.25% (M)	TBD	(450)		(0)	(1)
Localiza Rent A Car S/A (MT)	JPM	OBFR -0.25% (M)	TBD	(61,500)		(772)	58
MediaTek Inc. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(16,000)		(388)	15
Micro-Star International Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -3.75% (M)	TBD	(123,000)		(488)	(165)
Mizrahi-Tefahot Bank Ltd. (MT)	GSC	3M Tel Aviv Interbank Offered Rate +0.70% (M)	TBD	8,932	ILS	1,100	26
Monday.Com Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	6,254		861	132
Monolithic Power Systems, Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(2,183)		(1,084)	93
MOS Holdings Inc. (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(20,019)		(901)	199
Muangthai Capital Public Company Limited (MT)	MSC	Federal Funds Effective Rate -16.00% (M)	TBD	(574,700)		(667)	92
Muangthai Capital Public Company Limited (MT)	GSC	Federal Funds Effective Rate -17.50% (M)	TBD	(73,900)		(85)	10
Myeongshin Industrial Co., Ltd. (MT)	MSC	Federal Funds Effective Rate +0.85% (M)	TBD	38,576		580	(67)
Nan Ya P.C.B. Service Company (MT)	MSC	Federal Funds Effective Rate -7.88% (M)	TBD	(132,000)		(1,312)	(19)
Nanya Technology Corporation (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	481,000		1,028	(33)
Netmarble Corp. (MT)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(9,945)		(394)	91
Nine Dragons Paper (Holdings) Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(1,010,000)	HKD	(6,370)	259
Nova Ltd. (MT)	MSC	Federal Funds Effective Rate -0.25% (M)	TBD	(2,010)		(181)	(41)
Nuvoton Technology Corporation (MT)	GSC	Federal Funds Effective Rate -5.75% (M)	TBD	(144,000)		(600)	(15)
Nuvoton Technology Corporation (MT)	MSC	Federal Funds Effective Rate -9.50% (M)	TBD	(76,000)		(308)	(31)
Orbia Advance Corporation, S.A.B. de C.V. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	341,300		749	(33)
Ozon Holdings PLC (M) ‡	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(48,131)		(0)	—
PagSeguro Digital Ltd. (M)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(10,170)		(94)	9
PANJIT International Inc. (MT)	MSC	Federal Funds Effective Rate -8.38% (M)	TBD	(511,000)		(1,058)	(56)
Parade Technologies, Ltd. (MT)	GSC	Federal Funds Effective Rate -8.50% (M)	TBD	(31,000)		(849)	(121)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Pinduoduo (Shanghai) Network Technology Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	12,018		1,198	(23)
Pingdingshan Tianan Coal Mining Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -6.43% (M)	TBD	(282,398)		(310)	(89)
Powerchip Semiconductor Manufacturing Corp. (MT)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(663,000)		(762)	216
Prio S.A. (MT)	JPM	OBFR -0.12% (M)	TBD	(62,100)		(461)	(112)
Proya Cosmetics Co.,Ltd. (MT)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	99,720		1,571	(223)
PT Kalbe Farma Tbk (MT)	JPM	OBFR -0.60% (M)	TBD	(4,081,200)		(472)	8
PT Unilever Indonesia, Tbk. (MT)	JPM	OBFR -4.00% (M)	TBD	(1,398,900)		(395)	58
PT Unilever Indonesia, Tbk. (MT)	HSB	Federal Funds Effective Rate -3.50% (M)	TBD	(1,390,500)		(400)	49
PT Unilever Indonesia, Tbk. (MT)	BOA	Federal Funds Effective Rate -2.00% (M)	TBD	(584,100)		(144)	3
PTT Exploration And Production Public Company Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(52,100)		(227)	(20)
PTT Exploration And Production Public Company Limited (MT)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(57,300)		(254)	(17)
PTT Public Company Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(275,800)		(253)	4
Public Joint Stock Company Children's World (M) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	560,770		0	—
Public Joint Stock Company Magnit (MT) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	66,084		0	—
Public Joint Stock Company Sberbank of Russia (M) ‡	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	41,476		0	—
S.M. Entertainment Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	2,405		246	(18)
Samsung Electronics Co Ltd (MT)	GSC	Federal Funds Effective Rate +0.96% (M)	TBD	1,908		2,294	66
SAPPI (MT)	BOA	South African Johannesburg Interbank Agreed Rate -0.40% (M)	TBD	(130,068)	ZAR	(5,215)	(25)
SAPPI (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.80% (M)	TBD	(91,917)	ZAR	(4,527)	36
Saudi Arabian Oil Company (M)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(54,285)		(461)	(44)
SDI Corporation (MT)	MSC	Federal Funds Effective Rate -8.75% (M)	TBD	(187,000)		(642)	(19)
Sendas Distribuidora S/A (MT)	GSC	Federal Funds Effective Rate +0.86% (M)	TBD	76,700		284	(98)
Shaanxi Coal and Chemical Industry Group Co.,Ltd. (MT)	MSC	Federal Funds Effective Rate -3.50% (M)	TBD	(106,000)		(246)	(22)
Shanxi Coking Coal Energy Group Co.,Ltd. (MT)	MSC	Federal Funds Effective Rate -12.65% (M)	TBD	(90,600)		(119)	(6)
Shanxi Coking Coal Energy Group Co.,Ltd. (MT)	GSC	Federal Funds Effective Rate -14.00% (M)	TBD	(346,000)		(454)	(25)
Shinko Electric Industries Co., Ltd. (MT)	MSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(18,000)	JPY	(68,547)	(247)
Shoprite Holdings (MT)	GSC	South African Johannesburg Interbank Agreed Rate -0.80% (M)	TBD	(36,369)	ZAR	(8,768)	1
Silergy Corp. (MT)	GSC	Federal Funds Effective Rate -3.75% (M)	TBD	(63,000)		(1,177)	572
Singapore Airlines Limited (MT)	GSC	Singapore Swap Offer Rate +0.55% (M)	TBD	198,900	SGD	1,239	61
SK Biopharmaceuticals Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(1,664)		(93)	(11)
SK Bioscience Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -8.50% (M)	TBD	(3,591)		(213)	28
SK Hynix Inc. (M)	GSC	Federal Funds Effective Rate +0.76% (M)	TBD	8,152		511	167
SKSHU Paint Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -1.00% (M)	TBD	(7,980)		(98)	22
Sociedad Quimica Y Minera De Chile S.A. (MT)	GSC	Federal Funds Effective Rate -0.57% (M)	TBD	(10,721)		(860)	230
Southern Copper Corporation (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(2,714)		(165)	(38)
StoneCo Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	124,347		1,425	(104)
Sunshine City Group Co., Ltd. (MT)	BOA	Federal Funds Effective Rate -25.00% (M)	TBD	(421,100)		(414)	(25)
Sunshine City Group Co., Ltd. (MT)	GSC	Federal Funds Effective Rate -16.50% (M)	TBD	(165,700)		(163)	(11)
Suzuki Motor Corporation (MT)	GSC	Tokyo Overnight Average Rate +0.47% (M)	TBD	20,200	JPY	106,649	106
Synaptics Incorporated (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(9,851)		(1,019)	160
Techtronic Industries Company Limited (MT)	GSC	1M HIBOR -0.50% (M)	TBD	(36,000)	HKD	(3,600)	114
Techtronic Industries Company Limited (MT)	HSB	Federal Funds Effective Rate -0.35% (M)	TBD	(500)	HKD	(47)	1
The Siam Cement Public Company Limited (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(34,800)		(328)	46
Thungela Resources (MT)	GSC	Sterling Overnight Index Average +0.43% (M)	TBD	14,059	GBP	77	41
Tianqi Lithium Industry Co., Ltd (MT)	MSC	1M HIBOR -4.00% (M)	TBD	(61,800)	HKD	(3,513)	100
TIM Spolka Akcyjna (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	19,333		289	1
Tokyo Electron Limited (MT)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(2,200)	JPY	(34,441)	(73)
Tongwei Co., Ltd. (MT)	HSB	Federal Funds Effective Rate -6.00% (M)	TBD	(15,476)		(86)	(19)
Tongwei Co., Ltd. (MT)	MSC	Federal Funds Effective Rate -14.00% (M)	TBD	(112,200)		(474)	(21)
Trip.com Group Limited (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	51,252		1,841	(83)
TSRC Corporation (MT)	GSC	Federal Funds Effective Rate -1.50% (M)	TBD	(590,000)		(543)	97
Unimicron Technology Corp. (MT)	GSC	Federal Funds Effective Rate -1.75% (M)	TBD	(178,000)		(970)	(39)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
UPI Semiconductor Corp. (MT)	GSC	Federal Funds Effective Rate -10.25% (M)	TBD	(95,000)		(970)	142
Vale S.A. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	33,889		473	(19)
Vamos Locacao De Caminhoes, Maquinas E Equipamentos S.A. (MT)	BOA	Federal Funds Effective Rate -0.40% (M)	TBD	(191,601)		(484)	116
Vipshop (China) Co., Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	63,121		1,044	(48)
VK Company Limited (MT) ‡	MSC	Federal Funds Effective Rate -6.50% (M)	TBD	(137,620)		(482)	462
Weg SA (MT)	JPM	OBFR -0.11% (M)	TBD	(97,700)		(751)	50
Will Semiconductor Co., Ltd. Shanghai (MT)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(14,550)		(172)	(16)
Wipro Limited (MT)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(135,030)		(642)	(4)
Wix.Com Ltd. (MT)	GSC	Federal Funds Effective Rate +0.51% (M)	TBD	15,667		1,341	79
Wizz Air Holdings PLC (MT)	MSC	Sterling Overnight Index Average +0.39% (M)	TBD	32,005	GBP	915	(386)
Yageo Corporation (MT)	MSC	Federal Funds Effective Rate -3.38% (M)	TBD	(35,020)		(561)	(23)
Yankuang Energy Group Company Limited (MT)	HSB	Federal Funds Effective Rate -0.39% (M)	TBD	(253,000)	HKD	(3,310)	(70)
Yankuang Energy Group Company Limited (MT)	MSC	1M HIBOR -0.88% (M)	TBD	(282,000)	HKD	(5,056)	(9)
							2,317

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Schedules of Investmemts.

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Bristol-Myers Squibb Company (M) ‡	1M LIBOR +0.00% (Q)	BOA	01/02/24		—	—	34
Brookfield Property Preferred LP (M)	OBFR +0.75% (M)	BOA	01/05/24		38	—	(5)
Capri Listco (MT)	OBFR +0.75% (M)	BOA	02/10/24		—	—	—
Newcrest Mining Limited (MT)	OBFR +0.61% (Q)	CIT	04/28/24		805	—	(135)
Chr. Hansen Holding A/S (MT)	OBFR +0.61% (Q)	GSC	02/22/24		627	—	(102)
Dechra Pharmaceuticals PLC (MT)	OBFR +0.61% (Q)	GSC	04/26/24		2,089	—	(2)
JSR Corporation (MT)	OBFR +0.61% (Q)	GSC	06/30/24		3,239	—	(216)
Majorel Group Luxembourg S.A. (MT)	OBFR +0.61% (Q)	GSC	07/24/24		134	—	(1)
Origin Energy Limited (MT)	OBFR +0.61% (Q)	GSC	10/20/23		2,321	—	125
Chr. Hansen Holding A/S (MT)	OBFR +0.55% (Q)	JPM	06/30/24		1,016	—	(144)
EMIS Group PLC (MT)	OBFR +0.45% (Q)	JPM	11/04/24		599	—	30
Majorel Group Luxembourg S.A. (MT)	OBFR +0.45% (Q)	JPM	06/23/24		266	—	1
						—	(415)
Total return swap agreements - paying return
EQUITY
Smurfit Kappa Funding Designated Activity Company (MT)	OBFR -0.27% (Q)	CIT	10/20/24		(1,463)	—	64
Novozymes A/S (MT)	OBFR -0.35% (Q)	GSC	02/22/24		(673)	—	143
China Resources Microelectronics Limited (MT)	OBFR -0.30% (M)	JPM	12/31/25		(101)	—	2
Novozymes A/S (MT)	OBFR -0.50% (Q)	JPM	06/30/24		(1,040)	—	160
IBIDEN Co., Ltd. (MT)	Tokyo Overnight Average Rate -0.45% (A)	MSC	02/23/26	JPY	(42,743)	—	(222)
						—	147

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Schedules of Investmemts.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	441,018	72,901	240	514,159
Corporate Bonds And Notes	—	272,087	153	272,240
Non-U.S. Government Agency Asset-Backed Securities	—	113,102	35	113,137
Government And Agency Obligations	—	68,434	—	68,434
Senior Floating Rate Instruments[1]	—	7,681	385	8,066
Other Equity Interests	—	—	4,211	4,211
Preferred Stocks	1,620	—	86	1,706
Warrants	56	22	—	78
Rights	7	—	59	66
Short Term Investments	140,167	28,773	—	168,940
	582,868	563,000	5,169	1,151,037
Liabilities - Securities
Common Stocks	(158,559)	(3,163)	—	(161,722)
Investment Companies	(43,419)	—	—	(43,419)
Corporate Bonds And Notes	—	(2,374)	—	(2,374)
Short Term Investments	—	(22,967)	—	(22,967)
	(201,978)	(28,504)	—	(230,482)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	3,102	—	—	3,102
Centrally Cleared Interest Rate Swap Agreements	—	4,172	—	4,172
Centrally Cleared Credit Default Swap Agreements	—	26	—	26
Exchange Traded Futures Options	3	—	—	3
Exchange Traded Purchased Options	804	—	—	804
OTC Purchased Options	—	1	—	1
Open Forward Foreign Currency Contracts	—	1,221	—	1,221
OTC Interest Rate Swap Agreements	—	402	—	402
OTC Contracts for Difference	—	8,225	—	8,225
OTC Total Return Swap Agreements	—	525	34	559
	3,909	14,572	34	18,515
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(5,295)	—	—	(5,295)
Centrally Cleared Interest Rate Swap Agreements	—	(2,733)	—	(2,733)
Centrally Cleared Credit Default Swap Agreements	—	(14)	—	(14)
Exchange Traded Futures Options	(13)	—	—	(13)
Exchange Traded Written Options	(2,694)	—	—	(2,694)
OTC Written Options	—	(15)	—	(15)
Open Forward Foreign Currency Contracts	—	(463)	—	(463)
OTC Contracts for Difference	—	(5,694)	(214)	(5,908)
OTC Total Return Swap Agreements	—	(827)	—	(827)
	(8,002)	(9,746)	(214)	(17,962)

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following the Schedule of Investments.

2 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Emerging Markets Equity Fund
COMMON STOCKS 95.1%
China 22.9%
Alibaba Group Holding Limited (a) (b)	1,412	15,284
Alibaba Group Holding Limited - ADR (a)	2	131
Amoy Diagnostics Co., Ltd. - Class A	93	316
Anhui Conch Cement Company Limited - Class H	305	810
Anhui Gujing Distillery Company Limited - Class B	298	5,003
ANTA Sports Products Limited	106	1,181
Asymchem Laboratories (Tianjin) Co., Ltd. - Class A	8	172
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (b) (c)	11	152
Autohome Inc. - Class A - ADR	132	4,000
Baidu, Inc. - Class A (a) (b)	361	6,080
Bank of Ningbo Co., Ltd. - Class A	281	1,038
BeiGene, Ltd. - ADR (a)	1	186
Beijing Capital International Airport Co., Ltd. - Class H (a)	2,530	1,170
BYD Company Limited - Class H	49	1,513
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	6	123
China Construction Bank Corporation - Class H	8,152	4,586
China Longyuan Power Group Corporation Limited - Class H	1,387	1,204
China Mengniu Dairy Company Limited	328	1,094
China Merchants Bank Co., Ltd. - Class H	721	2,984
China National Building Material Co., Ltd. - Class H	1,350	707
China Oilfield Services Limited - Class A	1,846	4,096
China Oilfield Services Limited - Class H	491	589
China Overseas Holdings Limited	4,135	4,660
China Overseas Land & Investment Limited	180	372
China Pacific Insurance (Group) Co., Ltd. - Class A	645	2,540
China Resources Gas Group Limited	1,211	3,541
China Resources Land Limited	356	1,411
China Vanke Co., Ltd. - Class H	122	134
Circuit Fabology Microelectronics Equipment Co., Ltd. - Class A (a)	268	2,417
Contemporary Amperex Technology Co., Limited - Class A	131	3,663
CSC Financial Co., Ltd. - Class H (b)	835	845
Eastroc Beverage(Group) Co., Ltd. - Class A	105	2,625
ENN energy Holdings Limited	183	1,508
Fuyao Glass Industry Group Co., Ltd. - Class A	785	3,976
Fuyao Glass Industry Group Co., Ltd. - Class H (b)	23	106
GDS Holdings Ltd. - ADR (a) (c)	6	64
Glodon Company Limited - Class A	100	321
Guangdong Investment Limited	1,722	1,315
H World Group Limited - ADR (a)	7	279
Haitian International Holdings Limited	2,067	4,373
Hedy Holding Co., Ltd. - Class A	4,197	4,125
Hosa International Limited (a) (c) (d)	7,408	—
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	379	1,380
KE Holdings Inc. - Class A - ADR (a)	530	8,213
Kweichow Moutai Co., Ltd. - Class A	20	5,054
Li Ning Company Limited	1,298	5,421
Longfor Group Holdings Limited	809	1,444
Meituan - Class B (a) (b)	234	3,393
NARI Technology Co., Ltd. - Class A	1,151	3,503
NetEase, Inc.	16	313
Ningbo Tuopu Group Co., Ltd. - Class A	10	101
PICC Property and Casualty Company Limited - Class H	1,608	2,058
Proya Cosmetics Co., Ltd. - Class A	48	664
Qingdao Haier Biomedical Co Ltd - Class A	608	3,188
Remegen, Ltd. - Class A (a)	6	55
Remegen, Ltd. - Class H (a) (b) (c)	22	110
Shandong Weigao Group Medical Polymer Company Limited - Class H	2,270	1,990
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	98	242
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	1,461	2,857
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	10	368
Shenzhou International Group Holdings Limited	1,100	10,452
Sinoma Science & Technology Co., Ltd. - Class A	470	1,325
Sinopharm Group Co. Ltd. - Class H	184	532
Sunresin New Materials Co., Ltd.,Xi'an - Class A	539	4,316
Tencent Holdings Limited	252	9,794
Tingyi (Cayman Islands) Holding Corp.	1,174	1,640
Tongcheng-Elong Holdings Limited (a) (b)	2,192	4,800
Tongdao Liepin Group (a) (b)	1,614	1,435
Trip.com Group Limited (a)	164	5,800
Trip.com Group Limited - ADR (a)	15	537
Tsingtao Brewery Co., Ltd. - Class H	496	4,048
Weichai Power Co., Ltd. - Class A	2,530	4,351
WuXi AppTec Co., Ltd. - Class A	26	313
WuXi AppTec Co., Ltd. - Class H (b) (c)	645	7,687
Wuxi Biologics Cayman Inc (a) (b)	139	799
Xiamen Faratronic Co., Ltd. - Class A	231	3,063
Yadea Group Holdings Ltd (b)	152	282
Yangzijiang Shipbuilding (Holdings) Ltd.	3,497	4,250
Yunnan Energy New Material Co., Ltd. - Class A	95	782
Zhejiang Hangke Technology Incorporated Company - Class A	66	238
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	721	677
ZTO Express (Cayman) Inc. - Class A - ADR	137	3,304
		201,473
India 13.2%
Adani Ports and Special Economic Zone Limited	112	1,118
Ambuja Cements Limited	299	1,529
Apollo Hospitals Enterprise Limited	10	628
Ashok Leyland Limited	741	1,580
Axis Bank Limited	335	4,175
Bajaj Auto Limited	19	1,156
Bharat Electronics Limited	1,996	3,331
Bharti Airtel Limited	245	2,729
Cipla Limited	36	512
Computer Age Management Services Private Limited	170	5,129
Divis Laboratories Limited	172	7,774
Eicher Motors Limited	8	334
Godrej Consumer Products Limited (a)	111	1,326
HDFC Life Insurance Company Limited (b)	75	577
HDFC Bank Limited	104	1,911
Hindalco Industries Limited	573	3,386
Hindustan Unilever Limited	53	1,565
ICICI Bank Limited	1,211	13,881
Indiamart Intermesh Limited	90	3,095
Infosys Limited - ADR	16	273
Jubilant Foodworks Limited	71	456
KFIN Technologies Limited (a)	467	2,648
Kotak Mahindra Bank Limited	424	8,843
Larsen and Toubro Limited	85	3,087
Mahindra and Mahindra Limited	22	410
Maruti Suzuki India Limited	5	698
Oil and Natural Gas Corporation Limited	328	757
Oracle Financial Services Software Limited	176	8,698
Petronet LNG Limited	1,261	3,644
Reliance Industries Limited	291	8,220
SBI Life Insurance Company Limited (b)	69	1,090
Shree Cement Limited	11	3,336
Shriram Finance Limited	220	5,097
Tata Consumer Products Limited	72	763
Tata Steel Limited	280	435
Tech Mahindra Limited	195	2,859
UPL Limited	380	2,818
Varun Beverages Limited	115	1,311
WNS (Holdings) Limited - ADR (a)	58	3,999
Zomato Limited (a)	664	811
		115,989
South Korea 10.2%
Amorepacific Corporation	10	905
CJ CheilJedang Corp.	10	2,359
Coupang, Inc. - Class A (a)	376	6,401
Duzon Bizon Co., Ltd.	126	2,709

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Hanon Systems	55	382
Hyundai Mobis Co., Ltd.	2	298
Hyundai Motor Company	37	5,273
Koh Young Technology Inc.	273	2,519
Leeno Industrial Inc. (c)	39	4,453
LG Chem, Ltd.	3	954
LOTTE Chemical Corporation	25	2,558
Nice Information Service Co., Ltd.	392	2,913
POSCO Holdings Inc.	2	928
S-1 Corporation	124	5,202
Samsung Electronics Co Ltd	736	37,187
Saramin Co., Ltd.	218	3,407
Shinhan Financial Group Co., Ltd.	63	1,661
SK Hynix Inc.	52	4,447
SK Telecom Co., Ltd.	34	1,318
SKC Co., Ltd.	17	959
Webcash Co., Ltd. (a)	133	1,183
Younglimwon Soft Lab Co., Ltd.	281	1,765
		89,781
Taiwan 9.7%
Accton Technology Corporation	350	5,384
ADDCN Technology Co., Ltd.	707	4,464
Airtac International Group	161	4,872
ASE Technology Holding Co., Ltd.	1,378	4,715
BizLink Holding Inc.	368	3,087
E Ink Holdings Inc.	385	2,162
Hon Hai Precision Industry Co., Ltd.	2,402	7,748
Kerry TJ Logistics Company Limited	1,989	2,278
MediaTek Inc.	217	4,962
Momo.Com Inc.	117	1,822
Nanya Technology Corporation	1,297	2,646
Sporton International Inc.	661	5,193
Taiwan Semiconductor Manufacturing Company Limited	2,162	35,407
Unimicron Technology Corp.	208	1,126
		85,866
Brazil 7.1%
Banco BTG Pactual S/A	694	4,282
BB Seguridade Participacoes S.A.	150	936
Caixa Seguridade Participacoes S/A	1,937	4,300
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP	171	2,084
Gps Participacoes E Empreendimentos S/A	1,031	3,529
Hapvida Participacoes E Investimentos S/A (b)	402	377
Klabin S.A.	788	3,753
Localiza Rent A Car S/A	282	3,295
Magazine Luiza S.A.	613	262
Multiplan Empreendimentos Imobiliarios S/A	742	3,639
NU Holdings Ltd. - Class A (a)	1,038	7,528
Petroleo Brasileiro S/A Petrobras.	214	1,606
Porto Seguro S/A	476	2,495
Raia Drogasil S.A.	76	416
Rede D'or Sao Luiz S.A.	40	204
Tegma Gestao Logistica S.A.	2,111	10,869
TIM S.A	345	1,026
TOTVS S.A.	717	3,840
Vale S.A. - ADR	207	2,768
Vasta Platform Limited - Class A (a) (c) (e)	1,077	4,437
Weg SA	104	750
		62,396
Mexico 5.5%
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	79	133
Corporacion Moctezuma S.A.B. de C.V.	1,735	6,680
Fomento Economico Mexicano, S.A. B. De C.V. - ADR	85	9,245
Fresnillo PLC	334	2,234
GRUMA, S.A.B. de C.V. - Class B	227	3,878
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	239	3,931
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V. - Series B - ADR	17	2,853
Grupo Mexico, S.A.B. de C.V. - Class B	1,208	5,710
Qualitas Controladora, S.A.B. De C.V. (c)	1,174	8,844
Wal - Mart de Mexico, S.A.B. de C.V.	1,301	4,910
		48,418
Thailand 3.3%
Bangkok Dusit Medical Services Public Company Limited.	2,881	2,112
Central Pattana Public Company Limited	80	139
Fabrinet (a)	39	6,580
Humanica Limited	11,724	3,479
KASIKORNBANK Public Company Limited	632	2,186
Land and Houses Public Company Limited - NVDR	6,321	1,353
Land and Houses Public Company Limited	50	11
PTT Exploration And Production Public Company Limited	565	2,645
Siam Commercial Bank Public Company Limited	1,272	3,573
Union Auction Public Company Limited	24,952	7,133
		29,211
Indonesia 3.2%
PT Avia Avian Tbk	60,305	2,187
PT Bank Mandiri (Persero) Tbk.	10,535	4,101
PT Dayamitra Telekomunikasi	60,702	2,674
PT. Bank Central Asia Tbk	11,320	6,458
PT. Bank Rakyat Indonesia (Persero) Tbk.	25,221	8,513
PT. Sarana Menara Nusantara	74,179	4,606
		28,539
Poland 3.1%
Allegro.eu (a) (b)	876	6,442
Dino Polska Spolka Akcyjna (a) (b)	33	2,667
Grupa Pracuj Spolka Akcyjna	768	10,042
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	300	2,836
Wirtualna Polska Holding SA	245	5,627
		27,614
South Africa 2.8%
Capitec Bank Holdings	46	4,179
Clicks Group	162	2,215
Discovery	95	687
Firstrand Ltd	1,181	3,975
Gold Fields Limited	117	1,259
Kumba Iron Ore Ltd (b)	106	2,544
Naspers Limited - Class N	64	10,220
		25,079
Hong Kong 2.4%
AIA Group Limited	1,064	8,619
Galaxy Entertainment Group Limited (a)	677	4,062
Hong Kong Exchanges and Clearing Limited	109	4,046
Techtronic Industries Company Limited	329	3,185
The Wharf (Holdings) Limited (c)	71	177
Yuexiu Property Company Limited	151	174
Zhongsheng Group Holdings Limited	195	548
		20,811
United Kingdom 1.8%
Airtel Africa PLC	724	1,108
Anglo American PLC	47	1,286
Baltic Classifieds Group PLC	4,779	11,337
Hikma Pharmaceuticals Public Limited Company	6	165
Standard Chartered PLC	232	2,136
		16,032
Malaysia 1.7%
Carlsberg Brewery Malaysia Berhad	1,081	4,608
CIMB Group Holdings Berhad	4,754	5,490
Heineken Malaysia Berhad	959	4,972
		15,070
Saudi Arabia 1.6%
Saudi Basic Industries Corporation	145	3,198
Saudi British Bank	735	6,763
Saudi Telecom Company	51	507
The Saudi National Bank	419	3,668
		14,136
Hungary 1.1%
MOL Hungarian Oil and Gas Public Limited Company	53	403
OTP Bank Nyrt.	130	4,703

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Wizz Air Holdings PLC (a) (b)	194	4,526
		9,632
United States of America 0.8%
EPAM Systems, Inc. (a)	29	7,420
Singapore 0.8%
Haw Par Corporation Limited	563	4,053
Jardine Cycle & Carriage Limited	112	2,598
		6,651
Netherlands 0.7%
BE Semiconductor Industries N.V.	23	2,228
Prosus N.V. - Class N (c)	142	4,148
		6,376
Argentina 0.7%
Globant S.A. (a)	31	6,152
Luxembourg 0.5%
Tenaris S.A.	285	4,521
Kazakhstan 0.5%
Kaspi.Kz, AO - GDR (f)	46	4,394
Chile 0.5%
Banco de Chile	42,010	4,276
Switzerland 0.5%
Holcim AG	63	4,029
Philippines 0.3%
Ayala Land Inc.	387	201
BDO Unibank, Inc.	824	2,066
		2,267
Spain 0.2%
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	223	1,791
United Arab Emirates 0.0%
Emaar Properties PJSC	185	404
NMC Health PLC (d)	119	—
Vietnam 0.0%
Vinhomes Joint Stock Company	30	57
Russian Federation 0.0%
Public Joint Stock Company Gazprom - ADR (a) (b) (d)	627	—
Public Joint Stock Company Mobile Telesystems - ADR (a) (b) (d)	101	—
Public Joint Stock Company Novatek (a) (b) (d)	150	—
Public Joint Stock Company Novatek - GDR (a) (b) (d)	1	—
Public Joint Stock Company Sberbank of Russia (a) (b) (d)	544	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel - ADR (a) (b) (d)	2	—
Public Joint Stock Society Moscow Exchange MICEX-RTS (a) (b) (d)	5,235	—
Public Joint Stock Society Oil Company Lukoil - ADR (a) (b) (d)	47	—
TCS Group Holding PLC - GDR (a) (b) (d)	71	—
Yandex N.V. - Class A (a) (b) (d)	158	—
Total Common Stocks (cost $914,087)		838,385
PREFERRED STOCKS 0.9%
Brazil 0.8%
Banco Bradesco S.A. (g)	2,488	7,052
South Korea 0.1%
Samsung Electronics Co Ltd, 1.00% (h)	24	975
Total Preferred Stocks (cost $9,569)		8,027
INVESTMENT COMPANIES 0.2%
United States of America 0.2%
iShares Core MSCI Emerging Markets ETF	34	1,600
Total Investment Companies (cost $1,667)		1,600
RIGHTS 0.0%
United States of America 0.0%
Localiza Rent A Car S/A (a)	2	7
Total Rights (cost $0)		7
SHORT TERM INVESTMENTS 4.4%
Investment Companies 3.8%
JNL Government Money Market Fund - Class I, 5.16% (e) (i)	26,478	26,478
T. Rowe Price Government Reserve Fund, 5.33% (e) (i)	7,044	7,044
		33,522
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 5.26% (e) (i)	4,961	4,961
Total Short Term Investments (cost $38,483)		38,483
Total Investments 100.6% (cost $963,806)		886,502
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net (0.6)%		(5,540)
Total Net Assets 100.0%		880,961

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2023.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $4,394 and 0.5% of the Fund.

(g) Convertible security.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	9,939	150,906	134,367	623	—	—	26,478	3.0
JNL Government Money Market Fund, 5.26% - Class SL	—	11,122	6,161	36	—	—	4,961	0.6
JNL Securities Lending Collateral Fund - Institutional Class	1	13,636	13,637	38	—	—	—	—
T. Rowe Price Government Reserve Fund, 5.33%	2,115	30,607	25,678	123	—	—	7,044	0.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Emerging Markets Equity Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Vasta Platform Limited - Class A	4,307	—	—	—	—	130	4,437	0.5
	16,362	206,271	179,843	820	—	130	42,920	4.9

JNL Multi-Manager Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	01/07/21	19,176	15,284	1.7
Allegro.eu	08/31/22	4,612	6,442	0.7
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	12/16/21	292	152	—
Baidu, Inc. - Class A	03/03/22	5,790	6,080	0.7
CSC Financial Co., Ltd. - Class H	02/18/21	987	845	0.1
Dino Polska Spolka Akcyjna	05/10/22	2,160	2,667	0.3
Fuyao Glass Industry Group Co., Ltd. - Class H	05/17/23	92	106	—
Hapvida Participacoes E Investimentos S/A	02/14/22	517	377	—
HDFC Life Insurance Company Limited	04/24/23	499	577	0.1
Kumba Iron Ore Ltd	11/16/22	2,954	2,544	0.3
Meituan - Class B	02/24/22	4,290	3,393	0.4
Public Joint Stock Company Gazprom	11/23/21	5,367	—	—
Public Joint Stock Company Mobile Telesystems	11/16/20	876	—	—
Public Joint Stock Company Novatek	09/24/21	159	—	—
Public Joint Stock Company Novatek	01/04/17	2,678	—	—
Public Joint Stock Company Sberbank of Russia	03/09/21	2,176	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	03/02/22	541	—	—
Public Joint Stock Society Moscow Exchange MICEX-RTS	04/16/20	8,676	—	—
Public Joint Stock Society Oil Company Lukoil	01/15/21	3,890	—	—
Remegen, Ltd. - Class H	12/08/21	88	110	—
SBI Life Insurance Company Limited	03/16/22	1,040	1,090	0.1
TCS Group Holding PLC	08/10/21	6,533	—	—
Tongcheng-Elong Holdings Limited	07/24/20	4,282	4,800	0.6
Tongdao Liepin Group	05/05/20	3,443	1,435	0.2
Wizz Air Holdings PLC	08/01/22	5,717	4,526	0.5
WuXi AppTec Co., Ltd. - Class H	04/09/21	8,170	7,687	0.9
Wuxi Biologics Cayman Inc	12/23/22	899	799	0.1
Yadea Group Holdings Ltd	05/17/23	321	282	—
Yandex N.V. - Class A	02/25/21	5,739	—	—
		101,964	59,196	6.7

JNL Multi-Manager Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	SSB	10/03/23	HKD	867	111	—
KRW/USD	SSB	10/04/23	KRW	51,424	38	—
USD/AED	SSB	10/02/23	AED	(13)	(4)	—
USD/HKD	SSB	10/03/23	HKD	(188)	(24)	—
USD/HKD	SSB	10/04/23	HKD	(18)	(2)	—
USD/IDR	SSB	10/02/23	IDR	(386,719)	(25)	—
USD/ZAR	BOA	10/02/23	ZAR	(517)	(27)	(1)
					67	(1)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund
Assets - Securities
Common Stocks	157,910	680,475	—	838,385
Preferred Stocks	8,027	—	—	8,027
Investment Companies	1,600	—	—	1,600
Rights	7	—	—	7
Short Term Investments	38,483	—	—	38,483
	206,027	680,475	—	886,502

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Emerging Markets Equity Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(1)	—	(1)
	—	(1)	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 97.5%
Japan 23.0%
Adastria Co., Ltd.	83	1,601
Alfresa Holdings Corporation (a)	53	865
Anicom Holdings, Inc.	140	577
Appier Group, Inc. (b)	91	964
BayCurrent Consulting , Inc.	84	2,815
Bengo4.com, Inc. (a) (b)	86	2,793
Biprogy Inc.	32	806
CellSource Co., Ltd.	46	775
Citizen Watch Co., Ltd. (a)	144	886
Credit Saison Co., Ltd.	226	3,580
Daicel Corporation. (a)	92	763
Daido Steel Co., Ltd.	28	1,141
Daiwabo Holdings Co., Ltd.	64	1,233
Demae-Can Co., Ltd (a) (b)	106	260
DMG Mori Co., Ltd.	154	2,617
EDION Corporation (a)	94	928
eGuarantee, Inc.	136	1,772
Electric Power Development Co., Ltd. - Class D	300	4,835
Freee K.K. (a) (b)	34	680
Fujikura Ltd.	258	2,069
Ga Technologies Co., Ltd. (b)	138	1,115
GMO Financial Gate, Inc. (a)	7	471
GMO Payment Gateway, Inc.	26	1,422
GungHo Online Entertainment, Inc.	94	1,474
HANWA Co., Ltd.	42	1,334
IDOM Co., Ltd. (a)	147	714
Infomart Corporation	807	2,161
Integral Corporation (b)	146	2,107
Inter Action Corporation	51	351
Invincible Investment Corporation	2	1,021
IRISO Electronics Co., Ltd.	65	1,829
istyle Inc. (a) (b)	191	647
JAFCO Group Co., Ltd.	68	743
Japan Elevator Service Holdings Co., Ltd.	107	1,574
Japan Petroleum Exploration Co., Ltd.	19	710
JEOL Ltd. (a)	68	2,020
JGC Holdings Corporation	150	2,079
JMDC Inc.	46	1,681
JTEKT Corporation	105	985
Kamakura Shinsho, Ltd. (a)	268	1,117
Kansai Paint Co., Ltd.	102	1,460
KATITAS Co., Ltd. (a)	146	2,127
KH Neochem Co., Ltd.	141	2,154
Kitanotatsujin Corporation	512	818
Kobe Bussan Co., Ltd.	69	1,612
Kobe Steel, Ltd. (a)	218	2,831
Kuraray Co., Ltd.	130	1,538
Lawson, Inc.	33	1,513
Locondo, Inc. (b)	98	1,053
M&A Research Institute Inc. (a) (b)	122	2,798
Macnica Holdings, Inc.	27	1,245
Medipal Holdings Corporation	58	981
MegaChips Corporation	113	3,144
Mitsubishi Motors Corporation (a)	1,444	6,284
NHK SPRING Co., Ltd.	114	865
NISHIMATSUYA CHAIN Co., Ltd. (a)	82	890
NS United Kaiun Kaisha, Ltd. (a)	50	1,326
Optex Group Co., Ltd.	123	1,324
Outsourcing Inc.	180	1,390
Plus Alpha Consulting Co., Ltd.	157	2,951
Raksul, Inc. (b)	337	2,993
Rakus Co., Ltd.	153	2,107
Sankyo Co., Ltd.	75	3,423
Sansan, Inc. (b)	121	1,012
Sanwa Holdings Corporation	55	726
Sekisui House, Ltd.	1	740
SHIFT, Inc. (b)	14	2,457
Shima Seiki Mfg., Ltd. (a)	80	955
SKY Perfect JSAT Holdings Inc.	253	1,185
Snow Peak, Inc. (a)	94	745
Sojitz Corporation (a)	261	5,720
Sumitomo Rubber Industries, Ltd.	76	838
Suzuken Co., Ltd.	29	907
Taiheiyo Cement Corporation	51	895
Takashimaya Company, Limited	117	1,713
The Yokohama Rubber Co., Ltd.	56	1,161
Tokyo Steel Manufacturing Co., Ltd. (a)	193	2,175
Tokyo Tatemono Co., Ltd.	131	1,805
Tokyu Fudosan Holdings Corporation	291	1,790
Toyo Tire Corporation	82	1,258
Toyoda Gosei	37	781
Toyota Boshoku Corporation	42	768
transcosmos inc.	48	1,014
Tsugami Corporation	311	2,406
Visional,Inc. (b)	43	2,168
Wealthnavi Inc. (a) (b)	137	1,161
Yamato Kogyo Co., Ltd.	15	722
		139,444
United Kingdom 8.9%
Alpha Group International PLC	145	3,319
Angle PLC (a) (b)	845	157
B&M European Value Retail S.A.	672	4,793
Balfour Beatty PLC	209	815
Baltic Classifieds Group PLC	1,226	2,908
Bytes Technology Group PLC	353	2,129
Centrica PLC	2,816	5,294
Darktrace PLC (b)	158	776
Diploma PLC	53	1,934
Dotdigital Group PLC	904	858
Drax Group PLC	203	1,084
Dunelm Group PLC	95	1,209
FD Technologies Public Limited Company (b)	83	1,479
Games Workshop Group PLC	48	6,213
Inchcape PLC	144	1,327
Jet2 PLC	79	1,038
Keller Group PLC	114	1,042
Marks and Spencer Group P.L.C. (b)	628	1,810
Molten Ventures PLC (b)	183	515
OSB Group PLC	298	1,188
Oxford Nanopore Technologies PLC (b)	514	1,289
Redde Northgate PLC	413	1,708
RS Group PLC	350	3,111
Team17 Group PLC (b)	282	918
Trustpilot Group PLC (b)	772	971
Victoria P.L.C. (a) (b)	411	2,607
Vistry Group PLC	101	1,112
Wise PLC - Class A (b)	292	2,417
		54,021
Taiwan 7.3%
Airtac International Group	194	5,887
Arcadyan Technology Corporation	160	804
ASPEED Technology Inc.	45	3,852
Chroma ATE Inc.	677	5,811
Elite Material Co., Ltd.	137	1,836
Global Unichip Corp.	155	6,659
International Games System Co., Ltd.	68	1,379
King Yuan ELECTRONICS CO., LTD.	1,337	3,162
Makalot Industrial Co. Ltd.	70	730
Powertech Technology Inc.	276	870
Radiant Opto-Electronics Corporation	1,286	4,904
Simplo Technology Co., Ltd.	473	4,917
Supreme Electronics Co., Ltd.	765	1,309
T3EX Global Holdings Corp.	530	1,267
TCI Co., Ltd.	158	888
		44,275
Sweden 6.6%
Addtech AB - Class B	295	4,711
Avanza Bank Holding AB (a)	262	4,520
Betsson AB (b)	88	20
Betsson AB - Class B (b)	88	962
CellaVision AB	21	293
Elekta AB (publ) - Class B	139	945
Fortnox Aktiebolag	467	2,479
Hemnet AB	97	1,714
HMS Networks AB	74	2,698

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Munters Group AB (c)	200	2,570
NCAB Group AB (publ) (c)	457	2,245
Nordnet AB	181	2,382
Paradox Interactive AB (publ)	90	1,885
Sdiptech AB (publ) - Class B (b)	69	1,387
SSAB AB - Class B	804	4,412
Storytel AB (publ) - Class B (a) (b)	63	174
Thule Group AB (a) (c)	119	3,099
Vitec Software Group AB (publ) - Class B	40	1,864
VNV Global AB (publ) (a) (b)	319	486
Xvivo Perfusion Aktiebolag (b)	40	1,000
		39,846
Canada 5.9%
AGF Management Limited - Class B	543	2,856
Baytex Energy Corp.	321	1,415
Canfor Corporation (b)	64	791
Cargojet Inc. (a)	36	2,357
Celestica Inc. (b)	103	2,521
Docebo Canada Inc. (a) (b)	68	2,773
Exchange Income Corporation (a)	69	2,275
Finning International Inc.	42	1,244
Kinaxis Inc. (b)	44	4,919
Parex Resources Inc.	172	3,236
Prairiesky Royalty Ltd. (a)	188	3,456
Russel Metals Inc.	122	3,401
The Descartes Systems Group Inc. (b)	23	1,708
Vermilion Energy Inc. (a)	92	1,339
Whitecap Resources Inc. (a)	195	1,648
		35,939
India 5.2%
Birlasoft Limited	186	1,079
Birlasoft Solutions Ltda	427	5,929
Campus Activewear Limited (b)	179	623
CESC Ltd	935	1,013
Creditaccess Grameen Limited (b) (c)	197	3,125
Escorts Kubota Limited	23	895
Gujarat Narmada Valley Fertilizers & Chemicals Limited	95	702
Indiamart Intermesh Limited	37	1,265
LIC Housing Finance Ltd	232	1,299
National Aluminium Co Ltd	3,608	4,222
NCC Limited	726	1,356
Power Finance Corporation Limited	2,146	6,502
PVR Inox Limited (b)	48	1,002
Redington Limited	428	797
UPL Limited	208	1,544
		31,353
Italy 5.0%
Banco BPM Societa' Per Azioni	1,087	5,199
Bper Banca S.P.A.	1,720	5,251
Brunello Cucinelli S.p.A.	52	3,988
Buzzi S.P.A.	30	813
Iveco Group N.V. (b)	302	2,815
Reply S.p.A.	34	3,187
Technogym S.p.A. (c)	332	2,560
Technoprobe S.p.A. (b)	334	2,624
Unipol Gruppo S.p.A.	651	3,520
		29,957
South Korea 4.5%
AfreecaTV Co., Ltd.	12	725
BNK Financial Group Inc.	158	800
Duzon Bizon Co., Ltd.	61	1,311
Haesung DS Co., Ltd.	17	729
Hanatour Service, Inc. (b)	32	1,113
Hanwha Corporation	87	1,544
HD Hyundai Electric Co., Ltd.	14	713
HD Hyundai Infracore Co., Ltd.	148	1,164
HPSP Co., Ltd	69	1,540
Hyundai Marine & Fire Insurance Co., Ltd.	89	2,150
Hyundai WIA Corp.	21	1,005
JB Financial Group Co., Ltd.	152	1,119
Koh Young Technology Inc.	275	2,536
LOTTE Fine Chemical Co,. Ltd.	20	871
LS Corp.	27	2,054
LX International Corp.	112	2,372
OCI Holdings Company Ltd. (a)	17	1,199
Park Systems Corp.	13	1,568
Poongsan Corporation	37	925
Wanted Lab, Inc. (b)	57	464
Youngone Corporation	35	1,244
		27,146
Germany 4.1%
Aumann AG (c)	42	664
AUTO1 Group SE (b)	116	738
Evotec SE (b)	122	2,423
Hensoldt AG	79	2,313
HOCHTIEF Aktiengesellschaft	9	896
Hypoport SE - Class N (b)	30	4,094
Klockner & Co SE - Class N	103	741
New Work SE - Class N	11	1,152
Puma SE	42	2,619
SCHOTT Pharma AG & Co. KGaA (b)	57	1,900
Scout24 SE (c)	48	3,318
Sudzucker AG	50	742
TAG Immobilien AG (b)	59	618
tonies SE (b)	273	1,328
Veganz Group AG (b) (c)	10	254
Wustenrot & Wurttembergische AG - Class N	52	795
		24,595
Australia 3.4%
Coronado Global Resources Inc. - CDI (c)	772	963
Eagers Automotive Limited	99	882
GrainCorp Limited - Class A	336	1,523
Helia Group Limited	366	821
HUB24 Limited	158	3,290
JB Hi-Fi Limited (a)	106	3,095
Megaport Limited (b)	110	830
Metcash Limited	804	1,952
Netwealth Group Limited	225	2,179
Perenti Limited (a) (b)	1,330	922
Pro Medicus Limited (a)	18	944
Steadfast Group Ltd	593	2,151
Super Retail Group Limited	103	796
Vulcan Energy Resources Limited (a) (b)	187	347
		20,695
Switzerland 2.8%
Accelleron Industries AG	28	716
Bachem Holding AG - Class N	25	1,855
Bossard Holding AG	11	2,428
Global Blue Group Holding AG (a) (b)	298	1,810
medmix AG	150	3,804
Sensirion Holding AG (b) (c)	41	3,297
Siegfried Holding AG - Class N	2	1,815
u-blox Holding AG - Class N	16	1,353
		17,078
China 1.8%
Bondex Supply Chain Management Co., Ltd. - Class A	362	2,489
China Overseas Holdings Limited	1,900	2,141
FinVolution Group - Class A - ADR	793	3,949
Hello Group Inc. - ADR	101	704
Sunresin New Materials Co., Ltd.,Xi'an - Class A	228	1,826
		11,109
Turkey 1.8%
Anadolu Efes Biracilik Ve Malt San.A.S. - Class A	270	1,045
Dogus Otomotiv Servis ve Ticaret A.S.	95	932
Enerjisa Enerji Anonim Sirketi	520	983
Sok Marketler Ticaret A.S.	2,208	4,701
Turk Traktor - Class A	100	3,204
		10,865
France 1.7%
Alten	18	2,376
ESI Group (b)	5	725
Gaztransport Et Technigaz	27	3,300
Rexel	91	2,043

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Soitec (b)	12	2,035
		10,479
Mexico 1.6%
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	505	1,740
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a) (b)	175	1,191
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Class B	253	2,751
Qualitas Controladora, S.A.B. De C.V. (a)	273	2,053
Regional, S.A.B. De C.V.	281	2,017
		9,752
Belgium 1.2%
D'Ieteren Group	25	4,148
Melexis	18	1,585
Proximus	209	1,697
		7,430
Saudi Arabia 1.2%
Al Hammadi Company For Development And Investment	147	2,036
ALDREES Petroleum & Transport Services Company	72	2,677
BUPA Arabia for Cooperative Insurance Company	42	2,354
		7,067
Brazil 1.2%
CI&T Inc - Class A (a) (b)	217	1,408
Companhia de Saneamento de Minas Gerais - Copasa MG	395	1,362
Companhia De Saneamento Do Pardo - Sanepardo	169	769
Grupo SBF S/A	1,177	1,601
Vamos Locacao De Caminhoes, Maquinas E Equipamentos S.A.	628	1,217
Yduqs Participacoes S/A	173	681
		7,038
Norway 1.1%
Eurizon Opportunita	153	852
Golden Ocean Group Limited	190	1,497
Kongsberg Gruppen ASA	68	2,824
MPC Container Ships ASA	963	1,570
		6,743
Spain 1.1%
Acerinox, S.A.	118	1,145
Banco de Sabadell, S.A.	2,032	2,354
Compania De Distribucion Integral Logista Holdings, S.A.	52	1,342
Indra Sistemas, S.A.	57	828
Merlin Properties, Socimi, S.A.	89	747
		6,416
Israel 0.9%
InMode Ltd (b)	24	716
Maytronics Ltd.	259	2,710
Nayax Ltd (b)	80	1,848
		5,274
Thailand 0.9%
AP (Thailand) Public Company Limited	2,708	877
Regional Container Lines Public Co Ltd	3,141	1,882
Sansiri Public Company Limited	31,015	1,438
Supalai Public Company Limited	1,797	991
		5,188
Denmark 0.8%
ALK-Abello A/S - Class B (b)	290	3,255
Dampskibsselskabet NORDEN A/S	31	1,732
		4,987
Vietnam 0.6%
FPT Corporation	968	3,688
Bermuda 0.6%
Autostore Holdings Ltd (b) (c)	1,531	2,149
Hafnia Limited	240	1,490
		3,639
Singapore 0.6%
Golden Agri-Resources Ltd.	5,759	1,116
Sembcorp Industries Ltd	462	1,718
Yanlord Land Group Limited (b)	1,646	794
		3,628
Hong Kong 0.5%
Hypebeast Limited (b)	6,142	325
Johnson Electric Holdings Limited	1,141	1,402
Kerry Properties Limited	898	1,523
		3,250
Argentina 0.5%
Globant S.A. (b)	14	2,802
United States of America 0.5%
Burford Capital Limited - Class C	181	2,513
Cellectis - ADR (b)	134	212
		2,725
Faroe Islands 0.4%
P/F Bakkafrost Sales	52	2,638
Finland 0.4%
Nanoform Finland Oy (a) (b)	219	414
Outokumpu Oyj (a)	486	2,035
		2,449
Austria 0.4%
Raiffeisen Bank International AG	168	2,444
Indonesia 0.3%
PT Indo Tambangraya Megah Tbk	1,108	2,078
Hungary 0.3%
Wizz Air Holdings PLC (b) (c)	85	1,980
Ireland 0.2%
Keywords Studios PLC	74	1,398
New Zealand 0.1%
Volpara Health Technologies Limited (a) (b)	1,828	854
Czech Republic 0.1%
W.A.G Payment Solutions PLC (b)	296	333
Russian Federation 0.0%
Cian PLC - ADR (b) (c) (d)	267	—
Headhunter Group PLC - ADR (b) (c) (d)	44	—
Total Common Stocks (cost $669,760)		590,603
PREFERRED STOCKS 0.5%
Brazil 0.5%
Bradespar S.A.	326	1,477
Metalgrafica Iguacu S/A.	776	1,720
Total Preferred Stocks (cost $3,357)		3,197
INVESTMENT COMPANIES 0.5%
United States of America 0.5%
Vanguard FTSE All-World ex-US Small-Cap Index ETF (a)	26	2,796
Total Investment Companies (cost $2,958)		2,796
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 5.16% (e) (f)	9,477	9,477
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 5.26% (e) (f)	5,554	5,554
Total Short Term Investments (cost $15,031)		15,031
Total Investments 101.0% (cost $691,106)		611,627
Other Assets and Liabilities, Net (1.0)%		(6,180)
Total Net Assets 100.0%		605,447

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

(a) All or a portion of the security was on loan as of September 30, 2023.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Multi-Manager International Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	6,260	135,448	132,231	329	—	—	9,477	1.6
JNL Government Money Market Fund, 5.26% - Class SL	—	20,522	14,968	55	—	—	5,554	0.9
JNL Securities Lending Collateral Fund - Institutional Class	5,532	11,641	17,173	69	—	—	—	—
	11,792	167,611	164,372	453	—	—	15,031	2.5

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aumann AG	04/19/21	709	664	0.1
Autostore Holdings Ltd	08/25/22	2,401	2,149	0.4
Cian PLC	11/05/21	4,268	—	—
Coronado Global Resources Inc.	03/15/22	1,078	963	0.2
Creditaccess Grameen Limited	12/09/21	1,930	3,125	0.5
Headhunter Group PLC	04/20/21	1,643	—	—
Munters Group AB	08/18/23	2,312	2,570	0.4
NCAB Group AB (publ)	04/05/23	2,805	2,245	0.4
Scout24 SE	01/04/22	3,107	3,318	0.6
Sensirion Holding AG	04/19/21	3,033	3,297	0.5
Technogym S.p.A.	08/13/18	3,040	2,560	0.4
Thule Group AB	06/21/22	3,000	3,099	0.5
Veganz Group AG	11/04/21	993	254	—
Wizz Air Holdings PLC	12/23/21	3,232	1,980	0.3
		33,551	26,224	4.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	64,822	525,781	—	590,603
Preferred Stocks	3,197	—	—	3,197
Investment Companies	2,796	—	—	2,796
Short Term Investments	15,031	—	—	15,031
	85,846	525,781	—	611,627

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 95.0%
Industrials 17.9%
3M Company	208	19,439
Advanced Drainage Systems, Inc.	12	1,332
AGCO Corporation	44	5,181
Alaska Air Group, Inc. (a)	121	4,505
AMETEK, Inc.	103	15,219
APi Group Corp (a)	104	2,686
Atkore Inc. (a)	15	2,238
ATS Corporation (a)	62	2,639
ATS Corporation (a)	9	388
CAE Inc. (a)	93	2,181
Carrier Global Corporation	69	3,814
Clean Harbors, Inc. (a)	15	2,577
Equifax Inc.	26	4,815
Fortive Corporation	216	16,056
FTI Consulting, Inc. (a)	29	5,156
Genpact Limited	141	5,118
Graco Inc.	90	6,623
Hubbell Incorporated	8	2,492
IDEX Corporation	45	9,465
J.B. Hunt Transport Services, Inc.	32	6,033
Knorr - Bremse Aktiengesellschaft - ADR	348	5,505
Landstar System, Inc.	17	3,079
Leidos Holdings, Inc.	67	6,184
Lincoln Electric Holdings, Inc.	14	2,545
Lindsay Corporation	19	2,219
ManpowerGroup Inc.	52	3,813
Masonite International Corporation (a)	19	1,725
Maximus, Inc.	64	4,809
Mueller Water Products, Inc. - Class A	644	8,163
Nordson Corporation	42	9,373
Owens Corning	18	2,414
Parker-Hannifin Corporation	6	2,493
Paycom Software, Inc.	23	5,946
Regal Rexnord Corporation	31	4,369
Republic Services, Inc.	36	5,116
Resideo Technologies, Inc. (a)	152	2,402
Rockwell Automation, Inc.	20	5,574
Rollins, Inc.	80	2,985
SiteOne Landscape Supply, Inc. (a)	44	7,118
Textron Inc.	100	7,806
The Middleby Corporation (a)	43	5,466
The Toro Company	151	12,598
TransUnion	40	2,841
Vertiv Holdings Co - Class A	68	2,530
Werner Enterprises, Inc.	89	3,452
WillScot Mobile Mini Holdings Corp. - Class A (a)	99	4,101
Xylem Inc.	103	9,422
		252,005
Information Technology 15.0%
Akamai Technologies, Inc. (a)	53	5,647
Amphenol Corporation - Class A	174	14,615
ANSYS, Inc. (a)	19	5,653
Aspen Technology, Inc. (a)	8	1,626
Autodesk, Inc. (a)	36	7,552
Bentley Systems, Incorporated - Class B	36	1,826
Bill Holdings, Inc. (a)	39	4,222
CDW Corp.	9	1,735
Cloudflare, Inc. - Class A (a)	47	2,953
Datadog, Inc. - Class A (a)	37	3,369
DoubleVerify Holdings, Inc. (a)	113	3,151
Everbridge, Inc. (a)	41	924
Fair Isaac Corporation (a)	12	10,221
Flex Ltd. (a)	223	6,030
Gartner, Inc. (a)	25	8,431
Hewlett Packard Enterprise Company	236	4,101
Keysight Technologies, Inc. (a)	61	8,110
Lattice Semiconductor Corporation (a)	30	2,602
Marvell Technology, Inc.	65	3,546
MKS Instruments, Inc.	62	5,331
MongoDB, Inc. - Class A (a)	32	11,190
Motorola Solutions, Inc.	14	3,702
NCR Corporation (a)	91	2,443
Nutanix, Inc. - Class A (a)	270	9,418
Okta, Inc. - Class A (a)	170	13,857
Palo Alto Networks, Inc. (a)	26	6,095
Pure Storage, Inc. - Class A (a)	316	11,256
Roper Technologies, Inc.	6	2,792
Skyworks Solutions, Inc.	59	5,837
Synopsys, Inc. (a)	15	6,655
Teledyne Technologies Incorporated (a)	5	2,206
Teradyne, Inc.	47	4,698
Western Digital Corporation (a)	128	5,857
Workday, Inc. - Class A (a)	54	11,602
Workiva Inc. - Class A (a)	21	2,118
Zscaler, Inc. (a)	69	10,736
		212,107
Health Care 14.9%
Abcam PLC - ADR (a)	133	3,001
Agilent Technologies, Inc.	33	3,724
Align Technology, Inc. (a)	24	7,328
argenx SE - ADR (a)	1	684
Avantor, Inc. (a)	113	2,378
Becton, Dickinson and Company	3	797
Bio-Techne Corporation	133	9,081
Dentsply Sirona Inc.	626	21,381
DexCom, Inc. (a)	88	8,210
Doximity, Inc. - Class A (a)	59	1,263
Edwards Lifesciences Corporation (a)	113	7,863
Envista Holdings Corporation (a)	22	623
Globus Medical, Inc. - Class A (a)	187	9,262
HealthEquity, Inc. (a)	28	2,070
Hologic, Inc. (a)	73	5,049
Icon Public Limited Company (a)	25	6,353
ICU Medical, Inc. (a)	15	1,839
IDEXX Laboratories, Inc. (a)	22	9,323
Maravai LifeSciences Holdings, Inc. - Class A (a)	67	672
Mettler-Toledo International Inc. (a)	10	11,062
Molina Healthcare, Inc. (a)	6	2,041
Quest Diagnostics Incorporated	51	6,169
Repligen Corporation (a)	35	5,565
Smith & Nephew PLC - ADR	373	9,237
STAAR Surgical Company (a)	35	1,395
Steris Limited	51	11,212
Teleflex Incorporated	8	1,473
The Cooper Companies, Inc.	29	9,254
Universal Health Services, Inc. - Class B	81	10,154
Veeva Systems Inc. - Class A (a)	51	10,478
Waters Corporation (a)	43	11,947
West Pharmaceutical Services, Inc.	11	4,127
Zimmer Biomet Holdings, Inc.	100	11,278
Zoetis Inc. - Class A	25	4,288
		210,581
Financials 13.8%
American Financial Group, Inc.	54	5,997
Arch Capital Group Ltd. (a)	42	3,364
Arthur J. Gallagher & Co.	26	6,040
Blue Owl Capital Inc. - Class A	120	1,559
Chubb Limited	17	3,480
Commerce Bancshares, Inc.	16	754
Cullen/Frost Bankers, Inc.	75	6,860
Everest Re Group, Ltd.	55	20,405
FactSet Research Systems Inc.	18	7,871
Fifth Third Bancorp	25	621
FleetCor Technologies, Inc. (a)	12	3,058
Global Payments Inc.	52	6,046
Goosehead Insurance, Inc. - Class A (a)	91	6,747
Houlihan Lokey, Inc. - Class A	31	3,299
Huntington Bancshares Incorporated	240	2,498
Independent Bank Corp.	87	4,262
MarketAxess Holdings Inc.	10	2,063
Northern Trust Corporation	265	18,430
Old Republic International Corporation	233	6,277
Prosperity Bancshares, Inc.	85	4,617
Raymond James Financial, Inc.	7	693

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Reinsurance Group of America, Incorporated	55	7,926
Ryan Specialty Group Holdings, Inc. - Class A (a)	103	5,009
T. Rowe Price Group, Inc.	78	8,172
The Bank of New York Mellon Corporation	128	5,459
The Hartford Financial Services Group, Inc.	140	9,947
The PNC Financial Services Group, Inc.	9	1,056
The Progressive Corporation	27	3,761
The Travelers Companies, Inc.	73	11,972
Toast, Inc. - Class A (a)	475	8,898
TowneBank	123	2,813
Tradeweb Markets Inc. - Class A	90	7,218
U.S. Bancorp	20	645
W. R. Berkley Corporation	113	7,132
		194,949
Consumer Staples 10.3%
Beiersdorf Aktiengesellschaft - ADR	29	750
BJ's Wholesale Club Holdings, Inc. (a)	66	4,732
Brown-Forman Corporation - Class B	169	9,767
Calavo Growers, Inc.	86	2,172
Cal-Maine Foods, Inc.	85	4,112
Casey's General Stores, Inc.	12	3,177
Celsius Holdings, Inc. (a)	88	15,179
Coty Inc. - Class A (a)	295	3,236
Freshpet, Inc. (a)	131	8,694
Henkel AG & Co. KGaA - ADR	557	9,904
Henkel AG & Co. KGaA - ADR	435	6,845
Hormel Foods Corporation	209	7,967
Kimberly-Clark Corporation	134	16,193
Lamb Weston Holdings, Inc.	40	3,745
McCormick & Company, Incorporated	116	8,767
Mission Produce, Inc. (a)	194	1,875
Monster Beverage 1990 Corporation (a)	60	3,175
Performance Food Group Company (a)	74	4,350
Sysco Corporation	72	4,751
Target Corporation	6	650
The Clorox Company	115	15,024
The J. M. Smucker Company	43	5,236
Tyson Foods, Inc. - Class A	74	3,716
US Foods Holding Corp. (a)	47	1,857
		145,874
Consumer Discretionary 8.6%
Advance Auto Parts, Inc.	64	3,607
Aptiv PLC (a)	85	8,370
Bath & Body Works, Inc.	200	6,760
BorgWarner Inc.	136	5,486
Darden Restaurants, Inc.	33	4,708
Dick's Sporting Goods, Inc.	35	3,811
Domino's Pizza, Inc.	18	6,450
ETSY, Inc. (a)	20	1,259
Expedia Group, Inc. (a)	19	1,989
Five Below, Inc. (a)	8	1,319
Global-E Online Ltd. (a)	135	5,366
Hasbro, Inc.	37	2,454
Hilton Worldwide Holdings Inc.	27	4,025
Las Vegas Sands Corp.	41	1,879
Leslie's, Inc. (a)	432	2,448
MercadoLibre S.R.L (a)	5	6,545
Murphy USA Inc.	7	2,291
On Holding AG - Class A (a)	68	1,893
Planet Fitness, Inc. - Class A (a)	96	4,721
Pool Corporation	16	5,537
Ralph Lauren Corporation - Class A	41	4,763
Ross Stores, Inc.	114	12,902
Service Corporation International	22	1,234
Tapestry, Inc.	106	3,050
Tractor Supply Company	30	6,091
Ulta Beauty, Inc. (a)	14	5,592
Yum! Brands, Inc.	50	6,272
		120,822
Real Estate 4.1%
Alexandria Real Estate Equities, Inc.	81	8,078
Americold Realty Trust	58	1,767
Camden Property Trust	54	5,105
CoStar Group, Inc. (a)	82	6,337
Equity Commonwealth	265	4,875
Equity Lifestyle Properties, Inc.	82	5,231
Healthcare Realty Trust Incorporated - Class A	628	9,593
Healthpeak OP, LLC	218	4,010
Lamar Advertising Company - Class A	67	5,576
NNN REIT, Inc.	161	5,697
Sun Communities, Inc.	15	1,740
		58,009
Materials 3.6%
AptarGroup, Inc.	46	5,781
Ashland Inc.	38	3,096
Avery Dennison Corporation	35	6,320
Crown Holdings, Inc.	86	7,613
Eastman Chemical Company	17	1,281
Franco-Nevada Corporation	43	5,717
Packaging Corporation of America	43	6,679
Reliance Steel & Aluminum Co.	8	2,124
RPM International Inc.	51	4,816
Sensient Technologies Corporation	24	1,427
Westlake Corporation	49	6,053
		50,907
Utilities 3.3%
Alliant Energy Corporation	131	6,342
Ameren Corporation	33	2,454
American Water Works Company, Inc.	32	3,926
Avista Corporation	111	3,603
California Water Service Group	115	5,455
DTE Energy Company	13	1,330
Essential Utilities, Inc.	38	1,301
Eversource Energy	27	1,570
Pennon Group PLC - ADR	273	3,972
Portland General Electric Company	79	3,186
SJW Group	68	4,065
United Utilities Group PLC - ADR	155	3,605
Xcel Energy Inc.	105	5,991
		46,800
Energy 2.4%
Baker Hughes Company - Class A	32	1,144
Coterra Energy Inc.	244	6,611
Devon Energy Corporation	145	6,910
Diamondback Energy, Inc.	28	4,371
EQT Corporation	51	2,082
Halliburton Company	75	3,021
Hess Corporation	31	4,735
Noble Corporation PLC	23	1,165
Pioneer Natural Resources Company	19	4,293
		34,332
Communication Services 1.1%
Endeavor Group Holdings, Inc. - Class A	117	2,334
Live Nation Entertainment, Inc. (a)	55	4,543
Pinterest, Inc. - Class A (a)	39	1,065
Roblox Corporation - Class A (a)	52	1,507
The Trade Desk, Inc. - Class A (a)	80	6,263
		15,712
Total Common Stocks (cost $1,320,830)		1,342,098
PREFERRED STOCKS 0.8%
Financials 0.8%
MetLife, Inc., 5.63%, (25, 11/10/23) (b) (c)	104	2,456
MetLife, Inc., 4.75%, (25, 03/15/25) (b) (c)	150	3,049
The Charles Schwab Corporation, 5.95%, (25, 12/01/23) (b) (c)	91	2,208
U.S. Bancorp, 6.17%, (25, 11/10/23) (c) (d)	196	3,699
Total Preferred Stocks (cost $12,526)		11,412
SHORT TERM INVESTMENTS 4.2%
Investment Companies 4.1%
JNL Government Money Market Fund - Class I, 5.16% (e) (f)	58,727	58,727

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.26% (e) (f)	998	998
Total Short Term Investments (cost $59,725)		59,725
Total Investments 100.0% (cost $1,393,081)		1,413,235
Other Assets and Liabilities, Net 0.0%		222
Total Net Assets 100.0%		1,413,457

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Multi-Manager Mid Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	46,305	334,196	321,774	2,146	—	—	58,727	4.1
JNL Government Money Market Fund, 5.26% - Class SL	—	20,752	19,754	36	—	—	998	0.1
JNL Securities Lending Collateral Fund - Institutional Class	5,174	25,788	30,962	108	—	—	—	—
	51,479	380,736	372,490	2,290	—	—	59,725	4.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	1,342,098	—	—	1,342,098
Preferred Stocks	11,412	—	—	11,412
Short Term Investments	59,725	—	—	59,725
	1,413,235	—	—	1,413,235

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 96.5%
Information Technology 23.4%
908 Devices Inc. (a) (b)	379	2,522
ACI Worldwide, Inc. (a)	265	5,968
Advanced Energy Industries, Inc.	90	9,293
Altair Engineering Inc. - Class A (a)	39	2,438
Appian Corporation - Class A (a)	17	789
AppLovin Corporation - Class A (a)	42	1,697
Aspen Technology, Inc. (a)	35	7,170
Axcelis Technologies, Inc. (a)	12	2,022
Badger Meter, Inc.	23	3,365
Belden Inc.	9	835
Bentley Systems, Incorporated - Class B	319	16,005
Bill Holdings, Inc. (a)	217	23,575
Blackline, Inc. (a)	148	8,216
Box, Inc. - Class A (a)	157	3,800
Braze, Inc. - Class A (a)	27	1,257
Canadian Solar Inc. (a) (b)	87	2,133
CCC Intelligent Solutions Holdings Inc. (a)	135	1,808
Check Point Software Technologies Ltd (a)	14	1,899
Clearwater Analytics Holdings, Inc. - Class A (a)	879	17,006
Cognex Corporation	151	6,405
Confluent, Inc. - Class A (a)	23	672
Copperleaf Technologies Inc. (a) (b)	2,499	10,397
Couchbase, Inc. (a)	378	6,489
Credo Technology Group Holding Ltd (a)	54	827
CyberArk Software Ltd. (a)	45	7,370
Dynatrace, Inc. (a)	166	7,736
Endava PLC - Class A - ADR (a)	106	6,099
Enphase Energy, Inc. (a)	10	1,247
Fabrinet (a)	18	3,039
Fair Isaac Corporation (a)	22	18,796
First Solar, Inc. (a)	28	4,461
Five9, Inc. (a)	184	11,857
Gitlab Inc. - Class A (a)	168	7,593
Globant S.A. (a)	47	9,387
Grid Dynamics Holdings, Inc. - Class A (a)	796	9,692
Guidewire Software, Inc. (a)	85	7,688
Harmonic, Inc. (a)	454	4,372
HubSpot, Inc. (a)	9	4,024
Indie Semiconductor, Inc. - Class A (a) (b)	3,573	22,506
Klaviyo, Inc. - Series A (a) (b)	6	196
Lattice Semiconductor Corporation (a)	29	2,459
MACOM Technology Solutions Holdings, Inc. (a)	197	16,085
Navitas Semiconductor USA, Inc. (a) (b)	513	3,564
nCino OpCo, Inc. (a) (b)	796	25,327
Nice Ltd - ADR (a) (b)	11	1,876
Novanta Inc. (a)	51	7,280
NVE Corporation	22	1,792
Olo Inc. - Class A (a)	653	3,959
Onto Innovation Inc. (a)	22	2,863
Pagerduty, Inc. (a)	23	527
PAR Technology Corporation (a) (b)	104	3,992
PDF Solutions, Inc. (a)	36	1,168
Porch Group Inc - Class A (a) (b)	2,215	1,778
Power Integrations, Inc.	146	11,179
Procore Technologies, Inc. (a)	198	12,912
PROS Holdings, Inc. (a)	110	3,826
Pure Storage, Inc. - Class A (a)	50	1,784
Qualys, Inc. (a)	13	1,999
Rambus Inc. (a)	92	5,154
Riskified Ltd - Class A (a)	1,026	4,596
Semtech Corporation (a)	41	1,054
SentinelOne, Inc. - Class A (a)	285	4,805
Silicon Laboratories Inc. (a)	15	1,738
Sitime Corporation (a)	64	7,289
Smartsheet Inc. - Class A (a)	265	10,732
SolarEdge Technologies Ltd. (a)	5	648
Soundthinking, Inc. (a)	39	706
Sprout Social, Inc. - Class A (a)	262	13,053
SPS Commerce, Inc. (a)	140	23,781
Stratasys, Inc. (a)	72	977
Super Micro Computer, Inc. (a)	36	9,905
Teledyne Technologies Incorporated (a)	31	12,550
The Descartes Systems Group Inc. (a)	39	2,875
Tyler Technologies, Inc. (a)	33	12,587
Varonis Systems, Inc. (a)	177	5,413
Veeco Instruments Inc. (a)	98	2,747
Vertex, Inc. - Class A (a)	26	607
Workiva Inc. - Class A (a)	75	7,617
Zeta Global Holdings Corp. - Class A (a)	545	4,555
		500,410
Industrials 21.8%
AAON, Inc.	241	13,687
AAR Corp. (a)	25	1,483
Advanced Drainage Systems, Inc.	11	1,237
Alta Equipment Group Inc. - Class A	227	2,737
Ameresco, Inc. - Class A (a)	228	8,815
Applied Industrial Technologies, Inc.	79	12,191
Array Tech, Inc. (a)	812	18,016
ASGN Incorporated (a)	60	4,898
Atkore Inc. (a)	23	3,440
Axon Enterprise, Inc. (a)	89	17,620
Bloom Energy Corporation - Class A (a) (b)	48	636
Booz Allen Hamilton Holding Corporation - Class A	55	5,981
Builders FirstSource, Inc. (a)	5	610
Casella Waste Systems, Inc. - Class A (a)	181	13,829
CBIZ, Inc. (a)	37	1,933
Ceridian HCM Holding Inc. (a)	88	5,944
Chart Industries, Inc. (a)	195	32,963
Clean Harbors, Inc. (a)	30	4,964
Columbus McKinnon Corporation	124	4,333
Comfort Systems USA, Inc.	27	4,449
Copart, Inc. (a)	345	14,881
Enovix Operations Inc. (a) (b)	182	2,284
Fiverr International Ltd (a)	41	1,004
Genpact Limited	33	1,179
HEICO Corporation - Class A	116	14,994
Herc Holdings Inc.	10	1,194
Hexcel Corporation	65	4,225
Hudson Technologies, Inc. (a)	321	4,269
IDEX Corporation	18	3,736
John Bean Technologies Corporation	118	12,436
Kornit Digital Ltd. (a)	623	11,785
Kratos Defense & Security Solutions, Inc. (a)	155	2,327
Lincoln Electric Holdings, Inc.	9	1,594
Liquidity Services, Inc. (a)	70	1,227
Maximus, Inc.	65	4,848
McGrath RentCorp	12	1,244
Mercury Systems, Inc. (a)	388	14,407
Montrose Environmental Group, Inc. (a)	213	6,228
Moog Inc. - Class A	12	1,323
Nordson Corporation	16	3,631
Omega Flex, Inc.	59	4,634
Paycom Software, Inc.	19	4,936
Paycor HCM, Inc. (a)	35	805
Paylocity Holding Corporation (a)	28	5,168
RB Global, Inc.	69	4,287
RBC Bearings Incorporated (a)	39	9,124
Regal Rexnord Corporation	53	7,543
Saia, Inc. (a)	62	24,871
Science Applications International Corporation	62	6,504
Shoals Technologies Group, Inc. - Class A (a)	141	2,575
Simpson Manufacturing Co., Inc.	27	4,057
SiteOne Landscape Supply, Inc. (a)	131	21,529
SPX Technologies, Inc. (a)	52	4,200
Tecnoglass Inc.	58	1,915
Tetra Tech, Inc.	96	14,582
The AZEK Company Inc. - Class A (a)	161	4,776
The Timken Company	105	7,694
TransUnion	115	8,224
Trex Company, Inc. (a)	151	9,300
UFP Industries, Inc.	82	8,417
Verisk Analytics, Inc.	52	12,364
Vertiv Holdings Co - Class A	26	984
Viad Corp (a)	49	1,292
Vicor Corporation (a)	20	1,178

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Watts Water Technologies, Inc. - Class A	4	686
WillScot Mobile Mini Holdings Corp. - Class A (a)	398	16,563
WNS (Holdings) Limited - ADR (a)	111	7,586
XPO, Inc. (a)	20	1,484
Xylem Inc.	9	782
		466,642
Health Care 18.5%
10X Genomics, Inc. - Class A (a)	29	1,193
89Bio, Inc. (a)	28	438
Acadia Healthcare Company, Inc. (a)	40	2,806
Addus HomeCare Corporation (a)	30	2,580
Akero Therapeutics Inc. (a)	10	497
Alkermes Public Limited Company (a)	115	3,215
Amicus Therapeutics, Inc. (a)	340	4,133
AMN Healthcare Services, Inc. (a)	110	9,412
Apellis Pharmaceuticals, Inc. (a) (b)	84	3,200
Arcturus Therapeutics Holdings Inc. (a)	135	3,462
Arrowhead Pharmaceuticals Inc (a)	100	2,698
AtriCure, Inc. (a)	117	5,129
Atrion Corporation	16	6,450
Axonics, Inc. (a)	99	5,579
Axsome Therapeutics, Inc. (a) (b)	58	4,027
Azenta, Inc. (a)	329	16,538
BioLife Solutions, Inc. (a)	221	3,050
Biomerica, Inc. (a) (b)	614	527
Bluebird Bio, Inc. (a) (b)	1,053	3,201
Blueprint Medicines Corporation (a)	60	3,054
Bridgebio Pharma, Inc. (a)	184	4,833
Castle Biosciences, Inc. (a)	774	13,066
Certara, Inc. (a)	773	11,240
CONMED Corporation	23	2,293
Cryoport, Inc. (a) (b)	322	4,420
CymaBay Therapeutics, Inc. (a)	52	772
CytoSorbents Corporation (a)	595	1,119
Definitive Healthcare Corp. - Class A (a)	933	7,456
Disc Medicine, Inc. (a)	8	369
DocGo Inc. (a)	115	614
Edgewise Therapeutics, Inc. (a)	90	516
Establishment Labs Holdings Inc. (a)	55	2,712
Evolent Health, Inc. - Class A (a)	649	17,675
Exact Sciences Corporation (a)	23	1,592
Globus Medical, Inc. - Class A (a)	32	1,606
Haemonetics Corporation (a)	7	659
Halozyme Therapeutics, Inc. (a)	168	6,430
Harvard Bioscience, Inc. (a)	364	1,567
Health Catalyst, Inc. (a)	664	6,722
HealthEquity, Inc. (a)	237	17,307
iCAD, Inc. (a) (b)	467	985
ImmunoGen, Inc. (a)	78	1,232
Immunovant, Inc. (a)	19	749
Inari Medical, Inc. (a)	128	8,343
Insmed Incorporated (a)	182	4,586
Inspire Medical Systems, Inc. (a)	15	3,058
Insulet Corporation (a)	5	864
Integra LifeSciences Holdings Corporation (a)	37	1,407
Intellia Therapeutics, Inc. (a)	38	1,189
Irhythm Technologies, Inc. (a)	46	4,357
Karuna Therapeutics, Inc. (a)	12	1,990
Keros Therapeutics, Inc. (a)	56	1,784
Kiniksa Pharmaceuticals Ltd. - Class A (a)	37	641
Krystal Biotech, Inc. (a)	25	2,902
Lantheus Holdings, Inc. (a)	49	3,396
LivaNova PLC (a)	11	582
Maravai LifeSciences Holdings, Inc. - Class A (a)	107	1,071
MaxCyte, Inc. (a) (b)	684	2,133
Medpace Holdings, Inc. (a)	11	2,762
Mesa Laboratories, Inc.	13	1,324
MoonLake Immunotherapeutics AG - Class A (a) (b)	10	561
Natera, Inc. (a)	161	7,112
National Research Corporation	103	4,593
Neogen Corporation (a)	79	1,470
Nuvalent, Inc. - Class A (a)	11	491
Olink Holding AB (Publ) - ADR (a) (b)	201	2,959
Opthea Limited - ADR (a) (b)	78	132
Option Care Health, Inc. (a)	87	2,827
Orthopediatrics Corp. (a)	142	4,542
Pacific Biosciences of California, Inc. (a)	26	217
Pacira Pharmaceuticals, Inc. (a)	41	1,248
Penumbra, Inc. (a)	6	1,364
Phreesia, Inc. (a)	84	1,561
Pliant Therapeutics, Inc. (a)	208	3,613
Pphm, Inc. (a)	142	1,338
Privia Health Group Inc. (a)	289	6,638
Procept Biorobotics Corporation (a) (b)	20	651
Prothena Corporation Public Limited Company (a)	74	3,553
Pulmonx Corporation (a)	64	661
Quanterix Corporation (a)	224	6,069
Renalytix PLC - ADR (a) (b)	126	202
Repligen Corporation (a)	108	17,158
Revance Therapeutics, Inc. (a)	170	1,950
Revolution Medicines, Inc. (a)	17	463
Rocket Pharmaceuticals, Inc. (a)	172	3,528
Roivant Sciences Ltd. (a) (b)	52	609
RxSight, Inc. (a)	7	203
Sarepta Therapeutics, Inc. (a)	19	2,281
Sgry, LLC (a)	365	10,652
Shockwave Medical, Inc. (a)	34	6,942
SI-BONE, Inc. (a)	355	7,540
Silk Road Medical, Inc. (a)	494	7,405
Stevanato Group Societa' Per Azioni	109	3,234
Tenet Healthcare Corporation (a)	17	1,148
The Cooper Companies, Inc.	22	7,133
The Ensign Group, Inc.	39	3,626
TransMedics Group, Inc. (a)	37	2,030
U. S. Physical Therapy, Inc.	75	6,920
Ultragenyx Pharmaceutical Inc. (a)	57	2,040
Vaxcyte, Inc. (a)	22	1,127
Ventyx Biosciences, Inc. (a)	14	496
Veracyte, Inc. (a)	269	6,020
West Pharmaceutical Services, Inc.	52	19,338
Xencor, Inc. (a)	45	912
Xenon Pharmaceuticals Inc. (a)	59	2,006
		396,075
Financials 11.8%
Euronet Worldwide, Inc. (a)	133	10,540
Evercore Inc. - Class A	77	10,655
FactSet Research Systems Inc.	47	20,434
FirstCash Holdings, Inc.	22	2,230
Flywire Corporation (a)	122	3,899
Goosehead Insurance, Inc. - Class A (a)	128	9,494
Hamilton Lane Incorporated - Class A	41	3,693
Houlihan Lokey, Inc. - Class A	36	3,859
Interactive Brokers Group, Inc. - Class A	156	13,464
Jack Henry & Associates, Inc.	69	10,464
James River Group, Inc.	162	2,484
Kinsale Capital Group, Inc.	28	11,882
LPL Financial Holdings Inc.	28	6,785
MarketAxess Holdings Inc.	78	16,692
Morningstar, Inc.	63	14,652
Oportun Financial Corporation (a)	156	1,127
Palomar Holdings, Inc. (a)	29	1,466
Payoneer Global Inc. (a)	587	3,591
Primerica, Inc.	52	10,016
Ryan Specialty Group Holdings, Inc. - Class A (a)	876	42,394
Selective Insurance Group, Inc.	22	2,299
ServisFirst Bancshares, Inc.	194	10,110
Shift4 Payments, LLC - Class A (a)	157	8,688
StepStone Group Inc. - Class A	226	7,142
Texas Capital Bancshares, Inc. (a)	87	5,143
Toast, Inc. - Class A (a)	251	4,699
Upstart Holdings, Inc. (a) (b)	7	192
Victory Capital Holdings, Inc. - Class A	88	2,945
Wex, Inc. (a)	59	11,117
Wintrust Financial Corporation	17	1,318
		253,474
Consumer Discretionary 10.3%
Abercrombie & Fitch Co. - Class A (a)	57	3,210
Boot Barn Holdings, Inc. (a)	141	11,460

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Boyd Gaming Corporation	68	4,116
Bright Horizons Family Solutions, Inc. (a)	23	1,868
Caesars Entertainment, Inc. (a)	169	7,832
Churchill Downs Incorporated	33	3,777
DK Crown Holdings Inc. - Class A (a)	169	4,985
Dream Finders Homes, Inc. - Class A (a) (b)	256	5,682
ETSY, Inc. (a)	44	2,822
European Wax Center, Inc. - Class A (a) (b)	285	4,610
First Watch Restaurant Group, Inc. (a)	61	1,054
Five Below, Inc. (a)	67	10,784
Floor & Decor Holdings, Inc. - Class A (a)	77	6,955
Fox Factory Holding Corp. (a)	305	30,266
Genius Sports Limited (a)	1,259	6,708
Gentherm Incorporated (a)	90	4,871
Holley Inc. (a) (b)	752	3,753
Life Time Group Holdings, Inc. (a)	119	1,805
MGM Resorts International	127	4,666
Ollie's Bargain Outlet Holdings, Inc. (a)	240	18,527
On Holding AG - Class A (a)	159	4,420
Planet Fitness, Inc. - Class A (a)	147	7,226
Portillo's Inc. - Class A (a)	125	1,920
Ralph Lauren Corporation - Class A	26	3,013
Revolve Group Inc. - Class A (a) (b)	339	4,607
RH (a)	21	5,492
Shake Shack, Inc. - Class A (a)	29	1,642
Skyline Champion Corporation (a)	21	1,327
Stoneridge, Inc. (a)	70	1,400
Sweetgreen, Inc. - Class A (a)	28	326
Texas Roadhouse, Inc. - Class A	154	14,825
The Lovesac Company (a)	117	2,332
Thredup Inc. - Class A (a)	505	2,027
Topgolf Callaway Brands Corp. (a)	689	9,532
Udemy, Inc. (a)	154	1,467
Under Armour, Inc. - Class C (a)	199	1,272
Warby Parker Inc. - Class A (a) (b)	91	1,202
Wingstop Inc.	64	11,565
WW International, Inc. (a)	189	2,090
YETI Holdings, Inc. (a)	41	1,962
		219,398
Communication Services 3.8%
Auto Trader Group PLC	1,812	13,608
Bumble Inc. - Class A (a)	102	1,528
Cogent Communications Holdings, Inc.	22	1,380
EverQuote, Inc. - Class A (a)	129	931
IAC Inc. (a)	154	7,741
Liberty Media Corporation - Series A (a)	62	3,503
Liberty Media Corporation - Series C (a)	136	4,355
Magnite, Inc. (a)	1,843	13,897
Mediaalpha, Inc. - Class A (a)	303	2,503
Rightmove PLC	2,750	18,788
Rightmove PLC - ADR	446	6,068
The New York Times Company - Class A	68	2,806
TKO Group Holdings Inc. - Class A	43	3,608
		80,716
Consumer Staples 2.8%
Bellring Intermediate Holdings, Inc. (a)	112	4,595
Casey's General Stores, Inc.	40	10,820
Celsius Holdings, Inc. (a)	3	534
e.l.f. Beauty, Inc. (a)	2	254
Freshpet, Inc. (a) (b)	16	1,082
Grocery Outlet Holding Corp. (a)	122	3,530
Lamb Weston Holdings, Inc.	121	11,200
Oddity Tech Ltd - Class A (a) (b)	54	1,518
Performance Food Group Company (a)	133	7,842
PriceSmart, Inc.	35	2,577
Structure Therapeutics Inc - ADR (a) (b)	9	434
SunOpta Inc. (a)	90	303
The Chefs' Warehouse, Inc. (a)	95	2,012
The Simply Good Foods Company (a)	53	1,831
The Vita Coco Company, Inc. (a)	422	10,989
		59,521
Energy 1.9%
Cactus, Inc. - Class A	56	2,791
Callon Petroleum Company (a)	16	615
Diamondback Energy, Inc.	8	1,166
Matador Resources Company	270	16,065
Permian Resources Corporation - Class A	767	10,706
Range Resources Corporation	71	2,296
TechnipFMC PLC	174	3,542
Tidewater Inc. (a)	16	1,144
Weatherford International Public Limited Company (a)	24	2,149
		40,474
Real Estate 1.2%
Americold Realty Trust	80	2,442
CoStar Group, Inc. (a)	65	5,037
Rexford Industrial Realty, Inc.	291	14,325
Terreno Realty Corporation	56	3,209
		25,013
Materials 1.0%
Avient Corporation	310	10,943
Innospec Inc.	25	2,604
Livent Corporation (a) (b)	184	3,402
Materion Corporation	43	4,387
Summit Materials, Inc. - Class A (a)	14	434
		21,770
Total Common Stocks (cost $2,092,009)		2,063,493
RIGHTS 0.0%
Flexion Therapeutics, Inc. (a) (b) (c)	491	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	68,780	68,780
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	12,420	12,420
Total Short Term Investments (cost $81,200)		81,200
Total Investments 100.3% (cost $2,173,209)		2,144,693
Other Assets and Liabilities, Net (0.3)%		(5,352)
Total Net Assets 100.0%		2,139,341

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL Multi-Manager Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	43,450	576,717	551,387	2,636	—	—	68,780	3.2
JNL Government Money Market Fund, 5.26% - Class SL	—	144,291	131,871	252	—	—	12,420	0.6
JNL Securities Lending Collateral Fund - Institutional Class	10,184	105,805	115,989	359	—	—	—	—
	53,634	826,813	799,247	3,247	—	—	81,200	3.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	2,031,097	32,396	—	2,063,493
Rights	—	—	—	—
Short Term Investments	81,200	—	—	81,200
	2,112,297	32,396	—	2,144,693

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 96.7%
Industrials 26.7%
Acuity Brands, Inc.	38	6,390
ACV Auctions Inc. - Class A (a)	293	4,444
Air Lease Corporation - Class A	562	22,162
Air Transport Services Group, Inc. (a)	554	11,563
Alight, Inc. - Class A (a)	667	4,733
American Woodmark Corporation (a)	265	20,073
APi Group Corp (a)	683	17,716
Argan, Inc.	99	4,510
Armstrong World Industries, Inc.	168	12,080
ASGN Incorporated (a)	114	9,312
Atkore Inc. (a)	78	11,574
Beacon Roofing Supply, Inc. (a)	128	9,870
BrightView Holdings, Inc. (a)	489	3,786
BWXT Government Group, Inc.	103	7,695
Clarivate PLC (a)	598	4,013
CoreCivic, Inc. (a)	605	6,812
CSW Industrials, Inc.	38	6,642
EMCOR Group, Inc.	42	8,942
Enerpac Tool Group Corp. - Class A	277	7,316
ESAB Corporation	108	7,570
Forward Air Corporation	27	1,871
FuelCell Energy, Inc. (a) (b)	161	206
Gates Industrial Corporation PLC (a)	665	7,722
GMS Inc. (a)	96	6,156
GXO Logistics Inc. (a)	112	6,569
Hayward Holdings, Inc. (a)	769	10,847
Hillman Solutions Corp. - Class A (a)	2,996	24,718
Huron Consulting Group Inc. (a)	61	6,358
Insperity, Inc.	149	14,553
Landstar System, Inc.	69	12,248
Maximus, Inc.	41	3,065
McGrath RentCorp	15	1,529
MDU Resources Group, Inc.	196	3,842
Moog Inc. - Class A	26	2,946
MSC Industrial Direct Co., Inc. - Class A	22	2,126
Mueller Industries, Inc.	80	5,980
PGT Innovations, Inc. (a)	280	7,766
RB Global, Inc.	13	815
Rush Enterprises, Inc. - Class A	183	7,490
SP Plus Corporation (a)	157	5,682
Spirit Airlines, Inc.	264	4,355
Steelcase Inc. - Class A	559	6,247
Tecnoglass Inc.	155	5,093
The AZEK Company Inc. - Class A (a)	263	7,819
The Gorman- Rupp Company	113	3,720
Trinet Group, Inc. (a)	121	14,073
U-Haul Holding Company - Series N	255	13,365
Unifirst Corporation	110	17,869
Viad Corp (a)	70	1,844
Vm Consolidated, Inc. - Class A (a)	1,001	18,723
Werner Enterprises, Inc.	116	4,505
Woodward, Inc.	90	11,181
		428,486
Financials 18.5%
1st Source Corporation	45	1,896
American Equity Investment Life Holding Company	34	1,807
Assured Guaranty Ltd.	193	11,680
AXIS Capital Holdings Limited	108	6,092
Bank of Hawaii Corporation	39	1,933
Bank OZK	49	1,803
BankUnited, Inc.	162	3,675
Brookline Bancorp, Inc.	208	1,898
Cannae Holdings, Inc. (a)	408	7,613
Cathay General Bancorp	127	4,404
CNA Financial Corporation	86	3,366
CNO Financial Group, Inc.	87	2,068
Columbia Banking System, Inc.	393	7,986
Commerce Bancshares, Inc.	144	6,894
Enstar Group Limited (a)	56	13,600
Essent Group Ltd.	210	9,932
Euronet Worldwide, Inc. (a)	109	8,652
EVERTEC, Inc.	131	4,871
F.N.B. Corporation	130	1,405
Federated Hermes, Inc. - Class B	39	1,337
Fidelity National Financial, Inc. - Class A	140	5,786
First American Financial Corporation	114	6,434
First Citizens BancShares, Inc. - Class A	12	16,351
First Hawaiian, Inc.	466	8,413
FirstCash Holdings, Inc.	37	3,697
Genworth Financial, Inc. - Class A (a)	1,216	7,125
Glacier Bancorp, Inc.	302	8,600
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	30	646
HomeStreet, Inc. (b)	227	1,765
International Bancshares Corporation	123	5,340
LendingTree, Inc. (a)	15	233
LPL Financial Holdings Inc.	13	3,093
National Western Life Group, Inc. - Class A	11	4,744
NMI Holdings, Inc. - Class A (a)	119	3,217
Radian Group Inc.	154	3,874
RenaissanceRe Holdings Ltd	41	8,043
Sandy Spring Bancorp, Inc.	148	3,177
Stewart Information Services Corporation	125	5,468
The Bancorp, Inc. (a)	180	6,217
The Hanover Insurance Group, Inc.	16	1,723
UMB Financial Corporation	87	5,394
Virtu Financial, Inc. - Class A	279	4,822
Virtus Investment Partners, Inc.	54	11,004
Washington Federal, Inc.	181	4,643
Western Alliance Bancorporation	172	7,892
Wex, Inc. (a)	56	10,449
White Mountains Insurance Group Ltd	15	21,171
Wintrust Financial Corporation	231	17,489
WSFS Financial Corporation	209	7,625
		297,347
Consumer Discretionary 13.9%
Advance Auto Parts, Inc.	33	1,868
American Eagle Outfitters, Inc.	473	7,857
America's Car Mart, Inc. (a)	91	8,326
Carter's, Inc.	132	9,157
Dorman Products, Inc. (a)	130	9,841
Dream Finders Homes, Inc. - Class A (a)	274	6,084
Frontdoor, Inc. (a)	416	12,714
Gentex Corporation	548	17,834
Gildan Activewear Inc. - Class A (b)	352	9,872
Grand Canyon Education, Inc. (a)	91	10,607
Group 1 Automotive, Inc.	23	6,143
Hanesbrands Inc.	958	3,794
Helen of Troy Limited (a)	101	11,808
LCI Industries	45	5,264
Leslie's, Inc. (a)	332	1,878
Lithia Motors, Inc. - Class A	7	1,937
LKQ Corporation	266	13,181
M/I Homes, Inc. (a)	36	3,065
Malibu Boats, Inc. - Class A (a)	134	6,551
Modine Manufacturing Company (a)	90	4,132
Murphy USA Inc.	25	8,584
Ollie's Bargain Outlet Holdings, Inc. (a)	128	9,856
Patrick Industries, Inc.	75	5,654
Polaris Inc.	42	4,338
Skechers U.S.A., Inc. - Class A (a)	131	6,436
Stoneridge, Inc. (a)	334	6,713
Thor Industries, Inc.	62	5,854
Wingstop Inc.	9	1,627
Winnebago Industries, Inc.	233	13,833
Wyndham Hotels & Resorts, Inc.	131	9,138
		223,946
Health Care 9.7%
Acadia Healthcare Company, Inc. (a)	84	5,920
AdaptHealth LLC - Class A (a)	842	7,662
Addus HomeCare Corporation (a)	228	19,432
Arcellx Inc. (a)	20	717
Bausch & Lomb Corporation (a) (b)	156	2,642
CRISPR Therapeutics AG (a) (b)	32	1,446

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Cross Country Healthcare, Inc. (a)	276	6,845
Dentsply Sirona Inc.	249	8,492
DocGo Inc. (a)	1,055	5,625
Dynavax Technologies Corporation (a)	180	2,664
Editas Medicine, Inc. (a) (b)	71	554
Embecta Corp.	160	2,415
Encompass Health Corporation	100	6,742
ICU Medical, Inc. (a)	72	8,593
Integer Holdings Corporation (a)	109	8,519
Integra LifeSciences Holdings Corporation (a)	177	6,765
Kymera Therapeutics, Inc. (a)	36	500
Lantheus Holdings, Inc. (a)	208	14,453
Mirati Therapeutics, Inc. (a)	28	1,233
Pacira Pharmaceuticals, Inc. (a)	70	2,141
Patterson Companies, Inc.	119	3,521
Pediatrix Medical Group, Inc. (a)	52	666
Perrigo Company Public Limited Company	266	8,491
Premier Healthcare Solutions, Inc. - Class A	60	1,290
Relay Therapeutics, Inc. (a)	116	975
The Ensign Group, Inc.	113	10,538
UFP Technologies, Inc. (a)	29	4,650
Varex Imaging Corporation (a)	411	7,723
Vericel Corporation (a)	96	3,202
Zynex, Inc. (a) (b)	93	744
		155,160
Information Technology 8.9%
ACI Worldwide, Inc. (a)	738	16,640
Alteryx, Inc. - Class A (a)	73	2,759
Arrow Electronics, Inc. (a)	54	6,755
Coherent Corp. (a)	62	2,014
Dun & Bradstreet Holdings, Inc.	486	4,851
DXC Technology Company (a)	104	2,177
E2Open Parent Holdings, Inc. - Class A (a)	1,336	6,065
ePlus inc. (a)	412	26,208
Formfactor, Inc. (a)	193	6,743
Gitlab Inc. - Class A (a)	91	4,114
Kulicke and Soffa Industries, Inc.	107	5,198
MeridianLink, Inc. (a)	544	9,287
MKS Instruments, Inc.	75	6,458
Napco Security Technologies, Inc.	120	2,669
NCR Corporation (a)	233	6,271
Onto Innovation Inc. (a)	11	1,377
PAR Technology Corporation (a) (b)	180	6,929
Plexus Corp. (a)	13	1,187
Silicon Motion, Inc. - ADR (a)	100	5,125
TD SYNNEX Corporation	101	10,086
Thoughtworks Holding, Inc. (a)	541	2,208
Vontier Corporation	232	7,188
		142,309
Consumer Staples 4.8%
BJ's Wholesale Club Holdings, Inc. (a)	176	12,547
Cal-Maine Foods, Inc.	71	3,455
Central Garden & Pet Company - Class A (a)	122	4,885
Flowers Foods, Inc.	247	5,470
Grocery Outlet Holding Corp. (a)	373	10,752
Hostess Brands, Inc. - Class A (a)	112	3,729
Ingles Markets, Incorporated - Class A	42	3,161
Ingredion Incorporated	55	5,414
Inter Parfums, Inc.	74	9,955
Lancaster Colony Corporation	39	6,453
Molson Coors Beverage Company - Class B	42	2,646
Sprouts Farmers Market, Inc. (a)	90	3,852
The Simply Good Foods Company (a)	142	4,893
		77,212
Energy 3.9%
ChampionX Corporation	49	1,732
Chesapeake Energy Corporation	22	1,888
CNX Resources Corporation (a)	211	4,758
CVR Energy, Inc.	66	2,235
DHT Holdings, Inc.	349	3,599
DMC Global Inc. (a)	363	8,886
HF Sinclair Corporation	73	4,128
Matador Resources Company	90	5,329
Ovintiv Canada ULC	36	1,716
Permian Resources Corporation - Class A	530	7,404
Range Resources Corporation	207	6,696
SM Energy Company	184	7,316
Talos Energy Inc. (a)	306	5,025
World Kinect Corporation	92	2,053
		62,765
Real Estate 3.8%
Alexander & Baldwin, Inc.	521	8,722
Apple Hospitality REIT, Inc.	322	4,935
Brandywine Realty Trust	159	724
Cushman & Wakefield PLC (a)	774	5,896
Getty Realty Corp.	117	3,245
Highwoods Properties, Inc.	22	448
Independence Realty Trust, Inc.	103	1,453
Marcus & Millichap Company	307	9,002
Newmark Group, Inc. - Class A	318	2,047
PotlatchDeltic Corporation	129	5,838
Ryman Hospitality Properties, Inc.	92	7,665
STAG Industrial, Inc.	169	5,833
Terreno Realty Corporation	94	5,359
		61,167
Materials 3.1%
Ashland Inc.	82	6,673
Century Aluminum Company (a)	170	1,220
Commercial Metals Company	54	2,666
Element Solutions Inc.	1,211	23,750
H.B. Fuller Company	62	4,222
Hecla Mining Company	634	2,480
Summit Materials, Inc. - Class A (a)	202	6,315
TriMas Corporation	75	1,852
		49,178
Utilities 2.3%
ALLETE, Inc.	14	764
Avista Corporation	67	2,181
Black Hills Corporation	46	2,334
Clearway Energy, Inc. - Class C	147	3,116
IDACORP, Inc.	15	1,425
NorthWestern Corporation	102	4,921
PNM Resources, Inc.	38	1,679
Portland General Electric Company	54	2,167
Southwest Gas Holdings, Inc.	79	4,749
Spire Inc.	51	2,877
Vistra Corp.	315	10,443
		36,656
Communication Services 1.1%
Cable One, Inc.	6	3,978
Liberty Latin America Ltd. - Class A (a)	147	1,195
Liberty Latin America Ltd. - Class C (a)	101	820
Telephone and Data Systems, Inc.	166	3,047
TripAdvisor, Inc. (a)	263	4,361
Yelp Inc. (a)	115	4,799
		18,200
Total Common Stocks (cost $1,538,446)		1,552,426
INVESTMENT COMPANIES 0.3%
FS KKR Capital Corp.	199	3,912
Total Investment Companies (cost $4,371)		3,912
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.1%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	49,858	49,858
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	3,355	3,355
Total Short Term Investments (cost $53,213)		53,213
Total Investments 100.3% (cost $1,596,030)		1,609,551
Other Assets and Liabilities, Net (0.3)%		(4,821)
Total Net Assets 100.0%		1,604,730

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

as of September 30, 2023.

JNL Multi-Manager Small Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	57,399	242,396	249,937	1,818	—	—	49,858	3.1
JNL Government Money Market Fund, 5.26% - Class SL	—	107,879	104,524	67	—	—	3,355	0.2
JNL Securities Lending Collateral Fund - Institutional Class	1,819	42,567	44,386	75	—	—	—	—
	59,218	392,842	398,847	1,960	—	—	53,213	3.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	1,552,426	—	—	1,552,426
Investment Companies	3,912	—	—	3,912
Short Term Investments	53,213	—	—	53,213
	1,609,551	—	—	1,609,551

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL Multi-Manager U.S. Select Equity Fund
COMMON STOCKS 97.8%
Information Technology 37.0%
Advanced Micro Devices, Inc. (a)	62	6,397
AppLovin Corporation - Class A (a)	226	9,025
Arista Networks, Inc. (a)	32	5,875
Arm Holdings PLC - ADR (a)	87	4,636
Bill Holdings, Inc. (a)	63	6,835
Broadcom Inc.	7	5,712
Datadog, Inc. - Class A (a)	95	8,649
Entegris, Inc.	51	4,813
Fair Isaac Corporation (a)	3	2,410
Gartner, Inc. (a)	14	4,726
Intuit Inc.	8	3,997
Lam Research Corporation	8	5,182
Microsoft Corporation	109	34,417
NVIDIA Corporation	50	21,872
ServiceNow, Inc. (a)	12	6,900
Synopsys, Inc. (a)	9	3,986
Workday, Inc. - Class A (a)	17	3,676
		139,108
Health Care 13.7%
Eli Lilly and Company	27	14,499
IDEXX Laboratories, Inc. (a)	7	3,144
Intuitive Surgical, Inc. (a)	17	5,043
McKesson Corporation	12	5,036
Shockwave Medical, Inc. (a)	19	3,778
Thermo Fisher Scientific Inc.	7	3,759
UnitedHealth Group Incorporated	27	13,542
Zoetis Inc. - Class A	15	2,614
		51,415
Consumer Discretionary 9.4%
Amazon.com, Inc. (a)	194	24,669
D.R. Horton, Inc.	36	3,905
Floor & Decor Holdings, Inc. - Class A (a)	74	6,659
		35,233
Energy 9.2%
Canadian Natural Resources Limited (b)	148	9,546
EOG Resources, Inc.	28	3,550
Exxon Mobil Corporation	34	3,958
Hess Corporation	35	5,357
Peabody Energy Corporation	27	710
Schlumberger Limited	200	11,660
		34,781
Financials 8.9%
Arthur J. Gallagher & Co.	30	6,900
LPL Financial Holdings Inc.	31	7,475
Visa Inc. - Class A	83	18,997
		33,372
Communication Services 8.0%
Alphabet Inc. - Class C (a)	75	9,934
Meta Platforms, Inc. - Class A (a)	52	15,498
Netflix, Inc. (a)	12	4,576
		30,008
Industrials 7.7%
Booz Allen Hamilton Holding Corporation - Class A	63	6,883
Canadian Pacific Kansas City Limited	107	7,967
Saia, Inc. (a)	9	3,577
Tetra Tech, Inc.	44	6,649
Uber Technologies, Inc. (a)	89	4,113
		29,189
Consumer Staples 2.3%
Costco Wholesale Corporation	8	4,402
Monster Beverage 1990 Corporation (a)	83	4,412
		8,814
Materials 1.6%
Corteva, Inc.	75	3,821
Martin Marietta Materials, Inc.	5	2,102
		5,923
Total Common Stocks (cost $339,564)		367,843
SHORT TERM INVESTMENTS 4.0%
Investment Companies 2.3%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	8,527	8,527
Securities Lending Collateral 1.7%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	6,611	6,611
Total Short Term Investments (cost $15,138)		15,138
Total Investments 101.8% (cost $354,702)		382,981
Other Assets and Liabilities, Net (1.8)%		(6,882)
Total Net Assets 100.0%		376,099

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Multi-Manager U.S. Select Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	15,054	151,625	158,152	387	—	—	8,527	2.3
JNL Government Money Market Fund, 5.26% - Class SL	—	10,983	4,372	—	—	—	6,611	1.7
	15,054	162,608	162,524	387	—	—	15,138	4.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager U.S. Select Equity Fund
Assets - Securities
Common Stocks	367,843	—	—	367,843
Short Term Investments	15,138	—	—	15,138
	382,981	—	—	382,981

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 98.4%
Information Technology 27.0%
Accenture Public Limited Company - Class A	6	1,787
Adobe Inc. (a)	4	2,146
Advanced Micro Devices, Inc. (a)	15	1,534
Akamai Technologies, Inc. (a)	1	150
Amphenol Corporation - Class A	6	461
Analog Devices, Inc.	5	811
ANSYS, Inc. (a)	1	237
Apple Inc.	136	23,236
Applied Materials, Inc.	8	1,074
Arista Networks, Inc. (a)	2	431
Autodesk, Inc. (a)	2	409
Broadcom Inc.	4	3,165
Cadence Design Systems, Inc. (a)	3	587
CDW Corp.	1	245
Cisco Systems, Inc.	38	2,023
Cognizant Technology Solutions Corporation - Class A	5	320
Corning Incorporated	7	212
DXC Technology Company (a)	2	38
Enphase Energy, Inc. (a)	1	150
EPAM Systems, Inc. (a)	1	143
F5, Inc. (a)	1	93
Fair Isaac Corporation (a)	—	202
First Solar, Inc. (a)	1	146
Fortinet, Inc. (a)	6	358
Gartner, Inc. (a)	1	246
Gen Digital Inc.	6	97
Hewlett Packard Enterprise Company	12	203
HP, Inc.	8	211
Intel Corporation	39	1,377
International Business Machines Corporation	8	1,180
Intuit Inc.	3	1,320
Juniper Networks, Inc.	3	79
Keysight Technologies, Inc. (a)	2	216
KLA Corporation	1	582
Lam Research Corporation	1	772
Microchip Technology Incorporated	5	396
Micron Technology, Inc.	10	690
Microsoft Corporation	69	21,664
Monolithic Power Systems, Inc.	—	190
Motorola Solutions, Inc.	2	419
NetApp, Inc.	2	145
NVIDIA Corporation	23	9,922
NXP Semiconductors N.V.	2	475
On Semiconductor Corporation (a)	4	370
Oracle Corporation	15	1,540
Palo Alto Networks, Inc. (a)	3	659
PTC Inc. (a)	1	148
Qorvo, Inc. (a)	1	95
Qualcomm Incorporated	10	1,139
Roper Technologies, Inc.	1	484
Salesforce, Inc. (a)	9	1,824
Seagate Technology Holdings Public Limited Company	2	121
ServiceNow, Inc. (a)	2	1,048
Skyworks Solutions, Inc.	1	145
SolarEdge Technologies Ltd. (a)	1	70
Synopsys, Inc. (a)	1	649
TE Connectivity Ltd. (b)	3	366
Teledyne Technologies Incorporated (a)	—	179
Teradyne, Inc.	1	139
Texas Instruments Incorporated	8	1,337
Trimble Inc. (a)	2	119
Tyler Technologies, Inc. (a)	—	146
VeriSign, Inc. (a)	1	165
Western Digital Corporation (a)	3	131
Zebra Technologies Corporation - Class A (a)	1	115
		91,131
Health Care 13.2%
Abbott Laboratories	16	1,550
AbbVie Inc.	16	2,436
Agilent Technologies, Inc.	3	304
Align Technology, Inc. (a)	1	203
AmerisourceBergen Corporation	1	263
Amgen Inc.	5	1,323
Baxter International Inc.	5	174
Becton, Dickinson and Company	3	682
Biogen Inc. (a)	1	337
Bio-Rad Laboratories, Inc. - Class A (a)	—	71
Bio-Techne Corporation	2	101
Boston Scientific Corporation (a)	13	701
Bristol-Myers Squibb Company	19	1,120
Cardinal Health, Inc.	2	210
Catalent, Inc. (a)	2	76
Centene Corporation (a)	5	352
Charles River Laboratories International, Inc. (a)	1	98
CVS Health Corporation	12	825
Danaher Corporation	6	1,505
DaVita Inc. (a)	1	45
Dentsply Sirona Inc.	2	69
DexCom, Inc. (a)	4	339
Edwards Lifesciences Corporation (a)	6	391
Elevance Health, Inc.	2	947
Eli Lilly and Company	7	3,955
GE HealthCare Technologies Inc.	4	244
Gilead Sciences, Inc.	12	863
HCA Healthcare, Inc.	2	457
Henry Schein, Inc. (a)	1	95
Hologic, Inc. (a)	2	164
Humana Inc.	1	560
IDEXX Laboratories, Inc. (a)	1	338
Illumina, Inc. (a)	1	200
Incyte Corporation (a)	2	98
Insulet Corporation (a)	1	103
Intuitive Surgical, Inc. (a)	3	949
IQVIA Holdings Inc (a)	2	331
Johnson & Johnson	22	3,463
Laboratory Corporation of America Holdings	1	165
McKesson Corporation	1	547
Medtronic, Inc.	12	960
Merck & Co., Inc.	24	2,420
Mettler-Toledo International Inc. (a)	—	223
Moderna, Inc. (a)	3	317
Molina Healthcare, Inc. (a)	1	180
Organon & Co.	3	45
Pfizer Inc.	52	1,725
Quest Diagnostics Incorporated	1	126
Regeneron Pharmaceuticals, Inc. (a)	1	811
ResMed Inc.	1	205
Revvity, Inc.	1	123
Steris Limited	1	202
Stryker Corporation	3	861
Teleflex Incorporated	—	80
The Cigna Group	3	780
The Cooper Companies, Inc.	—	151
Thermo Fisher Scientific Inc.	4	1,809
UnitedHealth Group Incorporated	9	4,313
Universal Health Services, Inc. - Class B	1	69
Vertex Pharmaceuticals Incorporated (a)	2	833
Viatris Inc.	11	111
Waters Corporation (a)	1	143
West Pharmaceutical Services, Inc.	1	260
Zimmer Biomet Holdings, Inc.	2	214
Zoetis Inc. - Class A	4	736
		44,351
Financials 12.6%
AFLAC Incorporated	5	387
American Express Company	5	802
American International Group, Inc.	7	398
Ameriprise Financial, Inc.	1	320
Aon Global Limited - Class A	2	609
Arch Capital Group Ltd. (a)	4	282
Arthur J. Gallagher & Co.	2	456
Assurant, Inc.	1	72
Bank of America Corporation	64	1,748

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Berkshire Hathaway Inc. - Class B (a)	17	5,899
BlackRock, Inc.	1	838
Blackstone Inc. - Class A	7	702
Brown & Brown, Inc.	2	152
Capital One Financial Corporation	4	348
Cboe Global Markets, Inc.	1	147
Chubb Limited	4	794
Cincinnati Financial Corporation	1	143
Citigroup Inc.	18	731
Citizens Financial Group, Inc.	4	119
CME Group Inc. - Class A	3	669
Comerica Incorporated	1	55
Discover Financial Services	2	200
Everest Re Group, Ltd.	—	145
FactSet Research Systems Inc.	—	153
Fidelity National Information Services, Inc.	6	311
Fifth Third Bancorp	6	160
Fiserv, Inc. (a)	6	636
FleetCor Technologies, Inc. (a)	1	177
Franklin Resources, Inc.	3	69
Global Payments Inc.	2	277
Globe Life Inc.	1	83
Huntington Bancshares Incorporated	14	145
Intercontinental Exchange, Inc.	5	572
Invesco Ltd.	4	64
Jack Henry & Associates, Inc.	1	102
JPMorgan Chase & Co.	27	3,892
KeyCorp	9	92
Loews Corporation	2	107
M&T Bank Corporation	2	191
MarketAxess Holdings Inc.	—	71
Marsh & Mclennan Companies, Inc.	5	868
MasterCard Incorporated - Class A	8	3,042
MetLife, Inc.	6	367
Moody's Corporation	2	467
Morgan Stanley	12	962
MSCI Inc. - Class A	1	376
Nasdaq, Inc.	3	154
Northern Trust Corporation	2	131
PayPal Holdings, Inc. (a)	10	592
Principal Financial Group, Inc.	2	145
Prudential Financial, Inc.	3	323
Raymond James Financial, Inc.	2	177
Regions Financial Corporation	9	148
S&P Global Inc.	3	1,098
State Street Corporation	3	203
Synchrony Financial	4	116
T. Rowe Price Group, Inc.	2	213
The Allstate Corporation	2	269
The Bank of New York Mellon Corporation (c)	7	285
The Charles Schwab Corporation	14	756
The Goldman Sachs Group, Inc.	3	992
The Hartford Financial Services Group, Inc.	3	206
The PNC Financial Services Group, Inc.	4	448
The Progressive Corporation	5	755
The Travelers Companies, Inc.	2	345
Truist Financial Corporation	12	354
U.S. Bancorp	14	475
Visa Inc. - Class A	15	3,413
W. R. Berkley Corporation	2	113
Wells Fargo & Company	34	1,381
Willis Towers Watson Public Limited Company	1	203
Zions Bancorporation, National Association	1	46
		42,541
Consumer Discretionary 10.5%
Airbnb, Inc. - Class A (a)	4	540
Amazon.com, Inc. (a)	84	10,659
Aptiv PLC (a)	3	244
AutoZone, Inc. (a)	—	424
Bath & Body Works, Inc.	2	70
Best Buy Co., Inc.	2	120
Booking Holdings Inc. (a)	—	1,018
BorgWarner Inc.	2	91
Caesars Entertainment, Inc. (a)	2	90
CarMax, Inc. (a)	1	104
Carnival Corporation (a)	9	129
Chipotle Mexican Grill, Inc. (a)	—	463
D.R. Horton, Inc.	3	302
Darden Restaurants, Inc.	1	161
Domino's Pizza, Inc.	—	128
eBay Inc.	5	219
ETSY, Inc. (a)	1	69
Expedia Group, Inc. (a)	1	131
Ford Motor Company	37	456
Garmin Ltd.	1	149
General Motors Company	13	425
Genuine Parts Company	1	192
Hasbro, Inc.	1	82
Hilton Worldwide Holdings Inc.	2	371
Las Vegas Sands Corp.	3	141
Lennar Corporation - Class A	2	261
LKQ Corporation	2	113
Lowe`s Companies, Inc.	5	1,125
Marriott International, Inc. - Class A	2	453
McDonald's Corporation	7	1,772
MGM Resorts International	3	93
Mohawk Industries, Inc. (a)	—	39
NIKE, Inc. - Class B	11	1,082
Norwegian Cruise Line Holdings Ltd. (a)	4	63
NVR, Inc. (a)	—	161
O'Reilly Automotive, Inc. (a)	1	505
Pool Corporation	—	135
PulteGroup, Inc.	2	158
Ralph Lauren Corporation - Class A	—	43
Ross Stores, Inc.	3	358
Royal Caribbean Cruises Ltd.	2	187
Starbucks Corporation	11	963
Tapestry, Inc.	2	65
Tesla Inc. (a)	26	6,381
The Home Depot, Inc.	9	2,805
The TJX Companies, Inc.	11	943
Tractor Supply Company	1	210
Ulta Beauty, Inc. (a)	—	183
V.F. Corporation	3	49
Whirlpool Corporation	1	69
Wynn Resorts, Limited	1	86
Yum! Brands, Inc.	3	323
		35,403
Communication Services 8.7%
Activision Blizzard, Inc.	7	624
Alphabet Inc. - Class A (a)	55	7,170
Alphabet Inc. - Class C (a)	47	6,145
AT&T Inc.	66	991
Comcast Corporation - Class A	38	1,685
Electronic Arts Inc.	2	274
Former Charter Communications Parent, Inc. - Class A (a)	1	422
Fox Corporation - Class A	2	70
Fox Corporation - Class B	1	32
Live Nation Entertainment, Inc. (a)	1	108
Match Group, Inc. (a)	3	105
Meta Platforms, Inc. - Class A (a)	21	6,153
Netflix, Inc. (a)	4	1,545
News Corporation - Class A	4	74
News Corporation - Class B	1	18
Omnicom Group Inc.	2	132
Paramount Global - Class B	5	61
Take-Two Interactive Software, Inc. (a)	1	201
The Interpublic Group of Companies, Inc.	4	103
The Walt Disney Company (a)	17	1,372
T-Mobile USA, Inc.	5	669
Verizon Communications Inc.	39	1,264
Warner Bros. Discovery, Inc. - Series A (a)	21	227
		29,445
Industrials 8.2%
3M Company	5	483
A. O. Smith Corporation	1	71
Alaska Air Group, Inc. (a)	1	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Allegion Public Limited Company	1	90
American Airlines Group Inc. (a)	6	82
AMETEK, Inc.	2	314
Automatic Data Processing, Inc.	4	921
Axon Enterprise, Inc. (a)	1	130
Broadridge Financial Solutions, Inc.	1	194
C.H. Robinson Worldwide, Inc.	1	94
Carrier Global Corporation	8	427
Caterpillar Inc.	5	1,286
Ceridian HCM Holding Inc. (a)	1	92
Cintas Corporation	1	380
Copart, Inc. (a)	8	350
CSX Corporation	18	567
Cummins Inc.	1	302
Deere & Company	3	940
Delta Air Lines, Inc.	6	220
Dover Corporation	1	180
Eaton Corporation Public Limited Company	4	788
Emerson Electric Co.	5	507
Equifax Inc.	1	215
Expeditors International of Washington, Inc.	1	157
Fastenal Company	5	296
FedEx Corporation	2	561
Fortive Corporation	3	241
Generac Holdings Inc. (a)	1	59
General Dynamics Corporation	2	454
General Electric Company	10	1,109
Honeywell International Inc.	6	1,132
Howmet Aerospace Inc.	3	159
Huntington Ingalls Industries, Inc.	—	79
IDEX Corporation	1	149
Illinois Tool Works Inc.	3	592
Ingersoll Rand Inc.	4	236
J.B. Hunt Transport Services, Inc.	1	138
Jacobs Solutions Inc.	1	154
Johnson Controls International Public Limited Company	6	333
L3Harris Technologies, Inc.	2	308
Leidos Holdings, Inc.	1	113
Lockheed Martin Corporation	2	847
Masco Corporation	2	115
Nordson Corporation	1	110
Norfolk Southern Corporation	2	411
Northrop Grumman Corporation	1	588
Old Dominion Freight Line, Inc.	1	346
Otis Worldwide Corporation	4	304
PACCAR Inc	5	415
Parker-Hannifin Corporation	1	460
Paychex, Inc.	3	347
Paycom Software, Inc.	—	111
Pentair Public Limited Company	1	95
Quanta Services, Inc.	1	247
Republic Services, Inc.	2	269
Robert Half Inc.	1	78
Rockwell Automation, Inc.	1	305
Rollins, Inc.	2	83
RTX Corporation	13	969
Snap-on Incorporated	1	124
Southwest Airlines Co.	5	148
Stanley Black & Decker, Inc.	1	119
Textron Inc.	2	153
The Boeing Company (a)	5	1,004
Trane Technologies Public Limited Company	2	427
TransDigm Group Incorporated (a)	1	413
Union Pacific Corporation	6	1,150
United Airlines Holdings, Inc. (a)	3	131
United Parcel Service, Inc. - Class B	7	1,047
United Rentals, Inc.	1	278
Verisk Analytics, Inc.	1	323
W. W. Grainger, Inc.	—	282
Waste Management, Inc.	3	528
Westinghouse Air Brake Technologies Corporation	2	175
Xylem Inc.	2	209
		27,554
Consumer Staples 6.5%
Altria Group, Inc.	17	696
Archer-Daniels-Midland Company	5	373
Brown-Forman Corporation - Class B	2	103
Bunge Limited	1	153
Campbell Soup Company	2	82
Church & Dwight Co., Inc.	2	206
Colgate-Palmolive Company	8	545
Conagra Brands, Inc.	4	115
Constellation Brands, Inc. - Class A	1	369
Costco Wholesale Corporation	4	2,321
Dollar General Corporation	2	218
Dollar Tree, Inc. (a)	2	202
General Mills, Inc.	5	344
Hormel Foods Corporation	3	108
Kellogg Company	2	142
Kenvue Inc.	15	306
Keurig Dr Pepper Inc.	9	293
Kimberly-Clark Corporation	3	374
Kraft Foods Group, Inc.	7	244
Lamb Weston Holdings, Inc.	1	129
McCormick & Company, Incorporated	2	174
Molson Coors Beverage Company - Class B	2	114
Mondelez International, Inc. - Class A	13	869
Monster Beverage 1990 Corporation (a)	7	364
PepsiCo, Inc.	13	2,153
Philip Morris International Inc.	14	1,332
Sysco Corporation	5	314
Target Corporation	4	469
The Clorox Company	1	150
The Coca-Cola Company	36	2,009
The Estee Lauder Companies Inc. - Class A	2	310
The Hershey Company	1	277
The J. M. Smucker Company	1	121
The Kroger Co.	6	276
The Procter & Gamble Company	22	3,175
Tyson Foods, Inc. - Class A	3	128
Walgreens Boots Alliance, Inc.	7	149
Walmart Inc.	13	2,092
		21,799
Energy 4.6%
Apa Corp.	3	113
Baker Hughes Company - Class A	9	326
Chevron Corporation	16	2,762
ConocoPhillips	11	1,325
Coterra Energy Inc.	7	188
Devon Energy Corporation	6	290
Diamondback Energy, Inc.	2	256
EOG Resources, Inc.	5	684
EQT Corporation	3	130
Exxon Mobil Corporation	37	4,347
Halliburton Company	9	344
Hess Corporation	3	390
Kinder Morgan, Inc.	18	297
Marathon Oil Corporation	5	145
Marathon Petroleum Corporation	4	559
Occidental Petroleum Corporation	6	398
ONEOK, Inc.	5	325
Phillips 66	4	494
Pioneer Natural Resources Company	2	494
Schlumberger Limited	13	762
Targa Resources Corp.	2	181
The Williams Companies, Inc.	11	381
Valero Energy Corporation	3	468
		15,659
Materials 2.4%
Air Products and Chemicals, Inc.	2	576
Albemarle Corporation	1	187
Amcor Pty Ltd	14	124
Avery Dennison Corporation	1	138
Ball Corporation	3	142
Celanese Corporation - Class A	1	113
CF Industries Holdings, Inc.	2	155
Corteva, Inc.	7	334

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Dow Inc.	6	333
DuPont de Nemours, Inc.	4	313
Eastman Chemical Company	1	85
Ecolab Inc.	2	389
FMC Corporation	1	79
Freeport-McMoRan Inc.	13	498
International Flavors & Fragrances Inc.	2	165
International Paper Company	3	123
Legacy Vulcan Corp.	1	249
Linde Public Limited Company	5	1,689
LyondellBasell Industries N.V. - Class A	2	226
Martin Marietta Materials, Inc.	1	239
MOS Holdings Inc.	3	114
Newmont Corporation	7	272
Nucor Corporation	2	357
Packaging Corporation of America	1	123
PPG Industries, Inc.	2	279
Sealed Air Corporation	1	42
Steel Dynamics, Inc.	1	153
The Sherwin-Williams Company	2	549
WestRock Company	2	83
		8,129
Utilities 2.4%
Alliant Energy Corporation	2	109
Ameren Corporation	3	188
American Electric Power Company, Inc.	5	360
American Water Works Company, Inc.	2	229
Atmos Energy Corporation	1	140
CenterPoint Energy, Inc.	6	160
CMS Energy Corporation	3	142
Consolidated Edison, Inc.	3	276
Constellation Energy Group, Inc.	3	326
Dominion Energy, Inc.	8	343
DTE Energy Company	2	187
Duke Energy Corporation	7	631
Edison International	4	231
Entergy Corporation	2	184
Evergy, Inc.	2	103
Eversource Energy	3	186
Exelon Corporation	9	343
FirstEnergy Corp.	5	161
NextEra Energy, Inc.	19	1,075
NiSource Inc.	4	97
NRG Energy, Inc.	2	80
PG&E Corporation (a)	19	312
Pinnacle West Capital Corporation	1	78
PPL Corporation	7	159
Public Service Enterprise Group Incorporated	5	267
Sempra Energy	6	391
The AES Corporation	6	97
The Southern Company	10	653
WEC Energy Group Inc.	3	231
Xcel Energy Inc.	5	289
		8,028
Real Estate 2.3%
Alexandria Real Estate Equities, Inc.	1	146
American Tower Corporation	4	705
AvalonBay Communities, Inc.	1	221
Boston Properties, Inc.	1	78
Camden Property Trust	1	94
CBRE Group, Inc. - Class A (a)	3	214
CoStar Group, Inc. (a)	4	286
Crown Castle Inc.	4	370
Digital Realty Trust, Inc.	3	328
Equinix, Inc.	1	635
Equity Residential	3	181
Essex Property Trust, Inc.	1	121
Extra Space Storage Inc.	2	223
Federal Realty Investment Trust	1	63
Healthpeak OP, LLC	5	91
Host Hotels & Resorts, Inc.	6	101
Invitation Homes Inc.	5	170
Iron Mountain Incorporated	3	167
KRC Interim Corp.	6	107
Mid-America Apartment Communities, Inc.	1	135
ProLogis Inc.	9	954
Public Storage Operating Company	1	383
Realty Income Corporation	6	315
Regency Centers Corporation	1	84
SBA Communications Corporation - Class A	1	197
Simon Property Group, Inc.	3	320
UDR, Inc.	3	108
Ventas, Inc.	4	162
VICI Properties Inc.	9	265
Welltower OP LLC	5	369
Weyerhaeuser Company	7	213
		7,806
Total Common Stocks (cost $278,914)		331,846
INVESTMENT COMPANIES 0.9%
iShares Core S&P 500 ETF	7	2,974
Total Investment Companies (cost $3,055)		2,974
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	1,706	1,706
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	63	63
Total Short Term Investments (cost $1,769)		1,769
Total Investments 99.8% (cost $283,738)		336,589
Other Derivative Instruments (0.0)%		(7)
Other Assets and Liabilities, Net 0.2%		613
Total Net Assets 100.0%		337,195

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	4,327	43,374	45,995	104	—	—	1,706	0.5
JNL Government Money Market Fund, 5.26% - Class SL	—	5,751	5,688	2	—	—	63	—
JNL Securities Lending Collateral Fund - Institutional Class	6	1,427	1,433	1	—	—	—	—
The Bank of New York Mellon Corporation	289	15	—	8	—	(19)	285	0.1
	4,622	50,567	53,116	115	—	(19)	2,054	0.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	01/05/18	318	366	0.1

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	12	December 2023	2,707	(7)	(111)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	331,846	—	—	331,846
Investment Companies	2,974	—	—	2,974
Short Term Investments	1,769	—	—	1,769
	336,589	—	—	336,589
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(111)	—	—	(111)
	(111)	—	—	(111)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/AB Sustainable Global Thematic Fund
COMMON STOCKS 95.3%
United States of America 50.3%
Adobe Inc. (a)	1	349
Advanced Micro Devices, Inc. (a)	2	159
AFLAC Incorporated	5	363
American Water Works Company, Inc.	1	164
Aptiv PLC (a)	2	238
Becton, Dickinson and Company	1	352
Bentley Systems, Incorporated - Class B	3	152
Bio-Rad Laboratories, Inc. - Class A (a)	1	193
Bruker Corporation	3	177
Calix, Inc. (a)	6	259
Danaher Corporation	1	381
Deere & Company	1	283
Fair Isaac Corporation (a)	—	275
Hexcel Corporation	4	259
Intuit Inc.	1	341
Johnson & Johnson	2	241
Keysight Technologies, Inc. (a)	2	336
Laboratory Corporation of America Holdings	1	206
Lumentum Holdings Inc. (a)	1	29
Microsoft Corporation	1	473
MSCI Inc. - Class A	1	411
NextEra Energy, Inc.	4	243
On Semiconductor Corporation (a)	3	248
Palo Alto Networks, Inc. (a)	1	240
Tetra Tech, Inc.	2	335
The Procter & Gamble Company	2	283
TopBuild Corp. (a)	1	206
Visa Inc. - Class A	2	452
Waste Management, Inc.	3	425
West Pharmaceutical Services, Inc.	1	262
		8,335
United Kingdom 8.8%
Experian PLC	9	300
Haleon PLC	72	298
London Stock Exchange Group PLC	4	368
Relx PLC	5	180
Unilever PLC	6	309
		1,455
Ireland 6.3%
Accenture Public Limited Company - Class A	1	397
Icon Public Limited Company (a)	1	349
Steris Limited	1	295
		1,041
Switzerland 4.3%
Alcon AG	4	322
Partners Group Holding AG	—	395
		717
Germany 4.1%
Deutsche Borse Aktiengesellschaft - Class N	2	373
Infineon Technologies AG - Class N	10	315
		688
India 3.4%
Apollo Hospitals Enterprise Limited	4	281
Dabur India Limited	42	278
		559
Netherlands 3.0%
ASML Holding N.V.	—	274
NXP Semiconductors N.V.	1	230
		504
Japan 2.7%
Keyence Corporation	—	185
SMC Corporation	1	267
		452
Singapore 2.3%
Flex Ltd. (a)	14	378
China 2.2%
BYD Company Limited - Class H	12	369
Taiwan 1.8%
Taiwan Semiconductor Manufacturing Company Limited - ADR	3	300
Canada 1.4%
Groupe WSP Global Inc.	2	238
Hong Kong 1.4%
AIA Group Limited	29	232
Finland 1.4%
Neste Oyj	7	226
Denmark 1.0%
Chr. Hansen Holding A/S	3	160
Norway 0.9%
TOMRA Systems ASA	14	155
Total Common Stocks (cost $15,448)		15,809
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	577	577
Total Short Term Investments (cost $577)		577
Total Investments 98.8% (cost $16,025)		16,386
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net 1.2%		201
Total Net Assets 100.0%		16,581

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/AB Sustainable Global Thematic Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	656	7,603	7,682	27	—	—	577	3.5
JNL Government Money Market Fund, 5.26% - Class SL	—	638	638	—	—	—	—	—
	656	8,241	8,320	27	—	—	577	3.5

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	11/08/23	AUD	405	261	—
BRL/USD	MSC	10/03/23	BRL	384	76	(2)
BRL/USD	BOA	11/03/23	BRL	384	76	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/AB Sustainable Global Thematic Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	BOA	10/27/23	CAD	633	466	(1)
CNY/USD	BOA	01/11/24	CNY	2,422	335	2
EUR/USD	BOA	10/12/23	EUR	88	93	(3)
EUR/USD	BOA	10/12/23	EUR	40	42	—
EUR/USD	CIT	10/12/23	EUR	132	140	(3)
GBP/USD	BOA	11/17/23	GBP	104	127	(1)
GBP/USD	BOA	11/17/23	GBP	24	29	—
JPY/USD	BOA	10/19/23	JPY	65,101	437	(15)
KRW/USD	CIT	10/26/23	KRW	277,361	206	(12)
SEK/USD	BOA	12/07/23	SEK	1,131	104	1
USD/BRL	BOA	10/03/23	BRL	(384)	(76)	1
USD/CAD	BOA	10/27/23	CAD	(199)	(147)	1
USD/CHF	BOA	11/16/23	CHF	(287)	(315)	6
USD/CNY	BOA	01/11/24	CNY	(1,455)	(201)	(1)
USD/EUR	BOA	10/12/23	EUR	(192)	(203)	1
USD/GBP	BOA	11/17/23	GBP	(810)	(989)	22
USD/HKD	MSC	11/22/23	HKD	(1,052)	(134)	—
USD/INR	CIT	12/14/23	INR	(21,406)	(257)	—
USD/NOK	BOA	12/07/23	NOK	(1,347)	(126)	(1)
					(56)	(6)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AB Sustainable Global Thematic Fund
Assets - Securities
Common Stocks	10,522	5,287	—	15,809
Short Term Investments	577	—	—	577
	11,099	5,287	—	16,386
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	34	—	34
	—	34	—	34
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(40)	—	(40)
	—	(40)	—	(40)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 96.6%
Health Care 21.5%
Abbott Laboratories	43	4,205
AbbVie Inc.	28	4,200
Agilent Technologies, Inc.	5	514
Amgen Inc.	18	4,780
Becton, Dickinson and Company	4	1,043
Bio-Rad Laboratories, Inc. - Class A (a)	1	179
Bio-Techne Corporation	3	175
Bristol-Myers Squibb Company	24	1,385
Chemed Corporation	6	3,003
CVS Health Corporation	13	881
Danaher Corporation	16	4,078
Elevance Health, Inc.	8	3,563
Eli Lilly and Company	10	5,139
Envista Holdings Corporation (a)	16	452
GE HealthCare Technologies Inc.	9	591
Gilead Sciences, Inc.	3	206
Hologic, Inc. (a)	6	448
Humana Inc.	9	4,215
Johnson & Johnson	33	5,196
McKesson Corporation	10	4,434
Medtronic, Inc.	38	3,003
Merck & Co., Inc.	52	5,366
Mettler-Toledo International Inc. (a)	1	746
Pfizer Inc.	17	572
Qiagen N.V. (a)	17	697
Regeneron Pharmaceuticals, Inc. (a)	5	4,047
ResMed Inc.	2	328
Stryker Corporation	2	421
The Cigna Group	3	962
Thermo Fisher Scientific Inc.	9	4,648
United Therapeutics Corporation (a)	9	2,055
UnitedHealth Group Incorporated	10	5,034
Veeva Systems Inc. - Class A (a)	3	633
Vertex Pharmaceuticals Incorporated (a)	12	4,116
West Pharmaceutical Services, Inc.	1	237
		81,552
Consumer Staples 19.3%
Altria Group, Inc.	21	885
Archer-Daniels-Midland Company	5	401
Campbell Soup Company	5	219
Casey's General Stores, Inc.	6	1,705
Church & Dwight Co., Inc.	27	2,472
Colgate-Palmolive Company	62	4,425
Constellation Brands, Inc. - Class A	4	1,084
Costco Wholesale Corporation	10	5,807
Dollar General Corporation	4	436
Flowers Foods, Inc.	60	1,336
General Mills, Inc.	30	1,899
Hormel Foods Corporation	104	3,959
Kellogg Company	16	970
Kimberly-Clark Corporation	1	170
Mondelez International, Inc. - Class A	69	4,788
Monster Beverage 1990 Corporation (a)	81	4,267
PepsiCo, Inc.	31	5,212
Philip Morris International Inc.	55	5,055
Seaboard Corporation	—	120
Target Corporation	1	137
The Clorox Company	15	2,001
The Coca-Cola Company	85	4,732
The Hershey Company	21	4,179
The J. M. Smucker Company	22	2,663
The Kroger Co.	74	3,333
The Procter & Gamble Company	37	5,342
Walmart Inc.	36	5,748
		73,345
Industrials 13.7%
Air Lease Corporation - Class A	9	340
AMETEK, Inc.	1	201
Automatic Data Processing, Inc.	5	1,175
C.H. Robinson Worldwide, Inc.	4	366
Caci International Inc. - Class A (a)	11	3,597
Caterpillar Inc.	5	1,477
Cintas Corporation	3	1,313
Copart, Inc. (a)	52	2,225
Deere & Company	4	1,660
Eaton Corporation Public Limited Company	1	171
Expeditors International of Washington, Inc.	38	4,382
FedEx Corporation	3	864
FTI Consulting, Inc. (a)	21	3,745
Honeywell International Inc.	4	669
Illinois Tool Works Inc.	6	1,267
J.B. Hunt Transport Services, Inc.	9	1,686
Knight-Swift Transportation Holdings Inc. - Class A	17	850
Landstar System, Inc.	4	792
Leidos Holdings, Inc.	2	212
Lockheed Martin Corporation	13	5,181
Northrop Grumman Corporation	6	2,480
Old Dominion Freight Line, Inc.	4	1,537
Republic Services, Inc.	38	5,460
Rollins, Inc.	8	311
Union Pacific Corporation	12	2,371
United Parcel Service, Inc. - Class B	14	2,246
Waste Management, Inc.	35	5,411
		51,989
Information Technology 10.1%
Accenture Public Limited Company - Class A	11	3,267
Adobe Inc. (a)	5	2,620
Amdocs Limited	3	241
Apple Inc.	28	4,864
Avnet, Inc.	3	133
Broadcom Inc.	3	2,231
Cadence Design Systems, Inc. (a)	1	219
Cirrus Logic, Inc. (a)	2	130
Cisco Systems, Inc.	108	5,802
Dolby Laboratories, Inc. - Class A	25	1,978
Hewlett Packard Enterprise Company	29	507
Intel Corporation	13	445
International Business Machines Corporation	17	2,413
Microsoft Corporation	8	2,655
NetApp, Inc.	12	879
Oracle Corporation	16	1,652
Roper Technologies, Inc.	8	4,032
Synopsys, Inc. (a)	2	782
Teledyne Technologies Incorporated (a)	1	393
Texas Instruments Incorporated	21	3,319
		38,562
Financials 8.8%
AFLAC Incorporated	9	711
Aon Global Limited - Class A	4	1,314
Arch Capital Group Ltd. (a)	6	480
Assurant, Inc.	2	293
Cboe Global Markets, Inc.	3	470
Chubb Limited	10	2,122
Cincinnati Financial Corporation	2	212
CME Group Inc. - Class A	22	4,365
Erie Indemnity Company - Class A	2	566
Everest Re Group, Ltd.	7	2,566
Intercontinental Exchange, Inc.	2	170
Loews Corporation	5	336
Marsh & Mclennan Companies, Inc.	1	236
MasterCard Incorporated - Class A	8	3,010
Prosperity Bancshares, Inc.	12	681
Reinsurance Group of America, Incorporated	1	204
RenaissanceRe Holdings Ltd	2	354
The Allstate Corporation	10	1,107
The Hartford Financial Services Group, Inc.	8	600
The Progressive Corporation	16	2,273
The Travelers Companies, Inc.	22	3,541
Unum Group	6	318
Visa Inc. - Class A (b)	23	5,282
W. R. Berkley Corporation	6	364
White Mountains Insurance Group Ltd	1	1,713
		33,288

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Communication Services 7.4%
Alphabet Inc. - Class A (a)	44	5,787
AT&T Inc.	297	4,455
Electronic Arts Inc.	37	4,429
Meta Platforms, Inc. - Class A (a)	7	2,189
Sphere Entertainment Co. - Class A	1	129
The New York Times Company - Class A	8	335
T-Mobile USA, Inc.	42	5,918
Verizon Communications Inc.	153	4,943
		28,185
Consumer Discretionary 6.7%
AutoZone, Inc. (a)	2	5,270
Deckers Outdoor Corporation (a)	4	1,809
Garmin Ltd.	19	1,978
Grand Canyon Education, Inc. (a)	2	247
McDonald's Corporation	20	5,224
O'Reilly Automotive, Inc. (a)	6	5,585
The Home Depot, Inc.	5	1,366
The TJX Companies, Inc.	22	1,987
Ulta Beauty, Inc. (a)	5	2,105
		25,571
Utilities 3.5%
Alliant Energy Corporation	9	435
Ameren Corporation	2	179
American Electric Power Company, Inc.	3	201
American Water Works Company, Inc.	13	1,659
Consolidated Edison, Inc.	6	487
DTE Energy Company	2	164
Duke Energy Corporation	31	2,762
Eversource Energy	20	1,170
Exelon Corporation	4	153
NextEra Energy, Inc.	2	94
PPL Corporation	20	476
Public Service Enterprise Group Incorporated	23	1,312
The Southern Company	25	1,644
WEC Energy Group Inc.	19	1,514
Xcel Energy Inc.	17	976
		13,226
Materials 2.8%
Air Products and Chemicals, Inc.	7	1,907
Corteva, Inc.	12	631
Linde Public Limited Company	5	1,929
Newmont Corporation	34	1,252
Packaging Corporation of America	4	563
Reliance Steel & Aluminum Co.	9	2,276
Royal Gold, Inc.	20	2,103
		10,661
Energy 2.7%
Chevron Corporation	2	342
ConocoPhillips	21	2,573
EOG Resources, Inc.	27	3,371
HF Sinclair Corporation	5	309
Marathon Petroleum Corporation	9	1,415
Phillips 66	9	1,066
Valero Energy Corporation	8	1,067
		10,143
Real Estate 0.1%
Public Storage Operating Company	2	406
Total Common Stocks (cost $351,220)		366,928
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	12,294	12,294
Total Short Term Investments (cost $12,294)		12,294
Total Investments 99.8% (cost $363,514)		379,222
Other Derivative Instruments (0.0)%		(28)
Other Assets and Liabilities, Net 0.2%		802
Total Net Assets 100.0%		379,996

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/AQR Large Cap Defensive Style Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	18,590	43,304	49,600	596	—	—	12,294	3.2
JNL Government Money Market Fund, 5.26% - Class SL	—	11,521	11,521	2	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	8,565	8,565	3	—	—	—	—
	18,590	63,390	69,686	601	—	—	12,294	3.2

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	46	December 2023	10,363	(28)	(414)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	366,928	—	—	366,928
Short Term Investments	12,294	—	—	12,294
	379,222	—	—	379,222
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(414)	—	—	(414)
	(414)	—	—	(414)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford International Growth Fund
COMMON STOCKS 96.7%
Netherlands 16.5%
Adyen N.V. (a) (b)	26	19,697
argenx SE (a)	67	32,592
ASML Holding N.V.	76	44,890
Exor Nederland N.V. (c)	205	18,172
		115,351
United States of America 15.3%
Elastic N.V. (a)	128	10,430
Illumina, Inc. (a)	69	9,470
Moderna, Inc. (a)	201	20,740
NVIDIA Corporation	37	16,259
SolarEdge Technologies Ltd. (a)	26	3,368
Spotify Technology S.A. (a)	202	31,305
Tesla Inc. (a)	61	15,357
		106,929
China 12.9%
Baidu, Inc. - Class A - ADR (a)	51	6,802
Full Truck Alliance Co. Ltd. - Class A - ADR (a)	353	2,483
Ganfeng Lithium Group Co., Ltd - Class H (b)	484	1,978
Meituan - Class B (a) (b)	1,284	18,597
NIO, Inc. - Class A - ADR (a)	1,012	9,151
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	174	17,049
Tencent Holdings Limited	651	25,263
Wuxi Biologics Cayman Inc (a) (b)	1,598	9,221
		90,544
Brazil 8.6%
MercadoLibre S.R.L (a)	39	50,108
NU Holdings Ltd. - Class A (a)	1,345	9,749
		59,857
Denmark 5.4%
Ambu A/S - Class B (a)	367	3,829
Genmab A/S (a)	65	23,102
Vestas Wind Systems A/S (a)	516	11,037
		37,968
France 5.1%
Kering	42	19,185
L'Oreal	40	16,774
		35,959
Japan 4.4%
M3, Inc.	613	11,124
Nidec Corporation	271	12,535
SBI Holdings, Inc.	118	2,487
SMC Corporation	10	4,637
		30,783
Italy 3.8%
Ferrari N.V.	75	22,206
Prysmian S.p.A.	105	4,222
		26,428
Sweden 3.7%
Atlas Copco Aktiebolag - Class A	1,582	21,259
Kinnevik AB - Class B (a)	396	3,934
Oatly Group AB (Publ) - ADR (a) (c)	506	453
		25,646
Germany 3.3%
Delivery Hero SE (a) (b)	258	7,364
Hellofresh SE (a)	271	8,027
Jumia Technologies AG - ADR (a)	202	533
Zalando SE (a) (b)	318	7,048
		22,972
Taiwan 3.1%
Taiwan Semiconductor Manufacturing Company Limited	1,324	21,684
Hong Kong 2.6%
AIA Group Limited	1,733	14,035
Hong Kong Exchanges and Clearing Limited	108	4,005
		18,040
United Kingdom 2.4%
Ocado Group PLC (a)	1,249	9,054
Wise PLC - Class A (a)	913	7,563
		16,617
Israel 2.2%
Mobileye Global Inc. - Class A (a)	135	5,619
Wix.Com Ltd. (a)	107	9,862
		15,481
Australia 1.5%
WiseTech Global Limited	245	10,212
Switzerland 1.4%
Temenos AG - Class N	58	4,059
VAT Group AG (b)	17	6,047
		10,106
India 1.4%
HDFC Bank Limited	550	10,084
South Korea 1.1%
Coupang, Inc. - Class A (a)	463	7,877
Belgium 1.1%
Umicore	327	7,725
Bermuda 0.5%
Autostore Holdings Ltd (a) (b)	2,263	3,176
Singapore 0.4%
Sea Limited - Class A - ADR (a)	66	2,881
Total Common Stocks (cost $1,075,056)		676,320
PREFERRED STOCKS 1.8%
Germany 1.8%
Sartorius Aktiengesellschaft	36	12,298
Total Preferred Stocks (cost $18,811)		12,298
SHORT TERM INVESTMENTS 3.7%
Securities Lending Collateral 2.8%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	19,590	19,590
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	6,654	6,654
Total Short Term Investments (cost $26,244)		26,244
Total Investments 102.2% (cost $1,120,111)		714,862
Other Assets and Liabilities, Net (2.2)%		(15,149)
Total Net Assets 100.0%		699,713

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2023.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Baillie Gifford International Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	13,416	107,158	113,920	459	—	—	6,654	1.0

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Baillie Gifford International Growth Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.26% - Class SL	—	31,270	11,680	26	—	—	19,590	2.8
JNL Securities Lending Collateral Fund - Institutional Class	209	7,602	7,811	28	—	—	—	—
	13,625	146,030	133,411	513	—	—	26,244	3.8

JNL/Baillie Gifford International Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/13/21	58,470	19,697	2.8
Autostore Holdings Ltd	10/14/22	4,224	3,176	0.5
Delivery Hero SE	04/13/21	32,050	7,364	1.0
Ganfeng Lithium Group Co., Ltd - Class H	11/22/22	4,103	1,978	0.3
Meituan - Class B	04/13/21	43,062	18,597	2.7
VAT Group AG	03/13/23	5,479	6,047	0.9
Wuxi Biologics Cayman Inc	06/16/21	17,929	9,221	1.3
Zalando SE	04/13/21	33,649	7,048	1.0
		198,966	73,128	10.5

JNL/Baillie Gifford International Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	JPM	10/03/23	HKD	2,571	329	—
HKD/USD	JPM	10/04/23	HKD	2,116	270	—
					599	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford International Growth Fund
Assets - Securities
Common Stocks	229,496	446,824	—	676,320
Preferred Stocks	12,298	—	—	12,298
Short Term Investments	26,244	—	—	26,244
	268,038	446,824	—	714,862
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
COMMON STOCKS 99.0%
Information Technology 30.5%
Cloudflare, Inc. - Class A (a)	35	2,236
Datadog, Inc. - Class A (a)	17	1,589
HashiCorp, Inc. - Class A (a)	33	749
NVIDIA Corporation	14	5,987
Samsara Inc. - Class A (a)	23	583
Shopify Inc. - Class A (a)	104	5,680
Snowflake Inc. - Class A (a)	10	1,513
Sprout Social, Inc. - Class A (a)	18	880
Twilio Inc. - Class A (a)	22	1,276
Workday, Inc. - Class A (a)	11	2,418
Zoom Video Communications, Inc. - Class A (a)	12	813
		23,724
Consumer Discretionary 27.1%
Amazon.com, Inc. (a)	44	5,575
Chegg, Inc. (a)	39	345
Chewy, Inc. - Class A (a)	44	798
Coursera, Inc. (a)	71	1,332
Doordash, Inc. - Class A (a)	34	2,680
Duolingo, Inc. - Class A (a)	15	2,562
Rivian Automotive, Inc. - Class A (a) (b)	18	443
Sweetgreen, Inc. - Class A (a)	67	788
Tesla Inc. (a)	20	5,054
Wayfair Inc. - Class A (a)	25	1,510
		21,087
Communication Services 20.5%
Meta Platforms, Inc. - Class A (a)	6	1,727
Netflix, Inc. (a)	8	2,857
Pinterest, Inc. - Class A (a)	45	1,219
Roblox Corporation - Class A (a)	41	1,201
Roku Inc. - Class A (a)	18	1,246
Snap Inc. - Class A (a)	57	509
The Trade Desk, Inc. - Class A (a)	92	7,162
		15,921
Health Care 11.2%
10X Genomics, Inc. - Class A (a)	15	631
Alnylam Pharmaceuticals, Inc. (a)	11	1,959
Denali Therapeutics Inc. (a)	40	833
Doximity, Inc. - Class A (a)	27	574
Moderna, Inc. (a)	31	3,229
Novocure Limited (a)	9	145
Penumbra, Inc. (a)	4	884
Recursion Pharmaceuticals, Inc. - Class A (a)	44	334
Sana Biotechnology, Inc. (a) (b)	27	105
		8,694
Real Estate 4.1%
CoStar Group, Inc. (a)	37	2,846
Redfin Corporation (a)	48	335
		3,181
Industrials 3.4%
Watsco, Inc.	7	2,657
Financials 1.3%
Affirm Holdings, Inc. - Class A (a) (b)	36	775
Lemonade, Inc. (a) (b)	24	275
		1,050
Materials 0.5%
Ginkgo Bioworks Holdings, Inc. - Class A (a)	217	393
Consumer Staples 0.4%
Oddity Tech Ltd - Class A (a)	10	296
Total Common Stocks (cost $118,598)		77,003
RIGHTS 0.0%
ABIOMED, Inc. (a) (c)	8	14
Total Rights (cost $0)		14
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	829	829
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	195	195
Total Short Term Investments (cost $1,024)		1,024
Total Investments 100.3% (cost $119,622)		78,041
Other Assets and Liabilities, Net (0.3)%		(223)
Total Net Assets 100.0%		77,818

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Baillie Gifford U.S. Equity Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	3,665	15,464	18,300	31	—	—	829	1.1
JNL Government Money Market Fund, 5.26% - Class SL	—	3,670	3,475	7	—	—	195	0.2
JNL Securities Lending Collateral Fund - Institutional Class	198	3,289	3,487	7	—	—	—	—
	3,863	22,423	25,262	45	—	—	1,024	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Baillie Gifford U.S. Equity Growth Fund
Assets - Securities
Common Stocks	77,003	—	—	77,003
Rights	—	—	14	14
Short Term Investments	1,024	—	—	1,024
	78,027	—	14	78,041

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 57.0%
Information Technology 12.0%
Acer Inc.	78	88
Adobe Inc. (a)	4	2,282
Advanced Micro Devices, Inc. (a) (b)	72	7,372
ANSYS, Inc. (a)	13	3,934
Apple Inc. (c)	295	50,506
Applied Materials, Inc.	58	8,072
ASE Technology Holding Co., Ltd.	61	209
ASM Pacific Technology Limited	20	181
ASML Holding N.V.	30	17,894
ASUSTeK Computer Inc.	33	376
Atlassian Corporation - Class A (a)	4	757
Autodesk, Inc. (a)	10	2,004
BE Semiconductor Industries N.V.	6	611
Broadcom Inc.	—	317
BYD Electronic (International) Company Limited	5	20
Cadence Design Systems, Inc. (a)	25	5,857
Cisco Systems, Inc.	6	307
Compal Electronics, Inc.	336	320
CrowdStrike Holdings, Inc. - Class A (a)	21	3,539
Dassault Systemes	23	859
Datadog, Inc. - Class A (a)	57	5,219
Dell Technologies Inc. - Class C	5	358
F5, Inc. (a)	44	7,027
Fair Isaac Corporation (a)	1	901
First Solar, Inc. (a)	2	255
Fortinet, Inc. (a) (b)	84	4,918
Foxconn Industrial Internet Co., Ltd. - Class A	22	58
FUJIFILM Holdings Corporation	18	1,046
HCL Technologies Limited	7	103
Hexagon Aktiebolag - Class B	23	192
Hundsun Technologies Inc. - Class A	18	81
Informatica Inc. - Class A (a)	51	1,072
Intuit Inc.	8	4,008
JA SOLAR Technology Co., Ltd. - Class A	46	162
Keyence Corporation	27	9,936
Keysight Technologies, Inc. (a)	12	1,632
KLA Corporation	10	4,734
KYOCERA Corporation	3	147
Lam Research Corporation	2	982
Lenovo Group Limited	138	141
Lite-On Technology Corporation	68	257
LONGi Green Energy Technology Co., Ltd. - Class A	259	971
Lookout, Inc. (d) (e)	21	46
Lookout, Inc. (d) (e)	284	1,183
Marvell Technology, Inc.	17	904
MediaTek Inc.	13	297
Microchip Technology Incorporated	6	490
Micron Technology, Inc.	84	5,747
Microsoft Corporation (b)	217	68,633
Mirion Technologies (US), Inc. - Class A (a)	42	313
Money Forward, Inc. (a)	5	144
Net One Systems Co., Ltd.	12	220
Nice Ltd - ADR (a) (f)	44	7,459
Nomura Research Institute Ltd	34	891
NVIDIA Corporation (b)	41	17,723
NXP Semiconductors N.V.	3	583
Oracle Corporation Japan	2	126
Otsuka Corporation	11	457
Palo Alto Networks, Inc. (a)	19	4,567
Quanta Computer Inc.	174	1,298
Rakus Co., Ltd. (f)	52	711
Salesforce, Inc. (a)	49	9,992
Samsung Electronics Co Ltd	26	1,296
SAP SE - ADR	10	1,344
SAP SE	117	15,200
Seagate Technology Holdings Public Limited Company	14	941
ServiceNow, Inc. (a)	—	137
Shenzhen Transsion Holdings Co., Ltd. - Class A	4	82
Shopify Inc. - Class A (a)	11	582
SK Hynix Inc.	56	4,747
Skyworks Solutions, Inc.	2	239
STMicroelectronics N.V.	33	1,433
Taiwan Semiconductor Manufacturing Company Limited	602	9,859
Tata Consultancy Services Limited	3	128
TE Connectivity Ltd. (e)	55	6,852
Telefonaktiebolaget LM Ericsson - Class B (f)	73	358
Texas Instruments Incorporated	1	125
Tokyo Electron Limited	9	1,185
Trina Solar Co., Ltd. - Class A	96	402
Venture Corporation Limited	11	99
VeriSign, Inc. (a)	17	3,343
WiseTech Global Limited	3	124
Wistron Corporation	105	332
Wiwynn Corporation	6	279
Zscaler, Inc. (a)	16	2,561
		323,137
Health Care 8.4%
Abbott Laboratories	120	11,665
AbbVie Inc.	3	385
Alcon AG	126	9,708
Alfresa Holdings Corporation (f)	10	159
Amgen Inc.	2	534
Astellas Pharma Inc.	68	949
AstraZeneca PLC - ADR	48	3,263
AstraZeneca PLC	65	8,830
Bayer Aktiengesellschaft - Class N	82	3,935
Boston Scientific Corporation (a)	287	15,136
Carl Zeiss Meditec AG	2	205
Centene Corporation (a)	24	1,686
Chugai Pharmaceutical Co., Ltd.	4	127
CSL Limited	5	732
CVS Health Corporation	17	1,185
DexCom, Inc. (a)	33	3,088
Dr Sulaiman Al Habib For Medical Service Group Company (Closed Joint Stock)	2	128
Edwards Lifesciences Corporation (a)	64	4,458
Eli Lilly and Company (b)	25	13,674
EssilorLuxottica	51	8,862
Fresenius SE & Co. KGaA	5	145
Gilead Sciences, Inc.	20	1,513
Grand Round, Inc. (d) (e)	644	715
GSK PLC	29	522
HCA Healthcare, Inc.	6	1,543
Hikma Pharmaceuticals Public Limited Company	5	129
Hoya Corporation	49	5,038
Humana Inc.	36	17,369
Incyte Corporation (a)	1	79
Insulet Corporation (a)	3	454
Intuitive Surgical, Inc. (a)	27	7,858
JEOL Ltd. (f)	3	80
Johnson & Johnson	51	8,007
Lonza Group AG	10	4,620
M3, Inc.	4	71
MANI, Inc.	5	63
Masimo Corporation (a)	6	565
McKesson Corporation	2	684
Medipal Holdings Corporation	6	100
Medtronic, Inc.	1	103
Merck & Co., Inc.	126	12,996
MERCK Kommanditgesellschaft auf Aktien	6	1,021
Mettler-Toledo International Inc. (a)	1	1,292
Moderna, Inc. (a)	3	354
NMC Health PLC (d)	162	—
Novartis AG - Class N	30	3,040
Novo Nordisk A/S - Class B	72	6,514
Pfizer Inc.	173	5,737
Regeneron Pharmaceuticals, Inc. (a)	—	312
ResMed Inc.	1	188
Sanofi	63	6,759
Santen Pharmaceutical Co., Ltd.	15	135
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	54	125

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	2	63
Suzuken Co., Ltd.	4	114
Sysmex Corporation	113	5,371
Takeda Pharmaceutical Co Ltd	33	1,032
Teleflex Incorporated	1	103
Terumo Corporation	11	298
The Cigna Group	5	1,355
Thermo Fisher Scientific Inc.	25	12,539
UCB	1	118
UnitedHealth Group Incorporated	49	24,854
Universal Health Services, Inc. - Class B	1	181
Vertex Pharmaceuticals Incorporated (a)	—	150
Viatris Inc.	19	190
Zoetis Inc. - Class A	22	3,905
		227,113
Financials 7.6%
ABN AMRO Bank N.V. - DCR (e)	71	1,003
Agricultural Bank of China Limited - Class H	371	138
AIA Group Limited	696	5,635
Aktiebolaget Industrivarden - Class A	7	185
American International Group, Inc.	6	351
ANZ Group Holdings Limited	10	159
Aon Global Limited - Class A	1	211
Aozora Bank, Ltd. (f)	15	300
Assurant, Inc.	3	376
AXA	12	361
B3 S.A. - Brasil, Bolsa, Balcao	202	493
Banco Santander, S.A.	103	393
Barclays PLC	1,697	3,262
Berkshire Hathaway Inc. - Class B (a)	4	1,240
BNP Paribas	232	14,769
BOC Hong Kong (Holdings) Limited	29	79
Brookfield Corporation - Class A	10	310
Capitec Bank Holdings	3	306
China Construction Bank Corporation - Class H	804	452
China Merchants Bank Co., Ltd. - Class H	72	296
Chubb Limited	50	10,397
Cielo S.A.	717	503
Citigroup Inc.	12	504
CME Group Inc. - Class A	5	930
COMMERZBANK Aktiengesellschaft	218	2,482
Credicorp Ltd.	2	194
DB Insurance Co., Ltd.	2	133
DBS Group Holdings Ltd	4	101
Direct Line Insurance Group PLC (a)	111	232
FactSet Research Systems Inc.	1	235
Fidelity National Information Services, Inc.	24	1,327
Finecobank Banca Fineco SPA	22	262
First Citizens BancShares, Inc. - Class A	—	506
Franklin Resources, Inc.	14	351
Grupo Financiero Banorte, S.A.B. de C.V.	45	379
Hana Financial Group Inc.	4	138
Hang Seng Bank, Limited	13	158
Hyundai Marine & Fire Insurance Co., Ltd.	4	99
Industrial and Commercial Bank of China Limited - Class H	604	290
ING Groep N.V.	1,280	16,957
Intesa Sanpaolo SPA	2,195	5,632
Invesco Ltd.	49	717
Japan Post Bank Co., Ltd.	39	340
JPMorgan Chase & Co.	93	13,534
Julius Bar Gruppe AG - Class N	2	116
KB Financial Group Inc.	25	1,041
KBC Groep	7	419
Kotak Mahindra Bank Limited	10	213
Legal & General Group PLC	70	188
Lincoln National Corporation	5	123
Lloyds Banking Group PLC	1,778	958
London Stock Exchange Group PLC	17	1,728
LPL Financial Holdings Inc.	61	14,500
MarketAxess Holdings Inc.	4	927
Marsh & Mclennan Companies, Inc.	119	22,611
MasterCard Incorporated - Class A	56	22,034
Medibank Private Limited	169	374
Meritz Financial Group Inc.	9	355
MetLife, Inc.	15	955
Mitsubishi UFJ Financial Group Inc (b)	1,711	14,489
Moody's Corporation	3	947
Morgan Stanley	6	529
Mr. Cooper Group Inc. (a)	17	893
MSCI Inc. - Class A	1	593
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	294
Nasdaq, Inc.	30	1,454
National Bank of Canada (f)	2	125
NatWest Group PLC	211	604
New York Community Bancorp, Inc. - Series A	14	160
Oversea-Chinese Banking Corporation Limited	24	220
PT. Bank Central Asia Tbk	743	424
Royal Bank of Canada	10	916
S&P Global Inc.	10	3,728
Samsung Fire & Marine Insurance Co., Ltd.	4	704
SCOR SE	7	206
Societe Generale	20	487
Sompo Holdings, Inc.	3	129
Standard Chartered PLC	18	165
Synchrony Financial	12	375
T. Rowe Price Group, Inc.	2	202
Texas Capital Bancshares, Inc. (a)	3	186
The Allstate Corporation	9	997
The Bank of Kyoto, Ltd. (d) (f)	3	182
The Goldman Sachs Group, Inc.	4	1,400
The Hartford Financial Services Group, Inc.	12	859
The Progressive Corporation	44	6,190
The Travelers Companies, Inc.	6	1,024
UniCredit S.p.A.	213	5,098
Visa Inc. - Class A	26	6,094
Willis Towers Watson Public Limited Company	7	1,382
Worldline (a) (e)	3	78
		204,396
Industrials 7.3%
3M Company	9	863
A.P. Moller - Maersk A/S - Class B	—	739
Ackermans	1	90
AENA, S.M.E., S.A. (e)	1	207
AGC Inc.	1	49
Aktiebolaget SKF - Class B	42	691
Allegion Public Limited Company	5	502
American Airlines Group Inc. (a)	16	205
ANA Holdings Inc. (a)	6	126
Assa Abloy AB - Class B	135	2,934
Atlas Copco Aktiebolag - Class A	20	266
BAE Systems PLC	796	9,679
BayCurrent Consulting , Inc.	21	694
Bunzl Public Limited Company	2	70
C.H. Robinson Worldwide, Inc.	2	153
Canadian National Railway Company	14	1,482
Cintas Corporation	2	731
CNH Industrial N.V.	62	746
Compagnie De Saint-Gobain	176	10,493
Cummins Inc.	1	333
Deere & Company	1	336
Delta Air Lines, Inc. (b)	98	3,616
Deutsche Lufthansa Aktiengesellschaft (a)	11	89
Dongfang Electric Co., Ltd. - Class A	54	115
DSV A/S	6	1,090
East Japan Railway Company (f)	2	115
Embraer S.A. (a)	111	381
Epiroc Aktiebolag - Class A	15	277
EVA Airways Corporation	642	594
Experian PLC	14	461
FANUC Corporation	256	6,637
Fastenal Company	15	813
FedEx Corporation	—	114
Ferguson Holdings Limited	3	456
Flughafen Zurich AG - Class N	1	159
Fortive Corporation	202	14,971
Geberit AG - Class N	—	174
General Dynamics Corporation	9	1,948

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	11	260
GS Engineering & Construction Corp.	14	144
Hanwha Aerospace CO., LTD.	2	169
HD Hyundai Infracore Co., Ltd.	111	873
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	1	105
Illinois Tool Works Inc.	1	297
Ingersoll Rand Inc.	71	4,516
Japan Airlines Co., Ltd.	505	9,823
Johnson Controls International Public Limited Company	5	292
Kamigumi Co., Ltd. (f)	5	101
Kawasaki Heavy Industries, Ltd.	13	316
Kawasaki Kisen Kaisha, Ltd. (f)	17	588
Keppel Corporation Limited	45	224
Kingspan Group Public Limited Company	15	1,136
Komatsu Ltd.	138	3,711
Kone Corporation - Class B	15	638
Kuhne & Nagel International AG	4	1,038
LIXIL Corporation	43	494
Lockheed Martin Corporation	23	9,249
Makita Corporation	6	157
Marubeni Corporation	11	174
Masco Corporation	30	1,622
Mitsubishi Electric Corporation	9	112
Mitsubishi Heavy Industries, Ltd.	7	396
Mitsui & Co., Ltd.	176	6,368
Mitsui O.S.K. Lines, Ltd. (f)	23	636
MTR Corporation Limited	44	174
NIBE Industrier AB - Class B	120	783
Nihon M&A Center Holdings Inc. (f)	30	145
Ningbo Deye Technology Co., Ltd. - Class A	66	693
Nippon Yusen Kabushiki Kaisha (f)	50	1,291
Northrop Grumman Corporation	32	14,180
Orient Overseas (International) Limited	26	346
Otis Worldwide Corporation	21	1,648
PACCAR Inc	4	352
Paycom Software, Inc.	5	1,283
Qantas Airways Limited (a)	58	192
Relx PLC	177	5,965
Rockwell Automation, Inc.	29	8,293
Rollins, Inc.	44	1,651
RTX Corporation	16	1,154
RXO Inc. (a)	8	162
Samsung C&T Corporation	3	274
Sarcos Technology And Robotics Corporation (a) (f)	1	1
Schneider Electric SE	3	443
Seatrium Limited (a)	1,872	183
SG Holdings Co., Ltd.	10	128
Siemens Aktiengesellschaft - Class N	96	13,744
Singapore Airlines Limited	37	172
Singapore Technologies Engineering Ltd	76	215
SITC International Holdings Company Limited	102	171
SMC Corporation	14	6,242
Sojitz Corporation	4	94
Spirax-Sarco Engineering PLC	20	2,313
Teleperformance SE	2	193
The Boeing Company (a)	3	626
TOTO Ltd.	11	291
Trane Technologies Public Limited Company	1	165
TransDigm Group Incorporated (a)	2	1,907
Uber Technologies, Inc. (a)	40	1,862
United Airlines Holdings, Inc. (a)	99	4,187
United Parcel Service, Inc. - Class B	44	6,928
Verisk Analytics, Inc.	14	3,283
VINCI	67	7,360
Wolters Kluwer N.V. - Class C	2	248
		196,180
Consumer Discretionary 6.7%
Accor	70	2,342
Alibaba Group Holding Limited (a) (e)	102	1,109
Amazon.com, Inc. (a) (b)	277	35,152
Aptiv PLC (a)	52	5,103
AutoZone, Inc. (a)	—	630
Bajaj Auto Limited	5	335
Bayerische Motoren Werke Aktiengesellschaft	19	1,916
Booking Holdings Inc. (a)	1	3,762
Bridgestone Corporation	5	195
Burberry Group PLC	20	462
BYD Company Limited - Class H	234	7,177
Canadian Tire Corporation, Limited - Class A	1	60
Compass Group PLC	218	5,323
Continental Aktiengesellschaft	5	335
D.R. Horton, Inc.	9	974
Dowlais Group PLC (a)	75	98
eBay Inc.	9	381
Eicher Motors Limited	4	159
ETSY, Inc. (a)	4	240
Evolution AB (publ) (e)	2	199
Expedia Group, Inc. (a)	2	208
Ferrari N.V.	12	3,506
Fila Holdings Corp.	3	90
Floor & Decor Holdings, Inc. - Class A (a)	24	2,133
Ford Motor Company	191	2,369
General Motors Company	75	2,473
Genius Sports Limited (a)	107	571
Genting Singapore Limited	391	241
Heiwa Corporation (f)	4	53
Hermes International	1	1,563
Hilton Worldwide Holdings Inc.	41	6,113
Honda Motor Co., Ltd.	533	5,987
Industria de Diseno Textil, S.A.	17	650
Jawbone Inc. (d) (e)	98	—
JD.com, Inc. - Class A	16	228
Kering	11	4,893
Kingfisher PLC	92	251
La Francaise Des Jeux (g)	14	467
Las Vegas Sands Corp.	45	2,075
Lennar Corporation - Class A	11	1,290
Li Auto Inc. (a)	53	933
Lojas Renner S/A.	138	367
Lululemon Athletica Canada Inc. (a)	1	458
LVMH Moet Hennessy Louis Vuitton	16	11,765
M/I Homes, Inc. (a)	9	767
Marriott International, Inc. - Class A	1	238
Mazda Motor Corporation	30	340
McDonald's Corporation	31	8,274
Meituan - Class B (a) (e)	33	477
MercadoLibre S.R.L (a)	1	654
Mercedes-Benz Group AG - Class N	95	6,638
Meritage Homes Corporation	4	546
MGM Resorts International	54	1,983
Mitsubishi Motors Corporation	124	538
NIKE, Inc. - Class B	22	2,066
NVR, Inc. (a)	—	322
O'Reilly Automotive, Inc. (a)	—	156
Pearson PLC	34	363
Peloton Interactive, Inc. - Class A (a) (f)	82	414
Ross Stores, Inc.	2	210
Royal Caribbean Cruises Ltd.	13	1,170
Sega Sammy Holdings, Inc.	22	408
Shimano Inc.	1	175
SKYLARK Holdings Co., Ltd.	12	163
Stanley Electric Co., Ltd. (f)	12	189
Starbucks Corporation	60	5,521
Tapestry, Inc.	18	520
Tesla Inc. (a)	65	16,248
The Home Depot, Inc.	1	383
The TJX Companies, Inc.	86	7,609
Toyota Motor Corporation	469	8,392
Trip.com Group Limited (a)	11	390
Volvo Cars AB - Class B (a)	19	78
Wesfarmers Limited	9	313
Wynn Resorts, Limited	3	273
Yum China Holdings, Inc.	3	154
Yum! Brands, Inc.	2	232
Zalando SE (a) (e)	34	748
ZOZO, Inc. (f)	42	771
		182,359

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Consumer Staples 4.0%
American Beverage Co Ambev	466	1,216
Amorepacific Corporation	28	2,534
Anhui Gujing Distillery Company Limited - Class B	2	37
Archer-Daniels-Midland Company	101	7,585
Barry Callebaut AG - Class N	—	162
British American Tobacco P.L.C.	14	438
Bunge Limited (b)	70	7,625
Campbell Soup Company	6	259
Carrefour	13	224
Coca-Cola Bottlers Japan Holdings Inc.	9	122
Coca-Cola HBC AG	19	509
Colgate-Palmolive Company	14	1,000
Constellation Brands, Inc. - Class A	9	2,320
Costco Wholesale Corporation	22	12,496
Dollar Tree, Inc. (a)	1	132
Endeavour Group Limited	35	117
Fomento Economico Mexicano, S.A. B. De C.V.	31	339
General Mills, Inc.	8	532
George Weston Limited	2	207
Hormel Foods Corporation	3	99
ITO EN, LTD.	4	128
JD Health International Inc. (a) (e)	17	88
Kellogg Company	4	229
Kenvue Inc.	198	3,970
Kesko Oyj - Class B	5	83
Keurig Dr Pepper Inc.	5	165
Kewpie Corporation	7	106
Kimberly-Clark Corporation	5	664
Koninklijke Ahold Delhaize N.V.	6	190
Kose Corporation	39	2,806
Loblaw Companies Limited	2	180
L'Oreal	4	1,839
Meiji Holdings Co., Ltd.	7	171
Metcash Limited	69	168
Metro Inc. - Class A	21	1,092
Nestle S.A. - Class N	208	23,513
Nongfu Spring Co., Ltd. - Class H (e)	25	141
PepsiCo, Inc.	16	2,635
Pigeon Corporation	8	90
Remy Cointreau (f)	1	84
Shiseido Company, Limited	36	1,254
The Clorox Company	5	614
The Coca-Cola Company	28	1,549
The Estee Lauder Companies Inc. - Class A	6	922
The Hershey Company	1	114
The J. M. Smucker Company	1	142
The Kroger Co.	2	101
Unilever PLC	301	14,874
Wal - Mart de Mexico, S.A.B. de C.V.	304	1,148
Walgreens Boots Alliance, Inc.	30	663
Walmart Inc.	61	9,707
Want Want China Holdings Limited	93	61
WH Group Limited (e)	276	144
Wilmar International Limited	69	187
Woolworths Group Limited	14	333
Yakult Honsha Co., Ltd. (f)	4	88
		108,196
Communication Services 3.8%
Activision Blizzard, Inc.	17	1,635
Alphabet Inc. - Class C (a) (b)	342	45,029
AT&T Inc.	30	456
Auto Trader Group PLC	120	902
Baidu, Inc. - Class A (a) (e)	51	860
BCE Inc.	3	107
Bollore SE	25	136
Capcom Co., Ltd. (f)	—	4
Cellnex Telecom, S.A. (e)	349	12,128
China Tower Corporation Limited - Class H (e)	1,486	142
Chunghwa Telecom Co., Ltd.	138	496
Comcast Corporation - Class A	132	5,865
Electronic Arts Inc.	6	751
Elisa Oyj	8	371
Far EasTone Telecommunications Co., Ltd.	80	180
Former Charter Communications Parent, Inc. - Class A (a)	13	5,919
Kakaku.com, Inc. (f)	17	171
Liberty Media Corporation - Series A (a)	25	625
Liberty Media Corporation - Series A (a)	18	584
Liberty Media Corporation - Series C (a)	18	564
Liberty Media Corporation - Series C (a)	35	892
Lions Gate Entertainment Corp. - Class A (a)	55	467
Meta Platforms, Inc. - Class A (a)	11	3,420
Ncsoft Corporation	4	586
Netflix, Inc. (a)	3	1,140
NetLink NBN Trust	72	44
Nintendo Co., Ltd.	19	800
Omnicom Group Inc.	6	432
Rogers Communications Inc. - Class B	16	603
Saudi Telecom Company	27	272
Scout24 SE (e)	4	267
Singapore Telecommunications Limited	153	270
Softbank Corp.	14	158
Swisscom AG - Class N	—	182
Taiwan Mobile Co., Ltd.	55	161
Telefonica Brasil S.A.	39	337
Telefonica Deutschland Holding AG	156	278
Telia Company AB	336	694
TELUS Corporation	8	131
Tencent Holdings Limited	138	5,343
The Walt Disney Company (a)	109	8,802
TIM S.A	24	72
United Internet AG - Class N	3	58
Verizon Communications Inc.	11	364
		102,698
Energy 3.5%
Apa Corp.	5	202
BP P.L.C.	115	748
California Resources Corporation	13	734
Cameco Corporation	124	4,932
Canadian Natural Resources Limited	2	146
Chesapeake Energy Corporation	2	204
Chevron Corporation	6	944
ConocoPhillips (b) (c)	74	8,895
Cosan S.A.	29	97
Cosco Shipping Energy Transportation Co., Ltd. - Class A	31	58
Coterra Energy Inc.	3	92
Enbridge Inc.	508	16,844
Enterprise Products Partners L.P.	27	746
EOG Resources, Inc.	10	1,224
EQT Corporation	26	1,052
Equinor ASA	55	1,797
Equitrans Midstream Corporation	4	41
Exxon Mobil Corporation	5	644
Green Plains Inc. (a)	23	694
Halliburton Company	8	318
Indian Oil Corporation Limited	92	101
Kinder Morgan, Inc.	24	403
Koninklijke Vopak N.V.	25	855
Marathon Oil Corporation	18	478
Marathon Petroleum Corporation	9	1,335
Pembina Pipeline Corporation	29	864
PetroChina Company Limited - Class H	442	332
Petroreconcavo S.A.	3	13
Phillips 66	5	647
Pioneer Natural Resources Company	3	624
Repsol SA.	6	105
Saudi Arabian Oil Company (e)	10	95
Schlumberger Limited	33	1,918
Shell PLC - Class A	559	18,029
Shell PLC - Class A - ADR	106	6,800
Suncor Energy Inc.	179	6,159
The Williams Companies, Inc.	22	727
TotalEnergies SE	65	4,312
Transocean Ltd. (a) (e)	181	1,483
Valero Energy Corporation	60	8,558
		94,250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Materials 2.1%
Air Products and Chemicals, Inc.	31	8,796
Albemarle Corporation	31	5,341
Anglo American Platinum	4	133
Anglo American PLC	12	341
ArcelorMittal	15	387
Ball Corporation	4	183
Barrick Gold Corporation	55	804
BASF SE - Class N	4	192
BHP Group Limited	54	1,525
CF Industries Holdings, Inc.	87	7,480
Clariant AG - Class N	35	559
CRH Public Limited Company	2	110
Crown Holdings, Inc.	3	283
Element Solutions Inc.	28	552
Freeport-McMoRan Inc. (b)	177	6,590
Glencore PLC	1,420	8,127
Holcim AG	5	311
International Flavors & Fragrances Inc.	2	118
International Paper Company	28	980
JFE Holdings, Inc. (f)	13	195
Kumba Iron Ore Ltd (e)	13	302
LANXESS Aktiengesellschaft	16	416
Legacy Vulcan Corp.	29	5,861
Linde Public Limited Company	4	1,433
Newcrest Mining Limited	4	63
Nippon Paint Holdings Co., Ltd.	30	201
Nippon Steel Corporation (f)	5	117
Norsk Hydro ASA	13	84
Northern Star Resources Ltd	26	175
Nucor Corporation	3	505
Quintis Limited (d) (e)	3,771	—
Sealed Air Corporation	3	93
Shin-Etsu Chemical Co., Ltd.	21	616
South32 Limited	104	224
Southern Copper Corporation	5	409
Symrise AG	12	1,174
Teck Resources Limited - Class B	32	1,380
Thyssenkrupp AG	50	380
United States Steel Corporation	23	736
		57,176
Utilities 1.2%
Duke Energy Corporation	6	513
Edison International	1	92
Endesa, S.A.	7	145
Enel S.p.A	60	370
ENGIE Brasil Energia S.A.	8	69
ENN energy Holdings Limited	13	107
Eversource Energy	21	1,206
National Grid PLC	10	124
NextEra Energy, Inc.	203	11,636
Origin Energy Limited	66	370
Public Service Enterprise Group Incorporated	2	99
Sempra Energy	214	14,562
Snam S.P.A.	71	333
The AES Corporation	19	283
Transmissora Alianca De Energia Eletrica S/A	16	110
WEC Energy Group Inc.	8	661
Xcel Energy Inc.	14	794
		31,474
Real Estate 0.4%
American Tower Corporation	49	8,118
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	216	362
CK Asset Holdings Limited	39	202
Equity Residential	21	1,259
Healthpeak OP, LLC	53	976
Hongkong Land Holdings Limited	32	114
Park Hotels & Resorts Inc.	21	254
PSP Swiss Property AG - Class N	1	101
Sekisui House, Ltd.	5	102
VICI Properties Inc.	14	406
		11,894
Total Common Stocks (cost $1,501,113)		1,538,873
GOVERNMENT AND AGENCY OBLIGATIONS 17.0%
Sovereign 7.0%
Cabinet of Ministers of Ukraine
0.00%, 09/01/25 - 09/01/26 (a) (e) (h)	470	143
0.00%, 03/15/35 (a) (g) (h)	477	128
CBB International Sukuk Company S.P.C
5.45%, 09/16/32 (e)	219	190
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	319	262
1.86%, 12/01/32 (f)	608	439
Departamento Administrativo De La Presidencia De La Republica
4.50%, 01/28/26	279	267
3.88%, 03/22/26, EUR	100	102
3.88%, 04/25/27	283	257
3.13%, 04/15/31	713	528
8.00%, 04/20/33	329	325
Estado Espanol
2.55%, 10/31/32, EUR	37,467	35,733
3.15%, 04/30/33, EUR (g)	32,797	32,617
3.90%, 07/30/39, EUR (g)	3,675	3,701
2.90%, 10/31/46, EUR (e)	3,558	2,936
3.45%, 07/30/66, EUR	2,764	2,289
Gobierno de la Republica de Guatemala
5.25%, 08/10/29 (g)	170	157
5.25%, 08/10/29 (e) (f)	360	333
7.05%, 10/04/32 (g)	260	261
3.70%, 10/07/33 (e)	309	237
6.60%, 06/13/36 (g)	200	193
Gobierno De La Republica Oriental Del Uruguay
5.75%, 10/28/34	353	360
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	280	258
2.66%, 05/24/31	433	340
7.75%, 05/29/31, MXN	64,917	3,288
7.50%, 05/26/33, MXN	57,388	2,802
6.35%, 02/09/35	200	195
Government of Canada
0.25%, 03/01/26, CAD	22,169	14,706
Government of Saudi Arabia
5.00%, 01/18/53 (g)	316	262
Government of the Republic of Panama
3.16%, 01/23/30	420	354
6.40%, 02/14/35	359	348
6.85%, 03/28/54	280	262
Government of the Sultanate of Oman
6.50%, 03/08/47 (e)	300	267
6.75%, 01/17/48 (e)	389	357
HM Treasury
0.50%, 10/22/61, GBP (e)	16,502	5,414
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	58	58
5.25%, 06/16/29 (g)	344	328
Ministerio De Hacienda Y Credito Publico
6.25%, 11/26/25, COP	13,821,300	3,117
5.75%, 11/03/27, COP	4,221,900	862
Ministerul Finantelor Publice
5.25%, 11/25/27 (g)	172	167
Ministry of Finance of Israel
3.75%, 03/31/24, ILS	19,098	4,990
Morocco, Kingdom of
5.95%, 03/08/28 (g)	200	197
Nigeria, Federal Government of
8.38%, 03/24/29 (g)	209	178
7.63%, 11/28/47 (e)	200	133
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
4.40%, 06/06/27 (g)	200	192
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	604	563
5.88%, 10/17/31, EUR (e)	100	87
Presidencia Da Republica
0.00%, 07/01/24, BRL (i)	90,281	16,595

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
10.00%, 01/01/25 - 01/01/27, BRL	60,675	11,848
Presidencia De La Nacion
1.00%, 07/09/29	573	160
0.75%, 07/09/30 (j)	5,456	1,589
3.63%, 07/09/35 (j)	6,725	1,723
4.25%, 01/09/38 (j)	2,278	678
Presidencia de la Republica de Chile
4.34%, 03/07/42	354	287
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (e)	231	230
5.95%, 01/25/27 (e)	324	313
4.50%, 01/30/30 (g)	370	314
7.05%, 02/03/31 (g)	150	145
4.88%, 09/23/32 (g)	597	485
Romania, Government of
2.88%, 03/11/29, EUR (e)	355	328
2.50%, 02/08/30, EUR (e)	374	323
2.12%, 07/16/31, EUR (e)	210	164
Saudi Arabia, Kingdom of
4.50%, 04/17/30 (e)	399	380
Senegal, Government of
6.25%, 05/23/33 (e)	204	163
South Africa, Parliament of
10.50%, 12/21/27, ZAR	93,138	5,062
4.85%, 09/30/29	282	241
8.00%, 01/31/30, ZAR	37,222	1,716
5.88%, 04/20/32	273	232
9.00%, 01/31/40, ZAR	97,744	3,805
8.75%, 01/31/44, ZAR	16,848	622
5.00%, 10/12/46	450	277
The Arab Republic of Egypt
8.50%, 01/31/47 (g)	200	106
7.50%, 02/16/61 (g)	200	100
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (e)	311	300
The Republic of Indonesia, The Government of
4.65%, 09/20/32	685	639
8.25%, 05/15/36, IDR	48,290,000	3,472
7.13%, 06/15/38, IDR (e)	63,961,000	4,182
Urad Vlady Ceske Republiky
2.75%, 07/23/29, CZK	81,840	3,183
5.00%, 09/30/30, CZK	69,480	3,057
Urzad Rady Ministrow
2.50%, 07/25/26, PLN	20,527	4,394
4.88%, 10/04/33	140	130
5.50%, 04/04/53	213	192
		188,618
Mortgage-Backed Securities 4.8%
Federal National Mortgage Association, Inc.
TBA, 3.50%, 10/15/53 (k)	119,873	103,072
TBA, 4.50%, 10/15/53 (k)	29,137	26,757
		129,829
U.S. Treasury Inflation Indexed Securities 3.4%
Treasury, United States Department of
0.63%, 01/15/24 (l)	48,805	48,325
0.50%, 04/15/24 (l)	28,132	27,635
0.13%, 04/15/27 (l)	4,211	3,865
0.63%, 07/15/32 (c) (l)	13,505	11,768
		91,593
U.S. Treasury Bond 0.9%
Treasury, United States Department of
2.38%, 02/15/42	4,860	3,359
3.25%, 05/15/42 (c)	11,674	9,304
3.38%, 08/15/42	6,353	5,151
4.00%, 11/15/52 (c)	8,666	7,683
		25,497
U.S. Treasury Note 0.8%
Treasury, United States Department of
4.00%, 12/15/25	20,893	20,456
Commercial Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-KW09, REMIC, 0.94%, 05/25/29 (m)	9,233	306
Interest Only, Series XFX-KL06, REMIC, 1.47%, 12/25/29 (m)	1,350	81
Interest Only, Series X1-K105, REMIC, 1.64%, 01/25/30 (m)	1,730	129
Interest Only, Series X1-K109, REMIC, 1.70%, 04/25/30 (m)	2,381	188
Interest Only, Series X1-K110, REMIC, 1.81%, 04/25/30 (m)	1,389	114
Interest Only, Series X1-K116, REMIC, 1.53%, 07/25/30 (m)	1,212	87
Interest Only, Series 2020-X1-K120, REMIC, 1.13%, 10/25/30 (m)	7,729	417
Federal National Mortgage Association, Inc.
Series 2018-A2-M13, REMIC, 3.87%, 09/25/30 (m)	260	242
		1,564
Collateralized Mortgage Obligations 0.0%
Federal Home Loan Mortgage Corporation
Series 2022-B1-DNA1, REMIC, 8.71%, (SOFR 30-Day Average + 3.40%), 01/25/32 (m)	331	331
Total Government And Agency Obligations (cost $492,365)		457,888
CORPORATE BONDS AND NOTES 7.3%
Financials 1.3%
Banco Do Brasil SA
6.25%, 04/18/30 (g)	224	218
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
5.88%, (100, 01/24/27) (g) (n)	200	171
Banco Santander, S.A.
3.13%, 10/06/26, GBP (e)	700	796
Bangkok Bank Public Company Limited
5.30%, 09/21/28 (f) (g)	277	272
5.50%, 09/21/33 (g)	277	267
Bank Leumi Le-Israel B.M.
7.13%, 07/18/33 (g) (o)	200	196
Bank of America Corporation
1.95%, 10/27/26, EUR (e)	556	559
2.50%, 02/13/31	733	588
2.59%, 04/29/31	514	413
1.90%, 07/23/31	158	120
1.92%, 10/24/31	466	352
Barclays PLC
3.00%, 05/08/26, GBP (e)	200	225
3.25%, 02/12/27, GBP (e)	200	220
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR	364	391
BNP Paribas
3.38%, 01/23/26, GBP (e)	200	229
2.13%, 01/23/27, EUR (e)	600	599
1.88%, 12/14/27, GBP (e) (o)	200	206
Cerved Group S.P.A.
6.00%, 02/15/29, EUR (g)	430	385
8.21%, (3 Month EURIBOR + 5.25%), 02/15/29, EUR (g) (m)	1,370	1,376
Citigroup Inc.
1.25%, 07/06/26, EUR (e)	555	555
1.75%, 10/23/26, GBP	300	327
3.98%, 03/20/30	161	145
2.67%, 01/29/31	600	486
2.57%, 06/03/31	645	514
2.56%, 05/01/32	432	334
Cooperatieve Rabobank U.A.
1.88%, 07/12/28, GBP (e)	200	211
Corporacion Financiera de Desarrollo S.A.
4.75%, 07/15/25 (e)	344	334
Credit Suisse AG
3.63%, 09/09/24	550	535
7.95%, 01/09/25	561	571
2.95%, 04/09/25	616	585
5.00%, 07/09/27	611	588

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Credit Suisse Group AG
0.65%, 01/14/28, EUR (e) (o)	1,120	1,031
Fidelity National Information Services, Inc.
1.50%, 05/21/27, EUR (e)	579	555
First Horizon Bank
5.75%, 05/01/30	300	269
Freedom Mortgage Corporation
8.13%, 11/15/24 (g)	456	456
8.25%, 04/15/25 (g)	235	235
Global Payments Inc.
4.88%, 03/17/31, EUR	269	276
GTCR W-2 Merger Sub LLC
8.50%, 01/15/31, GBP (g)	1,236	1,535
HSBC Holdings PLC
3.02%, 06/15/27, EUR (e)	542	549
1.75%, 07/24/27, GBP (o)	200	215
ING Groep N.V.
3.00%, 02/18/26, GBP (e)	200	228
JPMorgan Chase & Co.
0.99%, 04/28/26, GBP (e)	500	565
1.09%, 03/11/27, EUR (e)	578	565
1.76%, 11/19/31	645	486
Kane Bidco Limited
5.00%, 02/15/27, EUR (g)	701	705
6.50%, 02/15/27, GBP (g)	1,247	1,378
KBC Groep
1.25%, 09/21/27, GBP (e) (o)	200	212
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (g)	291	291
Lloyds Banking Group PLC
2.25%, 10/16/24, GBP (e)	400	469
Morgan Stanley
3.62%, 04/17/25	889	875
1.34%, 10/23/26, EUR	705	701
2.70%, 01/22/31	66	54
2.24%, 07/21/32	174	131
Morgan Stanley Bank, National Association
4.75%, 04/21/26 (e)	1,213	1,185
Nasdaq, Inc.
4.50%, 02/15/32, EUR	390	407
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	92	87
5.50%, 08/15/28 (g)	746	658
5.13%, 12/15/30 (g)	649	529
NatWest Group PLC
2.88%, 09/19/26, GBP (o)	200	227
3.13%, 03/28/27, GBP (e)	200	225
Santander UK Group Holdings PLC
3.63%, 01/14/26, GBP (e)	200	229
Societe Generale
1.88%, 10/03/24, GBP (e)	200	234
SURA Asset Management SA
4.88%, 04/17/24 (e)	337	332
Swedbank AB
1.38%, 12/08/27, GBP (e) (o)	200	210
The Goldman Sachs Group, Inc.
1.09%, 12/09/26	634	567
0.25%, 01/26/28, EUR (e)	634	566
7.25%, 04/10/28, GBP	200	255
1.99%, 01/27/32	645	484
2.62%, 04/22/32	485	379
The Toronto-Dominion Bank
2.88%, 04/05/27, GBP (e) (o)	200	221
USB Capital IX
6.59%, (3 Month Term SOFR + 1.28%), (100, 11/13/23) (m) (n)	594	447
Wells Fargo & Company
1.38%, 10/26/26, EUR (e)	578	560
1.50%, 05/24/27, EUR (e)	882	844
4.81%, 07/25/28	1,163	1,109
		34,304
Communication Services 1.0%
Altice France
2.50%, 01/15/25, EUR (e)	137	137
2.13%, 02/15/25, EUR (e)	230	229
AT&T Inc.
2.90%, 12/04/26, GBP	351	391
5.50%, 03/15/27, GBP (e)	200	240
Comcast Corporation
0.25%, 09/14/29, EUR	326	278
Connect Finco SARL
6.75%, 10/01/26 (g)	2,275	2,126
CSC Holdings, LLC
5.25%, 06/01/24	1,308	1,244
5.50%, 04/15/27 (g)	1,072	919
Dish Network Corporation
0.00%, 12/15/25 (i) (o)	652	432
Equipmentshare.Com Inc
9.00%, 05/15/28 (g)	2,326	2,237
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (g)	1,462	1,388
8.63%, 03/15/31 (f) (g)	1,165	1,093
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (g)	900	818
Frontier Florida LLC
6.86%, 02/01/28	1,324	1,229
Frontier North Inc.
6.73%, 02/15/28	300	275
GCI, LLC
4.75%, 10/15/28 (g)	204	177
Iliad Holding
5.13%, 10/15/26, EUR (e)	1,275	1,277
Informa Jersey Limited
3.13%, 07/05/26, GBP (e) (p)	200	226
Kenbourne Invest S.A.
6.88%, 11/26/24 (g)	202	169
Matterhorn Telecom S.A.
3.13%, 09/15/26, EUR (e)	1,576	1,546
Millicom International Cellular SA
5.13%, 01/15/28 (e)	234	198
Netflix, Inc.
3.63%, 05/15/27, EUR (e)	1,048	1,083
4.88%, 04/15/28	581	564
Nexstar Media Group, Inc.
4.75%, 11/01/28 (g)	259	214
Paramount Global
6.38%, 03/30/62	726	570
Playtika Holding Corp.
4.25%, 03/15/29 (f) (g)	328	275
Rogers Communications Inc.
2.95%, 03/15/25	1,212	1,156
3.80%, 03/15/32	322	268
Sprint Spectrum Co LLC
4.74%, 03/20/25 (g)	236	234
Telefonica Emisiones SA
5.38%, 02/02/26, GBP (e)	400	484
T-Mobile USA, Inc.
4.95%, 03/15/28 (f)	505	490
3.50%, 04/15/31	483	408
2.70%, 03/15/32	747	584
Verizon Communications Inc.
4.07%, 06/18/24, GBP (e)	100	120
1.13%, 11/03/28, GBP	200	195
4.25%, 10/31/30, EUR	506	532
2.55%, 03/21/31	645	514
VFU Funding PLC
6.20%, 02/11/25 (e)	214	159
Virgin Media Secured Finance PLC
5.00%, 04/15/27, GBP (e)	1,929	2,180
4.25%, 01/15/30, GBP (e)	158	154
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (e)	639	647
		27,460
Consumer Staples 0.8%
Anheuser-Busch InBev
4.00%, 09/24/25, GBP (e)	200	238
APCOA Parking Holdings GmbH
8.66%, (3 Month EURIBOR + 5.00%), 01/15/27, EUR (g) (m)	1,441	1,526

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
BCP V Modular Services Finance II PLC
4.75%, 11/30/28, EUR (e)	1,306	1,151
6.13%, 11/30/28, GBP (g)	1,987	1,971
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (g)	2,650	2,017
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (e)	1,940	2,052
Bellis Finco PLC
4.00%, 02/16/27, GBP (e)	652	603
Boparan Finance PLC
7.63%, 11/30/25, GBP (e)	1,199	987
BRF S.A.
4.88%, 01/24/30 (e)	260	210
China Milk Products Group Limited
0.00%, 01/05/12 (a) (d) (h) (i) (o)	100	—
Coty Inc.
3.88%, 04/15/26, EUR (e)	1,611	1,655
6.63%, 07/15/30 (g)	119	116
DP World Salaam
6.00%, (100, 10/01/25) (e) (n)	260	256
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (g)	215	209
General Mills, Inc.
0.13%, 11/15/25, EUR	916	893
0.45%, 01/15/26, EUR	721	703
Kraft Heinz Foods Company
4.13%, 07/01/27, GBP (e)	100	116
Market Bidco Finco PLC
5.50%, 11/04/27, GBP (e)	652	671
Marks and Spencer Group P.L.C.
3.75%, 05/19/26, GBP (e)	1,163	1,327
Minerva Luxembourg S.A.
8.88%, 09/13/33 (g)	205	204
REI Agro Limited
0.00%, 11/13/14 (a) (e) (h) (o)	628	3
0.00%, 11/13/14 (a) (g) (h) (o)	185	1
Sabre GLBL Inc.
8.63%, 06/01/27 (g)	1,055	894
11.25%, 12/15/27 (g)	805	739
Sigma Holdco B.V.
5.75%, 05/15/26, EUR (e) (f)	1,199	1,057
The Procter & Gamble Company
4.88%, 05/11/27, EUR	369	405
Verisure Holding AB
3.88%, 07/15/26, EUR (e)	334	332
3.25%, 02/15/27, EUR (e)	595	564
9.25%, 10/15/27, EUR (g)	680	762
7.13%, 02/01/28, EUR (g)	328	350
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	833	773
		22,785
Consumer Discretionary 0.7%
Adler Pelzer Holding Gmbh
9.50%, 04/01/27, EUR	2,672	2,621
Affinity Gaming
6.88%, 12/15/27 (g)	285	241
Aptiv PLC
3.25%, 03/01/32	322	264
Carrols Holdco Inc.
5.88%, 07/01/29 (g)	426	358
CDI Escrow Issuer Inc
5.75%, 04/01/30 (g)	351	317
Deuce Finco PLC
5.50%, 06/15/27, GBP (g)	2,402	2,562
Douglas GmbH
6.00%, 04/08/26, EUR (e)	700	715
6.00%, 04/08/26, EUR (g)	1,181	1,207
Forvia
2.75%, 02/15/27, EUR (e) (j)	1,929	1,833
Full House Resorts, Inc.
8.25%, 02/15/28 (f) (g)	62	54
General Motors Financial Company, Inc.
5.40%, 04/06/26	660	646
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (g)	2,250	1,485
Lowe`s Companies, Inc.
4.80%, 04/01/26	1,456	1,429
2.63%, 04/01/31	322	260
Mercedes-Benz International Finance B.V.
1.38%, 06/26/26, EUR (e)	559	555
Nissan Motor Co., Ltd.
2.65%, 03/17/26, EUR (e)	340	342
Rakuten Group, Inc.
10.25%, 11/30/24 (g)	305	307
Sabre GLBL Inc.
9.25%, 04/15/25 (g)	177	174
Sani/Ikos Financial Holdings 1 S.a r.l.
5.63%, 12/15/26, EUR (g)	1,224	1,192
Shiba Bidco S.P.A.
4.50%, 10/31/28, EUR (g)	1,589	1,520
Tenneco Inc.
8.00%, 11/17/28 (g)	835	679
The New Home Company Inc.
8.25%, 10/15/27 (g) (j)	336	314
Volkswagen Financial Services Aktiengesellschaft
0.88%, 01/31/28, EUR (e)	619	559
Volkswagen International Finance N.V.
1.88%, 12/03/24, GBP (e)	100	116
4.25%, 10/09/25, GBP (e)	100	117
Wynn Las Vegas, LLC
5.50%, 03/01/25 (f) (g)	37	36
		19,903
Health Care 0.7%
AbbVie Inc.
1.38%, 05/17/24, EUR	542	563
2.60%, 11/21/24	1,791	1,727
Amgen Inc.
5.50%, 12/07/26, GBP (e)	200	244
5.15%, 03/02/28	1,955	1,922
2.30%, 02/25/31	323	258
2.00%, 01/15/32	322	244
3.35%, 02/22/32	976	821
Bausch & Lomb Corporation
8.38%, 10/01/28 (g)	63	63
Becton Dickinson Euro Finance S.A. R.L.
3.55%, 09/13/29, EUR	926	948
Becton, Dickinson and Company
0.03%, 08/13/25, EUR	433	425
3.70%, 06/06/27	733	687
Bio City Development Company B.V.
0.00%, 07/06/24 (a) (d) (g) (h) (i) (o)	600	46
Elevance Health, Inc.
4.90%, 02/08/26	581	572
3.65%, 12/01/27	1,622	1,504
HCA Inc.
5.38%, 02/01/25	1,005	995
5.63%, 09/01/28	784	764
3.50%, 09/01/30	828	699
Marcolin S.p.A.
6.13%, 11/15/26, EUR (g)	1,590	1,581
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (g)	188	159
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	368	348
Takeda Pharmaceutical Co Ltd
2.25%, 11/21/26, EUR (e)	541	542
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (e)	328	297
3.75%, 05/09/27, EUR (e)	648	620
7.38%, 09/15/29, EUR	1,089	1,170
7.88%, 09/15/31, EUR	569	622
Teva Pharmaceutical Finance Netherlands III B.V.
8.13%, 09/15/31	235	242
Thermo Fisher Scientific Inc.
1.38%, 09/12/28, EUR	582	547
		18,610

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Industrials 0.7%
Aeropuerto Internacional de Tocumen, S.A.
5.13%, 08/11/61 (g)	200	147
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (g)	200	194
Allegiant Travel Company
7.25%, 08/15/27 (g)	372	350
Ardagh Metal Packaging Finance Public Limited Company
2.00%, 09/01/28, EUR (e)	1,929	1,686
Azzurra Aeroporti S.P.A.
2.13%, 05/30/24, EUR (e)	2,563	2,647
Concentrix Corporation
6.65%, 08/02/26	510	507
6.60%, 08/02/28	250	241
Corporation De Securite Garda World
7.75%, 02/15/28 (g)	126	124
Embraer Netherlands Finance B.V.
7.00%, 07/28/30 (g)	235	233
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (g)	396	382
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (g)	132	125
HTA Group Limited
7.00%, 12/18/25 (g)	324	312
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (g)	2,714	2,619
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (g)	577	569
Pitney Bowes Inc.
6.88%, 03/15/27 (f) (g)	1,977	1,568
Rand Parent LLC
8.50%, 02/15/30 (f) (g)	1,994	1,844
Regal Rexnord Corporation
6.05%, 02/15/26 (g) (p)	740	728
Rollins Road Acquisition Company
0.50%, 12/01/28 (g) (o)	115	68
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (g)	1,281	1,258
9.38%, 11/30/29 (g)	145	148
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (g)	352	329
Vertical Midco GmbH
4.38%, 07/15/27, EUR (e)	1,929	1,842
		17,921
Information Technology 0.6%
Amkor Technology, Inc.
6.63%, 09/15/27 (g)	200	196
Broadcom Corporation
3.88%, 01/15/27 (f)	448	421
Broadcom Inc.
1.95%, 02/15/28 (f) (g)	832	709
4.15%, 11/15/30	323	286
2.45%, 02/15/31 (g)	375	293
Central Parent Inc.
8.00%, 06/15/29 (g)	132	132
Cloud Software Group, Inc.
6.50%, 03/31/29 (g)	665	585
Dell Bank International Designated Activity Company
0.50%, 10/27/26, EUR (e)	298	281
Dell International L.L.C.
4.00%, 07/15/24 (p)	430	423
5.25%, 02/01/28	573	565
Gen Digital Inc.
7.13%, 09/30/30 (f) (g)	865	853
Goto Group, Inc.
5.50%, 09/01/27 (g)	765	419
Inspired Entertainment (Financing) PLC
7.88%, 06/01/26, GBP (g)	1,146	1,330
International Business Machines Corporation
3.38%, 02/06/27, EUR	531	551
NXP B.V.
4.40%, 06/01/27	732	695
3.40%, 05/01/30	322	275
5.00%, 01/15/33	591	543
Oracle Corporation
2.30%, 03/25/28	808	700
2.95%, 04/01/30	507	427
2.88%, 03/25/31	1,147	937
RingCentral, Inc.
8.50%, 08/15/30 (g)	967	934
Seagate HDD Cayman
3.50%, 06/01/28 (g) (o)	267	274
8.25%, 12/15/29 (g)	558	572
8.50%, 07/15/31 (f) (g)	501	513
9.63%, 12/01/32 (g)	795	856
SK Hynix Inc.
6.38%, 01/17/28 (f) (g)	400	400
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (g)	711	618
VMware, Inc.
1.40%, 08/15/26	642	566
2.20%, 08/15/31	322	243
Xerox Holdings Corporation
5.00%, 08/15/25 (g)	1,759	1,670
		17,267
Materials 0.5%
A.C.N. 092 200 854 Ltd
7.50%, 10/01/26 (d) (g) (q)	506	324
0.00%, 10/01/28 (d) (g) (j) (q)	7,017	—
AngloGold Ashanti Holdings PLC
3.75%, 10/01/30	292	235
Arsenal AIC Parent LLC
8.00%, 10/01/30 (g)	56	56
Big River Steel LLC
6.63%, 01/31/29 (g)	549	542
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (g)	274	164
Braskem Netherlands Finance B.V.
8.50%, 01/12/31 - 01/23/81 (g)	405	400
7.25%, 02/13/33 (g)	245	225
Cheever Escrow Issuer, LLC
7.13%, 10/01/27 (f) (g)	414	385
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (g)	2,245	2,242
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	200	190
2.63%, 04/28/28 (g)	200	173
2.63%, 04/28/28 (e)	200	173
First Quantum Minerals Ltd
7.50%, 04/01/25 (g)	674	672
6.88%, 03/01/26 (g)	680	660
6.88%, 10/15/27 (g)	663	636
Herens Holdco S.a r.l.
5.25%, 05/15/29, EUR (g)	1,856	1,103
INEOS Finance PLC
3.38%, 03/31/26, EUR (e)	653	648
6.63%, 05/15/28, EUR (f) (g)	612	633
6.75%, 05/15/28 (f) (g)	648	606
Mineral Resources Limited
9.25%, 10/01/28 (g)	350	353
POSCO Holdings Inc.
5.75%, 01/17/28 (g)	200	199
PPG Industries, Inc.
1.88%, 06/01/25, EUR	535	545
PT Freeport Indonesia
4.76%, 04/14/27 (e)	347	330
Rain Carbon Inc.
12.25%, 09/01/29 (f) (g)	266	279
Sasol Financing USA LLC
6.50%, 09/27/28	200	178
Steel Dynamics, Inc.
5.00%, 12/15/26	68	67
Suzano Austria GmbH
3.13%, 01/15/32	265	203

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (g)	200	148
		12,369
Energy 0.5%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (e)	221	203
BG Energy Capital PLC
5.13%, 12/01/25, GBP (e)	400	484
BP Capital Markets P.L.C.
2.52%, 04/07/28, EUR (e)	700	694
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (g)	1,070	1,057
Civitas Resources, Inc.
8.38%, 07/01/28 (g)	1,222	1,243
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (g)	772	790
Ecopetrol S.A.
4.13%, 01/16/25	355	343
8.88%, 01/13/33	283	276
EDO Sukuk Ltd.
5.88%, 09/21/33 (g)	373	368
Empresa Nacional del Petroleo
3.75%, 08/05/26 (e)	200	186
6.15%, 05/10/33 (g)	200	192
Energean Israel Finance Ltd
8.50%, 09/30/33 (g)	319	319
EQM Midstream Partners, LP
7.50%, 06/01/27 - 06/01/30 (g)	265	266
India Green Energy Holdings
5.38%, 04/29/24 (g)	250	246
Korea National Oil Corporation
4.88%, 04/03/28 (e)	200	195
Leviathan Bond Ltd
6.75%, 06/30/30 (e)	257	237
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	193	148
ONEOK Partners, L.P.
4.90%, 03/15/25	1,489	1,463
Permian Resources Operating, LLC
7.00%, 01/15/32 (g)	278	274
Petroleos Mexicanos
3.75%, 02/21/24, EUR (e)	139	145
4.25%, 01/15/25	157	150
6.50%, 03/13/27	84	74
8.75%, 06/02/29	347	308
5.95%, 01/28/31	389	278
6.70%, 02/16/32	223	166
PT Pertamina (Persero)
3.65%, 07/30/29 (e)	361	323
Puma International Financing S.A.
5.00%, 01/24/26 (e)	313	286
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (e)	204	162
Sitio Royalties Operating Partnership LP
7.88%, 11/01/28 (g)	394	395
Total Capital International
1.66%, 07/22/26, GBP (e)	200	222
Transocean Aquila Ltd.
8.00%, 09/30/28 (g)	110	110
Transocean Inc
8.75%, 02/15/30 (g)	227	232
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (g)	223	227
		12,062
Real Estate 0.3%
American Tower Corporation
0.45%, 01/15/27, EUR	1,371	1,274
5.25%, 07/15/28	1,311	1,267
Crown Castle Inc.
2.90%, 03/15/27	528	479
Equinix, Inc.
1.00%, 09/15/25	633	575
2.90%, 11/18/26	464	426
1.55%, 03/15/28	673	561
Fideicomiso Fibra Uno
4.87%, 01/15/30 (e)	240	203
Majid Al Futtaim Holding LLC
6.38%, (100, 12/20/25) (e) (n)	200	193
ProLogis, L.P.
2.25%, 01/15/32	216	167
Service Properties Trust
4.35%, 10/01/24	117	112
4.50%, 03/15/25	398	372
7.50%, 09/15/25	595	584
Uniti Group Inc.
10.50%, 02/15/28 (g)	789	773
Welltower OP LLC
4.00%, 06/01/25	435	420
		7,406
Utilities 0.2%
Comision Federal De Electricidad, E.P.E.
4.88%, 01/15/24 (e)	342	340
Duke Energy Corporation
3.10%, 06/15/28, EUR	547	543
National Grid PLC
0.16%, 01/20/28, EUR (e)	785	697
Northern States Power Company
4.50%, 06/01/52	698	568
NRG Energy, Inc.
7.00%, 03/15/33 (g)	560	540
Oncor Electric Delivery Company LLC
4.10%, 11/15/48	408	313
Pacific Gas And Electric Company
3.25%, 02/16/24	27	27
3.30%, 12/01/27	635	561
Promigas SA ESP
3.75%, 10/16/29 (g)	200	165
Southern California Edison Company
1.10%, 04/01/24	298	291
5.30%, 03/01/28	712	703
Vistra Operations Company LLC
5.63%, 02/15/27 (g)	1,615	1,530
7.75%, 10/15/31 (g)	349	344
		6,622
Total Corporate Bonds And Notes (cost $217,098)		196,709
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.9%
1211 Avenue of The Americas
Series 2015-D-1211, REMIC, 4.28%, 08/12/25 (m)	665	587
Accesslex Institute
Series 2007-A3-A, 5.95%, (3 Month Term SOFR + 0.56%), 05/25/36 (m)	237	230
AGL CLO 5 Ltd
Series 2020-A2R-5A, 6.99%, (3 Month Term SOFR + 1.66%), 07/20/34 (m)	250	246
Series 2020-BR-5A, 7.29%, (3 Month Term SOFR + 1.96%), 07/20/34 (m)	267	265
AGL Static CLO 18 Ltd
Series 2022-B-18A, 7.33%, (3 Month Term SOFR + 2.00%), 04/21/31 (m)	498	495
Ajax Mortgage Loan Trust 2021-E
Series 2021-A1-E, REMIC, 1.74%, 12/25/60 (j)	3,333	2,730
Series 2021-A2-E, REMIC, 2.69%, 12/25/60 (j)	502	331
Series 2021-M1-E, REMIC, 2.94%, 12/25/60 (j)	203	156
Series 2021-B1-E, REMIC, 3.73%, 12/25/60 (j)	332	203
ALEN 2021-ACEN Mortgage Trust
Series 2021-D-ACEN, REMIC, 8.55%, (1 Month Term SOFR + 3.21%), 04/15/26 (m)	817	541
Apidos CLO XV
Series 2013-A1RR-15A, 6.60%, (3 Month Term SOFR + 1.27%), 04/21/31 (m)	274	273
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Series 2020-E-MF1, REMIC, 1.75%, 04/15/30	257	136
Arbor Realty Commercial Real Estate Notes 2021-FL4, Ltd.
Series 2021-A-FL4, 6.80%, (1 Month Term SOFR + 1.46%), 11/17/36 (m)	105	104

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Arbor Realty Commercial Real Estate Notes 2022-Fl2, LLC
Series 2022-A-FL2, 7.18%, (1 Month Term SOFR + 1.85%), 05/15/37 (m)	1,285	1,280
Ares LV CLO Ltd
Series 2020-BR-55A, 7.27%, (3 Month Term SOFR + 1.96%), 07/17/34 (m)	424	419
Bain Capital Credit
Series 2017-BR-1A, 7.09%, (3 Month Term SOFR + 1.76%), 07/20/30 (m)	350	346
Bain Capital Credit CLO 2020-2, Limited
Series 2020-BR-2A, 7.28%, (3 Month Term SOFR + 1.96%), 07/19/34 (m)	300	296
BAMLL Commercial Mortgage Securities Trust 2015-200P
Series 2015-D-200P, REMIC, 3.72%, 04/16/25 (m)	130	116
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-A-DSNY, REMIC, 6.23%, (1 Month Term SOFR + 0.90%), 09/15/34 (m)	396	394
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 7.56%, (SOFR 30-Day Average + 2.20%), 01/19/37 (m)	549	542
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	302	274
Bankers Healthcare Group Securitization Trust 2020-A
Series 2020-C-A, 5.17%, 09/17/31	110	100
Battalion CLO X Ltd.
Series 2016-A2R2-10A, 7.16%, (3 Month Term SOFR + 1.81%), 01/25/35 (m)	250	243
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.75%, (3 Month Term SOFR + 1.44%), 07/17/34 (m)	285	281
Bayview Commercial Asset Trust 2006-3
Series 2006-M1-3A, REMIC, 5.94%, (1 Month Term SOFR + 0.62%), 10/27/36 (j) (m)	55	52
BBCMS 2018-TALL Mortgage Trust
Series 2018-C-TALL, REMIC, 6.65%, (1 Month Term SOFR + 1.32%), 03/16/37 (j) (m)	744	588
Benchmark 2021-B23 Mortgage Trust
Interest Only, Series 2021-XA-B23, REMIC, 1.37%, 02/18/54 (m)	8,351	511
Benchmark 2021-B25 Mortgage Trust
Series 2021-A5-B25, REMIC, 2.58%, 04/17/31	780	594
Benefit Street Partners CLO II, Ltd.
Series 2013-A2R2-IIA, 7.02%, (3 Month Term SOFR + 1.71%), 07/16/29 (m)	290	289
Benefit Street Partners CLO Ltd
Series 2015-A-VIBR, 6.78%, (3 Month Term SOFR + 1.45%), 07/20/34 (m)	250	248
BHMS 2018-ATLS
Series 2018-A-ATLS, REMIC, 6.70%, (1 Month Term SOFR + 1.36%), 07/16/35 (m)	1,034	1,028
Series 2018-C-ATLS, REMIC, 7.35%, (1 Month Term SOFR + 2.01%), 07/16/35 (m)	459	445
BlueMountain CLO Ltd
Series 2021-A-28A, 6.83%, (3 Month Term SOFR + 1.52%), 04/17/34 (m)	150	148
BlueMountain CLO XXII Ltd
Series 2018-B-22A, 7.07%, (3 Month Term SOFR + 1.76%), 07/15/31 (m)	252	248
BOCA Commercial Mortgage Trust 2022-BOCA
Series 2022-A-BOCA, REMIC, 7.10%, (1 Month Term SOFR + 1.77%), 05/15/24 (m)	375	373
BSST 2021-SSCP Mortgage Trust
Series 2021-A-SSCP, REMIC, 6.20%, (1 Month Term SOFR + 0.86%), 04/15/36 (m)	314	307
Series 2021-B-SSCP, REMIC, 6.55%, (1 Month Term SOFR + 1.21%), 04/15/36 (m)	724	695
Series 2021-C-SSCP, REMIC, 6.80%, (1 Month Term SOFR + 1.46%), 04/15/36 (m)	1,115	1,054
Series 2021-D-SSCP, REMIC, 7.05%, (1 Month Term SOFR + 1.71%), 04/15/36 (m)	828	775
Series 2021-E-SSCP, REMIC, 7.55%, (1 Month Term SOFR + 2.21%), 04/15/36 (m)	717	673
Series 2021-F-SSCP, REMIC, 8.35%, (1 Month Term SOFR + 3.01%), 04/15/36 (m)	686	645
Series 2021-G-SSCP, REMIC, 9.25%, (1 Month Term SOFR + 3.91%), 04/15/36 (m)	785	745
Series 2021-H-SSCP, REMIC, 10.35%, (1 Month Term SOFR + 5.02%), 04/15/36 (m)	550	524
BWAY Corporation
Series 2013-D-1515, REMIC, 3.63%, 03/12/25	581	535
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 6.37%, (1 Month Term SOFR + 1.03%), 10/15/36 (m)	307	306
Series 2019-G-XL, REMIC, 7.75%, (1 Month Term SOFR + 2.41%), 10/15/36 (m)	1,254	1,233
Series 2019-J-XL, REMIC, 8.10%, (1 Month Term SOFR + 2.76%), 10/15/36 (m)	1,705	1,665
BX Commercial Mortgage Trust 2020-VIV4
Series 2020-A-VIV4, REMIC, 2.84%, 03/11/30	237	192
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-G-VKNG, REMIC, 8.70%, (1 Month Term SOFR + 3.36%), 10/15/25 (m)	147	140
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 8.25%, (1 Month Term SOFR + 2.91%), 06/15/38 (m)	1,304	1,243
BX Commercial Mortgage Trust 2021-VINO
Series 2021-F-VINO, REMIC, 8.25%, (1 Month Term SOFR + 2.92%), 05/15/26 (m)	1,206	1,134
BX Commercial Mortgage Trust 2021-XL2
Series 2021-A-XL2, REMIC, 6.14%, (1 Month Term SOFR + 0.80%), 10/16/23 (m)	378	370
Series 2021-F-XL2, REMIC, 7.69%, (1 Month Term SOFR + 2.36%), 10/16/23 (m)	1,963	1,852
BX Trust 2019-OC11
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (m)	1,238	1,018
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (m)	1,735	1,383
BX Trust 2021-ARIA
Series 2021-E-ARIA, REMIC, 7.69%, (1 Month Term SOFR + 2.36%), 10/16/23 (m)	1,405	1,334
BX Trust 2021-MFM1
Series 2021-E-MFM1, REMIC, 7.70%, (1 Month Term SOFR + 2.36%), 01/15/34 (m)	461	444
Series 2021-F-MFM1, REMIC, 8.45%, (1 Month Term SOFR + 3.11%), 01/15/34 (m)	705	677
Cambridge Trust Company
Series 2019-E-LIFE, REMIC, 7.60%, (1 Month Term SOFR + 2.26%), 12/15/37 (m)	130	128
Canyon Capital CLO 2019-1 Ltd
Series 2019-A1R-1A, 6.67%, (3 Month Term SOFR + 1.36%), 04/15/32 (m)	250	248
Series 2019-BR-1A, 7.27%, (3 Month Term SOFR + 1.96%), 04/15/32 (m)	250	246
Canyon CLO 2020-3, Ltd
Series 2020-B-3A, 7.27%, (3 Month Term SOFR + 1.96%), 01/17/34 (m)	250	245
Catskill Park CLO Ltd
Series 2017-A1B-1A, 6.94%, (3 Month Term SOFR + 1.61%), 04/20/29 (m)	254	253
CD 2017-CD6 Mortgage Trust
Series 2017-B-CD6, REMIC, 3.91%, 11/15/27 (m)	132	107
Chenango Park CLO, Ltd
Series 2018-A2-1A, 7.12%, (3 Month Term SOFR + 1.81%), 04/15/30 (m)	264	261
CIFC European Funding CLO II Designated Activity Company
Series B1-2X, 5.26%, (3 Month EURIBOR + 1.60%), 04/15/33, EUR (e) (m)	100	102
CIFC Funding 2014-III, Ltd.
Series 2014-BR2-3A, 7.41%, (3 Month Term SOFR + 2.06%), 10/22/31 (m)	350	348
CIFC Funding Ltd 2015-I
Series 2015-BRR-1A, 7.06%, (3 Month Term SOFR + 1.71%), 01/22/31 (m)	250	247
Citigroup Commercial Mortgage Trust 2018-C6
Series 2018-A4-C6, REMIC, 4.41%, 11/13/28	306	283

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Cold Storage Trust 2020-ICE5
Series 2020-A-ICE5, 6.35%, (1 Month Term SOFR + 1.01%), 11/15/23 (m)	960	951
COMM 2014-CCRE21 Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	548	533
Community Loan Servicing, LLC
Series 2005-M6-3A, REMIC, 6.48%, (1 Month Term SOFR + 1.16%), 11/25/35 (j) (m)	49	45
Cook Park CLO, Ltd.
Series 2018-B-1A, 6.97%, (3 Month Term SOFR + 1.66%), 04/17/30 (m)	258	254
CSAIL 2016-C5 Commercial Mortgage Trust
Series 2016-C-C5, REMIC, 4.80%, 11/18/25 (m)	96	86
CSAIL 2020-C19 Commercial Mortgage Trust
Series 2019-A3-C19, REMIC, 2.56%, 03/15/30	1,802	1,443
CSMC 2019-ICE4
Series 2019-B-ICE4, REMIC, 6.61%, (1 Month Term SOFR + 1.28%), 05/15/36 (m)	273	272
Series 2019-C-ICE4, REMIC, 6.81%, (1 Month Term SOFR + 1.48%), 05/15/36 (m)	282	281
Series 2019-D-ICE4, REMIC, 6.98%, (1 Month Term SOFR + 1.65%), 05/15/36 (m)	958	949
Series 2019-E-ICE4, REMIC, 7.53%, (1 Month Term SOFR + 2.20%), 05/15/36 (m)	808	799
Series 2019-F-ICE4, REMIC, 8.03%, (1 Month Term SOFR + 2.70%), 05/15/36 (m)	1,247	1,229
CSMC 2020-FACT
Series 2020-E-FACT, REMIC, 10.31%, (1 Month Term SOFR + 4.98%), 10/15/37 (m)	200	182
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	599	536
DBGS 2018-BIOD Mortgage Trust
Series 2018-A-BIOD, REMIC, 6.50%, (1 Month Term SOFR + 1.17%), 05/15/35 (j) (m)	128	127
Series 2018-D-BIOD, REMIC, 7.00%, (1 Month Term SOFR + 1.66%), 05/15/35 (j) (m)	288	283
Series 2018-F-BIOD, REMIC, 7.70%, (1 Month Term SOFR + 2.36%), 05/15/35 (j) (m)	1,179	1,137
DBWF 2018-GLKS Mortgage Trust
Series 2018-B-GLKS, REMIC, 6.83%, (1 Month Term SOFR + 1.50%), 12/19/25 (m)	344	340
Series 2018-C-GLKS, REMIC, 7.23%, (1 Month Term SOFR + 1.90%), 12/19/25 (m)	250	247
Dryden 50 Senior Loan Fund
Series 2017-B-50A, 7.22%, (3 Month Term SOFR + 1.91%), 07/15/30 (m)	250	248
Elmwood CLO II Ltd
Series 2019-BR-2A, 7.24%, (3 Month Term SOFR + 1.91%), 04/20/34 (m)	350	349
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-F-ELP, REMIC, 8.11%, (1 Month Term SOFR + 2.78%), 11/15/23 (m)	1,010	970
Extended Stay America Trust 2021-ESH
Series 2021-D-ESH, REMIC, 7.70%, (1 Month Term SOFR + 2.36%), 07/15/38 (m)	2,069	2,036
Series 2021-E-ESH, REMIC, 8.30%, (1 Month Term SOFR + 2.96%), 07/15/38 (m)	1,445	1,416
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 6.70%, (1 Month Term SOFR + 1.36%), 11/18/36 (m)	100	98
FS Rialto 2022-FL6 Issuer, LLC
Series 2022-A-FL6, 8.18%, (1 Month Term SOFR + 2.85%), 05/19/27 (m)	1,343	1,348
GCT Commercial Mortgage Trust 2021-GCT
Series 2021-D-GCT, REMIC, 7.80%, (1 Month Term SOFR + 2.46%), 02/15/38 (m)	120	45
GoldenTree Loan Opportunities IX, Limited
Series 2014-BR2-9A, 7.23%, (3 Month Term SOFR + 1.86%), 10/29/29 (m)	250	250
Goodleap Sustainable Home Solutions Trust 2021-3
Series 2021-A-3CS, REMIC, 2.10%, 03/20/36	832	622
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.65%, (1 Month Term SOFR + 1.31%), 07/15/39 (m)	672	661
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2022-A-ECI, REMIC, 7.52%, (1 Month Term SOFR + 2.19%), 08/15/24 (m)	117	117
GS Mortgage Securities Corporation Trust 2021-DM
Series 2021-E-DM, REMIC, 8.38%, (1 Month Term SOFR + 3.05%), 11/15/23 (m)	1,943	1,870
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 6.40%, (1 Month Term SOFR + 1.06%), 10/15/26 (m)	239	228
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 6.60%, (1 Month Term SOFR + 1.26%), 06/16/36 (m)	230	205
GS Mortgage Securities Trust 2020-GC47
Series 2020-AS-GC47, REMIC, 2.73%, 04/12/30	676	525
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.83%, 12/12/53 (m)	985	82
Gulf Stream Meridian 1 Ltd
Series 2020-A1-IA, 6.94%, (3 Month Term SOFR + 1.63%), 04/15/33 (m)	762	759
Harvest CLO XVIII Designated Activity Company
Series B-18X, 4.86%, (3 Month EURIBOR + 1.20%), 10/15/30, EUR (e) (m)	102	104
Holland Park CLO Designated Activity Company
Series A1RR-1X, 4.71%, (3 Month EURIBOR + 0.92%), 11/14/32, EUR (e) (m)	100	104
Hudson Yards 2016-10HY Mortgage Trust
Series 2016-E-10HY, REMIC, 3.08%, 08/12/26 (m)	138	116
Independence Plaza Trust 2018-INDP
Series 2018-B-INDP, REMIC, 3.91%, 07/11/25	354	329
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2022-A-NXSS, REMIC, 7.51%, (1 Month Term SOFR + 2.18%), 09/16/24 (m)	287	288
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-DFL-WPT, REMIC, 7.94%, (1 Month Term SOFR + 2.74%), 07/08/33 (j) (m)	192	166
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
Series 2021-E-MHC, REMIC, 7.90%, (1 Month Term SOFR + 2.56%), 04/15/26 (m)	1,190	1,148
Series 2021-F-MHC, REMIC, 8.40%, (1 Month Term SOFR + 3.06%), 04/15/26 (m)	520	498
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.56%, 01/08/27 (m)	481	341
J.P. Morgan Mortgage Trust 2021-INV5
Series 2021-A2A-INV5, REMIC, 2.50%, 07/25/43 (m)	6,218	4,708
J.P. Morgan Mortgage Trust 2021-INV7
Series 2021-A3A-INV7, REMIC, 2.50%, 02/25/28 (m)	4,006	3,362
Series 2021-A4A-INV7, REMIC, 2.50%, 07/25/43 (m)	1,620	970
JPMCC Commercial Mortgage Securities Trust 2019-COR4
Series 2019-A5-COR4, REMIC, 4.03%, 12/12/28	661	588
LUXE Trust 2021-TRIP
Series 2021-E-TRIP, REMIC, 8.20%, (1 Month Term SOFR + 2.86%), 10/15/38 (m)	191	184
Madison Park Funding XIII, Ltd
Series 2014-BR2-13A, 7.08%, (3 Month Term SOFR + 1.76%), 04/19/30 (m)	250	248
Mariner CLO 2016-3 LLC
Series 2016-BR2-3A, 7.11%, (3 Month Term SOFR + 1.76%), 07/23/29 (m)	250	249
Mariner Finance Issuance Trust 2020-A
Series 2020-A-AA, 2.19%, 08/21/34	798	771

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
MED Trust 2021-MDLN
Series 2021-A-MDLN, REMIC, 6.40%, (1 Month Term SOFR + 1.06%), 11/15/23 (m)	253	246
Series 2021-F-MDLN, REMIC, 9.45%, (1 Month Term SOFR + 4.11%), 11/15/23 (m)	2,502	2,370
Series 2021-G-MDLN, REMIC, 10.70%, (1 Month Term SOFR + 5.36%), 11/15/23 (m)	2,688	2,534
MF1 2021-FL6 Ltd.
Series 2021-A-FL6, 6.55%, (1 Month Term SOFR + 1.21%), 07/18/36 (m)	446	441
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-F-W10, REMIC, 8.70%, (1 Month Term SOFR + 3.37%), 12/16/26 (m)	1,316	1,211
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-E-MHC, REMIC, 7.55%, (1 Month Term SOFR + 2.22%), 04/15/26 (m)	1,659	1,628
Series 2021-F-MHC, REMIC, 8.05%, (1 Month Term SOFR + 2.72%), 04/15/26 (m)	318	309
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-G-STOR, REMIC, 8.20%, (1 Month Term SOFR + 2.86%), 07/15/38 (m)	602	561
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Series 2015-C-C24, REMIC, 4.47%, 07/17/25 (m)	99	84
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
Series 2016-A4-C32, REMIC, 3.72%, 12/17/26	518	478
Morgan Stanley Capital I Trust 2018-MP
Series 2018-A-MP, REMIC, 4.42%, 07/13/28 (m)	338	273
Morgan Stanley Capital I Trust 2020-L4
Series 2020-A3-L4, REMIC, 2.70%, 02/15/30 (m)	436	357
Navient Private Education Loan Trust 2021-D
Series 2021-B-DA, 2.61%, 04/15/60	450	402
Series 2021-C-DA, 3.48%, 04/15/60	1,150	984
Series 2021-D-DA, 4.00%, 04/15/60	370	322
Series 2021-A-DA, 6.51%, (Prime + -1.99%), 04/15/60 (m)	1,481	1,422
Nelnet Student Loan Trust 2021-A
Series 2021-D-A, 4.93%, 04/20/62	930	758
Nelnet Student Loan Trust 2021-B
Series 2021-C-BA, 3.57%, 04/20/62	980	774
Nelnet Student Loan Trust 2021-C
Series 2021-C-CA, 3.36%, 04/20/62	130	100
Oak Hill European Credit Partners VI Designated Activity Company
Series 2017-B1-6X, 4.91%, (3 Month EURIBOR + 1.20%), 01/20/32, EUR (e) (m)	104	106
OCP CLO 2014-5, Ltd.
Series 2014-A2R-5A, 7.01%, (3 Month Term SOFR + 1.66%), 04/28/31 (m)	200	196
OCP CLO 2020-19, Ltd.
Series 2020-BR-19A, 7.29%, (3 Month Term SOFR + 1.96%), 10/20/34 (m)	250	246
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-B-2X, 5.01%, (3 Month EURIBOR + 1.35%), 01/15/32, EUR (e) (m)	104	107
OHA Credit Funding 3 Ltd.
Series 2019-BR-3A, 7.24%, (3 Month Term SOFR + 1.91%), 07/02/35 (m)	256	253
Oportun Issuance Trust 2021-B
Series 2021-A-B, 1.47%, 05/08/31	1,100	1,007
Series 2021-B-B, 1.96%, 05/08/31	210	190
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	599	570
PKHL Commercial Mortgage Trust 2021-MF
Series 2021-F-MF, REMIC, 8.80%, (1 Month Term SOFR + 3.46%), 07/15/38 (m)	286	206
Prodigy Finance CM2021-1 Designated Activity Company
Series 2021-B-1A, 7.93%, (1 Month Term SOFR + 2.61%), 07/25/51 (m)	111	111
Series 2021-C-1A, 9.18%, (1 Month Term SOFR + 3.86%), 07/25/51 (m)	97	97
Progress Residential 2021-SFR3 Trust
Series 2021-F-SFR3, REMIC, 3.44%, 05/19/26	419	370
Ready Capital Mortgage Financing 2022-FL10, LLC
Series 2022-A-FL10, 7.82%, (1 Month Term SOFR + 2.50%), 10/25/39 (m)	1,997	2,005
Recette CLO, Ltd.
Series 2015-BRR-1A, 6.99%, (3 Month Term SOFR + 1.66%), 04/20/34 (m)	250	243
Rockford Tower Europe CLO 2018-1 Designated Activity Company
Series 2018-B-1X, 5.75%, (3 Month EURIBOR + 1.85%), 12/20/31, EUR (e) (m)	100	103
Signal Peak CLO 8 Ltd
Series 2020-B-8A, 7.24%, (3 Month Term SOFR + 1.91%), 04/20/33 (m)	250	245
SLM Private Education Loan Trust 2010-C
Series 2010-A5-C, 10.20%, (1 Month Term SOFR + 4.86%), 04/15/24 (m)	1,833	1,914
SMB Private Education Loan Trust 2021-A
Series 2021-C-A, 2.99%, 01/15/53	1,788	1,460
SMB Private Education Loan Trust 2021-C
Series 2021-B-C, REMIC, 2.30%, 01/15/53	230	205
Series 2021-C-C, REMIC, 3.00%, 01/15/53	168	144
Series 2021-D-C, REMIC, 3.93%, 01/15/53	100	90
SREIT 2021-FLWR
Series 2021-E-FLWR, REMIC, 7.37%, (1 Month Term SOFR + 2.04%), 07/15/36 (m)	501	475
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 6.18%, (1 Month Term SOFR + 0.85%), 11/15/23 (m)	258	253
Series 2021-F-MFP, REMIC, 8.07%, (1 Month Term SOFR + 2.74%), 11/15/23 (m)	1,503	1,446
SREIT Commercial Mortgage Trust 2021-MFP2
Series 2021-F-MFP2, REMIC, 8.06%, (1 Month Term SOFR + 2.73%), 11/16/26 (m)	700	668
TICP CLO VI 2016-2, Ltd.
Series 2016-AR2-6A, 6.69%, (3 Month Term SOFR + 1.38%), 01/17/34 (m)	250	249
TICP CLO XII, Ltd.
Series 2018-BR-12A, 7.22%, (3 Month Term SOFR + 1.91%), 07/17/34 (m)	250	245
Trestles CLO III Ltd
Series 2020-A1-3A, 6.92%, (3 Month Term SOFR + 1.59%), 01/20/33 (m)	380	379
Trinitas CLO XIV, Ltd.
Series 2020-B-14A, 7.61%, (3 Month Term SOFR + 2.26%), 01/25/34 (m)	250	249
Series 2020-C-14A, 8.61%, (3 Month Term SOFR + 3.26%), 01/25/34 (m)	257	253
UBS Commercial Mortgage Trust 2019-C17
Series 2019-A4-C17, REMIC, 2.92%, 09/17/29	180	150
VNDO Trust 2016-350P
Series 2016-D-350P, REMIC, 4.03%, 01/12/27 (m)	325	282
Voya CLO 2017-3 Ltd
Series 2017-A1R-3A, 6.63%, (3 Month Term SOFR + 1.30%), 04/20/34 (m)	150	148
Voya Euro CLO II Designated Activity Company
Series B1R-2A, 5.33%, (3 Month EURIBOR + 1.67%), 07/15/35, EUR (g) (m)	250	254
Wells Fargo & Company
Series 2015-AS-C28, REMIC, 3.87%, 04/17/25 (m)	500	468
Wells Fargo Commercial Mortgage Trust 2017-C38
Series 2017-C-C38, REMIC, 3.90%, 06/17/27 (m)	212	175
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (m)	269	220
Wells Fargo Commercial Mortgage Trust 2018-1745
Series 2018-A-1745, REMIC, 3.87%, 06/15/28 (m)	332	287
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.92%, 07/17/53 (m)	4,913	441

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Wells Fargo Commercial Mortgage Trust 2021-C59
Interest Only, Series 2021-XA-C59, REMIC, 1.66%, 04/17/54 (m)	2,855	217
Whitebox CLO II Ltd
Series 2020-A1R-2A, 6.83%, (3 Month Term SOFR + 1.48%), 10/24/34 (m)	213	212
Total Non-U.S. Government Agency Asset-Backed Securities (cost $114,931)		104,414
INVESTMENT COMPANIES 1.5%
Invesco Municipal Opportunity Trust	16	135
Invesco Municipal Trust	23	191
Invesco QQQ Trust Series I - Series 1 (f)	38	13,435
Invesco Quality Municipal Income Trust	21	178
Invesco Trust for Investment Grade Municipals	20	168
Invesco Value Municipal Income Trust	18	183
iShares 0-5 Year TIPS Bond ETF (f) (r)	31	2,966
iShares iBoxx $ Investment Grade Corporate Bond ETF (f) (r)	61	6,230
iShares JP Morgan USD Emerging Markets Bond ETF (r)	25	2,066
iShares Latin America 40 ETF (f) (r)	58	1,486
iShares MSCI Brazil ETF (f) (r)	68	2,075
iShares MSCI China ETF (f) (r)	84	3,649
iShares MSCI Emerging Markets ETF (r)	8	321
iShares Russell Mid-Cap Growth ETF (f) (r)	8	713
Nuveen Municipal Value Fund	25	208
SPDR Bloomberg High Yield Bond ETF (f)	15	1,324
SPDR S&P Regional Banking ETF (f)	11	465
VanEck J. P. Morgan EM Local Currency Bond ETF (f)	169	4,041
VanEck Semiconductor ETF (f)	9	1,334
Total Investment Companies (cost $43,480)		41,168
SENIOR FLOATING RATE INSTRUMENTS 1.5%
Information Technology 0.4%
Altar BidCo, Inc.
Term Loan, 0.00%, (SOFR + 5.60%), 11/09/28 (m) (s)	43	41
Term Loan, 10.49%, (SOFR + 5.60%), 11/09/28 (m)	1,589	1,534
Avaya, Inc.
Term Loan, 14.56%, (SOFR + 10.00%), 12/15/27 (d) (m)	68	17
DRI Holding Inc.
Term Loan, 10.68%, (3 Month USD LIBOR + 5.25%), 12/15/28 (m)	554	504
ECL Entertainment, LLC
2023 Term Loan B, 10.08%, (SOFR + 4.75%), 08/16/30 (m)	1,509	1,505
GoTo Group, Inc.
Term Loan B, 10.27%, (SOFR + 4.75%), 08/31/27 (m)	1,678	1,106
Mosel Bidco SE
Term Loan, 0.00%, (3 Month EURIBOR + 4.75%), 07/31/30, EUR (m) (s)	2,239	2,355
Quartz Acquireco LLC
Term Loan B, 8.82%, (1 Month Term SOFR + 3.50%), 06/28/30 (m)	629	627
Redstone Holdco 2 LP
Term Loan, 0.00%, (SOFR + 4.75%), 04/27/28 (m) (s)	63	54
Term Loan, 10.18%, (SOFR + 4.75%), 04/27/28 (m)	557	475
Roper Industrial Products Investment Company LLC
USD Term Loan, 9.74%, (3 Month Term SOFR + 4.50%), 11/22/29 (m)	1,493	1,496
		9,714
Communication Services 0.3%
DirecTV Financing, LLC
Term Loan, 10.45%, (1 Month Term SOFR + 5.00%), 07/22/27 (m)	809	789
HNVR Holdco Ltd
Term Loan, 0.00%, (3 Month EURIBOR + 4.25%), 03/11/29, EUR (m) (s)	1,944	2,054
Level 3 Financing Inc.
2019 Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 03/01/27 (m) (s)	298	281
2019 Term Loan B, 7.20%, (1 Month Term SOFR + 1.75%), 03/01/27 (m)	167	157
VodafoneZiggo Group Holding B.V.
Term Loan, 6.93%, (3 Month EURIBOR + 3.00%), 01/16/29, EUR (m)	6,053	6,154
		9,435
Consumer Discretionary 0.2%
Aimbridge Acquisition Co., Inc.
Term Loan, 10.18%, (3 Month USD LIBOR + 6.00%), 02/01/26 (m)	1,374	1,327
American Auto Auctin Group, LLC
Term Loan, 10.24%, (SOFR + 5.00%), 01/27/28 (m)	267	252
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 7.17%, (1 Month Term SOFR + 1.75%), 10/25/23 (m)	2,923	2,920
Hydrofarm Holdings Group, Inc.
Term Loan, 10.95%, (3 Month USD LIBOR + 5.50%), 10/21/28 (d) (m)	405	324
J&J Ventures Gaming, LLC
Term Loan, 9.54%, (3 Month USD LIBOR + 4.00%), 04/07/28 (m)	637	607
Jack Ohio Finance LLC
Term Loan, 10.20%, (3 Month USD LIBOR + 4.75%), 09/30/28 (m)	320	316
Maverick Gaming LLC
Term Loan, 13.18%, (3 Month USD LIBOR + 7.50%), 08/17/26 (m)	534	395
		6,141
Industrials 0.2%
Babilou Family
Term Loan, 7.59%, (3 Month EURIBOR + 4.25%), 11/17/27, EUR (m)	4,036	4,192
Emerald Technologies AcquisitionCo., Inc.
Term Loan, 11.82%, (SOFR + 6.25%), 02/03/29 (d) (m)	655	619
Signal Parent, Inc
Term Loan B, 8.93%, (3 Month USD LIBOR + 3.50%), 03/24/28 (m)	650	547
Vaco Holdings, LLC
2022 Term Loan, 10.59%, (3 Month Term SOFR + 5.00%), 01/07/29 (m)	663	635
		5,993
Utilities 0.2%
Nielsen Consumer, Inc.
Term Loan, 10.13%, (3 Month EURIBOR + 6.50%), 03/06/28, EUR (m)	4,512	4,758
Consumer Staples 0.1%
City Brewing Company, LLC
Term Loan, 9.07%, (3 Month USD LIBOR + 3.50%), 03/30/28 (m)	411	268
Naked Juice LLC
2nd Lien Term Loan, 11.34%, (SOFR + 6.00%), 01/25/30 (m)	82	66
Upfield BV
Term Loan, 8.97%, (SONIA + 5.75%), 01/06/28, GBP (m)	786	931
Term Loan, 10.68%, (SONIA + 5.75%), 01/06/28, GBP (m)	1,364	1,616
		2,881
Materials 0.1%
DS Parent Inc.
Term Loan, 11.34%, (3 Month USD LIBOR + 5.75%), 12/07/27 (m)	831	818
SCIH Salt Holdings Inc.
Term Loan, 9.63%, (3 Month USD LIBOR + 4.00%), 03/16/27 (m)	882	875
		1,693
Financials 0.0%
KIK Custom Products
Term Loan, 11.57%, (SOFR + 6.00%), 12/22/26 (m)	294	293

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Health Care 0.0%
Jazz Financing Lux S.a.r.l.
USD Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 04/22/28 (m)	136	136
Total Senior Floating Rate Instruments (cost $43,123)		41,044
PREFERRED STOCKS 0.5%
Health Care 0.2%
Roche Holding AG	17	4,557
Financials 0.2%
Citigroup Capital XIII, 12.00%, 10/30/40	96	2,819
Wells Fargo & Company, 7.50% (n) (o)	1	996
		3,815
Consumer Discretionary 0.1%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	31	2,929
Porsche Automobil Holding SE (o)	2	87
Volkswagen Aktiengesellschaft (o)	5	602
		3,618
Utilities 0.0%
Companhia Energetica De Minas Gerais-Cemig	284	700
Materials 0.0%
Gerdau S.A.	39	188
Total Preferred Stocks (cost $13,384)		12,878
WARRANTS 0.0%
Cano Health, Inc. (a)	41	2
Compagnie Financiere Richemont SA (a)	1	1
Evgo Inc. (a)	23	8
Hippo Holdings Inc. (a)	20	—
Innovid Corporation (a)	8	—
Latch, Inc. (a) (d)	53	1
Offerpad Solutions Inc. (a)	35	—
Sarcos Technology And Robotics Corporation (a)	121	2
Total Warrants (cost $626)		14
SHORT TERM INVESTMENTS 14.4%
Investment Companies 13.2%
JNL Government Money Market Fund - Class I, 5.16% (r) (t)	355,113	355,113
Treasury Securities 0.4%
Gobierno Federal de los Estados Unidos Mexicanos
10.48%, 07/25/24	16,591	8,691
10.23%, 10/03/24	5,522	2,836
		11,527
Commercial Paper 0.4%
HSBC USA Inc.
5.48%, 11/20/23	1,127	1,118
6.24%, 06/24/24	1,250	1,192
6.22%, 07/01/24	1,780	1,695
6.17%, 08/12/24	1,690	1,595
Societe Generale
5.46%, 03/06/24	2,384	2,323
UBS AG
5.92%, 06/18/24	1,720	1,643
5.78%, 06/25/24	1,720	1,641
		11,207
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.26% (r) (t)	10,595	10,595
U.S. Treasury Bill 0.0%
Treasury, United States Department of
5.33%, 11/14/23	238	236
Total Short Term Investments (cost $389,034)		388,678
Total Investments 103.1% (cost $2,815,154)		2,781,666
Total Securities Sold Short (0.2)% (proceeds $4,555)		(4,226)
Total Purchased Options 0.2% (cost $13,587)		6,590
Other Derivative Instruments (0.6)%		(15,434)
Other Assets and Liabilities, Net (2.5)%		(70,152)
Total Net Assets 100.0%		2,698,444

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) All or a portion of the security was on loan as of September 30, 2023.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $119,968 and 4.4% of the Fund.

(h) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $133,435.

(l) Treasury inflation indexed note, par amount is adjusted for inflation.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Convertible security.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) Investment in affiliate.

(s) This senior floating rate interest will settle after September 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.2%)
COMMON STOCKS (0.2%)
Information Technology (0.2%)
Cloudflare, Inc. - Class A	(30)	(1,892)
Palantir Technologies Inc. - Class A	(85)	(1,365)
Snowflake Inc. - Class A	(6)	(969)
Total Common Stocks (proceeds $4,555)		(4,226)
Total Securities Sold Short (0.2%) (proceeds $4,555)		(4,226)

JNL/BlackRock Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares 0-5 Year TIPS Bond ETF	2,968	—	—	—	—	(2)	2,966	0.1
iShares Biotechnology ETF	406	—	401	—	49	(54)	—	—
iShares China Large-Cap ETF	3,598	5,265	9,431	—	(91)	659	—	—
iShares iBoxx $ High Yield Corporate Bond ETF	4,336	—	4,428	68	101	(9)	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	33,542	26,749	210	(135)	(428)	6,230	0.2
iShares JP Morgan USD Emerging Markets Bond ETF	—	3,860	1,541	122	(96)	(157)	2,066	0.1
iShares Latin America 40 ETF	1,331	—	—	—	—	155	1,486	0.1
iShares MSCI Brazil ETF	1,892	—	—	—	—	183	2,075	0.1
iShares MSCI China ETF	4,004	—	—	—	—	(355)	3,649	0.1
iShares MSCI Emerging Markets ETF	320	—	—	—	—	1	321	—
iShares Russell Mid-Cap Growth ETF	—	745	—	—	—	(32)	713	—
JNL Government Money Market Fund, 5.16% - Class I	436,246	1,251,201	1,332,334	13,746	—	—	355,113	13.2
JNL Government Money Market Fund, 5.26% - Class SL	—	212,090	201,495	277	—	—	10,595	0.4
JNL Securities Lending Collateral Fund - Institutional Class	13,339	151,789	165,128	282	—	—	—	—
	468,440	1,658,492	1,741,507	14,705	(172)	(39)	385,214	14.3

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	06/01/23	1,048	1,003	0.1
AENA, S.M.E., S.A.	02/09/23	214	207	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	12/15/22	212	203	—
Alibaba Group Holding Limited	07/13/23	1,186	1,109	0.1
Altice France, 2.50%, 01/15/25	09/06/23	139	137	—
Altice France, 2.13%, 02/15/25	09/06/23	233	229	—
Amgen Inc., 5.50%, 12/07/26	09/07/22	238	244	—
Anheuser-Busch InBev, 4.00%, 09/24/25	09/07/22	228	238	—
Ardagh Metal Packaging Finance Public Limited Company, 2.00%, 09/01/28	01/27/23	1,782	1,686	0.1
AT&T Inc., 5.50%, 03/15/27	09/07/22	235	240	—
Azzurra Aeroporti S.P.A., 2.13%, 05/30/24	05/23/23	2,711	2,647	0.1
Baidu, Inc. - Class A	05/24/23	797	860	0.1
Banco Santander, S.A., 3.13%, 10/06/26	09/07/22	764	796	0.1
Bank of America Corporation, 1.95%, 10/27/26	04/20/23	581	559	—
Barclays PLC, 3.00%, 05/08/26	09/12/22	220	225	—
Barclays PLC, 3.25%, 02/12/27	09/07/22	215	220	—
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28	09/25/23	1,182	1,151	0.1
Bellis Acquisition Company PLC, 3.25%, 02/16/26	09/28/23	2,065	2,052	0.1
Bellis Finco PLC, 4.00%, 02/16/27	09/28/23	612	603	—
BG Energy Capital PLC, 5.13%, 12/01/25	09/07/22	466	484	—
BNP Paribas, 3.38%, 01/23/26	09/07/22	220	229	—
BNP Paribas, 2.13%, 01/23/27	05/24/23	612	599	—
BNP Paribas, 1.88%, 12/14/27	09/07/22	201	206	—
Boparan Finance PLC, 7.63%, 11/30/25	10/13/21	1,459	987	0.1
BP Capital Markets P.L.C., 2.52%, 04/07/28	05/24/23	718	694	—
BRF S.A., 4.88%, 01/24/30	12/12/22	225	210	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/25	12/09/22	47	64	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/26	12/09/22	74	79	—
CBB International Sukuk Company S.P.C, 5.45%, 09/16/32	12/09/22	199	190	—
Cellnex Telecom, S.A.	10/28/19	13,964	12,128	0.5
China Tower Corporation Limited - Class H	05/12/23	179	142	—
CIFC European Funding CLO II Designated Activity Company, Series B1-2X, 5.26%, 04/15/33	07/07/20	112	102	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citigroup Inc., 1.25%, 07/06/26	05/09/23	576	555	—
Comision Federal De Electricidad, E.P.E., 4.88%, 01/15/24	12/08/22	342	340	—
Cooperatieve Rabobank U.A., 1.88%, 07/12/28	09/12/22	207	211	—
Corporacion Financiera de Desarrollo S.A., 4.75%, 07/15/25	12/09/22	339	334	—
Coty Inc., 3.88%, 04/15/26	06/01/23	1,715	1,655	0.1
Credit Suisse Group AG, 0.65%, 01/14/28	06/13/23	1,058	1,031	0.1
Dell Bank International Designated Activity Company, 0.50%, 10/27/26	05/25/23	287	281	—
Douglas GmbH, 6.00%, 04/08/26	09/05/23	725	715	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	12/15/22	259	256	—
Empresa Nacional del Petroleo, 3.75%, 08/05/26	12/09/22	193	186	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	12/09/22	194	190	—
EQUATE Petrochemical B.V., 2.63%, 04/28/28	04/05/23	179	173	—
Estado Espanol, 2.90%, 10/31/46	01/12/23	3,538	2,936	0.1
Evolution AB (publ)	09/12/23	201	199	—
Fideicomiso Fibra Uno, 4.87%, 01/15/30	12/13/22	211	203	—
Fidelity National Information Services, Inc., 1.50%, 05/21/27	04/18/23	583	555	—
Forvia, 2.75%, 02/15/27	01/27/23	1,898	1,833	0.1
Gobierno de la Republica de Guatemala, 5.25%, 08/10/29	12/13/22	354	333	—
Gobierno de la Republica de Guatemala, 3.70%, 10/07/33	12/09/22	261	237	—
Government of the Sultanate of Oman, 6.50%, 03/08/47	12/09/22	280	267	—
Government of the Sultanate of Oman, 6.75%, 01/17/48	12/09/22	375	357	—
Grand Round, Inc.	03/31/15	1,774	715	—
Harvest CLO XVIII Designated Activity Company, Series B-18X, 4.86%, 10/15/30	06/15/20	113	104	—
HM Treasury, 0.50%, 10/22/61	06/23/23	6,601	5,414	0.2
Holland Park CLO Designated Activity Company, Series A1RR-1X, 4.71%, 11/14/32	07/10/20	112	104	—
HSBC Holdings PLC, 3.02%, 06/15/27	05/24/23	559	549	—
Iliad Holding, 5.13%, 10/15/26	09/06/23	1,321	1,277	0.1
INEOS Finance PLC, 3.38%, 03/31/26	01/30/23	672	648	—
Informa Jersey Limited, 3.13%, 07/05/26	09/07/22	218	226	—
ING Groep N.V., 3.00%, 02/18/26	09/07/22	219	228	—
Jawbone Inc.	01/25/17	—	—	—
JD Health International Inc.	04/18/23	122	88	—
JPMorgan Chase & Co., 0.99%, 04/28/26	09/07/22	540	565	—
JPMorgan Chase & Co., 1.09%, 03/11/27	05/18/23	578	565	—
KBC Groep, 1.25%, 09/21/27	09/07/22	204	212	—
Korea National Oil Corporation, 4.88%, 04/03/28	03/27/23	200	195	—
Kraft Heinz Foods Company, 4.13%, 07/01/27	09/08/22	111	116	—
Kumba Iron Ore Ltd	01/20/21	396	302	—
Leviathan Bond Ltd, 6.75%, 06/30/30	06/09/23	240	237	—
Lloyds Banking Group PLC, 2.25%, 10/16/24	09/08/22	448	469	—
Lookout, Inc.	09/19/14	3,242	1,183	0.1
Lookout, Inc.	03/04/15	237	46	—
Majid Al Futtaim Holding LLC, 6.38% (callable at 100, 12/20/25)	12/09/22	194	193	—
Market Bidco Finco PLC, 5.50%, 11/04/27	09/28/23	676	671	—
Marks and Spencer Group P.L.C., 3.75%, 05/19/26	02/23/23	1,287	1,327	0.1
Matterhorn Telecom S.A., 3.13%, 09/15/26	09/05/23	1,592	1,546	0.1
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	12/09/22	167	148	—
Meituan - Class B	01/12/23	584	477	—
Mercedes-Benz International Finance B.V., 1.38%, 06/26/26	05/24/23	569	555	—
Millicom International Cellular SA, 5.13%, 01/15/28	12/09/22	219	198	—
Morgan Stanley Bank, National Association, 4.75%, 04/21/26	04/19/23	1,213	1,185	0.1
National Grid PLC, 0.16%, 01/20/28	05/24/23	725	697	—
NatWest Group PLC, 3.13%, 03/28/27	09/07/22	216	225	—
Netflix, Inc., 3.63%, 05/15/27	05/09/23	1,130	1,083	0.1
Nigeria, Federal Government of, 7.63%, 11/28/47	12/12/22	132	133	—
Nissan Motor Co., Ltd., 2.65%, 03/17/26	04/19/23	352	342	—
Nongfu Spring Co., Ltd. - Class H	02/14/22	137	141	—
Oak Hill European Credit Partners VI Designated Activity Company, Series 2017-B1-6X, 4.91%, 01/20/32	06/15/20	115	106	—
OCP Euro CLO 2017-1 Designated Activity Company, Series 2017-B-2X, 5.01%, 01/15/32	07/09/20	115	107	—
Petroleos Mexicanos, 3.75%, 02/21/24	07/26/23	150	145	—
Presidence de la Republique de Cote d'Ivoire, 6.38%, 03/03/28	12/12/22	594	563	—
Presidence de la Republique de Cote d'Ivoire, 5.88%, 10/17/31	06/13/23	90	87	—
Presidencia de la Republica Dominicana, 6.88%, 01/29/26	12/09/22	235	230	—
Presidencia de la Republica Dominicana, 5.95%, 01/25/27	12/09/22	320	313	—
PT Freeport Indonesia, 4.76%, 04/14/27	12/09/22	340	330	—
PT Pertamina (Persero), 3.65%, 07/30/29	12/09/22	341	323	—
Puma International Financing S.A., 5.00%, 01/24/26	08/21/23	288	286	—
Quintis Limited	11/03/17	1,905	—	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	3	—
Rockford Tower Europe CLO 2018-1 Designated Activity Company, Series 2018-B-1X, 5.75%, 12/20/31	06/24/20	112	103	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Romania, Government of, 2.88%, 03/11/29	12/12/22	325	328	—
Romania, Government of, 2.50%, 02/08/30	12/09/22	326	323	—
Romania, Government of, 2.12%, 07/16/31	12/13/22	169	164	—
Santander UK Group Holdings PLC, 3.63%, 01/14/26	09/07/22	221	229	—
Saudi Arabia, Kingdom of, 4.50%, 04/17/30	12/09/22	402	380	—
Saudi Arabian Oil Company	05/14/23	90	95	—
Scout24 SE	02/24/23	241	267	—
Senegal, Government of, 6.25%, 05/23/33	12/09/22	175	163	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	05/23/23	151	162	—
Sigma Holdco B.V., 5.75%, 05/15/26	07/05/23	1,160	1,057	0.1
Societe Generale, 1.88%, 10/03/24	09/07/22	224	234	—
SURA Asset Management SA, 4.88%, 04/17/24	12/09/22	336	332	—
Swedbank AB, 1.38%, 12/08/27	09/07/22	202	210	—
Takeda Pharmaceutical Co Ltd, 2.25%, 11/21/26	08/09/23	569	542	—
TE Connectivity Ltd.	07/13/21	8,451	6,852	0.3
Telefonica Emisiones SA, 5.38%, 02/02/26	09/07/22	465	484	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	08/02/23	309	297	—
Teva Pharmaceutical Finance Netherlands II B.V., 3.75%, 05/09/27	07/27/23	648	620	—
The Goldman Sachs Group, Inc., 0.25%, 01/26/28	04/21/23	591	566	—
The Hashemite Kingdom of Jordan, The Government of, 4.95%, 07/07/25	04/06/23	301	300	—
The Republic of Indonesia, The Government of, 7.13%, 06/15/38	03/08/23	4,328	4,182	0.2
The Toronto-Dominion Bank, 2.88%, 04/05/27	09/07/22	216	221	—
Total Capital International, 1.66%, 07/22/26	09/07/22	216	222	—
Transocean Ltd.	02/09/23	1,328	1,483	0.1
Verisure Holding AB, 3.88%, 07/15/26	09/29/22	294	332	—
Verisure Holding AB, 3.25%, 02/15/27	01/23/23	587	564	—
Verisure Midholding AB, 5.25%, 02/15/29	09/29/22	729	773	—
Verizon Communications Inc., 4.07%, 06/18/24	09/07/22	115	120	—
Vertical Midco GmbH, 4.38%, 07/15/27	01/27/23	1,931	1,842	0.1
VFU Funding PLC, 6.20%, 02/11/25	06/21/23	166	159	—
Virgin Media Secured Finance PLC, 5.00%, 04/15/27	02/10/23	2,200	2,180	0.1
Virgin Media Secured Finance PLC, 4.25%, 01/15/30	09/28/23	155	154	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	09/28/23	653	647	—
Volkswagen Financial Services Aktiengesellschaft, 0.88%, 01/31/28	04/18/23	594	559	—
Volkswagen International Finance N.V., 1.88%, 12/03/24	09/07/22	111	116	—
Volkswagen International Finance N.V., 4.25%, 10/09/25	09/07/22	113	117	—
Wells Fargo & Company, 1.38%, 10/26/26	04/20/23	586	560	—
Wells Fargo & Company, 1.50%, 05/24/27	05/25/23	858	844	0.1
WH Group Limited	05/12/23	150	144	—
Worldline	09/12/23	82	78	—
Zalando SE	06/01/23	913	748	—
		110,905	97,780	3.6

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	571	December 2023	AUD	65,761	(93)	(1,173)
DAX Index	7	December 2023	EUR	2,794	16	(82)
Euro BOBL	359	December 2023	EUR	42,082	323	(566)
Euro Bund	725	December 2023	EUR	95,563	1,191	(2,454)
Euro OAT	196	December 2023	EUR	24,581	329	(462)
Euro STOXX 50 Price Index	16	December 2023	EUR	681	3	(10)
FTSE 100 Index	2	December 2023	GBP	152	—	2
Italy Government BTP Bond	45	December 2023	EUR	5,055	69	(124)
Long Gilt	96	December 2023	GBP	9,075	150	(40)
MSCI Emerging Markets Index	106	December 2023		5,227	—	(163)
NIFTY 50 Index	142	October 2023		5,632	21	(34)
Nikkei 225 Index	118	December 2023	JPY	3,854,782	8	(641)
S&P 500 Index	334	December 2023		75,135	(205)	(2,899)
S&P/TSX 60 Index	20	December 2023	CAD	4,844	(10)	(103)
STOXX Banks Index	319	December 2023	EUR	1,745	7	42
United States 5 Year Note	3,650	January 2024		386,963	494	(2,401)
United States Long Bond	49	December 2023		5,894	14	(318)
United States Ultra Bond	112	December 2023		13,620	42	(327)
					2,359	(11,753)
Short Contracts

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Euro Buxl 30 Year Bond	(16)	December 2023	EUR	(2,109)	(48)	162
Euro Schatz	(114)	December 2023	EUR	(12,022)	(25)	57
Japan 10 Year Bond	(68)	December 2023	JPY	(9,923,806)	68	451
NASDAQ 100 Stock Index	(309)	December 2023		(95,717)	(42)	3,842
Nikkei 225 Index	(10)	December 2023	JPY	(162,641)	6	24
Russell 2000 Index	(22)	December 2023		(2,060)	12	82
United States 10 Year Note	(1,948)	December 2023		(213,982)	(396)	3,476
United States 10 Year Ultra Bond	(3,155)	December 2023		(361,597)	(742)	9,617
United States 2 Year Note	(2,489)	January 2024		(505,504)	(253)	957
					(1,420)	18,668

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Paying	4.68	(M)	02/27/24	MXN	107,479	—	(111)
28-Day MEXIBOR (M)	Paying	4.86	(M)	03/01/24	MXN	107,479	—	(112)
28-Day MEXIBOR (M)	Paying	9.78	(M)	02/04/25	MXN	456,198	25	(430)
28-Day MEXIBOR (M)	Paying	9.79	(M)	02/04/25	MXN	228,099	12	(213)
28-Day MEXIBOR (M)	Paying	9.80	(M)	02/04/25	MXN	228,099	12	(211)
28-Day MEXIBOR (M)	Paying	9.20	(M)	09/17/25	MXN	65,899	4	(22)
28-Day MEXIBOR (M)	Paying	10.53	(M)	09/24/25	MXN	100,997	9	(11)
28-Day MEXIBOR (M)	Paying	10.84	(M)	09/25/25	MXN	105,039	9	22
28-Day MEXIBOR (M)	Paying	6.48	(M)	08/12/26	MXN	88,618	11	(405)
28-Day MEXIBOR (M)	Paying	6.47	(M)	08/13/26	MXN	121,684	15	(558)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/14/26	MXN	99,198	12	(461)
28-Day MEXIBOR (M)	Paying	6.44	(M)	08/14/26	MXN	60,184	7	(278)
28-Day MEXIBOR (M)	Paying	6.42	(M)	08/17/26	MXN	89,362	11	(416)
28-Day MEXIBOR (M)	Paying	9.69	(M)	09/16/26	MXN	69,680	9	(42)
28-Day MEXIBOR (M)	Paying	9.13	(M)	08/15/28	MXN	162,279	34	(170)
28-Day MEXIBOR (M)	Paying	8.17	(M)	06/10/33	MXN	153,395	38	(728)
3M JIBAR (Q)	Receiving	8.22	(Q)	09/20/26	ZAR	106,568	(20)	41
3M JIBAR (Q)	Paying	8.74	(Q)	12/20/26	ZAR	98,234	24	24
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	44,674	24	8
3M JIBAR (Q)	Paying	9.90	(Q)	09/20/33	ZAR	22,337	12	4
3M JIBAR (Q)	Paying	9.92	(Q)	09/20/33	ZAR	22,337	11	6
6M EURIBOR (S)	Receiving	1.00	(A)	05/04/24	EUR	113,111	23	2,322
6M EURIBOR (S)	Receiving	0.02	(A)	08/26/31	EUR	15,924	(115)	3,938
6M EURIBOR (S)	Paying	1.75	(A)	05/04/24	EUR	226,223	(40)	(3,536)
6M WIBOR (S)	Receiving	3.88	(A)	12/20/26	PLN	20,527	(10)	51
ESTR Volume Weighted Trimmed Mean Rate (A)	Paying	2.34	(A)	01/19/33	EUR	11,820	48	(414)
HICP (A)	Paying	2.69	(A)	08/15/32	EUR	2,335	10	(49)
Korean Won 3M Certificate of Deposit (Q)	Paying	3.38	(Q)	09/20/26	KRW	5,409,069	—	(53)
Korean Won 3M Certificate of Deposit (Q)	Paying	3.38	(Q)	09/20/26	KRW	5,409,069	—	(52)
Korean Won 3M Certificate of Deposit (Q)	Paying	3.39	(Q)	09/20/26	KRW	5,408,257	—	(51)
Sterling Overnight Index Average Rate (A)	Receiving	2.47	(A)	04/03/24	GBP	80,060	(19)	1,476
Sterling Overnight Index Average Rate (A)	Paying	3.22	(A)	04/03/24	GBP	160,120	37	(2,226)
Sterling Overnight Index Average Rate (A)	Paying	4.26	(A)	09/06/24	GBP	41,751	24	(517)
Sterling Overnight Index Average Rate (A)	Paying	3.18	(A)	02/10/28	GBP	134,798	126	(1,252)
Sterling Overnight Index Average Rate (A)	Paying	4.86	(A)	06/20/28	GBP	10,155	51	120
U.S. SOFR (A)	Receiving	4.25	(A)	09/29/43		2,537	(6)	(7)
U.S. SOFR (A)	Receiving	4.03	(A)	09/29/53		73,036	(207)	(131)
U.S. SOFR (A)	Paying	5.45	(A)	10/02/24		475,418	4	3
U.S. SOFR (A)	Paying	5.00	(A)	10/02/25		172,128	102	95
U.S. SOFR (A)	Paying	4.69	(A)	10/02/26		26,680	30	28
U.S. SOFR (A)	Paying	3.47	(A)	03/10/27		15,391	9	(152)
U.S. SOFR (A)	Paying	4.42	(A)	10/02/28		39,870	47	47
U.S. SOFR (A)	Paying	3.14	(A)	05/12/33		21,523	5	(788)
U.S. SOFR (A)	Paying	4.31	(A)	09/29/33		201,738	277	438
							655	(4,773)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
Avis Budget Car Rental, LLC (Q)	N/A	5.00	12/20/26	1,885	(123)	—	154
CDX.NA.HY.41 (Q)	N/A	5.00	12/20/28	945	(8)	(2)	(2)
					(131)	(2)	152
Credit default swap agreements - sell protection
CDX.NA.HY.39.V2 (Q)	4.46	5.00	12/20/27	(3,254)	77	4	79
CDX.NA.IG.39 (Q)	0.73	1.00	12/20/27	(7,727)	100	(3)	87
ITRAXX.EUR.XO.38.V2 (Q)	4.01	5.00	12/20/27	(6,341)	391	23	634
					568	24	800

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	25.00	10/18/23	141	6
Chicago Board Options Exchange Volatility Index	Call	20.00	10/18/23	156	13
					19
Options on Securities
Adobe Inc.	Call	590.00	11/17/23	63	14
Advanced Micro Devices, Inc.	Call	115.00	10/20/23	320	21
Advanced Micro Devices, Inc.	Call	105.00	11/17/23	238	154
Alibaba Group Holding Limited	Call	110.00	10/20/23	1,718	12
Ally Financial Inc.	Put	23.00	10/20/23	68	1
Alphabet Inc.	Call	135.00	10/20/23	482	100
Alphabet Inc.	Call	140.00	11/17/23	190	54
Alphabet Inc.	Call	135.00	11/17/23	143	69
Amazon.com, Inc.	Call	145.00	10/20/23	655	12
Amazon.com, Inc.	Call	140.00	10/20/23	192	8
Amazon.com, Inc.	Call	150.00	11/17/23	276	26
Amazon.com, Inc.	Call	155.00	11/17/23	192	11
Amazon.com, Inc.	Call	140.00	11/17/23	206	52
Amazon.com, Inc.	Call	135.00	11/17/23	152	61
Apple Inc.	Call	185.00	10/20/23	257	6
Apple Inc.	Call	195.00	10/20/23	192	1
Apple Inc.	Call	180.00	10/20/23	193	15
Apple Inc.	Call	180.00	11/17/23	262	81
Broadcom Inc.	Call	900.00	11/17/23	21	27
Bunge Limited	Call	105.00	10/20/23	163	81
Comcast Corporation	Call	47.50	10/20/23	1,238	14
ConocoPhillips	Call	125.00	10/20/23	482	59
ConocoPhillips	Call	130.00	11/17/23	275	42
ConocoPhillips	Call	125.00	11/17/23	190	55
Delta Air Lines, Inc.	Call	45.00	12/15/23	2,014	48
Delta Air Lines, Inc.	Call	42.00	12/15/23	412	27
Devon Energy Corporation	Call	52.50	11/17/23	550	51
Eli Lilly and Company	Call	610.00	10/20/23	38	1
Eli Lilly and Company	Call	620.00	11/17/23	64	16
Equitrans Midstream Corporation	Call	12.00	10/20/23	61	—
Fiat Chrysler Automobiles N.V.	Put	16.00	10/20/23	111	—
Fiat Chrysler Automobiles N.V.	Put	14.00	12/15/23	111	1
Ford Motor Company	Put	10.00	12/15/23	222	3
Fortinet, Inc.	Put	55.00	10/20/23	161	7
Freeport-McMoRan Inc.	Call	45.00	10/20/23	490	2
Freeport-McMoRan Inc.	Call	45.00	01/19/24	695	56
Frontier Communications Parent, Inc.	Put	12.50	11/17/23	80	3
Humana Inc.	Call	520.00	11/17/23	49	32
Humana Inc.	Call	525.00	11/17/23	56	30
Humana Inc.	Call	490.00	11/17/23	32	59
Humana Inc.	Call	515.00	11/17/23	48	38
Intel Corporation	Call	38.00	12/15/23	824	124
Invesco QQQ Trust Series I	Call	375.00	11/10/23	143	52
iShares 20+ Year Treasury Bond ETF	Put	85.00	10/20/23	176	8
iShares iBoxx $ High Yield Corporate Bond ETF	Put	73.00	10/20/23	369	14
iShares iBoxx $ High Yield Corporate Bond ETF	Put	71.00	10/20/23	98	1
iShares iBoxx $ High Yield Corporate Bond ETF	Put	72.00	11/17/23	234	11
iShares iBoxx $ High Yield Corporate Bond ETF	Put	71.00	11/17/23	104	3
iShares JP Morgan USD Emerging Markets Bond ETF	Put	82.00	10/20/23	104	6
iShares JP Morgan USD Emerging Markets Bond ETF	Put	80.00	10/20/23	105	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
iShares Russell 2000 ETF	Put	178.00	10/20/23	99	36
Kenvue Inc.	Call	25.00	11/17/23	1,652	2
Lennar Corporation	Call	135.00	11/17/23	108	2
Lockheed Martin Corporation	Call	435.00	11/17/23	99	31
MasterCard Incorporated	Call	420.00	11/17/23	63	24
MGM Resorts International	Call	50.00	10/20/23	392	1
Micron Technology, Inc.	Call	70.00	10/20/23	550	73
Micron Technology, Inc.	Call	77.50	11/17/23	495	30
Microsoft Corporation	Call	340.00	10/20/23	96	6
Microsoft Corporation	Call	345.00	10/20/23	96	3
Microsoft Corporation	Call	330.00	11/17/23	142	101
Netflix, Inc.	Put	350.00	10/20/23	21	15
NVIDIA Corporation	Call	480.00	11/17/23	127	133
NVIDIA Corporation	Call	440.00	11/17/23	52	128
NVIDIA Corporation	Call	440.00	12/15/23	82	297
Pfizer Inc.	Call	50.00	01/19/24	829	2
Pfizer Inc.	Call	47.00	01/19/24	498	2
Rockwell Automation, Inc.	Call	320.00	10/20/23	81	3
Sabre Corporation	Call	7.00	01/19/24	111	2
Sabre Corporation	Call	6.00	01/19/24	125	4
Salesforce, Inc.	Call	220.00	11/17/23	71	16
Salesforce, Inc.	Call	210.00	11/17/23	48	25
Seagate Technology Public Limited Company	Put	60.00	10/20/23	72	3
SPDR Gold Shares	Call	185.00	11/17/23	4,767	119
SPDR S&P 500 ETF Trust	Call	435.00	10/13/23	465	105
SPDR S&P 500 ETF Trust	Call	463.00	10/20/23	508	2
SPDR S&P 500 ETF Trust	Call	460.00	11/17/23	708	44
SPDR S&P 500 ETF Trust	Put	416.00	10/20/23	78	20
SPDR S&P 500 ETF Trust	Put	435.00	11/17/23	40	47
Spirit AeroSystems Holdings, Inc.	Call	24.00	10/20/23	84	—
Spirit AeroSystems Holdings, Inc.	Put	15.00	10/20/23	49	2
Tesla Inc.	Call	260.00	11/17/23	86	130
T-Mobile USA, Inc.	Call	140.00	11/17/23	262	140
U.S. Global Jets ETF	Put	16.00	11/17/23	96	3
Uber Technologies, Inc.	Call	50.00	10/20/23	486	14
Uber Technologies, Inc.	Call	52.50	11/17/23	413	35
Uber Technologies, Inc.	Call	47.50	11/17/23	412	100
United Airlines Holdings, Inc.	Call	48.00	12/15/23	412	44
UnitedHealth Group Incorporated	Call	530.00	10/20/23	65	19
Valero Energy Corporation	Call	145.00	10/20/23	257	77
Valero Energy Corporation	Call	155.00	11/17/23	162	37
Walmart Inc.	Call	170.00	11/17/23	314	32
					3,480

JNL/BlackRock Global Allocation Fund — OTC Purchased Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]		Value ($)
Index Options
S&P 500 Index	CIT	Call	Down-and-in		4,230.00		4,450.00	12/15/23		4,798	5

Foreign Currency Options
EUR/USD Spot Rate	MSC	Call	One-touch		1.06		1.06	10/20/23	EUR	549,600	294
USD/CNH Spot Rate	MSC	Call	Up-and-in	CNH	8.25	CNH	7.70	03/07/24		36,184,132	42
											336

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.40, 06/20/28	BOA	Put		100.50	10/18/23		3,175,000	10
CDX.NA.HY.41, 12/20/28	BCL	Put		96.00	11/15/23		2,600,000	6
CDX.NA.IG.41, 12/20/28	BNP	Put		77.50	10/18/23		13,590,000	—
CDX.NA.IG.41, 12/20/28	DUB	Put		85.00	10/18/23		9,300,000	3
ITRAXX.XO.40, 12/20/28	MSC	Put		475.00	10/18/23	EUR	1,300,000	2
ITRAXX.XO.40, 12/20/28	MSC	Put		450.00	10/18/23	EUR	1,380,000	5
								26
Foreign Currency Options
USD/CNH Spot Rate	HSB	Call	CNH	8.50	08/21/24		77,638,046	69
USD/HKD Spot Rate	MSC	Call	HKD	7.81	11/13/23		15,772,000	40

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
EUR/USD Spot Rate	JPM	Put		1.05	11/22/23	EUR	28,783,648	232
GBP/CHF Spot Rate	BOA	Put	CHF	1.10	11/22/23	GBP	12,390,815	75
USD/INR Spot Rate	CIT	Put	INR	82.00	10/09/23		7,169,000	—
USD/MXN Spot Rate	BCL	Put	MXN	17.25	11/22/23		9,293,112	90
								506
Interest Rate Swaptions
3M LIBOR, 02/14/25	CIT	Call		4.45	02/12/24		318,121,711	198
3M LIBOR, 10/26/33	CIT	Call		3.05	10/24/23		18,356,814	—
3M LIBOR, 11/16/53	CIT	Call		2.85	11/14/23		5,795,071	4
3M LIBOR, 11/09/33	GSC	Call		2.82	11/07/23		7,596,401	—
3M LIBOR, 10/23/27	GSC	Call		2.75	10/19/23		22,131,173	—
3M LIBOR, 04/02/26	JPM	Call		4.20	03/28/24		114,059,864	459
3M LIBOR, 11/01/33	JPM	Call		2.90	10/30/23		18,356,814	—
3M LIBOR, 03/20/34	NSI	Call		3.65	03/18/24		15,386,170	144
6M EURIBOR, 03/20/29	JPM	Call		3.18	03/18/24	EUR	19,599,049	196
6M EURIBOR, 03/05/29	JPM	Call		3.00	03/01/24	EUR	23,857,414	146
3M LIBOR, 11/03/53	CIT	Put		3.65	11/01/23		8,126,980	544
3M LIBOR, 10/26/33	CIT	Put		4.55	10/24/23		18,356,814	50
3M LIBOR, 11/09/33	GSC	Put		4.82	11/07/23		7,596,401	12
3M LIBOR, 11/01/33	JPM	Put		4.40	10/30/23		18,356,814	123
								1,876
Options on Securities
Mitsubishi UFJ Financial Group Inc	CIT	Call	JPY	1,378.02	12/08/23		168,800	23
Nomura Asset Management Co., Ltd.	BNP	Call	JPY	286.60	01/12/24		1,130,160	111
Nomura Asset Management Co., Ltd.	GSC	Call	JPY	286.40	01/12/24		1,882,847	187
Nomura Asset Management Co., Ltd.	JPM	Call	JPY	286.50	01/12/24		754,193	21
								342

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
Chicago Board Options Exchange Volatility Index	Call	40.00	10/18/23	141	(2)
Chicago Board Options Exchange Volatility Index	Call	30.00	10/18/23	156	(4)
					(6)
Options on Securities
Adobe Inc.	Put	510.00	11/17/23	63	(131)
Advanced Micro Devices, Inc.	Call	130.00	10/20/23	641	(4)
Advanced Micro Devices, Inc.	Call	120.00	11/17/23	238	(47)
Advanced Micro Devices, Inc.	Put	95.00	10/20/23	160	(20)
Advanced Micro Devices, Inc.	Put	85.00	11/17/23	238	(30)
Alibaba Group Holding Limited	Call	130.00	10/20/23	1,718	—
Alphabet Inc.	Call	145.00	10/20/23	482	(9)
Alphabet Inc.	Put	120.00	11/17/23	190	(34)
Amazon.com, Inc.	Call	155.00	10/20/23	653	(3)
Amazon.com, Inc.	Put	120.00	10/20/23	474	(60)
Amazon.com, Inc.	Put	125.00	11/17/23	192	(108)
Amazon.com, Inc.	Put	130.00	11/17/23	269	(213)
Amazon.com, Inc.	Put	115.00	11/17/23	276	(67)
Amazon.com, Inc.	Put	120.00	11/17/23	206	(77)
Apple Inc.	Put	160.00	10/20/23	81	(7)
Apple Inc.	Put	170.00	10/20/23	96	(29)
Apple Inc.	Put	155.00	11/17/23	159	(27)
Broadcom Inc.	Put	760.00	11/17/23	21	(25)
Bunge Limited	Call	120.00	10/20/23	163	(2)
Comcast Corporation	Put	42.50	10/20/23	1,238	(43)
ConocoPhillips	Call	135.00	10/20/23	482	(4)
ConocoPhillips	Put	110.00	11/17/23	392	(66)
Delta Air Lines, Inc.	Call	50.00	12/15/23	2,014	(12)
Delta Air Lines, Inc.	Put	35.00	12/15/23	412	(56)
Devon Energy Corporation	Put	45.00	11/17/23	550	(74)
Eli Lilly and Company	Call	640.00	10/20/23	38	—
Eli Lilly and Company	Call	670.00	11/17/23	32	(2)
Eli Lilly and Company	Put	560.00	10/20/23	38	(100)
Eli Lilly and Company	Put	540.00	11/17/23	32	(74)
Fortinet, Inc.	Call	70.00	10/20/23	161	—
Fortinet, Inc.	Put	45.00	10/20/23	161	—
Freeport-McMoRan Inc.	Call	50.00	01/19/24	695	(22)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Freeport-McMoRan Inc.	Put	38.00	10/20/23	326	(59)
Freeport-McMoRan Inc.	Put	38.00	01/19/24	695	(228)
Humana Inc.	Put	450.00	11/17/23	56	(33)
Humana Inc.	Put	440.00	11/17/23	81	(35)
Intel Corporation	Put	30.00	12/15/23	824	(49)
Invesco QQQ Trust Series I	Put	325.00	11/10/23	48	(8)
iShares 20+ Year Treasury Bond ETF	Put	80.00	10/20/23	176	(2)
iShares JP Morgan USD Emerging Markets Bond ETF	Put	77.00	10/20/23	104	(1)
iShares JP Morgan USD Emerging Markets Bond ETF	Put	75.00	10/20/23	105	—
iShares Russell 2000 ETF	Put	163.00	10/20/23	99	(3)
Kenvue Inc.	Put	20.00	11/17/23	1,107	(78)
Lennar Corporation	Put	115.00	11/17/23	108	(67)
Lockheed Martin Corporation	Put	370.00	11/17/23	61	(12)
MasterCard Incorporated	Put	360.00	11/17/23	63	(19)
MGM Resorts International	Put	40.00	10/20/23	196	(68)
Micron Technology, Inc.	Put	52.50	10/20/23	550	(2)
Micron Technology, Inc.	Put	57.50	11/17/23	495	(22)
Microsoft Corporation	Call	370.00	10/20/23	192	(1)
Microsoft Corporation	Call	365.00	10/20/23	96	—
Microsoft Corporation	Put	305.00	10/20/23	48	(14)
Microsoft Corporation	Put	285.00	11/17/23	79	(26)
Netflix, Inc.	Put	300.00	10/20/23	21	(2)
NextEra Energy, Inc.	Put	65.00	11/17/23	183	(143)
NVIDIA Corporation	Call	540.00	11/17/23	127	(29)
NVIDIA Corporation	Call	530.00	12/15/23	82	(82)
NVIDIA Corporation	Put	380.00	11/17/23	28	(16)
NVIDIA Corporation	Put	400.00	11/17/23	127	(131)
NVIDIA Corporation	Put	310.00	12/15/23	82	(20)
Pfizer Inc.	Put	30.00	11/17/23	542	(17)
Rockwell Automation, Inc.	Put	270.00	10/20/23	81	(14)
Salesforce, Inc.	Put	185.00	11/17/23	71	(15)
Seagate Technology Public Limited Company	Put	55.00	10/20/23	72	—
SPDR Gold Shares	Call	195.00	11/17/23	4,767	(38)
SPDR Gold Shares	Put	175.00	11/17/23	2,384	(1,025)
SPDR S&P 500 ETF Trust	Call	420.00	12/15/23	97	(196)
SPDR S&P 500 ETF Trust	Put	400.00	10/20/23	78	(6)
Tesla Inc.	Put	220.00	11/17/23	47	(32)
Uber Technologies, Inc.	Put	42.50	11/17/23	413	(59)
Uber Technologies, Inc.	Put	37.50	11/17/23	412	(18)
United Airlines Holdings, Inc.	Put	41.00	12/15/23	412	(90)
UnitedHealth Group Incorporated	Put	450.00	10/20/23	65	(6)
Valero Energy Corporation	Put	120.00	11/17/23	162	(17)
Walmart Inc.	Put	150.00	11/17/23	314	(42)
					(4,071)

JNL/BlackRock Global Allocation Fund — OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)	Exercise Price ($)	Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/USD Spot Rate	CIT	Put	Down-and-in	1.04	1.05	10/20/23	EUR	12,583,016	—

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.40, 06/20/28	BOA	Put		98.50	10/18/23		3,175,000	(3)
CDX.NA.IG.41, 12/20/28	BNP	Put		95.00	10/18/23		13,590,000	—
CDX.NA.IG.41, 12/20/28	DUB	Put		100.00	10/18/23		9,300,000	(1)
ITRAXX.XO.40, 12/20/28	MSC	Put		550.00	10/18/23	EUR	1,300,000	(1)
ITRAXX.XO.40, 12/20/28	MSC	Put		500.00	10/18/23	EUR	1,380,000	(1)
								(6)
Foreign Currency Options
EUR/USD Spot Rate	JPM	Put		1.03	11/22/23	EUR	28,783,648	(86)
GBP/CHF Spot Rate	BOA	Put	CHF	1.08	11/22/23	GBP	15,488,519	(30)
USD/MXN Spot Rate	BCL	Call	MXN	18.25	11/22/23		9,293,112	(77)
USD/MXN Spot Rate	HSB	Call	MXN	18.00	10/11/23		6,970,000	(14)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]		Value ($)
USD/MXN Spot Rate	BCL	Put	MXN	16.80	11/22/23		9,293,112	(25)
								(232)
Interest Rate Swaptions
3M LIBOR, 10/26/25	CIT	Call		3.09	10/24/23		73,427,255	—
3M LIBOR, 11/16/25	CIT	Call		2.75	11/14/23		57,950,706	(2)
3M LIBOR, 02/14/25	CIT	Call		3.75	02/12/24		238,591,283	(50)
3M LIBOR, 10/23/27	GSC	Call		2.45	10/19/23		22,131,173	—
3M LIBOR, 04/02/26	JPM	Call		3.80	03/28/24		114,059,864	(270)
3M LIBOR, 12/18/33	MSC	Call		2.40	12/14/23		9,724,000	—
3M LIBOR, 03/20/34	NSI	Call		3.15	03/18/24		15,386,170	(49)
3M LIBOR, 10/11/25	CIT	Put		5.10	10/06/23		119,039,000	(27)
3M LIBOR, 10/17/25	CIT	Put		4.25	10/13/23		114,729,873	(1,488)
3M LIBOR, 11/03/25	CIT	Put		5.00	11/01/23		40,634,901	(11)
3M LIBOR, 11/16/25	CIT	Put		4.75	11/14/23		23,180,265	(49)
3M LIBOR, 01/09/29	CIT	Put		4.50	01/05/24		20,431,841	(151)
3M LIBOR, 10/04/33	GSC	Put		3.93	10/02/23		19,190,692	(522)
3M LIBOR, 10/17/33	GSC	Put		3.50	10/13/23		26,476,125	(1,623)
3M LIBOR, 10/18/25	GSC	Put		4.05	10/16/23		59,024,551	(985)
3M LIBOR, 10/23/27	GSC	Put		3.30	10/19/23		11,065,586	(117)
3M LIBOR, 10/31/28	GSC	Put		4.40	10/27/23		20,539,184	(98)
3M LIBOR, 11/03/53	GSC	Put		4.00	11/01/23		8,126,980	(199)
3M LIBOR, 11/10/25	GSC	Put		4.80	11/08/23		161,264,000	(634)
3M LIBOR, 11/14/25	JPM	Put		4.85	11/10/23		120,440,000	(401)
3M LIBOR, 04/01/29	JPM	Put		3.79	03/27/24		55,832,814	(1,499)
3M LIBOR, 04/02/26	JPM	Put		5.20	03/28/24		57,029,932	(131)
3M LIBOR, 10/19/25	MSC	Put		4.25	10/17/23		53,175,580	(686)
3M LIBOR, 12/18/33	MSC	Put		3.60	12/14/23		9,724,000	(531)
6M EURIBOR, 03/05/29	JPM	Call		2.50	03/01/24	EUR	23,857,414	(45)
6M EURIBOR, 03/20/29	JPM	Call		2.68	03/18/24	EUR	19,599,049	(67)
6M EURIBOR, 03/20/26	BNP	Put		4.05	03/18/24	EUR	54,950,605	(65)
6M EURIBOR, 03/05/29	JPM	Put		3.45	03/01/24	EUR	23,857,414	(218)
6M EURIBOR, 03/20/29	JPM	Put		3.58	03/18/24	EUR	19,599,049	(147)
								(10,065)
Options on Securities
Mitsubishi UFJ Financial Group Inc	CIT	Call	JPY	1,509.26	12/08/23		337,600	(12)
Nomura Asset Management Co., Ltd.	BNP	Call	JPY	313.90	01/12/24		1,130,160	(37)
Nomura Asset Management Co., Ltd.	GSC	Call	JPY	313.70	01/12/24		1,882,847	(62)
Nomura Asset Management Co., Ltd.	JPM	Call	JPY	313.80	01/12/24		754,193	(25)
								(136)

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	12/20/23	AUD	66,904	43,137	(21)
AUD/USD	JPM	12/20/23	AUD	914	589	—
BRL/USD	JPM	12/14/23	BRL	5,313	1,047	(16)
CAD/USD	NSI	12/20/23	CAD	26,008	19,172	(54)
CHF/USD	HSB	12/20/23	CHF	45,983	50,688	(1,354)
CLP/USD	GSC	12/14/23	CLP	1,575,733	1,763	1
CNY/USD	BNP	12/20/23	CNY	85,530	11,801	(2)
COP/USD	MSC	10/30/23	COP	6,009,350	1,461	(17)
COP/USD	CIT	12/14/23	COP	1,507,153	363	(8)
COP/USD	BNP	05/17/24	COP	7,642,251	1,780	39
CZK/USD	HSB	12/14/23	CZK	12,723	550	(4)
DKK/USD	HSB	12/20/23	DKK	72,294	10,296	(169)
EUR/USD	BCL	12/14/23	EUR	1,800	1,910	(24)
EUR/USD	JPM	12/14/23	EUR	1,209	1,283	(23)
EUR/USD	JPM	12/20/23	EUR	25,931	27,519	(441)
GBP/EUR	TDB	12/20/23	EUR	(5,396)	(5,727)	(41)
HUF/USD	BCL	12/14/23	HUF	1,340,395	3,595	(50)
HUF/USD	GSC	12/20/23	HUF	1,060,639	2,843	(80)
IDR/USD	BNP	12/14/23	IDR	190,580	12	—
IDR/USD	CIT	12/14/23	IDR	10,744,441	695	(4)
INR/USD	CIT	12/14/23	INR	211,150	2,534	6
JPY/EUR	HSB	12/20/23	EUR	(17,178)	(18,230)	—
JPY/USD	DUB	12/20/23	JPY	16,456,621	111,596	(1,870)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	JPM	12/20/23	JPY	215,999	1,465	(25)
KRW/USD	JPM	10/04/23	KRW	93,198	68	—
KRW/USD	CIT	12/14/23	KRW	2,635,760	1,962	(21)
KRW/USD	HSB	12/20/23	KRW	13,799,774	10,275	(186)
MXN/USD	BCL	12/14/23	MXN	17,191	974	1
MXN/USD	CIT	12/14/23	MXN	33,624	1,906	26
MXN/USD	JPM	12/14/23	MXN	43,375	2,458	(44)
MXN/USD	JPM	12/14/23	MXN	32,088	1,819	7
MXN/USD	MSC	12/14/23	MXN	12,764	723	5
MXN/USD	MSC	12/20/23	MXN	97,177	5,502	(76)
MYR/USD	BCL	12/14/23	MYR	7,242	1,551	(7)
NOK/CHF	BNP	12/20/23	CHF	(11,599)	(12,786)	345
NZD/USD	MSC	12/20/23	NZD	2,414	1,447	17
PLN/USD	CIT	12/14/23	PLN	5,620	1,283	(21)
PLN/USD	GSC	12/14/23	PLN	1,868	427	(2)
PLN/USD	BNP	12/20/23	PLN	18,191	4,151	(61)
SEK/USD	HSB	12/20/23	SEK	124,899	11,478	198
SGD/USD	TDB	12/20/23	SGD	7,160	5,257	(30)
THB/USD	BCL	12/14/23	THB	275,095	7,605	(176)
TWD/USD	GSC	12/20/23	TWD	305,038	9,544	(75)
USD/BRL	CIT	12/14/23	BRL	(4,995)	(985)	19
USD/BRL	DUB	12/14/23	BRL	(4,987)	(983)	(4)
USD/BRL	GSC	12/14/23	BRL	(38,545)	(7,598)	48
USD/BRL	CIT	12/20/23	BRL	(39,211)	(7,724)	153
USD/CHF	GSC	12/20/23	CHF	(5,912)	(6,517)	(27)
USD/CLP	BNP	12/14/23	CLP	(388,619)	(435)	(4)
USD/COP	BNP	10/17/23	COP	(7,642,251)	(1,865)	(36)
USD/COP	BNP	12/14/23	COP	(18,473,901)	(4,444)	85
USD/COP	CIT	12/14/23	COP	(3,989,678)	(960)	9
USD/CZK	BCL	12/14/23	CZK	(16,673)	(721)	6
USD/CZK	BNP	12/14/23	CZK	(29,574)	(1,279)	14
USD/CZK	JPM	12/14/23	CZK	(36,544)	(1,580)	20
USD/EUR	BCL	12/14/23	EUR	(405)	(430)	6
USD/EUR	SCB	12/14/23	EUR	(477)	(506)	6
USD/EUR	JPM	12/20/23	EUR	(9,773)	(10,371)	165
USD/GBP	HSB	12/20/23	GBP	(7,143)	(8,720)	208
USD/HKD	BNP	12/20/23	HKD	(199,396)	(25,506)	23
USD/HKD	MSC	12/20/23	HKD	(2,561)	(328)	—
USD/HUF	BOA	12/14/23	HUF	(311,594)	(836)	14
USD/IDR	BNP	12/14/23	IDR	(33,193,000)	(2,147)	6
USD/IDR	BNP	12/20/23	IDR	(42,112,121)	(2,724)	14
USD/ILS	JPM	01/29/24	ILS	(12,818)	(3,381)	(23)
USD/ILS	TDB	01/29/24	ILS	(6,579)	(1,736)	(9)
USD/INR	BNP	12/14/23	INR	(71,851)	(862)	—
USD/INR	JPM	12/20/23	INR	(264,957)	(3,179)	2
USD/KRW	JPM	10/04/23	KRW	(20,255)	(15)	—
USD/KRW	CIT	12/14/23	KRW	(577,411)	(430)	4
USD/MXN	CIT	12/14/23	MXN	(17,433)	(988)	(12)
USD/MXN	CIT	12/14/23	MXN	(17,484)	(991)	14
USD/MXN	GSC	12/14/23	MXN	(30,502)	(1,729)	(24)
USD/MXN	HSB	12/14/23	MXN	(325,201)	(18,431)	(98)
USD/MYR	BCL	12/14/23	MYR	(2,026)	(434)	1
USD/NOK	CIT	12/20/23	NOK	(120,087)	(11,251)	1
USD/PLN	BOA	12/14/23	PLN	(1,868)	(426)	4
USD/PLN	DUB	12/14/23	PLN	(19,327)	(4,412)	61
USD/THB	BCL	12/14/23	THB	(36,294)	(1,003)	10
USD/THB	CIT	12/14/23	THB	(61,718)	(1,706)	38
USD/ZAR	BCL	12/14/23	ZAR	(43,805)	(2,299)	(32)
USD/ZAR	BNP	12/14/23	ZAR	(19,204)	(1,008)	1
USD/ZAR	DUB	12/14/23	ZAR	(128,634)	(6,750)	(96)
ZAR/USD	DUB	12/14/23	ZAR	19,143	1,004	(2)
ZAR/USD	GSC	12/14/23	ZAR	18,769	985	11
ZAR/USD	TDB	12/20/23	ZAR	111,577	5,851	(35)
					187,936	(3,716)

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	11.56	(A)	01/02/26	BRL	3,964	—	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
BRAZIBOR (A)	Paying	BCL	11.82	(A)	01/02/26	BRL	4,916	—	15
BRAZIBOR (A)	Paying	BCL	10.32	(A)	01/04/27	BRL	45,078	—	(101)
BRAZIBOR (A)	Paying	BNP	11.27	(A)	01/02/26	BRL	4,094	—	5
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	150	—	(1)
BRAZIBOR (A)	Paying	BNP	10.03	(A)	01/04/27	BRL	19,707	—	(77)
BRAZIBOR (A)	Paying	BNP	10.12	(A)	01/04/27	BRL	26,802	—	(94)
BRAZIBOR (A)	Paying	BOA	10.10	(A)	01/04/27	BRL	20,964	—	(75)
BRAZIBOR (A)	Paying	BOA	9.97	(A)	01/04/27	BRL	22,621	—	(89)
BRAZIBOR (A)	Paying	BOA	10.12	(A)	01/04/27	BRL	27,934	—	(98)
BRAZIBOR (A)	Receiving	CIT	12.62	(A)	01/02/24	BRL	126,552	—	—
BRAZIBOR (A)	Paying	CIT	13.22	(A)	01/02/25	BRL	36,342	—	159
BRAZIBOR (A)	Paying	CIT	11.76	(A)	01/02/26	BRL	3,073	—	8
BRAZIBOR (A)	Paying	CIT	9.95	(A)	01/04/27	BRL	22,020	—	(88)
BRAZIBOR (A)	Paying	GSC	10.11	(A)	01/02/26	BRL	29,672	—	(58)
BRAZIBOR (A)	Paying	GSC	10.05	(A)	01/04/27	BRL	56,005	—	(214)
BRAZIBOR (A)	Paying	HSB	9.98	(A)	01/02/26	BRL	27,751	—	(65)
BRAZIBOR (A)	Paying	JPM	9.39	(A)	01/02/25	BRL	44,224	—	(504)
BRAZIBOR (A)	Paying	JPM	9.42	(A)	01/02/25	BRL	48,245	—	(542)
BRAZIBOR (A)	Paying	JPM	13.18	(A)	01/02/25	BRL	69,084	—	295
BRAZIBOR (A)	Paying	JPM	13.15	(A)	01/02/25	BRL	69,119	—	289
BRAZIBOR (A)	Paying	JPM	11.78	(A)	01/02/26	BRL	3,209	—	9
BRAZIBOR (A)	Paying	JPM	10.03	(A)	01/04/27	BRL	21,969	—	(80)
BRAZIBOR (A)	Paying	MSC	11.83	(A)	01/02/26	BRL	5,643	—	17
BRAZIBOR (A)	Paying	MSC	9.99	(A)	01/04/27	BRL	21,993	—	(84)
BRAZIBOR (A)	Receiving	MSC	10.56	(A)	01/04/27	BRL	17,378	—	14
Colombian Interbank Rate (A)	Receiving	GSC	10.20	(A)	02/28/25	COP	11,056,999	—	20
								—	(1,331)

JNL/BlackRock Global Allocation Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
BorgWarner Inc. (Q)	BNP	N/A	1.00	12/20/27	210	(3)	3	(6)
Ford Motor Company (Q)	MSC	N/A	5.00	12/20/27	265	(27)	(7)	(20)
Ford Motor Company (Q)	MSC	N/A	5.00	12/20/28	115	(12)	(11)	(1)
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	212	(3)	5	(8)
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	159	(3)	3	(6)
General Electric Company (Q)	MSC	N/A	1.00	06/20/27	159	(3)	3	(6)
Southwest Airlines Co. (Q)	CIT	N/A	1.00	12/20/28	905	7	7	—
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	68	4	3	1
Paramount Global (Q)	BCL	N/A	1.00	06/20/28	63	4	3	1
Paramount Global (Q)	JPM	N/A	1.00	06/20/28	310	18	14	4
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	06/20/24	70	—	9	(9)
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	06/20/25	195	13	36	(23)
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	06/20/25	130	8	37	(29)
Pitney Bowes Inc. (Q)	BCL	N/A	1.00	12/20/27	80	24	20	4
Pitney Bowes Inc. (Q)	BOA	N/A	1.00	12/20/27	115	35	24	11
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	60	19	17	2
Pitney Bowes Inc. (Q)	CIT	N/A	1.00	12/20/27	40	13	11	2
Pitney Bowes Inc. (Q)	GSC	N/A	1.00	12/20/27	70	22	18	4
Simon Property Group, Inc. (Q)	JPM	N/A	1.00	06/20/28	645	(2)	16	(18)
Staples, Inc. (Q)	BCL	N/A	5.00	06/20/24	125	3	13	(10)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	1,184	(10)	37	(47)
UBS Group AG (Q)	JPM	N/A	1.00	06/20/28	2,009	(16)	69	(85)
Xerox Corporation (Q)	CIT	N/A	1.00	12/20/27	80	6	9	(3)
Xerox Corporation (Q)	JPM	N/A	1.00	12/20/27	120	9	14	(5)
					7,389	106	353	(247)
Credit default swap agreements - sell protection
Vistra Operations Company LLC (Q)	JPM	2.55	5.00	12/20/25	(337)	23	18	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
AB Sagax (MT)	CIT	OBFR -0.25% (M)	TBD	(5,937)	(115)	2
Advantest Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(2,800)	(75)	(3)
Advantest Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(19,600)	(583)	33
AFLAC Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(1,968)	(150)	(1)
Air Transport Services Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,816)	(81)	1
Airbnb, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(978)	(142)	8
Airbnb, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,542)	(204)	(8)
Ajinomoto Co., Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(2,900)	(114)	1
Aker ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(580)	(36)	—
Aker BP ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(13,884)	(384)	—
Aktiebolaget Electrolux (MT)	CIT	OBFR -0.25% (M)	TBD	(9,646)	(98)	(2)
Alpargatas S.A. (MT)	JPM	OBFR -13.00% (M)	TBD	(97,971)	(167)	9
America Movil, S.A.B. De C.V. (MT)	CIT	OBFR -0.29% (M)	TBD	(1,112,694)	(984)	24
Arch Capital Group Ltd. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,278)	(103)	2
Arista Networks, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,644)	(296)	(6)
Avery Dennison Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(2,137)	(389)	(1)
Bachem Holding AG (MT)	JPM	OBFR -0.26% (M)	TBD	(7,436)	(619)	68
Banc of California, Inc. (MT)	JPM	OBFR +0.20% (M)	TBD	9,128	113	—
Banco BTG Pactual S/A (MT)	JPM	OBFR -0.40% (M)	TBD	(12,406)	(76)	—
Bank of America Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(5,485)	(156)	4
Bank of Hawaii Corporation (MT)	JPM	OBFR -0.95% (M)	TBD	(4,268)	(213)	(2)
Bank Polska Kasa Opieki - Spolka Akcyjna (MT)	JPM	OBFR -0.50% (M)	TBD	(4,306)	(100)	1
BankUnited, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,364)	(108)	9
Banner Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(3,183)	(139)	4
Blackstone Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(7,648)	(850)	32
Block, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,580)	(84)	14
Boston Properties, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(19,908)	(1,325)	125
Brandywine Realty Trust (MT)	JPM	OBFR -0.15% (M)	TBD	(813)	(4)	—
BRF S.A. (MT)	JPM	OBFR -1.25% (M)	TBD	(71,483)	(127)	(19)
Broadridge Financial Solutions, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,148)	(779)	35
Broadridge Financial Solutions, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(795)	(146)	4
Brookfield Asset Management Ltd. (MT)	CIT	OBFR -0.20% (M)	TBD	(11,257)	(385)	4
Celanese Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,728)	(216)	(1)
Celanese Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(9,775)	(1,208)	(18)
Cenovus Energy Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(4,362)	(89)	(3)
Centrica PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(103,182)	(209)	15
Charles River Laboratories International, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,120)	(224)	4
Charles River Laboratories International, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(6,040)	(1,207)	26
China Overseas Land & Investment Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(93,500)	(194)	(4)
China Southern Airlines Company Limited (M)	JPM	OBFR -0.43% (M)	TBD	(412,000)	(213)	13
China Vanke Co., Ltd. (M)	CIT	OBFR -0.30% (M)	TBD	(80,832)	(92)	3
Church & Dwight Co., Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,107)	(489)	22
Church & Dwight Co., Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,916)	(276)	9
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP (MT)	CIT	OBFR -0.40% (M)	TBD	(42,209)	(527)	12
Community Bank System, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(6,416)	(291)	18
Computershare Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(85,197)	(1,401)	(40)
Constellation Energy Group, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(15,643)	(1,726)	21
Crown Castle Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,892)	(188)	11
Darden Restaurants, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,010)	(151)	6
Delivery Hero SE (MT)	JPM	OBFR -0.26% (M)	TBD	(6,932)	(226)	27
D'Ieteren Group (MT)	CIT	OBFR -0.26% (M)	TBD	(805)	(137)	1
D'Ieteren Group (MT)	JPM	OBFR -0.26% (M)	TBD	(1,381)	(233)	—
Discover Financial Services (MT)	CIT	OBFR -0.15% (M)	TBD	(1,166)	(102)	1
Dollar General Corporation (M)	JPM	OBFR -0.15% (M)	TBD	(18)	(2)	—
Dollar General Corporation (MT)	CIT	OBFR +0.20% (M)	TBD	18	2	—
DXC Technology Company (MT)	JPM	OBFR -0.15% (M)	TBD	(17,070)	(349)	(7)
ENEOS Holdings, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(60,300)	(252)	9
Enphase Energy, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(880)	(106)	—
Enphase Energy, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(748)	(90)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
EPAM Systems, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,774)	(469)	16
EQT AB (MT)	CIT	OBFR -0.25% (M)	TBD	(8,772)	(172)	(2)
Equifax Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(655)	(129)	9
Equifax Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(62)	(12)	—
Essity Aktiebolag (publ) (MT)	CIT	OBFR -0.25% (M)	TBD	(6,434)	(135)	(4)
Evolution Mining Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(46,352)	(106)	7
Fastighets AB Balder (MT)	CIT	OBFR -0.25% (M)	TBD	(78,601)	(356)	2
FB Financial Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(5,668)	(167)	7
Fiserv, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,653)	(201)	15
Flat Glass Group Co., Ltd. (MT)	JPM	OBFR -1.50% (M)	TBD	(150,000)	(346)	9
Ford Motor Company (MT)	CIT	OBFR -0.15% (M)	TBD	(475)	(6)	—
Fortescue Metals Group Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(6,446)	(80)	(12)
Frontier Communications Parent, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,964)	(74)	(4)
Fujitsu General Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(4,800)	(92)	2
Fuyao Glass Industry Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(17,600)	(81)	—
Gen Digital Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(19,608)	(368)	22
Generac Holdings Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,000)	(113)	4
Generac Holdings Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(3,248)	(347)	(7)
General Electric Company (MT)	JPM	OBFR -0.15% (M)	TBD	(828)	(92)	—
Glacier Bancorp, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,158)	(148)	1
Goodman Funding Pty Ltd (MT)	JPM	OBFR -0.25% (M)	TBD	(11,782)	(170)	7
Great-West Lifeco Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(4,265)	(124)	—
Haleon PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(27,737)	(112)	(3)
Hapvida Participacoes E Investimentos S/A (M)	JPM	OBFR -0.42% (M)	TBD	(1,842,705)	(1,618)	(108)
Hasbro, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(13,493)	(882)	(10)
Heineken Holding N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(3,403)	(265)	8
Heineken N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(1,268)	(112)	—
Hellofresh SE (MT)	JPM	OBFR -0.26% (M)	TBD	(24,986)	(796)	51
Hellofresh SE (MT)	CIT	OBFR -0.26% (M)	TBD	(2,955)	(97)	8
Hitachi, Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(3,200)	(211)	13
HOCHTIEF Aktiengesellschaft (MT)	JPM	OBFR -0.26% (M)	TBD	(1,529)	(164)	9
IDP Education Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(9,303)	(145)	16
IGO Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(12,900)	(118)	5
Illumina, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(5,386)	(713)	(26)
Independent Bank Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,297)	(165)	(4)
InPost S.A. (MT)	JPM	OBFR -0.26% (M)	TBD	(43,442)	(543)	39
InPost S.A. (MT)	CIT	OBFR -0.26% (M)	TBD	(4,588)	(52)	(1)
Intact Financial Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(2,361)	(335)	(11)
Intact Financial Corporation (MT)	CIT	OBFR -0.20% (M)	TBD	(667)	(99)	1
International Business Machines Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,214)	(179)	7
Iron Mountain Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(2,033)	(126)	4
Iron Mountain Incorporated (MT)	JPM	OBFR -0.15% (M)	TBD	(4,376)	(274)	12
iShares iBoxx $ Investment Grade Corporate Bond ETF (MT)	JPM	OBFR -2.82% (M)	TBD	(25,100)	(2,605)	46
James Hardie Industries Public Limited Company (MT)	JPM	OBFR -0.25% (M)	TBD	(3,166)	(93)	10
K.K.R. Co., Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(9,654)	(600)	6
K.K.R. Co., Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,909)	(308)	7
Kakao Corp. (MT)	CIT	OBFR -0.35% (M)	TBD	(13,771)	(464)	16
Kakao Corp. (MT)	JPM	OBFR -0.35% (M)	TBD	(4,487)	(162)	17
KGHM Polska Miedz Spolka Akcyjna (MT)	CIT	OBFR -0.50% (M)	TBD	(6,902)	(178)	1
Koninklijke Philips N.V. (MT)	JPM	OBFR -0.26% (M)	TBD	(8,066)	(169)	7
Koninklijke Philips N.V. (MT)	CIT	OBFR -0.26% (M)	TBD	(31,730)	(656)	20
Laboratory Corporation of America Holdings (MT)	JPM	OBFR -0.15% (M)	TBD	(541)	(112)	3
Lamb Weston Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(3,620)	(355)	21
Lamb Weston Holdings, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(9,251)	(869)	15
Lasertec Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(2,600)	(393)	(16)
Lendlease Corporation Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(27,135)	(132)	5
LG Chem, Ltd. (MT)	CIT	OBFR -0.35% (M)	TBD	(216)	(84)	4
LG Electronics Inc. (MT)	JPM	OBRF -0.35% (M)	TBD	(1,392)	(103)	(1)
Li Ning Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(87,500)	(418)	51

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Li Ning Company Limited (MT)	CIT	OBFR -0.30% (M)	TBD	(19,500)	(86)	4
Localiza Rent A Car S/A (MT)	JPM	OBFR +0.00% (M)	TBD	(534)	(0)	(2)
Localiza Rent A Car S/A (MT)	JPM	OBFR -0.40% (M)	TBD	(72,941)	(870)	14
Lotte Energy Materials Corporation (MT)	JPM	OBFR -0.67% (M)	TBD	(3,375)	(113)	13
LPP Spolka Akcyjna (MT)	CIT	OBFR -0.50% (M)	TBD	(40)	(128)	9
LS Corp. (MT)	CIT	OBFR -0.75% (M)	TBD	(113)	(9)	—
LS Corp. (MT)	JPM	OBFR -0.75% (M)	TBD	(542)	(40)	—
Lynas Rare Earths Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(133,691)	(603)	21
Macquarie Group Limited (M)	JPM	OBFR -0.25% (M)	TBD	(1,972)	(215)	3
Martin Marietta Materials, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(210)	(92)	6
Matsuki Yokokokara & Company Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(35,800)	(641)	(5)
MercadoLibre S.R.L (MT)	JPM	OBFR -0.15% (M)	TBD	(8)	(11)	1
MercadoLibre S.R.L (MT)	CIT	OBFR +0.20% (M)	TBD	8	10	—
Mercari, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(25,800)	(553)	(2)
Mercari, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(3,500)	(75)	—
Metso Oyj (MT)	CIT	OBFR -0.26% (M)	TBD	(15,216)	(162)	2
Metso Oyj (MT)	JPM	OBFR -0.26% (M)	TBD	(19,818)	(221)	14
Mineral Resources Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(13,410)	(590)	1
Mitsui Fudosan Co., Ltd. (M)	JPM	OBFR -0.25% (M)	TBD	(4,300)	(101)	5
Morgan Stanley (MT)	JPM	OBFR -0.15% (M)	TBD	(1,558)	(138)	11
MOS Holdings Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,832)	(66)	—
Nec Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(2,100)	(115)	(2)
Newell Brands Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(14,095)	(126)	(1)
Newell Brands Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,946)	(29)	2
Nexi Spa (MT)	CIT	OBFR -0.26% (M)	TBD	(22,455)	(146)	9
Nikon Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(20,300)	(222)	5
Nordea Bank Abp (MT)	CIT	OBFR -0.25% (M)	TBD	(17,291)	(192)	2
Ocado Group PLC (MT)	JPM	OBFR -0.25% (M)	TBD	(70,915)	(732)	215
Occidental Petroleum Corporation (MT)	CIT	OBFR -0.15% (M)	TBD	(1,819)	(114)	(4)
OceanFirst Financial Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,443)	(91)	13
Old Dominion Freight Line, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(28)	(11)	—
Old Dominion Freight Line, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(510)	(215)	6
Olympus Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(59,500)	(797)	26
Olympus Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(19,500)	(263)	10
On Semiconductor Corporation (MT)	CIT	OBFR +0.00% (M)	TBD	(949)	(89)	1
On Semiconductor Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,252)	(122)	6
Oracle Corporation (MT)	CIT	OBFR +0.10% (M)	TBD	(3,313)	(361)	11
Oracle Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,213)	(153)	25
Orlen S A (MT)	JPM	OBFR -0.50% (M)	TBD	(9,263)	(126)	2
Pacific Premier Bancorp, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,121)	(92)	3
PacWest Bancorp (MT)	JPM	OBFR -2.80% (M)	TBD	(13,896)	(109)	(1)
Paramount Global (MT)	CIT	OBFR -0.25% (M)	TBD	(95,984)	(1,213)	(28)
Park24 Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(8,100)	(113)	11
PayPal Holdings, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,529)	(155)	7
PayPal Holdings, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(5,399)	(313)	(2)
PICC Property and Casualty Company Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(304,000)	(367)	(23)
Pool Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(810)	(279)	(9)
POSCO Future M Co., Ltd. (M)	JPM	OBFR -1.20% (M)	TBD	(3,243)	(1,014)	153
POSCO Holdings Inc. (MT)	JPM	OBRF -0.35% (M)	TBD	(943)	(406)	33
Power Corporation of Canada (MT)	JPM	OBFR -0.25% (M)	TBD	(13,974)	(380)	19
Power Corporation of Canada (MT)	CIT	OBFR -0.20% (M)	TBD	(17,152)	(471)	28
Powerchip Semiconductor Manufacturing Corp. (MT)	JPM	OBFR -1.13% (M)	TBD	(25,000)	(22)	1
Prosperity Bancshares, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,408)	(135)	3
Quanta Services, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(3,552)	(669)	5
Rakuten Group, Inc. (MT)	JPM	OBFR -0.31% (M)	TBD	(270,700)	(1,053)	(54)
Ralph Lauren Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(1,143)	(134)	—
Raymond James Financial, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,323)	(134)	1
Raymond James Financial, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(4,716)	(501)	27
Recruit Holdings Co., Ltd. (MT)	CIT	OBFR -0.25% (M)	TBD	(15,500)	(501)	22
Reinet Investments S.C.A. (MT)	JPM	OBFR -0.40% (M)	TBD	(5,519)	(117)	(5)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Rentokil Initial PLC (MT)	CIT	OBFR -0.25% (M)	TBD	(30,783)	(227)	(2)
Republic Services, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(2,548)	(373)	9
Republic Services, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(605)	(88)	2
Resona Holdings, Inc. (MT)	CIT	OBFR -0.25% (M)	TBD	(12,000)	(70)	3
Restaurant Brands International Limited Partnership (MT)	JPM	OBFR -0.25% (M)	TBD	(3,821)	(259)	3
Restaurant Brands International Limited Partnership (MT)	CIT	OBFR -0.20% (M)	TBD	(5,368)	(365)	5
Revvity, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(1,029)	(113)	(1)
Revvity, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(6,338)	(679)	(20)
Sabre Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(7,045)	(34)	2
SalMar ASA (MT)	CIT	OBFR -0.25% (M)	TBD	(7,740)	(399)	6
Santos Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(17,818)	(88)	(3)
Sartorius Aktiengesellschaft (MT)	CIT	OBFR -0.26% (M)	TBD	(409)	(139)	—
Sartorius Aktiengesellschaft (MT)	JPM	OBFR -0.27% (M)	TBD	(2,399)	(897)	83
Sartorius Stedim Biotech (MT)	JPM	OBFR -0.26% (M)	TBD	(3,969)	(1,122)	176
Sasol (MT)	JPM	OBFR -0.40% (M)	TBD	(9,027)	(116)	(13)
SBI Holdings, Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(12,700)	(270)	3
Sea Limited (MT)	JPM	OBFR -0.15% (M)	TBD	(26,734)	(1,023)	(149)
Securitas AB (MT)	JPM	OBFR -0.30% (M)	TBD	(11,397)	(88)	(2)
Shandong Gold Group Co., Ltd. (M)	JPM	OBFR -0.30% (M)	TBD	(149,750)	(292)	9
SIG Group AG (MT)	CIT	OBFR -0.26% (M)	TBD	(45,049)	(1,121)	7
Sika AG (MT)	CIT	OBFR -0.26% (M)	TBD	(615)	(154)	(2)
Simmons First National Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(8,902)	(153)	1
Simon Property Group, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(1,376)	(157)	7
Sino Biopharmaceutical Limited (MT)	JPM	OBFR -0.30% (M)	TBD	(298,000)	(111)	4
SK Inc. (MT)	JPM	OBFR -0.35% (M)	TBD	(1,468)	(162)	3
SK innovation Co., Ltd. (MT)	JPM	OBFR -0.63% (M)	TBD	(1,551)	(199)	28
SK innovation Co., Ltd. (MT)	JPM	OBFR +0.00% (M)	TBD	(99)	(3)	2
Socionext Inc. (MT)	JPM	OBFR -0.25% (M)	TBD	(3,700)	(395)	27
SoftBank Group Corp (MT)	JPM	OBFR -0.25% (M)	TBD	(11,400)	(492)	8
SoftBank Group Corp (MT)	CIT	OBFR -0.25% (M)	TBD	(5,000)	(210)	(2)
Sony Group Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(2,200)	(181)	—
Southwest Airlines Co. (MT)	CIT	OBFR -0.15% (M)	TBD	(79,275)	(2,184)	32
Square Enix Holdings Co., Ltd. (MT)	JPM	OBFR -0.25% (M)	TBD	(8,500)	(313)	21
Steris Limited (MT)	JPM	OBFR -0.15% (M)	TBD	(3,829)	(853)	13
Straumann Holding AG (MT)	CIT	OBFR -0.26% (M)	TBD	(1,984)	(271)	17
SUMCO Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(22,100)	(293)	5
SUMCO Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(69,000)	(920)	21
Sumitomo Corporation (MT)	JPM	OBFR -0.25% (M)	TBD	(4,000)	(83)	2
Suncorp Group Limited (MT)	JPM	OBFR -0.25% (M)	TBD	(22,975)	(202)	(10)
Suzano Holding S.A. (MT)	CIT	OBFR -0.40% (M)	TBD	(6,367)	(72)	3
Take-Two Interactive Software, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(14,136)	(1,954)	(29)
Talanx Aktiengesellschaft (MT)	JPM	OBFR -0.35% (M)	TBD	(1,825)	(127)	11
Targa Resources Corp. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,427)	(207)	—
TC Energy Corporation (MT)	CIT	OBFR -0.20% (M)	TBD	(10,486)	(379)	7
TDK Corporation (MT)	CIT	OBFR -0.25% (M)	TBD	(2,200)	(82)	(1)
Tecan Group AG (MT)	JPM	OBFR -0.26% (M)	TBD	(1,447)	(547)	59
Telecom Italia SPA (MT)	JPM	OBFR -0.26% (M)	TBD	(324,601)	(108)	7
Telecom Italia SPA (MT)	CIT	OBFR -0.26% (M)	TBD	(2,235,156)	(772)	73
Teledyne Technologies Incorporated (MT)	CIT	OBFR -0.15% (M)	TBD	(678)	(283)	6
The Charles Schwab Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(6,094)	(362)	28
Truist Financial Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(10,404)	(310)	13
Tryg A/S (MT)	CIT	OBFR -0.25% (M)	TBD	(4,464)	(86)	5
Tyson Foods, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(2,983)	(155)	4
Tyson Foods, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(7,910)	(403)	4
UBS Group AG (MT)	JPM	OBFR -0.26% (M)	TBD	(13,142)	(335)	11
V.F. Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(36,850)	(633)	(18)
Valley National Bancorp (MT)	JPM	OBFR -0.15% (M)	TBD	(35,199)	(321)	17
Vanguard Intermediate-Term Corporate Bond ETF (MT)	JPM	OBFR -0.70% (M)	TBD	(60,725)	(4,600)	(14)
Vonovia SE (MT)	CIT	OBFR -0.26% (M)	TBD	(41,370)	(1,056)	59
Washington Federal, Inc. (MT)	JPM	OBFR -0.15% (M)	TBD	(5,668)	(150)	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Waste Management, Inc. (MT)	CIT	OBFR -0.15% (M)	TBD	(3,354)	(525)	14
Welltower OP LLC (MT)	JPM	OBFR -0.15% (M)	TBD	(1,341)	(109)	—
Western Alliance Bancorporation (MT)	JPM	OBFR -0.15% (M)	TBD	(5,989)	(289)	14
Xerox Holdings Corporation (MT)	JPM	OBFR -0.15% (M)	TBD	(2,418)	(40)	2
Xiaomi Corporation (MT)	CIT	OBFR -0.30% (M)	TBD	(195,800)	(302)	(6)
Xiaomi Corporation (M)	JPM	OBFR -0.30% (M)	TBD	(744,800)	(1,131)	(40)
Xpeng Inc. (MT)	JPM	OBFR -1.00% (M)	TBD	(22,100)	(206)	9
Xpeng Inc. (MT)	CIT	OBFR -0.80% (M)	TBD	(143,200)	(1,225)	(53)
Yuhan Corporation (MT)	JPM	OBRF -0.35% (M)	TBD	(553)	(31)	—
Zhuzhou CRRC Times Electric Co., Ltd. (MT)	CIT	OBFR -0.30% (M)	TBD	(39,100)	(137)	2
Zhuzhou CRRC Times Electric Co., Ltd. (MT)	JPM	OBFR -0.30% (M)	TBD	(31,800)	(120)	11
Zions Bancorporation, National Association (MT)	JPM	OBFR -0.15% (M)	TBD	(1,990)	(69)	—
ZTE Corporation (MT)	CIT	OBFR -0.30% (M)	TBD	(26,000)	(82)	4
						1,871

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -1.05% (Q)	BNP	12/15/23	3,256	—	(46)

INDEX
Citi EQ US 1W Volatility Carry Index (Q) ‡	Fixed Rate of +0.00% (Q)	CIT	03/15/24	13	—	—

Total return swap agreements - paying return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (A)	SOFR -1.50% (A)	BNP	12/15/23	(2,041)	—	29
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.40% (Q)	BNP	12/15/23	(10,469)	—	254
iShares iBoxx $ Investment Grade Corporate Bond ETF (Q)	SOFR -0.30% (Q)	JPM	12/15/23	(11,372)	—	276
					—	559

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,016,882	519,865	2,126	1,538,873
Government And Agency Obligations	—	457,888	—	457,888
Corporate Bonds And Notes	—	196,339	370	196,709
Non-U.S. Government Agency Asset-Backed Securities	—	104,414	—	104,414
Investment Companies	41,168	—	—	41,168
Senior Floating Rate Instruments	—	40,084	960	41,044
Preferred Stocks	12,878	—	—	12,878
Warrants	12	1	1	14
Short Term Investments	365,708	22,970	—	388,678
	1,436,648	1,341,561	3,457	2,781,666
Liabilities - Securities
Common Stocks	(4,226)	—	—	(4,226)
	(4,226)	—	—	(4,226)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Allocation Fund (continued)
Assets - Investments in Other Financial Instruments[1]
OTC Purchased Barrier Options	—	341	—	341
Futures Contracts	18,712	—	—	18,712
Centrally Cleared Interest Rate Swap Agreements	—	8,623	—	8,623
Centrally Cleared Credit Default Swap Agreements	—	954	—	954
Exchange Traded Purchased Options	3,499	—	—	3,499
OTC Purchased Options	—	2,750	—	2,750
Open Forward Foreign Currency Contracts	—	1,588	—	1,588
OTC Interest Rate Swap Agreements	—	839	—	839
OTC Credit Default Swap Agreements	—	34	—	34
OTC Contracts for Difference	—	2,698	—	2,698
OTC Total Return Swap Agreements	—	559	—	559
	22,211	18,386	—	40,597
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Barrier Options	—	—	—	—
Futures Contracts	(11,797)	—	—	(11,797)
Centrally Cleared Interest Rate Swap Agreements	—	(13,396)	—	(13,396)
Centrally Cleared Credit Default Swap Agreements	—	(2)	—	(2)
Exchange Traded Written Options	(4,077)	—	—	(4,077)
OTC Written Options	—	(10,439)	—	(10,439)
Open Forward Foreign Currency Contracts	—	(5,304)	—	(5,304)
OTC Interest Rate Swap Agreements	—	(2,170)	—	(2,170)
OTC Credit Default Swap Agreements	—	(276)	—	(276)
OTC Contracts for Difference	—	(827)	—	(827)
OTC Total Return Swap Agreements	—	(46)	—	(46)
	(15,874)	(32,460)	—	(48,334)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 98.1%
United States of America 37.6%
AGCO Corporation	172	20,381
Albemarle Corporation	99	16,795
Alcoa Corporation	261	7,591
Archer-Daniels-Midland Company	317	23,868
Bunge Limited	224	24,256
CF Industries Holdings, Inc.	490	42,041
Cheniere Energy, Inc.	157	25,997
Chevron Corporation	75	12,553
ConocoPhillips	307	36,816
Darling Ingredients Inc. (a)	184	9,581
Deere & Company	71	26,823
EOG Resources, Inc.	101	12,845
Exxon Mobil Corporation	599	70,458
Freeport-McMoRan Inc.	719	26,811
Hess Corporation	64	9,747
Newmont Corporation	265	9,805
Packaging Corporation of America	146	22,374
Schlumberger Limited	283	16,496
		415,238
Canada 19.3%
Barrick Gold Corporation	281	4,087
Cameco Corporation	330	13,097
Canadian Natural Resources Limited	388	25,073
Cenovus Energy Inc.	659	13,718
Filo Corp. (a) (b)	246	3,497
Filo Corp. (a)	132	1,970
First Quantum Minerals Ltd	1,258	29,725
Franco-Nevada Corporation	78	10,436
Marathon Gold Corporation (a)	115	51
Nutrien Ltd. (c)	404	24,962
Pure Gold Mining Inc. (a) (b)	428	5
Stelco Holdings Inc.	614	16,971
Teck Resources Limited - Class B	752	32,380
Wheaton Precious Metals Corp. (c)	907	36,777
		212,749
Netherlands 7.7%
Shell PLC - Class A	2,690	85,540
France 5.9%
TotalEnergies SE	989	65,254
United Kingdom 5.5%
Anglo American PLC	408	11,205
BP P.L.C.	7,614	49,362
		60,567
Switzerland 4.4%
Glencore PLC	8,529	48,799
Australia 3.8%
BHP Group Limited	1,456	41,467
Brazil 3.6%
Vale S.A. - ADR	3,001	40,217
Ireland 2.7%
Kerry Group Public Limited Company - Class A (c)	122	10,193
Smurfit Kappa Funding Designated Activity Company (c)	582	19,319
		29,512
Norway 2.4%
Norsk Hydro ASA	4,175	26,129
Luxembourg 1.6%
ArcelorMittal - ADR (c)	708	17,721
Italy 1.5%
Eni S.p.A.	1,050	16,924
Finland 1.3%
UPM-Kymmene Oyj	434	14,863
Portugal 0.8%
Galp Energia, SGPS, S.A.	577	8,578
Russian Federation 0.0%
Public Joint Stock Company Gazprom (a) (b) (d)	5,692	—
Public Joint Stock Company Polyus (a) (b) (d)	106	—
Total Common Stocks (cost $1,113,224)		1,083,558
SHORT TERM INVESTMENTS 4.7%
Securities Lending Collateral 3.1%
JNL Government Money Market Fund - Class SL, 5.26% (e) (f)	34,292	34,292
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 5.16% (e) (f)	17,277	17,277
Total Short Term Investments (cost $51,569)		51,569
Total Investments 102.8% (cost $1,164,793)		1,135,127
Other Assets and Liabilities, Net (2.8)%		(30,897)
Total Net Assets 100.0%		1,104,230

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2023.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/BlackRock Global Natural Resources Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	44,981	399,826	427,530	1,122	—	—	17,277	1.6
JNL Government Money Market Fund, 5.26% - Class SL	—	205,914	171,622	201	—	—	34,292	3.1
JNL Securities Lending Collateral Fund - Institutional Class	44	111,633	111,677	215	—	—	—	—
	45,025	717,373	710,829	1,538	—	—	51,569	4.7

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Gazprom	08/27/21	25,117	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/BlackRock Global Natural Resources Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Company Polyus	03/10/20	15,311	—	—
		40,428	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	415,238	—	—	415,238
Canada	209,247	—	3,502	212,749
Netherlands	—	85,540	—	85,540
France	—	65,254	—	65,254
United Kingdom	—	60,567	—	60,567
Switzerland	—	48,799	—	48,799
Australia	—	41,467	—	41,467
Brazil	40,217	—	—	40,217
Ireland	—	29,512	—	29,512
Norway	—	26,129	—	26,129
Luxembourg	17,721	—	—	17,721
Italy	—	16,924	—	16,924
Finland	—	14,863	—	14,863
Portugal	—	8,578	—	8,578
Short Term Investments	51,569	—	—	51,569
	733,992	397,633	3,502	1,135,127

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 99.8%
Information Technology 43.6%
Apple Inc.	1,933	330,916
ASML Holding N.V. - ADR	173	102,001
Broadcom Inc.	146	121,199
Cadence Design Systems, Inc. (a)	343	80,291
Intuit Inc.	324	165,592
KLA Corporation	168	76,983
Microsoft Corporation	1,103	348,359
MongoDB, Inc. - Class A (a)	30	10,264
NVIDIA Corporation	551	239,788
Palo Alto Networks, Inc. (a)	183	42,957
Roper Technologies, Inc.	135	65,324
ServiceNow, Inc. (a)	112	62,831
Shopify Inc. - Class A (a)	737	40,218
		1,686,723
Consumer Discretionary 16.6%
Amazon.com, Inc. (a)	2,459	312,592
Chipotle Mexican Grill, Inc. (a)	23	42,064
Evolution AB (publ) (b)	531	53,526
LVMH Moet Hennessy Louis Vuitton	75	56,518
NIKE, Inc. - Class B	189	18,096
Ross Stores, Inc.	271	30,657
Tesla Inc. (a)	513	128,317
		641,770
Health Care 13.7%
Boston Scientific Corporation (a)	736	38,852
Danaher Corporation	279	69,310
Eli Lilly and Company	217	116,453
IDEXX Laboratories, Inc. (a)	78	34,053
Intuitive Surgical, Inc. (a)	248	72,404
Thermo Fisher Scientific Inc.	105	53,047
UnitedHealth Group Incorporated	221	111,538
Zoetis Inc. - Class A	203	35,254
		530,911
Financials 11.8%
Blackstone Inc. - Class A	483	51,799
MasterCard Incorporated - Class A	235	93,086
MSCI Inc. - Class A	156	80,083
S&P Global Inc.	198	72,199
Visa Inc. - Class A	692	159,107
		456,274
Communication Services 8.6%
Alphabet Inc. - Class A (a)	1,424	186,345
Meta Platforms, Inc. - Class A (a)	190	56,926
Netflix, Inc. (a)	235	88,615
		331,886
Industrials 3.3%
TransDigm Group Incorporated (a)	114	96,316
Waste Connections, Inc.	249	33,436
		129,752
Energy 1.1%
Cheniere Energy, Inc.	263	43,692
Materials 1.1%
The Sherwin-Williams Company	171	43,583
Total Common Stocks (cost $2,881,164)		3,864,591
Total Investments 99.8% (cost $2,881,164)		3,864,591
Other Assets and Liabilities, Net 0.2%		7,100
Total Net Assets 100.0%		3,871,691

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

JNL/BlackRock Large Cap Select Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	17,205	355,992	373,197	226	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	—	—	—	—	—	—	—
	17,205	355,992	373,197	226	—	—	—	—

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Evolution AB (publ)	10/01/21	68,901	53,526	1.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,754,547	110,044	—	3,864,591
	3,754,547	110,044	—	3,864,591

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 94.1%
United Kingdom 29.5%
AstraZeneca PLC	270	36,410
Barclays PLC	23,786	45,725
BP P.L.C.	8,882	57,583
British American Tobacco P.L.C.	905	28,416
Compass Group PLC	859	20,928
Diageo PLC	939	34,560
GSK PLC	1,902	34,445
Legal & General Group PLC	5,188	14,012
NatWest Group PLC	3,189	9,128
Reckitt Benckiser Group PLC	726	51,210
Relx PLC	586	19,835
Relx PLC	297	10,024
Rio Tinto PLC	479	30,130
Rolls-Royce PLC (a)	38,920	104,481
SEGRO Public Limited Company	514	4,492
Unilever PLC	504	24,949
		526,328
France 14.8%
Alstom (b)	1,687	40,090
AXA	1,122	33,335
BNP Paribas	191	12,163
Carrefour	1,077	18,502
Danone	851	46,894
Kering	49	22,290
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	114	19,117
Sanofi	363	38,967
Valeo	751	12,883
VINCI	172	19,041
		263,282
Germany 9.2%
Allianz SE	126	29,992
Bayer Aktiengesellschaft - Class N	342	16,404
Deutsche Telekom AG - Class N	2,010	42,199
RWE Aktiengesellschaft	691	25,646
SAP SE	393	50,804
		165,045
Netherlands 7.9%
Akzo Nobel N.V.	516	37,312
ING Groep N.V.	2,041	27,042
Koninklijke Philips N.V.	1,561	31,279
Shell PLC - Class A	1,386	44,747
		140,380
Japan 6.8%
FANUC Corporation	1,358	35,143
Murata Manufacturing Co., Ltd.	2,288	41,818
Sumitomo Mitsui Financial Group, Inc.	279	13,706
Takeda Pharmaceutical Co Ltd	934	29,021
Tokyo Electron Limited	11	1,457
		121,145
Italy 5.9%
Enel S.p.A	7,931	48,677
UniCredit S.p.A.	2,344	56,140
		104,817
South Korea 5.7%
Samsung Electronics Co Ltd	1,445	73,023
SK Hynix Inc.	334	28,371
		101,394
Switzerland 3.4%
Novartis AG - Class N	286	29,256
UBS Group AG	499	12,300
Zurich Insurance Group AG - Class N	41	18,766
		60,322
Spain 3.3%
AENA, S.M.E., S.A. (c)	164	24,691
Amadeus IT Holding, S.A. (c)	309	18,628
Iberdrola, Sociedad Anonima	1,415	15,839
		59,158
Canada 2.3%
Alimentation Couche-Tard Inc.	445	22,603
Canadian Pacific Kansas City Limited	243	18,062
		40,665
Belgium 1.5%
Anheuser-Busch InBev	473	26,159
Ireland 1.3%
Ryanair Holdings Public Limited Company - ADR (a)	241	23,450
China 1.1%
Beijing Capital International Airport Co., Ltd. - Class H (a)	9,838	4,549
Tencent Holdings Limited	386	14,973
		19,522
Singapore 0.8%
United Overseas Bank Limited	741	15,404
Brazil 0.6%
Banco Bradesco S.A. - ADR	3,819	10,884
Total Common Stocks (cost $1,599,357)		1,677,955
PREFERRED STOCKS 2.9%
Switzerland 2.9%
Roche Holding AG	189	51,805
Total Preferred Stocks (cost $61,975)		51,805
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.5%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	61,780	61,780
Total Short Term Investments (cost $61,780)		61,780
Total Investments 100.5% (cost $1,723,112)		1,791,540
Other Assets and Liabilities, Net (0.5)%		(9,339)
Total Net Assets 100.0%		1,782,201

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Causeway International Value Select Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	2,114	502,635	442,969	1,382	—	—	61,780	3.5
JNL Government Money Market Fund, 5.26% - Class SL	—	224,471	224,471	253	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Causeway International Value Select Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Securities Lending Collateral Fund - Institutional Class	—	76,393	76,393	207	—	—	—	—
	2,114	803,499	743,833	1,842	—	—	61,780	3.5

JNL/Causeway International Value Select Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	05/14/20	24,507	24,691	1.4
Amadeus IT Holding, S.A.	04/14/21	20,125	18,628	1.0
		44,632	43,319	2.4

JNL/Causeway International Value Select Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	CIT	10/03/23	HKD	6,166	787	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	74,999	1,602,956	—	1,677,955
Preferred Stocks	51,805	—	—	51,805
Short Term Investments	61,780	—	—	61,780
	188,584	1,602,956	—	1,791,540
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 98.0%
Information Technology 35.0%
Adobe Inc. (a)	68	34,884
Apple Inc.	406	69,444
ASML Holding N.V. - ADR	40	23,699
Atlassian Corporation - Class A (a)	90	18,037
Intel Corporation	373	13,260
Intuit Inc.	39	20,131
Microsoft Corporation	369	116,470
NVIDIA Corporation	232	100,801
Palo Alto Networks, Inc. (a)	148	34,763
Salesforce, Inc. (a)	163	32,978
Splunk Inc. (a)	118	17,214
Unity Software Inc. (a)	138	4,316
Workday, Inc. - Class A (a)	93	19,932
		505,929
Health Care 15.3%
Alcon AG	345	26,561
DexCom, Inc. (a)	189	17,596
Eli Lilly and Company	31	16,597
Intuitive Surgical, Inc. (a)	103	30,106
Stryker Corporation	84	23,064
Thermo Fisher Scientific Inc.	61	30,854
UnitedHealth Group Incorporated	102	51,196
Zoetis Inc. - Class A	145	25,211
		221,185
Consumer Discretionary 11.0%
Amazon.com, Inc. (a)	832	105,820
Aptiv PLC (a)	182	17,911
NIKE, Inc. - Class B	226	21,658
Tesla Inc. (a)	56	14,062
		159,451
Industrials 10.7%
Eaton Corporation Public Limited Company	154	32,766
RTX Corporation	262	18,837
Uber Technologies, Inc. (a)	658	30,276
Union Pacific Corporation	95	19,365
United Parcel Service, Inc. - Class B	135	21,094
W. W. Grainger, Inc.	48	32,894
		155,232
Financials 9.9%
Marsh & Mclennan Companies, Inc.	129	24,549
PayPal Holdings, Inc. (a)	325	19,014
S&P Global Inc.	81	29,619
Visa Inc. - Class A	304	69,999
		143,181
Communication Services 8.0%
Meta Platforms, Inc. - Class A (a)	230	69,193
Netflix, Inc. (a)	123	46,520
		115,713
Consumer Staples 3.8%
Monster Beverage 1990 Corporation (a)	481	25,485
Target Corporation	122	13,523
The Estee Lauder Companies Inc. - Class A	112	16,247
		55,255
Materials 1.7%
The Sherwin-Williams Company	97	24,612
Real Estate 1.6%
Equinix, Inc.	33	24,006
Utilities 1.0%
NextEra Energy, Inc.	242	13,881
Total Common Stocks (cost $1,100,466)		1,418,445
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	24,174	24,174
Total Short Term Investments (cost $24,174)		24,174
Total Investments 99.7% (cost $1,124,640)		1,442,619
Other Assets and Liabilities, Net 0.3%		4,345
Total Net Assets 100.0%		1,446,964

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/ClearBridge Large Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	28,519	219,294	223,639	728	—	—	24,174	1.7
JNL Government Money Market Fund, 5.26% - Class SL	—	34,302	34,302	22	—	—	—	—
	28,519	253,596	257,941	750	—	—	24,174	1.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,418,445	—	—	1,418,445
Short Term Investments	24,174	—	—	24,174
	1,442,619	—	—	1,442,619

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.7%
Japan 22.1%
Advantest Corporation	11	313
Aeon Co., Ltd.	6	113
AEON MALL Co., Ltd.	—	5
AGC Inc.	11	378
Ai Holdings Corporation	1	9
Aica Kogyo Company, Limited	1	18
Ajinomoto Co., Inc.	5	200
Alps Alpine Co., Ltd.	7	57
Anritsu Corporation (a)	40	284
Asahi Group Holdings, Ltd.	5	191
Asahi Kasei Corporation	42	265
Azbil Corporation	2	67
Bandai Namco Holdings Inc.	4	79
Bridgestone Corporation	8	319
Canon Inc.	4	99
Capcom Co., Ltd.	2	65
Central Japan Railway Company	3	73
Chubu Electric Power Co., Inc.	8	98
Chugai Pharmaceutical Co., Ltd.	4	130
Concordia Financial Group, Ltd.	150	681
CyberAgent, Inc. (a)	28	148
Dai Nippon Printing Co., Ltd.	4	101
Daicel Corporation. (a)	26	216
Daifuku Co., Ltd.	6	115
Dai-ichi Life Holdings, Inc.	10	204
Daiichi Sankyo Company, Ltd	2	47
Daikin Industries, Ltd.	1	188
Daito Trust Construction Co., Ltd.	2	179
Daiwa House Industry Co., Ltd.	9	239
Daiwa Securities Group Inc. (a)	26	150
DENSO Corporation	7	109
DISCO Corporation	2	294
DMG Mori Co., Ltd.	56	948
Dowa Holdings Co., Ltd.	12	357
East Japan Railway Company	1	52
EBARA Corporation	5	243
Eisai Co., Ltd.	1	44
Electric Power Development Co., Ltd. - Class D	4	71
ENEOS Holdings, Inc. (a)	163	641
Exeo, K.K. (a)	9	180
Ezaki Glico Co., Ltd.	19	517
FANCL Corporation	1	11
FANUC Corporation	2	39
Fast Retailing Co., Ltd.	1	262
Fuji Corporation	29	451
FUJIFILM Holdings Corporation	2	110
Fujitsu Limited	2	199
Fukuoka Financial Group, Inc.	42	991
Hamamatsu Photonics K.K.	1	42
HASEKO Corporation (a)	53	676
Hitachi, Ltd.	12	768
Hokkaido Electric Power Co., Inc.	16	68
Honda Motor Co., Ltd. - ADR (a)	1	25
Honda Motor Co., Ltd.	38	432
HORIBA, Ltd.	2	108
Hoya Corporation	2	224
IBIDEN Co., Ltd.	6	304
Idemitsu Kosan Co., Ltd.	23	527
IHI Corporation	11	239
INFRONEER Holdings Inc.	2	23
Inpex Corporation	23	336
Isuzu Motors Limited	30	377
ITOCHU Corporation	15	523
Japan Airport Terminal Co., Ltd.	1	42
Japan Exchange Group, Inc.	15	278
Japan Petroleum Exploration Co., Ltd.	3	94
Japan Post Holdings Co., Ltd.	12	93
Japan Tobacco Inc.	14	311
JEOL Ltd.	6	176
JGC Holdings Corporation	37	506
Kaga Electronics Co., Ltd.	4	182
Kagome Co., Ltd.	4	80
Kaleidoscape, Y.K.	5	67
Kao Corporation	4	141
Kawasaki Heavy Industries, Ltd.	7	179
KDDI Corporation	15	462
Kewpie Corporation	7	113
Keyence Corporation	1	222
Kikkoman Corporation	2	120
Kintetsu Group Holdings Co., Ltd.	2	43
Kirin Holdings Company, Ltd	14	191
Komatsu Ltd.	10	269
Konami Holdings Corporation (a)	2	84
Konica Minolta, Inc.	183	594
Kubota Corporation	4	60
KYOCERA Corporation	2	91
Kyowa Kirin Co., Ltd.	2	28
Kyushu Electric Power Co., Inc.	24	157
Lasertec Co., Ltd.	2	279
LIXIL Corporation	39	454
M3, Inc.	4	76
Mabuchi Motor Co., Ltd.	17	516
Makita Corporation	1	27
Marubeni Corporation	18	279
Marui Group Co.Ltd. (a)	41	671
Matsuki Yokokokara & Company Co., Ltd.	3	59
Meiji Holdings Co., Ltd.	10	238
Mercari, Inc. (b)	12	247
Minebeamitsumi Inc.	7	119
MIRAIT ONE Corporation	70	923
MISUMI Group Inc.	5	84
Mitsubishi Chemical Group Corporation	63	398
Mitsubishi Corporation	11	505
Mitsubishi Electric Corporation	9	111
Mitsubishi Estate Co., Ltd.	5	68
Mitsubishi Heavy Industries, Ltd.	4	212
Mitsubishi UFJ Financial Group Inc	72	606
Mitsui & Co., Ltd.	8	301
Mitsui Fudosan Co., Ltd.	6	123
Mitsui Mining & Smelting Co., Ltd. (a)	10	254
Mitsui O.S.K. Lines, Ltd. (a)	7	198
Mizuho Financial Group, Inc.	14	235
MonotaRO Co., Ltd.	7	71
MS&AD Insurance Group Holdings, Inc.	3	106
Murata Manufacturing Co., Ltd.	15	269
Nabtesco Corporation.	4	72
Nagase & Co., Ltd.	48	746
Nagoya Railroad Co., Ltd.	11	168
NEC Corporation	13	702
Net One Systems Co., Ltd.	12	235
NEXON Co., Ltd.	1	18
Nidec Corporation	3	134
Nihon M&A Center Holdings Inc.	75	360
Nintendo Co., Ltd.	7	292
Nippon Express Co., Ltd.	10	495
Nippon Gas Co., Ltd.	112	1,664
Nippon Paint Holdings Co., Ltd.	2	11
Nippon Sanso Holdings Corporation	3	61
Nippon Steel Corporation (a)	14	323
Nippon Telegraph and Telephone Corporation	150	177
Nippon Yusen Kabushiki Kaisha (a)	18	468
Nissan Motor Co., Ltd. (a)	19	85
Nissin Chemical Corporation	4	153
Nitori Holdings Co., Ltd.	2	167
Nitto Denko Corporation	7	459
Nomura Holdings, Inc.	46	182
Nomura Holdings, Inc. - ADR	4	15
Nomura Research Institute Ltd	3	81
NTT DATA Corporation	6	81
OBIC Co., Ltd.	—	45
Ohsho Food Service Corporation	—	18
Oji Holdings Corporation	98	411
Olympus Corporation	9	115
OMRON Corporation	1	49
Ono Pharmaceutical Co., Ltd.	9	174
Oriental Land Co., Ltd.	2	59

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
ORIX Corporation	18	340
Osaka Gas Co., Ltd.	3	49
Otsuka Corporation	2	76
Otsuka Holdings Co., Ltd.	2	53
Pan Pacific International Holdings Corporation	8	174
Panasonic Holdings Corporation	31	352
Park24 Co., Ltd. (b)	24	304
Penta-Ocean Construction Co., Ltd.	33	196
Pigeon Corporation	34	383
Rakuten Group, Inc.	8	31
Recruit Holdings Co., Ltd.	10	298
Renesas Electronics Corporation (b)	12	183
Resona Holdings, Inc.	40	218
Resonac Holdings Corporation	10	162
ROHM Co., Ltd.	5	104
Ryohin Keikaku Co., Ltd.	56	730
Sanken Electric Co., Ltd.	4	259
Sankyu Inc.	22	745
Sawai Group Holdings Co., Ltd.	24	729
SBI Holdings, Inc.	5	97
Secom Co., Ltd.	2	108
Seiko Epson Corporation.	2	28
Sekisui Chemical Co., Ltd.	17	239
Sekisui House, Ltd.	10	207
Seven & I Holdings Co., Ltd.	14	544
SG Holdings Co., Ltd.	6	76
Shikoku Electric Power Company, Incorporated	15	101
Shimadzu Corporation	5	127
Shimano Inc.	2	215
Shin-Etsu Chemical Co., Ltd.	15	420
Shionogi & Co., Ltd.	5	206
Ship Healthcare Holdings, Inc.	57	860
Shiseido Company, Limited	2	67
Shizuoka Financial Group, Inc.	24	199
SMC Corporation	—	89
Softbank Corp.	17	188
SoftBank Group Corp	10	423
Sohgo Security Services Co., Ltd.	36	217
Sompo Holdings, Inc.	4	154
Sony Group Corporation	13	1,072
Sotetsu Holdings Inc.	6	122
Subaru Corporation.	26	508
SUMCO Corporation	19	244
Sumitomo Chemical Company, Limited	21	57
Sumitomo Corporation	10	194
Sumitomo Electric Industries, Ltd.	17	198
Sumitomo Forestry Co., Ltd.	1	36
Sumitomo Metal Mining Co., Ltd.	9	271
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	3	30
Sumitomo Mitsui Financial Group, Inc.	8	369
Sumitomo Mitsui Trust Bank, Limited	6	237
Sumitomo Realty & Development Co., Ltd.	6	148
Suntory Beverage & Food Limited	4	110
Suzuki Motor Corporation	5	217
Sysmex Corporation	4	176
T&D Holdings, lnc.	10	171
Taiheiyo Cement Corporation	26	461
Taisei Corporation	4	130
Takashimaya Company, Limited	8	116
Takeda Pharmaceutical Co Ltd	12	364
TBS Holdings, Inc.	2	25
TDK Corporation	16	573
TechnoPro Holdings, Inc.	20	440
Terumo Corporation	2	63
The Hachijuni Bank, Ltd.	113	620
TIS Inc.	5	105
TOBU Railway Co., LTD.	1	33
Tokai Carbon Co., Ltd.	93	725
Tokio Marine Holdings, Inc.	19	442
Tokyo Electric Power Company Holdings, Inc. (b)	20	89
Tokyo Electron Limited	3	368
Tokyo Gas Co., Ltd.	4	93
Tokyo Seimitsu Co., Ltd.	4	190
Tokyu Corporation	5	55
Tokyu Fudosan Holdings Corporation	189	1,164
TOPCON Corporation	16	171
Toray Industries, Inc.	24	126
Toyo Tire Corporation	41	627
Toyota Industries Corporation	1	79
Toyota Motor Corporation	67	1,202
Toyota Tsusho Corporation	7	428
Trend Micro Incorporated	3	125
Tsumura & Co.	15	273
UBE Corporation	39	660
Unicharm Corporation	2	71
UNIZO Holdings Company, Limited	41	693
West Japan Railway Company	2	79
Yakult Honsha Co., Ltd.	2	44
Yamaha Corporation	1	30
Yamaha Motor Co., Ltd.	16	410
Yaskawa Electric Corporation	4	158
Yokogawa Electric Corporation	3	64
Yoshinoya Holdings Co., Ltd.	14	258
Z Holdings Corporation	8	23
		60,942
United Kingdom 11.4%
3i Group plc	37	935
Airtel Africa PLC	52	79
Anglo American PLC	16	443
Ashtead Group Public Limited Company	9	547
Associated British Foods PLC	1	28
AstraZeneca PLC - ADR	9	613
AstraZeneca PLC	1	189
Aviva PLC	28	133
Babcock International Group PLC (b)	14	73
BAE Systems PLC	22	269
Balfour Beatty PLC	30	117
Barclays PLC	268	516
Barclays PLC - ADR	6	44
Barratt Developments P L C	65	349
Beazley Ireland Holdings PLC	113	757
Bellway P L C	8	219
BP P.L.C. - ADR	8	313
BP P.L.C.	300	1,944
British American Tobacco P.L.C.	14	426
Britvic PLC	78	822
BT Group PLC	260	369
Bunzl Public Limited Company	4	138
Centrica PLC	509	956
Compass Group PLC	12	284
Croda International Public Limited Company	2	143
CVS Group PLC	1	13
DCC Public Limited Company	—	26
Diageo PLC - ADR	1	186
Diageo PLC	10	378
Diploma PLC	1	24
Domino's Pizza Group PLC	9	43
Entain PLC	5	55
Experian PLC	12	398
Ferguson Holdings Limited	2	284
Fiat Chrysler Automobiles N.V.	43	819
Games Workshop Group PLC	13	1,725
GSK PLC	41	749
GSK PLC - ADR	1	29
Haleon PLC	32	131
Haleon PLC - ADR (a)	1	8
Harbour Energy PLC	22	69
Hargreaves Lansdown PLC	29	270
Hays PLC	233	309
Howden Joinery Group PLC	4	33
HSBC Holdings PLC - ADR (a)	8	320
HSBC Holdings PLC	86	672
IG Group Holdings PLC	21	166
IMI PLC	24	464
Imperial Brands PLC	23	463
Informa Jersey Limited	26	240
ITV PLC	199	170
J Sainsbury PLC	74	229
Jet2 PLC	4	49

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Johnson Matthey PLC	8	162
Kainos Group PLC	1	15
Kingfisher PLC	195	529
Legal & General Group PLC	71	192
Lloyds Banking Group PLC - ADR	17	35
Lloyds Banking Group PLC	627	338
London Stock Exchange Group PLC	1	144
Man Group PLC	78	212
Marks and Spencer Group P.L.C. (b)	243	702
Melrose Industries PLC (b)	135	769
Mondi PLC	19	313
National Grid PLC	6	66
National Grid PLC - ADR (a)	2	112
NatWest Group PLC	56	160
NatWest Group PLC - ADR (a)	3	19
Next PLC	3	294
QinetiQ Group PLC	58	225
Reckitt Benckiser Group PLC	5	343
Relx PLC	8	270
Relx PLC - ADR	5	176
Rentokil Initial PLC	30	222
Rightmove PLC	49	335
Rio Tinto PLC - ADR	2	131
Rio Tinto PLC	15	972
Rolls-Royce PLC (b)	123	331
Rotork P.L.C.	6	24
RS Group PLC	2	19
Severn Trent PLC	6	182
Smiths Group PLC	15	288
SSE PLC	15	285
Standard Chartered PLC	55	509
Tate & Lyle Public Limited Company	56	465
Taylor Wimpey PLC	366	522
Tesco PLC	113	364
The Sage Group PLC.	6	78
Unilever PLC	13	624
Unilever PLC - ADR	8	416
United Utilities PLC	32	367
Vistry Group PLC	23	250
Vodafone Group Public Limited Company	620	582
Weir Group PLC(The)	7	171
WPP 2012 Limited	12	110
WPP 2012 Limited - ADR (a)	1	36
		31,387
Canada 10.6%
Agnico Eagle Mines Limited	13	611
Alamos Gold Inc - Class A	15	168
Alimentation Couche-Tard Inc.	7	378
ATCO Ltd. - Class I	3	79
ATS Corporation (b)	7	294
Bank of Montreal	10	876
Barrick Gold Corporation	11	158
BCE Inc.	2	76
Bombardier Inc. - Class B (b)	4	139
Boralex Inc. - Class A	2	36
Brookfield Corporation - Class A	10	307
BRP Inc.	2	174
CAE Inc. (b)	7	153
Canadian Imperial Bank of Commerce (a)	8	294
Canadian National Railway Company	4	401
Canadian Natural Resources Limited	14	908
Canadian Pacific Kansas City Limited	2	149
Canadian Tire Corporation, Limited - Class A	6	604
Canadian Utilities Limited - Class A	6	118
Capital Power Corporation	10	274
Cenovus Energy Inc.	27	570
CGI Inc. - Class A (b)	3	343
CGI Inc. - Class A (b)	—	37
CI Financial Corp. (a)	40	460
Constellation Software Inc.	—	413
Crescent Point Energy Corp.	117	971
Dollarama Inc.	6	427
Eldorado Gold Corporation (b)	17	156
Element Fleet Management Corp.	1	21
Emera Incorporated	4	154
Enbridge Inc.	8	275
Enerplus Corporation	39	683
Fairfax Financial Holdings Limited	1	408
Finning International Inc.	23	681
First Quantum Minerals Ltd	14	331
Fortis Inc. (a)	1	40
Fortis Inc.	4	138
Franco-Nevada Corporation	1	81
GFL Environmental Inc.	2	73
Gildan Activewear Inc. - Class A	8	230
iA Societe Financiere Inc.	5	326
IGM Financial Inc. (a)	8	206
Imperial Oil Limited	6	340
Intact Financial Corporation	3	437
Kinross Gold Corporation	60	273
Linamar Corporation	8	398
Loblaw Companies Limited	3	280
Lundin Mining Corporation	4	30
Manulife Financial Corporation	36	662
Methanex Corporation	4	196
Metro Inc. - Class A	4	208
National Bank of Canada	13	886
Northland Power Inc. (a)	17	271
Nutrien Ltd.	9	537
ONEX Corporation	8	459
Open Text Corporation	1	35
Pan American Silver Corp. (a)	42	608
Pembina Pipeline Corporation	19	567
Prairiesky Royalty Ltd. (a)	15	276
Quebecor Inc. - Class B	4	88
Restaurant Brands International Limited Partnership	5	340
Rogers Communications Inc. - Class B	9	361
Royal Bank of Canada	—	32
Royal Bank of Canada	18	1,540
Shopify Inc. - Class A (b)	—	20
Stantec Inc.	8	539
Stella-Jones Inc.	8	402
Sun Life Financial Inc.	4	205
Suncor Energy Inc.	31	1,064
TC Energy Corporation (a)	13	461
Teck Resources Limited - Class B	21	890
The Bank of Nova Scotia (a)	11	498
The Descartes Systems Group Inc. (b)	1	66
The Toronto-Dominion Bank (a)	3	189
The Toronto-Dominion Bank (a)	9	567
Thomson Reuters Corporation	—	60
Tourmaline Oil Corp	13	672
TransAlta Corporation	29	251
Tricon Residential Inc.	20	151
Waste Connections, Inc.	1	121
West Fraser Timber Co. Ltd.	6	458
Wheaton Precious Metals Corp.	2	78
Whitecap Resources Inc. (a)	35	295
Winpak Ltd.	2	66
		29,098
France 8.8%
Accor	10	351
Adevinta ASA - Class B (b) (c)	2	20
Aeroports de Paris	1	165
Airbus SE	6	793
ALD (c)	6	47
Alten	3	362
Arkema	6	609
AXA	13	394
BNP Paribas	7	429
Bouygues	9	304
Bureau Veritas	10	243
Capgemini	5	856
Carrefour	19	322
Compagnie De Saint-Gobain	16	941
Compagnie Generale des Etablissements Michelin	4	136
Credit Agricole SA	15	185
Danone	2	128

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Dassault Aviation	1	138
Dassault Systemes	1	47
Edenred	4	267
Eiffage	6	607
Elis Services	10	176
Engie	25	378
EssilorLuxottica	1	184
Eurazeo	6	372
EUROAPI (b)	—	2
Euronext N.V. (d)	4	268
Forvia (b)	14	282
Gaztransport Et Technigaz	1	133
Getlink S.E.	11	175
Hermes International	—	368
JCDecaux SE (b)	4	69
Kering	1	348
La Francaise Des Jeux (c)	5	161
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	3	542
Legrand	5	433
L'Oreal	2	807
LVMH Moet Hennessy Louis Vuitton	2	1,700
Neoen	1	28
Orange	103	1,177
Pernod Ricard	1	168
Publicis Groupe SA	1	98
Remy Cointreau	—	12
Renault	9	353
Rexel	14	322
Safran	3	465
Sanofi	5	575
Sartorius Stedim Biotech	—	36
Schneider Electric SE	2	278
Societe d'exploitation Hoteliere	—	32
Societe Generale	13	321
Soitec (b)	—	72
Spie SA	1	22
Technip Energies N.V.	20	506
Teleperformance SE	1	103
Thales	1	179
Tikehau Capital (a)	5	109
TotalEnergies SE	53	3,520
Ubisoft Entertainment (b)	5	169
Valeo	21	362
Veolia Environnement-VE	6	177
Verallia	4	151
VINCI	7	729
Vivendi SE	9	75
Worldline (b) (d)	14	383
		24,164
Switzerland 7.6%
ABB Ltd - Class N	21	750
Accelleron Industries AG	1	22
Adecco Group AG - Class N	4	145
Alcon AG	6	479
Alcon AG	5	411
Barry Callebaut AG - Class N	—	123
BELIMO Holding AG - Class N	—	227
BKW Energie AG	—	54
Bucher Industries AG	—	126
Clariant AG - Class N	15	237
Compagnie Financiere Richemont SA	3	342
Datwyler Holding AG	2	368
DSM-Firmenich AG	2	158
Dufry AG - Class N (b)	9	334
Geberit AG - Class N	1	587
Georg Fischer AG - Class N	8	429
Givaudan SA - Class N	—	130
Glencore PLC	199	1,138
Holcim AG	10	626
Interroll Holding AG - Class N	—	156
Julius Bar Gruppe AG - Class N	15	941
Logitech International S.A. - Class N	—	27
Logitech International S.A. - Class N	6	382
Lonza Group AG	1	379
Nestle S.A. - Class N	24	2,754
Novartis AG - ADR	1	80
Novartis AG - Class N	21	2,166
Partners Group Holding AG	1	655
PSP Swiss Property AG - Class N	2	263
Roche Holding AG	—	95
Schindler Holding AG - Class N	—	85
Siegfried Holding AG - Class N	—	183
Sika AG	2	523
Sonova Holding AG	1	257
STMicroelectronics N.V.	8	337
Straumann Holding AG - Class N	1	149
Sulzer AG - Class N	1	74
Swiss Life Holding AG - Class N	—	249
Swiss Prime Site AG - Class N	14	1,291
Swiss Re AG	6	634
Swisscom AG - Class N	1	653
Swissquote Group Holding SA - Class N	1	178
UBS Group AG	—	10
UBS Group AG	24	603
VAT Group AG (d)	1	310
VZ Holding AG - Class N	1	115
Ypsomed Holding AG	—	14
Zurich Insurance Group AG - Class N	1	625
		20,874
Germany 6.8%
Adidas AG - Class N	3	441
Allianz SE	5	1,179
BASF SE - Class N	15	681
Bayer Aktiengesellschaft - Class N	17	819
Bayerische Motoren Werke Aktiengesellschaft	6	591
Brenntag SE - Class N	11	826
Carl Zeiss Meditec AG	1	44
COMMERZBANK Aktiengesellschaft	23	266
Continental Aktiengesellschaft	1	86
Covestro AG (b) (d)	11	613
Daimler Truck Holding AG	8	290
Deutsche Bank Aktiengesellschaft - Class N	5	58
Deutsche Bank Aktiengesellschaft - Class N	35	387
Deutsche Borse Aktiengesellschaft - Class N	2	375
Deutsche Lufthansa Aktiengesellschaft (b)	35	275
Deutsche Post AG - Class N	18	734
Deutsche Telekom AG - Class N	63	1,326
DW Property Invest GmbH	1	14
E.ON SE - Class N	65	771
Fraport AG Frankfurt Airport Services Worldwide (b)	2	80
freenet AG - Class N	6	148
Fresenius Medical Care AG & Co. KGaA	6	254
Fresenius SE & Co. KGaA	9	293
Fuchs SE	—	4
GEA Group Aktiengesellschaft	9	346
Hannover Ruck SE - Class N	1	164
Hapag-Lloyd Aktiengesellschaft (d)	1	99
Heidelberg Materials AG	3	246
Hellofresh SE (b)	35	1,031
Henkel AG & Co. KGaA	—	6
HOCHTIEF Aktiengesellschaft	—	13
Infineon Technologies AG - Class N	12	406
K+S Aktiengesellschaft - Class N	3	46
Kion Group AG	9	361
LANXESS Aktiengesellschaft	2	59
LEG Immobilien SE (b)	2	115
Mercedes-Benz Group AG - Class N	19	1,299
MERCK Kommanditgesellschaft auf Aktien	1	142
MTU Aero Engines AG - Class N	1	245
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	233
Rheinmetall Aktiengesellschaft	3	879
RWE Aktiengesellschaft	11	417
SAP SE	2	306
Siemens Aktiengesellschaft - Class N	5	695
Siemens Energy AG (b)	2	28
Siemens Healthineers AG (d)	1	30
Sixt SE	3	295
SMA Solar Technology AG (b)	2	106

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Talanx Aktiengesellschaft	1	50
Thyssenkrupp AG	14	110
Vitesco Technologies Group Aktiengesellschaft (b)	—	12
Volkswagen Aktiengesellschaft	1	73
Vonovia SE	6	149
Wacker Chemie AG	2	242
Zalando SE (b) (d)	2	46
		18,804
Australia 6.5%
AGL Energy Limited	9	62
Altium Limited	6	156
AMP Limited	556	447
Ampol Limited	30	661
ANZ Group Holdings Limited	16	263
Aristocrat Leisure Limited	9	239
ASX Limited	1	41
Atlas Arteria Limited	33	115
Aurizon Holdings Limited	81	182
Australian Pipeline Trust	13	72
Beach Energy Limited	190	200
BHP Group Limited - ADR	8	471
BHP Group Limited	29	832
BHP Group Limited	6	167
BlueScope Steel Limited	14	174
Brambles Limited	19	179
Cleanaway Waste Management Limited	103	160
Cochlear Limited	1	183
Coles Group Limited	21	210
Commonwealth Bank of Australia	8	529
Computershare Limited	21	350
CSL Limited	2	284
CSR Limited	191	690
Domain Holdings Australia Limited	71	181
Downer EDI Limited	44	115
Eagers Automotive Limited (a)	3	26
Endeavour Group Limited	31	103
Flight Centre Travel Group Limited (a)	8	103
Fortescue Metals Group Ltd	31	421
Gold Road Resources Limited	123	127
IDP Education Limited	1	15
IGO Limited	8	64
Incitec Pivot Limited	108	218
Insurance Australia Group Limited	56	205
InvoCare Limited	3	23
IPH Limited	52	245
JB Hi-Fi Limited (a)	8	229
Lendlease Corporation Limited	51	234
Lynas Rare Earths Limited (b)	80	348
Macquarie Group Limited	1	153
Medibank Private Limited	113	249
Mineral Resources Limited	2	86
National Australia Bank Limited	25	466
Netwealth Group Limited	17	162
New Hope Corporation Limited	26	104
NEXTDC Limited (b)	8	62
Nufarm Limited	19	57
Orica Limited	22	216
Origin Energy Limited	31	176
Orora Limited	407	719
Pilbara Minerals Limited	44	122
Qantas Airways Limited (b)	10	35
QBE Insurance Group Limited	27	272
Ramsay Health Care Limited	—	12
Rio Tinto Limited	6	471
Sandfire Resources Limited (b)	78	309
Santos Limited	121	611
Sonic Healthcare Limited	16	311
South32 Limited	214	462
Steadfast Group Ltd	15	55
Suncorp Group Limited	24	211
Tabcorp Holdings Limited	837	503
Technology One Limited	22	223
Telstra Corporation Limited	57	141
The Lottery Corporation Limited	8	24
Transurban Holdings Limited	12	100
Treasury Wine Estates Limited	24	189
Webjet Limited (b)	4	19
Wesfarmers Limited	8	264
Westpac Banking Corporation	31	415
Whitehaven Coal Limited	70	316
Woodside Energy Group Ltd	1	24
Woodside Energy Group Ltd	31	713
Woodside Energy Group Ltd - ADR	3	70
Woolworths Group Limited	8	199
Yancoal Australia Ltd (a)	12	38
		17,883
Netherlands 4.6%
Aalberts N.V.	3	123
ABN AMRO Bank N.V. - DCR (d)	6	88
Adyen N.V. (b) (d)	—	29
Aegon N.V. - ADR	12	58
Aegon N.V.	26	124
Akzo Nobel N.V.	6	442
Arcadis N.V.	6	270
argenx SE (b)	—	70
ASM International N.V.	1	339
ASML Holding N.V. - ADR	1	651
ASML Holding N.V.	2	1,229
ASR Nederland N.V.	3	118
BE Semiconductor Industries N.V.	4	390
CTP N.V.	2	26
Heineken N.V.	1	130
ING Groep N.V.	23	308
Just Eat Takeaway.Com N.V. (a) (b) (d)	3	42
Koninklijke Ahold Delhaize N.V.	42	1,280
Koninklijke KPN N.V.	83	273
Koninklijke Philips N.V. - ADR (a) (d)	2	39
Koninklijke Philips N.V.	12	239
Koninklijke Vopak N.V.	8	267
NN Group N.V.	11	369
OCI N.V.	3	95
Prosus N.V. - Class N	11	311
Randstad N.V.	4	213
Shell PLC - Class A	97	3,099
Shell PLC - Class A - ADR	13	808
Signify N.V. (d)	8	225
Universal Music Group N.V.	6	161
Wolters Kluwer N.V. - Class C	8	939
		12,755
Sweden 2.7%
AAK AB (publ)	3	56
AB Sagax - Class B	2	33
Addnode Group Aktiebolag (publ) - Class B (a)	5	32
Addtech AB - Class B	6	92
AFRY AB - Class B	6	67
Aktiebolaget Electrolux - Class B	1	7
Aktiebolaget SKF - Class A	1	8
Aktiebolaget SKF - Class B	17	275
Aktiebolaget Volvo - Class A	4	82
Aktiebolaget Volvo - Class B	30	612
Alfa Laval AB	1	32
Alleima AB	3	15
Arjo AB (publ) - Class B	9	36
Assa Abloy AB - Class B	2	46
Atlas Copco Aktiebolag - Class A	20	266
Atlas Copco Aktiebolag - Class B	12	140
Avanza Bank Holding AB (a)	6	111
Axfood AB (a)	3	70
Betsson AB - Class B (b)	13	143
Bilia AB - Class A	5	53
Billerud Aktiebolag (publ)	9	82
BioArctic AB - Class B (b)	1	33
Boliden AB (b)	10	277
Bravida Holding AB (d)	4	32
Bure Equity AB	1	27
Castellum Aktiebolag	4	41
Dometic Group AB (publ) (d)	45	283
Electrolux Professional AB (publ) - Class B	21	110

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Elekta AB (publ) - Class B	12	83
Epiroc Aktiebolag - Class A	6	117
Epiroc Aktiebolag - Class B	4	67
Essity Aktiebolag (publ) - Class B	4	94
Evolution AB (publ) (d)	1	109
Fastighets AB Balder - Class B (b)	6	26
Getinge AB - Class B	5	84
H & M Hennes & Mauritz AB - Class B	10	143
Hemnet AB	4	74
Hexagon Aktiebolag - Class B	8	71
Hexatronic Group AB (a)	12	47
Hexpol AB - Class B	4	36
HMS Networks AB	2	72
Holmen Aktiebolag - Class B	1	54
Husqvarna Aktiebolag - Class B	18	138
Indutrade Aktiebolag	5	93
International Petroleum Corporation (b)	6	59
Lagercrantz Group Aktiebolag - Class B	1	10
Lifco AB (Publ) - Class B	4	61
Loomis AB - Class B	7	192
Medicover AB - Class B	12	159
MIPS AB	—	13
NIBE Industrier AB - Class B	4	24
Nyfosa AB (a)	15	80
OX2 AB (publ) (a) (b)	7	31
Peab AB - Class B (a)	13	52
Sandvik Aktiebolag	15	269
Sectra Aktiebolag - Class B (b)	1	14
Securitas AB - Class B	9	70
Skandinaviska Enskilda Banken AB - Class A	16	195
Skanska AB - Class B	7	120
SSAB AB - Class B	33	180
Svenska Cellulosa Aktiebolaget SCA - Class A	1	15
Svenska Cellulosa Aktiebolaget SCA - Class B	7	99
Svenska Handelsbanken AB - Class A	10	94
Swedbank AB - Class A	6	115
Tele2 AB - Class B	20	156
Telefonaktiebolaget LM Ericsson - Class A	1	4
Telefonaktiebolaget LM Ericsson - Class B (a)	49	238
Telia Company AB	92	191
Thule Group AB (a) (d)	9	235
Trelleborg AB - Class B	4	87
Vitec Software Group AB (publ) - Class B	1	37
Vitrolife AB	5	64
Volvo Cars AB - Class B (b)	6	26
Wihlborgs Fastigheter AB	19	133
		7,392
Spain 2.5%
Acciona,S.A.	1	96
ACS, Actividades de Construccion y Servicios, S.A.	8	283
AENA, S.M.E., S.A. (d)	1	166
Amadeus IT Holding, S.A. (d)	6	362
Banco Bilbao Vizcaya Argentaria, S.A.	83	675
Banco Bilbao Vizcaya Argentaria, S.A. - ADR	14	114
Banco de Sabadell, S.A.	381	442
Banco Santander, S.A.	144	547
Bankinter, S.A.	33	213
CaixaBank, S.A.	86	342
Cellnex Telecom, S.A. (d)	2	71
CIE Automotive, S.A.	3	91
Compania De Distribucion Integral Logista Holdings, S.A.	4	94
Ebro Foods, S.A. (a)	1	14
Enagas S.A.	9	156
Endesa, S.A.	16	324
Gestamp Automocion, S.A.	2	10
Iberdrola, Sociedad Anonima	56	631
Industria de Diseno Textil, S.A.	7	274
Mapfre SA (a)	39	79
Redeia Corporacion, S.A.	8	129
Repsol SA.	44	733
Telefonica, S.A.	180	738
Viscofan, S.A. (a)	3	210
		6,794
Denmark 2.5%
A.P. Moller - Maersk A/S - Class A	—	51
A.P. Moller - Maersk A/S - Class B	—	61
Ambu A/S - Class B (b)	6	59
Carlsberg A/S - Class B	2	216
Chr. Hansen Holding A/S	4	224
Coloplast A/S - Class B	3	287
Danske Bank A/S	9	206
Demant A/S (b)	9	368
DSV A/S	2	299
Genmab A/S (b)	1	224
ISS A/S	15	232
Novo Nordisk A/S - Class B	26	2,340
Novozymes A/S - Class B	1	29
Orsted A/S (d)	1	39
Pandora A/S	4	376
Ringkjobing Landbobank. Aktieselskab	7	967
Rockwool A/S - Class A	—	12
Rockwool A/S - Class B	1	140
Royal Unibrew A/S	3	223
Tryg A/S	12	219
Vestas Wind Systems A/S (b)	8	170
		6,742
Italy 2.3%
Assicurazioni Generali Societa' Per Azioni	13	273
Azimut Holding S.p.A.	10	212
Banca Mediolanum SpA	6	52
Banco BPM Societa' Per Azioni	126	605
Bper Banca S.P.A.	63	194
Brembo S.P.A	4	47
Brunello Cucinelli S.p.A.	5	400
Davide Campari-Milano N.V.	1	17
DiaSorin S.p.A.	—	15
Enel S.p.A	90	552
Eni S.p.A.	49	794
Ferrari N.V.	1	210
Ferrari N.V.	—	28
Finecobank Banca Fineco SPA	16	192
Hera S.p.A.	63	171
Infrastrutture Wireless Italiane S.p.A. (d)	4	48
Interpump Group S.p.A.	1	42
Intesa Sanpaolo SPA	101	259
Italgas S.p.A.	16	81
Iveco Group N.V. (b)	5	47
Leonardo S.p.A.	21	308
Mediobanca Banca di Credito Finanziario Societa' Per Azioni (a)	23	308
Moncler S.p.A.	2	138
Poste Italiane SPA (d)	4	45
Prysmian S.p.A.	3	131
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	2	83
Reply S.p.A.	2	203
Salvatore Ferragamo S.P.A.	1	13
Telecom Italia SPA (a)	582	182
Terna – Rete Elettrica Nazionale S.p.A.	12	87
UniCredit S.p.A.	27	653
		6,390
Hong Kong 1.7%
AIA Group Limited	101	820
ASM Pacific Technology Limited	22	197
Bank of East Asia, Limited -The-	267	330
Budweiser Brewing Company APAC Limited (d)	9	17
Cathay Pacific Airways Limited (a) (b)	64	66
Chow Tai Fook Jewellery Group Limited	29	44
CK Asset Holdings Limited	31	162
CK Hutchison Holdings Limited	28	149
CLP Holdings Limited	18	129
ESR Group Limited (d)	52	73
Galaxy Entertainment Group Limited (b)	3	18
Hang Lung Properties Limited	84	115
Hang Seng Bank, Limited	5	63
Henderson Land Development Company Limited	31	81
HK Electric Investments Limited	72	41

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
HKT Trust	203	211
Hong Kong And China Gas Company Limited -The-	127	88
Hong Kong Exchanges and Clearing Limited	8	307
Hongkong Land Holdings Limited	15	53
Hysan Development Company Limited	18	35
Man Wah Holdings Limited	248	174
Mandarin Oriental International Limited	12	20
MH Development Limited (a) (b) (e)	12	—
MTR Corporation Limited	8	32
New World Development Company Limited	97	187
PCCW Limited	409	186
Power Assets Holdings Limited	2	10
Sino Land Company Limited	92	103
SJM Holdings Limited (a) (b)	99	39
Sun Hung Kai Properties Limited	8	80
Techtronic Industries Company Limited	23	217
WH Group Limited (d)	400	209
Wharf Real Estate Investment Company Limited	23	89
Xinyi Glass Holdings Limited	131	169
Yue Yuen Industrial (Holdings) Limited	44	50
		4,564
Finland 1.2%
Elisa Oyj	5	217
Fortum Oyj (a)	9	110
Huhtamaki Oyj (a)	8	268
Kesko Oyj - Class B	13	226
Kone Corporation - Class B	4	187
Konecranes Abp	5	155
Metsa Board Oyj - Class B (a)	3	21
Metso Oyj	29	308
Neste Oyj (a)	6	194
Nokia Oyj	63	236
Nokia Oyj - Series A - ADR	17	64
Nordea Bank Abp	23	258
Orion Oyj - Class B	4	140
Sampo Oyj - Class A	6	266
Stora Enso Oyj - Class R	14	177
UPM-Kymmene Oyj	6	209
Valmet Oy (a)	9	207
Wartsila Oyj Abp	12	131
		3,374
Singapore 1.1%
BW LPG PTE. LTD.	6	81
Capitaland Investment Limited	26	58
City Developments Limited	22	104
ComfortDelGro Corporation Limited	59	56
DBS Group Holdings Ltd	19	455
Genting Singapore Limited	97	60
Golden Agri-Resources Ltd.	564	109
Great Eastern Holdings Limited	1	12
Jardine Cycle & Carriage Limited	2	35
Kenon Holdings Ltd.	—	9
Keppel Corporation Limited	22	107
Keppel Infrastructure Trust	56	19
NetLink NBN Trust	83	51
Olam Group Limited	15	11
Oversea-Chinese Banking Corporation Limited	29	269
SATS Ltd. (a) (b)	5	10
Seatrium Limited (b)	2,229	218
Sembcorp Industries Ltd	39	146
Singapore Airlines Limited	56	266
Singapore Exchange Limited	26	183
Singapore Technologies Engineering Ltd	21	61
Singapore Telecommunications Limited	24	42
United Overseas Bank Limited	14	289
UOL Group Limited	18	82
Venture Corporation Limited	8	70
Wilmar International Limited	108	293
		3,096
Belgium 1.1%
Ackermans	2	298
Ageas SA/NV	7	282
Anheuser-Busch InBev	8	454
DEME Group	—	11
D'Ieteren Group	—	25
Elia Group	1	49
Euronav	1	23
Euronav	6	93
KBC Groep	8	496
Lotus Bakeries	—	325
Solvay	6	705
UCB	2	151
Umicore	5	115
		3,027
Ireland 0.9%
AIB Group Public Limited Company	30	135
Bank of Ireland Group Public Limited Company	36	348
CRH Public Limited Company	19	1,022
Flutter Entertainment Public Limited Company (b)	1	106
Glanbia Public Limited Company	7	119
James Hardie Industries Public Limited Company - CDI	7	194
Kerry Group Public Limited Company - Class A	1	63
Kingspan Group Public Limited Company	4	263
Smurfit Kappa Funding Designated Activity Company	7	241
		2,491
Israel 0.9%
Alony Hetz Properties & Investments Ltd	6	41
Alrov Properties & Lodgings Ltd.	—	4
Ashtrom Group Ltd.	2	21
Azrieli Group Ltd.	—	8
Bank Hapoalim Ltd	18	164
Bank Leumi Le-Israel B.M.	28	232
Bezeq Israel Communications Company Ltd	40	56
Big Shopping Centers Ltd	—	12
Blue Square Real Estate Ltd	—	12
CLAL Insurance Enterprises Holdings Ltd (b)	8	126
Delek Group Ltd.	—	55
Elbit Systems Ltd.	—	34
Electra Ltd	—	21
Enlight Renewable Energy Ltd. (b)	3	43
Equital Ltd. (b)	2	78
Fattal Holdings (1998) Ltd (b)	—	36
First International Bank of Israel Ltd.	2	82
Formula Systems (1985) Ltd.	2	118
Fox - Wizel Ltd	—	25
Gav-Yam Land Corporation Ltd.	4	22
Harel Insurance Investments & Financial Services Ltd.	5	39
Icl Group Ltd	7	36
Industrial Buildings Corporation Ltd	11	27
Isracard Ltd.	8	33
Israel Discount Bank Limited	41	220
Isras - Investment Co. Ltd.	—	10
Matrix I.T. Ltd	8	173
Melisron Limited	—	20
Mizrahi-Tefahot Bank Ltd.	3	100
Nice Ltd (b)	—	6
Oil Refineries Ltd	197	65
Partner Communications Co Ltd (b)	9	37
Paz Ashdod Refinery Ltd (b)	1	22
Paz Oil Company Limited	1	67
Perion Network Ltd. (b)	1	34
Shufersal Ltd.	1	4
Strauss Group Ltd	1	27
Teva Pharmaceutical Industries Ltd - ADR (b)	11	117
The Phoenix Holdings Ltd	6	65
Tower Semiconductor Ltd. (b)	1	32
Y.H. Dimri Construction and Development Ltd.	—	11
		2,335
Norway 0.7%
Aker ASA	—	14
Aker BP ASA	6	174
Bluenord ASA (b)	1	46
Bonheur ASA	1	11
Borregaard ASA	5	80
DNB Bank ASA	6	127

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Dno Asa	37	37
Elkem ASA (d)	13	26
Equinor ASA	13	424
Flex Lng Ltd.	1	43
Frontline PLC	3	52
Gjensidige Forsikring ASA	1	20
Kongsberg Gruppen ASA	1	21
Mowi ASA	3	57
Norsk Hydro ASA	11	71
Orkla ASA	5	40
SalMar ASA	—	13
Scatec ASA (d)	7	42
Schibsted ASA - Class B	7	138
Sparebank 1 Ostlandet	1	11
Sparebank 1 Sr-Bank Asa	6	69
Storebrand ASA	12	97
Telenor ASA	5	59
TGS ASA	8	111
TOMRA Systems ASA	1	16
Var Energi ASA	7	22
Veidekke ASA	10	87
Yara International ASA	3	106
		2,014
Austria 0.5%
Andritz AG	4	177
BAWAG Group AG (d)	3	152
CA Immobilien Anlagen Aktiengesellschaft	1	32
Erste Group Bank AG	6	215
EuroTeleSites AG (b)	2	7
Mayr-Melnhof Karton Aktiengesellschaft	—	52
OMV Aktiengesellschaft	5	243
Raiffeisen Bank International AG	1	17
Telekom Austria Aktiengesellschaft	7	46
Verbund AG	1	55
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	3	87
voestalpine AG	5	133
Wienerberger AG	4	98
		1,314
Luxembourg 0.3%
ArcelorMittal	8	199
Eurofins Scientific SE	5	266
Millicom International Cellular SA - SDR (b)	9	141
RTL Group S.A.	1	50
Shurgard Self Storage Limited	1	26
Tenaris S.A. - ADR	1	31
Tenaris S.A.	3	48
		761
New Zealand 0.3%
Air New Zealand Limited	113	49
Auckland International Airport Limited	9	43
Chorus Limited	15	69
Contact Energy Limited	5	22
EBOS Group Limited	1	11
Fisher & Paykel Healthcare Corporation Limited	3	33
Fletcher Building Limited	22	62
Freightways Group Limited	8	38
Genesis Energy Limited	12	17
Infratil Limited	8	46
Mainfreight Limited	1	34
Meridian Energy Limited	7	22
Port of Tauranga Limited	2	9
Ryman Healthcare Limited	6	24
SKYCITY Entertainment Group Limited	43	50
Spark New Zealand Limited	15	43
Summerset Group Holdings Limited	10	59
The a2 Milk Company Limited (a) (b)	4	12
Xero Limited (b)	1	57
		700
Portugal 0.2%
Banco Comercial Portugues S.A.	432	119
EDP - Energias de Portugal, S.A.	16	68
EDP Renovaveis, S.A.	3	49
Galp Energia, SGPS, S.A.	22	334
Jeronimo Martins, SGPS, S.A.	3	56
		626
United States of America 0.2%
Bausch Health Companies Inc. (b)	29	242
Qiagen N.V. (b)	2	84
Qiagen N.V. (b)	2	79
Samsonite International S.A. (b) (d)	47	160
STMicroelectronics N.V. - ADR (a)	1	60
		625
China 0.1%
BOC Hong Kong (Holdings) Limited	42	115
SITC International Holdings Company Limited	49	82
Yangzijiang Shipbuilding (Holdings) Ltd.	125	152
		349
Georgia 0.1%
Bank Of Georgia Group PLC	5	208
Poland 0.0%
InPost S.A. (b)	6	73
Macau 0.0%
Sands China Ltd. (b)	14	42
Bermuda 0.0%
Hafnia Limited	6	39
Faroe Islands 0.0%
P/F Bakkafrost Sales	1	38
United Arab Emirates 0.0%
NMC Health PLC (e)	1	—
Total Common Stocks (cost $271,619)		268,901
PREFERRED STOCKS 1.1%
Switzerland 0.7%
Roche Holding AG	7	1,852
Germany 0.4%
Bayerische Motoren Werke Aktiengesellschaft	1	93
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	1	77
Fuchs SE	7	284
Henkel AG & Co. KGaA (f)	2	161
Jungheinrich Aktiengesellschaft	4	108
Sartorius Aktiengesellschaft	—	87
Volkswagen Aktiengesellschaft (f)	4	439
		1,249
Italy 0.0%
Telecom Italia SPA	25	8
Total Preferred Stocks (cost $3,800)		3,109
WARRANTS 0.0%
Italy 0.0%
Webuild S.p.A. (b) (g)	—	—
Canada 0.0%
Constellation Software Inc. (b) (e)	—	—
Total Warrants (cost $0)		—
RIGHTS 0.0%
Italy 0.0%
Brembo S.P.A (b) (g)	4	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 0.5%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 5.26% (h) (i)	1,322	1,322
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 5.16% (h) (i)	19	19
Total Short Term Investments (cost $1,341)		1,341
Total Investments 99.3% (cost $276,760)		273,351
Other Assets and Liabilities, Net 0.7%		1,870
Total Net Assets 100.0%		275,221

(a) All or a portion of the security was on loan as of September 30, 2023.

(b) Non-income producing security.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

securities was $228 and 0.1% of the Fund.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Convertible security.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/DFA International Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	432	44,695	45,108	53	—	—	19	—
JNL Government Money Market Fund, 5.26% - Class SL	—	16,065	14,743	25	—	—	1,322	0.5
JNL Securities Lending Collateral Fund - Institutional Class	2,736	14,459	17,195	46	—	—	—	—
	3,168	75,219	77,046	124	—	—	1,341	0.5

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ABN AMRO Bank N.V.	02/24/23	107	88	—
Adyen N.V.	11/24/21	96	29	—
AENA, S.M.E., S.A.	09/09/22	148	166	0.1
Amadeus IT Holding, S.A.	07/17/20	356	362	0.1
BAWAG Group AG	05/29/20	171	152	0.1
Bravida Holding AB	06/22/22	40	32	—
Budweiser Brewing Company APAC Limited	10/20/21	23	17	—
Cellnex Telecom, S.A.	06/25/19	89	71	—
Covestro AG	10/21/21	484	613	0.2
Dometic Group AB (publ)	09/07/21	312	283	0.1
Elkem ASA	04/11/23	38	26	—
ESR Group Limited	02/17/23	86	73	—
Euronext N.V.	06/26/19	377	268	0.1
Evolution AB (publ)	05/06/22	108	109	0.1
Hapag-Lloyd Aktiengesellschaft	04/22/20	126	99	—
Infrastrutture Wireless Italiane S.p.A.	04/27/23	55	48	—
Just Eat Takeaway.Com N.V.	06/01/20	127	42	—
Koninklijke Philips N.V.	08/06/21	70	39	—
Orsted A/S	12/23/20	101	39	—
Poste Italiane SPA	08/23/22	34	45	—
Samsonite International S.A.	08/25/23	155	160	0.1
Scatec ASA	05/12/22	64	42	—
Siemens Healthineers AG	03/04/21	38	30	—
Signify N.V.	06/25/19	363	225	0.1
Thule Group AB	06/25/19	251	235	0.1
VAT Group AG	06/25/19	346	310	0.1
WH Group Limited	03/02/21	291	209	0.1
Worldline	06/25/19	557	383	0.2
Zalando SE	05/17/23	66	46	—
		5,079	4,241	1.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	36,679	232,222	—	268,901
Preferred Stocks	3,109	—	—	3,109
Warrants	—	—	—	—
Rights	—	—	—	—
Short Term Investments	1,341	—	—	1,341
	41,129	232,222	—	273,351

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.8%
Information Technology 21.8%
3D Systems Corporation (a)	9	43
8X8, Inc. (a)	16	40
A10 Networks, Inc.	5	74
Accenture Public Limited Company - Class A	17	5,350
ACI Worldwide, Inc. (a)	8	176
Adeia Inc.	15	156
Adobe Inc. (a)	12	5,968
Advanced Energy Industries, Inc.	3	275
Advanced Micro Devices, Inc. (a)	31	3,138
Agilysys, Inc. (a)	1	54
Akamai Technologies, Inc. (a)	6	602
Alarm.Com Holdings, Inc. (a)	2	140
Allegro Microsystems Inc. (a)	6	199
Alpha and Omega Semiconductor Limited (a)	3	99
Altair Engineering Inc. - Class A (a)	1	75
Ambarella Inc. (a)	1	78
Amdocs Limited	5	420
American Software, Inc. - Class A	2	20
Amkor Technology, Inc.	25	566
Amphenol Corporation - Class A	15	1,284
Amtech Systems, Inc. (a)	1	7
Analog Devices, Inc.	10	1,758
ANSYS, Inc. (a)	2	558
AppFolio, Inc. - Class A (a)	—	91
Apple Inc.	366	62,727
Applied Materials, Inc.	25	3,456
Applied Optoelectronics, Inc. (a) (b)	1	11
AppLovin Corporation - Class A (a)	9	357
Arista Networks, Inc. (a)	4	653
Arlo Technologies, Inc. (a)	6	64
Arrow Electronics, Inc. (a)	6	709
Aspen Technology, Inc. (a)	2	411
Atlassian Corporation - Class A (a)	1	195
Aurora Innovations Inc. - Class A (a)	17	40
Autodesk, Inc. (a)	6	1,182
Aviat Networks, Inc. (a)	1	35
Avid Technology, Inc. (a)	3	89
Avnet, Inc.	8	398
Axcelis Technologies, Inc. (a)	3	490
AXT, Inc. (a)	1	2
Badger Meter, Inc.	2	312
Bel Fuse Inc. - Class B	1	64
Belden Inc.	3	249
Benchmark Electronics, Inc.	5	117
Bentley Systems, Incorporated - Class B	8	393
Bill Holdings, Inc. (a)	4	397
Blackbaud, Inc. (a)	3	205
Box, Inc. - Class A (a)	9	214
Broadcom Inc.	14	11,903
Cadence Design Systems, Inc. (a)	6	1,423
Calix, Inc. (a)	4	184
Cambium Networks Corp. (a)	1	4
CCC Intelligent Solutions Holdings Inc. (a)	9	115
CDW Corp.	5	954
Cerence Inc. (a)	2	50
CEVA Inc. (a)	1	15
Ciena Corporation (a)	9	431
Cirrus Logic, Inc. (a)	5	343
Cisco Systems, Inc.	97	5,213
Clearfield, Inc. (a)	1	17
Cloudflare, Inc. - Class A (a)	3	175
Cognex Corporation	7	292
Cognizant Technology Solutions Corporation - Class A	16	1,057
Cognyte Software Ltd (a)	5	24
Coherent Corp. (a)	7	234
Cohu, Inc. (a)	5	161
CommVault Systems, Inc. (a)	1	54
Computer Task Group, Incorporated (a)	3	27
Comtech Telecommunications Corp.	1	10
Confluent, Inc. - Class A (a)	3	90
Consensus Cloud Solutions, Inc. (a)	1	36
Corning Incorporated	31	956
Crane Nxt, Co.	5	256
CrowdStrike Holdings, Inc. - Class A (a)	2	265
CTS Corporation	3	140
Daktronics, Inc. (a)	5	44
Datadog, Inc. - Class A (a)	2	150
Dell Technologies Inc. - Class C	8	532
Digi International Inc. (a)	4	98
Digital Turbine USA, Inc. (a)	5	31
Diodes Incorporated (a)	3	234
DocuSign, Inc. (a)	2	69
Dolby Laboratories, Inc. - Class A	4	352
DoubleVerify Holdings, Inc. (a)	2	51
Dropbox, Inc. - Class A (a)	16	423
Dun & Bradstreet Holdings, Inc.	13	128
DXC Technology Company (a)	16	338
Dynatrace, Inc. (a)	5	250
DZS, Inc. (a)	2	4
Ebix, Inc. (b)	4	41
Edgio, Inc. (a)	7	6
Elastic N.V. (a)	1	121
Enphase Energy, Inc. (a)	4	446
Entegris, Inc.	5	438
Envestnet, Inc. (a)	2	77
EPAM Systems, Inc. (a)	1	340
ePlus inc. (a)	2	126
Everbridge, Inc. (a)	1	14
Extreme Networks, Inc. (a)	6	140
F5, Inc. (a)	3	434
Fabrinet (a)	2	387
Fair Isaac Corporation (a)	1	723
FARO Technologies, Inc. (a)	1	17
Fastly, Inc. - Class A (a)	7	140
First Solar, Inc. (a)	4	578
Flex Ltd. (a)	19	516
Formfactor, Inc. (a)	6	193
Fortinet, Inc. (a)	15	874
Frequency Electronics, Inc.	1	7
Freshworks, Inc. - Class A (a)	6	113
Gartner, Inc. (a)	3	978
Gen Digital Inc.	25	435
Gitlab Inc. - Class A (a)	2	112
Globalfoundries Inc. (a) (b)	2	131
Globant S.A. (a)	1	290
GoDaddy Inc. - Class A (a)	4	320
Grid Dynamics Holdings, Inc. - Class A (a)	4	53
GSI Technology, Inc. (a)	1	2
Guidewire Software, Inc. (a)	3	264
Harmonic, Inc. (a)	10	100
Hewlett Packard Enterprise Company	48	825
HP, Inc.	27	699
HubSpot, Inc. (a)	1	370
Ichor Holdings, Ltd. (a)	2	75
Infinera Corporation (a)	11	46
Informatica Inc. - Class A (a)	5	98
Information Services Group, Inc.	4	17
Insight Enterprises, Inc. (a)	3	455
Intel Corporation	100	3,561
InterDigital, Inc.	1	113
International Business Machines Corporation	29	4,106
Intevac, Inc. (a)	1	3
Intuit Inc.	4	2,006
IPG Photonics Corporation (a)	3	309
Itron, Inc. (a)	3	201
Jabil Inc.	16	2,038
JAMF Holding Corp. (a)	2	39
Juniper Networks, Inc.	21	587
Key Tronic Corporation (a)	—	2
Keysight Technologies, Inc. (a)	6	790
Kimball Electronics Group, LLC (a)	3	72
KLA Corporation	4	1,780
Knowles Corporation (a)	8	126
Kulicke and Soffa Industries, Inc.	4	219
KVH Industries, Inc. (a)	2	8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Kyndryl Holdings, Inc. (a)	8	120
Lam Research Corporation	5	3,040
Lattice Semiconductor Corporation (a)	5	391
Littelfuse, Inc.	2	422
LiveRamp Holdings, Inc. (a)	5	146
Lumentum Holdings Inc. (a)	5	207
MACOM Technology Solutions Holdings, Inc. (a)	4	304
Magnachip Semiconductor Corporation (a)	4	34
Manhattan Associates, Inc. (a)	3	600
Marvell Technology, Inc.	16	876
MaxLinear, Inc. (a)	4	93
Methode Electronics, Inc.	4	91
Microchip Technology Incorporated	17	1,362
Micron Technology, Inc.	28	1,917
Microsoft Corporation	176	55,446
Mitek Systems, Inc. (a)	1	10
Model N, Inc. (a)	1	28
MongoDB, Inc. - Class A (a)	1	293
Monolithic Power Systems, Inc.	1	385
Motorola Solutions, Inc.	4	1,116
N-Able, Inc. (a)	2	23
Napco Security Technologies, Inc.	2	44
National Instruments Corporation	8	458
nCino OpCo, Inc. (a)	2	72
NCR Corporation (a)	10	270
NetApp, Inc.	7	530
NETGEAR, Inc. (a)	3	42
NetScout Systems, Inc. (a)	6	181
Nlight, Inc. (a)	2	21
Novanta Inc. (a)	2	281
Nutanix, Inc. - Class A (a)	3	122
NVE Corporation	—	38
NVIDIA Corporation	40	17,585
NXP Semiconductors N.V.	6	1,139
Okta, Inc. - Class A (a)	6	455
Olo Inc. - Class A (a)	13	77
On Semiconductor Corporation (a)	16	1,509
ON24, Inc.	6	40
Onespan, Inc. (a)	3	36
Onto Innovation Inc. (a)	4	503
Oracle Corporation	35	3,674
Osi Systems, Inc. (a)	1	132
Palantir Technologies Inc. - Class A (a)	14	231
Palo Alto Networks, Inc. (a)	3	778
PAR Technology Corporation (a) (b)	3	109
PC Connection, Inc.	3	165
PDF Solutions, Inc. (a)	2	77
Perficient, Inc. (a)	3	145
PFSweb, Inc.	2	17
Photronics, Inc. (a)	7	142
Plexus Corp. (a)	3	254
Power Integrations, Inc.	4	283
Powerschool Holdings, Inc. - Class A (a)	6	141
Procore Technologies, Inc. (a)	2	124
Progress Software Corporation	2	128
PTC Inc. (a)	3	391
Pure Storage, Inc. - Class A (a)	10	352
Q2 Holdings, Inc. (a)	2	68
Qorvo, Inc. (a)	6	578
Qualcomm Incorporated	38	4,235
Qualys, Inc. (a)	2	250
Rambus Inc. (a)	7	375
Ribbon Communications Inc. (a)	7	19
Richardson Electronics, Ltd.	1	7
Rimini Street, Inc. (a)	3	7
Rogers Corporation (a)	1	192
Roper Technologies, Inc.	2	878
Salesforce, Inc. (a)	16	3,259
Samsara Inc. - Class A (a)	5	118
Sanmina Corporation (a)	6	304
Sapiens International Corporation N.V.	1	23
ScanSource, Inc. (a)	4	116
Seagate Technology Holdings Public Limited Company	6	368
Semtech Corporation (a)	4	96
SentinelOne, Inc. - Class A (a)	5	80
ServiceNow, Inc. (a)	2	858
Silicon Laboratories Inc. (a)	2	289
Skyworks Solutions, Inc.	7	660
SMART Global Holdings, Inc. (a)	6	136
Snowflake Inc. - Class A (a)	1	180
SolarEdge Technologies Ltd. (a)	1	130
SolarWinds Corporation (a)	5	43
Splunk Inc. (a)	2	351
SPS Commerce, Inc. (a)	2	294
Squarespace, Inc. - Class A (a)	4	102
Stratasys, Inc. (a)	5	71
Super Micro Computer, Inc. (a)	2	633
Synaptics Incorporated (a)	2	223
Synchronoss Technologies, Inc. (a)	4	4
Synopsys, Inc. (a)	2	1,079
TD SYNNEX Corporation	6	568
TE Connectivity Ltd. (c)	8	942
Teledyne Technologies Incorporated (a)	1	582
Telos Corporation (a)	5	13
Teradata Corporation (a)	4	196
Teradyne, Inc.	5	463
Texas Instruments Incorporated	22	3,567
The Hackett Group, Inc.	3	77
TransAct Technologies Incorporated (a)	—	1
Trimble Inc. (a)	6	334
TTM Technologies, Inc. (a)	9	121
Twilio Inc. - Class A (a)	6	334
Tyler Technologies, Inc. (a)	1	447
Uipath, Inc. - Class A (a)	8	141
Ultra Clean Holdings, Inc. (a)	3	89
Unisys Corporation (a)	4	14
Unity Software Inc. (a)	7	216
Universal Display Corporation	2	370
Upland Software, Inc. (a)	4	17
Varonis Systems, Inc. (a)	2	51
Veeco Instruments Inc. (a)	5	146
Verint Systems Inc. (a)	5	116
VeriSign, Inc. (a)	3	589
Vertex, Inc. - Class A (a)	2	45
ViaSat, Inc. (a)	5	91
Viavi Solutions Inc. (a)	17	153
Vishay Intertechnology, Inc.	11	274
Vishay Precision Group, Inc. (a)	1	23
VMware, Inc. - Class A (a)	5	877
Vontier Corporation	10	304
Western Digital Corporation (a)	13	612
Wolfspeed, Inc. (a)	5	176
Workday, Inc. - Class A (a)	2	356
Xerox Holdings Corporation	13	199
Xperi Inc. (a)	6	58
Yext, Inc. (a)	10	61
Zebra Technologies Corporation - Class A (a)	2	372
Zoom Video Communications, Inc. - Class A (a)	2	156
Zscaler, Inc. (a)	1	200
		274,862
Financials 14.3%
1st Security Bank of Washington	1	15
1st Source Corporation	3	136
Acacia Research Corporation (a)	2	6
ACNB Corporation	1	27
Affiliated Managers Group, Inc.	3	396
Affirm Holdings, Inc. - Class A (a) (b)	5	114
AFLAC Incorporated	15	1,132
Ally Financial Inc.	24	629
Amalgamated Financial Corp.	2	38
A-Mark Precious Metals, Inc.	1	23
Ambac Financial Group, Inc. (a)	4	49
Amerant Bancorp Inc. - Class A	2	29
American Equity Investment Life Holding Company	9	459
American Express Company	17	2,542
American Financial Group, Inc.	5	583
American International Group, Inc.	24	1,460
American National Bankshares Inc.	1	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Ameriprise Financial, Inc.	4	1,445
Ameris Bancorp	5	182
Amerisafe, Inc.	2	105
Aon Global Limited - Class A	4	1,396
Arch Capital Group Ltd. (a)	15	1,196
Ares Management Corporation - Class A	3	280
Argo Group International Holdings, Ltd.	3	95
Arrow Financial Corporation	2	36
Arthur J. Gallagher & Co.	4	836
Artisan Partners Asset Management Inc. - Class A	4	138
Assetmark Financial Holdings, Inc. (a)	1	26
Associated Banc-Corp	14	239
Assurant, Inc.	3	464
Assured Guaranty Ltd.	6	383
Atlantic Union Bank	7	191
Atlanticus Holdings Corporation (a)	1	30
Avantax, Inc. (a)	4	109
Avidxchange Holdings, Inc. (a)	5	47
AXIS Capital Holdings Limited	6	310
Axos Financial, Inc. (a)	7	261
B. Riley & Co., LLC (b)	2	62
Banc of California, Inc.	6	68
BancFirst Corporation	3	299
Bank of America Corporation	168	4,610
Bank of Hawaii Corporation (b)	3	154
Bank of Marin Bancorp	2	31
Bank of N.T. Butterfield & Son Limited (The)	6	151
Bank OZK	9	351
BankFinancial Corporation	2	18
BankUnited, Inc.	9	195
Banner Corporation	3	119
Bar Harbor Bankshares	1	31
Baycom Corp	1	18
BCB Bancorp, Inc.	1	15
Berkshire Hathaway Inc. - Class B (a)	42	14,625
Berkshire Hills Bancorp, Inc.	6	129
BGC Group, Inc. - Class A	34	182
BlackRock, Inc.	2	1,585
Blackstone Inc. - Class A	5	580
Block, Inc. - Class A (a)	7	306
Blue Foundry Bancorp (a)	2	13
BM Technologies, Inc. - Class A (a)	1	1
BOK Financial Corporation	4	353
Bread Financial Payments, Inc.	5	161
Bridgewater Bancshares, Inc. (a) (c)	1	10
Brighthouse Financial, Inc. (a)	7	358
Brightsphere Investment Group Inc.	2	42
Brookline Bancorp, Inc.	8	76
Brown & Brown, Inc.	12	809
Business First Bancshares, Inc.	1	26
Byline Bancorp, Inc.	3	68
C&F Financial Corporation	—	2
Cadence Bank	15	329
Cambridge Bancorp	—	11
Camden National Corporation	2	54
Cannae Holdings, Inc. (a)	8	148
Cantaloupe, Inc. (a)	2	15
Capital Bancorp, Inc.	—	8
Capital City Bank Group, Inc.	1	30
Capital One Financial Corporation	13	1,222
Capitol Federal Financial	13	64
Capstar Financial Holdings, Inc.	1	11
Carter Bankshares, Inc. (a)	2	31
Cass Information Systems, Inc.	1	46
Cathay General Bancorp	7	233
Cboe Global Markets, Inc.	3	493
Central Pacific Financial Corp.	4	62
Central Valley Community Bancorp	—	3
Chubb Limited	10	2,058
Cincinnati Financial Corporation	6	629
Citigroup Inc.	47	1,943
Citizens & Northern Corporation	1	13
Citizens Financial Group, Inc.	20	535
Citizens, Inc. - Class A (a)	4	11
City Holding Company	1	119
Civista Bancshares, Inc.	2	34
CME Group Inc. - Class A	6	1,184
CNA Financial Corporation	1	59
CNB Financial Corporation	1	24
Coastal Financial Corporation (a)	—	11
Codorus Valley Bancorp, Inc.	—	6
Cohen & Steers, Inc.	3	194
Coinbase Global, Inc. - Class A (a)	2	121
Columbia Banking System, Inc.	17	347
Columbia Financial, Inc. (a)	6	87
Comerica Incorporated	9	392
Commerce Bancshares, Inc.	8	403
Community Bank System, Inc.	4	154
Community Trust Bancorp, Inc.	2	71
ConnectOne Bancorp, Inc.	6	98
Consumer Portfolio Services, Inc. (a)	2	19
Crawford & Company - Class A	2	16
Crawford & Company - Class B	1	12
Credit Acceptance Corporation (a)	1	458
Crossfirst Bankshares, Inc. (a)	2	22
Cullen/Frost Bankers, Inc.	5	441
Customers Bancorp, Inc. (a)	3	114
CVB Financial Corp.	11	186
Diamond Hill Investment Group, Inc. - Class A	—	81
Dime Community Bancshares, Inc.	4	88
Discover Financial Services	20	1,697
Donegal Group Inc. - Class A	2	23
Donnelley Financial Solutions, Inc. (a)	4	243
Eagle Bancorp, Inc.	4	77
East West Bancorp, Inc.	11	597
Eastern Bankshares, Inc.	2	31
eHealth, Inc. (a)	2	11
Employers Holdings, Inc.	4	146
Encore Capital Group, Inc. (a) (b)	4	195
Enova International, Inc. (a)	4	219
Enstar Group Limited (a)	1	307
Enterprise Bancorp, Inc.	1	19
Enterprise Financial Services Corp.	3	110
Equitable Holdings, Inc.	18	505
Equity Bancshares, Inc. - Class A	1	26
Erie Indemnity Company - Class A	1	198
Esquire Financial Holdings, Inc.	—	13
ESSA Bancorp, Inc.	1	15
Essent Group Ltd.	10	487
Euronet Worldwide, Inc. (a)	3	259
Evercore Inc. - Class A	3	454
Everest Re Group, Ltd.	1	559
EVERTEC, Inc.	4	162
EZCORP, Inc. - Class A (a)	7	60
F&G Annuities & Life, Inc.	2	44
F.N.B. Corporation	30	327
FactSet Research Systems Inc.	1	442
Farmers National Banc Corp.	1	9
FB Financial Corporation	5	128
Federal Agricultural Mortgage Corporation - Class C	1	139
Federated Hermes, Inc. - Class B	9	312
Fidelity National Financial, Inc. - Class A	20	836
Fidelity National Information Services, Inc.	15	820
Fifth Third Bancorp	28	719
Financial Institutions, Inc.	2	32
First American Financial Corporation	8	434
First Bancorp	4	99
First Bancorp.	15	207
First Bancshares Inc.	1	21
First Bank of New Jersey	1	12
First Busey Corporation	4	75
First Business Financial Services, Inc.	1	28
First Citizens BancShares, Inc. - Class A	1	868
First Commonwealth Financial Corporation	8	104
First Community Bancshares, Inc.	2	51
First Financial Bancorp.	7	140
First Financial Bankshares, Inc.	10	243
First Financial Corporation	1	32
First Financial Northwest, Inc.	1	13
First Foundation Inc.	4	25

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
First Hawaiian, Inc.	9	154
First Horizon Corporation	40	440
First Internet Bancorp	1	14
First Interstate BancSystem, Inc. - Class A	8	199
First Merchants Corporation	5	145
First Mid Bancshares, Inc.	2	44
First Western Financial, Inc. (a)	1	9
FirstCash Holdings, Inc.	3	351
Fiserv, Inc. (a)	10	1,175
FleetCor Technologies, Inc. (a)	4	1,031
Flushing Financial Corporation	3	46
Flywire Corporation (a)	—	13
Franklin Resources, Inc.	20	490
Fulton Financial Corporation	15	187
FVCBankcorp, Inc. (a) (b)	2	20
Genworth Financial, Inc. - Class A (a)	49	285
German American Bancorp, Inc.	3	74
Glacier Bancorp, Inc.	6	180
Global Payments Inc.	9	1,071
Globe Life Inc.	6	667
Goosehead Insurance, Inc. - Class A (a)	1	105
Great Southern Bancorp, Inc.	2	87
Green Dot Corporation - Class A (a)	3	48
Greenhill & Co., Inc.	2	37
Greenlight Capital Re, Ltd. - Class A (a)	3	35
Guaranty Bancshares, Inc.	—	12
Hallmark Financial Services, Inc. (a)	—	—
Hamilton Lane Incorporated - Class A	1	133
Hancock Whitney Corporation	6	209
Hanmi Financial Corporation	3	56
HarborOne Bancorp, Inc.	8	73
HBT Financial, Inc.	1	12
HCI Group, Inc.	2	82
Heartland Financial USA, Inc.	4	129
Hennessy Advisors, Inc.	—	3
Heritage Commerce Corp	5	39
Heritage Financial Corporation	4	69
Heritage Insurance Holdings, Inc. (a)	3	17
Hilltop Holdings Inc.	9	252
Home BancShares, Inc.	11	240
HomeStreet, Inc.	3	22
Hometrust Bancshares, Inc.	1	31
Hope Bancorp, Inc.	13	112
Horace Mann Educators Corporation	4	111
Horizon Bancorp, Inc.	5	48
Houlihan Lokey, Inc. - Class A	4	382
Huntington Bancshares Incorporated	57	589
I3 Verticals, Inc. - Class A (a)	2	36
Independence Holdings, LLC	12	486
Independent Bank Corp.	5	248
Independent Bank Corporation	2	46
Independent Bank Group, Inc.	4	165
Interactive Brokers Group, Inc. - Class A	2	215
Intercontinental Exchange, Inc.	11	1,210
International Bancshares Corporation	6	258
International Money Express Inc. (a)	4	65
Invesco Ltd.	25	364
Investors Title Company	—	15
Jack Henry & Associates, Inc.	3	438
James River Group, Inc.	2	24
Janus Henderson Group PLC	14	374
Jefferies Financial Group Inc.	14	528
JPMorgan Chase & Co.	94	13,657
K.K.R. Co., Inc. - Class A	10	623
Kearny Financial Corp	11	76
KeyCorp	37	396
Kinsale Capital Group, Inc.	1	527
Lakeland Bancorp, Inc.	7	93
Lakeland Financial Corporation	2	83
Lazard Ltd - Class A	9	267
LendingClub Corporation (a)	15	89
LendingTree, Inc. (a)	—	7
Lincoln National Corporation	7	174
Live Oak Bancshares, Inc.	4	125
Loews Corporation	8	535
LPL Financial Holdings Inc.	3	815
Luther Burbank Corporation	1	8
M&T Bank Corporation	7	849
Macatawa Bank Corporation	1	5
Maiden Holdings, Ltd. (a)	9	16
Markel Group Inc. (a)	1	776
MarketAxess Holdings Inc.	1	236
Marqeta, Inc. - Class A (a)	7	39
Marsh & Mclennan Companies, Inc.	13	2,405
MasterCard Incorporated - Class A	23	9,075
MBIA Inc. (a)	14	101
Mercantile Bank Corporation	2	63
Merchants Bancorp, Inc.	1	21
Mercury General Corporation	5	134
MetLife, Inc.	13	824
Metrocity Bankshares, Inc.	1	17
Metropolitan Bank Holding Corp. (a)	1	48
MGIC Investment Corporation	26	428
Mid Penn Bancorp, Inc.	1	11
Midland States Bancorp, Inc.	2	32
MidWestOne Financial Group, Inc.	1	15
Moelis & Company - Class A	4	169
Moody's Corporation	4	1,170
Morgan Stanley	30	2,481
Morningstar, Inc.	2	583
Mr. Cooper Group Inc. (a)	7	363
MSCI Inc. - Class A	2	914
MVB Financial Corp.	1	13
Nasdaq, Inc.	16	791
National Bank Holdings Corporation - Class A	3	91
National Bankshares, Inc.	—	2
National Western Life Group, Inc. - Class A	—	164
Navient Corporation	19	328
NBT Bancorp Inc.	5	143
Nelnet, Inc. - Class A	3	235
New York Community Bancorp, Inc. - Series A	58	654
NI Holdings Inc. (a)	1	12
Nicholas Financial, Inc. (a)	1	3
Nicolet Bankshares, Inc.	—	19
NMI Holdings, Inc. - Class A (a)	7	193
Northeast Bank	—	22
Northern Trust Corporation	8	557
Northfield Bancorp Inc.	5	50
Northrim Bancorp, Inc.	—	16
Northwest Bancshares, Inc.	12	124
Norwood Financial Corp. (b)	—	8
OceanFirst Financial Corp.	7	102
Ocwen Financial Corporation (a)	—	6
OFG Bancorp	6	185
Old National Bancorp	25	369
Old Republic International Corporation	19	509
Old Second Bancorp, Inc.	1	10
Open Lending Corporation - Class A (a)	3	22
Oppenheimer Holdings Inc. - Class A	1	42
Origin Bancorp, Inc.	1	24
Orrstown Financial Services, Inc.	1	14
Oscar Health, Inc. - Class A (a)	5	27
P.C.B. Bancorp, Inc.	1	8
Pacific Premier Bancorp, Inc.	9	189
PacWest Bancorp	7	59
Palomar Holdings, Inc. (a)	1	41
Park National Corporation	1	133
Parke Bancorp, Inc.	1	11
Pathward Financial, Inc.	3	158
PayPal Holdings, Inc. (a)	19	1,122
Peapack-Gladstone Financial Corporation	2	58
Penns Woods Bancorp, Inc.	—	7
PennyMac Financial Services, Inc.	1	69
Peoples Bancorp Inc. (b)	2	53
Peoples Financial Services Corp.	—	9
Pinnacle Financial Partners, Inc.	5	319
Pioneer Bancorp, Inc. (a)	1	10
Piper Sandler Companies	2	262
PJT Partners Inc. - Class A	1	84
Popular, Inc.	7	436

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
PRA Group, Inc. (a)	4	86
Preferred Bank	2	99
Premier Financial Corporation	3	59
Primerica, Inc.	4	719
Primis Financial Corp.	3	25
Principal Financial Group, Inc.	10	717
ProAssurance Corporation	6	115
PROG Holdings, Inc. (a)	6	191
Prosperity Bancshares, Inc.	7	372
Provident Bancorp Inc. (a)	1	11
Provident Financial Holdings, Inc.	—	5
Provident Financial Services, Inc.	7	104
Prudential Financial, Inc.	15	1,431
QCR Holdings, Inc.	1	47
Radian Group Inc.	15	364
Raymond James Financial, Inc.	8	838
Red River Bancshares, Inc.	—	9
Regional Management Corp.	2	50
Regions Financial Corporation	37	631
Reinsurance Group of America, Incorporated	4	568
RenaissanceRe Holdings Ltd	3	506
Renasant Corporation	5	141
Repay Holdings Corporation - Class A (a)	2	14
Republic Bancorp, Inc. - Class A	2	80
RLI Corp.	3	342
Robinhood Markets, Inc. - Class A (a)	12	120
Rocket Companies, Inc. - Class A (a)	13	104
S & T Bancorp, Inc.	4	105
S&P Global Inc.	5	1,928
Safety Insurance Group, Inc.	2	111
Sandy Spring Bancorp, Inc.	5	100
Seacoast Banking Corporation of Florida	4	83
SEI Investments Company	9	534
Selective Insurance Group, Inc.	4	462
ServisFirst Bancshares, Inc.	4	206
Shift4 Payments, LLC - Class A (a)	1	63
Shore Bancshares, Inc.	1	16
Sierra BanCorp	1	28
Simmons First National Corporation - Class A	9	149
SiriusPoint Ltd (a)	12	117
SLM Corporation	20	270
Smartfinancial, Inc.	1	19
South Plains Financial, Inc.	1	21
Southern First Bancshares, Inc. (a)	1	32
Southern Missouri Bancorp, Inc.	1	22
Southside Bancshares, Inc.	4	112
Southstate Corporation	5	369
State Street Corporation	12	783
Stellar Bancorp, Inc.	4	78
Sterling Bancorp, Inc. (a)	3	15
Stewart Information Services Corporation	3	110
Stifel Financial Corp.	8	499
Stock Yards Bancorp, Inc.	2	76
StoneX Group Inc. (a)	2	179
Summit Financial Group, Inc.	1	19
Synchrony Financial	18	541
Synovus Financial Corp.	10	289
T. Rowe Price Group, Inc.	9	912
Territorial Bancorp Inc.	1	10
Texas Capital Bancshares, Inc. (a)	5	290
TFS Financial Corporation	11	125
The Allstate Corporation	10	1,103
The Bancorp, Inc. (a)	7	226
The Bank of New York Mellon Corporation	19	815
The Carlyle Group, Inc.	13	391
The Charles Schwab Corporation	34	1,851
The First Bancorp, Inc.	1	27
The First of Long Island Corporation	2	27
The Goldman Sachs Group, Inc.	8	2,566
The Hanover Insurance Group, Inc.	4	398
The Hartford Financial Services Group, Inc.	19	1,367
The Hingham Institute for Savings (b)	—	78
The PNC Financial Services Group, Inc.	10	1,173
The Progressive Corporation	9	1,274
The Travelers Companies, Inc.	13	2,083
The Western Union Company	27	353
Tiptree Inc.	3	50
Toast, Inc. - Class A (a)	8	157
Tompkins Financial Corporation	2	77
TowneBank	7	153
Tradeweb Markets Inc. - Class A	4	294
TriCo Bancshares	4	114
Triumph Financial, Inc. (a)	2	142
Truist Financial Corporation	30	864
Trupanion, Inc. (a) (b)	1	28
Trustco Bank Corp N Y	2	61
Trustmark Corporation	6	121
U.S. Bancorp	36	1,200
UMB Financial Corporation	4	261
United Bankshares, Inc.	12	329
United Community Banks, Inc.	8	201
United Fire Group, Inc.	3	59
Unity Bancorp, Inc.	—	9
Universal Insurance Holdings, Inc.	6	84
Univest Financial Corporation	3	53
Unum Group	15	759
Valley National Bancorp	32	272
Velocity Financial Inc. (a)	1	10
Veritex Holdings, Inc.	4	67
Victory Capital Holdings, Inc. - Class A	3	88
Virtu Financial, Inc. - Class A	9	147
Virtus Investment Partners, Inc.	1	162
Visa Inc. - Class A	39	9,036
Voya Financial, Inc.	7	468
W. R. Berkley Corporation	10	605
Walker & Dunlop, Inc.	3	245
Washington Federal, Inc.	7	179
Washington Trust Bancorp, Inc.	2	54
Waterstone Financial, Inc.	3	36
Webster Financial Corporation	12	481
Wells Fargo & Company	84	3,430
WesBanco, Inc.	6	140
West Bancorporation, Inc.	2	29
Westamerica Bancorporation	3	122
Western Alliance Bancorporation	7	330
Westwood Holdings Group, Inc.	1	8
Wex, Inc. (a)	3	504
White Mountains Insurance Group Ltd	—	383
Willis Towers Watson Public Limited Company	3	670
Wintrust Financial Corporation	4	307
WisdomTree, Inc.	17	121
World Acceptance Corporation (a)	1	115
WSFS Financial Corporation	6	223
Zions Bancorporation, National Association	10	345
Zurich American Corporation	6	271
		180,172
Industrials 12.9%
3M Company	16	1,517
A. O. Smith Corporation	8	552
AAON, Inc.	4	255
AAR Corp. (a)	4	260
ABM Industries Incorporated	5	186
ACCO Brands Corporation	11	66
Acuity Brands, Inc.	2	415
ACV Auctions Inc. - Class A (a)	9	144
Advanced Drainage Systems, Inc.	5	620
AECOM	5	452
AeroVironment, Inc. (a)	1	154
AGCO Corporation	6	756
Air Lease Corporation - Class A	11	451
Air Transport Services Group, Inc. (a)	7	146
Alamo Group Inc.	1	140
Alaska Air Group, Inc. (a)	9	323
Albany International Corp. - Class A	2	176
Alight, Inc. - Class A (a)	12	86
Allegiant Travel Company	1	44
Allegion Public Limited Company	5	497
Allient Inc.	2	58
Allison Systems, Inc.	8	461

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Alta Equipment Group Inc. - Class A	2	25
Ameresco, Inc. - Class A (a)	1	44
American Airlines Group Inc. (a)	23	298
American Woodmark Corporation (a)	1	91
AMETEK, Inc.	7	1,092
APi Group Corp (a)	14	364
Apogee Enterprises, Inc.	3	165
Applied Industrial Technologies, Inc.	3	447
Arcbest Corporation	3	282
Arcosa, Inc.	4	275
Argan, Inc.	2	75
Armstrong World Industries, Inc.	3	233
Array Tech, Inc. (a)	3	69
ASGN Incorporated (a)	4	323
Astec Industries, Inc.	2	79
Astronics Corporation (a)	2	35
Astronics Corporation - Class B (a)	1	23
Atkore Inc. (a)	4	653
Automatic Data Processing, Inc.	11	2,688
Avis Budget Group, Inc. (a)	2	400
Axon Enterprise, Inc. (a)	1	277
AZZ Inc.	3	118
Barnes Group Inc.	5	155
Barrett Business Services, Inc.	1	105
Beacon Roofing Supply, Inc. (a)	7	558
BlueLinx Holdings Inc. (a)	1	95
Boise Cascade Company	5	467
Booz Allen Hamilton Holding Corporation - Class A	5	577
Bowman Consulting Group Ltd. (a)	1	37
Brady Corporation - Class A	4	226
BrightView Holdings, Inc. (a)	7	53
Broadridge Financial Solutions, Inc.	4	763
Builders FirstSource, Inc. (a)	16	2,027
BWXT Government Group, Inc.	6	418
C.H. Robinson Worldwide, Inc.	6	532
Caci International Inc. - Class A (a)	2	493
Carlisle Companies Incorporated	3	739
Carrier Global Corporation	31	1,733
Casella Waste Systems, Inc. - Class A (a)	3	221
Caterpillar Inc.	17	4,564
CBIZ, Inc. (a)	5	250
CECO Environmental Corp. (a)	3	51
Ceridian HCM Holding Inc. (a)	4	300
Chart Industries, Inc. (a)	2	414
Cimpress Public Limited Company (a)	2	125
Cintas Corporation	2	1,178
CIRCOR International, Inc. (a)	2	89
Civeo Corporation	1	14
Clarivate PLC (a) (b)	24	161
Clean Harbors, Inc. (a)	5	865
Columbus McKinnon Corporation	2	84
Comfort Systems USA, Inc.	3	451
Commercial Vehicle Group, Inc. (a)	5	35
Concentrix Corporation	4	348
Concrete Pumping Holdings, Inc. (a)	1	11
Conduent Incorporated (a)	15	51
Construction Partners, Inc. - Class A (a)	3	126
Copa Holdings, S.A. - Class A	3	226
Copart, Inc. (a)	18	785
Core & Main, Inc. - Class A (a)	7	195
Costamare Inc.	8	77
Covenant Logistics Group, Inc. - Class A	2	98
CRA International, Inc.	1	108
Crane Company	5	409
CSG Systems International, Inc.	3	173
CSW Industrials, Inc.	2	268
CSX Corporation	58	1,784
Cummins Inc.	6	1,348
Curtiss-Wright Corporation	2	482
Daseke Companies, Inc. (a)	3	15
Deere & Company	8	2,930
Delta Air Lines, Inc.	37	1,368
Deluxe Corporation	5	88
Distribution Solutions Group, Inc. (a)	1	26
Donaldson Company, Inc.	9	514
Douglas Dynamics, Inc.	3	85
Dover Corporation	6	907
Driven Brands Holdings Inc. (a)	2	30
Ducommun Incorporated (a)	1	56
DXP Enterprises, Inc. (a)	2	63
Dycom Industries, Inc. (a)	3	265
Eagle Bulk Shipping Inc. (b)	—	14
Eaton Corporation Public Limited Company	7	1,431
EMCOR Group, Inc.	4	908
Emerson Electric Co.	10	994
Encore Wire Corporation	2	300
Energy Recovery, Inc. (a)	4	90
Enerpac Tool Group Corp. - Class A	5	128
EnerSys	3	307
Eneti Inc.	1	10
Ennis, Inc.	3	69
EnPro Industries, Inc.	2	259
Enviri Corporation (a)	8	56
Equifax Inc.	3	640
ESAB Corporation	3	234
ESCO Technologies Inc.	2	203
ExlService Holdings, Inc. (a)	8	238
Expeditors International of Washington, Inc.	10	1,090
Exponent, Inc.	3	218
Fastenal Company	20	1,112
Federal Signal Corporation	4	221
FedEx Corporation	8	2,098
Ferguson Holdings Limited	3	571
First Advantage Corporation	4	53
Flowserve Corporation	9	354
Fluor Corporation (a)	8	284
Forrester Research, Inc. (a)	2	49
Fortive Corporation	11	793
Fortune Brands Innovations, Inc.	11	710
Forward Air Corporation	2	165
Franklin Covey Co. (a)	1	47
Franklin Electric Co., Inc.	4	318
FTI Consulting, Inc. (a)	2	405
FuelCell Energy, Inc. (a) (b)	13	16
Gates Industrial Corporation PLC (a)	5	61
GATX Corporation	3	308
Genco Shipping & Trading Limited	1	11
Gencor Industries, Inc. (a)	1	8
Generac Holdings Inc. (a)	2	191
General Dynamics Corporation	6	1,256
General Electric Company	18	1,974
Genpact Limited	12	427
Gibraltar Industries, Inc. (a)	4	251
Global Industrial Company	3	107
GMS Inc. (a)	4	274
Graco Inc.	6	423
GrafTech International Ltd.	12	47
Graham Corporation (a)	—	7
Granite Construction Incorporated	5	199
Great Lakes Dredge & Dock Corporation (a)	7	58
Griffon Corporation	5	189
GXO Logistics Inc. (a)	8	495
H&E Equipment Services, Inc.	3	151
Hawaiian Holdings, Inc. (a)	5	33
Hayward Holdings, Inc. (a)	3	44
Healthcare Services Group, Inc.	5	52
Heartland Express, Inc.	9	138
HEICO Corporation	2	256
HEICO Corporation - Class A	2	245
Heidrick & Struggles International, Inc.	2	54
Helios Technologies, Inc.	2	120
Herc Holdings Inc.	3	350
Heritage-Crystal Clean, Inc. (a)	1	45
Hertz Global Holdings, Inc. (a)	22	272
Hexcel Corporation	6	365
Hillenbrand, Inc.	5	231
HNI Corporation	4	155
Honeywell International Inc.	16	3,032
Howmet Aerospace Inc.	12	567
Hub Group, Inc. - Class A (a)	3	242

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Hubbell Incorporated	2	484
Hudson Global, Inc. (a)	—	1
Hudson Technologies, Inc. (a)	8	110
Huntington Ingalls Industries, Inc.	3	573
Hurco Companies, Inc.	—	7
Huron Consulting Group Inc. (a)	2	234
Hyster-Yale Materials Handling, Inc. - Class A	1	50
IBEX Limited (a)	1	13
ICF International, Inc.	2	248
IDEX Corporation	2	453
IES Holdings, Inc. (a)	2	137
Illinois Tool Works Inc.	8	1,880
Ingersoll Rand Inc.	13	851
Insperity, Inc.	2	214
Insteel Industries, Inc.	2	68
Interface, Inc. - Class A	8	81
ITT Inc.	6	543
J.B. Hunt Transport Services, Inc.	6	1,112
Jacobs Solutions Inc.	4	592
JELD-WEN Holding, Inc. (a)	9	114
JetBlue Airways Corporation (a)	28	127
John Bean Technologies Corporation	2	247
Johnson Controls International Public Limited Company	12	635
Kadant Inc.	1	237
Kaman Corporation	3	55
KBR, Inc.	9	506
Kelly Services, Inc. - Class A	4	65
Kennametal Inc.	8	200
Kforce Inc.	3	160
Kirby Corporation (a)	5	380
Knight-Swift Transportation Holdings Inc. - Class A	12	586
Korn Ferry	5	247
Kratos Defense & Security Solutions, Inc. (a)	8	113
L. B. Foster Company (a)	1	19
L3Harris Technologies, Inc.	6	982
Landstar System, Inc.	3	514
Leidos Holdings, Inc.	6	535
Lennox International Inc.	2	867
Lincoln Electric Holdings, Inc.	3	594
Lindsay Corporation	1	92
Liquidity Services, Inc. (a)	4	71
Lockheed Martin Corporation	8	3,246
LSI Industries Inc.	1	18
Luxfer Holdings PLC	2	20
ManpowerGroup Inc.	4	268
Marten Transport, Ltd.	7	132
Masco Corporation	6	315
Masonite International Corporation (a)	2	224
MasTec, Inc. (a)	5	384
Masterbrand, Inc. (a)	11	139
Matrix Service Company (a)	3	38
Matson Intermodal - Paragon, Inc.	5	435
Matthews International Corporation - Class A	3	133
Maximus, Inc.	5	362
Mayville Engineering Company, Inc. (a)	1	10
McGrath RentCorp	2	212
MDU Resources Group, Inc.	16	307
Mercury Systems, Inc. (a)	3	113
Miller Industries, Inc.	1	50
Millerknoll, Inc.	8	198
Mine Safety Appliances Company, LLC	2	313
Mistras Group, Inc. (a)	3	14
Monocle Acquisition Corporation (a)	2	35
Montrose Environmental Group, Inc. (a)	2	45
Moog Inc. - Class A	3	308
MRC Global Inc. (a)	10	98
MSC Industrial Direct Co., Inc. - Class A	4	395
Mueller Industries, Inc.	5	406
Mueller Water Products, Inc. - Class A	10	131
MYR Group Inc. (a)	2	213
N L Industries, Inc.	1	4
National Presto Industries, Inc.	1	45
NN, Inc. (a)	3	5
Nordson Corporation	1	329
Norfolk Southern Corporation	7	1,316
Northrop Grumman Corporation	3	1,115
Northwest Pipe Company (a)	1	30
Now, Inc. (a)	13	157
NV5 Global, Inc. (a)	1	132
Nvent Electric Public Limited Company	11	566
Old Dominion Freight Line, Inc.	2	1,013
Omega Flex, Inc.	—	8
Openlane, Inc. (a)	12	177
Orion Group Holdings, Inc. (a)	2	8
Oshkosh Corporation	5	435
Otis Worldwide Corporation	12	939
Owens Corning	11	1,490
P.A.M. Transportation Services, Inc. (a)	1	26
PACCAR Inc	15	1,259
Pangaea Logistics Solutions Ltd.	3	20
Park Aerospace Technologies Corp.	2	33
Parker-Hannifin Corporation	3	1,075
Park-Ohio Holdings Corp.	1	26
Parsons Corporation (a)	6	316
Paychex, Inc.	8	967
Paycom Software, Inc.	2	444
Paycor HCM, Inc. (a)	2	50
Paylocity Holding Corporation (a)	1	172
Pentair Public Limited Company	13	814
PGT Innovations, Inc. (a)	6	159
Pitney Bowes Inc.	16	47
Plug Power Inc. (a) (b)	24	179
Powell Industries, Inc.	1	88
Preformed Line Products Company	—	31
Primoris Services Corporation	6	186
Proto Labs, Inc. (a)	2	47
Quad/Graphics, Inc. - Class A (a)	4	22
Quanex Building Products Corporation	4	101
Quanta Services, Inc.	6	1,193
Radiant Logistics, Inc. (a)	3	19
RBC Bearings Incorporated (a)	1	336
Regal Rexnord Corporation	4	595
Republic Services, Inc.	7	1,009
Resideo Technologies, Inc. (a)	13	207
Resources Connection, Inc.	4	65
REV Group, Inc.	7	104
Robert Half Inc.	9	688
Rockwell Automation, Inc.	3	954
Rollins, Inc.	11	407
RTX Corporation	32	2,299
Rush Enterprises, Inc. - Class A	5	207
Rush Enterprises, Inc. - Class B	1	31
RXO Inc. (a)	11	214
Ryder System, Inc.	5	523
Saia, Inc. (a)	2	728
Schneider National, Inc. - Class B	3	95
Science Applications International Corporation	4	415
Sensata Technologies Holding PLC	12	452
Shoals Technologies Group, Inc. - Class A (a)	2	42
Shyft Group, Inc.	3	42
SIFCO Industries, Inc. (a)	—	1
Simpson Manufacturing Co., Inc.	3	459
SiteOne Landscape Supply, Inc. (a)	2	406
SkyWest, Inc. (a)	5	207
Snap-on Incorporated	2	545
Southwest Airlines Co.	20	534
SP Plus Corporation (a)	2	75
Spirit Airlines, Inc.	9	150
SPX Technologies, Inc. (a)	4	346
SS&C Technologies Holdings, Inc.	10	502
Standex International Corporation	1	149
Stanley Black & Decker, Inc.	6	528
Steelcase Inc. - Class A	9	103
Stericycle, Inc. (a)	6	278
Sterling Check Corp. (a)	1	14
Sterling Infrastructure, Inc. (a)	3	200
Sunrun Inc. (a)	15	188
Symbotic Inc. - Class A (a) (b)	1	32
Taskus, Inc. - Class A (a) (b)	—	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Tecnoglass Inc.	3	112
Tennant Company	2	122
Terex Corporation	5	302
Tetra Tech, Inc.	3	523
Textainer Group Holdings Limited	5	191
Textron Inc.	8	628
The AZEK Company Inc. - Class A (a)	9	257
The Boeing Company (a)	12	2,218
The Brink's Company	3	203
The Gorman- Rupp Company	2	80
The Greenbrier Companies, Inc.	3	116
The Manitowoc Company, Inc. (a)	4	54
The Middleby Corporation (a)	4	495
The Timken Company	5	339
The Toro Company	5	411
Thermon Group Holdings, Inc. (a)	3	74
Titan International, Inc. (a)	6	82
Titan Machinery Inc. (a)	1	34
TPI Composites, Inc. (a) (b)	2	5
Trane Technologies Public Limited Company	6	1,225
Transcat, Inc. (a)	—	45
TransDigm Group Incorporated (a)	1	1,197
TransUnion	8	547
Trex Company, Inc. (a)	8	469
Trinet Group, Inc. (a)	3	318
Trinity Industries, Inc.	9	208
Triton International Limited (d)	7	592
Triumph Group, Inc. (a)	5	36
TrueBlue, Inc. (a)	6	85
TTEC Holdings, Inc.	5	120
Tutor Perini Corporation (a)	8	61
Twin Disc, Incorporated (a)	1	16
Uber Technologies, Inc. (a)	18	815
UFP Industries, Inc.	5	499
U-Haul Holding Company (a) (b)	1	61
U-Haul Holding Company - Series N	12	621
Ultralife Corporation (a)	—	2
Unifirst Corporation	1	161
Union Pacific Corporation	21	4,233
United Airlines Holdings, Inc. (a)	15	644
United Parcel Service, Inc. - Class B	26	4,123
United Rentals, Inc.	5	2,338
Universal Logistics Holdings, Inc.	2	57
V2X, Inc. (a)	1	65
Valmont Industries, Inc.	2	401
Verisk Analytics, Inc.	6	1,331
Veritiv Corporation	2	282
Vertiv Holdings Co - Class A	6	239
Viad Corp (a)	2	56
Vicor Corporation (a)	1	82
Vm Consolidated, Inc. - Class A (a)	10	184
VSE Corporation	1	61
W. W. Grainger, Inc.	2	1,435
Wabash National Corporation	7	156
Waste Management, Inc.	14	2,161
Watsco, Inc.	2	576
Watts Water Technologies, Inc. - Class A	2	372
Werner Enterprises, Inc.	7	279
WESCO International, Inc.	4	570
Westinghouse Air Brake Technologies Corporation	7	771
Willdan Group, Inc. (a)	1	20
Willis Lease Finance Corporation (a)	—	10
WillScot Mobile Mini Holdings Corp. - Class A (a)	16	675
Woodward, Inc.	4	443
XPO, Inc. (a)	11	809
Xylem Inc.	7	609
		162,497
Consumer Discretionary 11.4%
1-800-Flowers.com, Inc. - Class A (a)	4	25
2U, Inc. (a)	10	25
Abercrombie & Fitch Co. - Class A (a)	6	360
Academy Sports & Outdoors, Inc.	7	340
Acushnet Holdings Corp.	5	258
Adient Public Limited Company (a)	6	206
ADT, Inc.	36	217
Adtalem Global Education Inc. (a)	4	183
Advance Auto Parts, Inc.	4	210
Airbnb, Inc. - Class A (a)	5	641
Amazon.com, Inc. (a)	218	27,699
American Axle & Manufacturing Holdings, Inc. (a)	12	91
American Eagle Outfitters, Inc.	17	290
American Outdoor Brands, Inc. (a)	2	16
American Public Education, Inc. (a)	2	9
America's Car Mart, Inc. (a)	1	89
Aptiv PLC (a)	8	770
Aramark	15	536
ARKO Corp. - Class A	3	21
Asbury Automotive Group, Inc. (a)	2	409
Autoliv, Inc.	8	728
AutoNation, Inc. (a)	6	921
AutoZone, Inc. (a)	—	930
Barnes & Noble Education, Inc. (a)	6	7
Bassett Furniture Industries, Incorporated	—	7
Bath & Body Works, Inc.	12	396
Beazer Homes USA, Inc. (a)	7	169
Best Buy Co., Inc.	13	902
Big 5 Sporting Goods Corporation	2	17
Big Lots, Inc.	4	21
BJ's Restaurants, Inc. (a)	2	44
Bloomin' Brands, Inc.	5	122
Bluegreen Vacations Holding Corporation - Class A	2	59
Booking Holdings Inc. (a)	1	2,982
Boot Barn Holdings, Inc. (a)	3	229
BorgWarner Inc.	20	791
Boyd Gaming Corporation	4	258
Bright Horizons Family Solutions, Inc. (a)	3	213
Brinker International, Inc. (a)	3	85
Brunswick Corporation	7	557
Build-A-Bear Workshop, Inc.	2	61
Burlington Stores, Inc. (a)	2	326
Caesars Entertainment, Inc. (a)	7	326
Caleres, Inc.	5	138
Camping World Holdings, Inc. - Class A	4	75
Capri Holdings Limited (a)	11	565
CarMax, Inc. (a)	6	405
Carnival Corporation (a)	35	483
CarParts.com, Inc. (a)	6	25
Carriage Services, Inc.	2	59
Carrols Holdco Inc. (a)	5	33
Carter's, Inc.	4	275
Carvana Co. - Class A (a)	2	98
Cavco Industries, Inc. (a)	1	176
Century Communities, Inc.	3	227
Chegg, Inc. (a)	4	39
Chewy, Inc. - Class A (a)	3	46
Chico's FAS, Inc. (a)	23	170
Chipotle Mexican Grill, Inc. (a)	1	1,227
Choice Hotels International, Inc.	2	285
Churchill Downs Incorporated	4	480
Chuy's Holdings, Inc. (a)	2	65
Citi Trends, Inc. (a)	2	41
Columbia Sportswear Company	4	314
Conn's, Inc. (a)	4	17
Cooper-Standard Holdings Inc. (a)	3	41
Coursera, Inc. (a)	4	72
Cracker Barrel Old Country Store, Inc. (b)	2	125
Crocs, Inc. (a)	3	242
Culp, Inc. (a)	2	8
D.R. Horton, Inc.	14	1,470
Dana Incorporated	17	253
Darden Restaurants, Inc.	5	767
Dave & Buster's Entertainment, Inc. (a)	4	154
Deckers Outdoor Corporation (a)	1	662
Denny's Corporation (a)	4	34
Designer Brands Inc. - Class A	8	106
Destination XL Group, Inc. (a)	4	20
Dick's Sporting Goods, Inc.	4	475
Dillard's, Inc. - Class A	1	497
Dine Brands Global, Inc.	1	62

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
DK Crown Holdings Inc. - Class A (a)	19	546
Domino's Pizza, Inc.	1	320
Doordash, Inc. - Class A (a)	7	546
Dorman Products, Inc. (a)	2	173
Duluth Holdings Inc. - Class B (a)	3	16
eBay Inc.	28	1,255
El Pollo Loco Holdings, Inc.	2	15
Escalade, Incorporated	1	14
Ethan Allen Interiors Inc.	3	101
ETSY, Inc. (a)	4	279
Expedia Group, Inc. (a)	3	304
Fiesta Restaurant Group, Inc. (a)	3	24
Figs, Inc. - Class A (a)	9	51
First Watch Restaurant Group, Inc. (a)	3	54
Five Below, Inc. (a)	3	507
Flexsteel Industries, Inc.	1	15
Floor & Decor Holdings, Inc. - Class A (a)	6	529
Foot Locker, Inc.	11	191
Ford Motor Company	128	1,589
Fossil Group, Inc. (a)	5	11
Fox Factory Holding Corp. (a)	3	307
Frontdoor, Inc. (a)	6	172
GameStop Corp. - Class A (a)	2	36
Garmin Ltd.	6	642
General Motors Company	48	1,597
Genesco Inc. (a)	2	70
Gentex Corporation	18	585
Gentherm Incorporated (a)	3	136
Genuine Parts Company	6	892
G-III Apparel Group, Ltd. (a)	8	188
Gopro Inc. - Class A (a)	8	25
Graham Holdings Co., Ltd. - Class B	—	237
Grand Canyon Education, Inc. (a)	2	189
Green Brick Partners, Inc. (a)	3	109
Group 1 Automotive, Inc.	2	501
Guess ?, Inc.	8	169
H & R Block, Inc.	9	374
Hamilton Beach Brands Holding Company - Class A	1	12
Hanesbrands Inc.	31	121
Harley-Davidson, Inc.	13	438
Hasbro, Inc.	7	442
Haverty Furniture Companies, Inc.	2	45
Helen of Troy Limited (a)	2	217
Hibbett Inc.	2	89
Hilton Grand Vacations Inc. (a)	2	86
Hilton Worldwide Holdings Inc.	7	996
Hooker Furnishings Corporation	1	26
Hovnanian Enterprises, Inc. - Class A (a)	1	54
Hyatt Hotels Corporation - Class A	2	199
Installed Building Products, Inc.	2	265
iRobot Corporation (a)	2	82
Jack in the Box Inc.	1	94
Johnson Outdoors Inc. - Class A	1	53
KB Home	7	332
Kohl's Corporation	14	289
Kontoor Brands, Inc.	3	150
Lakeland Industries, Inc.	—	2
Lands' End, Inc. (a)	1	11
Las Vegas Sands Corp.	5	228
Laureate Education, Inc. - Class A	15	217
La-Z-Boy Incorporated	3	81
LCI Industries	2	275
Lear Corporation	5	642
Leggett & Platt, Incorporated	12	305
Lennar Corporation - Class A	11	1,267
Lennar Corporation - Class B	1	108
Leslie's, Inc. (a)	3	15
Levi Strauss & Co. - Class A	9	126
LGI Homes, Inc. (a)	2	216
Lifetime Brands, Inc.	1	6
Light & Wonder, Inc. (a)	6	432
Lithia Motors, Inc. - Class A	2	666
LKQ Corporation	10	476
LL Flooring, Inc. (a)	1	3
Lowe`s Companies, Inc.	12	2,560
Lucid Group, Inc. (a) (b)	13	70
Lululemon Athletica Canada Inc. (a)	3	1,070
M.D.C. Holdings, Inc.	5	207
M/I Homes, Inc. (a)	2	184
Macy's, Inc.	29	339
Malibu Boats, Inc. - Class A (a)	2	80
Marine Products Corporation	2	25
MarineMax, Inc. (a)	3	92
Marriott International, Inc. - Class A	7	1,291
Marriott Vacations Worldwide Corporation	3	312
MasterCraft Boat Holdings, Inc. (a)	1	18
Mattel, Inc. (a)	23	505
McDonald's Corporation	15	4,037
Meritage Homes Corporation	4	487
MGM Resorts International	11	417
Modine Manufacturing Company (a)	4	203
Mohawk Industries, Inc. (a)	3	229
Monarch Casino & Resort, Inc.	1	43
Monro, Inc.	3	78
Motorcar Parts of America, Inc. (a)	2	16
Movado Group, Inc.	1	30
Murphy USA Inc.	2	520
Nathan's Famous, Inc.	1	42
National Vision Holdings, Inc. (a)	5	78
Nautilus, Inc. (a)	3	3
Newell Brands Inc.	33	294
NIKE, Inc. - Class B	31	2,937
Nishka, Inc. - Class A (a)	3	24
Nordstrom, Inc. (b)	7	103
Norwegian Cruise Line Holdings Ltd. (a)	6	101
NVR, Inc. (a)	—	1,324
Ollie's Bargain Outlet Holdings, Inc. (a)	5	387
OneSpaWorld Holdings Limited (a)	7	77
O'Reilly Automotive, Inc. (a)	1	1,102
Overstock.com, Inc. (a)	2	25
Oxford Industries, Inc.	1	138
Papa John's International, Inc.	2	144
Patrick Industries, Inc.	3	195
PENN Entertainment, Inc. (a)	6	148
Penske Automotive Group, Inc.	5	771
Perdoceo Education Corporation	9	156
PetMed Express, Inc.	2	24
Phinia Inc.	4	105
Planet Fitness, Inc. - Class A (a)	5	247
Playa Hotels & Resorts N.V. (a)	13	93
Polaris Inc.	5	566
Pool Corporation	2	564
Potbelly Corporation (a)	2	16
PulteGroup, Inc.	25	1,846
Purple Innovation, Inc. (a) (b)	5	8
PVH Corp.	5	366
Quantumscape Battery, Inc. - Class A (a) (b)	3	20
Qurate Retail, Inc. - Series A (a)	37	22
Ralph Lauren Corporation - Class A	4	441
Red Robin Gourmet Burgers, Inc. (a)	1	12
Red Rock Resorts, Inc. - Class A	3	135
Revolve Group Inc. - Class A (a)	1	16
RH (a)	1	320
Rivian Automotive, Inc. - Class A (a) (b)	16	399
Rocky Brands, Inc.	1	9
Ross Stores, Inc.	10	1,150
Royal Caribbean Cruises Ltd.	8	747
Sally Beauty Holdings, Inc. (a)	6	48
Seaworld Entertainment, Inc. (a)	3	143
Service Corporation International	13	755
Shake Shack, Inc. - Class A (a)	3	146
Shoe Carnival, Inc.	3	83
Signet Jewelers Limited	4	276
Six Flags Operations Inc. (a)	5	128
Skechers U.S.A., Inc. - Class A (a)	9	463
Skyline Champion Corporation (a)	4	260
Sleep Number Corporation (a)	1	35
Smith & Wesson Brands, Inc.	6	82
Sonic Automotive, Inc. - Class A	3	147

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Sonos, Inc. (a)	6	73
Sportsman's Warehouse Holdings, Inc. (a) (b)	3	14
Standard Motor Products, Inc.	2	80
Starbucks Corporation	23	2,115
Steven Madden, Ltd.	6	202
Stitch Fix, Inc. - Class A (a)	1	3
Stoneridge, Inc. (a)	3	62
Strategic Education, Inc.	1	103
Strattec Security Corporation (a)	—	5
Stride, Inc. (a)	5	206
Superior Group of Companies, Inc.	1	8
Superior Industries International, Inc. (a)	2	6
Tapestry, Inc.	24	676
Taylor Morrison Home II Corporation - Class A (a)	11	490
Tempur Sealy International, Inc.	7	306
Tesla Inc. (a)	43	10,652
Texas Roadhouse, Inc. - Class A	5	460
The Aaron's Company, Inc.	3	30
The Buckle, Inc.	6	188
The Cato Corporation - Class A	2	18
The Cheesecake Factory Incorporated	6	179
The Children's Place, Inc. (a)	2	59
The Container Store Group, Inc. (a)	3	7
The Gap, Inc.	32	345
The Goodyear Tire & Rubber Company (a)	25	308
The Home Depot, Inc.	26	7,976
The Lovesac Company (a)	1	26
The ODP Corporation (a)	4	201
The One Group Hospitality, Inc. (a)	2	8
The Steak N Shake Company - Class A (a)	—	9
The Steak N Shake Company - Class B (a)	—	19
The TJX Companies, Inc.	36	3,168
The Wendy's Company	16	325
Thor Industries, Inc.	5	491
Tile Shop Holdings, Inc. (a)	7	38
Tilly's, Inc. - Class A (a)	1	9
Toll Brothers, Inc.	8	585
TopBuild Corp. (a)	3	750
Topgolf Callaway Brands Corp. (a)	14	190
Tractor Supply Company	5	935
Travel + Leisure Co.	4	152
TRI Pointe Homes Holdings, Inc. (a)	8	209
Ulta Beauty, Inc. (a)	2	871
Under Armour, Inc. - Class A (a)	11	76
Under Armour, Inc. - Class C (a)	14	89
Unifi, Inc. (a)	2	15
Universal Electronics Inc. (a)	1	8
Universal Technical Institute, Inc. (a)	2	14
Upbound Group, Inc.	6	164
Urban Outfitters, Inc. (a)	7	236
V.F. Corporation	17	295
Vail Resorts, Inc.	3	563
Valvoline, Inc.	6	208
Vera Bradley, Inc. (a)	3	21
Victoria's Secret & Co. (a)	5	82
Vista Outdoor Inc. (a)	5	155
Visteon Corporation (a)	2	281
Vitamin Oldco Holdings, Inc. (a) (e)	7	—
Vizio Holding Corp. - Class A (a)	7	36
VOXX International Corporation - Class A (a)	2	15
Wayfair Inc. - Class A (a)	2	111
Weyco Group, Inc.	1	24
Whirlpool Corporation	4	521
Williams-Sonoma, Inc.	6	864
Wingstop Inc.	1	174
Winmark Corporation	—	93
Winnebago Industries, Inc.	2	130
Wolverine World Wide, Inc.	3	23
Wyndham Hotels & Resorts, Inc.	7	484
Wynn Resorts, Limited	3	288
YETI Holdings, Inc. (a)	5	228
Yum! Brands, Inc.	7	835
Zumiez Inc. (a)	2	40
		143,776
Health Care 11.3%
10X Genomics, Inc. - Class A (a)	1	58
Abbott Laboratories	30	2,950
AbbVie Inc.	47	7,009
Acadia Healthcare Company, Inc. (a)	6	401
Accolade, Inc. (a)	8	88
Accuray Incorporated (a)	6	15
Adaptive Biotechnologies Corporation (a)	4	19
Addus HomeCare Corporation (a)	1	95
Adicet Therapeutics, Inc. (a) (b)	7	9
Adverum Biotechnologies, Inc. (a)	10	15
Affimed N.V. (a)	8	4
Agilent Technologies, Inc.	6	635
Agiliti, Inc. (a)	4	23
Agilon Health Management, Inc. (a)	8	141
Agios Pharmaceuticals, Inc. (a)	2	52
Aldeyra Therapeutics, Inc. (a)	4	28
Alector, Inc. (a)	5	35
Align Technology, Inc. (a)	1	408
Alkermes Public Limited Company (a)	9	253
Allakos Inc. (a)	—	1
Allogene Therapeutics, Inc. (a)	13	42
Alnylam Pharmaceuticals, Inc. (a)	3	596
Amedisys, Inc. (a)	2	206
American Well Corporation - Class A (a)	6	7
AmerisourceBergen Corporation	6	1,090
Amgen Inc.	14	3,781
AMN Healthcare Services, Inc. (a)	4	316
Amneal Pharmaceuticals, Inc. - Class A (a)	5	21
Amphastar Pharmaceuticals, Inc. (a)	4	194
Anaptysbio, Inc. (a)	2	36
AngioDynamics, Inc. (a)	4	33
ANI Pharmaceuticals, Inc. (a)	1	46
Anika Therapeutics, Inc. (a)	1	28
Apollo Medical Holdings, Inc. (a)	2	61
Arcturus Therapeutics Holdings Inc. (a)	3	74
Arcus Biosciences, Inc. (a)	6	99
Arcutis Biotherapeutics, Inc. (a)	6	33
Ardelyx, Inc. (a)	1	3
Artivion, Inc. (a)	3	42
Assertio Holdings, Inc. (a)	—	1
Atara Biotherapeutics, Inc. (a)	4	6
AtriCure, Inc. (a)	2	76
Atrion Corporation	—	67
Avanos Medical, Inc. (a)	5	92
Avantor, Inc. (a)	25	524
Avidity Biosciences, Inc. (a)	2	15
AxoGen, Inc. (a)	5	27
Axonics, Inc. (a)	1	76
Azenta, Inc. (a)	2	79
Baxter International Inc.	16	600
Becton, Dickinson and Company	5	1,196
Biogen Inc. (a)	4	911
BioLife Solutions, Inc. (a)	2	28
BioMarin Pharmaceutical Inc. (a)	6	498
Bio-Rad Laboratories, Inc. - Class A (a)	1	336
Bio-Techne Corporation	4	242
Bluebird Bio, Inc. (a) (b)	4	12
Blueprint Medicines Corporation (a)	2	118
Boston Scientific Corporation (a)	25	1,329
Bristol-Myers Squibb Company	65	3,762
Brookdale Senior Living Inc. (a)	23	94
Bruker Corporation	6	392
C4 Therapeutics, Inc. (a)	7	13
Cara Therapeutics, Inc. (a)	4	7
Cardinal Health, Inc.	8	702
Caredx, Inc. (a)	2	11
Castle Biosciences, Inc. (a)	—	—
Catalent, Inc. (a)	6	261
Catalyst Pharmaceuticals, Inc. (a)	7	88
Celldex Therapeutics, Inc. (a)	1	19
Centene Corporation (a)	16	1,122
Certara, Inc. (a)	6	84
Charles River Laboratories International, Inc. (a)	3	506

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Chemed Corporation	1	504
Cogent Biosciences, Inc. (a)	7	67
Collegium Pharmaceutical, Inc. (a)	2	38
Community Health Systems, Inc. (a)	12	34
Computer Programs and Systems, Inc. (a)	1	12
CONMED Corporation	2	155
Corcept Therapeutics Incorporated (a)	6	158
CorVel Corporation (a)	1	229
CRISPR Therapeutics AG (a)	3	130
Cross Country Healthcare, Inc. (a)	2	59
Cryoport, Inc. (a)	2	29
Cumberland Pharmaceuticals, Inc. (a)	1	2
CVS Health Corporation	32	2,216
Danaher Corporation	12	2,920
DaVita Inc. (a)	4	356
Day One Biopharmaceuticals, Inc. (a)	1	15
Deciphera Pharmaceuticals, Inc. (a)	5	66
Denali Therapeutics Inc. (a)	5	111
Dentsply Sirona Inc.	14	479
DexCom, Inc. (a)	5	446
Doximity, Inc. - Class A (a)	2	34
Dynavax Technologies Corporation (a)	4	66
Eagle Pharmaceuticals, Inc. (a)	1	21
Editas Medicine, Inc. (a)	2	14
Edwards Lifesciences Corporation (a)	9	591
Elanco Animal Health Incorporated (a)	23	263
Elevance Health, Inc.	6	2,402
Eli Lilly and Company	23	12,214
Embecta Corp.	1	14
Emergent BioSolutions Inc. (a)	4	14
Enanta Pharmaceuticals, Inc. (a)	2	18
Encompass Health Corporation	8	528
Enhabit Inc. (a)	4	44
Enovis Corporation (a)	3	176
Envista Holdings Corporation (a)	12	338
Enzo Biochem, Inc. (a)	4	5
Evolent Health, Inc. - Class A (a)	6	163
Exact Sciences Corporation (a)	7	499
Exelixis, Inc. (a)	21	460
Fate Therapeutics, Inc. (a)	2	3
Fortrea Holdings Inc. (a)	4	118
Fulcrum Therapeutics, Inc. (a)	2	10
Fulgent Genetics, Inc. (a)	1	38
G1 Therapeutics, Inc. (a)	4	5
GE HealthCare Technologies Inc.	10	707
Generation Bio Co. (a)	2	9
Gilead Sciences, Inc.	41	3,092
Glaukos Corporation (a)	3	190
Globus Medical, Inc. - Class A (a)	8	421
Haemonetics Corporation (a)	3	312
Halozyme Therapeutics, Inc. (a)	6	248
Harmony Biosciences Holdings Inc. (a)	2	57
Harvard Bioscience, Inc. (a)	2	7
HCA Healthcare, Inc.	4	1,076
Health Catalyst, Inc. (a)	1	13
HealthEquity, Inc. (a)	5	344
Healthstream, Inc.	2	46
Henry Schein, Inc. (a)	6	415
Hologic, Inc. (a)	9	592
Horizon Orphan LLC (a)	2	26
Horizon Therapeutics Public Limited Company (a)	6	668
Humana Inc.	3	1,496
ICU Medical, Inc. (a)	—	36
IDEAYA Biosciences, Inc. (a)	1	40
IDEXX Laboratories, Inc. (a)	2	1,034
Illumina, Inc. (a)	4	549
ImmunoGen, Inc. (a)	12	194
Immunovant, Inc. (a)	2	88
Inari Medical, Inc. (a)	2	119
Incyte Corporation (a)	6	359
Innoviva, Inc. (a)	12	155
Inogen, Inc. (a)	1	6
Inspire Medical Systems, Inc. (a)	—	56
Insulet Corporation (a)	1	126
Integer Holdings Corporation (a)	3	227
Integra LifeSciences Holdings Corporation (a)	5	196
Intellia Therapeutics, Inc. (a)	3	92
Intuitive Surgical, Inc. (a)	5	1,365
Iovance Biotherapeutics, Inc. (a)	10	47
IQVIA Holdings Inc (a)	7	1,314
Iradimed Corp.	—	19
Ironwood Pharmaceuticals, Inc. - Class A (a)	13	128
Jazz Pharmaceuticals Public Limited Company (a)	4	490
Johnson & Johnson	59	9,207
KalVista Pharmaceuticals Inc. (a)	2	18
Kodiak Sciences Inc. (a)	3	5
Krystal Biotech, Inc. (a)	2	189
Kura Oncology, Inc. (a)	3	24
Kymera Therapeutics, Inc. (a)	2	27
Laboratory Corporation of America Holdings	4	829
Lantheus Holdings, Inc. (a)	3	204
LeMaitre Vascular, Inc.	2	87
Lensar, Inc. (a)	—	1
Ligand Pharmaceuticals Incorporated (a)	1	75
LivaNova PLC (a)	4	187
Lumos Pharma, Inc. (a)	—	1
MacroGenics, Inc. (a)	3	15
Maravai LifeSciences Holdings, Inc. - Class A (a)	5	49
Masimo Corporation (a)	3	276
McKesson Corporation	3	1,284
Medpace Holdings, Inc. (a)	1	311
Medtronic, Inc.	23	1,810
MeiraGTx Holdings plc (a)	1	5
Merck & Co., Inc.	40	4,160
Merit Medical Systems, Inc. (a)	4	245
Mersana Therapeutics, Inc. (a)	8	10
Mesa Laboratories, Inc.	—	28
Mettler-Toledo International Inc. (a)	1	691
Mirati Therapeutics, Inc. (a)	2	67
Moderna, Inc. (a)	6	607
ModivCare Inc. (a)	2	49
Molina Healthcare, Inc. (a)	2	801
Morphic Holding, Inc. (a)	1	28
Myriad Genetics, Inc. (a)	6	91
National HealthCare Corporation	2	126
National Research Corporation	1	31
Nektar Therapeutics (a)	6	4
Neogenomics, Inc. (a)	3	39
Neurocrine Biosciences, Inc. (a)	4	422
Nevro Corp. (a)	2	36
NextGen Healthcare, Inc. (a)	7	175
NGM Biopharmaceuticals, Inc. (a)	4	4
Nurix Therapeutics, Inc. (a)	3	26
OmniAb, Inc. (a) (e)	—	—
OmniAb, Inc. (a) (e)	—	—
OmniAb, Inc. (a)	6	32
Omnicell, Inc. (a)	2	110
OPKO Health, Inc. (a) (b)	34	55
OptimizeRX Corporation (a)	2	19
Option Care Health, Inc. (a)	6	205
Orasure Technologies, Inc. (a)	4	25
Organogenesis Holdings Inc. - Class A (a)	8	26
Organon & Co.	16	282
Orthofix Medical Inc. (a)	3	45
Orthopediatrics Corp. (a)	1	44
Outset Medical, Inc. (a)	3	38
Owens & Minor, Inc. (a)	7	111
Pacific Biosciences of California, Inc. (a)	5	46
Pacira Pharmaceuticals, Inc. (a)	3	92
Patterson Companies, Inc.	8	247
PDL BioPharma, Inc. (a) (e)	6	9
Pediatrix Medical Group, Inc. (a)	7	86
Penumbra, Inc. (a)	1	302
Perrigo Company Public Limited Company	9	282
PetIQ, Inc. - Class A (a)	2	31
Pfizer Inc.	199	6,589
Phibro Animal Health Corporation - Class A	2	20
Phreesia, Inc. (a)	2	30
PMV Pharmaceuticals, Inc. (a)	6	39
Poseida Therapeutics, Inc. (a)	5	12

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Pphm, Inc. (a)	3	24
Premier Healthcare Solutions, Inc. - Class A	9	199
Prestige Consumer Healthcare Inc. (a)	5	300
Progyny, Inc. (a)	2	67
Protagonist Therapeutics, Inc. (a)	6	101
Prothena Corporation Public Limited Company (a)	3	139
Psychemedics Corporation	1	2
Quest Diagnostics Incorporated	4	489
Quidelortho Corporation (a)	1	54
R1 RCM Holdco Inc. (a)	7	110
RadNet, Inc. (a)	4	106
Recursion Pharmaceuticals, Inc. - Class A (a)	8	57
Regeneron Pharmaceuticals, Inc. (a)	3	2,071
Regenxbio Inc. (a)	3	56
Relay Therapeutics, Inc. (a)	2	18
Repligen Corporation (a)	2	396
Replimune Group, Inc. (a)	3	58
ResMed Inc.	3	461
Revolution Medicines, Inc. (a)	3	86
Revvity, Inc.	4	431
Rhythm Pharmaceuticals, Inc. (a)	1	12
Rocket Pharmaceuticals, Inc. (a)	3	70
Sage Therapeutics Inc. (a)	1	27
Sangamo Therapeutics, Inc. (a)	13	8
Sarepta Therapeutics, Inc. (a)	1	146
Schrodinger, Inc. (a)	1	27
Seagen Inc. (a)	2	528
Seer, Inc. - Class A (a)	8	18
Select Medical Holdings Corporation	9	240
Sgry, LLC (a)	3	98
Shockwave Medical, Inc. (a)	1	113
SI-BONE, Inc. (a)	2	52
SIGA Technologies, Inc. (b)	6	29
Sight Sciences, Inc. (a)	3	9
Simulations Plus, Inc.	2	66
Sotera Health LLC (a)	13	190
Springworks Therapeutics, Inc. (a) (b)	1	24
STAAR Surgical Company (a)	1	41
Steris Limited	3	729
Stoke Therapeutics, Inc. (a) (b)	2	9
Stryker Corporation	5	1,444
Supernus Pharmaceuticals, Inc. (a)	5	126
Surmodics, Inc. (a)	1	46
Sutro Biopharma, Inc. (a)	6	21
Taro Pharmaceutical Industries Ltd (a)	3	112
Tarsus Pharmaceuticals, Inc. (a)	2	27
Teladoc Health, Inc. (a)	5	102
Teleflex Incorporated	2	360
Tenet Healthcare Corporation (a)	8	497
The Cigna Group	10	2,925
The Cooper Companies, Inc.	2	512
The Ensign Group, Inc.	4	357
The Pennant Group, Inc. (a)	3	30
Thermo Fisher Scientific Inc.	7	3,512
Twist Bioscience Corporation (a)	4	75
U. S. Physical Therapy, Inc.	1	103
UFP Technologies, Inc. (a)	—	48
United Therapeutics Corporation (a)	2	494
UnitedHealth Group Incorporated	22	11,036
Universal Health Services, Inc. - Class B	5	610
Utah Medical Products, Inc.	—	17
Vanda Pharmaceuticals Inc. (a)	5	21
Varex Imaging Corporation (a)	6	112
Veeva Systems Inc. - Class A (a)	2	416
Veracyte, Inc. (a)	3	77
Veradigm Inc. (a)	13	170
Vericel Corporation (a)	2	58
Vertex Pharmaceuticals Incorporated (a)	4	1,430
Viatris Inc.	44	436
Waters Corporation (a)	2	546
West Pharmaceutical Services, Inc.	2	660
Xencor, Inc. (a)	4	87
Zentalis Pharmaceuticals, Inc. (a)	3	67
Zimmer Biomet Holdings, Inc.	7	776
ZimVie Inc. (a)	1	6
Zoetis Inc. - Class A	12	2,084
		142,746
Communication Services 7.9%
Activision Blizzard, Inc.	19	1,745
Alphabet Inc. - Class A (a)	137	17,967
Alphabet Inc. - Class C (a)	121	15,929
Altice USA, Inc. - Class A (a)	13	44
AMC Networks, Inc. - Class A (a)	4	51
Angi Inc. - Class A (a)	7	15
Anterix Inc. (a)	1	47
AT&T Inc.	193	2,903
Atlanta Braves Holdings, Inc. - Series A (a)	—	14
Atlanta Braves Holdings, Inc. - Series C (a)	3	110
ATN International, Inc.	3	81
Bandwidth Inc. - Class A (a)	1	9
Boston Omaha Corporation - Class A (a)	1	23
Bumble Inc. - Class A (a)	2	27
Cable One, Inc.	—	239
CarGurus, Inc. - Class A (a)	3	54
Cars.com Inc. (a)	9	153
Cinemark Holdings, Inc. (a)	3	51
Cogent Communications Holdings, Inc.	3	208
Comcast Corporation - Class A	163	7,227
Comscore, Inc. (a)	7	4
Consolidated Communications Holdings, Inc. (a)	13	45
DallasNews Corporation - Series A	1	3
DHI Group, Inc. (a)	—	1
Dish Network Corporation - Class A (a)	14	82
EchoStar Corporation - Class A (a)	4	70
Electronic Arts Inc.	8	971
Endeavor Group Holdings, Inc. - Class A	6	110
Entravision Communications Corporation - Class A	6	20
Former Charter Communications Parent, Inc. - Class A (a)	4	1,930
Fox Corporation - Class A	11	346
Fox Corporation - Class B	11	322
Frontier Communications Parent, Inc. (a)	11	174
Gannett Co., Inc. (a)	17	41
Gray Television, Inc.	11	79
IDT Corporation - Class B (a)	3	61
iHeartMedia, Inc. - Class A (a)	8	27
IMAX Corporation (a)	6	121
Integral Ad Science Holding Corp. (a)	4	46
Intelsat Inflight LLC (a)	3	38
Iridium Communications Inc.	8	385
John Wiley & Sons, Inc. - Class A	4	131
John Wiley & Sons, Inc. - Class B	—	4
Liberty Broadband Corporation - Series A (a)	1	110
Liberty Broadband Corporation - Series C (a)	5	448
Liberty Latin America Ltd. - Class A (a)	2	17
Liberty Latin America Ltd. - Class C (a)	13	103
Liberty Media Corporation - Series A (a)	1	51
Liberty Media Corporation - Series A (a)	1	44
Liberty Media Corporation - Series A (a)	5	137
Liberty Media Corporation - Series C (a)	3	88
Liberty Media Corporation - Series C (a)	10	249
Liberty Media Corporation - Series C (a)	7	446
Lions Gate Entertainment Corp. - Class A (a)	5	38
Lions Gate Entertainment Corp. - Class B (a)	16	123
Live Nation Entertainment, Inc. (a)	7	563
Lumen Technologies Inc. (a)	98	139
Magnite, Inc. (a)	7	54
Marchex, Inc. - Class B (a)	—	—
Match Group, Inc. (a)	7	284
Meta Platforms, Inc. - Class A (a)	68	20,560
Netflix, Inc. (a)	7	2,528
News Corporation - Class A	17	340
News Corporation - Class B	6	118
Nexstar Media Group, Inc. - Class A	4	619
Omnicom Group Inc.	12	889
Paramount Global - Class A	1	16
Paramount Global - Class B	25	321
Pinterest, Inc. - Class A (a)	6	162
Playtika Holding Corp. (a)	11	105
PubMatic, Inc. - Class A (a)	3	35

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
QuinStreet, Inc. (a)	2	21
Reading International, Inc. - Class A (a)	2	4
Roblox Corporation - Class A (a)	3	89
Roku Inc. - Class A (a)	3	201
Scholastic Corporation	3	133
Shenandoah Telecommunications Company	3	57
Shutterstock, Inc.	2	92
Sinclair, Inc. - Class A	4	45
Sirius XM Holdings Inc.	36	161
Snap Inc. - Class A (a)	8	75
Sphere Entertainment Co. (a) (f)	2	73
Sphere Entertainment Co. - Class A (a)	2	82
Sphere Entertainment Co. - Class A	—	68
Spok Holdings, Inc.	2	30
Spotify Technology S.A. (a)	3	539
Take-Two Interactive Software, Inc. (a)	6	775
TechTarget, Inc. (a)	1	42
TEGNA Inc.	23	333
Telephone and Data Systems, Inc.	9	172
The E.W. Scripps Company - Class A (a)	8	43
The Interpublic Group of Companies, Inc.	25	711
The Marcus Corporation (b)	3	53
The New York Times Company - Class A	12	482
The Trade Desk, Inc. - Class A (a)	5	420
The Walt Disney Company (a)	41	3,352
Thryv Holdings, Inc. (a)	3	48
TKO Group Holdings Inc. - Class A	3	225
T-Mobile USA, Inc.	15	2,069
Townsquare Media, Inc. - Class A	2	14
Travelzoo (a)	1	6
TripAdvisor, Inc. (a)	7	113
Truecar, Inc. (a)	12	25
United States Cellular Corporation (a)	2	102
Verizon Communications Inc.	243	7,868
Warner Bros. Discovery, Inc. - Series A (a)	78	845
Warner Music Group Corp. - Class A	5	147
WideOpenWest, Inc. (a)	3	22
Yelp Inc. (a)	5	200
Zedge, Inc. - Class B (a)	1	2
Ziff Davis, Inc. (a)	4	274
ZoomInfo Technologies Inc. - Class A (a)	4	74
		100,582
Energy 7.5%
Adams Resources & Energy, Inc.	—	8
Alto Ingredients, Inc. (a)	10	43
Antero Midstream Corporation	36	433
Antero Resources Corporation (a)	25	625
Apa Corp.	10	416
Archrock, Inc.	13	168
Ardmore Shipping Services (Ireland) Limited	4	56
Baker Hughes Company - Class A	35	1,243
Berry Corporation (Bry)	5	44
Bristow Holdings U.S. Inc. (a)	1	15
Cactus, Inc. - Class A	4	193
California Resources Corporation	5	257
Callon Petroleum Company (a)	6	231
Centrus Energy Corp. - Class A (a)	1	62
ChampionX Corporation	15	540
Cheniere Energy, Inc.	7	1,177
Chesapeake Energy Corporation	12	993
Chevron Corporation	68	11,456
Chord Energy Corporation	3	491
Civitas Resources, Inc.	2	134
Clean Energy Fuels Corp. (a)	22	86
CNX Resources Corporation (a)	19	422
Comstock Resources, Inc. (b)	27	297
ConocoPhillips	51	6,093
CONSOL Energy Inc.	4	368
Core Laboratories LP	4	96
Coterra Energy Inc.	58	1,574
CVR Energy, Inc.	9	296
Delek US Holdings, Inc.	8	241
Denbury Inc. (a)	4	412
Devon Energy Corporation	42	1,992
DHT Holdings, Inc.	22	231
Diamondback Energy, Inc.	11	1,730
DMC Global Inc. (a)	2	54
Dorian LPG Ltd.	3	84
Dril-Quip, Inc. (a)	4	115
DT Midstream, Inc.	7	357
Enlink Midstream, LLC	37	447
EOG Resources, Inc.	22	2,757
EQT Corporation	15	619
Equitrans Midstream Corporation	38	359
Evolution Petroleum Corporation	3	19
Expro Group Holdings N.V. (a)	4	84
Exxon Mobil Corporation	177	20,845
Forum Energy Technologies, Inc. (a)	1	13
Geospace Technologies Corporation (a)	1	9
Green Plains Inc. (a)	4	120
Gulf Island Fabrication, Inc. (a)	1	3
Gulfport Energy Operating Corporation (a)	1	107
Hallador Energy Company (a)	3	45
Halliburton Company	39	1,585
Helix Energy Solutions Group, Inc. (a)	22	242
Helmerich & Payne, Inc.	8	345
Hess Corporation	12	1,864
HF Sinclair Corporation	17	958
International Seaways, Inc.	2	88
Kinder Morgan, Inc.	54	888
Kosmos Energy Ltd. (a)	42	340
Liberty Energy Inc. - Class A	17	307
Magnolia Oil & Gas Corporation - Class A	15	354
Mammoth Energy Services, Inc. (a)	2	11
Marathon Oil Corporation	37	977
Marathon Petroleum Corporation	16	2,404
Matador Resources Company	10	576
Murphy Oil Corporation	12	545
Nabors Industries Ltd. (a)	1	106
NACCO Industries, Inc. - Class A	—	18
National Energy Services Reunited Corporation (a)	4	24
Natural Gas Services Group, Inc. (a)	2	24
New Fortress Energy Inc. - Class A (b)	3	113
Newpark Resources, Inc. (a)	10	72
Noble Corporation PLC	1	65
Nordic American Tankers Limited	30	126
Northern Oil and Gas Incorporated	3	122
NOV Inc.	27	555
Occidental Petroleum Corporation	39	2,523
Oceaneering International, Inc. (a)	9	239
Oil States International, Inc. (a)	6	49
ONEOK, Inc.	22	1,365
Overseas Shipholding Group, Inc. - Class A (a)	5	21
Ovintiv Canada ULC	20	940
Par Pacific Holdings, Inc. (a)	7	253
Patterson-UTI Energy, Inc.	38	521
PBF Energy Inc. - Class A	12	642
Peabody Energy Corporation	12	311
Permian Resources Corporation - Class A	20	278
Phillips 66	15	1,819
Phx Minerals Inc. - Class A	2	6
Pioneer Natural Resources Company	10	2,408
Propetro Holding Corp. (a)	11	116
Range Resources Corporation	16	529
REX American Resources Corporation (a)	1	21
RPC, Inc.	13	112
Schlumberger Limited	32	1,840
Scorpio Tankers Inc.	6	339
SEACOR Marine Holdings Inc. (a)	2	26
Select Energy Services, Inc. - Class A	12	94
SFL Corporation Ltd.	16	174
SilverBow Resources, Inc. (a) (b)	2	73
SM Energy Company	13	529
Solaris Oilfield Infrastructure, Inc. - Class A	2	21
Southwestern Energy Company (a)	72	463
STR Sub Inc. - Class A	3	63
Talos Energy Inc. (a)	7	121
Targa Resources Corp.	9	772
TechnipFMC PLC	27	555

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Teekay Shipping (Canada) Ltd. (a)	7	45
Teekay Tankers Ltd. - Class A	2	73
TETRA Technologies, Inc. (a)	8	50
Texas Pacific Land Corporation	—	501
The Williams Companies, Inc.	41	1,368
Tidewater Inc. (a)	3	212
Transocean Ltd. (a) (c)	35	291
U.S. Silica Holdings, Inc. (a)	12	172
Valaris Limited (a)	2	134
Valero Energy Corporation	20	2,809
Vital Energy, Inc. (a)	1	72
Vitesse Energy, Inc.	2	48
W&T Offshore, Inc. (a)	16	69
Weatherford International Public Limited Company (a)	5	479
World Kinect Corporation	5	117
		94,832
Consumer Staples 6.1%
Albertsons Companies, Inc. - Class A	16	375
Alico, Inc.	1	21
Altria Group, Inc.	37	1,549
Archer-Daniels-Midland Company	13	991
B&G Foods, Inc.	7	72
Bellring Intermediate Holdings, Inc. (a)	7	304
BJ's Wholesale Club Holdings, Inc. (a)	10	735
Brown-Forman Corporation - Class A	3	183
Brown-Forman Corporation - Class B	9	520
Bunge Limited	7	756
Calavo Growers, Inc.	2	42
Cal-Maine Foods, Inc.	5	219
Campbell Soup Company	15	604
Casey's General Stores, Inc.	3	729
Celsius Holdings, Inc. (a)	1	248
Central Garden & Pet Company (a)	1	50
Central Garden & Pet Company - Class A (a)	4	163
Church & Dwight Co., Inc.	7	606
Coca-Cola Consolidated, Inc.	1	482
Colgate-Palmolive Company	16	1,130
Conagra Brands, Inc.	18	484
Constellation Brands, Inc. - Class A	3	655
Costco Wholesale Corporation	9	4,969
Coty Inc. - Class A (a)	54	598
Darling Ingredients Inc. (a)	10	541
Del Monte Fresh Produce Company	5	141
Dollar General Corporation	5	579
Dollar Tree, Inc. (a)	9	925
e.l.f. Beauty, Inc. (a)	4	429
Edgewell Personal Care Colombia S A S	4	138
Energizer Holdings, Inc.	4	120
Farmer Bros. Co. (a)	2	4
Flowers Foods, Inc.	15	343
Freshpet, Inc. (a)	1	51
General Mills, Inc.	16	1,004
Grocery Outlet Holding Corp. (a)	6	179
Herbalife Nutrition Ltd. (a)	8	116
Hormel Foods Corporation	16	598
Hostess Brands, Inc. - Class A (a)	14	461
Ingles Markets, Incorporated - Class A	2	138
Ingredion Incorporated	5	482
Inter Parfums, Inc.	2	298
J&J Snack Foods Corp.	1	219
John B. Sanfilippo & Son, Inc.	1	86
Kellogg Company	16	945
Kenvue Inc.	118	2,361
Keurig Dr Pepper Inc.	18	582
Kimberly-Clark Corporation	9	1,136
Kraft Foods Group, Inc.	18	614
Lamb Weston Holdings, Inc.	5	505
Lancaster Colony Corporation	1	226
Limoneira Company	1	17
McCormick & Company, Incorporated	7	501
McCormick & Company, Incorporated	1	48
Medifast, Inc.	—	37
MGPI Processing, Inc.	2	199
Mission Produce, Inc. (a)	3	32
Molson Coors Beverage Company - Class B	8	497
Mondelez International, Inc. - Class A	25	1,716
Monster Beverage 1990 Corporation (a)	12	617
National Beverage Corp. (a)	4	206
Natural Grocers By Vitamin Cottage, Inc.	2	27
Natural Health Trends Corp.	—	1
Nature's Sunshine Products, Inc. (a)	1	13
Nu Skin Enterprises, Inc. - Class A	5	100
Oil-Dri Corporation of America	—	25
PepsiCo, Inc.	42	7,077
Performance Food Group Company (a)	9	534
Philip Morris International Inc.	31	2,896
Pilgrim's Pride Corporation (a)	7	149
Post Holdings, Inc. (a)	4	347
PriceSmart, Inc.	2	171
Reynolds Consumer Products Inc.	10	244
Seaboard Corporation	—	60
Seneca Foods Corporation - Class A (a)	1	37
Sovos Brands, Inc. (a)	4	84
Spartannash Company	6	122
Spectrum Brands Holdings, Inc.	3	228
Sprouts Farmers Market, Inc. (a)	9	396
Sysco Corporation	15	960
Target Corporation	14	1,522
The Andersons, Inc.	3	167
The Boston Beer Company, Inc. - Class A (a)	1	216
The Chefs' Warehouse, Inc. (a)	3	54
The Clorox Company	4	569
The Coca-Cola Company	91	5,106
The Duckhorn Portfolio Inc. (a)	3	33
The Estee Lauder Companies Inc. - Class A	5	724
The Hain Celestial Group, Inc. (a)	6	64
The Hershey Company	4	843
The Honest Company, Inc. (a) (b)	13	16
The J. M. Smucker Company	4	452
The Kroger Co.	54	2,417
The Procter & Gamble Company	62	9,107
The Simply Good Foods Company (a)	7	236
Tootsie Roll Industries, Inc.	3	104
Treehouse Foods, Inc. (a)	5	211
Turning Point Brands, Inc.	2	44
Tyson Foods, Inc. - Class A	11	531
United Natural Foods, Inc. (a)	6	82
Universal Corporation	3	127
US Foods Holding Corp. (a)	16	619
USANA Health Sciences, Inc. (a)	2	108
Vector Group Ltd.	11	117
Village Super Market, Inc. - Class A	1	22
Vital Farms, Inc. (a)	3	29
Walgreens Boots Alliance, Inc.	25	563
Walmart Inc.	36	5,696
WD-40 Company	1	134
Weis Markets, Inc.	2	127
		77,087
Materials 4.0%
AdvanSix Inc.	4	134
Air Products and Chemicals, Inc.	4	1,220
Albemarle Corporation	4	635
Alcoa Corporation	13	368
Alpha Metallurgical Resources, Inc.	1	137
Amcor Pty Ltd	73	670
American Vanguard Corporation	4	39
Ampco-Pittsburgh Corporation (a)	1	2
AptarGroup, Inc.	5	564
Arch Resources, Inc. - Class A	2	328
Ardagh Metal Packaging S.A. (b)	7	22
Ashland Inc.	4	302
ATI Inc. (a)	8	321
Avery Dennison Corporation	4	713
Avient Corporation	7	241
Axalta Coating Systems Ltd. (a)	20	533
Balchem Corporation	2	247
Ball Corporation	13	626
Berry Global Group, Inc.	13	808

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Cabot Corporation	5	346
Carpenter Technology Corporation	5	343
Celanese Corporation - Class A	4	477
Century Aluminum Company (a)	8	61
CF Industries Holdings, Inc.	11	969
Chase Corporation	1	118
Clearwater Paper Corporation (a)	2	72
Cleveland-Cliffs Inc. (a)	35	550
Coeur Mining, Inc. (a)	17	38
Commercial Metals Company	12	574
Compass Minerals International, Inc.	3	93
Core Molding Technologies, Inc. (a)	1	23
Corteva, Inc.	17	865
Crown Holdings, Inc.	9	756
Dow Inc.	30	1,565
DuPont de Nemours, Inc.	15	1,104
Eagle Materials Inc.	3	554
Eastman Chemical Company	7	507
Ecolab Inc.	4	671
Ecovyst Inc. (a)	4	40
Element Solutions Inc.	19	382
Ferroglobe PLC (a)	13	69
FMC Corporation	4	264
Fortitude Gold Corporation	1	7
Freeport-McMoRan Inc.	33	1,241
FutureFuel Corp.	4	26
Glatfelter Corporation (a)	4	9
Gold Resource Corporation	4	2
Graphic Packaging Holding Company	29	642
Greif, Inc. - Class A	3	209
Greif, Inc. - Class B	1	70
H.B. Fuller Company	4	286
Hawkins, Inc.	2	114
Haynes International, Inc.	2	71
Hecla Mining Company	43	169
Huntsman Corporation	18	446
Ingevity Corporation (a)	4	186
Innospec Inc.	2	221
International Flavors & Fragrances Inc.	10	655
International Paper Company	15	533
Intrepid Potash, Inc. (a)	2	52
Kaiser Aluminum Corporation	1	83
Knife River Corporation (a)	4	192
Koppers Holdings Inc.	2	92
Kronos Worldwide, Inc.	9	70
Legacy Vulcan Corp.	4	867
Linde Public Limited Company	11	4,037
Livent Corporation (a) (b)	7	122
Louisiana-Pacific Corporation (W VA)	7	401
LSB Industries, Inc. (a)	4	36
LyondellBasell Industries N.V. - Class A	17	1,653
Martin Marietta Materials, Inc.	2	936
Materion Corporation	2	207
MATIV Holdings, Inc.	5	72
Mercer International Inc.	11	94
Minerals Technologies Inc.	3	176
MOS Holdings Inc.	15	547
MP Materials Corp. - Class A (a)	6	112
Myers Industries, Inc.	3	62
NewMarket Corporation	1	408
Newmont Corporation	29	1,067
Nucor Corporation	16	2,528
O-I Glass, Inc. (a)	14	235
Olin Corporation	15	737
Olympic Steel, Inc.	1	59
Orion S.A.	3	68
Packaging Corporation of America	6	944
PPG Industries, Inc.	7	946
Quaker Chemical Corporation	1	162
Ramaco Resources, Inc. - Class A	5	55
Ramaco Resources, Inc. - Class B	1	12
Ranpak Holdings Corp - Class A (a)	3	15
Rayonier Advanced Materials Inc. (a)	11	40
Reliance Steel & Aluminum Co.	4	1,080
Reynolds Group Holdings Limited	2	20
Royal Gold, Inc.	2	255
RPM International Inc.	6	560
Ryerson Holding Corporation	3	76
Schnitzer Steel Industries, Inc. - Class A	3	74
Sealed Air Corporation	7	234
Sensient Technologies Corporation	3	193
Silgan Holdings Inc.	8	355
Sonoco Products Company	10	520
Southern Copper Corporation	4	316
Steel Dynamics, Inc.	16	1,730
Stepan Company	2	170
Summit Materials, Inc. - Class A (a)	10	306
SunCoke Energy, Inc.	8	80
Sylvamo Corporation	2	77
The Chemours Company	15	422
The Sherwin-Williams Company	7	1,794
TimkenSteel Corporation (a)	4	98
Tredegar Corporation	3	15
TriMas Corporation	5	114
Trinseo Public Limited Company	5	37
Tronox Holdings PLC	10	135
United States Lime & Minerals, Inc.	—	100
United States Steel Corporation	18	598
Universal Stainless & Alloy Products, Inc. (a)	1	9
Warrior Met Coal, Inc.	5	278
Westlake Corporation	3	371
WestRock Company	11	398
Worthington Industries, Inc.	4	241
		50,981
Utilities 2.3%
ALLETE, Inc.	3	180
Alliant Energy Corporation	7	357
Ameren Corporation	8	571
American Electric Power Company, Inc.	11	811
American States Water Company	2	143
American Water Works Company, Inc.	5	632
Artesian Resources Corporation - Class A	1	39
Atlantica Sustainable Infrastructure PLC	6	117
Atmos Energy Corporation	4	398
AVANGRID, Inc.	4	122
Avista Corporation	3	106
Black Hills Corporation	4	220
Brookfield Renewable Corporation - Class A	9	214
California Water Service Group	3	145
CenterPoint Energy, Inc.	16	430
Chesapeake Utilities Corporation	1	86
Clearway Energy, Inc. - Class A	4	72
Clearway Energy, Inc. - Class C	6	132
CMS Energy Corporation	8	404
Consolidated Edison, Inc.	9	747
Consolidated Water Co. Ltd.	2	52
Constellation Energy Group, Inc.	9	970
Dominion Energy, Inc.	18	800
DTE Energy Company	5	533
Duke Energy Corporation	17	1,458
Edison International	11	670
Entergy Corporation	6	515
Essential Utilities, Inc.	10	347
Evergy, Inc.	7	353
Eversource Energy	10	565
Exelon Corporation	23	852
FirstEnergy Corp.	15	517
Genie Energy Ltd. - Class B	2	29
Hawaiian Electric Industries, Inc.	6	74
IDACORP, Inc.	3	265
MGE Energy, Inc.	3	179
Middlesex Water Company	2	102
National Fuel Gas Company	5	258
New Jersey Resources Corporation	8	339
NextEra Energy, Inc.	41	2,337
NiSource Inc.	15	372
Northwest Natural Holding Company	2	80
NorthWestern Corporation	4	170
NRG Energy, Inc.	19	726

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
OGE Energy Corp.	10	337
One Gas, Inc.	4	250
Ormat Technologies, Inc.	4	305
Otter Tail Corporation	2	170
PG&E Corporation (a)	50	805
Pinnacle West Capital Corporation	6	465
PNM Resources, Inc.	4	192
Portland General Electric Company	5	217
PPL Corporation	22	525
Public Service Enterprise Group Incorporated	15	831
Sempra Energy	14	928
SJW Group	2	108
Southwest Gas Holdings, Inc.	4	226
Spire Inc.	3	177
Sunnova Energy International Inc. (a) (b)	6	62
The AES Corporation	20	309
The Southern Company	22	1,448
The York Water Company	1	55
UGI Corporation	9	215
Unitil Corporation	1	60
Via Renewables, Inc. - Class A (a)	—	2
Vistra Corp.	27	885
WEC Energy Group Inc.	9	734
Xcel Energy Inc.	15	831
		28,626
Real Estate 0.3%
CBRE Group, Inc. - Class A (a)	12	875
CoStar Group, Inc. (a)	8	618
Cushman & Wakefield PLC (a)	17	127
Douglas Elliman Inc.	6	13
Dwight A. Walker Real Estate, Inc. - Class A	3	39
eXp World Holdings, Inc.	2	36
Florida Rock Properties, Inc. (a)	1	29
Forestar Group Inc. (a)	—	11
Howard Hughes Holdings Inc. (a)	3	238
Jones Lang LaSalle Incorporated (a)	3	451
Kennedy-Wilson Holdings, Inc.	13	195
Marcus & Millichap Company	2	70
Newmark Group, Inc. - Class A	16	103
Rafael Holdings, Inc. - Class B (a)	1	3
Realogy Holdings Corp. (a)	13	84
Stratus Properties Inc. (a)	—	12
Tejon Ranch Co. (a)	3	50
The Rmr Group Inc. - Class A	2	46
The St. Joe Company	6	314
Zillow Group, Inc. - Class A (a)	2	102
Zillow Group, Inc. - Class C (a)	6	278
		3,694
Total Common Stocks (cost $849,854)		1,259,855
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (f)	2	54
Total Preferred Stocks (cost $54)		54
RIGHTS 0.0%
ABIOMED, Inc. (a) (e)	1	2
Achillion Pharmaceuticals, Inc. (a) (e)	8	2
Albireo Pharma, Inc. (a) (e)	2	4
Chinook Therapeutics, Inc. (a) (e)	5	2
Progenics Pharmaceuticals, Inc. (a) (b) (e)	—	1
Resolute Forest Products Inc. (a) (e)	8	4
Spectrum Pharmaceuticals, Inc. (a) (e)	3	—
Total Rights (cost $0)		15
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.16% (g) (h)	2,539	2,539
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (g) (h)	523	523
Total Short Term Investments (cost $3,062)		3,062
Total Investments 100.0% (cost $852,970)		1,262,986
Other Assets and Liabilities, Net (0.0)%		(384)
Total Net Assets 100.0%		1,262,602

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/DFA U.S. Core Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	3,078	86,259	86,798	92	—	—	2,539	0.2
JNL Government Money Market Fund, 5.26% - Class SL	—	5,729	5,206	11	—	—	523	—
JNL Securities Lending Collateral Fund - Institutional Class	648	2,978	3,626	7	—	—	—	—
	3,726	94,966	95,630	110	—	—	3,062	0.2

JNL/DFA U.S. Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	08/23/22	19	10	—
TE Connectivity Ltd.	11/28/16	650	942	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/DFA U.S. Core Equity Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	07/07/15	415	291	—
		1,084	1,243	0.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	1,259,254	592	9	1,259,855
Preferred Stocks	54	—	—	54
Rights	—	—	15	15
Short Term Investments	3,062	—	—	3,062
	1,262,370	592	24	1,262,986

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Small Cap Fund
COMMON STOCKS 99.8%
Industrials 20.3%
AAON, Inc.	13	765
AAR Corp. (a)	6	382
ABM Industries Incorporated	13	528
ACCO Brands Corporation	22	128
Acme United Corporation	1	21
Acuity Brands, Inc.	6	953
ACV Auctions Inc. - Class A (a)	27	417
AeroVironment, Inc. (a)	5	532
Air Lease Corporation - Class A	20	801
Air Transport Services Group, Inc. (a)	13	265
Alamo Group Inc.	3	480
Alaska Air Group, Inc. (a)	19	715
Albany International Corp. - Class A	6	479
Alight, Inc. - Class A (a)	74	522
Allegiant Travel Company	3	257
Allient Inc.	4	113
Allison Systems, Inc.	17	976
Alta Equipment Group Inc. - Class A	8	92
Ameresco, Inc. - Class A (a)	6	213
American Superconductor Corporation (a) (b)	7	52
American Woodmark Corporation (a)	4	285
APi Group Corp (a)	47	1,213
Apogee Enterprises, Inc.	5	216
Applied Industrial Technologies, Inc.	7	1,032
ARC Document Solutions, Inc.	8	25
Arcbest Corporation	4	444
Archer Aviation Inc. - Class A (a) (b)	9	48
Arcosa, Inc.	9	640
Argan, Inc.	3	140
Armstrong World Industries, Inc.	7	534
Array Tech, Inc. (a)	18	390
ASGN Incorporated (a)	9	728
Astec Industries, Inc.	5	230
Astronics Corporation (a)	7	116
Astronics Corporation - Class B (a)	—	2
Asure Software, Inc. (a)	5	48
Atkore Inc. (a)	7	1,017
AZZ Inc.	5	241
Barnes Group Inc.	9	306
Barrett Business Services, Inc.	1	128
Beacon Roofing Supply, Inc. (a)	12	916
BGSF, Inc.	2	15
Blade Urban Air Mobility, Inc. - Class A (a)	3	7
BlueLinx Holdings Inc. (a)	2	178
Boise Cascade Company	7	712
Bowman Consulting Group Ltd. (a)	3	91
Brady Corporation - Class A	8	423
BrightView Holdings, Inc. (a)	21	161
Broadwind Inc. (a)	2	6
BWXT Government Group, Inc.	13	982
Byrna Technologies Inc. (a) (b)	1	3
Caci International Inc. - Class A (a)	1	297
Cadre Holdings, Inc.	4	108
Casella Waste Systems, Inc. - Class A (a)	8	584
CBIZ, Inc. (a)	9	447
CECO Environmental Corp. (a)	8	129
Chart Industries, Inc. (a) (b)	4	720
Cimpress Public Limited Company (a)	7	465
CIRCOR International, Inc. (a)	6	335
Civeo Corporation	3	61
Clarivate PLC (a) (b)	13	90
Clean Harbors, Inc. (a)	4	678
Columbus McKinnon Corporation	5	190
Comfort Systems USA, Inc.	7	1,201
Commercial Vehicle Group, Inc. (a)	9	71
Concentrix Corporation	5	380
Concrete Pumping Holdings, Inc. (a)	12	99
Conduent Incorporated (a)	50	172
Construction Partners, Inc. - Class A (a)	6	219
Copa Holdings, S.A. - Class A	4	383
Core & Main, Inc. - Class A (a)	17	501
Costamare Inc.	19	178
Covenant Logistics Group, Inc. - Class A	3	129
CRA International, Inc.	2	156
Crane Company	4	352
CSG Systems International, Inc.	5	264
CSW Industrials, Inc.	3	442
Curtiss-Wright Corporation	1	272
Daseke Companies, Inc. (a)	10	50
Deluxe Corporation	10	184
Distribution Solutions Group, Inc. (a) (b)	7	181
DLH Holdings Corp. (a)	1	8
Donaldson Company, Inc.	1	42
Douglas Dynamics, Inc.	5	148
Driven Brands Holdings Inc. (a)	16	202
Ducommun Incorporated (a)	3	136
DXP Enterprises, Inc. (a)	4	154
Dycom Industries, Inc. (a)	5	430
Eagle Bulk Shipping Inc.	2	101
Eastern Company The	1	22
Elance, Inc. (a)	21	241
EMCOR Group, Inc.	3	594
Encore Wire Corporation	3	590
Energy Recovery, Inc. (a)	8	173
Enerpac Tool Group Corp. - Class A	8	204
EnerSys	7	667
Eneti Inc.	8	86
Ennis, Inc.	5	116
EnPro Industries, Inc.	4	462
Enviri Corporation (a)	19	136
ESAB Corporation	6	440
ESCO Technologies Inc.	4	439
EVI Industries, Inc. (a)	4	88
ExlService Holdings, Inc. (a)	27	761
Exponent, Inc.	8	688
Federal Signal Corporation	10	589
First Advantage Corporation	9	130
Flowserve Corporation	22	874
Fluor Corporation (a)	23	850
Forrester Research, Inc. (a)	4	116
Forward Air Corporation	4	292
Franklin Covey Co. (a)	3	144
Franklin Electric Co., Inc.	8	733
Frontier Group Holdings, Inc. (a) (b)	11	54
FTI Consulting, Inc. (a)	2	431
FuelCell Energy, Inc. (a)	63	81
Gates Industrial Corporation PLC (a)	48	554
GATX Corporation	6	667
Genco Shipping & Trading Limited	9	131
Generac Holdings Inc. (a)	—	31
Genpact Limited	13	472
Gibraltar Industries, Inc. (a)	5	370
Global Industrial Company	5	184
GMS Inc. (a)	7	449
GrafTech International Ltd.	43	164
Graham Corporation (a)	2	38
Granite Construction Incorporated	8	296
Great Lakes Dredge & Dock Corporation (a)	16	125
Greenpower Motor Company Inc. (a)	4	12
Griffon Corporation	10	379
GXO Logistics Inc. (a)	14	796
H&E Equipment Services, Inc.	6	239
Hawaiian Holdings, Inc. (a)	11	71
Hayward Holdings, Inc. (a)	25	355
Healthcare Services Group, Inc.	14	147
Heartland Express, Inc.	12	180
Heidrick & Struggles International, Inc.	4	98
Helios Technologies, Inc.	5	301
Herc Holdings Inc.	5	569
Heritage-Crystal Clean, Inc. (a)	4	195
Hertz Global Holdings, Inc. (a)	50	615
Hexcel Corporation	10	623
Hillenbrand, Inc.	11	457
HireQuest, Inc.	1	9
HNI Corporation	8	263
Hub Group, Inc. - Class A (a)	6	440

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Hudson Global, Inc. (a)	—	9
Hudson Technologies, Inc. (a)	10	137
Hurco Companies, Inc.	2	35
Huron Consulting Group Inc. (a)	3	329
Hyster-Yale Materials Handling, Inc. - Class A	3	149
IBEX Limited (a)	3	48
ICF International, Inc.	3	360
IES Holdings, Inc. (a)	5	338
Innodata Inc. (a) (b)	6	49
Innovative Solutions and Support, Inc. (a)	4	30
Insperity, Inc.	5	514
Insteel Industries, Inc.	5	150
Interface, Inc. - Class A	11	111
ITT Inc.	—	45
Janus International Group, Inc. (a)	11	113
JELD-WEN Holding, Inc. (a)	14	190
JetBlue Airways Corporation (a)	69	319
John Bean Technologies Corporation	5	570
Kadant Inc.	2	453
Kaman Corporation	6	124
Karat Packaging Inc.	1	14
KBR, Inc.	3	193
Kelly Services, Inc. - Class A	7	124
Kennametal Inc.	14	346
Kforce Inc.	3	179
Kirby Corporation (a)	10	868
Korn Ferry	9	428
Kratos Defense & Security Solutions, Inc. (a)	21	315
L. B. Foster Company (a)	2	44
Landstar System, Inc.	1	196
LegalZoom.com, Inc. (a)	11	125
Limbach Holdings, Inc. (a)	2	77
Lindsay Corporation	2	199
Liquidity Services, Inc. (a)	7	120
LSI Industries Inc.	6	90
Luxfer Holdings PLC	6	83
Manitex International, Inc. (a)	1	4
ManpowerGroup Inc.	9	651
Marten Transport, Ltd.	13	263
Masonite International Corporation (a)	4	344
MasTec, Inc. (a)	3	235
Mastech Digital, Inc. (a)	3	24
Masterbrand, Inc. (a)	1	17
Matrix Service Company (a)	6	74
Matson Intermodal - Paragon, Inc.	7	592
Matthews International Corporation - Class A	7	256
Maximus, Inc.	10	774
Mayville Engineering Company, Inc. (a)	5	56
McGrath RentCorp	4	353
MDU Resources Group, Inc.	28	542
Mercury Systems, Inc. (a)	12	433
Mesa Air Group, Inc. (a)	9	8
Miller Industries, Inc.	3	119
Millerknoll, Inc.	11	266
Mine Safety Appliances Company, LLC	6	967
Mistras Group, Inc. (a)	6	31
Monocle Acquisition Corporation (a)	9	135
Montrose Environmental Group, Inc. (a)	3	78
Moog Inc. - Class A	5	549
MRC Global Inc. (a)	19	193
MSC Industrial Direct Co., Inc. - Class A	8	756
Mueller Industries, Inc.	10	737
Mueller Water Products, Inc. - Class A	25	323
MYR Group Inc. (a)	3	375
National Presto Industries, Inc.	2	126
NN, Inc. (a)	11	21
Northwest Pipe Company (a)	2	62
Now, Inc. (a)	20	232
NV5 Global, Inc. (a)	3	254
Nvent Electric Public Limited Company	10	527
Omega Flex, Inc.	2	146
Openlane, Inc. (a)	17	253
Orion Energy Systems, Inc. (a)	5	7
Orion Group Holdings, Inc. (a)	6	33
Oshkosh Corporation	10	978
P.A.M. Transportation Services, Inc. (a)	4	94
Pangaea Logistics Solutions Ltd.	12	73
Park Aerospace Technologies Corp.	6	98
Park-Ohio Holdings Corp.	3	63
Parsons Corporation (a)	17	926
Patriot Transportation, Inc. (a)	—	3
Paycor HCM, Inc. (a)	11	247
Performant Financial Corporation (a)	20	45
Perma-Fix Environmental Services, Inc. (a)	1	15
PGT Innovations, Inc. (a)	11	307
Pitney Bowes Inc.	36	108
Planet Labs Inc. - Class A (a) (b)	14	36
Plug Power Inc. (a) (b)	3	23
Powell Industries, Inc.	3	250
Preformed Line Products Company	1	211
Primoris Services Corporation	11	355
Proto Labs, Inc. (a)	7	178
Quad/Graphics, Inc. - Class A (a)	8	42
Quanex Building Products Corporation	7	199
Quest Resource Holding Corporation (a)	1	11
Radiant Logistics, Inc. (a)	12	67
RBC Bearings Incorporated (a)	1	140
RCM Technologies, Inc. (a)	2	42
Resideo Technologies, Inc. (a)	26	406
Resources Connection, Inc.	8	118
REV Group, Inc.	14	217
Rush Enterprises, Inc. - Class A	11	453
Rush Enterprises, Inc. - Class B	3	154
RXO Inc. (a)	15	289
Ryder System, Inc.	8	833
Saia, Inc. (a)	2	899
Schneider National, Inc. - Class B	16	449
Science Applications International Corporation	9	913
Sensata Technologies Holding PLC	10	368
Shoals Technologies Group, Inc. - Class A (a)	19	355
Shyft Group, Inc.	8	115
Simpson Manufacturing Co., Inc.	8	1,143
SiteOne Landscape Supply, Inc. (a)	3	449
SkyWest, Inc. (a)	10	434
SP Plus Corporation (a)	4	138
Spirit Airlines, Inc.	17	280
SPX Technologies, Inc. (a)	7	587
Standex International Corporation	2	284
Steelcase Inc. - Class A	19	211
Stericycle, Inc. (a)	16	734
Sterling Check Corp. (a) (b)	13	167
Sterling Infrastructure, Inc. (a)	8	559
Sun Country Airlines Holdings, Inc. (a)	7	106
SunPower Corporation (a) (b)	13	80
Sunrun Inc. (a)	37	467
Taskus, Inc. - Class A (a) (b)	3	35
Tecnoglass Inc.	8	256
Tennant Company	3	212
Terex Corporation	11	617
Tetra Tech, Inc.	—	36
Textainer Group Holdings Limited	9	322
The AZEK Company Inc. - Class A (a)	26	771
The Brink's Company	7	518
The Gorman- Rupp Company	6	199
The Greenbrier Companies, Inc.	7	291
The Manitowoc Company, Inc. (a)	8	118
The Timken Company	12	871
Thermon Group Holdings, Inc. (a)	8	215
Titan International, Inc. (a)	13	175
Titan Machinery Inc. (a)	5	134
TPI Composites, Inc. (a) (b)	8	20
Transcat, Inc. (a)	2	153
Trex Company, Inc. (a)	10	641
Trinet Group, Inc. (a)	5	573
Trinity Industries, Inc.	14	344
Triton International Limited (c)	11	900
Triumph Group, Inc. (a)	13	100
TrueBlue, Inc. (a)	7	108
TTEC Holdings, Inc.	8	213
Tutor Perini Corporation (a)	10	78

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Twin Disc, Incorporated (a)	1	10
UFP Industries, Inc.	11	1,131
Ultralife Corporation (a)	3	26
Unifirst Corporation	3	424
Universal Logistics Holdings, Inc.	5	120
V2X, Inc. (a)	4	197
Valmont Industries, Inc.	4	867
Veritiv Corporation	2	390
Viad Corp (a)	4	116
Vicor Corporation (a)	5	293
VirTra, Inc. (a)	1	8
Vm Consolidated, Inc. - Class A (a)	22	410
VSE Corporation	3	148
Wabash National Corporation	9	183
Watts Water Technologies, Inc. - Class A	5	803
Werner Enterprises, Inc.	11	446
WESCO International, Inc.	2	297
Willdan Group, Inc. (a)	4	83
Willis Lease Finance Corporation (a)	1	39
Woodward, Inc.	2	289
XPO, Inc. (a)	19	1,425
		99,372
Financials 17.9%
1st Security Bank of Washington	2	64
1st Source Corporation	5	191
Acacia Research Corporation (a)	8	28
ACNB Corporation	2	68
Affiliated Managers Group, Inc.	6	822
Affirm Holdings, Inc. - Class A (a) (b)	26	544
Alerus Financial Corporation	5	84
Amalgamated Financial Corp.	7	117
A-Mark Precious Metals, Inc.	6	185
Ambac Financial Group, Inc. (a)	10	126
Amerant Bancorp Inc. - Class A	7	126
American Equity Investment Life Holding Company	17	895
American National Bankshares Inc.	3	99
Ameris Bancorp	13	501
Amerisafe, Inc.	4	176
Ames National Corporation	2	40
Argo Group International Holdings, Ltd.	7	217
Arrow Financial Corporation	4	74
Artisan Partners Asset Management Inc. - Class A	12	446
Assetmark Financial Holdings, Inc. (a)	11	288
Associated Banc-Corp	26	447
Associated Capital Group Inc. - Class A	1	22
Assurant, Inc.	1	147
Assured Guaranty Ltd.	11	644
Atlantic Union Bank	14	398
Atlanticus Holdings Corporation (a)	4	107
Avantax, Inc. (a)	4	108
Avidxchange Holdings, Inc. (a)	23	220
AXIS Capital Holdings Limited	15	849
Axos Financial, Inc. (a)	11	415
B. Riley & Co., LLC (b)	4	170
Banc of California, Inc.	12	149
BancFirst Corporation	6	516
Bank First Corporation (b)	—	37
Bank of Hawaii Corporation (b)	7	351
Bank of Marin Bancorp	4	77
Bank of N.T. Butterfield & Son Limited (The)	9	236
Bank OZK	20	757
Bank7 Corp.	—	7
BankFinancial Corporation	3	23
BankUnited, Inc.	13	290
Bankwell Financial Group, Inc.	2	47
Banner Corporation	6	267
Bar Harbor Bankshares	4	91
Baycom Corp	3	59
BCB Bancorp, Inc.	5	55
Berkshire Hills Bancorp, Inc.	8	168
BGC Group, Inc. - Class A	50	264
Blue Foundry Bancorp (a)	5	42
Blue Ridge Bankshares, Inc.	3	16
BM Technologies, Inc. - Class A (a)	—	1
BOK Financial Corporation	7	566
Bread Financial Payments, Inc.	9	302
Bridge Investment Group Holdings Inc. - Class A	4	39
Bridgewater Bancshares, Inc. (a) (d)	7	62
Brighthouse Financial, Inc. (a)	12	574
Brightsphere Investment Group Inc.	9	172
Brookline Bancorp, Inc.	18	164
BRP Group, Inc. - Class A (a)	10	237
Business First Bancshares, Inc.	6	108
Byline Bancorp, Inc.	7	144
C&F Financial Corporation	1	38
Cadence Bank	32	673
Cambridge Bancorp	2	97
Camden National Corporation	3	96
Cannae Holdings, Inc. (a)	6	110
Cantaloupe, Inc. (a)	18	115
Capital Bancorp, Inc.	4	71
Capital City Bank Group, Inc.	4	120
Capitol Federal Financial	25	119
Capstar Financial Holdings, Inc.	5	72
Carter Bankshares, Inc. (a)	4	55
Cass Information Systems, Inc.	3	102
Cathay General Bancorp	13	462
Central Pacific Financial Corp.	5	86
Central Valley Community Bancorp	4	55
Chemung Financial Corporation	1	45
Citizens & Northern Corporation	4	68
City Holding Company	3	233
Civista Bancshares, Inc.	3	54
CNB Financial Corporation	4	79
CNO Financial Group, Inc.	10	226
Coastal Financial Corporation (a)	3	127
Codorus Valley Bancorp, Inc.	2	39
Cohen & Steers, Inc.	8	478
Colony Bankcorp, Inc.	3	29
Columbia Banking System, Inc.	31	633
Columbia Financial, Inc. (a)	17	270
Commerce Bancshares, Inc.	14	675
Community Bank System, Inc.	10	413
Community Trust Bancorp, Inc.	4	145
ConnectOne Bancorp, Inc.	8	148
Consumer Portfolio Services, Inc. (a)	6	53
Crawford & Company - Class A	6	59
Crawford & Company - Class B	3	24
Credit Acceptance Corporation (a)	1	661
Crossfirst Bankshares, Inc. (a)	11	110
Cullen/Frost Bankers, Inc.	2	155
Customers Bancorp, Inc. (a)	7	241
CVB Financial Corp.	26	429
Diamond Hill Investment Group, Inc. - Class A	1	94
Dime Community Bancshares, Inc.	7	144
Donegal Group Inc. - Class A	6	87
Donnelley Financial Solutions, Inc. (a)	5	288
Eagle Bancorp Montana, Inc.	1	17
Eagle Bancorp, Inc.	6	128
Eastern Bankshares, Inc.	27	338
eHealth, Inc. (a)	4	29
Employers Holdings, Inc.	5	216
Enact Holdings, Inc.	5	142
Encore Capital Group, Inc. (a) (b)	4	205
Enova International, Inc. (a)	7	332
Enstar Group Limited (a)	3	689
Enterprise Bancorp, Inc.	3	82
Enterprise Financial Services Corp.	7	259
Equity Bancshares, Inc. - Class A	3	73
Esquire Financial Holdings, Inc.	2	93
Essent Group Ltd.	19	884
Euronet Worldwide, Inc. (a)	9	696
Evans Bancorp, Inc.	1	39
Evercore Inc. - Class A	7	919
EVERTEC, Inc.	11	422
EZCORP, Inc. - Class A (a)	11	87
F.N.B. Corporation	64	690
Farmers & Merchants Bancorp, Inc.	2	37
Farmers National Banc Corp.	8	95

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
FB Financial Corporation	8	222
Federal Agricultural Mortgage Corporation - Class C	2	268
Federated Hermes, Inc. - Class B	16	535
Financial Institutions, Inc.	4	65
First American Financial Corporation	9	504
First Bancorp	7	207
First Bancorp.	33	442
First Bancshares Inc.	6	174
First Bank of New Jersey	4	39
First Busey Corporation	10	198
First Business Financial Services, Inc.	2	62
First Commonwealth Financial Corporation	19	229
First Community Bancshares, Inc.	4	128
First Community Corporation	1	18
First Financial Bancorp.	17	340
First Financial Bankshares, Inc.	20	506
First Financial Corporation	2	53
First Financial Northwest, Inc.	1	9
First Foundation Inc.	13	79
First Hawaiian, Inc.	23	417
First Internet Bancorp	3	44
First Interstate BancSystem, Inc. - Class A	19	472
First Merchants Corporation	11	301
First Mid Bancshares, Inc.	5	129
First United Corporation	—	8
First Western Financial, Inc. (a)	2	45
FirstCash Holdings, Inc.	8	787
Five Star Bancorp	2	49
Flushing Financial Corporation	7	97
Flywire Corporation (a)	19	602
Fulton Financial Corporation	29	354
FVCBankcorp, Inc. (a) (b)	1	9
Genworth Financial, Inc. - Class A (a)	85	500
German American Bancorp, Inc.	5	142
Glacier Bancorp, Inc.	20	562
GoHealth, Inc. - Class A (a)	1	15
Goosehead Insurance, Inc. - Class A (a)	3	230
Great Southern Bancorp, Inc.	3	138
Green Dot Corporation - Class A (a)	11	155
Greene County Bancorp, MHC	2	52
Greenhill & Co., Inc.	6	84
Greenlight Capital Re, Ltd. - Class A (a)	7	80
Guaranty Bancshares, Inc.	3	85
Hallmark Financial Services, Inc. (a)	—	—
Hamilton Lane Incorporated - Class A	6	569
Hancock Whitney Corporation	15	567
Hanmi Financial Corporation	6	99
HarborOne Bancorp, Inc.	11	107
HBT Financial, Inc.	6	118
HCI Group, Inc.	2	115
Heartland Financial USA, Inc.	8	230
Hennessy Advisors, Inc.	1	5
Heritage Commerce Corp	13	114
Heritage Financial Corporation	8	137
Heritage Global Solutions, Inc. (a)	6	18
Heritage Insurance Holdings, Inc. (a)	5	33
Home Bancorp, Inc.	2	67
Home BancShares, Inc.	35	735
HomeStreet, Inc.	4	34
Hometrust Bancshares, Inc.	1	25
Hope Bancorp, Inc.	22	197
Horace Mann Educators Corporation	7	211
Horizon Bancorp, Inc.	10	109
Houlihan Lokey, Inc. - Class A	4	380
I3 Verticals, Inc. - Class A (a)	5	109
Independence Holdings, LLC	22	889
Independent Bank Corp.	8	381
Independent Bank Corporation	5	90
Independent Bank Group, Inc.	7	280
International Bancshares Corporation	11	484
International Money Express Inc. (a)	7	123
Invesco Ltd.	3	45
Investar Holding Corporation	2	23
Investors Title Company	—	72
James River Group, Inc.	9	131
Janus Henderson Group PLC	29	758
Kearny Financial Corp	16	114
Kingstone Companies, Inc. (a)	1	2
Kingsway Financial Services Inc. (a)	2	14
Kinsale Capital Group, Inc.	1	268
Lakeland Bancorp, Inc.	13	169
Lakeland Financial Corporation	4	206
Lazard Ltd - Class A	4	126
LCNB Corp.	3	39
LendingClub Corporation (a)	15	89
LendingTree, Inc. (a)	3	48
Lincoln National Corporation	9	218
Live Oak Bancshares, Inc.	8	222
Luther Burbank Corporation	9	80
Macatawa Bank Corporation	9	79
Maiden Holdings, Ltd. (a)	22	38
Mainstreet Bancshares, Inc.	1	29
Marqeta, Inc. - Class A (a)	73	437
MBIA Inc. (a)	3	18
Mercantile Bank Corporation	4	111
Merchants Bancorp, Inc.	7	207
Mercury General Corporation	10	284
Meridian Bank	4	35
Metrocity Bankshares, Inc.	7	128
Metropolitan Bank Holding Corp. (a)	2	85
MGIC Investment Corporation	51	851
Mid Penn Bancorp, Inc.	3	69
Middlefield Banc Corp.	—	13
Midland States Bancorp, Inc.	5	111
MidWestOne Financial Group, Inc.	4	74
Moelis & Company - Class A	11	480
Mr. Cooper Group Inc. (a)	12	622
MVB Financial Corp.	3	66
National Bank Holdings Corporation - Class A	6	190
National Bankshares, Inc.	1	24
National Western Life Group, Inc. - Class A	1	371
Navient Corporation	22	378
NBT Bancorp Inc.	8	245
Nelnet, Inc. - Class A	5	434
Nerdwallet, Inc. - Class A (a)	4	31
New York Community Bancorp, Inc. - Series A	20	224
NI Holdings Inc. (a)	3	41
Nicholas Financial, Inc. (a)	2	9
Nicolet Bankshares, Inc.	3	176
NMI Holdings, Inc. - Class A (a)	15	405
Northeast Bank	2	69
Northfield Bancorp Inc.	11	105
Northrim Bancorp, Inc.	1	54
Northwest Bancshares, Inc.	24	248
Norwood Financial Corp. (b)	2	42
Oak Valley Bancorp.	1	14
OceanFirst Financial Corp.	11	157
Ocwen Financial Corporation (a) (b)	2	45
OFG Bancorp	9	259
Old National Bancorp	42	616
Old Republic International Corporation	3	90
Old Second Bancorp, Inc.	7	102
OP Bancorp	2	23
Open Lending Corporation - Class A (a)	19	139
Oportun Financial Corporation (a)	8	61
Oppenheimer Holdings Inc. - Class A	2	94
Origin Bancorp, Inc.	4	122
Orrstown Financial Services, Inc.	3	62
Oscar Health, Inc. - Class A (a)	16	87
P.C.B. Bancorp, Inc.	3	54
Pacific Premier Bancorp, Inc.	17	378
PacWest Bancorp	22	172
Palomar Holdings, Inc. (a)	4	199
Park National Corporation	3	280
Parke Bancorp, Inc.	3	48
Pathward Financial, Inc.	5	209
Paymentus Holdings, Inc. - Class A (a)	2	34
Payoneer Global Inc. (a)	12	76
Paysafe Limited (a)	1	13
Paysign, Inc. (a)	8	16

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Peapack-Gladstone Financial Corporation	4	105
Penns Woods Bancorp, Inc.	1	25
PennyMac Financial Services, Inc.	9	598
Peoples Bancorp Inc. (b)	7	181
Peoples Bancorp of North Carolina, Inc.	—	10
Peoples Financial Services Corp.	2	73
Perella Weinberg Partners - Class A	5	53
Pinnacle Financial Partners, Inc.	14	940
Piper Sandler Companies	3	474
PJT Partners Inc. - Class A	3	265
Plumas Bancorp	—	8
Ponce Financial Group, Inc. (a)	4	29
Popular, Inc.	13	821
PRA Group, Inc. (a)	7	135
Preferred Bank	3	186
Premier Financial Corporation	7	125
Primerica, Inc.	4	730
Primis Financial Corp.	7	54
Princeton Bancorp, Inc.	1	33
ProAssurance Corporation	8	145
PROG Holdings, Inc. (a)	12	395
Prosperity Bancshares, Inc.	6	305
Provident Bancorp Inc. (a)	1	12
Provident Financial Services, Inc.	13	206
QCR Holdings, Inc.	4	185
Radian Group Inc.	28	708
RBB Bancorp	5	67
Red River Bancshares, Inc.	2	88
Regional Management Corp.	2	60
Remitly Global, Inc. (a)	22	552
Renasant Corporation	10	266
Republic Bancorp, Inc. - Class A	4	169
Richmond Mutual Bancorporation, Inc.	3	33
Riverview Bancorp, Inc.	3	15
RLI Corp.	6	771
Root Inc. - Class A (a)	1	9
S & T Bancorp, Inc.	7	192
Safeguard Scientifics, Inc. (a)	6	6
Safety Insurance Group, Inc.	3	172
Sandy Spring Bancorp, Inc.	8	172
Seacoast Banking Corporation of Florida	14	305
Security National Financial Corporation - Class A (a)	3	26
Selective Insurance Group, Inc.	10	1,049
SelectQuote, Inc. (a)	3	3
ServisFirst Bancshares, Inc.	10	521
Shift4 Payments, LLC - Class A (a)	8	457
Shore Bancshares, Inc.	7	78
Sierra BanCorp	4	73
Silvercrest Asset Management Group Inc. - Class A	2	37
Simmons First National Corporation - Class A	23	394
SiriusPoint Ltd (a)	31	316
SLM Corporation	42	577
Smartfinancial, Inc.	4	89
South Plains Financial, Inc.	4	108
Southern First Bancshares, Inc. (a)	2	58
Southern Missouri Bancorp, Inc.	3	101
Southern States Bancshares, Inc.	1	11
Southside Bancshares, Inc.	6	164
Southstate Corporation	11	749
Stellar Bancorp, Inc.	10	223
StepStone Group Inc. - Class A	6	197
Sterling Bancorp, Inc. (a)	5	27
Stewart Information Services Corporation	5	222
Stifel Financial Corp.	10	619
Stock Yards Bancorp, Inc.	5	189
StoneX Group Inc. (a)	4	349
Summit Financial Group, Inc.	3	74
Synovus Financial Corp.	17	480
Territorial Bancorp Inc.	2	18
Texas Capital Bancshares, Inc. (a)	8	489
TFS Financial Corporation	31	364
The Bancorp, Inc. (a)	10	344
The First Bancorp, Inc.	3	63
The First of Long Island Corporation	5	56
The Hanover Insurance Group, Inc.	6	685
The Hingham Institute for Savings (b)	1	100
The Western Union Company	50	653
Third Coast Bancshares, Inc. (a)	1	24
Timberland Bancorp, Inc.	2	61
Tiptree Inc.	9	159
Tompkins Financial Corporation	3	136
TowneBank	13	305
TriCo Bancshares	6	195
Triumph Financial, Inc. (a)	4	272
Trupanion, Inc. (a) (b)	3	96
Trustco Bank Corp N Y	4	119
Trustmark Corporation	11	242
UMB Financial Corporation	9	548
United Bankshares, Inc.	25	679
United Community Banks, Inc.	20	503
United Fire Group, Inc.	6	116
Unity Bancorp, Inc.	3	62
Universal Insurance Holdings, Inc.	8	119
Univest Financial Corporation	7	127
Usio, Inc. (a)	5	8
Valley National Bancorp	87	746
Value Line, Inc.	—	21
Veritex Holdings, Inc.	8	135
Victory Capital Holdings, Inc. - Class A	9	313
Virginia National Bankshares Corporation (b)	—	10
Virtu Financial, Inc. - Class A	18	304
Virtus Investment Partners, Inc.	1	258
Voya Financial, Inc.	1	47
Walker & Dunlop, Inc.	6	455
Washington Federal, Inc.	11	293
Washington Trust Bancorp, Inc.	4	95
Waterstone Financial, Inc.	5	59
Webster Financial Corporation	3	107
WesBanco, Inc.	11	264
West Bancorporation, Inc.	5	80
Westamerica Bancorporation	5	196
Western Alliance Bancorporation	1	46
Western New England Bancorp, Inc.	6	39
Westwood Holdings Group, Inc.	2	21
White Mountains Insurance Group Ltd	—	745
Wintrust Financial Corporation	11	825
WisdomTree, Inc.	32	223
World Acceptance Corporation (a)	1	154
WSFS Financial Corporation	11	408
Zions Bancorporation, National Association	1	29
Zurich American Corporation	12	487
		87,379
Consumer Discretionary 14.4%
1-800-Flowers.com, Inc. - Class A (a)	9	60
1stdibs.com, Inc. (a)	4	16
2U, Inc. (a)	11	26
Abercrombie & Fitch Co. - Class A (a)	12	690
Academy Sports & Outdoors, Inc.	13	619
Accel Entertainment, Inc. (a)	14	156
Acushnet Holdings Corp.	12	631
Adient Public Limited Company (a)	17	613
ADT, Inc.	40	243
Adtalem Global Education Inc. (a)	8	334
Allbirds, Inc. - Class A (a)	6	6
American Axle & Manufacturing Holdings, Inc. (a)	26	186
American Eagle Outfitters, Inc.	35	583
American Outdoor Brands, Inc. (a)	3	33
American Public Education, Inc. (a)	6	31
America's Car Mart, Inc. (a)	1	130
Arhaus, Inc. - Class A (a)	8	75
Ark Restaurants Corp.	1	9
ARKO Corp. - Class A	21	149
Asbury Automotive Group, Inc. (a)	4	830
Autoliv, Inc.	1	86
AutoNation, Inc. (a)	3	522
Bally's Corporation (a)	10	133
Barnes & Noble Education, Inc. (a)	11	12
Bassett Furniture Industries, Incorporated	2	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Beazer Homes USA, Inc. (a)	7	171
Big 5 Sporting Goods Corporation	3	19
Big Lots, Inc.	6	29
BJ's Restaurants, Inc. (a)	5	124
Bloomin' Brands, Inc.	13	332
Bluegreen Vacations Holding Corporation - Class A	2	83
Boot Barn Holdings, Inc. (a)	5	421
Bowlero Corp. - Class A (a) (b)	5	50
Boyd Gaming Corporation	—	24
Bright Horizons Family Solutions, Inc. (a)	10	811
Brinker International, Inc. (a)	7	233
Brunswick Corporation	12	940
Build-A-Bear Workshop, Inc.	3	78
Caleres, Inc.	8	225
Camping World Holdings, Inc. - Class A	6	125
Capri Holdings Limited (a)	8	416
CarParts.com, Inc. (a)	10	41
Carriage Services, Inc.	3	77
Carrols Holdco Inc. (a)	13	84
Carter's, Inc.	6	446
Cavco Industries, Inc. (a)	2	408
Century Casinos, Inc. (a)	7	37
Century Communities, Inc.	6	379
Chegg, Inc. (a)	22	193
Chico's FAS, Inc. (a)	28	208
Choice Hotels International, Inc.	6	726
Chuy's Holdings, Inc. (a)	4	148
Citi Trends, Inc. (a)	3	59
CLARUS Corporation	2	13
Columbia Sportswear Company	10	773
Conn's, Inc. (a)	6	25
Cooper-Standard Holdings Inc. (a)	5	64
Coursera, Inc. (a)	26	480
Cracker Barrel Old Country Store, Inc. (b)	3	235
Crocs, Inc. (a)	6	529
Culp, Inc. (a)	2	11
Dana Incorporated	26	384
Dave & Buster's Entertainment, Inc. (a)	8	288
Delta Apparel, Inc. (a)	2	13
Denny's Corporation (a)	11	90
Designer Brands Inc. - Class A	10	125
Destination XL Group, Inc. (a)	16	70
Dillard's, Inc. - Class A	2	584
Dine Brands Global, Inc.	3	127
Dorman Products, Inc. (a)	5	395
Duluth Holdings Inc. - Class B (a)	6	38
Duolingo, Inc. - Class A (a)	1	124
Dutch Bros Inc. - Class A (a) (b)	—	9
Educational Development Corporation (a)	1	1
El Pollo Loco Holdings, Inc.	8	71
Escalade, Incorporated	3	47
Ethan Allen Interiors Inc.	5	153
European Wax Center, Inc. - Class A (a)	7	111
Everi Holdings Inc. (a)	12	157
Express, Inc. (a) (b)	1	6
Fiesta Restaurant Group, Inc. (a)	7	56
Figs, Inc. - Class A (a)	28	166
First Watch Restaurant Group, Inc. (a)	2	42
Fisker Group Inc. - Class A (a) (b)	9	56
Flexsteel Industries, Inc.	1	24
Foot Locker, Inc.	17	298
Fossil Group, Inc. (a)	11	22
Fox Factory Holding Corp. (a)	7	717
Frontdoor, Inc. (a)	15	451
Full House Resorts, Inc. (a)	8	35
GameStop Corp. - Class A (a)	15	244
GAN Limited	5	6
Garrett Motion Inc. (a)	14	114
Genesco Inc. (a)	2	75
Gentex Corporation	13	412
Gentherm Incorporated (a)	6	325
G-III Apparel Group, Ltd. (a)	10	257
Gopro Inc. - Class A (a)	26	82
Graham Holdings Co., Ltd. - Class B	1	385
Grand Canyon Education, Inc. (a)	5	605
Green Brick Partners, Inc. (a)	7	307
Group 1 Automotive, Inc.	3	721
GrowGeneration Corp. (a)	14	42
Guess ?, Inc.	10	214
H & R Block, Inc.	23	980
Hamilton Beach Brands Holding Company - Class A	1	10
Hanesbrands Inc.	62	245
Harley-Davidson, Inc.	17	569
Haverty Furniture Companies, Inc.	3	101
Helen of Troy Limited (a)	4	484
Hibbett Inc.	3	137
Hilton Grand Vacations Inc. (a)	19	764
Hooker Furnishings Corporation	3	59
Hovnanian Enterprises, Inc. - Class A (a)	1	131
Inspired Entertainment, Inc. (a)	6	72
Installed Building Products, Inc.	5	602
International Game Technology PLC	28	840
iRobot Corporation (a)	5	172
J.Jill, Inc. (a)	2	72
Jack in the Box Inc.	3	223
JAKKS Pacific, Inc. (a)	1	11
Johnson Outdoors Inc. - Class A	2	119
KB Home	13	622
Kirkland's, Inc. (a)	2	4
Kohl's Corporation	20	420
Kontoor Brands, Inc.	9	394
Koss Corporation (a)	1	2
Krispy Kreme, Inc. (b)	10	121
Kura Sushi USA, Inc. (a)	2	140
Lakeland Industries, Inc.	2	24
Lands' End, Inc. (a)	7	50
Laureate Education, Inc. - Class A	27	380
La-Z-Boy Incorporated	8	246
Lazydays Holdings, Inc. (a) (b)	3	21
LCI Industries	5	549
Legacy Housing Corporation (a)	5	104
Leggett & Platt, Incorporated	22	559
Leslie's, Inc. (a)	28	157
Levi Strauss & Co. - Class A	10	135
LGI Homes, Inc. (a)	4	405
Life Time Group Holdings, Inc. (a)	15	222
Lifetime Brands, Inc.	5	29
Light & Wonder, Inc. (a)	10	731
Lincoln Educational Services Corporation (a)	6	52
Lithia Motors, Inc. - Class A	1	198
LL Flooring, Inc. (a)	7	21
M.D.C. Holdings, Inc.	13	541
M/I Homes, Inc. (a)	2	174
Macy's, Inc.	46	538
Malibu Boats, Inc. - Class A (a)	4	172
Marine Products Corporation	6	79
MarineMax, Inc. (a)	5	157
Marriott Vacations Worldwide Corporation	6	653
MasterCraft Boat Holdings, Inc. (a)	4	81
Mattel, Inc. (a)	19	412
Meritage Homes Corporation	2	286
Mister Car Wash, Inc. (a) (b)	2	11
Modine Manufacturing Company (a)	12	533
Mohawk Industries, Inc. (a)	3	235
Monarch Casino & Resort, Inc.	2	129
Monro, Inc.	6	169
Motorcar Parts of America, Inc. (a)	6	49
Movado Group, Inc.	4	104
Murphy USA Inc.	3	1,112
Nathan's Famous, Inc.	1	61
National Vision Holdings, Inc. (a)	14	227
Newell Brands Inc.	19	168
Nishka, Inc. - Class A (a)	8	58
Noodles & Company - Class A (a)	11	26
Nordstrom, Inc. (b)	28	414
Norwegian Cruise Line Holdings Ltd. (a)	20	327
Ollie's Bargain Outlet Holdings, Inc. (a)	11	813
OneSpaWorld Holdings Limited (a)	18	204
Overstock.com, Inc. (a)	4	68

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Oxford Industries, Inc.	3	265
Papa John's International, Inc.	5	361
Patrick Industries, Inc.	4	297
PENN Entertainment, Inc. (a)	23	521
Penske Automotive Group, Inc.	1	131
Perdoceo Education Corporation	15	250
Petco Health And Wellness Company, Inc. - Class A (a)	8	33
PetMed Express, Inc.	5	51
Planet Fitness, Inc. - Class A (a)	9	463
Playa Hotels & Resorts N.V. (a)	29	210
PlayAGS, Inc. (a)	10	68
Polaris Inc.	3	274
Portillo's Inc. - Class A (a)	8	123
Potbelly Corporation (a)	8	61
Purple Innovation, Inc. (a) (b)	26	44
PVH Corp.	12	884
Quantumscape Battery, Inc. - Class A (a) (b)	19	126
Qurate Retail, Inc. - Series A (a)	56	34
RCI Hospitality Holdings, Inc.	2	111
Red Robin Gourmet Burgers, Inc. (a)	1	11
Red Rock Resorts, Inc. - Class A	8	340
Revolve Group Inc. - Class A (a)	7	89
RH (a)	3	710
Rocky Brands, Inc.	2	29
Rover Group, Inc. - Class A (a)	23	146
Sally Beauty Holdings, Inc. (a)	17	139
Seaworld Entertainment, Inc. (a)	10	451
Shake Shack, Inc. - Class A (a)	7	401
Shoe Carnival, Inc.	6	148
Signet Jewelers Limited	8	562
Six Flags Operations Inc. (a)	12	291
Skechers U.S.A., Inc. - Class A (a)	8	405
Skyline Champion Corporation (a)	10	624
Sleep Number Corporation (a)	5	119
Smith & Wesson Brands, Inc.	10	131
Solo Brands, Inc. - Class A (a)	5	27
Sonic Automotive, Inc. - Class A	4	210
Sonos, Inc. (a)	21	275
Sportsman's Warehouse Holdings, Inc. (a) (b)	11	49
Standard Motor Products, Inc.	5	158
Steven Madden, Ltd.	13	426
Stitch Fix, Inc. - Class A (a)	20	67
Stoneridge, Inc. (a)	6	130
Strategic Education, Inc.	4	317
Strattec Security Corporation (a)	1	20
Stride, Inc. (a)	8	354
Superior Group of Companies, Inc.	3	27
Superior Industries International, Inc. (a) (b)	7	20
Sweetgreen, Inc. - Class A (a)	18	209
Sypris Solutions, Inc. (a)	3	5
Tapestry, Inc.	1	23
Taylor Morrison Home II Corporation - Class A (a)	21	882
Tempur Sealy International, Inc.	9	374
Texas Roadhouse, Inc. - Class A	2	208
The Aaron's Company, Inc.	7	71
The Buckle, Inc.	9	287
The Cato Corporation - Class A	5	35
The Cheesecake Factory Incorporated	9	265
The Children's Place, Inc. (a)	3	71
The Container Store Group, Inc. (a)	13	28
The Gap, Inc.	67	713
The Goodyear Tire & Rubber Company (a)	50	617
The Lovesac Company (a)	4	73
The ODP Corporation (a)	7	328
The One Group Hospitality, Inc. (a)	8	42
The Steak N Shake Company - Class A (a)	—	7
The Steak N Shake Company - Class B (a)	1	102
The Wendy's Company	32	650
Thor Industries, Inc.	10	926
Tile Shop Holdings, Inc. (a)	11	62
Tilly's, Inc. - Class A (a)	4	34
Toll Brothers, Inc.	7	526
TopBuild Corp. (a)	3	854
Topgolf Callaway Brands Corp. (a)	34	466
Travel + Leisure Co.	13	471
TRI Pointe Homes Holdings, Inc. (a)	18	499
Under Armour, Inc. - Class A (a)	35	239
Under Armour, Inc. - Class C (a)	41	263
Unifi, Inc. (a)	4	31
Universal Electronics Inc. (a)	3	31
Universal Technical Institute, Inc. (a)	8	70
Upbound Group, Inc.	9	278
Urban Outfitters, Inc. (a)	17	559
V.F. Corporation	12	209
Valvoline, Inc.	24	767
Vera Bradley, Inc. (a)	8	51
Victoria's Secret & Co. (a)	12	205
Vince Holding Corp. (a)	1	1
Vista Outdoor Inc. (a)	10	343
Visteon Corporation (a)	5	664
Vizio Holding Corp. - Class A (a)	13	72
VOXX International Corporation - Class A (a)	7	56
Warby Parker Inc. - Class A (a)	9	118
Weyco Group, Inc.	3	65
Wingstop Inc.	5	916
Winmark Corporation	1	284
Winnebago Industries, Inc.	6	328
Wolverine World Wide, Inc.	15	120
WW International, Inc. (a)	14	155
Wyndham Hotels & Resorts, Inc.	12	844
XPEL, Inc. (a)	4	298
Xponential Fitness Inc. - Class A (a)	3	41
YETI Holdings, Inc. (a)	15	711
Zumiez Inc. (a)	4	71
		70,252
Information Technology 11.9%
3D Systems Corporation (a)	16	81
8X8, Inc. (a)	17	43
A10 Networks, Inc.	18	270
ACI Worldwide, Inc. (a)	19	437
Adeia Inc.	20	218
Advanced Energy Industries, Inc.	7	690
Aehr Test Systems (a)	7	332
Agilysys, Inc. (a)	5	319
Airgain, Inc. (a)	2	8
Akoustis Technologies, Inc. (a) (b)	14	10
Alarm.Com Holdings, Inc. (a)	9	538
Alkami Technology, Inc. (a)	8	142
Allegro Microsystems Inc. (a)	2	76
Alpha and Omega Semiconductor Limited (a)	7	200
Altair Engineering Inc. - Class A (a)	9	558
Ambarella Inc. (a)	7	363
American Software, Inc. - Class A	7	79
Amkor Technology, Inc.	30	688
Amplitude Inc. - Class A (a)	4	42
Amtech Systems, Inc. (a)	3	24
AppFolio, Inc. - Class A (a)	2	398
Applied Optoelectronics, Inc. (a)	5	55
Arlo Technologies, Inc. (a)	15	160
Arrow Electronics, Inc. (a)	1	113
AstroNova, Inc. (a)	—	6
Aurora Innovations Inc. - Class A (a)	52	122
AvePoint, Inc. - Class A (a)	13	88
Aviat Networks, Inc. (a)	3	85
Avid Technology, Inc. (a)	7	175
Avnet, Inc.	16	782
Aware Inc. (a)	5	7
Axcelis Technologies, Inc. (a)	6	925
AXT, Inc. (a)	11	27
Backblaze Inc. - Class A (a)	3	16
Badger Meter, Inc.	5	764
Bel Fuse Inc. - Class B	3	133
Belden Inc.	7	682
Benchmark Electronics, Inc.	8	189
Blackbaud, Inc. (a)	9	656
Blackline, Inc. (a)	—	22
Box, Inc. - Class A (a)	22	535
Braze, Inc. - Class A (a)	3	123

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Brightcove Inc. (a)	14	44
C3.ai, Inc. - Class A (a) (b)	1	22
Calix, Inc. (a)	11	502
Cambium Networks Corp. (a)	6	45
CCC Intelligent Solutions Holdings Inc. (a)	31	411
Cerence Inc. (a)	7	133
CEVA Inc. (a)	5	92
Ciena Corporation (a)	12	588
Cirrus Logic, Inc. (a)	10	711
Cleanspark Inc. (a)	24	92
Clearfield, Inc. (a)	1	37
Climb Global Solutions, Inc.	1	50
Coda Octopus Group, Inc. (a)	1	7
Cognyte Software Ltd (a)	10	48
Coherent Corp. (a)	6	194
Cohu, Inc. (a)	9	316
CommVault Systems, Inc. (a)	6	418
Computer Task Group, Incorporated (a)	3	31
Comtech Telecommunications Corp.	6	54
Consensus Cloud Solutions, Inc. (a)	4	102
CoreCard Corporation (a)	1	29
Corsair Gaming, Inc. (a)	8	116
Couchbase, Inc. (a)	1	23
CPI Card Group Inc. (a) (b)	2	41
Crane Nxt, Co.	7	400
Credo Technology Group Holding Ltd (a)	16	242
CS Disco, Inc. (a)	9	61
CTS Corporation	5	209
Daktronics, Inc. (a)	10	93
Digi International Inc. (a)	7	177
Digital Turbine USA, Inc. (a)	14	87
DigitalOcean Holdings, Inc. (a) (b)	11	259
Diodes Incorporated (a)	8	620
DoubleVerify Holdings, Inc. (a)	23	630
Dun & Bradstreet Holdings, Inc.	39	388
DXC Technology Company (a)	28	586
DZS, Inc. (a)	8	16
E2Open Parent Holdings, Inc. - Class A (a)	20	90
Ebix, Inc. (b)	6	60
Edgio, Inc. (a)	47	40
Egain Corporation (a)	9	55
Enfusion, Inc. - Class A (a)	1	12
EngageSmart, Inc. (a)	16	295
Envestnet, Inc. (a)	9	399
ePlus inc. (a)	5	311
Everbridge, Inc. (a)	6	126
EverCommerce Inc. (a)	3	32
Everspin Technologies, Inc. (a)	4	39
Extreme Networks, Inc. (a)	20	474
Fabrinet (a)	6	1,053
FARO Technologies, Inc. (a)	4	65
Fastly, Inc. - Class A (a)	24	461
Formfactor, Inc. (a)	13	443
Freshworks, Inc. - Class A (a)	25	499
Genasys Inc. (a)	7	15
Gitlab Inc. - Class A (a)	4	198
Grid Dynamics Holdings, Inc. - Class A (a)	13	158
GSI Technology, Inc. (a)	3	9
Guidewire Software, Inc. (a)	10	867
Harmonic, Inc. (a)	17	164
HashiCorp, Inc. - Class A (a)	10	230
Ichor Holdings, Ltd. (a)	6	197
Identiv, Inc. (a)	6	48
Immersion Corporation	10	66
Indie Semiconductor, Inc. - Class A (a)	10	64
Infinera Corporation (a) (b)	11	47
Informatica Inc. - Class A (a)	13	276
Information Services Group, Inc.	11	49
Insight Enterprises, Inc. (a)	6	899
Intapp US, Inc. (a)	1	42
InterDigital, Inc.	5	401
inTEST Corporation (a)	3	39
Intevac, Inc. (a)	8	24
IONQ, Inc. (a) (b)	11	165
IPG Photonics Corporation (a)	7	674
Issuer Direct Corporation (a)	1	16
Iteris, Inc. (a)	10	43
Itron, Inc. (a)	8	494
JAMF Holding Corp. (a)	19	335
JFROG Ltd (a)	17	429
Kimball Electronics Group, LLC (a)	5	139
Knowles Corporation (a)	17	254
Kulicke and Soffa Industries, Inc.	9	455
KVH Industries, Inc. (a)	5	23
Kyndryl Holdings, Inc. (a)	38	573
L-1 Secure Credentialing, Inc. (a) (b)	2	69
Lantronix, Inc. (a)	11	47
Littelfuse, Inc.	1	368
LiveRamp Holdings, Inc. (a)	13	364
Lumentum Holdings Inc. (a)	10	438
Luna Innovations Incorporated (a)	9	50
MACOM Technology Solutions Holdings, Inc. (a)	12	1,006
Magnachip Semiconductor Corporation (a)	12	98
Matterport Operating, LLC - Class A (a)	25	53
MaxLinear, Inc. (a)	14	315
MeridianLink, Inc. (a)	4	65
Methode Electronics, Inc.	6	143
Mirion Technologies (US), Inc. - Class A (a)	8	63
Mitek Systems, Inc. (a)	11	119
Model N, Inc. (a)	6	148
N-Able, Inc. (a)	20	252
Napco Security Technologies, Inc.	7	152
National Instruments Corporation	20	1,217
Navitas Semiconductor USA, Inc. (a)	9	63
nCino OpCo, Inc. (a)	10	304
NCR Corporation (a)	23	625
NETGEAR, Inc. (a)	6	74
NetScout Systems, Inc. (a)	13	372
Network-1 Technologies, Inc.	3	6
Nextnav Inc. (a) (b)	4	18
Nlight, Inc. (a)	10	104
Novanta Inc. (a)	6	899
NVE Corporation	1	107
Olo Inc. - Class A (a)	14	84
ON24, Inc.	10	66
One Stop Systems, Inc. (a)	1	3
Onespan, Inc. (a)	11	115
Onto Innovation Inc. (a)	9	1,117
Osi Systems, Inc. (a)	3	369
PAR Technology Corporation (a) (b)	5	188
PC Connection, Inc.	5	270
PC-Tel, Inc.	3	11
PDF Solutions, Inc. (a)	8	273
Perficient, Inc. (a)	5	318
PFSweb, Inc.	6	44
Photronics, Inc. (a)	9	191
Pixelworks, Inc. (a)	12	13
Plexus Corp. (a)	5	461
Power Integrations, Inc.	10	760
Powerfleet Inc. (a)	8	17
Powerschool Holdings, Inc. - Class A (a)	26	589
Progress Software Corporation	7	360
Q2 Holdings, Inc. (a)	5	159
Qualys, Inc. (a)	5	814
Rambus Inc. (a)	20	1,100
Red Violet, Inc. (a) (b)	1	15
Ribbon Communications Inc. (a)	41	109
Richardson Electronics, Ltd.	4	42
Rimini Street, Inc. (a)	17	37
Riot Platforms, Inc. (a)	23	211
Rogers Corporation (a)	3	349
Sanmina Corporation (a)	10	555
Sapiens International Corporation N.V.	10	277
ScanSource, Inc. (a)	6	181
Secureworks Corp. - Class A (a)	3	20
Semtech Corporation (a)	11	275
SentinelOne, Inc. - Class A (a)	33	557
Silicon Laboratories Inc. (a)	6	641
Sitime Corporation (a)	2	259
Skywater Technology, Inc. (a)	6	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
SMART Global Holdings, Inc. (a)	9	219
SmartRent, Inc. - Class A (a)	9	22
Smith Micro Software, Inc. (a) (b)	10	12
SolarWinds Corporation (a)	20	192
Soundthinking, Inc. (a)	2	44
Sprinklr, Inc. - Class A (a)	18	253
SPS Commerce, Inc. (a)	6	1,043
Squarespace, Inc. - Class A (a)	13	377
Stratasys, Inc. (a)	14	196
Synaptics Incorporated (a)	7	593
Synchronoss Technologies, Inc. (a)	5	5
Telos Corporation (a)	7	16
Teradata Corporation (a)	17	773
The Hackett Group, Inc.	5	114
Thoughtworks Holding, Inc. (a)	5	21
TransAct Technologies Incorporated (a)	—	1
TTM Technologies, Inc. (a)	19	247
Tucows Inc. - Class A (a) (b)	1	16
Turtle Beach Corporation (a)	4	37
Ultra Clean Holdings, Inc. (a)	8	247
Unisys Corporation (a)	12	42
Universal Display Corporation	4	602
Upland Software, Inc. (a)	5	21
Varonis Systems, Inc. (a)	12	381
Veeco Instruments Inc. (a)	10	278
Verint Systems Inc. (a)	11	253
Vertex, Inc. - Class A (a)	9	210
Viant Technology Inc. - Class A (a)	3	15
Viavi Solutions Inc. (a)	39	355
Vishay Intertechnology, Inc.	23	564
Vishay Precision Group, Inc. (a)	3	103
Vontier Corporation	26	791
Xerox Holdings Corporation	28	446
Xperi Inc. (a)	1	15
Yext, Inc. (a)	22	142
		57,971
Health Care 11.4%
10X Genomics, Inc. - Class A (a)	10	398
2Seventy Bio, Inc. (a)	3	11
4D Molecular Therapeutics, Inc. (a)	7	94
89Bio, Inc. (a)	3	39
Aadi Bioscience, Inc. (a)	6	29
AbSci Corporation (a) (b)	8	11
AC Immune SA (a)	2	5
Acadia Healthcare Company, Inc. (a)	6	412
Accolade, Inc. (a)	16	169
Accuray Incorporated (a)	25	67
Aclaris Therapeutics, Inc. (a)	9	61
Actinium Pharmaceuticals, Inc. (a) (b)	5	28
Acumen Pharmaceuticals, Inc. (a)	2	8
Adaptive Biotechnologies Corporation (a)	30	165
Addus HomeCare Corporation (a)	3	259
Adicet Therapeutics, Inc. (a) (b)	8	11
ADMA Biologics, Inc. (a)	42	151
Adverum Biotechnologies, Inc. (a)	14	21
Aerovate Therapeutics Inc. (a)	1	16
Affimed N.V. (a)	6	3
Agiliti, Inc. (a)	12	75
Agilon Health Management, Inc. (a)	1	16
Agios Pharmaceuticals, Inc. (a)	10	253
Ais Operating Co. Inc. (a)	6	74
Akero Therapeutics Inc. (a)	—	14
Aldeyra Therapeutics, Inc. (a)	17	114
Alector, Inc. (a)	15	99
Alkermes Public Limited Company (a)	30	840
Allakos Inc. (a)	18	41
Allogene Therapeutics, Inc. (a)	32	101
Allovir, Inc. (a)	11	23
Altimmune, Inc. (a)	12	30
ALX Oncology Holdings Inc. (a)	1	5
Amedisys, Inc. (a)	6	569
American Well Corporation - Class A (a)	34	40
AMN Healthcare Services, Inc. (a)	7	614
Amneal Pharmaceuticals, Inc. - Class A (a)	34	145
Amphastar Pharmaceuticals, Inc. (a)	12	561
Anaptysbio, Inc. (a)	5	92
AngioDynamics, Inc. (a)	8	60
ANI Pharmaceuticals, Inc. (a)	5	307
Anika Therapeutics, Inc. (a)	4	70
Annexon, Inc. (a)	1	2
Apollo Medical Holdings, Inc. (a)	9	283
Apyx Medical Corporation (a)	7	22
Aravas Inc. (a)	2	8
Arcturus Therapeutics Holdings Inc. (a)	7	173
Arcus Biosciences, Inc. (a)	12	215
Arcutis Biotherapeutics, Inc. (a)	14	76
Ardelyx, Inc. (a)	19	79
Arrowhead Pharmaceuticals Inc (a)	13	353
ARS Pharmaceuticals, Inc. (a)	3	13
Artivion, Inc. (a)	11	167
Arvinas Operations, Inc. (a)	2	33
Asensus Surgical, Inc. (a) (b)	5	1
Assertio Holdings, Inc. (a)	5	14
Atara Biotherapeutics, Inc. (a)	7	10
Athira Pharma, Inc. (a)	6	12
AtriCure, Inc. (a)	8	347
Atrion Corporation	—	150
Atyr Pharma, Inc. (a)	2	3
Aura Biosciences, Inc. (a)	3	23
Avanos Medical, Inc. (a)	8	169
Avidity Biosciences, Inc. (a)	14	91
Avita Medical Pty Limited (a)	4	61
AxoGen, Inc. (a)	9	45
Axonics, Inc. (a)	8	422
Azenta, Inc. (a)	4	176
Beam Therapeutics Inc. (a)	7	157
Beyond Air, Inc. (a) (b)	3	7
Bioatla, Inc. (a)	1	2
Biohaven Pharmaceutical Holding Company Ltd. (a)	—	3
BioLife Solutions, Inc. (a)	9	125
Biomea Fusion, Inc. (a) (b)	3	48
Bionano Genomics, Inc. (a) (b)	6	18
biote Corp. - Class A (a)	2	8
Bioventus Inc. - Class A (a) (b)	1	4
Black Diamond Therapeutics, Inc. (a)	4	11
Bluebird Bio, Inc. (a) (b)	21	65
Blueprint Medicines Corporation (a)	1	42
Brookdale Senior Living Inc. (a)	39	163
C4 Therapeutics, Inc. (a)	4	7
Cabaletta Bio, Inc. (a)	3	43
Cara Therapeutics, Inc. (a)	12	20
CareCloud, Inc. (a)	1	2
Caredx, Inc. (a)	10	67
Caribou Biosciences, Inc. (a)	16	76
CASI Pharmaceuticals, Inc. (a) (b)	2	4
Castle Biosciences, Inc. (a)	6	103
Catalent, Inc. (a)	3	116
Catalyst Pharmaceuticals, Inc. (a)	17	201
Celcuity Inc. (a) (b)	—	1
Celldex Therapeutics, Inc. (a)	4	113
Century Therapeutics, Inc. (a)	1	2
Certara, Inc. (a)	25	364
Champions Oncology, Inc. (a)	—	3
Chinook Therapeutics, Inc. (a) (e)	3	8
Codexis, Inc. (a)	10	18
Cogent Biosciences, Inc. (a)	18	176
Collegium Pharmaceutical, Inc. (a)	7	163
Community Health Systems, Inc. (a)	30	86
Compass Therapeutics, Inc. (a) (b)	5	10
Computer Programs and Systems, Inc. (a)	4	57
CONMED Corporation	5	528
Corcept Therapeutics Incorporated (a)	17	467
CorVel Corporation (a)	3	624
Corvus Pharmaceuticals, Inc. (a)	5	7
Crinetics Pharmaceuticals, Inc. (a)	12	348
CRISPR Therapeutics AG (a) (b)	13	611
Cross Country Healthcare, Inc. (a)	8	195
Cryoport, Inc. (a)	9	120
Cue Biopharma, Inc. (a)	10	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Cullinan Oncology, LLC (a)	5	42
Cumberland Pharmaceuticals, Inc. (a)	3	5
CymaBay Therapeutics, Inc. (a)	22	327
Cytek Biosciences, Inc. (a)	5	26
CytoSorbents Corporation (a) (b)	7	14
Day One Biopharmaceuticals, Inc. (a)	9	113
Deciphera Pharmaceuticals, Inc. (a)	12	151
Definitive Healthcare Corp. - Class A (a)	6	48
Denali Therapeutics Inc. (a)	7	154
Design Therapeutics, Inc. (a)	3	7
Dianthus Therapeutics, Inc. (a)	2	27
Doximity, Inc. - Class A (a)	16	333
Dynavax Technologies Corporation (a)	22	328
Dyne Therapeutics Inc. (a)	13	120
Eagle Pharmaceuticals, Inc. (a)	3	48
Edgewise Therapeutics, Inc. (a)	1	7
Editas Medicine, Inc. (a)	17	132
Elanco Animal Health Incorporated (a)	48	535
Electromed, Inc. (a)	1	8
Elicio Therapeutics, Inc. (a)	—	1
Embecta Corp.	11	173
Emergent BioSolutions Inc. (a)	8	28
Enanta Pharmaceuticals, Inc. (a)	5	54
Encompass Health Corporation	4	294
Enhabit Inc. (a)	8	91
Enovis Corporation (a)	10	514
Envista Holdings Corporation (a)	19	529
Enzo Biochem, Inc. (a)	10	13
EQRx International, Inc. (a)	5	10
Erasca, Inc. (a)	5	10
Eton Pharmaceuticals, Inc. (a)	1	4
Evolent Health, Inc. - Class A (a)	20	545
Exagen Inc. (a)	1	2
Exelixis, Inc. (a)	35	773
Eyepoint Pharmaceuticals, Inc. (a) (b)	2	15
Fate Therapeutics, Inc. (a)	12	26
Fonar Corporation (a)	1	18
Fulcrum Therapeutics, Inc. (a)	18	80
Fulgent Genetics, Inc. (a)	5	136
G1 Therapeutics, Inc. (a)	3	5
Generation Bio Co. (a)	10	36
Glaukos Corporation (a)	8	614
Globus Medical, Inc. - Class A (a)	15	764
GlycoMimetics, Inc. (a)	7	10
GoodRx Holdings, Inc. - Class A (a)	14	80
Graphite Bio, Inc. (a)	4	10
Gritstone Bio, Inc. (a)	13	23
Haemonetics Corporation (a)	8	685
Halozyme Therapeutics, Inc. (a)	16	627
Harmony Biosciences Holdings Inc. (a)	9	308
Harrow Health, Inc. (a) (b)	5	76
Harvard Bioscience, Inc. (a)	9	39
Health Catalyst, Inc. (a)	13	137
HealthEquity, Inc. (a)	14	1,016
Healthstream, Inc.	7	143
HilleVax, Inc. (a)	1	11
Hims & Hers Health, Inc. - Class A (a)	24	148
Homology Medicines, Inc. (a)	12	15
Horizon Orphan LLC (a)	7	114
Humacyte, Inc. (a) (b)	6	18
iCAD, Inc. (a)	3	7
Icosavax, Inc. (a)	4	29
ICU Medical, Inc. (a)	2	204
IDEAYA Biosciences, Inc. (a)	9	243
IGM Biosciences, Inc. (a) (b)	3	24
Immunic, Inc. (a)	1	1
ImmunoGen, Inc. (a)	12	193
ImmunoPrecise Antibodies Ltd. (a)	—	1
Immunovant, Inc. (a)	22	838
Inari Medical, Inc. (a)	8	511
InfuSystem Holdings, Inc. (a)	5	50
Innoviva, Inc. (a)	14	176
Inogen, Inc. (a)	6	30
Integer Holdings Corporation (a)	6	477
Integra LifeSciences Holdings Corporation (a)	15	555
Intellia Therapeutics, Inc. (a)	10	326
Iovance Biotherapeutics, Inc. (a)	35	159
Iradimed Corp.	3	132
Ironwood Pharmaceuticals, Inc. - Class A (a)	24	233
Iteos Therapeutics, Inc. (a)	4	48
KalVista Pharmaceuticals Inc. (a)	7	68
Keros Therapeutics, Inc. (a)	2	65
Kiniksa Pharmaceuticals Ltd. - Class A (a)	7	117
Kinnate Biopharma Inc. (a)	1	1
Kodiak Sciences Inc. (a)	11	19
Krystal Biotech, Inc. (a)	4	516
Kura Oncology, Inc. (a)	17	157
Kymera Therapeutics, Inc. (a)	9	129
Lantheus Holdings, Inc. (a)	11	737
Larimar Therapeutics, Inc. (a)	8	31
LeMaitre Vascular, Inc.	4	208
Lensar, Inc. (a)	1	3
Lexicon Pharmaceuticals, Inc. (a) (b)	10	11
Lifestance Health Group, Inc. (a) (b)	3	19
Ligand Pharmaceuticals Incorporated (a)	3	184
Lineage Cell Therapeutics, Inc. (a)	4	5
LivaNova PLC (a)	10	507
Lyell Immunopharma Inc. (a) (b)	2	3
MacroGenics, Inc. (a)	15	71
Maravai LifeSciences Holdings, Inc. - Class A (a)	22	225
Marinus Pharmaceuticals, Inc. (a) (b)	7	55
Masimo Corporation (a)	2	149
MaxCyte, Inc. (a)	3	10
MediciNova, Inc. (a)	3	6
Medpace Holdings, Inc. (a)	1	254
MeiraGTx Holdings plc (a) (b)	12	59
Merit Medical Systems, Inc. (a)	10	708
Merrimack Pharmaceuticals, Inc. (a)	1	10
Mersana Therapeutics, Inc. (a)	5	7
Mesa Laboratories, Inc.	1	117
Milestone Pharmaceuticals Inc. (a)	2	5
Mirati Therapeutics, Inc. (a)	8	334
ModivCare Inc. (a)	2	78
Monte Rosa Therapeutics, Inc. (a) (b)	3	12
Morphic Holding, Inc. (a)	6	133
Myriad Genetics, Inc. (a)	15	242
National HealthCare Corporation	3	199
National Research Corporation	4	166
Nektar Therapeutics (a)	34	20
Neogenomics, Inc. (a)	21	260
Neuronetics, Inc. (a)	7	9
Nevro Corp. (a)	2	46
Nextcure, Inc. (a)	6	8
NextGen Healthcare, Inc. (a)	11	251
NGM Biopharmaceuticals, Inc. (a)	12	13
Nkarta, Inc. (a) (b)	2	3
Nurix Therapeutics, Inc. (a)	11	83
Nuvalent, Inc. - Class A (a)	3	157
Olema Pharmaceuticals Inc. (a)	9	105
OmniAb, Inc. (a) (e)	1	—
OmniAb, Inc. (a) (e)	1	—
OmniAb, Inc. (a)	16	84
Omnicell, Inc. (a)	7	335
OPKO Health, Inc. (a) (b)	97	155
OptimizeRX Corporation (a)	4	30
Option Care Health, Inc. (a)	29	944
Orasure Technologies, Inc. (a)	20	118
Organogenesis Holdings Inc. - Class A (a)	19	62
Organon & Co.	28	480
Orthofix Medical Inc. (a)	8	107
Orthopediatrics Corp. (a)	5	145
Outset Medical, Inc. (a)	7	82
Owens & Minor, Inc. (a)	14	222
Pacific Biosciences of California, Inc. (a)	30	251
Pacira Pharmaceuticals, Inc. (a)	7	209
Patterson Companies, Inc.	16	484
PDL BioPharma, Inc. (a) (e)	14	23
Pediatrix Medical Group, Inc. (a)	17	211
Perrigo Company Public Limited Company	23	749
Personalis, Inc. (a)	7	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
PetIQ, Inc. - Class A (a)	8	160
Phibro Animal Health Corporation - Class A	4	49
Phreesia, Inc. (a)	5	92
PMV Pharmaceuticals, Inc. (a)	10	62
Poseida Therapeutics, Inc. (a) (b)	22	53
Pphm, Inc. (a)	11	108
Precigen, Inc. (a) (b)	6	8
Premier Healthcare Solutions, Inc. - Class A	20	439
Prestige Consumer Healthcare Inc. (a)	9	510
Privia Health Group Inc. (a)	13	294
Progyny, Inc. (a)	13	434
ProPhase Labs, Inc. (a) (b)	3	13
Protagonist Therapeutics, Inc. (a)	15	252
Prothena Corporation Public Limited Company (a)	9	411
Pulmonx Corporation (a)	9	91
Puma Biotechnology, Inc. (a)	12	31
Pyxis Oncology, Inc. (a)	4	8
Quanterix Corporation (a)	8	218
Quidelortho Corporation (a)	—	22
R1 RCM Holdco Inc. (a)	1	14
RadNet, Inc. (a)	14	389
Rallybio Corporation (a)	2	5
Recursion Pharmaceuticals, Inc. - Class A (a)	8	61
Regenxbio Inc. (a)	8	140
Relay Therapeutics, Inc. (a)	16	135
Relmada Therapeutics, Inc. (a) (b)	5	16
Reneo Pharmaceuticals, Inc. (a) (b)	—	1
Renovaro Biosciences Inc. (a)	8	35
Repare Therapeutics Inc. (a)	4	47
Replimune Group, Inc. (a)	11	189
Revolution Medicines, Inc. (a)	17	457
Rhythm Pharmaceuticals, Inc. (a)	4	85
Rocket Pharmaceuticals, Inc. (a)	13	269
RxSight, Inc. (a)	2	70
Sage Therapeutics Inc. (a)	10	212
Sanara Medtech Inc. (a) (b)	—	13
Sangamo Therapeutics, Inc. (a)	53	32
Scholar Rock Holding Corporation (a)	5	34
Schrodinger, Inc. (a)	9	253
scPharmaceuticals Inc. (a) (b)	2	16
Seer, Inc. - Class A (a)	6	14
Select Medical Holdings Corporation	22	557
Semler Scientific, Inc. (a)	2	52
Sensus Healthcare, Inc. (a)	2	7
Sgry, LLC (a)	23	673
SI-BONE, Inc. (a)	9	182
SIGA Technologies, Inc. (b)	16	82
Sight Sciences, Inc. (a)	4	13
Silk Road Medical, Inc. (a)	—	6
Simulations Plus, Inc.	4	175
Sotera Health LLC (a)	42	631
Spero Therapeutics, Inc. (a)	10	12
Springworks Therapeutics, Inc. (a) (b)	11	247
STAAR Surgical Company (a)	7	266
Standard Biotools Inc. (a)	3	8
Stereotaxis, Inc. (a)	14	23
Stoke Therapeutics, Inc. (a) (b)	9	35
Supernus Pharmaceuticals, Inc. (a)	10	266
Surmodics, Inc. (a)	4	113
Sutro Biopharma, Inc. (a)	12	40
Tactile Systems Technology, Inc. (a)	6	83
Tandem Diabetes Care, Inc. (a)	4	93
Taro Pharmaceutical Industries Ltd (a)	4	163
Tarsus Pharmaceuticals, Inc. (a)	6	100
Teladoc Health, Inc. (a)	30	558
Tenet Healthcare Corporation (a)	16	1,067
Terns Pharmaceuticals, Inc. (a)	4	18
The Ensign Group, Inc.	10	913
The Joint Corp (a)	4	35
The Pennant Group, Inc. (a)	7	73
Theseus Pharmaceuticals, Inc. (a)	1	3
TransMedics Group, Inc. (a)	1	69
Treace Medical Concepts, Inc. (a)	7	92
Twist Bioscience Corporation (a)	8	163
U. S. Physical Therapy, Inc.	3	234
UFP Technologies, Inc. (a)	2	305
Utah Medical Products, Inc.	1	83
Vanda Pharmaceuticals Inc. (a)	14	60
Varex Imaging Corporation (a)	9	170
Ventyx Biosciences, Inc. (a)	—	11
Veracyte, Inc. (a)	12	271
Veradigm Inc. (a)	21	270
Verastem, Inc. (a)	3	28
Vericel Corporation (a)	7	248
Verrica Pharmaceuticals Inc. (a) (b)	4	14
Vicarious Surgical Inc. - Class A (a)	1	—
Viking Therapeutics, Inc. (a)	17	191
VIR Biotechnology, Inc. (a)	14	131
Viracta Therapeutics, Inc. (a) (b)	8	8
Voyager Therapeutics, Inc. (a)	11	82
X4 Pharmaceuticals Inc. (a)	5	5
Xbiotech Inc (a) (b)	6	25
Xencor, Inc. (a)	10	211
Xenon Pharmaceuticals Inc. (a)	4	143
Y-mAbs Therapeutics, Inc. (a)	7	36
Zentalis Pharmaceuticals, Inc. (a)	2	31
ZimVie Inc. (a)	2	17
Zymeworks Inc. (a) (b)	9	58
		55,590
Energy 7.4%
Adams Resources & Energy, Inc.	1	27
Alto Ingredients, Inc. (a)	20	87
Amplify Energy Corp. (a)	9	69
Antero Midstream Corporation	84	1,007
Antero Resources Corporation (a)	6	144
Archrock, Inc.	27	339
Ardmore Shipping Services (Ireland) Limited	10	125
Berry Corporation (Bry)	15	127
Bristow Holdings U.S. Inc. (a)	6	182
Cactus, Inc. - Class A	10	482
California Resources Corporation	12	661
Callon Petroleum Company (a)	11	436
Centrus Energy Corp. - Class A (a)	3	173
ChampionX Corporation	32	1,154
Chord Energy Corporation	3	415
Civitas Resources, Inc.	4	350
Clean Energy Fuels Corp. (a)	39	150
CNX Resources Corporation (a)	31	691
Comstock Resources, Inc. (b)	47	513
CONSOL Energy Inc.	6	624
Core Laboratories LP	8	186
CVR Energy, Inc.	14	486
Delek US Holdings, Inc.	10	297
Denbury Inc. (a)	8	823
DHT Holdings, Inc.	31	318
DMC Global Inc. (a)	4	88
Dorian LPG Ltd.	10	287
Dril-Quip, Inc. (a)	7	189
DT Midstream, Inc.	17	882
Earthstone Energy, Inc. - Class A (a)	16	327
enCore Energy Corp. (a)	31	101
Enlink Midstream, LLC	76	933
Epsilon Energy Ltd.	5	26
Equitrans Midstream Corporation	69	645
Evolution Petroleum Corporation	9	59
Expro Group Holdings N.V. (a)	5	113
Forum Energy Technologies, Inc. (a)	1	36
Geospace Technologies Corporation (a)	2	28
Gevo, Inc. (a) (b)	5	6
Green Plains Inc. (a)	11	324
Gulf Island Fabrication, Inc. (a)	2	5
Gulfport Energy Operating Corporation (a)	3	307
Hallador Energy Company (a)	7	96
Helix Energy Solutions Group, Inc. (a)	30	335
Helmerich & Payne, Inc.	19	784
Independence Contract Drilling, Inc. (a)	—	1
International Seaways, Inc.	9	407
Kinetik Holdings Inc. - Class A (b)	4	139
KLX Energy Services Holdings, Inc. (a)	1	11

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Kosmos Energy Ltd. (a)	76	619
Liberty Energy Inc. - Class A	31	568
Lightbridge Corporation (a)	—	—
Magnolia Oil & Gas Corporation - Class A	31	715
Mammoth Energy Services, Inc. (a)	9	41
Matador Resources Company	13	798
Murphy Oil Corporation	19	839
Nabors Industries Ltd. (a)	2	193
NACCO Industries, Inc. - Class A	2	61
National Energy Services Reunited Corporation (a)	25	142
Natural Gas Services Group, Inc. (a)	2	33
New Fortress Energy Inc. - Class A (b)	12	400
Newpark Resources, Inc. (a)	20	138
Nine Energy Service, Inc. (a)	11	44
Noble Corporation PLC	1	73
Nordic American Tankers Limited	48	198
Northern Oil and Gas Incorporated	7	266
NOV Inc.	18	366
Oceaneering International, Inc. (a)	18	472
Oil States International, Inc. (a)	16	130
Overseas Shipholding Group, Inc. - Class A (a)	22	98
Par Pacific Holdings, Inc. (a)	10	373
Patterson-UTI Energy, Inc.	66	919
PBF Energy Inc. - Class A	21	1,110
Peabody Energy Corporation	24	628
PEDEVCO Corp. (a)	7	6
Permian Resources Corporation - Class A	35	493
Phx Minerals Inc. - Class A	10	35
Primeenergy Resources Corporation (a)	—	52
Propetro Holding Corp. (a)	22	236
Range Resources Corporation	16	519
REX American Resources Corporation (a)	3	137
Riley Exploration - Permian, LLC	1	42
Ring Energy Inc. (a)	18	36
RPC, Inc.	34	306
SandRidge Energy, Inc.	8	132
Scorpio Tankers Inc.	9	509
SEACOR Marine Holdings Inc. (a)	6	78
Select Energy Services, Inc. - Class A	24	188
SFL Corporation Ltd.	25	276
SM Energy Company	21	832
Smart Sand, Inc. (a)	10	22
Solaris Oilfield Infrastructure, Inc. - Class A	8	88
Southwestern Energy Company (a)	99	637
STR Sub Inc. - Class A	8	184
Talos Energy Inc. (a)	19	308
TechnipFMC PLC	51	1,042
Teekay Shipping (Canada) Ltd. (a)	24	148
Teekay Tankers Ltd. - Class A	5	226
TETRA Technologies, Inc. (a)	28	177
Tidewater Inc. (a)	10	681
Transocean Ltd. (a) (d)	131	1,078
U.S. Silica Holdings, Inc. (a)	16	218
Valaris Limited (a)	11	859
Vital Energy, Inc. (a)	3	164
W&T Offshore, Inc. (a)	26	116
Weatherford International Public Limited Company (a)	11	1,035
World Kinect Corporation	11	256
		36,335
Materials 5.7%
Advanced Emissions Solutions, Inc. (a)	3	6
AdvanSix Inc.	5	157
Alcoa Corporation	10	291
Alpha Metallurgical Resources, Inc.	2	643
American Vanguard Corporation	6	67
Ampco-Pittsburgh Corporation (a)	3	7
Arch Resources, Inc. - Class A	3	531
Ardagh Metal Packaging S.A. (b)	14	42
Ascent Industries Co. (a)	2	16
Ashland Inc.	9	740
ATI Inc. (a)	22	918
Avient Corporation	16	563
Axalta Coating Systems Ltd. (a)	10	264
Balchem Corporation	6	704
Bioceres Crop Solutions Corp. (a)	2	19
Cabot Corporation	10	678
Caledonia Mining Corporation PLC	3	26
Carpenter Technology Corporation	9	581
Century Aluminum Company (a)	21	150
Chase Corporation	1	67
Clearwater Paper Corporation (a)	3	124
Coeur Mining, Inc. (a)	57	128
Commercial Metals Company	21	1,025
Compass Minerals International, Inc.	7	193
Core Molding Technologies, Inc. (a)	—	6
Dakota Gold Corp. (a)	3	8
Eagle Materials Inc.	6	1,021
Ecovyst Inc. (a)	20	198
Element Solutions Inc.	43	840
Ferroglobe PLC (a)	37	194
Fortitude Gold Corporation	2	14
Friedman Industries, Incorporated	2	20
FutureFuel Corp.	10	75
Gatos Silver, Inc. (a)	1	3
Glatfelter Corporation (a)	11	21
Graphic Packaging Holding Company	4	98
Greif, Inc. - Class A	4	299
Greif, Inc. - Class B	3	183
H.B. Fuller Company	10	668
Hawkins, Inc.	5	287
Haynes International, Inc.	3	138
Hecla Mining Company	112	440
Huntsman Corporation	25	610
Ingevity Corporation (a)	6	286
Innospec Inc.	4	422
Intrepid Potash, Inc. (a)	3	86
Kaiser Aluminum Corporation	2	146
Knife River Corporation (a)	5	249
Koppers Holdings Inc.	5	188
Kronos Worldwide, Inc.	11	86
Livent Corporation (a) (b)	28	512
Louisiana-Pacific Corporation (W VA)	12	648
LSB Industries, Inc. (a)	16	162
Materion Corporation	4	357
MATIV Holdings, Inc.	9	130
Mercer International Inc.	13	115
Minera Andes Inc. (a)	—	3
Minerals Technologies Inc.	6	316
MP Materials Corp. - Class A (a)	17	324
Myers Industries, Inc.	8	145
NewMarket Corporation	2	741
Nexa Resources S.A.	7	43
O-I Glass, Inc. (a)	28	462
Olin Corporation	—	15
Olympic Steel, Inc.	3	155
Orion S.A.	12	246
Piedmont Lithium Carolinas, Inc. (a)	2	95
Quaker Chemical Corporation	3	441
Ramaco Resources, Inc. - Class A	9	94
Ramaco Resources, Inc. - Class B	2	20
Ranpak Holdings Corp - Class A (a)	20	108
Rayonier Advanced Materials Inc. (a)	17	61
Reynolds Group Holdings Limited	14	114
Royal Gold, Inc.	—	11
Ryerson Holding Corporation	7	210
Schnitzer Steel Industries, Inc. - Class A	6	170
Sealed Air Corporation	14	452
Sensient Technologies Corporation	7	423
Silgan Holdings Inc.	18	776
Smith-Midland Corporation (a)	1	17
Sonoco Products Company	16	894
Standard Lithium Ltd. (a) (b)	6	17
Stepan Company	4	312
Summit Materials, Inc. - Class A (a)	21	656
SunCoke Energy, Inc.	16	166
Sylvamo Corporation	7	287
The Chemours Company	25	688
TimkenSteel Corporation (a)	9	196
Tredegar Corporation	8	44

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
TriMas Corporation	8	196
Trinseo Public Limited Company	6	51
Tronox Holdings PLC	27	360
United States Lime & Minerals, Inc.	1	297
United States Steel Corporation	26	833
Universal Stainless & Alloy Products, Inc. (a)	1	14
Warrior Met Coal, Inc.	9	476
Worthington Industries, Inc.	9	558
		27,937
Consumer Staples 4.4%
Alico, Inc.	2	48
B&G Foods, Inc.	3	31
Bellring Intermediate Holdings, Inc. (a)	26	1,072
Calavo Growers, Inc.	4	97
Cal-Maine Foods, Inc.	8	365
Central Garden & Pet Company (a)	2	78
Central Garden & Pet Company - Class A (a)	7	294
Coca-Cola Consolidated, Inc.	1	919
Del Monte Fresh Produce Company	8	214
e.l.f. Beauty, Inc. (a)	9	1,022
Edgewell Personal Care Colombia S A S	9	341
Energizer Holdings, Inc.	2	52
Farmer Bros. Co. (a)	4	11
Flowers Foods, Inc.	35	786
Freshpet, Inc. (a)	8	523
Grocery Outlet Holding Corp. (a)	15	441
Herbalife Nutrition Ltd. (a)	16	224
Hostess Brands, Inc. - Class A (a)	24	790
Ingles Markets, Incorporated - Class A	3	205
Ingredion Incorporated	5	511
Inter Parfums, Inc.	5	728
J&J Snack Foods Corp.	3	521
John B. Sanfilippo & Son, Inc.	2	190
Lancaster Colony Corporation	5	782
LifeVantage Corporation	2	12
Lifeway Foods, Inc. (a)	3	27
Limoneira Company	5	75
Mama's Creations, Inc. (a)	6	24
Medifast, Inc.	2	148
MGPI Processing, Inc.	4	385
Mission Produce, Inc. (a)	5	44
National Beverage Corp. (a)	11	503
Natural Alternatives International, Inc. (a)	1	6
Natural Grocers By Vitamin Cottage, Inc.	5	71
Natural Health Trends Corp.	1	5
Nature's Sunshine Products, Inc. (a)	4	68
Nu Skin Enterprises, Inc. - Class A	9	192
Oil-Dri Corporation of America	1	71
Olaplex Holdings, Inc. (a)	6	12
Pilgrim's Pride Corporation (a)	19	437
Post Holdings, Inc. (a)	10	893
PriceSmart, Inc.	6	430
Reynolds Consumer Products Inc.	24	611
Rocky Mountain Chocolate Factory, Inc. (a)	1	7
Seaboard Corporation	—	578
Seneca Foods Corporation - Class A (a)	1	72
Sovos Brands, Inc. (a)	9	198
Spartannash Company	8	172
Spectrum Brands Holdings, Inc.	7	540
Sprouts Farmers Market, Inc. (a)	17	734
The Andersons, Inc.	7	342
The Beauty Health Company - Class A (a)	14	85
The Boston Beer Company, Inc. - Class A (a)	2	726
The Chefs' Warehouse, Inc. (a)	8	159
The Duckhorn Portfolio Inc. (a)	19	192
The Hain Celestial Group, Inc. (a)	15	157
The Honest Company, Inc. (a) (b)	31	39
The Simply Good Foods Company (a)	16	570
The Vita Coco Company, Inc. (a)	4	97
Tootsie Roll Industries, Inc.	7	214
Treehouse Foods, Inc. (a)	10	436
Turning Point Brands, Inc.	4	87
United Natural Foods, Inc. (a)	10	144
United-Guardian, Inc.	—	1
Universal Corporation	4	205
USANA Health Sciences, Inc. (a)	3	200
UTZ Brands, Inc. - Class A	14	182
Vector Group Ltd.	27	288
Village Super Market, Inc. - Class A	3	61
Vital Farms, Inc. (a)	9	104
WD-40 Company	2	455
Weis Markets, Inc.	5	305
Whole Earth Brands, Inc. - Class A (a)	11	40
ZEVIA PBC - Class A (a)	6	12
		21,661
Communication Services 3.1%
Advantage Solutions, Inc. - Class A (a)	4	12
Altice USA, Inc. - Class A (a)	42	137
AMC Networks, Inc. - Class A (a)	7	79
Angi Inc. - Class A (a)	20	39
Anterix Inc. (a)	4	120
Atlanta Braves Holdings, Inc. - Series A (a)	2	71
Atlanta Braves Holdings, Inc. - Series C (a)	7	251
ATN International, Inc.	4	134
Bandwidth Inc. - Class A (a)	6	62
Boston Omaha Corporation - Class A (a)	6	104
Bumble Inc. - Class A (a)	25	373
Cable One, Inc.	1	314
Cardlytics, Inc. (a)	7	113
CarGurus, Inc. - Class A (a)	17	298
Cars.com Inc. (a)	13	228
Cinemark Holdings, Inc. (a)	16	292
Cineverse Corp. - Class A (a)	2	2
Clear Channel Outdoor Holdings, Inc. (a)	17	26
CM Wind Down Topco LLC - Class A (a)	4	18
Cogent Communications Holdings, Inc.	8	499
Comscore, Inc. (a)	23	14
Consolidated Communications Holdings, Inc. (a)	31	104
Daily Journal Corporation (a)	—	108
DHI Group, Inc. (a)	12	37
Dolphin Entertainment, LLC (a)	2	4
EchoStar Corporation - Class A (a)	7	112
Emerald Holding, Inc. (a)	3	13
Entravision Communications Corporation - Class A	19	70
Eventbrite, Inc. - Class A (a)	13	130
EverQuote, Inc. - Class A (a)	7	53
FG Group Holdings Inc. (a)	2	4
Fluent Inc. (a)	18	8
Frontier Communications Parent, Inc. (a)	5	71
fuboTV Inc. (a)	18	49
Gaia, Inc. - Class A (a)	3	10
Gambling.com Group Ltd (a)	6	76
Gannett Co., Inc. (a)	29	71
Gray Television, Inc.	18	127
Harte Hanks, Inc. (a)	1	8
IDT Corporation - Class B (a)	6	128
iHeartMedia, Inc. - Class A (a)	14	44
IMAX Corporation (a)	12	225
Integral Ad Science Holding Corp. (a)	13	150
Intelsat Inflight LLC (a)	19	230
Iridium Communications Inc.	12	562
John Wiley & Sons, Inc. - Class A	8	306
Kartoon Studios, Inc. (a) (b)	3	5
Lee Enterprises, Incorporated (a)	1	13
Liberty Latin America Ltd. - Class A (a)	9	71
Liberty Latin America Ltd. - Class C (a)	30	244
Lions Gate Entertainment Corp. - Class A (a)	16	139
Lions Gate Entertainment Corp. - Class B (a)	24	189
Liveone, Inc. (a)	3	3
Magnite, Inc. (a)	25	190
Marchex, Inc. - Class B (a)	—	—
Nexstar Media Group, Inc. - Class A	5	699
Nextdoor Holdings, Inc. - Class A (a)	8	15
Ooma, Inc. (a)	6	79
PlayStudios, Inc. - Class A (a)	5	16
Playtika Holding Corp. (a)	22	215
Podcastone, Inc. (a)	—	—
PubMatic, Inc. - Class A (a)	9	108

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
QuinStreet, Inc. (a)	13	114
Reading International, Inc. - Class A (a)	2	5
Saga Communications, Inc. - Class A	—	6
Scholastic Corporation	6	232
Sciplay Corporation - Class A (a)	5	106
Shenandoah Telecommunications Company	10	201
Shutterstock, Inc.	6	220
Sinclair, Inc. - Class A (b)	9	98
Skillz Inc. - Class A (a)	4	21
Sphere Entertainment Co. (a) (f)	4	137
Sphere Entertainment Co. - Class A (a)	5	175
Sphere Entertainment Co. - Class A	3	592
Spok Holdings, Inc.	1	15
Stagwell, Inc. - Class A (a)	13	62
TechTarget, Inc. (a)	5	153
TEGNA Inc.	36	519
Telephone and Data Systems, Inc.	21	390
The E.W. Scripps Company - Class A (a)	20	107
The Marcus Corporation (b)	6	96
The New York Times Company - Class A	23	942
Thryv Holdings, Inc. (a)	8	148
TKO Group Holdings Inc. - Class A	5	386
Townsquare Media, Inc. - Class A	3	28
Travelzoo (a)	2	12
TripAdvisor, Inc. (a)	24	391
Truecar, Inc. (a)	28	58
United States Cellular Corporation (a)	9	406
Urban One, Inc. - Class A (a)	2	10
Urban One, Inc. - Class D (a)	7	36
Vimeo, Inc. (a)	22	79
Vivid Seats Inc. - Class A (a)	6	40
WideOpenWest, Inc. (a)	13	98
Yelp Inc. (a)	12	497
Zedge, Inc. - Class B (a)	1	2
Ziff Davis, Inc. (a)	8	534
Ziprecruiter, Inc. - Class A (a)	7	89
ZoomInfo Technologies Inc. - Class A (a)	5	88
		14,965
Utilities 2.5%
ALLETE, Inc.	10	528
Altus Power, Inc. - Class A (a)	6	32
American States Water Company	6	442
Artesian Resources Corporation - Class A	2	83
Atlantica Sustainable Infrastructure PLC	3	56
Avista Corporation	12	378
Black Hills Corporation	10	505
California Water Service Group	9	423
Chesapeake Utilities Corporation	3	279
Clearway Energy, Inc. - Class A	5	103
Clearway Energy, Inc. - Class C	12	245
Consolidated Water Co. Ltd.	3	89
Genie Energy Ltd. - Class B	7	107
Global Water Resources, Inc.	1	8
Hawaiian Electric Industries, Inc.	16	195
IDACORP, Inc.	9	817
MGE Energy, Inc.	6	411
Middlesex Water Company	3	195
Montauk Renewables, Inc. (a)	3	24
National Fuel Gas Company	14	701
New Jersey Resources Corporation	17	687
Northwest Natural Holding Company	6	220
NorthWestern Corporation	10	459
OGE Energy Corp.	1	49
One Gas, Inc.	8	570
Ormat Technologies, Inc.	10	705
Otter Tail Corporation	6	473
PNM Resources, Inc.	15	681
Portland General Electric Company	15	587
Pure Cycle Corporation (a)	6	56
RGC Resources, Inc.	2	32
SJW Group	5	324
Southwest Gas Holdings, Inc.	11	679
Spire Inc.	8	437
Sunnova Energy International Inc. (a) (b)	21	220
The York Water Company	3	114
UGI Corporation	4	93
Unitil Corporation	4	150
Via Renewables, Inc. - Class A (a)	1	4
		12,161
Real Estate 0.8%
Compass, Inc. - Class A (a)	5	15
Cushman & Wakefield PLC (a)	37	282
DigitalBridge Group, Inc. - Class A	2	39
Douglas Elliman Inc.	22	50
Dwight A. Walker Real Estate, Inc. - Class A	4	50
eXp World Holdings, Inc.	16	257
Five Point Holdings, LLC - Class A (a)	16	48
Florida Rock Properties, Inc. (a)	2	120
Forestar Group Inc. (a)	13	340
Howard Hughes Holdings Inc. (a)	9	676
Kennedy-Wilson Holdings, Inc.	24	349
Marcus & Millichap Company	7	215
Maui Land & Pineapple Company, Inc. (a)	4	53
Newmark Group, Inc. - Class A	28	180
Open Doors Technology Inc. - Class A (a)	65	172
Rafael Holdings, Inc. - Class B (a)	4	8
Realogy Holdings Corp. (a)	21	133
Stratus Properties Inc. (a)	2	54
Tejon Ranch Co. (a)	7	106
The Rmr Group Inc. - Class A	3	82
The St. Joe Company	11	580
		3,809
Total Common Stocks (cost $517,419)		487,432
PREFERRED STOCKS 0.0%
Industrials 0.0%
WESCO International, Inc. - Series A, 10.63%, (25, 06/22/25) (f)	1	36
Consumer Discretionary 0.0%
Qurate Retail, Inc., 8.00%, 03/15/31 (b)	—	4
Total Preferred Stocks (cost $60)		40
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (e)	11	3
Albireo Pharma, Inc. (a) (e)	5	8
Chinook Therapeutics, Inc. (a) (e)	11	4
Ikonics Corporation (a) (e)	—	—
Jounce Therapeutics, Inc. (a) (b) (e)	6	—
Opiant Pharmaceuticals, Inc. (a) (e)	1	—
Resolute Forest Products Inc. (a) (e)	16	8
Spectrum Pharmaceuticals, Inc. (a) (e)	30	1
Xeris Pharmaceuticals, Inc. (a) (e)	14	4
Total Rights (cost $0)		28
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.26% (g) (h)	1,879	1,879
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.16% (g) (h)	1,234	1,234
Total Short Term Investments (cost $3,113)		3,113
Total Investments 100.4% (cost $520,592)		490,613
Other Assets and Liabilities, Net (0.4)%		(2,077)
Total Net Assets 100.0%		488,536

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/DFA U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	2,167	69,530	70,463	57	—	—	1,234	0.2
JNL Government Money Market Fund, 5.26% - Class SL	—	13,661	11,782	27	—	—	1,879	0.4
JNL Securities Lending Collateral Fund - Institutional Class	1,739	8,639	10,378	30	—	—	—	—
	3,906	91,830	92,623	114	—	—	3,113	0.6

JNL/DFA U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bridgewater Bancshares, Inc.	09/16/19	103	62	—
Transocean Ltd.	03/02/21	570	1,078	0.2
		673	1,140	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Small Cap Fund
Assets - Securities
Common Stocks	486,501	900	31	487,432
Preferred Stocks	40	—	—	40
Rights	—	—	28	28
Short Term Investments	3,113	—	—	3,113
	489,654	900	59	490,613

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 45.7%
U.S. Treasury Bond 15.7%
Treasury, United States Department of
2.25%, 05/15/41	9,230	6,330
4.00%, 11/15/42 - 11/15/52	9,650	8,557
3.88%, 02/15/43 - 05/15/43	17,080	14,852
2.88%, 05/15/52	7,700	5,462
3.63%, 02/15/53 - 05/15/53	3,840	3,180
4.13%, 08/15/53	455,140	413,395
		451,776
Mortgage-Backed Securities 13.1%
Federal Home Loan Mortgage Corporation
5.94%, (1 Year Treasury + 2.36%), 07/01/27 (a)	—	—
3.00%, 08/01/46 - 07/01/47	38,503	32,561
3.50%, 10/01/47	9,688	8,477
4.00%, 10/01/48 - 06/01/52	16,027	14,327
2.00%, 11/01/50	20,088	15,568
4.50%, 07/01/52 - 10/01/52	32,120	29,532
5.00%, 06/01/53 - 07/01/53	27,272	25,913
Federal National Mortgage Association, Inc.
4.50%, 03/01/24 - 09/01/52	8,936	8,305
4.00%, 04/01/24 - 07/01/52	30,078	27,183
5.50%, 05/01/25 - 09/01/25	4	4
2.14%, 10/01/29	19,300	16,396
2.28%, 11/01/29	10,700	9,071
2.37%, 12/01/29	12,200	10,379
2.46%, 04/01/32	11,428	9,253
3.70%, (1 Year USD LIBOR + 1.45%), 01/01/35 (a)	112	113
5.21%, (1 Year Treasury + 2.24%), 01/01/36 (a)	1,406	1,422
5.00%, 12/01/38 - 05/01/53	23,727	22,480
5.63%, (12 Month Treasury Average + 1.20%), 06/01/43 (a)	42	42
3.00%, 04/01/47	4,408	3,723
2.50%, 10/01/50 - 02/01/51	25,550	20,453
2.00%, 11/01/50 - 02/01/51	30,912	23,818
3.50%, 11/01/50 - 03/01/52	20,844	18,124
Government National Mortgage Association
3.88%, (1 Year Treasury + 1.50%), 05/20/26 - 05/20/30 (a)	4	4
3.62%, (1 Year Treasury + 1.50%), 02/20/27 - 02/20/32 (a)	13	13
4.00%, (1 Year Treasury + 1.50%), 04/20/30 (a)	1	1
5.00%, 02/15/38 - 07/15/39	3,334	3,259
3.50%, 09/15/42 - 07/20/51	21,274	18,920
3.00%, 11/15/44 - 04/20/52	30,659	25,789
2.50%, 10/20/51 - 11/20/51	37,765	30,464
		375,594
U.S. Treasury Note 9.1%
Treasury, United States Department of
4.50%, 11/30/24	9,500	9,402
4.13%, 01/31/25 - 11/15/32	3,270	3,196
4.63%, 02/28/25 - 09/15/26	6,060	6,018
3.88%, 03/31/25 - 08/15/33	123,030	116,999
4.75%, 07/31/25	680	675
5.00%, 08/31/25	2,550	2,545
4.00%, 02/15/26 - 07/31/30	38,370	37,338
3.63%, 05/15/26 - 03/31/30	40,150	38,865
4.38%, 08/15/26 - 08/31/28	3,020	2,989
3.75%, 05/31/30 - 06/30/30	32,230	30,598
3.50%, 02/15/33	13,180	12,097
3.38%, 05/15/33	740	671
		261,393
Collateralized Mortgage Obligations 6.2%
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 8.41%, (SOFR 30-Day Average + 3.10%), 03/25/42 (a)	6,000	6,096
Federal Home Loan Mortgage Corporation
Series LZ-2764, REMIC, 4.50%, 03/15/34	1,237	1,187
Series QD-4076, REMIC, 2.50%, 11/15/41	337	320
Series ZL-3979, REMIC, 3.50%, 01/15/42	1,555	1,384
Series 2022-M1B-DNA3, REMIC, 8.21%, (SOFR 30-Day Average + 2.90%), 04/25/42 (a)	10,000	10,214
Series Z-4966, REMIC, 2.50%, 04/25/50	16,698	12,634
Series BZ-5000, REMIC, 2.00%, 08/25/50	15,980	9,091
Series PE-5183, REMIC, 2.00%, 11/25/51	13,070	10,770
Series YZ-5200, REMIC, 2.50%, 02/25/52	10,351	5,933
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	4,880	4,292
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 4.78%, 05/25/35 (a)	7	7
Series 2020-2M2-R02, REMIC, 7.43%, (SOFR 30-Day Average + 2.11%), 01/25/40 (a)	2,696	2,712
Series 2013-TE-73, REMIC, 3.00%, 07/25/43	6,953	5,547
Series 2017-AY-46, REMIC, 3.50%, 06/25/47	4,534	4,046
Series 2018-21-PO, REMIC, 0.00%, 04/25/48	5,882	4,096
Series 2018-A-33, REMIC, 3.00%, 05/25/48	4,301	3,679
Series 2021-LA-88, REMIC, 2.50%, 03/25/50	18,099	15,072
Series 2022-AZ-40, REMIC, 2.00%, 08/25/50	20,506	12,035
Interest Only, Series 2021-NS-48, REMIC, 0.00%, (3.65% - (SOFR 30-Day Average * 1)), 08/25/51 (a)	11,791	286
Series 2021-CZ-85, REMIC, 2.50%, 12/25/51	5,198	2,523
Series 2022-ZG-17, REMIC, 2.50%, 01/25/52	6,110	3,042
Series 2022-Z-28, REMIC, 2.50%, 02/25/52	12,406	8,191
GNMA Remic Trust 2019-052
Series 2019-FA-56, REMIC, 5.79%, (1 Month Term SOFR + 0.46%), 05/20/49 (a)	7,976	7,657
Government National Mortgage Association
Series 2010-FN-85, REMIC, 6.00%, (1 Month Term SOFR + 0.67%), 07/20/40 (a)	3,098	3,008
Series 2019-JP-44, REMIC, 3.00%, 08/20/47	7,036	5,853
Series 2022-JC-159, REMIC, 4.00%, 09/20/48	6,313	5,937
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	5,892	5,034
Series 2019-FH-112, REMIC, 5.84%, (1 Month Term SOFR + 0.51%), 09/20/49 (a)	14,000	13,456
Series 2022-LA-188, REMIC, 5.00%, 04/20/50	9,315	8,989
Interest Only, Series 2020-IO-188, REMIC, 2.00%, 12/20/50	9,831	1,029
Series 2022-HZ-34, REMIC, 2.50%, 02/20/52	6,086	3,142
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2021-IU-159, REMIC, 3.00%, 09/20/51	11,128	1,787
		179,049
Sovereign 1.5%
Assembleia da Republica
1.95%, 06/15/29, EUR (b)	110	108
0.48%, 10/18/30, EUR (b)	800	691
Bundesrepublik Deutschland
0.00%, 08/15/30, EUR (c)	640	562
0.00%, 02/15/31, EUR (b) (c)	1,500	1,298
1.70%, 08/15/32, EUR	1,150	1,112
Cabinet Office, Government of Japan
0.10%, 12/20/26 - 12/20/27, JPY	457,000	3,052
1.90%, 03/20/31, JPY	133,000	976
0.50%, 03/20/38, JPY	94,500	579
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	2,300	562
Commonwealth of Australia
2.75%, 04/21/24, AUD	320	204
1.00%, 12/21/30, AUD (b)	610	313
1.50%, 06/21/31, AUD	1,670	875
Departamento Administrativo De La Presidencia De La Republica
3.25%, 04/22/32	800	575
5.00%, 06/15/45	600	393
4.13%, 05/15/51	2,900	1,612
Estado Espanol
0.60%, 10/31/29, EUR	1,000	887
0.50%, 04/30/30, EUR (b)	1,170	1,014

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Gobierno Federal de los Estados Unidos Mexicanos
5.00%, 03/06/25, MXN	6,300	335
3.75%, 01/11/28	7,475	6,893
2.66%, 05/24/31	400	314
7.75%, 05/29/31, MXN	6,900	350
7.50%, 05/26/33, MXN	12,700	620
4.40%, 02/12/52	500	346
6.34%, 05/04/53	2,800	2,549
Gouvernement De France
0.25%, 11/25/26, EUR (b)	605	583
1.00%, 05/25/27, EUR (b)	305	299
0.50%, 05/25/29, EUR (b)	300	274
1.50%, 05/25/31, EUR (b)	400	374
2.00%, 11/25/32, EUR (b)	970	916
Government of Canada
1.50%, 06/01/31, CAD	1,200	734
Government of the Republic of Panama
4.30%, 04/29/53	900	593
4.50%, 04/01/56	500	331
3.87%, 07/23/60	2,000	1,160
Ireland, Government of
1.00%, 05/15/26, EUR (b)	710	710
1.10%, 05/15/29, EUR (b)	300	284
New Zealand Parliament
1.50%, 05/15/31, NZD	1,840	842
Presidencia de la Republica de Chile
3.10%, 01/22/61 (d)	2,500	1,420
Presidencia de la Republica Dominicana
8.63%, 04/20/27 (b)	200	206
Romania, Government of
3.70%, 11/25/24, RON	6,970	1,439
Saudi Arabia, Kingdom of
3.45%, 02/02/61 (b)	2,500	1,523
Service Public Federal Chancellerie Du Premier Ministre
1.00%, 06/22/26, EUR (b)	840	837
0.90%, 06/22/29, EUR (b)	830	775
South Africa, Parliament of
4.30%, 10/12/28	850	734
8.00%, 01/31/30, ZAR	3,580	165
8.88%, 02/28/35, ZAR	20,800	867
The Philippines, Government of
2.95%, 05/05/45	500	318
2.65%, 12/10/45	400	240
		41,844
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	1,847
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.52%, 06/01/24	6	6
Total Government And Agency Obligations (cost $1,425,759)		1,311,509
CORPORATE BONDS AND NOTES 25.1%
Financials 5.9%
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	375	350
6.75%, 04/15/28 (e)	550	531
American Express Company
3.95%, 08/01/25	5,015	4,850
AmWINS Group, Inc.
4.88%, 06/30/29 (e)	360	315
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (e)	110	1
AssuredPartners, Inc.
5.63%, 01/15/29 (e)	400	345
Australia and New Zealand Banking Group Limited
2.57%, 11/25/35 (e)	3,445	2,556
Avation Capital
9.00%, 10/31/26 (e) (f) (g)	327	280
Aviation Capital Group LLC
1.95%, 09/20/26 (e)	3,935	3,436
Avolon Holdings Funding Limited
3.25%, 02/15/27 (e)	3,805	3,389
Banco BBVA Peru
5.25%, 09/22/29 (b)	300	292
Banco Davivienda S A
6.65%, (100, 04/22/31) (e) (h)	650	437
Banco de Credito del Peru
3.13%, 07/01/30 (b)	500	458
3.13%, 07/01/30 (e)	800	733
3.25%, 09/30/31 (b)	300	264
Banco Do Brasil SA
6.25%, (100, 04/15/24) (b) (h)	1,600	1,474
9.00%, (100, 06/18/24) (b) (h)	300	300
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (b)	600	546
Banco Espirito Santo S.A.
0.00%, 05/08/17 - 01/21/29, EUR (b) (i) (j)	6,400	1,759
Banco GNB Sudameris S.A.
7.05%, 04/03/27 (b)	100	94
Banco Industrial S.A.
4.88%, 01/29/31 (b)	800	739
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (b)	200	198
4.00%, 07/08/30 (b)	2,050	1,894
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (b) (h)	750	592
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (b) (h)	400	356
7.50%, (100, 06/27/29) (e) (h)	300	269
7.63%, (100, 01/10/28) (b) (h)	1,000	919
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (b)	1,600	1,320
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.95%, 10/01/28 (b)	800	800
Bancolombia SA
4.63%, 12/18/29	2,100	1,813
Banistmo S.A.
4.25%, 07/31/27 (b)	200	179
Bank Hapoalim Ltd
3.26%, 01/21/32 (k)	1,600	1,365
Bank Leumi Le-Israel B.M.
3.28%, 01/29/31 (b)	1,200	1,072
Bank of America Corporation
3.84%, 04/25/25	1,430	1,409
4.83%, 07/22/26	1,640	1,599
2.57%, 10/20/32	2,005	1,540
2.48%, 09/21/36	6,010	4,381
Bank of Montreal
3.80%, 12/15/32 (k)	4,105	3,559
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (b)	200	193
5.13%, 01/18/33 (b) (d)	1,500	1,287
5.88%, 09/13/34 (b)	500	438
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	2,165	1,339
3.85%, 03/15/52	1,410	1,055
BNP Paribas
3.05%, 01/13/31 (e) (k)	5,130	4,225
BPCE
1.00%, 01/20/26 (e)	2,600	2,326
Brighthouse Financial, Inc.
1.00%, 04/12/24 (e)	990	967
2.00%, 06/28/28 (e)	1,450	1,198
Capital One Financial Corporation
4.99%, 07/24/26	1,180	1,145
CI Financial Corp.
4.10%, 06/15/51	2,235	1,285
Citigroup Inc.
2.01%, 01/25/26	1,085	1,024
3.07%, 02/24/28	1,005	912
Commonwealth Bank of Australia
4.32%, 01/10/48 (e)	1,985	1,384

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (b)	900	876
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00% (b) (h) (i) (j) (l)	1,100	8
DBS Group Holdings Ltd
1.82%, 03/10/31 (b)	1,400	1,266
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (e) (i) (j)	700	158
Ford Motor Credit Company LLC
4.39%, 01/08/26	600	566
4.95%, 05/28/27	400	375
3.63%, 06/17/31	540	433
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (e) (f) (g)	698	664
Global Bank Corporation
5.25%, 04/16/29 (b)	900	823
Global Payments Inc.
4.95%, 08/15/27	2,555	2,455
Hightower Holdings LLC
6.75%, 04/15/29 (e)	315	271
HSBC Holdings PLC
7.05%, (3 Month Term SOFR + 1.64%), 09/12/26 (a) (f) (k)	5,630	5,642
HUB International Limited
7.25%, 06/15/30 (e)	260	259
Icahn Enterprises L.P.
5.25%, 05/15/27	415	365
Inversiones La Construccion S.A.
4.75%, 02/07/32 (b)	900	713
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (b) (h)	200	164
John Deere Capital Corporation
4.70%, 06/10/30	2,345	2,258
JPMorgan Chase & Co.
2.60%, 02/24/26	1,870	1,781
4.85%, 07/25/28	770	742
2.07%, 06/01/29	2,185	1,841
2.52%, 04/22/31	3,725	3,020
2.58%, 04/22/32	2,870	2,264
2.96%, 01/25/33	3,165	2,523
LFS Topco LLC
5.88%, 10/15/26 (e)	340	292
Lloyds Banking Group PLC
3.57%, 11/07/28	5,075	4,536
Macquarie Group Limited
2.87%, 01/14/33 (e)	7,040	5,319
Massachusetts Mutual Life Insurance Company
3.20%, 12/01/61 (e)	2,725	1,537
MetLife, Inc.
5.25%, 01/15/54	2,555	2,283
Morgan Stanley
4.68%, 07/17/26	2,040	1,988
4.21%, 04/20/28	1,925	1,810
2.94%, 01/21/33	770	607
2.48%, 09/16/36	5,920	4,306
Multibank, Inc.
7.75%, 02/03/28 (e)	500	502
National Australia Bank Limited
2.99%, 05/21/31 (e)	3,735	2,900
Nationstar Mortgage Holdings Inc.
5.75%, 11/15/31 (e)	545	452
NatWest Markets PLC
0.80%, 08/12/24 (e)	2,490	2,380
Navient Corporation
5.00%, 03/15/27	290	261
OneMain Finance Corporation
6.88%, 03/15/25	290	288
7.13%, 03/15/26	35	34
5.38%, 11/15/29	240	201
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (b) (k)	400	367
1.83%, 09/10/30 (e) (k)	1,400	1,283
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (e)	610	493
Ryan Specialty, LLC
4.38%, 02/01/30 (e)	555	484
Santander Holdings USA, Inc.
2.49%, 01/06/28	1,225	1,064
6.50%, 03/09/29	1,160	1,132
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (e) (h)	600	532
Synchrony Financial
3.95%, 12/01/27	4,495	3,952
The Bank of Nova Scotia
4.59%, 05/04/37 (k)	5,095	4,222
The Goldman Sachs Group, Inc.
6.80%, (3 Month Term SOFR + 1.43%), 05/15/26 (a) (f)	5,540	5,567
6.13%, (SOFR + 0.82%), 09/10/27 (a)	1,715	1,689
The Toronto-Dominion Bank
4.69%, 09/15/27 (k)	5,005	4,803
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	533	524
Truist Financial Corporation
4.87%, 01/26/29	2,020	1,896
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (b) (h) (i) (j) (l)	3,100	8
United Overseas Bank Limited
1.75%, 03/16/31 (b)	1,500	1,345
2.00%, 10/14/31 (b)	900	798
Wells Fargo & Company
3.20%, 06/17/27	2,235	2,076
4.81%, 07/25/28	2,540	2,422
2.88%, 10/30/30	2,605	2,170
Westpac Banking Corporation
3.02%, 11/18/36	3,370	2,495
Willis North America Inc.
4.50%, 09/15/28	4,880	4,575
		168,252
Utilities 4.3%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (b)	700	517
3.87%, 07/22/31 (b)	1,000	696
Adani Energy Solutions Limited
4.00%, 08/03/26 (b)	500	436
4.25%, 05/21/36 (b)	489	369
AEP Transmission Company, LLC
3.10%, 12/01/26	2,000	1,865
5.40%, 03/15/53	425	395
AES Andres B.V.
5.70%, 05/04/28 (e)	800	717
Ameren Corporation
3.65%, 02/15/26	5,000	4,779
Ameren Illinois Company
4.95%, 06/01/33	1,500	1,420
Boston Gas Company
3.15%, 08/01/27 (e)	5,000	4,495
Calpine Corporation
4.50%, 02/15/28 (e)	585	528
5.13%, 03/15/28 (e)	165	147
4.63%, 02/01/29 (e)	215	180
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (e)	1,750	1,361
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	550	493
Dominion Energy, Inc.
3.38%, 04/01/30	4,500	3,873
DTE Energy Company
4.22%, 11/01/24 (f)	2,465	2,420
4.88%, 06/01/28	4,965	4,799
Duke Energy Corporation
3.15%, 08/15/27	5,000	4,557
4.30%, 03/15/28	710	673
2.85%, 03/15/32	405	332
3.95%, 08/15/47	3,410	2,401
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (e)	5,000	4,481

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Emirates Sembcorp Water & Power Company P.J.S.C.
4.45%, 08/01/35 (e)	1,000	922
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (b)	782	684
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (b)	1,900	1,529
4.38%, 02/15/31 (b)	500	383
Entergy Corporation
2.80%, 06/15/30	1,620	1,345
Eversource Energy
2.90%, 10/01/24	4,000	3,875
Exelon Corporation
3.40%, 04/15/26	5,712	5,411
5.15%, 03/15/28	1,370	1,345
4.10%, 03/15/52	740	534
Fenix Power Peru S.A.
4.32%, 09/20/27 (b)	399	367
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (b)	3,847	3,703
Georgia Power Company
2.20%, 09/15/24	2,800	2,704
3.25%, 03/15/51	6,655	4,232
GNL Quintero S.A
4.63%, 07/31/29 (b)	1,765	1,674
Inkia Energy Limited
5.88%, 11/09/27 (b)	1,300	1,242
ITC Holdings Corp.
3.25%, 06/30/26	3,000	2,817
2.95%, 05/14/30 (e)	1,250	1,038
5.40%, 06/01/33 (e)	750	713
JSW Hydro Energy Limited
4.13%, 05/18/31 (e)	420	349
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (e)	1,851	1,644
Mercury Chile Holdco LLC
6.50%, 01/24/27 (e)	1,300	1,192
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	395	375
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	500	446
5.63%, 08/10/37 (b)	2,300	1,765
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (b)	500	453
Monongahela Power Company
5.40%, 12/15/43 (e)	1,770	1,566
NextEra Energy Capital Holdings, Inc.
4.26%, 09/01/24 (f)	2,235	2,200
3.55%, 05/01/27	5,000	4,653
Northern States Power Company
5.10%, 05/15/53	950	852
NRG Energy, Inc.
2.00%, 12/02/25 (e)	1,640	1,485
3.63%, 02/15/31 (e)	760	577
NSTAR Electric Company
3.20%, 05/15/27	5,000	4,645
Pacific Gas And Electric Company
6.10%, 01/15/29	2,375	2,318
2.50%, 02/01/31	3,345	2,545
San Diego Gas & Electric Company
5.35%, 04/01/53	650	590
Sempra Energy
5.50%, 08/01/33	4,000	3,825
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	2,753
3.25%, 11/01/51	2,060	1,240
Suburban Propane Partners, L.P.
5.00%, 06/01/31 (e)	630	526
The Brooklyn Union Gas Company
4.49%, 03/04/49 (e)	4,355	3,071
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	1,500	1,358
The Southern Company
3.70%, 04/30/30 (k)	2,500	2,217
3.75%, 09/15/51	1,930	1,679
Transelec S.A.
3.88%, 01/12/29 (e)	2,500	2,285
Virginia Electric and Power Company
3.75%, 05/15/27	930	878
Vistra Operations Company LLC
7.75%, 10/15/31 (e)	330	325
		124,264
Energy 2.2%
Aethon United BR LP
8.25%, 02/15/26 (e)	305	302
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (b)	442	405
5.75%, 06/15/33 (e)	1,000	709
5.75%, 06/15/33 (b)	500	354
Antero Midstream Partners LP
5.75%, 03/01/27 (e)	554	528
Antero Resources Corporation
5.38%, 03/01/30 (e)	310	285
Bip-V Chinook
5.50%, 06/15/31 (e)	1,010	895
Blue Racer Midstream, LLC
7.63%, 12/15/25 (e)	30	30
BP Capital Markets America Inc.
4.89%, 09/11/33	2,770	2,595
2.94%, 06/04/51	1,385	847
Callon Petroleum Company
7.50%, 06/15/30 (d) (e)	550	533
Canacol Energy Ltd.
5.75%, 11/24/28 (b)	1,000	809
Cheniere Energy, Inc.
4.63%, 10/15/28	2,825	2,599
Chesapeake Energy Corporation
5.88%, 02/01/29 (e)	615	579
Chord Energy Corporation
6.38%, 06/01/26 (e)	500	491
Civitas Resources, Inc.
8.38%, 07/01/28 (e)	550	560
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	470	393
CNX Resources Corporation
6.00%, 01/15/29 (e)	565	527
Cosan Luxembourg S.A.
7.50%, 06/27/30 (e)	600	597
CSI Compressco LP
7.50%, 04/01/25 (e)	380	370
Ecopetrol S.A.
5.38%, 06/26/26	200	192
5.88%, 05/28/45 - 11/02/51	3,150	2,003
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (b)	900	730
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (b)	541	503
Enable Midstream Partners, LP
4.40%, 03/15/27	1,520	1,441
5.00%, 05/15/44 (f)	2,645	2,074
Enbridge Inc.
3.40%, 08/01/51	2,745	1,696
Energy Transfer LP
4.75%, 01/15/26	2,665	2,592
EQM Midstream Partners, LP
6.50%, 07/01/27 (e)	540	528
4.75%, 01/15/31 (e)	415	357
Exxon Mobil Corporation
4.23%, 03/19/40	2,375	2,017
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	2,129	1,776
2.94%, 09/30/40 (b)	380	293
Geopark Limited
5.50%, 01/17/27 (b)	200	171
Gran Tierra Energy Inc.
7.75%, 05/23/27 (e)	900	778
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (b)	1,100	1,040

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Guara Norte S.a r.l.
5.20%, 06/15/34 (b)	796	679
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (e)	219	219
Halliburton Company
4.85%, 11/15/35	970	872
Hess Infrastructure Partners LP
4.25%, 02/15/30 (e)	645	546
5.50%, 10/15/30 (e)	370	336
Hess Midstream Operations LP
5.13%, 06/15/28 (e)	395	364
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (e)	540	506
5.75%, 02/01/29 (e)	180	163
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	4,330	4,460
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (e)	420	345
Marathon Petroleum Corporation
5.13%, 12/15/26	2,150	2,112
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (b)	725	556
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (e)	120	116
Nabors Industries Ltd.
7.25%, 01/15/26 (e)	340	327
NGL Energy Operating LLC
7.50%, 02/01/26 (e)	400	395
NGL Energy Partners LP
7.50%, 04/15/26	150	144
NGPL PipeCo LLC
3.25%, 07/15/31 (e)	1,090	870
NuStar Logistics, L.P.
6.00%, 06/01/26	750	729
Occidental Petroleum Corporation
6.63%, 09/01/30	2,570	2,601
Oleoducto Central S.A.
4.00%, 07/14/27 (b)	500	446
ONEOK, Inc.
3.40%, 09/01/29	1,335	1,157
Parkland Corporation
4.50%, 10/01/29 (e)	430	370
4.63%, 05/01/30 (e)	300	256
PBF Holding Company LLC
6.00%, 02/15/28	220	207
Permian Resources Operating, LLC
7.00%, 01/15/32 (e)	530	523
Petrobras Global Finance B.V.
6.75%, 06/03/50 (d)	2,000	1,808
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (b)	1,000	701
5.63%, 06/19/47 (b)	600	360
Petroleos Mexicanos
6.75%, 09/21/47	1,000	591
Phillips 66
4.95%, 12/01/27	575	563
Reliance Industries Limited
2.88%, 01/12/32 (b) (d)	250	199
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	1,875	1,819
Sitio Royalties Operating Partnership LP
7.88%, 11/01/28 (e)	110	110
Southwestern Energy Company
4.75%, 02/01/32	420	360
Sunoco LP
6.00%, 04/15/27	225	218
4.50%, 05/15/29	160	140
Tervita Corporation
11.00%, 12/01/25 (e)	246	257
TransCanada PipeLines Limited
4.63%, 03/01/34	3,000	2,612
UEP Penonome II S.A.
6.50%, 10/01/38 (e)	1,497	1,133
Venture Global LNG, Inc.
8.13%, 06/01/28 (e)	365	361
8.38%, 06/01/31 (e)	235	232
Weatherford International Ltd.
6.50%, 09/15/28 (d) (e)	375	375
8.63%, 04/30/30 (e)	475	478
		64,215
Industrials 2.1%
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (b)	400	337
4.20%, 08/04/27 (b)	300	255
4.38%, 07/03/29 (b)	800	638
3.10%, 02/02/31 (b)	500	347
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	360	338
6.38%, 06/15/30 (e)	705	677
Air Canada
3.88%, 08/15/26 (e)	530	481
Air Lease Corporation
1.88%, 08/15/26	1,595	1,417
American Airlines, Inc.
7.25%, 02/15/28 (e)	540	516
5.75%, 04/20/29 (e)	695	646
ARD Finance S.A.
6.50%, 06/30/27 (e) (g)	200	151
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (e)	850	665
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 (e)	500	485
Berry Global, Inc.
1.65%, 01/15/27	1,710	1,470
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (b) (c)	623	434
Bombardier Inc.
7.88%, 04/15/27 (e)	540	527
Builders FirstSource, Inc.
5.00%, 03/01/30 (e)	400	356
4.25%, 02/01/32 (e)	410	336
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54	1,875	1,716
Clean Harbors, Inc.
5.13%, 07/15/29 (e)	135	124
Cornerstone Building Brands, Inc.
6.13%, 01/15/29 (e)	330	251
Corporation De Securite Garda World
4.63%, 02/15/27 (e)	625	571
6.00%, 06/01/29 (e)	355	290
CSX Corporation
3.80%, 11/01/46	6,355	4,632
Eaton Corporation
4.35%, 05/18/28	1,175	1,130
Empresa de Transporte de Pasajeros Metro S.A.
5.00%, 01/25/47 (e)	1,095	912
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	455	405
Fortress Transportation And Infrastructure Investors LLC
5.50%, 05/01/28 (e)	440	399
Griffon Corporation
5.75%, 03/01/28	420	381
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,600	1,522
Jeld-Wen, Inc.
4.88%, 12/15/27 (d) (e)	555	490
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (b)	1,761	1,697
Madison IAQ LLC
4.13%, 06/30/28 (e)	335	289
5.88%, 06/30/29 (e)	325	262
MV24 Capital B.V.
6.75%, 06/01/34 (b)	1,261	1,112
Novelis Corporation
4.75%, 01/30/30 (e)	435	377
Owens Corning
4.40%, 01/30/48	2,575	1,969

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (e)	395	343
Parker-Hannifin Corporation
4.25%, 09/15/27	1,180	1,127
Penske Truck Leasing Co., L.P.
5.75%, 05/24/26 (e)	1,660	1,637
3.40%, 11/15/26 (e)	75	69
4.20%, 04/01/27 (e)	2,455	2,292
Pike Corporation
5.50%, 09/01/28 (e)	610	535
Regal Rexnord Corporation
6.05%, 02/15/26 (e) (l)	1,085	1,067
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (e)	385	333
Ryder System, Inc.
5.65%, 03/01/28	2,590	2,564
Seaspan Corporation
5.50%, 08/01/29 (e)	330	264
Simpar Europe
5.20%, 01/26/31 (b)	200	161
Standard Building Solutions Inc.
4.38%, 07/15/30 (e)	645	534
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (e)	2,650	2,544
3.63%, 04/28/26 (e)	1,973	1,867
The Boeing Company
2.95%, 02/01/30	2,730	2,297
3.75%, 02/01/50	1,620	1,099
Titan Acquisition Limited
7.75%, 04/15/26 (e)	385	377
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	325	299
TMS International Corp.
6.25%, 04/15/29 (e)	220	182
TransDigm Inc.
6.25%, 03/15/26 (e)	605	597
5.50%, 11/15/27	545	512
6.88%, 12/15/30 (e)	880	862
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (e)	355	371
Triton Container International Limited
1.15%, 06/07/24 (e)	1,070	1,027
3.25%, 03/15/32	1,860	1,394
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (e)	715	615
Veralto Corporation
5.35%, 09/18/28 (e)	1,935	1,912
Weir Group PLC(The)
2.20%, 05/13/26 (e)	3,320	2,985
XPO, Inc.
7.13%, 06/01/31 (e)	650	640
		59,111
Health Care 1.9%
1375209 BC Ltd
9.00%, 01/30/28 (e)	87	86
AbbVie Inc.
4.70%, 05/14/45	5,720	4,878
AdaptHealth LLC
5.13%, 03/01/30 (e)	725	564
Amgen Inc.
5.25%, 03/02/30	2,495	2,437
5.75%, 03/02/63	1,910	1,763
Bausch & Lomb Corporation
8.38%, 10/01/28 (e)	650	651
Bausch Health Companies Inc.
6.13%, 02/01/27 (e)	190	119
4.88%, 06/01/28 (e)	505	287
11.00%, 09/30/28 (e)	205	139
14.00%, 10/15/30 (e)	30	18
Becton, Dickinson and Company
4.69%, 02/13/28	2,520	2,442
Catalent Pharma Solutions, Inc.
3.50%, 04/01/30 (d) (e)	225	185
Centene Corporation
2.50%, 03/01/31	4,530	3,476
Community Health Systems, Inc.
6.00%, 01/15/29 (e)	285	231
4.75%, 02/15/31 (e)	395	280
CVS Health Corporation
5.13%, 02/21/30	1,190	1,144
5.30%, 06/01/33	2,755	2,609
5.88%, 06/01/53	2,615	2,417
Elevance Health, Inc.
2.38%, 01/15/25	1,975	1,887
4.55%, 05/15/52	790	638
Encompass Health Corporation
4.50%, 02/01/28	180	164
4.75%, 02/01/30	60	53
4.63%, 04/01/31	475	404
Endo Luxembourg Finance Company I S.a r.l.
0.00%, 04/01/29 (e) (i) (j)	175	128
Fortrea Holdings Inc.
7.50%, 07/01/30 (e)	580	566
Gilead Sciences, Inc.
5.55%, 10/15/53	1,490	1,433
HCA Inc.
5.38%, 02/01/25	3,750	3,714
4.13%, 06/15/29	2,300	2,081
Health Care Service Corporation, A Mutual Legal Reserve Company
3.20%, 06/01/50 (e)	2,095	1,327
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (e)	285	245
Merck & Co., Inc.
4.50%, 05/17/33	1,630	1,525
ModivCare Inc.
5.00%, 10/01/29 (e)	565	405
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (e)	795	687
Organon & Co.
5.13%, 04/30/31 (e)	560	449
Owens & Minor, Inc.
6.63%, 04/01/30 (d) (e)	520	462
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	1,735	1,642
Radiology Partners, Inc.
9.25%, 02/01/28 (e)	145	58
Royalty Pharma PLC
2.15%, 09/02/31	3,430	2,565
3.30%, 09/02/40	3,735	2,446
RP Escrow Issuer LLC
5.25%, 12/15/25 (d) (e)	215	158
Select Medical Corporation
6.25%, 08/15/26 (e)	405	396
Tenet Healthcare Corporation
6.25%, 02/01/27	335	324
6.13%, 10/01/28 - 06/15/30	785	738
UnitedHealth Group Incorporated
5.05%, 04/15/53	3,205	2,864
4.95%, 05/15/62	1,100	945
Viatris Inc.
1.65%, 06/22/25	1,650	1,524
		53,554
Communication Services 1.7%
Acuris Finance
5.00%, 05/01/28 (e)	675	554
Altice Financing S.A.
5.00%, 01/15/28 (e)	245	209
Altice France
6.00%, 02/15/28 (e)	435	215
Altice France Holding S.A.
5.50%, 10/15/29 (e)	470	338
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (d) (e)	135	94
Arches Buyer Inc.
4.25%, 06/01/28 (e)	135	115
AT&T Inc.
2.75%, 06/01/31	5,530	4,427

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
3.50%, 09/15/53	7,573	4,660
Bell Canada inc.
3.65%, 08/15/52	565	377
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (b)	950	837
CCO Holdings, LLC
5.13%, 05/01/27 (e)	545	508
4.75%, 03/01/30 (e)	735	618
4.50%, 08/15/30 (e)	380	312
4.75%, 02/01/32 (e)	385	308
4.25%, 01/15/34 (e)	215	159
Cengage Learning, Inc.
9.50%, 06/15/24 (e)	29	29
Charter Communications Operating, LLC
4.91%, 07/23/25	2,463	2,406
3.50%, 03/01/42	2,790	1,729
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/28 (e)	180	178
7.50%, 06/01/29 (e)	185	142
Comcast Corporation
3.95%, 10/15/25	1,465	1,421
3.40%, 04/01/30	2,910	2,567
Commscope Technologies LLC
5.00%, 03/15/27 (e)	245	142
Commscope, Inc.
4.75%, 09/01/29 (e)	325	239
Consolidated Communications, Inc.
5.00%, 10/01/28 (d) (e)	295	221
CSC Holdings, LLC
6.50%, 02/01/29 (e)	455	377
5.75%, 01/15/30 (e)	505	283
CT Trust
5.13%, 02/03/32 (b)	1,000	786
DIRECTV Financing, LLC
5.88%, 08/15/27 (e)	325	287
DISH DBS Corporation
5.88%, 11/15/24	160	149
5.75%, 12/01/28 (e)	540	415
5.13%, 06/01/29	285	157
Frontier Communications Holdings, LLC
5.88%, 11/01/29	224	164
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	130	118
5.00%, 05/01/28 (e)	260	222
GCI, LLC
4.75%, 10/15/28 (e)	380	329
iHeartCommunications, Inc.
8.38%, 05/01/27 (d)	70	50
5.25%, 08/15/27 (e)	225	178
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	310	275
Level 3 Financing, Inc.
4.25%, 07/01/28 (e)	305	191
10.50%, 05/15/30 (e)	390	392
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (e)	205	202
Lumen Technologies Inc.
4.00%, 02/15/27 (e)	195	126
8.00%, 06/01/36	230	130
Match Group Holdings II, LLC
5.00%, 12/15/27 (e)	570	525
Meta Platforms, Inc.
3.85%, 08/15/32	2,935	2,602
4.45%, 08/15/52	3,150	2,495
Millicom International Cellular SA
6.63%, 10/15/26 (b)	540	510
5.13%, 01/15/28 (b)	360	304
6.25%, 03/25/29 (b) (d)	810	689
MVC Acquisition Corp.
5.75%, 08/01/28 (e)	545	473
NBN Co Limited
1.45%, 05/05/26 (e)	2,100	1,889
Netflix, Inc.
4.88%, 04/15/28	1,340	1,301
Network I2I Limited
3.98%, (100, 03/03/26) (b) (h)	200	182
5.65%, (100, 01/15/25) (b) (h)	700	679
News Corporation
5.13%, 02/15/32 (e)	160	140
Radiate HoldCo, LLC
4.50%, 09/15/26 (e)	135	102
6.50%, 09/15/28 (e)	120	63
Scripps Escrow II, Inc.
3.88%, 01/15/29 (e)	205	154
Sirius XM Radio Inc.
5.50%, 07/01/29 (e)	885	783
4.13%, 07/01/30 (e)	540	432
Telesat Canada
4.88%, 06/01/27 (e)	120	78
6.50%, 10/15/27 (e)	130	67
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	2,080	1,776
T-Mobile USA, Inc.
2.25%, 02/15/26	2,690	2,479
4.75%, 02/01/28	1,150	1,103
3.40%, 10/15/52	3,045	1,896
Townsquare Media, Inc.
6.88%, 02/01/26 (e)	415	390
Verizon Communications Inc.
3.88%, 03/01/52	1,160	815
VTR Comunicaciones SpA
5.13%, 01/15/28 (b)	400	225
VTR Finance N.V.
6.38%, 07/15/28 (b)	700	267
		50,055
Consumer Discretionary 1.7%
Academy, Ltd.
6.00%, 11/15/27 (e)	755	711
Acushnet Company
7.38%, 10/15/28 (e)	90	91
American Axle & Manufacturing, Inc.
5.00%, 10/01/29	210	170
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	595	486
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (e)	470	446
Caesars Entertainment, Inc.
4.63%, 10/15/29 (e)	480	407
7.00%, 02/15/30 (e)	25	24
Carnival Corporation
5.75%, 03/01/27 (e)	670	606
9.88%, 08/01/27 (e)	530	553
7.00%, 08/15/29 (e)	340	335
Clarios Global LP
6.25%, 05/15/26 (e)	132	129
6.75%, 05/15/28 (e)	530	517
Dana Incorporated
5.38%, 11/15/27	120	111
5.63%, 06/15/28 (d)	310	284
4.25%, 09/01/30	95	76
Dealer Tire, LLC
8.00%, 02/01/28 (e)	210	197
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (e)	390	322
EG Global Finance PLC
8.50%, 10/30/25 (e)	568	561
Everi Holdings Inc.
5.00%, 07/15/29 (e)	625	538
Expedia Group, Inc.
5.00%, 02/15/26	1,230	1,205
3.80%, 02/15/28	2,410	2,203
3.25%, 02/15/30	825	697
2.95%, 03/15/31 (l)	304	245
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (e)	330	309
Fertitta Entertainment LLC
6.75%, 01/15/30 (e)	430	350

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Ford Motor Company
3.25%, 02/12/32	1,300	1,000
Full House Resorts, Inc.
8.25%, 02/15/28 (d) (e)	185	162
General Motors Financial Company, Inc.
2.40%, 10/15/28	2,825	2,342
3.10%, 01/12/32	2,910	2,255
Golden Entertainment, Inc.
7.63%, 04/15/26 (e)	315	314
Group 1 Automotive, Inc.
4.00%, 08/15/28 (e)	275	238
Hyundai Capital America
2.65%, 02/10/25 (e)	4,965	4,745
1.80%, 10/15/25 (e)	75	69
Installed Building Products, Inc.
5.75%, 02/01/28 (e)	425	391
Light & Wonder, Inc.
6.63%, 03/01/30 (e)	550	475
Light and Wonder International, Inc.
7.25%, 11/15/29 (e)	245	240
Lions Gate Capital Holdings LLC
5.50%, 04/15/29 (d) (e)	130	86
Lowe`s Companies, Inc.
4.40%, 09/08/25	1,640	1,603
5.63%, 04/15/53	1,635	1,495
LSF9 Atlantis
7.75%, 02/15/26 (e)	375	340
M/I Homes, Inc.
4.95%, 02/01/28	380	343
Macys Retail Holdings
5.88%, 04/01/29 (d) (e)	250	219
Magnum Management Corporation
5.25%, 07/15/29	550	478
Marriott International, Inc.
3.13%, 06/15/26	2,645	2,473
2.75%, 10/15/33 (l)	3,340	2,501
Mattamy Homes Limited
4.63%, 03/01/30 (e)	645	549
McDonald's Corporation
4.45%, 03/01/47	2,685	2,184
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (e)	405	345
Murphy Oil USA, Inc.
4.75%, 09/15/29	335	302
NCL Corporation Ltd.
5.88%, 03/15/26 (e)	165	153
8.38%, 02/01/28 (e)	315	320
PENN Entertainment, Inc.
5.63%, 01/15/27 (e)	180	169
4.13%, 07/01/29 (d) (e)	200	162
PetSmart, Inc.
4.75%, 02/15/28 (e)	830	727
7.75%, 02/15/29 (e)	500	466
Premier Entertainment Sub, LLC
5.63%, 09/01/29 (d) (e)	265	204
5.88%, 09/01/31 (d) (e)	140	104
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 (e)	525	495
7.25%, 01/15/30 (e)	80	79
Sonic Automotive, Inc.
4.63%, 11/15/29 (e)	525	434
SRS Distribution Inc.
4.63%, 07/01/28 (e)	315	272
6.13%, 07/01/29 (e)	290	247
Staples, Inc.
7.50%, 04/15/26 (e)	255	210
10.75%, 04/15/27 (e)	135	79
Station Casinos LLC
4.63%, 12/01/31 (e)	305	246
Superior Plus LP
4.50%, 03/15/29 (e)	615	535
SWF Escrow Issuer Corporation
6.50%, 10/01/29 (e)	180	115
The Gap, Inc.
3.88%, 10/01/31 (e)	385	270
The Goodyear Tire & Rubber Company
5.25%, 07/15/31 (d)	460	378
Univision Communications Inc.
4.50%, 05/01/29 (e)	325	265
7.38%, 06/30/30 (e)	115	105
Upbound Group, Inc.
6.38%, 02/15/29 (e)	170	151
Victoria's Secret & Co.
4.63%, 07/15/29 (d) (e)	325	236
Viking Cruises Limited
5.88%, 09/15/27 (e)	560	511
9.13%, 07/15/31 (e)	480	481
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (e)	2,375	2,370
Wheel Pros, Inc.
6.50%, 05/15/29 (e)	130	44
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (e)	585	525
Yum! Brands, Inc.
4.75%, 01/15/30 (e)	370	332
		47,407
Information Technology 1.5%
Arrow Electronics, Inc.
3.88%, 01/12/28	2,295	2,094
Boxer Parent Company Inc.
7.13%, 10/02/25 (e)	35	35
Broadcom Inc.
3.42%, 04/15/33 (e)	4,650	3,718
3.19%, 11/15/36 (e)	3,550	2,546
Castle United States Holding Corporation
9.50%, 02/15/28 (e)	140	75
Central Parent Inc.
8.00%, 06/15/29 (e)	555	555
Clarivate Science Holdings Corporation
4.88%, 07/01/29 (d) (e)	270	230
Coherent Corp.
5.00%, 12/15/29 (e)	375	325
Fortinet, Inc.
1.00%, 03/15/26	2,602	2,318
Foundry JV Holdco LLC
5.88%, 01/25/34 (e)	1,000	955
Helios Software Holdings, Inc.
4.63%, 05/01/28 (e)	650	562
Hewlett Packard Enterprise Company
5.90%, 10/01/24	2,030	2,028
Intuit Inc.
5.50%, 09/15/53	2,470	2,365
Marvell Technology, Inc.
2.95%, 04/15/31	6,045	4,891
Minerva Merger Sub Inc
6.50%, 02/15/30 (e)	640	534
NetApp, Inc.
1.88%, 06/22/25	2,700	2,524
NXP B.V.
3.88%, 06/18/26	2,430	2,315
Oracle Corporation
6.25%, 11/09/32	1,530	1,547
3.80%, 11/15/37	860	655
3.85%, 04/01/60	3,880	2,463
Renesas Electronics Corporation
2.17%, 11/25/26 (e) (l)	5,285	4,683
Texas Instruments Incorporated
5.00%, 03/14/53	660	598
The Dun & Bradstreet Corporation
5.00%, 12/15/29 (d) (e)	655	565
TSMC Global Limited
1.25%, 04/23/26 (e)	3,115	2,804
Virtusa Corporation
7.13%, 12/15/28 (e)	125	101
Workday, Inc.
3.70%, 04/01/29	2,850	2,583
		44,069

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Consumer Staples 1.3%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (b)	824	621
3.00%, 02/16/31 (e)	549	414
Agrosuper S.A.
4.60%, 01/20/32 (b)	1,000	804
Allied Universal Holdco LLC
6.63%, 07/15/26 (e)	510	484
9.75%, 07/15/27 (e)	340	304
6.00%, 06/01/29 (d) (e)	435	326
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,946	2,489
APi Escrow Corp.
4.75%, 10/15/29 (e)	480	422
BRF S.A.
4.88%, 01/24/30 (b)	400	323
Constellation Brands, Inc.
3.15%, 08/01/29	1,830	1,603
2.88%, 05/01/30	875	735
Cosan Overseas Limited
8.25%, (100, 02/05/24) (b) (h)	1,300	1,295
Coty Inc.
5.00%, 04/15/26 (e)	405	389
6.50%, 04/15/26 (e)	245	244
6.63%, 07/15/30 (e)	610	596
Dollar General Corporation
4.25%, 09/20/24	1,125	1,106
Dollar Tree, Inc.
4.00%, 05/15/25	4,375	4,234
3.38%, 12/01/51	795	471
Energizer Holdings, Inc.
6.50%, 12/31/27 (e)	225	212
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (b)	400	332
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e)	1,060	906
JBS USA Food Company
3.00%, 02/02/29	800	671
Kronos Acquisition Holdings Inc
5.00%, 12/31/26 (e)	320	290
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (e)	345	339
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (b)	1,200	890
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (e)	295	74
Metis Merger Subordinated LLC
6.50%, 05/15/29 (e)	390	329
Minerva Luxembourg S.A.
4.38%, 03/18/31 (b)	900	698
8.88%, 09/13/33 (e)	200	199
NBM US Holdings, Inc.
7.00%, 05/14/26 (b)	200	198
6.63%, 08/06/29 (b)	200	182
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (e)	90	49
PepsiCo, Inc.
3.60%, 02/18/28	1,430	1,353
Performance Food Group, Inc.
4.25%, 08/01/29 (e)	385	333
Philip Morris International Inc.
5.50%, 09/07/30	5,615	5,456
Post Holdings, Inc.
5.50%, 12/15/29 (e)	130	118
4.63%, 04/15/30 (e)	92	79
Primo Water Holdings Inc.
4.38%, 04/30/29 (e)	330	282
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (b) (c)	867	552
SEG Holding, LLC
5.63%, 10/15/28 (e)	630	631
Smithfield Foods, Inc.
4.25%, 02/01/27 (e)	4,490	4,149
Spectrum Brands, Inc.
5.00%, 10/01/29 (e)	360	325
Triton Water Holdings Incorporated
6.25%, 04/01/29 (e)	240	196
U.S. Foods Inc.
4.63%, 06/01/30 (e)	295	256
7.25%, 01/15/32 (e)	1,030	1,029
United Natural Foods, Inc.
6.75%, 10/15/28 (d) (e)	290	221
VT Topco, Inc.
8.50%, 08/15/30 (e)	535	530
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (e)	550	513
		38,252
Materials 1.3%
BHP Billiton Finance (USA) Limited
5.25%, 09/08/30	4,950	4,837
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (b)	550	330
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (b)	1,400	1,379
Cap S.A.
3.90%, 04/27/31 (b)	1,400	1,040
3.90%, 04/27/31 (e)	600	446
CCL Industries Inc.
3.05%, 06/01/30 (e)	2,135	1,770
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (b) (h)	1,900	1,780
9.13%, (100, 03/14/28) (e) (h)	200	208
CF Industries, Inc.
5.38%, 03/15/44	2,970	2,540
CSN Resources S.A.
5.88%, 04/08/32 (b)	1,200	971
CVR Partners, LP
6.13%, 06/15/28 (e)	270	243
EverArc Escrow
5.00%, 10/30/29 (e)	190	152
Freeport-McMoRan Inc.
4.38%, 08/01/28	200	184
5.25%, 09/01/29	300	283
4.63%, 08/01/30	700	631
Glencore Funding LLC
1.63%, 04/27/26 (e)	2,465	2,221
GrafTech Finance Inc.
4.63%, 12/15/28 (e)	200	155
Illuminate Buyer LLC
9.00%, 07/01/28 (e)	410	389
Industrias Penoles, S.A.B. de C.V.
4.15%, 09/12/29 (b)	900	789
JSW Steel Limited
5.05%, 04/05/32 (b)	400	322
MATIV Holdings, Inc.
6.88%, 10/01/26 (e) (k)	355	324
MEGlobal Canada ULC
5.00%, 05/18/25 (b)	800	780
Nexa Resources S.A.
5.38%, 05/04/27 (b)	600	553
Olympus Water US Holding Corporation
4.25%, 10/01/28 (e)	345	281
6.25%, 10/01/29 (d) (e)	200	157
Packaging Corporation of America
3.40%, 12/15/27	2,725	2,511
PT Freeport Indonesia
5.32%, 04/14/32 (e)	400	363
6.20%, 04/14/52 (b)	300	252
PT Indonesia Asahan Aluminium (Persero)
4.75%, 05/15/25 (b)	400	391
Sasol Financing USA LLC
4.38%, 09/18/26	200	177
5.50%, 03/18/31	1,200	937
SunCoke Energy, Inc.
4.88%, 06/30/29 (e)	510	433
The Scotts Miracle-Gro Company
4.50%, 10/15/29	380	311

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Unifrax Escrow Issuer Corporation
5.25%, 09/30/28 (e)	335	239
Unigel Luxembourg SA
8.75%, 10/01/26 (b)	400	139
UPL Corporation Limited
4.50%, 03/08/28 (b)	700	606
4.63%, 06/16/30 (b)	800	646
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (e)	1,300	840
Vedanta Resources Limited
6.13%, 08/09/24 (b)	1,400	889
W. R. Grace Holdings LLC
5.63%, 08/15/29 (e)	360	290
WestRock Company
3.75%, 03/15/25	4,875	4,732
		36,521
Real Estate 1.2%
Agree Limited Partnership
2.60%, 06/15/33	1,445	1,068
Alexandria Real Estate Equities, Inc.
3.00%, 05/18/51	2,400	1,354
5.15%, 04/15/53	465	388
American Tower Corporation
3.38%, 10/15/26	5,000	4,656
5.55%, 07/15/33	1,150	1,094
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (d) (e)	285	198
COPT Defense Properties
2.90%, 12/01/33	2,010	1,409
Crown Castle Inc.
3.65%, 09/01/27	10,195	9,366
Equinix, Inc.
1.80%, 07/15/27	2,850	2,461
2.15%, 07/15/30	2,250	1,761
Host Hotels & Resorts, L.P.
2.90%, 12/15/31 (l)	3,010	2,303
Invitation Homes Operating Partnership LP
5.45%, 08/15/30	3,130	2,976
2.70%, 01/15/34	2,175	1,587
Iron Mountain Incorporated
7.00%, 02/15/29 (e)	460	448
4.50%, 02/15/31 (e)	275	226
Park Intermediate Holdings LLC
4.88%, 05/15/29 (e)	740	629
Sabra Health Care Limited Partnership
3.20%, 12/01/31	500	375
Uniti Group Inc.
10.50%, 02/15/28 (e)	165	162
XHR LP
6.38%, 08/15/25 (e)	280	275
4.88%, 06/01/29 (e)	740	629
		33,365
Total Corporate Bonds And Notes (cost $824,643)		719,065
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 24.5%
AASET 2021-2 Trust
Series 2021-B-2A, 3.54%, 12/15/28 (f)	1,243	985
ABFC 2006-HE1 Trust
Series 2006-A2B-HE1, REMIC, 5.65%, (1 Month Term SOFR + 0.22%), 01/25/37 (a) (f)	2,747	1,402
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.68%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (f)	2,550	1,682
ACHV ABS TRUST 2023-3PL
Series 2023-B-3PL, 7.17%, 08/19/30	5,050	5,054
AIMCO CLO 10 Ltd
Series 2019-DR-10A, 8.51%, (3 Month Term SOFR + 3.16%), 07/22/32 (a)	2,000	1,913
AIMCO CLO Series 2018-A
Series 2018-B-AA, 6.97%, (3 Month Term SOFR + 1.66%), 04/17/31 (a)	2,500	2,468
Series 2018-D-AA, 8.12%, (3 Month Term SOFR + 2.81%), 04/17/31 (a)	1,000	965
Aligned Data Centers Issuer, LLC
Series 2023-A2-1A, 6.00%, 08/15/28	5,250	5,082
Alternative Loan Trust
Series 2006-A5-19CB, REMIC, 6.00%, 08/25/36	3,334	1,904
Alternative Loan Trust 2004-24CB
Series 2005-1A7-6CB, REMIC, 5.50%, 04/25/35	3,499	2,921
Alternative Loan Trust 2005-43
Series 2005-1A2-27, REMIC, 6.03%, (12 Month Treasury Average + 1.40%), 08/25/35 (a)	192	173
Series 2005-A3-32T1, REMIC, 6.25%, (1 Month Term SOFR + 1.11%), 08/25/35 (a)	4,888	2,790
Alternative Loan Trust 2005-45
Series 2005-1A1-59, REMIC, 6.10%, (1 Month Term SOFR + 0.77%), 11/20/35 (a) (f)	3,038	2,671
Series 2005-2A1-J12, REMIC, 5.97%, (1 Month Term SOFR + 0.65%), 11/25/35 (a) (f)	6,048	3,130
Series 2005-1A10-64CB, REMIC, 5.75%, 12/25/35	2,884	2,468
Alternative Loan Trust 2006-25CB
Series 2006-A4-25CB, REMIC, 6.00%, 10/25/36	3,481	1,869
Alternative Loan Trust 2006-9T1
Series 2006-2A4-6CB, REMIC, 5.75%, 05/25/36	5,210	2,024
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.67%, (1 Month Term SOFR + 0.35%), 06/25/36 (a) (f)	5,068	4,571
Alternative Loan Trust 2006-OA12
Series 2006-A1B-OA12, REMIC, 5.82%, (1 Month Term SOFR + 0.30%), 09/20/46 (a) (f)	870	858
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (f)	3,321	2,816
Alternative Loan Trust 2006-OA21
Series 2006-A1-OA21, REMIC, 5.82%, (1 Month Term SOFR + 0.30%), 03/20/47 (a) (f)	2,237	1,839
Alternative Loan Trust 2006-OC3
Series 2006-2A3-OC3, REMIC, 6.01%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (f)	5,561	4,608
Alternative Loan Trust 2007-16CB
Series 2007-1A4-16CB, REMIC, 6.00%, 08/25/37	3,261	2,425
Alternative Loan Trust 2007-9T1
Series 2007-2A3-9T1, REMIC, 6.00%, 05/25/37	5,988	2,764
Alternative Loan Trust 2007-Oa7
Series 2007-A1A-OA7, REMIC, 5.79%, (1 Month Term SOFR + 0.47%), 05/25/47 (a) (f)	144	125
AMSR 2020-SFR5 Trust
Series 2020-E1-SFR5, REMIC, 2.68%, 11/19/25	8,000	7,253
Series 2020-E2-SFR5, REMIC, 2.93%, 11/19/25	10,000	9,078
AMSR Trust
Series 2021-E1-SFR2, REMIC, 2.48%, 08/19/26	3,000	2,595
Series 2021-E2-SFR2, REMIC, 2.58%, 08/19/26	2,500	2,137
Series 2021-F1-SFR2, REMIC, 3.28%, 08/19/26	3,000	2,586
Series 2021-F2-SFR2, REMIC, 3.67%, 08/19/26	2,000	1,735
Apidos CLO XII
Series 2013-DR-12A, 8.17%, (3 Month Term SOFR + 2.86%), 04/15/31 (a)	1,000	932
Argent Securities Inc.
Series 2006-A2C-W2, REMIC, 6.01%, (1 Month Term SOFR + 0.69%), 03/25/36 (a) (f)	10,963	5,785
Argent Securities Trust 2006-M1
Series 2006-A2C-M1, REMIC, 5.73%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (f)	13,526	3,153
Atrium XIII
Series D-13A, 8.31%, (3 Month Term SOFR + 2.96%), 11/21/30 (a)	1,000	963
Babson CLO Ltd 2016-I
Series 2016-DR-1A, 8.66%, (3 Month Term SOFR + 3.31%), 07/23/30 (a)	1,000	959

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Babson CLO Ltd 2018-3A
Series 2018-D-3A, 8.49%, (3 Month Term SOFR + 3.16%), 07/20/29 (a)	500	496
Bain Capital Credit CLO 2023-3, Limited
Series 2023-C-3A, 8.62%, (3 Month Term SOFR + 3.25%), 07/24/36 (a)	1,000	1,001
Bain Capital Credit CLO 2023-4 Ltd
Series 2023-D-4A, 10.39%, (3 Month Term SOFR + 5.00%), 10/21/36 (a)	500	500
BAMLL Commercial Mortgage Securities Trust 2016-ISQR
Series 2016-C-ISQ, REMIC, 3.73%, 08/14/26 (a)	3,125	1,748
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 4.13%, 02/20/35 (a)	239	218
Bank 2019-BNK23
Series 2019-A3-BN23, REMIC, 2.92%, 11/16/29	2,331	1,960
Bank 2020-BNK26
Series 2020-A3-BN26, REMIC, 2.16%, 01/17/30	2,000	1,649
Bank 2021-BNK37
Series 2021-C-BN37, REMIC, 3.21%, 11/18/31 (a)	2,121	1,336
Bank 2021-BNK38
Series 2021-A5-BN38, REMIC, 2.52%, 12/15/31	3,800	2,953
Bank 2022-BNK39
Series 2022-E-BNK39, REMIC, 2.50%, 01/16/32	900	419
Series 2022-AS-BNK39, REMIC, 3.18%, 01/16/32	3,601	2,720
Bank of America Corporation
Series 2005-A1-D, REMIC, 4.65%, 05/25/35 (a)	2,397	2,208
Barings CLO Ltd 2018-I
Series 2018-C-1A, 8.17%, (3 Month Term SOFR + 2.86%), 04/15/31 (a)	1,000	925
Barings CLO Ltd 2019-II
Series 2019-CR-2A, 8.97%, (3 Month Term SOFR + 3.66%), 04/15/36 (a)	500	488
Barings CLO Ltd 2020-I
Series 2020-DR-1A, 8.77%, (3 Month Term SOFR + 3.46%), 10/15/36 (a)	1,000	965
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.76%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (f)	4,330	2,221
BBCMS Mortgage Trust 2019-C3
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	3,281
BBCMS Mortgage Trust 2020-C8
Series 2020-A5-C8, REMIC, 2.04%, 10/18/30	1,275	992
BBCMS Mortgage Trust 2021-C12
Series 2021-A5-C12, REMIC, 2.69%, 11/18/31	3,157	2,500
BBCMS Mortgage Trust 2021-C9
Series 2021-A5-C9, REMIC, 2.30%, 02/18/31	2,916	2,282
BBCMS Mortgage Trust 2022-C17
Series 2022-A5-C17, REMIC, 4.44%, 08/17/32	3,037	2,728
BB-UBS Trust 2012-Show
Interest Only, Series 2012-XB-SHOW, REMIC, 0.28%, 11/07/36 (a)	6,436	11
Interest Only, Series 2012-XA-SHOW, REMIC, 0.73%, 11/07/36 (a)	11,689	62
BCAP LLC 2010-RR11-II Trust
Series 2010-5A3-RR11, REMIC, 4.06%, 03/27/47 (a)	4,496	3,637
BCAP LLC 2011-RR4-II Trust
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	467	186
BCAP LLC 2012-RR1 Trust
Series 2012-6A6-RR1, REMIC, 4.24%, 12/27/46 (a)	72	142
BCAP LLC Trust 2007-AA2
Series 2007-11A-AA2, REMIC, 5.81%, (1 Month Term SOFR + 0.49%), 05/25/47 (a) (f)	1,420	1,403
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.53%, 03/26/37 (a)	59	55
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	3,014	1,481
Bear Stearns ALT-A Trust 2006-3
Series 2005-23A1-4, REMIC, 4.40%, 05/25/35 (a)	91	84
Series 2005-26A1-7, REMIC, 4.41%, 09/25/35 (a)	5,046	2,032
Series 2005-22A1-7, REMIC, 4.60%, 09/25/35 (a)	69	41
Bear Stearns ARM Trust 2004-1
Series 2000-A1-2, REMIC, 2.80%, 11/25/30 (a)	—	—
Series 2002-1A2-11, REMIC, 3.25%, 02/25/33 (a)	1	—
Series 2002-1A1-11, REMIC, 4.48%, 02/25/33 (a)	—	—
Series 2003-6A1-1, REMIC, 4.50%, 04/25/33 (a)	2	2
Series 2003-4A1-8, REMIC, 4.83%, 01/25/34 (a)	33	31
Series 2004-12A5-1, REMIC, 4.18%, 04/25/34 (a)	82	73
Series 2004-2A1-8, REMIC, 4.71%, 11/25/34 (a)	147	135
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-1A1-R6, REMIC, 4.71%, 01/26/36 (a)	160	115
Series 2007-2A1-R6, REMIC, 4.34%, 12/26/46 (a)	132	96
Benchmark 2018-B2 Mortgage Trust
Series 2018-C-B2, REMIC, 4.43%, 02/17/28 (a)	1,997	1,547
Benchmark 2019-B13 Mortgage Trust
Series 2019-A3-B13, REMIC, 2.70%, 08/17/29	1,000	845
Benchmark 2020-B19 Mortgage Trust
Series 2020-A2-B19, REMIC, 1.69%, 09/17/25	2,245	2,004
Series 2020-C-B19, REMIC, 3.21%, 09/17/30	4,109	2,423
Benchmark 2021-B30 Mortgage Trust
Series 2021-A5-B30, REMIC, 2.58%, 11/18/31	1,654	1,291
Benchmark 2021-B31 Mortgage Trust
Series 2021-A5-B31, REMIC, 2.67%, 12/17/31	1,450	1,142
Benchmark 2022-B32 Mortgage Trust
Series 2022-AS-B32, REMIC, 3.53%, 01/16/32 (a)	2,886	2,217
Benchmark 2023-B38 Mortgage Trust
Series 2023-A4-B38, REMIC, 5.52%, 02/17/33	1,650	1,604
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (f)	10,309	10,268
Campbellsville Independent School District
Series 2018-DR-27A, 9.44%, (3 Month Term SOFR + 4.09%), 01/25/35 (a)	2,500	2,350
Canyon Capital CLO 2014-1 Ltd
Series 2014-CR-1A, 8.38%, (3 Month Term SOFR + 3.01%), 01/30/31 (a) (e)	1,134	1,085
Canyon Capital CLO 2016-1 Ltd
Series 2016-DR-1A, 8.37%, (3 Month Term SOFR + 3.06%), 07/15/31 (a)	1,000	979
Canyon Capital CLO 2019-2 Ltd
Series 2019-DR-2A, 8.87%, (3 Month Term SOFR + 3.56%), 10/16/34 (a)	1,000	961
Canyon Capital CLO 2021-2 Ltd
Series 2021-D-1A, 8.67%, (3 Month Term SOFR + 3.36%), 04/17/34 (a)	1,000	975
Canyon CLO 2021-3, Ltd.
Series 2021-D-3A, 8.62%, (3 Month Term SOFR + 3.31%), 07/17/34 (a)	1,000	963
Canyon CLO 2021-4 Ltd
Series 2021-E-4A, 11.87%, (3 Month Term SOFR + 6.56%), 10/16/34 (a)	1,000	944
CARLYLE US CLO 2019-4 LTD
Series 2019-A2R-4A, 7.06%, (3 Month Term SOFR + 1.75%), 04/15/35 (a)	1,000	969
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (f)	3,579	3,239
Cathedral Lake VIII, Ltd.
Series 2021-C-8A, 8.21%, (3 Month Term SOFR + 2.88%), 01/22/35 (a)	1,000	968

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Series 2021-D1-8A, 9.01%, (3 Month Term SOFR + 3.68%), 01/22/35 (a)	1,000	947
C-BASS 2007-CB1 Trust
Series 2007-AF2-CB1, REMIC, 3.20%, 01/25/37 (a) (f)	2,620	737
CF 2019-CF1 Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,092
CFCRE 2016-C6 Mortgage Trust
Series 2016-A2-C6, REMIC, 2.95%, 08/12/26	2,918	2,696
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.87%, 12/25/35 (a)	83	75
ChaseFlex Trust Series 2007-3
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	358	201
CIFC Funding 2018-III Ltd
Series 2018-D-3A, 8.42%, (3 Month Term SOFR + 3.11%), 07/18/31 (a)	500	496
CIFC Funding 2019-III Ltd
Series 2019-CR-3A, 8.62%, (3 Month Term SOFR + 3.31%), 10/16/34 (a)	500	498
Citicorp Mortgage Securities Trust, Series 2007-2
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	639	562
Citigroup Commercial Mortgage Trust 2016-GC36
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	2,223	781
Series 2016-B-GC36, REMIC, 4.90%, 01/12/26 (a)	2,892	2,262
Citigroup Commercial Mortgage Trust 2017-C4
Series 2017-B-C4, REMIC, 4.10%, 10/14/27 (a)	2,000	1,721
Citigroup Commercial Mortgage Trust 2019-GC41
Series 2019-B-GC41, REMIC, 3.20%, 08/10/29	1,762	1,367
Citigroup Commercial Mortgage Trust 2020-555
Series 2020-F-555, REMIC, 3.62%, 12/12/29 (a)	2,584	1,777
Series 2020-G-555, REMIC, 3.62%, 12/12/29 (a)	2,584	1,646
Citigroup Commercial Mortgage Trust 2022-GC48
Series 2022-A5-GC48, REMIC, 4.58%, 05/17/32 (a)	3,000	2,739
Citigroup Mortgage Loan Trust 2007-FS1
Series 2007-1A1-FS1, REMIC, 4.27%, 10/25/37 (a) (f)	1,803	1,636
Citigroup Mortgage Loan Trust 2018-RP1
Series 2018-M3-RP1, REMIC, 3.00%, 09/25/64 (a)	1,500	1,152
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	784	705
Citigroup Mortgage Loan Trust Inc.
Series 2005-A2A-11, REMIC, 7.78%, (1 Year Treasury + 2.40%), 10/25/35 (a)	8	8
Series 2005-1A3A-8, REMIC, 4.02%, 11/25/35 (a)	1,191	1,131
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.55%, (1 Month Term SOFR + 0.17%), 07/25/45 (a) (f)	232	162
COLT 2020-RPL1 Trust
Series 2020-1-RPL, REMIC, 2.88%, 01/25/65	4,257	2,805
COMM 2014-LC17 Mortgage Trust
Series 2014-AM-LC17, REMIC, 4.19%, 09/10/24 (a)	2,200	2,111
COMM 2015-CCRE22 Mortgage Trust
Interest Only, Series 2015-XA-CR22, REMIC, 0.95%, 03/12/48 (a)	91,247	770
COMM 2015-DC1 Mortgage Trust
Series 2015-C-DC1, REMIC, 4.44%, 01/10/25 (a)	200	166
COMM 2017-PANW Mortgage Trust
Series 2017-E-PANW, REMIC, 4.13%, 10/11/24 (a)	5,717	4,725
Cook Park CLO, Ltd.
Series 2018-D-1A, 8.17%, (3 Month Term SOFR + 2.86%), 04/17/30 (a)	2,000	1,853
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-A-P1A, REMIC, 5.82%, 03/25/32 (a)	12	11
CSAIL 2016-C6 Commercial Mortgage Trust
Series 2016-B-C6, REMIC, 3.92%, 04/17/26 (a)	1,097	940
Series 2016-C-C6, REMIC, 5.08%, 04/17/26 (a)	389	319
Series 2016-D-C6, REMIC, 5.08%, 05/15/26 (a)	4,254	2,704
CSAIL 2017-CX10 Commercial Mortgage Trust
Series 2017-C-CX10, REMIC, 4.31%, 11/17/27 (a)	2,360	1,636
CSAIL 2019-C16 Commercial Mortgage Trust
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,120
CSMC 2021-B33
Series 2021-B-B33, REMIC, 3.77%, 10/10/31 (a)	3,495	2,493
Series 2021-C-B33, REMIC, 3.77%, 10/10/31 (a)	1,175	807
CSMC 2022-RPL4 Trust
Series 2022-A1-RPL4, REMIC, 3.90%, 04/25/62 (a)	8,145	7,457
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,284	632
CSMC Series 2010-18R
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (a)	208	193
CSMC Trust 2017-CALI
Series 2017-F-CALI, REMIC, 3.90%, 11/12/24 (a)	5,200	1,041
CWABS, Inc.
Series 2004-M1-3, REMIC, 6.18%, (1 Month Term SOFR + 0.86%), 06/25/34 (a) (f)	24	24
Series 2005-3A2A-HYB9, REMIC, 7.76%, (12 Month Term SOFR + 2.47%), 02/20/36 (a)	12	10
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	1,156	1,079
Series 2004-A2-HYB6, REMIC, 4.79%, 11/21/34 (a)	259	241
Series 2004-A3-22, REMIC, 3.86%, 11/25/34 (a)	95	83
Series 2004-1A1-HYB9, REMIC, 3.86%, 02/20/35 (a)	21	20
Series 2005-1A13-26, REMIC, 5.50%, 11/25/35	3,176	1,922
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	904	448
CyrusOne Data Centers Issuer I LLC
Series 2023-B-1A, 5.45%, 04/20/28	1,944	1,659
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1
Series 2007-A1-OA1, REMIC, 5.58%, (1 Month Term SOFR + 0.26%), 02/25/47 (a)	2,619	1,467
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RAMP1
Series 2006-A6-AR6, REMIC, 5.81%, (1 Month Term SOFR + 0.49%), 02/25/37 (a) (f)	5,431	4,476
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 8.73%, (3 Month Term SOFR + 3.36%), 08/15/31 (a) (e)	1,000	961
Dryden 43 Senior Loan Fund LLC
Series 2016-DR3-43A, REMIC, 8.84%, (3 Month Term SOFR + 3.51%), 04/20/34 (a)	1,000	942
Dryden 57 CLO Ltd
Series 2018-D-57A, 8.18%, (3 Month Term SOFR + 2.81%), 05/15/31 (a)	1,000	923
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 8.57%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	2,000	1,904
Dryden 78 CLO Ltd
Series 2020-B-78A, 7.07%, (3 Month Term SOFR + 1.76%), 04/17/33 (a)	1,000	981
Eaton Vance CLO 2013-1 Ltd
Series 2013-A23R-1A, 7.12%, (3 Month Term SOFR + 1.81%), 01/15/34 (a)	1,000	969
Elevation CLO 2021-14 Ltd
Series 2021-C-14A, 7.89%, (3 Month Term SOFR + 2.56%), 10/20/34 (a)	500	478
Empower CLO 2023-2 Ltd
Series 2023-B-2A, 8.17%, (3 Month Term SOFR + 2.75%), 07/15/36 (a)	500	500
Series 2023-C-2A, 8.82%, (3 Month Term SOFR + 3.40%), 07/15/36 (a)	500	500
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	2,250	2,150

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Series 2021-E-1A, 2.21%, 02/15/28	2,850	2,617
Fillmore Park CLO, Ltd.
Series 2018-D-1A, 8.47%, (3 Month Term SOFR + 3.16%), 07/15/30 (a)	2,500	2,416
First Horizon Alternative Mortgage Securities Trust 2007-FA4
Series 2007-1A10-FA4, REMIC, 6.25%, 08/25/37	8,165	3,257
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2005-2A1-AR4, REMIC, 4.73%, 10/25/35 (a)	231	199
Series 2005-4A1-AR6, REMIC, 4.15%, 02/25/36 (a)	42	38
FMC GMSR Issuer Trust
Series 2021-A-GT2, 3.85%, 10/25/26	3,420	2,815
Galaxy XVIII CLO Ltd
Series 2018-D-28A, 8.57%, (3 Month Term SOFR + 3.26%), 07/15/31 (a)	1,000	980
Gilbert Park CLO, Ltd.
Series 2017-D-1A, 8.52%, (3 Month Term SOFR + 3.21%), 10/15/30 (a)	1,000	982
Series 2017-E-1A, 11.97%, (3 Month Term SOFR + 6.66%), 10/15/30 (a)	2,000	1,782
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	666	593
Goldentree Loan Management US Clo 15 Ltd
Series 2022-DR-15A, 9.80%, (3 Month Term SOFR + 4.40%), 10/20/36 (a)	1,000	1,000
GoldenTree Loan Opportunities XI, Ltd
Series 2015-DR2-11A, 7.97%, (3 Month Term SOFR + 2.66%), 01/21/31 (a) (e)	1,000	997
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	600	477
Greenwood Park CLO, Ltd.
Series 2018-D-1A, 8.07%, (3 Month Term SOFR + 2.76%), 04/15/31 (a)	1,000	916
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.47%, 09/11/26 (a)	2,300	2,193
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-C-RIVR, REMIC, 6.63%, (1 Month Term SOFR + 1.30%), 07/16/35 (a) (f)	1,898	1,231
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.35%, 09/25/35 (a)	88	81
Series 2005-6A1-AR7, REMIC, 4.04%, 11/25/35 (a)	27	23
GS Mortgage Securities Trust 2015-GC32
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,646
GS Mortgage Securities Trust 2016-GS3
Series 2016-WMB-GS3, REMIC, 3.72%, 09/14/26 (a)	9,000	7,272
GSAMP Trust 2006-HE4
Series 2006-A1-HE4, REMIC, 5.71%, (1 Month Term SOFR + 0.39%), 06/25/36 (a) (f)	448	427
GSR Mortgage Loan Trust 2006-OA1
Series 2006-1A1-OA1, REMIC, 5.87%, (1 Month Term SOFR + 0.55%), 08/25/46 (a) (f)	15,461	3,462
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 5.88%, (1 Month Term SOFR + 0.55%), 05/19/35 (a) (f)	30	28
Series 2005-3A1-4, REMIC, 4.19%, 07/19/35 (a)	136	99
Hardee's Funding LLC
Series 2018-A23-1A, 5.71%, 06/20/28	4,750	4,268
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (f)	5,729	5,711
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e) (f)	1,767	1,396
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 5.97%, (1 Month Term SOFR + 0.65%), 12/25/35 (a) (f)	339	335
Series 2006-1A1-HE1, REMIC, 5.71%, (1 Month Term SOFR + 0.39%), 10/25/36 (a) (f)	5,492	1,575
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A3-NC1, REMIC, 5.79%, (1 Month Term SOFR + 0.29%), 04/25/37 (a) (f)	374	224
Imperial Fund Mortgage Trust 2021-NQM4
Series 2021-M1-NQM4, REMIC, 3.45%, 01/25/57 (a)	3,000	1,810
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 5.29%, 01/25/32 (a)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.70%, 08/25/35 (a)	809	599
Series 2005-1A1-AR31, REMIC, 3.38%, 01/25/36 (a)	150	124
Invesco US CLO 2023-3 Ltd
Series 2023-B-3A, 8.08%, (3 Month Term SOFR + 2.65%), 07/15/36 (a)	1,000	1,000
Series 2023-C-3A, 8.58%, (3 Month Term SOFR + 3.15%), 07/15/36 (a)	500	500
J.P. Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
Series 2013-AS-LC11, REMIC, 3.22%, 04/01/46	1,521	1,439
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/08/33 (a)	3,152	1,804
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,547	1,607
J.P. Morgan Mortgage Acquisition Trust 2007-CH1
Series 2007-MV6-CH1, REMIC, 6.26%, (1 Month Term SOFR + 0.94%), 11/25/36 (a) (f)	2,414	2,436
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	53	24
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	28	26
Jersey Mike's Funding, LLC
Series 2019-A2-1A, 4.43%, 02/15/27	2,978	2,706
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	3,663	3,030
JPMBB Commercial Mortgage Securities Trust 2015-C27
Series 2015-C-C27, REMIC, 4.44%, 02/18/25 (a)	3,481	2,872
JPMDB Commercial Mortgage Securities Trust 2017-C7
Interest Only, Series 2017-XA-C7, REMIC, 0.97%, 10/17/50 (a)	86,816	2,100
Katayma CLO I Ltd
Series 2023-D-1A, 10.64%, 10/20/36 (a)	1,000	1,000
LCM 28 Ltd
Series D-28A, 8.54%, (3 Month Term SOFR + 3.21%), 10/21/30 (a)	1,000	841
LCM XIV Limited Partnership
Series DR-14A, 8.34%, (3 Month Term SOFR + 3.01%), 07/21/31 (a) (e)	2,000	1,735
LCM XV LP
Series DR-15A, 9.29%, (3 Month Term SOFR + 3.96%), 07/22/30 (a)	2,750	2,609
LCM XX Limited Partnership
Series DR-20A, 8.39%, (3 Month Term SOFR + 3.06%), 10/20/27 (a)	1,000	1,000
LCM XXI Limited Partnership
Series DR-21A, 8.39%, (3 Month Term SOFR + 3.06%), 04/20/28 (a)	1,000	990
Lehman Mortgage Trust 2006-3
Series 2006-1A1-6, REMIC, 5.93%, (1 Month Term SOFR + 0.61%), 09/25/36 (a)	11,547	3,677
Lehman XS Trust Series 2006-12N
Series 2006-2A1A-12N, REMIC, 5.78%, (1 Month Term SOFR + 0.46%), 08/25/46 (a) (f)	2,507	2,276
Lehman XS Trust, Series 2007-2N
Series 2007-3A3-2N, REMIC, 5.60%, (1 Month Term SOFR + 0.28%), 02/25/37 (a) (f)	3,721	2,795

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
LHome Mortgage Trust 2021-RTL2
Series 2021-A1-RTL2, 2.09%, 06/25/26	3,893	3,819
Long Point Park CLO, Ltd.
Series 2017-C-1A, 7.97%, (3 Month Term SOFR + 2.66%), 01/17/30 (a)	1,000	930
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e) (f)	5,043	4,244
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 8.56%, (3 Month Term SOFR + 3.21%), 10/22/30 (a)	2,000	1,963
Madison Park Funding XLV Ltd
Series 2020-DR-45A, 8.72%, (3 Month Term SOFR + 3.41%), 07/17/34 (a)	1,000	970
Magnetite XIV-R, Limited
Series 2015-D-14RA, 8.42%, (3 Month Term SOFR + 3.11%), 10/20/31 (a)	1,500	1,491
Magnetite XVIII Ltd
Series 2016-DR-18A, 8.33%, (3 Month Term SOFR + 2.96%), 11/15/28 (a)	1,000	989
Magnetite XXIX, Limited
Series 2021-E-29A, 11.32%, (3 Month Term SOFR + 6.01%), 01/17/34 (a)	500	485
Marble Point CLO XI Ltd
Series 2017-B-2A, 7.07%, (3 Month Term SOFR + 1.76%), 12/18/30 (a)	500	487
Marble Point CLO XXI Ltd
Series 2021-D1-3A, 9.07%, (3 Month Term SOFR + 3.76%), 10/17/34 (a)	2,000	1,920
MASTR Asset Backed Securities Trust 2006-AM1
Series 2003-M3-OPT1, 9.56%, (1 Month Term SOFR + 4.24%), 12/25/32 (a) (f)	651	599
MASTR Asset Backed Securities Trust 2007-HE2
Series 2007-A1-HE2, REMIC, 6.58%, (1 Month Term SOFR + 1.26%), 08/25/37 (a) (f)	4,044	3,201
Mastr Asset Backed Securities Trust 2007-WMC1
Series 2007-A2-WMC1, REMIC, 5.53%, (1 Month Term SOFR + 0.16%), 01/25/37 (a) (f)	275	74
MASTR Asset Securitization Trust 2006-2
Series 2006-1A13-2, REMIC, 6.00%, 06/25/36	1,297	767
Series 2006-1A10-2, REMIC, 6.00%, (1 Month USD LIBOR + 1.11%), 06/25/36 (a)	1,103	653
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 6.02%, (1 Month Term SOFR + 0.60%), 10/20/29 (a)	12	12
Merrill Lynch Mortgage Capital Inc.
Series 2005-5A-3, REMIC, 5.93%, (1 Month Term SOFR + 0.61%), 11/25/35 (a) (f)	19	18
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A-A3, REMIC, 4.60%, 05/25/33 (a)	63	58
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (f)	5,674	5,657
Mill City Mortgage Loan Trust 2017-1
Series 2017-B2-1, REMIC, 3.94%, 09/25/30 (a)	8,210	6,652
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 8.29%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	3,663	670
Morgan Stanley Capital I Trust 2020-HR8
Series 2020-A3-HR8, REMIC, 1.79%, 03/15/30	2,000	1,548
Morgan Stanley Capital I Trust 2021-L6
Series 2021-C-L6, REMIC, 3.58%, 07/17/31 (a)	4,713	3,246
Morgan Stanley Mortgage Loan Trust 2007-2AX
Series 2007-2A1-2AX, REMIC, 5.61%, (1 Month Term SOFR + 0.29%), 12/25/36 (a) (f)	10,576	4,017
Morgan Stanley Residential Mortgage Loan Trust 2020-1
Series 2020-A1-RPL1, REMIC, 2.69%, 10/25/60	14,180	13,699
MortgageIT Mortgage Loan Trust 2006-1
Series 2005-A1-5, REMIC, 5.95%, (1 Month Term SOFR + 0.63%), 12/25/35 (a) (f)	707	690
Mosaic Solar Loan Trust 2018-1
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	798	709
Mosaic Solar Loan Trust 2019-2
Series 2019-B-2A, REMIC, 3.28%, 05/20/32	680	570
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	914	768
Series 2020-B-1A, 3.10%, 11/22/32	1,142	975
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,035	835
Mosaic Solar Loans 2017-2 LLC
Series 2017-A-2A, 3.82%, 01/22/30	3,220	2,900
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-AMZ3-2PAC, REMIC, 3.62%, 01/16/25 (a)	1,500	1,132
Navient Private Education Loan Trust 2017-A
Series 2017-B-A, 3.91%, 09/15/25	8,000	7,658
NBC Funding LLC
Series 2021-A2-1, 2.99%, 07/30/26	4,963	4,327
Neuberger Berman CLO XVI-S Ltd.
Series 2017-DR-16SA, 8.47%, (3 Month Term SOFR + 3.16%), 04/17/34 (a)	2,000	1,900
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 8.17%, (3 Month Term SOFR + 2.86%), 01/15/30 (a) (e)	1,000	945
New Residential Mortgage Loan Trust 2020-NQM1
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60 (a)	3,600	3,003
Niagara Park CLO, Ltd.
Series 2019-BR-1A, 7.17%, (3 Month Term SOFR + 1.86%), 07/17/32 (a)	500	494
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2005-3A1-AR4, REMIC, 5.18%, 08/25/35 (a)	69	68
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	2,195	2,060
NRPL Trust 2019-3
Series 2019-A1-3A, REMIC, 3.00%, 07/25/59 (f)	3,915	3,816
Oak Hill Credit Partners X-R Ltd
Series 2014-D1R-10RA, 8.64%, (3 Month Term SOFR + 3.31%), 04/20/34 (a)	2,000	1,991
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (f)	4,650	4,600
Ocean Trails CLO V
Series 2014-DRR-5A, 9.01%, (3 Month Term SOFR + 3.71%), 10/14/31 (a)	1,000	867
Octagon Investment Partners 30, Ltd.
Series 2017-CR-1A, 8.89%, (3 Month Term SOFR + 3.56%), 03/18/30 (a)	2,500	2,375
Octagon Investment Partners 31, LLC
Series 2017-DR-1A, 8.99%, (3 Month Term SOFR + 3.66%), 07/22/30 (a)	1,282	1,246
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 8.34%, (3 Month Term SOFR + 3.01%), 01/21/31 (a) (e)	1,000	927
Series 2017-D-1A, 11.89%, (3 Month Term SOFR + 6.56%), 01/21/31 (a) (e)	1,000	878
Octagon Investment Partners 34 17 1A 144A
Series 2017-D-34, 8.09%, (3 Month Term SOFR + 2.76%), 01/22/30 (a)	1,000	920
Octagon Investment Partners 37 Ltd.
Series 2018-C-2A, 8.46%, (3 Month Term SOFR + 3.11%), 07/25/30 (a)	1,000	935
Octagon Investment Partners 40 Ltd.
Series 2019-DR-1A, 8.94%, (3 Month Term SOFR + 3.61%), 01/20/35 (a)	1,000	936
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 8.57%, (3 Month Term SOFR + 3.26%), 07/17/30 (a)	500	468
Octagon Investment Partners XXI Ltd
Series 2014-A2R3-1A, 7.03%, (3 Month Term SOFR + 1.66%), 02/14/31 (a)	500	485
Octagon Investment Partners XXI, Ltd.
Series 2014-CR3-1A, 8.38%, (3 Month Term SOFR + 3.01%), 02/14/31 (a)	500	474
OHA Credit Funding 1 LTD
Series 2018-D-1A, 8.64%, (3 Month Term SOFR + 3.31%), 10/21/30 (a)	1,000	994

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
OHA Loan Funding 2015-1 Ltd.
Series 2015-DR3-1A, 8.86%, (3 Month Term SOFR + 3.46%), 01/19/37 (a)	1,500	1,477
Option One Mortgage Loan Trust 2005-3
Series 2005-M3-3, REMIC, 6.20%, (1 Month Term SOFR + 0.88%), 08/25/35 (a) (f)	3,610	3,343
Option One Mortgage Loan Trust 2007-6
Series 2007-2A2-6, REMIC, 5.56%, (1 Month Term SOFR + 0.24%), 07/25/37 (a) (f)	645	387
Option One Mortgage Loan Trust 2007-CP1
Series 2007-2A2-CP1, REMIC, 5.55%, (1 Month Term SOFR + 0.23%), 03/25/37 (a) (f)	1,713	1,536
Pagaya AI Debt Selection Trust
Series 2021-NOTE-2, 3.00%, 01/25/29	2,105	2,003
Park Place Securities, Inc.
Series 2005-M4-WCW2, REMIC, 6.41%, (1 Month Term SOFR + 1.09%), 07/25/35 (a) (f)	5,000	3,787
PMT Credit Risk Transfer Trust 2019-2R
Series 2019-A-2R, REMIC, 2.86%, 07/28/27 (a)	1,329	1,326
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 8.31%, (SOFR 30-Day Average + 3.01%), 02/27/24 (a) (f)	1,261	1,255
Prime Mortgage Trust 2005-4
Series 2004-1A2-CL1, REMIC, 5.83%, (1 Month Term SOFR + 0.51%), 02/25/34 (a)	3	3
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,838	4,433
Progress Residential 2019-SFR4 Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	6,775
Progress Residential 2021-SFR1 Trust
Series 2021-F-SFR1, REMIC, 2.76%, 03/19/26	6,600	5,714
Progress Residential 2021-SFR3 Trust
Series 2021-E1-SFR3, REMIC, 2.54%, 05/19/26	12,000	10,520
Progress Residential 2021-SFR6 Trust
Series 2021-E2-SFR6, REMIC, 2.53%, 07/17/26	1,150	989
Series 2021-F-SFR6, REMIC, 3.42%, 07/17/26	2,000	1,742
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a) (f)	1,908	1,785
PRPM, LLC
Series 2020-A1-4, 2.61%, 10/25/23 (f)	3,106	3,027
RALI Series 2007-QS7 Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	2,599	2,000
RASC Series 2006-EMX9 Trust
Series 2006-1A3-EMX9, REMIC, 5.77%, (1 Month Term SOFR + 0.45%), 09/25/36 (a) (f)	941	854
Renaissance Home Equity Loan Trust 2006-1
Series 2006-AF5-1, REMIC, 6.17%, 05/25/36 (f)	3,374	1,633
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-2, REMIC, 5.80%, 08/25/36 (f)	1,983	736
Renew 20172
Series 2017-A-2A, 3.22%, 09/22/53	2,907	2,515
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.04%, 01/25/36 (a)	3,303	2,236
Series 2006-A5-QS1, REMIC, 6.34%, (1 Month Term SOFR + 1.02%), 01/25/36 (a)	4,076	3,072
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (e) (m)	4,000	3,614
Series 2023-B-1A, 5.75%, 09/15/28 (m)	3,000	2,675
RR 4 Ltd
Series 2018-C-4A, 8.52%, (3 Month Term SOFR + 3.21%), 04/15/30 (a) (e)	1,000	943
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,050	1,701
Securitized Asset Backed Receivables LLC Trust 2007-BR2
Series 2007-A2-BR2, REMIC, 5.89%, (1 Month Term SOFR + 0.34%), 02/25/37 (a) (f)	13,193	5,555
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2A-HE1, REMIC, 5.55%, (1 Month Term SOFR + 0.23%), 12/25/36 (a) (f)	217	46
SG Commercial Mortgage Securities Trust 2016-C5
Series 2016-B-C5, REMIC, 3.93%, 06/12/26	2,391	2,029
Interest Only, Series 2016-XA-C5, REMIC, 2.02%, 10/13/48 (a)	25,916	883
SG Mortgage Securities Trust 2006-FRE2
Series 2006-A2D-FRE2, REMIC, 1.62%, (1 Month Term SOFR + 0.57%), 07/25/36 (a) (f)	16,196	2,876
SG Residential Mortgage Trust 2021-1
Series 2021-M1-1, REMIC, 2.50%, 07/25/61 (a)	3,258	1,794
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	1,835	1,521
Signal Rail I LLC
Series 2021-A-1, 2.23%, 08/18/51	1,841	1,531
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 6.17%, (1 Month Term SOFR + 0.83%), 03/15/28 (a) (e)	1,243	1,228
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	1,843	1,819
Sound Point CLO 36 Ltd
Series 2023-B-36A, 8.22%, (3 Month Term SOFR + 2.85%), 07/28/36 (a) (e)	500	500
Series 2023-C-36A, 8.77%, (3 Month Term SOFR + 3.40%), 07/28/36 (a) (e)	500	500
Sound Point CLO IX Ltd
Series 2015-DRRR-2A, 10.09%, (3 Month Term SOFR + 4.76%), 07/20/32 (a)	1,000	858
Sound Point CLO XX Ltd
Series 2018-C-2A, 7.56%, (3 Month Term SOFR + 2.21%), 07/26/31 (a)	500	493
Sound Point CLO XXIII
Series 2019-DR-2A, 8.87%, (3 Month Term SOFR + 3.56%), 07/17/34 (a)	2,000	1,783
Sound Point CLO XXIX Ltd
Series 2021-B1-1A, 7.31%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	1,000	974
Sound Point Clo XXXI Ltd
Series 2021-D-3A, 8.86%, (3 Month Term SOFR + 3.51%), 10/25/34 (a)	1,000	903
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1
Series 2007-A2B-AB1, REMIC, 5.81%, (1 Month Term SOFR + 0.30%), 03/25/37 (a) (f)	6,127	3,131
Sprite 2021-1 Limited
Series 2021-A-1, 3.75%, 10/15/28 (e) (f)	2,333	2,084
SRVM 191 A2 FIX
Series 2019-A2-1A, 3.88%, 10/25/26	3,850	3,522
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	940	823
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-M1-INV1, REMIC, 3.06%, 09/25/49 (a)	6,721	5,948
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 8.17%, (3 Month Term SOFR + 2.86%), 01/15/30 (a)	2,000	1,843
Stichting Babson Euro CLO 2015-1
Series 2015-DR-IA, 8.19%, (3 Month Term SOFR + 2.86%), 01/21/31 (a) (e)	1,280	1,196
Structured Asset Investment Loan Trust 2005-4
Series 2006-A4-1, REMIC, 6.05%, (1 Month Term SOFR + 0.73%), 01/25/36 (a) (f)	1,093	962
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 5.94%, (1 Month Term SOFR + 0.61%), 07/19/35 (a) (f)	83	75
Structured Asset Mortgage Investments II Trust 2007-AR2
Series 2007-2A1-AR2, REMIC, 5.69%, (1 Month Term SOFR + 0.37%), 03/25/37 (a) (f)	272	117
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 6.10%, (1 Month Term SOFR + 0.77%), 09/19/32 (a) (f)	3	3
Structured Asset Securities Corporation Mortgage Loan Trust 2006-BC3
Series 2006-A1-BC3, REMIC, 5.75%, (1 Month Term SOFR + 0.43%), 10/25/36 (a) (f)	3,398	2,274
Sunnova Helios IV Issuer LLC
Series 2020-A-AA, 2.98%, 06/21/27	1,782	1,569

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Sunnova Helios VII Issuer, LLC
Series 2021-C-C, 2.63%, 10/20/28	3,347	2,598
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (e)	2,674	2,226
Sunrun Atlas Issuer 2019-2, LLC
Series 2019-A-2, 3.61%, 11/01/27	2,678	2,359
Symphony CLO XVI, Ltd
Series 2015-DR-16A, 8.62%, (3 Month Term SOFR + 3.31%), 10/15/31 (a)	1,000	952
Symphony CLO XVII Ltd
Series 2016-DR-17A, 8.22%, (3 Month Term SOFR + 2.91%), 04/17/28 (a)	1,000	1,001
Tailwind 2019-1 Limited
Series 2019-A-1, 3.97%, 12/15/26 (f)	2,690	2,386
Thayer Park CLO, Ltd.
Series 2017-CR-1A, 8.39%, (3 Month Term SOFR + 3.06%), 04/20/34 (a)	1,000	931
THL Credit Wind River 2014-2 CLO Ltd
Series 2014-DR-2A, 8.47%, (3 Month Term SOFR + 3.16%), 01/15/31 (a)	1,000	893
Series 2014-ER-2A, 11.32%, (3 Month Term SOFR + 6.01%), 01/15/31 (a)	1,000	758
THL Credit Wind River 2018-1 CLO Ltd.
Series 2018-D-1, 8.47%, (3 Month Term SOFR + 3.16%), 07/15/30 (a)	1,500	1,387
Series 2018-E-1, 11.07%, (3 Month Term SOFR + 5.76%), 07/15/30 (a)	500	434
THL Credit Wind River CLO Ltd.
Series 2016-BR-2A, 7.43%, (3 Month Term SOFR + 2.06%), 11/03/31 (a)	1,000	985
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (e) (f)	3,202	2,931
TierPoint Issuer LLC
Series 2023-A2-1A, 6.00%, 06/25/26	5,000	4,724
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,950	3,239
Trimaran CAVU 2021-3, Ltd.
Series 2021-D-3A, 9.35%, (3 Month Term SOFR + 4.04%), 01/18/35 (a)	4,500	4,306
Trinity Rail Leasing 2018 LLC
Series 2020-A-1A, 1.96%, 10/17/50	2,420	2,113
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 6.65%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (f)	2,659	2,596
U.S. Auto Funding Trust 2021-1
Series 2021-C-1A, 2.20%, 05/15/26	6,000	5,836
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	12	12
UBS Commercial Mortgage Trust 2017-C4
Series 2017-A3-C4, REMIC, 3.30%, 08/17/27	478	435
Series 2017-C-C4, REMIC, 4.69%, 10/15/27 (a)	3,298	2,729
UBS Commercial Mortgage Trust 2017-C7
Series 2017-B-C7, REMIC, 4.29%, 01/18/28 (a)	2,000	1,702
UBS Commercial Mortgage Trust 2019-C18
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	2,829
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-C-C5, REMIC, 3.86%, 03/12/46 (a)	4,702	3,988
United Airlines Pass Through Certificates, Series 2016-1
Series 2016-B-1, 3.65%, 01/07/26	661	618
Upstart Pass-Through Trust
Series 2021-A-ST1, 2.75%, 02/20/27	550	533
Upstart Pass-Through Trust Series 2021-St4
Series 2021-A-ST4, 2.00%, 07/20/27	1,747	1,665
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	109	109
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	4,000	3,845
Series 2021-C-4, 3.19%, 09/20/31	5,000	4,469
USQ Rail I LLC
Series 2021-A-1A, 2.25%, 02/28/51	2,207	1,871
Vantage Data Centers Issuer, LLC
Series 2020-A2-2A, 1.99%, 09/15/27	5,000	4,189
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (f)	2,628	2,424
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (f)	3,213	2,985
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (f)	3,385	3,125
Venture XIV CLO Ltd
Series 2013-BRR-14A, 7.20%, (3 Month Term SOFR + 1.81%), 08/28/29 (a)	1,000	992
Venture XVIII CLO, Limited
Series 2014-BR-18A, 7.22%, (3 Month Term SOFR + 1.91%), 10/15/29 (a)	1,000	989
Verus Securitization Trust 2020-1
Series 2020-A3-INV1, REMIC, 3.89%, 03/25/60 (f)	1,863	1,752
Verus Securitization Trust 2021-R2
Series 2021-M1-R2, REMIC, 2.24%, 02/25/64	3,017	2,357
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (a) (f)	6,330	6,234
VOLT XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (f)	992	940
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (f)	672	640
Voya CLO 2014-1, Ltd.
Series 2014-CR2-1A, 8.37%, (3 Month Term SOFR + 3.06%), 04/18/31 (a)	1,000	890
Voya CLO 2018-2 Ltd
Series 2018-D-2A, 8.32%, (3 Month Term SOFR + 3.01%), 07/15/31 (a)	1,000	940
VR Funding LLC
Series 2020-A-1A, 2.79%, 11/15/27	2,664	2,327
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2004-A5-5, REMIC, 6.55%, (1 Month Term SOFR + 1.23%), 09/25/34 (a) (f)	106	105
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2002-1A-AR17, REMIC, 5.83%, (12 Month Treasury Average + 1.20%), 11/25/42 (a)	10	9
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3A-AR18, REMIC, 4.04%, 01/25/36 (a)	162	141
Series 2005-A1A1-AR13, REMIC, 6.01%, (1 Month Term SOFR + 0.69%), 10/25/45 (a) (f)	19	18
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
Series 2007-3A3-HY1, REMIC, 3.70%, 02/25/37 (a)	849	697
Series 2007-4A1-HY1, REMIC, 3.84%, 02/25/37 (a)	84	72
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8 Trust
Series 2006-3A3-AR8, REMIC, 4.34%, 08/25/36 (a)	885	793
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7 Trust
Series 2007-2A3-HY7, REMIC, 3.77%, 07/25/37 (a)	147	126
Washington Mutual Mortgage Pass-Through Certificates Wmalt Series 2006-Ar9 Trust
Series 2006-1A-AR9, REMIC, 5.46%, (12 Month Treasury Average + 0.83%), 11/25/46 (a) (f)	1,290	1,039
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 3.77%, 02/25/31 (a)	—	—
Series 2002-1A-AR9, REMIC, 6.03%, (12 Month Treasury Average + 1.40%), 08/25/42 (a)	18	17
WAVE 2019-1 LLC
Series 2019-A-1, 3.60%, 09/15/27	2,160	1,755
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 6.76%, (3 Month Term SOFR + 1.43%), 07/20/32 (a)	2,000	1,983

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Wells Fargo Alternative Loan 2007-PA6 Trust
Series 2007-A1-PA6, REMIC, 5.23%, 12/25/37 (a)	412	352
Wells Fargo Commercial Mortgage Trust 2016-NXS6
Series 2016-B-NXS6, REMIC, 3.81%, 09/17/26	2,770	2,426
Wells Fargo Commercial Mortgage Trust 2017-C41
Series 2017-B-C41, REMIC, 4.19%, 11/17/27 (a)	1,643	1,344
Wells Fargo Commercial Mortgage Trust 2018-C43
Interest Only, Series 2018-XA-C43, REMIC, 0.74%, 03/17/51 (a)	62,743	1,316
Wells Fargo Commercial Mortgage Trust 2019-C50
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,490
Wells Fargo Commercial Mortgage Trust 2020-C55
Series 2020-B-C55, REMIC, 3.14%, 02/15/30	1,034	749
Wells Fargo Commercial Mortgage Trust 2021-C60
Series 2021-A3-C60, REMIC, 2.06%, 04/15/31	1,611	1,305
Wells Fargo Commercial Mortgage Trust 2021-C61
Series 2021-A3-C61, REMIC, 2.41%, 10/17/31	1,000	785
Wells Fargo Mortgage Backed Securities 2007-15 Trust
Series 2007-A1-15, REMIC, 6.00%, 11/25/37	2,341	1,918
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-D-C23, REMIC, 4.15%, 10/17/57 (a)	1,947	1,292
WFRBS Commercial Mortgage Trust 2014-C25
Series 2014-B-C25, REMIC, 4.24%, 11/18/24 (a)	2,050	1,946
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (f)	4,053	3,343
Wind River 2014-1 CLO Ltd.
Series 2014-DRR-1A, 8.57%, (3 Month Term SOFR + 3.26%), 07/18/31 (a)	1,000	881
Wind River 2018-2 CLO Ltd.
Series 2018-D-2A, 8.57%, (3 Month Term SOFR + 3.26%), 07/15/30 (a)	2,000	1,757
Total Non-U.S. Government Agency Asset-Backed Securities (cost $821,338)		701,523
SENIOR FLOATING RATE INSTRUMENTS 3.6%
Industrials 1.1%
Access CIG, LLC
2023 Term Loan, 10.33%, (1 Month Term SOFR + 5.00%), 08/15/28 (a)	565	557
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 06/17/28 (a) (n)	145	143
2021 1st Lien Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 06/17/28 (a)	511	506
Air Canada
2021 Term Loan B, 9.13%, (3 Month Term SOFR + 3.50%), 07/27/28 (a)	267	267
Ali Group North America Corporation
2021 Term Loan B, 7.45%, (1 Month Term SOFR + 2.00%), 10/13/28 (a)	473	472
AlixPartners, LLP
2021 USD Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 02/04/28 (a)	598	598
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	676	652
AllSpring Buyer LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 04/21/28 (a) (n)	260	257
Term Loan B, 8.75%, (3 Month Term SOFR + 3.25%), 04/21/28 (a)	407	402
American Airlines, Inc.
2017 1st Lien Term Loan, 7.00%, (SOFR + 1.75%), 01/29/27 (a)	365	359
2021 Term Loan, 10.34%, (3 Month Term SOFR + 4.75%), 03/10/28 (a)	404	415
APX Group, Inc.
2021 Term Loan B, 8.69%, (1 Month Term SOFR + 3.25%), 07/01/28 (a)	488	487
2021 Term Loan B, 11.75%, (Prime + 3.25%), 07/01/28 (a)	1	1
BCPE Empire Holdings, Inc.
2023 Extended Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 06/23/33 (a)	618	617
Brookfield WEC Holdings Inc.
2021 Term Loan, 8.20%, (1 Month Term SOFR + 2.75%), 08/01/25 (a)	608	607
Brown Group Holding, LLC
Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 12/31/24 (a)	59	58
Castlelake Aviation Limited
Term Loan B, 8.42%, (3 Month Term SOFR + 2.75%), 10/22/26 (a)	635	634
Century DE Buyer LLC
Term Loan, 0.00%, (SOFR + 4.00%), 09/27/30 (a) (n)	90	89
CHG Healthcare Services Inc.
2021 Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 09/22/28 (a)	658	654
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 8.82%, (1 Month Term SOFR + 3.50%), 08/08/26 (a)	1	1
Term Loan B, 9.13%, (1 Month Term SOFR + 3.50%), 08/08/26 (a)	445	431
Columbus McKinnon Corporation
2021 Term Loan B, 8.42%, (SOFR + 2.75%), 04/07/28 (a)	43	43
Conair Holdings, LLC
Term Loan B, 9.29%, (3 Month USD LIBOR + 3.75%), 05/13/28 (a)	107	103
Constant Contact Inc
Term Loan, 9.56%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	241	233
Cornerstone Building Brands, Inc.
2021 Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 04/12/28 (a)	219	214
CQP Holdco LP
2021 Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 05/26/28 (a)	656	655
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 03/05/27 (a) (n)	100	97
2020 USD Term Loan B, 8.99%, (3 Month Term SOFR + 3.75%), 03/05/27 (a)	464	452
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 12/31/24 (a)	462	453
2021 2nd Lien Term Loan, 12.20%, (1 Month Term SOFR + 6.75%), 03/18/29 (a)	80	70
Dynasty Acquisition Co., Inc.
2023 Term Loan B1, 0.00%, (3 Month Term SOFR + 4.00%), 08/16/28 (a) (n)	137	136
2023 Term Loan B2, 0.00%, (3 Month Term SOFR + 4.00%), 08/16/28 (a) (n)	59	58
2023 Term Loan B1, 9.32%, (3 Month Term SOFR + 4.00%), 08/16/28 (a)	220	219
2023 Term Loan B2, 9.32%, (3 Month Term SOFR + 4.00%), 08/16/28 (a)	94	94
EAB Global, Inc.
2021 Term Loan, 8.87%, (3 Month USD LIBOR + 3.50%), 12/31/24 (a)	405	402
Echo Global Logistics, Inc.
Term Loan, 8.93%, (1 Month Term SOFR + 3.50%), 11/09/28 (a)	205	198
Edelman Financial Center, LLC
2018 2nd Lien Term Loan, 12.20%, (1 Month Term SOFR + 6.75%), 06/26/26 (a)	185	184
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 03/15/28 (a)	360	356
Eisner Advisory Group LLC
Term Loan, 10.70%, (1 Month Term SOFR + 5.25%), 12/31/24 (a)	270	269
Element Materials Technology Group US Holdings Inc
2022 USD Delayed Draw Term Loan, 9.59%, (3 Month Term SOFR + 4.25%), 04/12/29 (a)	78	77
2022 USD Term Loan, 9.59%, (3 Month Term SOFR + 4.25%), 04/12/29 (a)	170	167

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Everi Holdings Inc.
2021 Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 12/31/24 (a)	152	151
Fertitta Entertainment, LLC
2022 Term Loan B, 9.33%, (SOFR + 4.00%), 01/13/29 (a) (g)	663	655
First Advantage Holdings, LLC
2021 Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 01/31/27 (a)	438	438
Focus Financial Partners, LLC
2021 Term Loan B4, 7.83%, (1 Month Term SOFR + 2.50%), 12/31/24 (a) (g)	758	755
2023 Term Loan B6, 8.83%, (SOFR + 3.50%), 06/30/28 (a)	85	85
Fortrea Holdings Inc
Term Loan B, 8.99%, (3 Month Term SOFR + 3.75%), 06/12/30 (a)	75	75
Garda World Security Corporation
2021 Term Loan B, 9.75%, (3 Month Term SOFR + 4.25%), 10/30/26 (a)	327	326
2022 Term Loan B, 9.75%, (3 Month Term SOFR + 4.25%), 02/10/29 (a)	282	282
Gates Global LLC
2022 Term Loan B4, 8.83%, (1 Month Term SOFR + 3.50%), 11/09/29 (a)	119	119
GIP Pilot Acquisition Partners LP
Term Loan, 0.00%, (SOFR + 3.00%), 09/15/30 (a) (n)	200	199
GTCR W-2 Merger Sub LLC
Term Loan, 0.00%, (SOFR + 3.00%), 09/21/30 (a) (n)	395	395
HighTower Holdings LLC
2021 Term Loan B, 9.61%, (3 Month Term SOFR + 4.00%), 04/08/26 (a)	415	414
Kenan Advantage Group, Inc.
2021 Term Loan B1, 9.48%, (3 Month Term SOFR + 3.75%), 12/31/24 (a)	610	606
Kestrel Bidco Inc.
Term Loan B, 8.42%, (1 Month Term SOFR + 3.00%), 07/31/26 (a)	390	382
KKR Apple Bidco, LLC
2021 Term Loan, 8.20%, (1 Month Term SOFR + 2.75%), 07/14/28 (a)	290	288
LaserShip, Inc.
2021 Term Loan, 10.13%, (SOFR + 4.50%), 04/30/28 (a)	250	231
2021 2nd Lien Term Loan, 13.13%, (SOFR + 7.50%), 05/07/29 (a)	75	62
LBM Acquisition LLC
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 12/08/27 (a)	417	406
Madison IAQ LLC
Term Loan, 0.00%, (6 Month USD LIBOR + 3.25%), 06/15/28 (a) (n)	170	167
Term Loan, 8.69%, (1 Month Term SOFR + 3.25%), 06/15/28 (a)	489	480
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 9.45%, (1 Month Term SOFR + 4.00%), 11/18/28 (a)	369	300
Mileage Plus Holdings LLC
2020 Term Loan B, 10.80%, (3 Month Term SOFR + 5.25%), 12/31/23 (a)	266	276
Minotaur Acquisition, Inc.
Term Loan B, 10.18%, (1 Month Term SOFR + 4.75%), 02/27/26 (a)	511	508
Mirion Technologies, Inc.
2021 Term Loan, 8.25%, (3 Month Term SOFR + 2.75%), 10/05/28 (a)	356	355
OMNIA Partners LLC
Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 07/19/30 (a)	219	219
Parexel International Corporation
2021 1st Lien Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 08/10/28 (a)	1,094	1,085
Park River Holdings Inc
Term Loan, 8.52%, (6 Month USD LIBOR + 3.25%), 01/20/28 (a)	260	251
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 3.25%), 02/25/28 (a) (n)	610	602
PetVet Care Centers, LLC
2021 Term Loan B3, 0.00%, (1 Month Term SOFR + 3.50%), 02/14/25 (a) (n)	295	293
2021 Term Loan B3, 8.93%, (1 Month Term SOFR + 3.50%), 02/14/25 (a)	372	370
Pike Corporation
2021 Incremental Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 01/15/28 (a)	163	163
PMHC II, Inc.
2022 Term Loan B, 9.70%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	252	238
PUG LLC
USD Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 01/31/27 (a)	614	578
2021 Incremental Term Loan B, 9.68%, (1 Month Term SOFR + 4.25%), 02/13/27 (a)	79	75
Quikrete Holdings, Inc.
2023 Term Loan B, 8.20%, (SOFR + 2.75%), 03/18/29 (a)	244	244
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.08%, (3 Month Term SOFR + 3.75%), 09/16/27 (a)	251	259
SMG US Midco 2, Inc.
2020 Term Loan, 8.13%, (SOFR + 2.50%), 01/23/25 (a)	600	600
Southern Veterinary Partners, LLC
Term Loan, 9.45%, (1 Month Term SOFR + 4.00%), 10/05/27 (a)	644	639
Spin Holdco Inc.
2021 Term Loan, 9.66%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	406	350
Spirit Aerosystems, Inc.
2022 Term Loan, 9.62%, (SOFR + 4.25%), 11/23/27 (a)	159	158
SRS Distribution Inc.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 05/20/28 (a) (n)	45	45
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 05/20/28 (a)	614	607
Star Parent Inc.
Term Loan, 0.00%, (SOFR + 4.00%), 09/19/30 (a) (n)	320	313
Tamko Building Products, LLC
2023 Term Loan, 8.90%, (SOFR + 3.50%), 09/13/30 (a)	230	229
Tecta America Corp.
2021 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 12/31/24 (a) (n)	40	40
2021 Term Loan, 9.45%, (1 Month Term SOFR + 4.00%), 12/31/24 (a)	264	263
Tempo Acquisition LLC
2023 Term Loan B, 8.32%, (1 Month Term SOFR + 3.00%), 08/31/28 (a)	266	266
Tiger Acquisition, LLC
2021 Term Loan, 8.68%, (1 Month Term SOFR + 3.25%), 05/21/28 (a)	239	236
TransDigm, Inc.
2023 Term Loan I, 8.49%, (3 Month Term SOFR + 3.25%), 08/10/28 (a)	736	736
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 14.30%, (1 Month USD LIBOR + 1.50%), 02/28/25 (a) (g)	285	270
United Airlines, Inc.
2021 Term Loan B, 9.18%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	540	541
Verscend Holding Corp.
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 08/27/25 (a)	804	803
Vertical US Newco Inc
Term Loan B, 9.38%, (SOFR + 3.50%), 07/29/27 (a)	540	538
Viad Corp
Initial Term Loan, 10.45%, (SOFR + 5.00%), 12/31/24 (a)	356	348

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
VT Topco, Inc.
2023 Term Loan B, 9.66%, (SOFR + 4.25%), 08/03/30 (a)	165	165
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 9.50%, (3 Month Term SOFR + 4.00%), 07/22/28 (a)	107	105
		32,271
Information Technology 0.6%
Applied Systems, Inc.
2021 2nd Lien Term Loan, 11.99%, (3 Month Term SOFR + 6.75%), 09/19/25 (a)	390	391
2022 Extended 1st Lien Term Loan, 9.74%, (3 Month Term SOFR + 4.50%), 09/19/26 (a)	800	801
Ascend Learning, LLC
2021 Term Loan, 8.92%, (3 Month Term SOFR + 3.50%), 11/18/28 (a)	252	240
2021 Term Loan, 8.93%, (1 Month Term SOFR + 3.50%), 11/18/28 (a)	260	248
2021 2nd Lien Term Loan, 11.18%, (1 Month Term SOFR + 5.75%), 11/18/29 (a)	130	110
Astra Acquisition Corp.
2021 1st Lien Term Loan, 10.70%, (1 Month Term SOFR + 5.25%), 10/20/28 (a)	270	201
2021 2nd Lien Term Loan, 14.32%, (1 Month Term SOFR + 8.88%), 10/22/29 (a)	280	168
Athenahealth Group, Inc.
2022 Term Loan B, 8.57%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	666	653
Banff Merger Sub Inc
2021 USD Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 10/01/25 (a)	408	408
Camelot U.S. Acquisition LLC
2020 Incremental Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 10/30/26 (a)	17	16
Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 10/31/26 (a)	590	590
Castle US Holding Corporation
USD Term Loan B, 9.43%, (3 Month Term SOFR + 3.75%), 02/28/27 (a)	627	490
CDK Global, Inc.
2022 USD Term Loan B, 9.49%, (3 Month Term SOFR + 4.25%), 06/09/29 (a)	348	347
Conservice Midco, LLC
2020 Term Loan B, 9.72%, (SOFR + 4.25%), 05/07/27 (a)	310	310
CoreLogic, Inc.
Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 04/14/28 (a) (n)	135	124
Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	448	413
Cornerstone OnDemand, Inc.
2021 Term Loan, 9.25%, (3 Month Term SOFR + 3.75%), 09/08/26 (a)	244	231
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, 03/15/24 (a) (i) (j)	409	235
DCert Buyer, Inc.
2019 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 07/31/26 (a)	329	327
2021 2nd Lien Term Loan, 12.33%, (1 Month Term SOFR + 7.00%), 02/16/29 (a)	115	107
Dun & Bradstreet Corporation (The)
2022 Incremental Term Loan B2, 8.32%, (1 Month Term SOFR + 3.00%), 01/07/29 (a)	118	118
Endure Digital Inc.
Term Loan, 8.79%, (3 Month USD LIBOR + 3.50%), 01/27/28 (a)	435	422
Energizer Holdings, Inc.
2020 Term Loan, 7.69%, (1 Month Term SOFR + 2.25%), 12/16/27 (a)	244	243
Gainwell Acquisition Corp.
Term Loan B, 9.34%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	574	559
Go Daddy Operating Company, LLC
2022 Term Loan B5, 7.83%, (1 Month Term SOFR + 2.50%), 10/21/29 (a)	104	104
GoTo Group, Inc.
Term Loan B, 10.27%, (SOFR + 4.75%), 08/31/27 (a)	239	158
Grab Holdings Inc
Term Loan B, 9.95%, (1 Month Term SOFR + 4.50%), 01/20/26 (a)	220	221
Helios Software Holdings, Inc.
2023 Term Loan B, 9.60%, (SOFR + 4.25%), 07/13/30 (a)	240	239
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 9.39%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	507	499
Informatica LLC
2021 USD Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 10/13/28 (a)	566	564
ION Trading Finance Limited
2021 USD Term Loan, 10.09%, (3 Month Term SOFR + 4.75%), 03/26/28 (a)	447	440
Iron Mountain, Inc.
2018 Term Loan B, 7.20%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	316	315
Ivanti Software, Inc.
2021 Term Loan B, 9.76%, (SOFR + 4.25%), 11/20/27 (a)	140	120
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.32%, (SOFR + 3.00%), 10/15/27 (a) (g)	281	273
McAfee, LLC
2022 USD Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/03/29 (a)	206	201
2022 USD Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 03/01/29 (a) (n)	240	234
Mitchell International, Inc.
2021 Term Loan B, 9.20%, (1 Month Term SOFR + 3.75%), 10/01/28 (a)	414	407
2021 2nd Lien Term Loan, 11.95%, (1 Month Term SOFR + 6.50%), 10/01/29 (a)	70	64
NCR Corporation
2019 Term Loan, 7.95%, (1 Month Term SOFR + 2.50%), 04/12/25 (a)	613	611
Peraton Corp.
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/22/28 (a)	609	607
PointClickCare Technologies, Inc.
Term Loan B, 8.76%, (3 Month Term SOFR + 3.00%), 12/16/27 (a)	191	190
Polaris Newco LLC
USD Term Loan B, 9.54%, (3 Month USD LIBOR + 4.00%), 06/03/28 (a)	337	322
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 04/26/24 (a)	860	858
Proofpoint, Inc.
1st Lien Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 06/09/28 (a)	661	655
RealPage, Inc
1st Lien Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 02/18/28 (a)	677	669
Sophia, L.P.
2021 Term Loan B, 9.04%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	658	656
Uber Technologies, Inc.
2023 Term Loan B, 8.16%, (3 Month Term SOFR + 2.75%), 02/27/30 (a)	268	268
Ultimate Software Group Inc (The)
Term Loan B, 9.22%, (SOFR + 3.75%), 04/08/26 (a)	222	221
2021 Term Loan, 8.62%, (3 Month Term SOFR + 3.25%), 05/03/26 (a)	223	222
2023 Incremental Term Loan, 10.02%, (3 Month Term SOFR + 4.50%), 05/03/26 (a)	165	165
2021 2nd Lien Term Loan, 10.62%, (3 Month Term SOFR + 5.25%), 05/03/27 (a)	120	120
Ultra Clean Holdings, Inc
2021 Term Loan B, 9.20%, (1 Month Term SOFR + 3.75%), 08/27/25 (a)	181	181
Zayo Group Holdings, Inc.
USD Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	547	445
		17,781

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Communication Services 0.4%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 07/30/28 (a)	657	655
2023 Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 05/09/30 (a)	150	150
Altice France S.A.
2023 USD Term Loan B14, 10.81%, (3 Month Term SOFR + 5.50%), 08/31/28 (a)	284	257
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 8.45%, (SOFR + 3.00%), 03/20/26 (a)	98	79
Bally's Corporation
2021 Term Loan B, 9.10%, (3 Month Term SOFR + 3.25%), 08/05/28 (a)	445	435
Cengage Learning, Inc.
2021 Term Loan B, 10.32%, (3 Month USD LIBOR + 4.75%), 06/29/26 (a)	513	509
CMG Media Corporation
2021 Term Loan, 8.84%, (3 Month Term SOFR + 3.50%), 12/17/26 (a)	293	267
CommScope, Inc.
2019 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 02/07/26 (a)	135	123
Connect Finco Sarl
2021 Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/11/26 (a)	203	198
CSC Holdings, LLC
2019 Term Loan B5, 0.00%, (1 Month Term SOFR + 2.50%), 04/15/27 (a) (n)	415	375
DirecTV Financing, LLC
Term Loan, 10.45%, (1 Month Term SOFR + 5.00%), 07/22/27 (a)	490	478
E.W. Scripps Company (The)
2019 Term Loan B2, 8.01%, (1 Month Term SOFR + 2.56%), 05/01/26 (a)	304	299
Formula One Holdings Limited
Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 01/15/30 (a)	510	510
Getty Images, Inc.
2019 USD Term Loan B, 9.84%, (3 Month Term SOFR + 4.50%), 02/13/26 (a)	266	266
GOGO Intermediate Holdings LLC
Term Loan B, 9.20%, (1 Month Term SOFR + 3.75%), 04/21/28 (a)	703	701
Gray Television, Inc.
2021 Term Loan D, 8.44%, (1 Month Term SOFR + 3.00%), 10/27/28 (a)	331	323
Great Outdoors Group, LLC
2021 Term Loan B1, 9.20%, (1 Month Term SOFR + 3.75%), 02/26/28 (a)	508	506
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 9.45%, (1 Month Term SOFR + 4.00%), 10/08/27 (a)	668	668
iHeartCommunications, Inc.
2020 Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 05/01/26 (a)	315	282
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.77%, (SOFR + 4.25%), 01/25/29 (a)	521	519
Level 3 Financing Inc.
2019 Term Loan B, 7.20%, (1 Month Term SOFR + 1.75%), 03/01/27 (a)	235	222
Lions Gate Capital Holdings LLC
2018 Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 03/20/25 (a)	120	120
NASCAR Holdings, LLC
Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 07/19/26 (a)	66	66
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 10/05/25 (a)	245	236
Radiate Holdco, LLC
2021 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 09/25/26 (a)	265	216
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (i) (j) (m)	33	—
Scientific Games Holdings LP
2022 USD Term Loan B, 8.77%, (3 Month Term SOFR + 3.50%), 02/03/29 (a)	461	458
Scientific Games International, Inc.
2022 USD Term Loan, 8.43%, (1 Month Term SOFR + 3.00%), 04/07/29 (a)	272	271
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 10.23%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	188	168
Sinclair Television Group Inc.
Term Loan B2B, 7.95%, (1 Month Term SOFR + 2.50%), 07/18/26 (a)	187	162
Six Flags Theme Parks, Inc.
2019 Term Loan B, 7.18%, (1 Month Term SOFR + 1.75%), 04/09/26 (a)	278	278
Telesat Canada
Term Loan B5, 8.43%, (3 Month Term SOFR + 2.75%), 11/22/26 (a)	184	134
UFC Holdings, LLC
2021 Term Loan B, 8.37%, (3 Month Term SOFR + 2.75%), 04/29/26 (a)	373	372
Univision Communications Inc.
2022 First Lien Term Loan B, 9.49%, (3 Month Term SOFR + 4.25%), 06/10/29 (a)	303	302
Virgin Media Bristol LLC
2023 USD Term Loan Y, 8.31%, (3 Month Term SOFR + 3.25%), 03/06/31 (a)	645	628
WMG Acquisition Corp.
2021 Term Loan G, 7.57%, (1 Month Term SOFR + 2.13%), 01/13/28 (a)	600	599
Ziggo Financing Partnership
USD Term Loan I, 7.95%, (1 Month Term SOFR + 2.50%), 04/17/28 (a)	270	263
		12,095
Consumer Discretionary 0.4%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 7.73%, (SOFR + 2.25%), 09/12/30 (a)	650	647
American Tire Distributors Holdings, Inc.
2021 Term Loan B, 11.81%, (3 Month Term SOFR + 6.25%), 10/07/28 (a)	286	249
American Trailer World Corp.
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	172	165
Caesars Entertainment Corp
Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 01/25/30 (a)	124	124
Carnival Corporation
2023 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 08/01/27 (a)	125	125
2021 Incremental Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 10/08/28 (a)	566	563
Clarios Global LP
2023 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 04/20/30 (a)	485	484
DexKo Global Inc.
2021 USD Term Loan B, 9.25%, (3 Month Term SOFR + 3.75%), 09/24/28 (a) (g)	290	282
EG America LLC
2018 USD Term Loan, 9.16%, (SOFR + 4.00%), 02/06/25 (a)	210	206
EG Group Limited
2023 USD Incremental Tranche B Term Loan B, 9.41%, (SOFR + 4.25%), 03/12/26 (a)	67	67
2023 USD Incremental Tranche C Term Loan B, 9.41%, (SOFR + 4.25%), 02/07/28 (a)	130	124
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 10/19/27 (a)	254	252
IRB Holding Corp
2022 Term Loan B, 8.43%, (1 Month Term SOFR + 3.00%), 12/15/27 (a) (g)	603	600

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Jo-Ann Stores, Inc.
2021 Term Loan B1, 10.36%, (3 Month Term SOFR + 4.75%), 06/30/28 (a)	495	156
K-Mac Holdings Corp
2021 Term Loan, 8.70%, (1 Month USD LIBOR + 3.25%), 06/23/28 (a)	367	363
Leslie's Poolmart, Inc.
2021 Term Loan B, 8.20%, (1 Month USD LIBOR + 2.75%), 03/02/28 (a)	313	307
PCI Gaming Authority
Term Loan, 7.95%, (1 Month Term SOFR + 2.50%), 05/15/26 (a)	138	137
PENN Entertainment, Inc.
2022 Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 04/13/29 (a)	601	600
PetSmart, Inc.
2021 Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 12/31/24 (a)	817	813
Pilot Travel Centers LLC
2021 Term Loan B, 7.43%, (1 Month Term SOFR + 2.00%), 07/29/28 (a)	597	596
Playa Resorts Holding B.V.
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 11/22/28 (a) (n)	80	80
2022 Term Loan B, 9.58%, (1 Month Term SOFR + 4.25%), 11/22/28 (a)	473	473
Restoration Hardware, Inc.
Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 10/15/28 (a)	212	203
Solis IV BV
USD Term Loan B1, 8.89%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	534	519
Springs Windows Fashions, LLC
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 12/31/24 (a)	460	390
Victoria's Secret & Co.
Term Loan B, 8.90%, (3 Month Term SOFR + 3.25%), 06/30/28 (a)	285	278
Wand NewCo 3, Inc.
2020 Term Loan, 8.18%, (1 Month Term SOFR + 2.75%), 02/05/26 (a)	547	546
Whatabrands LLC
2021 Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 07/21/28 (a)	502	500
		9,849
Health Care 0.3%
ADMI Corp.
2018 Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 04/06/24 (a)	339	333
2021 Incremental Term Loan B3, 9.20%, (1 Month Term SOFR + 3.75%), 12/23/27 (a)	239	223
Air Methods Corporation
2017 Term Loan B, 8.69%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	—	—
2017 Term Loan B, 9.23%, (3 Month USD LIBOR + 3.50%), 04/12/24 (a)	126	37
Aveanna Healthcare, LLC
2021 Term Loan B, 9.27%, (3 Month Term SOFR + 3.75%), 12/31/24 (a)	189	169
2021 2nd Lien Term Loan, 12.57%, (3 Month Term SOFR + 7.00%), 12/08/29 (a)	147	96
Bausch & Lomb Corporation
Term Loan, 8.76%, (3 Month Term SOFR + 3.25%), 05/05/27 (a)	667	647
Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 09/14/28 (a) (n)	240	237
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 0.00%, (SOFR + 2.00%), 05/18/26 (a) (n)	85	83
2021 Term Loan B3, 7.44%, (1 Month Term SOFR + 2.00%), 05/18/26 (a)	1,032	1,006
CNT Holdings I Corp
2020 Term Loan, 8.80%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	503	501
Comet Acquisition, Inc.
Term Loan, 9.13%, (3 Month USD LIBOR + 3.50%), 10/23/25 (a)	124	123
Curium BidCo S.a r.l.
2023 USD Term Loan B, 9.82%, (1 Month Term SOFR + 4.50%), 07/31/29 (a)	400	399
Envision Healthcare Corporation
2022 Second Out Term Loan, 0.00%, (SOFR + 4.25%), 03/31/27 (a) (g) (n)	148	33
2022 Third Out Term Loan, 0.00%, (SOFR + 3.75%), 03/31/27 (a) (g) (n)	361	1
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 7.43%, (1 Month Term SOFR + 2.00%), 11/15/27 (a)	1,110	1,090
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 7.18%, (1 Month Term SOFR + 1.75%), 02/25/28 (a)	356	355
Jazz Financing Lux S.a.r.l.
USD Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 04/22/28 (a)	718	717
Medline Borrower, LP
USD Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 09/30/28 (a)	657	655
Organon & Co
USD Term Loan, 8.44%, (1 Month Term SOFR + 3.00%), 04/07/28 (a)	686	684
Perrigo Investments, LLC
Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 04/05/29 (a) (g)	347	345
Radiology Partners Inc
2018 1st Lien Term Loan B, 10.18%, (1 Month Term SOFR + 4.25%), 06/28/25 (a)	271	203
Select Medical Corporation
2023 Term Loan B1, 8.33%, (1 Month Term SOFR + 3.00%), 03/06/27 (a)	559	557
Sotera Health Holdings, LLC
2021 Term Loan, 8.20%, (1 Month Term SOFR + 2.75%), 12/31/24 (a)	615	609
Team Health Holdings, Inc.
Term Loan, 0.00%, (SOFR + 5.25%), 02/06/24 (a) (n)	145	109
		9,212
Materials 0.3%
Charter NEX US, Inc.
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 12/01/27 (a)	405	401
Graham Packaging Company Inc.
2021 Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 08/04/27 (a)	504	502
Hexion Holdings Corporation
2022 USD Term Loan, 10.03%, (SOFR + 4.50%), 03/02/29 (a)	110	104
Illuminate Buyer, LLC
2021 Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 06/30/27 (a)	658	656
Ineos US Finance LLC
2023 USD Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 02/09/30 (a)	594	588
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 0.00%, (6 Month Term SOFR + 4.72%), 02/04/26 (a) (n)	155	149
Nouryon Finance B.V.
2023 USD Term Loan B, 0.00%, (SOFR + 4.00%), 04/03/28 (a) (n)	155	153
2023 USD Term Loan B, 9.43%, (SOFR + 4.00%), 04/03/28 (a)	229	227
Olympus Water US Holding Corporation
2021 USD Term Loan B, 9.25%, (3 Month Term SOFR + 3.75%), 09/21/28 (a)	434	427
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 0.00%, (3 Month Term SOFR + 3.50%), 11/30/27 (a) (n)	150	149
2020 1st Lien Term Loan, 9.00%, (3 Month Term SOFR + 3.50%), 11/30/27 (a)	508	505
Phoenix Services International, LLC
2023 Exit PIK Term Loan, 11.43%, (1 Month Term SOFR + 11.10%), 06/13/28 (a)	30	28
Polar US Borrower, LLC
2018 1st Lien Term Loan, 9.72%, (3 Month Term SOFR + 4.75%), 08/21/25 (a)	150	120

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
2018 1st Lien Term Loan, 10.15%, (3 Month Term SOFR + 4.75%), 08/21/25 (a)	128	103
PQ Corporation
2021 Term Loan B, 7.97%, (SOFR + 2.50%), 05/26/28 (a)	500	498
Pregis TopCo Corporation
1st Lien Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 07/25/26 (a)	546	545
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 9.44%, (1 Month Term SOFR + 4.00%), 09/22/28 (a)	92	56
2021 1st Lien Term Loan, 9.53%, (3 Month Term SOFR + 4.00%), 09/22/28 (a)	283	171
2021 2nd Lien Term Loan, 12.19%, (1 Month Term SOFR + 6.75%), 09/22/29 (a)	40	12
2021 2nd Lien Term Loan, 12.28%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	40	12
Reynolds Consumer Products LLC
Term Loan, 7.18%, (1 Month Term SOFR + 1.75%), 01/30/27 (a)	153	153
Staples, Inc.
7 Year Term Loan, 10.63%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	363	310
Titan Acquisition Limited
2018 Term Loan B, 8.73%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	660	654
TricorBraun Holdings, Inc.
2021 Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 01/29/28 (a)	388	380
Trident TPI Holdings, Inc.
2021 Term Loan B3, 9.54%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	411	409
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 10.08%, (1 Month Term SOFR + 4.75%), 10/26/26 (a)	50	48
		7,360
Financials 0.2%
Acrisure, LLC
2020 Term Loan B, 8.95%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	398	392
2021 First Lien Term Loan B, 9.70%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	236	235
Alliant Holdings Intermediate, LLC
2023 Term Loan B5, 8.83%, (1 Month Term SOFR + 3.50%), 02/08/27 (a)	323	322
2021 Term Loan B4, 8.93%, (1 Month USD LIBOR + 3.50%), 11/06/27 (a)	265	264
AmWINS Group, Inc.
2021 Term Loan B, 7.70%, (1 Month Term SOFR + 2.25%), 02/16/28 (a)	599	595
AssuredPartners, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 02/13/27 (a) (n)	30	30
2022 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 02/13/27 (a)	182	182
2020 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 02/13/27 (a)	426	425
Asurion LLC
2021 Term Loan B9, 8.79%, (3 Month USD LIBOR + 3.25%), 02/05/28 (a)	623	602
2021 2nd Lien Term Loan B3, 10.70%, (1 Month Term SOFR + 5.25%), 02/05/28 (a)	100	90
2023 Term Loan B11, 9.68%, (1 Month Term SOFR + 4.25%), 08/19/28 (a)	45	44
2021 Second Lien Term Loan B4, 10.70%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	200	177
Chamberlain Group Inc
Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 10/22/28 (a) (n)	340	334
Cross Financial Corp
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 09/15/27 (a)	309	309
Greystone Select Financial LLC
Term Loan B, 10.58%, (3 Month Term SOFR + 5.00%), 12/31/24 (a)	122	120
HUB International Limited
2023 Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 06/08/30 (a)	115	115
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 9.25%, (3 Month Term SOFR + 3.75%), 12/22/26 (a)	315	313
Mavis Tire Express Services Corp.
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 04/13/26 (a)	612	610
OneDigital Borrower LLC
2021 Term Loan, 9.68%, (SOFR + 4.25%), 11/16/27 (a)	602	601
PECF USS Intermediate Holding III Corporation
Term Loan B, 9.70%, (1 Month Term SOFR + 4.25%), 11/04/28 (a)	1	1
Term Loan B, 9.88%, (1 Month Term SOFR + 4.25%), 11/04/28 (a)	255	204
Rent-A-Center, Inc.
2021 First Lien Term Loan B, 8.88%, (SOFR + 3.25%), 02/04/28 (a)	223	222
Starwood Property Trust, Inc.
2021 Term Loan B3, 8.68%, (1 Month Term SOFR + 3.25%), 07/26/26 (a)	155	154
Walker & Dunlop, Inc.
2021 Term Loan, 7.68%, (SOFR + 2.25%), 10/14/28 (a)	192	191
		6,532
Consumer Staples 0.1%
CHG PPC Parent LLC
2021 Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 11/17/28 (a)	504	499
Froneri International Ltd.
2020 USD Term Loan, 7.68%, (1 Month Term SOFR + 2.25%), 01/29/27 (a)	1,087	1,078
H Food Holdings LLC
2018 Term Loan B, 9.27%, (3 Month USD LIBOR + 3.69%), 05/17/25 (a)	306	266
Monogram Food Solutions, LLC
Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 12/31/24 (a)	447	438
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 9.09%, (3 Month Term SOFR + 3.75%), 10/02/26 (a)	514	512
Triton Water Holdings, Inc
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 03/16/28 (a) (n)	65	63
Term Loan, 8.75%, (3 Month Term SOFR + 3.25%), 03/16/28 (a)	604	588
		3,444
Utilities 0.1%
Calpine Corporation
2019 Term Loan B10, 7.45%, (1 Month Term SOFR + 2.00%), 08/02/26 (a)	53	53
Compass Power Generation LLC
2022 Term Loan B2, 9.70%, (1 Month Term SOFR + 4.25%), 03/07/29 (a) (g)	422	420
ExGen Renewables IV, LLC
2020 Term Loan, 8.18%, (3 Month Term SOFR + 2.50%), 12/11/27 (a)	332	330
Foresight Energy LLC
2020 Exit Term Loan A, 13.34%, (3 Month Term SOFR + 8.00%), 06/30/27 (a) (m)	137	130
Pacific Gas And Electric Company
2020 Term Loan B1, 8.45%, (1 Month Term SOFR + 3.00%), 06/18/25 (a)	590	589
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.20%, (1 Month Term SOFR + 1.75%), 12/11/25 (a)	594	594
Waterbridge Midstream Operating LLC
Term Loan B, 11.36%, (SOFR + 5.75%), 06/22/26 (a)	268	268
		2,384
Energy 0.1%
BCP Renaissance Parent LLC
2023 Term Loan B, 0.00%, (SOFR + 3.50%), 09/21/30 (a) (n)	95	95
2023 Term Loan B, 8.74%, (SOFR + 3.50%), 09/21/30 (a)	246	246

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Buckeye Partners, L.P.
2021 Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 11/01/26 (a)	657	656
Freeport LNG Investments, LLLP
Term Loan B, 9.09%, (3 Month Term SOFR + 3.50%), 11/17/28 (a)	361	358
GIP II Blue Holding, L.P
Term Loan B, 9.95%, (1 Month Term SOFR + 4.50%), 09/22/28 (a)	155	155
Oryx Midstream Services Permian Basin LLC
2023 Incremental Term Loan, 8.69%, (SOFR + 3.25%), 10/05/28 (a)	420	420
Par Petroleum, LLC
2023 Term Loan B, 9.77%, (3 Month Term SOFR + 4.25%), 02/14/30 (a)	105	104
Traverse Midstream Partners LLC
2017 Term Loan, 9.22%, (3 Month Term SOFR + 3.75%), 09/22/24 (a)	107	107
		2,141
Real Estate 0.0%
Brand Industrial Services Inc
2023 Term Loan B, 10.87%, (3 Month Term SOFR + 5.50%), 07/25/30 (a)	225	219
Packers Holdings, LLC
2021 Term Loan, 8.67%, (1 Month Term SOFR + 3.25%), 03/04/28 (a)	289	170
		389
Total Senior Floating Rate Instruments (cost $106,108)		103,458
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (i) (m)	—	1
Flame Aggregator LLC (i) (m)	3	14
Intelsat Jackson Holdings, Ltd. (i) (m)	4	111
Total Common Stocks (cost $139)		126
RIGHTS 0.0%
Intelsat Jackson Holdings, Ltd. (i) (m)	—	4
Intelsat Jackson Holdings, Ltd. (i) (m)	—	4
Total Rights (cost $0)		8
WARRANTS 0.0%
Avation PLC (i)	10	6
Total Warrants (cost $0)		6
OTHER EQUITY INTERESTS 0.0%
Gulfport Energy Operating Corporation (i) (o)	510	—
Intelsat Jackson Holdings S.A. (i) (m) (o)	440	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.16% (p) (q)	10,200	10,200
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.26% (p) (q)	7,963	7,963
U.S. Treasury Bill 0.0%
Treasury, United States Department of
5.33%, 01/18/24	590	581
4.87%, 02/22/24	740	724
		1,305
Total Short Term Investments (cost $19,470)		19,468
Total Investments 99.6% (cost $3,197,457)		2,855,163
Other Assets and Liabilities, Net 0.4%		11,505
Total Net Assets 100.0%		2,866,668

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) All or a portion of the security was on loan as of September 30, 2023.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $236,030 and 8.2% of the Fund.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Non-income producing security.

(j) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Convertible security.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) This senior floating rate interest will settle after September 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	131,175	603,988	724,963	2,948	—	—	10,200	0.3
JNL Government Money Market Fund, 5.26% - Class SL	—	617,054	609,091	465	—	—	7,963	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/DoubleLine Core Fixed Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Securities Lending Collateral Fund - Institutional Class	8,025	88,081	96,106	163	—	—	—	—
	139,200	1,309,123	1,430,160	3,576	—	—	18,163	0.6

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/06/23	559	517	—
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	12/12/22	720	696	—
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/01/23	451	436	—
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/04/23	368	369	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	12/17/21	805	621	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	401	337	—
Adani Ports and Special Economic Zone Limited, 4.20%, 08/04/27	07/27/23	259	255	—
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	812	638	—
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	485	347	—
Agrosuper S.A., 4.60%, 01/20/32	04/12/23	837	804	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	07/10/23	403	405	—
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	04/11/22	422	354	—
Assembleia da Republica, 1.95%, 06/15/29	08/22/19	134	108	—
Assembleia da Republica, 0.48%, 10/18/30	12/16/20	821	691	—
Banco BBVA Peru, 5.25%, 09/22/29	12/01/20	307	292	—
Banco de Credito del Peru, 3.13%, 07/01/30	09/02/21	478	458	—
Banco de Credito del Peru, 3.25%, 09/30/31	02/02/23	269	264	—
Banco Do Brasil SA, 6.25% (callable at 100, 04/15/24)	06/14/23	1,457	1,474	0.1
Banco Do Brasil SA, 9.00% (callable at 100, 06/18/24)	12/12/22	299	300	—
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/10/21	580	546	—
Banco Espirito Santo S.A., 0.00%, 05/08/17	07/10/15	5,090	1,264	0.1
Banco Espirito Santo S.A., 0.00%, 01/21/29	12/09/15	1,852	495	—
Banco GNB Sudameris S.A., 7.05%, 04/03/27	06/14/23	92	94	—
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	751	739	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	09/27/23	198	198	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/04/20	1,952	1,894	0.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	632	592	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	401	356	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	11/08/18	979	919	0.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	1,382	1,320	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.95%, 10/01/28	03/15/23	788	800	—
Banistmo S.A., 4.25%, 07/31/27	02/17/23	184	179	—
Bank Leumi Le-Israel B.M., 3.28%, 01/29/31	09/15/22	1,067	1,072	0.1
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.35%, 11/12/29	02/02/23	197	193	—
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/23/22	1,305	1,287	0.1
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	12/21/22	460	438	—
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	438	434	—
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	427	330	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	11/16/22	1,359	1,379	0.1
BRF S.A., 4.88%, 01/24/30	05/19/23	322	323	—
Bundesrepublik Deutschland, 0.00%, 02/15/31	07/21/21	1,683	1,298	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	941	837	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	816	809	—
Cap S.A., 3.90%, 04/27/31	12/13/21	1,253	1,040	0.1
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	08/23/22	1,684	1,780	0.1
Commonwealth of Australia, 1.00%, 12/21/30	01/12/21	467	313	—
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	12/05/22	872	876	—
Cosan Overseas Limited, 8.25% (callable at 100, 02/05/24)	01/26/23	1,297	1,295	0.1
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00%	10/10/18	1,064	8	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	978	971	0.1
CT Trust, 5.13%, 02/03/32	02/15/23	808	786	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	1,365	1,266	0.1
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	05/26/22	805	730	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	778	684	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	558	503	—
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	1,890	1,529	0.1
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	06/04/21	495	383	—
Estado Espanol, 0.50%, 04/30/30	04/14/21	1,185	1,014	0.1
Fenix Power Peru S.A., 4.32%, 09/20/27	02/24/21	409	367	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,147	3,703	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	454	405	—
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	304	332	—
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/20/21	379	293	—
Geopark Limited, 5.50%, 01/17/27	07/06/23	164	171	—
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	820	823	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	1,808	1,674	0.1
Gouvernement De France, 0.25%, 11/25/26	02/04/19	688	583	—
Gouvernement De France, 1.00%, 05/25/27	04/03/18	360	299	—
Gouvernement De France, 0.50%, 05/25/29	06/02/20	347	274	—
Gouvernement De France, 1.50%, 05/25/31	04/12/21	533	374	—
Gouvernement De France, 2.00%, 11/25/32	02/02/23	1,004	916	0.1
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	08/16/18	1,092	1,040	0.1
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	683	679	—
Industrias Penoles, S.A.B. de C.V., 4.15%, 09/12/29	08/09/23	816	789	—
Inkia Energy Limited, 5.88%, 11/09/27	05/23/23	1,249	1,242	0.1
Inversiones La Construccion S.A., 4.75%, 02/07/32	08/31/22	698	713	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	833	710	—
Ireland, Government of, 1.10%, 05/15/29	02/09/23	298	284	—
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	09/25/23	164	164	—
JSW Steel Limited, 5.05%, 04/05/32	08/29/22	323	322	—
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	10/24/17	1,879	1,697	0.1
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	05/31/23	896	890	0.1
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	04/05/22	673	556	—
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	789	780	—
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/25/22	384	375	—
Millicom International Cellular SA, 6.63%, 10/15/26	04/20/23	520	510	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	319	304	—
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	742	689	—
Minejesa Capital B.V., 4.63%, 08/10/30	12/07/20	532	446	—
Minejesa Capital B.V., 5.63%, 08/10/37	03/15/19	2,196	1,765	0.1
Minerva Luxembourg S.A., 4.38%, 03/18/31	05/26/23	707	698	—
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	417	453	—
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	1,164	1,112	0.1
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	192	198	—
NBM US Holdings, Inc., 6.63%, 08/06/29	05/22/23	178	182	—
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	08/02/22	171	182	—
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	01/20/23	684	679	—
Nexa Resources S.A., 5.38%, 05/04/27	06/23/23	566	553	—
Oleoducto Central S.A., 4.00%, 07/14/27	03/31/22	480	446	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	08/19/21	383	367	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	907	701	—
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	477	360	—
Presidencia de la Republica Dominicana, 8.63%, 04/20/27	04/21/23	209	206	—
PT Freeport Indonesia, 6.20%, 04/14/52	08/15/22	287	252	—
PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/25	07/27/23	392	391	—
Reliance Industries Limited, 2.88%, 01/12/32	03/23/22	231	199	—
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	11/30/22	568	552	—
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/24/21	2,356	1,523	0.1
Service Public Federal Chancellerie Du Premier Ministre, 1.00%, 06/22/26	02/04/19	976	837	—
Service Public Federal Chancellerie Du Premier Ministre, 0.90%, 06/22/29	04/22/20	892	775	—
Simpar Europe, 5.20%, 01/26/31	03/31/22	182	161	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	07/17/18	2,854	8	—
Unigel Luxembourg SA, 8.75%, 10/01/26	04/10/23	375	139	—
United Overseas Bank Limited, 1.75%, 03/16/31	02/10/23	1,352	1,345	0.1
United Overseas Bank Limited, 2.00%, 10/14/31	02/21/23	799	798	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	690	606	—
UPL Corporation Limited, 4.63%, 06/16/30	08/11/22	668	646	—
Vedanta Resources Limited, 6.13%, 08/09/24	03/01/19	1,372	889	0.1
VTR Comunicaciones SpA, 5.13%, 01/15/28	05/31/22	341	225	—
VTR Finance N.V., 6.38%, 07/15/28	04/21/22	659	267	—
		97,714	80,259	2.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/DoubleLine Core Fixed Income Fund – Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)
OMNIA Partners LLC - Delayed Draw Term Loan	21	-

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,311,509	—	1,311,509
Corporate Bonds And Notes	—	719,065	—	719,065
Non-U.S. Government Agency Asset-Backed Securities	—	695,234	6,289	701,523
Senior Floating Rate Instruments[1]	—	103,328	130	103,458
Common Stocks	—	—	126	126
Rights	—	—	8	8
Warrants	6	—	—	6
Other Equity Interests	—	—	—	—
Short Term Investments	18,163	1,305	—	19,468
	18,169	2,830,441	6,553	2,855,163

1 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability, if applicable, in the table. See Unfunded Commitments table following the Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 82.7%
Colombia 10.4%
Banco Davivienda S A
6.65%, (100, 04/22/31) (a) (b)	2,950	1,983
Banco GNB Sudameris S.A.
7.05%, 04/03/27 (c)	100	94
7.50%, 04/16/31 (c)	800	653
Bancolombia SA
4.63%, 12/18/29	10,900	9,411
Ecopetrol S.A.
5.38%, 06/26/26	400	384
6.88%, 04/29/30	2,000	1,823
4.63%, 11/02/31	5,150	3,936
5.88%, 05/28/45 - 11/02/51	11,540	7,338
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (c)	9,800	7,888
4.38%, 02/15/31 (c)	4,900	3,755
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	1,274	1,134
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (c)	6,400	6,048
Gran Tierra Energy International Holdings Ltd.
6.25%, 02/15/25 (b)	300	283
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (b)	200	152
Millicom International Cellular SA
6.63%, 10/15/26 (c)	3,690	3,486
5.13%, 01/15/28 (c)	1,170	989
Oleoducto Central S.A.
4.00%, 07/14/27 (c)	9,150	8,153
		57,510
Mexico 8.9%
Alpha Holding, S.A. de C.V
0.00%, 02/10/25 (b) (d) (e)	292	3
Banco Mercantil Del Norte S.A
6.63%, (100, 01/24/32) (a) (c)	1,500	1,183
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.50%, (100, 06/27/29) (a) (c)	1,500	1,334
7.50%, (100, 06/27/29) (a) (b)	530	475
7.63%, (100, 01/10/28) (a) (c)	6,800	6,247
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (c)	7,650	6,309
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.95%, 10/01/28 (c)	2,900	2,900
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (c) (f)	8,000	6,864
5.88%, 09/13/34 (c)	3,400	2,977
Braskem Idesa, S.A.P.I.
6.99%, 02/20/32 (c)	2,900	1,740
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (a) (c)	10,750	10,071
9.13%, (100, 03/14/28) (a) (b)	200	208
Credito Real, S.A.B. De C.V., Sofom, E.N.R.
0.00% (a) (c) (d) (e) (g)	3,200	24
Docuformas, S.A.P.I. de C.V.
0.00%, 07/24/24 (b) (d) (e)	2,400	542
Industrias Penoles, S.A.B. de C.V.
4.15%, 09/12/29 (c)	2,600	2,281
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (c)	1,384	1,314
Petroleos Mexicanos
6.75%, 09/21/47	7,650	4,519
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
0.00%, (100, 01/29/25) (a) (c) (d) (e) (g)	8,350	21
		49,012
Singapore 8.2%
DBS Group Holdings Ltd
1.82%, 03/10/31 (c)	9,186	8,304
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	6,517	5,800
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (c) (h)	7,800	7,150
1.83%, 09/10/30 (b) (h)	3,000	2,750
Rutas 2 And 7 Finance Ltd
0.00%, 09/30/36 (c) (i)	4,664	2,971
Singtel Group Treasury Pte. Ltd.
1.88%, 06/10/30 (c)	2,800	2,245
Temasek Financial (I) Limited
1.00%, 10/06/30 (b)	2,500	1,896
1.63%, 08/02/31 (c)	4,000	3,128
United Overseas Bank Limited
1.75%, 03/16/31 (c)	10,400	9,329
2.00%, 10/14/31 (c)	1,900	1,684
		45,257
Peru 6.9%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (b)	895	874
Banco de Credito del Peru
3.13%, 07/01/30 (c)	6,800	6,232
3.25%, 09/30/31 (c)	1,050	924
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (c)	399	394
4.00%, 07/08/30 (c)	12,590	11,632
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (c)	4,750	4,622
Fenix Power Peru S.A.
4.32%, 09/20/27 (c)	665	611
Inkia Energy Limited
5.88%, 11/09/27 (c)	6,196	5,917
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (c)	858	827
Nexa Resources S.A.
5.38%, 05/04/27 (c)	500	461
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (c)	718	652
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (c)	4,700	3,297
5.63%, 06/19/47 (c)	3,300	1,982
		38,425
India 6.4%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (c)	5,600	4,134
3.87%, 07/22/31 (c)	2,800	1,950
Adani Energy Solutions Limited
4.00%, 08/03/26 (c)	1,200	1,045
4.25%, 05/21/36 (c)	4,482	3,380
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (c)	6,355	4,793
3.00%, 02/16/31 (b)	732	552
Adani Ports and Special Economic Zone Limited
4.00%, 07/30/27 (c)	2,600	2,187
4.38%, 07/03/29 (c)	800	638
3.10%, 02/02/31 (c)	4,700	3,261
3.83%, 02/02/32 (c)	1,900	1,348
JSW Energy Limited
4.13%, 05/18/31 (c)	420	349
JSW Hydro Energy Limited
4.13%, 05/18/31 (b)	1,344	1,116
JSW Steel Limited
5.05%, 04/05/32 (c)	3,300	2,655
Reliance Industries Limited
2.88%, 01/12/32 (c) (f)	2,000	1,592
UPL Corporation Limited
4.50%, 03/08/28 (c)	1,191	1,030
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (b)	2,200	1,421
Vedanta Resources Limited
6.13%, 08/09/24 (c)	6,500	4,127
		35,578

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Netherlands 5.5%
AES Andres B.V.
5.70%, 05/04/28 (b)	5,500	4,931
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (c)	1,500	1,478
8.50%, 01/23/81 (b)	6,000	5,912
JBS USA Food Company
3.00%, 02/02/29	400	335
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (c)	2,450	2,221
MV24 Capital B.V.
6.75%, 06/01/34 (c)	7,309	6,448
Petrobras Global Finance B.V.
6.75%, 06/03/50	6,500	5,875
VTR Finance N.V.
6.38%, 07/15/28 (c)	8,000	3,049
		30,249
Chile 5.1%
AES Andes SA
6.35%, 10/07/79 (c)	4,100	3,844
6.35%, 10/07/79 (b)	2,000	1,884
Agrosuper S.A.
4.60%, 01/20/32 (c)	3,400	2,733
4.60%, 01/20/32 (b)	1,000	804
Cap S.A.
3.90%, 04/27/31 (c)	6,833	5,078
3.90%, 04/27/31 (b)	2,250	1,672
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (i)	700	544
0.00%, 01/25/28 (b) (i)	4,700	3,656
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (c)	1,512	1,323
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (c)	3,562	3,313
Inversiones La Construccion S.A.
4.75%, 02/07/32 (c)	4,100	3,250
		28,101
Luxembourg 4.6%
Cosan Luxembourg S.A.
7.50%, 06/27/30 (b)	2,600	2,589
CSN Resources S.A.
5.88%, 04/08/32 (c)	3,200	2,590
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (c)	5,000	4,056
Guara Norte S.a r.l.
5.20%, 06/15/34 (c)	3,640	3,108
Millicom International Cellular SA
6.25%, 03/25/29 (c)	3,467	2,951
Minerva Luxembourg S.A.
4.38%, 03/18/31 (c)	600	465
4.38%, 03/18/31 (b)	4,600	3,567
8.88%, 09/13/33 (b)	2,000	1,987
Simpar Europe
5.20%, 01/26/31 (c)	4,525	3,645
Unigel Luxembourg SA
8.75%, 10/01/26 (c)	900	312
		25,270
Brazil 4.5%
Banco Do Brasil SA
6.25%, (100, 04/15/24) (a) (c)	6,500	5,989
9.00%, (100, 06/18/24) (a) (c)	2,661	2,664
Banco do Estado do Rio Grande do Sul S/A.
5.38%, 01/28/31 (c)	3,000	2,731
BRF S.A.
4.88%, 01/24/30 (c)	2,500	2,016
Cosan Overseas Limited
8.25%, (100, 02/05/24) (a) (c)	7,900	7,870
Itau Unibanco Holding S.A.
4.63%, (100, 02/27/25) (a) (c)	200	164
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (c)	4,251	3,263
		24,697
Indonesia 4.1%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	3,894	3,460
Minejesa Capital B.V.
4.63%, 08/10/30 (c)	5,000	4,457
5.63%, 08/10/37 (c)	10,600	8,135
PT Freeport Indonesia
5.32%, 04/14/32 (b)	3,400	3,086
6.20%, 04/14/52 (c)	3,300	2,776
PT Indonesia Asahan Aluminium (Persero)
4.75%, 05/15/25 (c)	200	196
5.45%, 05/15/30 (c)	500	467
		22,577
United States of America 2.7%
Freeport-McMoRan Inc.
4.38%, 08/01/28	1,200	1,102
5.25%, 09/01/29	1,500	1,416
4.63%, 08/01/30	4,500	4,054
Mercury Chile Holdco LLC
6.50%, 01/24/27 (b)	1,100	1,009
NBM US Holdings, Inc.
7.00%, 05/14/26 (c)	1,100	1,091
6.63%, 08/06/29 (c)	250	228
Periama Holdings, LLC
5.95%, 04/19/26 (c)	200	190
Sasol Financing USA LLC
4.38%, 09/18/26	1,000	886
5.50%, 03/18/31	6,200	4,840
		14,816
Panama 2.5%
Banistmo S.A.
4.25%, 07/31/27 (c)	3,700	3,303
Global Bank Corporation
5.25%, 04/16/29 (c)	3,750	3,427
Multibank, Inc.
7.75%, 02/03/28 (b)	2,400	2,410
UEP Penonome II S.A.
6.50%, 10/01/38 (c)	1,271	956
6.50%, 10/01/38 (b)	5,082	3,844
		13,940
Israel 2.2%
Bank Hapoalim Ltd
3.26%, 01/21/32 (h)	8,500	7,250
Bank Leumi Le-Israel B.M.
3.28%, 01/29/31 (c)	5,788	5,169
		12,419
Mauritius 1.9%
Network I2I Limited
3.98%, (100, 03/03/26) (a) (c)	3,600	3,273
5.65%, (100, 01/15/25) (a) (c)	1,100	1,067
UPL Corporation Limited
4.63%, 06/16/30 (c)	7,519	6,074
		10,414
Jersey 1.7%
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (b)	7,984	6,658
2.63%, 03/31/36 (c)	2,900	2,244
2.94%, 09/30/40 (c)	950	732
		9,634
Guatemala 1.5%
Banco Industrial S.A.
4.88%, 01/29/31 (c)	3,850	3,558
CT Trust
5.13%, 02/03/32 (c)	5,800	4,557
		8,115
Spain 1.3%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (c)	1,708	1,567
5.75%, 06/15/33 (b)	4,000	2,835
5.75%, 06/15/33 (c)	4,225	2,995
		7,397

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Ireland 1.3%
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	8,000	7,050
Canada 0.9%
Canacol Energy Ltd.
5.75%, 11/24/28 (c)	3,295	2,665
MEGlobal Canada ULC
5.00%, 05/18/25 (c)	1,200	1,171
5.88%, 05/18/30 (b)	1,200	1,190
		5,026
United Kingdom 0.7%
Marfrig Holdings (Europe) B.V.
3.95%, 01/29/31 (c)	5,200	3,855
Paraguay 0.6%
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (c)	200	182
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (c) (i)	1,915	1,333
Frigorifico Concepcion S.A.
7.70%, 07/21/28 (c)	2,374	1,973
		3,488
South Korea 0.5%
Shinhan Financial Group Co., Ltd.
2.88%, (100, 05/12/26) (a) (b)	2,800	2,484
Woori Bank
4.75%, 04/30/24 (c)	500	495
		2,979
Bermuda 0.2%
Digicel Group Holdings Limited
0.00% (a) (b) (d) (e) (h) (j)	859	90
0.00%, 04/01/25 (b) (d) (e) (j)	460	83
Geopark Limited
5.50%, 01/17/27 (c)	800	683
		856
Thailand 0.1%
PTTEP Treasury Center Company Limited
2.59%, 06/10/27 (b)	400	360
2.99%, 01/15/30 (b)	260	224
		584
Total Corporate Bonds And Notes (cost $522,569)		457,249
GOVERNMENT AND AGENCY OBLIGATIONS 14.3%
Mexico 3.6%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	1,000	785
5.00%, 04/27/51	1,400	1,076
4.40%, 02/12/52	6,600	4,570
6.34%, 05/04/53	15,000	13,653
		20,084
Colombia 2.9%
Departamento Administrativo De La Presidencia De La Republica
3.25%, 04/22/32	5,000	3,593
5.00%, 06/15/45	14,800	9,689
4.13%, 05/15/51	4,600	2,557
		15,839
Panama 2.6%
Government of the Republic of Panama
2.25%, 09/29/32	7,000	5,075
4.30%, 04/29/53	400	263
4.50%, 04/01/56	1,500	992
3.87%, 07/23/60	13,700	7,946
		14,276
Saudi Arabia 1.7%
Saudi Arabia, Kingdom of
3.45%, 02/02/61 (c)	15,500	9,441
Chile 1.1%
Presidencia de la Republica de Chile
3.10%, 05/07/41 - 01/22/61	6,000	3,517
3.50%, 01/25/50	4,000	2,638
		6,155
Indonesia 0.7%
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia
3.80%, 06/23/50 (c) (f)	2,000	1,425
The Republic of Indonesia, The Government of
3.70%, 10/30/49 (f)	3,500	2,434
		3,859
South Africa 0.7%
South Africa, Parliament of
4.30%, 10/12/28	4,200	3,628
Philippines 0.5%
The Philippines, Government of
3.70%, 03/01/41	1,000	748
2.95%, 05/05/45	2,200	1,400
2.65%, 12/10/45	1,200	719
		2,867
South Korea 0.5%
The Korea Development Bank
2.00%, 10/25/31	3,500	2,725
Ukraine 0.0%
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 - 09/01/25 (c) (d) (e)	510	172
Total Government And Agency Obligations (cost $113,289)		79,046
OTHER EQUITY INTERESTS 0.0%
United States of America 0.0%
Alpha Holding, S.A. de C.V (b) (d) (k) (l)	310	—
Altaba Inc. (c) (d) (k) (l)	310	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.0%
United States of America 0.0%
New Cotai LLC (d) (k)	—	—
Total Common Stocks (cost $0)		—
SHORT TERM INVESTMENTS 2.9%
Investment Companies 1.7%
JNL Government Money Market Fund - Class I, 5.16% (m) (n)	9,646	9,646
Securities Lending Collateral 1.2%
JNL Government Money Market Fund - Class SL, 5.26% (m) (n)	6,560	6,560
Total Short Term Investments (cost $16,206)		16,206
Total Investments 99.9% (cost $652,064)		552,501
Other Assets and Liabilities, Net 0.1%		569
Total Net Assets 100.0%		553,070

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $66,990 and 12.1% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Non-income producing security.

(e) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) All or a portion of the security was on loan as of September 30, 2023.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(h) Convertible security.

(i) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	—	137,989	128,343	167	—	—	9,646	1.7
JNL Government Money Market Fund, 5.26% - Class SL	—	26,603	20,043	34	—	—	6,560	1.2
JNL Securities Lending Collateral Fund - Institutional Class	2,307	27,696	30,003	124	—	—	—	—
	2,307	192,288	178,389	325	—	—	16,206	2.9

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Electricity Mumbai Limited, 3.95%, 02/12/30	01/06/23	4,421	4,134	0.8
Adani Electricity Mumbai Limited, 3.87%, 07/22/31	12/12/22	1,982	1,950	0.4
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/01/23	1,084	1,045	0.2
Adani Energy Solutions Limited, 4.25%, 05/21/36	08/03/23	3,379	3,380	0.6
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	06/09/21	6,080	4,793	0.9
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	12/14/21	2,586	2,187	0.4
Adani Ports and Special Economic Zone Limited, 4.38%, 07/03/29	05/19/21	812	638	0.1
Adani Ports and Special Economic Zone Limited, 3.10%, 02/02/31	06/02/21	4,367	3,261	0.6
Adani Ports and Special Economic Zone Limited, 3.83%, 02/02/32	04/26/23	1,340	1,348	0.2
AES Andes SA, 6.35%, 10/07/79	11/18/19	4,100	3,844	0.7
Agrosuper S.A., 4.60%, 01/20/32	04/12/23	2,780	2,733	0.5
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	03/29/22	1,578	1,567	0.3
AI Candelaria (Spain), S.L.U, 5.75%, 06/15/33	03/31/22	3,617	2,995	0.5
Altaba Inc. (callable at 104.50, 11/13/23)	09/30/22	—	—	—
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	03/15/23	181	182	—
Banco de Credito del Peru, 3.13%, 07/01/30	12/07/20	6,476	6,232	1.1
Banco de Credito del Peru, 3.25%, 09/30/31	01/31/23	941	924	0.2
Banco Do Brasil SA, 6.25% (callable at 100, 04/15/24)	06/04/18	5,390	5,989	1.1
Banco Do Brasil SA, 9.00% (callable at 100, 06/18/24)	12/09/21	2,691	2,664	0.5
Banco do Estado do Rio Grande do Sul S/A., 5.38%, 01/28/31	05/06/21	2,982	2,731	0.5
Banco GNB Sudameris S.A., 7.05%, 04/03/27	06/14/23	92	94	—
Banco GNB Sudameris S.A., 7.50%, 04/16/31	09/16/22	628	653	0.1
Banco Industrial S.A., 4.88%, 01/29/31	01/18/23	3,611	3,558	0.6
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	09/27/23	396	394	0.1
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	12/01/20	12,203	11,632	2.1
Banco Mercantil Del Norte S.A, 6.63% (callable at 100, 01/24/32)	09/07/22	1,263	1,183	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50% (callable at 100, 06/27/29)	09/25/19	1,504	1,334	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63% (callable at 100, 01/10/28)	07/05/18	6,728	6,247	1.1
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	6,587	6,309	1.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.95%, 10/01/28	03/15/23	2,854	2,900	0.5
Banistmo S.A., 4.25%, 07/31/27	01/18/23	3,428	3,303	0.6
Bank Leumi Le-Israel B.M., 3.28%, 01/29/31	09/27/22	5,123	5,169	0.9
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.13%, 01/18/33	06/22/22	6,978	6,864	1.2
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.88%, 09/13/34	06/22/22	3,044	2,977	0.5
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	08/25/22	1,339	1,333	0.2
Braskem Idesa, S.A.P.I., 6.99%, 02/20/32	08/22/22	2,266	1,740	0.3
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	12/22/22	1,462	1,478	0.3
BRF S.A., 4.88%, 01/24/30	05/19/23	2,025	2,016	0.4
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	03/21/22	7,853	7,050	1.3
Cabinet of Ministers of Ukraine, 0.00%, 09/01/24	08/15/19	380	129	—
Cabinet of Ministers of Ukraine, 0.00%, 09/01/25	08/15/19	131	43	—
Canacol Energy Ltd., 5.75%, 11/24/28	09/25/23	2,690	2,665	0.5
Cap S.A., 3.90%, 04/27/31	12/10/21	6,192	5,078	0.9
CEMEX S.A.B. de C.V., 5.13% (callable at 100, 06/08/26)	07/07/22	9,451	10,071	1.8
Chile Electricity PEC SpA, 0.00%, 01/25/28	05/23/23	541	544	0.1
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	12/05/22	4,618	4,622	0.8
Cosan Overseas Limited, 8.25% (callable at 100, 02/05/24)	01/24/23	7,896	7,870	1.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credito Real, S.A.B. De C.V., Sofom, E.N.R., 0.00%	08/01/18	3,123	24	—
CSN Resources S.A., 5.88%, 04/08/32	08/14/23	2,604	2,590	0.5
CT Trust, 5.13%, 02/03/32	02/15/23	4,678	4,557	0.8
DBS Group Holdings Ltd, 1.82%, 03/10/31	05/20/21	9,025	8,304	1.5
EIG Pearl Holdings S.a r.l., 3.55%, 08/31/36	06/06/22	4,379	4,056	0.7
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,521	1,323	0.2
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	12/09/20	3,646	3,313	0.6
Empresas Publicas de Medellin E.S.P., 4.25%, 07/18/29	06/03/21	9,356	7,888	1.4
Empresas Publicas de Medellin E.S.P., 4.38%, 02/15/31	05/18/21	4,786	3,755	0.7
Fenix Power Peru S.A., 4.32%, 09/20/27	05/24/21	673	611	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,266	1,134	0.2
Frigorifico Concepcion S.A., 7.70%, 07/21/28	04/28/23	1,853	1,973	0.4
Galaxy Pipeline Assets Bidco Limited, 2.63%, 03/31/36	04/09/21	2,892	2,244	0.4
Galaxy Pipeline Assets Bidco Limited, 2.94%, 09/30/40	12/30/21	948	732	0.1
Geopark Limited, 5.50%, 01/17/27	07/06/23	656	683	0.1
Global Bank Corporation, 5.25%, 04/16/29	04/04/23	3,409	3,427	0.6
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,336	6,048	1.1
Guara Norte S.a r.l., 5.20%, 06/15/34	12/14/22	3,175	3,108	0.6
Industrias Penoles, S.A.B. de C.V., 4.15%, 09/12/29	08/09/23	2,358	2,281	0.4
Inkia Energy Limited, 5.88%, 11/09/27	07/24/18	6,033	5,917	1.1
Inversiones La Construccion S.A., 4.75%, 02/07/32	08/31/22	3,180	3,250	0.6
Itau Unibanco Holding S.A., 4.63% (callable at 100, 02/27/25)	09/25/23	164	164	—
JSW Energy Limited, 4.13%, 05/18/31	03/15/23	349	349	0.1
JSW Steel Limited, 5.05%, 04/05/32	08/29/22	2,664	2,655	0.5
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	06/15/23	842	827	0.2
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	6,422	5,800	1.1
Marfrig Holdings (Europe) B.V., 3.95%, 01/29/31	05/31/23	3,885	3,855	0.7
MC Brazil Downstream Trading S.a r.l., 7.25%, 06/30/31	04/21/22	3,766	3,263	0.6
MEGlobal Canada ULC, 5.00%, 05/18/25	03/16/23	1,183	1,171	0.2
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	05/26/22	1,346	1,314	0.2
Millicom International Cellular SA, 6.63%, 10/15/26	04/11/23	3,555	3,486	0.6
Millicom International Cellular SA, 5.13%, 01/15/28	06/14/23	1,036	989	0.2
Millicom International Cellular SA, 6.25%, 03/25/29	02/21/23	3,168	2,951	0.5
Minejesa Capital B.V., 4.63%, 08/10/30	04/03/19	5,205	4,457	0.8
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	10,578	8,135	1.5
Minerva Luxembourg S.A., 4.38%, 03/18/31	06/05/23	472	465	0.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	09/16/22	2,124	2,221	0.4
MV24 Capital B.V., 6.75%, 06/01/34	08/09/22	6,710	6,448	1.2
NBM US Holdings, Inc., 7.00%, 05/14/26	05/24/23	1,056	1,091	0.2
NBM US Holdings, Inc., 6.63%, 08/06/29	05/22/23	223	228	—
Network I2I Limited, 3.98% (callable at 100, 03/03/26)	08/01/22	3,070	3,273	0.6
Network I2I Limited, 5.65% (callable at 100, 01/15/25)	01/20/23	1,073	1,067	0.2
Nexa Resources S.A., 5.38%, 05/04/27	06/30/23	467	461	0.1
Oleoducto Central S.A., 4.00%, 07/14/27	09/07/21	8,937	8,153	1.5
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	06/03/21	720	652	0.1
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	02/04/21	7,229	7,150	1.3
Periama Holdings, LLC, 5.95%, 04/19/26	07/27/22	187	190	—
Perusahaan Penerbit Surat Berharga Syariah Negara Indonesia, 3.80%, 06/23/50	03/29/21	2,046	1,425	0.3
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	03/30/22	4,267	3,297	0.6
Petroleos del Peru - Petroperu S.A., 5.63%, 06/19/47	03/31/22	2,446	1,982	0.4
PT Freeport Indonesia, 6.20%, 04/14/52	08/15/22	3,160	2,776	0.5
PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/25	07/28/23	196	196	—
PT Indonesia Asahan Aluminium (Persero), 5.45%, 05/15/30	01/05/23	486	467	0.1
Reliance Industries Limited, 2.88%, 01/12/32	03/23/22	1,847	1,592	0.3
Rutas 2 And 7 Finance Ltd, 0.00%, 09/30/36	08/09/22	3,114	2,971	0.5
Saudi Arabia, Kingdom of, 3.45%, 02/02/61	03/22/21	14,524	9,441	1.7
Simpar Europe, 5.20%, 01/26/31	03/31/22	3,806	3,645	0.7
Singtel Group Treasury Pte. Ltd., 1.88%, 06/10/30	06/02/21	2,757	2,245	0.4
Temasek Financial (I) Limited, 1.63%, 08/02/31	11/17/21	3,876	3,128	0.6
UEP Penonome II S.A., 6.50%, 10/01/38	02/16/21	1,299	956	0.2
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 0.00% (callable at 100, 01/29/25)	06/22/18	7,694	21	—
Unigel Luxembourg SA, 8.75%, 10/01/26	04/10/23	846	312	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	02/11/21	9,897	9,329	1.7
United Overseas Bank Limited, 2.00%, 10/14/31	02/21/23	1,685	1,684	0.3
UPL Corporation Limited, 4.50%, 03/08/28	07/22/22	1,003	1,030	0.2
UPL Corporation Limited, 4.63%, 06/16/30	07/06/22	6,277	6,074	1.1
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	6,383	4,127	0.7
VTR Finance N.V., 6.38%, 07/15/28	06/22/21	7,777	3,049	0.6
Woori Bank, 4.75%, 04/30/24	04/26/23	498	495	0.1
		396,282	348,128	62.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	457,249	—	457,249
Government And Agency Obligations	—	79,046	—	79,046
Other Equity Interests	—	—	—	—
Common Stocks	—	—	—	—
Short Term Investments	16,206	—	—	16,206
	16,206	536,295	—	552,501

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 46.4%
37 Capital CLO 1, LTD
Series 2021-A-1A, REMIC, 6.77%, (3 Month Term SOFR + 1.46%), 10/16/34 (a)	10,000	9,861
ACREC 2023-FL2 LLC
Series 2023-A-FL2, 7.81%, (1 Month Term SOFR + 2.50%), 02/19/38 (a)	4,200	4,192
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	7	7
Affirm Asset Securitization Trust 2020-Z2
Series 2020-A-Z2, 1.90%, 01/15/25	173	172
Affirm Asset Securitization Trust 2022-A
Series 2022-A-A, 4.30%, 11/15/24	6,250	6,121
AJAX Mortgage Loan Trust 2021-C
Series 2021-A-C, 2.12%, 01/25/61 (b)	1,282	1,192
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	2,000	1,743
Allegro CLO VII Ltd
Series 2018-A-1A, 6.67%, (3 Month Term SOFR + 1.36%), 06/13/31 (a) (c)	3,000	2,991
Allegro CLO X Ltd
Series 2019-AR-1A, 6.74%, (3 Month Term SOFR + 1.41%), 04/20/32 (a)	3,500	3,478
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	794	454
Alternative Loan Trust 2006-29T1
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	673	417
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.75%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	972	827
Alternative Loan Trust 2007-12T1
Series 2007-A6-12T1, REMIC, 6.00%, 06/25/37	4,264	1,931
Alternative Loan Trust 2007-23CB
Series 2007-A5-23CB, REMIC, 6.50%, 09/25/37	5,787	3,150
American Home Mortgage Investment Trust 2004-3
Series 2004-M1-2, REMIC, 6.33%, (1 Month Term SOFR + 1.01%), 02/25/44 (a) (b)	2,207	1,998
Anchorage Capital CLO 19, Ltd.
Series 2021-A-19A, 6.78%, (3 Month Term SOFR + 1.47%), 10/16/34 (a)	7,000	6,943
Anchorage Capital CLO 4 Ltd.
Series 2014-B-4RA, 7.13%, (3 Month Term SOFR + 1.76%), 01/28/31 (a)	2,000	1,972
Angel Oak Mortgage Trust 2020-6
Series 2020-A3-6, REMIC, 1.78%, 09/25/24	633	549
Angel Oak Mortgage Trust 2021-7
Series 2021-A1-7, REMIC, 1.98%, 11/25/25	3,563	2,906
Arbor Multifamily Mortgage Securities Trust 2020-MF1
Interest Only, Series 2020-XA-MF1, REMIC, 1.07%, 05/15/53 (a)	24,319	1,098
Arbor Multifamily Mortgage Securities Trust 2021-Mf2
Interest Only, Series 2021-XA-MF2, REMIC, 1.23%, 06/15/54 (a)	51,149	3,028
AREIT 2019-CRE3 Trust
Series 2019-D-CRE3, 8.10%, (1 Month Term SOFR + 2.76%), 09/15/36 (a) (b)	4,369	4,146
Ares XXXVII CLO Ltd
Series 2015-A3R-4A, 7.07%, (3 Month Term SOFR + 1.76%), 10/15/30 (a)	2,750	2,711
Argentina, Republic of
Series 2022-A-CRE6, 6.56%, (SOFR 30-Day Average + 1.25%), 01/21/37 (a)	1,216	1,199
Arivo Acceptance Auto Loan Receivables Trust 2021-1
Series 2021-A-1A, 1.19%, 07/15/24	452	442
Arroyo Mortgage Trust 2019-3
Series 2019-A3-3, REMIC, 3.42%, 12/25/25 (a)	1,000	892
Atlas Senior Loan Fund III, Ltd.
Series 2013-AR-1A, 6.47%, (3 Month Term SOFR + 1.09%), 11/17/27 (a)	82	82
Atlas Senior Loan Fund XVI, Ltd.
Series 2018-B-11A, 7.26%, (3 Month Term SOFR + 1.91%), 07/28/31 (a) (c)	2,000	1,973
Bain Capital Credit CLO 2022-3, Limited
Series 2022-B-3A, 7.31%, (3 Month Term SOFR + 2.00%), 07/17/35 (a)	10,500	10,331
Banc of America Alternative Loan Trust 2006-3
Series 2022-A-FL8, 7.56%, (SOFR 30-Day Average + 2.20%), 01/19/37 (a)	3,000	2,959
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	313	269
Banc of America Funding 2006-D Trust
Series 2006-A1-D, REMIC, 3.45%, 05/20/36 (a)	1,801	1,485
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.50%, 05/17/50 (a)	12,949	461
Bank 2021-BNK36
Interest Only, Series 2021-XA-BN36, REMIC, 1.01%, 09/17/64 (a)	79,701	3,283
Battalion CLO XI Ltd.
Series 2017-AR-11A, 6.76%, (3 Month Term SOFR + 1.41%), 04/24/34 (a)	8,000	7,889
Battalion CLO XX Ltd.
Series 2021-A-20A, 6.75%, (3 Month Term SOFR + 1.44%), 07/17/34 (a)	1,500	1,480
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.76%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (b)	4,000	2,052
BBCMS 2019-BWAY Mortgage Trust
Series 2019-E-BWAY, REMIC, 8.30%, (1 Month Term SOFR + 2.96%), 11/15/34 (a)	2,715	631
BBCMS Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.62%, 02/17/50 (a)	18,902	730
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XB-C10, REMIC, 1.15%, 07/17/54 (a)	26,096	1,579
Interest Only, Series 2021-XD-C10, REMIC, 1.82%, 07/17/54 (a)	16,250	1,560
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.68%, 06/07/30 (a)	2,791	2,138
BDS 2021-FL10 Ltd
Series 2021-A-FL10, 6.80%, (1 Month Term SOFR + 1.46%), 12/18/36 (a)	4,360	4,310
BDS Ltd
Series 2021-A-FL9, 6.52%, (1 Month Term SOFR + 1.18%), 11/18/38 (a)	2,630	2,586
Bear Stearns ARM Trust 2007-1
Series 2007-4A1-1, REMIC, 4.82%, 02/25/47 (a)	6,857	5,551
Benchmark 2020-B22 Mortgage Trust
Interest Only, Series 2020-XA-B22, REMIC, 1.63%, 01/16/54 (a)	30,524	2,421
Benefit Street Partners CLO XXIV Ltd
Series 2021-A-24A, 6.76%, (3 Month Term SOFR + 1.43%), 10/20/34 (a)	5,000	4,960
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	3,651	3,538
Bravo Residential Funding Trust 2021-B
Series 2021-A1-B, 2.12%, 04/25/69 (b)	4,874	4,689
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 6.59%, (1 Month Term SOFR + 1.26%), 08/19/38 (a) (b)	3,300	3,210
Series 2021-AS-FL1, 7.04%, (1 Month Term SOFR + 1.71%), 08/19/38 (a) (b)	4,812	4,550
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-B-FL7, 7.50%, (1 Month Term SOFR + 2.16%), 12/15/38 (a)	2,000	1,938
BSPRT 2022-FL8 Issuer, Ltd.
Series 2022-A-FL8, 6.83%, (SOFR 30-Day Average + 1.50%), 02/17/37 (a) (b)	3,450	3,407
Business Jet Securities 2021-1, LLC
Series 2021-A-1A, 2.16%, 04/15/27	887	797
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-A-VKNG, REMIC, 6.38%, (1 Month Term SOFR + 1.04%), 10/15/25 (a)	3,453	3,417

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
BX Trust 2021-MFM1
Series 2021-D-VIEW, REMIC, 8.35%, (1 Month Term SOFR + 3.01%), 06/16/36 (a)	741	676
BXMT 2020-FL2, Ltd.
Series 2020-A-FL2, REMIC, 6.12%, (1 Month Term SOFR + 1.01%), 02/18/38 (a) (b)	3,701	3,581
BXMT 2020-FL3 Ltd
Series 2020-A-FL3, 6.85%, (1 Month Term SOFR + 1.51%), 11/18/37 (a)	3,576	3,444
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,235	1,946
Carbon Capital VI Commercial Mortgage 2017-FL1 Tru
Series 2019-B-FL2, REMIC, 8.30%, (1 Month Term SOFR + 2.96%), 10/15/35 (a)	1,752	1,531
Carlyle US CLO 2023-3 Ltd
Series 2023-B-3A, 7.94%, (3 Month Term SOFR + 2.60%), 10/15/36 (a)	4,275	4,274
Carrington Mortgage Loan Trust, Series 2006-NC4
Series 2006-A3-NC4, REMIC, 5.75%, (1 Month Term SOFR + 0.27%), 07/25/36 (a) (b)	1,785	1,689
Carvana Auto Receivables Trust 2020-P1
Series 2020-D-P1, 1.82%, 09/08/25	1,300	1,166
Carvana Auto Receivables Trust 2023-N3
Series 2023-A-N3, REMIC, 6.41%, 08/10/25	5,000	5,009
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (b)	2,024	1,775
Cathedral Lake VIII, Ltd.
Series 2021-A1-8A, 6.81%, (3 Month Term SOFR + 1.48%), 01/22/35 (a)	5,000	4,948
CBAM 2017-1 Ltd
Series 2017-B-1A, 7.39%, (3 Month Term SOFR + 2.06%), 07/22/30 (a)	1,000	993
CBAM 2017-2 Ltd
Series 2017-AR-2A, 6.76%, (3 Month Term SOFR + 1.45%), 07/17/34 (a)	5,000	4,950
CD 2017-CD4 Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.38%, 05/12/50 (a)	14,374	470
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.37%, 11/15/27 (a)	350	274
CFCRE 2016-C4 Mortgage Trust
Series 2016-C-C4, REMIC, 5.00%, 04/10/26 (a)	2,332	2,074
Interest Only, Series 2016-XA-C4, REMIC, 1.76%, 05/10/58 (a)	14,113	413
CHCP 2021-FL1 Ltd.
Series 2021-C-FL1, 7.55%, (1 Month Term SOFR + 2.21%), 02/16/38 (a) (b)	2,500	2,393
CHL Mortgage Pass-Through Trust 2007-HY3
Series 2007-A19-10, REMIC, 6.00%, 07/25/37	2,854	1,393
Citigroup Commercial Mortgage Trust 2014-GC19
Interest Only, Series 2014-XA-GC19, REMIC, 1.24%, 03/12/47 (a)	18,336	26
Citigroup Commercial Mortgage Trust 2014-GC21
Interest Only, Series 2014-XA-GC21, REMIC, 1.28%, 05/10/47 (a)	20,929	58
Citigroup Commercial Mortgage Trust 2015-GC27
Series 2015-C-GC27, REMIC, 4.57%, 01/10/25 (a)	1,520	1,344
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.37%, 02/12/49 (a)	3,767	82
Citigroup Commercial Mortgage Trust 2016-GC37
Interest Only, Series 2016-XA-GC37, REMIC, 1.81%, 04/12/49 (a)	3,242	98
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.82%, 04/16/49 (a)	6,133	164
Citigroup Commercial Mortgage Trust 2016-P5
Interest Only, Series 2016-XA-P5, REMIC, 1.52%, 10/13/49 (a)	8,964	276
Citigroup Commercial Mortgage Trust 2017-P7
Interest Only, Series 2017-XA-P7, REMIC, 1.26%, 04/15/50 (a)	10,992	320
Citigroup Mortgage Loan Trust 2014-6
Series 2014-2A2-6, REMIC, 4.16%, (1 Month Term SOFR + 0.31%), 04/26/38 (a) (b)	12,416	11,174
Citimortgage Alternative Loan Trust, Series 2006-A3
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	632	537
CLNC 2019-FL1, Ltd.
Series 2019-D-FL1, 8.33%, (SOFR 30-Day Average + 3.01%), 04/19/26 (a)	3,000	2,849
CMALT (CitiMortgage Alternative Loan Trust), Series 2007-A6
Series 2007-1A16-A6, REMIC, 6.00%, 06/25/37	884	749
Colt 2021-RPL1 Trust
Series 2021-A1-RPL1, REMIC, 1.67%, 09/25/61	3,570	3,060
COLT 2022-2 Mortgage Loan Trust
Series 2022-A1-2, REMIC, 2.99%, 02/25/67 (b)	3,981	3,419
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.99%, 10/15/46 (a)	10,702	11
COMM 2014-CCRE16 Mortgage Trust
Series 2014-C-CR16, REMIC, 5.08%, 04/12/24 (a)	1,000	863
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 1.21%, 06/12/47 (a)	29,106	71
COMM 2014-UBS5 Mortgage Trust
Series 2014-A3-UBS5, REMIC, 3.57%, 08/12/24	3,364	3,308
COMM 2015-CCRE25 Mortgage Trust
Interest Only, Series 2015-XA-CR25, REMIC, 0.94%, 08/12/48 (a)	18,318	215
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 1.04%, 10/13/48 (a)	4,335	56
COMM 2015-CCRE27 Mortgage Trust
Interest Only, Series 2015-XA-CR27, REMIC, 1.05%, 10/13/48 (a)	9,953	142
COMM 2015-LC21 Mortgage Trust
Series 2015-B-LC21, REMIC, 4.47%, 06/12/25 (a)	5,124	4,752
Interest Only, Series 2015-XA-LC21, REMIC, 0.78%, 07/10/48 (a)	16,029	133
COMM 2016-COR1 Mortgage Trust
Series 2016-C-COR1, REMIC, 4.47%, 10/13/26 (a)	1,276	957
COMM 2018-HCLV Mortgage Trust
Series 2018-D-HCLV, REMIC, 7.80%, (1 Month Term SOFR + 2.47%), 09/15/33 (a)	197	138
Commonbond Student Loan Trust 2016-A
Series 2016-A1-A, REMIC, 3.32%, 05/25/40	355	335
CQS US CLO 2021-1 Ltd
Series 2021-A-1A, 6.81%, (3 Month Term SOFR + 1.48%), 01/22/35 (a)	6,000	5,928
Series 2021-B-1A, 7.47%, (3 Month Term SOFR + 2.14%), 01/22/35 (a)	3,400	3,355
Credit Suisse ABS Trust 2020-AT1
Series 2020-A-AT1, 2.61%, 12/15/23	402	390
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	449	304
Crown City CLO
Series 2021-A1A-1A, 6.76%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	3,000	2,966
CSMC 2020-RPL2 Trust
Series 2020-A12-RPL2, REMIC, 3.51%, 02/25/60 (a)	3,329	3,337
CSMC 2020-SPT1 Trust
Series 2020-A3-SPT1, REMIC, 2.73%, 07/25/24 (b)	500	461
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.78%, (3 Month Term SOFR + 1.45%), 01/21/31 (a) (c)	8,852	8,838
CWMBS, Inc.
Series 2006-A1-OA2, REMIC, 5.86%, (1 Month Term SOFR + 0.53%), 05/20/46 (a) (b)	1,525	1,277

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
DBJPM 2016-C1 Mortgage Trust
Series 2016-C-C1, REMIC, 3.47%, 03/12/26 (a)	801	660
Interest Only, Series 2016-XA-C1, REMIC, 1.52%, 05/12/49 (a)	11,356	286
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.73%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b)	886	727
Domino's Pizza, Inc.
Series 2015-A2II-1A, 4.47%, 10/25/25	2,611	2,503
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 6.69%, (3 Month Term SOFR + 1.38%), 07/15/31 (a)	6,000	5,973
Elmwood CLO II Ltd
Series 2019-AR-2A, 6.74%, (3 Month Term SOFR + 1.41%), 04/20/34 (a)	5,000	4,977
Exeter Automobile Receivables Trust 2021-1
Series 2021-D-1A, 1.08%, 11/16/26	1,500	1,434
Series 2021-E-1A, 2.21%, 02/15/28	3,350	3,076
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.53%, (1 Month Term SOFR + 1.19%), 07/15/38 (a)	3,830	3,817
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2005-A6M-FF10, REMIC, 6.13%, (1 Month Term SOFR + 0.81%), 11/25/35 (a) (b)	1,001	880
Foundation Finance Trust 2019-1
Series 2019-A-1A, 3.86%, 12/15/24	304	300
FREMF 2016-KF18 Mortgage Trust
Series 2016-B-KF18, REMIC, 10.93%, (SOFR 30-Day Average + 5.61%), 05/25/26 (a)	457	447
FREMF 2017-KF27 Mortgage Trust
Series 2017-B-KF27, REMIC, 9.78%, (SOFR 30-Day Average + 4.46%), 12/25/26 (a)	266	259
FREMF 2017-KF29 Mortgage Trust
Series 2017-B-KF29, REMIC, 8.98%, (SOFR 30-Day Average + 3.66%), 02/25/24 (a)	254	252
FREMF 2017-KF30 Mortgage Trust
Series 2017-B-KF30, REMIC, 8.68%, (SOFR 30-Day Average + 3.36%), 03/25/27 (a)	500	491
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.67%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	2,291	2,262
FS Rialto 2021-FL3 Issuer, Ltd.
Series 2021-A-FL3, 6.70%, (1 Month Term SOFR + 1.36%), 11/18/36 (a)	3,500	3,435
FS Rialto 2022-FL5 Issuer LLC
Series 2022-A-FL5, 7.62%, (1 Month Term SOFR + 2.30%), 06/19/37 (a)	4,125	4,090
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 6.77%, (3 Month Term SOFR + 1.46%), 04/17/34 (a)	8,000	7,925
GCAT 2021-NQM4 TRUST
Series 2021-A3-NQM4, REMIC, 1.56%, 08/25/66 (a)	3,321	2,502
Generate CLO 6 Ltd
Series A1R-6A, 6.81%, (3 Month Term SOFR + 1.46%), 01/22/35 (a)	5,000	4,964
Generate CLO IX Ltd
Series A-9A, REMIC, 6.79%, (3 Month Term SOFR + 1.46%), 10/20/34 (a)	7,500	7,445
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,331	1,186
GPMT 2021-FL3 Ltd
Series 2021-A-FL3, 6.70%, (1 Month Term SOFR + 1.36%), 08/16/24 (a)	1,605	1,579
GPMT 2021-FL4 Ltd
Series 2021-A-FL4, 6.78%, (1 Month Term SOFR + 1.46%), 09/16/24 (a)	3,290	3,192
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 6.25%, (1 Month Term SOFR + 1.15%), 12/15/36 (a) (b)	3,350	3,333
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-C-FL3, 7.70%, (1 Month Term SOFR + 2.36%), 07/15/39 (a)	1,300	1,219
GS Mortgage Securities Corp Trust 2018-RIVR
Series 2018-G-RIVR, REMIC, 7.98%, (1 Month Term SOFR + 2.65%), 07/16/35 (a) (b)	2,000	212
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-E-ARDN, REMIC, 8.80%, (1 Month Term SOFR + 3.46%), 11/15/23 (a)	3,661	3,481
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.82%, 09/12/47 (a)	7,626	30
GS Mortgage Securities Trust 2015-GS1
Interest Only, Series 2015-XA-GS1, REMIC, 0.90%, 11/13/48 (a)	5,259	69
GS Mortgage Securities Trust 2017-GS6
Interest Only, Series 2017-XA-GS6, REMIC, 1.16%, 05/12/50 (a)	22,053	638
GS Mortgage Securities Trust 2017-GS8
Interest Only, Series 2017-XA-GS8, REMIC, 1.08%, 11/11/50 (a)	29,244	867
GS Mortgage Securities Trust 2020-GSA2
Interest Only, Series 2020-XA-GSA2, REMIC, 1.83%, 12/12/53 (a)	28,525	2,361
Gulf Stream Meridian 3 Ltd
Series 2021-A1-IIIA, 6.89%, (3 Month Term SOFR + 1.58%), 04/17/34 (a)	10,000	9,897
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 6.77%, (3 Month Term SOFR + 1.46%), 07/17/34 (a)	7,600	7,551
HalseyPoint CLO I, Ltd
Series 2019-A1A1-1A, 6.94%, (3 Month Term SOFR + 1.61%), 01/20/33 (a)	2,500	2,495
Harborview Mortgage Loan Trust, 2006-11
Series 2006-A1A-11, REMIC, 5.78%, (1 Month Term SOFR + 0.45%), 12/19/36 (a) (b)	3,877	3,213
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 6.71%, (3 Month Term SOFR + 1.38%), 04/21/31 (a)	3,986	3,977
Highbridge Loan Management 3-2014
Series 3A-CR-2014, 9.17%, (3 Month Term SOFR + 3.86%), 07/18/29 (a)	1,900	1,835
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b) (c)	7,155	5,652
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	353	320
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,100	442
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-UES, REMIC, 4.34%, 05/07/24	1,177	1,123
Series 2019-D-UES, REMIC, 4.60%, 05/07/24 (a)	1,205	1,142
Series 2019-E-UES, REMIC, 4.60%, 05/07/24 (a)	1,406	1,323
Series 2019-F-UES, REMIC, 4.60%, 05/07/24 (a)	1,476	1,383
Series 2019-G-UES, REMIC, 4.60%, 05/07/24 (a)	1,612	1,503
J.P. Morgan Chase Commercial Mortgage Securities Trust 2014-C20
Series 2014-B-C20, REMIC, 4.40%, 06/17/24 (a)	3,529	3,211
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON
Series 2018-E-AON, REMIC, 4.61%, 07/08/31 (a)	3,103	1,189
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-EFX-WPT, REMIC, 5.54%, 07/08/33 (a)	3,141	2,359
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-NNN
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/25	2,898	2,394
Jamestown CLO IX Ltd
Series 2016-A1RR-9A, 6.85%, (3 Month Term SOFR + 1.50%), 07/25/34 (a)	4,000	3,963
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	1,800	1,598

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-D-C23, REMIC, 4.13%, 09/17/24 (a)	2,274	1,881
JPMBB Commercial Mortgage Securities Trust 2015-C31
Series 2015-C-C32, REMIC, 4.80%, 10/20/25 (a)	366	273
Interest Only, Series 2015-XA-C32, REMIC, 1.26%, 11/18/48 (a)	8,044	100
JPMCC Commercial Mortgage Securities Trust 2015-JP1
Interest Only, Series 2015-XA-JP1, REMIC, 1.04%, 01/15/49 (a)	3,053	47
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Interest Only, Series 2016-XA-JP4, REMIC, 0.71%, 12/17/49 (a)	14,995	206
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.63%, 06/17/49 (a)	24,421	665
Katayma CLO I Ltd
Series 2023-A1-1A, 7.40%, 10/20/36 (a)	10,000	10,000
Series 2023-B-1A, 8.04%, 10/20/36 (a)	9,500	9,500
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (c)	1,145	995
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.52%, (1 Month Term SOFR + 1.18%), 02/17/39 (a) (b)	3,270	3,200
KREF 2022-FL3 Ltd.
Series 2022-A-FL3, 6.76%, (1 Month Term SOFR + 1.45%), 02/22/39 (a) (b)	1,268	1,254
LCCM 2017-LC26 Commercial Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	2,351
LCCM 2021-FL3 Trust
Series 2021-AS-FL3, REMIC, 7.25%, (1 Month Term SOFR + 1.91%), 11/17/36 (a) (b)	2,250	2,163
Series 2021-B-FL3, REMIC, 7.65%, (1 Month Term SOFR + 2.31%), 11/17/36 (a) (b)	2,250	2,133
LCM XVII Limited Partnership
Series A2RR-17A, 6.72%, (3 Month Term SOFR + 1.41%), 10/15/31 (a)	5,000	4,954
Legacy Mortgage Asset Trust 2021-GS3
Series 2021-A1-GS3, REMIC, 1.75%, 07/25/61 (b)	3,801	3,507
Legacy Mortgage Asset Trust 2021-GS4
Series 2021-A1-GS4, REMIC, 1.65%, 11/25/60 (b)	4,554	4,163
Lendbuzz Securitization Trust 2022-1
Series 2022-A-1A, 4.22%, 05/17/27	1,511	1,469
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 6.75%, (1 Month Term SOFR + 1.41%), 07/15/36 (a)	3,250	3,180
LoanCore 2021-CRE6 Issuer Ltd
Series 2021-A-CRE6, 6.75%, (1 Month Term SOFR + 1.41%), 11/15/38 (a) (b)	3,340	3,237
Loanpal Solar Loan 2020-3 LLC
Series 2020-A-3GS, 2.47%, 08/20/35	1,829	1,334
Loanpal Solar Loan 2021-1 Ltd.
Series 2021-A-1GS, 2.29%, 10/20/34	1,919	1,443
Logan CLO III Ltd
Series 2022-B-1A, 7.38%, (3 Month Term SOFR + 2.05%), 04/23/35 (a)	5,000	4,972
Long Beach Mortgage Loan Trust 2006-6
Series 2006-2A3-6, REMIC, 5.73%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b)	9,759	3,716
LSTAR Commercial Mortgage Trust 2016-4
Interest Only, Series 2016-XA-4, REMIC, 1.84%, 03/12/49 (a)	9,024	185
Lunar Aircraft 2020-1 Limited
Series 2020-A-1A, 3.38%, 02/15/27 (b)	1,928	1,658
Madison Park Funding XXXI, Ltd.
Series 2018-B-31A, 7.31%, (3 Month Term SOFR + 1.96%), 01/23/31 (a)	1,000	989
Marble Point CLO XIV Ltd
Series 2018-A1R-2A, 6.87%, (3 Month Term SOFR + 1.54%), 01/20/32 (a)	8,000	7,954
Marble Point CLO XXII Ltd.
Series 2021-A-2A, 6.81%, (3 Month Term SOFR + 1.46%), 07/25/34 (a)	7,500	7,349
Marlette Funding Trust
Series 2021-C-1A, 1.41%, 06/16/31	955	942
Series 2021-D-1A, 2.47%, 06/16/31	1,500	1,415
Marlette Funding Trust 2022-2
Series 2022-B-2A, 5.50%, 03/15/25	7,000	6,936
MED Trust 2021-MDLN
Series 2021-A-MDLN, REMIC, 6.40%, (1 Month Term SOFR + 1.06%), 11/15/23 (a)	4,150	4,040
Merrill Lynch Mortgage Investors Trust, Series MLCC 2006-2
Series 2006-A2C-AHL1, REMIC, 5.75%, (1 Month Term SOFR + 0.43%), 05/25/37 (a) (b)	6,291	3,470
MF1 2021-FL6 Ltd.
Series 2021-C-FL6, 7.30%, (1 Month Term SOFR + 1.96%), 07/18/36 (a)	4,700	4,477
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.68%, (1 Month Term SOFR + 1.35%), 02/20/37 (a)	3,300	3,249
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	12,342	12,306
MKS Clo 2017-1, Ltd.
Series 2017-AR-1A, 6.59%, (3 Month Term SOFR + 1.26%), 07/22/30 (a)	6,160	6,119
Morgan Stanley ABS Capital I Inc. Trust 2007-HE3
Series 2007-A1-HE3, REMIC, 5.69%, (1 Month Term SOFR + 0.24%), 12/25/36 (a) (b)	3,020	1,661
Morgan Stanley ABS Capital Trust I Inc.
Series 2005-M2-HE2, REMIC, 6.09%, (1 Month Term SOFR + 0.77%), 01/25/35 (a) (b)	2,091	1,971
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
Series 2014-AS-C16, REMIC, 4.09%, 05/17/24	3,077	2,938
Interest Only, Series 2014-XA-C15, REMIC, 0.94%, 04/17/47 (a)	6,466	4
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.30%, 01/15/49 (a)	3,406	66
Morgan Stanley Capital I Trust 2015-UBS8
Interest Only, Series 2015-XA-UBS8, REMIC, 0.99%, 12/17/48 (a)	4,182	58
Morgan Stanley Capital I Trust 2017-H1
Interest Only, Series 2017-XA-H1, REMIC, 1.48%, 06/17/50 (a)	22,802	701
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-F-NUGS, REMIC, 8.29%, (1 Month Term SOFR + 2.96%), 12/15/36 (a)	4,283	783
Mosaic Solar Loan Trust 2020-1
Series 2020-A-1A, 2.10%, 03/22/32	320	269
Series 2020-B-1A, 3.10%, 11/22/32	3,015	2,573
Mosaic Solar Loan Trust 2020-2
Series 2020-B-2A, 2.21%, 05/20/33	1,164	939
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.83%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	5,000	4,907
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.72%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	5,000	4,945
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-C-FL1, REMIC, 8.50%, (Prime + 0.00%), 06/15/35 (a)	3,129	1,416
Navient Private Education Refi Loan Trust 2018-A
Series 2018-B-A, 3.68%, 11/17/25	2,939	2,774
New Mountain CLO 2 Ltd
Series CLO-A-2A, 6.76%, (3 Month Term SOFR + 1.45%), 04/17/34 (a)	4,000	3,946
New York Mortgage Trust
Series 2021-A1-BPL1, REMIC, 2.24%, 05/25/26 (b)	5,544	5,455
OBX 2020-EXP2 Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 07/25/36 (a)	387	303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Octagon 56, Ltd.
Series 2021-B-1A, REMIC, 7.22%, (3 Month Term SOFR + 1.91%), 10/16/34 (a)	2,500	2,452
Octagon Investment Partners XXI Ltd
Series 2014-A2R3-1A, 7.03%, (3 Month Term SOFR + 1.66%), 02/14/31 (a)	4,000	3,878
OFSI BSL IX, Ltd.
Series 2018-A-1A, 6.72%, (3 Month Term SOFR + 1.41%), 07/15/31 (a) (c)	8,000	7,894
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 6.71%, (3 Month Term SOFR + 1.33%), 02/21/34 (a)	5,000	4,958
One New York Plaza Trust 2020-1NYP
Series 2020-C-1NYP, REMIC, 7.65%, (1 Month Term SOFR + 2.31%), 01/15/36 (a)	2,850	2,496
Oxford Finance LLC
Series 2020-A2-1, 3.10%, 12/15/24	926	901
Pagaya AI Debt Selection Trust
Series 2021-B-HG1, 1.82%, 01/16/29	956	910
Series 2021-NOTE-2, 3.00%, 01/25/29	1,484	1,413
Pagaya AI Debt Selection Trust 2021-5
Series 2021-B-5, 2.63%, 08/15/29	9,999	9,462
Series 2021-C-5, 3.93%, 08/15/29	10,999	9,669
Pagaya AI Debt Trust 2022-1
Series 2022-B-1, 3.34%, 10/15/29	4,499	4,217
Palmer Square CLO Ltd
Series 2021-A-2A, 6.72%, (3 Month Term SOFR + 1.41%), 07/17/34 (a)	5,000	4,975
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.84%, (3 Month Term SOFR + 1.46%), 08/25/31 (a) (c)	4,500	4,490
PFP 2023-10, Ltd.
Series 2023-A-10, 7.81%, (1 Month Term SOFR + 2.50%), 09/15/38 (a)	2,500	2,501
Planet Fitness Master
Series 2022-A2I-1A, 3.25%, 12/07/26	985	881
PRET 2021-RN3 LLC
Series 2021-A1-RN3, 1.84%, 09/25/24 (a) (b)	3,565	3,143
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	2,549	2,413
Series 2021-A1-NPL2, REMIC, 1.99%, 06/27/24 (b)	3,010	2,773
Pretium Mortgage Credit Partners LLC
Series 2021-A1-NPL3, 1.87%, 07/25/24 (b)	15,510	14,133
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	1,626	1,516
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a) (b)	2,118	2,014
Purewest Funding LLC
Series 2021-A1-1, 4.09%, 12/20/36	2,504	2,371
RALI Series 2006-QS12 Trust
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	676	507
RALI Series 2007-QS4 Trust
Series 2007-3A4-QS4, REMIC, 6.00%, 03/25/37	1,347	1,058
RALI Series 2007-QS8 Trust
Series 2007-A3-QS8, REMIC, 6.03%, (1 Month Term SOFR + 0.71%), 06/25/37 (a)	1,128	839
RBSSP Resecuritization Trust 2009-2
Series 2009-3A2-2, REMIC, 5.12%, (SOFR 30-Day Average + 0.61%), 04/26/35 (a)	558	496
Ready Capital Mortgage Financing 2021-FL7, LLC
Series 2021-A-FL7, 6.63%, (1 Month Term SOFR + 1.31%), 11/25/36 (a)	1,800	1,777
Residential Mortgage Loan Trust 2019-2
Series 2019-M1-2, REMIC, 3.86%, 05/27/59 (a)	12,000	11,462
RFMSI Series 2006-S4 Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	418	313
Sandstone Peak Ltd.
Series 2021-A1-1A, 6.79%, (3 Month Term SOFR + 1.48%), 10/16/34 (a)	4,000	3,966
Santander Drive Auto Receivables Trust 2020-4
Series 2020-D-4, 1.48%, 09/15/25	1,863	1,816
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	4,100	3,403
Securitized Asset Backed Receivables LLC Trust 2006-WM4
Series 2006-A2C-WM4, REMIC, 0.80%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	16,511	4,372
Securitized Asset Backed Receivables LLC Trust 2007-HE1
Series 2007-A2B-HE1, REMIC, 5.65%, (1 Month Term SOFR + 0.33%), 12/25/36 (a) (b)	5,183	1,100
SHELTER GROWTH CRE 2023-FL5 ISSUER LTD
Series 2023-A-FL5, 7.75%, (1 Month Term SOFR + 2.75%), 05/19/38 (a)	4,000	3,997
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	787	720
SMR 2022-IND Mortgage Trust
Series 2022-A-IND, REMIC, 6.98%, (1 Month Term SOFR + 1.65%), 02/15/24 (a)	4,881	4,650
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	2,765	2,729
Sound Point CLO XXI Ltd
Series 2020-AR-1A, 6.76%, (3 Month Term SOFR + 1.43%), 07/20/34 (a)	7,500	7,388
Sound Point CLO XXIII
Series 2019-AR-2A, 6.74%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	10,000	9,851
Sound Point CLO XXIX Ltd
Series 2021-B1-1A, 7.31%, (3 Month Term SOFR + 1.96%), 04/25/34 (a)	2,000	1,949
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	470	412
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (a)	8,087	6,367
Steele Creek CLO 2017-1, Ltd.
Series 2017-A-1A, 6.82%, (3 Month Term SOFR + 1.51%), 10/15/30 (a)	938	935
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 7.37%, (3 Month Term SOFR + 2.06%), 04/15/32 (a)	5,000	4,949
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-4A1-22, REMIC, 4.38%, 12/25/35 (a)	511	425
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11
Series 2006-1A1-11, REMIC, 5.75%, (1 Month Term SOFR + 0.43%), 12/25/36 (a) (b)	3,385	3,138
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	1,825	1,073
STWD 2019-FL1, Ltd.
Series 2019-AS-FL1, 6.85%, (1 Month Term SOFR + 1.51%), 02/15/24 (a)	1,700	1,637
Series 2019-D-FL1, 7.80%, (1 Month Term SOFR + 2.46%), 02/15/25 (a)	1,525	1,428
STWD 2021-FL2, Ltd.
Series 2021-A-FL2, 6.65%, (1 Month Term SOFR + 1.31%), 04/16/38 (a) (b)	3,270	3,183
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	1,670	1,438
Theorem Funding Trust 2021-1
Series 2021-B-1A, 1.84%, 12/15/27	1,831	1,802
TIF Funding II LLC
Series 2021-A-1A, 1.65%, 02/20/46	3,160	2,591
Trimaran CAVU 2021-3, Ltd.
Series 2021-A-3A, 6.78%, (3 Month Term SOFR + 1.47%), 01/18/35 (a)	6,500	6,411
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.96%, (SOFR 30-Day Average + 1.65%), 02/17/39 (a) (b)	3,420	3,352
U.S. Auto Funding Trust 2021-1
Series 2021-B-1A, 1.49%, 03/17/25	703	699
UBS Commercial Mortgage Trust 2017-C4
Series 2017-C-C4, REMIC, 4.69%, 10/15/27 (a)	3,500	2,897
UBS Commercial Mortgage Trust 2018-C8
Series 2018-C-C8, REMIC, 4.84%, 02/17/28 (a)	1,858	1,526
UBS-Barclays Commercial Mortgage Trust 2013-C5
Series 2013-B-C5, REMIC, 3.65%, 03/12/46 (a)	1,750	1,643
Upstart Pass-Through Trust Series 2020-ST1
Series 2020-A-ST1, 3.75%, 02/20/28	372	371

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Upstart Pass-Through Trust Series 2020-ST6
Series 2020-A-ST6, 3.00%, 01/20/27	931	907
Upstart Pass-Through Trust Series 2021-St3
Series 2021-A-ST3, 2.00%, 05/20/27	417	401
Upstart Pass-Through Trust, Series 2020-ST3
Series 2021-A-ST8, 1.75%, 10/20/29	2,742	2,662
Upstart Securitization Trust 2017-2
Series 2021-A-3, 0.83%, 07/20/31	31	30
Series 2021-B-3, 1.66%, 07/20/31	1,000	979
Upstart Securitization Trust 2021-1
Series 2021-B-1, 1.89%, 03/20/31	28	28
Upstart Securitization Trust 2021-2
Series 2021-B-2, 1.75%, 06/20/31	1,325	1,304
Upstart Securitization Trust 2021-4
Series 2021-C-4, 3.19%, 09/20/31	1,500	1,341
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	2,996	2,763
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (b)	3,213	2,985
VCAT Asset Securitization LLC
Series 2021-A1-NPL6, REMIC, 1.92%, 09/25/24 (b)	3,385	3,125
Velocity Commercial Capital Loan Trust 2019-2
Series 2019-A-2, REMIC, 3.13%, 06/25/25 (a)	2,907	2,671
Verus Securitization Trust 2020-1
Series 2020-A2-INV1, REMIC, 3.04%, 03/25/60 (b)	2,500	2,379
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (a)	1,521	1,260
Vibrant CLO, Ltd.
Series 2018-A1-10A, 6.79%, (3 Month Term SOFR + 1.46%), 10/20/31 (a) (c)	3,000	2,986
VMC Finance 2019-FL3 LLC
Series 2019-C-FL3, 7.50%, (1 Month Term SOFR + 2.16%), 09/17/36 (a) (b)	2,032	1,992
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 7.21%, (SOFR 30-Day Average + 1.90%), 02/18/39 (a)	3,300	3,231
VOLT CI, LLC
Series 2021-A1-NP10, 1.99%, 04/25/24 (b)	2,156	1,964
VOLT XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	8,512	8,059
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	3,093	2,967
VOLT XCIX, LLC
Series 2021-A1-NPL8, 2.12%, 03/25/24 (b)	5,461	5,170
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	474	451
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A4-2, REMIC, 6.01%, (1 Month Term SOFR + 0.69%), 04/25/36 (a) (b)	6,718	2,331
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.61%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b)	7,714	2,581
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust
Series 2006-M1-HE1, REMIC, 5.94%, (1 Month Term SOFR + 0.62%), 02/25/36 (a) (b)	14,984	13,158
Wellfleet CLO 2020-1, Ltd.
Series 2020-A1A-1, 6.88%, (3 Month Term SOFR + 1.57%), 04/15/33 (a)	5,000	4,970
Wellfleet CLO 2021-2 Ltd
Series 2021-A1-2A, 6.77%, (3 Month Term SOFR + 1.46%), 07/17/34 (a)	5,000	4,935
Wellfleet CLO X, Ltd.
Series 2019-A1R-XA, 6.76%, (3 Month Term SOFR + 1.43%), 07/20/32 (a)	10,000	9,917
Wells Fargo & Company
Series 2016-B-C34, REMIC, 4.09%, 04/17/26	2,000	1,820
Interest Only, Series 2016-XA-C33, REMIC, 1.73%, 03/17/59 (a)	1,918	56
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	300	254
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (a)	375	316
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 1.08%, 12/17/48 (a)	3,222	50
Wells Fargo Commercial Mortgage Trust 2017-C38
Interest Only, Series 2017-XA-C38, REMIC, 1.09%, 07/15/50 (a)	22,531	592
Wells Fargo Commercial Mortgage Trust 2018-C47
Series 2018-C-C47, REMIC, 5.09%, 10/17/28 (a)	344	279
Wells Fargo Commercial Mortgage Trust 2018-C48
Interest Only, Series 2018-XA-C48, REMIC, 1.11%, 01/18/52 (a)	13,123	496
Wells Fargo Commercial Mortgage Trust 2022-ONL
Series 2022-A-ONL, REMIC, 3.86%, 02/18/27	5,250	4,713
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	192	165
Wells Fargo Mortgage Backed Securities 2007-AR4 Trust
Series 2007-A1-AR4, REMIC, 5.71%, 08/25/37 (a)	130	109
WFRBS Commercial Mortgage Trust 2013-C18
Interest Only, Series 2013-XA-C18, REMIC, 0.87%, 12/17/46 (a)	31,019	1
WFRBS Commercial Mortgage Trust 2014-C19
Interest Only, Series 2014-XA-C19, REMIC, 1.11%, 03/15/47 (a)	24,073	26
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 1.15%, 08/16/47 (a)	2,092	10
Whitebox CLO III Ltd
Series 2021-A1-3A, 6.79%, (3 Month Term SOFR + 1.48%), 10/16/34 (a)	15,000	14,880
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28 (b)	2,432	2,006
Total Non-U.S. Government Agency Asset-Backed Securities (cost $934,269)		862,121
GOVERNMENT AND AGENCY OBLIGATIONS 24.3%
U.S. Treasury Note 21.4%
Treasury, United States Department of
4.25%, 12/31/24 - 05/31/25	126,700	124,843
4.13%, 01/31/25 - 06/15/26	55,130	54,158
3.88%, 03/31/25 - 01/15/26	113,540	111,116
4.63%, 06/30/25	17,440	17,290
3.13%, 08/15/25	40,000	38,587
3.63%, 05/15/26	53,080	51,454
		397,448
Commercial Mortgage-Backed Securities 1.1%
Federal Home Loan Mortgage Corporation
Series 2019-B-KF69, REMIC, 7.73%, (SOFR 30-Day Average + 2.41%), 08/27/29 (a)	920	894
Federal National Mortgage Association, Inc.
Series 2020-1A1-M49, REMIC, 1.30%, 11/25/30 (a)	7,297	6,263
Series 2022-A1-M1S, REMIC, 2.15%, 04/25/32 (a)	13,845	12,190
		19,347
Collateralized Mortgage Obligations 0.8%
Federal Home Loan Mortgage Corporation
Series AN-4030, REMIC, 1.75%, 04/15/27	621	598
Series CD-4484, REMIC, 1.75%, 07/15/30	827	762
Series NH-5105, REMIC, 2.00%, 02/25/37	3,481	2,985
Federal National Mortgage Association, Inc.
Series 2010-KF-147, REMIC, 5.98%, (SOFR 30-Day Average + 0.66%), 01/25/41 (a)	1,756	1,737
Series 2021-CG-29, REMIC, 1.25%, 05/25/41	3,779	3,158
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	854	742
Series 2021-HG-21, REMIC, 2.00%, 11/25/47	4,080	3,476

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Government National Mortgage Association
Series 2017-QF-141, REMIC, 5.74%, (1 Month Term SOFR + 0.41%), 09/20/47 (a)	1,396	1,336
		14,794
Mortgage-Backed Securities 0.6%
Federal National Mortgage Association, Inc.
2.00%, 11/01/40	6,612	5,331
4.41%, (1 Year USD LIBOR + 1.62%), 11/01/42 (a)	361	366
5.00%, 07/01/43 - 08/01/43	4,502	4,291
5.56%, (1 Year USD LIBOR + 1.69%), 05/01/44 (a)	648	659
		10,647
Sovereign 0.4%
Departamento Administrativo De La Presidencia De La Republica
4.50%, 01/28/26	3,100	2,963
Government of the Republic of Panama
3.75%, 03/16/25	1,300	1,258
Presidencia de la Republica Dominicana
5.50%, 01/27/25 (d)	300	297
South Africa, Parliament of
4.67%, 01/17/24	1,600	1,586
4.88%, 04/14/26	700	666
The Korea Development Bank
1.00%, 09/09/26	1,200	1,053
		7,823
Total Government And Agency Obligations (cost $462,243)		450,059
CORPORATE BONDS AND NOTES 12.6%
Financials 4.4%
AerCap Ireland Capital Designated Activity Company
1.75%, 10/29/24	1,790	1,706
American Express Company
6.25%, (SOFR + 0.93%), 03/04/25 (a)	1,075	1,078
5.97%, (SOFR + 0.65%), 11/04/26 (a)	550	544
Aviation Capital Group LLC
1.95%, 09/20/26 (c)	1,395	1,218
Avolon Holdings Funding Limited
2.13%, 02/21/26 (c)	1,815	1,627
Banco BBVA Peru
5.25%, 09/22/29 (d)	250	243
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (d)	900	860
Banco Continental S.A.E.C.A.
2.75%, 12/10/25 (d)	150	136
2.75%, 12/10/25 (c)	550	500
Banco de Bogota S.A.
6.25%, 05/12/26 (d)	900	858
Banco de Credito del Peru
3.13%, 07/01/30 (d)	1,150	1,054
3.25%, 09/30/31 (d)	200	176
3.25%, 09/30/31 (c)	1,650	1,452
Banco Internacional Del Peru S.A.A. – Interbank
6.63%, 03/19/29 (d)	200	198
4.00%, 07/08/30 (d)	1,500	1,386
Banco Latinoamericano de Comercio Exterior, S.A.
2.38%, 09/14/25 (d)	700	651
2.38%, 09/14/25 (c)	300	279
Banco Nacional De Comercio Exterior, S.N.C.
2.72%, 08/11/31 (d)	800	660
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.95%, 10/01/28 (d)	800	800
Bancolombia SA
6.91%, (5 Year Treasury + 2.93%), 10/18/27 (a)	600	559
4.63%, 12/18/29	1,700	1,468
Bank Hapoalim Ltd
3.26%, 01/21/32 (e)	2,000	1,706
Bank Leumi Le-Israel B.M.
3.28%, 01/29/31 (d)	1,400	1,250
Bank of America Corporation
3.46%, 03/15/25	4,310	4,253
Bank of Montreal
1.50%, 01/10/25 (e)	880	830
Barclays PLC
1.01%, 12/10/24	1,783	1,764
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (d)	900	870
BNP Paribas
4.71%, 01/10/25 (c)	1,735	1,726
BPCE
2.38%, 01/14/25 (c)	1,780	1,686
Brighthouse Financial, Inc.
2.00%, 06/28/28 (c)	1,400	1,156
Canadian Imperial Bank of Commerce
3.95%, 08/04/25 (e)	1,000	965
Capital One Financial Corporation
4.99%, 07/24/26	795	772
Caterpillar Financial Services Corporation
3.65%, 08/12/25	1,275	1,235
4.35%, 05/15/26	465	455
Citigroup Inc.
3.35%, 04/24/25	1,730	1,699
3.29%, 03/17/26	1,170	1,120
Commonwealth Bank of Australia
5.67%, (SOFR + 0.40%), 07/07/25 (a) (c)	1,650	1,643
Corporacion Financiera de Desarrollo S.A.
5.25%, 07/15/29 (d)	1,200	1,168
Credicorp Ltd.
2.75%, 06/17/25 (d)	200	188
DBS Group Holdings Ltd
4.52%, 12/11/28 (d)	200	199
1.82%, 03/10/31 (d)	2,000	1,808
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable
4.38%, 04/11/27 (d)	200	186
Global Bank Corporation
5.25%, 04/16/29 (d)	1,000	914
Gruposura Finance
5.50%, 04/29/26 (d)	800	760
HSBC Holdings PLC
1.16%, 11/22/24 (e)	1,820	1,804
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (d) (f)	113	102
Itau Unibanco Holding S.A.
3.88%, 04/15/31 (d)	900	829
John Deere Capital Corporation
4.75%, 01/20/28	1,745	1,710
JPMorgan Chase & Co.
0.56%, 02/16/25	1,045	1,022
3.22%, 03/01/25	2,370	2,339
3.90%, 07/15/25	1,680	1,627
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,720	1,708
Mitsubishi UFJ Financial Group Inc
3.78%, 03/02/25	2,160	2,093
Mizuho Financial Group, Inc.
6.28%, (SOFR + 0.96%), 05/22/26 (a)	840	839
Morgan Stanley
5.78%, (SOFR + 0.46%), 01/25/24 (a)	1,725	1,722
0.79%, 05/30/25	1,770	1,701
Multibank, Inc.
7.75%, 02/03/28 (c)	400	402
New York Life Global Funding
3.60%, 08/05/25 (c)	970	937
Oversea-Chinese Banking Corporation Limited
1.83%, 09/10/30 (d) (e)	1,700	1,558
1.83%, 09/10/30 (c) (e)	400	367
Royal Bank of Canada
5.83%, (SOFR + 0.53%), 01/20/26 (a)	845	836
Sumitomo Mitsui Trust Bank, Limited
5.65%, 03/09/26 (c)	1,685	1,679
Synchrony Financial
4.38%, 03/19/24	15	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
4.25%, 08/15/24	1,675	1,641
The Bank of Nova Scotia
4.75%, 02/02/26 (e)	835	815
The Charles Schwab Corporation
6.37%, (SOFR + 1.05%), 03/03/27 (a)	860	851
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	1,705	1,643
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	1,065	1,057
The Toronto-Dominion Bank
0.70%, 09/10/24 (e)	880	839
Truist Financial Corporation
5.71%, (SOFR + 0.40%), 06/09/25 (a)	880	860
United Overseas Bank Limited
1.75%, 03/16/31 (d)	2,000	1,794
Wells Fargo & Company
2.41%, 10/30/25	3,095	2,966
		81,562
Utilities 1.5%
Adani Energy Solutions Limited
4.00%, 08/03/26 (d)	900	784
Chile Electricity PEC SpA
0.00%, 01/25/28 (c) (f)	2,400	1,867
DTE Energy Company
4.88%, 06/01/28	830	802
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (d)	417	365
Enel Generacion Chile S.A.
4.25%, 04/15/24	2,100	2,066
Entergy Corporation
0.90%, 09/15/25	1,795	1,630
Fenix Power Peru S.A.
4.32%, 09/20/27 (d)	1,329	1,222
GNL Quintero S.A
4.63%, 07/31/29 (d)	1,130	1,071
Inkia Energy Limited
5.88%, 11/09/27 (d)	1,165	1,113
Kallpa Generacion S.A.
4.88%, 05/24/26 (d)	600	573
Mercury Chile Holdco LLC
6.50%, 01/24/27 (d)	1,500	1,376
6.50%, 01/24/27 (c)	400	367
Minejesa Capital B.V.
4.63%, 08/10/30 (d)	1,800	1,604
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (d)	250	227
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	460	454
4.26%, 09/01/24 (b)	370	364
NiSource Inc.
5.25%, 03/30/28	820	805
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (d)	600	545
Pacific Gas And Electric Company
3.25%, 02/16/24	680	672
4.95%, 06/08/25	1,125	1,099
Perusahaan Listrik Negara, PT
4.13%, 05/15/27 (d)	300	282
Public Service Enterprise Group Incorporated
0.84%, 11/08/23	1,225	1,219
0.80%, 08/15/25	50	46
Southern California Edison Company
6.09%, (SOFR + 0.83%), 04/01/24 (a)	1,155	1,155
4.90%, 06/01/26	490	481
The Southern Company
5.15%, 10/06/25	810	802
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (d)	2,400	2,238
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (d)	1,300	1,223
WEC Energy Group Inc.
4.75%, 01/09/26	820	803
		27,255
Health Care 1.0%
AbbVie Inc.
2.60%, 11/21/24	915	882
Amgen Inc.
5.51%, 03/02/26	810	805
Cardinal Health, Inc.
3.08%, 06/15/24	2,335	2,286
CVS Health Corporation
5.00%, 02/20/26	820	807
Elevance Health, Inc.
3.50%, 08/15/24	2,515	2,463
Eli Lilly and Company
5.00%, 02/27/26	1,010	1,003
Gilead Sciences, Inc.
3.65%, 03/01/26	875	838
HCA Inc.
5.00%, 03/15/24	1,595	1,588
5.38%, 02/01/25	125	124
McKesson Corporation
5.25%, 02/15/26	820	811
Pfizer Investment Enterprises Pte. Ltd
4.65%, 05/19/25	295	291
Royalty Pharma PLC
1.20%, 09/02/25	85	77
1.75%, 09/02/27	1,560	1,331
Thermo Fisher Scientific Inc.
4.95%, 08/10/26	1,710	1,692
UnitedHealth Group Incorporated
0.55%, 05/15/24	400	389
3.70%, 05/15/27	630	597
Viatris Inc.
1.65%, 06/22/25	960	887
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/24	1,710	1,624
		18,495
Industrials 1.0%
Adani Ports and Special Economic Zone Limited
3.38%, 07/24/24 (d)	800	774
4.00%, 07/30/27 (d)	500	421
Bioceanico Sovereign Certificate Limited
0.00%, 06/05/34 (d) (f)	134	93
Canadian Pacific Kansas City Limited
1.35%, 12/02/24	1,705	1,617
Lima Metro Line 2 Finance Limited
5.88%, 07/05/34 (d)	271	261
MV24 Capital B.V.
6.75%, 06/01/34 (d)	1,009	890
Northrop Grumman Corporation
2.93%, 01/15/25	1,363	1,315
3.25%, 01/15/28	365	335
Parker-Hannifin Corporation
3.65%, 06/15/24	1,690	1,662
Penske Truck Leasing Co., L.P.
4.40%, 07/01/27 (c)	1,700	1,592
PSA Treasury Pte. Ltd.
2.50%, 04/12/26 (d)	600	558
Republic Services, Inc.
2.50%, 08/15/24	1,695	1,647
RTX Corporation
5.00%, 02/27/26	835	825
Ryder System, Inc.
5.25%, 06/01/28	1,650	1,607
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (d)	1,000	974
St. Marys Cement Inc. (Canada)
5.75%, 01/28/27 (d)	200	194
The Boeing Company
4.88%, 05/01/25 (g)	850	835
Union Pacific Corporation
4.75%, 02/21/26	1,620	1,589
Veralto Corporation
5.50%, 09/18/26 (c)	870	866
		18,055

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Energy 0.9%
AI Candelaria (Spain), S.L.U
7.50%, 12/15/28 (d)	1,546	1,418
Cosan Luxembourg S.A.
7.00%, 01/20/27 (d)	1,450	1,441
Ecopetrol S.A.
4.13%, 01/16/25	1,000	965
Empresa Electrica Cochrane SpA
5.50%, 05/14/27 (d)	841	782
Enbridge Inc.
0.55%, 10/04/23	840	840
2.50%, 02/14/25	820	782
Energy Transfer LP
5.88%, 01/15/24	1,400	1,398
4.50%, 04/15/24	220	218
Galaxy Pipeline Assets Bidco Limited
1.75%, 09/30/27 (d)	1,896	1,746
Guara Norte S.a r.l.
5.20%, 06/15/34 (d)	884	755
Kinder Morgan, Inc.
4.30%, 06/01/25	830	809
Oleoducto Central S.A.
4.00%, 07/14/27 (d)	200	178
ONGC Videsh Limited
4.63%, 07/15/24 (d)	200	198
Ongc Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (d)	600	568
Petrobras Global Finance B.V.
7.38%, 01/17/27	800	825
Phillips 66
3.85%, 04/09/25	725	705
1.30%, 02/15/26	85	77
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	780	775
TransCanada PipeLines Limited
6.20%, 03/09/26	1,170	1,165
		15,645
Consumer Discretionary 0.8%
Amazon.com, Inc.
4.60%, 12/01/25	1,640	1,619
BMW US Capital, LLC
5.94%, (SOFR + 0.62%), 08/11/25 (a) (c)	865	866
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (c)	1,100	1,044
5.15%, 01/16/26 (c)	655	642
Expedia Group, Inc.
6.25%, 05/01/25 (c)	1,715	1,719
General Motors Financial Company, Inc.
5.25%, 03/01/26	1,750	1,710
Hyatt Hotels Corporation
5.75%, 01/30/27 (g)	1,425	1,415
Hyundai Capital America
1.00%, 09/17/24 (c)	1,755	1,672
Lowe`s Companies, Inc.
4.40%, 09/08/25	560	547
Marriott International, Inc.
3.60%, 04/15/24	1,700	1,678
McDonald's Corporation
1.45%, 09/01/25	1,730	1,602
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (c)	1,135	1,127
		15,641
Consumer Staples 0.8%
Adani International Container Terminal Private Limited
3.00%, 02/16/31 (d)	732	552
B.A.T Capital Corporation
2.79%, 09/06/24	740	718
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,015	915
Campbell Soup Company
3.95%, 03/15/25	1,675	1,627
Camposol SA
6.00%, 02/03/27 (d)	350	207
Cencosud S.A.
5.15%, 02/12/25 (d)	400	391
Constellation Brands, Inc.
3.60%, 05/09/24	805	794
Dollar General Corporation
4.15%, 11/01/25	810	781
Dollar Tree, Inc.
4.00%, 05/15/25	1,605	1,553
General Mills, Inc.
4.00%, 04/17/25	900	875
5.24%, 11/18/25	670	664
JBS USA Food Company
2.50%, 01/15/27	500	442
3.00%, 02/02/29	700	587
JDE Peet's N.V.
0.80%, 09/24/24 (c)	845	802
Keurig Dr Pepper Inc.
0.75%, 03/15/24	1,660	1,622
NBM US Holdings, Inc.
7.00%, 05/14/26 (d)	1,200	1,190
Philip Morris International Inc.
4.88%, 02/13/26	1,740	1,712
		15,432
Materials 0.8%
Avery Dennison Corporation
0.85%, 08/15/24	620	594
BHP Billiton Finance (USA) Limited
5.25%, 09/08/26	1,295	1,286
Braskem Netherlands Finance B.V.
8.50%, 01/23/81 (d)	1,600	1,576
CSN Resources S.A.
7.63%, 04/17/26 (d)	600	599
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (d)	600	569
Freeport-McMoRan Inc.
4.13%, 03/01/28	2,000	1,832
Glencore Funding LLC
4.13%, 03/12/24 (c)	470	466
4.00%, 04/16/25 (c)	1,165	1,131
1.63%, 09/01/25 (c)	60	55
Gold Fields Orogen Holding (BVI) Limited
5.13%, 05/15/24 (d)	200	198
Industrias Penoles, S.A.B. de C.V.
4.15%, 09/12/29 (d)	600	526
LG Chem, Ltd.
3.25%, 10/15/24 (d)	1,300	1,263
MEGlobal Canada ULC
5.00%, 05/18/25 (d)	600	585
MOS Holdings Inc.
4.25%, 11/15/23	1,243	1,240
PT Freeport Indonesia
4.76%, 04/14/27 (d)	800	761
4.76%, 04/14/27 (c)	600	571
PT Indonesia Asahan Aluminium (Persero)
4.75%, 05/15/25 (d)	1,000	979
Sasol Financing USA LLC
4.38%, 09/18/26	800	709
UPL Corporation Limited
4.50%, 03/08/28 (d)	400	346
		15,286
Information Technology 0.6%
Arrow Electronics, Inc.
6.13%, 03/01/26	790	787
Broadcom Corporation
3.88%, 01/15/27	30	28
Broadcom Inc.
3.15%, 11/15/25	835	789
Dell International L.L.C.
4.00%, 07/15/24 (g)	765	753
5.85%, 07/15/25 (g)	75	75
Hewlett Packard Enterprise Company
5.90%, 10/01/24	1,195	1,194
Intel Corporation
4.88%, 02/10/26	725	717

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Intuit Inc.
5.25%, 09/15/26	810	808
Microchip Technology Incorporated
0.97%, 02/15/24	1,780	1,748
NVIDIA Corporation
0.58%, 06/14/24	1,670	1,612
NXP B.V.
4.40%, 06/01/27	840	797
Oracle Corporation
5.80%, 11/10/25	1,705	1,711
Workday, Inc.
3.50%, 04/01/27	830	774
		11,793
Communication Services 0.5%
AT&T Inc.
5.54%, 02/20/26	980	972
Axiata SPV2 Berhad
4.36%, 03/24/26 (d)	1,035	999
Digicel Group Holdings Limited
0.00% (c) (e) (h) (i) (j) (k)	58	6
0.00%, 04/01/25 (c) (h) (i) (k)	122	22
KT Corp
1.00%, 09/01/25 (d)	200	183
Meta Platforms, Inc.
4.60%, 05/15/28	495	485
Millicom International Cellular SA
6.63%, 10/15/26 (d)	450	425
5.13%, 01/15/28 (d)	1,125	951
Omnicom Group Inc.
3.65%, 11/01/24	1,215	1,186
Sable International Finance Limited
5.75%, 09/07/27 (d)	900	816
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	600	549
T-Mobile USA, Inc.
4.75%, 02/01/28	650	623
4.80%, 07/15/28	1,045	1,004
VTR Comunicaciones SpA
5.13%, 01/15/28 (d)	750	421
VTR Finance N.V.
6.38%, 07/15/28 (d)	200	76
		8,718
Real Estate 0.3%
Crown Castle Inc.
4.80%, 09/01/28	825	783
Equinix, Inc.
1.25%, 07/15/25	1,740	1,601
Simon Property Group, L.P.
2.00%, 09/13/24	1,440	1,386
Welltower OP LLC
3.63%, 03/15/24	1,665	1,647
		5,417
Total Corporate Bonds And Notes (cost $242,202)		233,299
SENIOR FLOATING RATE INSTRUMENTS 5.4%
Consumer Discretionary 0.9%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 7.73%, (SOFR + 2.25%), 09/12/30 (a)	3,385	3,370
Aramark Services, Inc.
2019 Term Loan B4, 7.20%, (1 Month Term SOFR + 1.75%), 12/04/26 (a)	173	172
2021 Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 04/06/28 (a)	1,021	1,019
2023 Term Loan B6, 7.95%, (1 Month Term SOFR + 2.50%), 06/13/30 (a)	1,102	1,099
Asplundh Tree Expert, LLC
2021 Term Loan B, 7.18%, (1 Month Term SOFR + 1.75%), 09/07/27 (a)	4,855	4,846
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 7.17%, (1 Month Term SOFR + 1.75%), 10/25/23 (a)	400	400
KFC Holding Co.
2021 Term Loan B, 7.20%, (1 Month Term SOFR + 1.75%), 03/10/28 (a)	1,305	1,303
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 7.18%, (1 Month Term SOFR + 1.75%), 08/29/25 (a)	585	584
PCI Gaming Authority
Term Loan, 7.95%, (1 Month Term SOFR + 2.50%), 05/15/26 (a)	133	133
Pilot Travel Centers LLC
2021 Term Loan B, 7.43%, (1 Month Term SOFR + 2.00%), 07/29/28 (a)	4,025	4,018
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 05/19/30 (a)	509	509
		17,453
Industrials 0.9%
Ali Group North America Corporation
2021 Term Loan B, 7.45%, (1 Month Term SOFR + 2.00%), 10/13/28 (a)	1,135	1,133
American Airlines, Inc.
2017 1st Lien Term Loan, 7.00%, (SOFR + 1.75%), 01/29/27 (a)	87	86
Fleetcor Technologies Operating Company, LLC
2021 Term Loan B4, 7.18%, (1 Month Term SOFR + 1.75%), 04/21/28 (a)	4,626	4,606
Focus Financial Partners, LLC
2021 Term Loan B4, 7.83%, (1 Month Term SOFR + 2.50%), 12/31/24 (a) (k)	1,312	1,308
Generac Power Systems, Inc.
2019 Term Loan B, 7.18%, (1 Month Term SOFR + 1.75%), 12/11/26 (a)	109	108
ICON Luxembourg S.A.R.L.
LUX Term Loan, 7.75%, (3 Month Term SOFR + 2.25%), 06/16/28 (a)	2,700	2,698
IQVIA Inc.
2018 USD Term Loan B3, 7.29%, (1 Month USD LIBOR + 1.75%), 06/07/25 (a)	3,323	3,330
PRA Health Sciences, Inc.
US Term Loan, 7.75%, (3 Month Term SOFR + 2.25%), 06/16/28 (a)	673	672
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.08%, (3 Month Term SOFR + 3.75%), 09/16/27 (a)	149	154
SMG US Midco 2, Inc.
2020 Term Loan, 8.13%, (SOFR + 2.50%), 01/23/25 (a)	385	385
Standard Industries Inc.
2021 Term Loan B, 7.94%, (1 Month Term SOFR + 2.50%), 08/05/28 (a)	2,120	2,119
		16,599
Information Technology 0.8%
Cyxtera DC Holdings, Inc.
Term Loan B, 0.00%, 03/15/24 (a) (h) (i)	309	178
Energizer Holdings, Inc.
2020 Term Loan, 7.69%, (1 Month Term SOFR + 2.25%), 12/16/27 (a)	2,125	2,116
Gen Digital Inc.
2022 Term Loan B, 7.43%, (SOFR + 2.00%), 01/28/29 (a)	3,550	3,536
Go Daddy Operating Company, LLC
2021 Term Loan B4, 7.45%, (1 Month Term SOFR + 2.00%), 08/10/27 (a)	271	270
2022 Term Loan B5, 7.83%, (1 Month Term SOFR + 2.50%), 10/21/29 (a)	3,311	3,312
Iron Mountain, Inc.
2018 Term Loan B, 7.20%, (1 Month USD LIBOR + 1.75%), 03/02/26 (a)	4,583	4,571
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.32%, (SOFR + 3.00%), 10/15/27 (a) (k)	71	69
NCR Corporation
2019 Term Loan, 7.95%, (1 Month Term SOFR + 2.50%), 04/12/25 (a)	124	124
PointClickCare Technologies, Inc.
Term Loan B, 8.76%, (3 Month Term SOFR + 3.00%), 12/16/27 (a)	122	122

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
SS&C Technologies Inc.
2018 Term Loan B5, 7.20%, (1 Month Term SOFR + 1.75%), 04/15/25 (a)	811	811
		15,109
Health Care 0.7%
Avantor Funding, Inc.
2021 Term Loan B5, 7.68%, (1 Month Term SOFR + 2.25%), 11/08/27 (a)	1,777	1,775
Catalent Pharma Solutions Inc.
2021 Term Loan B3, 7.44%, (1 Month Term SOFR + 2.00%), 05/18/26 (a)	2,226	2,172
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 7.43%, (1 Month Term SOFR + 2.00%), 11/15/27 (a)	4,440	4,361
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 7.18%, (1 Month Term SOFR + 1.75%), 02/25/28 (a)	4,919	4,912
Sound Inpatient Physicians
2018 1st Lien Term Loan, 8.63%, (SOFR + 3.00%), 06/19/25 (a)	501	224
		13,444
Communication Services 0.7%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 07/30/28 (a)	464	463
Charter Communications Operating, LLC
2019 Term Loan B2, 7.12%, (3 Month Term SOFR + 1.75%), 02/01/27 (a)	4,535	4,528
Connect Finco Sarl
2021 Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/11/26 (a)	121	118
E.W. Scripps Company (The)
2019 Term Loan B2, 8.01%, (1 Month Term SOFR + 2.56%), 05/01/26 (a)	8	8
iHeartCommunications, Inc.
2020 Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 05/01/26 (a)	186	167
Lions Gate Capital Holdings LLC
2018 Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 03/20/25 (a)	106	106
NASCAR Holdings, LLC
Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 07/19/26 (a)	58	58
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (h) (i) (l)	30	—
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 7.75%, (3 Month Term SOFR + 2.25%), 06/29/25 (a)	3,835	3,830
WMG Acquisition Corp.
2021 Term Loan G, 7.57%, (1 Month Term SOFR + 2.13%), 01/13/28 (a)	3,320	3,317
Ziggo Financing Partnership
USD Term Loan I, 7.95%, (1 Month Term SOFR + 2.50%), 04/17/28 (a)	60	59
		12,654
Materials 0.6%
Axalta Coating Systems U.S. Holdings, Inc.
2023 USD Term Loan B4, 7.81%, (3 Month Term SOFR + 2.50%), 12/20/29 (a)	1,684	1,685
Berry Global, Inc.
2021 Term Loan Z, 7.29%, (SOFR + 1.75%), 07/01/26 (a)	1,694	1,693
Element Solutions Inc.
2019 Term Loan B1, 7.33%, (1 Month Term SOFR + 2.00%), 01/31/26 (a)	2,246	2,240
Graham Packaging Company Inc.
2021 Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 08/04/27 (a)	255	255
Phoenix Services International, LLC
2023 Exit PIK Term Loan, 11.43%, (1 Month Term SOFR + 11.10%), 06/13/28 (a)	27	25
Reynolds Consumer Products LLC
Term Loan, 7.18%, (1 Month Term SOFR + 1.75%), 01/30/27 (a)	4,609	4,601
		10,499
Financials 0.4%
Setanta Aircraft Leasing Designated Activity Co
Term Loan B, 7.54%, (3 Month USD LIBOR + 2.00%), 11/05/28 (a)	3,190	3,187
Trans Union, LLC
2019 Term Loan B5, 7.18%, (1 Month Term SOFR + 1.75%), 11/13/26 (a)	2,869	2,864
2021 Term Loan B6, 7.70%, (1 Month Term SOFR + 2.25%), 11/16/28 (a)	1,234	1,233
Walker & Dunlop, Inc.
2021 Term Loan, 7.68%, (SOFR + 2.25%), 10/14/28 (a)	639	635
		7,919
Utilities 0.3%
Calpine Corporation
Term Loan B9, 7.45%, (1 Month Term SOFR + 2.00%), 03/22/26 (a)	820	819
2019 Term Loan B10, 7.45%, (1 Month Term SOFR + 2.00%), 08/02/26 (a)	38	38
2020 Term Loan B5, 7.95%, (1 Month Term SOFR + 2.50%), 12/02/27 (a)	985	984
ExGen Renewables IV, LLC
2020 Term Loan, 8.18%, (3 Month Term SOFR + 2.50%), 12/11/27 (a)	161	160
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.20%, (1 Month Term SOFR + 1.75%), 12/11/25 (a)	3,856	3,854
		5,855
Consumer Staples 0.1%
Froneri International Ltd.
2020 USD Term Loan, 7.68%, (1 Month Term SOFR + 2.25%), 01/29/27 (a)	474	470
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 9.09%, (3 Month Term SOFR + 3.75%), 10/02/26 (a)	106	106
US Foods, Inc.
2019 Term Loan B, 7.45%, (1 Month Term SOFR + 2.00%), 08/14/26 (a)	493	492
		1,068
Total Senior Floating Rate Instruments (cost $101,097)		100,600
COMMON STOCKS 0.0%
Communication Services 0.0%
Flame Aggregator LLC (h) (l)	—	1
Flame Aggregator LLC (h) (l)	2	12
Total Common Stocks (cost $0)		13
SHORT TERM INVESTMENTS 13.6%
U.S. Treasury Bill 9.5%
Treasury, United States Department of
5.20%, 10/05/23	105,000	104,954
4.98%, 05/16/24 (m)	74,840	72,353
		177,307
Investment Companies 4.1%
JNL Government Money Market Fund - Class I, 5.16% (n) (o)	75,451	75,451
Total Short Term Investments (cost $252,902)		252,758
Total Investments 102.3% (cost $1,992,713)		1,898,850
Other Derivative Instruments (1.8)%		(33,135)
Other Assets and Liabilities, Net (0.5)%		(9,470)
Total Net Assets 100.0%		1,856,245

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $65,306 and 3.5% of the Fund.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(h) Non-income producing security.

(i) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) All or a portion of the security is pledged or segregated as collateral.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	16,461	528,113	469,123	2,860	—	—	75,451	4.1

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Energy Solutions Limited, 4.00%, 08/03/26	06/15/23	804	784	—
Adani International Container Terminal Private Limited, 3.00%, 02/16/31	08/10/22	613	552	—
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	11/09/21	810	774	—
Adani Ports and Special Economic Zone Limited, 4.00%, 07/30/27	08/01/22	463	421	—
AI Candelaria (Spain), S.L.U, 7.50%, 12/15/28	06/01/22	1,478	1,418	0.1
Axiata SPV2 Berhad, 4.36%, 03/24/26	01/22/21	1,105	999	0.1
Banco BBVA Peru, 5.25%, 09/22/29	08/28/23	244	243	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	02/18/21	929	860	0.1
Banco Continental S.A.E.C.A., 2.75%, 12/10/25	05/27/22	140	136	—
Banco de Bogota S.A., 6.25%, 05/12/26	08/01/23	875	858	0.1
Banco de Credito del Peru, 3.13%, 07/01/30	04/05/21	1,153	1,054	0.1
Banco de Credito del Peru, 3.25%, 09/30/31	06/17/21	199	176	—
Banco Internacional Del Peru S.A.A. – Interbank, 6.63%, 03/19/29	12/16/21	203	198	—
Banco Internacional Del Peru S.A.A. – Interbank, 4.00%, 07/08/30	05/13/21	1,479	1,386	0.1
Banco Latinoamericano de Comercio Exterior, S.A., 2.38%, 09/14/25	11/16/21	691	651	—
Banco Nacional De Comercio Exterior, S.N.C., 2.72%, 08/11/31	08/11/22	698	660	—
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.95%, 10/01/28	04/06/23	790	800	—
Bank Leumi Le-Israel B.M., 3.28%, 01/29/31	08/24/22	1,266	1,250	0.1
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer, 5.35%, 11/12/29	04/04/19	877	870	0.1
Bioceanico Sovereign Certificate Limited, 0.00%, 06/05/34	02/16/23	95	93	—
Braskem Netherlands Finance B.V., 8.50%, 01/23/81	07/07/22	1,603	1,576	0.1
Camposol SA, 6.00%, 02/03/27	06/16/21	356	207	—
Cencosud S.A., 5.15%, 02/12/25	08/12/22	402	391	—
Corporacion Financiera de Desarrollo S.A., 5.25%, 07/15/29	05/20/21	1,207	1,168	0.1
Cosan Luxembourg S.A., 7.00%, 01/20/27	03/31/23	1,451	1,441	0.1
Credicorp Ltd., 2.75%, 06/17/25	08/31/23	189	188	—
CSN Resources S.A., 7.63%, 04/17/26	08/15/22	603	599	—
DBS Group Holdings Ltd, 4.52%, 12/11/28	03/21/22	201	199	—
DBS Group Holdings Ltd, 1.82%, 03/10/31	09/15/21	1,999	1,808	0.1
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	422	365	—
Empresa Electrica Cochrane SpA, 5.50%, 05/14/27	05/11/21	829	782	—
EQUATE Petrochemical B.V., 4.25%, 11/03/26	11/12/21	636	569	—
Fenix Power Peru S.A., 4.32%, 09/20/27	12/11/20	1,367	1,222	0.1
Fondo Inbursa, S.A. de C.V. , Sociedad de Inversion de Renta Variable, 4.38%, 04/11/27	09/11/23	188	186	—
Galaxy Pipeline Assets Bidco Limited, 1.75%, 09/30/27	02/10/21	1,913	1,746	0.1
Global Bank Corporation, 5.25%, 04/16/29	04/11/23	923	914	0.1
GNL Quintero S.A, 4.63%, 07/31/29	08/04/21	1,204	1,071	0.1
Gold Fields Orogen Holding (BVI) Limited, 5.13%, 05/15/24	04/11/22	201	198	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gruposura Finance, 5.50%, 04/29/26	06/09/21	834	760	—
Guara Norte S.a r.l., 5.20%, 06/15/34	11/21/22	772	755	—
Industrias Penoles, S.A.B. de C.V., 4.15%, 09/12/29	08/10/23	545	526	—
Inkia Energy Limited, 5.88%, 11/09/27	12/20/21	1,147	1,113	0.1
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	109	102	—
Itau Unibanco Holding S.A., 3.88%, 04/15/31	08/03/21	870	829	0.1
Kallpa Generacion S.A., 4.88%, 05/24/26	05/26/22	591	573	—
KT Corp, 1.00%, 09/01/25	01/28/21	201	183	—
LG Chem, Ltd., 3.25%, 10/15/24	06/17/20	1,325	1,263	0.1
Lima Metro Line 2 Finance Limited, 5.88%, 07/05/34	08/24/23	264	261	—
MEGlobal Canada ULC, 5.00%, 05/18/25	03/23/22	603	585	—
Mercury Chile Holdco LLC, 6.50%, 01/24/27	04/20/22	1,442	1,376	0.1
Millicom International Cellular SA, 6.63%, 10/15/26	03/24/22	451	425	—
Millicom International Cellular SA, 5.13%, 01/15/28	06/21/21	1,084	951	0.1
Minejesa Capital B.V., 4.63%, 08/10/30	05/11/21	1,801	1,604	0.1
Mong Duong Finance Holdings B.V., 5.13%, 05/07/29	01/11/23	222	227	—
MV24 Capital B.V., 6.75%, 06/01/34	09/22/22	898	890	0.1
NBM US Holdings, Inc., 7.00%, 05/14/26	05/19/23	1,170	1,190	0.1
Oleoducto Central S.A., 4.00%, 07/14/27	01/10/23	180	178	—
ONGC Videsh Limited, 4.63%, 07/15/24	03/22/23	199	198	—
Ongc Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	01/26/23	575	568	—
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	07/07/21	607	545	—
Oversea-Chinese Banking Corporation Limited, 1.83%, 09/10/30	10/23/20	1,702	1,558	0.1
Perusahaan Listrik Negara, PT, 4.13%, 05/15/27	03/22/23	288	282	—
Presidencia de la Republica Dominicana, 5.50%, 01/27/25	04/14/23	299	297	—
PSA Treasury Pte. Ltd., 2.50%, 04/12/26	02/02/21	617	558	—
PT Freeport Indonesia, 4.76%, 04/14/27	09/15/22	777	761	—
PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/25	05/10/22	994	979	0.1
Sable International Finance Limited, 5.75%, 09/07/27	07/13/21	900	816	0.1
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	05/26/22	997	974	0.1
St. Marys Cement Inc. (Canada), 5.75%, 01/28/27	09/28/23	195	194	—
Telefonica Celular del Paraguay S.A., 5.88%, 04/15/27	08/18/23	562	549	—
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/14/21	2,503	2,238	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	05/20/21	1,363	1,223	0.1
United Overseas Bank Limited, 1.75%, 03/16/31	09/27/21	1,994	1,794	0.1
UPL Corporation Limited, 4.50%, 03/08/28	07/21/22	346	346	—
VTR Comunicaciones SpA, 5.13%, 01/15/28	06/17/21	767	421	—
VTR Finance N.V., 6.38%, 07/15/28	04/21/22	188	76	—
		60,988	56,981	3.1

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	10/20/23	64,000	—	1,482
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	01/26/24	85,000	—	(4,810)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	12/29/23	100,000	—	(2,159)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	12/01/23	75,000	—	2,803
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	03/15/24	79,000	—	(2,642)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	01/19/24	73,000	—	(2,340)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	10/20/23	2,000	—	(43)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	BCL	02/23/24	82,000	—	(4,915)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	02/15/24	80,000	—	(5,016)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	12/14/23	7,000	—	(318)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	12/14/23	68,000	—	(143)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	12/20/23	75,000	—	(1,596)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	11/09/23	69,000	—	3,118
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	03/21/24	100,000	—	(4,542)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.39% (MT)	BNP	10/12/23	90,000	—	3,647
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	02/09/24	95,000	—	(6,560)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	10/04/23	85,000	—	1,661
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.38% (MT)	BOA	03/06/24	93,000	—	(4,669)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	04/05/24	75,000	—	126
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	12/06/23	69,000	—	3,008
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	11/16/23	49,000	—	790
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	01/10/24	75,000	—	(2,312)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	03/28/24	90,000	—	(3,640)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	11/01/23	62,000	—	2,887
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	02/28/24	72,000	—	(2,183)
Schiller Barclays CAPE US Sector II Index (MT) ‡	Fixed Rate of 0.40% (MT)	CIB	01/31/24	82,000	—	(4,769)
					—	(33,135)

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E#constituents

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	862,121	—	862,121
Government And Agency Obligations	—	450,059	—	450,059
Corporate Bonds And Notes	—	233,299	—	233,299
Senior Floating Rate Instruments	—	100,600	—	100,600
Common Stocks	—	—	13	13
Short Term Investments	75,451	177,307	—	252,758
	75,451	1,823,386	13	1,898,850
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	19,522	—	19,522
	—	19,522	—	19,522
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(52,657)	—	(52,657)
	—	(52,657)	—	(52,657)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/DoubleLine Total Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 59.7%
Mortgage-Backed Securities 25.5%
Federal Home Loan Mortgage Corporation
3.00%, 06/01/43 - 03/01/52	71,139	60,868
4.00%, 09/01/43 - 01/01/53	30,962	27,697
3.50%, 02/01/46 - 05/01/52	29,142	25,288
2.50%, 09/01/50 - 12/01/50	20,018	15,967
4.50%, 07/01/52 - 08/01/52	22,115	20,335
Federal National Mortgage Association, Inc.
4.50%, 04/01/26 - 06/01/52	14,077	12,978
2.48%, 11/01/29	16,800	14,388
1.90%, 05/01/30	25,000	20,591
1.88%, 02/01/32	10,000	7,701
2.63%, 04/01/32	62,149	50,048
1.83%, 11/01/33	6,300	4,634
3.00%, 03/01/35 - 04/01/51	50,307	42,390
2.00%, 05/01/36 - 02/01/51	67,899	54,295
3.50%, 09/01/43 - 04/01/52	58,289	50,799
2.20%, 09/01/46	16,551	11,925
4.00%, 08/01/47 - 10/01/49	26,136	23,669
2.50%, 09/01/50 - 03/01/51	68,387	54,816
5.00%, 05/01/53	17,724	16,785
Government National Mortgage Association
3.50%, 10/20/45	1,250	1,096
2.50%, 08/20/51	34,081	27,583
		543,853
U.S. Treasury Bond 16.1%
Treasury, United States Department of
3.63%, 05/15/53	243,000	201,272
4.13%, 08/15/53	155,000	140,784
		342,056
Collateralized Mortgage Obligations 15.8%
Federal Home Loan Mortgage Corporation
Series A-4260, REMIC, 3.00%, 02/15/32	1,132	1,107
Series AY-4092, REMIC, 3.00%, 08/15/32	8,200	7,316
Series EY-4215, REMIC, 3.00%, 06/15/33	10,000	8,707
Series UB-4247, REMIC, 3.00%, 09/15/33	6,199	5,544
Series EB-4247, REMIC, 3.50%, 09/15/33	4,774	4,468
Series 2021-M2-HQA2, REMIC, 7.36%, (SOFR 30-Day Average + 2.05%), 12/27/33 (a)	5,460	5,326
Interest Only, Series SP-3770, REMIC, 1.07%, (6.39% - (SOFR 30-Day Average * 1)), 11/15/40 (a)	301	3
Interest Only, Series SM-3780, REMIC, 1.07%, (6.39% - (SOFR 30-Day Average * 1)), 12/15/40 (a)	5,290	420
Series KA-4366, REMIC, 3.00%, 03/15/41	378	374
Series SL-4061, REMIC, 0.00%, (6.86% - (SOFR 30-Day Average * 1.75)), 06/15/42 (a)	36	15
Series KM-4141, REMIC, 1.75%, 12/15/42	8,414	6,856
Series CS-4156, REMIC, 0.00%, (5.26% - (SOFR 30-Day Average * 1.2)), 01/15/43 (a)	3,279	2,074
Series 2023-M1B-HQA2, REMIC, 8.66%, (SOFR 30-Day Average + 3.35%), 06/25/43 (a)	3,000	3,075
Series UZ-4508, REMIC, 3.00%, 07/15/43	526	384
Series ZX-4404, REMIC, 4.00%, 04/15/44	57,213	52,770
Series AB-4533, REMIC, 3.00%, 06/15/44	2,681	2,450
Series CA-4573, REMIC, 3.00%, 11/15/44	9,176	8,377
Series LZ-4410, REMIC, 4.00%, 11/15/44	2,117	1,828
Series KZ-4440, REMIC, 3.00%, 02/15/45	13,910	11,256
Series GZ-4612, REMIC, 3.00%, 09/15/46	24,667	20,777
Series DZ-4894, REMIC, 3.50%, 06/15/49	5,449	4,767
Interest Only, Series ID-5159, REMIC, 3.00%, 10/25/49	20,759	3,128
Interest Only, Series MS-4291, REMIC, 0.47%, (5.79% - (SOFR 30-Day Average * 1)), 01/15/54 (a)	2,097	153
Federal National Mortgage Association, Inc.
Interest Only, Series C26-437, 4.50%, 01/25/52	21,576	5,352
Interest Only, Series C60-426, 3.50%, 02/25/52	19,838	3,681
Interest Only, Series C8-437, 2.50%, 06/25/52	25,472	3,915
Interest Only, Series 2010-CS-134, REMIC, 1.25%, (6.57% - (SOFR 30-Day Average * 1)), 12/25/25 (a)	70	—
Series 2013-QZ-54, REMIC, 3.00%, 06/25/33	194	168
Interest Only, Series 2005-S-2, REMIC, 1.17%, (6.49% - (SOFR 30-Day Average * 1)), 02/25/35 (a)	2,572	143
Series 2010-KD-120, REMIC, 4.00%, 10/25/40	262	239
Interest Only, Series 2011-ES-93, REMIC, 1.07%, (6.39% - (SOFR 30-Day Average * 1)), 09/25/41 (a)	890	76
Series 2013-PB-59, REMIC, 2.00%, 09/25/41	1,380	1,264
Series 2014-KZ-11, REMIC, 2.50%, 10/25/41	3,433	2,895
Interest Only, Series 2018-ST-25, REMIC, 0.62%, (5.94% - (SOFR 30-Day Average * 1)), 03/25/42 (a)	6,829	397
Series 2012-BZ-14, REMIC, 4.00%, 03/25/42	785	720
Series 2012-Z-31, REMIC, 4.00%, 04/25/42	742	678
Series 2012-CZ-87, REMIC, 3.00%, 08/25/42	10,820	9,351
Series 2015-AC-88, REMIC, 3.00%, 04/25/43	1,767	1,685
Series 2013-AZ-133, REMIC, 4.00%, 01/25/44	13,450	12,215
Series 2016-PA-81, REMIC, 3.00%, 02/25/44	1,065	1,022
Series 2014-GZ-85, REMIC, 3.00%, 12/25/44	13,066	10,885
Series 2015-CE-78, REMIC, 2.50%, 11/25/45	10,425	9,353
Series 2017-ZC-4, REMIC, 3.50%, 02/25/47	10,384	9,047
Series 2018-LZ-38, REMIC, 3.50%, 06/25/48	17,235	13,074
Series 2021-ZV-95, REMIC, 2.50%, 01/25/52	10,140	5,400
Series 2022-DZ-18, REMIC, 3.50%, 04/25/52	10,538	6,990
Series 2022-ZQ-16, REMIC, 3.50%, 04/25/52	8,051	5,799
Ginnie Mae REMIC Trust 2020-095
Interest Only, Series 2020-IH-86, REMIC, 3.00%, 06/20/50	14,267	2,268
Interest Only, Series 2020-WI-86, REMIC, 3.00%, 06/20/50	27,462	4,398
Government National Mortgage Association
Interest Only, Series 2010-PS-116, REMIC, 0.66%, (5.99% - (1 Month Term SOFR * 1)), 03/20/40 (a)	141	—
Series 2012-Z-32, REMIC, 3.50%, 03/20/42	1,097	979
Interest Only, Series 2021-IL-77, REMIC, 3.00%, 07/20/50	10,001	1,468
Interest Only, Series 2022-SA-22, REMIC, 0.00%, (3.60% - (SOFR 30-Day Average * 1)), 08/20/50 (a)	12,666	170
Series 2022-BZ-174, REMIC, 3.50%, 08/20/50	20,577	15,968
Interest Only, Series 2020-IE-160, REMIC, 2.50%, 10/20/50	39,367	5,003
Interest Only, Series 2020-SB-185, REMIC, 0.86%, (6.19% - (1 Month Term SOFR * 1)), 12/20/50 (a)	40,586	4,154
Interest Only, Series 2021-IM-15J, REMIC, 2.50%, 01/20/51	50,043	6,556
Interest Only, Series 2022-IA-218, REMIC, 2.50%, 01/20/51	30,209	3,666
Interest Only, Series 2021-IB-30, REMIC, 2.50%, 02/20/51	27,435	3,587
Interest Only, Series 2021-IM-24, REMIC, 3.00%, 02/20/51	16,450	2,411
Interest Only, Series 2021-S-59, REMIC, 0.00%, (2.60% - (SOFR 30-Day Average * 1)), 04/20/51 (a)	18,135	171
Interest Only, Series 2021-SL-58, REMIC, 0.00%, (3.64% - (1 Month Term SOFR * 1)), 04/20/51 (a)	56,198	1,132
Interest Only, Series 2021-IK-114, REMIC, 3.00%, 06/20/51	38,934	5,640
Series 2021-LZ-177, REMIC, 3.00%, 10/20/51	16,409	8,989
Interest Only, Series 2021-IQ-209, REMIC, 3.50%, 11/20/51	21,704	3,975
Series 2022-Z-25, REMIC, 3.00%, 02/20/52	8,121	5,708
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2022-IO-83, REMIC, 2.50%, 11/20/51	30,303	3,924

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-KI-16, REMIC, 3.50%, 02/20/50	9,582	1,806
		337,497
Commercial Mortgage-Backed Securities 2.3%
Federal National Mortgage Association, Inc.
Series 2022-A1X-M4, REMIC, 2.55%, 05/25/30 (a)	15,769	13,962
Interest Only, Series 2020-X1-M15, REMIC, 1.56%, 09/25/31 (a)	37,130	2,508
Government National Mortgage Association
Interest Only, Series 2021-IO-84, REMIC, 0.79%, 04/16/61 (a)	77,043	4,403
Interest Only, Series 2022-IO-14, REMIC, 0.66%, 12/16/61 (a)	38,250	1,876
Interest Only, Series 2021-IO-20, REMIC, 1.15%, 08/16/62 (a)	59,452	4,516
Interest Only, REMIC, 0.82%, 02/16/63 (a)	55,220	3,291
Interest Only, Series 2021-IO-52, REMIC, 0.72%, 04/16/63 (a)	66,988	3,591
Interest Only, Series 2021-IO-45, REMIC, 0.81%, 04/16/63 (a)	11,152	661
Interest Only, Series 2021-IO-22, REMIC, 0.98%, 05/16/63 (a)	18,345	1,220
Interest Only, Series 2021-IO-129, REMIC, 0.98%, 06/16/63 (a)	79,919	5,475
Interest Only, Series 2021-IO-79, REMIC, 0.88%, 08/16/63 (a)	41,667	2,601
Interest Only, Series 2022-IO-130, REMIC, 0.38%, 11/16/63 (a)	79,542	2,955
Interest Only, Series 2022-IO-118, REMIC, 0.64%, 06/16/64 (a)	29,261	1,505
		48,564
Total Government And Agency Obligations (cost $1,472,609)		1,271,970
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 39.6%
ABFC 2007-WMC1 Trust
Series 2007-A1A-WMC1, REMIC, 6.68%, (1 Month Term SOFR + 1.36%), 06/25/37 (a) (b)	3,473	2,291
Affirm Asset Securitization Trust 2020-Z1
Series 2020-A-Z1, 3.46%, 10/15/24	6	6
Affirm Asset Securitization Trust 2023-B
Series 2023-A-B, 6.82%, 04/15/26	5,000	5,008
Aircraft Lease Securitisation Limited
Series 2007-2F5-M1, REMIC, 4.15%, 12/25/28 (a) (b)	2,384	1,928
Aligned Data Centers Issuer, LLC
Series 2021-A2-1A, 1.94%, 08/17/26	5,000	4,359
Series 2021-B-1A, 2.48%, 08/17/26	4,000	3,395
Series 2023-A2-1A, 6.00%, 08/15/28	1,500	1,452
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	5,166	2,955
Alternative Loan Trust 2005-43
Series 2005-A2-23CB, REMIC, 5.50%, 07/25/35	1,768	1,459
Alternative Loan Trust 2005-45
Series 2005-2A1-53T2, REMIC, 6.00%, 11/25/35 (a)	14,265	8,817
Alternative Loan Trust 2006-15CB
Series 2006-1A7-23CB, REMIC, 6.00%, 08/25/36	1,145	1,029
Alternative Loan Trust 2006-OC8
Series 2006-1A2-OC8, REMIC, 5.75%, (1 Month Term SOFR + 0.43%), 11/25/36 (a) (b)	3,320	2,823
Alternative Loan Trust 2007-3T1
Series 2007-1A6-3T1, REMIC, 6.25%, 04/25/37	10,957	5,142
Alternative Loan Trust 2007-5CB
Interest Only, Series 2007-1A5-5CB, REMIC, 0.00%, (5.29% - (1 Month Term SOFR * 1)), 04/25/37 (a)	3,157	159
Series 2007-1A6-5CB, REMIC, 6.00%, (1 Month Term SOFR + 0.71%), 04/25/37 (a)	3,157	1,501
AMSR 2019-SFR1 Trust
Series 2019-E-SFR1, REMIC, 3.47%, 01/20/27	3,300	2,928
Anchorage Capital CLO 2018-10, Ltd.
Series 2018-A1A-10A, 6.77%, (3 Month Term SOFR + 1.46%), 10/15/31 (a)	2,000	1,993
Apidos CLO XII
Series 2013-CR-12A, 7.37%, (3 Month Term SOFR + 2.06%), 04/15/31 (a)	1,000	970
Apidos CLO XXXIX Ltd
Series 2022-A1-39A, 6.63%, (3 Month Term SOFR + 1.30%), 04/23/35 (a)	2,000	1,979
Aqua Finance Trust 2017-A
Series 2017-A-A, 3.72%, 10/15/24	306	303
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-C-DSNY, REMIC, 6.73%, (1 Month Term SOFR + 1.40%), 09/16/24 (a)	3,100	3,079
Banc of America Alternative Loan Trust 2006-4
Series 2006-5CB1-4, REMIC, 6.50%, 05/25/36	2,719	2,449
Bank 2020-BNK25
Series 2020-AS-BN25, REMIC, 2.84%, 01/17/30	306	242
BBCMS 2018-TALL Mortgage Trust
Series 2018-F-TALL, REMIC, 8.76%, (1 Month Term SOFR + 3.43%), 03/16/37 (a) (b)	6,125	3,142
BBCMS Mortgage Trust 2021-C10
Interest Only, Series 2021-XA-C10, REMIC, 1.41%, 07/17/54 (a)	22,632	1,476
BBCMS Mortgage Trust 2021-C11
Interest Only, Series 2021-XA-C11, REMIC, 1.49%, 09/17/54 (a)	42,929	3,033
BBCMS Mortgage Trust 2021-C12
Interest Only, Series 2021-XA-C12, REMIC, 1.07%, 11/18/54 (a)	12,429	629
BBCMS Mortgage Trust 2021-C9
Interest Only, Series 2021-XA-C9, REMIC, 1.74%, 02/18/54 (a)	35,509	2,846
BBCMS Mortgage Trust 2023-C19
Series 2023-A5-C19, REMIC, 5.45%, 03/17/33	1,194	1,153
BBCMS Trust 2018-CBM
Series 2018-A-CBM, REMIC, 6.38%, (1 Month Term SOFR + 1.05%), 07/15/37 (a) (b)	1,599	1,572
Bear Stearns Asset Backed Securities I LLC
Series 2006-21A3-AC2, REMIC, 6.00%, 03/25/36	189	184
Benchmark 2018-B7 Mortgage Trust
Interest Only, Series 2018-XA-B7, REMIC, 0.57%, 05/16/53 (a)	86,030	1,660
Benchmark 2020-B19 Mortgage Trust
Interest Only, Series 2020-XA-B19, REMIC, 1.88%, 09/17/53 (a)	36,205	2,479
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.38%, 07/17/54 (a)	20,206	1,274
Benchmark 2021-B29 Mortgage Trust
Interest Only, Series 2021-XB-B29, REMIC, 0.81%, 09/17/54 (a)	38,734	1,670
BlueMountain CLO 2014-2 Ltd
Series 2014-BR2-2A, 7.34%, (3 Month Term SOFR + 2.01%), 10/21/30 (a)	3,000	2,954
Bravo Residential Funding Trust 2020-RPL1
Series 2020-M1-RPL1, REMIC, 3.25%, 05/25/59 (a)	4,500	3,976
Bravo Residential Funding Trust 2021-A
Series 2021-A1-A, 1.99%, 01/25/24 (b)	7,091	6,872
BRAVO Residential Funding Trust 2023-NQM5
Series 2023-A1-NQM5, REMIC, 6.51%, 06/25/63 (b)	17,843	17,771
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-A-VKNG, REMIC, 6.38%, (1 Month Term SOFR + 1.04%), 10/15/25 (a)	3,089	3,057
BX Commercial Mortgage Trust 2021-CIP
Series 2021-A-CIP, REMIC, 6.37%, (1 Month Term SOFR + 1.04%), 12/15/23 (a)	3,000	2,936
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-E-VOLT, REMIC, 7.45%, (1 Month Term SOFR + 2.11%), 09/15/36 (a)	3,062	2,920
Series 2021-F-VOLT, REMIC, 7.85%, (1 Month Term SOFR + 2.51%), 09/15/36 (a)	1,562	1,467

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
BX Trust 2019-OC11
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29 (a)	4,941	3,938
CAL Funding IV Ltd.
Series 2020-A-1A, REMIC, 2.22%, 03/27/28	2,235	1,946
Carlyle Global Market Strategies Euro CLO 2016-1 Designated Activity Company
Series 2016-A1R2-1A, 6.73%, (3 Month Term SOFR + 1.40%), 04/20/34 (a)	2,000	1,987
Carrington Mortgage Loan Trust, Series 2007-RFC1
Series 2007-A3-RFC1, REMIC, 5.71%, (1 Month Term SOFR + 0.25%), 09/25/36 (a) (b)	2,857	2,700
CD 2017-CD6 Mortgage Trust
Series 2017-C-CD6, REMIC, 4.37%, 11/15/27 (a)	243	190
CFCRE 2016-C4 Mortgage Trust
Interest Only, Series 2016-XA-C4, REMIC, 1.76%, 05/10/58 (a)	71,109	2,081
Chase Mortgage Finance Trust Series 2006-S2
Series 2006-2A1-S2, REMIC, 6.00%, 10/25/36	6,469	2,560
CHL Mortgage Pass-Through Trust 2006-18
Series 2006-1A35-20, REMIC, 6.00%, 02/25/37	2,085	1,065
CHL Mortgage Pass-Through Trust 2007-8
Series 2007-1A5-8, REMIC, 5.44%, 01/25/38	2,128	915
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	8,174	7,829
Citigroup Commercial Mortgage Trust 2014-GC21
Interest Only, Series 2014-XA-GC21, REMIC, 1.28%, 05/10/47 (a)	19,915	55
Citigroup Commercial Mortgage Trust 2016-GC36
Interest Only, Series 2016-XA-GC36, REMIC, 1.37%, 02/12/49 (a)	19,129	417
Citigroup Commercial Mortgage Trust 2016-P3
Interest Only, Series 2016-XA-P3, REMIC, 1.82%, 04/16/49 (a)	14,655	392
Citigroup Mortgage Loan Trust 2007-AR8
Series 2007-1A1A-AR8, REMIC, 3.69%, 07/25/47 (a)	1,386	1,138
Citigroup Mortgage Loan Trust 2021-JL1
Series 2021-A-JL1, REMIC, 2.75%, 02/25/62 (a)	1,176	1,057
CLNC 2019-FL1, Ltd.
Series 2019-A-FL1, 6.68%, (SOFR 30-Day Average + 1.36%), 09/19/25 (a)	80	80
Cmalt (Citimortgage Alternative Loan Trust), Series 2006-A4
Series 2006-1A1-A4, REMIC, 6.00%, 09/25/36	1,106	960
CMALT (Citimortgage Alternative Loan Trust), Series 2007-A5
Series 2007-1A11-A5, REMIC, 6.00%, 05/25/37	838	765
COLT 2023-1 Mortgage Loan Trust
Series 2023-A1-1, REMIC, 6.05%, 04/25/68 (b)	7,065	6,985
Colt 2023-2 Mortgage Loan Trust
Series 2023-A1-2, REMIC, 6.60%, 07/25/68	5,069	5,059
COMM 2013-CCRE12 Mortgage Trust
Interest Only, Series 2013-XA-CR12, REMIC, 0.99%, 10/15/46 (a)	10,184	11
COMM 2014-CCRE17 Mortgage Trust
Interest Only, Series 2014-XA-CR17, REMIC, 1.10%, 05/10/47 (a)	25,584	59
COMM 2014-CCRE19 Mortgage Trust
Series 2014-C-CR19, REMIC, 4.85%, 08/12/24 (a)	1,163	1,092
COMM 2015-CCRE26 Mortgage Trust
Interest Only, Series 2015-XA-CR26, REMIC, 1.04%, 10/13/48 (a)	24,807	321
COMM 2015-DC1 Mortgage Trust
Interest Only, Series 2015-XA-DC1, REMIC, 1.12%, 02/12/48 (a)	18,712	153
COMM 2016-DC2 Mortgage Trust
Series 2016-C-DC2, REMIC, 4.81%, 02/12/26 (a)	1,340	1,195
Interest Only, Series 2016-XA-DC2, REMIC, 1.08%, 02/12/49 (a)	14,352	241
COMM 2018-HCLV Mortgage Trust
Series 2018-A-HCLV, REMIC, 6.48%, (1 Month Term SOFR + 1.30%), 09/15/33 (a)	3,070	2,809
Commonbond Student Loan Trust 2018-B-GS
Series 2018-C-BGS, REMIC, 4.12%, 08/25/28	85	69
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-7A1-11, REMIC, 6.00%, 12/25/35	5,261	2,772
Credit Suisse Securities (USA) LLC
Series 2005-3A2-9, REMIC, 6.00%, 10/25/35	4,004	1,297
Series 2006-2A3-2, REMIC, 6.00%, 03/25/36	2,235	954
CSAIL 2015-C1 Commercial Mortgage Trust
Interest Only, Series 2015-XA-C1, REMIC, 0.95%, 04/15/50 (a)	17,178	107
CSAIL 2015-C4 Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.71%, 11/18/25 (a)	1,911	1,715
CSAIL 2019-C16 Commercial Mortgage Trust
Interest Only, Series 2019-XA-C16, REMIC, 1.71%, 06/17/52 (a)	8,871	555
CSMC 2020-SPT1 Trust
Series 2020-M1-SPT1, REMIC, 3.39%, 07/25/24 (a)	7,000	6,163
CSMC 2021-B33
Series 2021-A1-B33, REMIC, 3.05%, 10/10/31	977	803
Series 2021-A2-B33, REMIC, 3.17%, 10/10/31	4,277	3,065
CSMC 2021-JR1 Trust
Series 2021-A1-JR1, REMIC, 2.46%, 04/25/24 (a)	394	379
CSMC 2021-JR2 Trust
Series 2021-A1-JR2, REMIC, 2.22%, 09/25/24 (a)	5,354	5,052
CSMC 2021-RPL3 Trust
Series 2021-A1-RPL3, REMIC, 2.00%, 01/25/60 (a)	8,800	7,359
CSMCM Trust
Interest Only, Series 2018-CERT-SP3, 4.28%, 09/25/58 (a)	16,490	13,473
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.78%, (3 Month Term SOFR + 1.45%), 01/21/31 (a) (c)	1,770	1,768
Databank Issuer, LLC
Series 2021-A2-1A, REMIC, 2.06%, 02/25/26	2,000	1,756
DBJPM 2016-C1 Mortgage Trust
Interest Only, Series 2016-XA-C1, REMIC, 1.52%, 05/12/49 (a)	20,370	513
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-2
Series 2007-2A1-2, REMIC, 5.73%, (1 Month Term SOFR + 0.41%), 09/25/47 (a) (b)	10,497	8,612
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2006-A2B-AB1, REMIC, 5.60%, 02/25/36 (a)	3,418	2,901
Series 2006-1A3-AR1, REMIC, 6.09%, (1 Month Term SOFR + 0.77%), 02/25/36 (a) (b)	7,986	7,547
DOLP Trust 2021-NYC
Series 2021-D-NYC, REMIC, 3.70%, 05/12/31	550	349
Series 2021-E-NYC, REMIC, 3.70%, 05/12/31	1,000	596
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-B-53A, 7.23%, (3 Month Term SOFR + 1.92%), 01/15/31 (a)	1,000	984
Elevation CLO 2018-9, Ltd.
Series 2018-A1-9A, 6.69%, (3 Month Term SOFR + 1.38%), 07/15/31 (a)	2,500	2,489
First Franklin Mortgage Loan Trust, Series 2007-FF2
Series 2007-A1-FF2, REMIC, 5.57%, (1 Month Term SOFR + 0.25%), 03/25/37 (a) (b)	5,247	2,677
First Horizon Mortgage Pass-Through Trust 2006-AR1
Series 2006-1A2-FA2, REMIC, 6.00%, 05/25/36	2,557	1,116
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	5,100	4,671
FMC GMSR Issuer Trust
Series 2021-A-GT1, 3.62%, 07/25/26 (b)	10,500	8,613
Series 2021-A-GT2, 3.85%, 10/25/26	11,300	9,302

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
FS Rialto 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.67%, (1 Month Term SOFR + 1.33%), 05/18/38 (a) (b)	3,442	3,399
Galaxy XXII CLO Ltd
Series 2016-ARR-22A, 6.77%, (3 Month Term SOFR + 1.46%), 04/17/34 (a)	4,500	4,458
Global SC Finance VI SRL
Series 2020-A-1A, 2.17%, 10/17/40	1,331	1,186
Goodgreen 2020-1 Trust
Series 2020-A-1A, 2.63%, 04/15/55	2,728	2,170
Grace Trust
Series 2020-D-GRCE, REMIC, 2.77%, 12/12/30 (a)	1,845	1,256
Great Wolf Trust 2019-WOLF
Series 2019-F-WOLF, REMIC, 8.35%, (1 Month Term SOFR + 3.25%), 12/15/36 (a) (b)	3,908	3,843
GS Mortgage Securities Corp Trust 2018-TWR
Series 2018-A-TWR, REMIC, 6.28%, (1 Month Term SOFR + 0.95%), 07/15/31 (a)	436	396
Series 2018-D-TWR, REMIC, 6.98%, (1 Month Term SOFR + 1.65%), 07/15/31 (a)	1,000	508
Series 2018-E-TWR, REMIC, 7.48%, (1 Month Term SOFR + 2.15%), 07/15/31 (a)	1,000	382
Series 2018-F-TWR, REMIC, 8.18%, (1 Month Term SOFR + 2.85%), 07/15/31 (a)	1,000	256
Series 2018-G-TWR, REMIC, 9.30%, (1 Month Term SOFR + 3.97%), 07/15/31 (a)	1,000	95
GS Mortgage Securities Corp.
Series 2006-AF5B-7, REMIC, 6.22%, 03/25/46 (b)	3,899	1,486
GS Mortgage Securities Trust 2014-GC20
Series 2014-A5-GC20, REMIC, 4.00%, 03/12/24	2,850	2,824
GS Mortgage Securities Trust 2014-GC24
Interest Only, Series 2014-XA-GC24, REMIC, 0.82%, 09/12/47 (a)	35,292	140
GS Mortgage Securities Trust 2015-GC34
Series 2015-B-GC34, REMIC, 4.47%, 10/10/25 (a)	782	672
Interest Only, Series 2015-XA-GC34, REMIC, 1.35%, 10/13/48 (a)	20,336	383
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (a)	2,462	2,183
Interest Only, Series 2015-XA-GS1, REMIC, 0.90%, 11/13/48 (a)	32,014	418
GS Mortgage Securities Trust 2016-GS3
Interest Only, Series 2016-XA-GS3, REMIC, 1.32%, 10/13/49 (a)	23,261	617
GS Mortgage Securities Trust 2017-GS7
Series 2017-C-GS7, REMIC, 4.24%, 07/12/27	4,800	3,674
Interest Only, Series 2017-C-2, REMIC, 1.23%, 08/12/50 (a)	32,340	1,008
GS Mortgage Securities Trust 2018-GS9
Series 2018-C-GS9, REMIC, 4.50%, 03/10/28 (a)	2,000	1,613
GS Mortgage Securities Trust 2019-GC38
Series 2019-A2-GC38, REMIC, 3.87%, 12/12/23	2,180	2,165
Interest Only, Series 2019-XA-GC38, REMIC, 1.11%, 02/12/52 (a)	43,154	1,879
GS Mortgage Securities Trust 2020-GC45
Interest Only, Series 2020-XA-GC45, REMIC, 0.78%, 02/14/53 (a)	48,357	1,383
GSR Mortgage Loan Trust 2006-OA1
Series 2006-3A2-OA1, REMIC, 4.31%, (COFI 11D (11th District Cost of Funds) + 1.50%), 08/25/46 (a)	12,564	2,249
Gulf Stream Meridian 4 Ltd
Series 2021-A1-4A, 6.77%, (3 Month Term SOFR + 1.46%), 07/17/34 (a)	2,500	2,484
Halcyon Loan Advisors Funding 2013-2 Ltd.
Series 2013-D-2A, 9.43%, (3 Month Term SOFR + 4.06%), 08/01/25 (a)	300	153
HalseyPoint CLO I, Ltd
Series 2019-B1-1A, 7.79%, (3 Month Term SOFR + 2.46%), 01/20/33 (a)	3,000	2,974
Hayfin Kingsland VIII Ltd
Series 2018-A-8A, 6.71%, (3 Month Term SOFR + 1.38%), 04/21/31 (a)	1,993	1,988
HERO Funding Trust 2016-4A
Series 2016-A2-4A, REMIC, 4.29%, 09/20/37	1,778	1,647
Home Partners of America 2018-1 Trust
Series 2021-D-1, REMIC, 2.48%, 09/19/29	2,238	1,807
Series 2021-E-1, REMIC, 2.58%, 09/19/29	1,023	802
Series 2021-F-1, REMIC, 3.33%, 09/19/29	1,179	931
HOMES Trust
Series 2023-A1-NQM2, REMIC, 6.46%, 02/25/68 (b)	4,774	4,759
Homeward Opportunities Fund Trust 2020-BPL1
Series 2020-A1-BPL1, 3.23%, 08/25/25 (b)	453	452
HSI Asset Securitization Corporation Trust 2007-NC1
Series 2007-A2-NC1, REMIC, 5.71%, (1 Month Term SOFR + 0.25%), 04/25/37 (a) (b)	1,978	1,186
Series 2007-A4-NC1, REMIC, 5.99%, (1 Month Term SOFR + 0.39%), 04/25/37 (a) (b)	9,309	5,585
IMT Trust 2017-APTS
Series 2017-AFX-APTS, REMIC, 3.48%, 06/17/24	3,200	3,130
IndyMac INDA Mortgage Loan Trust 2006-AR2
Series 2006-4A1-AR2, REMIC, 4.04%, 09/25/36 (a)	697	605
IndyMac MBS, Inc.
Series 2005-A6-A8CB, REMIC, 5.00%, 07/25/35	6,884	3,720
Ixis Real Estate Capital Trust 2006-HE1
Series 2006-A4-HE1, REMIC, 6.03%, (1 Month Term SOFR + 0.71%), 03/25/36 (a) (b)	4,247	2,094
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-FFX-WPT, REMIC, 5.54%, 07/08/33 (a)	2,666	1,526
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP
Series 2020-E-LOOP, REMIC, 3.86%, 12/07/26	2,666	1,682
J.P. Morgan Mortgage Acquisition Trust 2006-HE3
Series 2006-A3-HE3, REMIC, 5.65%, (1 Month Term SOFR + 0.33%), 01/25/34 (a) (b)	4,497	3,734
Series 2006-A4-HE3, REMIC, 5.75%, (1 Month Term SOFR + 0.43%), 07/25/36 (a) (b)	1,681	1,398
Series 2006-A5-HE3, REMIC, 5.91%, (1 Month Term SOFR + 0.59%), 11/25/36 (a) (b)	4,347	3,590
Series 2006-A5-WMC4, REMIC, 5.85%, (1 Month Term SOFR + 0.32%), 12/25/36 (a) (b)	20,940	10,369
J.P. Morgan Resecuritization Trust, Series 2009-10 Trust
Series 2009-4A2-10, REMIC, 1.52%, 03/26/37 (a)	1,067	1,049
Jamestown CLO Ltd
Series 2018-A1-6RA, 6.76%, (3 Month Term SOFR + 1.41%), 04/25/30 (a) (c)	2,641	2,633
Series 2018-A2A-6RA, 7.39%, (3 Month Term SOFR + 2.04%), 04/25/30 (a)	1,000	995
JPMBB Commercial Mortgage Securities Trust 2014-C21
Series 2014-A5-C21, REMIC, 3.77%, 06/17/24	2,898	2,845
Series 2014-B-C21, REMIC, 4.34%, 07/17/24 (a)	1,469	1,364
Series 2014-C-C21, REMIC, 4.80%, 07/17/24 (a)	2,000	1,679
JPMBB Commercial Mortgage Securities Trust 2015-C31
Series 2015-C-C32, REMIC, 4.80%, 10/20/25 (a)	2,065	1,540
JPMBB Commercial Mortgage Securities Trust 2015-C33
Series 2015-C-C33, REMIC, 4.79%, 11/18/25 (a)	2,224	1,814
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-B-JP2, REMIC, 3.46%, 07/17/26	5,081	4,271

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JPMDB Commercial Mortgage Securities Trust 2016-C2
Interest Only, Series 2016-XA-C2, REMIC, 1.63%, 06/17/49 (a)	17,855	486
JPMDB Commercial Mortgage Securities Trust 2019-COR6
Series 2019-AS-COR6, REMIC, 3.41%, 11/15/29	4,415	3,604
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-B-COR7, REMIC, 3.29%, 03/15/30 (a)	4,562	3,366
Interest Only, Series 2020-XA-COR7, REMIC, 1.77%, 05/15/53 (a)	38,737	2,379
JPMorgan Chase Bank, N.A.
Series 2022-A-NLP, REMIC, 5.93%, (1 Month Term SOFR + 0.60%), 04/15/37 (a)	3,417	3,144
Katayma CLO I Ltd
Series 2023-A1-1A, 7.40%, 10/20/36 (a)	5,000	5,000
Series 2023-B-1A, 8.04%, 10/20/36 (a)	1,000	1,000
Labrador Aviation Finance Limited
Series 2016-A1-1A, 4.30%, 01/15/24 (b)	11,478	9,670
LHome Mortgage Trust 2021-RTL2
Series 2021-A2-RTL2, 2.78%, 06/25/26	6,000	5,428
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-AS-CRE2, 6.95%, (1 Month Term SOFR + 1.61%), 02/15/24 (a)	1,943	1,941
LSTAR Commercial Mortgage Trust 2017-5
Interest Only, Series 2017-X-5, REMIC, 0.96%, 03/11/50 (a)	32,134	545
Massage Envy Franchising, LLC
Series 2019-A2-1, 6.45%, 07/30/24	6,256	6,127
Master Asset Securitization Trust
Series 2006-1A13-1, REMIC, 5.75%, 05/25/36	2,005	1,287
MASTR Adjustable Rate Mortgages Trust 2007-R5
Series 2007-A1-R5, REMIC, 4.87%, 11/25/35 (a)	9,373	5,129
MASTR Alternative Loan Trust 2007-1
Series 2007-2A1-1, REMIC, 6.50%, 10/25/36	2,588	887
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1
Series 2007-1A1-OAR5, REMIC, 3.41%, 10/25/47 (a)	10,220	3,247
Merrill Lynch Mortgage Capital Inc.
Series 2006-A1-AR1, REMIC, 1.48%, (1 Month Term SOFR + 0.44%), 03/25/37 (a) (b)	29,378	9,527
Merrill Lynch Mortgage Investors Trust, Series 2006-HE3
Series 2006-A3-HE3, REMIC, 5.73%, (1 Month Term SOFR + 0.41%), 06/25/37 (a) (b)	16,764	3,829
MF1 2021-FL7 Ltd.
Series 2021-A-FL7, 6.53%, (1 Month Term SOFR + 1.19%), 10/20/36 (a)	2,630	2,594
MFA 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 6.62%, 07/25/68 (b)	15,328	15,283
MidOcean Credit CLO
Series 2018-A1-9A, 6.74%, (3 Month Term SOFR + 1.41%), 07/21/31 (a) (c)	2,500	2,495
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
Series 2014-C-C18, REMIC, 4.62%, 09/17/24 (a)	1,500	1,341
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
Series 2014-C-C19, REMIC, 4.00%, 12/17/24	2,000	1,808
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Interest Only, Series 2016-XA-C28, REMIC, 1.30%, 01/15/49 (a)	17,988	349
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
Interest Only, Series 2016-XA-C30, REMIC, 1.48%, 09/17/49 (a)	16,468	467
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31
Series 2016-C-C31, REMIC, 4.40%, 10/19/26 (a)	2,960	2,329
Morgan Stanley Capital I Trust 2019-L3
Series 2019-AS-L3, REMIC, 3.49%, 11/16/29 (a)	3,847	3,232
Interest Only, Series 2019-XA-L3, REMIC, 0.75%, 11/18/52 (a)	70,449	2,105
Morgan Stanley Mortgage Loan Trust 2006-16AX
Series 2006-A2C-WMC2, REMIC, 1.99%, (1 Month Term SOFR + 0.41%), 07/25/36 (a) (b)	17,962	6,279
Morgan Stanley Mortgage Loan Trust 2007-12
Series 2007-3A22-12, REMIC, 6.00%, 08/25/37	1,080	400
Morgan Stanley Mortgage Loan Trust 2007-8XS
Series 2007-A1-8XS, REMIC, 5.75%, 04/25/37 (a)	997	480
Mosaic Solar Loan Trust 2020-1
Series 2020-B-1A, 3.10%, 11/22/32	1,702	1,452
MP CLO VIII Ltd
Series 2015-ARR-2A, 6.83%, (3 Month Term SOFR + 1.46%), 04/28/34 (a)	1,500	1,472
MRCD 2019-PARK Mortgage Trust
Series 2019-F-PARK, REMIC, 2.72%, 12/15/24	1,018	791
Series 2019-G-PARK, REMIC, 2.72%, 12/15/24	4,267	3,120
Nassau 2018-I Ltd.
Series 2018-A-IA, 6.72%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	2,000	1,978
Natixis Commercial Mortgage Securities Trust 2018-FL1
Series 2018-A-FL1, REMIC, 8.50%, (Prime + 0.00%), 06/15/35 (a)	607	492
Natixis Commercial Mortgage Securities Trust 2020-2PAC
Series 2020-D-2PAC, REMIC, 3.75%, 04/17/25	4,415	4,004
New Residential Mortgage Loan Trust 2020-RPL1
Series 2020-M2-RPL1, REMIC, 3.50%, 11/25/59 (a)	5,300	4,168
Nomura Asset Acceptance Corporation, Alternative Loan Trust, Series 2005-AR4
Series 2006-3A-AR1, REMIC, 4.86%, 02/25/36 (a)	409	280
Nomura Resecuritization Trust 2011-4R
Series 2011-2A10-4RA, REMIC, 3.78%, 07/26/41 (a)	6,028	4,904
NP SPE II LLC
Series 2019-A2-1A, 3.24%, 09/20/26	7,474	6,755
OBX 2022-NQM7 Trust
Series 2022-A1-NQM7, REMIC, 5.11%, 08/25/62 (b)	4,020	3,888
OBX 2023-NQM3 Trust
Series 2023-A1-NQM3, REMIC, 5.95%, 02/25/63 (a) (b)	4,812	4,739
OBX 2023-NQM4 Trust
Series 2023-A1-NQM4, REMIC, 6.11%, 03/25/63 (b)	4,832	4,781
Ocean Trails CLO X
Series 2020-AR-10A, 6.79%, (3 Month Term SOFR + 1.48%), 10/16/34 (a)	1,000	986
OFSI BSL IX, Ltd.
Series 2018-A-1A, 6.72%, (3 Month Term SOFR + 1.41%), 07/15/31 (a) (c)	2,000	1,973
Park Avenue Institutional Advisers CLO Ltd 2016-1
Series 2016-A1R-1A, 6.84%, (3 Month Term SOFR + 1.46%), 08/25/31 (a) (c)	2,500	2,494
PMT Credit Risk Transfer Trust 2019-3R
Series 2019-A-3R, REMIC, 8.13%, (1 Month Term SOFR + 2.81%), 10/29/24 (a) (b)	604	603
PMT Credit Risk Transfer Trust 2021-1R
Series 2021-A-1R, 8.31%, (SOFR 30-Day Average + 3.01%), 02/27/24 (a) (b)	2,312	2,300
PMT Issuer Trust - FMSR
Series 2021-A-FT1, 8.43%, (1 Month Term SOFR + 3.11%), 03/25/26 (a) (c)	2,000	1,954
PR Mortgage Loan Trust
Series 2014-APT-1, REMIC, 5.85%, 09/25/47 (a)	5,240	4,631
PRET 2021-NPL5 LLC
Series 2021-A1-NPL5, 2.49%, 10/25/24 (b)	10,227	9,609

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Pretium Mortgage Credit Partners I 2021-NPL1, LLC
Series 2021-A1-NPL1, REMIC, 2.24%, 03/27/24 (b)	250	237
Pretium Mortgage Credit Partners LLC
Series 2021-A1-RN2, 1.74%, 09/25/24 (b)	3,252	3,032
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	9,675	8,867
Progress Residential 2021-SFR3 Trust
Series 2021-E2-SFR3, REMIC, 2.69%, 05/19/26	8,500	7,427
Progress Residential 2021-SFR5 Trust
Series 2021-E1-SFR5, REMIC, 2.21%, 07/17/26	15,840	13,559
Progress Residential 2021-SFR8 Trust
Series 2021-E2-SFR8, REMIC, 2.53%, 10/19/26	5,100	4,382
PRPM 2021-6, LLC
Series 2021-A1-6, 1.79%, 07/25/24 (b)	8,740	8,179
PRPM 2021-7, LLC
Series 2021-A1-7, REMIC, 1.99%, 08/25/24 (b)	3,137	2,949
PRPM 2021-9, LLC
Series 2021-A1-9, 2.36%, 10/25/24 (a) (b)	2,966	2,775
PRPM, LLC
Series 2021-A1-2, 2.12%, 03/25/24 (a) (b)	936	889
RALI Series 2006-QS4 Trust
Series 2006-A4-QS4, REMIC, 6.00%, 04/25/36	1,474	1,117
RALI Series 2006-QS5 Trust
Series 2006-A4-QS5, REMIC, 6.00%, 05/25/36	1,561	1,211
Raptor Aircraft Finance I Limited
Series 2019-A-1, 4.21%, 08/23/26 (b) (c)	3,314	2,635
Rate Adjustable Mortgage Trust
Series 2005-6A21-4, REMIC, 4.75%, 08/25/35 (a)	3,172	2,618
RBSGC Mortgage Loan Trust 2007-B
Series 2007-1A4-B, REMIC, 5.88%, (1 Month Term SOFR + 0.56%), 12/25/36 (a)	2,542	867
Interest Only, Series 2007-1A6-B, REMIC, 0.62%, (5.94% - (1 Month Term SOFR * 1)), 01/25/37 (a)	2,542	211
RBSGC Mortgage Loan Trust, 2007-A
Series 2007-2A1-A, REMIC, 6.75%, 01/25/37	2,560	2,259
Ready Capital Mortgage Financing 2023-FL12, LLC
Series 2023-A-FL12, 7.65%, (1 Month Term SOFR + 2.75%), 05/25/38 (a)	2,815	2,815
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 5.04%, 01/25/36 (a)	4,206	2,848
Residential Asset Securitization Trust 2006-A12
Series 2006-A1-A12, REMIC, 6.25%, 11/25/36	8,966	3,440
Residential Asset Securitization Trust 2006-A6
Series 2006-2A11-A6, REMIC, 6.00%, 07/25/36	2,511	1,198
Residential Asset Securitization Trust 2007-A3
Series 2007-1A2-A3, REMIC, 4.76%, (45.51% - (1 Month Term SOFR * 7.67)), 04/25/37 (a)	677	523
Series 2007-1A1-A3, REMIC, 5.88%, (1 Month Term SOFR + 0.56%), 04/25/37 (a)	5,193	2,295
Residential Asset Securitization Trust 2007-A6
Series 2007-2A1-A6, REMIC, 6.50%, 06/25/37	2,921	659
Residential Asset Securitization Trust 2007-A8
Series 2007-1A1-A8, REMIC, 6.00%, 08/25/37	15,508	7,512
RFMSI Series 2006-S6 Trust
Series 2006-A14-S6, REMIC, 6.00%, 07/25/36	171	139
RFMSI Series 2007 S7 Trust
Series 2007-A20-S7, REMIC, 6.00%, 07/25/37	1,016	774
RFMSI Series 2007-S2 Trust
Series 2007-A4-S2, REMIC, 6.00%, 02/25/37	513	398
RFMSI Series 2007-S4 Trust
Series 2007-A2-S4, REMIC, 6.00%, 04/25/37	720	544
RFMSI Series 2007-S5 Trust
Series 2007-A2-S5, REMIC, 6.00%, 05/25/37	4,498	3,431
Rockford Tower CLO 2018-1 Ltd
Series 2018-A-1A, 6.74%, (3 Month Term SOFR + 1.36%), 05/20/31 (a) (c)	2,903	2,894
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	6,834	5,671
Securitized Asset Backed Receivables LLC Trust 2006-Nc3
Series 2006-A2B-NC3, REMIC, 5.73%, (1 Month Term SOFR + 0.41%), 09/25/36 (a) (b)	16,796	5,546
Shackleton 2015-VIII CLO LTD
Series 2015-AR-7RA, 6.72%, (3 Month Term SOFR + 1.41%), 07/15/31 (a)	2,000	1,993
Shenton Aircraft Investment I Limited
Series 2015-A-1A, 4.75%, 11/15/27	6,325	5,241
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 6.28%, (1 Month Term SOFR + 0.95%), 10/15/37 (a)	2,097	2,088
SLG Office Trust 2021-OVA
Series 2021-E-OVA, REMIC, 2.85%, 07/17/31	3,062	2,109
Series 2021-F-OVA, REMIC, 2.85%, 07/17/31	3,062	2,048
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-PT1-1, 9.72%, 05/25/30	1,843	1,819
SoFi Professional Loan Program 2017-F LLC
Series 2017-BFX-F, 3.62%, 05/25/27	8,000	7,128
SOHO Trust 2021-SOHO
Series 2021-B-SOHO, REMIC, 2.79%, 08/12/38 (a)	4,623	3,173
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.72%, (3 Month Term SOFR + 1.41%), 04/18/31 (a) (c)	3,000	2,980
Sound Point CLO IX Ltd
Series 2015-BRRR-2A, 7.39%, (3 Month Term SOFR + 2.06%), 07/20/32 (a)	850	837
Sound Point CLO XXIII
Series 2019-AR-2A, 6.74%, (3 Month Term SOFR + 1.43%), 07/17/34 (a)	2,000	1,970
Sound Pt CLO XXI Ltd
Series 2018-A1A-21, 6.79%, (3 Month Term SOFR + 1.44%), 10/27/31 (a) (c)	3,250	3,242
Stack Infrastructure Issuer, LLC
Series 2019-A2-2A, REMIC, 3.08%, 10/25/24	2,280	2,192
Starm Mortgage Loan Trust 2007-2
Series 2007-4A1-2, REMIC, 4.43%, 04/25/37 (a)	374	175
Starwood Mortgage Residential Trust 2021-2
Series 2021-B1-2, REMIC, 2.75%, 05/25/65 (a)	5,537	4,372
Steele Creek CLO 2016-1, Ltd.
Series 2016-AR-1A, 6.79%, (3 Month Term SOFR + 1.38%), 06/16/31 (a) (c)	1,921	1,911
Steele Creek CLO 2019-1, Ltd
Series 2019-BR-1A, 7.37%, (3 Month Term SOFR + 2.06%), 04/15/32 (a)	1,000	990
Structured Adjustable Rate Mortgage Loan Trust 2005-3XS
Series 2005-2A-21, REMIC, 6.22%, 11/25/35 (a)	3,134	2,588
Structured Asset Investment Loan Trust 2006-3
Series 2006-A1-3, REMIC, 5.59%, (1 Month Term SOFR + 0.27%), 06/25/36 (a) (b)	5,013	3,047
Structured Asset Investment Loan Trust 2006-4
Series 2006-A5-4, REMIC, 1.76%, (1 Month Term SOFR + 0.42%), 07/25/36 (a) (b)	20,500	6,023
Structured Asset Investment Loan Trust 2006-BNC3
Series 2006-A1-BNC3, REMIC, 5.61%, (1 Month Term SOFR + 0.29%), 09/25/36 (a) (b)	4,954	2,776
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	5,202	3,060
Sunnova Helios III Issuer, LLC
Series 2019-A-AA, 3.75%, 06/20/29	3,419	3,031
Sunnova Sol II Issuer, LLC
Series 2020-A-2A, 2.73%, 10/30/30	6,984	5,145
Taco Bell Funding, LLC
Series 2021-A2I-1A, 1.95%, 02/25/27	4,912	4,230
Series 2021-A23-1A, 2.54%, 08/25/31	3,930	2,996
Trinity Rail Leasing 2010 LLC
Series 2010-A-1A, 5.19%, 01/16/31 (c)	3,033	2,832
TRTX 2021-FL4 Issuer, Ltd.
Series 2021-A-FL4, 6.65%, (1 Month Term SOFR + 1.31%), 03/17/38 (a) (b)	2,315	2,261

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
UBS Commercial Mortgage Trust 2017-C1
Interest Only, Series 2017-XA-C1, REMIC, 1.68%, 06/17/50 (a)	14,952	627
Upstart Pass-Through Trust Series 2021-ST9
Series 2021-A-ST9, 1.70%, 11/20/29	2,387	2,316
Upstart Securitization Trust 2020-2
Series 2020-A-2, 2.31%, 11/20/30	312	310
Upstart Securitization Trust 2021-4
Series 2021-B-4, 1.84%, 09/20/31	5,250	5,047
Series 2021-C-4, 3.19%, 09/20/31	5,250	4,693
Vantage Data Centers Issuer, LLC
Series 2019-A2-1A, 3.19%, 07/15/24	4,798	4,671
VCAT 2021-NPL4 LLC
Series 2021-A1-NPL4, 1.87%, 08/26/24 (b)	2,628	2,424
Velocity Commercial Capital Loan Trust 2017-2
Series 2017-AFX-2, REMIC, 3.07%, 07/25/26 (a)	1,771	1,671
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (a)	11,022	10,840
Verus Securitization Trust 2023-4
Series 2023-A1-4, REMIC, 5.81%, 05/25/68 (b)	4,628	4,554
Vibrant CLO III Ltd
Series 2015-A1RR-3A, REMIC, 6.84%, (3 Month Term SOFR + 1.51%), 10/20/31 (a)	1,184	1,183
Visio 2021-1R Trust
Series 2021-M1-1R, REMIC, 2.73%, 05/25/56	6,161	5,037
VOLT CV LLC
Series 2021-A1-CF2, 2.49%, 11/25/24 (b)	787	715
VOLT XCII, LLC
Series 2021-A1-NPL1, 1.89%, 01/25/24 (b)	4,963	4,699
VOLT XCIV, LLC
Series 2021-A1-NPL3, 2.24%, 01/25/24 (b)	1,898	1,820
VOLT XCVI, LLC
Series 2021-A1-NPL5, 2.12%, 02/26/24 (b)	4,248	4,040
VOLT XCVII, LLC
Series 2021-A1-NPL6, 2.24%, 03/25/24 (b)	1,422	1,355
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2006-2A3-2, REMIC, 5.81%, (1 Month Term SOFR + 0.49%), 04/25/36 (a) (b)	13,996	4,857
Washington Mutual Asset-Backed Certificates WMABS Series 2006-HE5 Trust
Series 2006-2A2-HE5, REMIC, 5.61%, (1 Month Term SOFR + 0.29%), 10/25/36 (a) (b)	54	18
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-5 Trust
Series 2006-1A5-5, REMIC, 6.00%, 07/25/36	1,004	739
Series 2006-1A7-5, REMIC, 6.00%, 07/25/36	1,792	1,320
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
Series 2006-A4-7, REMIC, 4.05%, 09/25/36 (a) (b)	17,485	4,927
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
Series 2007-2A2-2, REMIC, 5.50%, 04/25/37	934	886
Waterfall Commercial Mortgage Trust 2015-SBC5
Series 2015-A-SBC5, REMIC, 4.10%, 01/14/26 (a)	706	696
Wellfleet CLO 2017-3 Ltd
Series 2017-A1-3A, 6.72%, (3 Month Term SOFR + 1.41%), 01/17/31 (a)	3,161	3,145
Wells Fargo & Company
Series 2016-C-C32, REMIC, 4.89%, 01/16/26 (a)	1,577	1,422
Series 2016-C-C34, REMIC, 5.23%, 04/17/26 (a)	1,937	1,693
Series 2016-C-LC24, REMIC, 4.58%, 09/17/26 (a)	2,000	1,666
Interest Only, Series 2016-XA-C33, REMIC, 1.73%, 03/17/59 (a)	10,385	303
Wells Fargo Alternative Loan 2007-PA3 Trust
Series 2007-2A1-PA3, REMIC, 6.00%, 07/25/37	1,135	954
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	1,046	885
Wells Fargo Alternative Loan 2007-PA5 Trust
Series 2007-1A1-PA5, REMIC, 6.25%, 11/25/37	385	315
Wells Fargo Commercial Mortgage Trust 2015-C31
Series 2015-C-C31, REMIC, 4.75%, 11/18/25 (a)	1,850	1,629
Wells Fargo Commercial Mortgage Trust 2015-LC20
Series 2015-C-LC20, REMIC, 4.06%, 03/17/25 (a)	2,386	2,202
Interest Only, Series 2015-XA-LC20, REMIC, 1.42%, 04/15/50 (a)	18,970	215
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-D-NXS4, REMIC, 3.84%, 11/18/25 (a)	2,031	1,713
Wells Fargo Commercial Mortgage Trust 2015-P2
Interest Only, Series 2015-XA-P2, REMIC, 1.08%, 12/17/48 (a)	17,288	267
Wells Fargo Commercial Mortgage Trust 2017-C39
Interest Only, Series 2017-XA-C39, REMIC, 1.23%, 09/16/50 (a)	67,045	1,977
Wells Fargo Commercial Mortgage Trust 2017-RC1
Interest Only, Series 2017-XA-RC1, REMIC, 1.54%, 01/16/60 (a)	15,421	580
Wells Fargo Commercial Mortgage Trust 2019-C54
Interest Only, Series 2019-XA-C54, REMIC, 0.95%, 12/17/52 (a)	36,945	1,380
Wells Fargo Commercial Mortgage Trust 2020-C55
Interest Only, Series 2020-XA-C55, REMIC, 1.42%, 02/18/53 (a)	58,171	3,309
Wells Fargo Commercial Mortgage Trust 2020-C56
Interest Only, Series 2020-XA-C56, REMIC, 1.52%, 06/17/53 (a)	57,934	3,367
Wells Fargo Commercial Mortgage Trust 2020-C58
Interest Only, Series 2020-XA-C58, REMIC, 1.92%, 07/17/53 (a)	31,217	2,803
Wells Fargo Mortgage Backed Securities 2007-7 Trust
Series 2007-A38-7, REMIC, 6.00%, 06/25/37	637	547
WFRBS Commercial Mortgage Trust 2014-C19
Interest Only, Series 2014-XA-C19, REMIC, 1.11%, 03/15/47 (a)	11,220	12
WFRBS Commercial Mortgage Trust 2014-C25
Interest Only, Series 2014-XA-C25, REMIC, 0.93%, 11/18/47 (a)	22,663	128
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (b) (c)	1,368	1,163
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 6.62%, (3 Month Term SOFR + 1.31%), 07/18/31 (a)	2,490	2,470
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,002,268)		843,324
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	19,728	19,728
Total Short Term Investments (cost $19,728)		19,728
Total Investments 100.2% (cost $2,494,605)		2,135,022
Other Assets and Liabilities, Net (0.2)%		(5,267)
Total Net Assets 100.0%		2,129,755

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $30,974 and 1.5% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/DoubleLine Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	38,251	455,920	474,443	812	—	—	19,728	0.9
JNL Securities Lending Collateral Fund - Institutional Class	—	78,400	78,400	30	—	—	—	—
	38,251	534,320	552,843	842	—	—	19,728	0.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DoubleLine Total Return Fund
Assets - Securities
Government And Agency Obligations	—	1,271,970	—	1,271,970
Non-U.S. Government Agency Asset-Backed Securities	—	843,324	—	843,324
Short Term Investments	19,728	—	—	19,728
	19,728	2,115,294	—	2,135,022

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 57.4%
Mortgage-Backed Securities 23.7%
Federal Home Loan Mortgage Corporation
2.50%, 01/01/28 - 04/01/52	15,627	12,733
3.00%, 12/01/30 - 11/01/51	13,428	11,441
3.50%, 04/01/33 - 03/01/52	2,717	2,389
1.50%, 07/01/35 - 04/01/51	11,414	8,513
2.00%, 07/01/35 - 04/01/52	23,333	19,012
4.00%, 05/01/38 - 05/01/48	3,491	3,187
4.50%, 10/01/42 - 07/01/52	435	401
3.50%, 03/01/52 (a)	1,538	1,333
5.00%, 05/01/52 - 08/01/53	3,963	3,764
5.50%, 09/01/52 - 09/01/53	10,979	10,638
6.50%, 01/01/53 - 10/01/53	2,266	2,302
6.00%, 03/01/53 - 07/01/53	2,159	2,150
Federal National Mortgage Association, Inc.
2.50%, 01/01/28 - 07/01/52	40,272	32,960
2.00%, 02/01/28 - 03/01/52	26,694	21,151
3.00%, 02/01/31 - 02/01/52	16,061	13,602
3.50%, 08/01/34 - 03/01/52	7,269	6,579
1.50%, 01/01/36 - 02/01/51	2,960	2,315
TBA, 2.50%, 09/01/36 - 11/15/53 (b)	11,735	9,699
4.00%, 06/01/38 - 09/01/52	8,745	7,913
TBA, 1.50%, 10/15/38 (b)	2,700	2,247
TBA, 5.00%, 10/15/38 - 11/15/38 (b)	3,150	3,067
4.50%, 03/01/39 - 02/01/53	8,143	7,573
2.00%, 10/01/41 - 04/01/51 (a)	4,846	3,742
3.50%, 11/01/51 (a)	3,340	2,882
5.00%, 07/01/52 - 06/01/53	7,384	7,015
5.50%, 09/01/52 - 09/01/53	14,911	14,457
6.00%, 11/01/52 - 06/01/53	2,491	2,471
TBA, 6.50%, 08/01/53 - 10/15/53 (b)	4,800	4,825
6.50%, 09/01/53	415	422
TBA, 2.00%, 10/15/53 - 11/15/53 (b)	45,550	34,665
TBA, 3.00%, 10/15/53 - 11/15/53 (b)	12,150	10,051
TBA, 3.50%, 10/15/53 - 11/15/53 (b)	12,050	10,366
TBA, 4.00%, 10/15/53 (b)	6,100	5,433
TBA, 4.50%, 10/15/53 (b)	800	735
Government National Mortgage Association
4.00%, 02/20/41 - 03/20/47	1,719	1,584
4.00%, 11/20/44 (a)	508	468
3.50%, 09/20/45 - 02/20/46	3,207	2,856
5.00%, 04/20/48	406	394
3.00%, 12/20/49 - 05/20/52	3,600	3,051
2.00%, 12/20/50 - 04/20/51	6,974	5,537
2.50%, 06/20/51 - 12/20/51	2,924	2,392
TBA, 3.00%, 11/15/52 - 10/15/53 (b)	8,650	7,332
4.50%, 03/20/53 - 04/20/53	3,361	3,104
TBA, 2.00%, 10/15/53 (b)	19,800	15,658
TBA, 2.50%, 10/15/53 - 11/15/53 (b)	15,400	12,587
TBA, 3.50%, 10/15/53 (b)	8,350	7,315
TBA, 4.00%, 10/15/53 (b)	2,600	2,343
TBA, 4.50%, 10/15/53 (b)	700	647
TBA, 5.00%, 10/15/53 (b)	3,700	3,507
TBA, 5.50%, 10/15/53 (b)	2,900	2,814
		353,622
U.S. Treasury Note 20.5%
Treasury, United States Department of
4.38%, 10/31/24 - 08/31/28	35,900	35,540
4.63%, 03/15/26	700	695
4.00%, 02/29/28 - 02/28/30	30,805	29,742
3.63%, 03/31/28 - 03/31/30	29,594	28,369
4.00%, 06/30/28 (a)	21,120	20,556
1.25%, 09/30/28	15,940	13,544
2.38%, 03/31/29	23,000	20,474
3.13%, 08/31/29	9,040	8,331
3.88%, 12/31/29	38,700	37,073
3.75%, 05/31/30	63	60
2.75%, 08/15/32	12,578	10,892
4.13%, 11/15/32	2,600	2,508
3.50%, 02/15/33	96,040	88,147
3.38%, 05/15/33	10,000	9,072
		305,003
U.S. Treasury Bond 8.7%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (c)	51,970	24,080
1.75%, 08/15/41	7,868	4,898
2.00%, 11/15/41 - 08/15/51	30,354	18,061
3.25%, 05/15/42	6,600	5,260
3.63%, 02/15/44 - 02/15/53	16,937	14,025
3.13%, 08/15/44	6,470	4,941
3.00%, 11/15/44	1,900	1,417
2.88%, 11/15/46 - 05/15/52	13,164	9,353
1.88%, 11/15/51	19,398	10,817
2.25%, 02/15/52	36,390	22,346
4.13%, 08/15/53	15,711	14,270
		129,468
Collateralized Mortgage Obligations 1.8%
Federal Home Loan Mortgage Corporation
Series AH-5213, REMIC, 2.25%, 04/25/37	478	431
Series VD-4676, REMIC, 4.00%, 08/15/37	26	26
Series VA-5083, REMIC, 1.00%, 08/15/38	447	410
Series LA-5041, REMIC, 1.50%, 11/25/40	1,023	812
Series PT-5046, REMIC, 1.50%, 11/25/40	776	616
Series AB-5210, REMIC, 3.00%, 01/25/42	267	237
Series AE-4636, REMIC, 4.00%, 07/15/42	42	41
Series AC-4661, REMIC, 4.00%, 04/15/43	30	29
Series LB-4492, REMIC, 4.00%, 03/15/44	18	17
Series LB-4506, REMIC, 4.00%, 04/15/44	32	31
Series LB-4522, REMIC, 4.00%, 06/15/44	23	22
Series LB-4535, REMIC, 4.00%, 08/15/44	23	23
Series LA-4993, REMIC, 2.00%, 08/25/44	406	356
Series CD-5266, REMIC, 4.50%, 10/25/44	532	511
Series BA-5000, REMIC, 2.00%, 04/25/45	501	433
Series LA-4646, REMIC, 4.00%, 09/15/45	55	54
Series KB-4692, REMIC, 4.00%, 10/15/46	143	134
Series AG-5176, REMIC, 2.00%, 01/25/47	758	619
Series PA-4746, REMIC, 4.00%, 02/15/47	69	64
Series KA-5180, REMIC, 2.50%, 10/25/47	201	172
Series LB-5202, REMIC, 2.50%, 10/25/47	199	168
Series GC-5159, REMIC, 2.00%, 11/25/47	161	134
Series BA-5190, REMIC, 2.50%, 11/25/47	245	207
Series BA-5198, REMIC, 2.50%, 11/25/47	377	324
Series DA-5197, REMIC, 2.50%, 11/25/47	186	158
Series A-5248, REMIC, 4.00%, 04/15/48	526	498
Series P-5236, REMIC, 5.00%, 04/25/48	185	179
Series M-5164, REMIC, 2.50%, 07/25/48	158	131
Series EA-5159, REMIC, 2.50%, 08/25/48	155	129
Series A-5182, REMIC, 2.50%, 10/25/48	1,302	1,092
Series AG-5202, REMIC, 3.00%, 01/25/49	152	132
Series TP-5178, REMIC, 2.50%, 04/25/49	345	290
Series BA-5169, REMIC, 2.50%, 05/25/49	686	576
Series CA-5190, REMIC, 2.50%, 05/25/49	200	167
Series TP-5189, REMIC, 2.50%, 05/25/49	239	200
Series A-5197, REMIC, 2.50%, 06/25/49	200	167
Series TP-5169, REMIC, 2.50%, 06/25/49	158	131
Series CA-5191, REMIC, 2.50%, 04/25/50	238	197
Series CB-5175, REMIC, 2.50%, 04/25/50	996	822
Series UA-5202, REMIC, 3.00%, 04/25/50	233	201
Series BE-5058, REMIC, 3.00%, 11/25/50	348	289
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	556	491
Series 2022-MA-13, REMIC, 3.00%, 05/25/44	3,049	2,782
Series 2020-JA-49, REMIC, 2.00%, 08/25/44	156	137
Series 2020-MA-43, REMIC, 2.00%, 01/25/45	424	368
Series 2020-BA-80, REMIC, 1.50%, 03/25/45	419	345
Series 2020-BA-101, REMIC, 1.50%, 09/25/45	282	231
Series 2022-HA-13, REMIC, 3.00%, 08/25/46	159	142
Series 2022-CK-35, REMIC, 4.00%, 03/25/47	2,229	2,046
Series 2022-AB-25, REMIC, 4.00%, 09/25/47	314	291
Series 2022-N-3, REMIC, 2.00%, 10/25/47	1,834	1,504
Series 2022-DA-5, REMIC, 2.25%, 11/25/47	631	524
Series 2022-E-7, REMIC, 2.50%, 11/25/47	782	671
Series 2021-DA-66, REMIC, 2.00%, 01/25/48	190	151
Series 2021-DM-66, REMIC, 2.00%, 01/25/48	201	161

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Series 2022-D-3, REMIC, 2.00%, 02/25/48	785	662
Series 2022-A-7, REMIC, 3.00%, 05/25/48	477	416
Series 2022-BA-9, REMIC, 3.00%, 05/25/48	241	210
Series 2022-JA-13, REMIC, 3.00%, 05/25/48	300	262
Series 2022-KA-1, REMIC, 3.00%, 05/25/48	335	292
Series 2021-H-59, REMIC, 2.00%, 06/25/48	175	139
Series 2022-E-30, REMIC, 4.50%, 07/25/48	378	359
Series 2021-L-85, REMIC, 2.50%, 08/25/48	170	143
Series 2021-NA-95, REMIC, 2.50%, 09/25/48	522	438
Series 2022-TC-49, REMIC, 4.00%, 12/25/48	123	113
Series 2022-B-4, REMIC, 2.50%, 05/25/49	204	170
Series 2021-BA-95, REMIC, 2.50%, 06/25/49	789	662
Series 2022-B-11, REMIC, 3.00%, 06/25/49	239	209
Series 2021-A-68, REMIC, 2.00%, 07/25/49	310	242
Series 2021-HA-96, REMIC, 2.50%, 02/25/50	278	236
Series 2022-A-28, REMIC, 2.50%, 02/25/52	699	625
Series 2022-TH-2, REMIC, 2.50%, 02/25/52	85	74
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	255	222
Series 2019-F-11, REMIC, 5.84%, (1 Month Term SOFR + 0.51%), 01/20/49 (d)	176	172
Series 2019-NF-23, REMIC, 5.89%, (1 Month Term SOFR + 0.56%), 02/20/49 (d)	94	91
Series 2019-FB-153, REMIC, 5.89%, (1 Month Term SOFR + 0.56%), 12/20/49 (d)	437	419
		27,230
Sovereign 1.5%
Abu Dhabi, Government of
3.13%, 09/30/49 (e)	480	311
3.88%, 04/16/50 (e)	710	530
3.00%, 09/15/51 (e)	105	65
Angola, Government of
9.50%, 11/12/25 (e)	190	185
8.25%, 05/09/28 (e)	125	108
8.75%, 04/14/32 (e)	100	80
9.38%, 05/08/48 (e)	20	15
Bank Gospodarstwa Krajowego
5.38%, 05/22/33 (e)	200	190
Bermuda, Government of
3.72%, 01/25/27 (e)	215	201
3.38%, 08/20/50 (e)	60	37
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 - 09/25/34 (e) (f) (g)	620	188
0.00%, 09/01/25 - 03/15/35 (e) (f) (g)	550	168
0.00%, 08/01/41 (d) (e) (f) (g)	75	35
Cameroon, Government of
9.50%, 11/19/25 (e)	95	92
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (e)	405	403
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
2.78%, 01/23/31	135	111
3.00%, 01/15/34	90	69
3.30%, 03/11/41	85	59
Costa Rica Reps
7.00%, 04/04/44 (e)	15	14
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	350	268
3.13%, 04/15/31	115	85
8.00%, 04/20/33	45	44
7.50%, 02/02/34	50	47
7.38%, 09/18/37	30	28
6.13%, 01/18/41	10	8
5.00%, 06/15/45	190	124
5.20%, 05/15/49	150	98
4.13%, 05/15/51	50	28
Dubai, Government of
5.25%, 01/30/43 (h)	200	177
Gabon, Government of
7.00%, 11/24/31 (e)	80	59
Ghana, Government of
0.00%, 04/07/29 - 06/16/49 (e) (f) (g)	235	103
10.75%, 10/14/30 (e)	80	54
Gobierno de la Provincia de Buenos Aires
6.38%, 09/01/37 (e) (i)	140	47
Gobierno de la Republica de Costa Rica
6.13%, 02/19/31 (e)	50	48
6.55%, 04/03/34 (e)	70	68
5.63%, 04/30/43 (e)	85	71
Gobierno de la Republica de Guatemala
4.90%, 06/01/30 (e)	10	9
5.38%, 04/24/32 (e)	125	114
6.13%, 06/01/50 (e)	45	39
Gobierno De La Republica De Honduras
6.25%, 01/19/27 (e)	25	24
Gobierno de la Republica del Ecuador
6.00%, 07/31/30 (e) (i)	280	143
3.50%, 07/31/35 (e) (i)	150	56
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (e)	200	185
2.74%, 01/29/33 (e)	200	152
5.40%, 03/30/50 (e)	30	24
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	150	132
Gobierno Federal de los Estados Unidos Mexicanos
3.75%, 01/11/28	125	115
4.50%, 04/22/29	70	65
3.25%, 04/16/30	135	114
2.66%, 05/24/31	100	78
3.50%, 02/12/34	125	98
6.35%, 02/09/35	200	195
6.05%, 01/11/40	145	133
3.77%, 05/24/61	180	105
5.75%, 10/12/10	210	167
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (e)	70	57
Government of Saudi Arabia
3.63%, 03/04/28 (e)	65	61
3.25%, 10/22/30 (e)	385	336
2.25%, 02/02/33 (e)	200	153
4.50%, 10/26/46 (e)	125	98
4.63%, 10/04/47 (e)	110	87
3.75%, 01/21/55 (e)	100	66
4.50%, 04/22/60 (e)	300	229
3.45%, 02/02/61 (e)	250	152
Government of the Republic of Panama
2.25%, 09/29/32	220	159
6.40%, 02/14/35	100	97
4.50%, 05/15/47	100	70
6.85%, 03/28/54	200	187
3.87%, 07/23/60	225	130
Government of the Republic of Serbia
2.13%, 12/01/30 (e)	220	161
Government of the Republic of Zambia
0.00%, 07/30/27 (e) (f) (g)	80	43
Government of the Sultanate of Oman
5.38%, 03/08/27 (e)	225	219
5.63%, 01/17/28 (e)	370	360
6.00%, 08/01/29 (e)	50	49
6.25%, 01/25/31 (e)	200	197
6.50%, 03/08/47 (e)	25	22
6.75%, 01/17/48 (e)	115	106
7.00%, 01/25/51 (e)	25	23
Jamaica, The Government of
7.88%, 07/28/45	35	38
Kenya, Government of
6.88%, 06/24/24 (e)	45	42
7.00%, 05/22/27 (e)	80	68
7.25%, 02/28/28 (e)	25	20
8.00%, 05/22/32 (e)	30	23
6.30%, 01/23/34 (e)	40	27
Kingdom of Bahrain
5.63%, 05/18/34 (e)	45	38
Koztarsasagi Elnoki Hivatal
2.13%, 09/22/31 (e)	200	147
3.13%, 09/21/51 (e)	75	41

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Magyar Export-Import Bank Zartkoruen Mukodo Reszvenytarsasag
6.13%, 12/04/27 (e)	200	197
Ministerio De Gobierno
6.88%, 12/10/25 (e) (i)	155	128
6.99%, 06/01/27 (e) (i)	102	76
Ministerul Finantelor Publice
3.00%, 02/27/27 (e)	98	89
3.00%, 02/14/31 (e)	215	172
3.63%, 03/27/32 (e)	98	79
4.00%, 02/14/51 (e)	85	54
Ministry of Defence State of Israel
3.38%, 01/15/50	135	89
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (e)	130	123
3.75%, 04/16/30 (e)	275	256
4.63%, 06/02/46 (e)	220	190
4.82%, 03/14/49 (e)	275	238
4.40%, 04/16/50 (e)	1,205	979
Minstry of Finance, Lebenon Republic of
0.00%, 03/09/20 - 04/14/20 (f) (g) (h)	315	26
Morocco, Kingdom of
6.50%, 09/08/33 (e)	200	196
Nigeria, Federal Government of
7.63%, 11/21/25 (e)	125	120
6.50%, 11/28/27 (e)	10	8
6.13%, 09/28/28 (e)	275	219
7.14%, 02/23/30 (e)	90	71
7.70%, 02/23/38 (e)	60	42
Pakistan, Government of
6.00%, 04/08/26 (e)	145	75
6.88%, 12/05/27 (e)	45	23
Presidence de la Republique de Cote d'Ivoire
6.38%, 03/03/28 (e)	150	140
6.13%, 06/15/33 (e)	200	165
Presidencia Da Republica
3.88%, 06/12/30	170	148
8.25%, 01/20/34	225	246
7.13%, 01/20/37	115	116
Presidencia De La Nacion
1.00%, 07/09/29	153	43
0.75%, 07/09/30 (i)	1,374	400
3.63%, 07/09/35 (i)	776	199
4.25%, 01/09/38 (i)	484	144
3.50%, 07/09/41 (i)	245	65
Presidencia de la Republica de Chile
2.75%, 01/31/27	75	69
2.45%, 01/31/31 (j)	285	234
4.00%, 01/31/52	200	144
5.33%, 01/05/54	200	177
3.10%, 01/22/61 (j)	160	91
Presidencia de la Republica de El Salvador
6.38%, 01/18/27 (e)	15	12
7.65%, 06/15/35 (h)	20	14
7.63%, 02/01/41 (e)	20	14
7.12%, 01/20/50 (e)	40	26
Presidencia de la Republica Dominicana
6.88%, 01/29/26 (e)	145	144
5.95%, 01/25/27 (e)	240	232
6.00%, 07/19/28 (e)	75	71
7.05%, 02/03/31 (e)	150	145
5.30%, 01/21/41 (e)	95	70
6.85%, 01/27/45 (e)	80	68
6.40%, 06/05/49 (e)	190	151
5.88%, 01/30/60 (e)	80	57
Senegal, Government of
6.25%, 05/23/33 (e)	75	60
South Africa, Parliament of
4.85%, 09/27/27 - 09/30/29	110	98
5.88%, 04/20/32	60	51
5.00%, 10/12/46	85	52
5.65%, 09/27/47	40	27
5.75%, 09/30/49	140	92
The Arab Republic of Egypt
7.50%, 01/31/27 (e)	235	169
7.90%, 02/21/48 (e)	15	8
8.70%, 03/01/49 (e)	310	165
7.50%, 02/16/61 (e)	185	93
The Democratic Socialist Republic of Sri Lanka
0.00%, 07/18/26 - 05/11/27 (e) (f) (g)	90	43
0.00%, 03/14/29 - 03/28/30 (e) (f) (g)	185	86
The Government of Barbados
6.50%, 10/01/29 (e)	125	116
The Government of the Republic of Armenia
3.60%, 02/02/31 (e)	125	94
The Hashemite Kingdom of Jordan, The Government of
4.95%, 07/07/25 (e)	200	193
7.38%, 10/10/47 (e)	30	25
The Ministry of Finance of Georgia
2.75%, 04/22/26 (e)	200	178
The Philippines, Government of
3.56%, 09/29/32	200	172
2.95%, 05/05/45	35	22
2.65%, 12/10/45	70	42
5.95%, 10/13/47	200	198
5.50%, 01/17/48	200	188
The Republic of Indonesia, The Government of
4.10%, 04/24/28	105	99
8.50%, 10/12/35 (e)	165	201
6.63%, 02/17/37 (e)	30	32
7.75%, 01/17/38 (e)	160	187
5.25%, 01/17/42 (e)	45	42
6.75%, 01/15/44 (e)	70	76
5.13%, 01/15/45 (e)	85	77
5.95%, 01/08/46 (e)	220	218
4.35%, 01/11/48	90	71
3.50%, 02/14/50 (j)	60	41
4.20%, 10/15/50	1,515	1,156
The Republic of Rwanda, Government of
5.50%, 08/09/31 (e)	130	101
The Republic of Uzbekistan
3.70%, 11/25/30 (e)	200	156
Turkiye Cumhuriyeti Basbakanlik
4.75%, 01/26/26	135	126
4.25%, 04/14/26	225	205
4.88%, 10/09/26 - 04/16/43	380	298
6.00%, 03/25/27 - 01/14/41	120	95
9.88%, 01/15/28	145	152
5.13%, 02/17/28	110	98
6.13%, 10/24/28	75	68
9.38%, 03/14/29 - 01/19/33	500	509
9.13%, 07/13/30	90	90
6.63%, 02/17/45	30	23
5.75%, 05/11/47	75	51
Urzad Rady Ministrow
5.75%, 11/16/32	90	90
5.50%, 04/04/53	45	41
		22,982
Commercial Mortgage-Backed Securities 0.9%
Federal Home Loan Mortgage Corporation
Series A2-K727, REMIC, 2.95%, 07/25/24	924	907
Series A2-K043, REMIC, 3.06%, 12/25/24	2,465	2,396
Series A2-K045, REMIC, 3.02%, 01/25/25	538	521
Series A2-K049, REMIC, 3.01%, 07/25/25	101	97
Series A2-K051, REMIC, 3.31%, 09/25/25	160	154
Series A2-K058, REMIC, 2.65%, 08/25/26	836	778
Series A2-K063, REMIC, 3.43%, 01/25/27 (d)	1,600	1,513
Series A2-K748, REMIC, 2.26%, 01/25/29 (d)	2,676	2,313
Series A2-K750, REMIC, 3.00%, 09/25/29	1,716	1,527
Series A2-K751, REMIC, 4.41%, 03/25/30	367	350
Series A2-K117, REMIC, 1.41%, 08/25/30	600	468
Series A2-K126, REMIC, 2.07%, 01/25/31	300	243
Series A2-K134, REMIC, 2.24%, 10/25/31 (d)	529	424
Series A2-K140, REMIC, 2.25%, 01/25/32	179	143
Series A2-K143, REMIC, 2.35%, 03/25/32	500	400
Series K-A2-150, REMIC, 3.71%, 09/25/32 (d)	200	177
Series K-A2-153, REMIC, 3.82%, 12/25/32 (d)	620	553

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Series K-A2-157, REMIC, 4.20%, 05/25/33	430	394
		13,358
Municipal 0.3%
Illinois, State of
5.10%, 06/01/33	1,920	1,823
6.63%, 02/01/35	258	261
7.35%, 07/01/35	523	545
New Jersey Economic Development Authority
7.43%, 02/15/29	1,024	1,082
		3,711
Total Government And Agency Obligations (cost $966,411)		855,374
CORPORATE BONDS AND NOTES 29.4%
Financials 11.2%
Access Bank PLC
6.13%, 09/21/26 (e)	190	161
Acrisure, LLC
4.25%, 02/15/29 (e)	290	243
6.00%, 08/01/29 (e)	140	118
AerCap Ireland Capital Designated Activity Company
2.88%, 08/14/24	888	863
6.50%, 07/15/25	540	541
2.45%, 10/29/26	561	502
3.00%, 10/29/28	588	504
3.30%, 01/30/32	629	500
AIA Group Limited
3.20%, 09/16/40 (e)	538	364
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	680	634
6.75%, 04/15/28 (e)	140	135
5.88%, 11/01/29 (e)	115	100
Ally Financial Inc.
4.70%, (100, 05/15/26) (k)	453	311
1.45%, 10/02/23	349	349
5.13%, 09/30/24	304	300
5.75%, 11/20/25	670	654
7.10%, 11/15/27 (j)	1,430	1,428
8.00%, 11/01/31	1,114	1,126
AmWINS Group, Inc.
4.88%, 06/30/29 (e)	55	48
Ares Capital Corporation
3.88%, 01/15/26	1,926	1,799
AssuredPartners, Inc.
5.63%, 01/15/29 (e)	75	65
Avolon Holdings Funding Limited
3.95%, 07/01/24 (e)	850	831
4.38%, 05/01/26 (e)	2,900	2,723
Azul Secured Finance LLP
11.50%, 05/28/29 (e)	139	120
Banco Do Brasil SA
6.25%, (100, 04/15/24) (e) (k)	120	111
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (100, 09/27/24) (e) (k)	70	68
7.63%, (100, 01/10/28) (e) (k)	180	167
Bank of America Corporation
5.88%, (100, 03/15/28) (k)	180	163
6.25%, (100, 09/05/24) (k)	140	138
4.20%, 08/26/24	100	98
4.18%, 11/25/27	3,725	3,457
4.38%, 04/27/28	3,800	3,586
2.30%, 07/21/32	1,360	1,029
2.97%, 02/04/33	3,100	2,443
5.02%, 07/22/33	5,250	4,830
Barclays PLC
5.83%, 05/09/27	1,980	1,945
6.49%, 09/13/29	1,408	1,397
5.09%, 06/20/30 (l)	2,500	2,231
6.22%, 05/09/34	1,083	1,026
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.35%, 11/12/29 (e)	40	39
5.13%, 01/18/33 (e)	50	43
Blackstone Private Credit Fund
4.70%, 03/24/25	4,923	4,776
7.05%, 09/29/25	1,229	1,231
Block, Inc.
3.50%, 06/01/31	355	279
BNP Paribas
2.22%, 06/09/26 (e) (l)	1,123	1,045
BroadStreet Partners, Inc.
5.88%, 04/15/29 (e)	50	44
Capital One Financial Corporation
2.64%, 03/03/26	644	607
4.99%, 07/24/26	1,017	987
4.93%, 05/10/28	2,117	2,009
3.27%, 03/01/30	2,123	1,774
5.25%, 07/26/30	1,600	1,484
Citigroup Inc.
4.60%, 03/09/26	309	298
4.30%, 11/20/26	200	190
3.07%, 02/24/28	4,000	3,630
2.67%, 01/29/31	2,300	1,864
4.41%, 03/31/31	1,522	1,368
4.91%, 05/24/33	491	447
Cobra AcquisitionCo LLC
6.38%, 11/01/29 (e)	85	63
Coinbase Global, Inc.
3.63%, 10/01/31 (e)	285	190
Commonwealth Bank of Australia
3.61%, 09/12/34 (e) (l)	384	318
Corebridge Financial, Inc.
3.50%, 04/04/25	294	282
3.65%, 04/05/27	420	389
3.85%, 04/05/29	412	370
3.90%, 04/05/32	4,490	3,778
4.35%, 04/05/42	111	84
4.40%, 04/05/52	330	242
Deutsche Bank Aktiengesellschaft
4.50%, 04/01/25	4,957	4,757
3.73%, 01/14/32 (l)	2,500	1,854
Discover Bank
5.97%, 08/09/28	2,000	1,840
Discover Financial Services
6.70%, 11/29/32	257	248
EG Global Finance PLC
6.75%, 02/07/25 (e)	707	692
Five Corners Funding Trust II
2.85%, 05/15/30 (e)	1,710	1,428
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,990	2,893
4.69%, 06/09/25	160	154
5.13%, 06/16/25	120	116
2.70%, 08/10/26	200	178
4.27%, 01/09/27	80	74
4.95%, 05/28/27	1,700	1,596
4.13%, 08/17/27	165	150
7.35%, 11/04/27	280	286
5.11%, 05/03/29	355	325
GGAM Finance Ltd.
7.75%, 05/15/26 (e)	240	238
8.00%, 06/15/28 (e)	110	110
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (e)	235	235
Hightower Holdings LLC
6.75%, 04/15/29 (e)	290	249
HSBC Holdings PLC
4.95%, 03/31/30 (l)	205	192
HUB International Limited
7.00%, 05/01/26 (e)	85	85
5.63%, 12/01/29 (e)	80	70
7.25%, 06/15/30 (e)	140	139
Icahn Enterprises L.P.
4.75%, 09/15/24	185	178
6.25%, 05/15/26	660	614
5.25%, 05/15/27	390	343
Intesa Sanpaolo SPA
5.71%, 01/15/26 (e)	3,028	2,889

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
4.20%, 06/01/32 (e)	200	148
Jane Street Group, LLC
4.50%, 11/15/29 (e)	50	43
JPMorgan Chase & Co.
4.60%, (100, 02/01/25) (k)	130	122
3.96%, 01/29/27	2,050	1,960
4.32%, 04/26/28	3,800	3,615
3.51%, 01/23/29	1,850	1,677
5.30%, 07/24/29	1,500	1,459
4.49%, 03/24/31	4,900	4,491
2.96%, 05/13/31	677	557
4.59%, 04/26/33	3,532	3,181
4.91%, 07/25/33	1,287	1,185
5.72%, 09/14/33	1,700	1,635
Liberty Costa Rica Senior Secured Finance
10.88%, 01/15/31 (e)	200	200
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (e)	150	150
MDGH - GMTN B.V.
2.88%, 11/07/29 (e)	200	175
MDGH GMTN (RSC) Ltd.
4.38%, 11/22/33 (e)	200	182
5.08%, 05/22/53 (e)	200	177
Morgan Stanley
4.00%, 07/23/25	150	145
4.21%, 04/20/28	5,800	5,452
5.45%, 07/20/29	788	768
4.43%, 01/23/30	1,000	926
3.62%, 04/01/31	4,344	3,747
4.89%, 07/20/33	1,207	1,095
NatWest Group PLC
3.07%, 05/22/28 (l)	712	634
NBK Tier 1 Financing Limited
3.63%, (100, 08/24/26) (e) (k)	200	174
4.50%, (100, 08/27/25) (e) (k)	100	92
NFP Corp.
8.50%, 10/01/31 (e)	60	60
OneMain Finance Corporation
6.88%, 03/15/25	305	302
7.13%, 03/15/26	300	293
3.50%, 01/15/27	180	154
9.00%, 01/15/29	10	10
Pine Street Trust I
4.57%, 02/15/29 (e)	1,000	901
Pine Street Trust II
5.57%, 02/15/49 (e)	1,000	814
PTT Treasury Center Company Limited
3.70%, 07/16/70 (e)	50	31
Regions Bank
6.45%, 06/26/37	500	466
Ryan Specialty, LLC
4.38%, 02/01/30 (e)	135	118
Shriram Finance Limited
4.15%, 07/18/25 (e)	200	189
Societe Generale
1.49%, 12/14/26 (e)	1,483	1,324
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	192
Synchrony Financial
5.15%, 03/19/29	2,759	2,469
TCS Finance Designated Activity Company
0.00%, (100, 12/20/26) (e) (f) (g) (h) (k) (m)	200	—
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (e)	640	538
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (k)	200	141
5.38%, (100, 06/01/25) (k)	95	91
The Goldman Sachs Group, Inc.
3.62%, 03/15/28	3,900	3,597
4.22%, 05/01/29	5,000	4,618
3.80%, 03/15/30	2,570	2,267
2.38%, 07/21/32	1,355	1,032
3.10%, 02/24/33	2,900	2,320
Tiaa Asset Management, LLC
4.00%, 11/01/28 (e)	425	394
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	296	291
UBS Group AG
2.59%, 09/11/25 (e) (l)	1,546	1,488
4.55%, 04/17/26 (l)	699	671
1.49%, 08/10/27 (e) (l)	836	729
4.28%, 01/09/28 (e) (l)	2,059	1,894
3.87%, 01/12/29 (e) (l)	303	274
4.19%, 04/01/31 (e) (l)	1,376	1,204
UniCredit S.p.A.
5.86%, 06/19/32	55	50
5.46%, 06/30/35 (e) (l)	97	82
Unum Group
4.00%, 06/15/29	1,500	1,350
5.75%, 08/15/42	1,500	1,298
USIS Merger Sub, Inc.
6.88%, 05/01/25 (e)	480	476
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (e)	300	232
Wells Fargo & Company
5.90%, (100, 06/15/24) (i) (k)	96	95
3.53%, 03/24/28	5,123	4,705
5.57%, 07/25/29	1,500	1,462
4.48%, 04/04/31	4,110	3,727
5.01%, 04/04/51	3,036	2,546
Western Alliance Bancorporation
3.00%, 06/15/31	75	60
Westpac Banking Corporation
4.11%, 07/24/34 (l)	558	479
		166,296
Energy 4.4%
Aydem Yenilenebilir Enerji Anonim Sirketi
7.75%, 02/02/27 (e)	200	177
Buckeye Partners, L.P.
4.13%, 12/01/27	165	145
California Resources Corporation
7.13%, 02/01/26 (e)	70	70
Calumet Specialty Products Partners, L.P.
9.75%, 07/15/28 (e) (j)	70	69
Cenovus Energy Inc.
2.65%, 01/15/32	1,400	1,090
6.75%, 11/15/39	36	36
5.40%, 06/15/47	89	77
3.75%, 02/15/52	140	92
CGG
8.75%, 04/01/27 (e)	205	183
Citgo Petroleum Corporation
7.00%, 06/15/25 (e)	35	34
6.38%, 06/15/26 (e)	295	291
8.38%, 01/15/29 (e)	215	215
CNX Midstream Partners LP
4.75%, 04/15/30 (e)	40	33
CNX Resources Corporation
6.00%, 01/15/29 (e)	45	42
Colgate Energy Partners III, LLC
5.88%, 07/01/29 (e)	230	217
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (e)	182	180
6.04%, 11/15/33 (e)	492	480
6.50%, 08/15/43 (e)	147	143
6.54%, 11/15/53 (e)	265	259
6.71%, 08/15/63 (e)	158	154
Comstock Resources, Inc.
6.75%, 03/01/29 (e)	115	106
5.88%, 01/15/30 (e)	60	52
Continental Resources, Inc.
5.75%, 01/15/31 (e)	280	263
Crestwood Midstream Partners LP
5.63%, 05/01/27 (e)	848	813
6.00%, 02/01/29 (e)	100	96
7.38%, 02/01/31 (e)	105	107

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
CrownRock, L.P.
5.00%, 05/01/29 (e)	35	33
CVR Energy, Inc.
5.25%, 02/15/25 (e)	200	195
5.75%, 02/15/28 (e)	285	258
Delek Group Ltd.
7.49%, 12/30/23	215	214
Delek Logistics Partners, LP
7.13%, 06/01/28 (e)	285	261
Devon Energy Corporation
5.25%, 10/15/27	62	60
DT Midstream, Inc.
4.13%, 06/15/29 (e)	100	86
Ecopetrol S.A.
4.63%, 11/02/31	75	57
8.88%, 01/13/33	170	166
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	275	223
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (e)	160	154
Energean Israel Finance Ltd
4.88%, 03/30/26 (h)	130	121
Energean PLC
6.50%, 04/30/27 (e)	260	236
Energy Transfer LP
9.65%, (3 Month Term SOFR + 4.29%), (100, 10/27/23) (d) (k)	855	799
5.50%, 06/01/27	1,400	1,377
5.25%, 04/15/29	3,925	3,755
3.75%, 05/15/30	327	284
5.30%, 04/15/47	700	565
6.00%, 06/15/48	490	435
5.00%, 05/15/50	930	729
Enfragen Energia Sur SA.
5.38%, 12/30/30 (e)	250	175
EnLink Midstream Partners, LP
9.78%(3 Month Term SOFR + 4.37%), (d) (k)	125	113
Enlink Midstream, LLC
5.63%, 01/15/28 (e)	195	184
6.50%, 09/01/30 (e)	200	194
ENN Clean Energy International Investment Limited
3.38%, 05/12/26 (e)	200	183
EQM Midstream Partners, LP
7.50%, 06/01/27 (e)	195	194
6.50%, 07/01/27 (e)	115	112
EQT Corporation
3.90%, 10/01/27	165	153
5.00%, 01/15/29	65	61
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	71	59
2.63%, 03/31/36 (e)	300	234
Genesis Energy, L.P.
8.00%, 01/15/27	145	140
Geopark Limited
5.50%, 01/17/27 (e)	110	94
Global Partners LP
6.88%, 01/15/29	425	395
Golar LNG Limited
7.00%, 10/20/25	185	182
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (e)	200	196
6.51%, 02/23/42 (e)	200	197
Guara Norte S.a r.l.
5.20%, 06/15/34 (e)	177	151
Halliburton Company
3.80%, 11/15/25	5	5
Harvest Midstream I, L.P.
7.50%, 09/01/28 (e)	195	188
Hess Corporation
7.13%, 03/15/33	2,751	2,911
5.60%, 02/15/41	1,013	912
5.80%, 04/01/47 (j)	601	547
Hess Infrastructure Partners LP
5.63%, 02/15/26 (e)	345	333
4.25%, 02/15/30 (e)	60	51
5.50%, 10/15/30 (e)	45	41
Hilcorp Energy I, L.P.
6.00%, 04/15/30 (e)	200	180
Holly Energy Partners, L.P.
5.00%, 02/01/28 (e)	230	212
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (e)	190	192
Investment Energy Resources Limited
6.25%, 04/26/29 (e)	200	182
ITT Holdings LLC
6.50%, 08/01/29 (e)	110	94
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (e)	60	55
3.50%, 04/14/33 (e)	90	67
5.75%, 04/19/47 (e)	35	27
Kinetik Holdings LP
5.88%, 06/15/30 (e)	95	89
Kosmos Energy Ltd.
7.13%, 04/04/26 (e)	345	325
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (e)	90	74
Leviathan Bond Ltd
6.13%, 06/30/25 (h)	120	117
6.50%, 06/30/27 (h)	25	24
MC Brazil Downstream Trading S.a r.l.
7.25%, 06/30/31 (e)	232	178
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (e)	25	25
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (e)	230	230
MEG Energy Corp.
7.13%, 02/01/27 (e)	497	504
Mesquite Energy, Inc.
0.00%, 02/15/23 (e) (f) (g)	269	21
MPLX LP
4.80%, 02/15/29	500	474
4.95%, 09/01/32	993	905
4.50%, 04/15/38	675	547
4.70%, 04/15/48	325	247
Murphy Oil Corporation
5.88%, 12/01/27	220	213
New Fortress Energy Inc.
6.75%, 09/15/25 (e)	408	390
6.50%, 09/30/26 (e)	1,797	1,653
NGL Energy Operating LLC
7.50%, 02/01/26 (e)	220	217
Northern Oil and Gas Incorporated
8.75%, 06/15/31 (e)	145	146
Nostrum Oil & Gas Finance B.V.
5.00%, 06/30/26 (e)	127	93
14.00%, 06/30/26 (e) (n)	86	22
Occidental Petroleum Corporation
5.55%, 03/15/26	245	242
3.50%, 08/15/29	175	149
7.50%, 05/01/31	3,400	3,599
7.88%, 09/15/31	35	38
6.45%, 09/15/36	1,135	1,121
4.30%, 08/15/39	60	44
6.20%, 03/15/40	60	57
6.60%, 03/15/46 (j)	1,375	1,353
4.40%, 04/15/46 - 08/15/49	305	218
4.10%, 02/15/47	240	157
4.20%, 03/15/48	115	80
Oleoducto Central S.A.
4.00%, 07/14/27 (e)	99	88
Parkland Corporation
4.50%, 10/01/29 (e)	60	52
4.63%, 05/01/30 (e)	260	222
PBF Holding Company LLC
6.00%, 02/15/28	128	121
7.88%, 09/15/30 (e)	277	276
PDC Energy, Inc.
5.75%, 05/15/26	50	50

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Pemex Project Funding Master Trust
6.63%, 06/15/35	410	275
Permian Resources Operating, LLC
7.00%, 01/15/32 (e)	25	25
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (f) (g) (h) (o)	8,990	406
0.00%, 04/12/27 (f) (g) (h)	1,390	76
Petroleos Mexicanos
6.88%, 10/16/25 - 08/04/26	135	127
6.49%, 01/23/27	395	350
6.50%, 03/13/27 - 06/02/41	260	218
6.84%, 01/23/30	435	339
5.95%, 01/28/31	2,445	1,747
6.70%, 02/16/32	130	97
6.38%, 01/23/45	60	35
6.75%, 09/21/47	8,670	5,121
6.35%, 02/12/48	4,400	2,520
7.69%, 01/23/50	741	477
6.95%, 01/28/60	115	68
PETRONAS Capital Limited
3.50%, 04/21/30 (e)	50	44
3.40%, 04/28/61 (e)	105	65
Petrorio Luxembourg Trading S.A. R.L.
6.13%, 06/09/26 (e)	75	72
Phillips 66
3.85%, 04/09/25	87	85
Plains All American Pipeline, L.P.
9.74%, (3 Month Term SOFR + 4.37%), (100, 11/13/23) (d) (k)	180	169
3.55%, 12/15/29	188	162
PT Adaro Indonesia
4.25%, 10/31/24 (e)	165	159
PT Pertamina (Persero)
4.18%, 01/21/50 (e)	50	35
Qatarenergy
1.38%, 09/12/26 (e)	325	290
2.25%, 07/12/31 (e)	270	216
3.13%, 07/12/41 (e)	110	76
3.30%, 07/12/51 (e)	350	227
Range Resources Corporation
4.88%, 05/15/25	155	150
SA Global Sukuk Limited
1.60%, 06/17/26 (e)	115	104
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	1,251	1,147
Saudi Arabian Oil Company
3.50%, 04/16/29 (e)	315	284
2.25%, 11/24/30 (e)	380	305
4.25%, 04/16/39 (e)	285	232
4.38%, 04/16/49 (e)	35	27
3.25%, 11/24/50 (e)	130	81
3.50%, 11/24/70 (e)	65	39
Seadrill Finance Limited
8.38%, 08/01/30 (e)	45	46
Sinopec Group Overseas Development (2018) Limited
2.70%, 05/13/30 (e)	50	43
Sitio Royalties Operating Partnership LP
7.88%, 11/01/28 (e)	60	60
SM Energy Company
5.63%, 06/01/25	25	24
6.75%, 09/15/26	110	108
6.63%, 01/15/27 (j)	215	211
Southwestern Energy Company
4.75%, 02/01/32	95	81
Sunnova Energy Corporation
5.88%, 09/01/26 (e)	195	167
Sunoco Logistics Partners Operations L.P.
5.40%, 10/01/47	200	165
Sunoco LP
6.00%, 04/15/27	5	5
5.88%, 03/15/28	95	91
4.50%, 05/15/29	235	206
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (e)	500	499
6.00%, 12/31/30 - 09/01/31 (e)	880	769
Teine Energy Ltd.
6.88%, 04/15/29 (e)	100	93
Tengizchevroil Finance Company S.A R.L.
3.25%, 08/15/30 (e)	140	106
The Oil And Gas Holding Company B.S.C.
7.50%, 10/25/27 (e)	110	112
8.38%, 11/07/28 (e)	40	42
The Williams Companies, Inc.
3.50%, 11/15/30	1,306	1,122
4.65%, 08/15/32	1,037	941
TMS ISSUER S.a r.l.
5.78%, 08/23/32 (e)	110	110
Topaz Solar Farms LLC
5.75%, 09/30/39 (e)	49	45
Transcontinental Gas Pipe Line Company, LLC
3.25%, 05/15/30	158	136
3.95%, 05/15/50	509	361
Transocean Inc
11.50%, 01/30/27 (e)	185	194
8.00%, 02/01/27 (e)	30	29
8.75%, 02/15/30 (e)	123	126
Tullow Oil PLC
7.00%, 03/01/25 (e)	40	31
10.25%, 05/15/26 (e)	213	185
Valaris Limited
8.38%, 04/30/30 (e)	165	165
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (e)	210	171
Western Midstream Operating, LP
4.05%, 02/01/30 (i) (p)	4,300	3,751
		64,852
Real Estate 2.6%
American Homes 4 Rent, L.P.
3.63%, 04/15/32	451	373
Anywhere Real Estate Group LLC
5.25%, 04/15/30 (e) (j)	9	6
7.00%, 04/15/30 (e)	141	127
Boston Properties Limited Partnership
6.75%, 12/01/27	740	744
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,195
7.80%, 03/15/28 (i) (p)	1,062	995
4.55%, 10/01/29	189	150
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	2,893
CBRE Services, Inc.
2.50%, 04/01/31	819	634
COPT Defense Properties
2.25%, 03/15/26	257	232
2.75%, 04/15/31	187	141
CTR Partnership, L.P.
3.88%, 06/30/28 (e)	110	94
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (e)	245	190
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (e)	45	44
Hat Holdings I LLC
3.38%, 06/15/26 (e)	120	107
Healthcare Realty Holdings, L.P.
3.50%, 08/01/26	201	187
3.10%, 02/15/30	193	161
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	1,901
Invitation Homes Operating Partnership LP
4.15%, 04/15/32	2,513	2,162
Iron Mountain Incorporated
4.88%, 09/15/27 (e)	155	143
Kennedy-Wilson, Inc.
4.75%, 02/01/30	140	104
Kilroy Realty, L.P.
4.75%, 12/15/28	925	838
Ladder Capital Finance Holdings LLLP
4.75%, 06/15/29 (e)	90	73

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
MPT Operating Partnership, L.P.
5.25%, 08/01/26	79	67
5.00%, 10/15/27	845	654
3.50%, 03/15/31	935	584
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	894
4.50%, 04/01/27	5,000	4,668
3.63%, 10/01/29	852	710
3.38%, 02/01/31	3,626	2,836
3.25%, 04/15/33	1,188	869
Piedmont Operating Partnership, LP
2.75%, 04/01/32	207	135
Realty Income Corporation
3.40%, 01/15/28	238	217
2.20%, 06/15/28	133	114
3.25%, 01/15/31	156	131
2.85%, 12/15/32	164	128
Redfin Corporation
0.50%, 04/01/27 (l)	218	127
Retail Properties of America, Inc.
4.75%, 09/15/30	58	52
Sabra Health Care Limited Partnership
3.20%, 12/01/31	1,350	1,012
Safehold Operating Partnership LP
2.80%, 06/15/31	130	97
SBA Communications Corporation
3.13%, 02/01/29	455	380
Service Properties Trust
4.95%, 02/15/27 - 10/01/29	180	144
5.50%, 12/15/27	80	68
4.38%, 02/15/30	170	122
Store Capital LLC
2.75%, 11/18/30	329	236
Sun Communities Operating Limited Partnership
2.30%, 11/01/28	233	194
2.70%, 07/15/31	617	475
Tanger Properties Limited Partnership
3.13%, 09/01/26 (j)	3,000	2,703
2.75%, 09/01/31	1,630	1,176
The Howard Hughes Corporation
4.13%, 02/01/29 (e)	195	156
Uniti Group Inc.
10.50%, 02/15/28 (e)	165	162
4.75%, 04/15/28 (e)	85	69
6.50%, 02/15/29 (e)	750	491
6.00%, 01/15/30 (e)	260	165
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	916
4.75%, 11/15/30	1,439	1,316
VICI Properties Inc.
5.63%, 05/01/24 (e)	200	199
3.50%, 02/15/25 (e)	5	5
4.63%, 06/15/25 (e)	55	53
4.50%, 09/01/26 (e)	365	344
4.25%, 12/01/26 (e)	120	112
4.63%, 12/01/29 (e)	150	133
VICI Properties L.P.
4.38%, 05/15/25	112	108
4.75%, 02/15/28	969	909
4.95%, 02/15/30	1,407	1,291
5.13%, 05/15/32	345	309
Vornado Realty L.P.
2.15%, 06/01/26	271	229
		39,254
Consumer Discretionary 1.9%
Affinity Gaming
6.88%, 12/15/27 (e)	90	76
Alibaba Group Holding Limited
2.13%, 02/09/31	65	51
Aramark Services, Inc.
6.38%, 05/01/25 (e)	130	132
5.00%, 02/01/28 (e)	115	106
Asbury Automotive Group, Inc.
4.63%, 11/15/29 (e)	60	51
5.00%, 02/15/32 (e)	65	54
Ashton Woods USA L.L.C.
4.63%, 04/01/30 (e)	55	45
At Home Group, Inc.
4.88%, 07/15/28 (e)	50	20
AutoNation, Inc.
4.75%, 06/01/30 (p)	117	105
AutoZone, Inc.
4.00%, 04/15/30	762	687
Bath & Body Works, Inc.
7.50%, 06/15/29	115	113
6.63%, 10/01/30 (e)	320	300
Boyd Gaming Corporation
4.75%, 12/01/27	360	331
Caesars Entertainment, Inc.
4.63%, 10/15/29 (e)	110	93
7.00%, 02/15/30 (e)	65	63
Carnival Corporation
7.63%, 03/01/26 (e)	125	122
4.00%, 08/01/28 (e)	135	117
7.00%, 08/15/29 (e)	50	49
10.50%, 06/01/30 (e)	185	191
Carrols Holdco Inc.
5.88%, 07/01/29 (e)	90	76
Carvana Co.
5.88%, 10/01/28 (e)	110	68
4.88%, 09/01/29 (e)	275	169
10.25%, 05/01/30 (e)	145	113
Century Communities, Inc.
3.88%, 08/15/29 (e) (p)	110	91
Clarios Global LP
6.75%, 05/15/28 (e)	100	98
Constellation Merger Sub Inc.
8.50%, 09/15/25 (e)	25	21
Corporacion GEO S.A.B. de C.V.
0.00%, 11/05/14 (f) (g) (m)	99	—
Crocs, Inc.
4.13%, 08/15/31 (e)	95	74
Dana Incorporated
4.50%, 02/15/32	95	74
Discovery Communications, LLC
3.63%, 05/15/30	539	457
4.65%, 05/15/50	1,453	1,013
EG Global Finance PLC
8.50%, 10/30/25 (e)	280	276
Eldorado Resorts, Inc.
8.13%, 07/01/27 (e)	305	306
Entertainment Studios, Inc.
10.50%, 02/15/28 (e)	140	80
Fertitta Entertainment LLC
4.63%, 01/15/29 (e)	205	174
6.75%, 01/15/30 (e)	120	98
Foot Locker, Inc.
4.00%, 10/01/29 (e)	50	36
Ford Motor Company
6.10%, 08/19/32 (j)	100	94
General Motors Financial Company, Inc.
4.30%, 04/06/29	1,000	901
GENM Capital Labuan Limited
3.88%, 04/19/31 (e)	200	157
Golden Entertainment, Inc.
7.63%, 04/15/26 (e)	300	299
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (e)	242	195
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (e)	100	87
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (e)	55	49
JD.com, Inc.
3.38%, 01/14/30	185	159
Kontoor Brands, Inc.
4.13%, 11/15/29 (e)	30	25
LBM Acquisition, LLC
6.25%, 01/15/29 (e)	245	201

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
LCM Investments Holdings II, LLC
4.88%, 05/01/29 (e)	40	34
8.25%, 08/01/31 (e)	45	44
Levi Strauss & Co.
3.50%, 03/01/31 (e) (j)	100	80
Life Time, Inc.
5.75%, 01/15/26 (e)	100	97
8.00%, 04/15/26 (e)	130	127
Light & Wonder, Inc.
6.63%, 03/01/30 (e)	113	98
Light and Wonder International, Inc.
7.50%, 09/01/31 (e)	50	49
Lindblad Expeditions, LLC
6.75%, 02/15/27 (e)	25	23
Lowe`s Companies, Inc.
3.35%, 04/01/27	89	83
3.75%, 04/01/32	3,974	3,435
4.25%, 04/01/52	1,117	827
Magic Mergeco, Inc.
5.25%, 05/01/28 (e)	100	80
7.88%, 05/01/29 (e)	180	118
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (e)	160	132
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 (e)	90	75
Mattel, Inc.
5.88%, 12/15/27 (e)	50	49
6.20%, 10/01/40	160	144
5.45%, 11/01/41	15	12
MCE Finance Limited
5.75%, 07/21/28 (e)	110	96
5.38%, 12/04/29 (e)	95	78
Meituan
2.13%, 10/28/25 (e)	200	184
3.05%, 10/28/30 (e)	200	156
Metalsa, S.A.P.I. de C.V.
3.75%, 05/04/31 (e)	150	110
MGM Resorts International
4.75%, 10/15/28	310	273
NagaCorp Ltd.
7.95%, 07/06/24 (h)	200	192
NCL Corporation Ltd.
3.63%, 12/15/24 (e)	515	493
5.88%, 03/15/26 - 02/15/27 (e)	180	170
NCL Finance, Ltd.
6.13%, 03/15/28 (e)	40	36
Newell Brands Inc.
5.88%, 04/01/36 (i) (p)	195	160
Nordstrom, Inc.
5.00%, 01/15/44	100	59
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (e)	5	5
Party City Holdings Inc.
0.00%, 02/15/26 (e) (f) (g)	45	7
Prosus N.V.
3.68%, 01/21/30 (e)	45	36
3.06%, 07/13/31 (e)	125	93
4.19%, 01/19/32 (e)	200	160
Real Hero Merger
6.25%, 02/01/29 (e)	30	23
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (e)	60	60
4.38%, 01/15/28 (e)	170	153
4.00%, 10/15/30 (e)	50	42
Rivian Holdings LLC
11.31%, (6 Month USD LIBOR + 6.00%), 10/15/26 (d) (e)	685	689
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (e)	61	64
5.50%, 08/31/26 (e)	230	217
5.38%, 07/15/27 (e)	85	79
11.63%, 08/15/27 (e)	40	43
7.25%, 01/15/30 (e)	90	89
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	19	18
Sotheby's, Inc.
7.38%, 10/15/27 (e)	120	111
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	353
5.50%, 09/01/41	2,000	1,559
SRS Distribution Inc.
4.63%, 07/01/28 (e)	80	69
6.13%, 07/01/29 (e)	45	38
6.00%, 12/01/29 (e)	65	55
Station Casinos LLC
4.50%, 02/15/28 (e)	430	375
Studio City Company Limited
7.00%, 02/15/27 (e)	85	80
Tempur Sealy International, Inc.
4.00%, 04/15/29 (e)	225	188
3.88%, 10/15/31 (e)	95	73
The Gap, Inc.
3.88%, 10/01/31 (e)	95	67
Thor Industries, Inc.
4.00%, 10/15/29 (e)	120	99
TKC Holdings, Inc.
6.88%, 05/15/28 (e)	116	103
10.50%, 05/15/29 (e)	15	13
TopBuild Corp.
4.13%, 02/15/32 (e)	195	159
TV Azteca S.A.B. de C.V.
0.00%, 08/09/24 (f) (g) (h)	300	110
Univision Communications Inc.
6.63%, 06/01/27 (e)	515	479
8.00%, 08/15/28 (e)	70	67
4.50%, 05/01/29 (e)	25	20
Upbound Group, Inc.
6.38%, 02/15/29 (e)	30	27
Valvoline, Inc.
4.25%, 02/15/30 (e) (j)	215	211
Victoria's Secret & Co.
4.63%, 07/15/29 (e) (j)	65	47
Viking Cruises Limited
9.13%, 07/15/31 (e)	95	95
Warnermedia Holdings, Inc.
3.76%, 03/15/27	579	534
4.05%, 03/15/29	201	179
4.28%, 03/15/32	1,014	860
5.05%, 03/15/42	474	367
5.14%, 03/15/52	5,149	3,825
Windsor Holdings III, LLC
8.50%, 06/15/30 (e)	105	104
Wolverine World Wide, Inc.
4.00%, 08/15/29 (e)	175	130
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e)	240	235
5.25%, 05/15/27 (e)	160	149
Yum! Brands, Inc.
4.63%, 01/31/32	510	442
ZF North America Capital, Inc.
6.88%, 04/14/28 (e)	150	147
		28,759
Consumer Staples 1.7%
Adecoagro S.A.
6.00%, 09/21/27 (e)	125	118
Allied Universal Holdco LLC
9.75%, 07/15/27 (e)	310	277
4.63%, 06/01/28 (e)	87	73
Altria Group, Inc.
4.40%, 02/14/26	13	13
3.88%, 09/16/46	4,000	2,624
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	892
4.90%, 02/01/46	1,025	905
Anheuser-Busch InBev Worldwide Inc.
4.35%, 06/01/40	500	425
4.60%, 04/15/48 - 06/01/60	5,750	4,722
4.50%, 06/01/50	500	417

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
APX Group, Inc.
6.75%, 02/15/27 (e)	505	486
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (e)	58	48
Bellring Intermediate Holdings, Inc.
7.00%, 03/15/30 (e)	90	89
C&S Group Enterprises LLC
5.00%, 12/15/28 (e)	245	187
Camposol SA
6.00%, 02/03/27 (e)	65	38
Central American Bottling Corporation
5.25%, 04/27/29 (e)	70	63
Central Garden & Pet Company
4.13%, 04/30/31 (e)	250	205
Cosan Overseas Limited
8.25%, (100, 02/05/24) (h) (k)	190	189
Darling Ingredients Inc.
6.00%, 06/15/30 (e)	60	57
DP World Crescent Limited
3.75%, 01/30/30 (e)	175	157
DP World Salaam
6.00%, (100, 10/01/25) (h) (k)	200	197
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (e)	440	428
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (e)	200	171
Hertz Vehicle Financing II LP
5.00%, 12/01/29 (e)	10	8
Imperial Brands Finance PLC
6.13%, 07/27/27 (e)	536	535
JBS USA Food Company
2.50%, 01/15/27	1,190	1,052
5.13%, 02/01/28	515	491
5.50%, 01/15/30	275	257
3.63%, 01/15/32	210	167
3.00%, 05/15/32	5,280	3,981
5.75%, 04/01/33	1,060	967
Lamb Weston Holdings, Inc.
4.38%, 01/31/32 (e)	65	54
Legends Hospitality Holding Company, LLC
5.00%, 02/01/26 (e)	55	54
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (e)	115	117
Marb Bondco PLC
3.95%, 01/29/31 (e)	75	56
Natura Cosmeticos S.A.
4.13%, 05/03/28 (e) (j)	60	52
NBM US Holdings, Inc.
6.63%, 08/06/29 (e)	120	109
Neptune BidCo US Inc.
9.29%, 04/15/29 (e)	135	122
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (e)	155	84
Performance Food Group Company
5.50%, 10/15/27 (e)	180	170
Performance Food Group, Inc.
6.88%, 05/01/25 (e)	210	210
4.25%, 08/01/29 (e)	50	43
Pilgrim's Pride Corporation
4.25%, 04/15/31	475	396
Post Holdings, Inc.
5.63%, 01/15/28 (e)	70	66
5.50%, 12/15/29 (e)	246	223
4.63%, 04/15/30 (e)	95	81
Reynolds American Inc.
4.45%, 06/12/25	202	196
5.85%, 08/15/45	1,000	827
Safeway Inc.
4.63%, 01/15/27 (e)	40	38
6.50%, 02/15/28 (e)	100	99
3.50%, 03/15/29 (e)	140	119
4.88%, 02/15/30 (e)	330	298
Sysco Corporation
5.95%, 04/01/30 (p)	332	335
The Bidvest Group (UK) PLC
3.63%, 09/23/26 (e)	200	178
Treehouse Foods, Inc.
4.00%, 09/01/28	145	119
Triton Water Holdings Incorporated
6.25%, 04/01/29 (e)	245	200
Turning Point Brands, Inc.
5.63%, 02/15/26 (e)	100	93
U.S. Foods Inc.
6.88%, 09/15/28 (e)	60	60
4.75%, 02/15/29 (e)	130	116
4.63%, 06/01/30 (e)	45	39
United Natural Foods, Inc.
6.75%, 10/15/28 (e) (j)	95	72
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (e)	130	121
		24,986
Communication Services 1.7%
Acuris Finance
5.00%, 05/01/28 (e)	230	189
Advantage Sales & Marketing Inc.
6.50%, 11/15/28 (e)	225	194
Altice Financing S.A.
5.00%, 01/15/28 (e)	200	170
Altice France
6.00%, 02/15/28 (e)	490	242
Altice France Holding S.A.
5.50%, 01/15/28 (e)	125	96
5.13%, 01/15/29 (e)	270	191
5.13%, 07/15/29 (e)	625	444
AT&T Inc.
4.35%, 03/01/29	450	418
4.30%, 02/15/30	415	378
2.55%, 12/01/33	238	174
4.90%, 08/15/37	400	346
3.80%, 12/01/57	2,900	1,839
Axian Telecom
7.38%, 02/16/27 (e)	200	179
Baidu, Inc.
1.72%, 04/09/26	240	217
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (e)	565	498
Cablevision Lightpath LLC
3.88%, 09/15/27 (e)	45	38
5.63%, 09/15/28 (e)	35	27
CCO Holdings, LLC
5.00%, 02/01/28 (e)	645	586
4.75%, 03/01/30 (e)	180	151
4.50%, 08/15/30 (e)	60	49
4.50%, 05/01/32	225	177
4.50%, 06/01/33 (e)	190	145
Charter Communications Operating, LLC
4.40%, 04/01/33 (j)	487	413
5.38%, 05/01/47	1,000	760
5.25%, 04/01/53	5,987	4,477
5.50%, 04/01/63	487	361
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (e)	75	67
9.00%, 09/15/28 (e)	165	164
7.50%, 06/01/29 (e)	95	73
Colombia Telecomunicaciones S A E S P Bic
4.95%, 07/17/30 (e)	45	33
Commscope, Inc.
7.13%, 07/01/28 (e) (j)	150	90
4.75%, 09/01/29 (e)	145	107
Consolidated Communications, Inc.
5.00%, 10/01/28 (e) (j)	55	41
CSC Holdings, LLC
5.50%, 04/15/27 (e)	115	99
4.13%, 12/01/30 (e)	190	134
4.50%, 11/15/31 (e)	150	106
CT Trust
5.13%, 02/03/32 (e)	200	157

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
DGL3 Limited
0.00%, 12/31/25 (e) (f) (g)	50	1
Diamond Sports Group, LLC
0.00%, 08/15/26 (e) (f) (g)	460	11
DISH DBS Corporation
5.75%, 12/01/28 (e)	195	150
Dish Network Corporation
2.38%, 03/15/24 (l)	205	197
3.38%, 08/15/26 (l)	697	427
11.75%, 11/15/27 (e)	765	768
Fox Corporation
4.71%, 01/25/29	550	520
Frontier Communications Holdings, LLC
5.88%, 11/01/29	12	9
6.00%, 01/15/30 (e) (j)	115	84
8.75%, 05/15/30 (e)	120	114
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (e)	250	227
5.00%, 05/01/28 (e)	45	38
IHS Holding Limited
5.63%, 11/29/26 (e)	200	165
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (e)	340	302
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (e)	40	37
5.13%, 07/15/29 (e)	400	324
Level 3 Financing, Inc.
4.63%, 09/15/27 (e)	190	137
3.63%, 01/15/29 (e)	35	20
10.50%, 05/15/30 (e)	215	216
Liquid Telecommunications Financing PLC
5.50%, 09/04/26 (e)	235	151
Match Group Holdings II, LLC
4.13%, 08/01/30 (e)	45	37
3.63%, 10/01/31 (e)	260	205
Millicom International Cellular SA
5.13%, 01/15/28 (e)	135	114
4.50%, 04/27/31 (e)	200	143
MTN (Mauritius) Investments Limited
4.76%, 11/11/24 (e)	60	58
6.50%, 10/13/26 (e)	70	69
Network I2I Limited
3.98%, (100, 03/03/26) (e) (k)	50	45
5.65%, (100, 01/15/25) (e) (k)	120	116
Northwest Fiber, LLC
4.75%, 04/30/27 (e)	65	58
6.00%, 02/15/28 (e)	35	29
10.75%, 06/01/28 (e) (j)	280	266
Ooredoo International Finance Limited
5.00%, 10/19/25 (e)	50	49
2.63%, 04/08/31 (e)	200	166
Radiate HoldCo, LLC
4.50%, 09/15/26 (e)	125	95
6.50%, 09/15/28 (e)	100	53
Roblox Corporation
3.88%, 05/01/30 (e) (j)	230	185
Rogers Communications Inc.
3.80%, 03/15/32	546	454
Sable International Finance Limited
5.75%, 09/07/27 (e)	145	131
Sirius XM Radio Inc.
5.00%, 08/01/27 (e)	400	365
4.13%, 07/01/30 (e)	55	44
TEGNA Inc.
4.75%, 03/15/26 (e)	200	190
Telecom Italia Capital
6.38%, 11/15/33	325	282
Telecom Italia SPA
5.30%, 05/30/24 (e)	130	128
Telecomunicaciones Digitales, S.A.
4.50%, 01/30/30 (e)	260	213
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (e)	130	119
Tencent Holdings Limited
1.81%, 01/26/26 (e)	50	46
3.98%, 04/11/29 (e)	40	36
2.39%, 06/03/30 (e)	65	52
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (e)	121	95
T-Mobile USA, Inc.
3.75%, 04/15/27	870	812
3.88%, 04/15/30	40	35
4.38%, 04/15/40	40	32
4.50%, 04/15/50	40	31
Verizon Communications Inc.
3.00%, 03/22/27	184	169
2.55%, 03/21/31	846	674
4.86%, 08/21/46	580	480
5.01%, 04/15/49	138	119
Virgin Media Finance PLC
5.00%, 07/15/30 (e)	215	169
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (e)	220	182
Virgin Media Vendor Financing Notes IV Designated Activity Company
5.00%, 07/15/28 (e)	45	39
VTR Comunicaciones SpA
5.13%, 01/15/28 (e)	157	88
4.38%, 04/15/29 (e)	100	56
VTR Finance N.V.
6.38%, 07/15/28 (e)	70	27
Windstream Escrow, LLC
7.75%, 08/15/28 (e)	130	103
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	95	70
6.13%, 03/01/28 (e) (j)	90	58
Ziggo B.V.
4.88%, 01/15/30 (e)	100	82
		24,797
Industrials 1.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	425	399
AECOM
5.13%, 03/15/27	295	279
AerCap Global Aviation Trust
6.50%, 06/15/45 (e)	55	54
AerCap Holdings N.V.
5.88%, 10/10/79	298	289
Aeropuerto Internacional de Tocumen, S.A.
4.00%, 08/11/41 (e)	200	156
5.13%, 08/11/61 (e)	200	147
Air Lease Corporation
4.13%, (100, 12/15/26) (k)	200	148
3.38%, 07/01/25	961	913
3.75%, 06/01/26	3,475	3,277
Aircastle Limited
5.25%, (100, 06/17/26) (e) (k)	187	148
American Airlines, Inc.
5.50%, 04/20/26 (e)	41	40
7.25%, 02/15/28 (e)	75	72
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (e)	25	25
Arcosa, Inc.
4.38%, 04/15/29 (e)	60	52
ARD Finance S.A.
6.50%, 06/30/27 (e) (n)	250	189
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (e)	65	62
3.25%, 09/01/28 (e)	35	29
4.00%, 09/01/29 (e)	65	51
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (e)	625	571
Artera Services, LLC
9.03%, 12/04/25 (e)	195	180
ASGN Incorporated
4.63%, 05/15/28 (e)	465	416

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 (e)	95	92
Bombardier Inc.
7.13%, 06/15/26 (e)	130	126
7.88%, 04/15/27 (e)	290	283
Brand Industrial Services, Inc.
10.38%, 08/01/30 (e)	445	446
Builders FirstSource, Inc.
4.25%, 02/01/32 (e)	90	74
BWXT Government Group, Inc.
4.13%, 06/30/28 (e)	175	155
4.13%, 04/15/29 (e)	245	214
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (e)	145	130
Carlyle Aviation Elevate Merger Subsidiary Ltd.
7.00%, 10/15/24 (e)	30	28
Cimpress NV
7.00%, 06/15/26	25	23
Clean Harbors, Inc.
6.38%, 02/01/31 (e)	40	39
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29 (e)	45	42
8.75%, 04/15/30 (e)	130	112
CoreCivic, Inc.
4.75%, 10/15/27	500	439
CoreLogic, Inc.
4.50%, 05/01/28 (e)	310	235
Covanta Holding Corporation
4.88%, 12/01/29 (e)	160	131
DAE Funding LLC
1.55%, 08/01/24 (e)	200	192
DP World Limited
5.63%, 09/25/48 (e)	35	31
Dycom Industries, Inc.
4.50%, 04/15/29 (e)	150	130
Eco Material Technologies Inc.
7.88%, 01/31/27 (e)	100	96
Embraer Netherlands Finance B.V.
5.40%, 02/01/27	75	73
6.95%, 01/17/28 (e)	65	65
7.00%, 07/28/30 (e)	95	94
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (e)	245	236
Foundation Building Materials, Inc.
6.00%, 03/01/29 (e)	60	50
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (e)	150	124
GN Bondco LLC
9.50%, 10/15/31 (e)	40	40
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (e)	60	57
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (e)	10	8
Graphic Packaging International, LLC
3.75%, 02/01/30 (e)	45	38
Great Lakes Dredge & Dock Corporation
5.25%, 06/01/29 (e) (j)	60	49
Howmet Aerospace Inc.
5.90%, 02/01/27	245	241
5.95%, 02/01/37	60	56
HTA Group Limited
7.00%, 12/18/25 (e)	484	466
IHS Netherlands Holdco B.V.
8.00%, 09/18/27 (e)	65	54
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (e)	35	31
LABL Escrow Issuer LLC
10.50%, 07/15/27 (e)	195	183
Madison IAQ LLC
4.13%, 06/30/28 (e)	70	60
5.88%, 06/30/29 (e)	555	447
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (e)	185	179
Misc Capital Two Labuan Ltd
3.75%, 04/06/27 (e)	200	185
MIWD Holdco II LLC
5.50%, 02/01/30 (e)	25	21
Moog Inc.
4.25%, 12/15/27 (e)	95	86
Mueller Water Products, Inc.
4.00%, 06/15/29 (e)	110	96
Navios South American Logistics Inc.
10.75%, 07/01/25 (e)	200	197
OI European Group B.V.
4.75%, 02/15/30 (e)	95	83
Oscar AcquisitionCo, LLC
9.50%, 04/15/30 (e) (j)	105	96
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (e)	145	142
Park Aerospace Holdings Limited
5.50%, 02/15/24 (e)	4,000	3,985
Pike Corporation
5.50%, 09/01/28 (e)	495	434
RailWorks Holdings, LP
8.25%, 11/15/28 (e)	185	175
Rand Parent LLC
8.50%, 02/15/30 (e) (j)	415	384
Regal Rexnord Corporation
6.30%, 02/15/30 (e) (p)	130	126
Roller Bearing Company of America, Inc.
4.38%, 10/15/29 (e)	25	22
Rolls-Royce PLC
5.75%, 10/15/27 (e)	150	145
Seaspan Corporation
5.50%, 08/01/29 (e)	360	288
Sensata Technologies B.V.
4.00%, 04/15/29 (e)	155	134
Stericycle, Inc.
3.88%, 01/15/29 (e)	170	147
The Boeing Company
5.04%, 05/01/27 (p)	131	128
5.15%, 05/01/30 (p)	555	530
5.71%, 05/01/40 (p)	560	516
5.93%, 05/01/60 (p)	560	503
The GEO Group, Inc.
6.00%, 04/15/26	30	27
10.50%, 06/30/28	41	41
9.50%, 12/31/28 (e)	185	180
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (e)	475	437
TMS International Corp.
6.25%, 04/15/29 (e)	70	58
TransDigm Inc.
5.50%, 11/15/27	830	779
4.88%, 05/01/29	200	176
Trinet Group, Inc.
7.13%, 08/15/31 (e)	195	193
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (e)	156	146
8.50%, 08/15/27 (e)	15	14
Turkiye Sise Ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (e)	100	97
Uber Technologies, Inc.
4.50%, 08/15/29 (e)	600	537
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (e)	100	93
Vertiv Group Corporation
4.13%, 11/15/28 (e)	230	202
Victors Merger Corporation
6.38%, 05/15/29 (e)	150	99
VM Consolidated, Inc.
5.50%, 04/15/29 (e)	25	23
XPO, Inc.
6.25%, 05/01/25 (e)	124	122
6.25%, 06/01/28 (e)	50	48
		24,761
Health Care 1.3%
1375209 BC Ltd
9.00%, 01/30/28 (e)	117	116

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
180 Medical, Inc.
3.88%, 10/15/29 (e)	475	403
AdaptHealth LLC
5.13%, 03/01/30 (e)	180	140
AHP Health Partners, Inc.
5.75%, 07/15/29 (e)	105	89
Amgen Inc.
5.25%, 03/02/30 - 03/02/33	1,143	1,103
5.60%, 03/02/43	576	536
5.65%, 03/02/53	286	267
5.75%, 03/02/63	522	482
Avantor, Inc.
4.63%, 07/15/28 (e)	285	260
Bausch Health Companies Inc.
5.50%, 11/01/25 (e)	220	195
9.00%, 12/15/25 (e)	25	23
Cano Health, LLC
6.25%, 10/01/28 (e)	60	27
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 (e)	50	41
3.50%, 04/01/30 (e)	85	70
Centene Corporation
4.25%, 12/15/27	540	498
2.45%, 07/15/28	1,240	1,048
4.63%, 12/15/29	840	755
3.38%, 02/15/30	495	414
2.63%, 08/01/31 (j)	520	398
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (e)	20	18
3.75%, 03/15/29 (e)	70	60
Community Health Systems, Inc.
8.00%, 03/15/26 (e)	625	596
5.63%, 03/15/27 (e)	145	124
6.00%, 01/15/29 (e)	145	117
6.88%, 04/15/29 (e)	403	215
6.13%, 04/01/30 (e)	425	218
5.25%, 05/15/30 (e)	350	267
4.75%, 02/15/31 (e)	255	181
CVS Health Corporation
3.00%, 08/15/26	92	85
3.63%, 04/01/27	259	242
5.00%, 01/30/29	529	512
5.25%, 01/30/31	217	209
DaVita Inc.
4.63%, 06/01/30 (e)	450	369
Emergent BioSolutions Inc.
3.88%, 08/15/28 (e)	220	92
Garden SpinCo Corporation
8.63%, 07/20/30 (e)	40	42
HCA Inc.
5.88%, 02/15/26 - 02/01/29	1,198	1,184
5.63%, 09/01/28	783	763
3.50%, 09/01/30	513	433
3.63%, 03/15/32	137	113
HealthEquity, Inc.
4.50%, 10/01/29 (e)	40	34
Humana Inc.
3.70%, 03/23/29	350	319
IQVIA Inc.
6.50%, 05/15/30 (e)	350	344
Jazz Securities Designated Activity Company
4.38%, 01/15/29 (e)	85	74
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (e)	91	88
5.38%, 01/15/29 (e)	85	59
9.88%, 08/15/30 (e)	105	102
11.00%, 10/15/30 (e)	10	10
ModivCare Inc.
5.00%, 10/01/29 (e)	110	79
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (e)	215	174
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (e)	280	237
5.25%, 10/01/29 (e)	110	95
Organon & Co.
4.13%, 04/30/28 (e)	60	52
5.13%, 04/30/31 (e)	375	301
Owens & Minor, Inc.
4.50%, 03/31/29 (e)	60	49
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (e) (j)	65	57
RP Escrow Issuer LLC
5.25%, 12/15/25 (e) (j)	230	169
Surgery Center Holdings, Inc.
6.75%, 07/01/25 (e)	98	97
Tenet Healthcare Corporation
4.88%, 01/01/26	100	96
6.25%, 02/01/27	270	261
4.63%, 06/15/28 (h)	70	63
6.13%, 10/01/28	285	267
4.25%, 06/01/29	200	172
4.38%, 01/15/30	105	90
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	200	203
The Providence Service Corporation
5.88%, 11/15/25 (e)	40	38
The Toledo Hospital
6.02%, 11/15/48	80	55
Viatris Inc.
2.70%, 06/22/30	3,945	3,078
3.85%, 06/22/40	325	211
4.00%, 06/22/50	560	337
		19,916
Utilities 1.1%
Abu Dhabi National Energy Company PJSC
4.88%, 04/23/30 (e)	40	39
4.70%, 04/24/33 (e)	200	190
4.00%, 10/03/49 (e)	95	73
Aegea Finance S.a r.l.
9.00%, 01/20/31 (e)	200	201
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/28 (e)	180	156
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (e)	200	199
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	35	31
Cleco Corporate Holdings LLC
3.38%, 09/15/29	1,499	1,255
Comision Federal De Electricidad, E.P.E.
4.69%, 05/15/29 (e)	200	180
Duke Energy Corporation
2.45%, 06/01/30	427	347
Duquesne Light Holdings, Inc.
2.53%, 10/01/30 (e)	209	162
2.78%, 01/07/32 (e)	659	491
ESKOM Holdings
7.13%, 02/11/25 (e)	195	190
6.35%, 08/10/28 (e)	150	137
8.45%, 08/10/28 (e)	25	24
Exelon Corporation
4.05%, 04/15/30	250	225
3.35%, 03/15/32	2,834	2,358
4.70%, 04/15/50	111	89
4.10%, 03/15/52	174	126
FEL Energy VI S.a r.l.
5.75%, 12/01/40 (e)	183	152
FirstEnergy Corp.
4.15%, 07/15/27 (i) (p)	160	149
Lamar Funding Limited
3.96%, 05/07/25 (e)	145	138
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (e)	130	118
NiSource Inc.
2.95%, 09/01/29	1,265	1,089
NRG Energy, Inc.
3.38%, 02/15/29 (e)	40	32
3.63%, 02/15/31 (e)	85	64

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Pattern Energy Group Inc.
4.50%, 08/15/28 (e)	80	70
PG&E Corporation
5.00%, 07/01/28	860	779
5.25%, 07/01/30	705	614
Puget Energy, Inc.
4.10%, 06/15/30	516	449
4.22%, 03/15/32	2,096	1,791
Termocandelaria Power Ltd.
7.88%, 01/30/29 (e)	101	95
The AES Corporation
3.95%, 07/15/30 (e)	1,148	990
2.45%, 01/15/31	4,200	3,231
The Israel Electric Corporation Ltd.
3.75%, 02/22/32	200	165
TransAlta Corporation
6.50%, 03/15/40	100	94
Vistra Operations Company LLC
5.63%, 02/15/27 (e)	140	133
5.00%, 07/31/27 (e)	430	395
7.75%, 10/15/31 (e)	80	79
		17,100
Information Technology 0.9%
Black Knight Infoserv, LLC
3.63%, 09/01/28 (e)	255	229
Boxer Parent Company Inc.
7.13%, 10/02/25 (e)	80	80
Broadcom Inc.
1.95%, 02/15/28 (e)	271	231
2.45%, 02/15/31 (e)	2,643	2,065
2.60%, 02/15/33 (e)	2,342	1,746
3.50%, 02/15/41 (e)	1,862	1,292
CA Magnum Holdings
5.38%, 10/31/26 (e)	200	177
Central Parent Inc.
8.00%, 06/15/29 (e)	150	150
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (e)	65	56
4.88%, 07/01/29 (e) (j)	60	51
Cloud Software Group, Inc.
9.00%, 09/30/29 (e)	590	514
Coherent Corp.
5.00%, 12/15/29 (e)	420	364
Dell International L.L.C.
6.20%, 07/15/30 (p)	289	291
Elastic N.V.
4.13%, 07/15/29 (e)	50	43
Entegris Escrow Corporation
5.95%, 06/15/30 (e)	185	171
Entegris, Inc.
3.63%, 05/01/29 (e) (j)	250	212
Fair Isaac Corporation
4.00%, 06/15/28 (e)	110	98
Gartner, Inc.
3.75%, 10/01/30 (e)	95	80
Lenovo Group Limited
3.42%, 11/02/30 (e) (j)	200	163
McAfee Corp.
7.38%, 02/15/30 (e)	80	67
MicroStrategy Incorporated
6.13%, 06/15/28 (e)	205	182
Minerva Merger Sub Inc
6.50%, 02/15/30 (e)	350	292
NCR Atleos Escrow Corporation
9.50%, 04/01/29 (e)	105	102
Nokia Oyj
6.63%, 05/15/39	150	135
On Semiconductor Corporation
3.88%, 09/01/28 (e)	110	97
Open Text Corporation
3.88%, 02/15/28 (e)	105	92
3.88%, 12/01/29 (e)	285	234
4.13%, 12/01/31 (e)	35	28
Oracle Corporation
2.30%, 03/25/28	1,508	1,307
2.88%, 03/25/31	1,920	1,569
Qorvo, Inc.
4.38%, 10/15/29	265	233
Seagate HDD Cayman
3.50%, 06/01/28 (e) (l)	100	103
8.25%, 12/15/29 (e)	90	92
5.75%, 12/01/34	220	186
SS&C Technologies, Inc.
5.50%, 09/30/27 (e)	500	471
TTM Technologies, Inc.
4.00%, 03/01/29 (e)	115	96
Twilio Inc.
3.63%, 03/15/29	70	58
3.88%, 03/15/31	75	61
Veritas USA Inc.
7.50%, 09/01/25 (e)	45	38
Viavi Solutions Inc.
3.75%, 10/01/29 (e) (p)	185	150
Virtusa Corporation
7.13%, 12/15/28 (e)	55	44
		13,650
Materials 0.9%
Ahlstrom Holding 3 Oy
4.88%, 02/04/28 (e)	65	54
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (e)	100	88
Antofagasta PLC
2.38%, 10/14/30 (e)	200	157
Aris Mining Corporation
6.88%, 08/09/26 (e)	150	120
Arsenal AIC Parent LLC
8.00%, 10/01/30 (e)	65	65
ATI Inc.
5.88%, 12/01/27	391	371
4.88%, 10/01/29	45	40
7.25%, 08/15/30	10	10
5.13%, 10/01/31	30	26
Ball Corporation
6.00%, 06/15/29	150	146
3.13%, 09/15/31	140	110
Big River Steel LLC
6.63%, 01/31/29 (e)	220	217
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (e)	30	19
6.99%, 02/20/32 (e)	100	60
Braskem Netherlands Finance B.V.
7.25%, 02/13/33 (e)	60	55
Celanese US Holdings LLC
6.35%, 11/15/28 (p)	639	631
6.55%, 11/15/30 (p)	649	635
6.70%, 11/15/33 (p)	379	369
Celtic Resources Holdings Designated Activity Company
0.00%, 10/09/24 (e) (f) (g) (h) (m)	100	—
CEMEX S.A.B. de C.V.
5.13%, (100, 06/08/26) (e) (k)	255	239
9.13%, (100, 03/14/28) (e) (k)	200	208
3.88%, 07/11/31 (e)	145	122
Cerdia Finanz GmbH
10.50%, 02/15/27 (e)	90	89
CF Industries, Inc.
4.95%, 06/01/43	5	4
5.38%, 03/15/44	525	449
Commercial Metals Company
4.13%, 01/15/30	45	39
4.38%, 03/15/32	45	38
Compania de Minas Buenaventura S.A.A.
5.50%, 07/23/26 (e)	55	48
Compass Minerals International, Inc.
6.75%, 12/01/27 (e)	110	104
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (e)	25	21
3.15%, 01/14/30 (e)	60	51

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
5.13%, 02/02/33 (e)	200	184
5.95%, 01/08/34 (e)	200	194
3.70%, 01/30/50 (e)	140	91
CSN Islands XII Corp
6.75%, 01/28/28 (e)	150	139
CSN Resources S.A.
5.88%, 04/08/32 (e)	85	69
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (e)	320	320
Endeavour Mining PLC
5.00%, 10/14/26 (e)	200	178
EQUATE Petrochemical B.V.
4.25%, 11/03/26 (e)	50	47
ERO Copper Corp.
6.50%, 02/15/30 (e)	330	285
First Quantum Minerals Ltd
7.50%, 04/01/25 (e)	50	50
6.88%, 03/01/26 - 10/15/27 (e)	300	290
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (e)	5	5
5.88%, 04/15/30 (e)	110	101
Fresnillo PLC
4.25%, 10/02/50 (e)	200	140
GrafTech Finance Inc.
4.63%, 12/15/28 (e)	115	89
INEOS Finance PLC
6.75%, 05/15/28 (e) (j)	200	187
Kaiser Aluminum Corporation
4.63%, 03/01/28 (e)	270	236
Kobe Us Midco 2 Incorporated
9.25%, 11/01/26 (e) (n)	110	80
LSB Industries, Inc.
6.25%, 10/15/28 (e)	190	172
MEGlobal Canada ULC
5.00%, 05/18/25 (e)	95	93
Mercer International Inc.
5.13%, 02/01/29	100	79
Methanex Corporation
5.13%, 10/15/27	285	263
5.25%, 12/15/29	135	121
5.65%, 12/01/44	95	77
Mineral Resources Limited
8.00%, 11/01/27 (e)	260	255
9.25%, 10/01/28 (e)	90	91
Nexa Resources S.A.
6.50%, 01/18/28 (e)	120	114
NOVA Chemicals Corporation
4.88%, 06/01/24 (e)	250	246
Novelis Corporation
3.88%, 08/15/31 (e)	90	72
Nufarm Australia Limited
5.00%, 01/27/30 (e)	370	327
OCP S.A.
5.63%, 04/25/24 (e)	140	139
3.75%, 06/23/31 (e)	335	264
6.88%, 04/25/44 (e)	45	38
Olin Corporation
5.00%, 02/01/30 (j)	270	240
Olympus Water US Holding Corporation
4.25%, 10/01/28 (e)	200	163
6.25%, 10/01/29 (e)	195	153
Orbia Advance Corporation, S.A.B. de C.V.
1.88%, 05/11/26 (e)	125	112
2.88%, 05/11/31 (e)	70	54
POSCO Holdings Inc.
5.88%, 01/17/33 (e)	200	200
PT Freeport Indonesia
4.76%, 04/14/27 (e)	200	190
6.20%, 04/14/52 (e)	200	168
PT Indonesia Asahan Aluminium (Persero)
5.45%, 05/15/30 (e)	130	121
S.P.C.M. SA
3.13%, 03/15/27 (e)	95	84
Sasol Financing USA LLC
5.88%, 03/27/24	70	69
4.38%, 09/18/26	230	204
5.50%, 03/18/31	35	27
Scih Salt Holdings Inc.
4.88%, 05/01/28 (e)	20	18
6.63%, 05/01/29 (e) (j)	185	159
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (e)	105	96
Sealed Air Corporation
6.13%, 02/01/28 (e)	105	102
Sibur Securities Designated Activity Company
0.00%, 07/08/25 (e) (f) (g) (h)	50	33
Stillwater Mining Company
4.00%, 11/16/26 (e)	140	121
4.50%, 11/16/29 (e)	60	46
The Chemours Company
5.38%, 05/15/27 (j)	490	452
5.75%, 11/15/28 (e)	515	447
The Scotts Miracle-Gro Company
4.38%, 02/01/32	100	76
Vibrantz Technologies Inc.
9.00%, 02/15/30 (e) (j)	185	147
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (e)	95	54
W. R. Grace Holdings LLC
4.88%, 06/15/27 (e)	50	46
5.63%, 08/15/29 (e)	90	73
7.38%, 03/01/31 (e)	35	34
		13,310
Total Corporate Bonds And Notes (cost $500,345)		437,681
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.1%
AASET 2019-2 Trust
Series 2019-A-2, 3.38%, 10/16/26 (i)	603	502
Series 2019-B-2, 4.46%, 10/16/26 (i)	220	88
AASET 2020-1 Trust
Series 2020-A-1A, 3.35%, 01/15/27 (i)	193	157
Series 2020-B-1A, 4.34%, 01/15/27 (i)	139	71
AASET 2021-1 Trust
Series 2021-A-1A, 2.95%, 11/16/41	696	609
AASET 2021-2 Trust
Series 2021-A-2A, 2.80%, 12/15/28 (i)	1,331	1,111
AASET 2022-1 LLC
Series 2022-A-1A, 6.00%, 05/16/29	1,687	1,610
Aimco CLO 11 Ltd
Series 2020-AR-11A, 6.70%, (3 Month Term SOFR + 1.39%), 10/17/34 (d)	582	578
Aimco CLO 14 Ltd
Series 2021-A-14A, 6.58%, (3 Month Term SOFR + 1.25%), 04/20/34 (d)	1,573	1,555
AIMCO CLO Series 2015-A
Series 2015-AR2-AA, 6.71%, (3 Month Term SOFR + 1.40%), 10/16/34 (d)	1,129	1,120
Aimco CLO Series 2018-B
Series 2018-AR-BA, 6.67%, (3 Month Term SOFR + 1.36%), 01/15/32 (d)	571	569
Allegro CLO XIII, Ltd.
Series 2021-A-1A, 6.73%, (3 Month Term SOFR + 1.40%), 07/20/34 (d)	716	709
Allegro CLO XV, Ltd.
Series 2022-A-1A, 6.83%, (3 Month Term SOFR + 1.50%), 07/20/35 (d)	893	889
American Express Credit Account Master Trust
Series 2023-A-1, 4.87%, 05/15/26	1,030	1,016
AMMC CLO XI Limited
Series 2012-A1R2-11A, 6.64%, (3 Month Term SOFR + 1.27%), 04/30/31 (d) (e)	934	932
Ares LIV CLO Ltd
Series 2019-A-54A, 6.89%, (3 Month Term SOFR + 1.58%), 10/15/32 (d)	778	778
Ares LIX CLO Ltd
Series 2021-A-59A, 6.64%, (3 Month Term SOFR + 1.29%), 04/25/34 (d)	521	514
Ares LV CLO Ltd
Series 2020-A1R-55A, 6.70%, (3 Month Term SOFR + 1.39%), 07/17/34 (d)	908	900

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Ares LVIII CLO Ltd.
Series 2020-AR-58A, 6.64%, (3 Month Term SOFR + 1.33%), 01/16/35 (d)	1,109	1,093
Ares XLI CLO Ltd.
Series 2016-AR2-41A, 6.64%, (3 Month Term SOFR + 1.33%), 04/17/34 (d)	2,135	2,109
Ares XXXIV CLO, Ltd.
Series 2015-AR2-2A, 6.82%, (3 Month Term SOFR + 1.51%), 04/18/33 (d)	303	301
BA Credit Card Trust
Series 2023-A1-A1, 4.79%, 05/15/26	1,000	985
BAMLL Commercial Mortgage Securities Trust 2019-BPR
Series 2019-ANM-BPR, REMIC, 3.11%, 11/07/24	534	462
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,151
Series 2019-BNM-BPR, REMIC, 3.47%, 11/07/24	100	79
Series 2019-CNM-BPR, REMIC, 3.84%, 11/07/24 (d)	100	69
BAMLL Commercial Mortgage Securities Trust 2022- DKLX
Series 2022-A-DKLX, REMIC, 6.48%, (1 Month Term SOFR + 1.15%), 01/16/24 (d)	617	601
Series 2022-B-DKLX, REMIC, 6.88%, (1 Month Term SOFR + 1.55%), 01/16/24 (d)	117	113
Series 2022-C-DKLX, REMIC, 7.48%, (1 Month Term SOFR + 2.15%), 01/16/24 (d)	100	96
Bank 2017-Bnk5
Series 2017-A5-BNK5, REMIC, 3.39%, 06/17/27	800	730
Bank 2017-BNK9
Series 2017-A4-BNK9, REMIC, 3.54%, 12/17/27	2,050	1,861
Bank 2018-BNK10
Series 2018-A5-BN10, REMIC, 3.69%, 01/18/28	1,200	1,095
Bank 2018-BNK13
Series 2018-A4-BN13, REMIC, 3.95%, 06/16/28	200	183
Bank 2018-BNK14
Series 2018-A4-BN14, REMIC, 4.23%, 08/17/28 (d)	700	647
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	80
Bank 2020-BNK25
Interest Only, Series 2020-XB-BN25, REMIC, 0.53%, 01/18/63 (d)	3,200	72
Bank 2022-BNK44
Series 2022-A5-BNK44, REMIC, 5.75%, 10/18/32 (d)	3,815	3,775
Bank5 2023-5YR1
Series 2023-A2-5YR1, REMIC, 5.78%, 01/15/28	200	195
Series 2023-A3-5YR1, REMIC, 6.26%, 03/15/28	700	702
Barings CLO Ltd 2020-I
Series 2020-AR-1A, 6.72%, (3 Month Term SOFR + 1.41%), 10/15/36 (d)	589	585
Barings CLO Ltd. 2020-IV
Series 2020-A-4A, 6.81%, (3 Month Term SOFR + 1.48%), 01/20/32 (d)	1,300	1,297
Barings CLO Ltd. 2021-I
Series 2021-A-1A, 6.63%, (3 Month Term SOFR + 1.28%), 04/25/34 (d)	1,146	1,135
BBCMS Mortgage Trust 2023-C21
Series 2023-A3-C21, REMIC, 0.00%, 12/15/31 (d)	603	603
Beechwood Park CLO Ltd
Series 2019-A1R-1A, 6.61%, (3 Month Term SOFR + 1.30%), 01/17/35 (d)	1,132	1,120
Benchmark 2018-B4 Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28 (d)	106	98
Benchmark 2019-B10 Mortgage Trust
Series 2019-ASB-B10, REMIC, 3.62%, 11/17/28	200	186
Benchmark 2019-B12 Mortgage Trust
Interest Only, Series 2019-XA-B12, REMIC, 1.16%, 08/16/52 (d)	6,972	247
Benchmark 2019-B14 Mortgage Trust
Interest Only, Series 2019-XA-B14, REMIC, 0.90%, 12/15/62 (d)	4,916	136
Benchmark 2019-B15 Mortgage Trust
Series 2019-AAB-B15, REMIC, 2.86%, 05/17/29	100	91
Benchmark 2019-B9 Mortgage Trust
Series 2019-AAB-B9, REMIC, 3.93%, 09/15/28	400	374
Benchmark 2021-B27 Mortgage Trust
Interest Only, Series 2021-XA-B27, REMIC, 1.38%, 07/17/54 (d)	2,083	131
Benchmark 2023-V3 Mortgage Trust
Series 2023-A3-V3, REMIC, 6.36%, 07/17/28	300	302
Bethpage Park CLO, Ltd.
Series 2021-A-1A, 6.70%, (3 Month Term SOFR + 1.39%), 10/15/36 (d)	888	881
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 7.50%, (1 Month Term SOFR + 2.16%), 11/15/28 (d)	1,232	1,230
Blackbird Capital II Aircraft Lease Limited
Series 2021-A-1A, 2.44%, 07/17/28	1,038	874
BMO 2023-5C1 Mortgage Trust
Series 2023-A3-5C1, REMIC, 6.53%, 07/15/28	300	304
BPR Trust 2022-OANA
Series 2022-A-OANA, REMIC, 7.23%, (1 Month Term SOFR + 1.90%), 04/15/24 (d)	3,825	3,756
Series 2022-B-OANA, REMIC, 7.78%, (1 Month Term SOFR + 2.45%), 04/15/24 (d)	591	576
Bravo Residential Funding Trust 2023-RPL 1
Series 2023-A1-RPL1, REMIC, 5.00%, 05/25/63 (d) (m)	721	696
Bristol Park CLO, Ltd.
Series 2016-AR-1A, 6.56%, (3 Month Term SOFR + 1.25%), 04/16/29 (d)	825	823
BX 2021-PAC Mortgage Trust
Series 2021-A-PAC, REMIC, 6.14%, (1 Month Term SOFR + 0.80%), 11/15/38 (d)	1,203	1,176
Series 2021-B-PAC, REMIC, 6.35%, (1 Month Term SOFR + 1.01%), 11/15/38 (d)	180	175
Series 2021-C-PAC, REMIC, 6.55%, (1 Month Term SOFR + 1.21%), 11/15/38 (d)	241	233
Series 2021-D-PAC, REMIC, 6.74%, (1 Month Term SOFR + 1.41%), 11/15/38 (d)	234	225
Series 2021-E-PAC, REMIC, 7.39%, (1 Month Term SOFR + 2.06%), 11/15/38 (d)	813	780
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 6.37%, (1 Month Term SOFR + 1.03%), 10/15/36 (d)	2,482	2,475
Series 2019-B-XL, REMIC, 6.53%, (1 Month Term SOFR + 1.19%), 10/15/36 (d)	376	373
Series 2019-C-XL, REMIC, 6.70%, (1 Month Term SOFR + 1.36%), 10/15/36 (d)	473	469
Series 2019-D-XL, REMIC, 6.90%, (1 Month Term SOFR + 1.56%), 10/15/36 (d)	670	664
Series 2019-E-XL, REMIC, 7.25%, (1 Month Term SOFR + 1.91%), 10/15/36 (d)	3,066	3,036
BX Commercial Mortgage Trust 2021-SOAR
Series 2021-G-SOAR, REMIC, 8.25%, (1 Month Term SOFR + 2.91%), 06/15/38 (d)	93	89
BX Commercial Mortgage Trust 2022-LP2
Series 2022-A-LP2, REMIC, 6.35%, (1 Month Term SOFR + 1.01%), 02/15/24 (d)	1,261	1,231
Series 2022-B-LP2, REMIC, 6.64%, (1 Month Term SOFR + 1.31%), 02/15/24 (d)	380	369
Series 2022-C-LP2, REMIC, 6.89%, (1 Month Term SOFR + 1.56%), 02/15/24 (d)	380	366
Series 2022-D-LP2, REMIC, 7.29%, (1 Month Term SOFR + 1.96%), 02/15/24 (d)	380	363
BX Trust 2022-GPA
Series 2022-A-GPA, 7.50%, (1 Month Term SOFR + 2.17%), 08/15/24 (d)	652	653

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
BX Trust 2022-IND
Series 2022-A-IND, REMIC, 6.82%, (1 Month Term SOFR + 1.49%), 04/15/24 (d)	960	949
Series 2022-B-IND, REMIC, 7.27%, (1 Month Term SOFR + 1.94%), 04/15/24 (d)	489	481
Series 2022-C-IND, REMIC, 7.62%, (1 Month Term SOFR + 2.29%), 04/15/24 (d)	111	108
Series 2022-D-IND, REMIC, 8.17%, (1 Month Term SOFR + 2.84%), 04/15/24 (d)	92	89
Capital One Multi-Asset Execution Trust
Series 2023-A-A1, 4.42%, 05/15/26	700	682
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (i)	184	167
Cedar Funding Vi CLO, Ltd.
Series 2016-ARR-6A, 6.64%, (3 Month Term SOFR + 1.31%), 04/20/34 (d)	6,596	6,514
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 6.69%, (3 Month Term SOFR + 1.36%), 10/20/32 (d)	710	704
Cedar Funding XII CLO Ltd
Series 2020-A1R-12A, 6.74%, (3 Month Term SOFR + 1.39%), 10/25/34 (d)	542	537
Cedar Funding XV CLO Ltd
Series 2022-A-15A, 6.65%, (3 Month Term SOFR + 1.32%), 04/20/35 (d)	1,052	1,043
Cedar Funding XVII CLO Ltd
Series 2023-A-17A, 7.28%, (3 Month Term SOFR + 1.85%), 07/21/36 (d)	877	877
CF Hippolyta Issuer LLC
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	1,455	1,275
CFCRE 2016-C7 Mortgage Trust
Series 2016-A2-C7, REMIC, 3.59%, 11/13/26	167	157
CFCRE 2017-C8 Mortgage Trust
Series 2017-A3-C8, REMIC, 3.30%, 03/17/27	898	827
CFMT 2021-HB6 LLC
Series 2021-A-HB6, 0.90%, 03/25/24 (d)	390	377
CFMT 2023-HB12, LLC
Series 2023-A-HB12, 4.25%, 07/25/26 (d)	479	459
Chesapeake Funding II LLC
Series 2023-A1-2A, 6.16%, 11/16/26	425	425
Citigroup Commercial Mortgage Trust 2019-GC41
Interest Only, Series 2019-XA-GC41, REMIC, 1.17%, 08/11/56 (d)	3,437	136
Columbia Cent CLO 29 Limited
Series 2020-AR-29A, 6.76%, (3 Month Term SOFR + 1.43%), 10/20/34 (d)	882	868
Columbia Cent CLO 30 Limited
Series 2020-A1-30A, 6.90%, (3 Month Term SOFR + 1.57%), 01/20/34 (d)	1,720	1,711
Series 2021-A1-31A, 6.79%, (3 Month Term SOFR + 1.46%), 04/20/34 (d)	1,270	1,258
Columbia Cent CLO 32 Limited
Series 2022-A1-32A, 7.05%, (3 Month Term SOFR + 1.70%), 07/24/34 (d)	1,282	1,276
COMM 2014-CCRE18 Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	177
CSAIL 2018-CX12 Commercial Mortgage Trust
Series 2018-A3-CX12, REMIC, 3.96%, 05/17/28	210	194
CSMC 2019-ICE4
Series 2019-A-ICE4, REMIC, 6.36%, (1 Month Term SOFR + 1.03%), 05/15/36 (d)	1,596	1,592
Series 2019-B-ICE4, REMIC, 6.61%, (1 Month Term SOFR + 1.28%), 05/15/36 (d)	644	641
Series 2019-C-ICE4, REMIC, 6.81%, (1 Month Term SOFR + 1.48%), 05/15/36 (d)	125	124
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	294	263
Daimler Trucks Retail Trust 2023-1
Series 2023-A2-1, 6.03%, 01/15/25	1,358	1,361
Discover Card Execution Note Trust
Series 2023-A-A2, 4.93%, 06/15/26	600	593
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	339	340
Series 2023-A3-1A, 5.64%, 02/22/28	258	258
Dryden 37 Senior Loan Fund
Series 2020-AR-85A, 6.72%, (3 Month Term SOFR + 1.41%), 10/15/35 (d)	798	791
Dryden 76 CLO Ltd
Series 2019-A1R-76A, 6.74%, (3 Month Term SOFR + 1.41%), 10/20/34 (d)	1,823	1,811
Dryden 78 CLO Ltd
Series 2020-A-78A, 6.75%, (3 Month Term SOFR + 1.44%), 04/18/33 (d)	600	592
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 6.79%, (3 Month Term SOFR + 1.48%), 01/18/32 (d)	917	915
Dryden 90 CLO, Ltd.
Series 2021-A1A-90A, 6.77%, (3 Month Term SOFR + 1.39%), 02/20/35 (d)	457	452
Dryden 98 CLO Ltd
Series 2022-A-98A, 6.63%, (3 Month Term SOFR + 1.30%), 04/20/35 (d)	591	583
Eaton Vance CLO 2013-1 Ltd
Series 2013-A13R-1A, 6.82%, (3 Month Term SOFR + 1.51%), 01/17/34 (d)	270	268
Eaton Vance CLO 2019-1, Ltd.
Series 2019-AR-1A, 6.67%, (3 Month Term SOFR + 1.36%), 04/15/31 (d)	646	642
Eaton Vance CLO 2020-2 Ltd
Series 2020-AR-2A, 6.72%, (3 Month Term SOFR + 1.41%), 01/16/35 (d)	1,020	1,009
ELP Commercial Mortgage Trust 2021-ELP
Series 2021-A-ELP, REMIC, 6.15%, (1 Month Term SOFR + 0.82%), 11/15/23 (d)	2,431	2,376
Series 2021-F-ELP, REMIC, 8.11%, (1 Month Term SOFR + 2.78%), 11/15/23 (d)	100	96
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.53%, (1 Month Term SOFR + 1.19%), 07/15/38 (d)	542	540
Series 2021-B-ESH, REMIC, 6.83%, (1 Month Term SOFR + 1.49%), 07/15/38 (d)	309	305
Series 2021-C-ESH, REMIC, 7.15%, (1 Month Term SOFR + 1.81%), 07/15/38 (d)	227	224
Series 2021-D-ESH, REMIC, 7.70%, (1 Month Term SOFR + 2.36%), 07/15/38 (d)	457	450
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 6.71%, (3 Month Term SOFR + 1.34%), 11/16/34 (d)	1,000	992
Flatiron CLO 21 Ltd
Series 2021-A1-1A, 6.69%, (3 Month Term SOFR + 1.37%), 07/19/34 (d)	651	647
Flatiron CLO Ltd
Series 2020-A-1A, 6.94%, (3 Month Term SOFR + 1.56%), 11/21/33 (d)	1,494	1,491
Ford Credit Floorplan Master Owner Trust A
Series 2023-A1-1, 4.92%, 05/15/26	1,000	982
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A2A-2, 5.44%, 10/20/25	345	344
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	262	261
GM Financial Consumer Automobile Receivables Trust 2022-4
Series 2022-A3-4, 4.82%, 08/16/27	1,596	1,581
GM Financial Consumer Automobile Receivables Trust 2023-3
Series 2023-A3-3, 5.45%, 01/16/27	525	524
GS Mortgage Securities Corporation Trust 2021-IP
Series 2021-A-IP, REMIC, 6.40%, (1 Month Term SOFR + 1.06%), 10/15/26 (d)	710	676
Series 2021-B-IP, REMIC, 6.60%, (1 Month Term SOFR + 1.26%), 10/15/26 (d)	110	103
Series 2021-C-IP, REMIC, 7.00%, (1 Month Term SOFR + 1.66%), 10/15/26 (d)	100	93
GS Mortgage Securities Trust 2017-GS6
Series 2017-A2-GS6, REMIC, 3.16%, 03/12/27	95	87
GS Mortgage Securities Trust 2018-GS9
Series 2018-A4-GS9, REMIC, 3.99%, 02/11/28 (d)	2,000	1,810
Hilton USA Trust 2016-HHV
Series 2016-F-HHV, REMIC, 4.33%, 11/05/26 (d)	100	88

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Honda Auto Receivables 2023-2 Owner Trust
Series 2023-A3-2, 4.93%, 09/15/26	557	550
Series 2023-A3-3, 5.41%, 11/18/26	400	399
Hyundai Auto Lease Securitization Trust 2023-B
Series 2023-A2A-B, 5.47%, 11/15/24	800	799
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 7.82%, (1 Month Term SOFR + 2.49%), 08/15/24 (d)	1,098	1,099
Invesco CLO Ltd
Series 2021-A-3A, 6.74%, (3 Month Term SOFR + 1.39%), 10/23/34 (d)	621	615
J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
Series 2018-AFX-WPT, REMIC, 4.25%, 07/08/33	339	304
JPMDB Commercial Mortgage Securities Trust 2016-C4
Series 2016-A2-C4, REMIC, 2.88%, 09/17/26	212	194
KKR CLO 16 Ltd
Series 2022-A1-41A, 6.64%, (3 Month Term SOFR + 1.33%), 12/31/35 (d)	1,373	1,355
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 6.15%, (1 Month Term SOFR + 0.81%), 03/15/38 (d)	1,055	1,034
Series 2021-B-BMR, REMIC, 6.33%, (1 Month Term SOFR + 0.99%), 03/15/38 (d)	255	249
Series 2021-C-BMR, REMIC, 6.55%, (1 Month Term SOFR + 1.21%), 03/15/38 (d)	160	156
Series 2021-D-BMR, REMIC, 6.85%, (1 Month Term SOFR + 1.51%), 03/15/38 (d)	223	216
Series 2021-E-BMR, REMIC, 7.20%, (1 Month Term SOFR + 1.86%), 03/15/38 (d)	195	187
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.63%, (1 Month Term SOFR + 1.30%), 05/15/24 (d)	2,042	2,005
Series 2022-B-BMR2, REMIC, 7.13%, (1 Month Term SOFR + 1.79%), 05/15/24 (d)	1,221	1,194
Series 2022-C-BMR2, REMIC, 7.43%, (1 Month Term SOFR + 2.09%), 05/15/24 (d)	684	665
Series 2022-D-BMR2, REMIC, 7.87%, (1 Month Term SOFR + 2.54%), 05/15/24 (d)	608	580
Lucali Limited
Series 2020-A-1A, 6.78%, (3 Month Term SOFR + 1.47%), 01/18/33 (d)	640	640
Madison Park Funding LII Ltd
Series 2021-A-52A, 6.71%, (3 Month Term SOFR + 1.36%), 01/22/35 (d)	994	986
Madison Park Funding Ltd
Series 2021-A-50A, 6.72%, (3 Month Term SOFR + 1.40%), 04/19/34 (d)	1,340	1,333
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 6.53%, (3 Month Term SOFR + 1.18%), 01/24/28 (d)	530	528
Madison Park Funding XLV Ltd
Series 2020-AR-45A, 6.69%, (3 Month Term SOFR + 1.38%), 07/17/34 (d)	653	648
Madison Park Funding XXXII Ltd
Series 2018-A2R-32A, 6.81%, (3 Month Term SOFR + 1.46%), 01/22/31 (d)	290	287
Magnetite XXI, Limited
Series 2019-AR-21A, 6.61%, (3 Month Term SOFR + 1.28%), 04/20/34 (d)	920	909
Magnetite XXIII Ltd
Series 2019-AR-23A, 6.74%, (3 Month Term SOFR + 1.39%), 01/25/35 (d)	731	727
Magnetite XXIX, Limited
Series 2021-A-29A, 6.56%, (3 Month Term SOFR + 1.25%), 01/17/34 (d)	1,150	1,144
Magnetite XXVII Ltd
Series 2020-AR-27A, 6.73%, (3 Month Term SOFR + 1.40%), 10/20/34 (d)	250	249
Magnetite XXX, Limited
Series 2021-A-30A, 6.74%, (3 Month Term SOFR + 1.39%), 10/25/34 (d)	1,072	1,066
Magnetite XXXVI Ltd
Series 2023-A-36A, 7.04%, (3 Month Term SOFR + 1.80%), 04/22/36 (d)	607	608
Marlette Funding Trust 2023-3
Series 2023-A-3A, 6.49%, 03/17/25	636	637
MHP Commercial Mortgage Trust 2021-STOR
Series 2021-A-STOR, REMIC, 6.15%, (1 Month Term SOFR + 0.81%), 07/15/38 (d)	603	592
Series 2021-F-STOR, REMIC, 7.65%, (1 Month Term SOFR + 2.31%), 07/15/38 (d)	144	137
Milos CLO, Ltd.
Series 2017-AR-1A, 6.66%, (3 Month Term SOFR + 1.33%), 10/21/30 (d)	850	848
Morgan Stanley & Co. LLC
Series 2019-A3-L2, REMIC, 3.81%, 01/18/29	500	456
Morgan Stanley Capital I Trust 2017-H1
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	700	639
Morgan Stanley Capital I Trust 2017-HR2
Series 2017-A4-HR2, REMIC, 3.59%, 12/17/27	210	190
Morgan Stanley Capital I Trust 2019-MEAD
Series 2019-A-MEAD, REMIC, 3.17%, 11/13/24	1,163	1,074
Series 2019-B-MEAD, REMIC, 3.28%, 11/13/24 (d)	168	151
Series 2019-C-MEAD, REMIC, 3.28%, 11/13/24 (d)	161	141
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-A-NUGS, REMIC, 6.40%, (1 Month Term SOFR + 1.06%), 12/15/36 (d)	900	720
NYMT Loan Trust 2022-CP1
Series 2022-A1-CP1, 2.04%, 09/25/27	166	146
Ocwen Loan Investment Trust 2023-HB1
Series 2023-A-HB1, 3.00%, 06/25/26 (d)	205	194
Peace Park CLO Ltd
Series 2021-A-1A, 6.72%, (3 Month Term SOFR + 1.39%), 10/20/34 (d)	898	891
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,410	1,350
Series 2022-A2I-1A, 3.25%, 12/07/26	678	606
Series 2022-A2II-1A, 4.01%, 12/07/26	606	479
Series 2019-A2-1A, 3.86%, 12/05/49 (e)	636	540
Prima Capital CRE Securitization
Series 2021-A-9A, 6.88%, (1 Month USD LIBOR + 1.56%), 03/26/40 (d)	70	70
Prima Capital CRE Securitization 2021-1X
Series 2021-B-9A, 7.23%, (1 Month USD LIBOR + 1.91%), 03/26/40 (d)	313	305
Rockland Park Limited
Series 2021-A-1A, 6.71%, (3 Month Term SOFR + 1.38%), 04/20/34 (d)	1,241	1,232
RR 7 Ltd
Series 2019-A1AB-7A, 6.65%, (3 Month Term SOFR + 1.34%), 01/15/37 (d)	1,141	1,128
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	583	484
Series 2020-B-1A, 4.34%, 03/15/27	226	162
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	858
Series 2020-2C-1, 1.88%, 01/15/26	365	330
Series 2020-2C-2, 2.33%, 01/15/28	279	237
Short-Term Investments Trust
Series 2018-A-SELF, REMIC, 6.28%, (1 Month Term SOFR + 0.95%), 10/15/37 (d)	110	109
Series 2018-B-SELF, REMIC, 6.46%, (1 Month Term SOFR + 1.13%), 10/15/37 (d)	356	354
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26 (i)	602	509
SPGN 2022-TFLM Mortgage Trust
Series 2022-B-TFLM, REMIC, 7.33%, (1 Month Term SOFR + 2.00%), 02/15/24 (d)	278	267
Series 2022-C-TFLM, REMIC, 7.98%, (1 Month Term SOFR + 2.65%), 02/15/24 (d)	145	137
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-A-MFP, REMIC, 6.18%, (1 Month Term SOFR + 0.85%), 11/15/23 (d)	1,545	1,516
Series 2021-B-MFP, REMIC, 6.53%, (1 Month Term SOFR + 1.19%), 11/15/23 (d)	633	619
Series 2021-C-MFP, REMIC, 6.78%, (1 Month Term SOFR + 1.44%), 11/15/23 (d)	393	384

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Series 2021-D-MFP, REMIC, 7.02%, (1 Month Term SOFR + 1.69%), 11/15/23 (d)	258	251
Stratus CLO 2022-1 Ltd
Series 2022-A-1A, 7.08%, (3 Month Term SOFR + 1.75%), 07/20/30 (d)	221	221
Symphony CLO XIX Ltd
Series 2018-A-19A, 6.53%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	555	554
Symphony CLO XXV, Ltd.
Series 2021-A-25A, 6.56%, (3 Month Term SOFR + 1.24%), 04/19/34 (d)	1,153	1,138
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 6.67%, (3 Month Term SOFR + 1.34%), 04/20/33 (d)	2,158	2,140
Symphony CLO XXXII
Series 2022-A1-32A, 6.67%, (3 Month Term SOFR + 1.32%), 04/23/35 (d)	1,176	1,158
Tesla Auto Lease Trust 2023-A
Series 2023-A3-A, 5.89%, 08/20/25	606	604
Tesla Auto Lease Trust 2023-B
Series 2023-A2-B, 6.02%, 02/20/25	1,086	1,089
Series 2023-A3-B, 6.13%, 12/22/25	900	901
Thunderbolt II Aircraft Lease Limited
Series 2018-A-A, 4.15%, 09/15/25 (i)	1,140	958
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26 (i)	904	758
Toyota Lease Owner Trust 2023-A
Series 2023-A2-A, 5.30%, 08/20/25	715	713
Series 2023-A3-A, 4.93%, 04/20/26	625	618
VCAT 2021-NPL5 LLC
Series 2021-A1-NPL5, REMIC, 1.87%, 08/26/24 (i)	278	258
Verizon Master Trust
Series 2021-A-1, 0.50%, 05/20/24	2,500	2,420
Series 2023-A-2, 4.89%, 04/21/25	300	297
VLS Commercial Mortgage Trust 2020-LAB
Series 2020-A-LAB, REMIC, 2.13%, 10/11/30	1,251	952
Series 2020-B-LAB, REMIC, 2.45%, 10/11/30	70	53
Voya CLO 2020-1 Ltd
Series 2020-AR-1A, 6.72%, (3 Month Term SOFR + 1.41%), 07/17/34 (d)	1,175	1,158
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 6.74%, (3 Month Term SOFR + 1.42%), 07/19/34 (d)	598	594
Voya CLO 2020-3 Ltd
Series 2020-AR-3A, 6.74%, (3 Month Term SOFR + 1.41%), 10/20/34 (d)	1,189	1,175
Wells Fargo Commercial Mortgage Trust 2015-C26
Series 2015-A4-C26, REMIC, 3.17%, 01/17/25	575	552
Wells Fargo Commercial Mortgage Trust 2019-C49
Series 2019-ASB-C49, REMIC, 3.93%, 10/17/28	200	190
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series 2021-A-FCMT, REMIC, 6.65%, (1 Month Term SOFR + 1.31%), 05/15/24 (d)	688	657
World Omni Auto Receivables Trust 2023-B
Series 2023-A2A-B, 5.25%, 02/18/25	361	360
Series 2023-A3-B, 4.66%, 09/15/26	662	650
World Omni Auto Receivables Trust 2023-C
Series 2023-A3-C, 5.15%, 11/15/28	323	321
World Omni Automobile Lease Securitization Trust 2023-A
Series 2023-A2A-A, 5.47%, 02/18/25	655	655
Total Non-U.S. Government Agency Asset-Backed Securities (cost $170,768)		166,038
SENIOR FLOATING RATE INSTRUMENTS 7.1%
Industrials 1.9%
ADS Tactical, Inc.
2021 Term Loan B, 11.20%, (1 Month Term SOFR + 5.75%), 03/04/28 (d)	131	128
Advantage Sales & Marketing, Inc.
2021 Term Loan, 9.94%, (3 Month Term SOFR + 4.50%), 10/28/27 (d)	—	—
2021 Term Loan, 10.04%, (3 Month Term SOFR + 4.50%), 10/28/27 (d)	168	161
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 06/17/28 (d) (q)	50	49
2021 1st Lien Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 06/17/28 (d)	328	324
Air Canada
2021 Term Loan B, 9.13%, (3 Month Term SOFR + 3.50%), 07/27/28 (d)	109	109
Ali Group North America Corporation
2021 Term Loan B, 7.45%, (1 Month Term SOFR + 2.00%), 10/13/28 (d)	98	97
AlixPartners, LLP
2021 USD Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 02/04/28 (d)	237	237
Alliance Laundry Systems LLC
Term Loan B, 8.90%, (3 Month Term SOFR + 3.50%), 09/30/27 (d)	189	189
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (d)	334	322
2023 Term Loan B, 9.88%, (3 Month Term SOFR + 4.75%), 05/04/28 (d)	110	108
Amentum Government Services Holdings LLC
Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 01/24/27 (d)	155	154
2020 2nd Lien Term Loan, 14.20%, (1 Month Term SOFR + 8.75%), 01/31/28 (d)	55	50
2022 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 02/07/29 (d)	356	351
American Airlines, Inc.
2021 Term Loan, 10.34%, (3 Month Term SOFR + 4.75%), 03/10/28 (d)	404	415
Amynta Agency Borrower Inc.
2023 Term Loan B, 10.43%, (1 Month Term SOFR + 5.00%), 02/14/28 (d)	135	135
Anticimex International AB
2021 USD Term Loan B1, 8.45%, (SOFR + 3.15%), 07/21/28 (d)	1,015	1,005
2021 USD Incremental Term Loan, 8.95%, (SOFR + 3.65%), 11/16/28 (d)	44	44
APi Group DE, Inc.
Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 09/25/26 (d)	89	89
2021 Incremental Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 10/07/28 (d)	31	31
AppLovin Corporation
2021 Term Loan B, 8.43%, (1 Month Term SOFR + 3.10%), 10/25/28 (d)	44	44
2023 Term Loan B, 8.43%, (1 Month Term SOFR + 3.10%), 08/14/30 (d)	212	211
APX Group, Inc.
2021 Term Loan B, 8.69%, (1 Month Term SOFR + 3.25%), 07/01/28 (d)	217	217
2021 Term Loan B, 11.75%, (Prime + 3.25%), 07/01/28 (d)	1	1
Archkey Solutions LLC
Term Loan, 10.79%, (3 Month USD LIBOR + 5.25%), 06/30/28 (d)	26	26
Term Loan, 10.88%, (1 Month Term SOFR + 5.25%), 06/30/28 (d)	28	28
Array Technologies, Inc.
Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 10/07/27 (d)	244	243
Artera Services, LLC
Incremental Term Loan, 8.84%, (3 Month Term SOFR + 3.50%), 03/06/25 (d)	137	128
BCPE Empire Holdings, Inc.
2023 Extended Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 06/23/33 (d)	370	370
BrightView Landscapes, LLC
2022 Term Loan B, 8.62%, (3 Month Term SOFR + 3.25%), 04/14/29 (d)	92	92
Brookfield WEC Holdings Inc.
2021 Term Loan, 8.20%, (1 Month Term SOFR + 2.75%), 08/01/25 (d)	487	487
2022 Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 08/01/25 (d)	272	273

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Canister International Group Inc.
Term Loan B, 10.18%, (1 Month Term SOFR + 4.75%), 12/21/26 (d)	121	121
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 02/07/26 (d)	333	331
2021 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 12/30/28 (d)	98	97
Century DE Buyer LLC
Term Loan, 0.00%, (SOFR + 4.00%), 09/27/30 (d) (q)	123	123
Ceridian HCM Holding Inc.
2018 Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 04/05/25 (d)	179	178
Chart Industries, Inc.
2023 Term Loan B, 9.17%, (1 Month Term SOFR + 3.75%), 12/08/29 (d)	254	254
CHG Healthcare Services Inc.
2021 Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 09/22/28 (d)	59	58
Term Loan, 0.00%, (SOFR + 3.75%), 09/30/28 (d) (q)	60	60
Clean Harbors Inc.
2021 Incremental Term Loan B, 7.45%, (1 Month Term SOFR + 2.00%), 09/21/28 (d)	39	39
Clue Opco LLC
Term Loan, 0.00%, (SOFR + 4.50%), 09/20/30 (d) (q)	245	239
Clydesdale Acquisition Holdings Inc
Term Loan B, 0.00%, (1 Month Term SOFR + 4.17%), 03/30/29 (d) (q)	90	89
Term Loan B, 9.61%, (1 Month Term SOFR + 4.17%), 03/30/29 (d)	741	730
Conair Holdings, LLC
Term Loan B, 9.29%, (3 Month USD LIBOR + 3.75%), 05/13/28 (d)	152	145
Congruex Group LLC
Term Loan, 11.27%, (3 Month Term SOFR + 5.75%), 04/26/29 (d)	133	131
Constant Contact Inc
Term Loan, 9.56%, (3 Month Term SOFR + 4.00%), 12/31/24 (d)	164	158
Corporation Service Company
Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 08/10/29 (d)	86	86
Covanta Holding Corporation
2021 Term Loan B, 7.83%, (1 Month Term SOFR + 2.50%), 11/16/28 (d)	96	95
2021 Term Loan C, 7.83%, (1 Month Term SOFR + 2.50%), 11/16/28 (d)	7	7
2023 Term Loan B, 8.33%, (SOFR + 3.00%), 11/30/28 (d)	46	46
2023 Term Loan C, 8.33%, (SOFR + 3.00%), 11/30/28 (d)	3	3
CPM Holdings, Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 09/18/28 (d) (q)	55	55
CQP Holdco LP
2021 Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 05/26/28 (d)	683	683
Crown Subsea Communications Holding,Inc.
2021 Term Loan, 10.44%, (1 Month Term SOFR + 5.00%), 04/20/27 (d)	131	131
2023 Incremental Term Loan, 10.69%, (1 Month Term SOFR + 5.25%), 04/27/27 (d)	69	69
Da Vinci Purchaser Corp.
2019 Term Loan, 9.45%, (1 Month Term SOFR + 4.00%), 12/10/26 (d)	167	165
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 8.99%, (3 Month Term SOFR + 3.75%), 03/05/27 (d)	121	118
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 12/31/24 (d)	15	14
2022 Incremental Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 03/31/28 (d)	153	152
2021 2nd Lien Term Loan, 12.20%, (1 Month Term SOFR + 6.75%), 03/18/29 (d)	75	66
Driven Holdings, LLC
Term Loan B, 8.43%, (SOFR + 3.00%), 11/17/28 (d)	34	34
EAB Global, Inc.
2021 Term Loan, 8.87%, (3 Month USD LIBOR + 3.50%), 12/31/24 (d)	39	39
Echo Global Logistics, Inc.
Term Loan, 8.93%, (1 Month Term SOFR + 3.50%), 11/09/28 (d)	393	378
Electron BidCo Inc.
2021 Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 10/29/28 (d)	94	93
Employbridge Holding Company
2021 Term Loan B, 10.26%, (3 Month USD LIBOR + 4.75%), 07/16/28 (d)	142	127
2021 Term Loan B, 10.29%, (3 Month USD LIBOR + 4.75%), 07/16/28 (d)	—	—
Emrld Borrower LP
Term Loan B, 8.33%, (3 Month Term SOFR + 3.00%), 05/04/30 (d)	250	250
Ensemble RCM, LLC
Term Loan, 9.22%, (SOFR + 3.75%), 07/24/26 (d)	217	217
Entegris, Inc.
2023 Term Loan B, 7.74%, (3 Month Term SOFR + 2.50%), 07/06/29 (d)	268	268
2023 Term Loan B, 7.83%, (1 Month Term SOFR + 2.75%), 07/06/29 (d)	109	109
EOS Finco Sarl
2022 USD Term Loan, 11.27%, (3 Month Term SOFR + 6.00%), 08/03/29 (d)	94	91
ERM Emerald US Inc.
USD Term Loan B1, 9.25%, (3 Month Term SOFR + 3.75%), 06/24/26 (d)	49	48
Fertitta Entertainment, LLC
2022 Term Loan B, 9.33%, (SOFR + 4.00%), 01/13/29 (d) (n)	1,707	1,688
Filtration Group Corporation
2023 USD Term Loan, 9.70%, (1 Month Term SOFR + 4.25%), 03/27/25 (d)	229	229
FinCo I LLC
2023 Term Loan, 8.37%, (3 Month Term SOFR + 3.00%), 06/27/28 (d)	74	74
First Advantage Holdings, LLC
2021 Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 01/31/27 (d)	66	66
Focus Financial Partners, LLC
2022 Term Loan B5, 8.58%, (1 Month Term SOFR + 3.25%), 06/30/28 (d)	243	242
Foundever Worldwide Corporation
2021 USD Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 07/28/28 (d)	104	102
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 10.31%, (3 Month Term SOFR + 4.75%), 02/24/26 (d)	249	227
2023 Incremental Term Loan, 10.38%, (3 Month Term SOFR + 4.75%), 03/10/26 (d)	80	73
Genesee & Wyoming Inc. (New)
Term Loan, 7.34%, (3 Month Term SOFR + 2.00%), 10/29/26 (d)	82	82
Griffon Corporation
Term Loan B, 7.79%, (3 Month Term SOFR + 2.25%), 01/24/29 (d)	194	194
Groupe Solmax Inc.
Term Loan, 0.00%, (1 Month Term SOFR + 4.75%), 12/30/24 (d) (q)	30	28
Term Loan, 10.20%, (1 Month Term SOFR + 4.75%), 12/30/24 (d)	46	42
Term Loan, 10.25%, (3 Month Term SOFR + 4.75%), 12/30/24 (d)	53	49
GTCR W-2 Merger Sub LLC
Term Loan, 0.00%, (SOFR + 3.00%), 09/21/30 (d) (q)	780	779
Harbourvest Partners, LLC
2023 Term Loan B, 8.24%, (3 Month Term SOFR + 3.00%), 04/06/30 (d)	232	232

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
HighTower Holdings LLC
2021 Term Loan B, 9.61%, (3 Month Term SOFR + 4.00%), 04/08/26 (d)	167	166
Hunter Holdco 3 Limited
USD Term Loan B, 9.59%, (3 Month Term SOFR + 4.25%), 08/05/28 (d)	172	172
ICON Luxembourg S.A.R.L.
LUX Term Loan, 7.75%, (3 Month Term SOFR + 2.25%), 06/16/28 (d)	336	335
II-VI Incorporated
2022 Term Loan B, 8.20%, (SOFR + 2.75%), 12/08/28 (d)	343	341
Indy US Bidco, LLC
2021 USD Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 03/05/28 (d) (n)	56	53
2021 USD Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 03/06/28 (d)	32	31
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 7.18%, (1 Month Term SOFR + 1.75%), 02/05/27 (d)	21	21
Janus International Group, LLC
2023 Term Loan B, 8.68%, (SOFR + 3.25%), 07/26/30 (d)	40	40
KNS Acquisition Corp.
Term Loan, 11.70%, (1 Month Term SOFR + 6.25%), 04/16/27 (d)	120	101
KUEHG Corp.
2023 Term Loan, 10.24%, (3 Month Term SOFR + 5.00%), 05/22/30 (d)	520	520
LaserShip, Inc.
2021 Term Loan, 10.13%, (SOFR + 4.50%), 04/30/28 (d)	197	182
LBM Acquisition LLC
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 12/08/27 (d)	371	362
Learning Care Group, Inc.
2023 Term Loan, 10.12%, (SOFR + 4.75%), 08/08/28 (d)	86	86
2023 Term Loan, 10.17%, (SOFR + 4.75%), 08/08/28 (d)	29	29
LSF11 Trinity Bidco, Inc.
Term Loan, 9.83%, (1 Month Term SOFR + 4.50%), 04/27/30 (d)	40	40
Madison IAQ LLC
Term Loan, 8.69%, (1 Month Term SOFR + 3.25%), 06/15/28 (d)	330	324
Midas Intermediate Holdco II, LLC
2022 PIK Term Loan, 13.67%, (1 Month Term SOFR + 6.85%), 06/30/27 (d) (n)	92	87
Mileage Plus Holdings LLC
2020 Term Loan B, 10.80%, (3 Month Term SOFR + 5.25%), 12/31/23 (d)	246	255
Neptune Bidco US Inc
2022 USD Term Loan A, 10.15%, (SOFR + 4.75%), 10/11/28 (d)	155	138
2022 USD Term Loan B, 10.40%, (SOFR + 5.00%), 04/11/29 (d)	933	837
OMNIA Partners LLC
Delayed Draw Term Loan, 0.00%, 07/19/30 (d) (q)	17	17
Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 07/19/30 (d)	183	183
Optiv Security, Inc.
2023 Term Loan, 10.34%, (SOFR + 5.25%), 08/17/26 (d)	95	92
Oscar AcquisitionCo, LLC
Term Loan B, 9.84%, (3 Month Term SOFR + 4.50%), 04/29/29 (d)	332	329
Osmose Utilities Services, Inc.
Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 06/18/28 (d)	10	10
Parexel International Corporation
2021 1st Lien Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 08/10/28 (d)	399	396
Patagonia Holdco LLC
Term Loan B1, 11.12%, (3 Month Term SOFR + 5.75%), 08/01/29 (d) (n)	210	185
Pathway Vet Alliance LLC
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 03/31/27 (d)	209	195
Petco Health and Wellness Company, Inc.
2021 Term Loan B, 8.75%, (3 Month Term SOFR + 3.25%), 02/25/28 (d)	84	83
Pike Corporation
2021 Incremental Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 01/15/28 (d)	101	100
2022 Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 01/21/28 (d)	84	84
PRA Health Sciences, Inc.
US Term Loan, 7.75%, (3 Month Term SOFR + 2.25%), 06/16/28 (d)	84	84
Rand Parent, LLC
2023 Term Loan B, 9.49%, (3 Month Term SOFR + 4.25%), 02/09/30 (d)	45	43
Red Planet Borrower, LLC
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 09/23/28 (d)	113	108
Red Ventures, LLC
2023 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 02/24/30 (d)	128	127
Reynolds Group Holdings Inc.
2020 Term Loan B2, 8.70%, (1 Month Term SOFR + 3.25%), 02/03/26 (d)	91	91
Rockwood Service Corporation
2020 Term Loan, 9.45%, (1 Month Term SOFR + 4.00%), 12/21/26 (d)	155	156
Runner Buyer, Inc.
2021 Term Loan B, 10.95%, (3 Month Term SOFR + 5.50%), 10/08/28 (d)	69	54
Sabert Corporation
Term Loan B, 9.95%, (1 Month Term SOFR + 4.50%), 11/22/26 (d)	157	157
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.08%, (3 Month Term SOFR + 3.75%), 09/16/27 (d)	208	215
Smyrna Ready Mix Concrete, LLC
Term Loan B, 9.68%, (1 Month Term SOFR + 4.25%), 03/24/29 (d)	164	164
Spin Holdco Inc.
2021 Term Loan, 9.66%, (3 Month Term SOFR + 4.00%), 02/26/28 (d)	1,297	1,118
SRS Distribution Inc.
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 05/20/28 (d)	338	334
2022 Incremental Term Loan, 8.93%, (1 Month Term SOFR + 3.50%), 06/02/28 (d)	95	94
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 11.39%, (3 Month Term SOFR + 6.00%), 03/24/28 (d)	89	85
Standard Industries Inc.
2021 Term Loan B, 7.94%, (1 Month Term SOFR + 2.50%), 08/05/28 (d)	75	75
Tempo Acquisition LLC
2023 Term Loan B, 8.32%, (1 Month Term SOFR + 3.00%), 08/31/28 (d)	304	304
TransDigm, Inc.
2022 Term Loan H, 8.49%, (3 Month Term SOFR + 3.25%), 02/28/27 (d)	50	50
2023 Term Loan I, 8.49%, (3 Month Term SOFR + 3.25%), 08/10/28 (d)	973	972
Travelport Finance (Luxembourg) S.a.r.l.
2020 Super Priority Term Loan, 14.30%, (1 Month USD LIBOR + 1.50%), 02/28/25 (d) (n)	120	114
2023 Consented Term Loan, 13.36%, (3 Month Term SOFR + 8.50%), 05/29/26 (d)	93	54
2023 Consented Term Loan, 13.74%, (3 Month Term SOFR + 8.50%), 05/29/26 (d)	2	1
U.S. Silica Company
2023 Term Loan B, 10.18%, (1 Month Term SOFR + 4.75%), 03/16/30 (d)	104	104
United Airlines, Inc.
2021 Term Loan B, 9.18%, (3 Month USD LIBOR + 3.75%), 04/14/28 (d)	303	303

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
USIC Holdings, Inc.
2021 Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 05/06/28 (d)	103	101
Verscend Holding Corp.
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 08/27/25 (d)	345	345
Vertical US Newco Inc
Term Loan B, 9.38%, (SOFR + 3.50%), 07/29/27 (d)	108	108
VM Consolidated, Inc.
2021 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 03/19/28 (d)	145	145
White Cap Buyer LLC
Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 10/08/27 (d)	151	150
WIN Waste Innovations Holdings, Inc.
2021 Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 03/31/28 (d)	133	122
Worldwide Express Operations, LLC
2021 1st Lien Term Loan, 9.50%, (3 Month Term SOFR + 4.00%), 07/22/28 (d)	217	213
		28,107
Communication Services 1.3%
19th Holdings Golf, LLC
2022 Term Loan B, 8.68%, (SOFR + 3.35%), 01/27/29 (d)	205	200
A&V Holdings Midco, LLC
2020 Term Loan B, 10.26%, (6 Month Term SOFR + 4.50%), 03/10/27 (d)	165	161
Academy, Ltd.
2021 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 11/05/27 (d)	144	144
AIT Worldwide Logistics, Inc
2021 Term Loan, 10.18%, (SOFR + 4.75%), 04/01/28 (d)	167	166
Allen Media, LLC
2021 Term Loan B, 10.89%, (3 Month Term SOFR + 5.50%), 02/10/27 (d) (n)	430	381
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 07/30/28 (d)	165	165
Altice Financing SA
2022 USD Term Loan, 10.31%, (SOFR + 5.00%), 10/31/27 (d)	70	69
Altice France S.A.
2023 USD Term Loan B14, 10.81%, (3 Month Term SOFR + 5.50%), 08/31/28 (d)	1,172	1,058
AP Core Holdings II, LLC
Amortization Term Loan B1, 10.95%, (1 Month Term SOFR + 5.50%), 07/21/27 (d)	49	49
High-Yield Term Loan B2, 10.95%, (1 Month Term SOFR + 5.50%), 07/21/27 (d)	175	170
Arcis Golf LLC
Term Loan B, 9.70%, (1 Month Term SOFR + 4.25%), 11/24/28 (d)	153	153
Bally's Corporation
2021 Term Loan B, 9.10%, (3 Month Term SOFR + 3.25%), 08/05/28 (d)	162	158
Cablevision Lightpath LLC
Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 09/15/27 (d)	48	48
CenturyLink, Inc.
2020 Term Loan A, 0.00%, (SOFR + 2.00%), 01/31/25 (d) (q)	35	33
2020 Term Loan A, 7.45%, (SOFR + 2.00%), 01/31/25 (d)	118	110
Charter Communications Operating, LLC
2019 Term Loan B2, 7.12%, (3 Month Term SOFR + 1.75%), 02/01/27 (d)	826	825
Ciena Corporation
2023 Term Loan B, 7.82%, (1 Month Term SOFR + 2.50%), 01/13/30 (d)	55	55
City Football Group Limited
Term Loan, 8.44%, (1 Month Term SOFR + 3.00%), 07/08/28 (d)	973	967
ClubCorp Holdings, Inc.
2017 Term Loan B, 8.29%, (3 Month USD LIBOR + 2.75%), 08/16/24 (d)	418	411
CMG Media Corporation
2021 Term Loan, 8.84%, (3 Month Term SOFR + 3.50%), 12/17/26 (d)	451	412
CommScope, Inc.
2019 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 02/07/26 (d)	436	397
Connect Finco Sarl
2021 Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/11/26 (d)	81	79
Consolidated Communications, Inc.
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 09/15/27 (d)	331	292
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 7.70%, (1 Month Term SOFR + 2.25%), 01/22/28 (d)	245	243
2021 Term Loan B6, 8.33%, (1 Month Term SOFR + 3.00%), 09/23/29 (d)	55	55
Crown Finance US, Inc.
2023 Exit Term Loan, 14.38%, (SOFR + 8.50%), 07/31/28 (d)	116	119
CSC Holdings, LLC
2017 Term Loan B1, 7.70%, (1 Month USD LIBOR + 2.25%), 07/15/25 (d)	71	69
2022 Term Loan B6, 9.83%, (1 Month Term SOFR + 4.50%), 01/17/28 (d)	510	482
Dave & Buster's, Inc.
2023 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 06/29/29 (d)	149	149
Diamond Sports Group, LLC
2022 First Priority Term Loan, 0.00%, (SOFR + 10.00%), 05/19/26 (d) (f) (g)	55	28
2022 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 5.25%), 08/24/26 (d) (f) (g) (n)	581	11
DirecTV Financing, LLC
Term Loan, 10.45%, (1 Month Term SOFR + 5.00%), 07/22/27 (d)	149	145
Dotdash Meredith Inc
Term Loan B, 9.43%, (1 Month Term SOFR + 4.00%), 11/23/28 (d)	420	403
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 8.54%, (3 Month USD LIBOR + 3.00%), 03/08/24 (d)	1	1
2017 1st Lien Term Loan, 8.73%, (6 Month USD LIBOR + 3.00%), 03/08/24 (d)	477	461
2017 2nd Lien Term Loan, 12.73%, (3 Month USD LIBOR + 7.00%), 09/08/24 (d)	30	27
Fluidra, S.A.
2022 USD Term Loan B, 7.36%, (1 Month Term SOFR + 1.93%), 01/21/29 (d)	177	175
Formula One Holdings Limited
Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 01/15/30 (d)	305	305
Frontier Communications Corp.
2021 1st Lien Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 10/08/27 (d)	566	549
Gray Television, Inc.
2021 Term Loan D, 8.44%, (1 Month Term SOFR + 3.00%), 10/27/28 (d)	162	158
Great Outdoors Group, LLC
2021 Term Loan B1, 9.20%, (1 Month Term SOFR + 3.75%), 02/26/28 (d)	3,133	3,123
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 9.45%, (1 Month Term SOFR + 4.00%), 10/08/27 (d)	170	170
GVC Holdings (Gibraltar) Limited
2021 USD Term Loan B4, 7.44%, (3 Month Term SOFR + 2.50%), 03/16/27 (d)	93	93
Herschend Entertainment Company, LLC
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 08/18/28 (d)	54	54
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.77%, (SOFR + 4.25%), 01/25/29 (d)	1,081	1,077

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
LCPR Loan Financing LLC
2021 Term Loan B, 9.20%, (1 Month Term SOFR + 3.75%), 09/25/28 (d)	40	40
Level 3 Financing Inc.
2019 Term Loan B, 7.20%, (1 Month Term SOFR + 1.75%), 03/01/27 (d)	352	332
MH Sub I, LLC
2023 Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 04/13/28 (d)	809	781
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.95%, (1 Month Term SOFR + 2.50%), 06/13/26 (d)	156	156
Northwest Fiber, LLC
2021 Term Loan, 9.18%, (1 Month Term SOFR + 3.75%), 04/30/27 (d)	274	270
Ontario Gaming GTA LP
Term Loan B, 9.62%, (3 Month Term SOFR + 4.25%), 07/11/30 (d)	100	100
Radiate Holdco, LLC
2021 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 09/25/26 (d)	324	264
Recess Holdings, Inc.
2023 Term Loan, 9.38%, (SOFR + 4.00%), 03/31/27 (d)	65	65
Scientific Games Holdings LP
2022 USD Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 02/03/29 (d) (q)	135	134
2022 USD Term Loan B, 8.77%, (3 Month Term SOFR + 3.50%), 02/03/29 (d)	247	246
Scientific Games International, Inc.
2022 USD Term Loan, 8.43%, (1 Month Term SOFR + 3.00%), 04/07/29 (d)	262	261
SeaWorld Parks & Entertainment, Inc.
2021 Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 08/12/28 (d)	83	83
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 10.23%, (3 Month USD LIBOR + 4.50%), 06/20/24 (d)	296	265
2017 2nd Lien Term Loan, 13.98%, (3 Month USD LIBOR + 8.25%), 06/30/25 (d)	150	106
Sinclair Television Group Inc.
Term Loan B2B, 7.95%, (1 Month Term SOFR + 2.50%), 07/18/26 (d)	86	75
2022 Term Loan B4, 9.18%, (1 Month Term SOFR + 3.75%), 04/13/29 (d)	74	51
Springer Nature Deutschland GmbH
2021 USD Term Loan B18, 8.50%, (3 Month Term SOFR + 3.00%), 08/14/26 (d)	177	177
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 7.75%, (3 Month Term SOFR + 2.25%), 06/29/25 (d)	251	251
2022 USD Term Loan B, 8.75%, (3 Month Term SOFR + 3.25%), 07/04/28 (d)	183	184
Topgolf Callaway Brands Corp.
Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 03/14/30 (d)	264	262
UFC Holdings, LLC
2021 Term Loan B, 8.37%, (3 Month Term SOFR + 2.75%), 04/29/26 (d)	92	92
Univision Communications Inc.
2021 First Lien Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 03/15/26 (d)	148	147
2022 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 05/06/28 (d)	473	466
2022 First Lien Term Loan B, 9.49%, (3 Month Term SOFR + 4.25%), 06/10/29 (d)	59	59
Virgin Media Bristol LLC
USD Term Loan N, 7.95%, (1 Month Term SOFR + 2.50%), 10/03/27 (d)	286	278
2023 USD Term Loan Y, 0.00%, (3 Month Term SOFR + 3.25%), 03/06/31 (d) (q)	130	127
Windstream Services, LLC
2020 Exit Term Loan B, 11.68%, (1 Month Term SOFR + 6.25%), 08/24/27 (d)	283	272
		19,944
Information Technology 1.2%
Applied Systems, Inc.
2022 Extended 1st Lien Term Loan, 9.74%, (3 Month Term SOFR + 4.50%), 09/19/26 (d)	204	204
Aptean, Inc.
2019 Term Loan, 9.68%, (1 Month Term SOFR + 4.25%), 04/23/26 (d)	153	152
Arches Buyer Inc.
2021 Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 12/06/27 (d)	100	98
Ascend Learning, LLC
2021 Term Loan, 8.92%, (3 Month Term SOFR + 3.50%), 11/18/28 (d)	354	337
2021 Term Loan, 8.93%, (1 Month Term SOFR + 3.50%), 11/18/28 (d)	366	348
2021 2nd Lien Term Loan, 11.18%, (1 Month Term SOFR + 5.75%), 11/18/29 (d)	90	76
Athenahealth Group, Inc.
2022 Term Loan B, 8.57%, (1 Month Term SOFR + 3.25%), 01/27/29 (d)	752	736
AZZ Inc.
Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 05/06/29 (d)	198	198
Camelot U.S. Acquisition LLC
2020 Incremental Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 10/30/26 (d)	363	362
Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 10/31/26 (d)	110	110
CDK Global, Inc.
2022 USD Term Loan B, 9.49%, (3 Month Term SOFR + 4.25%), 06/09/29 (d)	262	262
Centralsquare Tech LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 08/15/25 (d) (q)	125	118
Cloud Software Group, Inc.
2022 USD Term Loan B, 9.84%, (3 Month Term SOFR + 4.50%), 03/30/29 (d)	448	430
ConnectWise, LLC
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 09/23/28 (d)	282	277
CoreLogic, Inc.
Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 04/14/28 (d)	507	467
DCert Buyer, Inc.
2019 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 07/31/26 (d)	462	458
2021 2nd Lien Term Loan, 12.33%, (1 Month Term SOFR + 7.00%), 02/16/29 (d)	140	130
ECL Entertainment, LLC
2023 Term Loan B, 10.08%, (SOFR + 4.75%), 08/16/30 (d)	70	70
Epicor Software Corp.
Term Loan, 0.00%, (SOFR + 3.75%), 07/31/27 (d) (q)	50	50
Epicor Software Corporation
2020 Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 07/21/27 (d)	215	214
Esdec Solar Group B.V.
Term Loan B, 9.96%, (3 Month USD LIBOR + 4.75%), 08/23/28 (d)	117	116
Finastra USA Inc.
2023 Term Loan, 12.65%, (3 Month Term SOFR + 7.25%), 09/13/29 (d)	175	173
Flexera Software LLC
2021 Term Loan B, 9.20%, (1 Month Term SOFR + 3.75%), 01/26/28 (d)	155	154
Gainwell Acquisition Corp.
Term Loan B, 9.34%, (3 Month Term SOFR + 4.00%), 08/17/27 (d)	970	945
Galaxy US Opco Inc.
Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 04/19/29 (d)	89	85
Gen Digital Inc.
2022 Term Loan B, 7.43%, (SOFR + 2.00%), 01/28/29 (d)	535	533
Go Daddy Operating Company, LLC
2021 Term Loan B4, 7.45%, (1 Month Term SOFR + 2.00%), 08/10/27 (d)	121	121

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
2022 Term Loan B5, 7.83%, (1 Month Term SOFR + 2.50%), 10/21/29 (d)	182	182
GTT Communications, Inc.
2022 Opco Term Loan, 12.43%, (1 Month Term SOFR + 7.10%), 12/30/27 (d)	106	91
2022 Holdco Term Loan, 14.34%, (3 Month Term SOFR + 9.10%), 06/30/28 (d)	84	50
Helios Software Holdings, Inc.
2023 Term Loan B, 9.60%, (SOFR + 4.25%), 07/13/30 (d)	45	45
I-Logic Technologies Bidco Limited
2021 USD Term Loan B, 9.39%, (3 Month Term SOFR + 4.00%), 12/31/24 (d)	74	73
Imprivata, Inc
Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 11/24/27 (d)	122	122
ION Trading Finance Limited
2021 USD Term Loan, 10.09%, (3 Month Term SOFR + 4.75%), 03/26/28 (d)	222	219
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.32%, (SOFR + 3.00%), 10/15/27 (d) (n)	107	105
McAfee, LLC
2022 USD Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/03/29 (d)	350	342
MKS Instruments, Inc.
2022 USD Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 04/08/29 (d)	322	321
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 8.68%, (1 Month Term SOFR + 3.25%), 09/04/25 (d)	24	24
NCR Atleos LLC
Term Loan, 0.00%, (SOFR + 4.75%), 09/22/30 (d) (q)	165	159
Open Text Corporation
2023 Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 01/31/30 (d)	438	438
Orion Advisor Solutions, Inc.
2021 Term Loan, 9.38%, (SOFR + 3.75%), 09/24/27 (d)	126	122
Park Place Technologies, LLC
2020 Term Loan, 10.43%, (1 Month Term SOFR + 5.00%), 11/10/27 (d)	195	191
Peraton Corp.
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/22/28 (d)	905	902
Polaris Newco LLC
USD Term Loan B, 9.54%, (3 Month USD LIBOR + 4.00%), 06/03/28 (d)	788	753
Project Boost Purchaser, LLC
2019 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 05/22/26 (d)	54	53
Proofpoint, Inc.
1st Lien Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 06/09/28 (d)	383	380
Rackspace Technology Global, Inc.
2021 Term Loan B, 8.19%, (1 Month Term SOFR + 2.75%), 02/02/28 (d)	333	150
RealPage, Inc
1st Lien Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 02/18/28 (d)	333	329
Renaissance Holding Corp.
2018 1st Lien Term Loan, 9.99%, (SOFR + 4.75%), 05/21/25 (d)	255	253
2023 Refi Term Loan, 9.99%, (SOFR + 4.75%), 05/21/25 (d)	6	6
2023 Refi Term Loan, 9.99%, (1 Month Term SOFR + 4.75%), 05/21/25 (d)	58	58
Roper Industrial Products Investment Company LLC
USD Term Loan, 9.74%, (3 Month Term SOFR + 4.50%), 11/22/29 (d)	75	75
Sophia, L.P.
2021 Term Loan B, 9.04%, (3 Month USD LIBOR + 3.50%), 10/07/27 (d)	288	287
2022 Incremental Term Loan B, 9.58%, (1 Month Term SOFR + 4.25%), 10/07/27 (d)	30	29
Sovos Compliance, LLC
2021 Term Loan, 9.95%, (1 Month Term SOFR + 4.50%), 08/11/28 (d)	110	108
SS&C European Holdings Sarl
2018 Term Loan B4, 7.20%, (1 Month Term SOFR + 1.75%), 02/27/25 (d)	196	196
SS&C Technologies Inc.
2018 Term Loan B3, 7.20%, (1 Month Term SOFR + 1.75%), 02/27/25 (d)	208	208
2018 Term Loan B5, 7.20%, (1 Month Term SOFR + 1.75%), 04/15/25 (d)	108	108
TTM Technologies, Inc.
2023 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 05/23/30 (d)	84	84
Uber Technologies, Inc.
2023 Term Loan B, 8.16%, (3 Month Term SOFR + 2.75%), 02/27/30 (d)	590	589
Ultimate Software Group Inc (The)
Term Loan B, 9.22%, (SOFR + 3.75%), 04/08/26 (d)	231	231
2021 Term Loan, 8.62%, (3 Month Term SOFR + 3.25%), 05/03/26 (d)	1,094	1,090
2023 Incremental Term Loan, 10.02%, (3 Month Term SOFR + 4.50%), 05/03/26 (d)	100	100
2021 2nd Lien Term Loan, 10.62%, (3 Month Term SOFR + 5.25%), 05/03/27 (d)	255	254
Veritas US Inc.
2021 USD Term Loan B, 10.45%, (1 Month Term SOFR + 5.00%), 09/01/25 (d)	219	189
Vertiv Group Corporation
2021 Term Loan B, 8.19%, (1 Month Term SOFR + 2.75%), 03/02/27 (d)	329	328
Virgin Pulse, Inc.
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 03/30/28 (d)	177	177
VS Buyer, LLC
Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 02/19/27 (d)	292	291
Zayo Group Holdings, Inc.
USD Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 02/18/27 (d)	530	432
2022 USD Incremental Term Loan B, 9.66%, (1 Month Term SOFR + 4.33%), 03/09/27 (d)	207	168
Zelis Healthcare Corporation
2021 Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 09/30/26 (d) (n)	224	224
		17,760
Consumer Discretionary 0.9%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 7.73%, (SOFR + 2.25%), 09/12/30 (d)	261	260
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 0.00%, (SOFR + 3.50%), 12/08/28 (d) (q)	325	324
2021 Term Loan B1, 8.93%, (SOFR + 3.50%), 12/08/28 (d)	425	424
2023 Delayed Draw Term Loan, 0.00%, 12/21/28 (d) (q)	70	70
2023 Term Loan B2, 9.43%, (1 Month Term SOFR + 4.00%), 12/21/28 (d)	328	327
2023 Delayed Draw Term Loan, 9.43%, (1 Month Term SOFR + 4.00%), 12/21/28 (d)	38	38
2021 2nd Lien Term Loan, 11.43%, (SOFR + 6.00%), 12/10/29 (d)	24	24
ACProducts, Inc.
2021 Term Loan B, 9.75%, (3 Month Term SOFR + 4.25%), 05/17/28 (d)	574	472
Adtalem Global Education Inc.
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 02/11/28 (d)	91	91
American Trailer World Corp.
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/17/28 (d)	202	193
Apro, LLC
2021 Term Loan, 9.19%, (SOFR + 3.75%), 11/14/26 (d)	155	155

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Aramark Services, Inc.
2019 Term Loan B4, 7.20%, (1 Month Term SOFR + 1.75%), 12/04/26 (d)	117	116
2021 Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 04/06/28 (d)	85	85
At Home Group Inc.
Term Loan B, 9.69%, (SOFR + 4.25%), 12/31/24 (d)	138	60
Avis Budget Car Rental, LLC
2022 Term Loan C, 8.93%, (1 Month Term SOFR + 3.50%), 03/15/29 (d)	79	79
Belron Finance US LLC
2023 Term Loan, 8.16%, (SOFR + 2.75%), 04/06/29 (d)	45	45
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 8.08%, (1 Month Term SOFR + 2.75%), 01/26/24 (d)	100	100
Bombardier Recreational Products, Inc.
2020 Term Loan, 7.43%, (1 Month Term SOFR + 2.00%), 05/24/27 (d)	54	53
2022 Incremental Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/08/29 (d)	144	144
Byju's Alpha, Inc.
Term Loan B, 15.25%, (Prime + 7.00%), 11/05/26 (d)	150	48
Term Loan B, 15.25%, (3 Month USD LIBOR + 8.00%), 11/05/26 (d)	15	5
Caesars Entertainment Corp
Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 01/25/30 (d)	940	940
Canada Goose Inc.
2021 Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 10/07/27 (d)	63	62
Carnival Corporation
2023 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 08/01/27 (d)	190	189
2021 Incremental Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 10/08/28 (d)	350	347
Clarios Global LP
2023 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 04/20/30 (d)	245	244
Crocs, Inc.
2023 Term Loan B, 8.43%, (1 Month Term SOFR + 3.00%), 02/20/29 (d)	391	392
CWGS Group, LLC
2021 Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 05/25/28 (d)	338	317
2021 Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 05/25/28 (d)	24	23
EG Group Limited
2023 USD First Lien Incremental Tranche B TLB, 9.16%, (SOFR + 4.00%), 02/07/25 (d)	126	126
2023 USD First Lien Incremental Tranche C TLB, 9.16%, (SOFR + 4.00%), 02/07/28 (d)	265	254
Term B1, 0.00%, (SOFR + 5.50%), 02/29/28 (d) (m) (q)	150	144
Empire Today, LLC
2021 Term Loan B, 10.44%, (1 Month Term SOFR + 5.00%), 04/01/28 (d)	78	64
Flynn Restaurant Group LP
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 11/22/28 (d) (q)	45	45
2021 Term Loan B, 9.70%, (1 Month Term SOFR + 4.25%), 11/22/28 (d)	44	44
Four Seasons Hotels Limited
2023 Term Loan B, 7.93%, (1 Month Term SOFR + 2.50%), 11/30/29 (d)	209	210
Fugue Finance B.V.
USD Term Loan, 9.92%, (3 Month Term SOFR + 4.50%), 01/25/28 (d)	115	115
Global Education Management Systems Establishment
Term Loan, 10.43%, (3 Month Term SOFR + 4.75%), 07/30/26 (d)	212	212
Golden Entertainment, Inc.
2023 Term Loan B, 8.17%, (1 Month Term SOFR + 2.75%), 05/18/30 (d)	230	229
GVC Holdings (Gibraltar) Limited
2022 USD Term Loan B2, 8.44%, (6 Month Term SOFR + 3.50%), 10/18/29 (d)	203	203
Hanesbrands, Inc.
2023 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 02/14/30 (d)	75	73
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 10/19/27 (d)	102	101
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 05/20/28 (d)	713	714
J&J Ventures Gaming, LLC
Term Loan, 9.54%, (3 Month USD LIBOR + 4.00%), 04/07/28 (d)	108	103
Term Loan, 0.00%, (SOFR + 4.25%), 04/26/28 (d) (q)	87	83
2023 Incremental Term Loan B, 9.66%, (3 Month Term SOFR + 4.25%), 04/26/28 (d)	48	46
Jo-Ann Stores, Inc.
2021 Term Loan B1, 10.36%, (3 Month Term SOFR + 4.75%), 06/30/28 (d)	88	28
Les Schwab Tire Centers
Term Loan B, 8.69%, (SOFR + 3.25%), 10/26/27 (d)	151	150
LIDS Holdings, Inc.
Term Loan, 11.06%, (3 Month Term SOFR + 5.50%), 12/03/26 (d) (m)	125	119
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 7.18%, (1 Month Term SOFR + 1.75%), 08/29/25 (d)	193	192
Mattress Firm Inc
2021 Term Loan B, 9.95%, (6 Month USD LIBOR + 4.25%), 09/21/28 (d)	387	383
Michaels Companies, Inc.
2021 Term Loan B, 9.75%, (3 Month Term SOFR + 4.25%), 04/08/28 (d)	186	169
Motel 6
Term Loan B, 10.42%, (1 Month Term SOFR + 5.00%), 09/09/26 (d)	55	55
Oravel Stays Singapore Pte. Ltd.
Term Loan B, 13.91%, (3 Month Term SOFR + 8.25%), 06/02/26 (d)	68	58
P.F. Chang's China Bistro Inc.
2019 Term Loan B, 11.68%, (1 Month Term SOFR + 6.25%), 03/01/26 (d)	—	—
2019 Term Loan B, 11.77%, (1 Month Term SOFR + 6.25%), 03/01/26 (d)	117	111
Pacific Bells, LLC
Term Loan B, 10.00%, (3 Month Term SOFR + 4.50%), 10/12/28 (d)	143	141
PCI Gaming Authority
Term Loan, 7.95%, (1 Month Term SOFR + 2.50%), 05/15/26 (d)	69	69
PENN Entertainment, Inc.
2022 Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 04/13/29 (d)	64	64
Pilot Travel Centers LLC
2021 Term Loan B, 7.43%, (1 Month Term SOFR + 2.00%), 07/29/28 (d)	250	250
Playa Resorts Holding B.V.
2022 Term Loan B, 9.58%, (1 Month Term SOFR + 4.25%), 11/22/28 (d)	144	144
Power Stop, LLC
2022 Term Loan, 10.18%, (1 Month Term SOFR + 4.75%), 01/26/29 (d)	231	191
RC Buyer, Inc.
2021 Term Loan, 9.00%, (3 Month Term SOFR + 3.50%), 07/28/28 (d)	54	52
RealTruck Group, Inc.
2021 Term Loan B, 9.20%, (1 Month Term SOFR + 3.75%), 01/20/28 (d)	122	116
Restoration Hardware, Inc.
Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 10/15/28 (d)	88	84
2022 Incremental Term Loan, 8.68%, (1 Month Term SOFR + 3.25%), 10/20/28 (d)	296	285

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
RVR Dealership Holdings, LLC
Term Loan B, 9.25%, (SOFR + 3.75%), 02/08/28 (d)	64	57
Solis IV BV
USD Term Loan B1, 8.89%, (3 Month Term SOFR + 3.50%), 02/09/29 (d)	852	829
Sotheby's
2021 Term Loan B, 10.07%, (SOFR + 4.50%), 01/15/27 (d)	105	102
Specialty Building Products Holdings, LLC
2021 Term Loan B, 9.68%, (1 Month Term SOFR + 3.75%), 10/05/28 (d)	69	68
Station Casinos LLC
2020 Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 01/30/27 (d)	304	304
Sweetwater Borrower, LLC
Term Loan B, 9.70%, (1 Month Term SOFR + 4.25%), 12/31/24 (d)	212	205
Tory Burch LLC
Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 04/14/28 (d)	206	203
Victoria's Secret & Co.
Term Loan B, 8.90%, (3 Month Term SOFR + 3.25%), 06/30/28 (d)	153	149
Weber-Stephen Products LLC
Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 10/20/27 (d)	100	89
WH Borrower, LLC
Term Loan, 10.81%, (SOFR + 5.50%), 02/09/27 (d)	144	143
2023 Incremental Term Loan, 0.00%, (SOFR + 5.50%), 02/15/27 (d) (q)	90	89
2023 Incremental Term Loan, 10.81%, (SOFR + 5.50%), 02/15/27 (d)	180	178
Whatabrands LLC
2021 Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 07/21/28 (d)	353	351
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 05/19/30 (d)	70	70
		13,891
Financials 0.6%
Acrisure, LLC
2020 Term Loan B, 8.95%, (1 Month USD LIBOR + 3.50%), 01/30/27 (d)	515	507
2021 First Lien Term Loan B, 9.70%, (1 Month USD LIBOR + 4.25%), 02/15/27 (d)	454	452
2022 Incremental Term Loan, 11.12%, (SOFR + 5.75%), 02/15/27 (d)	294	295
Alliant Holdings Intermediate, LLC
2021 Term Loan B4, 8.93%, (1 Month USD LIBOR + 3.50%), 11/06/27 (d)	465	464
AmWINS Group, Inc.
2021 Term Loan B, 7.70%, (1 Month Term SOFR + 2.25%), 02/16/28 (d)	284	282
2023 Incremental Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 02/19/28 (d)	69	69
Aretec Group, Inc.
2023 Incremental Term Loan, 9.92%, (1 Month Term SOFR + 4.50%), 03/08/30 (d)	50	50
AssuredPartners, Inc.
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 02/12/27 (d)	72	72
2020 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 02/13/27 (d)	77	77
Asurion LLC
2020 Term Loan B8, 8.79%, (3 Month USD LIBOR + 3.25%), 12/31/23 (d)	1,414	1,382
2021 Term Loan B9, 8.79%, (3 Month USD LIBOR + 3.25%), 02/05/28 (d)	161	155
2021 2nd Lien Term Loan B3, 10.70%, (1 Month Term SOFR + 5.25%), 02/05/28 (d)	375	337
2022 Term Loan B10, 9.43%, (1 Month Term SOFR + 4.00%), 08/16/28 (d)	182	176
2023 Term Loan B11, 9.68%, (1 Month Term SOFR + 4.25%), 08/19/28 (d)	83	80
2021 Second Lien Term Loan B4, 10.70%, (1 Month Term SOFR + 5.25%), 01/15/29 (d)	145	128
AVSC Holding Corp.
2020 Term Loan B1, 8.93%, (1 Month Term SOFR + 3.25%), 12/05/25 (d)	172	165
Broadstreet Partners, Inc.
2021 Term Loan B2, 8.70%, (1 Month Term SOFR + 3.25%), 01/27/27 (d)	49	49
2023 Term Loan B3, 9.33%, (1 Month Term SOFR + 4.00%), 01/26/29 (d)	125	125
Charlotte Buyer, Inc.
1st Lien Term Loan, 10.58%, (1 Month Term SOFR + 5.25%), 02/03/28 (d)	69	69
Charter Communications Operating, LLC
2019 Term Loan B2, 0.00%, (SOFR + 3.25%), 09/13/30 (d) (q)	35	35
Citadel Securities LP
2023 Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 07/26/30 (d)	379	378
HUB International Limited
2023 Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 06/08/30 (d)	915	917
Jones DesLauriers Insurance Management Inc.
2023 Term Loan B, 9.62%, (3 Month Term SOFR + 4.25%), 03/16/30 (d)	100	100
Kronos Acquisition Holdings Inc.
2021 Term Loan B, 9.25%, (3 Month Term SOFR + 3.75%), 12/22/26 (d)	210	208
NEXUS Buyer LLC
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 10/14/26 (d)	202	199
2021 Second Lien Term Loan, 11.68%, (1 Month Term SOFR + 6.25%), 10/29/29 (d)	60	57
Novae LLC
1st Lien Term Loan, 10.34%, (SOFR + 5.00%), 01/19/29 (d) (n)	79	73
PECF USS Intermediate Holding III Corporation
Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 11/04/28 (d) (q)	60	48
Term Loan B, 9.70%, (1 Month Term SOFR + 4.25%), 11/04/28 (d)	—	—
Term Loan B, 9.88%, (1 Month Term SOFR + 4.25%), 11/04/28 (d)	202	161
Ryan Specialty Group, LLC
Term Loan, 8.43%, (1 Month Term SOFR + 3.00%), 07/23/27 (d)	175	174
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 02/16/28 (d) (q)	15	15
2023 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 02/16/28 (d)	65	65
Superannuation and Investments US LLC
USD Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 09/23/28 (d)	49	49
Trans Union, LLC
2019 Term Loan B5, 7.18%, (1 Month Term SOFR + 1.75%), 11/13/26 (d)	115	115
2021 Term Loan B6, 7.70%, (1 Month Term SOFR + 2.25%), 11/16/28 (d)	199	199
USI, Inc.
2022 Incremental Term Loan, 8.99%, (3 Month Term SOFR + 3.75%), 11/16/29 (d)	357	357
VFH Parent LLC
2022 Term Loan B, 8.42%, (SOFR + 3.00%), 01/07/29 (d)	252	250
Walker & Dunlop, Inc.
2021 Term Loan, 7.68%, (SOFR + 2.25%), 10/14/28 (d)	108	108
		8,442
Materials 0.5%
American Consolidated Natural Resources, Inc.
2020 Exit Term Loan, 3.00%, (Prime + 9.00%), 09/16/25 (d)	8	8
Arsenal AIC Parent LLC
Term Loan, 9.88%, (3 Month Term SOFR + 4.50%), 07/27/30 (d)	150	150
Aruba Investments, Inc.
2020 USD Term Loan, 9.43%, (1 Month Term SOFR + 4.00%), 10/28/27 (d)	211	206

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
2020 2nd Lien Term Loan, 13.18%, (1 Month Term SOFR + 7.75%), 10/28/28 (d)	140	130
Avient Corporation
Term Loan B7, 7.87%, (3 Month Term SOFR + 2.50%), 08/29/29 (d)	46	46
Axalta Coating Systems U.S. Holdings, Inc.
2023 USD Term Loan B4, 7.81%, (3 Month Term SOFR + 2.50%), 12/20/29 (d)	51	51
Bakelite US Holdco, Inc.
2022 Term Loan, 9.39%, (SOFR + 4.00%), 01/30/29 (d)	69	68
Berlin Packaging LLC
2021 Term Loan B5, 9.19%, (1 Month Term SOFR + 3.75%), 03/11/28 (d)	266	263
2021 Term Loan B5, 9.29%, (3 Month USD LIBOR + 3.75%), 03/11/28 (d)	14	13
Berry Global, Inc.
2021 Term Loan Z, 7.29%, (SOFR + 1.75%), 07/01/26 (d)	166	166
Charter NEX US, Inc.
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 12/01/27 (d)	177	175
Chemours Company (The)
2023 USD Term Loan B, 8.83%, (1 Month Term SOFR + 2.50%), 08/10/28 (d)	325	320
2021 Term Loan B, 11.05%, (SOFR + 5.75%), 11/15/28 (d)	64	59
Consolidated Energy Finance, S.A.
Term Loan B, 8.04%, (3 Month USD LIBOR + 2.50%), 05/07/25 (d)	210	208
2021 Incremental Term Loan, 8.69%, (1 Month USD LIBOR + 3.50%), 05/07/25 (d) (m)	103	100
Cyanco Intermediate 2 Corp.
2023 Term Loan B, 10.08%, (1 Month Term SOFR + 4.75%), 06/29/28 (d)	50	50
Discovery Purchaser Corporation
Term Loan, 0.00%, (3 Month Term SOFR + 4.38%), 08/04/29 (d) (q)	205	197
Term Loan, 9.62%, (3 Month Term SOFR + 4.38%), 08/04/29 (d)	337	325
Gemini HDPE LLC
2020 Term Loan B, 8.63%, (SOFR + 3.00%), 12/11/27 (d)	89	89
Graham Packaging Company Inc.
2021 Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 08/04/27 (d)	170	170
Hexion Holdings Corporation
2022 USD Term Loan, 10.03%, (SOFR + 4.50%), 03/02/29 (d)	362	343
2022 USD 2nd Lien Term Loan, 12.86%, (SOFR + 7.44%), 02/09/30 (d)	50	40
INEOS Quattro Holdings UK Ltd
2023 USD Term Loan, 9.18%, (1 Month Term SOFR + 3.75%), 03/01/30 (d)	65	65
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 01/21/26 (d)	234	233
Ineos US Finance LLC
2023 USD Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 02/09/30 (d)	65	64
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 10.48%, (6 Month Term SOFR + 4.72%), 02/04/26 (d)	168	161
Koppers Inc.
2023 Term Loan B, 9.40%, (SOFR + 4.00%), 03/10/30 (d)	60	60
2023 Term Loan B, 9.44%, (SOFR + 4.00%), 03/10/30 (d)	100	100
Lonza Group AG
USD Term Loan B, 9.27%, (3 Month Term SOFR + 3.92%), 04/29/28 (d)	136	120
Luxembourg Investment Company 428 S.a r.l.
Term Loan B, 10.39%, (SOFR + 5.00%), 10/22/28 (d)	57	41
New Arclin U.S. Holding Corp.
2021 Term Loan, 9.18%, (1 Month Term SOFR + 3.75%), 09/22/28 (d)	321	317
Nouryon Finance B.V.
2023 USD Term Loan B, 9.43%, (SOFR + 4.00%), 04/03/28 (d)	314	309
Olympus Water US Holding Corporation
2021 USD Term Loan B, 9.25%, (3 Month Term SOFR + 3.75%), 09/21/28 (d)	307	303
2022 Incremental Term Loan, 9.84%, (3 Month Term SOFR + 4.50%), 11/09/28 (d)	128	127
2023 Incremental Term Loan, 10.27%, (3 Month Term SOFR + 5.00%), 11/09/28 (d)	150	149
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 9.00%, (3 Month Term SOFR + 3.50%), 11/30/27 (d)	83	82
Pregis TopCo Corporation
1st Lien Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 07/25/26 (d)	72	72
2021 Incremental Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 07/31/26 (d)	73	73
RelaDyne Inc.
2023 Incremental Term Loan, 10.33%, (1 Month Term SOFR + 5.00%), 12/23/28 (d)	209	209
Reynolds Consumer Products LLC
Term Loan, 7.18%, (1 Month Term SOFR + 1.75%), 01/30/27 (d)	141	141
Reynolds Group Holdings Inc.
2021 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 09/20/28 (d)	118	118
Ring Container Technologies Group, LLC
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 08/12/28 (d)	83	83
RLG Holdings, LLC
2021 Term Loan, 9.70%, (1 Month Term SOFR + 4.25%), 07/02/28 (d)	79	74
Spa Holdings 3 Oy
USD Term Loan B, 9.54%, (3 Month USD LIBOR + 4.00%), 03/18/28 (d)	102	99
TricorBraun Holdings, Inc.
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 01/29/28 (d) (q)	30	29
2021 Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 01/29/28 (d)	216	212
W.R. Grace & Co.-Conn.
2021 Term Loan B, 9.31%, (3 Month USD LIBOR + 3.75%), 08/11/28 (d)	148	146
Windsor Holdings III, LLC
USD Term Loan B, 9.83%, (1 Month Term SOFR + 4.50%), 06/21/30 (d)	200	199
Zekelman Industries, Inc.
2020 Term Loan, 7.45%, (SOFR + 2.00%), 01/17/27 (d)	96	95
		6,858
Health Care 0.3%
Accelerated Health Systems, LLC
2022 Term Loan B, 9.64%, (3 Month Term SOFR + 4.25%), 02/01/29 (d)	49	41
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 9.25%, (3 Month Term SOFR + 3.75%), 08/05/28 (d)	59	59
AHP Health Partners, Inc.
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 08/23/28 (d)	138	138
Avantor Funding, Inc.
2021 Term Loan B5, 7.68%, (1 Month Term SOFR + 2.25%), 11/08/27 (d)	113	113
Cano Health LLC
2022 Term Loan, 0.00%, (1 Month Term SOFR + 4.00%), 11/23/27 (d) (q)	10	6
2022 Term Loan, 9.43%, (1 Month Term SOFR + 4.00%), 11/23/27 (d)	318	203
CNT Holdings I Corp
2020 Term Loan, 8.80%, (3 Month Term SOFR + 3.50%), 10/16/27 (d)	146	146
Elanco Animal Health Incorporated
Term Loan B, 7.18%, (1 Month Term SOFR + 1.75%), 02/04/27 (d)	338	331
Embecta Corp
Term Loan B, 8.34%, (6 Month Term SOFR + 3.00%), 01/27/29 (d)	157	154

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Help At Home, Inc.
2020 Delayed Draw Term Loan, 10.44%, (1 Month Term SOFR + 5.00%), 10/20/27 (d)	6	6
2020 Term Loan B, 10.44%, (1 Month Term SOFR + 5.00%), 10/20/27 (d)	46	45
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 7.18%, (1 Month Term SOFR + 1.75%), 02/25/28 (d)	107	107
ICU Medical, Inc.
Term Loan B, 7.89%, (3 Month Term SOFR + 2.50%), 12/16/28 (d)	89	88
Insulet Corporation
Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 04/29/28 (d)	384	383
Jazz Financing Lux S.a.r.l.
USD Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 04/22/28 (d)	557	556
MED ParentCo LP
1st Lien Term Loan, 9.70%, (1 Month Term SOFR + 4.25%), 08/01/26 (d)	87	83
2nd Lien Term Loan, 13.70%, (1 Month Term SOFR + 8.25%), 07/31/27 (d)	35	30
Medline Borrower, LP
USD Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 09/30/28 (d) (q)	140	140
USD Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 09/30/28 (d)	326	325
MJH Healthcare Holdings, LLC
2022 Term Loan B, 8.93%, (SOFR + 3.50%), 01/24/29 (d)	59	59
Organon & Co
USD Term Loan, 8.44%, (1 Month Term SOFR + 3.00%), 04/07/28 (d)	374	373
Perrigo Investments, LLC
Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 04/05/29 (d) (n)	128	128
Pluto Acquisition I, Inc.
2021 1st Lien Term Loan, 9.68%, (3 Month Term SOFR + 4.00%), 06/20/26 (d)	122	106
Surgery Center Holdings, Inc.
2021 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 08/31/26 (d)	156	156
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.69%, (1 Month Term SOFR + 4.25%), 09/22/28 (d)	50	46
United FP Holdings, LLC
2019 1st Lien Term Loan, 9.63%, (SOFR + 4.00%), 12/30/26 (d)	444	360
2020 Incremental Term Loan, 14.13%, (SOFR + 8.50%), 12/30/26 (d) (m)	29	26
Upstream Rehabilition, Inc.
2021 Term Loan, 9.75%, (SOFR + 4.25%), 11/20/26 (d)	77	74
US Radiology Specialists, Inc.
2020 Term Loan, 10.68%, (1 Month Term SOFR + 5.25%), 12/10/27 (d)	73	71
		4,353
Consumer Staples 0.2%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 09/19/25 (d)	39	37
2021 Incremental Term Loan, 10.20%, (1 Month Term SOFR + 4.75%), 10/01/25 (d)	34	33
Anastasia Parent, LLC
2018 Term Loan B, 9.25%, (3 Month USD LIBOR + 3.75%), 08/03/25 (d)	239	170
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.95%, (1 Month USD LIBOR + 3.50%), 03/17/28 (d)	123	121
Cardenas Markets, Inc.
2022 Term Loan, 12.09%, (3 Month Term SOFR + 6.75%), 07/20/29 (d)	224	223
Chobani, LLC
2020 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 10/20/27 (d)	202	202
Del Monte Foods, Inc.
2022 Term Loan, 9.67%, (1 Month Term SOFR + 4.25%), 02/15/29 (d)	350	340
Eagle Parent Corp.
2022 Term Loan B, 9.49%, (3 Month Term SOFR + 4.25%), 03/17/29 (d)	207	201
Froneri International Ltd.
2020 USD Term Loan, 7.68%, (1 Month Term SOFR + 2.25%), 01/29/27 (d)	174	173
JP Intermediate B, LLC
2023 Term Loan, 10.85%, (SOFR + 5.50%), 11/20/27 (d) (m)	131	43
Naked Juice LLC
Term Loan, 8.59%, (SOFR + 3.25%), 01/20/29 (d) (n)	193	182
2nd Lien Term Loan, 11.34%, (SOFR + 6.00%), 01/25/30 (d)	55	44
Shearer's Foods, Inc.
2021 Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 09/15/27 (d)	106	105
Triton Water Holdings, Inc
Term Loan, 8.75%, (3 Month Term SOFR + 3.25%), 03/16/28 (d)	538	524
Upfield B.V.
2023 USD Term Loan B7, 0.00%, (SOFR + 5.00%), 01/31/28 (d) (q)	175	170
WOOF Holdings, Inc
1st Lien Term Loan, 9.40%, (3 Month Term SOFR + 3.75%), 12/16/27 (d)	221	174
		2,742
Utilities 0.1%
Breakwater Energy Parent S.a.r.l.
Term Loan, 11.00%, (3 Month USD LIBOR + 11.00%), 09/01/26 (d) (m)	496	471
ExGen Renewables IV, LLC
2020 Term Loan, 8.18%, (3 Month Term SOFR + 2.50%), 12/11/27 (d)	87	87
Generation Bridge Northeast, LLC
Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 08/03/29 (d)	105	105
GIP III Stetson I, L.P
2018 Term Loan B, 9.68%, (1 Month Term SOFR + 4.25%), 12/06/24 (d)	264	264
MH Sub I, LLC
2021 2nd Lien Term Loan, 11.58%, (1 Month Term SOFR + 6.25%), 02/12/29 (d)	100	88
Pacific Gas And Electric Company
2020 Term Loan B1, 8.45%, (1 Month Term SOFR + 3.00%), 06/18/25 (d)	508	508
Vistra Operations Company LLC
1st Lien Term Loan B3, 7.20%, (1 Month Term SOFR + 1.75%), 12/11/25 (d)	276	275
		1,798
Energy 0.1%
BCP Renaissance Parent LLC
2022 Term Loan B3, 8.90%, (3 Month Term SOFR + 3.50%), 10/31/26 (d) (n)	142	142
Delek US Holdings, Inc.
2022 Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 11/10/29 (d)	298	295
GIP II Blue Holding, L.P
Term Loan B, 9.95%, (1 Month Term SOFR + 4.50%), 09/22/28 (d)	389	389
Limetree Bay Terminals, LLC
2022 Incremental Term Loan, 10.50%, (3 Month USD LIBOR + 5.00%), 02/15/24 (d) (n)	161	148
Par Petroleum, LLC
2023 Term Loan B, 9.77%, (3 Month Term SOFR + 4.25%), 02/14/30 (d)	100	100
Traverse Midstream Partners LLC
2017 Term Loan, 9.22%, (3 Month Term SOFR + 3.75%), 09/22/24 (d)	70	70
		1,144
Real Estate 0.0%
Brand Industrial Services Inc
2023 Term Loan B, 10.87%, (3 Month Term SOFR + 5.50%), 07/25/30 (d)	460	447

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 8.07%, (1 Month Term SOFR + 2.75%), 08/15/25 (d)	14	14
2023 Term Loan, 8.68%, (1 Month Term SOFR + 3.25%), 01/31/30 (d)	146	143
2023 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 01/31/30 (d)	70	69
Greystar Real Estate Partners, LLC
Term Loan, 9.15%, (3 Month Term SOFR + 3.75%), 08/07/30 (d)	90	90
		763
Total Senior Floating Rate Instruments (cost $107,742)		105,802
COMMON STOCKS 0.1%
Energy 0.1%
California Resources Corporation	2	90
Chesapeake Energy Corporation	5	406
Limetree Bay Cayman Limited (f) (m)	—	1
Mesquite Energy, Inc. (f) (m)	4	331
		828
Health Care 0.0%
ACNR Holdings Inc. (f) (m)	—	259
Financials 0.0%
AFLAC Incorporated (f)	2	23
New Cineworld Ltd. (f) (m)	5	108
		131
Consumer Discretionary 0.0%
Old Claimco, LLC (f) (m)	5	80
Total Common Stocks (cost $313)		1,298
WARRANTS 0.0%
California Resources Corporation (f)	—	9
Carnelian Point Holdings, L.P. (f) (m)	—	—
Nostrum Oil & Gas PLC (f) (m)	10	—
Total Warrants (cost $0)		9
SHORT TERM INVESTMENTS 3.8%
Investment Companies 3.4%
JNL Government Money Market Fund - Class I, 5.16% (r) (s)	50,158	50,158
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.26% (r) (s)	6,464	6,464
Total Short Term Investments (cost $56,622)		56,622
Total Investments 108.9% (cost $1,802,201)		1,622,824
Total Forward Sales Commitments (0.3)% (proceeds $4,383)		(4,315)
Total Purchased Options 0.1% (cost $859)		776
Other Derivative Instruments 0.0%		487
Other Assets and Liabilities, Net (8.7)%		(130,183)
Total Net Assets 100.0%		1,489,589

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $135,860.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $135,985 and 9.1% of the Fund.

(f) Non-income producing security.

(g) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(j) All or a portion of the security was on loan as of September 30, 2023.

(k) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(l) Convertible security.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(o) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(q) This senior floating rate interest will settle after September 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal National Mortgage Association, Inc.
TBA, 5.00%, 10/15/53 (a)	(575)	(543)
TBA, 5.50%, 10/15/53 (a)	(3,900)	(3,772)
Total Government And Agency Obligations (proceeds $4,383)		(4,315)
Total Forward Sales Commitments (0.3%) (proceeds $4,383)		(4,315)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2023, the total proceeds for investments sold on a delayed delivery basis was $4,383.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	75,182	466,682	491,706	2,447	—	—	50,158	3.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Fidelity Institutional Asset Management Total Bond Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.26% - Class SL	—	125,804	119,340	104	—	—	6,464	0.4
JNL Securities Lending Collateral Fund - Institutional Class	7,484	183,042	190,526	270	—	—	—	—
	82,666	775,528	801,572	2,821	—	—	56,622	3.8

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Celtic Resources Holdings Designated Activity Company, 0.00%, 10/09/24	10/02/19	102	—	—
Cosan Overseas Limited, 8.25% (callable at 100, 02/05/24)	06/27/19	190	189	—
DP World Salaam, 6.00% (callable at 100, 10/01/25)	02/15/23	200	197	—
Dubai, Government of, 5.25%, 01/30/43	10/27/22	170	177	—
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	130	121	—
Leviathan Bond Ltd, 6.13%, 06/30/25	09/22/20	122	117	—
Leviathan Bond Ltd, 6.50%, 06/30/27	12/13/22	25	24	—
Minstry of Finance, Lebenon Republic of, 0.00%, 03/09/20	06/24/19	217	18	—
Minstry of Finance, Lebenon Republic of, 0.00%, 04/14/20	07/01/19	74	8	—
NagaCorp Ltd., 7.95%, 07/06/24	08/04/20	199	192	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	406	0.1
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	76	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	14	—
Sibur Securities Designated Activity Company, 0.00%, 07/08/25	10/06/20	51	33	—
TCS Finance Designated Activity Company, 0.00% (callable at 100, 12/20/26)	09/13/21	200	—	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	06/02/20	70	63	—
TV Azteca S.A.B. de C.V., 0.00%, 08/09/24	07/01/19	300	110	—
		5,632	1,745	0.1

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	18	January 2024	3,649	1	—
United States 5 Year Note	1,105	January 2024	117,518	145	(1,096)
United States Long Bond	26	December 2023	3,089	7	(132)
				153	(1,228)
Short Contracts
United States 10 Year Note	(230)	December 2023	(25,274)	(47)	420

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28	10	—	—
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	5,200	(6)	2
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/33	80	—	—
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/43	1,110	(4)	(4)
U.S. SOFR (A)	Receiving	3.25	(A)	12/20/53	610	(2)	3
						(12)	1

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
Interest Rate Swap, 05/24/33	JPM	Call	3.31	05/22/28	5,700,000	97
Interest Rate Swap, 06/12/33	JPM	Call	3.26	06/08/28	3,200,000	64
Interest Rate Swap, 04/25/33	JPM	Call	3.07	04/21/28	1,700,000	29
Interest Rate Swap, 05/24/33	JPM	Put	3.31	05/22/28	5,700,000	325

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swap, 06/12/33	JPM	Put	3.26	06/08/28	3,200,000	166
Interest Rate Swap, 04/25/33	JPM	Put	3.07	04/21/28	1,700,000	95
						776

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
Interest Rate Swap, 09/22/33	GSC	Call	3.77	09/20/28	3,200,000	(90)
Interest Rate Swap, 09/22/33	GSC	Put	3.77	09/20/28	3,200,000	(133)
						(223)

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	140	33	35	(2)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	150	36	34	2
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	80	19	22	(3)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	110	26	25	1
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	70	16	17	(1)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	210	50	61	(11)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	400	95	121	(26)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	200	48	50	(2)
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	100	23	24	(1)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	50	11	15	(4)
CMBX.NA.BBB-.16 (M)	JPM	N/A	3.00	04/17/65	190	45	55	(10)
CMBX.NA.AAA.16 (M)	MSC	N/A	0.50	04/17/65	1,000	37	37	—
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	50	12	12	—
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	100	24	25	(1)
CMBX.NA.BBB-.13 (M)	GSC	N/A	3.00	12/16/72	140	39	38	1
CMBX.NA.AAA.13 (M)	JPM	N/A	0.50	12/16/72	970	19	6	13
CMBX.NA.BBB-.16 (M)	GSC	N/A	3.00	04/17/65	30	7	8	(1)
CMBX.NA.BBB-.16 (M)	MSC	N/A	3.00	04/17/65	80	19	21	(2)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	270	64	83	(19)
CMBX.NA.BBB-.16 (M)	CIT	N/A	3.00	04/17/65	50	12	15	(3)
					4,390	635	704	(69)
Credit default swap agreements - sell protection
CMBX.NA.AAA.13 (M)	MSC	0.00	0.50	12/16/72	(970)	(19)	(23)	4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	855,374	—	855,374
Corporate Bonds And Notes	—	437,681	—	437,681
Non-U.S. Government Agency Asset-Backed Securities	—	165,342	696	166,038
Senior Floating Rate Instruments	—	104,899	903	105,802
Common Stocks	519	—	779	1,298
Warrants	9	—	—	9
Short Term Investments	56,622	—	—	56,622
	57,150	1,563,296	2,378	1,622,824
Liabilities - Securities
Government And Agency Obligations	—	(4,315)	—	(4,315)
	—	(4,315)	—	(4,315)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	420	—	—	420
Centrally Cleared Interest Rate Swap Agreements	—	5	—	5
OTC Purchased Options	—	776	—	776
OTC Credit Default Swap Agreements	—	21	—	21
	420	802	—	1,222

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Fidelity Institutional Asset Management Total Bond Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,228)	—	—	(1,228)
Centrally Cleared Interest Rate Swap Agreements	—	(4)	—	(4)
OTC Written Options	—	(223)	—	(223)
OTC Credit Default Swap Agreements	—	(86)	—	(86)
	(1,228)	(313)	—	(1,541)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/First Sentier Global Infrastructure Fund
COMMON STOCKS 99.3%
United States of America 57.9%
Alliant Energy Corporation	512	24,785
American Tower Corporation	172	28,306
CenterPoint Energy, Inc.	509	13,662
Cheniere Energy, Inc.	161	26,767
Crown Castle Inc.	236	21,709
CSX Corporation	640	19,669
Dominion Energy, Inc.	439	19,622
DT Midstream, Inc.	274	14,508
Duke Energy Corporation	395	34,884
Entergy Corporation	259	23,983
Evergy, Inc.	213	10,790
FirstEnergy Corp.	520	17,761
NextEra Energy, Inc.	432	24,770
Pinnacle West Capital Corporation	97	7,174
PPL Corporation	851	20,049
Republic Services, Inc.	41	5,793
Targa Resources Corp.	226	19,343
The Southern Company	440	28,460
UGI Corporation	299	6,870
Union Pacific Corporation	126	25,632
Xcel Energy Inc.	316	18,077
		412,614
Australia 9.2%
Atlas Arteria Limited	5,615	19,741
Transurban Holdings Limited	5,644	45,986
		65,727
France 5.4%
Getlink S.E.	898	14,294
Rubis	405	9,088
VINCI	133	14,713
		38,095
China 5.3%
Beijing Capital International Airport Co., Ltd. - Class H (a)	11,418	5,280
ENN energy Holdings Limited	1,837	15,143
Guangdong Investment Limited	10,822	8,262
Jiangsu Expressway Company Limited - Class H	9,938	8,956
		37,641
Mexico 4.6%
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Class B	855	20,947
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	1,344	11,977
		32,924
Canada 4.0%
AltaGas Ltd. (b)	613	11,749
Emera Incorporated	486	16,957
		28,706
Switzerland 2.6%
Flughafen Zurich AG - Class N	95	18,184
Brazil 2.4%
CCR S.A.	6,625	17,067
Italy 2.3%
Hera S.p.A.	2,926	7,990
Infrastrutture Wireless Italiane S.p.A. (c)	685	8,145
		16,135
United Kingdom 2.2%
SSE PLC	805	15,833
Spain 1.7%
AENA, S.M.E., S.A. (c)	83	12,438
Japan 1.7%
West Japan Railway Company	290	12,005
Total Common Stocks (cost $803,503)		707,369
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	1,455	1,455
Total Short Term Investments (cost $1,455)		1,455
Total Investments 99.5% (cost $804,958)		708,824
Other Assets and Liabilities, Net 0.5%		3,752
Total Net Assets 100.0%		712,576

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/First Sentier Global Infrastructure Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	10,034	90,099	98,678	196	—	—	1,455	0.2
JNL Government Money Market Fund, 5.26% - Class SL	—	90,819	90,819	63	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	112,972	112,972	124	—	—	—	—
	10,034	293,890	302,469	383	—	—	1,455	0.2

JNL/First Sentier Global Infrastructure Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AENA, S.M.E., S.A.	05/25/22	11,251	12,438	1.8
Infrastrutture Wireless Italiane S.p.A.	04/09/21	8,008	8,145	1.1
		19,259	20,583	2.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First Sentier Global Infrastructure Fund
Assets - Securities
Common Stocks	491,311	216,058	—	707,369
Short Term Investments	1,455	—	—	1,455
	492,766	216,058	—	708,824

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 50.4%
Health Care 11.6%
1375209 BC Ltd
9.00%, 01/30/28 (a)	5,151	5,100
AbbVie Inc.
3.80%, 03/15/25	7,500	7,293
Amgen Inc.
5.25%, 03/02/33	4,000	3,825
Bausch & Lomb Corporation
8.38%, 10/01/28 (a)	3,000	3,007
Bausch Health Companies Inc.
5.50%, 11/01/25 (a) (b)	5,220	4,629
6.13%, 02/01/27 (a)	5,000	3,130
5.75%, 08/15/27 (a)	4,700	2,800
11.00%, 09/30/28 (a) (b)	9,144	6,191
Centene Corporation
4.25%, 12/15/27 (b)	5,000	4,608
4.63%, 12/15/29	4,780	4,298
Community Health Systems, Inc.
8.00%, 03/15/26 (a)	40,000	38,131
6.88%, 04/15/29 (a)	12,847	6,844
6.13%, 04/01/30 (a)	8,000	4,101
CVS Health Corporation
4.30%, 03/25/28	3,500	3,307
5.25%, 02/21/33	3,500	3,314
5.05%, 03/25/48	1,600	1,330
DaVita Inc.
4.63%, 06/01/30 (a) (b)	12,182	9,997
Endo Designated Activity Company
0.00%, 10/15/24 (a) (c) (d)	2,500	1,796
GE HealthCare Technologies Inc.
5.91%, 11/22/32 (b)	4,000	3,977
HCA Inc.
5.50%, 06/01/33	8,500	8,038
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	10,000	8,449
Mylan II B.V.
3.95%, 06/15/26	2,700	2,522
Par Pharmaceutical, Inc.
0.00%, 04/01/27 (a) (c) (d)	4,724	3,408
Royalty Pharma PLC
2.20%, 09/02/30 (b)	2,500	1,942
Tenet Healthcare Corporation
6.25%, 02/01/27	6,000	5,804
6.13%, 06/15/30	20,000	18,787
UnitedHealth Group Incorporated
5.35%, 02/15/33	5,000	4,946
		171,574
Consumer Discretionary 7.2%
7-Eleven, Inc.
1.80%, 02/10/31 (a)	2,000	1,515
Amazon.com, Inc.
3.60%, 04/13/32	3,000	2,661
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	3,000	2,918
Carnival Corporation
7.63%, 03/01/26 (a) (b)	4,500	4,377
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a)	6,215	5,138
Eldorado Resorts, Inc.
6.25%, 07/01/25 (a)	7,500	7,404
Expedia Group, Inc.
3.80%, 02/15/28 (b)	3,871	3,538
Fertitta Entertainment LLC
4.63%, 01/15/29 (a)	3,100	2,629
6.75%, 01/15/30 (a) (b)	3,000	2,444
Ford Motor Company
4.35%, 12/08/26	5,000	4,792
3.25%, 02/12/32	3,000	2,307
General Motors Company
5.60%, 10/15/32 (b)	2,500	2,332
5.15%, 04/01/38	3,500	2,924
General Motors Financial Company, Inc.
2.40%, 04/10/28	2,500	2,123
4.30%, 04/06/29	5,000	4,505
6.40%, 01/09/33 (b)	3,500	3,413
Lowe`s Companies, Inc.
5.00%, 04/15/33	7,000	6,582
McDonald's Corporation
4.60%, 09/09/32 (b)	4,000	3,758
PENN Entertainment, Inc.
4.13%, 07/01/29 (a)	5,000	4,059
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	7,000	6,652
The Goodyear Tire & Rubber Company
5.00%, 07/15/29 (b)	7,500	6,474
Univision Communications Inc.
6.63%, 06/01/27 (a)	8,000	7,443
Warnermedia Holdings, Inc.
3.76%, 03/15/27	3,000	2,767
4.28%, 03/15/32	3,000	2,543
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	9,500	9,320
5.25%, 05/15/27 (a)	2,000	1,860
		106,478
Financials 6.9%
Bank of America Corporation
6.25%, (100, 09/05/24) (e)	2,500	2,471
3.42%, 12/20/28	10,000	8,954
Barclays PLC
5.75%, 08/09/33 (f)	8,500	7,847
7.44%, 11/02/33 (f)	5,000	5,140
Capital One Financial Corporation
4.20%, 10/29/25	7,500	7,145
5.25%, 07/26/30	7,500	6,954
Citigroup Inc.
4.13%, 07/25/28	7,500	6,819
6.27%, 11/17/33	3,000	2,991
Ford Motor Credit Company LLC
5.13%, 06/16/25	10,000	9,681
4.95%, 05/28/27	4,000	3,755
7.35%, 03/06/30	3,000	3,037
JPMorgan Chase & Co.
8.88%, (3 Month Term SOFR + 3.51%), (100, 11/01/23) (e) (g)	1,800	1,805
KeyBank National Association
4.90%, 08/08/32	1,500	1,206
Morgan Stanley
6.34%, 10/18/33	4,000	4,013
5.25%, 04/21/34	4,000	3,714
The Charles Schwab Corporation
5.64%, 05/19/29	3,000	2,937
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,296
The PNC Financial Services Group, Inc.
6.04%, 10/28/33	4,000	3,876
Truist Financial Corporation
4.92%, 07/28/33	2,000	1,707
U.S. Bancorp
5.85%, 10/21/33	4,500	4,262
Wells Fargo & Company
3.20%, 06/17/27	4,000	3,715
5.56%, 07/25/34	4,000	3,785
		102,110
Industrials 6.0%
American Airlines, Inc.
5.50%, 04/20/26 (a)	9,167	8,964
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (a) (b)	12,500	10,409
Carrier Global Corporation
2.72%, 02/15/30	2,500	2,086
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a)	4,000	3,861
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (a)	5,500	5,308

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (a)	5,500	5,307
9.25%, 04/15/27 (a)	10,000	8,743
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (a)	3,690	3,275
RTX Corporation
3.95%, 08/16/25	7,000	6,774
The Boeing Company
5.04%, 05/01/27 (h)	2,000	1,950
3.20%, 03/01/29	5,500	4,831
5.15%, 05/01/30 (h)	12,000	11,454
TransDigm Inc.
6.25%, 03/15/26 (a)	5,000	4,932
6.75%, 08/15/28 (a)	5,300	5,224
Union Pacific Corporation
4.50%, 01/20/33 (b)	4,000	3,719
WESCO Distribution, Inc.
7.13%, 06/15/25 (a)	2,500	2,507
		89,344
Consumer Staples 4.8%
APX Group, Inc.
5.75%, 07/15/29 (a)	9,000	7,593
Ashtead Capital, Inc.
4.25%, 11/01/29 (a)	3,000	2,661
B.A.T Capital Corporation
3.56%, 08/15/27	18,922	17,297
6.42%, 08/02/33	2,850	2,768
Haleon US Capital LLC
3.63%, 03/24/32	4,250	3,640
JBS USA Food Company
5.75%, 04/01/33	4,000	3,650
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	5,000	4,253
Philip Morris International Inc.
5.38%, 02/15/33	7,500	7,105
Pilgrim's Pride Corporation
6.25%, 07/01/33 (b)	4,500	4,227
Target Corporation
4.50%, 09/15/32	3,000	2,793
The Coca-Cola Company
1.65%, 06/01/30	4,000	3,200
United Rentals (North America), Inc.
4.88%, 01/15/28	8,510	7,965
6.00%, 12/15/29 (a)	4,000	3,891
		71,043
Information Technology 3.8%
Apple Inc.
3.35%, 08/08/32 (b)	3,500	3,084
Broadcom Inc.
4.15%, 11/15/30	5,000	4,431
2.45%, 02/15/31 (a)	2,500	1,953
4.15%, 04/15/32 (a)	4,500	3,904
Commscope Finance LLC
8.25%, 03/01/27 (a) (b)	10,000	6,566
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	5,324	5,070
HP, Inc.
4.00%, 04/15/29 (b)	5,000	4,570
5.50%, 01/15/33	5,000	4,686
Micron Technology, Inc.
6.75%, 11/01/29	4,000	4,062
5.88%, 02/09/33	1,000	956
Oracle Corporation
2.95%, 04/01/30	4,500	3,786
2.88%, 03/25/31	5,000	4,085
6.25%, 11/09/32	4,000	4,045
Workday, Inc.
3.80%, 04/01/32	6,000	5,146
		56,344
Materials 3.1%
Alcoa Nederland Holding B.V.
4.13%, 03/31/29 (a) (b)	5,000	4,415
ArcelorMittal
6.80%, 11/29/32 (b)	6,000	5,962
Celanese US Holdings LLC
6.17%, 07/15/27 (h)	6,000	5,917
Consolidated Energy Finance S.A.
6.50%, 05/15/26 (a)	5,000	4,653
First Quantum Minerals Ltd
8.63%, 06/01/31 (a)	2,500	2,488
FMG Resources (August 2006) Pty Ltd
5.88%, 04/15/30 (a)	3,000	2,744
4.38%, 04/01/31 (a)	3,000	2,456
Freeport-McMoRan Inc.
4.63%, 08/01/30	2,500	2,252
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (a)	5,000	3,759
Rain Carbon Inc.
12.25%, 09/01/29 (a)	4,500	4,720
Scih Salt Holdings Inc.
4.88%, 05/01/28 (a)	8,000	7,043
		46,409
Communication Services 2.5%
CCO Holdings, LLC
5.13%, 05/01/27 (a)	2,000	1,863
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (b)	5,000	3,992
7.50%, 06/01/29 (a)	2,000	1,531
Commscope, Inc.
7.13%, 07/01/28 (a)	5,000	2,997
DISH DBS Corporation
5.25%, 12/01/26 (a)	4,000	3,399
Meta Platforms, Inc.
3.85%, 08/15/32 (b)	5,000	4,432
Netflix, Inc.
4.38%, 11/15/26	5,000	4,824
Sprint Corporation
7.13%, 06/15/24	5,500	5,534
Stagwell Inc.
5.63%, 08/15/29 (a)	3,000	2,424
T-Mobile USA, Inc.
3.38%, 04/15/29	6,500	5,719
		36,715
Energy 2.3%
Calumet Specialty Products Partners, L.P.
9.25%, 07/15/24 (a)	1,944	1,944
11.00%, 04/15/25 (a) (b)	7,000	7,129
8.13%, 01/15/27 (a)	3,000	2,877
Cheniere Corpus Christi Holdings, LLC
3.70%, 11/15/29	4,500	3,993
Chesapeake Energy Corporation
5.88%, 02/01/29 (a)	3,000	2,822
Occidental Petroleum Corporation
6.63%, 09/01/30	2,000	2,024
The Williams Companies, Inc.
5.65%, 03/15/33	4,400	4,255
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	2,500	2,476
Weatherford International Ltd.
8.63%, 04/30/30 (a)	6,000	6,038
		33,558
Utilities 1.3%
Pacific Gas And Electric Company
4.55%, 07/01/30	5,265	4,653
The Southern Company
5.70%, 10/15/32	5,000	4,915
Vistra Corp.
7.00%, (100, 12/15/26) (a) (e)	5,000	4,599
Vistra Operations Company LLC
4.38%, 05/01/29 (a)	5,750	4,943
		19,110
Real Estate 0.9%
American Tower Corporation
5.65%, 03/15/33	4,500	4,328
MPT Operating Partnership, L.P.
5.00%, 10/15/27	3,465	2,683
3.50%, 03/15/31	5,000	3,124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
VICI Properties L.P.
5.13%, 05/15/32 (b)	4,500	4,026
		14,161
Total Corporate Bonds And Notes (cost $799,584)		746,846
COMMON STOCKS 24.5%
Financials 4.6%
Bank of America Corporation	396	10,840
Citigroup Inc.	150	6,170
Fifth Third Bancorp	270	6,839
JPMorgan Chase & Co.	25	3,626
Morgan Stanley	213	17,402
The Charles Schwab Corporation	100	5,490
The Goldman Sachs Group, Inc.	15	4,864
The PNC Financial Services Group, Inc.	12	1,473
Truist Financial Corporation	385	11,015
		67,719
Energy 3.6%
Chevron Corporation	125	21,077
Exxon Mobil Corporation	110	12,934
Shell PLC - Class A - ADR	150	9,657
TotalEnergies SE - ADR	150	9,864
		53,532
Information Technology 3.5%
Analog Devices, Inc.	45	7,879
Cisco Systems, Inc.	175	9,408
Intel Corporation	144	5,105
Qualcomm Incorporated	24	2,665
Texas Instruments Incorporated	170	27,087
		52,144
Industrials 3.2%
Honeywell International Inc.	23	4,248
Lockheed Martin Corporation	35	14,314
Northrop Grumman Corporation	20	8,804
RTX Corporation	63	4,563
Union Pacific Corporation	50	10,182
United Parcel Service, Inc. - Class B	35	5,455
		47,566
Utilities 3.2%
American Electric Power Company, Inc.	50	3,761
Dominion Energy, Inc.	200	8,934
DTE Energy Company	50	4,964
Duke Energy Corporation	70	6,178
Edison International	50	3,165
Sempra Energy	100	6,803
The Southern Company	200	12,944
		46,749
Health Care 2.6%
AbbVie Inc.	25	3,727
Amgen Inc.	21	5,536
Bristol-Myers Squibb Company	80	4,643
CVS Health Corporation	60	4,189
Johnson & Johnson	75	11,681
Merck & Co., Inc.	35	3,603
Pfizer Inc.	176	5,838
		39,217
Consumer Staples 1.8%
PepsiCo, Inc.	20	3,389
Philip Morris International Inc.	75	6,944
Target Corporation	50	5,529
The Coca-Cola Company	50	2,799
The Procter & Gamble Company	50	7,293
		25,954
Materials 1.0%
Newmont Corporation	74	2,751
Rio Tinto PLC - ADR	201	12,774
		15,525
Communication Services 0.8%
Comcast Corporation - Class A	110	4,877
Verizon Communications Inc.	200	6,482
		11,359
Consumer Discretionary 0.2%
The Home Depot, Inc.	12	3,626
Total Common Stocks (cost $359,355)		363,391
EQUITY LINKED STRUCTURED NOTES 12.2%
Barclays Bank PLC
(Ford Motor Company), 12.00%, 02/16/24 (g)	300	3,759
(Amgen Inc.), 8.00%, 09/20/24 (g)	20	5,178
BNP Paribas Issuance B.V.
(AbbVie Inc.), 8.00%, 03/12/24 (g)	80	11,999
(Pfizer Inc.), 8.50%, 06/10/24 (a) (g)	145	4,906
(MetLife, Inc.), 9.00%, 10/23/24 (g)	120	7,488
Citigroup Global Markets Holdings Inc.
(Exxon Mobil Corporation), 9.50%, 02/22/24 (g)	90	10,552
(Bank of America Corporation), 8.00%, 08/16/24 (g)	114	3,158
(Intel Corporation), 10.00%, 10/03/24 (g)	160	5,745
J.P. Morgan Chase Bank, National Association
(LyondellBasell Industries NV), 11.00%, 01/22/24 (g)	56	5,330
(Bank of America Corporation), 9.00%, 02/02/24 (a) (g)	315	8,798
JPMorgan Chase & Co.
(Comcast Corporation), 8.00%, 09/12/24 (g)	168	7,358
(United Parcel Service, Inc.), 9.00%, 10/22/24 (g)	15	2,395
Merrill Lynch International & Co. C.V.
(Union Pacific Corporation), 9.00%, 11/01/23 (g)	25	5,122
(Chevron Corporation), 10.00%, 12/04/23 (g)	30	5,069
(Broadcom Inc.), 10.00%, 12/05/23 (g)	15	8,550
(Raytheon Technologies Corporation), 7.50%, 05/08/24 (g)	110	8,224
Merrill Lynch International & Co. C.V. (Dubai Br)
(Morgan Stanley ), 10.00%, 06/04/24 (a) (g)	110	8,950
Mizuho Markets Cayman LP
(Microchip Technology Incorporated), 10.00%, 11/03/23 (a) (g)	70	5,279
(Bristol-Myers Squibb Company), 8.50%, 12/04/23 (a) (g)	126	7,388
(International Paper Company), 10.50%, 12/15/23 (a) (g)	214	7,630
(NextEra Energy, Inc.), 8.00%, 03/19/24 (a) (g)	107	6,292
National Bank of Canada
(NextEra Energy, Inc.), 8.50%, 12/05/23 (g)	65	3,770
(Cummins Inc.), 8.50%, 02/13/24 (g)	35	8,086
Royal Bank of Canada
(Barrick Gold Corporation), 11.00%, 03/07/24 (a) (g)	300	4,571
(Amazon.com, Inc.), 10.00%, 04/05/24 (g) (i)	100	11,106
(General Motors Company), 12.00%, 06/18/24 (a) (g)	170	5,516
UBS AG
(Fidelity National Information Services, Inc.), 10.00%, 10/19/23 (g)	50	2,776
(Union Pacific Corporation), 8.00%, 03/13/24 (g)	8	1,630
(The Charles Schwab Corporation), 10.00%, 07/17/24 (g)	92	4,988
Total Equity Linked Structured Notes (cost $192,646)		181,613
GOVERNMENT AND AGENCY OBLIGATIONS 10.0%
U.S. Treasury Note 7.1%
Treasury, United States Department of
4.13%, 08/31/30	30,000	29,109
2.88%, 05/15/32	50,000	43,891
2.75%, 08/15/32	30,000	25,978
3.88%, 08/15/33 (b)	7,000	6,615
		105,593
U.S. Treasury Bond 2.8%
Treasury, United States Department of
3.38%, 08/15/42	33,000	26,756
3.63%, 05/15/53	14,000	11,596
4.13%, 08/15/53	4,000	3,633
		41,985

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Mortgage-Backed Securities 0.1%
Federal National Mortgage Association, Inc.
4.00%, 08/01/49	590	535
Total Government And Agency Obligations (cost $160,494)		148,113
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.4%
United Airlines Pass Through Certificates, Series 2015-1
Series 2023-1, 5.80%, 01/15/36	3,000	2,903
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	3,073	3,036
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,073)		5,939
PREFERRED STOCKS 0.3%
Utilities 0.3%
NextEra Energy, Inc., 6.93%, 09/01/25 (f)	125	4,729
Total Preferred Stocks (cost $5,681)		4,729
SHORT TERM INVESTMENTS 3.4%
Securities Lending Collateral 2.0%
JNL Government Money Market Fund - Class SL, 5.26% (j) (k)	29,088	29,088
Investment Companies 1.4%
JNL Government Money Market Fund - Class I, 5.16% (j) (k)	21,270	21,270
Total Short Term Investments (cost $50,358)		50,358
Total Investments 101.2% (cost $1,574,191)		1,500,989
Other Derivative Instruments 0.0%		179
Other Assets and Liabilities, Net (1.2)%		(17,876)
Total Net Assets 100.0%		1,483,292

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $388,405 and 26.2% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Non-income producing security.

(d) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(e) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(f) Convertible security.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(i) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Franklin Templeton Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	20,204	310,479	309,413	658	—	—	21,270	1.4
JNL Government Money Market Fund, 5.26% - Class SL	—	164,293	135,205	501	—	—	29,088	2.0
JNL Securities Lending Collateral Fund - Institutional Class	33,712	87,075	120,787	766	—	—	—	—
	53,916	561,847	565,405	1,925	—	—	50,358	3.4

JNL/Franklin Templeton Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Royal Bank of Canada - Amazon.com, Inc., 10.00%, 04/05/24	03/24/23	9,705	11,106	0.7

JNL/Franklin Templeton Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	560	December 2023	61,312	114	(797)
United States Ultra Bond	173	December 2023	21,796	65	(1,263)
				179	(2,060)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	746,846	—	746,846
Common Stocks	363,391	—	—	363,391
Equity Linked Structured Notes	—	181,613	—	181,613
Government And Agency Obligations	—	148,113	—	148,113
Non-U.S. Government Agency Asset-Backed Securities	—	5,939	—	5,939
Preferred Stocks	4,729	—	—	4,729
Short Term Investments	50,358	—	—	50,358
	418,478	1,082,511	—	1,500,989
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,060)	—	—	(2,060)
	(2,060)	—	—	(2,060)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs 4 Fund
COMMON STOCKS 99.3%
Information Technology 23.4%
Accenture Public Limited Company - Class A	185	56,860
Adobe Inc. (a)	34	17,366
Apple Inc.	122	20,930
Applied Materials, Inc.	453	62,778
Broadcom Inc.	51	41,922
Cadence Design Systems, Inc. (a)	91	21,217
Cisco Systems, Inc.	1,048	56,364
Corning Incorporated	782	23,841
Fair Isaac Corporation (a)	20	17,104
Fortinet, Inc. (a)	297	17,416
Gartner, Inc. (a)	108	37,033
HP, Inc.	1,816	46,670
Intel Corporation	301	10,697
International Business Machines Corporation	385	54,007
Juniper Networks, Inc.	1,161	32,264
KLA Corporation	236	108,407
Lam Research Corporation	127	79,617
Microsoft Corporation	129	40,746
Motorola Solutions, Inc.	133	36,197
NetApp, Inc.	1,301	98,716
NVIDIA Corporation	36	15,749
NXP Semiconductors N.V.	54	10,701
Oracle Corporation	348	36,896
Qualcomm Incorporated	517	57,418
Seagate Technology Holdings Public Limited Company	481	31,751
Skyworks Solutions, Inc.	343	33,785
TE Connectivity Ltd. (b)	70	8,618
Texas Instruments Incorporated	255	40,493
		1,115,563
Financials 14.6%
AFLAC Incorporated	239	18,342
Ameriprise Financial, Inc.	134	44,281
Aon Global Limited - Class A	60	19,383
Arch Capital Group Ltd. (a)	783	62,393
Arthur J. Gallagher & Co.	93	21,232
CME Group Inc. - Class A	48	9,638
Comerica Incorporated	180	7,483
Fidelity National Information Services, Inc.	408	22,575
Fiserv, Inc. (a)	325	36,655
FleetCor Technologies, Inc. (a)	46	11,775
Global Payments Inc.	262	30,180
JPMorgan Chase & Co.	122	17,710
KeyCorp	1,247	13,417
Lincoln National Corporation	846	20,899
Marsh & Mclennan Companies, Inc.	206	39,216
MasterCard Incorporated - Class A	119	47,240
Moody's Corporation	90	28,344
Northern Trust Corporation	378	26,290
Principal Financial Group, Inc.	696	50,133
Prudential Financial, Inc.	171	16,231
The Progressive Corporation	262	36,447
Truist Financial Corporation	479	13,696
Visa Inc. - Class A	199	45,662
W. R. Berkley Corporation	238	15,097
Zions Bancorporation, National Association	1,233	43,018
		697,337
Health Care 14.3%
AbbVie Inc.	360	53,642
Amgen Inc.	132	35,600
Biogen Inc. (a)	132	33,818
Centene Corporation (a)	389	26,796
CVS Health Corporation	475	33,171
Eli Lilly and Company	130	69,706
Gilead Sciences, Inc.	634	47,543
Humana Inc.	36	17,739
Johnson & Johnson	334	52,043
McKesson Corporation	124	53,838
Medtronic, Inc.	221	17,354
Merck & Co., Inc.	916	94,249
Pfizer Inc.	1,664	55,207
Quest Diagnostics Incorporated	60	7,345
Stryker Corporation	63	17,222
The Cigna Group	116	33,174
Universal Health Services, Inc. - Class B	132	16,643
Zoetis Inc. - Class A	100	17,396
		682,486
Consumer Discretionary 10.0%
AutoZone, Inc. (a)	21	53,492
Best Buy Co., Inc.	235	16,316
D.R. Horton, Inc.	150	16,135
Expedia Group, Inc. (a)	170	17,534
Genuine Parts Company	197	28,473
Hasbro, Inc.	302	19,990
Lennar Corporation - Class A	426	47,840
NVR, Inc. (a)	7	42,477
O'Reilly Automotive, Inc. (a)	83	75,712
PulteGroup, Inc.	217	16,063
Ross Stores, Inc.	158	17,853
Starbucks Corporation	196	17,843
Tapestry, Inc.	256	7,357
The Home Depot, Inc.	173	52,209
V.F. Corporation	627	11,087
Whirlpool Corporation	249	33,261
		473,642
Industrials 9.0%
3M Company	321	30,069
Automatic Data Processing, Inc.	296	71,204
C.H. Robinson Worldwide, Inc.	459	39,538
Caterpillar Inc.	73	19,863
Eaton Corporation Public Limited Company	78	16,544
Illinois Tool Works Inc.	152	35,095
Lockheed Martin Corporation	37	15,253
Northrop Grumman Corporation	34	14,937
PACCAR Inc	124	10,507
Quanta Services, Inc.	108	20,227
Stanley Black & Decker, Inc.	213	17,777
Textron Inc.	127	9,938
United Parcel Service, Inc. - Class B	245	38,226
United Rentals, Inc.	75	33,249
W. W. Grainger, Inc.	83	57,304
		429,731
Communication Services 7.7%
Alphabet Inc. - Class A (a)	260	34,045
Comcast Corporation - Class A	1,977	87,652
Electronic Arts Inc.	690	83,077
Meta Platforms, Inc. - Class A (a)	60	18,131
Netflix, Inc. (a)	41	15,559
Omnicom Group Inc.	762	56,733
Paramount Global - Class B (c)	877	11,314
The Interpublic Group of Companies, Inc.	1,285	36,823
Verizon Communications Inc.	706	22,893
		366,227
Consumer Staples 6.1%
Altria Group, Inc.	2,380	100,063
Archer-Daniels-Midland Company	302	22,782
Campbell Soup Company	340	13,967
Colgate-Palmolive Company	733	52,094
General Mills, Inc.	336	21,508
Mondelez International, Inc. - Class A	251	17,403
Philip Morris International Inc.	186	17,179
The Hershey Company	77	15,396
Walgreens Boots Alliance, Inc.	590	13,127
Walmart Inc.	110	17,575
		291,094
Energy 4.8%
Coterra Energy Inc.	1,352	36,575
EOG Resources, Inc.	129	16,348
Marathon Petroleum Corporation	406	61,455
ONEOK, Inc.	135	8,576
Pioneer Natural Resources Company	234	53,617
Valero Energy Corporation	350	49,569
		226,140

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Materials 3.4%
Albemarle Corporation	70	11,939
CF Industries Holdings, Inc.	367	31,430
International Paper Company	489	17,338
Linde Public Limited Company	46	17,191
LyondellBasell Industries N.V. - Class A	106	10,048
Nucor Corporation	461	72,120
		160,066
Real Estate 3.1%
Boston Properties, Inc.	135	8,021
CBRE Group, Inc. - Class A (a)	224	16,519
Public Storage Operating Company	61	16,004
Realty Income Corporation	273	13,644
Simon Property Group, Inc.	391	42,236
Vornado Realty Trust	357	8,102
Weyerhaeuser Company	1,391	42,636
		147,162
Utilities 2.9%
Dominion Energy, Inc.	337	15,036
Edison International	271	17,181
Entergy Corporation	175	16,150
NRG Energy, Inc.	213	8,210
Pinnacle West Capital Corporation	346	25,522
Public Service Enterprise Group Incorporated	462	26,311
Sempra Energy	456	31,020
		139,430
Total Common Stocks (cost $4,812,544)		4,728,878
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	26,102	26,102
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	3,337	3,337
Total Short Term Investments (cost $29,439)		29,439
Total Investments 99.9% (cost $4,841,983)		4,758,317
Other Assets and Liabilities, Net 0.1%		4,391
Total Net Assets 100.0%		4,762,708

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2023.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Goldman Sachs 4 Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	27,546	393,018	394,462	828	—	—	26,102	0.5
JNL Government Money Market Fund, 5.26% - Class SL	—	189,416	186,079	124	—	—	3,337	0.1
JNL Securities Lending Collateral Fund - Institutional Class	—	95,944	95,944	112	—	—	—	—
	27,546	678,378	676,485	1,064	—	—	29,439	0.6

JNL/Goldman Sachs 4 Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	09/07/23	8,924	8,618	0.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Goldman Sachs 4 Fund
Assets - Securities
Common Stocks	4,728,878	—	—	4,728,878
Short Term Investments	29,439	—	—	29,439
	4,758,317	—	—	4,758,317

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 93.7%
India 35.6%
Adani Energy Solutions Limited (a)	1,031	10,047
Adani Enterprises Limited	689	19,929
Adani Gas Limited	19	141
Adani Green Energy (UP) Limited (a)	1,167	13,876
Adani Ports and Special Economic Zone Limited	1,417	14,086
Adani Power Limited (a)	2,269	10,308
Ambuja Cements Limited	1,840	9,411
Bajaj Finance Limited	40	3,719
HDFC Bank Limited	575	10,544
ICICI Bank Limited	1,759	20,167
IDFC First Bank Limited (a)	3,930	4,516
ITC Limited	10,789	57,734
JSW Energy Limited	1,228	6,471
JSW Steel Limited	820	7,693
Macrotech Developers Limited	469	4,507
Max Healthcare Institute Limited	1,377	9,421
NTPC Limited	3,769	11,152
Patanjali Foods Limited	865	12,862
State Bank of India	2,437	17,556
Sun Pharma Advanced Research Company Limited	963	13,432
		257,572
Brazil 13.2%
Banco BTG Pactual S/A	2,317	14,305
Banco Do Brasil SA	895	8,416
Centrais Eletricas Brasileiras S/A	2,564	18,764
Companhia Paranaense De Energia	1,553	2,593
Petroleo Brasileiro S/A Petrobras. - ADR	2,504	37,541
Vale S.A.	1,038	13,931
		95,550
China 12.8%
China Life Insurance Company Limited - Class H	1,908	2,956
China Shenhua Energy Company Limited - Class H	3,542	11,457
Kweichow Moutai Co., Ltd. - Class A	29	7,157
Li Auto Inc. (a)	50	891
Li Auto Inc. - ADR (a)	43	1,537
Meituan - Class B (a) (b)	520	7,529
NetEase, Inc.	80	1,612
NetEase, Inc. - ADR	75	7,486
PetroChina Company Limited - Class H	25,881	19,429
PICC Property and Casualty Company Limited - Class H	7,064	9,043
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	75	7,373
Tencent Holdings Limited	208	8,094
Zijin Mining Group Co., Ltd. - Class A	4,730	7,916
		92,480
United States of America 6.0%
Broadcom Inc.	8	6,839
Exxon Mobil Corporation	—	1
NVIDIA Corporation	83	36,203
		43,043
Taiwan 4.8%
Taiwan Semiconductor Manufacturing Company Limited - ADR	53	4,588
Taiwan Semiconductor Manufacturing Company Limited	1,851	30,315
		34,903
Indonesia 4.4%
PT Bank Mandiri (Persero) Tbk.	40,021	15,578
PT. Bank Central Asia Tbk	28,348	16,172
Pt. Bank Negara Indonesia (Persero) Tbk.	409	273
		32,023
France 4.2%
TotalEnergies SE	464	30,633
South Korea 2.8%
POSCO Holdings Inc.	16	6,409
Samsung Electronics Co Ltd	281	14,207
		20,616
Netherlands 2.7%
ASML Holding N.V.	33	19,257
Saudi Arabia 2.3%
BUPA Arabia for Cooperative Insurance Company	105	5,817
Saudi Arabian Oil Company (b)	1,170	10,918
		16,735
Turkey 2.1%
KOC Holding Anonim Sirketi - Class A	101	540
Turk Hava Yollari A.O. - Class A (a)	705	6,244
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras - Class A	1,440	8,381
		15,165
Mexico 1.7%
Grupo Financiero Banorte, S.A.B. de C.V.	1,490	12,491
Macau 0.6%
Sands China Ltd. (a)	1,365	4,108
Colombia 0.4%
Ecopetrol S.A. - ADR (c)	228	2,637
United Arab Emirates 0.1%
Adnoc Logistics & Services PLC (a)	478	475
Russian Federation 0.0%
Polymetal International PLC (a) (b) (d)	85	—
Public Joint Stock Company Gazprom (a) (b) (d)	2,924	—
Public Joint Stock Company Oil Company Rosneft (a) (b) (d)	2,349	—
Public Joint Stock Company Polyus (a) (b) (d)	42	—
Public Joint Stock Society Oil Company Lukoil (a) (b) (d)	202	—
Publichnoe Aktsionernoe Obshchestvo Severstal (a) (b) (d)	75	—
Total Common Stocks (cost $638,746)		677,688
PREFERRED STOCKS 6.3%
Brazil 6.3%
Itau Unibanco Holding S.A. (e)	3,512	18,981
Petroleo Brasileiro S/A Petrobras. (e)	3,835	26,303
Total Preferred Stocks (cost $37,054)		45,284
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.16% (f) (g)	2,512	2,512
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.26% (f) (g)	1,760	1,760
Total Short Term Investments (cost $4,272)		4,272
Total Investments 100.6% (cost $680,072)		727,244
Other Derivative Instruments 0.0%		1
Other Assets and Liabilities, Net (0.6)%		(4,162)
Total Net Assets 100.0%		723,083

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of September 30, 2023.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Convertible security.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/GQG Emerging Markets Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	14,833	192,811	205,132	352	—	—	2,512	0.4
JNL Government Money Market Fund, 5.26% - Class SL	—	9,934	8,174	4	—	—	1,760	0.2
JNL Securities Lending Collateral Fund - Institutional Class	26,203	40,988	67,191	197	—	—	—	—
	41,036	243,733	280,497	553	—	—	4,272	0.6

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Meituan - Class B	06/15/23	9,000	7,529	1.1
Polymetal International PLC	02/18/22	1,294	—	—
Public Joint Stock Company Gazprom	08/27/21	13,221	—	—
Public Joint Stock Company Oil Company Rosneft	03/09/21	18,442	—	—
Public Joint Stock Company Polyus	03/10/20	6,921	—	—
Public Joint Stock Society Oil Company Lukoil	02/25/21	17,029	—	—
Publichnoe Aktsionernoe Obshchestvo Severstal	06/25/21	1,641	—	—
Saudi Arabian Oil Company	08/10/23	10,725	10,918	1.5
		78,273	18,447	2.6

JNL/GQG Emerging Markets Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
HKD/USD	BBH	10/04/23	HKD	1,802	230	—
USD/HKD	BBH	10/03/23	HKD	(28,918)	(3,693)	1
					(3,463)	1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks	188,581	489,107	—	677,688
Preferred Stocks	45,284	—	—	45,284
Short Term Investments	4,272	—	—	4,272
	238,137	489,107	—	727,244
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	1	—	1
	—	1	—	1

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 95.2%
United States of America 46.7%
Alphabet Inc. - Class A (a)	275	36,028
Amazon.com, Inc. (a)	142	18,089
American International Group, Inc.	303	18,354
Bank of America Corporation	746	20,415
BlackRock, Inc.	26	17,009
Capital One Financial Corporation	199	19,294
Cisco Systems, Inc.	265	14,257
ConocoPhillips	215	25,793
Danaher Corporation	62	15,333
Fiserv, Inc. (a)	217	24,467
Former Charter Communications Parent, Inc. - Class A (a)	87	38,367
General Motors Company	385	12,699
HCA Healthcare, Inc.	33	7,983
Hilton Worldwide Holdings Inc.	51	7,689
Intercontinental Exchange, Inc.	152	16,734
IQVIA Holdings Inc (a)	96	18,829
Parker-Hannifin Corporation	19	7,518
Salesforce, Inc. (a)	56	11,275
The Kroger Co.	331	14,794
Warner Bros. Discovery, Inc. - Series A (a)	472	5,128
		350,055
Germany 17.3%
Allianz SE	81	19,378
Bayer Aktiengesellschaft - Class N	480	23,057
Daimler Truck Holding AG	532	18,388
Fresenius SE & Co. KGaA	756	23,459
Henkel AG & Co. KGaA	111	7,013
Mercedes-Benz Group AG - Class N	375	26,095
SAP SE	92	11,958
		129,348
France 10.3%
BNP Paribas	508	32,317
Danone	191	10,534
Kering	40	18,076
Worldline (a) (b)	572	16,009
		76,936
Switzerland 7.3%
Glencore PLC	2,518	14,409
Holcim AG	179	11,433
Julius Bar Gruppe AG - Class N	298	19,081
Novartis AG - Class N	99	10,159
		55,082
Netherlands 5.7%
CNH Industrial N.V.	2,067	25,022
Prosus N.V. - Class N	611	17,996
		43,018
United Kingdom 3.0%
Liberty Global PLC - Class A (a)	448	7,675
WPP 2012 Limited	1,668	14,849
		22,524
South Korea 2.3%
NAVER Corporation	115	17,228
China 2.0%
Alibaba Group Holding Limited (a) (b)	1,420	15,375
Denmark 0.6%
DSV A/S	23	4,231
Total Common Stocks (cost $669,159)		713,797
PREFERRED STOCKS 2.0%
South Korea 1.8%
Samsung Electronics Co Ltd, 1.00% (c)	331	13,348
Germany 0.2%
Henkel AG & Co. KGaA (d)	27	1,911
Total Preferred Stocks (cost $19,442)		15,259
SHORT TERM INVESTMENTS 2.5%
Investment Companies 2.5%
JNL Government Money Market Fund - Class I, 5.16% (e) (f)	18,290	18,290
Total Short Term Investments (cost $18,290)		18,290
Total Investments 99.7% (cost $706,891)		747,346
Other Assets and Liabilities, Net 0.3%		2,311
Total Net Assets 100.0%		749,657

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Harris Oakmark Global Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	8,183	137,751	127,644	637	—	—	18,290	2.4
JNL Government Money Market Fund, 5.26% - Class SL	—	48,033	48,033	86	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	21	—	21	—	—	—	—	—
	8,204	185,784	175,698	723	—	—	18,290	2.4

JNL/Harris Oakmark Global Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	09/22/21	18,576	15,375	2.1
Worldline	11/01/21	30,097	16,009	2.1
		48,673	31,384	4.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	350,055	—	—	350,055
Germany	—	129,348	—	129,348
France	—	76,936	—	76,936
Switzerland	—	55,082	—	55,082
Netherlands	—	43,018	—	43,018
United Kingdom	7,675	14,849	—	22,524
South Korea	—	17,228	—	17,228
China	—	15,375	—	15,375
Denmark	—	4,231	—	4,231
Preferred Stocks	15,259	—	—	15,259
Short Term Investments	18,290	—	—	18,290
	391,279	356,067	—	747,346

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 99.2%
Real Estate 99.2%
Agree Realty Corporation	101	5,601
American Tower Corporation	92	15,041
Boston Properties, Inc.	41	2,429
Camden Property Trust	24	2,255
Caretrust REIT, Inc.	54	1,100
Centerspace (a)	45	2,738
CTO Realty Growth, Inc.	109	1,758
Digital Realty Trust, Inc.	83	10,009
Equinix, Inc.	11	8,104
Equity Lifestyle Properties, Inc.	68	4,351
Equity Residential	150	8,820
Essential Properties Realty Trust, Inc.	120	2,599
Essex Property Trust, Inc.	15	3,238
Extra Space Storage Inc.	61	7,361
Gaming and Leisure Properties, Inc.	193	8,780
Highwoods Properties, Inc.	147	3,032
Invitation Homes Inc.	171	5,413
Iron Mountain Incorporated	110	6,517
Kite Realty Naperville, LLC	248	5,312
KRC Interim Corp.	376	6,616
Medical Properties Trust, Inc. (a)	407	2,219
Netstreit Corp.	294	4,581
Park Hotels & Resorts Inc.	153	1,886
Physicians Realty Trust	90	1,101
ProLogis Inc.	131	14,727
Public Storage Operating Company	11	2,811
Rexford Industrial Realty, Inc.	109	5,376
Ryman Hospitality Properties, Inc.	40	3,330
SBA Communications Corporation - Class A	15	2,973
Simon Property Group, Inc.	11	1,193
STAG Industrial, Inc.	145	5,006
Urban Edge Properties	105	1,607
Ventas, Inc.	127	5,359
Welltower OP LLC	137	11,202
Weyerhaeuser Company	69	2,120
Total Common Stocks (cost $198,986)		176,565
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	725	725
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (b) (c)	19	19
Total Short Term Investments (cost $744)		744
Total Investments 99.6% (cost $199,730)		177,309
Other Assets and Liabilities, Net 0.4%		625
Total Net Assets 100.0%		177,934

(a) All or a portion of the security was on loan as of September 30, 2023.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Heitman U.S. Focused Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	—	42,866	42,141	44	—	—	725	0.4
JNL Government Money Market Fund, 5.26% - Class SL	—	13,156	13,137	20	—	—	19	—
JNL Securities Lending Collateral Fund - Institutional Class	—	18,658	18,658	16	—	—	—	—
	—	74,680	73,936	80	—	—	744	0.4

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	176,565	—	—	176,565
Short Term Investments	744	—	—	744
	177,309	—	—	177,309

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 94.1%
Health Care 16.9%
AstraZeneca PLC	115	15,537
Baxter International Inc.	214	8,088
Becton, Dickinson and Company	74	19,013
CVS Health Corporation	232	16,223
Johnson & Johnson	193	30,079
Medtronic, Inc.	193	15,122
Merck & Co., Inc.	203	20,866
Stryker Corporation	38	10,391
Thermo Fisher Scientific Inc.	36	18,147
Zimmer Biomet Holdings, Inc.	102	11,465
		164,931
Financials 16.6%
American Express Company	66	9,864
CME Group Inc. - Class A	77	15,508
Fifth Third Bancorp	204	5,162
JPMorgan Chase & Co.	122	17,679
M&T Bank Corporation	69	8,771
S&P Global Inc.	33	12,226
State Street Corporation	164	11,007
The Charles Schwab Corporation	237	13,006
The Hartford Financial Services Group, Inc.	178	12,652
The PNC Financial Services Group, Inc.	109	13,395
The Travelers Companies, Inc.	60	9,768
Visa Inc. - Class A	83	19,109
Wells Fargo & Company	334	13,642
		161,789
Industrials 11.7%
ABB Ltd - Class N	259	9,224
Automatic Data Processing, Inc.	32	7,811
Caterpillar Inc.	30	8,282
General Electric Company	107	11,839
Hubbell Incorporated	13	4,076
Northrop Grumman Corporation	30	13,386
Parker-Hannifin Corporation	50	19,591
RTX Corporation	68	4,926
Trane Technologies Public Limited Company	54	11,011
Union Pacific Corporation	62	12,681
United Parcel Service, Inc. - Class B	72	11,203
		114,030
Consumer Staples 11.4%
Constellation Brands, Inc. - Class A	40	9,995
L'Oreal	19	7,712
Nestle S.A. - Class N	123	13,916
Philip Morris International Inc.	243	22,521
Sysco Corporation	117	7,744
Target Corporation	85	9,340
The Coca-Cola Company	223	12,462
Walmart Inc.	171	27,303
		110,993
Energy 10.1%
Chevron Corporation	203	34,290
ConocoPhillips	235	28,120
Enbridge Inc.	247	8,176
Marathon Oil Corporation	509	13,618
Pioneer Natural Resources Company	60	13,863
		98,067
Information Technology 8.5%
Accenture Public Limited Company - Class A	39	11,975
Analog Devices, Inc.	56	9,793
Broadcom Inc.	6	4,951
Intuit Inc.	25	12,816
Lam Research Corporation	15	9,545
Microsoft Corporation	67	21,292
TE Connectivity Ltd. (a)	104	12,794
		83,166
Utilities 4.9%
American Electric Power Company, Inc.	138	10,362
Dominion Energy, Inc.	246	10,967
Entergy Corporation	140	12,919
Public Service Enterprise Group Incorporated	240	13,679
		47,927
Consumer Discretionary 4.9%
Lear Corporation	22	2,908
Lowe`s Companies, Inc.	53	10,955
McDonald's Corporation	56	14,816
Starbucks Corporation	116	10,567
The TJX Companies, Inc.	92	8,133
		47,379
Materials 3.8%
CRH Public Limited Company (b)	184	10,058
DuPont de Nemours, Inc.	203	15,152
PPG Industries, Inc.	87	11,225
		36,435
Communication Services 3.7%
Comcast Corporation - Class A	409	18,133
Deutsche Telekom AG - Class N	464	9,740
Electronic Arts Inc.	70	8,381
		36,254
Real Estate 1.6%
Crown Castle Inc.	91	8,358
Weyerhaeuser Company	244	7,482
		15,840
Total Common Stocks (cost $873,528)		916,811
SHORT TERM INVESTMENTS 5.9%
Investment Companies 5.7%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	55,434	55,434
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	2,011	2,011
Total Short Term Investments (cost $57,445)		57,445
Total Investments 100.0% (cost $930,973)		974,256
Other Assets and Liabilities, Net 0.0%		483
Total Net Assets 100.0%		974,739

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Invesco Diversified Dividend Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	45,346	161,365	151,277	1,436	—	—	55,434	5.7
JNL Government Money Market Fund, 5.26% - Class SL	—	16,030	14,019	3	—	—	2,011	0.2
	45,346	177,395	165,296	1,439	—	—	57,445	5.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Invesco Diversified Dividend Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/27/21	14,347	12,794	1.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	860,682	56,129	—	916,811
Short Term Investments	57,445	—	—	57,445
	918,127	56,129	—	974,256

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Invesco Global Growth Fund
COMMON STOCKS 99.7%
United States of America 55.4%
Adobe Inc. (a)	121	61,506
Agilent Technologies, Inc.	41	4,544
Alphabet Inc. - Class A (a)	1,423	186,164
Amazon.com, Inc. (a)	135	17,224
Analog Devices, Inc.	416	72,754
Avantor, Inc. (a)	270	5,701
Boston Scientific Corporation (a)	103	5,415
Charles River Laboratories International, Inc. (a)	25	4,914
Danaher Corporation	33	8,091
Ecolab Inc.	31	5,312
Equifax Inc.	113	20,633
Fidelity National Information Services, Inc.	65	3,575
Former Charter Communications Parent, Inc. - Class A (a)	21	9,403
IDEXX Laboratories, Inc. (a)	13	5,816
Illumina, Inc. (a)	55	7,552
Intuit Inc.	130	66,689
Intuitive Surgical, Inc. (a)	49	14,188
IQVIA Holdings Inc (a)	74	14,621
Lam Research Corporation	5	3,238
Marriott International, Inc. - Class A	63	12,359
Marvell Technology, Inc.	446	24,157
Meta Platforms, Inc. - Class A (a)	364	109,197
Microsoft Corporation	90	28,519
NVIDIA Corporation	47	20,491
Phathom Pharmaceuticals, Inc. (a)	320	3,320
S&P Global Inc.	166	60,627
Splunk Inc. (a)	69	10,163
Thermo Fisher Scientific Inc.	4	2,271
United Parcel Service, Inc. - Class B	80	12,399
Visa Inc. - Class A	147	33,721
		834,564
France 12.0%
Airbus SE	506	67,832
Dassault Systemes	165	6,114
EssilorLuxottica	65	11,383
Kering	57	25,996
LVMH Moet Hennessy Louis Vuitton	91	68,204
Pernod Ricard	12	1,930
		181,459
India 6.5%
DLF Limited	10,682	68,260
HDFC Bank Limited	405	7,429
ICICI Bank Limited - ADR	942	21,770
		97,459
Japan 5.5%
Hoya Corporation	64	6,504
Keyence Corporation	105	39,009
Murata Manufacturing Co., Ltd.	890	16,262
OMRON Corporation (b)	65	2,908
TDK Corporation (b)	476	17,584
		82,267
Sweden 4.2%
Assa Abloy AB - Class B	1,151	25,013
Atlas Copco Aktiebolag - Class A	2,899	38,948
		63,961
Denmark 4.1%
Novo Nordisk A/S - Class B	680	61,885
China 3.6%
JD.com, Inc. - Class A - ADR	1,203	35,055
Meituan - Class B (a) (c)	607	8,795
Tencent Holdings Limited	215	8,368
Yum China Holdings, Inc.	25	1,380
		53,598
Germany 2.6%
Allianz SE	21	4,943
SAP SE	265	34,279
		39,222
Netherlands 1.4%
ASML Holding N.V.	30	17,733
Universal Music Group N.V.	157	4,104
		21,837
Spain 1.3%
Amadeus IT Holding, S.A. (c)	319	19,243
Israel 0.9%
Nice Ltd - ADR (a) (b)	81	13,853
Italy 0.9%
Brunello Cucinelli S.p.A.	143	10,844
Ferrari N.V.	7	2,188
		13,032
Switzerland 0.7%
Lonza Group AG	24	11,075
Canada 0.6%
Canadian Pacific Kansas City Limited	126	9,348
Total Common Stocks (cost $959,222)		1,502,803
SHORT TERM INVESTMENTS 0.9%
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	10,114	10,114
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	3,982	3,982
Total Short Term Investments (cost $14,096)		14,096
Total Investments 100.6% (cost $973,318)		1,516,899
Other Assets and Liabilities, Net (0.6)%		(9,543)
Total Net Assets 100.0%		1,507,356

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Invesco Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	10,713	120,811	127,542	231	—	—	3,982	0.2
JNL Government Money Market Fund, 5.26% - Class SL	—	50,162	40,048	44	—	—	10,114	0.7
JNL Securities Lending Collateral Fund - Institutional Class	1,154	32,455	33,609	80	—	—	—	—
	11,867	203,428	201,199	355	—	—	14,096	0.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Invesco Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Amadeus IT Holding, S.A.	09/19/22	17,529	19,243	1.3
Meituan - Class B	04/14/21	16,677	8,795	0.6
		34,206	28,038	1.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Growth Fund
Assets - Securities
Common Stocks
United States of America	834,564	—	—	834,564
France	—	181,459	—	181,459
India	21,770	75,689	—	97,459
Japan	—	82,267	—	82,267
Sweden	—	63,961	—	63,961
Denmark	—	61,885	—	61,885
China	36,435	17,163	—	53,598
Germany	—	39,222	—	39,222
Netherlands	—	21,837	—	21,837
Spain	—	19,243	—	19,243
Israel	13,853	—	—	13,853
Italy	—	13,032	—	13,032
Switzerland	—	11,075	—	11,075
Canada	9,348	—	—	9,348
Short Term Investments	14,096	—	—	14,096
	930,066	586,833	—	1,516,899

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 97.1%
Information Technology 24.6%
Allegro Microsystems Inc. (a)	255	8,156
Altair Engineering Inc. - Class A (a)	323	20,222
Arrow Electronics, Inc. (a)	96	12,035
Axcelis Technologies, Inc. (a)	44	7,209
Blackline, Inc. (a)	183	10,161
CCC Intelligent Solutions Holdings Inc. (a)	1,355	18,086
Clearwater Analytics Holdings, Inc. - Class A (a)	536	10,376
Confluent, Inc. - Class A (a)	462	13,673
CyberArk Software Ltd. (a)	89	14,598
DigitalOcean Holdings, Inc. (a) (b)	317	7,611
Diodes Incorporated (a)	134	10,532
DoubleVerify Holdings, Inc. (a)	343	9,592
Fabrinet (a)	40	6,638
Flex Ltd. (a)	815	21,996
Gitlab Inc. - Class A (a)	268	12,106
Globant S.A. (a)	74	14,548
Guidewire Software, Inc. (a)	219	19,716
Lattice Semiconductor Corporation (a)	266	22,832
Littelfuse, Inc.	47	11,708
Manhattan Associates, Inc. (a)	135	26,653
MKS Instruments, Inc.	146	12,660
Novanta Inc. (a)	77	10,985
Onto Innovation Inc. (a)	97	12,312
Power Integrations, Inc.	155	11,848
Procore Technologies, Inc. (a)	295	19,286
Silicon Laboratories Inc. (a)	78	9,074
The Descartes Systems Group Inc. (a)	182	13,351
Workiva Inc. - Class A (a)	169	17,163
		385,127
Industrials 21.9%
AAON, Inc.	221	12,563
AECOM	204	16,961
Applied Industrial Technologies, Inc.	36	5,487
ASGN Incorporated (a)	153	12,473
BWXT Government Group, Inc.	251	18,845
Chart Industries, Inc. (a)	66	11,162
Clean Harbors, Inc. (a)	101	16,955
Construction Partners, Inc. - Class A (a)	652	23,844
Federal Signal Corporation	192	11,446
GXO Logistics Inc. (a)	279	16,369
KBR, Inc.	216	12,731
Moog Inc. - Class A	73	8,192
Nordson Corporation	60	13,354
Nvent Electric Public Limited Company	275	14,582
Parsons Corporation (a)	54	2,941
Paycor HCM, Inc. (a)	458	10,459
RBC Bearings Incorporated (a)	57	13,437
Saia, Inc. (a)	50	19,936
Shoals Technologies Group, Inc. - Class A (a)	501	9,143
Simpson Manufacturing Co., Inc.	61	9,064
SiteOne Landscape Supply, Inc. (a)	95	15,467
Terex Corporation	250	14,400
The AZEK Company Inc. - Class A (a)	542	16,117
Valmont Industries, Inc.	43	10,304
Vm Consolidated, Inc. - Class A (a)	779	14,558
WESCO International, Inc.	83	11,925
		342,715
Health Care 16.5%
10X Genomics, Inc. - Class A (a)	307	12,675
Acadia Healthcare Company, Inc. (a)	232	16,280
Apellis Pharmaceuticals, Inc. (a)	134	5,096
Ascendis Pharma A/S - ADR (a)	89	8,304
Axonics, Inc. (a)	193	10,827
Cytokinetics, Incorporated (a)	170	5,008
Glaukos Corporation (a)	247	18,608
Halozyme Therapeutics, Inc. (a)	328	12,513
Intra-Cellular Therapies, Inc. (a)	193	10,058
Irhythm Technologies, Inc. (a)	92	8,672
Karuna Therapeutics, Inc. (a)	47	8,015
Lantheus Holdings, Inc. (a)	178	12,370
Natera, Inc. (a)	430	19,031
Pacira Pharmaceuticals, Inc. (a)	142	4,367
Penumbra, Inc. (a)	58	13,962
Prestige Consumer Healthcare Inc. (a)	225	12,863
R1 RCM Holdco Inc. (a)	1,101	16,589
Repligen Corporation (a)	124	19,766
Revance Therapeutics, Inc. (a)	367	4,207
Sgry, LLC (a)	389	11,390
Tenet Healthcare Corporation (a)	175	11,517
TransMedics Group, Inc. (a)	156	8,546
Xenon Pharmaceuticals Inc. (a)	221	7,552
		258,216
Consumer Discretionary 11.5%
Academy Sports & Outdoors, Inc.	220	10,403
Bright Horizons Family Solutions, Inc. (a)	149	12,126
Cavco Industries, Inc. (a)	43	11,498
Crocs, Inc. (a)	109	9,604
Gentherm Incorporated (a)	154	8,336
Global-E Online Ltd. (a)	222	8,814
Installed Building Products, Inc.	83	10,351
International Game Technology PLC	469	14,225
On Holding AG - Class A (a)	291	8,097
Shake Shack, Inc. - Class A (a)	190	11,050
Stride, Inc. (a)	349	15,703
Texas Roadhouse, Inc. - Class A	120	11,560
Wayfair Inc. - Class A (a)	204	12,383
Wingstop Inc.	135	24,189
Wyndham Hotels & Resorts, Inc.	176	12,208
		180,547
Financials 7.6%
BRP Group, Inc. - Class A (a)	635	14,743
Flywire Corporation (a)	537	17,140
Kinsale Capital Group, Inc.	40	16,409
LPL Financial Holdings Inc.	51	12,184
Morningstar, Inc.	63	14,813
Selective Insurance Group, Inc.	155	16,036
Shift4 Payments, LLC - Class A (a)	183	10,117
TMX Group Limited	794	17,072
		118,514
Energy 6.0%
ChampionX Corporation	552	19,651
Chord Energy Corporation	89	14,348
Matador Resources Company	264	15,711
Permian Resources Corporation - Class A	1,332	18,594
Range Resources Corporation	416	13,481
TechnipFMC PLC	573	11,659
		93,444
Consumer Staples 4.1%
Freshpet, Inc. (a)	211	13,886
Grocery Outlet Holding Corp. (a)	255	7,361
Oddity Tech Ltd - Class A (a) (b)	27	775
Performance Food Group Company (a)	258	15,188
Post Holdings, Inc. (a)	165	14,156
The Simply Good Foods Company (a)	363	12,526
		63,892
Real Estate 1.9%
EastGroup Properties, Inc.	117	19,442
Terreno Realty Corporation	199	11,275
		30,717
Materials 1.8%
Eagle Materials Inc.	75	12,568
Element Solutions Inc.	773	15,167
		27,735
Communication Services 0.7%
Iridium Communications Inc.	237	10,789
Utilities 0.5%
American States Water Company	50	3,953
New Jersey Resources Corporation	92	3,752
		7,705
Total Common Stocks (cost $1,438,730)		1,519,401

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	50,040	50,040
Total Short Term Investments (cost $50,040)		50,040
Total Investments 100.3% (cost $1,488,770)		1,569,441
Other Assets and Liabilities, Net (0.3)%		(4,923)
Total Net Assets 100.0%		1,564,518

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Invesco Small Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	59,866	260,254	270,080	1,998	—	—	50,040	3.2
JNL Government Money Market Fund, 5.26% - Class SL	—	7,873	7,873	10	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	33	33	—	—	—	—	—
	59,866	268,160	277,986	2,008	—	—	50,040	3.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,519,401	—	—	1,519,401
Short Term Investments	50,040	—	—	50,040
	1,569,441	—	—	1,569,441

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 46.1%
United States of America 26.4%
Abbott Laboratories	1	93
AbbVie Inc. (a)	28	4,087
Adobe Inc. (b)	6	3,067
Advanced Micro Devices, Inc. (b)	21	2,188
AECOM	2	201
Air Lease Corporation - Class A	4	149
Albertsons Companies, Inc. - Class A	6	133
Alcoa Corporation	3	96
Align Technology, Inc. (b)	1	180
Alnylam Pharmaceuticals, Inc. (b)	1	251
Alphabet Inc. - Class C (a) (b)	18	2,406
Amazon.com, Inc. (a) (b)	111	14,117
American Express Company (a)	1	150
American Homes 4 Rent - Class A	5	152
AmerisourceBergen Corporation	4	646
AMETEK, Inc.	3	395
Analog Devices, Inc.	16	2,648
Apple Hospitality REIT, Inc.	6	88
Apple Inc.	55	9,400
Arista Networks, Inc. (b)	1	195
AutoZone, Inc. (b)	—	226
Axalta Coating Systems Ltd. (b)	4	117
Baker Hughes Company - Class A	20	718
Bank of America Corporation	149	4,089
Bath & Body Works, Inc.	3	105
Baxter International Inc.	2	88
Berkshire Hathaway Inc. - Class B (a) (b)	3	1,200
Best Buy Co., Inc.	3	183
Biogen Inc. (b)	1	214
BioMarin Pharmaceutical Inc. (b)	2	136
BJ's Wholesale Club Holdings, Inc. (b)	2	158
Blackstone Inc. - Class A	5	542
Booking Holdings Inc. (b)	—	666
Boston Scientific Corporation (b)	19	1,004
Bristol-Myers Squibb Company (a)	53	3,047
Brixmor Property Group Inc.	7	144
Broadcom Inc.	1	592
Cadence Design Systems, Inc. (b)	1	244
Capital One Financial Corporation	5	458
Carlisle Companies Incorporated	1	140
Carrier Global Corporation	4	232
CBRE Group, Inc. - Class A (b)	2	157
CDW Corp.	—	77
Centene Corporation (b)	7	500
Cheniere Energy, Inc.	3	431
Chevron Corporation (a)	21	3,573
Chubb Limited	1	148
Cisco Systems, Inc.	2	119
Citigroup Inc.	5	197
Citizens Financial Group, Inc.	9	245
CME Group Inc. - Class A	38	7,565
CNA Financial Corporation	2	79
Columbia Sportswear Company	1	109
Comcast Corporation - Class A	6	265
Confluent, Inc. - Class A (b)	9	277
ConocoPhillips	24	2,809
Constellation Brands, Inc. - Class A	1	248
Copart, Inc. (b)	11	460
Coterra Energy Inc.	4	104
CrowdStrike Holdings, Inc. - Class A (b)	1	243
CVS Health Corporation	5	348
Deere & Company	10	3,915
Diamondback Energy, Inc.	1	161
Dick's Sporting Goods, Inc.	1	109
Digital Realty Trust, Inc.	3	345
Dollar General Corporation	—	49
Dominion Energy, Inc.	12	541
Domino's Pizza, Inc.	1	204
Dover Corporation	1	180
Dow Inc.	43	2,207
EastGroup Properties, Inc.	—	63
Eaton Corporation Public Limited Company	1	173
Edison International	2	111
El Paso Electric Company (b) (c)	1	9
Eli Lilly and Company	1	760
Emerson Electric Co.	3	248
Endeavor Group Holdings, Inc. - Class A	3	61
Energizer Holdings, Inc.	3	94
Entegris, Inc.	3	247
Entergy Corporation	2	182
EOG Resources, Inc.	22	2,845
Exact Sciences Corporation (b)	4	298
ExlService Holdings, Inc. (b)	10	293
Exxon Mobil Corporation	5	623
Federal Realty Investment Trust	1	119
FedEx Corporation	1	136
Fidelity National Information Services, Inc.	5	256
First Citizens BancShares, Inc. - Class A	—	156
Fiserv, Inc. (b)	3	364
FleetCor Technologies, Inc. (b)	1	122
FMC Corporation	1	98
Former Charter Communications Parent, Inc. - Class A (b)	3	1,489
Fortrea Holdings Inc. (b)	1	37
Fortune Brands Innovations, Inc.	2	144
Freeport-McMoRan Inc.	4	150
General Dynamics Corporation	1	166
General Mills, Inc.	1	87
General Motors Company	2	49
Globe Life Inc.	1	53
Hasbro, Inc.	1	82
HashiCorp, Inc. - Class A (b)	5	107
HCA Healthcare, Inc.	1	188
Henry Schein, Inc. (b)	2	112
Hess Corporation	—	53
Hilton Worldwide Holdings Inc.	20	2,909
Honeywell International Inc.	2	394
Hubbell Incorporated	1	304
HubSpot, Inc. (b)	1	398
IAC Inc. (b)	3	134
Ingersoll Rand Inc. (a)	6	353
Intel Corporation	2	63
International Business Machines Corporation	1	112
Intuit Inc.	2	806
Intuitive Surgical, Inc. (b)	1	405
ITT Inc.	1	48
J.B. Hunt Transport Services, Inc.	2	284
Jabil Inc.	2	314
Johnson & Johnson	18	2,707
Kenvue Inc.	11	218
Keurig Dr Pepper Inc.	8	265
Kinder Morgan, Inc.	13	211
Knight-Swift Transportation Holdings Inc. - Class A	1	64
Kontoor Brands, Inc.	4	156
Kraft Foods Group, Inc.	5	162
KRC Interim Corp.	73	1,282
Laboratory Corporation of America Holdings	1	148
Lam Research Corporation	1	456
Lamar Advertising Company - Class A	2	126
Legacy Vulcan Corp.	—	82
Liberty Broadband Corporation - Series C (b)	2	151
Liberty Media Corporation - Series C (b)	6	141
Liberty Media Corporation - Series C (b)	2	52
Loews Corporation (a)	6	401
Lowe`s Companies, Inc.	3	655
M&T Bank Corporation	3	390
Marriott International, Inc. - Class A	6	1,119
Martin Marietta Materials, Inc.	1	268
Masco Corporation	3	173
MasterCard Incorporated - Class A (a)	22	8,858
McDonald's Corporation	17	4,377
McKesson Corporation	1	245
Media Group Holdings LLC (c) (d) (e)	3,345	—
Merck & Co., Inc.	1	146
Meta Platforms, Inc. - Class A (b)	30	8,978
MetLife, Inc.	3	199

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Mettler-Toledo International Inc. (b)	—	115
MGIC Investment Corporation	7	113
Microsoft Corporation (a)	66	20,845
Mid-America Apartment Communities, Inc.	3	331
Mohawk Industries, Inc. (b)	2	138
Mondelez International, Inc. - Class A	1	88
MongoDB, Inc. - Class A (b)	1	351
Morgan Stanley	7	560
Murphy USA Inc.	—	132
Natera, Inc. (b)	4	161
National Fuel Gas Company	2	84
Netflix, Inc. (b)	1	385
Newell Brands Inc.	10	92
Nexstar Media Group, Inc. - Class A	1	88
NextEra Energy, Inc.	62	3,575
Norfolk Southern Corporation	—	51
Northern Trust Corporation	2	118
Northrop Grumman Corporation	—	114
NVIDIA Corporation (a)	20	8,673
Old Dominion Freight Line, Inc.	1	270
Oracle Corporation	6	677
Packaging Corporation of America	2	246
Palo Alto Networks, Inc. (b)	2	566
Performance Food Group Company (b)	4	223
PG&E Corporation (b)	10	153
Philip Morris International Inc.	5	420
Phillips 66	2	228
Pioneer Natural Resources Company	2	358
Pool Corporation	—	162
Post Holdings, Inc. (b)	2	170
ProLogis Inc.	45	5,017
Public Service Enterprise Group Incorporated	36	2,023
Public Storage Operating Company	1	166
Qiagen N.V. (b)	—	18
Quanta Services, Inc.	3	526
Quest Diagnostics Incorporated	1	92
Ralph Lauren Corporation - Class A	1	155
Rayonier Inc.	5	137
Regeneron Pharmaceuticals, Inc. (b)	7	5,730
Regions Financial Corporation	12	202
Ross Stores, Inc.	32	3,611
Royal Caribbean Cruises Ltd.	1	108
Royalty Pharma PLC - Class A	7	190
RTX Corporation	6	450
S&P Global Inc.	15	5,758
Salesforce, Inc. (b)	1	139
Sarepta Therapeutics, Inc. (b)	1	112
Seagen Inc. (b)	—	86
Silgan Holdings Inc.	4	164
Snowflake Inc. - Class A (b)	2	283
Southwest Airlines Co.	3	84
State Street Corporation	1	91
Sun Communities, Inc.	21	2,476
Synopsys, Inc. (b)	1	315
T. Rowe Price Group, Inc.	1	80
Take-Two Interactive Software, Inc. (b)	2	257
TD SYNNEX Corporation	1	133
Teradyne, Inc.	8	765
Tesla Inc. (b)	6	1,459
Texas Instruments Incorporated	1	207
Texas Roadhouse, Inc. - Class A	1	127
The Boeing Company (b)	1	236
The Charles Schwab Corporation (a)	42	2,277
The Chemours Company	10	290
The Cigna Group	1	149
The Coca-Cola Company	131	7,352
The Cooper Companies, Inc.	1	262
The Hartford Financial Services Group, Inc.	1	78
The Home Depot, Inc.	—	131
The Middleby Corporation (b)	1	106
The PNC Financial Services Group, Inc. (a)	5	556
The Procter & Gamble Company (a)	2	237
The Progressive Corporation	45	6,234
The Timken Company	1	94
The TJX Companies, Inc.	5	408
The Trade Desk, Inc. - Class A (b)	5	428
The Travelers Companies, Inc.	2	400
The Walt Disney Company (b)	1	89
The Williams Companies, Inc.	7	228
Thermo Fisher Scientific Inc.	1	444
T-Mobile USA, Inc.	1	93
Trane Technologies Public Limited Company	3	533
Truist Financial Corporation	4	125
U.S. Bancorp	28	921
Uber Technologies, Inc. (b)	127	5,863
UDR, Inc.	27	952
Union Pacific Corporation	1	170
United Parcel Service, Inc. - Class B	1	196
UnitedHealth Group Incorporated (a)	21	10,834
Ventas, Inc.	8	330
Verizon Communications Inc.	3	103
Vertex Pharmaceuticals Incorporated (b)	—	118
W. R. Berkley Corporation	2	114
Walmart Inc.	1	229
Wells Fargo & Company (a)	64	2,639
Welltower OP LLC	1	74
WESCO International, Inc.	2	230
WestRock Company	3	95
Wex, Inc. (b)	1	90
Weyerhaeuser Company	8	257
Willis Towers Watson Public Limited Company	—	50
Workday, Inc. - Class A (b)	1	268
Xcel Energy Inc.	3	149
Yum! Brands, Inc.	28	3,482
Zimmer Biomet Holdings, Inc.	1	98
		247,599
France 2.6%
Adevinta ASA - Class B (b) (f)	1	6
Aeroports de Paris	—	9
Airbus SE	1	162
Alstom	1	13
Amundi (e)	—	6
AXA	3	103
Biomerieux SA	—	9
BNP Paribas	2	138
Bollore SE	2	8
Bouygues	—	14
Bureau Veritas	1	14
Capgemini	—	54
Carrefour	1	18
Compagnie De Saint-Gobain	1	60
Compagnie Generale des Etablissements Michelin	1	42
Credit Agricole SA	2	27
Danone	1	67
Dassault Aviation	—	8
Dassault Systemes	1	49
Edenred	—	30
Eiffage	—	14
Engie	52	792
EssilorLuxottica	1	98
Gecina	—	11
Getlink S.E.	1	10
Hermes International	—	120
IPSEN	—	10
Kering	—	63
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	5	906
Legrand	33	3,029
L'Oreal	—	188
LVMH Moet Hennessy Louis Vuitton	6	4,762
Orange	4	41
Pernod Ricard	—	65
Publicis Groupe SA	—	34
Safran	32	5,061
Sanofi	2	234
Sartorius Stedim Biotech	—	11
Schneider Electric SE	1	174
Societe d'exploitation Hoteliere	—	16
Societe Generale	1	34
Teleperformance SE	—	14

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Thales	—	26
TotalEnergies SE	27	1,812
Veolia Environnement-VE	1	37
VINCI	51	5,612
Vivendi SE	1	11
Worldline (b) (e)	1	14
		24,036
United Kingdom 2.3%
3i Group plc	36	918
abrdn plc	4	7
Admiral Group PLC	1	18
Anglo American PLC	6	160
AngloGold Ashanti PLC	5	78
Ashtead Group Public Limited Company	1	54
Associated British Foods PLC	1	21
AstraZeneca PLC	29	3,893
Auto Trader Group PLC	2	14
Aviva PLC	7	32
B&M European Value Retail S.A.	2	12
BAE Systems PLC	6	73
Barclays PLC	29	55
Barratt Developments P L C	2	10
BP P.L.C.	501	3,247
British American Tobacco P.L.C.	4	138
BT Group PLC	12	17
Bunzl Public Limited Company	1	24
Burberry Group PLC	1	18
Centrica PLC	11	21
Coca-Cola Europacific Partners PLC	—	25
Compass Group PLC	4	85
Convatec Group PLC (e)	3	8
Croda International Public Limited Company	—	17
DCC Public Limited Company	—	11
Dechra Pharmaceuticals PLC	—	10
Diageo PLC	23	835
DS Smith PLC	3	10
easyJet PLC (b)	1	7
Endava PLC - Class A - ADR (b)	3	147
Entain PLC	1	14
Evraz PLC (b) (c)	1	—
Experian PLC	2	61
Ferguson Holdings Limited	6	913
Fiat Chrysler Automobiles N.V.	4	83
GSK PLC	8	146
Haleon PLC	10	40
Halma Public Limited Company	1	18
Hargreaves Lansdown PLC	1	8
Hikma Pharmaceuticals Public Limited Company	—	10
Hiscox Ltd.	1	9
Howden Joinery Group PLC	1	11
HSBC Holdings PLC	31	244
HSBC Holdings PLC	39	308
Imperial Brands PLC	2	37
Informa Jersey Limited	3	25
InterContinental Hotels Group PLC	7	525
Intermediate Capital Group PLC	1	12
Intertek Group Plc	—	16
ITV PLC	8	7
J Sainsbury PLC	4	11
JD Sports Fashion PLC	6	10
Johnson Matthey PLC	—	8
Kingfisher PLC	4	11
Land Securities Group PLC	2	13
Legal & General Group PLC	13	34
Linde Public Limited Company	3	1,016
Lloyds Banking Group PLC	2,403	1,295
London Stock Exchange Group PLC	1	81
M&G PLC	5	11
Melrose Industries PLC (b)	3	15
Mondi PLC	1	16
National Grid PLC	8	92
NatWest Group PLC	11	31
Next PLC	—	23
Ocado Group PLC (b)	1	10
Pearson PLC	1	15
Pepco Group N.V. (b) (e)	—	1
Persimmon Public Limited Company	1	9
Phoenix Group Holdings PLC	2	12
Reckitt Benckiser Group PLC	1	102
Relx PLC	37	1,244
Relx PLC	80	2,682
Rentokil Initial PLC	5	37
Rightmove PLC	2	11
Rio Tinto PLC	2	138
Rolls-Royce PLC (b)	17	44
Schroders PLC	2	12
SEGRO Public Limited Company	2	21
Severn Trent PLC	1	14
Smith & Nephew PLC	2	21
Smiths Group PLC	1	14
Spirax-Sarco Engineering PLC	—	17
SSE PLC	76	1,487
St. James's Place PLC	1	12
Standard Chartered PLC	5	43
Tate & Lyle Public Limited Company	1	7
Taylor Wimpey PLC	7	10
TechnipFMC PLC	23	460
Tesco PLC	14	45
The Berkeley Group Holdings PLC	—	12
The British Land Company Public Limited Company	2	7
The Sage Group PLC.	2	28
Unilever PLC	5	244
United Utilities PLC	1	15
Vodafone Group Public Limited Company	45	42
Weir Group PLC(The)	1	13
Whitbread PLC	—	17
Wise PLC - Class A (b)	1	8
WPP 2012 Limited	2	19
		21,992
Japan 2.2%
ABC-Mart, Inc.	—	2
Advance Residence Investment Corp.	—	7
Advantest Corporation	2	45
Aeon Co., Ltd.	2	34
AGC Inc.	—	14
Aisin Corporation	—	11
Ajinomoto Co., Inc. (g)	1	39
ANA Holdings Inc. (b)	—	6
Asahi Group Holdings, Ltd.	1	41
Asahi Intecc Co., Ltd.	1	9
Asahi Kasei Corporation	3	16
ASICS Corporation	—	14
Astellas Pharma Inc.	4	49
Bandai Namco Holdings Inc.	1	24
Bridgestone Corporation	1	47
Brother Industries, Ltd.	1	8
Canon Inc.	2	43
Capcom Co., Ltd.	—	11
Central Japan Railway Company	2	49
Chubu Electric Power Co., Inc.	1	18
Chugai Pharmaceutical Co., Ltd.	1	40
Concordia Financial Group, Ltd.	2	10
COSMOS Pharmaceutical Corporation	—	10
CyberAgent, Inc. (g)	1	4
Dai Nippon Printing Co., Ltd.	1	13
Daifuku Co., Ltd.	1	15
Dai-ichi Life Holdings, Inc.	2	43
Daiichi Sankyo Company, Ltd	4	107
Daikin Industries, Ltd.	5	738
Daito Trust Construction Co., Ltd.	—	11
Daiwa House Industry Co., Ltd. (g)	1	32
Daiwa House REIT Investment Corporation	—	7
Daiwa Securities Group Inc.	3	16
DENSO Corporation	4	64
DISCO Corporation	—	37
East Japan Railway Company	1	40
Eisai Co., Ltd.	1	33
ENEOS Holdings, Inc.	6	23

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
FANUC Corporation (g)	2	49
Fast Retailing Co., Ltd.	—	87
Fuji Electric Co., Ltd.	—	13
FUJIFILM Holdings Corporation	1	46
Fujitsu Limited	—	35
Fukuoka Financial Group, Inc.	—	7
GLP J-REIT	—	8
GMO Payment Gateway, Inc.	—	5
Hakuhodo DY Holdings Inc. (g)	1	6
Hamamatsu Photonics K.K.	—	13
Hankyu Hanshin Holdings, Inc.	1	17
HASEKO Corporation	—	3
Hirose Electric Co., Ltd.	—	12
Hitachi Construction Machinery Co., Ltd.	—	6
Hitachi, Ltd.	2	118
Honda Motor Co., Ltd.	10	111
Hoshizaki Corporation	—	7
Hoya Corporation	23	2,294
Hulic Co., Ltd.	1	11
IBIDEN Co., Ltd.	—	16
Idemitsu Kosan Co., Ltd.	1	11
Iida Group Holdings Co., Ltd.	—	3
Inpex Corporation	2	30
Isuzu Motors Limited	1	15
ITOCHU Corporation	3	105
Japan Airlines Co., Ltd.	—	6
Japan Airport Terminal Co., Ltd.	—	8
Japan Exchange Group, Inc.	73	1,354
Japan Metropolitan Fund Investment Corporation	—	8
Japan Post Bank Co., Ltd.	3	22
Japan Post Holdings Co., Ltd. (g)	4	32
Japan Post Insurance Co., Ltd.	1	10
Japan Real Estate Investment Corporation	—	12
Japan Tobacco Inc.	2	51
JFE Holdings, Inc. (g)	1	18
JSR Corporation	—	11
Kajima Corporation	1	13
Kansai Paint Co., Ltd.	1	7
Kao Corporation	1	33
Kawasaki Heavy Industries, Ltd.	—	7
KDDI Corporation (g)	3	89
Keio Corporation (g)	—	7
Keisei Electric Railway Co., Ltd.	—	14
Keyence Corporation	2	852
Kikkoman Corporation	—	21
Kintetsu Group Holdings Co., Ltd.	—	11
Kirin Holdings Company, Ltd	2	24
Kobayashi Pharmaceutical Co., Ltd.	—	4
Kobe Bussan Co., Ltd.	—	7
Koei Tecmo Holdings Co., Ltd.	—	4
Koito Manufacturing Co., Ltd.	1	9
Komatsu Ltd.	2	51
Konami Holdings Corporation	—	11
Kose Corporation	—	7
Kubota Corporation	2	31
Kurita Water Industries Ltd.	—	7
KYOCERA Corporation (g)	1	35
Kyowa Kirin Co., Ltd.	1	9
Kyushu Railway Company	—	4
Lasertec Co., Ltd.	—	31
Lawson, Inc.	—	5
Lion Corporation	1	5
LIXIL Corporation (g)	1	6
M3, Inc.	1	16
Makita Corporation	1	15
Marubeni Corporation	3	51
Marui Group Co.Ltd.	—	5
Matsuki Yokokokara & Company Co., Ltd.	1	11
Mazda Motor Corporation	1	13
McDonald's Holdings Company (Japan), Ltd.	—	4
Medipal Holdings Corporation (g)	—	5
Meiji Holdings Co., Ltd.	1	12
Minebeamitsumi Inc.	1	15
MISUMI Group Inc. (g)	1	9
Mitsubishi Chemical Group Corporation	3	17
Mitsubishi Corporation	3	133
Mitsubishi Electric Corporation	4	53
Mitsubishi Estate Co., Ltd.	3	34
Mitsubishi Gas Chemical Company, Inc. (g)	—	4
Mitsubishi HC Capital Inc.	2	13
Mitsubishi Heavy Industries, Ltd.	1	33
Mitsubishi Motors Corporation (g)	1	6
Mitsubishi UFJ Financial Group Inc (g)	119	1,011
Mitsui & Co., Ltd.	3	112
Mitsui Chemicals, Inc.	—	8
Mitsui Fudosan Co., Ltd.	2	40
Mitsui O.S.K. Lines, Ltd. (g)	1	19
Mizuho Bank, Ltd.	1	15
Mizuho Financial Group, Inc.	5	84
MonotaRO Co., Ltd.	1	5
MS&AD Insurance Group Holdings, Inc.	1	37
Murata Manufacturing Co., Ltd.	4	66
Nagoya Railroad Co., Ltd.	1	7
NEC Corporation	1	28
NEXON Co., Ltd.	1	16
NGK Insulators, Ltd.	1	7
Nidec Corporation	1	51
Nikon Corporation	1	7
Nintendo Co., Ltd.	2	96
Nippon Building Fund Inc.	—	12
Nippon Express Co., Ltd.	—	10
Nippon Paint Holdings Co., Ltd.	2	15
Nippon Prologis REIT, Inc.	—	9
Nippon Sanso Holdings Corporation	1	12
Nippon Shinyaku Co., Ltd.	—	4
Nippon Steel Corporation	2	42
Nippon Telegraph and Telephone Corporation	699	824
Nippon Yusen Kabushiki Kaisha	1	26
Nissan Motor Co., Ltd.	5	21
Nisshin Seifun Group Inc.	1	8
Nissin Chemical Corporation (g)	—	13
Nissin Food Holdings Co., Ltd. (g)	—	17
Niterra Co., Ltd.	—	5
Nitori Holdings Co., Ltd.	—	22
Nitto Denko Corporation	—	20
Nomura Holdings, Inc. (g)	6	22
Nomura Real Estate Holdings, Inc. (g)	—	5
Nomura Real Estate Master Fund, Inc.	—	11
Nomura Research Institute Ltd	1	23
NTT DATA Corporation	1	17
Obayashi Corporation	1	11
OBIC Co., Ltd.	—	15
Odakyu Electric Railway Co., Ltd.	1	10
Oji Holdings Corporation	2	8
Olympus Corporation	3	32
OMRON Corporation (g)	—	18
Ono Pharmaceutical Co., Ltd.	1	17
Open House Group Co., Ltd.	—	7
Oracle Corporation Japan	—	7
Oriental Land Co., Ltd.	2	75
ORIX Corporation	2	41
ORIX JREIT Inc.	—	6
Osaka Gas Co., Ltd.	1	15
Otsuka Corporation	—	8
Otsuka Holdings Co., Ltd.	1	39
Pan Pacific International Holdings Corporation	1	21
Panasonic Holdings Corporation	5	55
Persol Holdings Co., Ltd.	4	7
Rakuten Group, Inc.	3	11
Recruit Holdings Co., Ltd.	3	105
Renesas Electronics Corporation (b)	3	41
Resona Holdings, Inc.	5	25
Ricoh Company, Ltd.	1	9
Rinnai Corporation (g)	—	6
ROHM Co., Ltd.	—	8
Santen Pharmaceutical Co., Ltd.	1	6
SBI Holdings, Inc.	—	8
SCSK Corporation	—	5
Secom Co., Ltd.	—	27
Sega Sammy Holdings, Inc.	—	6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Seibu Holdings Inc. (g)	—	4
Seiko Epson Corporation.	1	9
Sekisui Chemical Co., Ltd.	1	10
Sekisui House, Ltd.	1	22
Seven & I Holdings Co., Ltd.	20	779
SG Holdings Co., Ltd.	1	13
Sharp Corporation (b)	1	3
Shimadzu Corporation	1	16
Shimano Inc.	—	27
Shimizu Corporation	1	6
Shin-Etsu Chemical Co., Ltd.	116	3,369
Shionogi & Co., Ltd.	1	22
Shiseido Company, Limited	1	28
SMC Corporation	—	45
Softbank Corp.	6	63
SoftBank Group Corp	2	89
Sojitz Corporation (g)	—	10
Sompo Holdings, Inc.	1	30
Sony Group Corporation	13	1,039
Square Enix Holdings Co., Ltd.	—	7
Stanley Electric Co., Ltd. (g)	—	5
Subaru Corporation.	1	23
SUMCO Corporation	—	3
Sumitomo Chemical Company, Limited	3	8
Sumitomo Corporation	2	48
Sumitomo Electric Industries, Ltd.	2	18
Sumitomo Metal Mining Co., Ltd. (g)	1	18
Sumitomo Mitsui Financial Group, Inc.	3	128
Sumitomo Mitsui Trust Bank, Limited (g)	1	26
Sumitomo Realty & Development Co., Ltd.	1	26
Suntory Beverage & Food Limited	—	9
Suzuki Motor Corporation (g)	1	40
Sysmex Corporation	—	14
T&D Holdings, lnc. (g)	1	16
Taisei Corporation	—	11
Taisho Pharmaceutical Holdings Co., Ltd.	—	4
Takeda Pharmaceutical Co Ltd (g)	3	93
TDK Corporation (g)	1	30
Terumo Corporation	2	40
The Bank of Kyoto, Ltd. (c)	—	11
The Chiba Bank, Ltd. (g)	1	9
The Kansai Electric Power Company, Incorporated	2	21
TIS Inc.	1	11
TOBU Railway Co., LTD.	—	10
Toho Co., Ltd.	—	7
Tokio Marine Holdings, Inc.	97	2,239
Tokyo Century Corporation	—	4
Tokyo Electric Power Company Holdings, Inc. (b)	2	7
Tokyo Electron Limited	1	123
Tokyo Gas Co., Ltd.	1	18
Tokyu Corporation	1	14
Tokyu Fudosan Holdings Corporation	1	7
Toppan Inc.	1	14
Toray Industries, Inc.	3	17
Toshiba Corporation	—	3
Tosoh Corporation (g)	1	8
TOTO Ltd.	—	10
Toyo Suisan Kaisha, Ltd.	—	8
Toyota Industries Corporation	—	31
Toyota Motor Corporation (g)	24	435
Toyota Tsusho Corporation	1	29
Trend Micro Incorporated	—	11
Unicharm Corporation	1	32
United Urban Investment Corporation	—	5
USS Co., Ltd.	—	5
Welcia Holdings Co., Ltd.	—	3
West Japan Railway Company	—	17
Yakult Honsha Co., Ltd.	1	15
Yamaha Corporation	—	11
Yamaha Motor Co., Ltd.	1	18
Yamato Holdings Co., Ltd. (g)	1	11
Yaskawa Electric Corporation	1	22
Yokogawa Electric Corporation	—	8
Z Holdings Corporation	5	15
ZOZO, Inc.	—	2
		20,801
Netherlands 1.7%
Adyen N.V. (b) (e)	—	45
Aegon N.V.	3	13
Akzo Nobel N.V.	—	24
argenx SE (b)	—	56
ASM International N.V.	—	37
ASML Holding N.V.	8	4,719
CNH Industrial N.V.	2	23
Exor Nederland N.V. (g)	—	20
Ferrovial SE	1	29
HAL Trust	—	21
Heineken Holding N.V.	—	16
Heineken N.V.	1	44
ING Groep N.V.	7	94
JDE Peet's N.V.	—	7
Koninklijke Ahold Delhaize N.V.	2	57
Koninklijke KPN N.V.	7	22
Koninklijke Philips N.V.	2	37
NN Group N.V.	1	19
NXP Semiconductors N.V.	15	3,003
Prosus N.V. - Class N	3	88
Randstad N.V.	—	13
Shell PLC - Class A	236	7,512
Universal Music Group N.V.	2	39
Wolters Kluwer N.V. - Class C	1	61
		15,999
Taiwan 1.4%
Accton Technology Corporation	23	354
Advantech Co., Ltd.	13	143
ASE Technology Holding Co., Ltd.	51	175
ASPEED Technology Inc.	2	173
Chailease Holding Company Limited	25	142
Eclat Textile Corporation Ltd.	11	166
eMemory Technology Inc.	1	63
Largan Precision Co., Ltd.	3	199
Realtek Semiconductor Corporation	19	234
Taiwan Semiconductor Manufacturing Company Limited - ADR	98	8,535
Taiwan Semiconductor Manufacturing Company Limited	164	2,686
		12,870
China 1.2%
Alibaba Group Holding Limited (b) (e)	59	641
Angel Yeast Co., Ltd. - Class A	30	140
Baoshan Iron & Steel Co., Ltd. - Class A	193	162
China Construction Bank Corporation - Class H	969	545
China Merchants Bank Co., Ltd. - Class H	79	327
China Resources Land Limited	40	159
China Yangtze Power Co., Ltd. - Class A	81	246
Chongqing Fuling Zhacai Group Co., Ltd. - Class A	41	89
Foshan Haitian Flavoring & Food Co., Ltd. - Class A	23	120
Fuyao Glass Industry Group Co., Ltd. - Class H (e)	33	152
H World Group Limited (b)	42	166
Haier Smart Home Co., Ltd - Class H	111	348
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	54	197
iQIYI, Inc. - Class A - ADR (b)	14	68
JD.com, Inc. - Class A	18	265
JD.com, Inc. - Class A - ADR	17	505
Jiangsu Hengli Hydraulic Technology Co., Ltd. - Class A	20	174
Jiumaojiu International Holdings Limited (g)	58	79
Kanzhun Limited - ADR (b)	8	121
Kingdee International Software Group Company Limited (b)	101	124
LONGi Green Energy Technology Co., Ltd. - Class A	39	147
Meituan - Class B (b) (e)	34	493
NetEase, Inc.	19	387
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (b)	2	154
Ping An Insurance (Group) Company of China, Ltd. - Class H	59	335

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Shanghai Baosight Software Co., Ltd - Class A	16	98
Shanghai Liangxin Electrical Co., Ltd. - Class A	84	129
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	5	178
Shenzhou International Group Holdings Limited	23	219
Silergy Corp.	13	124
SKSHU Paint Co., Ltd. - Class A (b)	16	150
Tencent Holdings Limited	83	3,223
Wanhua Chemical Group Co., Ltd. - Class A	18	216
Wuliangye Yibin Co., Ltd. - Class A	9	200
WuXi AppTec Co., Ltd. - Class H (e) (g)	17	201
Wuxi Biologics Cayman Inc (b) (e)	33	190
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. - Class A	16	104
Zijin Mining Group Co., Ltd. - Class H	108	164
		11,340
Germany 1.2%
Adidas AG - Class N	—	57
Allianz SE	7	1,543
BASF SE - Class N	2	79
Bayer Aktiengesellschaft - Class N	2	93
Bayerische Motoren Werke Aktiengesellschaft	1	58
Beiersdorf Aktiengesellschaft	—	24
Brenntag SE - Class N	—	23
Carl Zeiss Meditec AG	—	6
COMMERZBANK Aktiengesellschaft	2	24
Continental Aktiengesellschaft	—	15
Covestro AG (b) (e)	—	20
Daimler Truck Holding AG	1	35
Delivery Hero SE (b) (e)	—	11
Deutsche Bank Aktiengesellschaft - Class N	4	44
Deutsche Borse Aktiengesellschaft - Class N	4	726
Deutsche Lufthansa Aktiengesellschaft (b)	1	9
Deutsche Post AG - Class N	20	815
Deutsche Telekom AG - Class N	7	144
DW Property Invest GmbH	—	2
E.ON SE - Class N	4	50
Evonik Industries AG	—	7
Fresenius SE & Co. KGaA	1	25
GEA Group Aktiengesellschaft	—	11
Hannover Ruck SE - Class N	—	27
Heidelberg Materials AG	—	21
Henkel AG & Co. KGaA	—	12
Infineon Technologies AG - Class N	20	656
Mercedes-Benz Group AG - Class N	2	109
MERCK Kommanditgesellschaft auf Aktien	—	42
MTU Aero Engines AG - Class N	—	19
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	7	2,655
Puma SE	—	12
RWE Aktiengesellschaft	88	3,270
SAP SE	2	259
Siemens Aktiengesellschaft - Class N	1	211
Siemens Energy AG (b)	1	13
Siemens Healthineers AG (e)	1	28
Symrise AG	—	25
Talanx Aktiengesellschaft	—	8
Telefonica Deutschland Holding AG	2	3
Vonovia SE	2	38
Zalando SE (b) (e)	—	10
		11,239
South Korea 1.0%
Hl Mando Corporation	7	202
JYP Entertainment Corporation	1	110
KB Financial Group Inc.	10	401
KIA Corporation	3	205
LG Chem, Ltd.	1	375
NAVER Corporation	1	168
Samsung Electronics Co Ltd	130	6,573
Samsung Fire & Marine Insurance Co., Ltd.	1	162
SK Hynix Inc.	6	545
SK Telecom Co., Ltd.	5	176
S-Oil Corporation	2	144
		9,061
India 0.8%
Biocon Limited	42	137
Britannia Industries Ltd	5	250
HDFC Life Insurance Company Limited (e)	24	182
HDFC Bank Limited	45	829
HDFC Bank Limited - ADR	58	3,428
Hindustan Unilever Limited	12	346
ICICI Bank Limited	38	435
Infosys Limited	41	711
ITC Limited	45	242
Kotak Mahindra Bank Limited	12	260
Maruti Suzuki India Limited	1	165
Petronet LNG Limited	65	186
Reliance Industries Limited	15	426
Shriram Finance Limited	10	229
		7,826
Denmark 0.7%
A.P. Moller - Maersk A/S - Class A	—	11
A.P. Moller - Maersk A/S - Class B	—	16
Carlsberg A/S - Class B	—	23
Chr. Hansen Holding A/S	—	12
Coloplast A/S - Class B	—	23
Danske Bank A/S	1	30
Demant A/S (b)	—	7
DSV A/S	—	66
Genmab A/S (b)	—	46
Novo Nordisk A/S - Class B	71	6,428
Novozymes A/S - Class B	—	16
Orsted A/S (e)	—	20
Pandora A/S	—	17
Tryg A/S	1	14
Vestas Wind Systems A/S (b)	2	42
		6,771
Switzerland 0.6%
ABB Ltd - Class N	3	114
Alcon AG	1	76
Baloise Holding AG - Class N	—	16
Barry Callebaut AG - Class N	—	14
Coca-Cola HBC AG	—	11
Compagnie Financiere Richemont SA	1	125
DSM-Firmenich AG	—	34
EMS-Chemie Holding AG	—	10
Garmin Ltd.	2	213
Geberit AG - Class N	—	35
Givaudan SA - Class N	—	52
Glencore PLC	22	127
Holcim AG	1	67
Julius Bar Gruppe AG - Class N	—	26
Kuhne & Nagel International AG	—	31
Lonza Group AG	—	67
Nestle S.A. - Class N	20	2,236
Novartis AG - Class N	4	415
Partners Group Holding AG	—	49
Roche Holding AG	—	15
Schindler Holding AG - Class N	—	8
SGS SA	—	24
Sika AG	—	77
Sonova Holding AG	—	23
STMicroelectronics N.V.	1	54
Straumann Holding AG - Class N	—	29
Swiss Life Holding AG - Class N	—	40
Swiss Re AG	1	62
Swisscom AG - Class N	—	29
The Swatch Group AG	—	14
The Swatch Group AG - Class N	—	5
UBS Group AG	6	147
Zurich Insurance Group AG - Class N	4	1,684
		5,929
Canada 0.6%
Alimentation Couche-Tard Inc.	17	866
Canadian National Railway Company	11	1,188
Fairfax Financial Holdings Limited	—	144
Lululemon Athletica Canada Inc. (b)	1	251

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
The Toronto-Dominion Bank	47	2,826
		5,275
Singapore 0.5%
Ascendas Real Estate Investment Trust	7	14
Capitaland Group Pte. Ltd.	10	13
Capitaland Investment Limited	5	10
City Developments Limited	1	5
DBS Group Holdings Ltd	178	4,365
Genting Singapore Limited	10	6
Great Eastern Holdings Limited	1	8
Jardine Cycle & Carriage Limited	—	5
Keppel Corporation Limited	3	12
Mapletree Commercial Trust Treasury Company Pte. Ltd. (e)	5	5
Olam Group Limited	1	—
Oversea-Chinese Banking Corporation Limited	8	71
Singapore Airlines Limited (g)	3	12
Singapore Exchange Limited	2	11
Singapore Technologies Engineering Ltd	3	8
Singapore Telecommunications Limited	14	25
United Overseas Bank Limited	3	62
UOL Group Limited	1	5
Venture Corporation Limited	—	2
Wilmar International Limited	6	16
		4,655
Mexico 0.4%
Fresnillo PLC	—	2
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.	17	272
Grupo Aeroportuario del Sureste, S.A.B. de C.V. - Series B - ADR	1	248
Grupo Financiero Banorte, S.A.B. de C.V.	48	405
Wal - Mart de Mexico, S.A.B. de C.V.	861	3,248
		4,175
Sweden 0.4%
AB Sagax - Class B	—	8
AB Sagax - Class D	—	—
Aktiebolaget Electrolux - Class B	—	4
Aktiebolaget Industrivarden - Class A	—	9
Aktiebolaget Industrivarden - Class C	—	9
Aktiebolaget SKF - Class A	—	1
Aktiebolaget SKF - Class B	1	12
Aktiebolaget Volvo - Class A	—	8
Aktiebolaget Volvo - Class B	116	2,391
Alfa Laval AB	1	19
Assa Abloy AB - Class B	2	42
Atlas Copco Aktiebolag - Class A	69	931
Atlas Copco Aktiebolag - Class B	3	36
Axfood AB	—	5
Boliden AB (b)	1	15
Castellum Aktiebolag	1	8
Embracer Group AB - Class B (b)	2	3
Epiroc Aktiebolag - Class A	1	23
Epiroc Aktiebolag - Class B	1	12
EQT AB (e)	1	13
Essity Aktiebolag (publ) - Class B	1	24
Evolution AB (publ) (e)	—	38
Fastighets AB Balder - Class B (b)	1	6
G&L Beijer Ref AB - Class B (g)	1	8
Getinge AB - Class B	—	8
H & M Hennes & Mauritz AB - Class B	1	17
Hexagon Aktiebolag - Class B	4	35
Holmen Aktiebolag - Class B	—	7
Husqvarna Aktiebolag - Class B	1	6
Indutrade Aktiebolag	1	10
Investment Ab Latour - Class B	—	5
Investor Aktiebolag - Class A	1	21
Investor Aktiebolag - Class B	4	68
Kinnevik AB - Class B (b)	1	5
L E Lundbergforetagen Aktiebolag (publ) - Class B	—	6
Lifco AB (Publ) - Class B	—	7
NIBE Industrier AB - Class B	3	20
Nordnet AB	—	4
Saab AB - Class B	—	8
Sandvik Aktiebolag	2	39
Securitas AB - Class B	1	8
Skandinaviska Enskilda Banken AB - Class A	3	39
Skandinaviska Enskilda Banken AB - Class C	—	—
Skanska AB - Class B	1	13
SSAB AB - Class A	—	2
SSAB AB - Class B	1	7
Svenska Cellulosa Aktiebolaget SCA - Class A	—	1
Svenska Cellulosa Aktiebolaget SCA - Class B	1	16
Svenska Handelsbanken AB - Class A	3	28
Svenska Handelsbanken AB - Class B (g)	—	1
Swedbank AB - Class A	2	33
Swedish Orphan Biovitrum AB (Publ) (b)	—	9
Tele2 AB - Class B	1	8
Telefonaktiebolaget LM Ericsson - Class A	—	1
Telefonaktiebolaget LM Ericsson - Class B (g)	6	29
Telia Company AB	5	9
Trelleborg AB - Class B	—	11
Volvo Cars AB - Class B (b)	1	4
		4,110
Hong Kong 0.4%
AIA Group Limited	356	2,885
Budweiser Brewing Company APAC Limited (e)	92	181
CK Asset Holdings Limited	4	21
CK Hutchison Holdings Limited	5	27
CK Infrastructure Holdings Limited	1	5
CLP Holdings Limited	4	26
DFI Retail Group Holding Limited	—	—
ESR Group Limited (e)	5	8
Galaxy Entertainment Group Limited (b)	4	24
Hang Lung Properties Limited	3	4
Hang Seng Bank, Limited	2	19
Henderson Land Development Company Limited	3	8
HK Electric Investments Limited	4	2
HKT Trust	6	6
Hong Kong And China Gas Company Limited -The-	21	15
Hong Kong Exchanges and Clearing Limited	2	85
Jardine Matheson Holdings Limited	—	19
Link Real Estate Investment Trust	5	24
MTR Corporation Limited	3	12
New World Development Company Limited	2	4
Power Assets Holdings Limited	3	12
Sino Land Company Limited	6	7
Sun Hung Kai Properties Limited	3	32
Swire Pacific Limited - Class A	1	7
Swire Pacific Limited - Class B	3	3
Swire Properties Limited	2	4
Techtronic Industries Company Limited	15	145
The Wharf (Holdings) Limited (g)	2	5
WH Group Limited (e)	17	9
Wharf Real Estate Investment Company Limited	3	12
		3,611
Australia 0.4%
Ampol Limited	—	10
ANZ Group Holdings Limited	6	97
Aristocrat Leisure Limited	1	33
ASX Limited	—	13
Atlas Arteria Limited	2	8
Aurizon Holdings Limited	4	8
Australian Pipeline Trust	2	13
Bendigo and Adelaide Bank Limited	1	6
BHP Group Limited	10	283
BHP Group Limited	39	1,121
BlueScope Steel Limited	1	11
Brambles Limited	3	25
Cochlear Limited	—	21
Coles Group Limited	3	26
Commonwealth Bank of Australia	3	211
Computershare Limited	1	18
CSL Limited	1	153
DEXUS Funds Management Limited	2	10
Endeavour Group Limited	3	9
Fortescue Metals Group Ltd	3	45
Goodman Funding Pty Ltd	3	46
GPT Management Holdings Limited	4	9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
IDP Education Limited	1	8
IGO Limited	1	11
Incitec Pivot Limited	4	7
Insurance Australia Group Limited	5	17
Lendlease Corporation Limited	1	6
Macquarie Group Limited	1	76
Medibank Private Limited	5	12
Mineral Resources Limited	—	15
Mirvac Limited	8	11
National Australia Bank Limited	6	115
Newcrest Mining Limited	2	27
Northern Star Resources Ltd	2	15
Orica Limited	1	9
Origin Energy Limited	3	19
Pilbara Minerals Limited (g)	6	15
Qantas Airways Limited (b)	2	6
QBE Insurance Group Limited	3	31
Ramsay Health Care Limited	—	12
REA Group Ltd	—	10
Reece Limited	—	5
Rio Tinto Limited	1	53
Santos Limited	6	32
Scentre Group Limited	10	16
SEEK Limited	1	10
Seven Group Holdings Limited	—	6
Sonic Healthcare Limited	1	18
South32 Limited	9	19
Stockland Corporation Ltd	5	12
Suncorp Group Limited	3	22
Telstra Corporation Limited	8	20
The Lottery Corporation Limited	4	13
TPG Corporation Limited	1	3
Transurban Holdings Limited	6	49
Treasury Wine Estates Limited	1	11
Vicinity Centres RE Ltd	7	8
Washington H. Soul Pattinson and Company Limited	1	10
Wesfarmers Limited	2	75
Westpac Banking Corporation	7	93
WiseTech Global Limited	—	15
Woodside Energy Group Ltd	4	87
Woolworths Group Limited	2	57
Worley Limited	1	8
		3,240
Indonesia 0.3%
PT Telkom Indonesia (Persero) Tbk	2,612	634
PT. Bank Central Asia Tbk	2,441	1,392
PT. Bank Rakyat Indonesia (Persero) Tbk.	1,241	419
		2,445
Italy 0.2%
A2a S.P.A.	3	5
Amplifon S.p.A	—	5
Assicurazioni Generali Societa' Per Azioni	2	49
Banca Mediolanum SpA	—	3
Banco BPM Societa' Per Azioni	3	14
Buzzi S.P.A.	—	5
Davide Campari-Milano N.V.	1	12
DiaSorin S.p.A.	—	5
Enel S.p.A	15	92
Eni S.p.A.	5	76
Ferrari N.V.	—	73
Finecobank Banca Fineco SPA	1	14
Hera S.p.A.	2	4
Infrastrutture Wireless Italiane S.p.A. (e)	1	8
Intesa Sanpaolo SPA	32	82
Leonardo S.p.A.	1	11
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	1	16
Moncler S.p.A.	—	23
Nexi Spa (b)	2	10
Pirelli & C. S.p.A. (e)	1	3
Poste Italiane SPA (e)	1	10
Prysmian S.p.A.	1	22
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	—	9
Snam S.P.A.	4	18
Telecom Italia SPA	20	6
Terna – Rete Elettrica Nazionale S.p.A.	3	20
UniCredit S.p.A.	40	956
UnipolSai Assicurazioni S.p.A.	1	2
		1,553
Spain 0.2%
Acciona,S.A.	—	6
ACS, Actividades de Construccion y Servicios, S.A.	—	14
AENA, S.M.E., S.A. (e)	—	22
Amadeus IT Holding, S.A. (e)	1	53
Banco Bilbao Vizcaya Argentaria, S.A.	12	95
Banco Santander, S.A.	32	122
CaixaBank, S.A.	8	32
Cellnex Telecom, S.A. (e)	1	40
Corporacion Acciona Energias Renovables, S.A. (g)	—	3
Endesa, S.A.	1	12
Iberdrola, Sociedad Anonima	11	127
Industria de Diseno Textil, S.A.	22	815
Naturgy Energy Group, S.A. (g)	—	10
Redeia Corporacion, S.A.	1	13
Repsol SA.	3	42
Telefonica, S.A.	11	46
		1,452
Brazil 0.2%
Banco Do Brasil SA	31	291
Localiza Rent A Car S/A	19	223
Lojas Renner S/A.	63	168
NU Holdings Ltd. - Class A (b)	14	98
Raia Drogasil S.A.	50	277
TIM S.A	68	202
Transmissora Alianca De Energia Eletrica S/A	25	170
		1,429
Belgium 0.1%
Ackermans	—	6
Ageas SA/NV	—	15
Anheuser-Busch InBev	2	113
Azelis Group	—	4
D'Ieteren Group	—	7
Elia Group	—	6
Etablissementen Franz Colruyt	—	2
Groupe Bruxelles Lambert - Groep Brussel Lambert	—	14
KBC Groep	17	1,061
Sofina	—	6
Solvay	—	15
UCB	—	20
Umicore	—	9
Warehouses De Pauw	—	8
		1,286
South Africa 0.1%
Bid Corporation (Pty) Ltd	11	236
Capitec Bank Holdings	4	315
Clicks Group	14	189
Firstrand Ltd	52	175
Sanlam	38	133
		1,048
Saudi Arabia 0.1%
Al Rajhi Banking and Investment Corporation	9	164
Saudi Basic Industries Corporation	9	196
The Saudi National Bank	39	337
		697
Thailand 0.1%
PTT Exploration And Production Public Company Limited	46	216
Thai Oil Public Company Limited	191	265
The Siam Cement Public Company Limited - NVDR	18	147
		628
Finland 0.0%
Elisa Oyj	—	14
Fortum Oyj (g)	1	10

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Huhtamaki Oyj (g)	—	6
Kesko Oyj - Class A	—	3
Kesko Oyj - Class B	1	10
Kone Corporation - Class B	1	33
Metso Oyj	1	14
Neste Oyj (g)	1	29
Nokia Oyj	10	39
Nordea Bank Abp	7	77
Orion Oyj - Class A	—	2
Orion Oyj - Class B	—	8
Sampo Oyj - Class A	1	40
Stora Enso Oyj - Class A	—	1
Stora Enso Oyj - Class R	1	15
UPM-Kymmene Oyj	1	36
Wartsila Oyj Abp	1	11
		348
Bermuda 0.0%
Autostore Holdings Ltd (b) (e)	2	3
Credicorp Ltd.	3	332
		335
Ireland 0.0%
Flutter Entertainment Public Limited Company (b)	—	56
James Hardie Industries Public Limited Company - CDI	1	23
Kerry Group Public Limited Company - Class A	—	26
Kingspan Group Public Limited Company	—	23
Medtronic, Inc.	1	99
Smurfit Kappa Funding Designated Activity Company	1	17
		244
Norway 0.0%
Aker ASA	—	3
Aker BP ASA	1	17
DNB Bank ASA	2	35
Equinor ASA	2	64
Gjensidige Forsikring ASA	—	6
Kongsberg Gruppen ASA	—	7
Mowi ASA	1	15
Norsk Hydro ASA	3	16
Orkla ASA	1	11
SalMar ASA	—	7
Schibsted ASA - Class A	—	3
Schibsted ASA - Class B	—	4
Storebrand ASA	1	7
Telenor ASA	1	14
TOMRA Systems ASA	—	5
Var Energi ASA	1	2
Yara International ASA	—	12
		228
Poland 0.0%
Allegro.eu (b) (e)	1	6
Bank Polska Kasa Opieki - Spolka Akcyjna	—	8
Dino Polska Spolka Akcyjna (b) (e)	2	154
ING Bank Slaski Spolka Akcyjna (b)	—	3
KGHM Polska Miedz Spolka Akcyjna	—	7
LPP Spolka Akcyjna	—	6
Orlen S A	1	15
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (b)	2	13
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	1	10
Santander Bank Polska Spolka Akcyjna (b)	—	5
		227
Chile 0.0%
Antofagasta PLC	1	12
Banco Santander-Chile	3,667	170
		182
Hungary 0.0%
OTP Bank Nyrt.	5	178
Greece 0.0%
Hellenic Telecommunications Organization S.A. - Class R	11	154
Macau 0.0%
Sands China Ltd. (b)	51	153
Israel 0.0%
Azrieli Group Ltd.	—	4
Bank Hapoalim Ltd	2	22
Bank Leumi Le-Israel B.M.	3	25
Bezeq Israel Communications Company Ltd	4	5
Elbit Systems Ltd.	—	10
Icl Group Ltd	1	8
Israel Discount Bank Limited	2	13
Mizrahi-Tefahot Bank Ltd.	—	11
Nice Ltd (b)	—	21
Teva Pharmaceutical Industries Ltd (b)	2	22
		141
Austria 0.0%
Andritz AG	—	7
BAWAG Group AG (e)	—	7
Erste Group Bank AG	1	24
EVN AG	—	2
OMV Aktiengesellschaft	—	13
Raiffeisen Bank International AG	—	4
Strabag SE	—	—
Telekom Austria Aktiengesellschaft	—	2
Verbund AG	—	13
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	—	2
voestalpine AG (g)	—	6
		80
Portugal 0.0%
EDP - Energias de Portugal, S.A.	6	24
EDP Renovaveis, S.A.	1	10
Galp Energia, SGPS, S.A.	1	13
Jeronimo Martins, SGPS, S.A.	1	12
		59
New Zealand 0.0%
Auckland International Airport Limited	3	12
Contact Energy Limited	2	7
Fisher & Paykel Healthcare Corporation Limited	1	15
Mercury NZ Limited	1	5
Meridian Energy Limited	2	7
Spark New Zealand Limited	4	10
		56
Luxembourg 0.0%
ArcelorMittal	1	23
Eurofins Scientific SE	—	14
Tenaris S.A.	1	14
		51
Russian Federation 0.0%
Publichnoe Aktsionernoe Obshchestvo Severstal - GDR (b) (c) (e)	16	—
TCS Group Holding PLC - GDR (b) (c) (e)	5	—
Total Common Stocks (cost $468,818)		433,503
CORPORATE BONDS AND NOTES 27.7%
United States of America 22.4%
Aethon United BR LP
8.25%, 02/15/26 (f)	267	265
Affinity Gaming
6.88%, 12/15/27 (f)	987	836
AG Issuer LLC
6.25%, 03/01/28 (f)	248	232
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (f)	344	346
Allegiant Travel Company
7.25%, 08/15/27 (f)	932	876
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (f)	401	359
6.75%, 10/15/27 - 04/15/28 (f)	1,130	1,088
Allied Universal Holdco LLC
6.63%, 07/15/26 (f)	1,244	1,180
9.75%, 07/15/27 (f)	649	580
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 (f) (h) (i)	442	317

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
American Airlines, Inc.
11.75%, 07/15/25 (f)	1,087	1,169
5.50%, 04/20/26 (f)	1,223	1,196
7.25%, 02/15/28 (f)	1,225	1,171
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28 (f)	249	221
AmeriGas Partners, L.P.
9.38%, 06/01/28 (f)	722	732
Amkor Technology, Inc.
6.63%, 09/15/27 (f)	894	878
AMN Healthcare, Inc.
4.63%, 10/01/27 (f)	57	52
Antero Midstream Partners LP
7.88%, 05/15/26 (f)	1,147	1,154
5.75%, 03/01/27 - 01/15/28 (f)	437	412
APX Group, Inc.
6.75%, 02/15/27 (f)	214	206
Aramark Services, Inc.
6.38%, 05/01/25 (f)	692	703
Arches Buyer Inc.
4.25%, 06/01/28 (f)	692	591
Archrock Partners, L.P.
6.88%, 04/01/27 (f)	895	868
6.25%, 04/01/28 (f)	229	215
Artera Services, LLC
9.03%, 12/04/25 (f)	241	222
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (f)	127	124
ASGN Incorporated
4.63%, 05/15/28 (f)	798	713
Avantor, Inc.
4.63%, 07/15/28 (f)	767	699
Avient Corporation
5.75%, 05/15/25 (f)	984	966
Avis Budget Car Rental, LLC
4.75%, 04/01/28 (f) (g)	247	216
B&G Foods, Inc.
5.25%, 09/15/27	239	200
Ball Corporation
6.88%, 03/15/28	1,030	1,034
Bausch Health Companies Inc.
5.75%, 08/15/27 (f)	169	101
BCPE Empire Holdings, Inc.
7.63%, 05/01/27 (f)	22	21
Berry Plastics Escrow Corporation
5.63%, 07/15/27 (f)	906	876
Block, Inc.
2.75%, 06/01/26	1,078	968
Blue Racer Midstream, LLC
7.63%, 12/15/25 (f)	943	946
Boxer Parent Company Inc.
7.13%, 10/02/25 (f)	937	933
Boyd Gaming Corporation
4.75%, 12/01/27	495	455
Brookfield Properties Retail Holding LLC
5.75%, 05/15/26 (f)	474	435
4.50%, 04/01/27 (f)	695	579
Buckeye Partners, L.P.
4.50%, 03/01/28 (f)	454	400
California Resources Corporation
7.13%, 02/01/26 (f)	950	956
Calpine Corporation
4.50%, 02/15/28 (f)	1,123	1,013
5.13%, 03/15/28 (f)	318	283
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (f)	310	278
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (f)	1,074	1,151
Carvana Co.
5.50%, 04/15/27 (f)	248	182
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (f)	10	9
CD&R Smokey Buyer Inc
6.75%, 07/15/25 (f)	249	240
Century Communities, Inc.
6.75%, 06/01/27	100	98
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (f)	247	222
Chesapeake Energy Corporation
5.50%, 02/01/26 (f)	178	172
Churchill Downs Incorporated
5.50%, 04/01/27 (f)	796	757
Cinemark USA, Inc.
5.25%, 07/15/28 (f)	1,130	1,003
Civitas Resources, Inc.
8.38%, 07/01/28 (f)	945	961
Clarios Global LP
6.25%, 05/15/26 (f)	1,179	1,154
8.50%, 05/15/27 (f)	414	412
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (f)	418	362
Clean Harbors, Inc.
4.88%, 07/15/27 (f)	946	890
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (f)	1,345	1,196
7.75%, 04/15/28 (f)	481	384
Clearway Energy Operating LLC
4.75%, 03/15/28 (f)	113	101
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (f)	869	867
5.88%, 06/01/27 (g)	547	521
Cogent Communications Group, Inc.
3.50%, 05/01/26 (f)	12	11
Colt Merger Sub, Inc.
5.75%, 07/01/25 (f)	417	416
Commscope Finance LLC
6.00%, 03/01/26 (f)	1,061	990
8.25%, 03/01/27 (f)	599	393
Commscope, Inc.
7.13%, 07/01/28 (f)	117	70
Community Health Systems, Inc.
8.00%, 03/15/26 - 12/15/27 (f)	2,417	2,271
5.63%, 03/15/27 (f)	1,231	1,054
6.88%, 04/01/28 (f)	147	78
Compass Minerals International, Inc.
6.75%, 12/01/27 (f)	533	505
CoreCivic, Inc.
8.25%, 04/15/26	958	972
CoreLogic, Inc.
4.50%, 05/01/28 (f)	956	726
Coty Inc.
5.00%, 04/15/26 (f)	444	426
Crescent Energy Finance LLC
7.25%, 05/01/26 (f)	670	657
9.25%, 02/15/28 (f)	525	536
Crestwood Midstream Partners LP
5.63%, 05/01/27 (f)	297	285
Crown Americas LLC
4.75%, 02/01/26	1,139	1,096
CSC Holdings, LLC
7.50%, 04/01/28 (f) (g)	540	350
11.25%, 05/15/28 (f)	1,173	1,168
Cushman & Wakefield U.S. Borrower, LLC
6.75%, 05/15/28 (f)	1,010	931
CVR Energy, Inc.
5.25%, 02/15/25 (f)	266	259
CVR Partners, LP
6.13%, 06/15/28 (f)	196	176
CWT Travel Group Incorporated
8.50%, 11/19/26 (f)	95	52
Darling Ingredients Inc.
5.25%, 04/15/27 (f)	901	859
Dealer Tire, LLC
8.00%, 02/01/28 (f)	256	240
Delta Air Lines, Inc.
2.90%, 10/28/24	1,011	972
7.38%, 01/15/26	646	653
DIRECTV Financing, LLC
5.88%, 08/15/27 (f)	1,356	1,199

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
DISH DBS Corporation
5.25%, 12/01/26 (f)	1,407	1,196
7.38%, 07/01/28	1,254	792
Dish Network Corporation
11.75%, 11/15/27 (f)	1,147	1,151
Diversified Healthcare Trust
9.75%, 06/15/25	200	193
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (f)	454	464
Eco Material Technologies Inc.
7.88%, 01/31/27 (f)	325	310
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (f)	369	342
Edison International
8.13%, 06/15/53	328	328
Eldorado Resorts, Inc.
6.25%, 07/01/25 (f)	1,186	1,171
8.13%, 07/01/27 (f)	1,159	1,165
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (f)	466	448
Encompass Health Corporation
4.50%, 02/01/28	82	75
Energizer Holdings, Inc.
4.75%, 06/15/28 (f)	293	254
Enlink Midstream, LLC
5.63%, 01/15/28 (f)	108	102
Entertainment Studios, Inc.
10.50%, 02/15/28 (f)	145	83
Enviva Partners, LP
6.50%, 01/15/26 (f)	938	765
EQM Midstream Partners, LP
7.50%, 06/01/27 (f)	341	340
6.50%, 07/01/27 (f)	431	421
Equipmentshare.Com Inc
9.00%, 05/15/28 (f)	797	767
Fair Isaac Corporation
4.00%, 06/15/28 (f)	445	398
Ferrellgas Escrow, LLC
5.38%, 04/01/26 (f)	464	435
Ford Motor Credit Company LLC
4.06%, 11/01/24	1,209	1,170
2.30%, 02/10/25	850	797
6.95%, 03/06/26 - 06/10/26	823	821
4.54%, 08/01/26	300	281
2.70%, 08/10/26	274	244
4.13%, 08/17/27	450	410
7.35%, 11/04/27	202	206
6.80%, 05/12/28 (g)	822	821
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (f)	1,173	1,153
5.50%, 05/01/28 (f)	230	209
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (f)	345	314
Freedom Mortgage Corporation
7.63%, 05/01/26 (f)	107	100
6.63%, 01/15/27 (f)	971	853
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (f)	921	837
5.00%, 05/01/28 (f)	1,365	1,167
Gates Global LLC
6.25%, 01/15/26 (f)	554	541
Gen Digital Inc.
6.75%, 09/30/27 (f)	210	206
Genesis Energy, L.P.
8.00%, 01/15/27	509	491
7.75%, 02/01/28	820	776
Genting New York LLC
3.30%, 02/15/26 (f)	573	511
Global Atlantic Financial Company
4.70%, 10/15/51 (f)	160	116
Global Medical Response, Inc.
6.50%, 10/01/25 (f)	663	449
Global Net Lease Operating Partnership, L.P.
3.75%, 12/15/27 (f)	834	646
Goto Group, Inc.
5.50%, 09/01/27 (f)	783	429
Grand Canyon University
4.13%, 10/01/24	776	741
Gray Escrow, Inc.
7.00%, 05/15/27 (f)	1,102	945
Griffon Corporation
5.75%, 03/01/28	873	792
Grubhub Holdings Inc.
5.50%, 07/01/27 (f)	628	488
Guitar Center Escrow Issuer II, Inc.
8.50%, 01/15/26 (f) (g)	118	102
Gulfport Energy Operating Corporation
8.00%, 05/17/26	116	116
Hat Holdings I LLC
3.38%, 06/15/26 (f)	394	350
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (f)	1,298	1,168
Heartland Dental, LLC
10.50%, 04/30/28 (f)	487	489
Herc Holdings Inc.
5.50%, 07/15/27 (f)	1,250	1,182
Hertz Vehicle Financing II LP
4.63%, 12/01/26 (f)	188	167
Hess Infrastructure Partners LP
5.63%, 02/15/26 (f)	1,193	1,153
Hess Midstream Operations LP
5.13%, 06/15/28 (f)	232	214
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (f)	558	548
5.75%, 05/01/28 (f)	636	614
Holly Energy Partners, L.P.
5.00%, 02/01/28 (f)	329	303
Home Point Capital Inc.
5.00%, 02/01/26 (f)	161	150
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (f)	195	197
Howmet Aerospace Inc.
6.88%, 05/01/25	554	556
Icahn Enterprises L.P.
4.75%, 09/15/24	1,207	1,163
6.25%, 05/15/26	909	845
5.25%, 05/15/27	755	664
iHeartCommunications, Inc.
6.38%, 05/01/26	344	297
8.38%, 05/01/27 (g)	408	292
5.25%, 08/15/27 (f)	1,472	1,167
4.75%, 01/15/28 (f)	388	295
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	36
4.40%, 01/26/26, CAD	490	356
International Game Technology PLC
6.25%, 01/15/27 (f)	971	952
IQVIA Inc.
5.00%, 05/15/27 (f)	1,231	1,160
IRB Holding Corp.
7.00%, 06/15/25 (f)	1,035	1,035
Iron Mountain Incorporated
5.00%, 07/15/28 (f)	107	97
Kaiser Aluminum Corporation
4.63%, 03/01/28 (f)	785	686
Keurig Dr Pepper Inc.
0.75%, 03/15/24	62	61
LABL Escrow Issuer LLC
6.75%, 07/15/26 (f)	1,205	1,167
10.50%, 07/15/27 (f)	233	219
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (f)	370	324
Lamar Media Corp.
3.75%, 02/15/28	32	28
Lamb Weston Holdings, Inc.
4.88%, 05/15/28 (f)	245	226
Las Vegas Sands Corp.
2.90%, 06/25/25	1,079	1,005
3.50%, 08/18/26	295	268

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
LD Holdings Group LLC
6.50%, 11/01/25 (f) (i)	158	131
6.13%, 04/01/28 (f)	112	71
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (f)	619	601
4.38%, 02/15/27 (f)	1,100	946
Level 3 Financing, Inc.
3.40%, 03/01/27 (f)	1,308	1,224
4.63%, 09/15/27 (f)	307	221
4.25%, 07/01/28 (f)	599	374
Liberty Mutual Group Inc.
4.13%, 12/15/51 (f)	594	488
Life Time, Inc.
5.75%, 01/15/26 (f)	202	196
Light and Wonder International, Inc.
7.00%, 05/15/28 (f)	1,127	1,108
Live Nation Entertainment, Inc.
6.50%, 05/15/27 (f)	638	629
4.75%, 10/15/27 (f)	345	316
3.75%, 01/15/28 (f)	981	869
LSF9 Atlantis
7.75%, 02/15/26 (f)	1,162	1,052
Lumen Technologies Inc.
4.00%, 02/15/27 (f)	1,058	682
Madison IAQ LLC
4.13%, 06/30/28 (f)	249	215
Magic Mergeco, Inc.
5.25%, 05/01/28 (f)	1,114	890
Magnum Management Corporation
5.50%, 05/01/25 (f)	1,184	1,160
Matador Resources Company
6.88%, 04/15/28 (f)	158	155
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (f)	1,216	1,173
9.25%, 04/15/27 (f)	351	307
MGM Resorts International
6.75%, 05/01/25	744	739
5.50%, 04/15/27	446	416
MicroStrategy Incorporated
6.13%, 06/15/28 (f)	106	94
Midcap Financial Issuer Trust
6.50%, 05/01/28 (f)	1,041	903
Millennium Escrow Corporation
6.63%, 08/01/26 (f)	332	263
Mohegan Tribal Gaming Authority
8.00%, 02/01/26 (f)	1,289	1,186
Molina Healthcare, Inc.
4.38%, 06/15/28 (f)	468	419
Moog Inc.
4.25%, 12/15/27 (f)	942	850
Murphy Oil Corporation
5.88%, 12/01/27	548	532
MVC Acquisition Corp.
5.75%, 08/01/28 (f)	55	48
Nabors Industries, Inc.
7.38%, 05/15/27 (f)	805	781
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (f)	131	124
Navient Corporation
5.00%, 03/15/27	195	175
4.88%, 03/15/28	955	812
NCR Corporation
5.75%, 09/01/27 (f)	164	165
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 (f)	207	186
New Fortress Energy Inc.
6.75%, 09/15/25 (f)	488	466
6.50%, 09/30/26 (f)	1,261	1,160
Newell Brands Inc.
4.88%, 06/01/25	673	646
6.38%, 09/15/27 (g)	530	505
Nexstar Escrow Inc.
5.63%, 07/15/27 (f)	1,284	1,143
NFP Corp.
4.88%, 08/15/28 (f)	416	366
NGL Energy Operating LLC
7.50%, 02/01/26 (f)	1,193	1,179
NMG Holding Company, Inc.
7.13%, 04/01/26 (f)	237	222
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (f)	349	348
Novelis Corporation
3.25%, 11/15/26 (f)	624	557
NuStar Logistics, L.P.
5.75%, 10/01/25	1,046	1,017
6.00%, 06/01/26	204	198
Old Claimco, LLC
6.75%, 05/01/26 (f)	996	943
OneMain Finance Corporation
3.50%, 01/15/27	896	767
6.63%, 01/15/28	165	152
Organon & Co.
4.13%, 04/30/28 (f)	1,314	1,143
Outfront Media Capital Corporation
5.00%, 08/15/27 (f)	875	774
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (f)	961	939
Paramount Global
6.38%, 03/30/62	619	486
Park Intermediate Holdings LLC
7.50%, 06/01/25 (f)	972	971
Party City Holdings Inc.
0.00%, 02/15/26 (b) (f) (j)	3	—
PBF Holding Company LLC
6.00%, 02/15/28	696	656
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (f)	473	450
Penske Automotive Group, Inc.
3.50%, 09/01/25	559	528
Performance Food Group Company
5.50%, 10/15/27 (f)	636	602
PetSmart, Inc.
4.75%, 02/15/28 (f)	1,345	1,179
PG&E Corporation
5.00%, 07/01/28	476	431
Picasso Finance Sub, Inc.
6.13%, 06/15/25 (f)	534	529
Presidio Holdings, Inc.
4.88%, 02/01/27 (f)	559	517
8.25%, 02/01/28 (f)	72	69
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (f)	188	174
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (f)	1,197	1,162
3.38%, 08/31/27 (f)	790	692
6.25%, 01/15/28 (f)	405	375
PTC Inc.
3.63%, 02/15/25 (f)	617	593
4.00%, 02/15/28 (f)	154	138
Public Service Enterprise Group Incorporated
2.88%, 06/15/24	250	245
QVC, Inc.
4.75%, 02/15/27	283	174
Rackspace Technology, Inc.
3.50%, 02/15/28 (f)	316	148
Radiate HoldCo, LLC
4.50%, 09/15/26 (f)	1,000	758
Radiology Partners, Inc.
9.25%, 02/01/28 (f)	501	202
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (f)	1,037	920
RHP Hotel Properties, LP
4.75%, 10/15/27	92	84
Rite Aid Corporation
8.00%, 11/15/26 (f)	219	129
RITHM Capital Corp.
6.25%, 10/15/25 (f)	117	111
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (f)	26	24

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Rocket Mortgage, LLC
2.88%, 10/15/26 (f)	690	607
RP Escrow Issuer LLC
5.25%, 12/15/25 (f) (g)	568	417
Sabre GLBL Inc.
8.63%, 06/01/27 (f)	462	392
11.25%, 12/15/27 (f) (g)	209	192
Safeway Inc.
3.25%, 03/15/26 (f)	584	540
7.50%, 03/15/26 (f)	1,135	1,151
4.63%, 01/15/27 (f)	377	356
5.88%, 02/15/28 (f)	914	879
6.50%, 02/15/28 (f)	95	94
SBA Communications Corporation
3.88%, 02/15/27	1,046	959
Scih Salt Holdings Inc.
4.88%, 05/01/28 (f)	1,083	953
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/26 (f)	898	820
Sealed Air Corporation
6.13%, 02/01/28 (f)	1,072	1,038
Select Medical Corporation
6.25%, 08/15/26 (f)	1,215	1,187
Service Properties Trust
4.35%, 10/01/24	1,216	1,167
7.50%, 09/15/25	302	296
Shutterfly, LLC
8.50%, 10/01/26 (f)	34	17
Silgan Holdings Inc.
4.13%, 02/01/28	283	253
Sirius XM Radio Inc.
3.13%, 09/01/26 (f)	1,086	970
4.00%, 07/15/28 (f)	1,374	1,173
SLM Corporation
4.20%, 10/29/25	955	893
3.13%, 11/02/26	258	224
Sotheby's, Inc.
7.38%, 10/15/27 (f)	1,051	968
Specialty Building Products Holdings, LLC
6.38%, 09/30/26 (f)	1,041	976
Spirit AeroSystems, Inc.
7.50%, 04/15/25 (f)	1,189	1,168
Spirit Airlines, Inc.
8.00%, 09/20/25 (f)	1,254	1,254
SRS Distribution Inc.
4.63%, 07/01/28 (f)	321	278
SS&C Technologies, Inc.
5.50%, 09/30/27 (f)	989	932
Staples, Inc.
7.50%, 04/15/26 (f)	1,159	953
10.75%, 04/15/27 (f)	431	252
Starwood Property Trust, Inc.
4.38%, 01/15/27 (f)	247	216
Station Casinos LLC
4.50%, 02/15/28 (f)	1,086	947
Summit Midstream Holdings, LLC
9.00%, 10/15/26 (f) (h)	253	243
Sunoco LP
6.00%, 04/15/27	25	24
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (f)	936	934
Talos Production Inc.
12.00%, 01/15/26	529	551
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (f)	536	511
TEGNA Inc.
4.75%, 03/15/26 (f)	150	142
4.63%, 03/15/28	1,317	1,139
Tenet Healthcare Corporation
4.88%, 01/01/26	1,220	1,170
6.25%, 02/01/27	1,209	1,169
5.13%, 11/01/27	1,238	1,152
4.63%, 06/15/28 (e)	366	330
The Goodyear Tire & Rubber Company
9.50%, 05/31/25	1,049	1,068
The Providence Service Corporation
5.88%, 11/15/25 (f)	178	169
The William Carter Company
5.63%, 03/15/27 (f)	296	285
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/27 (f)	306	281
Townsquare Media, Inc.
6.88%, 02/01/26 (f)	764	719
TransDigm Inc.
6.25%, 03/15/26 (f)	963	950
7.50%, 03/15/27	950	952
5.50%, 11/15/27	1,247	1,170
6.75%, 08/15/28 (f)	1,201	1,184
Transocean Inc
11.50%, 01/30/27 (f)	298	312
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (f)	585	595
Travel + Leisure Co.
6.63%, 07/31/26 (f)	429	417
TripAdvisor, Inc.
7.00%, 07/15/25 (f)	60	60
Triumph Group, Inc.
9.00%, 03/15/28 (f)	258	255
U.S. Acute Care Solutions, LLC
6.38%, 03/01/26 (f)	898	772
Uber Technologies, Inc.
7.50%, 05/15/25 - 09/15/27 (f)	1,940	1,954
8.00%, 11/01/26 (f)	940	952
6.25%, 01/15/28 (f)	204	200
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (f)	1,240	1,147
United Rentals (North America), Inc.
3.88%, 11/15/27	114	103
United Wholesale Mortgage, LLC
5.50%, 11/15/25 (f)	1,220	1,160
5.75%, 06/15/27 (f)	157	142
Uniti Group Inc.
10.50%, 02/15/28 (f)	1,136	1,113
4.75%, 04/15/28 (f)	1,402	1,134
Univision Communications Inc.
6.63%, 06/01/27 (f)	1,216	1,131
8.00%, 08/15/28 (f)	584	563
Urban One, Inc.
7.38%, 02/01/28 (f)	1,056	906
USA Compression Finance Corp.
6.88%, 09/01/27	374	361
Vail Resorts, Inc.
6.25%, 05/15/25 (f)	157	156
Vector Group Ltd.
10.50%, 11/01/26 (f)	143	143
Venture Global LNG, Inc.
8.13%, 06/01/28 (f)	960	951
Vericast Corp.
11.00%, 09/15/26 (f)	294	307
Veritas USA Inc.
7.50%, 09/01/25 (f)	410	343
ViaSat, Inc.
5.63%, 04/15/27 (f)	1,013	878
Vistra Operations Company LLC
5.63%, 02/15/27 (f)	1,237	1,172
5.00%, 07/31/27 (f)	833	766
W. R. Grace Holdings LLC
4.88%, 06/15/27 (f)	266	244
Wash Multifamily Acquisition Inc.
5.75%, 04/15/26 (f)	1,132	1,057
Watco Companies, L.L.C.
6.50%, 06/15/27 (f)	76	72
WESCO Distribution, Inc.
7.13%, 06/15/25 (f)	963	966
7.25%, 06/15/28 (f)	1,158	1,166
Western Alliance Bancorporation
3.00%, 06/15/31	781	622
Williams Partners L.P.
4.50%, 11/15/23	250	250

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Wolverine Escrow LLC
0.00%, 11/15/26 (b) (f) (j)	68	7
Xerox Holdings Corporation
5.00%, 08/15/25 (f)	808	767
5.50%, 08/15/28 (f)	743	624
XHR LP
6.38%, 08/15/25 (f)	208	204
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f) (g)	796	590
6.13%, 03/01/28 (f) (g)	814	523
		210,581
Netherlands 1.1%
Allied Universal Holdco LLC
4.63%, 06/01/28 (f)	923	771
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (f)	795	764
Ardagh Packaging Finance Public Limited Company
5.25%, 04/30/25 (f)	1,047	1,021
4.13%, 08/15/26 (f)	988	903
5.25%, 08/15/27 (f) (g)	203	169
5.25%, 08/15/27 (f)	558	464
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (f)	834	691
Axalta Coating Systems, LLC
4.75%, 06/15/27 (f)	774	719
Clarios Global LP
6.75%, 05/15/28 (f)	1,167	1,139
Herbalife Nutrition Ltd.
7.88%, 09/01/25 (f)	304	290
Nederlandse Waterschapsbank N.V.
2.00%, 12/16/24, GBP (e)	2,570	3,001
3.50%, 07/20/27, AUD	460	283
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (f)	280	262
		10,477
Canada 1.0%
Air Canada
3.88%, 08/15/26 (f)	26	24
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (k)	17	14
Bausch Health Companies Inc.
6.13%, 02/01/27 (f)	327	205
4.88%, 06/01/28 (f)	185	105
Bombardier Inc.
7.13%, 06/15/26 (f)	348	337
7.88%, 04/15/27 (f)	119	116
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (f)	180	162
Corporation De Securite Garda World
4.63%, 02/15/27 (f)	155	142
Enerflex Ltd.
9.00%, 10/15/27 (f)	104	103
GFL Environmental Inc.
5.13%, 12/15/26 (f)	206	196
GW B-CR Security Corporation
9.50%, 11/01/27 (f)	5	5
Hudbay Minerals Inc.
4.50%, 04/01/26 (e)	71	66
Masonite International Corporation
5.38%, 02/01/28 (f)	549	511
Mattamy Homes Limited
5.25%, 12/15/27 (f)	58	53
Methanex Corporation
5.13%, 10/15/27	106	98
Ontario Teachers' Finance Trust
0.50%, 05/06/25, EUR (e)	2,000	2,001
1.13%, 05/15/26, GBP (e)	2,700	2,959
1.10%, 10/19/27, CAD (f)	297	189
4.25%, 04/25/28 (f)	1,067	1,030
0.10%, 05/19/28, EUR (e)	875	783
Open Text Corporation
3.88%, 02/15/28 (f)	35	31
Restaurant Brands International Limited Partnership
5.75%, 04/15/25 (f)	120	119
Strathcona Resources Ltd.
6.88%, 08/01/26 (f) (g)	122	115
Telesat Canada
5.63%, 12/06/26 (f)	36	25
		9,389
South Korea 0.6%
Korea Electric Power Corp
0.75%, 01/27/26 (f)	755	674
The Export-Import Bank of Korea
0.00%, 10/19/24, EUR (e) (l)	1,990	2,013
0.75%, 09/21/25	1,618	1,475
2.63%, 05/26/26	1,050	973
		5,135
Liberia 0.4%
Royal Caribbean Cruises Ltd.
11.50%, 06/01/25 (f)	124	131
4.25%, 07/01/26 (f)	1,272	1,164
5.50%, 08/31/26 - 04/01/28 (f)	1,396	1,312
5.38%, 07/15/27 (f)	377	348
11.63%, 08/15/27 (f)	1,088	1,180
		4,135
Germany 0.4%
KfW
2.88%, 05/29/26, EUR (e)	750	781
3.20%, 09/11/26, AUD	880	545
0.00%, 03/31/27, EUR (e) (l)	2,360	2,219
		3,545
Panama 0.4%
Carnival Corporation
7.63%, 03/01/26 (f) (g)	1,154	1,122
5.75%, 03/01/27 (f)	1,303	1,179
9.88%, 08/01/27 (f)	928	968
4.00%, 08/01/28 (f)	42	36
		3,305
Bermuda 0.4%
Nabors Industries Ltd.
7.25%, 01/15/26 (f)	310	299
NCL Corporation Ltd.
3.63%, 12/15/24 (f)	178	170
5.88%, 03/15/26 - 02/15/27 (f)	1,338	1,268
8.38%, 02/01/28 (f)	1,153	1,170
NCL Finance, Ltd.
6.13%, 03/15/28 (f)	149	133
Sagicor Financial Corporation Limited
5.30%, 05/13/28 (f)	272	255
		3,295
Luxembourg 0.3%
Altice Financing S.A.
5.00%, 01/15/28 (f)	250	213
European Investment Bank
2.25%, 03/15/30, EUR (e)	2,535	2,514
		2,727
France 0.2%
Altice France Holding S.A.
5.50%, 01/15/28 (f)	246	188
Dexia Credit Local
0.25%, 12/11/24, GBP (e)	700	801
1.25%, 10/27/25, EUR (e)	1,000	1,005
		1,994
Singapore 0.1%
Temasek Financial (I) Limited
3.63%, 08/01/28 (e)	250	236
1.63%, 08/02/31 (f)	1,151	895
		1,131
United Kingdom 0.1%
Connect Finco SARL
6.75%, 10/01/26 (f)	200	187
International Game Technology PLC
4.13%, 04/15/26 (f)	529	497

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Jaguar Land Rover Automotive PLC
5.88%, 01/15/28 (f)	213	191
Rolls-Royce PLC
5.75%, 10/15/27 (f)	228	220
Vodafone Group Public Limited Company
3.25%, 06/04/81	22	19
		1,114
Japan 0.1%
Development Bank of Japan Inc.
0.88%, 10/10/25, EUR (e)	960	956
Ireland 0.1%
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (f)	1,030	946
Jersey 0.1%
Adient Global Holdings Ltd
7.00%, 04/15/28 (f)	257	254
Aston Martin Capital Holdings Limited
10.50%, 11/30/25 (f)	200	202
		456
Switzerland 0.0%
Transocean Inc
8.00%, 02/01/27 (f)	178	171
UBS AG
6.24%, (SOFR + 0.93%), 09/11/25 (m)	200	200
		371
Macau 0.0%
MGM China Holdings Limited
4.75%, 02/01/27 (f)	350	315
Australia 0.0%
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (f)	173	157
Total Corporate Bonds And Notes (cost $266,612)		260,029
GOVERNMENT AND AGENCY OBLIGATIONS 13.6%
Japan 4.7%
Cabinet Office, Government of Japan
0.10%, 06/20/25 - 09/20/30, JPY	2,500,700	16,563
2.20%, 09/20/26 - 03/20/50, JPY	142,100	1,058
0.01%, 12/20/26, JPY	183,100	1,220
0.50%, 03/20/33 - 03/20/60, JPY	403,400	2,398
1.10%, 03/20/33, JPY	209,200	1,446
1.70%, 06/20/33, JPY	129,550	944
1.50%, 03/20/34 - 03/20/45, JPY	174,150	1,170
2.40%, 03/20/34, JPY	325,100	2,519
1.40%, 09/20/34 - 03/20/55, JPY	344,650	2,219
1.20%, 03/20/35, JPY	94,300	652
1.30%, 06/20/35, JPY	273,450	1,907
0.70%, 03/20/37 - 12/20/48, JPY	349,500	2,112
0.60%, 12/20/37, JPY	220,050	1,374
0.30%, 06/20/39 - 06/20/46, JPY	186,650	970
2.00%, 03/20/42, JPY	236,350	1,741
1.90%, 09/20/42, JPY	293,150	2,122
0.40%, 03/20/56, JPY	90,550	414
0.90%, 03/20/57, JPY	281,650	1,513
Japan Bank For International Cooperation
4.25%, 01/26/26	1,388	1,354
1.63%, 01/20/27	272	243
		43,939
Italy 1.9%
Segretariato Generale Della Presidenza Della Repubblica
4.50%, 03/01/24, EUR (e)	1,785	1,891
0.88%, 05/06/24	1,528	1,481
1.85%, 07/01/25, EUR (e)	1,563	1,595
3.10%, 09/15/26, EUR (e) (n)	1,237	1,363
7.25%, 11/01/26, EUR (e)	430	497
0.95%, 09/15/27, EUR	2,165	2,033
3.40%, 04/01/28, EUR	2,125	2,181
0.50%, 07/15/28, EUR	3,050	2,721
4.00%, 10/30/31, EUR (f)	2,110	2,153
2.25%, 09/01/36, EUR (e)	1,148	910
4.00%, 02/01/37, EUR (e)	402	388
3.25%, 03/01/38, EUR	221	192
		17,405
United States of America 1.5%
Treasury, United States Department of
0.88%, 01/31/24 (a)	14,126	13,916
Spain 1.4%
Estado Espanol
4.65%, 07/30/25, EUR	335	361
2.15%, 10/31/25, EUR (e)	70	72
1.95%, 04/30/26, EUR (e)	1,653	1,682
1.45%, 10/31/27, EUR (e)	1,627	1,589
1.40%, 07/30/28, EUR (e)	690	662
1.25%, 10/31/30, EUR (e)	1,310	1,179
5.75%, 07/30/32, EUR	970	1,174
2.55%, 10/31/32, EUR	1,706	1,627
3.15%, 04/30/33, EUR (f)	1,353	1,346
4.20%, 01/31/37, EUR (e)	531	564
3.90%, 07/30/39, EUR (f)	520	524
4.70%, 07/30/41, EUR	867	954
1.00%, 07/30/42 - 10/31/50, EUR	892	492
2.90%, 10/31/46, EUR (e)	360	297
2.70%, 10/31/48, EUR (e)	216	168
1.90%, 10/31/52, EUR	340	208
3.45%, 07/30/66, EUR	14	12
1.45%, 10/31/71, EUR	65	28
		12,939
United Kingdom 1.1%
HM Treasury
4.25%, 12/07/27, GBP (e)	302	366
4.50%, 06/07/28, GBP	1,050	1,279
1.63%, 10/22/28 - 10/22/71, GBP (e)	610	635
0.38%, 10/22/30, GBP (e)	1,410	1,311
3.25%, 01/31/33, GBP	235	261
0.88%, 07/31/33, GBP (e)	170	149
4.50%, 09/07/34 - 12/07/42, GBP (e)	435	511
0.63%, 07/31/35 - 10/22/50, GBP (e)	905	561
4.25%, 03/07/36 - 12/07/55, GBP (e)	1,072	1,232
1.75%, 09/07/37, GBP (e)	425	363
4.75%, 12/07/38, GBP	202	247
1.13%, 01/31/39 - 10/22/73, GBP (e)	272	179
1.25%, 10/22/41, GBP	453	317
3.25%, 01/22/44, GBP (e)	377	363
3.50%, 01/22/45, GBP (e)	305	303
4.25%, 12/07/46 - 12/07/49, GBP	385	425
1.50%, 07/22/47 - 07/31/53, GBP (e)	589	362
1.75%, 01/22/49, GBP	403	270
1.25%, 07/31/51, GBP (e)	463	255
3.75%, 07/22/52, GBP (e)	512	515
1.75%, 07/22/57, GBP (e)	272	164
0.50%, 10/22/61, GBP (e)	330	108
4.00%, 10/22/63, GBP (e)	145	152
2.50%, 07/22/65, GBP (e)	305	221
3.50%, 07/22/68, GBP (e)	134	126
		10,675
France 0.7%
Gouvernement De France
5.50%, 04/25/29, EUR (e)	925	1,090
0.00%, 11/25/29, EUR (e) (l)	2,395	2,088
1.75%, 06/25/39 - 05/25/66, EUR (e)	1,969	1,559
3.25%, 05/25/45, EUR (e)	261	253
2.00%, 05/25/48, EUR (e)	38	28
0.75%, 05/25/52, EUR (e)	910	450
0.75%, 05/25/53, EUR	170	82
4.00%, 04/25/55, EUR	978	1,048
		6,598
Canada 0.6%
Canada Housing Trust No. 1
1.25%, 06/15/26, CAD (o)	140	94
Government of Canada
1.00%, 09/01/26, CAD	1,060	706
2.25%, 06/01/29, CAD	810	542
1.50%, 12/01/31, CAD	1,734	1,051
4.00%, 06/01/41, CAD	323	238

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
2.75%, 12/01/48 - 12/01/64, CAD	631	366
1.75%, 12/01/53, CAD	205	95
Ontario, Government of
2.30%, 09/08/24, CAD	1,180	846
0.01%, 11/25/30, EUR (e)	1,655	1,353
The Province of Alberta, Government of
2.90%, 12/01/28, CAD	40	27
The Province of British Columbia, Government of
4.70%, 06/18/37, CAD	280	202
2.95%, 06/18/50, CAD	160	85
		5,605
Belgium 0.3%
Commission De L'union Europeenne - Commissie Van De Europese Unie
0.00%, 10/04/28, EUR (e)	600	537
Service Public Federal Chancellerie Du Premier Ministre
0.80%, 06/22/28, EUR (e)	381	362
0.10%, 06/22/30, EUR (e)	403	346
3.00%, 06/22/34, EUR (e)	1,015	1,019
1.90%, 06/22/38, EUR (e)	304	254
3.75%, 06/22/45, EUR (e)	249	256
1.70%, 06/22/50, EUR	352	235
2.25%, 06/22/57, EUR	93	68
2.15%, 06/22/66, EUR (e)	125	86
0.65%, 06/22/71, EUR	50	18
		3,181
Saudi Arabia 0.3%
Government of Saudi Arabia
4.75%, 01/18/28 (f)	733	715
2.25%, 02/02/33 (f)	322	246
Saudi Arabia, Kingdom of
2.90%, 10/22/25 (e)	1,060	1,003
3.25%, 10/26/26 (e)	918	861
		2,825
Germany 0.3%
Bundesrepublik Deutschland
0.00%, 05/15/35 - 05/15/36, EUR (e) (l)	2,241	1,668
3.25%, 07/04/42, EUR (e)	90	98
2.50%, 08/15/46, EUR (e)	505	487
1.25%, 08/15/48, EUR (e)	90	66
0.00%, 08/15/50, EUR (l)	751	361
		2,680
Netherlands 0.2%
Staat der Nederlanden
0.00%, 07/15/30, EUR (f) (l)	380	328
0.00%, 07/15/31 - 01/15/52, EUR (l)	781	564
4.00%, 01/15/37, EUR (e)	491	558
0.50%, 01/15/40, EUR	515	353
2.00%, 01/15/54, EUR	110	88
		1,891
Australia 0.2%
Commonwealth of Australia
3.25%, 04/21/25, AUD (e)	275	174
2.75%, 11/21/28, AUD (e)	1,240	747
2.50%, 05/21/30, AUD (e)	1,025	593
3.75%, 04/21/37, AUD (e)	297	175
2.75%, 05/21/41, AUD (e)	60	29
3.00%, 03/21/47, AUD (e)	106	51
1.75%, 06/21/51, AUD (e)	236	81
		1,850
Qatar 0.1%
The State of Qatar
3.40%, 04/16/25 (e)	1,180	1,143
South Korea 0.1%
The Export-Import Bank of Korea
4.88%, 01/11/26	422	416
The Republic of Korea, Government of
0.00%, 09/16/25, EUR (l)	490	479
		895
Denmark 0.1%
Danmarks Nationalbank
1.75%, 11/15/25, DKK (e)	803	110
0.50%, 11/15/27, DKK	1,223	157
0.00%, 11/15/31, DKK (e) (l)	810	90
4.50%, 11/15/39, DKK (e)	1,216	200
0.25%, 11/15/52, DKK	755	49
		606
Hungary 0.1%
Koztarsasagi Elnoki Hivatal
0.13%, 09/21/28, EUR (f)	257	214
2.13%, 09/22/31 (f)	331	244
		458
Philippines 0.0%
The Philippines, Government of
0.25%, 04/28/25, EUR	406	400
Sweden 0.0%
OSMTH of the Kingdom Of Sweden
0.75%, 05/12/28, SEK (e)	1,895	156
2.25%, 06/01/32, SEK (e)	1,525	132
3.50%, 03/30/39, SEK (e)	920	90
		378
Romania 0.0%
Romania, Government of
2.00%, 04/14/33, EUR (f)	455	329
Mexico 0.0%
Gobierno Federal de los Estados Unidos Mexicanos
5.40%, 02/09/28	292	287
Peru 0.0%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
1.86%, 12/01/32	176	127
Total Government And Agency Obligations (cost $147,316)		128,127
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.2%
Cayman Islands 4.9%
AIMCO CLO 10 Ltd
Series 2019-AR-10A, 6.67%, (3 Month Term SOFR + 1.32%), 07/22/32 (m)	630	626
Ares XXXIX CLO, Ltd.
Series 2016-A1R2-39A, 6.62%, (3 Month Term SOFR + 1.31%), 04/18/31 (m)	450	448
Benefit Street Partners CLO XVIII Ltd
Series 2019-A1R-18A, 6.74%, (3 Month Term SOFR + 1.43%), 10/18/34 (m)	500	496
Carlyle Global Market Strategies CLO 2015-4 Ltd
Series 2015-A1R-4A, 6.93%, (3 Month Term SOFR + 1.60%), 07/20/32 (m)	1,000	999
CIFC Funding 2014-V Ltd
Series 2014-A1R2-5A, 6.77%, (3 Month Term SOFR + 1.46%), 10/17/31 (m)	660	659
CIFC Funding 2017-V, Ltd
Series 2017-A1-5A, 6.75%, (3 Month Term SOFR + 1.44%), 11/16/30 (m)	978	977
CIFC Funding 2021-IV Ltd.
Series 2021-A-4A, 6.62%, (3 Month Term SOFR + 1.31%), 07/15/33 (m)	1,150	1,146
Dryden 30 Senior Loan Fund LLC
Series 2013-AR-30A, 6.45%, (3 Month Term SOFR + 1.08%), 11/15/28 (m)	201	200
Dryden 43 Senior Loan Fund LLC
Series 2016-AR2-43A, REMIC, 6.63%, (3 Month Term SOFR + 1.30%), 04/20/34 (m)	1,980	1,955
Dryden 68 CLO Ltd
Series 2019-AR-68A, 6.74%, (3 Month Term SOFR + 1.43%), 07/15/35 (m)	2,900	2,871
Dryden 83 CLO, Ltd.
Series 2020-A-83A, 6.79%, (3 Month Term SOFR + 1.48%), 01/18/32 (m)	1,130	1,128
Dryden XXVI Senior Loan Fund LLC
Series 2013-AR-26A, 6.47%, (3 Month Term SOFR + 1.16%), 04/16/29 (m)	911	906

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Elmwood CLO IV Ltd
Series 2020-A-1A, 6.81%, (3 Month Term SOFR + 1.50%), 04/15/33 (m)	1,200	1,196
Elmwood CLO X Ltd
Series 2021-A-3A, 6.63%, (3 Month Term SOFR + 1.30%), 10/20/34 (m)	2,700	2,680
Flatiron CLO 19 Ltd
Series 2019-AR-1A, 6.71%, (3 Month Term SOFR + 1.34%), 11/16/34 (m)	450	446
Galaxy XXIV CLO, Ltd
Series 2017-A-24A, 6.69%, (3 Month Term SOFR + 1.38%), 01/15/31 (m)	2,398	2,397
Galaxy XXVII CLO, Ltd.
Series 2018-A-27A, 6.65%, (3 Month Term SOFR + 1.28%), 05/16/31 (m)	1,315	1,312
Greenwood Park CLO, Ltd.
Series 2018-A2-1A, 6.58%, (3 Month Term SOFR + 1.27%), 04/15/31 (m)	650	647
KKR Clo 32 Ltd
Series A1-32A, 6.89%, (3 Month Term SOFR + 1.58%), 01/15/32 (m)	1,200	1,197
KKR Financial CLO 2013-1 Ltd
Series 2013-A1R-1A, 6.86%, (3 Month Term SOFR + 1.55%), 04/15/29 (m)	1,125	1,125
LCM Ltd Partnership
Series AR-29A, 6.64%, (3 Month Term SOFR + 1.33%), 04/15/31 (m)	1,650	1,639
LCM XXV Ltd.
Series A1-26A, 6.66%, (3 Month Term SOFR + 1.33%), 01/21/31 (m)	1,419	1,415
Madison Park Funding XXVI, Ltd.
Series 2017-AR-26A, 6.83%, (3 Month Term SOFR + 1.46%), 07/29/30 (m)	392	392
Madison Park Funding XXXII Ltd
Series 2018-A1R-32A, 6.61%, (3 Month Term SOFR + 1.26%), 01/22/31 (m)	600	598
Madison Park Funding XXXIV Ltd
Series 2019-AR-34A, 6.73%, (3 Month Term SOFR + 1.38%), 04/26/32 (m)	2,160	2,156
Madison Park Funding XXXVII Ltd
Series 2019-AR-37A, 6.64%, (3 Month Term SOFR + 1.33%), 07/15/33 (m)	930	926
Magnetite XXII Limited
Series 2019-AR-22A, 6.63%, (3 Month Term SOFR + 1.32%), 04/15/31 (m)	400	399
Neuberger Berman CLO XVII Ltd
Series 2014-AR2-17A, 6.64%, (3 Month Term SOFR + 1.29%), 04/22/29 (m)	1,329	1,326
Neuberger Berman Loan Advisers CLO 26 Ltd
Series 2017-AR-26A, 6.49%, (3 Month Term SOFR + 1.18%), 10/18/30 (m)	479	477
Neuberger Berman Loan Advisers CLO 34, Ltd.
Series 2019-A1R-34A, 6.57%, (3 Month Term SOFR + 1.24%), 01/22/35 (m)	1,730	1,715
Neuberger Berman Loan Advisers CLO 36 Ltd
Series 2020-A1R-36A, 6.84%, (3 Month Term SOFR + 1.51%), 04/20/33 (m)	1,130	1,126
OCP CLO 2015-9, Ltd.
Series 2015-A1R2-9A, 6.56%, (3 Month Term SOFR + 1.25%), 01/16/35 (m)	3,000	2,982
OHA Credit Partners VII Ltd
Series 2012-AR3-7A, 6.71%, (3 Month Term SOFR + 1.33%), 02/21/34 (m)	1,050	1,041
Palmer Square CLO 2018-2, Ltd.
Series 2018-A1A-2A, 6.67%, (3 Month Term SOFR + 1.36%), 07/16/31 (m)	1,750	1,745
Palmer Square Loan Funding 2022-1 Ltd
Series 2022-A1-1A, 6.36%, (3 Month Term SOFR + 1.05%), 04/15/30 (m)	500	496
Palmer Square Management L.L.C.
Series 2014-A1R2-1A, 6.70%, (3 Month Term SOFR + 1.39%), 01/17/31 (m)	1,181	1,179
Stratus CLO 2021-3, Ltd.
Series 2021-A-3A, 6.54%, (3 Month Term SOFR + 1.21%), 12/31/29 (m)	418	417
Symphony CLO XIX Ltd
Series 2018-A-19A, 6.53%, (3 Month Term SOFR + 1.22%), 04/16/31 (m)	725	723
Voya CLO 2020-2 Ltd
Series 2020-A1R-2A, 6.74%, (3 Month Term SOFR + 1.42%), 07/19/34 (m)	1,600	1,589
		45,752
United States of America 0.3%
Apidos CLO XXXI
Series 2019-A1R-31A, 6.67%, (3 Month Term SOFR + 1.36%), 04/15/31 (m)	1,050	1,047
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 6.44%, (3 Month Term SOFR + 1.13%), 01/16/29 (m)	178	178
Dryden 72 CLO Ltd./Dryden 72 CLO LLC
Series 2019-AR-72A, 6.71%, (3 Month Term SOFR + 1.34%), 05/17/32 (m)	750	745
Madison Park Funding XXX, Ltd.
Series 2019-AR-33A, 6.60%, (3 Month Term SOFR + 1.29%), 10/15/32 (m)	1,250	1,240
		3,210
Total Non-U.S. Government Agency Asset-Backed Securities (cost $48,956)		48,962
PREFERRED STOCKS 0.5%
Switzerland 0.4%
Chocoladefabriken Lindt & Sprungli AG	—	22
Roche Holding AG	12	3,221
Schindler Holding AG	—	16
		3,259
Brazil 0.1%
Gerdau S.A.	31	150
Petroleo Brasileiro S/A Petrobras. (k)	86	587
		737
Germany 0.0%
Bayerische Motoren Werke Aktiengesellschaft	—	11
Henkel AG & Co. KGaA (k)	—	23
Porsche Automobil Holding SE (k)	—	15
Sartorius Aktiengesellschaft	—	18
Volkswagen Aktiengesellschaft (k)	—	41
		108
Italy 0.0%
Telecom Italia SPA	12	4
Total Preferred Stocks (cost $4,486)		4,108
INVESTMENT COMPANIES 0.0%
United States of America 0.0%
iShares MSCI EAFE ETF (g)	1	45
Total Investment Companies (cost $45)		45
RIGHTS 0.0%
United States of America 0.0%
Localiza Rent A Car S/A (b)	—	1
Total Rights (cost $0)		1
SHORT TERM INVESTMENTS 6.4%
Commercial Paper 3.6%
ANZ New Zealand (Int'l) Limited
5.68%, 03/04/24	800	800
Avery Dennison Corporation
5.68%, 12/14/23	400	395
Banco Santander, S.A.
5.78%, 03/01/24	600	585
Bank of America Securities Inc.
5.77%, 07/19/24	550	523
Bank of Montreal
5.69%, 09/04/24	500	472
BPCE
5.70%, 04/15/24	800	774
5.71%, 06/03/24	700	672
CDP Financiere Inc.
5.63%, 09/23/24	1,000	938
Commonwealth Bank of Australia
5.68%, 07/22/24	526	501
Cooperatieve Rabobank U.A.
5.64%, 04/09/24	800	775
Credit Industriel ET Commercial
5.66%, 02/09/24	1,600	1,567

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
DNB ASA
5.60%, 08/06/24	1,600	1,518
ERP Operating Limited Partnership
5.69%, 10/17/23	800	798
Federation des caisses Desjardins du Quebec
5.69%, 03/11/24	500	487
FMS Wertmanagement Service GMBH
5.52%, 05/10/24	3,200	3,091
Glencore Funding LLC
5.72%, 11/10/23	1,200	1,192
Goldman Sachs International
5.61%, 12/27/23	750	740
HSBC USA Inc.
5.95%, 08/29/24	500	472
L3Harris Technologies, Inc.
5.78%, 11/06/23	800	795
Lloyds Bank PLC
5.68%, 07/03/24	500	477
Louis Vuitton North America, Inc.
5.60%, 04/18/24	800	774
Macquarie Bank Limited
5.72%, 05/17/24	820	789
MUFG Bank, Ltd.
5.73%, 01/19/24	382	375
5.71%, 04/19/24	270	261
National Bank of Canada
5.69%, 02/26/24	425	415
NatWest Markets PLC
5.74%, 07/22/24	340	323
Nordea Bank Abp
5.65%, 02/09/24	1,600	1,567
Skandinaviska Enskilda Banken AB
5.63%, 03/11/24	1,600	1,559
Societe Generale
5.56%, 11/10/23	800	795
Standard Chartered Bank
5.68%, 07/15/24	800	762
Suncor Energy Inc.
5.78%, 11/09/23	1,000	994
Svenska Handelsbanken AB
5.56%, 06/18/24	1,600	1,532
Tampa Electric Company
5.65%, 10/16/23	380	379
TELUS Corporation
5.70%, 12/18/23	800	790
The Cigna Group
5.68%, 01/03/24	1,200	1,182
The Coca-Cola Company
5.32%, 07/17/24	800	762
Thunder Bay Funding, LLC
5.65%, 02/27/24	1,600	1,562
Toyota Motor Credit Corporation
5.59%, 05/31/24	500	480
Westpac Banking Corporation
5.67%, 06/06/24	500	480
5.68%, 09/06/24	254	240
		33,593
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 5.16% (p) (q)	20,463	20,463
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 5.26% (p) (q)	5,965	5,965
Total Short Term Investments (cost $60,051)		60,021
Total Investments 99.5% (cost $996,284)		934,796
Total Securities Sold Short (0.1)% (proceeds $794)		(990)
Other Derivative Instruments (0.0)%		(44)
Other Assets and Liabilities, Net 0.6%		5,989
Total Net Assets 100.0%		939,751

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $199,182 and 21.2% of the Fund.

(g) All or a portion of the security was on loan as of September 30, 2023.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Convertible security.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Treasury inflation indexed note, par amount is adjusted for inflation.

(o) The security is a direct debt of the agency and not collateralized by mortgages.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.1%)
COMMON STOCKS (0.1%)
United States of America (0.1%)
MasterCard Incorporated - Class A	(1)	(583)
Regeneron Pharmaceuticals, Inc.	—	(407)
Total Common Stocks (proceeds $794)		(990)
Total Securities Sold Short (0.1%) (proceeds $794)		(990)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/JPMorgan Global Allocation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	47,180	636,964	663,681	1,001	—	—	20,463	2.2
JNL Government Money Market Fund, 5.26% - Class SL	—	34,650	28,685	47	—	—	5,965	0.6
JNL Securities Lending Collateral Fund - Institutional Class	907	27,566	28,473	89	—	—	—	—
	48,087	699,180	720,839	1,137	—	—	26,428	2.8

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	01/19/22	122	45	—
AENA, S.M.E., S.A.	04/27/20	20	22	—
Alibaba Group Holding Limited	12/10/20	1,456	641	0.1
Allegro.eu	09/17/21	13	6	—
Amadeus IT Holding, S.A.	04/27/20	51	53	—
Amundi	12/17/21	8	6	—
Autostore Holdings Ltd	12/17/21	6	3	—
BAWAG Group AG	04/27/20	6	7	—
Budweiser Brewing Company APAC Limited	05/10/22	266	181	—
Bundesrepublik Deutschland, 0.00%, 05/15/35	10/29/21	1,035	923	0.1
Bundesrepublik Deutschland, 0.00%, 05/15/36	04/28/23	828	745	0.1
Bundesrepublik Deutschland, 3.25%, 07/04/42	09/29/23	98	98	—
Bundesrepublik Deutschland, 2.50%, 08/15/46	06/30/23	552	487	0.1
Bundesrepublik Deutschland, 1.25%, 08/15/48	08/31/23	74	66	—
Cellnex Telecom, S.A.	04/16/21	53	40	—
Commission De L'union Europeenne - Commissie Van De Europese Unie, 0.00%, 10/04/28	09/08/23	549	537	0.1
Commonwealth of Australia, 3.25%, 04/21/25	06/30/23	181	174	—
Commonwealth of Australia, 2.75%, 11/21/28	04/29/22	822	747	0.1
Commonwealth of Australia, 2.50%, 05/21/30	06/30/23	624	593	0.1
Commonwealth of Australia, 3.75%, 04/21/37	04/27/20	268	175	—
Commonwealth of Australia, 2.75%, 05/21/41	04/29/22	38	29	—
Commonwealth of Australia, 3.00%, 03/21/47	08/11/21	88	51	—
Commonwealth of Australia, 1.75%, 06/21/51	07/30/21	136	81	—
Convatec Group PLC	04/27/20	8	8	—
Covestro AG	06/08/20	18	20	—
Danmarks Nationalbank, 1.75%, 11/15/25	06/26/19	117	110	—
Danmarks Nationalbank, 0.00%, 11/15/31	09/30/22	87	90	—
Danmarks Nationalbank, 4.50%, 11/15/39	04/28/20	324	200	—
Delivery Hero SE	04/29/22	14	11	—
Development Bank of Japan Inc., 0.88%, 10/10/25	07/09/20	1,104	956	0.1
Dexia Credit Local, 0.25%, 12/11/24	11/10/21	931	801	0.1
Dexia Credit Local, 1.25%, 10/27/25	07/09/20	1,161	1,005	0.1
Dino Polska Spolka Akcyjna	03/09/22	131	154	—
EQT AB	06/22/20	20	13	—
ESR Group Limited	06/19/20	16	8	—
Estado Espanol, 2.15%, 10/31/25	11/30/22	73	72	—
Estado Espanol, 1.95%, 04/30/26	03/31/22	1,857	1,682	0.2
Estado Espanol, 1.45%, 10/31/27	12/30/22	1,617	1,589	0.2
Estado Espanol, 1.40%, 07/30/28	11/08/22	658	662	0.1
Estado Espanol, 1.25%, 10/31/30	08/31/23	1,243	1,179	0.1
Estado Espanol, 4.20%, 01/31/37	08/11/21	671	564	0.1
Estado Espanol, 2.90%, 10/31/46	09/29/23	300	297	—
Estado Espanol, 2.70%, 10/31/48	10/30/20	289	168	—
European Investment Bank, 2.25%, 03/15/30	02/02/23	2,711	2,514	0.3
Evolution AB (publ)	06/24/20	39	38	—
Fuyao Glass Industry Group Co., Ltd. - Class H	05/04/23	134	152	—
Gouvernement De France, 5.50%, 04/25/29	07/19/23	1,180	1,090	0.1
Gouvernement De France, 0.00%, 11/25/29	07/31/23	2,218	2,088	0.2
Gouvernement De France, 1.75%, 06/25/39	07/31/19	1,557	1,415	0.2
Gouvernement De France, 3.25%, 05/25/45	08/11/21	485	253	—
Gouvernement De France, 2.00%, 05/25/48	08/11/21	59	28	—
Gouvernement De France, 0.75%, 05/25/52	11/30/22	580	450	0.1
Gouvernement De France, 1.75%, 05/25/66	02/21/22	304	144	—
HDFC Life Insurance Company Limited	07/13/21	172	182	—
HM Treasury, 4.25%, 12/07/27	05/31/23	376	366	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
HM Treasury, 1.63%, 10/22/28	12/21/22	633	617	0.1
HM Treasury, 0.38%, 10/22/30	06/30/23	1,356	1,311	0.2
HM Treasury, 0.88%, 07/31/33	09/29/23	149	149	—
HM Treasury, 4.50%, 09/07/34	03/10/23	97	91	—
HM Treasury, 0.63%, 07/31/35	10/18/22	354	365	0.1
HM Treasury, 4.25%, 03/07/36	10/18/22	437	441	0.1
HM Treasury, 1.75%, 09/07/37	10/18/22	353	363	—
HM Treasury, 1.13%, 01/31/39	10/18/22	147	150	—
HM Treasury, 4.25%, 09/07/39	10/18/22	340	352	—
HM Treasury, 4.25%, 12/07/40	10/18/22	223	230	—
HM Treasury, 4.50%, 12/07/42	09/08/23	436	420	0.1
HM Treasury, 3.25%, 01/22/44	10/18/22	358	363	—
HM Treasury, 3.50%, 01/22/45	10/18/22	300	303	—
HM Treasury, 1.50%, 07/22/47	10/18/22	222	219	—
HM Treasury, 0.63%, 10/22/50	01/10/23	240	196	—
HM Treasury, 1.25%, 07/31/51	12/02/22	343	255	—
HM Treasury, 3.75%, 07/22/52	10/18/22	543	515	0.1
HM Treasury, 1.50%, 07/31/53	10/18/22	159	143	—
HM Treasury, 4.25%, 12/07/55	10/18/22	214	209	—
HM Treasury, 1.75%, 07/22/57	08/11/21	366	164	—
HM Treasury, 0.50%, 10/22/61	01/10/23	144	108	—
HM Treasury, 4.00%, 10/22/63	06/30/23	173	152	—
HM Treasury, 2.50%, 07/22/65	08/11/21	341	221	—
HM Treasury, 3.50%, 07/22/68	05/31/23	138	126	—
HM Treasury, 1.63%, 10/22/71	01/10/23	23	18	—
HM Treasury, 1.13%, 10/22/73	01/10/23	37	29	—
Hudbay Minerals Inc., 4.50%, 04/01/26	07/05/22	63	66	—
Infrastrutture Wireless Italiane S.p.A.	09/18/20	8	8	—
KfW, 2.88%, 05/29/26	09/08/23	794	781	0.1
KfW, 0.00%, 03/31/27	02/02/23	2,356	2,219	0.2
Mapletree Commercial Trust Treasury Company Pte. Ltd.	06/08/20	7	5	—
Media Group Holdings LLC, 2.00%, 12/31/24	04/28/14	50,938	—	—
Meituan - Class B	12/15/20	853	493	0.1
Nederlandse Waterschapsbank N.V., 2.00%, 12/16/24	09/20/22	2,856	3,001	0.3
Ontario Teachers' Finance Trust, 0.50%, 05/06/25	12/10/21	2,290	2,001	0.2
Ontario Teachers' Finance Trust, 1.13%, 05/15/26	09/20/22	2,854	2,959	0.3
Ontario Teachers' Finance Trust, 0.10%, 05/19/28	07/16/21	1,039	783	0.1
Ontario, Government of, 0.01%, 11/25/30	10/04/21	1,888	1,353	0.2
Orsted A/S	05/27/21	50	20	—
OSMTH of the Kingdom Of Sweden, 0.75%, 05/12/28	04/27/20	197	156	—
OSMTH of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	208	132	—
OSMTH of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	127	90	—
Pepco Group N.V.	12/17/21	3	1	—
Pirelli & C. S.p.A.	12/17/21	4	3	—
Poste Italiane SPA	04/27/20	8	10	—
Publichnoe Aktsionernoe Obshchestvo Severstal	12/01/20	243	—	—
Saudi Arabia, Kingdom of, 2.90%, 10/22/25	07/08/20	1,089	1,003	0.1
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	06/25/20	955	861	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.50%, 03/01/24	08/03/23	1,939	1,891	0.2
Segretariato Generale Della Presidenza Della Repubblica, 1.85%, 07/01/25	07/29/22	1,603	1,595	0.2
Segretariato Generale Della Presidenza Della Repubblica, 3.10%, 09/15/26	11/09/22	1,327	1,363	0.2
Segretariato Generale Della Presidenza Della Repubblica, 7.25%, 11/01/26	06/30/23	517	497	0.1
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	04/29/22	1,118	910	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	11/08/22	393	388	0.1
Service Public Federal Chancellerie Du Premier Ministre, 0.80%, 06/22/28	04/27/20	429	362	—
Service Public Federal Chancellerie Du Premier Ministre, 0.10%, 06/22/30	11/30/21	460	346	—
Service Public Federal Chancellerie Du Premier Ministre, 3.00%, 06/22/34	04/27/20	1,225	1,019	0.1
Service Public Federal Chancellerie Du Premier Ministre, 1.90%, 06/22/38	01/07/22	311	254	—
Service Public Federal Chancellerie Du Premier Ministre, 3.75%, 06/22/45	04/27/20	445	256	—
Service Public Federal Chancellerie Du Premier Ministre, 2.15%, 06/22/66	04/28/20	198	86	—
Siemens Healthineers AG	06/18/21	33	28	—
Staat der Nederlanden, 4.00%, 01/15/37	01/07/22	643	558	0.1
TCS Group Holding PLC	01/17/22	311	—	—
Temasek Financial (I) Limited, 3.63%, 08/01/28	07/09/20	278	236	—
Tenet Healthcare Corporation, 4.63%, 06/15/28	07/12/23	341	330	—
The Export-Import Bank of Korea, 0.00%, 10/19/24	01/27/22	2,220	2,013	0.2
The State of Qatar, 3.40%, 04/16/25	06/25/20	1,214	1,143	0.1
WH Group Limited	04/27/20	15	9	—
Worldline	10/29/20	36	14	—
WuXi AppTec Co., Ltd. - Class H	10/28/22	147	201	—
Wuxi Biologics Cayman Inc	12/15/20	339	190	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Zalando SE	09/18/20	36	10	—
		120,282	61,173	6.5

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SONIA Index	9	June 2025	GBP	2,148	5	(4)
3M EURIBOR	43	June 2025	EUR	10,428	18	(13)
3M EURIBOR	41	September 2025	EUR	9,936	16	—
3M EURIBOR	27	December 2025	EUR	6,572	11	(27)
3M SOFR Index	22	March 2024		5,200	—	—
Australia 10 Year Bond	19	December 2023	AUD	2,193	(3)	(42)
Australia 3 Year Bond	6	December 2023	AUD	637	—	(3)
Australia 90 Day Bank Accepted Bills	35	December 2024	AUD	34,647	1	(13)
CAD/USD Spot Rate	23	December 2023		1,699	(7)	—
Canada 5 Year Bond	6	December 2023	CAD	648	—	—
EUR/USD Spot Rate	24	December 2023		3,235	7	(51)
Euro BOBL	10	December 2023	EUR	1,158	(4)	—
Euro Buxl 30 Year Bond	8	December 2023	EUR	1,054	24	(80)
Euro OAT	27	December 2023	EUR	3,424	45	(104)
Italy Government BTP Bond	18	December 2023	EUR	2,071	28	(102)
Long Gilt	2	December 2023	GBP	190	3	(2)
MSCI EAFE Index	3	December 2023		313	(1)	(7)
MSCI Emerging Markets Index	199	December 2023		9,829	—	(321)
S&P 500 Index	488	December 2023		110,713	(293)	(5,170)
S&P/TSX 60 Index	42	December 2023	CAD	10,199	(21)	(236)
United States 10 Year Note	2,394	December 2023		263,409	479	(4,708)
					308	(10,883)
Short Contracts
3M EURIBOR	(41)	September 2024	EUR	(9,880)	(10)	—
3M EURIBOR	(43)	December 2024	EUR	(10,396)	(13)	10
3M SOFR Index	(22)	September 2024		(5,219)	(1)	4
3M SOFR Index	(11)	June 2025		(2,631)	(1)	(1)
Australia 90 Day Bank Accepted Bills	(83)	December 2023	AUD	(82,135)	(30)	4
Euro Bund	(9)	December 2023	EUR	(1,180)	(15)	23
Euro Schatz	(26)	December 2023	EUR	(2,726)	(6)	(4)
GBP/USD Spot Rate	(69)	December 2023		(5,367)	(5)	102
Japan 10 Year Bond	(14)	December 2023	JPY	(204,416)	—	10
JPY/USD Spot Rate	(76)	December 2023		(6,549)	8	110
MSCI EAFE Index	(259)	December 2023		(27,085)	92	647
Russell 2000 Index	(106)	December 2023		(9,500)	56	(33)
United States 10 Year Ultra Bond	(231)	December 2023		(25,643)	(54)	(128)
United States 2 Year Note	(47)	January 2024		(9,571)	(5)	43
United States 5 Year Note	(24)	January 2024		(2,528)	(4)	(1)
United States Ultra Bond	(45)	December 2023		(5,296)	(11)	(45)
					1	741

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	10/04/23	AUD	1,459	938	2
AUD/USD	MSC	10/04/23	AUD	1,588	1,021	(8)
AUD/USD	HSB	11/03/23	AUD	3,047	1,961	(16)
CAD/USD	BNP	10/04/23	CAD	923	680	(3)
CAD/USD	BNP	11/03/23	CAD	696	513	(6)
DKK/USD	MSC	10/04/23	DKK	1,359	193	(6)
DKK/USD	HSB	11/03/23	DKK	1,359	193	(1)
EUR/USD	HSB	10/04/23	EUR	5,715	6,043	(184)
EUR/USD	BNP	11/03/23	EUR	3,721	3,939	(13)
GBP/USD	HSB	10/04/23	GBP	1,857	2,265	(12)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/JPMorgan Global Allocation Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
GBP/USD	MSC	10/04/23	GBP	186	227	(8)
GBP/USD	MSC	11/03/23	GBP	1,107	1,351	(6)
GBP/USD	MSC	11/03/23	GBP	1,100	1,343	1
JPY/CAD	CIT	11/06/23	CAD	(320)	(236)	1
JPY/USD	BCL	10/04/23	JPY	1,237,638	8,283	(241)
JPY/USD	MSC	10/04/23	JPY	172,936	1,157	(19)
JPY/USD	BNP	11/06/23	JPY	1,360,725	9,161	(22)
USD/AUD	HSB	10/04/23	AUD	(3,047)	(1,959)	17
USD/CAD	BNP	10/04/23	CAD	(696)	(513)	6
USD/CAD	HSB	10/04/23	CAD	(227)	(167)	1
USD/DKK	HSB	10/04/23	DKK	(1,359)	(193)	1
USD/EUR	BNP	10/04/23	EUR	(4,614)	(4,879)	21
USD/EUR	SSB	10/04/23	EUR	(1,101)	(1,164)	27
USD/GBP	MSC	10/04/23	GBP	(1,582)	(1,930)	60
USD/GBP	SSB	10/04/23	GBP	(461)	(562)	13
USD/GBP	BNP	11/03/23	GBP	(489)	(597)	(1)
USD/GBP	CIT	11/03/23	GBP	(1,101)	(1,343)	(7)
USD/GBP	HSB	11/03/23	GBP	(1,857)	(2,266)	12
USD/JPY	BNP	10/04/23	JPY	(1,360,725)	(9,107)	27
USD/JPY	CIT	10/04/23	JPY	(49,849)	(334)	11
					14,018	(353)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks
United States of America	247,572	18	9	247,599
France	—	24,036	—	24,036
United Kingdom	632	21,360	—	21,992
Japan	—	20,790	11	20,801
Netherlands	3,003	12,996	—	15,999
Taiwan	8,535	4,335	—	12,870
China	848	10,492	—	11,340
Germany	—	11,239	—	11,239
South Korea	—	9,061	—	9,061
India	3,428	4,398	—	7,826
Denmark	—	6,771	—	6,771
Switzerland	213	5,716	—	5,929
Canada	5,275	—	—	5,275
Singapore	—	4,655	—	4,655
Mexico	4,173	2	—	4,175
Sweden	—	4,110	—	4,110
Hong Kong	19	3,592	—	3,611
Australia	—	3,240	—	3,240
Indonesia	—	2,445	—	2,445
Italy	—	1,553	—	1,553
Spain	—	1,452	—	1,452
Brazil	1,429	—	—	1,429
Belgium	—	1,286	—	1,286
South Africa	—	1,048	—	1,048
Saudi Arabia	—	697	—	697
Thailand	—	628	—	628
Finland	—	348	—	348
Bermuda	332	3	—	335
Ireland	99	145	—	244
Norway	—	228	—	228
Poland	—	227	—	227
Chile	—	182	—	182
Hungary	—	178	—	178
Greece	—	154	—	154
Macau	—	153	—	153
Israel	—	141	—	141
Austria	—	80	—	80
Portugal	—	59	—	59
New Zealand	—	56	—	56
Luxembourg	—	51	—	51

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Global Allocation Fund (continued)
Corporate Bonds And Notes	—	260,029	—	260,029
Government And Agency Obligations	—	128,127	—	128,127
Non-U.S. Government Agency Asset-Backed Securities	—	48,962	—	48,962
Preferred Stocks	4,108	—	—	4,108
Investment Companies	45	—	—	45
Rights	1	—	—	1
Short Term Investments	26,428	33,593	—	60,021
	306,140	628,636	20	934,796
Liabilities - Securities
Common Stocks	(990)	—	—	(990)
	(990)	—	—	(990)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	999	—	—	999
Open Forward Foreign Currency Contracts	—	200	—	200
	999	200	—	1,199
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11,141)	—	—	(11,141)
Open Forward Foreign Currency Contracts	—	(553)	—	(553)
	(11,141)	(553)	—	(11,694)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 98.9%
Information Technology 26.9%
Accenture Public Limited Company - Class A (a) (b)	19	5,924
Adobe Inc. (c)	18	9,334
Advanced Micro Devices, Inc. (c)	63	6,503
Analog Devices, Inc. (b)	39	6,749
Apple Inc. (b)	341	58,374
Cadence Design Systems, Inc. (c)	7	1,643
Cognizant Technology Solutions Corporation - Class A	52	3,506
Corning Incorporated	29	882
DocuSign, Inc. (c)	6	260
Intuit Inc. (b)	11	5,683
Keysight Technologies, Inc. (c)	8	1,003
Lam Research Corporation (b)	11	7,052
Microsoft Corporation (b)	184	58,203
Motorola Solutions, Inc. (b)	5	1,421
NVIDIA Corporation	61	26,648
NXP Semiconductors N.V.	36	7,264
Oracle Corporation (b)	36	3,849
Qorvo, Inc. (c)	16	1,508
Salesforce, Inc. (c)	14	2,912
Seagate Technology Holdings Public Limited Company (a) (b)	43	2,839
ServiceNow, Inc. (c)	5	2,909
Teradyne, Inc. (b)	20	2,010
Texas Instruments Incorporated	51	8,144
		224,620
Health Care 13.3%
Abbott Laboratories (b)	50	4,832
AbbVie Inc. (b)	72	10,721
Baxter International Inc. (b)	46	1,732
Becton, Dickinson and Company	6	1,676
Biogen Inc. (b) (c)	10	2,546
BioMarin Pharmaceutical Inc. (c)	9	786
Boston Scientific Corporation (b) (c)	72	3,801
Bristol-Myers Squibb Company	118	6,851
Centene Corporation (b) (c)	36	2,456
CVS Health Corporation	17	1,193
Danaher Corporation (b)	23	5,637
DexCom, Inc. (b) (c)	9	826
Elevance Health, Inc. (b)	9	3,743
Eli Lilly and Company (b)	17	9,174
Humana Inc. (b)	5	2,277
Intuitive Surgical, Inc. (b) (c)	11	3,150
Johnson & Johnson	49	7,662
McKesson Corporation	4	1,655
Medtronic, Inc. (a) (b)	33	2,549
Merck & Co., Inc.	38	3,943
Neurocrine Biosciences, Inc. (c)	5	551
Regeneron Pharmaceuticals, Inc. (b) (c)	6	5,198
ResMed Inc.	3	467
Sarepta Therapeutics, Inc. (c)	7	867
Stryker Corporation	8	2,180
Thermo Fisher Scientific Inc.	10	5,229
UnitedHealth Group Incorporated	28	14,033
Vertex Pharmaceuticals Incorporated (b) (c)	15	5,086
		110,821
Financials 12.8%
AFLAC Incorporated	28	2,137
American Express Company (b)	8	1,266
Bank of America Corporation	327	8,941
Berkshire Hathaway Inc. - Class B (c)	35	12,326
Blackstone Inc. - Class A	7	724
Chubb Limited	12	2,409
Citigroup Inc.	76	3,139
CME Group Inc. - Class A (b)	28	5,631
Fifth Third Bancorp	78	1,971
FleetCor Technologies, Inc. (b) (c)	13	3,227
Globe Life Inc. (b)	22	2,427
Intercontinental Exchange, Inc. (b)	30	3,266
MasterCard Incorporated - Class A	34	13,415
Morgan Stanley (b)	47	3,865
Raymond James Financial, Inc. (b)	19	1,890
S&P Global Inc. (b)	9	3,152
State Street Corporation (b)	10	685
The Charles Schwab Corporation	34	1,880
The Progressive Corporation (b)	41	5,709
The Travelers Companies, Inc. (b)	28	4,580
Truist Financial Corporation (b)	128	3,670
U.S. Bancorp	121	3,998
Visa Inc. - Class A (b)	42	9,636
Wells Fargo & Company	170	6,937
		106,881
Consumer Discretionary 11.4%
Amazon.com, Inc. (b) (c)	241	30,582
Aptiv PLC (c)	18	1,810
AutoNation, Inc. (b) (c)	10	1,484
AutoZone, Inc. (b) (c)	2	4,666
Best Buy Co., Inc. (b)	33	2,308
Booking Holdings Inc. (b) (c)	2	6,011
Burlington Stores, Inc. (b) (c)	8	1,065
Chipotle Mexican Grill, Inc. (b) (c)	2	4,318
Domino's Pizza, Inc.	2	692
Expedia Group, Inc. (b) (c)	27	2,762
Lennar Corporation - Class A (b)	7	798
LKQ Corporation	14	697
Lowe`s Companies, Inc.	40	8,285
Marriott International, Inc. - Class A (b)	15	2,939
NIKE, Inc. - Class B (b)	36	3,475
O'Reilly Automotive, Inc. (c)	1	1,129
Royal Caribbean Cruises Ltd.	5	442
Tesla Inc. (c)	58	14,424
The TJX Companies, Inc. (b)	34	3,048
Toll Brothers, Inc.	14	1,024
Whirlpool Corporation	3	454
Yum! Brands, Inc. (b)	24	3,013
		95,426
Industrials 8.6%
Cintas Corporation (b)	3	1,366
CSX Corporation (b)	54	1,675
Deere & Company (b)	20	7,422
Delta Air Lines, Inc.	46	1,695
Dover Corporation (b)	14	1,925
Eaton Corporation Public Limited Company (b)	26	5,456
FedEx Corporation	10	2,735
Honeywell International Inc.	47	8,721
Howmet Aerospace Inc.	45	2,075
Leidos Holdings, Inc. (b)	20	1,816
Masco Corporation (b)	36	1,898
Norfolk Southern Corporation (b)	10	2,008
Otis Worldwide Corporation (b)	50	4,003
Parker-Hannifin Corporation (b)	7	2,895
RTX Corporation (b)	73	5,249
Textron Inc. (b)	45	3,530
Trane Technologies Public Limited Company (b)	31	6,192
Uber Technologies, Inc. (c)	37	1,700
Union Pacific Corporation	11	2,232
United Parcel Service, Inc. - Class B	45	6,953
		71,546
Communication Services 8.2%
Alphabet Inc. - Class A (b) (c)	136	17,830
Alphabet Inc. - Class C (c)	113	14,934
Comcast Corporation - Class A (b)	163	7,246
Former Charter Communications Parent, Inc. - Class A (b) (c)	9	4,024
Meta Platforms, Inc. - Class A (b) (c)	61	18,316
Netflix, Inc. (b) (c)	10	3,799
T-Mobile USA, Inc. (b)	12	1,653
Warner Bros. Discovery, Inc. - Series A (c)	40	431
		68,233
Consumer Staples 6.1%
Altria Group, Inc.	24	1,022
Church & Dwight Co., Inc.	24	2,170
Colgate-Palmolive Company (b)	7	484

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Constellation Brands, Inc. - Class A	6	1,615
Costco Wholesale Corporation	14	7,917
Kenvue Inc.	113	2,262
Mondelez International, Inc. - Class A (b)	83	5,730
Monster Beverage 1990 Corporation (c)	27	1,416
PepsiCo, Inc.	32	5,415
Philip Morris International Inc. (b)	25	2,335
The Coca-Cola Company (b)	183	10,231
The Procter & Gamble Company	35	5,158
Walmart Inc.	35	5,558
		51,313
Energy 4.7%
Baker Hughes Company - Class A	33	1,172
Chevron Corporation (b)	26	4,327
ConocoPhillips	72	8,648
Diamondback Energy, Inc. (b)	33	5,076
EOG Resources, Inc.	48	6,072
Exxon Mobil Corporation	102	12,026
Marathon Oil Corporation	67	1,790
		39,111
Utilities 2.4%
Ameren Corporation	7	550
CenterPoint Energy, Inc.	68	1,823
CMS Energy Corporation	16	866
Constellation Energy Group, Inc.	11	1,214
Dominion Energy, Inc.	28	1,267
NextEra Energy, Inc.	98	5,640
PG&E Corporation (b) (c)	229	3,686
Public Service Enterprise Group Incorporated (b)	81	4,598
		19,644
Materials 2.3%
Air Products and Chemicals, Inc. (b)	9	2,557
Dow Inc.	65	3,353
Eastman Chemical Company	26	2,027
Freeport-McMoRan Inc. (b)	32	1,188
Linde Public Limited Company	16	5,794
LyondellBasell Industries N.V. - Class A	18	1,731
Nucor Corporation (b)	8	1,309
PPG Industries, Inc.	12	1,623
		19,582
Real Estate 2.2%
Digital Realty Trust, Inc.	20	2,410
Equity Lifestyle Properties, Inc. (b)	23	1,462
ProLogis Inc.	49	5,484
SBA Communications Corporation - Class A (b)	13	2,554
Sun Communities, Inc. (b)	15	1,731
UDR, Inc. (b)	45	1,613
Ventas, Inc. (b)	68	2,854
		18,108
Total Common Stocks (cost $733,033)		825,285
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	8,640	8,640
Total Short Term Investments (cost $8,640)		8,640
Total Investments 99.9% (cost $741,673)		833,925
Total Purchased Options 1.3% (cost $10,824)		11,067
Other Derivative Instruments (1.3)%		(10,474)
Other Assets and Liabilities, Net 0.1%		466
Total Net Assets 100.0%		834,984
(a) All or a portion of the security was on loan as of September 30, 2023.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Non-income producing security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/JPMorgan Hedged Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	4,561	118,226	114,147	436	—	—	8,640	1.0

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	46	December 2023	10,301	(20)	(352)

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	4,055.00	12/29/23	1,945	11,067

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	4,515.00	12/29/23	1,945	(8,558)
S&P 500 Index	Put	3,420.00	12/29/23	1,945	(1,896)
					(10,454)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	825,285	—	—	825,285
Short Term Investments	8,640	—	—	8,640
	833,925	—	—	833,925
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	11,067	—	—	11,067
	11,067	—	—	11,067
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(352)	—	—	(352)
Exchange Traded Written Options	(10,454)	—	—	(10,454)
	(10,806)	—	—	(10,806)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 98.5%
Information Technology 21.6%
Allegro Microsystems Inc. (a)	180	5,752
Arista Networks, Inc. (a)	72	13,151
Cadence Design Systems, Inc. (a)	68	15,932
Confluent, Inc. - Class A (a)	1,019	30,176
CrowdStrike Holdings, Inc. - Class A (a)	327	54,817
DocuSign, Inc. (a)	263	11,033
Entegris, Inc.	228	21,402
Five9, Inc. (a)	173	11,105
HashiCorp, Inc. - Class A (a)	607	13,851
HubSpot, Inc. (a)	100	49,201
Jabil Inc.	271	34,387
Keysight Technologies, Inc. (a)	125	16,512
Lam Research Corporation	38	23,692
Marvell Technology, Inc.	413	22,345
MongoDB, Inc. - Class A (a)	142	48,974
Monolithic Power Systems, Inc.	62	28,644
On Semiconductor Corporation (a)	226	21,044
Palo Alto Networks, Inc. (a)	149	34,932
Procore Technologies, Inc. (a)	386	25,240
Rambus Inc. (a)	264	14,745
Snowflake Inc. - Class A (a)	147	22,503
SolarEdge Technologies Ltd. (a)	92	11,860
Synopsys, Inc. (a)	44	20,077
Teledyne Technologies Incorporated (a)	50	20,225
Workday, Inc. - Class A (a)	111	23,784
Zebra Technologies Corporation - Class A (a)	46	10,798
Zoom Video Communications, Inc. - Class A (a)	233	16,268
		622,450
Industrials 21.4%
AECOM	276	22,936
Air Lease Corporation - Class A	520	20,493
AMETEK, Inc.	204	30,084
Booz Allen Hamilton Holding Corporation - Class A	319	34,901
Cintas Corporation	64	30,785
Copart, Inc. (a)	1,468	63,263
Equifax Inc.	145	26,653
HEICO Corporation - Class A	242	31,321
Hubbell Incorporated	105	32,908
Ingersoll Rand Inc.	429	27,306
ITT Inc.	317	31,067
J.B. Hunt Transport Services, Inc.	144	27,222
Mine Safety Appliances Company, LLC	100	15,828
Old Dominion Freight Line, Inc.	103	42,141
Quanta Services, Inc.	263	49,179
The Toro Company	249	20,692
Trane Technologies Public Limited Company	269	54,542
Uber Technologies, Inc. (a)	568	26,141
Verisk Analytics, Inc.	122	28,892
		616,354
Health Care 20.5%
10X Genomics, Inc. - Class A (a)	212	8,753
Acadia Healthcare Company, Inc. (a)	329	23,143
Agilent Technologies, Inc.	380	42,458
Align Technology, Inc. (a)	114	34,684
Alnylam Pharmaceuticals, Inc. (a)	159	28,230
Apellis Pharmaceuticals, Inc. (a)	220	8,373
Centene Corporation (a)	409	28,200
DexCom, Inc. (a)	440	41,024
Exact Sciences Corporation (a)	400	27,322
Exelixis, Inc. (a)	1,002	21,904
Hologic, Inc. (a)	176	12,200
IDEXX Laboratories, Inc. (a)	80	35,069
IQVIA Holdings Inc (a)	204	40,078
McKesson Corporation	86	37,615
Mettler-Toledo International Inc. (a)	24	26,150
Natera, Inc. (a)	511	22,622
Neurocrine Biosciences, Inc. (a)	209	23,479
Royalty Pharma PLC - Class A	585	15,874
Sarepta Therapeutics, Inc. (a)	138	16,789
Seagen Inc. (a)	123	26,058
Shockwave Medical, Inc. (a)	83	16,446
The Cooper Companies, Inc.	49	15,614
West Pharmaceutical Services, Inc.	107	40,035
		592,120
Consumer Discretionary 14.6%
Aramark	475	16,465
AutoZone, Inc. (a)	6	16,256
Bright Horizons Family Solutions, Inc. (a)	264	21,489
Burlington Stores, Inc. (a)	92	12,407
Chipotle Mexican Grill, Inc. (a)	10	17,586
Domino's Pizza, Inc.	106	40,152
Doordash, Inc. - Class A (a)	363	28,879
Floor & Decor Holdings, Inc. - Class A (a)	183	16,589
Garmin Ltd.	162	17,021
Helen of Troy Limited (a)	131	15,316
Hilton Worldwide Holdings Inc.	223	33,445
Las Vegas Sands Corp.	264	12,120
Lululemon Athletica Canada Inc. (a)	64	24,795
Pool Corporation	82	29,022
Ross Stores, Inc.	558	63,083
Royal Caribbean Cruises Ltd.	146	13,416
Thor Industries, Inc.	142	13,527
Tractor Supply Company	154	31,209
		422,777
Financials 11.4%
Ares Management Corporation - Class A	443	45,561
Arthur J. Gallagher & Co.	111	25,346
FactSet Research Systems Inc.	65	28,247
Global Payments Inc.	106	12,258
K.K.R. Co., Inc. - Class A	442	27,221
LPL Financial Holdings Inc.	177	42,016
MSCI Inc. - Class A	70	35,967
Raymond James Financial, Inc.	184	18,499
Remitly Global, Inc. (a)	1,113	28,062
S&P Global Inc.	64	23,457
The Progressive Corporation	131	18,193
Tradeweb Markets Inc. - Class A	313	25,127
		329,954
Energy 4.5%
Cheniere Energy, Inc.	407	67,479
EOG Resources, Inc.	219	27,735
TechnipFMC PLC	1,739	35,375
		130,589
Communication Services 3.3%
Take-Two Interactive Software, Inc. (a)	230	32,234
The Trade Desk, Inc. - Class A (a)	792	61,910
		94,144
Consumer Staples 0.8%
Constellation Brands, Inc. - Class A	95	23,952
Materials 0.4%
Freeport-McMoRan Inc.	274	10,236
Total Common Stocks (cost $2,608,195)		2,842,576
SHORT TERM INVESTMENTS 1.5%
Investment Companies 1.5%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	43,199	43,199
Total Short Term Investments (cost $43,199)		43,199
Total Investments 100.0% (cost $2,651,394)		2,885,775
Other Assets and Liabilities, Net 0.0%		208
Total Net Assets 100.0%		2,885,983

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/JPMorgan MidCap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	63,740	383,611	404,152	1,521	—	—	43,199	1.5
JNL Securities Lending Collateral Fund - Institutional Class	—	7,377	7,377	2	—	—	—	—
	63,740	390,988	411,529	1,523	—	—	43,199	1.5

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	2,842,576	—	—	2,842,576
Short Term Investments	43,199	—	—	43,199
	2,885,775	—	—	2,885,775

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 81.9%
Mortgage-Backed Securities 24.6%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	8	8
7.00%, 04/01/29 - 06/01/32	21	21
5.00%, 08/01/33 - 12/01/34	268	265
5.50%, 07/01/38	655	659
4.50%, 10/01/40	300	287
3.50%, 09/01/46 - 01/01/50	6,171	5,388
3.00%, 01/01/47 - 06/01/50	7,043	5,912
2.50%, 05/01/50	8,717	6,966
2.00%, 09/01/50 - 09/01/51	21,930	16,806
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 12/01/50	28,637	26,135
3.18%, 09/01/25	4,654	4,609
3.03%, 12/01/25	19,403	18,520
2.94%, 01/01/26	10,423	9,872
3.10%, 01/01/26	7,500	7,127
6.50%, 03/01/26 - 03/01/36	77	79
7.00%, 05/01/26 - 03/01/29	4	4
3.11%, 03/01/27	2,702	2,535
3.33%, 03/01/27	2,264	2,127
3.02%, 06/01/27 (a)	2,291	2,136
8.00%, 12/01/29 - 03/01/31	10	10
6.00%, 02/01/31 - 12/01/36	1,589	1,615
7.50%, 02/01/31	2	2
1.90%, 12/01/31	35,000	27,286
3.54%, 06/01/32	1,822	1,607
1.94%, 10/01/33	10,000	7,419
2.52%, 09/01/34	7,040	5,513
2.41%, 10/01/34	10,298	8,036
5.50%, 02/01/35 - 10/01/36	879	879
1.78%, 05/01/35	15,000	10,469
5.00%, 09/01/35 - 06/01/53	28,654	27,240
2.04%, 06/01/37	5,285	3,696
3.50%, 06/01/42 - 04/01/52	32,387	28,516
3.00%, 03/01/43 - 09/01/52	38,389	32,148
2.00%, 10/01/50	11,460	8,778
2.50%, 10/01/50 - 01/01/52	14,266	11,403
4.50%, 08/01/52 - 10/01/52	72,671	67,112
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	355	359
2.50%, 09/15/49 - 01/20/50	16,641	13,621
3.00%, 04/15/50	9,720	8,358
3.50%, 09/20/51	7,393	6,406
		379,929
U.S. Treasury Note 23.6%
Treasury, United States Department of
4.38%, 10/31/24	10,000	9,886
1.13%, 02/28/25	75,000	70,770
1.75%, 03/15/25	35,000	33,277
2.75%, 05/15/25	10,000	9,619
2.63%, 01/31/26	25,000	23,719
2.00%, 11/15/26	15,000	13,795
2.25%, 02/15/27 - 08/15/27	105,000	96,539
0.63%, 03/31/27	25,000	21,715
0.38%, 09/30/27	15,000	12,661
4.13%, 10/31/27	10,000	9,787
4.00%, 06/30/28	20,000	19,466
1.50%, 11/30/28	25,000	21,422
1.88%, 02/15/32	15,000	12,183
3.50%, 02/15/33	10,000	9,178
		364,017
Collateralized Mortgage Obligations 14.2%
Federal Home Loan Mortgage Corporation
Series D-3542, REMIC, 4.50%, 06/15/24	298	296
Series BY-3104, REMIC, 5.50%, 01/15/26	340	338
Series KW-3874, REMIC, 4.50%, 06/15/26	643	635
Series B-3917, REMIC, 4.50%, 08/15/26	765	759
Series GT-3270, REMIC, 5.50%, 01/15/27	543	540
Series DG-3737, REMIC, 5.00%, 10/15/30	192	190
Series PA-3981, REMIC, 3.00%, 04/15/31	783	763
Series AM-2525, REMIC, 4.50%, 04/15/32	66	64
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,101
Series MJ-2638, REMIC, 5.00%, 07/15/33	382	375
Series QD-2882, REMIC, 4.50%, 07/15/34	24	24
Series MU-2915, REMIC, 5.00%, 01/15/35	555	546
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,535	2,472
Series CB-3688, REMIC, 4.00%, 06/15/36	441	416
Series PB-3283, REMIC, 5.50%, 07/15/36	522	521
Series B-3413, REMIC, 5.50%, 04/15/37	147	150
Series PE-3341, REMIC, 6.00%, 07/15/37	309	313
Series HZ-4365, REMIC, 3.00%, 01/15/40	3,077	2,806
Series QH-3699, REMIC, 5.50%, 07/15/40	548	545
Series PB-4047, REMIC, 3.50%, 01/15/41	1,938	1,885
Series 30-264, REMIC, 3.00%, 07/15/42	5,060	4,484
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,262
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	3,723
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	2,917
Series DB-4585, REMIC, 3.00%, 05/15/46	5,594	3,958
Series KR-4945, REMIC, 2.50%, 09/25/49	5,038	4,216
Series MD-4937, REMIC, 2.50%, 10/25/49	4,051	3,442
Series PA-4933, REMIC, 2.50%, 10/25/49	6,059	5,090
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	7,178	6,024
Federal National Mortgage Association, Inc.
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	11	11
Series 2017-A-T1, REMIC, 2.90%, 06/25/27	8,207	7,536
Series 2020-BG-33, REMIC, 2.00%, 05/25/30	6,233	5,764
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	6,892	6,496
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	2,436
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	27	26
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	6,003	5,533
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	1,978	1,901
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	1,989
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	3,419
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	3,730
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	8,881
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	9,591
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	4,390
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	87	86
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	7,230	6,554
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	907	903
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36	335	258
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	4,961
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	77	77
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	4,216
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	1,010	990
Series 2010-SL-4, REMIC, 0.00%, (11.33% - (SOFR 30-Day Average * 2.25)), 02/25/40 (a)	25	16
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	60	58
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	686	666
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,301
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	1,489	1,546
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	695	651
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	408	403
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	2,955
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	2,981	2,598
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	950	904
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	2,627	2,378
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	10,789
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	5,933	5,246
Series 2017-CA-52, REMIC, 3.00%, 07/25/47	3,289	2,833
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	2,121	1,844
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	9,826	8,522
Series 2019-JA-81, REMIC, 2.50%, 09/25/49	4,625	3,891
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	135	138
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	9,925	7,742
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	55	55
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	319	321
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	465	463
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	628	620
Interest Only, Series 2008-SA-40, REMIC, 0.95%, (6.29% - (1 Month Term SOFR * 1)), 05/16/38 (a)	682	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	258	253
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	1,115	1,052
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	12,999	12,480
Interest Only, Series 2011-SH-97, REMIC, 0.69%, (6.02% - (1 Month Term SOFR * 1)), 07/20/41 (a)	1,119	95
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	9,936
Series 2016-AC-19, REMIC, 3.00%, 02/20/46	1,284	966
Principal Only, Series 2018-BO-46, REMIC, 0.00%, 03/20/48	4,714	3,662
Series 2013-FA-H16, REMIC, 5.97%, (1 Month Term SOFR + 0.65%), 07/20/63 (a)	2,326	2,316
		219,337
U.S. Treasury Bond 10.6%
Treasury, United States Department of
2.00%, 11/15/41 - 02/15/50	80,000	49,945
2.38%, 02/15/42	15,000	10,366
3.88%, 02/15/43 - 05/15/43	18,000	15,664
3.75%, 11/15/43	68,000	57,694
3.00%, 05/15/45 - 02/15/48	37,500	27,727
2.25%, 08/15/49	5,000	3,112
		164,508
Commercial Mortgage-Backed Securities 4.1%
Federal Home Loan Mortgage Corporation
Series A2-K067, REMIC, 3.19%, 07/25/27	6,557	6,115
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	4,659
Series A1-K087, REMIC, 3.59%, 10/25/27	3,066	2,976
Series A2-K145, REMIC, 2.58%, 05/25/32	4,265	3,468
Series A2-K149, REMIC, 3.53%, 08/25/32	6,000	5,251
Series APT2-Q013, REMIC, 1.17%, 05/25/50 (a)	4,550	4,361
Federal National Mortgage Association, Inc.
Series 2017-A2-M13, REMIC, 3.03%, 09/25/27 (a)	2,088	1,932
Series 2019-A2-M1, REMIC, 3.67%, 09/25/28 (a)	3,492	3,261
Series 2022-A2-M3, REMIC, 1.76%, 11/25/31 (a)	7,500	5,757
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	7,170
Series 2020-AL-M8, REMIC, 2.01%, 03/25/35	9,953	7,193
Series 2019-AL2-M14, REMIC, 3.07%, 04/25/48	12,149	10,724
		62,867
U.S. Government Agency Obligations 2.4%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (b)	7,500	6,059
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (b) (c)	4,000	3,212
FHLBanks Office of Finance
5.75%, 06/12/26 (b)	5,000	5,094
Resolution Funding Corporation
Principal Only, 0.00%, 01/15/30 (b) (c)	20,660	15,180
Tennessee Valley Authority
0.75%, 05/15/25 (b)	4,500	4,186
Interest Only, 0.00%, 07/15/37 (b) (c)	6,000	2,866
		36,597
U.S. Treasury Inflation Indexed Securities 2.4%
Treasury, United States Department of
1.38%, 02/15/44 (d)	43,612	36,450
Total Government And Agency Obligations (cost $1,453,332)		1,263,705
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.0%
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (a) (e)	279	237
Alternative Loan Trust 2006-OA9
Series 2006-2A1A-OA9, REMIC, 5.86%, (1 Month Term SOFR + 0.53%), 07/20/46 (a) (e)	161	126
American Homes 4 Rent 2014-SFR2 Trust
Series 2014-A-SFR2, REMIC, 3.79%, 10/18/24	4,202	4,119
AMSR 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.36%, 09/17/25	7,389	6,733
BA Credit Card Trust
Series 2022-A2-A2, 5.00%, 11/17/25	8,000	7,919
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,031
BBCMS Trust 2015-VFM
Series 2015-A1-VFM, REMIC, 2.47%, 03/12/26	1,096	1,025
CF Hippolyta Issuer LLC
Series 2020-A1-1, 1.69%, 07/15/25	4,497	4,049
Citigroup Commercial Mortgage Trust 2020-GC46
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	7,207
CP Atlas Buyer, Inc.
Series 2020-A-SFR2, REMIC, 1.27%, 11/17/25	8,491	7,709
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	139	127
CSAIL 2015-C3 Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 07/17/25	8,775	8,305
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (a)	2,989	2,610
FirstKey Homes 2020-SFR1 Trust
Series 2020-A-SFR1, 1.34%, 09/18/25	6,412	5,868
GS Mortgage Securities Trust 2017-GS7
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	9,407
GS Mortgage Securities Trust 2020-GC45
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	8,355
Home Equity Mortgage Loan Asset-Backed Trust Series INDS 2006-A
Series 2006-A-A, REMIC, 5.69%, (1 Month Term SOFR + 0.37%), 06/25/36 (a) (e)	626	3
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2004-3A2-1, REMIC, 3.19%, 02/25/34 (a)	196	156
Morgan Stanley Mortgage Loan Trust 2004-8AR
Series 2004-4A2-8AR, REMIC, 5.32%, 10/25/34 (a)	38	35
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,166	942
Progress Residential 2020-SFR3 Trust
Series 2020-A-SFR3, REMIC, 1.29%, 10/17/25	12,882	11,718
Progress Residential 2022-SFR3 Trust
Series 2022-A-SFR3, REMIC, 3.20%, 04/19/27 (a)	4,052	3,683
SACO I Trust 2006-6
Series 2006-A-6, REMIC, 5.69%, (1 Month Term SOFR + 0.37%), 06/25/36 (a) (e)	9	9
SCF Equipment Leasing 2022-2 LLC
Series 2022-A3-2A, 6.50%, 10/21/30	9,850	9,885
Structured Asset Mortgage Investments II Trust 2006-AR7
Series 2006-A1A-AR7, REMIC, 5.85%, (1 Month Term SOFR + 0.53%), 08/25/36 (a) (e)	239	182
Tricon American Homes 2020-SFR1 Trust
Series 2020-A-SFR1, REMIC, 1.50%, 07/17/26	11,657	10,363
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	381	391
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/12/30	145	129
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	5,071
Worldwide Plaza Trust 2017-WWP
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	3,939	2,937
Total Non-U.S. Government Agency Asset-Backed Securities (cost $138,846)		123,331
CORPORATE BONDS AND NOTES 6.4%
Financials 2.6%
Banco Santander, S.A.
2.75%, 05/28/25 (f)	2,600	2,449
Bank of America Corporation
6.20%, 11/10/28	8,315	8,345
BNP Paribas
1.32%, 01/13/27 (f) (g)	6,470	5,784
KeyBank National Association
5.85%, 11/15/27	8,000	7,601
Morgan Stanley
2.70%, 01/22/31	4,300	3,518

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Protective Life Global Funding
1.17%, 07/15/25 (g)	7,790	7,146
State Street Corporation
3.15%, 03/30/31	2,000	1,699
Toyota Motor Credit Corporation
5.45%, 11/10/27	3,500	3,513
		40,055
Communication Services 1.2%
AT&T Inc.
1.65%, 02/01/28	7,515	6,341
The Walt Disney Company
2.00%, 09/01/29	3,900	3,226
T-Mobile USA, Inc.
3.88%, 04/15/30	10,000	8,861
		18,428
Consumer Staples 0.8%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,326
Cargill, Incorporated
2.13%, 04/23/30 (g)	2,480	2,028
Philip Morris International Inc.
5.75%, 11/17/32	5,000	4,876
The Kroger Co.
1.70%, 01/15/31	5,000	3,770
		13,000
Health Care 0.7%
AbbVie Inc.
3.20%, 11/21/29	5,000	4,413
MultiCare Health System
2.80%, 08/15/50	1,250	698
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/30	5,000	4,017
Zoetis Inc.
2.00%, 05/15/30	2,200	1,760
		10,888
Utilities 0.3%
Ameren Illinois Company
5.90%, 12/01/52	625	622
PG&E Recovery Funding LLC
5.54%, 07/15/47	5,115	4,794
		5,416
Industrials 0.3%
Penske Truck Leasing Co., L.P.
5.88%, 11/15/27 (g)	5,000	4,913
Consumer Discretionary 0.2%
Hyundai Capital America
1.80%, 01/10/28 (g)	3,875	3,249
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	971
ONEOK, Inc.
6.10%, 11/15/32	1,520	1,499
		2,470
Materials 0.1%
Nutrien Ltd.
5.95%, 11/07/25	1,225	1,227
Real Estate 0.0%
Healthpeak OP, LLC
3.40%, 02/01/25	93	90
Total Corporate Bonds And Notes (cost $111,737)		99,736
SHORT TERM INVESTMENTS 3.3%
Investment Companies 3.3%
JNL Government Money Market Fund - Class I, 5.16% (h) (i)	50,479	50,479
Total Short Term Investments (cost $50,479)		50,479
Total Investments 99.6% (cost $1,754,394)		1,537,251
Other Assets and Liabilities, Net 0.4%		6,325
Total Net Assets 100.0%		1,543,576

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Treasury inflation indexed note, par amount is adjusted for inflation.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(f) Convertible security.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $23,120 and 1.5% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/JPMorgan U.S. Government & Quality Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	79,719	167,816	197,056	2,489	—	—	50,479	3.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,263,705	—	1,263,705
Non-U.S. Government Agency Asset-Backed Securities	—	123,331	—	123,331
Corporate Bonds And Notes	—	99,736	—	99,736
Short Term Investments	50,479	—	—	50,479
	50,479	1,486,772	—	1,537,251

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Value Fund
COMMON STOCKS 99.6%
Financials 21.7%
American Express Company	114	17,012
Bank of America Corporation	778	21,315
Berkshire Hathaway Inc. - Class B (a)	100	34,975
BlackRock, Inc.	43	28,145
Capital One Financial Corporation	76	7,342
Chubb Limited	82	17,141
Citigroup Inc.	124	5,088
Loews Corporation	127	8,036
M&T Bank Corporation	65	8,209
Marsh & Mclennan Companies, Inc.	48	9,224
MetLife, Inc.	214	13,454
Morgan Stanley	352	28,765
Prudential Financial, Inc.	73	6,920
S&P Global Inc.	30	10,979
T. Rowe Price Group, Inc.	79	8,285
The Charles Schwab Corporation	271	14,874
The Goldman Sachs Group, Inc.	56	18,062
The Hartford Financial Services Group, Inc.	217	15,380
The PNC Financial Services Group, Inc.	126	15,422
U.S. Bancorp	378	12,482
Wells Fargo & Company	871	35,598
		336,708
Health Care 17.5%
AbbVie Inc.	171	25,534
Becton, Dickinson and Company	52	13,360
Biogen Inc. (a)	21	5,349
Boston Scientific Corporation (a)	321	16,939
Bristol-Myers Squibb Company	484	28,071
Elevance Health, Inc.	19	8,242
Eli Lilly and Company	17	9,217
Humana Inc.	19	9,311
Johnson & Johnson	168	26,173
Medtronic, Inc.	188	14,712
Merck & Co., Inc.	55	5,636
Pfizer Inc.	276	9,147
Regeneron Pharmaceuticals, Inc. (a)	15	12,121
The Cigna Group	63	18,063
UnitedHealth Group Incorporated	68	34,518
Universal Health Services, Inc. - Class B	35	4,349
Vertex Pharmaceuticals Incorporated (a)	58	20,268
Zimmer Biomet Holdings, Inc.	98	10,948
		271,958
Industrials 12.4%
Carrier Global Corporation	148	8,194
CSX Corporation	716	22,010
Dover Corporation	164	22,877
Eaton Corporation Public Limited Company	99	21,195
General Dynamics Corporation	77	17,114
Northrop Grumman Corporation	42	18,489
Parker-Hannifin Corporation	36	13,911
Republic Services, Inc.	104	14,844
RTX Corporation	300	21,560
Southwest Airlines Co.	276	7,465
United Parcel Service, Inc. - Class B	157	24,422
		192,081
Energy 9.8%
Chevron Corporation	189	31,861
ConocoPhillips	391	46,890
EOG Resources, Inc.	223	28,306
Exxon Mobil Corporation	384	45,194
		152,251
Information Technology 8.1%
Advanced Micro Devices, Inc. (a)	95	9,749
Analog Devices, Inc.	140	24,588
Apple Inc.	27	4,571
International Business Machines Corporation	77	10,826
Microsoft Corporation	69	21,817
NXP Semiconductors N.V.	129	25,886
Teradyne, Inc.	95	9,593
Texas Instruments Incorporated	117	18,658
		125,688
Consumer Discretionary 8.1%
AutoZone, Inc. (a)	7	16,873
Booking Holdings Inc. (a)	3	9,304
Lowe`s Companies, Inc.	90	18,685
McDonald's Corporation	60	15,944
NIKE, Inc. - Class B	129	12,385
O'Reilly Automotive, Inc. (a)	11	9,730
The Home Depot, Inc.	56	16,851
The TJX Companies, Inc.	290	25,754
		125,526
Consumer Staples 6.6%
Dollar General Corporation	78	8,220
Mondelez International, Inc. - Class A	197	13,676
Monster Beverage 1990 Corporation (a)	98	5,173
PepsiCo, Inc.	73	12,313
Philip Morris International Inc.	253	23,438
The Procter & Gamble Company	143	20,796
Walmart Inc.	123	19,742
		103,358
Materials 5.3%
Air Products and Chemicals, Inc.	106	30,095
Axalta Coating Systems Ltd. (a)	956	25,710
Ball Corporation	122	6,079
Legacy Vulcan Corp.	104	21,112
		82,996
Communication Services 4.8%
Alphabet Inc. - Class C (a)	143	18,923
Comcast Corporation - Class A	595	26,378
Meta Platforms, Inc. - Class A (a)	56	16,784
The Walt Disney Company (a)	53	4,269
T-Mobile USA, Inc.	56	7,834
		74,188
Utilities 4.1%
CMS Energy Corporation	279	14,818
Entergy Corporation	51	4,738
NextEra Energy, Inc.	301	17,218
Public Service Enterprise Group Incorporated	250	14,246
Xcel Energy Inc.	218	12,465
		63,485
Real Estate 1.2%
AvalonBay Communities, Inc.	29	4,918
Host Hotels & Resorts, Inc.	473	7,595
Ventas, Inc.	148	6,216
		18,729
Total Common Stocks (cost $1,313,147)		1,546,968
OTHER EQUITY INTERESTS 0.0%
Walter Energy Inc. (a) (b) (c) (d)	1,503	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.16% (e) (f)	2,569	2,569
Total Short Term Investments (cost $2,569)		2,569
Total Investments 99.8% (cost $1,315,716)		1,549,537
Other Assets and Liabilities, Net 0.2%		3,650
Total Net Assets 100.0%		1,553,187

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/JPMorgan U.S. Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	43,344	100,187	140,962	637	—	—	2,569	0.2

JNL/JPMorgan U.S. Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Walter Energy Inc.	08/23/19	—	—	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan U.S. Value Fund
Assets - Securities
Common Stocks	1,546,968	—	—	1,546,968
Other Equity Interests	—	—	—	—
Short Term Investments	2,569	—	—	2,569
	1,549,537	—	—	1,549,537

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Lazard International Strategic Equity Fund
COMMON STOCKS 93.7%
United Kingdom 19.7%
Aon Global Limited - Class A	57	18,497
Coca-Cola Europacific Partners PLC	254	15,921
Compass Group PLC	429	10,452
HSBC Holdings PLC	1,479	11,586
Informa Jersey Limited	794	7,235
Relx PLC	519	17,473
The Berkeley Group Holdings PLC	86	4,316
WPP 2012 Limited	587	5,228
		90,708
Japan 9.7%
Advantest Corporation	206	5,753
BayCurrent Consulting , Inc.	194	6,484
Daikin Industries, Ltd.	44	6,863
Digital Garage, Inc.	128	2,936
Hoya Corporation	60	6,086
Kobe Bussan Co., Ltd.	146	3,412
Nippon Sanso Holdings Corporation	4	106
Renesas Electronics Corporation (a)	525	8,020
Suzuki Motor Corporation	125	5,024
		44,684
Denmark 9.7%
Carlsberg A/S - Class B	86	10,889
Genmab A/S (a)	16	5,784
Novo Nordisk A/S - Class B	262	23,869
Vestas Wind Systems A/S (a)	187	4,013
		44,555
Germany 9.4%
Continental Aktiengesellschaft	91	6,367
CTS Eventim AG & Co. KGaA	73	4,156
Gerresheimer AG	55	5,716
Hensoldt AG	240	7,057
Infineon Technologies AG - Class N	127	4,195
MERCK Kommanditgesellschaft auf Aktien	47	7,769
Siemens Aktiengesellschaft - Class N	55	7,832
		43,092
Canada 8.4%
CAE Inc. (a)	267	6,224
Canadian Pacific Kansas City Limited	94	6,976
National Bank of Canada	96	6,358
Suncor Energy Inc.	283	9,739
Toromont Industries Ltd.	117	9,534
		38,831
France 8.3%
Airbus SE	84	11,256
Bureau Veritas	293	7,261
Engie	399	6,114
Pernod Ricard	49	8,209
Valeo	319	5,477
		38,317
Ireland 6.7%
Accenture Public Limited Company - Class A	32	9,846
Icon Public Limited Company (a)	50	12,278
Ryanair Holdings Public Limited Company - ADR (a)	89	8,699
		30,823
Netherlands 5.5%
Akzo Nobel N.V.	98	7,063
ASML Holding N.V.	13	7,468
Universal Music Group N.V.	419	10,927
		25,458
Switzerland 3.0%
ABB Ltd - Class N	155	5,522
Idorsia Ltd (a) (b)	118	328
Partners Group Holding AG	5	5,667
Sonova Holding AG	9	2,204
		13,721
Israel 2.7%
CyberArk Software Ltd. (a)	12	2,043
Israel Discount Bank Limited	1,880	10,196
		12,239
Hong Kong 2.3%
AIA Group Limited	900	7,294
ESR Group Limited (c)	2,224	3,117
		10,411
Finland 2.0%
Sampo Oyj - Class A	212	9,158
Singapore 1.6%
DBS Group Holdings Ltd	307	7,542
Portugal 1.4%
EDP - Energias de Portugal, S.A.	1,592	6,617
Italy 1.2%
UniCredit S.p.A.	240	5,755
Sweden 1.2%
Hexagon Aktiebolag - Class B	655	5,579
Belgium 0.9%
KBC Groep	66	4,103
Total Common Stocks (cost $422,146)		431,593
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.3%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	19,603	19,603
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	29	29
Total Short Term Investments (cost $19,632)		19,632
Total Investments 98.0% (cost $441,778)		451,225
Other Assets and Liabilities, Net 2.0%		9,227
Total Net Assets 100.0%		460,452

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Lazard International Strategic Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	13,986	95,849	90,232	390	—	—	19,603	4.3
JNL Government Money Market Fund, 5.26% - Class SL	—	28,417	28,388	34	—	—	29	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Lazard International Strategic Equity Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Securities Lending Collateral Fund - Institutional Class	2,918	19,759	22,677	62	—	—	—	—
	16,904	144,025	141,297	486	—	—	19,632	4.3

JNL/Lazard International Strategic Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
ESR Group Limited	06/10/20	6,572	3,117	0.7

JNL/Lazard International Strategic Equity Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	SSB	10/03/23	HKD	(17)	(2)	—
USD/HKD	SSB	10/04/23	HKD	(121)	(16)	—
					(18)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lazard International Strategic Equity Fund
Assets - Securities
Common Stocks	90,194	341,399	—	431,593
Short Term Investments	19,632	—	—	19,632
	109,826	341,399	—	451,225
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 97.8%
United States of America 54.6%
Alnylam Pharmaceuticals, Inc. (a)	80	14,204
Alphabet Inc. - Class A (a)	259	33,888
Amazon.com, Inc. (a)	274	34,801
Autodesk, Inc. (a)	28	5,843
Block, Inc. - Class A (a)	110	4,864
Deere & Company	12	4,644
Doximity, Inc. - Class A (a)	264	5,608
Expeditors International of Washington, Inc.	41	4,744
Meta Platforms, Inc. - Class A (a)	158	47,428
Microsoft Corporation	77	24,252
Netflix, Inc. (a)	51	19,394
Oracle Corporation	228	24,157
Qualcomm Incorporated	70	7,742
Salesforce, Inc. (a)	65	13,157
SEI Investments Company	88	5,313
Tesla Inc. (a)	99	24,754
The Boeing Company (a)	127	24,385
Under Armour, Inc. - Class A (a)	496	3,400
Vertex Pharmaceuticals Incorporated (a)	34	11,761
Visa Inc. - Class A	103	23,699
Yum! Brands, Inc.	35	4,361
		342,399
China 10.0%
Alibaba Group Holding Limited - ADR (a)	97	8,413
Baidu, Inc. - Class A - ADR (a)	94	12,629
Tencent Holdings Limited	440	17,070
Trip.com Group Limited - ADR (a)	395	13,811
Yum China Holdings, Inc.	192	10,664
		62,587
Brazil 8.5%
American Beverage Co Ambev - ADR	6,079	15,685
MercadoLibre S.R.L (a)	30	37,821
		53,506
Switzerland 6.8%
CRISPR Therapeutics AG (a) (b)	218	9,890
Nestle S.A. - Class N	63	7,123
Novartis AG - Class N	251	25,689
		42,702
United Kingdom 4.4%
Arm Holdings PLC - ADR (a)	120	6,435
Experian PLC	403	13,188
Reckitt Benckiser Group PLC	42	2,974
Unilever PLC	106	5,232
		27,829
Netherlands 4.2%
Adyen N.V. (a) (c)	19	14,373
NXP Semiconductors N.V.	58	11,628
		26,001
Canada 3.1%
Shopify Inc. - Class A (a)	352	19,181
Denmark 3.0%
Novo Nordisk A/S - Class B	205	18,697
Japan 2.0%
FANUC Corporation	480	12,426
France 0.9%
Societe d'exploitation Hoteliere	57	5,837
Hong Kong 0.3%
Budweiser Brewing Company APAC Limited (c)	1,055	2,071
Total Common Stocks (cost $555,462)		613,236
PREFERRED STOCKS 1.5%
Switzerland 1.5%
Roche Holding AG	34	9,349
Total Preferred Stocks (cost $11,649)		9,349
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	3,981	3,981
Total Short Term Investments (cost $3,981)		3,981
Total Investments 100.0% (cost $571,092)		626,566
Other Assets and Liabilities, Net 0.0%		247
Total Net Assets 100.0%		626,813

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Loomis Sayles Global Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	3,078	118,700	117,797	190	—	—	3,981	0.6

JNL/Loomis Sayles Global Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	04/21/20	22,754	14,373	2.3
Budweiser Brewing Company APAC Limited	04/20/20	2,935	2,071	0.3
		25,689	16,444	2.6

JNL/Loomis Sayles Global Growth Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/HKD	BNP	10/03/23	HKD	(913)	(117)	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	488,556	124,680	—	613,236
Preferred Stocks	9,349	—	—	9,349
Short Term Investments	3,981	—	—	3,981
	501,886	124,680	—	626,566
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Lord Abbett Short Duration Income Fund
CORPORATE BONDS AND NOTES 58.2%
Financials 30.2%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (a)	3,600	3,488
4.80%, 04/18/26 (a)	400	382
6.34%, 09/18/27 (a) (b)	600	598
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	1,235	1,230
1.75%, 10/29/24	3,198	3,049
3.50%, 01/15/25	600	579
6.10%, 01/15/27	589	586
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	4,084	4,025
6.61%, 09/13/29 (a)	594	592
AIG Global Funding
5.75%, 07/02/26 (a)	426	421
Ally Financial Inc.
1.45%, 10/02/23	72	72
5.13%, 09/30/24	1,050	1,036
5.75%, 11/20/25	2,328	2,274
American Express Company
4.99%, 05/01/26	1,989	1,955
Aon Corporation
8.21%, 01/01/27	203	214
Australia and New Zealand Banking Group Limited
4.50%, 03/19/24 (a) (b)	250	248
Aviation Capital Group LLC
5.50%, 12/15/24 (a)	1,208	1,188
1.95%, 01/30/26 - 09/20/26 (a)	4,179	3,684
6.25%, 04/15/28 (a)	624	610
Avolon Holdings Funding Limited
5.13%, 10/01/23 (a)	259	259
5.50%, 01/15/26 (a)	2,500	2,421
2.13%, 02/21/26 (a)	263	236
4.25%, 04/15/26 (a)	2,975	2,792
6.38%, 05/04/28 (a)	269	264
Bank of America Corporation
5.72%, (SOFR + 0.41%), 06/14/24 (c)	984	982
3.95%, 04/21/25	260	251
3.84%, 04/25/25	3,353	3,305
3.09%, 10/01/25	2,594	2,509
2.46%, 10/22/25	1,385	1,329
1.53%, 12/06/25	500	472
1.32%, 06/19/26	1,806	1,656
1.20%, 10/24/26	2,916	2,636
1.73%, 07/22/27	722	640
4.95%, 07/22/28	1,333	1,280
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (a)	2,603	2,594
6.25%, 09/16/26 (a) (b)	2,284	2,270
2.03%, 09/30/27 (a)	713	626
Bank of Montreal
4.25%, 09/14/24 (b)	444	437
5.20%, 12/12/24 (b)	1,322	1,310
3.70%, 06/07/25 (b)	1,078	1,039
BankUnited, Inc.
4.88%, 11/17/25	1,348	1,253
Barclays PLC
3.93%, 05/07/25	2,440	2,403
2.85%, 05/07/26 (b)	750	707
5.20%, 05/12/26	2,140	2,059
5.83%, 05/09/27	1,612	1,583
6.50%, 09/13/27	1,125	1,122
7.39%, 11/02/28 (b)	577	592
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
4.38%, 04/10/24 (a)	150	148
BNP Paribas
2.82%, 11/19/25 (a) (b)	1,678	1,610
2.22%, 06/09/26 (a) (b)	2,074	1,930
5.13%, 01/16/29 (a) (d)	891	860
BPCE
4.50%, 03/15/25 (a)	2,441	2,354
5.98%, 01/18/27 (a) (b)	1,346	1,330
Bread Financial Payments, Inc.
7.00%, 01/15/26 (a)	1,081	1,018
Canadian Imperial Bank of Commerce
5.14%, 04/28/25	1,602	1,581
3.95%, 08/04/25 (b)	1,348	1,300
5.00%, 04/28/28	1,301	1,248
Capital One Financial Corporation
6.00%, (SOFR + 0.69%), 12/06/24 (c)	1,268	1,254
4.17%, 05/09/25	762	748
CIT Bank, N.A.
2.97%, 09/27/25	1,007	959
Citigroup Inc.
3.35%, 04/24/25	2,156	2,118
4.14%, 05/24/25	1,477	1,456
4.40%, 06/10/25	2,374	2,303
3.11%, 04/08/26	4,927	4,702
3.89%, 01/10/28	1,000	932
Citizens Bank, National Association
6.06%, 10/24/25	579	559
4.58%, 08/09/28 (e)	903	827
CNO Financial Group, Inc.
5.25%, 05/30/25	725	711
CNO Global Funding
1.75%, 10/07/26 (a)	1,363	1,198
Credit Agricole SA
4.38%, 03/17/25 (a) (b)	1,241	1,199
Credit Suisse AG
4.75%, 08/09/24	1,982	1,955
3.63%, 09/09/24	275	267
Danske Bank A/S
5.38%, 01/12/24 (a)	1,028	1,024
0.98%, 09/10/25 (a)	593	562
3.24%, 12/20/25 (a)	3,390	3,248
6.47%, 01/09/26 (a)	1,719	1,716
1.62%, 09/11/26 (a)	5,023	4,577
4.30%, 04/01/28 (a)	475	443
Discover Bank
4.25%, 03/13/26	306	290
Equitable Financial Life Global Funding
5.45%, 03/03/28 (a)	1,341	1,307
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (f)	710	710
F&G Global Funding
0.90%, 09/20/24 (a)	388	368
5.15%, 07/07/25 (a)	2,455	2,386
2.30%, 04/11/27 (a)	723	630
Federation des caisses Desjardins du Quebec
5.70%, 03/14/28 (a) (b)	840	824
Ford Motor Credit Company LLC
3.37%, 11/17/23	1,007	1,002
5.58%, 03/18/24	2,548	2,531
2.30%, 02/10/25	200	188
5.13%, 06/16/25	1,000	968
3.38%, 11/13/25	1,383	1,283
GA Global Funding Trust
0.80%, 09/13/24 (a)	4,881	4,638
Global Payments Inc.
2.65%, 02/15/25	352	335
4.95%, 08/15/27	1,032	992
HSBC Holdings PLC
3.80%, 03/11/25 (b)	1,636	1,616
0.98%, 05/24/25	285	274
5.89%, 08/14/27 (b)	1,162	1,149
Huntington Bancshares Incorporated
4.44%, 08/04/28	453	419
ING Groep N.V.
6.08%, 09/11/27 (b)	1,790	1,783
Intesa Sanpaolo SPA
5.02%, 06/26/24 (a)	3,602	3,514
3.25%, 09/23/24 (a)	2,942	2,850
JPMorgan Chase & Co.
0.82%, 06/01/25	1,148	1,105

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
3.85%, 06/14/25	1,632	1,603
2.30%, 10/15/25	1,887	1,810
5.55%, 12/15/25	3,342	3,319
6.24%, (SOFR + 0.92%), 02/24/26 (c)	2,228	2,232
6.50%, (SOFR + 1.18%), 02/24/28 (c)	489	489
KeyBank National Association
4.70%, 01/26/26	1,944	1,843
Lloyds Banking Group PLC
4.58%, 12/10/25 (b)	200	191
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	1,359	1,255
M&T Bank Corporation
4.55%, 08/16/28	762	702
Macquarie Bank Limited
4.88%, 06/10/25 (a) (b)	2,621	2,544
Macquarie Group Limited
1.20%, 10/14/25 (a)	500	474
5.11%, 08/09/26 (a)	1,442	1,421
1.34%, 01/12/27 (a)	773	691
Manufacturers and Traders Trust Company
4.65%, 01/27/26	3,673	3,498
4.70%, 01/27/28	897	828
Metropolitan Life Global Funding I
0.40%, 01/07/24 (a)	2,520	2,486
4.05%, 08/25/25 (a)	681	657
Mitsubishi UFJ Financial Group Inc
4.79%, 07/18/25	1,709	1,690
5.06%, 09/12/25	1,012	1,000
0.96%, 10/11/25	200	189
5.72%, 02/20/26	1,194	1,187
Morgan Stanley
0.79%, 01/22/25	1,224	1,200
3.62%, 04/17/25	4,595	4,521
0.79%, 05/30/25	1,142	1,097
6.14%, 10/16/26	635	635
5.05%, 01/28/27	507	497
5.12%, 02/01/29	743	715
5.45%, 07/20/29	871	849
Mutual Of Omaha Cps Global Funding
5.80%, 07/27/26 (a)	414	411
NatWest Group PLC
4.27%, 03/22/25 (b)	4,805	4,752
7.47%, 11/10/26 (b)	2,013	2,042
5.85%, 03/02/27 (b)	517	508
5.81%, 09/13/29	1,698	1,648
NatWest Markets PLC
0.80%, 08/12/24 (a)	290	277
3.48%, 03/22/25 (a)	366	353
Navient Corporation
6.13%, 03/25/24	1,899	1,889
5.88%, 10/25/24	354	348
6.75%, 06/25/25	363	358
New York Life Global Funding
4.70%, 04/02/26 (a)	876	858
Nuveen Finance, LLC
4.13%, 11/01/24 (a)	2,417	2,354
OneMain Finance Corporation
6.13%, 03/15/24	256	255
Pricoa Global Funding I
4.20%, 08/28/25 (a)	286	278
Protective Life Global Funding
5.37%, 01/06/26 (a)	584	579
5.21%, 04/14/26 (a)	1,120	1,096
Royal Bank of Canada
4.88%, 01/12/26 (b)	1,132	1,110
5.20%, 07/20/26 (b)	761	754
6.00%, 11/01/27 (b)	657	662
Santander Holdings USA, Inc.
3.50%, 06/07/24	170	166
3.24%, 10/05/26	231	210
2.49%, 01/06/28	432	375
Santander UK Group Holdings PLC
1.09%, 03/15/25	488	474
4.75%, 09/15/25 (a)	797	759
6.53%, 01/10/29 (b)	1,355	1,340
Societe Generale
2.23%, 01/21/26 (a) (b)	955	897
Standard Chartered PLC
1.21%, 03/23/25 (a)	200	195
2.82%, 01/30/26 (a)	1,689	1,607
6.19%, 07/06/27 (a) (b)	706	702
State Street Corporation
5.10%, 05/18/26	719	709
Sumitomo Mitsui Financial Group, Inc.
5.88%, 07/13/26	276	276
5.80%, 07/13/28	807	801
Swedbank AB
6.14%, 09/12/26 (a)	859	854
The Bank of New York Mellon Corporation
4.41%, 07/24/26	385	374
4.54%, 02/01/29	733	698
The Bank of Nova Scotia
5.45%, 06/12/25 (b)	1,017	1,007
The Goldman Sachs Group, Inc.
5.82%, (SOFR + 0.51%), 09/10/24 (c)	984	979
6.01%, (SOFR + 0.70%), 01/24/25 (c)	959	957
5.80%, 08/10/26	927	920
1.95%, 10/21/27	4,120	3,631
2.64%, 02/24/28	474	423
4.22%, 05/01/29	3,232	2,985
The Huntington National Bank
4.01%, 05/16/25	1,280	1,249
5.70%, 11/18/25	797	779
The Toronto-Dominion Bank
3.77%, 06/06/25 (b)	1,458	1,410
4.69%, 09/15/27 (b)	992	952
Truist Financial Corporation
4.26%, 07/28/26	908	874
6.05%, 06/08/27	599	593
4.87%, 01/26/29	541	508
U.S. Bancorp
4.55%, 07/22/28	930	872
4.65%, 02/01/29	1,087	1,017
5.78%, 06/12/29	1,030	1,003
UBS AG
5.13%, 05/15/24 (e)	1,900	1,873
UBS Group AG
2.59%, 09/11/25 (a) (b)	343	330
4.55%, 04/17/26 (b)	250	240
4.49%, 05/12/26 (a)	3,577	3,463
2.19%, 06/05/26 (a) (b)	500	466
5.71%, 01/12/27 (a)	955	943
1.49%, 08/10/27 (a) (b)	713	622
4.28%, 01/09/28 (a) (b)	523	481
6.44%, 08/11/28 (a) (b)	2,688	2,692
3.87%, 01/12/29 (a) (b)	750	679
UniCredit S.p.A.
7.83%, 12/04/23 (a)	1,484	1,487
Wells Fargo & Company
2.16%, 02/11/26	1,175	1,110
2.19%, 04/30/26	817	767
4.54%, 08/15/26	1,298	1,261
4.81%, 07/25/28	1,339	1,277
5.57%, 07/25/29	1,600	1,559
Wells Fargo Bank, National Association
5.55%, 08/01/25	2,390	2,381
		254,939
Utilities 6.9%
Alexander Funding Trust
1.84%, 11/15/23 (a)	2,674	2,657
Alexander Funding Trust II
7.47%, 07/31/28 (a)	750	751
American Electric Power Company, Inc.
2.03%, 03/15/24	1,169	1,147
5.70%, 08/15/25 (g)	811	806
Black Hills Corporation
5.95%, 03/15/28	876	875
Calpine Corporation
5.25%, 06/01/26 (a)	93	90

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	839	828
CenterPoint Energy, Inc.
5.25%, 08/10/26	918	907
Centrica PLC
4.00%, 10/16/23 (a)	1,000	999
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,692	2,515
Constellation Energy Generation, LLC
5.60%, 03/01/28	932	926
DTE Energy Company
4.22%, 11/01/24 (g)	849	833
4.88%, 06/01/28	1,207	1,167
Electricite de France
5.70%, 05/23/28 (a)	1,272	1,258
ESKOM Holdings
7.13%, 02/11/25 (a)	762	743
Evergy Missouri West, Inc.
5.15%, 12/15/27 (a)	867	844
Fells Point Funding Trust
3.05%, 01/31/27 (a)	1,985	1,801
FirstEnergy Corp.
2.05%, 03/01/25	510	477
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (a)	2,565	2,503
ITC Holdings Corp.
4.95%, 09/22/27 (a)	648	631
Jersey Central Power & Light Company
4.70%, 04/01/24 (a)	2,101	2,083
Monongahela Power Company
4.10%, 04/15/24 (a)	400	396
National Fuel Gas Company
5.50%, 01/15/26 (f)	2,005	1,975
5.50%, 10/01/26	662	653
National Grid PLC
5.60%, 06/12/28	585	578
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	345	340
6.05%, 03/01/25 (g)	573	574
5.75%, 09/01/25 (g)	842	840
NiSource Inc.
5.25%, 03/30/28	308	303
NRG Energy, Inc.
3.75%, 06/15/24 (a)	1,336	1,309
One Gas, Inc.
1.10%, 03/11/24	2,989	2,924
Pacific Gas And Electric Company
1.70%, 11/15/23	609	606
3.15%, 01/01/26	2,061	1,917
Pennsylvania Electric Company
5.15%, 03/30/26 (a)	544	534
Public Service Enterprise Group Incorporated
5.85%, 11/15/27	616	620
Puget Energy, Inc.
3.65%, 05/15/25	1,338	1,283
Southwest Gas Corporation
5.80%, 12/01/27	850	849
5.45%, 03/23/28	666	656
System Energy Resources, Inc.
6.00%, 04/15/28	4,725	4,628
The AES Corporation
3.30%, 07/15/25 (a)	2,101	1,991
5.45%, 06/01/28	860	830
The Brooklyn Union Gas Company
4.63%, 08/05/27 (a)	1,918	1,816
The Southern Company
5.11%, 08/01/27 (g)	810	794
Vistra Operations Company LLC
4.88%, 05/13/24 (a)	1,970	1,948
3.55%, 07/15/24 (a)	4,441	4,334
WEC Energy Group Inc.
5.60%, 09/12/26	675	675
		58,214
Energy 6.1%
ABP Finance B.V.
2.00%, 07/15/26 (a)	1,035	925
Buckeye Partners, L.P.
3.95%, 12/01/26	1,138	1,023
Callon Petroleum Company
6.38%, 07/01/26	875	858
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	2,958	2,936
Chord Energy Corporation
6.38%, 06/01/26 (a)	1,098	1,077
CNX Resources Corporation
7.25%, 03/14/27 (a)	172	170
Colgate Energy Partners III, LLC
7.75%, 02/15/26 (a)	1,015	1,021
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (a)	1,935	1,942
Continental Resources, Inc.
3.80%, 06/01/24	4,262	4,196
2.27%, 11/15/26 (a)	2,089	1,850
4.38%, 01/15/28	1,068	989
Crescent Energy Finance LLC
7.25%, 05/01/26 (a)	1,675	1,642
CrownRock, L.P.
5.63%, 10/15/25 (a)	840	826
DCP Midstream Operating, LP
5.38%, 07/15/25	864	852
Devon Energy Corporation
5.25%, 10/15/27	1,300	1,267
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	859	829
Energy Transfer LP
5.88%, 01/15/24	1,290	1,288
EQT Corporation
6.13%, 02/01/25 (f) (g)	1,514	1,509
3.13%, 05/15/26 (a)	1,772	1,642
3.90%, 10/01/27	727	673
5.70%, 04/01/28	665	652
Greenko Dutch B.V.
3.85%, 03/29/26 (a)	351	317
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (a)	1,260	1,261
Magnolia Oil & Gas Operating LLC
6.00%, 08/01/26 (a)	1,038	1,003
Matador Resources Company
5.88%, 09/15/26	992	958
Occidental Petroleum Corporation
6.38%, 09/01/28	713	719
Oceaneering International, Inc.
4.65%, 11/15/24	876	868
ONEOK, Inc.
5.55%, 11/01/26	461	458
5.65%, 11/01/28	461	455
Ovintiv Canada ULC
5.65%, 05/15/25 - 05/15/28	1,547	1,524
Ovintiv Exploration Inc.
5.38%, 01/01/26	1,500	1,480
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	1,202	1,079
PDC Energy, Inc.
5.75%, 05/15/26	1,557	1,553
Petroleos Mexicanos
6.88%, 08/04/26	530	487
6.49%, 01/23/27	473	419
Plains All American Pipeline, L.P.
3.60%, 11/01/24	902	877
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	733	731
Sitio Royalties Operating Partnership LP
7.88%, 11/01/28 (a)	828	830
SM Energy Company
5.63%, 06/01/25	1,465	1,434
Suncor Energy Inc.
7.88%, 06/15/26	806	843

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Targa Resources Partners LP
6.50%, 07/15/27	1,712	1,703
Tengizchevroil Finance Company S.A R.L.
2.63%, 08/15/25 (a)	1,100	994
The Williams Companies, Inc.
5.40%, 03/02/26	377	374
5.30%, 08/15/28	626	613
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,195	1,133
Vital Energy, Inc.
9.50%, 01/15/25	245	247
Welltec International ApS
8.25%, 10/15/26 (a)	559	568
Western Midstream Operating, LP
6.35%, 01/15/29	278	279
		51,374
Health Care 2.5%
Amgen Inc.
5.51%, 03/02/26	1,371	1,362
5.15%, 03/02/28	1,266	1,245
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,755	1,748
4.25%, 12/15/25 (a)	5,000	4,814
Centene Corporation
4.25%, 12/15/27	1,988	1,832
2.45%, 07/15/28	921	778
Elevance Health, Inc.
4.90%, 02/08/26	556	547
GE HealthCare Technologies Inc.
5.55%, 11/15/24	1,200	1,194
5.60%, 11/15/25	583	579
HCA Inc.
5.25%, 04/15/25 - 06/15/26	3,754	3,683
Humana Inc.
5.70%, 03/13/26	753	753
Illumina, Inc.
5.80%, 12/12/25	799	795
5.75%, 12/13/27	1,105	1,087
The Cigna Group
5.69%, 03/15/26	676	667
		21,084
Consumer Discretionary 2.4%
Daimler Trucks Finance North America LLC
5.15%, 01/16/26 (a)	344	337
General Motors Financial Company, Inc.
2.75%, 06/20/25	916	862
5.40%, 04/06/26	611	598
Hyatt Hotels Corporation
1.80%, 10/01/24 (f)	376	361
5.75%, 01/30/27 (f)	673	668
Hyundai Capital America
0.80%, 01/08/24 (a)	497	490
1.00%, 09/17/24 (a)	1,709	1,628
5.88%, 04/07/25 (a)	451	450
5.50%, 03/30/26 (a)	945	933
5.65%, 06/26/26 (a)	1,005	996
5.95%, 09/21/26 (a)	917	915
6.10%, 09/21/28 (a)	904	899
Lennar Corporation
4.88%, 12/15/23	597	597
LKQ Corporation
5.75%, 06/15/28 (a)	678	662
Nissan Motor Acceptance Company LLC
6.95%, 09/15/26 (a)	1,621	1,630
Prosus N.V.
3.26%, 01/19/27 (a)	875	775
PVH Corp.
4.63%, 07/10/25 (f)	1,451	1,406
Toll Brothers Finance Corp.
4.88%, 11/15/25	867	843
Volkswagen Group of America, Inc.
5.80%, 09/12/25 (a)	1,515	1,509
5.70%, 09/12/26 (a)	1,199	1,192
Warnermedia Holdings, Inc.
3.64%, 03/15/25	1,373	1,324
3.79%, 03/15/25	655	632
6.41%, 03/15/26	887	886
		20,593
Industrials 2.3%
Aircastle Limited
5.25%, 08/11/25 (a)	964	939
Concentrix Corporation
6.65%, 08/02/26	603	599
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	839	825
HEICO Corporation
5.25%, 08/01/28	496	483
Hexcel Corporation
4.95%, 08/15/25 (f) (g)	1,311	1,278
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25	1,161	1,121
Ingersoll Rand Inc.
5.40%, 08/14/28	1,327	1,304
Jacobs Engineering Group Inc.
6.35%, 08/18/28	1,712	1,708
Park Aerospace Holdings Limited
5.50%, 02/15/24 (a)	2,454	2,445
Parker-Hannifin Corporation
3.65%, 06/15/24	420	413
Penske Truck Leasing Co., L.P.
6.05%, 08/01/28 (a)	1,702	1,682
Regal Rexnord Corporation
6.05%, 02/15/26 - 04/15/28 (a) (f)	1,983	1,937
SMBC Aviation Capital Finance Designated Activity Company
5.45%, 05/03/28 (a)	315	305
Spirit Airlines, Inc.
8.00%, 09/20/25 (a)	996	996
Triton Container International Limited
1.15%, 06/07/24 (a)	364	349
2.05%, 04/15/26 (a)	950	848
Veralto Corporation
5.50%, 09/18/26 (a)	1,142	1,137
5.35%, 09/18/28 (a)	997	985
		19,354
Consumer Staples 2.0%
B.A.T Capital Corporation
3.22%, 08/15/24	2,513	2,453
3.56%, 08/15/27	322	294
Chobani, LLC
7.50%, 04/15/25 (a)	1,000	991
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (f)	5,298	5,175
6.13%, 07/27/27 (a)	1,205	1,202
NBM US Holdings, Inc.
7.00%, 05/14/26 (a)	1,000	991
Philip Morris International Inc.
5.13%, 11/17/27	1,040	1,019
Reynolds American Inc.
4.45%, 06/12/25	1,121	1,090
Safeway Inc.
3.25%, 03/15/26 (a)	1,012	936
4.63%, 01/15/27 (a)	900	850
Viterra Finance B.V.
2.00%, 04/21/26 (a)	753	679
4.90%, 04/21/27 (a)	949	911
		16,591
Materials 1.9%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,000	976
4.88%, 05/14/25 (a)	333	327
Baffinland Iron Mines Corporation
8.75%, 07/15/26 (a)	1,154	1,127
Celanese US Holdings LLC
6.17%, 07/15/27 (f)	870	858

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,258	1,253
Freeport-McMoRan Inc.
4.55%, 11/14/24	661	649
Glencore Funding LLC
4.13%, 03/12/24 (a)	4,000	3,965
4.63%, 04/29/24 (a)	1,750	1,734
1.63%, 04/27/26 (a)	893	805
4.00%, 03/27/27 (a)	396	371
6.13%, 10/06/28 (a)	597	596
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (a)	2,185	1,957
Legacy Vulcan Corp.
5.80%, 03/01/26	1,410	1,403
Sasol Financing USA LLC
5.88%, 03/27/24	400	396
		16,417
Real Estate 1.6%
American Tower Corporation
1.60%, 04/15/26	164	148
3.65%, 03/15/27	1,034	959
3.60%, 01/15/28	1,791	1,627
1.50%, 01/31/28	641	532
5.25%, 07/15/28	691	668
Crown Castle Inc.
5.00%, 01/11/28	707	683
EPR Properties
4.75%, 12/15/26	665	610
4.50%, 06/01/27	627	561
GLP Financing, LLC
5.25%, 06/01/25	750	735
Hat Holdings I LLC
3.38%, 06/15/26 (a)	1,009	897
Retail Properties of America, Inc.
4.00%, 03/15/25	577	553
VICI Properties Inc.
5.63%, 05/01/24 (a)	1,450	1,441
3.50%, 02/15/25 (a)	2,500	2,393
4.63%, 06/15/25 (a)	654	632
3.75%, 02/15/27 (a)	498	453
Vornado Realty L.P.
3.50%, 01/15/25	639	606
2.15%, 06/01/26	311	263
		13,761
Communication Services 1.6%
Altice France Holding S.A.
8.13%, 02/01/27 (a)	1,174	1,035
AMC Networks, Inc.
4.75%, 08/01/25	305	281
AT&T Inc.
5.54%, 02/20/26	2,450	2,429
Charter Communications Operating, LLC
4.50%, 02/01/24	1,321	1,313
NBN Co Limited
5.75%, 10/06/28 (a)	694	697
Netflix, Inc.
4.88%, 04/15/28	700	679
Rogers Communications Inc.
4.10%, 10/01/23	2,793	2,793
Sprint Corporation
7.13%, 06/15/24	1,110	1,117
Take-Two Interactive Software, Inc.
3.55%, 04/14/25	140	135
T-Mobile USA, Inc.
2.25%, 02/15/26	1,513	1,394
2.63%, 04/15/26	592	548
3.75%, 04/15/27	673	628
		13,049
Information Technology 0.7%
Arrow Electronics, Inc.
6.13%, 03/01/26	565	563
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (a)	933	837
Dell International L.L.C.
6.02%, 06/15/26 (f)	599	601
4.90%, 10/01/26 (f)	864	843
Microchip Technology Incorporated
0.97%, 02/15/24	885	869
4.25%, 09/01/25	621	601
Oracle Corporation
2.30%, 03/25/28	1,434	1,243
Qorvo, Inc.
1.75%, 12/15/24 (a)	372	349
SK Hynix Inc.
1.50%, 01/19/26 (a)	385	346
		6,252
Total Corporate Bonds And Notes (cost $503,190)		491,628
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 32.3%
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.
Series 2021-A-FL1, 6.60%, (1 Month Term SOFR + 1.26%), 10/20/36 (c)	2,336	2,301
ACRES Commercial Realty 2021-FL2 Issuer, Ltd.
Series 2021-A-FL2, 6.85%, (1 Month Term SOFR + 1.51%), 01/16/37 (c)	1,140	1,129
Affirm Asset Securitization Trust 2023-B
Series 2023-A-B, 6.82%, 04/15/26	1,395	1,397
Americredit Automobile Receivables Trust 2022-2
Series 2022-C-2, 5.32%, 04/18/28	425	418
Anchorage Capital Clo 3-R, LLC
Series 2014-A-3RA, 6.68%, (3 Month Term SOFR + 1.31%), 01/28/31 (c)	252	251
Angel Oak Mortgage Trust 2020-6
Series 2020-A1-6, REMIC, 1.26%, 09/25/24	36	31
Apidos Clo Xxv Blocker A
Series 2016-A1R-25A, 6.76%, (3 Month Term SOFR + 1.43%), 10/20/31 (c)	2,510	2,505
Apidos CLO XXXI
Series 2019-A1R-31A, 6.67%, (3 Month Term SOFR + 1.36%), 04/15/31 (c)	1,700	1,694
Aqua Finance Trust 2021-A
Series 2021-A-A, REMIC, 1.54%, 02/17/27	773	675
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.76%, (SOFR 30-Day Average + 1.45%), 01/15/37 (c)	2,059	2,036
Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
Series 2021-A-FL2, 6.55%, (1 Month Term SOFR + 1.21%), 05/15/36 (c)	760	753
Arbor Realty Commercial Real Estate Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.52%, (1 Month Term SOFR + 1.18%), 08/15/34 (c)	990	974
Ares L CLO Ltd.
Series 2018-AR-50A, 6.62%, (3 Month Term SOFR + 1.31%), 06/15/32 (c)	1,860	1,852
Ares XLII CLO Ltd.
Series 2017-AR-42A, 6.53%, (3 Month Term SOFR + 1.18%), 01/24/28 (c)	658	656
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	2,981	2,920
Series 2020-A-2A, 2.02%, 02/20/26	2,079	1,898
Series 2019-A-3A, REMIC, 2.36%, 03/20/25	950	906
Bain Capital Credit
Series 2017-A1R-1A, 6.56%, (3 Month Term SOFR + 1.23%), 07/20/30 (c)	1,339	1,334
Bain Capital Credit CLO 2019-2, Limited
Series 2019-AR-2A, 6.67%, (3 Month Term SOFR + 1.36%), 10/18/32 (c)	1,000	992
Bain Capital Credit CLO 2020-5, Ltd
Series 2020-A1-5A, 6.81%, (3 Month Term SOFR + 1.48%), 01/20/32 (c)	410	409
Barings CLO Ltd. 2019-III
Series 2019-A1R-3A, 6.66%, (3 Month Term SOFR + 1.33%), 04/21/31 (c)	2,000	1,991
BBCMS 2018-TALL Mortgage Trust
Series 2018-A-TALL, REMIC, 6.25%, (1 Month Term SOFR + 0.92%), 03/16/37 (c) (g)	2,060	1,906

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
BBCMS 2019-BWAY Mortgage Trust
Series 2019-A-BWAY, REMIC, 6.17%, (1 Month Term SOFR + 1.07%), 11/15/34 (c)	845	652
BDS 2021-FL7 Ltd
Series 2021-A-FL7, 6.52%, (1 Month Term SOFR + 1.18%), 06/16/26 (c)	755	745
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R2-IIIA, 6.59%, (3 Month Term SOFR + 1.26%), 07/20/29 (c)	267	267
Benefit Street Partners CLO IV, Ltd.
Series 2014-ARRR-IVA, 6.77%, (3 Month Term SOFR + 1.44%), 01/20/32 (c)	480	478
Benefit Street Partners CLO V-B Ltd
Series 2018-A1A-5BA, 6.68%, (3 Month Term SOFR + 1.35%), 04/20/31 (c)	2,500	2,496
BlueMountain Fuji US Clo I Ltd
Series 2017-A1R-1A, 6.57%, (3 Month Term SOFR + 1.24%), 07/20/29 (c)	2,805	2,794
BMW Vehicle Lease Trust 2023-1
Series 2023-A2-1, 5.27%, 06/25/24	2,321	2,317
Series 2023-A3-1, 5.16%, 03/25/25	2,515	2,501
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	102	100
BSPRT 2021-FL7 Issuer, Ltd.
Series 2021-A-FL7, 6.77%, (1 Month Term SOFR + 1.43%), 12/15/38 (c)	1,540	1,522
BX Commercial Mortgage Trust 2019-IMC
Series 2019-B-IMC, REMIC, 6.75%, (1 Month Term SOFR + 1.41%), 04/17/34 (c)	3,255	3,214
BX Commercial Mortgage Trust 2019-XL
Series 2019-A-XL, REMIC, 6.37%, (1 Month Term SOFR + 1.03%), 10/15/36 (c)	186	186
BX Commercial Mortgage Trust 2021-ACNT
Series 2021-A-ACNT, REMIC, 6.30%, (1 Month Term SOFR + 0.96%), 11/15/38 (c)	1,560	1,530
BX Trust 2018-GW
Series 2018-A-GW, REMIC, 6.50%, (1 Month Term SOFR + 0.85%), 05/15/37 (c) (g)	951	943
BX Trust 2022-LBA6
Series 2022-A-LBA6, REMIC, 6.31%, (1 Month Term SOFR + 1.00%), 01/18/39 (c)	2,755	2,693
BXHPP Trust 2021-FILM
Series 2021-A-FILM, REMIC, 6.10%, (1 Month Term SOFR + 0.76%), 08/17/26 (c)	2,500	2,352
Series 2021-B-FILM, REMIC, 6.35%, (1 Month Term SOFR + 1.01%), 08/17/26 (c)	530	491
Capital One Multi-Asset Execution Trust
Series 2022-A-A2, 3.49%, 05/15/25	2,243	2,171
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	1,129	1,122
Capital One Prime Auto Receivables Trust 2023-1
Series 2023-A2-1, 5.20%, 05/15/26	1,337	1,333
Carlyle Global Market Strategies CLO 2014-3-R Ltd
Series 2014-A1A-3RA, 6.67%, (3 Month Term SOFR + 1.31%), 07/28/31 (c)	3,878	3,868
Carlyle Global Market Strategies CLO 2015-1, Ltd.
Series 2015-AR3-1A, 6.57%, (3 Month Term SOFR + 1.24%), 07/21/31 (c)	1,430	1,424
Carlyle US CLO 2017-2, Ltd.
Series 2017-A1R-2A, 6.64%, (3 Month Term SOFR + 1.31%), 07/21/31 (c)	2,000	1,996
Carlyle US CLO 2017-3, Ltd.
Series 2017-A1AR-3A, 6.49%, (3 Month Term SOFR + 1.16%), 07/20/29 (c)	313	311
Carlyle US CLO 2019-1, Ltd.
Series 2019-A1AR-1A, 6.67%, (3 Month Term SOFR + 1.34%), 04/21/31 (c)	1,600	1,593
Carmax Auto Owner Trust 2020-2
Series 2020-D-2, 5.75%, 03/15/24	1,810	1,801
CarMax Auto Owner Trust 2020-4
Series 2020-B-4, 0.85%, 06/15/26	971	913
Carmax Auto Owner Trust 2023-1
Series 2023-A3-1, 4.75%, 10/15/27	1,475	1,453
Carvana Auto Receivables Trust 2021-N1
Series 2021-A-N1, 0.70%, 11/10/25	122	115
Carvana Auto Receivables Trust 2022-P1
Series 2022-A3-P1, 3.35%, 06/10/25	3,845	3,749
Carvana Auto Receivables Trust 2022-P2
Series 2022-A4-P2, 4.68%, 09/10/26	1,170	1,135
Cedar Funding IX CLO Ltd
Series 2018-A1-9A, 6.57%, (3 Month Term SOFR + 1.24%), 04/21/31 (c)	1,660	1,656
Cedar Funding Ltd
Series 2021-A-14A, 6.67%, (3 Month Term SOFR + 1.36%), 07/15/33 (c)	1,220	1,211
Cedar Funding X CLO Ltd
Series 2019-AR-10A, 6.69%, (3 Month Term SOFR + 1.36%), 10/20/32 (c)	1,400	1,389
Cedar Funding XI Clo Ltd
Series 2019-A1R-11A, 6.51%, (3 Month Term SOFR + 1.31%), 06/01/32 (c)	1,440	1,432
CF Hippolyta Issuer LLC
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	2,827	2,248
CIFC Funding 2012-II, Ltd.
Series 2014-A1R2-1A, 6.67%, (3 Month Term SOFR + 1.36%), 01/31/31 (c)	246	245
CIFC Funding 2013-II, Ltd.
Series 2013-A1L2-2A, 6.57%, (3 Month Term SOFR + 1.26%), 10/18/30 (c)	1,370	1,365
Citigroup Commercial Mortgage Trust 2016-GC37
Series 2016-A4-GC37, REMIC, 3.31%, 01/12/26	3,000	2,791
Citizens Auto Receivables Trust 2023-2
Series 2023-A2A-2, 6.09%, 04/15/25	980	983
COMM 2014-CCRE17 Mortgage Trust
Series 2014-A4-CR17, REMIC, 3.70%, 04/12/24	355	353
Series 2014-A5-CR17, REMIC, 3.98%, 04/12/24	350	345
COMM 2014-UBS3 Mortgage Trust
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	333	329
COMM 2014-UBS4 Mortgage Trust
Series 2014-A5-UBS6, REMIC, 3.64%, 11/13/24	425	412
Credit Acceptance Auto Loan Trust 2021-3
Series 2021-A-3A, 1.00%, 07/15/24	398	391
CSMC 2020-NQM1 Trust
Series 2020-A1-NQM1, REMIC, 1.21%, 05/25/65 (g)	95	84
CSMC 2020-SPT1 Trust
Series 2020-A1-SPT1, REMIC, 1.62%, 06/25/24 (g)	21	21
CSMC 2021-ADV
Series 2021-A-ADV, REMIC, 6.85%, (1 Month Term SOFR + 1.51%), 07/15/38 (c)	510	466
CSMC 2021-NQM1 Trust
Series 2021-A1-NQM1, REMIC, 0.81%, 02/25/25 (g)	853	714
CSMC 2021-NQM3 Trust
Series 2021-A1-NQM3, REMIC, 1.01%, 05/25/25 (c)	306	245
CSMC 2022-NQM1 Trust
Series 2022-A1-NQM1, REMIC, 2.27%, 11/25/66 (c)	876	729
Deephaven Residential Mortgage Trust 2021-3
Series 2021-A1-3, REMIC, 1.19%, 09/25/25	926	760
Dell Equipment Finance Trust 2023-2
Series 2023-A2-2, 5.84%, 03/24/25	3,000	3,005
Drive Auto Receivables Trust 2021-2
Series 2021-D-2, REMIC, 1.39%, 03/15/29	1,127	1,058
Dryden 113 CLO Ltd
Series 2022-A1R-113A, 0.00%, (3 Month Term SOFR + 1.63%), 10/20/35 (c)	850	850
Dryden 47 Senior Loan Fund
Series 2017-A1R-47A, 6.55%, (3 Month Term SOFR + 1.24%), 04/15/28 (c)	1,227	1,226
Dryden 53 CLO Ltd., Series 2017-53A
Series 2017-A-53A, 6.95%, (3 Month Term SOFR + 1.64%), 01/15/31 (c)	510	510
Dryden 55 CLO, Ltd.
Series 2018-A1-55A, 6.59%, (3 Month Term SOFR + 1.28%), 04/15/31 (c)	1,584	1,577

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Dryden 72 CLO Ltd./Dryden 72 CLO LLC
Series 2019-AR-72A, 6.71%, (3 Month Term SOFR + 1.34%), 05/17/32 (c)	1,130	1,123
Ellington Financial Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.18%, 11/25/24 (c)	41	36
Ellington Financial Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (c)	219	177
Elmwood CLO VII Ltd
Series 2020-AR-4A, 0.00%, 01/17/34 (c)	1,280	1,280
Enterprise Fleet Financing 2020-2, LLC
Series 2020-A2-2, REMIC, 0.61%, 01/20/24	34	33
Enterprise Fleet Financing 2023-1 LLC
Series 2023-A2-1, 5.51%, 03/20/26	1,200	1,194
EQUS 2021-EQAZ Mortgage Trust
Series 2021-B-EQAZ, REMIC, 6.55%, (1 Month Term SOFR + 1.21%), 10/15/38 (c)	620	603
Exeter Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.98%, 06/15/26	224	221
Exeter Automobile Receivables Trust 2022-3
Series 2022-A3-3A, 4.21%, 10/15/23	850	848
Series 2022-B-3A, 4.86%, 06/15/24	4,000	3,976
First Investors Auto Owner Trust 2022-2
Series 2022-A-2A, 6.26%, 08/15/25	1,631	1,636
Flagship Credit Auto Trust 2022-3
Series 2022-A2-3, 4.06%, 10/15/25	772	769
Flagship Credit Auto Trust 2022-4
Series 2022-A2-4, 6.15%, 09/15/26	3,165	3,171
Flagship Credit Auto Trust 2023-3
Series 2023-C-3, 6.01%, 07/16/29	2,235	2,218
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-A-FBLU, REMIC, 3.14%, 12/12/24	2,000	1,917
Ford Credit Auto Owner Trust 2019-REV1
Series 2019-A-1, 3.52%, 01/15/24 (g)	524	521
Ford Credit Auto Owner Trust 2020-C
Series 2020-A3-C, 0.41%, 07/15/25	125	123
Ford Credit Auto Owner Trust 2022-REV1
Series 2022-A-1, 3.88%, 05/15/27	4,000	3,743
Galaxy XIX CLO, Ltd.
Series 2015-A1RR-19A, 6.56%, (3 Month Term SOFR + 1.21%), 07/24/30 (c)	571	568
Galaxy XXIII CLO Ltd
Series 2017-AR-23A, 6.48%, (3 Month Term SOFR + 1.13%), 04/24/29 (c)	1,176	1,173
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A3-3, 4.01%, 10/21/24	2,121	2,098
GM Financial Automobile Leasing Trust 2023-1
Series 2023-A3-1, 5.16%, 05/20/25	5,715	5,676
GM Financial Automobile Leasing Trust 2023-2
Series 2023-B-2, 5.54%, 05/20/27	2,775	2,735
GM Financial Consumer Automobile Receivables Trust
Series 2021-A3-1, 0.35%, 05/16/24	118	116
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 6.25%, (1 Month Term SOFR + 1.15%), 12/15/36 (c) (g)	2,806	2,792
Greystone CRE Notes 2021-FL3, Ltd.
Series 2021-A-FL3, 6.65%, (1 Month Term SOFR + 1.31%), 07/15/39 (c)	3,900	3,833
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 6.77%, (3 Month Term SOFR + 1.44%), 10/20/31 (a) (c)	250	249
GS Mortgage Securities Corporation Trust 2021-ARDN
Series 2021-A-ARDN, REMIC, 6.70%, (1 Month Term SOFR + 1.36%), 11/15/23 (c)	1,730	1,690
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-A-ROSS, REMIC, 6.60%, (1 Month Term SOFR + 1.26%), 06/16/36 (c)	650	580
Series 2021-H-ROSS, REMIC, 11.35%, (1 Month Term SOFR + 6.01%), 06/16/36 (c)	750	432
GS Mortgage Securities Trust 2014-GC18
Series 2014-A4-GC18, REMIC, 4.07%, 01/12/24	5,000	4,969
GS Mortgage Securities Trust 2015-GC28
Series 2015-A5-GC28, REMIC, 3.40%, 01/10/25	350	338
Hertz Vehicle Financing III LLC
Series 2021-A-1A, 1.21%, 12/25/24	1,135	1,080
Series 2021-A-2A, 1.68%, 12/25/26	1,241	1,089
HGI CRE CLO 2021-FL2, Ltd.
Series 2021-A-FL2, 6.45%, (1 Month Term SOFR + 1.11%), 09/19/36 (c) (g)	1,103	1,082
HONO 2021-LULU Mortgage Trust
Series 2021-A-LULU, REMIC, 6.60%, (1 Month Term SOFR + 1.26%), 10/16/23 (c)	3,940	3,778
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	1,865	1,859
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series 2019-A-ICON, REMIC, 3.88%, 01/05/24	820	812
J.P. Morgan Chase Commercial Mortgage Securities Trust 2021-1440
Series 2021-B-1440, REMIC, 7.20%, (1 Month Term SOFR + 1.86%), 03/15/24 (c)	2,000	1,751
JPMDB Commercial Mortgage Securities Trust 2020-COR7
Series 2020-A2-COR7, REMIC, 2.21%, 03/15/25 (c)	500	463
Kayne CLO 2 Ltd
Series 2018-AR-2A, 6.65%, (3 Month Term SOFR + 1.34%), 10/15/31 (c)	620	618
KKR CLO 24 LTD.
Series A1R-24, 6.67%, (3 Month Term SOFR + 1.34%), 04/20/32 (c)	1,620	1,615
KNDR Trust 2021-KIND
Series 2021-A-KIND, REMIC, 6.40%, (1 Month Term SOFR + 1.06%), 08/15/26 (c)	1,013	954
KREF 2021-FL2 Ltd.
Series 2021-A-FL2, 6.52%, (1 Month Term SOFR + 1.18%), 02/17/39 (c) (g)	1,520	1,488
Series 2021-AS-FL2, 6.75%, (1 Month Term SOFR + 1.41%), 02/17/39 (c) (g)	1,520	1,455
Lendmark Funding Trust 2021-2
Series 2021-A-2A, 2.00%, 04/20/32	1,710	1,464
Lendmark Funding Trust 2021-B
Series 2021-A-1A, 1.90%, 05/20/26	1,490	1,288
Lendmark Funding Trust 2022-1
Series 2022-A-1A, 5.12%, 04/20/26	1,420	1,383
LFT CRE 2021-FL1 LLC
Series 2021-A-FL1, 6.62%, (1 Month Term SOFR + 1.28%), 06/15/39 (c)	860	841
Series 2021-B-FL1, 7.20%, (1 Month Term SOFR + 1.86%), 06/15/39 (c)	1,360	1,327
LIFE 2022-BMR2 Mortgage Trust
Series 2022-A1-BMR2, REMIC, 6.63%, (1 Month Term SOFR + 1.30%), 05/15/24 (c)	1,220	1,198
Loancore 2019-CRE2 Issuer Ltd.
Series 2019-C-CRE2, 7.45%, (1 Month Term SOFR + 2.11%), 03/15/24 (c)	2,310	2,258
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.86%, (SOFR 30-Day Average + 1.55%), 01/21/37 (c)	1,620	1,599
Madison Park Funding LIX, Ltd.
Series 2021-A-59A, 6.71%, (3 Month Term SOFR + 1.40%), 01/18/34 (c)	3,000	2,982
Madison Park Funding XI, Ltd.
Series 2013-AR2-11A, REMIC, 6.51%, (3 Month Term SOFR + 1.16%), 07/23/29 (c)	1,856	1,845
Magnetite XXIX, Limited
Series 2021-A-29A, 6.56%, (3 Month Term SOFR + 1.25%), 01/17/34 (c)	520	517
Mariner Finance Issuance Trust 2021-B
Series 2021-A-BA, 2.10%, 10/20/27	2,585	2,252
Mariner Finance Issuance Trust 2022-A
Series 2022-A-AA, 6.45%, 10/20/37	2,670	2,677
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
Series 2016-A4-C29, REMIC, 3.33%, 03/17/26	450	418
Morgan Stanley Capital I Trust 2015-420
Series 2015-A-420, REMIC, 3.73%, 10/15/24	353	320

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Natixis Commercial Mortgage Securities Trust 2018-285M
Series 2018-A-285M, REMIC, 3.92%, 11/17/32 (c)	1,000	902
Navient Private Education Refi Loan Trust 2020-F
Series 2020-A-FA, 1.22%, 07/15/69	267	238
Navient Private Education Refi Loan Trust 2021-C
Series 2021-A-CA, 1.06%, 10/15/69	1,204	1,024
Navient Private Education Refi Loan Trust 2022-A
Series 2022-A-A, 2.23%, 07/15/70	1,124	976
Nelnet Student Loan Trust 2021-A
Series 2021-APT1-A, 1.36%, 04/20/62	463	409
Newark BSL CLO 2 Ltd
Series 2017-A1R-1A, 6.58%, (3 Month Term SOFR + 1.23%), 07/25/30 (c)	278	277
NextGear Floorplan Master Owner Trust
Series 2023-A2-1A, 5.74%, 03/16/26	2,280	2,277
OCP CLO 2020-18 Ltd
Series 2020-AR-18A, 6.68%, (3 Month Term SOFR + 1.35%), 07/20/32 (c)	750	748
Octagon Investment Partners 32, Ltd.
Series 2017-A1R-1A, 6.52%, (3 Month Term SOFR + 1.21%), 07/16/29 (c)	1,291	1,285
Octagon Investment Partners XIV Ltd
Series 2012-AARR-1A, 6.52%, (3 Month Term SOFR + 1.21%), 07/16/29 (c)	377	376
Octagon Investment Partners XVII, Ltd.
Series 2013-A1R2-1A, 6.61%, (3 Month Term SOFR + 1.26%), 01/27/31 (c)	242	240
Octagon Loan Funding Ltd
Series 2014-ARR-1A, 6.82%, (3 Month Term SOFR + 1.44%), 11/18/31 (c)	1,874	1,869
Octane Receivables Trust 2021-1
Series 2022-A2-1A, 4.18%, 03/20/25	1,106	1,090
Series 2021-A-1A, 0.93%, 03/22/27	106	104
Octane Receivables Trust 2022-2
Series 2022-A-2A, REMIC, 5.11%, 02/22/28	644	639
One Bryant Park Trust 2019-OBP
Series 2019-A-OBP, 2.52%, 09/17/29	2,650	2,105
One New York Plaza Trust 2020-1NYP
Series 2020-A-1NYP, REMIC, 6.40%, (1 Month Term SOFR + 1.06%), 01/15/26 (c)	1,000	953
OneMain Direct Auto Receivables Trust 2021-1
Series 2021-A-1A, 0.87%, 07/14/28	1,495	1,427
Onemain Financial Issuance Trust 2021-1
Series 2021-A1-1A, 1.55%, 09/14/27	1,160	1,008
OneMain Financial Issuance Trust 2022-3
Series 2022-A-3A, 5.94%, 04/14/26	4,180	4,159
OZLM XVII, Ltd.
Series 2017-A1-17A, 6.84%, (3 Month Term SOFR + 1.51%), 07/22/30 (c)	1,076	1,070
Pagaya AI Debt Trust 2022-1
Series 2022-A-1, 2.03%, 10/15/29	699	686
Parallel 2017-1 Ltd
Series 2017-A1R-1A, 6.62%, (3 Month Term SOFR + 1.29%), 07/20/29 (c)	247	246
PenFed Auto Receivables Owner Trust 2022-A
Series 2022-A2-A, 3.83%, 12/16/24	829	828
Series 2022-A3-A, 3.96%, 04/15/26	4,350	4,297
PFS Financing Corp.
Series 2020-A-E, 1.00%, 10/16/23	1,000	998
Series 2020-A-G, 0.97%, 02/15/24	1,442	1,416
Ready Capital Mortgage Financing 2021-FL6, LLC
Series 2021-A-FL6, 6.38%, (1 Month Term SOFR + 1.06%), 07/25/36 (c)	707	694
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 6.64%, (3 Month Term SOFR + 1.29%), 10/23/30 (c)	1,835	1,829
Santander Drive Auto Receivables Trust 2007-2
Series 2022-C-7, 6.69%, 09/15/27	2,755	2,773
Santander Drive Auto Receivables Trust 2021-1
Series 2021-C-1, 0.75%, 11/15/24	27	27
Series 2021-D-1, 1.45%, 11/15/24	430	409
Series 2021-C-1, 1.02%, 06/15/27	166	164
Santander Drive Auto Receivables Trust 2022-5
Series 2022-C-5, REMIC, 4.74%, 10/16/28	1,195	1,166
Santander Drive Auto Receivables Trust 2022-6
Series 2022-A2-6, 4.37%, 02/15/24	179	179
Santander Drive Auto Receivables Trust 2023-3
Series 2023-A2-3, 6.08%, 12/16/24	1,955	1,956
Santander Retail Auto Lease Trust 2021-A
Series 2021-A3-A, 0.51%, 12/20/23	337	336
Santander Retail Auto Lease Trust 2021-C
Series 2021-A3-C, 0.50%, 03/20/25	184	183
SCF Equipment Leasing 2019-2 LLC
Series 2019-A2-2A, 2.47%, 04/20/26	93	92
Series 2019-B-2A, 2.76%, 08/20/26	1,500	1,473
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	350	344
Series 2021-B-1A, 1.37%, 08/20/29	1,000	935
SCF Equipment Leasing 2022-1 LLC
Series 2022-A3-1A, REMIC, 2.92%, 12/22/25	2,790	2,696
SMRT 2022-MINI
Series 2022-A-MINI, REMIC, 6.33%, (1 Month Term SOFR + 1.00%), 01/15/27 (c)	2,170	2,113
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	457	408
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	1,328	1,327
TCI-Flatiron Clo 2017-1 Ltd
Series 2017-AR-1A, 6.60%, (3 Month Term SOFR + 1.22%), 11/18/30 (c)	565	563
TCI-Flatiron Clo 2018-1 Ltd
Series 2018-ANR-1A, 6.69%, (3 Month Term SOFR + 1.32%), 01/29/32 (c)	250	249
TCW CLO 2022-1 Ltd
Series 2022-A1-1A, 6.69%, (3 Month Term SOFR + 1.34%), 04/22/33 (c)	2,500	2,470
Tesla Auto Lease Trust 2023-A
Series 2023-A2-A, 5.86%, 01/21/25	1,860	1,862
Series 2023-A3-A, 5.89%, 08/20/25	1,615	1,611
Toyota Auto Loan Extended Note Trust 2021-1
Series 2021-A-1A, 1.07%, 02/25/26 (g)	4,000	3,577
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	965	953
Upstart Securitization Trust 2021-5
Series 2021-A-5, 1.31%, 11/20/31	250	247
Valley Stream Park CLO LTD
Series 2022-AR-1A, 0.00%, (3 Month Term SOFR + 1.63%), 10/20/34 (c)	2,130	2,130
Verizon Master Trust
Series 2022-A1A-7, 5.23%, 11/20/24	1,960	1,949
Verus Securitization Trust 2020-5
Series 2020-A1-5, REMIC, 1.22%, 05/25/65 (g)	48	44
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (c)	324	264
Verus Securitization Trust 2021-3
Series 2021-A1-3, REMIC, 1.05%, 06/25/66	442	354
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	547	471
Westlake Automobile Receivables Trust 2021-2
Series 2021-C-2A, 0.89%, 07/15/26	665	645
Westlake Automobile Receivables Trust 2022-2
Series 2022-C-2A, 4.85%, 09/15/27	490	481
Westlake Automobile Receivables Trust 2023-1
Series 2023-A2A-1A, 5.51%, 08/15/24	1,734	1,732
Westlake Automobile Receivables Trust 2023-3
Series 2023-A2A-3A, 5.96%, 10/15/26	4,300	4,303
York CLO-2 Ltd
Series 2015-AR-1A, 6.76%, (3 Month Term SOFR + 1.41%), 01/22/31 (c)	2,848	2,842
Total Non-U.S. Government Agency Asset-Backed Securities (cost $279,427)		272,437
SENIOR FLOATING RATE INSTRUMENTS 4.6%
Consumer Discretionary 1.2%
Carnival Corporation
2023 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 08/01/27 (c)	420	418
Comcast Hulu Holdings, LLC
Term Loan A, 6.31%, (1 Month Term SOFR + 0.88%), 03/15/24 (c)	3,163	3,147

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 7.17%, (1 Month Term SOFR + 1.75%), 10/25/23 (c)	2,000	1,998
KFC Holding Co.
2021 Term Loan B, 7.20%, (1 Month Term SOFR + 1.75%), 03/10/28 (c)	823	822
Resorts World Las Vegas LLC
Term Loan A, 6.83%, (1 Month Term SOFR + 1.50%), 04/16/24 (c) (h)	2,000	2,000
Wyndham Hotels Resorts Inc.
Term Loan, 0.00%, (SOFR + 1.75%), 04/08/27 (c) (i)	1,646	1,632
		10,017
Communication Services 1.0%
Charter Communications Operating, LLC
2019 Term Loan B1, 7.12%, (3 Month Term SOFR + 1.75%), 04/30/25 (c)	4,230	4,231
SBA Senior Finance II LLC
2018 Term Loan B, 0.00%, (1 Month Term SOFR + 1.75%), 03/26/25 (c) (i)	2,150	2,148
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 7.75%, (3 Month Term SOFR + 2.25%), 06/29/25 (c)	1,702	1,700
		8,079
Health Care 0.5%
HCA Inc.
2021 Term Loan A, 0.00%, (1 Month Term SOFR + 1.38%), 06/30/26 (c) (i)	490	489
2021 Term Loan A, 6.81%, (1 Month Term SOFR + 1.38%), 06/30/26 (c)	791	789
Horizon Therapeutics USA Inc.
2021 Term Loan B2, 7.18%, (1 Month Term SOFR + 1.75%), 02/25/28 (c)	2,991	2,987
		4,265
Materials 0.4%
Nutrition & Biosciences, Inc.
3 Year Delayed Draw Term Loan, 6.97%, (SOFR + 1.50%), 02/01/24 (c) (h)	1,483	1,468
5 Year Delayed Draw Term Loan, 7.35%, (SOFR + 1.88%), 01/17/25 (c) (h)	2,025	2,005
		3,473
Utilities 0.4%
Calpine Corporation
2019 Term Loan B10, 0.00%, (1 Month Term SOFR + 2.00%), 08/02/26 (c) (i)	1,059	1,058
Finastra USA, Inc.
USD 1st Lien Term Loan, 4.74%, (3 Month USD LIBOR + 3.50%), 04/06/24 (c)	469	463
MH Sub I, LLC
2017 1st Lien Term Loan, 9.20%, (SOFR + 3.75%), 08/09/24 (c)	851	850
2020 Incremental Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 09/15/24 (c)	956	956
		3,327
Information Technology 0.4%
Imperva Inc.
Term Loan, 0.00%, (SOFR + 4.00%), 01/10/26 (c) (i)	835	836
Project Alpha Intermediate Holding, Inc.
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 04/26/24 (c)	2,145	2,142
		2,978
Real Estate 0.3%
Invitation Homes Operating Partnership LP
2020 Term Loan A, 6.43%, (1 Month Term SOFR + 1.00%), 01/31/25 (c)	2,919	2,898
Consumer Staples 0.2%
US Foods, Inc.
2019 Term Loan B, 7.45%, (1 Month Term SOFR + 2.00%), 08/14/26 (c)	1,436	1,435
Energy 0.1%
Buckeye Partners, L.P.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 2.25%), 11/01/26 (c) (i)	550	549
2021 Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 11/01/26 (c)	685	684
		1,233
Financials 0.1%
Northriver Midstream Fin LP
Term Loan, 0.00%, (3 Month USD LIBOR + 3.25%), 10/01/25 (c) (i)	779	776
Industrials 0.0%
Mileage Plus Holdings LLC
2020 Term Loan B, 10.80%, (3 Month Term SOFR + 5.25%), 12/31/23 (c)	300	311
Total Senior Floating Rate Instruments (cost $38,862)		38,792
GOVERNMENT AND AGENCY OBLIGATIONS 3.8%
Collateralized Mortgage Obligations 1.3%
Connecticut Avenue Securities Trust 2022-R02
Series 2023-2M1-R03, REMIC, 7.81%, (SOFR 30-Day Average + 2.50%), 04/27/43 (c)	907	918
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M1-R08, REMIC, 7.86%, (SOFR 30-Day Average + 2.55%), 07/25/42 (c)	830	846
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M1-R01, REMIC, 7.71%, (SOFR 30-Day Average + 2.40%), 12/26/42 (c)	1,788	1,818
Federal Home Loan Mortgage Corporation
Series 2022-M1A-DNA4, REMIC, 7.51%, (SOFR 30-Day Average + 2.20%), 05/27/42 (c)	2,166	2,191
Series 2022-M1A-HQA2, REMIC, 7.96%, (SOFR 30-Day Average + 2.65%), 07/25/42 (c)	2,101	2,146
Series 2023-M1A-DNA2, REMIC, 7.41%, (SOFR 30-Day Average + 2.10%), 04/25/43 (c)	3,267	3,297
		11,216
U.S. Treasury Inflation Indexed Securities 1.3%
Treasury, United States Department of
0.50%, 04/15/24 (j)	5,939	5,834
0.13%, 04/15/25 (j)	5,326	5,081
		10,915
U.S. Treasury Note 1.2%
Treasury, United States Department of
4.00%, 06/30/28	10,117	9,847
Total Government And Agency Obligations (cost $32,109)		31,978
SHORT TERM INVESTMENTS 1.1%
Commercial Paper 0.7%
Brookfield Infrastructure Holdings (Canada) Inc.
6.29%, 10/05/23	1,798	1,796
CommonSpirit Health
6.29%, 10/04/23	4,319	4,316
		6,112
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.16% (k) (l)	2,429	2,429
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.26% (k) (l)	887	887
Total Short Term Investments (cost $9,430)		9,428
Total Investments 100.0% (cost $863,018)		844,263
Other Derivative Instruments 0.0%		76
Other Assets and Liabilities, Net 0.0%		228
Total Net Assets 100.0%		844,567

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $208,662 and 24.7% of the Fund.

(b) Convertible security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) All or a portion of the security was on loan as of September 30, 2023.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) This senior floating rate interest will settle after September 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(j) Treasury inflation indexed note, par amount is adjusted for inflation.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Lord Abbett Short Duration Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	9,927	363,503	371,001	289	—	—	2,429	0.3
JNL Government Money Market Fund, 5.26% - Class SL	—	22,919	22,032	30	—	—	887	0.1
JNL Securities Lending Collateral Fund - Institutional Class	1,035	70,840	71,875	113	—	—	—	—
	10,962	457,262	464,908	432	—	—	3,316	0.4

JNL/Lord Abbett Short Duration Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Citizens Bank, National Association, 4.58%, 08/09/28	08/04/22	868	827	0.1
UBS AG, 5.13%, 05/15/24	08/14/20	1,939	1,873	0.2
		2,807	2,700	0.3

JNL/Lord Abbett Short Duration Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,791	January 2024	363,835	182	(780)

Short Contracts
United States 5 Year Note	(676)	January 2024	(71,879)	(106)	656

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Lord Abbett Short Duration Income Fund
Assets - Securities
Corporate Bonds And Notes	—	491,628	—	491,628
Non-U.S. Government Agency Asset-Backed Securities	—	272,437	—	272,437
Senior Floating Rate Instruments	—	33,319	5,473	38,792
Government And Agency Obligations	—	31,978	—	31,978
Short Term Investments	3,316	6,112	—	9,428
	3,316	835,474	5,473	844,263
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	656	—	—	656
	656	—	—	656
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(780)	—	—	(780)
	(780)	—	—	(780)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Communication Services Sector Fund
COMMON STOCKS 99.4%
Communication Services 98.1%
Activision Blizzard, Inc.	96	8,982
Alphabet Inc. - Class A (a)	796	104,151
Alphabet Inc. - Class C (a)	677	89,266
AMC Entertainment Holdings, Inc. - Class A (a)	8	62
AT&T Inc.	959	14,399
Cable One, Inc.	1	376
Cogent Communications Holdings, Inc.	6	362
Comcast Corporation - Class A	552	24,489
Dish Network Corporation - Class A (a) (b)	33	195
Electronic Arts Inc.	33	3,980
Endeavor Group Holdings, Inc. - Class A	25	498
Former Charter Communications Parent, Inc. - Class A (a)	14	6,003
Fox Corporation - Class A	34	1,068
Fox Corporation - Class B	18	513
Frontier Communications Parent, Inc. (a)	29	457
IAC Inc. (a)	9	472
Iridium Communications Inc.	17	752
John Wiley & Sons, Inc. - Class A	6	211
Liberty Broadband Corporation - Series A (a)	2	200
Liberty Broadband Corporation - Series C (a)	15	1,397
Liberty Media Corporation - Series A (a)	10	254
Liberty Media Corporation - Series A (a)	3	179
Liberty Media Corporation - Series C (a)	28	1,739
Liberty Media Corporation - Series C (a)	20	512
Live Nation Entertainment, Inc. (a)	19	1,574
Lumen Technologies Inc. (a) (b)	134	190
Match Group, Inc. (a)	37	1,462
Meta Platforms, Inc. - Class A (a)	298	89,508
Netflix, Inc. (a)	60	22,457
News Corporation - Class A	51	1,020
News Corporation - Class B	15	322
Nexstar Media Group, Inc. - Class A	5	639
Omnicom Group Inc.	26	1,968
Paramount Global - Class A (b)	1	14
Paramount Global - Class B (b)	64	827
Pinterest, Inc. - Class A (a)	78	2,109
Playtika Holding Corp. (a)	12	117
Roblox Corporation - Class A (a)	65	1,871
Roku Inc. - Class A (a)	17	1,169
Shutterstock, Inc.	3	117
Sirius XM Holdings Inc. (b)	93	421
Snap Inc. - Class A (a)	136	1,207
Sphere Entertainment Co. - Class A	2	410
Take-Two Interactive Software, Inc. (a)	21	2,973
TEGNA Inc.	27	397
The Interpublic Group of Companies, Inc.	52	1,479
The New York Times Company - Class A	22	904
The Walt Disney Company (a)	245	19,890
TKO Group Holdings Inc. - Class A	7	591
T-Mobile USA, Inc.	69	9,721
Verizon Communications Inc.	564	18,289
Warner Music Group Corp. - Class A	19	582
Yelp Inc. (a)	9	373
Ziff Davis, Inc. (a)	6	403
		443,521
Consumer Discretionary 0.7%
Doordash, Inc. - Class A (a)	40	3,197
Vitamin Oldco Holdings, Inc. (a) (c)	6	—
Information Technology 0.3%
Twilio Inc. - Class A (a)	24	1,422
Real Estate 0.3%
Zillow Group, Inc. - Class A (a)	7	317
Zillow Group, Inc. - Class C (a)	21	975
		1,292
Total Common Stocks (cost $431,385)		449,432
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	5,004	5,004
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	574	574
Total Short Term Investments (cost $5,578)		5,578
Total Investments 100.7% (cost $436,963)		455,010
Other Derivative Instruments (0.0)%		(40)
Other Assets and Liabilities, Net (0.7)%		(2,970)
Total Net Assets 100.0%		452,000

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon Communication Services Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	436	160,938	156,370	148	—	—	5,004	1.1
JNL Government Money Market Fund, 5.26% - Class SL	—	4,716	4,142	12	—	—	574	0.1
JNL Securities Lending Collateral Fund - Institutional Class	432	3,331	3,763	13	—	—	—	—
	868	168,985	164,275	173	—	—	5,578	1.2

JNL/Mellon Communication Services Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Communication Services Select Sector Index	35	December 2023	3,098	(40)	(65)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Communication Services Sector Fund
Assets - Securities
Common Stocks	449,432	—	—	449,432
Short Term Investments	5,578	—	—	5,578
	455,010	—	—	455,010
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(65)	—	—	(65)
	(65)	—	—	(65)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Discretionary Sector Fund
COMMON STOCKS 99.6%
Consumer Discretionary 95.0%
Academy Sports & Outdoors, Inc.	26	1,239
Acushnet Holdings Corp.	10	546
Adient Public Limited Company (a)	31	1,153
Advance Auto Parts, Inc.	20	1,112
Airbnb, Inc. - Class A (a)	144	19,784
Amazon.com, Inc. (a)	2,154	273,763
American Eagle Outfitters, Inc.	61	1,015
Aptiv PLC (a)	96	9,442
Asbury Automotive Group, Inc. (a)	7	1,648
Autoliv, Inc.	26	2,466
AutoNation, Inc. (a)	9	1,381
AutoZone, Inc. (a)	6	15,588
Bath & Body Works, Inc.	78	2,621
Best Buy Co., Inc.	65	4,513
Bloomin' Brands, Inc.	30	745
Booking Holdings Inc. (a)	12	37,214
BorgWarner Inc.	80	3,217
Boyd Gaming Corporation	24	1,477
Bright Horizons Family Solutions, Inc. (a)	19	1,564
Brunswick Corporation	24	1,883
Burlington Stores, Inc. (a)	22	2,976
Caesars Entertainment, Inc. (a)	72	3,341
Capri Holdings Limited (a)	39	2,067
CarMax, Inc. (a)	53	3,741
Carnival Corporation (a)	340	4,669
Carter's, Inc.	13	886
Cavco Industries, Inc. (a)	3	683
Chewy, Inc. - Class A (a) (b)	40	727
Chipotle Mexican Grill, Inc. (a)	9	17,087
Choice Hotels International, Inc.	9	1,077
Churchill Downs Incorporated	23	2,677
Columbia Sportswear Company	12	880
Coupang, Inc. - Class A (a)	386	6,568
Cracker Barrel Old Country Store, Inc. (b)	7	494
Crocs, Inc. (a)	21	1,864
D.R. Horton, Inc.	103	11,080
Dana Incorporated	44	639
Darden Restaurants, Inc.	40	5,803
Deckers Outdoor Corporation (a)	9	4,490
Dick's Sporting Goods, Inc.	21	2,306
Dillard's, Inc. - Class A (b)	1	344
DK Crown Holdings Inc. - Class A (a)	157	4,622
Domino's Pizza, Inc.	12	4,478
Dorman Products, Inc. (a)	9	693
eBay Inc.	180	7,936
ETSY, Inc. (a)	41	2,668
Expedia Group, Inc. (a)	47	4,798
Five Below, Inc. (a)	19	3,026
Floor & Decor Holdings, Inc. - Class A (a)	36	3,219
Foot Locker, Inc. (b)	25	437
Ford Motor Company	1,330	16,518
Fox Factory Holding Corp. (a)	14	1,387
Frontdoor, Inc. (a)	28	853
GameStop Corp. - Class A (a) (b)	91	1,497
General Motors Company	464	15,291
Gentex Corporation	79	2,577
Genuine Parts Company	47	6,860
Group 1 Automotive, Inc.	5	1,234
H & R Block, Inc.	51	2,204
Harley-Davidson, Inc.	44	1,464
Hasbro, Inc.	44	2,918
Hilton Grand Vacations Inc. (a)	25	1,021
Hilton Worldwide Holdings Inc.	88	13,241
Hyatt Hotels Corporation - Class A	16	1,647
Installed Building Products, Inc.	8	996
KB Home	27	1,233
Kohl's Corporation	38	803
Kontoor Brands, Inc.	16	699
Las Vegas Sands Corp.	111	5,092
LCI Industries	9	1,030
Lear Corporation	20	2,621
Leggett & Platt, Incorporated	45	1,138
Lennar Corporation - Class A	85	9,572
Lennar Corporation - Class B	5	464
LGI Homes, Inc. (a)	7	686
Life Time Group Holdings, Inc. (a)	18	275
Light & Wonder, Inc. (a)	31	2,212
Lithia Motors, Inc. - Class A	9	2,758
LKQ Corporation	91	4,495
Lowe`s Companies, Inc.	198	41,101
Lucid Group, Inc. (a) (b)	301	1,684
Lululemon Athletica Canada Inc. (a)	39	15,081
M.D.C. Holdings, Inc.	19	804
Macy's, Inc.	91	1,052
Marriott International, Inc. - Class A	84	16,575
Marriott Vacations Worldwide Corporation	11	1,153
Mattel, Inc. (a)	120	2,642
McDonald's Corporation	246	64,870
MercadoLibre S.R.L (a)	16	19,755
Meritage Homes Corporation	12	1,490
MGM Resorts International	95	3,499
Mister Car Wash, Inc. (a) (b)	25	139
Mohawk Industries, Inc. (a)	18	1,509
Murphy USA Inc.	7	2,266
NIKE, Inc. - Class B	414	39,551
Nordstrom, Inc. (b)	38	563
Norwegian Cruise Line Holdings Ltd. (a)	140	2,313
NVR, Inc. (a)	1	6,595
O'Reilly Automotive, Inc. (a)	20	18,551
Papa John's International, Inc.	11	769
Peloton Interactive, Inc. - Class A (a) (b)	113	570
PENN Entertainment, Inc. (a)	52	1,200
Penske Automotive Group, Inc.	7	1,111
Petco Health And Wellness Company, Inc. - Class A (a)	25	102
Planet Fitness, Inc. - Class A (a)	28	1,383
Polaris Inc.	18	1,858
PulteGroup, Inc.	74	5,512
PVH Corp.	21	1,603
Quantumscape Battery, Inc. - Class A (a) (b)	116	777
Ralph Lauren Corporation - Class A	14	1,583
Red Rock Resorts, Inc. - Class A	16	659
RH (a)	5	1,393
Ross Stores, Inc.	115	13,010
Royal Caribbean Cruises Ltd.	80	7,331
Seaworld Entertainment, Inc. (a)	13	625
Service Corporation International	51	2,929
Shake Shack, Inc. - Class A (a)	12	727
Signet Jewelers Limited	15	1,075
Skechers U.S.A., Inc. - Class A (a)	46	2,247
Skyline Champion Corporation (a)	18	1,148
Starbucks Corporation	386	35,270
Steven Madden, Ltd.	23	741
Tapestry, Inc.	79	2,268
Taylor Morrison Home II Corporation - Class A (a)	36	1,539
Tempur Sealy International, Inc.	58	2,536
Tesla Inc. (a)	933	233,355
Texas Roadhouse, Inc. - Class A	23	2,193
The Gap, Inc.	71	753
The Goodyear Tire & Rubber Company (a)	97	1,201
The Home Depot, Inc.	340	102,597
The TJX Companies, Inc.	388	34,520
The Wendy's Company	57	1,166
Thor Industries, Inc.	18	1,685
Toll Brothers, Inc.	37	2,747
Topgolf Callaway Brands Corp. (a)	47	646
Tractor Supply Company	36	7,407
Travel + Leisure Co.	26	941
Ulta Beauty, Inc. (a)	17	6,736
Under Armour, Inc. - Class A (a)	59	406
Under Armour, Inc. - Class C (a)	75	477
Urban Outfitters, Inc. (a)	20	661
V.F. Corporation	113	1,991
Vail Resorts, Inc.	13	2,889
Victoria's Secret & Co. (a)	26	431
Visteon Corporation (a)	9	1,307

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Wayfair Inc. - Class A (a) (b)	31	1,851
Whirlpool Corporation	19	2,487
Williams-Sonoma, Inc.	22	3,377
Wingstop Inc.	10	1,784
Wyndham Hotels & Resorts, Inc.	29	1,998
Wynn Resorts, Limited	33	3,037
YETI Holdings, Inc. (a)	29	1,401
Yum! Brands, Inc.	95	11,831
		1,354,467
Materials 2.9%
Amcor Pty Ltd	500	4,583
Avery Dennison Corporation	27	5,003
Ball Corporation	107	5,319
Berry Global Group, Inc.	40	2,456
Crown Holdings, Inc.	41	3,621
Graphic Packaging Holding Company	105	2,337
Greif, Inc. - Class A	9	580
Greif, Inc. - Class B	2	110
International Paper Company	116	4,125
O-I Glass, Inc. (a)	51	860
Packaging Corporation of America	31	4,689
Sealed Air Corporation	48	1,570
Silgan Holdings Inc.	28	1,212
Sonoco Products Company	32	1,762
WestRock Company	86	3,089
		41,316
Industrials 1.4%
Albany International Corp. - Class A	11	913
Allison Systems, Inc.	31	1,811
Chargepoint Inc. - Class A (a) (b)	104	518
Copart, Inc. (a)	294	12,656
Driven Brands Holdings Inc. (a)	22	277
Rollins, Inc.	93	3,468
Rush Enterprises, Inc. - Class A	22	891
Rush Enterprises, Inc. - Class B	3	150
		20,684
Consumer Staples 0.3%
Casey's General Stores, Inc.	13	3,432
Olaplex Holdings, Inc. (a)	28	54
Reynolds Consumer Products Inc.	17	440
		3,926
Communication Services 0.0%
TripAdvisor, Inc. (a)	34	559
Total Common Stocks (cost $1,194,827)		1,420,952
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	4,689	4,689
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	3,488	3,488
Total Short Term Investments (cost $8,177)		8,177
Total Investments 100.2% (cost $1,203,004)		1,429,129
Other Derivative Instruments 0.0%		39
Other Assets and Liabilities, Net (0.2)%		(2,858)
Total Net Assets 100.0%		1,426,310

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon Consumer Discretionary Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	2,240	149,993	147,544	209	—	—	4,689	0.3
JNL Government Money Market Fund, 5.26% - Class SL	—	19,799	16,311	77	—	—	3,488	0.3
JNL Securities Lending Collateral Fund - Institutional Class	3,852	18,457	22,309	111	—	—	—	—
	6,092	188,249	186,164	397	—	—	8,177	0.6

JNL/Mellon Consumer Discretionary Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Discretionary Select Sector Index	34	December 2023	5,798	39	(213)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Discretionary Sector Fund
Assets - Securities
Common Stocks	1,420,952	—	—	1,420,952
Short Term Investments	8,177	—	—	8,177
	1,429,129	—	—	1,429,129
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(213)	—	—	(213)
	(213)	—	—	(213)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 99.6%
Consumer Staples 97.6%
Albertsons Companies, Inc. - Class A	86	1,957
Altria Group, Inc.	267	11,208
Archer-Daniels-Midland Company	85	6,377
Bellring Intermediate Holdings, Inc. (a)	35	1,456
BJ's Wholesale Club Holdings, Inc. (a)	29	2,091
Brown-Forman Corporation - Class A	18	1,072
Brown-Forman Corporation - Class B	37	2,109
Bunge Limited	27	2,970
Cal-Maine Foods, Inc.	19	931
Campbell Soup Company	44	1,821
Celsius Holdings, Inc. (a)	10	1,781
Church & Dwight Co., Inc.	42	3,848
Coca-Cola Consolidated, Inc.	2	1,094
Colgate-Palmolive Company	126	8,982
Conagra Brands, Inc.	92	2,513
Constellation Brands, Inc. - Class A	25	6,401
Costco Wholesale Corporation	64	36,104
Coty Inc. - Class A (a)	112	1,226
Darling Ingredients Inc. (a)	34	1,788
Dollar General Corporation	36	3,855
Dollar Tree, Inc. (a)	36	3,784
e.l.f. Beauty, Inc. (a)	13	1,415
Edgewell Personal Care Colombia S A S	25	938
Flowers Foods, Inc.	58	1,277
Freshpet, Inc. (a) (b)	16	1,077
General Mills, Inc.	93	5,962
Grocery Outlet Holding Corp. (a)	36	1,050
Hormel Foods Corporation	59	2,262
Hostess Brands, Inc. - Class A (a)	43	1,439
Ingredion Incorporated	16	1,593
Inter Parfums, Inc.	8	1,035
J&J Snack Foods Corp.	6	1,029
Kellogg Company	49	2,909
Kenvue Inc.	276	5,543
Keurig Dr Pepper Inc.	163	5,143
Kimberly-Clark Corporation	53	6,432
Kraft Foods Group, Inc.	134	4,501
Lamb Weston Holdings, Inc.	28	2,554
Lancaster Colony Corporation	7	1,200
McCormick & Company, Incorporated	44	3,332
MGPI Processing, Inc.	8	884
Molson Coors Beverage Company - Class B	37	2,365
Mondelez International, Inc. - Class A	202	14,034
Monster Beverage 1990 Corporation (a)	117	6,216
National Beverage Corp. (a)	18	839
PepsiCo, Inc.	199	33,640
Performance Food Group Company (a)	34	1,986
Philip Morris International Inc.	227	21,001
Pilgrim's Pride Corporation (a)	35	788
Post Holdings, Inc. (a)	15	1,292
PriceSmart, Inc.	13	945
Spectrum Brands Holdings, Inc.	14	1,057
Sprouts Farmers Market, Inc. (a)	32	1,359
Sysco Corporation	81	5,368
Target Corporation	71	7,832
The Boston Beer Company, Inc. - Class A (a)	3	1,238
The Clorox Company	22	2,879
The Coca-Cola Company	562	31,465
The Estee Lauder Companies Inc. - Class A	37	5,386
The Hershey Company	25	4,899
The J. M. Smucker Company	19	2,373
The Kroger Co.	108	4,835
The Procter & Gamble Company	338	49,271
The Simply Good Foods Company (a)	34	1,172
Treehouse Foods, Inc. (a)	22	976
Tyson Foods, Inc. - Class A	54	2,708
US Foods Holding Corp. (a)	50	1,974
Walmart Inc.	206	32,945
Weis Markets, Inc.	13	829
		396,615
Consumer Discretionary 1.8%
Chegg, Inc. (a)	82	730
Graham Holdings Co., Ltd. - Class B	2	996
Grand Canyon Education, Inc. (a)	10	1,202
Helen of Troy Limited (a)	10	1,117
Krispy Kreme, Inc.	66	820
Newell Brands Inc.	123	1,113
Ollie's Bargain Outlet Holdings, Inc. (a)	18	1,365
		7,343
Health Care 0.2%
Hims & Hers Health, Inc. - Class A (a)	129	810
Total Common Stocks (cost $431,507)		404,768
SHORT TERM INVESTMENTS 0.3%
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	1,164	1,164
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	12	12
Total Short Term Investments (cost $1,176)		1,176
Total Investments 99.9% (cost $432,683)		405,944
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net 0.1%		270
Total Net Assets 100.0%		406,208

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon Consumer Staples Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	555	100,955	100,346	55	—	—	1,164	0.3
JNL Government Money Market Fund, 5.26% - Class SL	—	4,184	4,172	1	—	—	12	—
JNL Securities Lending Collateral Fund - Institutional Class	—	2,248	2,248	5	—	—	—	—
	555	107,387	106,766	61	—	—	1,176	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	34	December 2023	2,457	(6)	(80)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	404,768	—	—	404,768
Short Term Investments	1,176	—	—	1,176
	405,944	—	—	405,944
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(80)	—	—	(80)
	(80)	—	—	(80)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Dow Index Fund
COMMON STOCKS 99.4%
Health Care 20.2%
Amgen Inc.	228	61,425
Johnson & Johnson	229	35,597
Merck & Co., Inc.	228	23,529
UnitedHealth Group Incorporated	229	115,233
		235,784
Financials 19.8%
American Express Company	229	34,097
JPMorgan Chase & Co.	229	33,144
The Goldman Sachs Group, Inc.	228	73,952
The Travelers Companies, Inc.	229	37,325
Visa Inc. - Class A	229	52,569
		231,087
Information Technology 18.0%
Apple Inc.	229	39,130
Cisco Systems, Inc.	228	12,287
Intel Corporation	229	8,125
International Business Machines Corporation	228	32,066
Microsoft Corporation	228	72,165
Salesforce, Inc. (a)	229	46,345
		210,118
Industrials 14.5%
3M Company	228	21,397
Caterpillar Inc.	228	62,394
Honeywell International Inc.	228	42,222
The Boeing Company (a)	228	43,808
		169,821
Consumer Discretionary 12.9%
McDonald's Corporation	228	60,209
NIKE, Inc. - Class B	229	21,854
The Home Depot, Inc.	229	69,059
		151,122
Consumer Staples 7.5%
The Coca-Cola Company	229	12,794
The Procter & Gamble Company	229	33,336
Walgreens Boots Alliance, Inc.	228	5,083
Walmart Inc.	229	36,552
		87,765
Energy 3.3%
Chevron Corporation	228	38,538
Communication Services 2.2%
The Walt Disney Company (a)	229	18,524
Verizon Communications Inc.	229	7,407
		25,931
Materials 1.0%
Dow Inc.	228	11,784
Total Common Stocks (cost $788,182)		1,161,950
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	6,525	6,525
Total Short Term Investments (cost $6,525)		6,525
Total Investments 100.0% (cost $794,707)		1,168,475
Other Derivative Instruments (0.0)%		(33)
Other Assets and Liabilities, Net 0.0%		22
Total Net Assets 100.0%		1,168,464

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon Dow Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	16,914	105,202	115,591	301	—	—	6,525	0.6
JNL Government Money Market Fund, 5.26% - Class SL	—	40,426	40,426	11	—	—	—	—
	16,914	145,628	156,017	312	—	—	6,525	0.6

JNL/Mellon Dow Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Dow Jones Industrial Average Index	43	December 2023	7,478	(33)	(227)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Dow Index Fund
Assets - Securities
Common Stocks	1,161,950	—	—	1,161,950
Short Term Investments	6,525	—	—	6,525
	1,168,475	—	—	1,168,475
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(227)	—	—	(227)
	(227)	—	—	(227)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Energy Sector Fund
COMMON STOCKS 99.4%
Energy 98.9%
Antero Midstream Corporation	387	4,641
Antero Resources Corporation (a)	330	8,366
Apa Corp.	357	14,660
Baker Hughes Company - Class A	1,179	41,633
Cactus, Inc. - Class A	75	3,767
California Resources Corporation	76	4,239
Callon Petroleum Company (a)	65	2,552
ChampionX Corporation	230	8,199
Cheniere Energy, Inc.	282	46,716
Chesapeake Energy Corporation	131	11,326
Chevron Corporation	2,071	349,279
Chord Energy Corporation	48	7,818
Civitas Resources, Inc.	100	8,056
CNX Resources Corporation (a)	193	4,362
Comstock Resources, Inc. (b)	107	1,184
ConocoPhillips	1,398	167,484
CONSOL Energy Inc.	34	3,526
Coterra Energy Inc.	878	23,738
CVR Energy, Inc.	34	1,166
Denbury Inc. (a)	59	5,747
Devon Energy Corporation	748	35,680
Diamondback Energy, Inc.	210	32,496
DT Midstream, Inc.	112	5,944
EOG Resources, Inc.	680	86,168
EQT Corporation	418	16,978
Equitrans Midstream Corporation	504	4,727
Exxon Mobil Corporation	4,674	549,523
Halliburton Company	1,049	42,485
Helmerich & Payne, Inc.	120	5,055
Hess Corporation	323	49,362
HF Sinclair Corporation	170	9,667
Highpeak Energy, Inc. (b)	17	286
Kinder Morgan, Inc.	2,263	37,523
Kosmos Energy Ltd. (a)	537	4,396
Liberty Energy Inc. - Class A	181	3,353
Magnolia Oil & Gas Corporation - Class A	219	5,026
Marathon Oil Corporation	715	19,118
Marathon Petroleum Corporation	467	70,646
Matador Resources Company	131	7,770
Murphy Oil Corporation	173	7,854
Northern Oil and Gas Incorporated	98	3,932
NOV Inc.	458	9,565
Occidental Petroleum Corporation	775	50,258
ONEOK, Inc.	678	43,021
Ovintiv Canada ULC	296	14,088
Patterson-UTI Energy, Inc.	365	5,052
PBF Energy Inc. - Class A	126	6,754
Peabody Energy Corporation	134	3,493
Permian Resources Corporation - Class A	321	4,476
Phillips 66	520	62,461
Pioneer Natural Resources Company	272	62,480
Range Resources Corporation	278	9,024
Schlumberger Limited	1,659	96,731
SM Energy Company	141	5,579
Southwestern Energy Company (a)	1,281	8,264
Targa Resources Corp.	262	22,440
Texas Pacific Land Corporation	7	13,241
The Williams Companies, Inc.	1,420	47,844
Transocean Ltd. (a) (c)	788	6,467
Valaris Limited (a)	74	5,570
Valero Energy Corporation	412	58,423
Weatherford International Public Limited Company (a)	84	7,601
		2,259,280
Utilities 0.3%
National Fuel Gas Company	107	5,566
Consumer Discretionary 0.2%
Valvoline, Inc.	163	5,241
Total Common Stocks (cost $1,713,665)		2,270,087
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	9,579	9,579
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	301	301
Total Short Term Investments (cost $9,880)		9,880
Total Investments 99.8% (cost $1,723,545)		2,279,967
Other Derivative Instruments (0.0)%		(275)
Other Assets and Liabilities, Net 0.2%		3,790
Total Net Assets 100.0%		2,283,482

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon Energy Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	24,350	353,757	368,528	225	—	—	9,579	0.4
JNL Government Money Market Fund, 5.26% - Class SL	—	11,932	11,631	9	—	—	301	—
JNL Securities Lending Collateral Fund - Institutional Class	473	2,859	3,332	8	—	—	—	—
	24,823	368,548	383,491	242	—	—	9,880	0.4

JNL/Mellon Energy Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	06/17/22	2,979	6,467	0.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Mellon Energy Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Energy Select Sector Index	131	December 2023	12,696	(275)	(178)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Energy Sector Fund
Assets - Securities
Common Stocks	2,270,087	—	—	2,270,087
Short Term Investments	9,880	—	—	9,880
	2,279,967	—	—	2,279,967
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(178)	—	—	(178)
	(178)	—	—	(178)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Financial Sector Fund
COMMON STOCKS 99.4%
Financials 99.4%
Affiliated Managers Group, Inc.	8	1,052
AFLAC Incorporated	124	9,509
Ally Financial Inc.	63	1,672
American Equity Investment Life Holding Company	14	764
American Express Company	134	19,917
American Financial Group, Inc.	15	1,705
American International Group, Inc.	163	9,887
Ameriprise Financial, Inc.	24	7,788
Ameris Bancorp	15	575
Aon Global Limited - Class A	47	15,092
Apollo Global Management, Inc.	100	8,975
Arch Capital Group Ltd. (a)	85	6,803
Ares Management Corporation - Class A	38	3,878
Arthur J. Gallagher & Co.	49	11,265
Artisan Partners Asset Management Inc. - Class A	15	580
Associated Banc-Corp	34	584
Assurant, Inc.	12	1,754
Assured Guaranty Ltd.	13	775
Atlantic Union Bank	17	488
AXIS Capital Holdings Limited	18	1,009
Axos Financial, Inc. (a)	12	449
BancFirst Corporation	3	287
Bank of America Corporation	1,586	43,434
Bank OZK	24	898
Berkshire Hathaway Inc. - Class B (a)	418	146,587
BlackRock, Inc.	32	20,820
Blackstone Inc. - Class A	163	17,449
Blue Owl Capital Inc. - Class A	94	1,218
BOK Financial Corporation	6	489
Brighthouse Financial, Inc. (a)	15	712
Brown & Brown, Inc.	54	3,795
Cadence Bank	43	911
Capital One Financial Corporation	87	8,477
Cathay General Bancorp	17	580
Chubb Limited	94	19,620
Cincinnati Financial Corporation	36	3,711
Citigroup Inc.	442	18,174
Citizens Financial Group, Inc.	109	2,910
CME Group Inc. - Class A	83	16,528
CNO Financial Group, Inc.	26	616
Cohen & Steers, Inc.	6	349
Coinbase Global, Inc. - Class A (a) (b)	38	2,880
Columbia Banking System, Inc.	49	988
Comerica Incorporated	31	1,270
Commerce Bancshares, Inc.	26	1,256
Community Bank System, Inc.	12	520
Corebridge Financial, Inc.	37	729
Credit Acceptance Corporation (a)	1	633
Cullen/Frost Bankers, Inc.	15	1,344
CVB Financial Corp.	30	494
Discover Financial Services	57	4,948
East West Bancorp, Inc.	32	1,684
Eastern Bankshares, Inc.	37	463
Enact Holdings, Inc.	7	177
Enstar Group Limited (a)	3	745
Equitable Holdings, Inc.	75	2,135
Erie Indemnity Company - Class A	6	1,689
Essent Group Ltd.	25	1,164
Evercore Inc. - Class A	8	1,107
Everest Re Group, Ltd.	10	3,673
F&G Annuities & Life, Inc.	4	106
F.N.B. Corporation	83	898
FactSet Research Systems Inc.	9	3,827
Federated Hermes, Inc. - Class B	20	669
Fidelity National Financial, Inc. - Class A	60	2,460
Fifth Third Bancorp	157	3,967
First American Financial Corporation	24	1,334
First Bancorp.	42	561
First Citizens BancShares, Inc. - Class A	3	3,798
First Financial Bankshares, Inc.	29	718
First Hawaiian, Inc.	29	527
First Horizon Corporation	129	1,420
First Interstate BancSystem, Inc. - Class A	20	497
FirstCash Holdings, Inc.	8	848
Franklin Resources, Inc.	65	1,608
Freedom Holding Corp. (a) (b)	4	315
Glacier Bancorp, Inc.	25	726
Globe Life Inc.	20	2,177
Hamilton Lane Incorporated - Class A	9	769
Hancock Whitney Corporation	20	734
Home BancShares, Inc.	43	904
Houlihan Lokey, Inc. - Class A	12	1,253
Huntington Bancshares Incorporated	333	3,462
Independence Holdings, LLC	28	1,121
Independent Bank Corp.	10	490
Interactive Brokers Group, Inc. - Class A	25	2,128
Intercontinental Exchange, Inc.	131	14,449
International Bancshares Corporation	12	521
Invesco Ltd.	103	1,500
Jackson Financial Inc. - Class A (c)	17	638
Janus Henderson Group PLC	31	804
Jefferies Financial Group Inc.	41	1,486
JPMorgan Chase & Co.	667	96,704
K.K.R. Co., Inc. - Class A	148	9,136
KeyCorp	216	2,329
Kinsale Capital Group, Inc.	5	2,072
Lincoln National Corporation	39	969
Loews Corporation	42	2,653
LPL Financial Holdings Inc.	18	4,172
M&T Bank Corporation	38	4,798
Markel Group Inc. (a)	3	4,497
MarketAxess Holdings Inc.	9	1,854
Marsh & Mclennan Companies, Inc.	113	21,569
MasterCard Incorporated - Class A	191	75,585
MetLife, Inc.	145	9,111
MGIC Investment Corporation	65	1,085
Moelis & Company - Class A	15	686
Moody's Corporation	36	11,443
Morgan Stanley	293	23,910
Morningstar, Inc.	6	1,369
Mr. Cooper Group Inc. (a)	16	841
MSCI Inc. - Class A	18	9,297
Nasdaq, Inc.	78	3,799
Navient Corporation	20	347
Nelnet, Inc. - Class A	4	358
New York Community Bancorp, Inc. - Series A	167	1,896
Northern Trust Corporation	47	3,291
Old National Bancorp	68	994
Old Republic International Corporation	61	1,642
Pacific Premier Bancorp, Inc.	22	477
PayPal Holdings, Inc. (a)	252	14,729
PennyMac Financial Services, Inc.	7	465
Pinnacle Financial Partners, Inc.	18	1,190
Popular, Inc.	17	1,061
Primerica, Inc.	8	1,572
Principal Financial Group, Inc.	51	3,690
Prosperity Bancshares, Inc.	22	1,174
Prudential Financial, Inc.	83	7,885
Radian Group Inc.	37	917
Raymond James Financial, Inc.	43	4,342
Regions Financial Corporation	216	3,723
Reinsurance Group of America, Incorporated	15	2,181
RenaissanceRe Holdings Ltd	12	2,301
RLI Corp.	9	1,269
Ryan Specialty Group Holdings, Inc. - Class A (a)	23	1,123
S&P Global Inc.	75	27,284
SEI Investments Company	23	1,392
Selective Insurance Group, Inc.	14	1,438
ServisFirst Bancshares, Inc.	11	586
Simmons First National Corporation - Class A	29	495
SLM Corporation	52	706
SoFi Technologies, Inc. (a) (b)	220	1,757
Southstate Corporation	17	1,148
State Street Corporation	73	4,881
Stifel Financial Corp.	24	1,477
Synchrony Financial	96	2,937

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Synovus Financial Corp.	34	934
T. Rowe Price Group, Inc.	51	5,387
Texas Capital Bancshares, Inc. (a)	11	644
TFS Financial Corporation	10	123
The Allstate Corporation	60	6,710
The Bank of New York Mellon Corporation (c)	179	7,647
The Carlyle Group, Inc.	50	1,504
The Charles Schwab Corporation	341	18,732
The Goldman Sachs Group, Inc.	76	24,477
The Hanover Insurance Group, Inc.	8	915
The Hartford Financial Services Group, Inc.	70	4,967
The PNC Financial Services Group, Inc.	91	11,211
The Progressive Corporation	134	18,710
The Travelers Companies, Inc.	53	8,577
The Western Union Company	86	1,139
TPG Inc. - Class A	14	422
Tradeweb Markets Inc. - Class A	26	2,124
Truist Financial Corporation	306	8,744
U.S. Bancorp	357	11,806
UMB Financial Corporation	10	620
United Bankshares, Inc.	32	870
United Community Banks, Inc.	27	683
Unum Group	42	2,083
Valley National Bancorp	98	843
Visa Inc. - Class A	369	84,803
Voya Financial, Inc.	24	1,597
W. R. Berkley Corporation	46	2,942
Walker & Dunlop, Inc.	7	544
Webster Financial Corporation	40	1,617
Wells Fargo & Company	840	34,304
Western Alliance Bancorporation	25	1,165
White Mountains Insurance Group Ltd	1	874
Willis Towers Watson Public Limited Company	24	5,039
Wintrust Financial Corporation	14	1,072
WSFS Financial Corporation	14	518
Zions Bancorporation, National Association	34	1,191
Zurich American Corporation	14	583
		1,161,428
Information Technology 0.0%
Dun & Bradstreet Holdings, Inc.	51	512
Health Care 0.0%
CorVel Corporation (a)	2	429
Total Common Stocks (cost $1,108,394)		1,162,369
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.5%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	5,948	5,948
Securities Lending Collateral 0.2%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	1,908	1,908
Total Short Term Investments (cost $7,856)		7,856
Total Investments 100.1% (cost $1,116,250)		1,170,225
Other Derivative Instruments (0.0)%		(64)
Other Assets and Liabilities, Net (0.1)%		(1,263)
Total Net Assets 100.0%		1,168,898

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon Financial Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	556	132	84	26	(13)	47	638	0.1
JNL Government Money Market Fund, 5.16% - Class I	2,948	177,518	174,518	159	—	—	5,948	0.5
JNL Government Money Market Fund, 5.26% - Class SL	—	21,550	19,642	40	—	—	1,908	0.2
JNL Securities Lending Collateral Fund - Institutional Class	405	8,006	8,411	14	—	—	—	—
The Bank of New York Mellon Corporation	8,841	717	1,355	211	(109)	(447)	7,647	0.6
	12,750	207,923	204,010	450	(122)	(400)	16,141	1.4

JNL/Mellon Financial Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Financial Select Sector Index	72	December 2023	7,558	(64)	(134)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund
Assets - Securities
Common Stocks	1,162,369	—	—	1,162,369
Short Term Investments	7,856	—	—	7,856
	1,170,225	—	—	1,170,225

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Financial Sector Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(134)	—	—	(134)
	(134)	—	—	(134)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Healthcare Sector Fund
COMMON STOCKS 99.7%
Health Care 99.2%
10X Genomics, Inc. - Class A (a)	60	2,483
Abbott Laboratories	1,044	101,151
AbbVie Inc.	1,062	158,343
Acadia Healthcare Company, Inc. (a)	55	3,888
ACADIA Pharmaceuticals Inc. (a)	71	1,483
Agilent Technologies, Inc.	177	19,840
Agiliti, Inc. (a)	19	125
Agilon Health Management, Inc. (a)	184	3,266
Align Technology, Inc. (a)	43	13,142
Alkermes Public Limited Company (a)	100	2,813
Alnylam Pharmaceuticals, Inc. (a)	75	13,340
Amedisys, Inc. (a)	19	1,802
AmerisourceBergen Corporation	100	18,029
Amgen Inc.	322	86,521
Amicus Therapeutics, Inc. (a)	154	1,876
AMN Healthcare Services, Inc. (a)	22	1,902
Apellis Pharmaceuticals, Inc. (a)	63	2,397
Arrowhead Pharmaceuticals Inc (a)	64	1,712
AtriCure, Inc. (a)	27	1,190
Axonics, Inc. (a)	31	1,733
Axsome Therapeutics, Inc. (a) (b)	24	1,658
Azenta, Inc. (a)	36	1,815
Baxter International Inc.	306	11,552
Beam Therapeutics Inc. (a)	36	873
Becton, Dickinson and Company	174	45,095
Biogen Inc. (a)	87	22,375
BioMarin Pharmaceutical Inc. (a)	114	10,061
Bio-Rad Laboratories, Inc. - Class A (a)	12	4,423
Bio-Techne Corporation	94	6,387
Blueprint Medicines Corporation (a)	39	1,940
Boston Scientific Corporation (a)	883	46,607
Bristol-Myers Squibb Company	1,257	72,974
Bruker Corporation	59	3,685
Canticle Pharmaceuticals, Inc. (a)	8	1,175
Cardinal Health, Inc.	152	13,212
Catalent, Inc. (a)	109	4,960
Centene Corporation (a)	325	22,409
Cerevel Therapeutics Holdings, Inc. - Class A (a) (b)	37	811
Certara, Inc. (a)	67	974
Charles River Laboratories International, Inc. (a)	31	6,099
Chemed Corporation	9	4,699
CONMED Corporation	19	1,938
Corcept Therapeutics Incorporated (a)	57	1,543
CRISPR Therapeutics AG (a) (b)	46	2,102
CVS Health Corporation	773	53,971
Cytokinetics, Incorporated (a)	58	1,717
Danaher Corporation	396	98,121
DaVita Inc. (a)	32	3,064
Denali Therapeutics Inc. (a)	69	1,432
Dentsply Sirona Inc.	127	4,337
DexCom, Inc. (a)	233	21,742
Doximity, Inc. - Class A (a)	73	1,539
Edwards Lifesciences Corporation (a)	367	25,404
Elanco Animal Health Incorporated (a)	303	3,403
Elevance Health, Inc.	142	61,753
Eli Lilly and Company	480	257,776
Encompass Health Corporation	61	4,094
Envista Holdings Corporation (a)	100	2,777
Evolent Health, Inc. - Class A (a)	70	1,899
Exact Sciences Corporation (a)	109	7,465
Exelixis, Inc. (a)	194	4,228
GE HealthCare Technologies Inc.	235	15,965
Gilead Sciences, Inc.	750	56,198
Glaukos Corporation (a)	28	2,126
Globus Medical, Inc. - Class A (a)	70	3,456
Guardant Health, Inc. (a)	67	1,991
Haemonetics Corporation (a)	30	2,682
Halozyme Therapeutics, Inc. (a)	79	3,026
HCA Healthcare, Inc.	121	29,819
HealthEquity, Inc. (a)	53	3,842
Henry Schein, Inc. (a)	79	5,860
Hologic, Inc. (a)	146	10,152
Horizon Therapeutics Public Limited Company (a)	137	15,874
Humana Inc.	75	36,281
ICU Medical, Inc. (a)	12	1,461
IDEXX Laboratories, Inc. (a)	50	21,846
Illumina, Inc. (a)	96	13,123
Inari Medical, Inc. (a)	30	1,935
Incyte Corporation (a)	112	6,470
Insmed Incorporated (a)	88	2,225
Inspire Medical Systems, Inc. (a)	18	3,520
Insulet Corporation (a)	43	6,777
Integer Holdings Corporation (a)	19	1,476
Integra LifeSciences Holdings Corporation (a)	41	1,561
Intellia Therapeutics, Inc. (a)	53	1,686
Intra-Cellular Therapies, Inc. (a)	54	2,815
Intuitive Surgical, Inc. (a)	211	61,789
Ionis Pharmaceuticals, Inc. (a)	87	3,926
IQVIA Holdings Inc (a)	110	21,684
Irhythm Technologies, Inc. (a)	18	1,723
Jazz Pharmaceuticals Public Limited Company (a)	38	4,947
Johnson & Johnson	1,449	225,719
Karuna Therapeutics, Inc. (a)	22	3,698
Krystal Biotech, Inc. (a)	14	1,658
Laboratory Corporation of America Holdings	54	10,762
Lantheus Holdings, Inc. (a)	40	2,766
Lifestance Health Group, Inc. (a) (b)	60	409
LivaNova PLC (a)	32	1,685
Masimo Corporation (a)	27	2,382
McKesson Corporation	81	35,268
Medpace Holdings, Inc. (a)	14	3,424
Medtronic, Inc.	801	62,778
Merck & Co., Inc.	1,527	157,224
Merit Medical Systems, Inc. (a)	36	2,459
Mettler-Toledo International Inc. (a)	13	14,610
Mirati Therapeutics, Inc. (a)	39	1,683
Moderna, Inc. (a)	198	20,482
Molina Healthcare, Inc. (a)	35	11,538
Natera, Inc. (a)	66	2,904
Neogen Corporation (a)	122	2,252
Neurocrine Biosciences, Inc. (a)	59	6,640
Novocure Limited (a)	55	889
Omnicell, Inc. (a)	28	1,244
Option Care Health, Inc. (a)	107	3,462
Organon & Co.	153	2,662
Pacific Biosciences of California, Inc. (a)	145	1,210
Pacira Pharmaceuticals, Inc. (a)	30	909
Patterson Companies, Inc.	51	1,515
Penumbra, Inc. (a)	23	5,650
Perrigo Company Public Limited Company	79	2,521
Pfizer Inc.	3,398	112,711
Premier Healthcare Solutions, Inc. - Class A	73	1,569
Prestige Consumer Healthcare Inc. (a)	30	1,688
Privia Health Group Inc. (a)	59	1,366
Progyny, Inc. (a)	47	1,590
PTC Therapeutics, Inc. (a)	44	995
Quest Diagnostics Incorporated	68	8,279
Quidelortho Corporation (a)	31	2,244
R1 RCM Holdco Inc. (a)	121	1,819
Regeneron Pharmaceuticals, Inc. (a)	64	52,858
Repligen Corporation (a)	31	4,933
ResMed Inc.	89	13,120
Revance Therapeutics, Inc. (a)	52	601
Revolution Medicines, Inc. (a)	61	1,682
Revvity, Inc.	75	8,324
Roivant Sciences Ltd. (a) (b)	196	2,291
Royalty Pharma PLC - Class A	230	6,250
Sage Therapeutics Inc. (a)	32	650
Sarepta Therapeutics, Inc. (a)	56	6,758
Seagen Inc. (a)	85	18,041
Select Medical Holdings Corporation	62	1,562
Sgry, LLC (a)	39	1,138
Shockwave Medical, Inc. (a)	22	4,387
Sotera Health LLC (a) (b)	62	934
STAAR Surgical Company (a)	30	1,194

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Steris Limited	59	13,026
Stryker Corporation	203	55,590
Tandem Diabetes Care, Inc. (a)	42	865
Teladoc Health, Inc. (a)	102	1,894
Teleflex Incorporated	29	5,645
Tenet Healthcare Corporation (a)	61	4,006
TG Therapeutics, Inc. (a)	88	735
The Cigna Group	178	50,958
The Cooper Companies, Inc.	30	9,393
The Ensign Group, Inc.	34	3,199
Thermo Fisher Scientific Inc.	232	117,574
TransMedics Group, Inc. (a)	21	1,124
Ultragenyx Pharmaceutical Inc. (a)	42	1,501
United Therapeutics Corporation (a)	28	6,377
UnitedHealth Group Incorporated	558	281,080
Universal Health Services, Inc. - Class B	37	4,643
Vaxcyte, Inc. (a)	52	2,664
Veeva Systems Inc. - Class A (a)	88	17,903
Vertex Pharmaceuticals Incorporated (a)	155	54,013
Viatris Inc.	722	7,118
VIR Biotechnology, Inc. (a)	48	447
Waters Corporation (a)	36	9,791
West Pharmaceutical Services, Inc.	45	16,722
Zimmer Biomet Holdings, Inc.	126	14,136
Zoetis Inc. - Class A	277	48,185
		3,203,337
Consumer Staples 0.3%
Walgreens Boots Alliance, Inc.	433	9,628
Materials 0.2%
AptarGroup, Inc.	39	4,872
Total Common Stocks (cost $2,056,480)		3,217,837
SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	7,402	7,402
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	32	32
Total Short Term Investments (cost $7,434)		7,434
Total Investments 99.9% (cost $2,063,914)		3,225,271
Other Derivative Instruments (0.0)%		(108)
Other Assets and Liabilities, Net 0.1%		3,917
Total Net Assets 100.0%		3,229,080

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon Healthcare Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	11,295	227,462	231,355	213	—	—	7,402	0.2
JNL Government Money Market Fund, 5.26% - Class SL	—	292,780	292,748	120	—	—	32	—
JNL Securities Lending Collateral Fund - Institutional Class	1,146	10,699	11,845	30	—	—	—	—
	12,441	530,941	535,948	363	—	—	7,434	0.2

JNL/Mellon Healthcare Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Health Care Select Sector Index	99	December 2023	13,246	(108)	(257)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Healthcare Sector Fund
Assets - Securities
Common Stocks	3,217,837	—	—	3,217,837
Short Term Investments	7,434	—	—	7,434
	3,225,271	—	—	3,225,271
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(257)	—	—	(257)
	(257)	—	—	(257)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.2%
Industrials 96.6%
3M Company	29	2,760
A. O. Smith Corporation	7	437
AAON, Inc.	3	200
ABM Industries Incorporated	3	140
Acuity Brands, Inc.	2	280
Advanced Drainage Systems, Inc.	4	424
AECOM	7	613
AeroVironment, Inc. (a)	1	154
AGCO Corporation	3	394
Air Lease Corporation - Class A	5	217
Alaska Air Group, Inc. (a)	7	248
Allegion Public Limited Company	5	485
American Airlines Group Inc. (a)	35	451
AMETEK, Inc.	12	1,824
APi Group Corp (a)	11	285
Applied Industrial Technologies, Inc.	2	321
Arcbest Corporation	1	131
Arcosa, Inc.	3	186
Armstrong World Industries, Inc.	2	176
Atkore Inc. (a)	2	301
Automatic Data Processing, Inc.	22	5,294
Avis Budget Group, Inc. (a)	1	190
Axon Enterprise, Inc. (a)	4	745
Beacon Roofing Supply, Inc. (a)	3	215
Bloom Energy Corporation - Class A (a) (b)	11	151
Booz Allen Hamilton Holding Corporation - Class A	7	767
Brady Corporation - Class A	2	135
Builders FirstSource, Inc. (a)	7	828
BWXT Government Group, Inc.	5	370
C.H. Robinson Worldwide, Inc.	6	533
Carlisle Companies Incorporated	3	696
Carrier Global Corporation	45	2,469
Casella Waste Systems, Inc. - Class A (a)	3	233
Caterpillar Inc.	27	7,438
CBIZ, Inc. (a)	3	140
Chart Industries, Inc. (a) (b)	2	382
Cintas Corporation	5	2,221
Clean Harbors, Inc. (a)	3	447
Comfort Systems USA, Inc.	2	329
Core & Main, Inc. - Class A (a)	6	162
Crane Company	3	228
CSX Corporation	107	3,295
Cummins Inc.	8	1,731
Curtiss-Wright Corporation	2	401
Deere & Company	15	5,496
Delta Air Lines, Inc.	34	1,271
Donaldson Company, Inc.	6	386
Dover Corporation	7	1,040
Dycom Industries, Inc. (a)	2	141
Eaton Corporation Public Limited Company	21	4,545
EMCOR Group, Inc.	2	530
Emerson Electric Co.	31	2,948
Encore Wire Corporation	1	161
EnerSys	2	207
Equifax Inc.	7	1,200
ESAB Corporation	3	211
Expeditors International of Washington, Inc.	8	906
Exponent, Inc.	3	233
Fastenal Company	31	1,670
Federal Signal Corporation	3	194
FedEx Corporation	12	3,274
Ferguson Holdings Limited	11	1,791
Flowserve Corporation	7	279
Fluor Corporation (a)	8	281
Fortune Brands Innovations, Inc.	7	422
Forward Air Corporation	1	99
Franklin Electric Co., Inc.	2	188
Frontier Group Holdings, Inc. (a) (b)	2	9
FTAI Aviation Ltd.	5	190
FTI Consulting, Inc. (a)	2	328
Gates Industrial Corporation PLC (a)	7	80
GATX Corporation	2	210
Generac Holdings Inc. (a)	3	364
General Dynamics Corporation	12	2,675
General Electric Company	58	6,426
GMS Inc. (a)	2	143
Graco Inc.	9	659
GXO Logistics Inc. (a)	6	376
Hayward Holdings, Inc. (a)	7	95
HEICO Corporation	2	347
HEICO Corporation - Class A	4	526
Herc Holdings Inc.	1	177
Hertz Global Holdings, Inc. (a)	7	86
Hexcel Corporation	4	294
Hillenbrand, Inc.	4	157
Honeywell International Inc.	35	6,551
Howmet Aerospace Inc.	21	968
Hub Group, Inc. - Class A (a)	2	131
Hubbell Incorporated	3	898
Huntington Ingalls Industries, Inc.	2	433
ICF International, Inc.	1	108
IDEX Corporation	4	839
Illinois Tool Works Inc.	15	3,385
Ingersoll Rand Inc.	22	1,377
Insperity, Inc.	2	190
ITT Inc.	4	426
J.B. Hunt Transport Services, Inc.	4	824
Jacobs Solutions Inc.	7	921
JetBlue Airways Corporation (a)	18	84
Joby Aviation, Inc. - Class A (a) (b)	19	121
John Bean Technologies Corporation	2	181
Johnson Controls International Public Limited Company	36	1,933
Kadant Inc.	1	139
KBR, Inc.	7	422
Kennametal Inc.	4	107
Kirby Corporation (a)	3	267
Knight-Swift Transportation Holdings Inc. - Class A	9	435
Korn Ferry	3	137
L3Harris Technologies, Inc.	10	1,756
Landstar System, Inc.	2	341
Lennox International Inc.	2	640
Leonardo DRS, Inc. (a)	2	40
Lincoln Electric Holdings, Inc.	3	561
Lockheed Martin Corporation	12	4,895
ManpowerGroup Inc.	3	197
Masco Corporation	12	640
MasTec, Inc. (a)	3	230
Matson Intermodal - Paragon, Inc.	2	166
Maximus, Inc.	3	242
McGrath RentCorp	1	134
MDU Resources Group, Inc.	11	214
Mercury Systems, Inc. (a)	3	104
Mine Safety Appliances Company, LLC	2	312
Moog Inc. - Class A	1	172
MSC Industrial Direct Co., Inc. - Class A	2	247
Mueller Industries, Inc.	3	228
Nordson Corporation	3	645
Norfolk Southern Corporation	12	2,388
Northrop Grumman Corporation	8	3,344
Nvent Electric Public Limited Company	9	468
Old Dominion Freight Line, Inc.	5	1,956
Oshkosh Corporation	3	331
Otis Worldwide Corporation	22	1,764
Owens Corning	5	652
PACCAR Inc	28	2,374
Parker-Hannifin Corporation	7	2,669
Paychex, Inc.	17	1,974
Pentair Public Limited Company	9	573
Plug Power Inc. (a) (b)	29	219
Quanta Services, Inc.	8	1,452
RBC Bearings Incorporated (a)	2	361
Regal Rexnord Corporation	4	504
Republic Services, Inc.	11	1,567
Resideo Technologies, Inc. (a)	8	127
Robert Half Inc.	6	415

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Rockwell Automation, Inc.	6	1,758
RTX Corporation	78	5,595
Ryder System, Inc.	2	256
Saia, Inc. (a)	1	569
Schneider National, Inc. - Class B	2	54
SiteOne Landscape Supply, Inc. (a)	2	395
Snap-on Incorporated	3	723
Southwest Airlines Co.	32	861
Spirit AeroSystems Holdings, Inc. - Class A	5	89
SPX Technologies, Inc. (a)	2	201
Stanley Black & Decker, Inc.	8	688
Stericycle, Inc. (a)	5	224
Terex Corporation	4	212
Tetra Tech, Inc.	3	428
Textron Inc.	11	824
The AZEK Company Inc. - Class A (a)	8	239
The Boeing Company (a)	30	5,805
The Brink's Company	2	180
The Middleby Corporation (a)	3	369
The Timken Company	3	253
The Toro Company	6	465
Trane Technologies Public Limited Company	12	2,473
TransDigm Group Incorporated (a)	3	2,485
TransUnion	10	740
Trex Company, Inc. (a)	6	355
Trinet Group, Inc. (a)	2	200
U-Haul Holding Company (a)	1	29
U-Haul Holding Company - Series N	5	276
Unifirst Corporation	1	132
Union Pacific Corporation	33	6,628
United Airlines Holdings, Inc. (a)	17	739
United Parcel Service, Inc. - Class B	39	6,021
United Rentals, Inc.	4	1,621
Valmont Industries, Inc.	1	270
Verisk Analytics, Inc.	8	1,832
Vertiv Holdings Co - Class A	19	693
Vm Consolidated, Inc. - Class A (a)	9	171
W. W. Grainger, Inc.	2	1,641
Waste Management, Inc.	20	3,001
Watsco, Inc.	2	675
Watts Water Technologies, Inc. - Class A	1	249
Werner Enterprises, Inc.	3	124
WESCO International, Inc.	2	340
Westinghouse Air Brake Technologies Corporation	10	1,017
WillScot Mobile Mini Holdings Corp. - Class A (a)	11	439
Woodward, Inc.	3	402
XPO, Inc. (a)	6	458
Xylem Inc.	13	1,171
Zurn Elkay Water Solutions Corporation	8	217
		190,408
Consumer Discretionary 0.9%
ADT, Inc.	11	68
Aramark	14	486
Pool Corporation	2	749
TopBuild Corp. (a)	2	428
		1,731
Financials 0.8%
Global Payments Inc.	14	1,599
Materials 0.4%
ATI Inc. (a)	7	281
Carpenter Technology Corporation	3	172
Louisiana-Pacific Corporation (W VA)	3	190
Worthington Industries, Inc.	2	102
		745
Information Technology 0.3%
Advanced Energy Industries, Inc.	2	212
Crane Nxt, Co.	3	147
Dolby Laboratories, Inc. - Class A	3	252
		611
Consumer Staples 0.1%
Energizer Holdings, Inc.	4	118
Seaboard Corporation	—	45
		163
Health Care 0.1%
Enovis Corporation (a)	3	141
Total Common Stocks (cost $193,336)		195,398
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	904	904
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	212	212
Total Short Term Investments (cost $1,116)		1,116
Total Investments 99.7% (cost $194,452)		196,514
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net 0.3%		532
Total Net Assets 100.0%		197,038

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon Industrials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	1,063	63,865	64,024	44	—	—	904	0.5
JNL Government Money Market Fund, 5.26% - Class SL	—	1,984	1,772	6	—	—	212	0.1
JNL Securities Lending Collateral Fund - Institutional Class	55	574	629	2	—	—	—	—
	1,118	66,423	66,425	52	—	—	1,116	0.6

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	14	December 2023	1,443	(8)	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	195,398	—	—	195,398
Short Term Investments	1,116	—	—	1,116
	196,514	—	—	196,514
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1)	—	—	(1)
	(1)	—	—	(1)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Information Technology Sector Fund
COMMON STOCKS 99.4%
Information Technology 94.7%
Accenture Public Limited Company - Class A	284	87,256
ACI Worldwide, Inc. (a)	53	1,191
Adobe Inc. (a)	205	104,682
Advanced Micro Devices, Inc. (a)	728	74,825
Akamai Technologies, Inc. (a)	68	7,294
Alarm.Com Holdings, Inc. (a)	23	1,424
Allegro Microsystems Inc. (a)	31	999
Altair Engineering Inc. - Class A (a)	24	1,526
Alteryx, Inc. - Class A (a)	29	1,082
Ambarella Inc. (a)	18	948
Amkor Technology, Inc.	47	1,059
Amphenol Corporation - Class A	268	22,519
Analog Devices, Inc.	226	39,544
ANSYS, Inc. (a)	39	11,732
AppFolio, Inc. - Class A (a)	8	1,534
Apple Inc.	5,655	968,151
Applied Materials, Inc.	378	52,358
AppLovin Corporation - Class A (a)	61	2,423
Arista Networks, Inc. (a)	113	20,734
Arrow Electronics, Inc. (a)	25	3,136
Asana, Inc. - Class A (a)	36	653
Aspen Technology, Inc. (a)	13	2,610
Atlassian Corporation - Class A (a)	69	13,899
Autodesk, Inc. (a)	96	19,896
Avnet, Inc.	41	1,973
Axcelis Technologies, Inc. (a)	15	2,454
Badger Meter, Inc.	14	1,987
Belden Inc.	19	1,861
Bentley Systems, Incorporated - Class B	96	4,815
Bill Holdings, Inc. (a)	42	4,529
Blackbaud, Inc. (a)	19	1,305
Blackline, Inc. (a)	22	1,207
Box, Inc. - Class A (a)	69	1,660
Broadcom Inc.	186	154,388
Cadence Design Systems, Inc. (a)	122	28,683
Calix, Inc. (a)	27	1,242
CCC Intelligent Solutions Holdings Inc. (a)	86	1,143
CDW Corp.	61	12,266
Ciena Corporation (a)	69	3,270
Cirrus Logic, Inc. (a)	26	1,895
Cisco Systems, Inc.	1,835	98,675
Clear Secure, Inc. - Class A	43	814
Cloudflare, Inc. - Class A (a)	129	8,127
Cognex Corporation	77	3,286
Cognizant Technology Solutions Corporation - Class A	229	15,508
Coherent Corp. (a)	59	1,913
CommVault Systems, Inc. (a)	21	1,421
Confluent, Inc. - Class A (a)	96	2,834
Corning Incorporated	340	10,349
CrowdStrike Holdings, Inc. - Class A (a)	102	17,031
Datadog, Inc. - Class A (a)	136	12,360
Dell Technologies Inc. - Class C	115	7,941
DigitalOcean Holdings, Inc. (a) (b)	26	631
Diodes Incorporated (a)	21	1,667
DocuSign, Inc. (a)	92	3,851
DoubleVerify Holdings, Inc. (a)	56	1,561
Dropbox, Inc. - Class A (a)	117	3,175
DXC Technology Company (a)	93	1,932
Dynatrace, Inc. (a)	99	4,644
Elastic N.V. (a)	35	2,873
EngageSmart, Inc. (a)	15	278
Enphase Energy, Inc. (a)	62	7,427
Entegris, Inc.	68	6,388
Envestnet, Inc. (a)	22	982
EPAM Systems, Inc. (a)	26	6,729
Extreme Networks, Inc. (a)	61	1,466
F5, Inc. (a)	27	4,293
Fabrinet (a)	16	2,752
Fair Isaac Corporation (a)	11	9,801
First Solar, Inc. (a)	48	7,817
Five9, Inc. (a)	33	2,153
Flex Ltd. (a)	202	5,445
Fortinet, Inc. (a)	293	17,168
Gartner, Inc. (a)	36	12,284
Gen Digital Inc.	253	4,481
Gitlab Inc. - Class A (a)	36	1,636
GoDaddy Inc. - Class A (a)	67	4,957
Guidewire Software, Inc. (a)	37	3,341
Hewlett Packard Enterprise Company	585	10,161
HP, Inc.	392	10,087
HubSpot, Inc. (a)	23	11,179
Impinj, Inc. (a)	10	527
Informatica Inc. - Class A (a)	19	399
Insight Enterprises, Inc. (a)	13	1,830
Instructure Holdings, Inc. (a)	8	204
Intapp US, Inc. (a)	10	333
Intel Corporation	1,886	67,060
International Business Machines Corporation	410	57,570
Intuit Inc.	126	64,452
IPG Photonics Corporation (a)	13	1,284
Itron, Inc. (a)	20	1,228
Jabil Inc.	59	7,501
JAMF Holding Corp. (a)	22	389
Juniper Networks, Inc.	144	3,991
Keysight Technologies, Inc. (a)	81	10,683
KLA Corporation	61	28,223
Kulicke and Soffa Industries, Inc.	24	1,177
Kyndryl Holdings, Inc. (a)	101	1,526
Lam Research Corporation	60	37,631
Lattice Semiconductor Corporation (a)	62	5,335
Littelfuse, Inc.	11	2,773
Lumentum Holdings Inc. (a)	32	1,442
MACOM Technology Solutions Holdings, Inc. (a)	25	2,025
Manhattan Associates, Inc. (a)	27	5,271
Marvell Technology, Inc.	387	20,925
Microchip Technology Incorporated	247	19,255
Micron Technology, Inc.	494	33,590
Microsoft Corporation	2,879	908,980
MicroStrategy Incorporated - Class A (a) (b)	5	1,697
MKS Instruments, Inc.	27	2,339
MongoDB, Inc. - Class A (a)	31	10,847
Monolithic Power Systems, Inc.	21	9,776
Motorola Solutions, Inc.	76	20,591
N-Able, Inc. (a)	28	368
National Instruments Corporation	59	3,546
nCino OpCo, Inc. (a) (b)	28	883
NCR Corporation (a)	60	1,623
NetApp, Inc.	96	7,258
New Relic, Inc. (a)	24	2,100
Novanta Inc. (a)	16	2,319
Nutanix, Inc. - Class A (a)	109	3,794
NVIDIA Corporation	1,112	483,939
NXP Semiconductors N.V.	116	23,181
Okta, Inc. - Class A (a)	70	5,740
On Semiconductor Corporation (a)	194	18,009
Onto Innovation Inc. (a)	22	2,849
Oracle Corporation	709	75,105
Pagerduty, Inc. (a)	40	891
Palantir Technologies Inc. - Class A (a)	848	13,565
Palo Alto Networks, Inc. (a)	138	32,327
Pegasystems Inc.	20	863
Perficient, Inc. (a)	17	989
Plexus Corp. (a)	13	1,170
Power Integrations, Inc.	27	2,044
Powerschool Holdings, Inc. - Class A (a)	16	354
Procore Technologies, Inc. (a)	39	2,583
Progress Software Corporation	19	1,009
PTC Inc. (a)	54	7,592
Pure Storage, Inc. - Class A (a)	131	4,673
Qorvo, Inc. (a)	44	4,188
Qualcomm Incorporated	503	55,826
Qualys, Inc. (a)	16	2,484
Rambus Inc. (a)	51	2,826
Rapid7, Inc. (a)	28	1,264
RingCentral, Inc. - Class A (a)	36	1,063

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Rogers Corporation (a)	8	993
Roper Technologies, Inc.	48	23,276
Salesforce, Inc. (a)	439	88,961
Sanmina Corporation (a)	25	1,378
Seagate Technology Holdings Public Limited Company	83	5,506
SentinelOne, Inc. - Class A (a)	108	1,829
ServiceNow, Inc. (a)	92	51,360
Silicon Laboratories Inc. (a)	14	1,647
Sitime Corporation (a)	8	913
Skyworks Solutions, Inc.	72	7,063
Smartsheet Inc. - Class A (a)	61	2,456
Snowflake Inc. - Class A (a)	147	22,395
SolarEdge Technologies Ltd. (a)	25	3,246
Splunk Inc. (a)	69	10,141
Sprout Social, Inc. - Class A (a)	22	1,098
SPS Commerce, Inc. (a)	17	2,843
Squarespace, Inc. - Class A (a)	19	544
Super Micro Computer, Inc. (a)	21	5,682
Synaptics Incorporated (a)	18	1,657
Synopsys, Inc. (a)	68	31,455
TD SYNNEX Corporation	20	2,027
TE Connectivity Ltd. (c)	140	17,314
Teledyne Technologies Incorporated (a)	21	8,704
Tenable Holdings, Inc. (a)	50	2,250
Teradata Corporation (a)	47	2,132
Teradyne, Inc.	69	6,938
Texas Instruments Incorporated	409	65,029
Trimble Inc. (a)	111	6,008
Tyler Technologies, Inc. (a)	19	7,368
Uipath, Inc. - Class A (a)	182	3,122
Unity Software Inc. (a)	109	3,438
Universal Display Corporation	20	3,124
Varonis Systems, Inc. (a)	51	1,571
Verint Systems Inc. (a)	32	734
VeriSign, Inc. (a)	40	8,207
ViaSat, Inc. (a)	38	701
Viavi Solutions Inc. (a)	98	894
Vishay Intertechnology, Inc.	56	1,380
VMware, Inc. - Class A (a)	99	16,532
Vontier Corporation	70	2,152
Western Digital Corporation (a)	145	6,628
Wolfspeed, Inc. (a) (b)	56	2,143
Workday, Inc. - Class A (a)	93	19,913
Workiva Inc. - Class A (a)	22	2,204
Xerox Holdings Corporation	55	857
Zebra Technologies Corporation - Class A (a)	23	5,499
Zoom Video Communications, Inc. - Class A (a)	114	7,952
Zscaler, Inc. (a)	40	6,187
		4,570,301
Industrials 2.3%
Alight, Inc. - Class A (a)	160	1,134
ASGN Incorporated (a)	22	1,768
Broadridge Financial Solutions, Inc.	54	9,597
Caci International Inc. - Class A (a)	10	3,187
Ceridian HCM Holding Inc. (a)	71	4,793
Clarivate PLC (a)	202	1,352
Concentrix Corporation	20	1,595
ExlService Holdings, Inc. (a)	78	2,178
Fortive Corporation	159	11,759
Genpact Limited	75	2,723
Leidos Holdings, Inc.	62	5,712
Lyft, Inc. - Class A (a)	156	1,643
Parsons Corporation (a)	17	914
Paycom Software, Inc.	22	5,787
Paycor HCM, Inc. (a)	24	539
Paylocity Holding Corporation (a)	19	3,538
Science Applications International Corporation	24	2,515
Sensata Technologies Holding PLC	69	2,626
SS&C Technologies Holdings, Inc.	97	5,092
SunPower Corporation (a) (b)	35	217
Sunrun Inc. (a) (b)	100	1,258
Uber Technologies, Inc. (a)	923	42,433
		112,360
Financials 1.8%
Affirm Holdings, Inc. - Class A (a) (b)	98	2,075
Block, Inc. - Class A (a)	249	11,027
Euronet Worldwide, Inc. (a)	22	1,749
EVERTEC, Inc.	31	1,142
Fidelity National Information Services, Inc.	265	14,675
Fiserv, Inc. (a)	275	31,017
FleetCor Technologies, Inc. (a)	33	8,547
Flywire Corporation (a)	46	1,484
Jack Henry & Associates, Inc.	34	5,159
Remitly Global, Inc. (a)	59	1,497
Robinhood Markets, Inc. - Class A (a)	251	2,461
Shift4 Payments, LLC - Class A (a)	24	1,313
Toast, Inc. - Class A (a)	163	3,057
Wex, Inc. (a)	18	3,410
		88,613
Communication Services 0.4%
Bumble Inc. - Class A (a)	45	666
The Trade Desk, Inc. - Class A (a)	200	15,610
ZoomInfo Technologies Inc. - Class A (a)	138	2,257
		18,533
Consumer Discretionary 0.2%
Garmin Ltd.	69	7,309
Sonos, Inc. (a)	58	749
		8,058
Utilities 0.0%
Sunnova Energy International Inc. (a) (b)	49	512
Total Common Stocks (cost $3,006,990)		4,798,377
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	27,037	27,037
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	1,433	1,433
Total Short Term Investments (cost $28,470)		28,470
Total Investments 100.0% (cost $3,035,460)		4,826,847
Other Derivative Instruments 0.0%		112
Other Assets and Liabilities, Net 0.0%		1,315
Total Net Assets 100.0%		4,828,274

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	7,645	314,121	294,729	726	—	—	27,037	0.6
JNL Government Money Market Fund, 5.26% - Class SL	—	79,567	78,134	50	—	—	1,433	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Mellon Information Technology Sector Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Securities Lending Collateral Fund - Institutional Class	2,803	33,270	36,073	106	—	—	—	—
	10,448	426,958	408,936	882	—	—	28,470	0.6

JNL/Mellon Information Technology Sector Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	08/15/16	13,790	17,314	0.4

JNL/Mellon Information Technology Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Technology Select Sector Index	185	December 2023	31,359	112	(493)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Information Technology Sector Fund
Assets - Securities
Common Stocks	4,798,377	—	—	4,798,377
Short Term Investments	28,470	—	—	28,470
	4,826,847	—	—	4,826,847
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(493)	—	—	(493)
	(493)	—	—	(493)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 99.4%
Materials 96.0%
Air Products and Chemicals, Inc.	38	10,687
Albemarle Corporation	20	3,387
Alcoa Corporation	30	883
Alpha Metallurgical Resources, Inc.	2	536
Arch Resources, Inc. - Class A	3	524
Ashland Inc.	9	712
Avient Corporation	15	546
Axalta Coating Systems Ltd. (a)	38	1,015
Balchem Corporation	6	680
Cabot Corporation	10	658
Celanese Corporation - Class A	17	2,135
CF Industries Holdings, Inc.	33	2,807
Cleveland-Cliffs Inc. (a)	86	1,350
Commercial Metals Company	20	978
Corteva, Inc.	121	6,164
Dow Inc.	119	6,154
DuPont de Nemours, Inc.	78	5,813
Eagle Materials Inc.	6	1,001
Eastman Chemical Company	20	1,546
Ecolab Inc.	43	7,295
Element Solutions Inc.	38	738
FMC Corporation	21	1,419
Freeport-McMoRan Inc.	243	9,075
H.B. Fuller Company	9	625
Hecla Mining Company (b)	97	381
Huntsman Corporation	28	686
Ingevity Corporation (a)	6	275
Innospec Inc.	4	431
International Flavors & Fragrances Inc.	43	2,953
Legacy Vulcan Corp.	23	4,556
Linde Public Limited Company	83	30,842
Livent Corporation (a) (b)	31	564
LyondellBasell Industries N.V. - Class A	44	4,117
Martin Marietta Materials, Inc.	11	4,306
MOS Holdings Inc.	56	2,006
MP Materials Corp. - Class A (a) (b)	25	469
NewMarket Corporation	1	533
Newmont Corporation	135	4,985
Nucor Corporation	42	6,601
Olin Corporation	21	1,065
PPG Industries, Inc.	40	5,189
Quaker Chemical Corporation	2	377
Reliance Steel & Aluminum Co.	10	2,605
Royal Gold, Inc.	11	1,186
RPM International Inc.	22	2,075
Sensient Technologies Corporation	7	419
Southern Copper Corporation	14	1,088
Steel Dynamics, Inc.	26	2,833
Stepan Company	4	268
Summit Materials, Inc. - Class A (a)	20	628
The Chemours Company	25	704
The Scotts Miracle-Gro Company	7	365
The Sherwin-Williams Company	40	10,243
United States Steel Corporation (b)	38	1,229
Westlake Corporation	5	678
		161,385
Industrials 1.7%
Boise Cascade Company	7	695
Simpson Manufacturing Co., Inc.	7	1,085
UFP Industries, Inc.	11	1,075
		2,855
Health Care 1.4%
Avantor, Inc. (a)	115	2,422
Consumer Staples 0.3%
WD-40 Company	2	465
Total Common Stocks (cost $176,643)		167,127
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	603	603
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	3	3
Total Short Term Investments (cost $606)		606
Total Investments 99.8% (cost $177,249)		167,733
Other Derivative Instruments (0.0)%		(2)
Other Assets and Liabilities, Net 0.2%		317
Total Net Assets 100.0%		168,048

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Mellon Materials Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	1,111	65,332	65,840	39	—	—	603	0.4
JNL Government Money Market Fund, 5.26% - Class SL	—	1,755	1,752	1	—	—	3	—
JNL Securities Lending Collateral Fund - Institutional Class	—	1,241	1,241	2	—	—	—	—
	1,111	68,328	68,833	42	—	—	606	0.4

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	12	December 2023	1,051	(2)	(44)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	167,127	—	—	167,127
Short Term Investments	606	—	—	606
	167,733	—	—	167,733
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(44)	—	—	(44)
	(44)	—	—	(44)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Nasdaq 100 Index Fund
COMMON STOCKS 99.1%
Information Technology 48.1%
Adobe Inc. (a)	246	125,357
Advanced Micro Devices, Inc. (a)	871	89,604
Analog Devices, Inc.	270	47,234
ANSYS, Inc. (a)	47	13,865
Apple Inc.	3,932	673,214
Applied Materials, Inc.	452	62,529
ASML Holding N.V. - ADR	47	27,792
Atlassian Corporation - Class A (a)	82	16,458
Autodesk, Inc. (a)	115	23,827
Broadcom Inc.	223	184,883
Cadence Design Systems, Inc. (a)	147	34,354
Cisco Systems, Inc.	2,198	118,165
Cognizant Technology Solutions Corporation - Class A	273	18,509
CrowdStrike Holdings, Inc. - Class A (a)	121	20,185
Datadog, Inc. - Class A (a)	159	14,518
Enphase Energy, Inc. (a)	74	8,860
Fortinet, Inc. (a)	422	24,781
Globalfoundries Inc. (a) (b)	294	17,132
Intel Corporation	2,259	80,305
Intuit Inc.	151	77,182
KLA Corporation	74	33,850
Lam Research Corporation	71	44,798
Marvell Technology, Inc.	463	25,047
Microchip Technology Incorporated	293	22,907
Micron Technology, Inc.	589	40,058
Microsoft Corporation	1,869	590,019
NVIDIA Corporation	621	270,224
NXP Semiconductors N.V.	140	27,946
On Semiconductor Corporation (a)	232	21,603
Palo Alto Networks, Inc. (a)	165	38,577
Qualcomm Incorporated	599	66,559
Synopsys, Inc. (a)	82	37,558
Texas Instruments Incorporated	488	77,638
Workday, Inc. - Class A (a)	111	23,806
Zoom Video Communications, Inc. - Class A (a)	135	9,439
Zscaler, Inc. (a)	78	12,148
		3,020,931
Communication Services 15.9%
Alphabet Inc. - Class A (a)	1,490	195,018
Alphabet Inc. - Class C (a)	1,459	192,367
Comcast Corporation - Class A	2,220	98,432
Electronic Arts Inc.	147	17,665
Former Charter Communications Parent, Inc. - Class A (a)	81	35,639
Meta Platforms, Inc. - Class A (a)	784	235,228
Netflix, Inc. (a)	239	90,307
Sirius XM Holdings Inc. (b)	2,078	9,392
The Trade Desk, Inc. - Class A (a)	239	18,699
T-Mobile USA, Inc.	635	88,870
Warner Bros. Discovery, Inc. - Series A (a)	1,310	14,228
		995,845
Consumer Discretionary 14.0%
Airbnb, Inc. - Class A (a)	230	31,554
Amazon.com, Inc. (a)	2,595	329,873
Booking Holdings Inc. (a)	19	59,372
eBay Inc.	288	12,685
JD.com, Inc. - Class A - ADR	244	7,113
Lucid Group, Inc. (a) (b)	1,222	6,831
Lululemon Athletica Canada Inc. (a)	66	25,357
Marriott International, Inc. - Class A	161	31,619
MercadoLibre S.R.L (a)	27	34,235
O'Reilly Automotive, Inc. (a)	33	29,769
Pinduoduo (Shanghai) Network Technology Co., Ltd. - ADR (a)	351	34,463
Ross Stores, Inc.	184	20,793
Starbucks Corporation	617	56,291
Tesla Inc. (a)	798	199,745
		879,700
Health Care 7.1%
Align Technology, Inc. (a)	41	12,571
Amgen Inc.	287	77,260
AstraZeneca PLC - ADR	319	21,578
Biogen Inc. (a)	78	20,017
DexCom, Inc. (a)	208	19,456
GE HealthCare Technologies Inc.	245	16,648
Gilead Sciences, Inc.	671	50,292
IDEXX Laboratories, Inc. (a)	45	19,523
Illumina, Inc. (a)	85	11,678
Intuitive Surgical, Inc. (a)	189	55,393
Moderna, Inc. (a)	205	21,183
Regeneron Pharmaceuticals, Inc. (a)	58	47,380
Seagen Inc. (a)	101	21,412
Vertex Pharmaceuticals Incorporated (a)	138	48,174
		442,565
Consumer Staples 6.5%
Costco Wholesale Corporation	239	134,785
Dollar Tree, Inc. (a)	119	12,626
Keurig Dr Pepper Inc.	756	23,874
Kraft Foods Group, Inc.	661	22,230
Mondelez International, Inc. - Class A	733	50,844
Monster Beverage 1990 Corporation (a)	563	29,812
PepsiCo, Inc.	741	125,557
Walgreens Boots Alliance, Inc.	464	10,324
		410,052
Industrials 4.9%
Automatic Data Processing, Inc.	222	53,459
Cintas Corporation	55	26,280
Copart, Inc. (a)	513	22,111
CSX Corporation	1,094	33,636
Fastenal Company	307	16,798
Honeywell International Inc.	358	66,165
Old Dominion Freight Line, Inc.	59	24,126
PACCAR Inc	281	23,918
Paychex, Inc.	194	22,370
Verisk Analytics, Inc.	78	18,431
		307,294
Utilities 1.2%
American Electric Power Company, Inc.	277	20,837
Constellation Energy Group, Inc.	174	19,033
Exelon Corporation	535	20,210
Xcel Energy Inc.	296	16,955
		77,035
Financials 0.6%
PayPal Holdings, Inc. (a)	592	34,623
Energy 0.5%
Baker Hughes Company - Class A	545	19,235
Diamondback Energy, Inc.	97	15,099
		34,334
Real Estate 0.3%
CoStar Group, Inc. (a)	220	16,899
Total Common Stocks (cost $4,435,044)		6,219,278
SHORT TERM INVESTMENTS 1.3%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	50,043	50,043
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	29,017	29,017
Total Short Term Investments (cost $79,060)		79,060
Total Investments 100.4% (cost $4,514,104)		6,298,338
Other Derivative Instruments 0.0%		34
Other Assets and Liabilities, Net (0.4)%		(24,006)
Total Net Assets 100.0%		6,274,366

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Mellon Nasdaq 100 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	44,789	525,122	519,868	2,664	—	—	50,043	0.8
JNL Government Money Market Fund, 5.26% - Class SL	—	142,341	113,324	249	—	—	29,017	0.5
JNL Securities Lending Collateral Fund - Institutional Class	6,975	82,075	89,050	318	—	—	—	—
	51,764	749,538	722,242	3,231	—	—	79,060	1.3

JNL/Mellon Nasdaq 100 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 Stock Index	192	December 2023	59,386	34	(2,299)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Nasdaq 100 Index Fund
Assets - Securities
Common Stocks	6,219,278	—	—	6,219,278
Short Term Investments	79,060	—	—	79,060
	6,298,338	—	—	6,298,338
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,299)	—	—	(2,299)
	(2,299)	—	—	(2,299)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 99.1%
Real Estate 96.4%
Agree Realty Corporation	14	750
Alexandria Real Estate Equities, Inc.	22	2,193
American Homes 4 Rent - Class A	45	1,509
American Tower Corporation	66	10,786
Americold Realty Trust	36	1,087
Apartment Income REIT Corp.	21	646
Apple Hospitality REIT, Inc.	30	458
AvalonBay Communities, Inc.	20	3,432
Boston Properties, Inc.	20	1,206
Brixmor Property Group Inc.	42	876
Broadstone Net Lease, Inc.	26	376
Camden Property Trust	15	1,419
CBRE Group, Inc. - Class A (a)	44	3,220
COPT Defense Properties	16	376
CoStar Group, Inc. (a)	57	4,417
Cousins Properties Incorporated	21	434
Crown Castle Inc.	61	5,615
Cubesmart, L.P.	32	1,205
Cushman & Wakefield PLC (a)	24	179
Digital Realty Trust, Inc.	43	5,154
Douglas Emmett, Inc.	23	298
EastGroup Properties, Inc.	6	1,066
EPR Properties	11	439
Equinix, Inc.	13	9,561
Equity Commonwealth	15	283
Equity Lifestyle Properties, Inc.	26	1,672
Equity Residential	49	2,849
Essential Properties Realty Trust, Inc.	22	474
Essex Property Trust, Inc.	9	1,915
Extra Space Storage Inc.	30	3,614
Federal Realty Investment Trust	10	938
First Industrial Realty Trust, Inc.	19	883
Four Corners Property Trust, Inc.	13	283
Gaming and Leisure Properties, Inc.	37	1,683
Healthpeak OP, LLC	77	1,415
Highwoods Properties, Inc.	15	307
Host Hotels & Resorts, Inc.	100	1,607
Howard Hughes Holdings Inc. (a)	5	339
Independence Realty Trust, Inc.	31	443
Invitation Homes Inc.	81	2,565
Iron Mountain Incorporated	41	2,441
Jones Lang LaSalle Incorporated (a)	7	946
Kennedy-Wilson Holdings, Inc.	17	249
Kilroy Realty Corporation	15	473
Kite Realty Naperville, LLC	31	662
KRC Interim Corp.	87	1,537
Lamar Advertising Company - Class A	12	1,027
LXP Industrial Trust	41	365
Medical Properties Trust, Inc.	84	458
Mid-America Apartment Communities, Inc.	16	2,112
National Health Investors, Inc.	6	313
National Storage Affiliates Trust	12	371
NNN REIT, Inc.	26	908
Omega Healthcare Investors, Inc.	35	1,145
OUTFRONT Media Inc.	21	207
Park Hotels & Resorts Inc.	30	373
Phillips Edison & Company, Inc.	17	556
Physicians Realty Trust	33	408
PotlatchDeltic Corporation	11	510
ProLogis Inc.	130	14,585
Public Storage Operating Company	22	5,867
Rayonier Inc.	19	544
Realty Income Corporation	100	4,980
Regency Centers Corporation	23	1,374
Rexford Industrial Realty, Inc.	29	1,433
Ryman Hospitality Properties, Inc.	8	699
Sabra Health Care REIT, Inc.	32	452
SBA Communications Corporation - Class A	15	3,052
Simon Property Group, Inc.	46	4,973
SITE Centers Corp.	26	315
Spirit Realty Capital, Inc.	20	668
STAG Industrial, Inc.	25	874
Sun Communities, Inc.	17	2,072
Sunstone Hotel Investors, Inc.	29	276
Terreno Realty Corporation	12	673
The Macerich Company	30	329
The St. Joe Company	5	272
UDR, Inc.	43	1,520
Ventas, Inc.	57	2,385
VICI Properties Inc.	143	4,149
Vornado Realty Trust	22	510
W.P. Carey Inc.	30	1,628
Welltower OP LLC	73	5,979
Weyerhaeuser Company	103	3,152
		155,794
Financials 2.7%
AGNC Investment Corp. (b)	85	805
Annaly Capital Management, Inc.	69	1,307
Blackstone Mortgage Trust, Inc. - Class A (b)	24	526
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	15	321
RITHM Capital Corp.	68	633
Starwood Property Trust, Inc. (b)	42	808
		4,400
Total Common Stocks (cost $211,360)		160,194
SHORT TERM INVESTMENTS 1.2%
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	1,576	1,576
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	442	442
Total Short Term Investments (cost $2,018)		2,018
Total Investments 100.3% (cost $213,378)		162,212
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.3)%		(502)
Total Net Assets 100.0%		161,716

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon Real Estate Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	202	20,161	19,921	17	—	—	442	0.2
JNL Government Money Market Fund, 5.26% - Class SL	—	12,896	11,320	14	—	—	1,576	1.0
JNL Securities Lending Collateral Fund - Institutional Class	380	11,477	11,857	16	—	—	—	—
	582	44,534	43,098	47	—	—	2,018	1.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	38	December 2023	1,662	6	(64)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	160,194	—	—	160,194
Short Term Investments	2,018	—	—	2,018
	162,212	—	—	162,212
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(64)	—	—	(64)
	(64)	—	—	(64)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 99.6%
Information Technology 27.4%
Accenture Public Limited Company - Class A	207	63,714
Adobe Inc. (a)	150	76,439
Advanced Micro Devices, Inc. (a)	532	54,694
Akamai Technologies, Inc. (a) (b)	50	5,326
Amphenol Corporation - Class A	194	16,313
Analog Devices, Inc.	165	28,875
ANSYS, Inc. (a)	29	8,667
Apple Inc.	4,833	827,537
Applied Materials, Inc.	278	38,456
Arista Networks, Inc. (a)	83	15,203
Autodesk, Inc. (a)	71	14,762
Broadcom Inc.	136	112,734
Cadence Design Systems, Inc. (a)	91	21,341
CDW Corp.	45	9,129
Cisco Systems, Inc.	1,340	72,052
Cognizant Technology Solutions Corporation - Class A	168	11,383
Corning Incorporated (b)	260	7,923
DXC Technology Company (a) (b)	71	1,474
Enphase Energy, Inc. (a) (b)	44	5,339
EPAM Systems, Inc. (a)	19	4,792
F5, Inc. (a)	19	3,136
Fair Isaac Corporation (a) (b)	8	7,198
First Solar, Inc. (a)	32	5,172
Fortinet, Inc. (a) (b)	212	12,428
Gartner, Inc. (a) (b)	26	8,884
Gen Digital Inc.	199	3,518
Hewlett Packard Enterprise Company	420	7,296
HP, Inc.	294	7,553
Intel Corporation	1,374	48,854
International Business Machines Corporation	299	41,936
Intuit Inc.	93	47,436
Juniper Networks, Inc.	100	2,780
Keysight Technologies, Inc. (a)	59	7,745
KLA Corporation	45	20,579
Lam Research Corporation	44	27,478
Microchip Technology Incorporated	178	13,902
Micron Technology, Inc.	359	24,399
Microsoft Corporation	2,444	771,564
Monolithic Power Systems, Inc. (b)	14	6,605
Motorola Solutions, Inc.	55	14,907
NetApp, Inc.	71	5,398
NVIDIA Corporation	812	353,370
NXP Semiconductors N.V.	86	17,197
On Semiconductor Corporation (a) (b)	146	13,532
Oracle Corporation	518	54,843
Palo Alto Networks, Inc. (a)	100	23,335
PTC Inc. (a)	37	5,305
Qorvo, Inc. (a)	35	3,344
Qualcomm Incorporated	365	40,580
Roper Technologies, Inc.	34	16,593
Salesforce, Inc. (a)	320	64,959
Seagate Technology Holdings Public Limited Company (b)	64	4,211
ServiceNow, Inc. (a)	67	37,309
Skyworks Solutions, Inc.	54	5,329
SolarEdge Technologies Ltd. (a) (b)	19	2,411
Synopsys, Inc. (a)	50	22,785
TE Connectivity Ltd. (c)	103	12,740
Teledyne Technologies Incorporated (a)	15	6,269
Teradyne, Inc. (b)	52	5,257
Texas Instruments Incorporated	300	47,695
Trimble Inc. (a)	83	4,457
Tyler Technologies, Inc. (a)	15	5,608
VeriSign, Inc. (a)	30	6,172
Western Digital Corporation (a) (b)	100	4,581
Zebra Technologies Corporation - Class A (a) (b)	17	4,083
		3,246,886
Health Care 13.3%
Abbott Laboratories	571	55,277
AbbVie Inc.	582	86,689
Agilent Technologies, Inc.	97	10,841
Align Technology, Inc. (a)	24	7,268
AmerisourceBergen Corporation (b)	54	9,746
Amgen Inc.	177	47,508
Baxter International Inc.	170	6,404
Becton, Dickinson and Company	93	23,999
Biogen Inc. (a)	47	11,995
Bio-Rad Laboratories, Inc. - Class A (a)	7	2,565
Bio-Techne Corporation	56	3,829
Boston Scientific Corporation (a)	478	25,255
Bristol-Myers Squibb Company	687	39,879
Cardinal Health, Inc.	86	7,478
Catalent, Inc. (a) (b)	58	2,636
Centene Corporation (a)	175	12,025
Charles River Laboratories International, Inc. (a) (b)	19	3,639
CVS Health Corporation	423	29,537
Danaher Corporation	216	53,603
DaVita Inc. (a)	18	1,674
Dentsply Sirona Inc. (b)	70	2,384
DexCom, Inc. (a)	127	11,859
Edwards Lifesciences Corporation (a)	205	14,184
Elevance Health, Inc.	78	33,746
Eli Lilly and Company	262	140,868
GE HealthCare Technologies Inc. (b)	119	8,104
Gilead Sciences, Inc.	411	30,811
HCA Healthcare, Inc.	66	16,283
Henry Schein, Inc. (a)	41	3,068
Hologic, Inc. (a)	81	5,609
Humana Inc. (b)	41	19,879
IDEXX Laboratories, Inc. (a)	28	12,274
Illumina, Inc. (a)	51	6,945
Incyte Corporation (a) (b)	62	3,593
Insulet Corporation (a)	23	3,649
Intuitive Surgical, Inc. (a)	116	33,911
IQVIA Holdings Inc (a) (b)	60	11,799
Johnson & Johnson	792	123,350
Laboratory Corporation of America Holdings (b)	29	5,784
McKesson Corporation	45	19,617
Medtronic, Inc.	438	34,313
Merck & Co., Inc.	834	85,906
Mettler-Toledo International Inc. (a)	7	7,715
Moderna, Inc. (a)	107	11,102
Molina Healthcare, Inc. (a) (b)	21	6,808
Organon & Co.	82	1,427
Pfizer Inc.	1,860	61,688
Quest Diagnostics Incorporated	38	4,620
Regeneron Pharmaceuticals, Inc. (a)	35	28,891
ResMed Inc.	48	7,138
Revvity, Inc.	37	4,113
Steris Limited	33	7,342
Stryker Corporation (b)	111	30,375
Teleflex Incorporated (b)	15	2,955
The Cigna Group	96	27,450
The Cooper Companies, Inc.	16	5,036
Thermo Fisher Scientific Inc.	127	64,289
UnitedHealth Group Incorporated	305	153,604
Universal Health Services, Inc. - Class B	22	2,726
Vertex Pharmaceuticals Incorporated (a)	85	29,617
Viatris Inc. (b)	393	3,873
Waters Corporation (a) (b)	20	5,371
West Pharmaceutical Services, Inc.	24	8,971
Zimmer Biomet Holdings, Inc. (b)	67	7,559
Zoetis Inc. - Class A	152	26,475
		1,578,928
Financials 12.8%
AFLAC Incorporated	178	13,625
American Express Company	191	28,548
American International Group, Inc.	238	14,422
Ameriprise Financial, Inc.	34	11,128
Aon Global Limited - Class A	67	21,851
Arch Capital Group Ltd. (a)	120	9,568
Arthur J. Gallagher & Co.	71	16,169
Assurant, Inc. (b)	17	2,482
Bank of America Corporation	2,285	62,564

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Berkshire Hathaway Inc. - Class B (a)	600	210,108
BlackRock, Inc.	46	29,841
Blackstone Inc. - Class A (b)	233	25,010
Brown & Brown, Inc.	72	5,037
Capital One Financial Corporation	127	12,323
Cboe Global Markets, Inc.	34	5,358
Chubb Limited	135	28,123
Cincinnati Financial Corporation	50	5,160
Citigroup Inc.	639	26,270
Citizens Financial Group, Inc.	158	4,246
CME Group Inc. - Class A	118	23,600
Comerica Incorporated	40	1,660
Discover Financial Services	84	7,309
Everest Re Group, Ltd.	14	5,189
FactSet Research Systems Inc. (b)	13	5,591
Fidelity National Information Services, Inc.	196	10,859
Fifth Third Bancorp (b)	221	5,596
Fiserv, Inc. (a)	203	22,946
FleetCor Technologies, Inc. (a) (b)	23	5,943
Franklin Resources, Inc. (b)	91	2,232
Global Payments Inc.	86	9,973
Globe Life Inc.	29	3,103
Huntington Bancshares Incorporated	478	4,974
Intercontinental Exchange, Inc. (b)	182	20,054
Invesco Ltd.	157	2,282
Jack Henry & Associates, Inc. (b)	23	3,490
JPMorgan Chase & Co.	956	138,609
KeyCorp (b)	318	3,417
Loews Corporation	62	3,956
M&T Bank Corporation (b)	56	7,126
MarketAxess Holdings Inc. (b)	13	2,713
Marsh & Mclennan Companies, Inc.	162	30,896
MasterCard Incorporated - Class A	274	108,338
MetLife, Inc.	209	13,142
Moody's Corporation	52	16,501
Morgan Stanley	420	34,271
MSCI Inc. - Class A	26	13,446
Nasdaq, Inc.	115	5,590
Northern Trust Corporation (b)	66	4,585
PayPal Holdings, Inc. (a)	361	21,112
Principal Financial Group, Inc. (b)	73	5,236
Prudential Financial, Inc.	117	11,134
Raymond James Financial, Inc.	61	6,086
Regions Financial Corporation (b)	302	5,193
S&P Global Inc.	107	39,107
State Street Corporation	105	7,018
Synchrony Financial	135	4,122
T. Rowe Price Group, Inc. (b)	71	7,421
The Allstate Corporation (b)	89	9,896
The Bank of New York Mellon Corporation (b) (d)	240	10,238
The Charles Schwab Corporation	490	26,904
The Goldman Sachs Group, Inc.	109	35,312
The Hartford Financial Services Group, Inc.	105	7,432
The PNC Financial Services Group, Inc.	130	15,944
The Progressive Corporation	191	26,658
The Travelers Companies, Inc.	78	12,658
Truist Financial Corporation	433	12,384
U.S. Bancorp (b)	512	16,929
Visa Inc. - Class A (b)	528	121,551
W. R. Berkley Corporation (b)	68	4,296
Wells Fargo & Company	1,203	49,169
Willis Towers Watson Public Limited Company	35	7,258
Zions Bancorporation, National Association	49	1,706
		1,513,988
Consumer Discretionary 10.6%
Airbnb, Inc. - Class A (a) (b)	140	19,240
Amazon.com, Inc. (a)	2,986	379,608
Aptiv PLC (a)	88	8,628
AutoZone, Inc. (a) (b)	6	15,166
Bath & Body Works, Inc.	77	2,604
Best Buy Co., Inc. (b)	66	4,553
Booking Holdings Inc. (a)	12	36,202
BorgWarner Inc.	76	3,062
Caesars Entertainment, Inc. (a)	68	3,135
CarMax, Inc. (a) (b)	52	3,705
Carnival Corporation (a) (b)	352	4,824
Chipotle Mexican Grill, Inc. (a)	9	16,292
D.R. Horton, Inc.	102	10,930
Darden Restaurants, Inc. (b)	40	5,793
Domino's Pizza, Inc.	12	4,425
eBay Inc.	184	8,105
ETSY, Inc. (a)	41	2,628
Expedia Group, Inc. (a)	45	4,676
Ford Motor Company	1,282	15,923
Garmin Ltd.	50	5,227
General Motors Company	453	14,926
Genuine Parts Company	45	6,554
Hasbro, Inc. (b)	45	3,003
Hilton Worldwide Holdings Inc.	86	12,917
Las Vegas Sands Corp.	112	5,124
Lennar Corporation - Class A	85	9,534
LKQ Corporation	84	4,136
Lowe`s Companies, Inc. (b)	193	40,056
Marriott International, Inc. - Class A (b)	83	16,273
McDonald's Corporation	239	63,019
MGM Resorts International (b)	92	3,394
Mohawk Industries, Inc. (a)	16	1,411
NIKE, Inc. - Class B	402	38,420
Norwegian Cruise Line Holdings Ltd. (a) (b)	148	2,441
NVR, Inc. (a)	1	6,094
O'Reilly Automotive, Inc. (a)	20	18,114
Pool Corporation (b)	13	4,610
PulteGroup, Inc.	71	5,232
Ralph Lauren Corporation - Class A (b)	15	1,794
Ross Stores, Inc.	113	12,755
Royal Caribbean Cruises Ltd. (b)	72	6,606
Starbucks Corporation	377	34,383
Tapestry, Inc. (b)	81	2,338
Tesla Inc. (a)	908	227,249
The Home Depot, Inc.	331	99,912
The TJX Companies, Inc.	378	33,585
Tractor Supply Company (b)	36	7,306
Ulta Beauty, Inc. (a)	17	6,738
V.F. Corporation (b)	107	1,882
Whirlpool Corporation (b)	18	2,428
Wynn Resorts, Limited	35	3,209
Yum! Brands, Inc. (b)	92	11,509
		1,261,678
Communication Services 8.8%
Activision Blizzard, Inc.	238	22,310
Alphabet Inc. - Class A (a)	1,951	255,349
Alphabet Inc. - Class C (a)	1,660	218,855
AT&T Inc.	2,345	35,222
Comcast Corporation - Class A	1,354	60,019
Electronic Arts Inc.	81	9,762
Former Charter Communications Parent, Inc. - Class A (a) (b)	33	14,722
Fox Corporation - Class A	85	2,666
Fox Corporation - Class B	45	1,295
Live Nation Entertainment, Inc. (a)	47	3,902
Match Group, Inc. (a) (b)	91	3,567
Meta Platforms, Inc. - Class A (a)	730	219,138
Netflix, Inc. (a)	146	55,255
News Corporation - Class A	130	2,613
News Corporation - Class B (b)	38	786
Omnicom Group Inc.	65	4,829
Paramount Global - Class B (b)	166	2,141
Take-Two Interactive Software, Inc. (a)	51	7,170
The Interpublic Group of Companies, Inc. (b)	131	3,749
The Walt Disney Company (a)	603	48,869
T-Mobile USA, Inc. (b)	170	23,843
Verizon Communications Inc. (b)	1,392	45,122
Warner Bros. Discovery, Inc. - Series A (a)	708	7,691
		1,048,875
Industrials 8.3%
3M Company	180	16,861
A. O. Smith Corporation	39	2,569
Alaska Air Group, Inc. (a) (b)	41	1,525

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Allegion Public Limited Company (b)	29	3,003
American Airlines Group Inc. (a) (b)	241	3,089
AMETEK, Inc.	78	11,487
Automatic Data Processing, Inc.	136	32,598
Axon Enterprise, Inc. (a)	23	4,594
Broadridge Financial Solutions, Inc. (b)	40	7,092
C.H. Robinson Worldwide, Inc. (b)	39	3,363
Carrier Global Corporation	275	15,207
Caterpillar Inc.	168	45,804
Ceridian HCM Holding Inc. (a) (b)	52	3,507
Cintas Corporation (b)	29	14,031
Copart, Inc. (a)	279	12,013
CSX Corporation	674	20,729
Cummins Inc.	46	10,407
Deere & Company	89	33,619
Delta Air Lines, Inc.	207	7,648
Dover Corporation (b)	46	6,459
Eaton Corporation Public Limited Company	132	28,125
Emerson Electric Co.	188	18,179
Equifax Inc. (b)	41	7,601
Expeditors International of Washington, Inc. (b)	47	5,440
Fastenal Company	186	10,163
FedEx Corporation	76	20,186
Fortive Corporation	119	8,806
Generac Holdings Inc. (a) (b)	20	2,223
General Dynamics Corporation	75	16,467
General Electric Company	357	39,481
Honeywell International Inc.	218	40,342
Howmet Aerospace Inc.	121	5,611
Huntington Ingalls Industries, Inc.	13	2,585
IDEX Corporation	24	5,047
Illinois Tool Works Inc. (b)	93	21,343
Ingersoll Rand Inc.	131	8,336
J.B. Hunt Transport Services, Inc. (b)	27	5,062
Jacobs Solutions Inc. (b)	42	5,679
Johnson Controls International Public Limited Company	223	11,881
L3Harris Technologies, Inc.	62	10,849
Leidos Holdings, Inc.	45	4,163
Lockheed Martin Corporation	75	30,612
Masco Corporation	77	4,117
Nordson Corporation (b)	16	3,568
Norfolk Southern Corporation	74	14,502
Northrop Grumman Corporation	47	20,823
Old Dominion Freight Line, Inc. (b)	29	11,823
Otis Worldwide Corporation	133	10,646
PACCAR Inc	175	14,852
Parker-Hannifin Corporation	42	16,299
Paychex, Inc. (b)	103	11,919
Paycom Software, Inc.	16	4,044
Pentair Public Limited Company	55	3,538
Quanta Services, Inc.	48	8,950
Republic Services, Inc.	68	9,702
Robert Half Inc. (b)	35	2,544
Rockwell Automation, Inc.	39	11,194
Rollins, Inc. (b)	75	2,816
RTX Corporation	480	34,541
Snap-on Incorporated	17	4,439
Southwest Airlines Co. (b)	191	5,182
Stanley Black & Decker, Inc.	54	4,542
Textron Inc.	69	5,377
The Boeing Company (a)	185	35,513
Trane Technologies Public Limited Company	76	15,328
TransDigm Group Incorporated (a)	18	14,819
Union Pacific Corporation	200	40,801
United Airlines Holdings, Inc. (a)	105	4,456
United Parcel Service, Inc. - Class B (b)	239	37,296
United Rentals, Inc. (b)	22	9,732
Verisk Analytics, Inc.	47	11,219
W. W. Grainger, Inc.	14	9,833
Waste Management, Inc.	119	18,187
Westinghouse Air Brake Technologies Corporation	58	6,144
Xylem Inc.	78	7,125
		979,657
Consumer Staples 6.6%
Altria Group, Inc.	591	24,866
Archer-Daniels-Midland Company	180	13,576
Brown-Forman Corporation - Class B	54	3,107
Bunge Limited	49	5,343
Campbell Soup Company (b)	73	2,983
Church & Dwight Co., Inc.	84	7,703
Colgate-Palmolive Company	275	19,532
Conagra Brands, Inc.	156	4,289
Constellation Brands, Inc. - Class A	53	13,435
Costco Wholesale Corporation	146	82,730
Dollar General Corporation	74	7,820
Dollar Tree, Inc. (a) (b)	69	7,311
General Mills, Inc.	195	12,448
Hormel Foods Corporation (b)	94	3,557
Kellogg Company	85	5,033
Kenvue Inc.	542	10,888
Keurig Dr Pepper Inc.	331	10,446
Kimberly-Clark Corporation	113	13,628
Kraft Foods Group, Inc.	256	8,603
Lamb Weston Holdings, Inc.	45	4,128
McCormick & Company, Incorporated (b)	79	5,994
Molson Coors Beverage Company - Class B (b)	63	3,992
Mondelez International, Inc. - Class A	448	31,081
Monster Beverage 1990 Corporation (a)	245	12,952
PepsiCo, Inc. (b)	454	76,917
Philip Morris International Inc.	511	47,267
Sysco Corporation	165	10,930
Target Corporation	152	16,777
The Clorox Company (b)	41	5,313
The Coca-Cola Company	1,283	71,840
The Estee Lauder Companies Inc. - Class A	76	11,015
The Hershey Company	49	9,833
The J. M. Smucker Company (b)	35	4,293
The Kroger Co.	222	9,913
The Procter & Gamble Company	775	113,092
Tyson Foods, Inc. - Class A (b)	95	4,799
Walgreens Boots Alliance, Inc. (b)	232	5,169
Walmart Inc.	465	74,381
		776,984
Energy 4.7%
Apa Corp.	101	4,134
Baker Hughes Company - Class A	329	11,612
Chevron Corporation	583	98,350
ConocoPhillips	394	47,183
Coterra Energy Inc. (b)	240	6,504
Devon Energy Corporation	211	10,051
Diamondback Energy, Inc. (b)	60	9,271
EOG Resources, Inc.	192	24,275
EQT Corporation	121	4,915
Exxon Mobil Corporation	1,317	154,808
Halliburton Company	291	11,787
Hess Corporation	91	13,865
Kinder Morgan, Inc.	652	10,804
Marathon Oil Corporation	206	5,515
Marathon Petroleum Corporation	132	19,902
Occidental Petroleum Corporation (b)	218	14,158
ONEOK, Inc.	182	11,574
Phillips 66	146	17,596
Pioneer Natural Resources Company	77	17,689
Schlumberger Limited	463	27,006
Targa Resources Corp.	74	6,359
The Williams Companies, Inc.	405	13,632
Valero Energy Corporation	116	16,459
		557,449
Materials 2.4%
Air Products and Chemicals, Inc.	73	20,778
Albemarle Corporation (b)	38	6,543
Amcor Pty Ltd (b)	486	4,451
Avery Dennison Corporation	27	4,968
Ball Corporation (b)	108	5,394
Celanese Corporation - Class A (b)	34	4,286
CF Industries Holdings, Inc.	63	5,408
Corteva, Inc.	233	11,905

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Dow Inc.	236	12,154
DuPont de Nemours, Inc. (b)	151	11,262
Eastman Chemical Company	37	2,849
Ecolab Inc.	83	14,115
FMC Corporation	41	2,762
Freeport-McMoRan Inc.	465	17,330
International Flavors & Fragrances Inc.	80	5,444
International Paper Company (b)	107	3,796
Legacy Vulcan Corp. (b)	43	8,652
Linde Public Limited Company	160	59,755
LyondellBasell Industries N.V. - Class A	86	8,129
Martin Marietta Materials, Inc.	20	8,243
MOS Holdings Inc. (b)	110	3,899
Newmont Corporation (b)	264	9,763
Nucor Corporation (b)	82	12,790
Packaging Corporation of America (b)	27	4,075
PPG Industries, Inc.	80	10,410
Sealed Air Corporation	46	1,514
Steel Dynamics, Inc. (b)	50	5,386
The Sherwin-Williams Company	77	19,656
WestRock Company	84	3,004
		288,721
Utilities 2.4%
Alliant Energy Corporation	82	3,952
Ameren Corporation	88	6,562
American Electric Power Company, Inc.	170	12,761
American Water Works Company, Inc.	64	7,873
Atmos Energy Corporation (b)	47	4,994
CenterPoint Energy, Inc.	216	5,799
CMS Energy Corporation	94	4,993
Consolidated Edison, Inc.	112	9,585
Constellation Energy Group, Inc.	106	11,537
Dominion Energy, Inc.	274	12,236
DTE Energy Company	67	6,655
Duke Energy Corporation	254	22,432
Edison International	130	8,205
Entergy Corporation	65	5,979
Evergy, Inc.	74	3,738
Eversource Energy	118	6,854
Exelon Corporation	330	12,477
FirstEnergy Corp.	181	6,184
NextEra Energy, Inc.	668	38,251
NiSource Inc.	130	3,208
NRG Energy, Inc.	79	3,045
PG&E Corporation (a) (b)	688	11,094
Pinnacle West Capital Corporation	38	2,785
PPL Corporation	246	5,786
Public Service Enterprise Group Incorporated	171	9,748
Sempra Energy	210	14,286
The AES Corporation (b)	216	3,279
The Southern Company	358	23,164
WEC Energy Group Inc.	102	8,230
Xcel Energy Inc.	182	10,432
		286,124
Real Estate 2.3%
Alexandria Real Estate Equities, Inc. (b)	52	5,254
American Tower Corporation	154	25,382
AvalonBay Communities, Inc.	48	8,193
Boston Properties, Inc. (b)	47	2,806
Camden Property Trust (b)	34	3,255
CBRE Group, Inc. - Class A (a) (b)	98	7,210
CoStar Group, Inc. (a) (b)	137	10,561
Crown Castle Inc.	144	13,253
Digital Realty Trust, Inc. (b)	94	11,435
Equinix, Inc.	31	22,561
Equity Residential (b)	110	6,431
Essex Property Trust, Inc. (b)	21	4,560
Extra Space Storage Inc. (b)	65	7,960
Federal Realty Investment Trust (b)	26	2,348
Healthpeak OP, LLC	179	3,293
Host Hotels & Resorts, Inc. (b)	235	3,776
Invitation Homes Inc. (b)	190	6,016
Iron Mountain Incorporated (b)	96	5,698
KRC Interim Corp. (b)	200	3,512
Mid-America Apartment Communities, Inc. (b)	39	5,006
ProLogis Inc.	306	34,333
Public Storage Operating Company (b)	53	13,988
Realty Income Corporation (b)	220	11,005
Regency Centers Corporation	47	2,774
SBA Communications Corporation - Class A	35	7,089
Simon Property Group, Inc.	106	11,502
UDR, Inc.	102	3,653
Ventas, Inc. (b)	132	5,581
VICI Properties Inc. (b)	331	9,623
Welltower OP LLC (b)	164	13,452
Weyerhaeuser Company	235	7,219
		278,729
Total Common Stocks (cost $6,358,390)		11,818,019
SHORT TERM INVESTMENTS 5.4%
Securities Lending Collateral 5.1%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	107,150	107,150
Repurchase Agreement with CIT, 5.77% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $315,687) acquired on 09/30/2023, due 1/2/2024 at $304,520	300,000	300,000
Repurchase Agreement with MSC, 5.73% (Collateralized by various publicly traded equities and U.S. Treasury securities with a value of $218,197) acquired on 09/30/2023, due 03/20/2024 at $205,475	200,000	200,000
		607,150
Investment Companies 0.3%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	33,675	33,675
Total Short Term Investments (cost $640,825)		640,825
Total Investments 105.0% (cost $6,999,215)		12,458,844
Other Derivative Instruments (0.0)%		(115)
Other Assets and Liabilities, Net (5.0)%		(596,998)
Total Net Assets 100.0%		11,861,731

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon S&P 500 Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/11/12	6,355	12,740	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Mellon S&P 500 Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	90,383	392,372	449,080	3,994	—	—	33,675	0.3
JNL Government Money Market Fund, 5.26% - Class SL	—	1,480,104	1,372,954	1,550	—	—	107,150	0.9
JNL Securities Lending Collateral Fund - Institutional Class	133,832	638,937	772,769	2,971	—	—	—	—
The Bank of New York Mellon Corporation	10,917	68	68	277	27	(706)	10,238	0.1
	235,132	2,511,481	2,594,871	8,792	27	(706)	151,063	1.3

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	211	December 2023	47,431	(115)	(1,797)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	11,818,019	—	—	11,818,019
Short Term Investments	140,825	500,000	—	640,825
	11,958,844	500,000	—	12,458,844
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,797)	—	—	(1,797)
	(1,797)	—	—	(1,797)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon U.S. Stock Market Index Fund
COMMON STOCKS 99.6%
Information Technology 26.5%
Accenture Public Limited Company - Class A	71	21,930
ACI Worldwide, Inc. (a)	16	355
Adobe Inc. (a)	51	26,225
Advanced Energy Industries, Inc.	5	526
Advanced Micro Devices, Inc. (a)	182	18,734
Akamai Technologies, Inc. (a)	17	1,767
Alarm.Com Holdings, Inc. (a)	5	310
Allegro Microsystems Inc. (a)	7	221
Altair Engineering Inc. - Class A (a)	5	326
Alteryx, Inc. - Class A (a)	5	204
Ambarella Inc. (a)	5	273
Amkor Technology, Inc.	12	279
Amphenol Corporation - Class A	68	5,701
Analog Devices, Inc.	56	9,860
ANSYS, Inc. (a)	10	2,941
AppFolio, Inc. - Class A (a)	3	467
Apple Inc.	1,658	283,917
Applied Materials, Inc.	95	13,107
AppLovin Corporation - Class A (a)	15	598
Arista Networks, Inc. (a)	29	5,276
Arrow Electronics, Inc. (a)	6	732
Asana, Inc. - Class A (a)	10	189
Aspen Technology, Inc. (a)	3	642
Atlassian Corporation - Class A (a)	17	3,416
Autodesk, Inc. (a)	24	4,934
Avnet, Inc.	11	531
Axcelis Technologies, Inc. (a)	4	634
Badger Meter, Inc.	3	436
Belden Inc.	5	484
Bentley Systems, Incorporated - Class B	26	1,313
Bill Holdings, Inc. (a)	11	1,228
Blackbaud, Inc. (a)	5	352
Blackline, Inc. (a)	7	409
Box, Inc. - Class A (a)	16	388
Broadcom Inc.	47	38,678
Cadence Design Systems, Inc. (a)	31	7,163
Calix, Inc. (a)	8	366
CCC Intelligent Solutions Holdings Inc. (a)	20	272
CDW Corp.	15	3,101
Ciena Corporation (a)	16	759
Cirrus Logic, Inc. (a)	6	439
Cisco Systems, Inc.	460	24,720
Clear Secure, Inc. - Class A	10	191
Cloudflare, Inc. - Class A (a)	32	2,036
Cognex Corporation	21	891
Cognizant Technology Solutions Corporation - Class A	58	3,920
Coherent Corp. (a)	15	497
CommVault Systems, Inc. (a)	6	431
Confluent, Inc. - Class A (a)	22	658
Corning Incorporated	86	2,618
Crane Nxt, Co.	7	378
CrowdStrike Holdings, Inc. - Class A (a)	25	4,179
Datadog, Inc. - Class A (a)	34	3,082
Dell Technologies Inc. - Class C	29	2,023
DigitalOcean Holdings, Inc. (a)	8	201
Diodes Incorporated (a)	5	412
DocuSign, Inc. (a)	23	948
Dolby Laboratories, Inc. - Class A	6	465
DoubleVerify Holdings, Inc. (a)	15	425
Dropbox, Inc. - Class A (a)	30	808
Dun & Bradstreet Holdings, Inc.	22	224
DXC Technology Company (a)	22	450
Dynatrace, Inc. (a)	24	1,142
Elastic N.V. (a)	9	763
Enphase Energy, Inc. (a)	16	1,904
Entegris, Inc.	17	1,579
Envestnet, Inc. (a)	8	335
EPAM Systems, Inc. (a)	6	1,658
Extreme Networks, Inc. (a)	12	283
F5, Inc. (a)	7	1,085
Fabrinet (a)	4	640
Fair Isaac Corporation (a)	3	2,506
First Solar, Inc. (a)	12	1,962
Five9, Inc. (a)	7	482
Flex Ltd. (a)	52	1,394
Fortinet, Inc. (a)	74	4,361
Gartner, Inc. (a)	9	3,019
Gen Digital Inc.	61	1,072
Gitlab Inc. - Class A (a)	9	420
GoDaddy Inc. - Class A (a)	16	1,160
Guidewire Software, Inc. (a)	10	895
Hewlett Packard Enterprise Company	142	2,472
HP, Inc.	93	2,388
HubSpot, Inc. (a)	6	2,792
Impinj, Inc. (a)	2	112
Informatica Inc. - Class A (a)	5	108
Insight Enterprises, Inc. (a)	4	529
Intel Corporation	476	16,910
International Business Machines Corporation	103	14,396
Intuit Inc.	32	16,147
IPG Photonics Corporation (a)	3	339
Itron, Inc. (a)	6	350
Jabil Inc.	14	1,782
JAMF Holding Corp. (a)	5	87
Juniper Networks, Inc.	33	929
Keysight Technologies, Inc. (a)	20	2,708
KLA Corporation	15	7,034
Kulicke and Soffa Industries, Inc.	6	289
Kyndryl Holdings, Inc. (a)	24	366
Lam Research Corporation	15	9,411
Lattice Semiconductor Corporation (a)	14	1,229
Littelfuse, Inc.	3	770
Lumentum Holdings Inc. (a)	7	337
MACOM Technology Solutions Holdings, Inc. (a)	6	494
Manhattan Associates, Inc. (a)	7	1,396
Marvell Technology, Inc.	98	5,304
Microchip Technology Incorporated	62	4,835
Micron Technology, Inc.	123	8,338
Microsoft Corporation	838	264,713
MicroStrategy Incorporated - Class A (a) (b)	2	533
MKS Instruments, Inc.	7	649
MongoDB, Inc. - Class A (a)	8	2,741
Monolithic Power Systems, Inc.	5	2,419
Motorola Solutions, Inc.	19	5,071
National Instruments Corporation	14	821
nCino OpCo, Inc. (a)	7	226
NCR Corporation (a)	18	496
NetApp, Inc.	24	1,816
New Relic, Inc. (a)	6	507
Novanta Inc. (a)	4	636
Nutanix, Inc. - Class A (a)	29	1,002
NVIDIA Corporation	279	121,236
NXP Semiconductors N.V.	29	5,780
Okta, Inc. - Class A (a)	18	1,454
On Semiconductor Corporation (a)	49	4,578
Onto Innovation Inc. (a)	5	686
Oracle Corporation	177	18,789
Pagerduty, Inc. (a)	9	209
Palantir Technologies Inc. - Class A (a)	217	3,476
Palo Alto Networks, Inc. (a)	35	8,137
Pegasystems Inc.	6	246
Perficient, Inc. (a)	5	271
Plexus Corp. (a)	4	352
Power Integrations, Inc.	7	550
Powerschool Holdings, Inc. - Class A (a)	9	202
Procore Technologies, Inc. (a)	10	645
Progress Software Corporation	5	265
PTC Inc. (a)	14	1,918
Pure Storage, Inc. - Class A (a)	32	1,133
Qorvo, Inc. (a)	12	1,132
Qualcomm Incorporated	126	13,966
Qualys, Inc. (a)	4	546
Rambus Inc. (a)	12	660
Rapid7, Inc. (a)	8	352
RingCentral, Inc. - Class A (a)	12	345

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Rogers Corporation (a)	2	285
Roper Technologies, Inc.	12	5,884
Salesforce, Inc. (a)	110	22,287
Sanmina Corporation (a)	5	295
Seagate Technology Holdings Public Limited Company	23	1,519
SentinelOne, Inc. - Class A (a)	29	482
ServiceNow, Inc. (a)	23	12,845
Silicon Laboratories Inc. (a)	4	438
Sitime Corporation (a)	2	248
Skyworks Solutions, Inc.	17	1,716
Smartsheet Inc. - Class A (a)	15	602
Snowflake Inc. - Class A (a)	37	5,652
SolarEdge Technologies Ltd. (a)	6	828
Splunk Inc. (a)	17	2,459
Sprout Social, Inc. - Class A (a)	6	304
SPS Commerce, Inc. (a)	4	686
Squarespace, Inc. - Class A (a)	4	104
Super Micro Computer, Inc. (a)	5	1,364
Synaptics Incorporated (a)	4	397
Synopsys, Inc. (a)	17	7,841
TD SYNNEX Corporation	6	574
TE Connectivity Ltd. (c)	35	4,322
Teledyne Technologies Incorporated (a)	5	2,230
Tenable Holdings, Inc. (a)	11	490
Teradata Corporation (a)	10	467
Teradyne, Inc.	17	1,696
Texas Instruments Incorporated	102	16,291
Trimble Inc. (a)	29	1,554
Twilio Inc. - Class A (a)	20	1,143
Tyler Technologies, Inc. (a)	5	1,846
Uipath, Inc. - Class A (a)	48	815
Unity Software Inc. (a)	29	903
Universal Display Corporation	5	823
Varonis Systems, Inc. (a)	15	465
Verint Systems Inc. (a)	8	190
VeriSign, Inc. (a)	10	2,034
ViaSat, Inc. (a)	8	148
Viavi Solutions Inc. (a)	32	293
Vishay Intertechnology, Inc.	12	302
VMware, Inc. - Class A (a)	24	4,066
Vontier Corporation	14	430
Western Digital Corporation (a)	35	1,578
Wolfspeed, Inc. (a) (b)	13	509
Workday, Inc. - Class A (a)	23	4,948
Workiva Inc. - Class A (a)	5	557
Xerox Holdings Corporation	8	121
Zebra Technologies Corporation - Class A (a)	6	1,409
Zoom Video Communications, Inc. - Class A (a)	28	1,934
Zscaler, Inc. (a)	10	1,557
		1,226,041
Health Care 13.0%
10X Genomics, Inc. - Class A (a)	10	426
Abbott Laboratories	196	19,026
AbbVie Inc.	200	29,754
Acadia Healthcare Company, Inc. (a)	10	672
ACADIA Pharmaceuticals Inc. (a)	12	258
Agilent Technologies, Inc.	34	3,757
Agilon Health Management, Inc. (a)	37	655
Align Technology, Inc. (a)	8	2,397
Alkermes Public Limited Company (a)	16	452
Alnylam Pharmaceuticals, Inc. (a)	14	2,459
Amedisys, Inc. (a)	3	296
AmerisourceBergen Corporation	18	3,265
Amgen Inc.	60	16,222
Amicus Therapeutics, Inc. (a)	27	327
AMN Healthcare Services, Inc. (a)	5	388
Apellis Pharmaceuticals, Inc. (a)	12	469
Arrowhead Pharmaceuticals Inc (a)	14	372
AtriCure, Inc. (a)	6	277
Avantor, Inc. (a)	79	1,674
Axonics, Inc. (a)	5	279
Axsome Therapeutics, Inc. (a) (b)	4	285
Azenta, Inc. (a)	6	302
Baxter International Inc.	56	2,108
Beam Therapeutics Inc. (a)	6	143
Becton, Dickinson and Company	32	8,366
Biogen Inc. (a)	17	4,260
BioMarin Pharmaceutical Inc. (a)	21	1,901
Bio-Rad Laboratories, Inc. - Class A (a)	2	859
Bio-Techne Corporation	18	1,222
Blueprint Medicines Corporation (a)	8	402
Boston Scientific Corporation (a)	164	8,657
Bristol-Myers Squibb Company	235	13,652
Bruker Corporation	12	756
Canticle Pharmaceuticals, Inc. (a)	2	223
Cardinal Health, Inc.	28	2,453
Catalent, Inc. (a)	19	847
Centene Corporation (a)	61	4,173
Cerevel Therapeutics Holdings, Inc. - Class A (a) (b)	9	187
Certara, Inc. (a)	11	158
Charles River Laboratories International, Inc. (a)	6	1,198
Chemed Corporation	2	840
CONMED Corporation	4	387
Corcept Therapeutics Incorporated (a)	11	312
CorVel Corporation (a)	1	216
CRISPR Therapeutics AG (a) (b)	10	439
CVS Health Corporation	143	10,011
Cytokinetics, Incorporated (a)	12	359
Danaher Corporation	74	18,420
DaVita Inc. (a)	6	580
Denali Therapeutics Inc. (a)	11	235
Dentsply Sirona Inc.	23	801
DexCom, Inc. (a)	45	4,166
Doximity, Inc. - Class A (a)	12	262
Edwards Lifesciences Corporation (a)	68	4,693
Elanco Animal Health Incorporated (a)	61	687
Elevance Health, Inc.	26	11,505
Eli Lilly and Company	90	48,330
Encompass Health Corporation	11	706
Enovis Corporation (a)	6	330
Envista Holdings Corporation (a)	17	484
Evolent Health, Inc. - Class A (a)	11	303
Exact Sciences Corporation (a)	21	1,412
Exelixis, Inc. (a)	31	679
GE HealthCare Technologies Inc.	43	2,902
Gilead Sciences, Inc.	141	10,601
Glaukos Corporation (a)	5	374
Globus Medical, Inc. - Class A (a)	12	587
Guardant Health, Inc. (a)	10	304
Haemonetics Corporation (a)	6	582
Halozyme Therapeutics, Inc. (a)	14	541
HCA Healthcare, Inc.	23	5,568
HealthEquity, Inc. (a)	9	649
Henry Schein, Inc. (a)	15	1,092
Hologic, Inc. (a)	27	1,864
Horizon Therapeutics Public Limited Company (a)	26	3,038
Humana Inc.	14	6,793
ICU Medical, Inc. (a)	3	315
IDEXX Laboratories, Inc. (a)	9	4,139
Illumina, Inc. (a)	17	2,392
Inari Medical, Inc. (a)	6	371
Incyte Corporation (a)	22	1,257
Insmed Incorporated (a)	17	427
Inspire Medical Systems, Inc. (a)	3	614
Insulet Corporation (a)	8	1,302
Integer Holdings Corporation (a)	4	293
Integra LifeSciences Holdings Corporation (a)	10	386
Intellia Therapeutics, Inc. (a)	10	307
Intra-Cellular Therapies, Inc. (a)	12	606
Intuitive Surgical, Inc. (a)	39	11,537
Ionis Pharmaceuticals, Inc. (a)	15	681
IQVIA Holdings Inc (a)	21	4,117
Irhythm Technologies, Inc. (a)	4	349
Jazz Pharmaceuticals Public Limited Company (a)	8	991
Johnson & Johnson	272	42,320
Karuna Therapeutics, Inc. (a)	4	694
Krystal Biotech, Inc. (a)	2	290
Laboratory Corporation of America Holdings	10	1,999

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Lantheus Holdings, Inc. (a)	7	478
LivaNova PLC (a)	8	417
Masimo Corporation (a)	5	477
McKesson Corporation	15	6,641
Medpace Holdings, Inc. (a)	2	606
Medtronic, Inc.	150	11,754
Merck & Co., Inc.	286	29,425
Merit Medical Systems, Inc. (a)	8	551
Mettler-Toledo International Inc. (a)	3	2,800
Mirati Therapeutics, Inc. (a)	7	300
Moderna, Inc. (a)	37	3,864
Molina Healthcare, Inc. (a)	7	2,191
Natera, Inc. (a)	12	525
Neogen Corporation (a)	20	372
Neurocrine Biosciences, Inc. (a)	12	1,304
Novocure Limited (a)	11	175
Omnicell, Inc. (a)	5	211
Option Care Health, Inc. (a)	21	669
Organon & Co.	30	521
Pacific Biosciences of California, Inc. (a)	27	228
Pacira Pharmaceuticals, Inc. (a)	5	153
Patterson Companies, Inc.	6	169
Penumbra, Inc. (a)	5	1,112
Perrigo Company Public Limited Company	12	399
Pfizer Inc.	638	21,156
Premier Healthcare Solutions, Inc. - Class A	17	358
Prestige Consumer Healthcare Inc. (a)	5	295
Privia Health Group Inc. (a)	15	337
Progyny, Inc. (a)	9	315
PTC Therapeutics, Inc. (a)	7	156
Quest Diagnostics Incorporated	13	1,617
Quidelortho Corporation (a)	7	491
R1 RCM Holdco Inc. (a)	26	395
Regeneron Pharmaceuticals, Inc. (a)	12	9,968
Repligen Corporation (a)	5	865
ResMed Inc.	17	2,511
Revance Therapeutics, Inc. (a)	10	115
Revolution Medicines, Inc. (a)	11	295
Revvity, Inc.	14	1,495
Roivant Sciences Ltd. (a) (b)	37	433
Royalty Pharma PLC - Class A	46	1,261
Sage Therapeutics Inc. (a)	7	134
Sarepta Therapeutics, Inc. (a)	10	1,262
Seagen Inc. (a)	16	3,370
Select Medical Holdings Corporation	14	358
Sgry, LLC (a)	10	302
Shockwave Medical, Inc. (a)	4	875
Sotera Health LLC (a) (b)	10	144
STAAR Surgical Company (a)	5	216
Steris Limited	11	2,456
Stryker Corporation	38	10,423
Tandem Diabetes Care, Inc. (a)	7	140
Teladoc Health, Inc. (a)	14	268
Teleflex Incorporated	5	1,038
Tenet Healthcare Corporation (a)	11	741
TG Therapeutics, Inc. (a)	17	141
The Cigna Group	33	9,515
The Cooper Companies, Inc.	6	1,760
The Ensign Group, Inc.	6	594
Thermo Fisher Scientific Inc.	44	22,044
TransMedics Group, Inc. (a)	4	209
Ultragenyx Pharmaceutical Inc. (a)	9	323
United Therapeutics Corporation (a)	5	1,161
UnitedHealth Group Incorporated	105	52,699
Universal Health Services, Inc. - Class B	7	922
Vaxcyte, Inc. (a)	11	557
Veeva Systems Inc. - Class A (a)	17	3,389
Vertex Pharmaceuticals Incorporated (a)	29	10,211
Viatris Inc.	143	1,407
VIR Biotechnology, Inc. (a)	11	99
Waters Corporation (a)	7	1,888
West Pharmaceutical Services, Inc.	8	3,016
Zimmer Biomet Holdings, Inc.	23	2,636
Zoetis Inc. - Class A	52	9,018
		602,737
Financials 13.0%
Affiliated Managers Group, Inc.	4	495
Affirm Holdings, Inc. - Class A (a) (b)	20	431
AFLAC Incorporated	62	4,730
AGNC Investment Corp. (b)	70	665
Ally Financial Inc.	31	831
American Equity Investment Life Holding Company	8	449
American Express Company	66	9,812
American Financial Group, Inc.	8	858
American International Group, Inc.	80	4,860
Ameriprise Financial, Inc.	12	3,798
Ameris Bancorp	9	345
Annaly Capital Management, Inc.	56	1,045
Aon Global Limited - Class A	23	7,382
Apollo Global Management, Inc.	49	4,401
Arch Capital Group Ltd. (a)	42	3,386
Ares Management Corporation - Class A	18	1,884
Arthur J. Gallagher & Co.	24	5,568
Artisan Partners Asset Management Inc. - Class A	10	378
Associated Banc-Corp	16	276
Assurant, Inc.	5	758
Assured Guaranty Ltd.	6	354
Atlantic Union Bank	8	217
AXIS Capital Holdings Limited	8	461
Axos Financial, Inc. (a)	6	219
BancFirst Corporation	1	109
Bank of America Corporation	773	21,164
Bank OZK	13	485
Berkshire Hathaway Inc. - Class B (a)	206	72,085
BlackRock, Inc.	16	10,210
Blackstone Inc. - Class A	80	8,610
Blackstone Mortgage Trust, Inc. - Class A (b)	21	453
Block, Inc. - Class A (a)	62	2,747
Blue Owl Capital Inc. - Class A	44	576
BOK Financial Corporation	4	303
Brighthouse Financial, Inc. (a)	9	437
Brown & Brown, Inc.	28	1,921
Cadence Bank	18	386
Capital One Financial Corporation	44	4,226
Cathay General Bancorp	8	285
Chubb Limited	46	9,641
Cincinnati Financial Corporation	18	1,819
Citigroup Inc.	216	8,870
Citizens Financial Group, Inc.	51	1,365
CME Group Inc. - Class A	41	8,155
CNO Financial Group, Inc.	12	284
Cohen & Steers, Inc.	4	243
Coinbase Global, Inc. - Class A (a) (b)	18	1,350
Columbia Banking System, Inc.	23	461
Comerica Incorporated	16	660
Commerce Bancshares, Inc.	13	617
Community Bank System, Inc.	7	305
Corebridge Financial, Inc.	11	226
Credit Acceptance Corporation (a) (b)	1	259
Cullen/Frost Bankers, Inc.	8	744
CVB Financial Corp.	13	210
Discover Financial Services	28	2,405
East West Bancorp, Inc.	16	858
Eastern Bankshares, Inc.	15	190
Enstar Group Limited (a)	2	394
Equitable Holdings, Inc.	34	979
Erie Indemnity Company - Class A	3	817
Essent Group Ltd.	14	641
Euronet Worldwide, Inc. (a)	6	476
Evercore Inc. - Class A	4	521
Everest Re Group, Ltd.	5	1,746
EVERTEC, Inc.	10	363
F.N.B. Corporation	49	529
FactSet Research Systems Inc.	4	1,949
Federated Hermes, Inc. - Class B	12	391
Fidelity National Financial, Inc. - Class A	30	1,227
Fidelity National Information Services, Inc.	68	3,738
Fifth Third Bancorp	80	2,019
First American Financial Corporation	11	638

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
First Bancorp.	11	148
First Citizens BancShares, Inc. - Class A	1	1,870
First Financial Bankshares, Inc.	18	456
First Hawaiian, Inc.	17	312
First Horizon Corporation	55	607
First Interstate BancSystem, Inc. - Class A	8	209
FirstCash Holdings, Inc.	5	459
Fiserv, Inc. (a)	69	7,773
FleetCor Technologies, Inc. (a)	9	2,183
Flywire Corporation (a)	9	294
Franklin Resources, Inc.	36	877
Freedom Holding Corp. (a) (b)	3	248
Glacier Bancorp, Inc.	13	379
Global Payments Inc.	30	3,407
Globe Life Inc.	10	1,076
Hamilton Lane Incorporated - Class A	5	469
Hancock Whitney Corporation	12	435
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	11	234
Home BancShares, Inc.	20	423
Houlihan Lokey, Inc. - Class A	5	523
Huntington Bancshares Incorporated	168	1,746
Independence Holdings, LLC	14	546
Independent Bank Corp.	5	265
Interactive Brokers Group, Inc. - Class A	11	995
Intercontinental Exchange, Inc.	65	7,142
International Bancshares Corporation	5	201
Invesco Ltd.	54	788
Jack Henry & Associates, Inc.	9	1,289
Jackson Financial Inc. - Class A (d)	10	370
Janus Henderson Group PLC	16	421
Jefferies Financial Group Inc.	18	654
JPMorgan Chase & Co.	328	47,555
K.K.R. Co., Inc. - Class A	73	4,523
KeyCorp	112	1,210
Kinsale Capital Group, Inc.	2	982
Lincoln National Corporation	18	445
Loews Corporation	21	1,308
LPL Financial Holdings Inc.	8	1,968
M&T Bank Corporation	19	2,362
Markel Group Inc. (a)	2	2,241
MarketAxess Holdings Inc.	4	914
Marsh & Mclennan Companies, Inc.	56	10,607
MasterCard Incorporated - Class A	94	37,169
MetLife, Inc.	71	4,442
MGIC Investment Corporation	34	575
Moelis & Company - Class A	10	429
Moody's Corporation	18	5,586
Morgan Stanley	144	11,754
Morningstar, Inc.	3	721
Mr. Cooper Group Inc. (a)	6	324
MSCI Inc. - Class A	9	4,546
Nasdaq, Inc.	39	1,917
Navient Corporation	8	140
Nelnet, Inc. - Class A	2	181
New York Community Bancorp, Inc. - Series A	87	985
Northern Trust Corporation	23	1,579
Old National Bancorp	38	553
Old Republic International Corporation	30	815
Pacific Premier Bancorp, Inc.	13	278
PayPal Holdings, Inc. (a)	124	7,225
PennyMac Financial Services, Inc.	4	289
Pinnacle Financial Partners, Inc.	8	552
Popular, Inc.	9	569
Primerica, Inc.	4	765
Principal Financial Group, Inc.	24	1,703
Prosperity Bancshares, Inc.	10	541
Prudential Financial, Inc.	41	3,870
Radian Group Inc.	16	398
Raymond James Financial, Inc.	21	2,147
Regions Financial Corporation	107	1,841
Reinsurance Group of America, Incorporated	7	1,016
Remitly Global, Inc. (a)	15	374
RenaissanceRe Holdings Ltd	6	1,201
RITHM Capital Corp.	51	471
RLI Corp.	4	540
Robinhood Markets, Inc. - Class A (a)	53	521
Ryan Specialty Group Holdings, Inc. - Class A (a)	12	592
S&P Global Inc.	37	13,450
SEI Investments Company	11	670
Selective Insurance Group, Inc.	6	667
ServisFirst Bancshares, Inc.	5	259
Shift4 Payments, LLC - Class A (a)	5	296
Simmons First National Corporation - Class A	18	299
SLM Corporation	27	368
SoFi Technologies, Inc. (a) (b)	96	767
Southstate Corporation	10	677
Starwood Property Trust, Inc. (b)	35	673
State Street Corporation	35	2,366
Stifel Financial Corp.	13	793
Synchrony Financial	49	1,509
Synovus Financial Corp.	18	493
T. Rowe Price Group, Inc.	25	2,663
Texas Capital Bancshares, Inc. (a)	4	229
TFS Financial Corporation	8	93
The Allstate Corporation	30	3,322
The Bank of New York Mellon Corporation (d)	86	3,658
The Carlyle Group, Inc.	24	721
The Charles Schwab Corporation	169	9,265
The Goldman Sachs Group, Inc.	37	12,027
The Hanover Insurance Group, Inc.	4	395
The Hartford Financial Services Group, Inc.	35	2,509
The PNC Financial Services Group, Inc.	46	5,588
The Progressive Corporation	66	9,176
The Travelers Companies, Inc.	26	4,167
The Western Union Company	36	479
Toast, Inc. - Class A (a)	43	803
TPG Inc. - Class A	8	249
Tradeweb Markets Inc. - Class A	13	1,014
Truist Financial Corporation	151	4,332
U.S. Bancorp	170	5,621
UMB Financial Corporation	6	376
United Bankshares, Inc.	18	494
United Community Banks, Inc.	14	361
Unum Group	22	1,093
Valley National Bancorp	59	506
Visa Inc. - Class A	181	41,702
Voya Financial, Inc.	10	679
W. R. Berkley Corporation	22	1,394
Walker & Dunlop, Inc.	4	292
Webster Financial Corporation	19	754
Wells Fargo & Company	411	16,777
Western Alliance Bancorporation	13	596
Wex, Inc. (a)	5	917
White Mountains Insurance Group Ltd	—	326
Willis Towers Watson Public Limited Company	12	2,536
Wintrust Financial Corporation	8	608
WSFS Financial Corporation	6	213
Zions Bancorporation, National Association	14	486
Zurich American Corporation	9	359
		600,280
Consumer Discretionary 10.8%
Academy Sports & Outdoors, Inc.	10	459
Acushnet Holdings Corp.	2	118
Adient Public Limited Company (a)	13	467
ADT, Inc.	20	122
Advance Auto Parts, Inc.	6	343
Airbnb, Inc. - Class A (a)	49	6,660
Amazon.com, Inc. (a)	1,025	130,238
American Eagle Outfitters, Inc.	21	343
Aptiv PLC (a)	31	3,045
Aramark	32	1,102
Asbury Automotive Group, Inc. (a)	3	597
Autoliv, Inc.	9	854
AutoNation, Inc. (a)	3	434
AutoZone, Inc. (a)	2	5,164
Bath & Body Works, Inc.	26	888
Best Buy Co., Inc.	21	1,493
Bloomin' Brands, Inc.	11	269

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Booking Holdings Inc. (a)	4	12,493
BorgWarner Inc.	28	1,122
Boyd Gaming Corporation	9	519
Bright Horizons Family Solutions, Inc. (a)	6	496
Brunswick Corporation	7	542
Burlington Stores, Inc. (a)	8	1,037
Caesars Entertainment, Inc. (a)	23	1,060
Capri Holdings Limited (a)	12	628
CarMax, Inc. (a)	18	1,250
Carnival Corporation (a)	112	1,532
Carter's, Inc.	2	169
Cavco Industries, Inc. (a)	1	236
Chegg, Inc. (a)	13	117
Chewy, Inc. - Class A (a)	10	177
Chipotle Mexican Grill, Inc. (a)	3	5,763
Choice Hotels International, Inc. (b)	3	344
Churchill Downs Incorporated	8	880
Columbia Sportswear Company	5	374
Coupang, Inc. - Class A (a)	129	2,198
Cracker Barrel Old Country Store, Inc. (b)	2	154
Crocs, Inc. (a)	7	655
D.R. Horton, Inc.	34	3,672
Dana Incorporated	9	128
Darden Restaurants, Inc.	13	1,902
Deckers Outdoor Corporation (a)	3	1,562
Dick's Sporting Goods, Inc.	7	779
Dillard's, Inc. - Class A (b)	—	9
DK Crown Holdings Inc. - Class A (a)	50	1,480
Domino's Pizza, Inc.	4	1,540
Doordash, Inc. - Class A (a)	34	2,726
Dorman Products, Inc. (a)	4	287
eBay Inc.	61	2,675
ETSY, Inc. (a)	13	864
Expedia Group, Inc. (a)	16	1,609
Five Below, Inc. (a)	7	1,093
Floor & Decor Holdings, Inc. - Class A (a)	12	1,052
Foot Locker, Inc.	9	152
Ford Motor Company	444	5,520
Fox Factory Holding Corp. (a)	4	391
Frontdoor, Inc. (a)	12	355
GameStop Corp. - Class A (a) (b)	28	460
Garmin Ltd.	18	1,872
General Motors Company	155	5,100
Gentex Corporation	27	871
Genuine Parts Company	15	2,147
Graham Holdings Co., Ltd. - Class B	—	288
Grand Canyon Education, Inc. (a)	3	396
Group 1 Automotive, Inc.	2	457
H & R Block, Inc.	16	677
Harley-Davidson, Inc.	15	483
Hasbro, Inc.	15	1,008
Helen of Troy Limited (a)	2	267
Hilton Grand Vacations Inc. (a)	8	313
Hilton Worldwide Holdings Inc.	29	4,364
Hyatt Hotels Corporation - Class A	6	613
Installed Building Products, Inc.	3	372
KB Home	10	461
Kohl's Corporation	9	191
Kontoor Brands, Inc.	6	248
Krispy Kreme, Inc.	15	184
Las Vegas Sands Corp.	38	1,760
LCI Industries	3	384
Lear Corporation	7	873
Leggett & Platt, Incorporated	19	490
Lennar Corporation - Class A	28	3,096
Lennar Corporation - Class B	1	119
LGI Homes, Inc. (a)	2	231
Life Time Group Holdings, Inc. (a)	3	48
Light & Wonder, Inc. (a)	10	694
Lithia Motors, Inc. - Class A	3	903
LKQ Corporation	30	1,470
Lowe`s Companies, Inc.	66	13,781
Lucid Group, Inc. (a) (b)	89	497
Lululemon Athletica Canada Inc. (a)	13	5,065
M.D.C. Holdings, Inc.	9	377
Macy's, Inc.	28	320
Marriott International, Inc. - Class A	28	5,564
Marriott Vacations Worldwide Corporation	4	428
Mattel, Inc. (a)	40	885
McDonald's Corporation	82	21,652
MercadoLibre S.R.L (a)	5	6,608
Meritage Homes Corporation	5	620
MGM Resorts International	31	1,142
Mohawk Industries, Inc. (a)	7	610
Murphy USA Inc.	2	817
Newell Brands Inc.	41	372
NIKE, Inc. - Class B	138	13,193
Nordstrom, Inc. (b)	7	103
Norwegian Cruise Line Holdings Ltd. (a)	49	816
NVR, Inc. (a)	—	2,177
Ollie's Bargain Outlet Holdings, Inc. (a)	6	442
O'Reilly Automotive, Inc. (a)	7	6,151
Papa John's International, Inc.	5	312
Peloton Interactive, Inc. - Class A (a)	27	139
PENN Entertainment, Inc. (a)	17	392
Penske Automotive Group, Inc.	2	393
Petco Health And Wellness Company, Inc. - Class A (a)	11	44
Planet Fitness, Inc. - Class A (a)	10	498
Polaris Inc.	6	605
Pool Corporation	4	1,601
PulteGroup, Inc.	25	1,885
PVH Corp.	7	536
Quantumscape Battery, Inc. - Class A (a) (b)	32	212
Ralph Lauren Corporation - Class A	4	499
Red Rock Resorts, Inc. - Class A	7	272
RH (a)	2	474
Ross Stores, Inc.	39	4,406
Royal Caribbean Cruises Ltd.	27	2,471
Seaworld Entertainment, Inc. (a)	3	153
Service Corporation International	16	920
Shake Shack, Inc. - Class A (a)	4	261
Signet Jewelers Limited	5	342
Skechers U.S.A., Inc. - Class A (a)	14	673
Skyline Champion Corporation (a)	5	300
Sonos, Inc. (a)	16	212
Starbucks Corporation	129	11,796
Steven Madden, Ltd.	10	327
Tapestry, Inc.	25	709
Taylor Morrison Home II Corporation - Class A (a)	12	494
Tempur Sealy International, Inc.	18	759
Tesla Inc. (a)	312	77,966
Texas Roadhouse, Inc. - Class A	8	781
The Gap, Inc.	31	333
The Goodyear Tire & Rubber Company (a)	32	393
The Home Depot, Inc.	113	34,261
The TJX Companies, Inc.	130	11,526
The Wendy's Company	19	386
Thor Industries, Inc.	7	642
Toll Brothers, Inc.	11	826
TopBuild Corp. (a)	4	982
Topgolf Callaway Brands Corp. (a)	15	210
Tractor Supply Company	12	2,463
Travel + Leisure Co.	7	244
Ulta Beauty, Inc. (a)	6	2,236
Under Armour, Inc. - Class A (a)	6	41
Under Armour, Inc. - Class C (a)	30	190
Urban Outfitters, Inc. (a)	8	253
V.F. Corporation	42	737
Vail Resorts, Inc.	5	1,045
Valvoline, Inc.	16	521
Victoria's Secret & Co. (a)	9	153
Visteon Corporation (a)	3	453
Wayfair Inc. - Class A (a)	11	656
Whirlpool Corporation	6	823
Williams-Sonoma, Inc. (b)	7	1,137
Wingstop Inc.	3	579
Wyndham Hotels & Resorts, Inc.	10	714
Wynn Resorts, Limited	12	1,088
YETI Holdings, Inc. (a)	11	527

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Yum! Brands, Inc.	31	3,873
		502,322
Industrials 9.5%
3M Company	61	5,741
A. O. Smith Corporation	15	1,023
AAON, Inc.	7	394
ABM Industries Incorporated	6	248
Acuity Brands, Inc.	4	717
Advanced Drainage Systems, Inc.	7	816
AECOM	17	1,379
AeroVironment, Inc. (a)	3	302
AGCO Corporation	7	857
Air Lease Corporation - Class A	15	574
Alaska Air Group, Inc. (a)	15	566
Albany International Corp. - Class A	2	210
Alight, Inc. - Class A (a)	30	212
Allegion Public Limited Company	10	1,039
Allison Systems, Inc.	9	544
American Airlines Group Inc. (a)	76	977
AMETEK, Inc.	26	3,884
APi Group Corp (a)	25	643
Applied Industrial Technologies, Inc.	5	789
Arcbest Corporation	3	277
Arcosa, Inc.	4	269
Armstrong World Industries, Inc.	7	475
ASGN Incorporated (a)	5	390
Atkore Inc. (a)	4	551
Automatic Data Processing, Inc.	47	11,269
Avis Budget Group, Inc. (a)	3	454
Axon Enterprise, Inc. (a)	8	1,633
Beacon Roofing Supply, Inc. (a)	4	330
Bloom Energy Corporation - Class A (a) (b)	17	225
Boise Cascade Company	4	386
Booz Allen Hamilton Holding Corporation - Class A	15	1,636
Brady Corporation - Class A	4	197
Broadridge Financial Solutions, Inc.	14	2,429
Builders FirstSource, Inc. (a)	15	1,836
BWXT Government Group, Inc.	9	704
C.H. Robinson Worldwide, Inc.	12	1,053
Caci International Inc. - Class A (a)	3	874
Carlisle Companies Incorporated	6	1,523
Carrier Global Corporation	95	5,231
Casella Waste Systems, Inc. - Class A (a)	5	372
Caterpillar Inc.	58	15,746
CBIZ, Inc. (a)	6	313
Ceridian HCM Holding Inc. (a)	18	1,207
Chargepoint Inc. - Class A (a) (b)	35	174
Chart Industries, Inc. (a) (b)	5	864
Cintas Corporation	10	4,656
Clarivate PLC (a)	51	343
Clean Harbors, Inc. (a)	5	886
Comfort Systems USA, Inc.	4	605
Concentrix Corporation	5	435
Copart, Inc. (a)	99	4,276
Core & Main, Inc. - Class A (a)	8	244
Crane Company	5	466
CSX Corporation	226	6,959
Cummins Inc.	16	3,658
Curtiss-Wright Corporation	5	911
Deere & Company	31	11,605
Delta Air Lines, Inc.	75	2,777
Donaldson Company, Inc.	13	760
Dover Corporation	16	2,194
Driven Brands Holdings Inc. (a)	6	81
Dycom Industries, Inc. (a)	2	207
Eaton Corporation Public Limited Company	46	9,724
EMCOR Group, Inc.	5	1,138
Emerson Electric Co.	64	6,203
Encore Wire Corporation	2	380
EnerSys	6	536
Equifax Inc.	14	2,571
ESAB Corporation	5	353
ExlService Holdings, Inc. (a)	22	629
Expeditors International of Washington, Inc.	17	1,919
Exponent, Inc.	5	423
Fastenal Company	66	3,581
Federal Signal Corporation	6	354
FedEx Corporation	26	7,020
Ferguson Holdings Limited	22	3,664
Flowserve Corporation	15	613
Fluor Corporation (a)	18	658
Fortive Corporation	39	2,898
Fortune Brands Innovations, Inc.	14	856
Forward Air Corporation	4	251
Franklin Electric Co., Inc.	3	267
FTAI Aviation Ltd.	11	404
FTI Consulting, Inc. (a)	3	604
Gates Industrial Corporation PLC (a)	11	127
GATX Corporation	5	511
Generac Holdings Inc. (a)	7	790
General Dynamics Corporation	26	5,715
General Electric Company	123	13,560
Genpact Limited	18	661
GMS Inc. (a)	4	275
Graco Inc.	20	1,438
GXO Logistics Inc. (a)	14	792
Hayward Holdings, Inc. (a)	8	111
HEICO Corporation	5	736
HEICO Corporation - Class A	8	1,084
Herc Holdings Inc.	3	416
Hertz Global Holdings, Inc. (a)	22	265
Hexcel Corporation	9	567
Hillenbrand, Inc.	10	411
Honeywell International Inc.	75	13,841
Howmet Aerospace Inc.	43	2,001
Hub Group, Inc. - Class A (a)	5	378
Hubbell Incorporated	6	1,988
Huntington Ingalls Industries, Inc.	4	872
ICF International, Inc.	2	250
IDEX Corporation	9	1,863
Illinois Tool Works Inc.	31	7,142
Ingersoll Rand Inc.	46	2,940
Insperity, Inc.	4	342
ITT Inc.	9	878
J.B. Hunt Transport Services, Inc.	8	1,485
Jacobs Solutions Inc.	14	1,921
JetBlue Airways Corporation (a)	47	216
Joby Aviation, Inc. - Class A (a) (b)	38	242
John Bean Technologies Corporation	4	470
Johnson Controls International Public Limited Company	78	4,163
Kadant Inc.	1	247
KBR, Inc.	16	951
Kennametal Inc.	14	339
Kirby Corporation (a)	7	609
Knight-Swift Transportation Holdings Inc. - Class A	18	909
Korn Ferry	6	291
L3Harris Technologies, Inc.	22	3,762
Landstar System, Inc.	4	647
Leidos Holdings, Inc.	16	1,471
Lennox International Inc.	4	1,319
Lincoln Electric Holdings, Inc.	7	1,251
Lockheed Martin Corporation	25	10,337
Lyft, Inc. - Class A (a)	42	440
ManpowerGroup Inc.	6	414
Masco Corporation	25	1,340
MasTec, Inc. (a)	7	483
Matson Intermodal - Paragon, Inc.	3	232
Maximus, Inc.	6	460
McGrath RentCorp	2	247
MDU Resources Group, Inc.	21	415
Mercury Systems, Inc. (a)	6	236
Mine Safety Appliances Company, LLC	4	684
Moog Inc. - Class A	3	316
MSC Industrial Direct Co., Inc. - Class A	5	471
Mueller Industries, Inc.	5	406
Nordson Corporation	6	1,370
Norfolk Southern Corporation	26	5,107
Northrop Grumman Corporation	16	7,026

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Nvent Electric Public Limited Company	17	910
Old Dominion Freight Line, Inc.	10	4,187
Oshkosh Corporation	8	716
Otis Worldwide Corporation	46	3,727
Owens Corning	10	1,304
PACCAR Inc	59	5,026
Parker-Hannifin Corporation	15	5,699
Parsons Corporation (a)	4	210
Paychex, Inc.	35	4,080
Paycom Software, Inc.	6	1,512
Paylocity Holding Corporation (a)	5	829
Pentair Public Limited Company	18	1,180
Plug Power Inc. (a) (b)	65	498
Quanta Services, Inc.	17	3,143
RBC Bearings Incorporated (a)	4	844
Regal Rexnord Corporation	7	1,004
Republic Services, Inc.	23	3,321
Resideo Technologies, Inc. (a)	17	261
Robert Half Inc.	12	845
Rockwell Automation, Inc.	13	3,699
Rollins, Inc.	27	1,015
RTX Corporation	164	11,809
Rush Enterprises, Inc. - Class A	7	288
Ryder System, Inc.	5	552
Saia, Inc. (a)	3	1,281
Schneider National, Inc. - Class B	6	166
Science Applications International Corporation	6	631
Sensata Technologies Holding PLC	17	630
Simpson Manufacturing Co., Inc.	5	804
SiteOne Landscape Supply, Inc. (a)	5	895
Snap-on Incorporated	6	1,540
Southwest Airlines Co.	69	1,856
Spirit AeroSystems Holdings, Inc. - Class A	10	161
SPX Technologies, Inc. (a)	4	328
SS&C Technologies Holdings, Inc.	25	1,309
Stanley Black & Decker, Inc.	18	1,510
Stericycle, Inc. (a)	9	400
SunPower Corporation (a) (b)	13	80
Sunrun Inc. (a) (b)	19	241
Terex Corporation	6	366
Tetra Tech, Inc.	6	895
Textron Inc.	21	1,671
The AZEK Company Inc. - Class A (a)	13	396
The Boeing Company (a)	64	12,362
The Brink's Company	5	338
The Middleby Corporation (a)	6	767
The Timken Company	7	502
The Toro Company	12	1,007
Trane Technologies Public Limited Company	26	5,246
TransDigm Group Incorporated (a)	6	5,281
TransUnion	23	1,659
Trex Company, Inc. (a)	13	793
Trinet Group, Inc. (a)	3	394
Uber Technologies, Inc. (a)	233	10,693
UFP Industries, Inc.	7	748
U-Haul Holding Company (a)	1	64
U-Haul Holding Company - Series N	9	486
Unifirst Corporation	1	240
Union Pacific Corporation	69	14,004
United Airlines Holdings, Inc. (a)	37	1,545
United Parcel Service, Inc. - Class B	82	12,721
United Rentals, Inc.	8	3,457
Valmont Industries, Inc.	2	580
Verisk Analytics, Inc.	16	3,894
Vertiv Holdings Co - Class A	40	1,506
Vm Consolidated, Inc. - Class A (a)	14	260
W. W. Grainger, Inc.	5	3,573
Waste Management, Inc.	41	6,297
Watsco, Inc.	4	1,412
Watts Water Technologies, Inc. - Class A	4	670
Werner Enterprises, Inc.	9	362
WESCO International, Inc.	5	770
Westinghouse Air Brake Technologies Corporation	21	2,180
WillScot Mobile Mini Holdings Corp. - Class A (a)	23	942
Woodward, Inc.	8	942
XPO, Inc. (a)	12	886
Xylem Inc.	28	2,545
Zurn Elkay Water Solutions Corporation	17	472
		439,090
Communication Services 8.2%
Activision Blizzard, Inc.	82	7,639
Alphabet Inc. - Class A (a)	669	87,607
Alphabet Inc. - Class C (a)	569	75,086
AMC Entertainment Holdings, Inc. - Class A (a)	7	54
AT&T Inc.	806	12,109
Bumble Inc. - Class A (a)	4	57
Cable One, Inc.	—	274
Cogent Communications Holdings, Inc.	5	331
Comcast Corporation - Class A	464	20,585
Dish Network Corporation - Class A (a)	33	196
Electronic Arts Inc.	28	3,329
Endeavor Group Holdings, Inc. - Class A	17	340
Former Charter Communications Parent, Inc. - Class A (a)	11	5,013
Fox Corporation - Class A	29	916
Fox Corporation - Class B	15	444
Frontier Communications Parent, Inc. (a)	27	420
IAC Inc. (a)	7	332
Iridium Communications Inc.	13	574
John Wiley & Sons, Inc. - Class A	7	262
Liberty Broadband Corporation - Series A (a)	1	83
Liberty Broadband Corporation - Series C (a)	13	1,227
Liberty Media Corporation - Series A (a)	8	203
Liberty Media Corporation - Series A (a)	2	116
Liberty Media Corporation - Series C (a)	24	1,491
Liberty Media Corporation - Series C (a)	14	344
Live Nation Entertainment, Inc. (a)	16	1,363
Lumen Technologies Inc. (a) (b)	126	180
Match Group, Inc. (a)	29	1,148
Meta Platforms, Inc. - Class A (a)	251	75,291
Netflix, Inc. (a)	50	18,829
News Corporation - Class A	38	755
News Corporation - Class B	14	296
Nexstar Media Group, Inc. - Class A	4	598
Omnicom Group Inc.	23	1,686
Paramount Global - Class B (b)	56	719
Pinterest, Inc. - Class A (a)	66	1,779
Playtika Holding Corp. (a)	11	111
Roblox Corporation - Class A (a)	54	1,569
Roku Inc. - Class A (a)	15	1,063
Shutterstock, Inc.	4	138
Sirius XM Holdings Inc. (b)	79	358
Snap Inc. - Class A (a)	119	1,059
Sphere Entertainment Co. - Class A	2	423
Take-Two Interactive Software, Inc. (a)	18	2,512
TEGNA Inc.	18	263
The Interpublic Group of Companies, Inc.	45	1,292
The New York Times Company - Class A	18	730
The Trade Desk, Inc. - Class A (a)	51	3,974
The Walt Disney Company (a)	206	16,656
TKO Group Holdings Inc. - Class A	5	459
T-Mobile USA, Inc.	59	8,222
TripAdvisor, Inc. (a)	16	258
Verizon Communications Inc.	474	15,375
Warner Music Group Corp. - Class A	14	454
Yelp Inc. (a)	10	408
Ziff Davis, Inc. (a)	6	391
ZoomInfo Technologies Inc. - Class A (a)	34	562
		377,953
Consumer Staples 6.1%
Albertsons Companies, Inc. - Class A	43	971
Altria Group, Inc.	199	8,387
Archer-Daniels-Midland Company	60	4,545
Bellring Intermediate Holdings, Inc. (a)	14	559
BJ's Wholesale Club Holdings, Inc. (a)	15	1,063
Brown-Forman Corporation - Class A	7	433
Brown-Forman Corporation - Class B	20	1,159
Bunge Limited	17	1,877
Cal-Maine Foods, Inc.	5	249

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Campbell Soup Company	24	987
Casey's General Stores, Inc.	4	1,083
Celsius Holdings, Inc. (a)	6	974
Church & Dwight Co., Inc.	28	2,553
Coca-Cola Consolidated, Inc.	—	311
Colgate-Palmolive Company	93	6,638
Conagra Brands, Inc.	52	1,439
Constellation Brands, Inc. - Class A	18	4,636
Costco Wholesale Corporation	50	28,237
Coty Inc. - Class A (a)	40	439
Darling Ingredients Inc. (a)	19	1,006
Dollar General Corporation	25	2,681
Dollar Tree, Inc. (a)	23	2,496
e.l.f. Beauty, Inc. (a)	6	632
Edgewell Personal Care Colombia S A S	6	215
Energizer Holdings, Inc.	10	305
Flowers Foods, Inc.	22	484
Freshpet, Inc. (a) (b)	6	414
General Mills, Inc.	66	4,227
Grocery Outlet Holding Corp. (a)	7	209
Hormel Foods Corporation	33	1,270
Hostess Brands, Inc. - Class A (a)	13	437
Ingredion Incorporated	7	687
Inter Parfums, Inc.	2	281
J&J Snack Foods Corp.	2	253
Kellogg Company	29	1,713
Kenvue Inc.	188	3,774
Keurig Dr Pepper Inc.	111	3,496
Kimberly-Clark Corporation	38	4,566
Kraft Foods Group, Inc.	91	3,060
Lamb Weston Holdings, Inc.	17	1,561
Lancaster Colony Corporation	2	377
McCormick & Company, Incorporated	29	2,190
MGPI Processing, Inc.	2	245
Molson Coors Beverage Company - Class B	21	1,306
Mondelez International, Inc. - Class A	153	10,596
Monster Beverage 1990 Corporation (a)	84	4,433
National Beverage Corp. (a)	4	177
Olaplex Holdings, Inc. (a)	7	14
PepsiCo, Inc.	156	26,373
Performance Food Group Company (a)	19	1,139
Philip Morris International Inc.	175	16,217
Pilgrim's Pride Corporation (a)	8	180
Post Holdings, Inc. (a)	5	455
PriceSmart, Inc.	4	280
Reynolds Consumer Products Inc.	4	99
Seaboard Corporation	—	154
Spectrum Brands Holdings, Inc.	5	382
Sprouts Farmers Market, Inc. (a)	13	542
Sysco Corporation	57	3,760
Target Corporation	52	5,746
The Boston Beer Company, Inc. - Class A (a)	1	474
The Clorox Company	14	1,831
The Coca-Cola Company	440	24,615
The Estee Lauder Companies Inc. - Class A	26	3,779
The Hershey Company	17	3,432
The J. M. Smucker Company	11	1,361
The Kroger Co.	76	3,401
The Procter & Gamble Company	266	38,798
The Simply Good Foods Company (a)	11	391
Treehouse Foods, Inc. (a)	5	229
Tyson Foods, Inc. - Class A	31	1,585
US Foods Holding Corp. (a)	28	1,110
Walgreens Boots Alliance, Inc.	80	1,772
Walmart Inc.	161	25,756
WD-40 Company	1	294
		283,800
Energy 4.7%
Antero Midstream Corporation	41	496
Antero Resources Corporation (a)	29	736
Apa Corp.	35	1,444
Baker Hughes Company - Class A	116	4,104
Cactus, Inc. - Class A	7	366
California Resources Corporation	6	339
Callon Petroleum Company (a)	7	269
ChampionX Corporation	22	767
Cheniere Energy, Inc.	27	4,468
Chesapeake Energy Corporation	13	1,135
Chevron Corporation	200	33,759
Chord Energy Corporation	5	768
Civitas Resources, Inc.	10	820
CNX Resources Corporation (a)	19	438
Comstock Resources, Inc. (b)	12	136
ConocoPhillips	135	16,188
CONSOL Energy Inc.	3	353
Coterra Energy Inc.	86	2,314
CVR Energy, Inc.	—	2
Denbury Inc. (a)	6	577
Devon Energy Corporation	72	3,429
Diamondback Energy, Inc.	20	3,056
DT Midstream, Inc.	12	655
EOG Resources, Inc.	66	8,311
EQT Corporation	40	1,638
Equitrans Midstream Corporation	42	390
Exxon Mobil Corporation	452	53,113
Halliburton Company	103	4,167
Helmerich & Payne, Inc.	11	484
Hess Corporation	32	4,822
HF Sinclair Corporation	17	989
Kinder Morgan, Inc.	224	3,711
Kosmos Energy Ltd. (a)	54	442
Liberty Energy Inc. - Class A	18	325
Magnolia Oil & Gas Corporation - Class A	20	457
Marathon Oil Corporation	68	1,812
Marathon Petroleum Corporation	46	6,890
Matador Resources Company	11	672
Murphy Oil Corporation	17	759
New Fortress Energy Inc. - Class A (b)	6	196
Northern Oil and Gas Incorporated	7	295
NOV Inc.	44	917
Occidental Petroleum Corporation	76	4,930
ONEOK, Inc.	62	3,945
Ovintiv Canada ULC	26	1,253
Patterson-UTI Energy, Inc.	30	416
PBF Energy Inc. - Class A	12	644
Peabody Energy Corporation	13	338
Permian Resources Corporation - Class A	31	434
Phillips 66	51	6,078
Pioneer Natural Resources Company	27	6,112
Range Resources Corporation	28	905
Schlumberger Limited	162	9,444
SM Energy Company	13	502
Southwestern Energy Company (a)	126	810
Targa Resources Corp.	26	2,210
Texas Pacific Land Corporation	1	1,247
The Williams Companies, Inc.	139	4,680
Transocean Ltd. (a) (c)	81	663
Valaris Limited (a)	6	442
Valero Energy Corporation	40	5,669
Weatherford International Public Limited Company (a)	8	705
		218,436
Real Estate 2.7%
Agree Realty Corporation	10	577
Alexandria Real Estate Equities, Inc.	18	1,783
American Homes 4 Rent - Class A	37	1,250
American Tower Corporation	52	8,605
Americold Realty Trust	28	844
Apartment Income REIT Corp.	18	539
Apple Hospitality REIT, Inc.	16	242
AvalonBay Communities, Inc.	16	2,770
Boston Properties, Inc.	15	902
Brixmor Property Group Inc.	34	714
Broadstone Net Lease, Inc.	18	253
Camden Property Trust	12	1,090
CBRE Group, Inc. - Class A (a)	35	2,606
COPT Defense Properties	15	348
CoStar Group, Inc. (a)	47	3,582
Cousins Properties Incorporated	21	423

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Crown Castle Inc.	49	4,531
Cubesmart, L.P.	26	1,005
Cushman & Wakefield PLC (a)	18	135
Digital Realty Trust, Inc.	34	4,070
Douglas Emmett, Inc.	13	165
EastGroup Properties, Inc.	5	799
EPR Properties	10	415
Equinix, Inc.	10	7,608
Equity Commonwealth	5	101
Equity Lifestyle Properties, Inc.	20	1,299
Equity Residential	39	2,293
Essential Properties Realty Trust, Inc.	16	353
Essex Property Trust, Inc.	7	1,574
Extra Space Storage Inc.	24	2,943
Federal Realty Investment Trust	7	678
First Industrial Realty Trust, Inc. (b)	14	654
Four Corners Property Trust, Inc.	12	274
Gaming and Leisure Properties, Inc.	30	1,360
Healthpeak OP, LLC	64	1,172
Highwoods Properties, Inc.	15	304
Host Hotels & Resorts, Inc.	82	1,319
Howard Hughes Holdings Inc. (a)	4	264
Independence Realty Trust, Inc.	25	356
Invitation Homes Inc.	66	2,101
Iron Mountain Incorporated	33	1,977
Jones Lang LaSalle Incorporated (a)	5	756
Kennedy-Wilson Holdings, Inc.	15	214
Kilroy Realty Corporation	13	410
Kite Realty Naperville, LLC	29	617
KRC Interim Corp.	68	1,203
Lamar Advertising Company - Class A	10	799
LXP Industrial Trust	26	227
Medical Properties Trust, Inc.	64	351
Mid-America Apartment Communities, Inc.	13	1,666
National Health Investors, Inc.	3	180
National Storage Affiliates Trust	11	335
NNN REIT, Inc.	20	692
Omega Healthcare Investors, Inc.	25	839
OUTFRONT Media Inc.	19	197
Park Hotels & Resorts Inc.	27	339
Phillips Edison & Company, Inc.	13	441
Physicians Realty Trust	30	371
PotlatchDeltic Corporation	9	392
ProLogis Inc.	104	11,681
Public Storage Operating Company	18	4,648
Rayonier Inc.	15	422
Realty Income Corporation	77	3,834
Regency Centers Corporation	18	1,094
Rexford Industrial Realty, Inc.	22	1,102
Ryman Hospitality Properties, Inc.	8	643
Sabra Health Care REIT, Inc.	31	433
SBA Communications Corporation - Class A	12	2,473
Simon Property Group, Inc.	37	4,019
SITE Centers Corp.	24	294
Spirit Realty Capital, Inc.	16	551
STAG Industrial, Inc.	22	765
Sun Communities, Inc.	14	1,692
Sunstone Hotel Investors, Inc.	30	283
Terreno Realty Corporation	10	556
The Macerich Company	30	329
The St. Joe Company	5	254
UDR, Inc.	35	1,246
Ventas, Inc.	45	1,900
VICI Properties Inc.	115	3,333
Vornado Realty Trust	16	368
W.P. Carey Inc.	25	1,331
Welltower OP LLC	59	4,819
Weyerhaeuser Company	84	2,561
Zillow Group, Inc. - Class A (a)	6	268
Zillow Group, Inc. - Class C (a)	19	863
		126,069
Materials 2.7%
Air Products and Chemicals, Inc.	25	7,041
Albemarle Corporation	14	2,318
Alcoa Corporation	21	600
Alpha Metallurgical Resources, Inc.	1	378
Amcor Pty Ltd	164	1,503
AptarGroup, Inc.	7	879
Arch Resources, Inc. - Class A	2	278
Ashland Inc.	5	433
ATI Inc. (a)	16	663
Avery Dennison Corporation	9	1,654
Avient Corporation	10	366
Axalta Coating Systems Ltd. (a)	22	583
Balchem Corporation	4	547
Ball Corporation	35	1,763
Berry Global Group, Inc.	14	862
Cabot Corporation	5	353
Carpenter Technology Corporation	5	319
Celanese Corporation - Class A	11	1,402
CF Industries Holdings, Inc.	22	1,906
Cleveland-Cliffs Inc. (a)	55	858
Commercial Metals Company	14	697
Corteva, Inc.	80	4,100
Crown Holdings, Inc.	14	1,277
Dow Inc.	81	4,159
DuPont de Nemours, Inc.	52	3,887
Eagle Materials Inc.	4	677
Eastman Chemical Company	14	1,101
Ecolab Inc.	28	4,788
Element Solutions Inc.	31	600
FMC Corporation	15	1,001
Freeport-McMoRan Inc.	160	5,968
Graphic Packaging Holding Company	36	807
Greif, Inc. - Class A	4	290
H.B. Fuller Company	6	411
Hecla Mining Company	81	315
Huntsman Corporation	19	468
Ingevity Corporation (a)	3	149
Innospec Inc.	3	268
International Flavors & Fragrances Inc.	29	1,987
International Paper Company	38	1,349
Legacy Vulcan Corp.	15	3,066
Linde Public Limited Company	55	20,541
Livent Corporation (a) (b)	21	381
Louisiana-Pacific Corporation (W VA)	9	493
LyondellBasell Industries N.V. - Class A	29	2,720
Martin Marietta Materials, Inc.	7	2,873
MOS Holdings Inc.	39	1,371
MP Materials Corp. - Class A (a) (b)	10	182
NewMarket Corporation	1	397
Newmont Corporation	91	3,360
Nucor Corporation	28	4,345
O-I Glass, Inc. (a)	14	241
Olin Corporation	14	685
Packaging Corporation of America	10	1,497
PPG Industries, Inc.	26	3,383
Quaker Chemical Corporation	1	147
Reliance Steel & Aluminum Co.	6	1,672
Royal Gold, Inc.	7	788
RPM International Inc.	14	1,300
Sealed Air Corporation	17	553
Sensient Technologies Corporation	6	332
Silgan Holdings Inc.	10	430
Sonoco Products Company	10	552
Southern Copper Corporation	8	616
Steel Dynamics, Inc.	17	1,844
Stepan Company	4	264
Summit Materials, Inc. - Class A (a)	16	486
The Chemours Company	18	503
The Scotts Miracle-Gro Company	3	155
The Sherwin-Williams Company	26	6,759
United States Steel Corporation (b)	28	901
Westlake Corporation	4	552
WestRock Company	29	1,052
Worthington Industries, Inc.	2	112
		123,558

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Utilities 2.4%
ALLETE, Inc.	7	368
Alliant Energy Corporation	27	1,329
Ameren Corporation	30	2,263
American Electric Power Company, Inc.	59	4,411
American States Water Company	5	370
American Water Works Company, Inc.	22	2,771
Atmos Energy Corporation	17	1,755
AVANGRID, Inc.	9	276
Avista Corporation	7	240
Black Hills Corporation	8	421
California Water Service Group	5	213
CenterPoint Energy, Inc.	70	1,873
Chesapeake Utilities Corporation	1	143
Clearway Energy, Inc. - Class A	5	104
Clearway Energy, Inc. - Class C	9	201
CMS Energy Corporation	34	1,791
Consolidated Edison, Inc.	39	3,325
Constellation Energy Group, Inc.	36	3,897
Dominion Energy, Inc.	95	4,250
DTE Energy Company	23	2,329
Duke Energy Corporation	88	7,726
Edison International	43	2,700
Entergy Corporation	24	2,198
Essential Utilities, Inc.	28	950
Evergy, Inc.	25	1,282
Eversource Energy	38	2,221
Exelon Corporation	112	4,224
FirstEnergy Corp.	60	2,036
Hawaiian Electric Industries, Inc.	15	183
IDACORP, Inc.	7	648
MGE Energy, Inc.	3	174
National Fuel Gas Company	11	578
New Jersey Resources Corporation	11	447
NextEra Energy, Inc.	228	13,082
NiSource Inc.	46	1,140
NorthWestern Corporation	8	400
NRG Energy, Inc.	28	1,064
OGE Energy Corp.	25	832
One Gas, Inc.	6	380
Ormat Technologies, Inc.	7	475
Otter Tail Corporation (b)	5	365
PG&E Corporation (a)	233	3,766
Pinnacle West Capital Corporation	12	897
PNM Resources, Inc.	11	513
Portland General Electric Company	13	510
PPL Corporation	80	1,896
Public Service Enterprise Group Incorporated	56	3,159
Sempra Energy	71	4,850
SJW Group	3	181
Southwest Gas Holdings, Inc.	6	375
Spire Inc.	4	255
Sunnova Energy International Inc. (a) (b)	10	107
The AES Corporation	77	1,166
The Southern Company	124	8,017
UGI Corporation	22	504
Vistra Corp.	38	1,257
WEC Energy Group Inc.	34	2,758
Xcel Energy Inc.	63	3,598
		109,244
Total Common Stocks (cost $4,612,931)		4,609,530
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	16,654	16,654
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	5,406	5,406
Total Short Term Investments (cost $22,060)		22,060
Total Investments 100.1% (cost $4,634,991)		4,631,590
Other Derivative Instruments (0.0)%		(68)
Other Assets and Liabilities, Net (0.1)%		(3,260)
Total Net Assets 100.0%		4,628,262

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon U.S. Stock Market Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	163	202	—	8	—	5	370	—
JNL Government Money Market Fund, 5.16% - Class I	17,579	411,754	412,679	613	—	—	16,654	0.4
JNL Government Money Market Fund, 5.26% - Class SL	—	96,123	90,717	101	—	—	5,406	0.1
JNL Securities Lending Collateral Fund - Institutional Class	4,805	33,834	38,639	115	—	—	—	—
The Bank of New York Mellon Corporation	4,117	192	376	101	(55)	(220)	3,658	0.1
	26,664	542,105	542,411	938	(55)	(215)	26,088	0.6

JNL/Mellon U.S. Stock Market Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/24/21	4,716	4,322	0.1
Transocean Ltd.	06/17/22	284	663	—
		5,000	4,985	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Mellon U.S. Stock Market Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	27	December 2023	2,420	(15)	8
S&P 500 Index	95	December 2023	20,713	(53)	(167)
				(68)	(159)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon U.S. Stock Market Index Fund
Assets - Securities
Common Stocks	4,609,530	—	—	4,609,530
Short Term Investments	22,060	—	—	22,060
	4,631,590	—	—	4,631,590
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	8	—	—	8
	8	—	—	8
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(167)	—	—	(167)
	(167)	—	—	(167)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 99.8%
Utilities 99.5%
ALLETE, Inc.	23	1,232
Alliant Energy Corporation	103	4,969
Ameren Corporation	107	7,980
American Electric Power Company, Inc.	209	15,728
American States Water Company	15	1,184
American Water Works Company, Inc.	79	9,784
Atmos Energy Corporation	60	6,383
AVANGRID, Inc.	28	848
Avista Corporation	31	1,006
Black Hills Corporation	27	1,375
California Water Service Group	23	1,109
CenterPoint Energy, Inc.	256	6,878
Chesapeake Utilities Corporation	7	709
Clearway Energy, Inc. - Class A	14	277
Clearway Energy, Inc. - Class C	33	701
CMS Energy Corporation	118	6,288
Consolidated Edison, Inc.	140	11,974
Constellation Energy Group, Inc.	130	14,237
Dominion Energy, Inc.	340	15,171
DTE Energy Company	84	8,308
Duke Energy Corporation	313	27,608
Edison International	156	9,846
Entergy Corporation	86	7,939
Essential Utilities, Inc.	99	3,391
Evergy, Inc.	93	4,727
Eversource Energy	142	8,239
Exelon Corporation	404	15,264
FirstEnergy Corp.	209	7,159
Hawaiian Electric Industries, Inc.	44	545
IDACORP, Inc.	20	1,919
MGE Energy, Inc.	15	1,005
New Jersey Resources Corporation	40	1,609
NextEra Energy, Inc.	821	47,056
NiSource Inc.	168	4,139
NorthWestern Corporation	24	1,170
NRG Energy, Inc.	93	3,582
OGE Energy Corp.	81	2,711
One Gas, Inc. (a)	23	1,542
Ormat Technologies, Inc.	22	1,527
Otter Tail Corporation (a)	17	1,287
PG&E Corporation (b)	849	13,691
Pinnacle West Capital Corporation	46	3,388
PNM Resources, Inc.	35	1,559
Portland General Electric Company	41	1,661
PPL Corporation	299	7,048
Public Service Enterprise Group Incorporated	203	11,528
Sempra Energy	255	17,376
SJW Group	12	701
Southwest Gas Holdings, Inc.	24	1,467
Spire Inc.	21	1,211
The AES Corporation	272	4,131
The Southern Company	443	28,646
UGI Corporation	85	1,952
Vistra Corp.	140	4,653
WEC Energy Group Inc.	128	10,312
Xcel Energy Inc.	224	12,809
		390,539
Energy 0.3%
New Fortress Energy Inc. - Class A (a)	27	876
Total Common Stocks (cost $478,593)		391,415
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	2,908	2,908
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	13	13
Total Short Term Investments (cost $2,921)		2,921
Total Investments 100.5% (cost $481,514)		394,336
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net (0.5)%		(1,920)
Total Net Assets 100.0%		392,418

(a) All or a portion of the security was on loan as of September 30, 2023.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Mellon Utilities Sector Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	3,485	69,308	69,885	37	—	—	2,908	0.7
JNL Government Money Market Fund, 5.26% - Class SL	—	2,871	2,858	2	—	—	13	—
JNL Securities Lending Collateral Fund - Institutional Class	—	2,608	2,608	2	—	—	—	—
	3,485	74,787	75,351	41	—	—	2,921	0.7

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	28	December 2023	1,776	2	(100)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	391,415	—	—	391,415
Short Term Investments	2,921	—	—	2,921
	394,336	—	—	394,336
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(100)	—	—	(100)
	(100)	—	—	(100)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Mellon World Index Fund
COMMON STOCKS 98.4%
United States of America 66.6%
3M Company	4	348
Abbott Laboratories	12	1,117
AbbVie Inc.	12	1,776
Activision Blizzard, Inc.	5	455
Adobe Inc. (a)	3	1,562
Advance Auto Parts, Inc.	—	24
Advanced Micro Devices, Inc. (a)	11	1,121
AFLAC Incorporated	4	282
Agilent Technologies, Inc.	2	227
Agilon Health Management, Inc. (a)	1	25
Air Products and Chemicals, Inc.	2	425
Airbnb, Inc. - Class A (a)	3	404
Akamai Technologies, Inc. (a)	1	114
Albemarle Corporation	1	134
Albertsons Companies, Inc. - Class A	3	60
Alexandria Real Estate Equities, Inc.	1	114
Align Technology, Inc. (a)	—	150
Allegion Public Limited Company	1	61
Alliant Energy Corporation	2	82
Ally Financial Inc.	2	50
Alnylam Pharmaceuticals, Inc. (a)	1	144
Alphabet Inc. - Class A (a)	40	5,229
Alphabet Inc. - Class C (a)	34	4,475
Altria Group, Inc.	12	506
Amazon.com, Inc. (a)	61	7,768
Ameren Corporation	2	133
American Electric Power Company, Inc.	3	253
American Express Company	4	589
American Financial Group, Inc.	—	49
American International Group, Inc.	5	296
American Tower Corporation	3	525
American Water Works Company, Inc.	1	167
Ameriprise Financial, Inc.	1	238
AmerisourceBergen Corporation	1	193
AMETEK, Inc.	2	229
Amgen Inc.	4	964
Amphenol Corporation - Class A	4	319
Analog Devices, Inc.	3	598
Annaly Capital Management, Inc.	3	56
ANSYS, Inc. (a)	1	173
Apa Corp.	2	78
Apollo Global Management, Inc.	3	261
Apple Inc.	99	16,941
Applied Materials, Inc.	6	776
Aptiv PLC (a)	2	181
Aramark	2	64
Archer-Daniels-Midland Company	4	272
Arista Networks, Inc. (a)	2	319
Arthur J. Gallagher & Co.	1	327
Aspen Technology, Inc. (a)	—	40
AT&T Inc.	48	721
Atmos Energy Corporation	1	109
Autodesk, Inc. (a)	1	309
Automatic Data Processing, Inc.	3	672
AutoZone, Inc. (a)	—	310
AvalonBay Communities, Inc.	1	165
AVANGRID, Inc.	—	11
Avantor, Inc. (a)	4	91
Avery Dennison Corporation	1	103
Baker Hughes Company - Class A	7	246
Ball Corporation	2	110
Bank of America Corporation	47	1,283
Bath & Body Works, Inc.	1	43
Baxter International Inc.	3	130
Becton, Dickinson and Company	2	516
Bentley Systems, Incorporated - Class B	1	67
Berkshire Hathaway Inc. - Class B (a)	12	4,287
Best Buy Co., Inc.	1	86
Bill Holdings, Inc. (a)	1	66
Biogen Inc. (a)	1	245
BioMarin Pharmaceutical Inc. (a)	1	112
Bio-Rad Laboratories, Inc. - Class A (a)	—	50
Bio-Techne Corporation	1	68
BlackRock, Inc.	1	600
Blackstone Inc. - Class A	5	511
Block, Inc. - Class A (a)	4	163
Booking Holdings Inc. (a)	—	743
Booz Allen Hamilton Holding Corporation - Class A	1	98
BorgWarner Inc.	2	66
Boston Properties, Inc.	1	55
Boston Scientific Corporation (a)	10	532
Bristol-Myers Squibb Company	14	827
Broadcom Inc.	3	2,307
Broadridge Financial Solutions, Inc.	1	141
Brookfield Renewable Corporation - Class A	1	18
Brown & Brown, Inc.	2	111
Brown-Forman Corporation - Class A	—	22
Brown-Forman Corporation - Class B	1	72
Bunge Limited	1	107
Burlington Stores, Inc. (a)	—	62
C.H. Robinson Worldwide, Inc.	1	67
Cadence Design Systems, Inc. (a)	2	436
Caesars Entertainment, Inc. (a)	1	64
Camden Property Trust	1	72
Campbell Soup Company	1	49
Capital One Financial Corporation	3	259
Cardinal Health, Inc.	2	138
CarMax, Inc. (a)	1	80
Carrier Global Corporation	6	320
Catalent, Inc. (a)	1	55
Caterpillar Inc.	3	931
CBRE Group, Inc. - Class A (a)	2	143
CDW Corp.	1	177
Celanese Corporation - Class A	1	76
Centene Corporation (a)	4	259
CenterPoint Energy, Inc.	4	114
Ceridian HCM Holding Inc. (a)	1	76
CF Industries Holdings, Inc.	1	106
Charles River Laboratories International, Inc. (a)	—	63
Cheniere Energy, Inc.	2	266
Chevron Corporation	12	2,007
Chipotle Mexican Grill, Inc. (a)	—	339
Chubb Limited	3	563
Church & Dwight Co., Inc.	2	150
Cincinnati Financial Corporation	1	106
Cintas Corporation	1	284
Cisco Systems, Inc.	28	1,480
Citigroup Inc.	13	535
Citizens Financial Group, Inc.	3	91
Cloudflare, Inc. - Class A (a)	2	116
CME Group Inc. - Class A	2	484
CMS Energy Corporation	2	104
Cognex Corporation	1	51
Cognizant Technology Solutions Corporation - Class A	3	224
Coinbase Global, Inc. - Class A (a)	1	82
Colgate-Palmolive Company	6	406
Comcast Corporation - Class A	28	1,222
Conagra Brands, Inc.	3	90
ConocoPhillips	8	974
Consolidated Edison, Inc.	2	191
Constellation Brands, Inc. - Class A	1	279
Constellation Energy Group, Inc.	2	231
Copart, Inc. (a)	6	249
Corebridge Financial, Inc.	1	17
Corning Incorporated	5	153
Corteva, Inc.	5	246
CoStar Group, Inc. (a)	3	208
Costco Wholesale Corporation	3	1,699
Coterra Energy Inc.	5	133
CrowdStrike Holdings, Inc. - Class A (a)	1	249
Crown Castle Inc.	3	268
Crown Holdings, Inc.	1	76
CSX Corporation	14	422
Cummins Inc.	1	222
CVS Health Corporation	9	597

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
D.R. Horton, Inc.	2	227
Danaher Corporation	4	1,088
Darden Restaurants, Inc.	1	116
Datadog, Inc. - Class A (a)	2	191
DaVita Inc. (a)	—	29
Deere & Company	2	686
Dell Technologies Inc. - Class C	2	120
Delta Air Lines, Inc.	4	160
Dentsply Sirona Inc.	2	52
Devon Energy Corporation	5	215
DexCom, Inc. (a)	3	247
Diamondback Energy, Inc.	1	195
Digital Realty Trust, Inc.	2	243
Discover Financial Services	2	145
DocuSign, Inc. (a)	1	56
Dollar General Corporation	2	159
Dollar Tree, Inc. (a)	1	153
Dominion Energy, Inc.	6	256
Domino's Pizza, Inc.	—	94
Doordash, Inc. - Class A (a)	2	150
Dover Corporation	1	134
Dow Inc.	5	237
DTE Energy Company	1	131
Duke Energy Corporation	5	465
DuPont de Nemours, Inc.	3	220
Dynatrace, Inc. (a)	2	86
East West Bancorp, Inc.	1	50
Eastman Chemical Company	1	54
Eaton Corporation Public Limited Company	3	575
eBay Inc.	4	170
Ecolab Inc.	2	286
Edison International	3	164
Edwards Lifesciences Corporation (a)	4	275
Electronic Arts Inc.	2	197
Elevance Health, Inc.	2	702
Eli Lilly and Company	5	2,885
Emerson Electric Co.	4	372
Enphase Energy, Inc. (a)	1	113
Entegris, Inc.	1	96
Entergy Corporation	1	131
EOG Resources, Inc.	4	482
EPAM Systems, Inc. (a)	—	98
EQT Corporation	2	98
Equifax Inc.	1	152
Equinix, Inc.	1	460
Equitable Holdings, Inc.	2	71
Equity Lifestyle Properties, Inc.	1	76
Equity Residential	2	138
Essex Property Trust, Inc.	—	94
ETSY, Inc. (a)	1	52
Evergy, Inc.	2	81
Eversource Energy	2	135
Exact Sciences Corporation (a)	1	79
Exelon Corporation	7	249
Expedia Group, Inc. (a)	1	105
Expeditors International of Washington, Inc.	1	121
Extra Space Storage Inc.	1	162
Exxon Mobil Corporation	27	3,163
F5, Inc. (a)	—	68
FactSet Research Systems Inc.	—	112
Fair Isaac Corporation (a)	—	149
Fastenal Company	4	209
Federal Realty Investment Trust	—	43
FedEx Corporation	2	414
Fidelity National Financial, Inc. - Class A	2	79
Fidelity National Information Services, Inc.	4	215
Fifth Third Bancorp	5	122
First Solar, Inc. (a)	1	110
FirstEnergy Corp.	3	108
Fiserv, Inc. (a)	4	456
FleetCor Technologies, Inc. (a)	—	126
FMC Corporation	1	59
Ford Motor Company	26	323
Former Charter Communications Parent, Inc. - Class A (a)	1	304
Fortinet, Inc. (a)	4	250
Fortive Corporation	2	171
Fortune Brands Innovations, Inc.	1	56
Fox Corporation - Class A	1	43
Fox Corporation - Class B	1	17
Franklin Resources, Inc.	2	46
Freeport-McMoRan Inc.	10	367
Gartner, Inc. (a)	1	176
GE HealthCare Technologies Inc.	3	173
Gen Digital Inc.	4	71
General Dynamics Corporation	1	326
General Electric Company	7	803
General Mills, Inc.	4	250
General Motors Company	9	311
Genuine Parts Company	1	139
Gilead Sciences, Inc.	8	637
Global Payments Inc.	2	210
Globe Life Inc.	1	71
GoDaddy Inc. - Class A (a)	1	61
Halliburton Company	6	240
Hasbro, Inc.	1	61
HCA Healthcare, Inc.	1	330
Healthpeak OP, LLC	4	67
HEICO Corporation	—	45
HEICO Corporation - Class A	1	65
Henry Schein, Inc. (a)	1	73
Hess Corporation	2	284
Hewlett Packard Enterprise Company	8	140
Hilton Worldwide Holdings Inc.	2	263
Hologic, Inc. (a)	2	117
Honeywell International Inc.	4	825
Horizon Therapeutics Public Limited Company (a)	2	178
Hormel Foods Corporation	2	70
Host Hotels & Resorts, Inc.	5	76
Howmet Aerospace Inc.	3	127
HP, Inc.	6	155
Hubbell Incorporated	—	115
HubSpot, Inc. (a)	—	164
Humana Inc.	1	409
Huntington Bancshares Incorporated	9	99
Huntington Ingalls Industries, Inc.	—	52
IDEX Corporation	1	107
IDEXX Laboratories, Inc. (a)	1	251
Illinois Tool Works Inc.	2	402
Illumina, Inc. (a)	1	145
Incyte Corporation (a)	1	75
Ingersoll Rand Inc.	3	182
Insulet Corporation (a)	—	72
Intel Corporation	28	1,004
Intercontinental Exchange, Inc.	4	422
International Business Machines Corporation	6	870
International Flavors & Fragrances Inc.	2	116
International Paper Company	2	80
Intuit Inc.	2	971
Intuitive Surgical, Inc. (a)	2	693
Invesco Ltd.	3	46
Invitation Homes Inc.	4	125
IQVIA Holdings Inc (a)	1	253
Iron Mountain Incorporated	2	117
J.B. Hunt Transport Services, Inc.	1	110
Jack Henry & Associates, Inc.	1	77
Jacobs Solutions Inc.	1	126
Jazz Pharmaceuticals Public Limited Company (a)	—	56
Johnson & Johnson	16	2,519
Johnson Controls International Public Limited Company	5	253
JPMorgan Chase & Co.	20	2,835
Juniper Networks, Inc.	2	58
K.K.R. Co., Inc. - Class A	4	256
Kellogg Company	2	104
Keurig Dr Pepper Inc.	7	218
KeyCorp	6	64
Keysight Technologies, Inc. (a)	1	164
Kimberly-Clark Corporation	2	275
Kinder Morgan, Inc.	13	220

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
KLA Corporation	1	427
Kraft Foods Group, Inc.	5	181
KRC Interim Corp.	4	69
L3Harris Technologies, Inc.	1	218
Laboratory Corporation of America Holdings	1	119
Lam Research Corporation	1	564
Lamb Weston Holdings, Inc.	1	85
Las Vegas Sands Corp.	2	103
Lear Corporation	—	50
Legacy Vulcan Corp.	1	180
Leidos Holdings, Inc.	1	87
Lennar Corporation - Class A	2	199
Lennar Corporation - Class B	—	11
Lennox International Inc.	—	71
Liberty Broadband Corporation - Series A (a)	—	14
Liberty Broadband Corporation - Series C (a)	1	73
Liberty Media Corporation - Series A (a)	1	17
Liberty Media Corporation - Series A (a)	—	16
Liberty Media Corporation - Series C (a)	1	79
Liberty Media Corporation - Series C (a)	1	27
Live Nation Entertainment, Inc. (a)	1	74
LKQ Corporation	2	82
Lockheed Martin Corporation	2	615
Loews Corporation	1	55
Lowe`s Companies, Inc.	4	820
LPL Financial Holdings Inc.	1	127
Lucid Group, Inc. (a) (b)	7	39
LyondellBasell Industries N.V. - Class A	2	166
M&T Bank Corporation	1	134
Marathon Oil Corporation	4	108
Marathon Petroleum Corporation	3	414
Markel Group Inc. (a)	—	137
MarketAxess Holdings Inc.	—	57
Marriott International, Inc. - Class A	2	340
Marsh & Mclennan Companies, Inc.	3	636
Martin Marietta Materials, Inc.	—	170
Marvell Technology, Inc.	6	306
Masco Corporation	2	89
MasterCard Incorporated - Class A	6	2,214
Match Group, Inc. (a)	2	72
McCormick & Company, Incorporated	2	131
McDonald's Corporation	5	1,283
McKesson Corporation	1	391
Merck & Co., Inc.	17	1,769
Meta Platforms, Inc. - Class A (a)	15	4,491
MetLife, Inc.	4	272
Mettler-Toledo International Inc. (a)	—	166
MGM Resorts International	2	58
Microchip Technology Incorporated	4	287
Micron Technology, Inc.	7	497
Microsoft Corporation	50	15,790
Mid-America Apartment Communities, Inc.	1	98
Moderna, Inc. (a)	2	235
Molina Healthcare, Inc. (a)	—	133
Molson Coors Beverage Company - Class B	1	79
Mondelez International, Inc. - Class A	9	635
MongoDB, Inc. - Class A (a)	—	171
Monolithic Power Systems, Inc.	—	147
Monster Beverage 1990 Corporation (a)	5	271
Moody's Corporation	1	329
Morgan Stanley	9	707
MOS Holdings Inc.	2	78
Motorola Solutions, Inc.	1	311
MSCI Inc. - Class A	1	284
Nasdaq, Inc.	2	110
NetApp, Inc.	1	96
Netflix, Inc. (a)	3	1,139
Neurocrine Biosciences, Inc. (a)	1	67
Newmont Corporation	5	202
News Corporation - Class A	3	57
News Corporation - Class B	1	17
NextEra Energy, Inc.	14	784
NIKE, Inc. - Class B	8	797
NiSource Inc.	3	66
Norfolk Southern Corporation	2	302
Northern Trust Corporation	1	99
Northrop Grumman Corporation	1	423
NRG Energy, Inc.	2	65
Nucor Corporation	2	267
NVIDIA Corporation	17	7,233
NVR, Inc. (a)	—	119
Occidental Petroleum Corporation	5	297
Okta, Inc. - Class A (a)	1	80
Old Dominion Freight Line, Inc.	1	238
Omnicom Group Inc.	1	104
On Semiconductor Corporation (a)	3	264
ONEOK, Inc.	4	231
Oracle Corporation	11	1,120
O'Reilly Automotive, Inc. (a)	—	364
Otis Worldwide Corporation	3	222
Owens Corning	1	80
PACCAR Inc	4	299
Packaging Corporation of America	1	88
Palantir Technologies Inc. - Class A (a)	12	198
Palo Alto Networks, Inc. (a)	2	479
Paramount Global - Class B	3	42
Parker-Hannifin Corporation	1	344
Paychex, Inc.	2	242
Paycom Software, Inc.	—	87
Paylocity Holding Corporation (a)	—	47
PayPal Holdings, Inc. (a)	7	427
Pentair Public Limited Company	1	74
PepsiCo, Inc.	9	1,577
Pfizer Inc.	38	1,268
PG&E Corporation (a)	14	224
Philip Morris International Inc.	10	968
Phillips 66	3	354
Pinnacle West Capital Corporation	1	60
Pinterest, Inc. - Class A (a)	4	100
Pioneer Natural Resources Company	2	360
Pool Corporation	—	92
PPG Industries, Inc.	2	210
PPL Corporation	5	120
Principal Financial Group, Inc.	1	106
ProLogis Inc.	6	702
Prudential Financial, Inc.	2	236
PTC Inc. (a)	1	106
Public Service Enterprise Group Incorporated	3	192
Public Storage Operating Company	1	287
PulteGroup, Inc.	2	113
Qiagen N.V. (a)	2	66
Qorvo, Inc. (a)	1	72
Qualcomm Incorporated	7	829
Quanta Services, Inc.	1	175
Quest Diagnostics Incorporated	1	92
Raymond James Financial, Inc.	1	128
Realty Income Corporation	5	237
Regency Centers Corporation	1	64
Regeneron Pharmaceuticals, Inc. (a)	1	593
Regions Financial Corporation	7	115
Reinsurance Group of America, Incorporated	—	72
Republic Services, Inc.	1	190
ResMed Inc.	1	145
Revvity, Inc.	1	95
Rivian Automotive, Inc. - Class A (a) (b)	5	113
Roblox Corporation - Class A (a)	3	100
Rockwell Automation, Inc.	1	222
Rollins, Inc.	2	61
Roper Technologies, Inc.	1	345
Ross Stores, Inc.	2	258
Royal Caribbean Cruises Ltd.	1	137
Royalty Pharma PLC - Class A	2	65
RTX Corporation	10	695
S&P Global Inc.	2	788
Salesforce, Inc. (a)	7	1,324
SBA Communications Corporation - Class A	1	149
Schlumberger Limited	9	551
Seagen Inc. (a)	1	206
SEI Investments Company	1	45
Sempra Energy	4	294

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
ServiceNow, Inc. (a)	1	776
Simon Property Group, Inc.	2	242
Sirius XM Holdings Inc. (b)	3	15
Skyworks Solutions, Inc.	1	111
Snap Inc. - Class A (a)	6	50
Snap-on Incorporated	—	94
Snowflake Inc. - Class A (a)	2	346
SolarEdge Technologies Ltd. (a)	—	51
Southern Copper Corporation	1	45
Southwest Airlines Co.	4	108
Splunk Inc. (a)	1	159
SS&C Technologies Holdings, Inc.	1	77
Stanley Black & Decker, Inc.	1	93
Starbucks Corporation	8	708
State Street Corporation	2	148
Steel Dynamics, Inc.	1	116
Stryker Corporation	2	624
Sun Communities, Inc.	1	104
Synchrony Financial	3	87
Synopsys, Inc. (a)	1	479
Sysco Corporation	3	230
T. Rowe Price Group, Inc.	2	163
Take-Two Interactive Software, Inc. (a)	1	157
Tapestry, Inc.	2	44
Targa Resources Corp.	1	128
Target Corporation	3	348
Teledyne Technologies Incorporated (a)	—	134
Teleflex Incorporated	—	61
Teradyne, Inc.	1	107
Tesla Inc. (a)	19	4,651
Texas Instruments Incorporated	6	980
Texas Pacific Land Corporation	—	77
Textron Inc.	1	99
The AES Corporation	4	67
The Allstate Corporation	2	197
The Bank of New York Mellon Corporation (c)	5	214
The Boeing Company (a)	4	734
The Carlyle Group, Inc.	2	46
The Charles Schwab Corporation	10	556
The Cigna Group	2	568
The Clorox Company	1	109
The Coca-Cola Company	26	1,472
The Cooper Companies, Inc.	—	107
The Estee Lauder Companies Inc. - Class A	2	227
The Goldman Sachs Group, Inc.	2	708
The Hartford Financial Services Group, Inc.	2	152
The Hershey Company	1	197
The Home Depot, Inc.	7	2,035
The Interpublic Group of Companies, Inc.	3	73
The J. M. Smucker Company	1	81
The Kroger Co.	4	200
The PNC Financial Services Group, Inc.	3	323
The Procter & Gamble Company	16	2,324
The Progressive Corporation	4	551
The Sherwin-Williams Company	2	411
The Southern Company	7	480
The TJX Companies, Inc.	8	675
The Trade Desk, Inc. - Class A (a)	3	243
The Travelers Companies, Inc.	2	253
The Walt Disney Company (a)	12	1,004
The Williams Companies, Inc.	8	271
Thermo Fisher Scientific Inc.	3	1,305
T-Mobile USA, Inc.	3	480
Tractor Supply Company	1	155
Trane Technologies Public Limited Company	2	313
TransDigm Group Incorporated (a)	—	320
TransUnion	1	93
Trimble Inc. (a)	2	94
Truist Financial Corporation	9	258
Twilio Inc. - Class A (a)	1	66
Tyler Technologies, Inc. (a)	—	107
Tyson Foods, Inc. - Class A	2	104
U.S. Bancorp	10	338
Uber Technologies, Inc. (a)	14	630
UDR, Inc.	2	71
Ulta Beauty, Inc. (a)	—	139
Union Pacific Corporation	4	840
United Airlines Holdings, Inc. (a)	2	91
United Parcel Service, Inc. - Class B	5	753
United Rentals, Inc.	—	197
UnitedHealth Group Incorporated	6	3,139
Unity Software Inc. (a)	2	54
Universal Health Services, Inc. - Class B	—	53
V.F. Corporation	2	39
Vail Resorts, Inc.	—	63
Valero Energy Corporation	2	348
Veeva Systems Inc. - Class A (a)	1	191
Ventas, Inc.	3	119
VeriSign, Inc. (a)	1	124
Verisk Analytics, Inc.	1	225
Verizon Communications Inc.	28	923
Vertex Pharmaceuticals Incorporated (a)	2	601
Viatris Inc.	9	84
VICI Properties Inc.	7	196
Visa Inc. - Class A	11	2,485
Vistra Corp.	3	87
VMware, Inc. - Class A (a)	2	254
Voya Financial, Inc.	1	35
W. R. Berkley Corporation	1	93
W. W. Grainger, Inc.	—	208
W.P. Carey Inc.	1	75
Walgreens Boots Alliance, Inc.	5	111
Walmart Inc.	10	1,550
Waste Management, Inc.	3	383
Waters Corporation (a)	—	115
Watsco, Inc.	—	84
WEC Energy Group Inc.	2	174
Wells Fargo & Company	25	1,013
Welltower OP LLC	3	275
West Pharmaceutical Services, Inc.	1	189
Western Digital Corporation (a)	2	94
Westinghouse Air Brake Technologies Corporation	1	129
Westlake Corporation	—	29
WestRock Company	2	63
Weyerhaeuser Company	5	157
Whirlpool Corporation	—	55
Willis Towers Watson Public Limited Company	1	153
Workday, Inc. - Class A (a)	1	302
Wynn Resorts, Limited	1	69
Xcel Energy Inc.	4	210
Xylem Inc.	2	144
Yum! Brands, Inc.	2	230
Zebra Technologies Corporation - Class A (a)	—	88
Zillow Group, Inc. - Class A (a)	—	11
Zillow Group, Inc. - Class C (a)	1	49
Zimmer Biomet Holdings, Inc.	1	163
Zoetis Inc. - Class A	3	539
Zoom Video Communications, Inc. - Class A (a)	2	127
ZoomInfo Technologies Inc. - Class A (a)	2	26
Zscaler, Inc. (a)	1	84
		245,850
Japan 6.9%
ABC-Mart, Inc.	1	16
ACOM Co., Ltd.	4	9
Advance Residence Investment Corp.	—	20
Advantest Corporation	5	134
Aeon Co., Ltd.	6	117
AGC Inc.	2	56
Aisin Corporation	1	48
Ajinomoto Co., Inc. (b)	4	142
ANA Holdings Inc. (a)	1	21
Asahi Group Holdings, Ltd.	3	120
Asahi Intecc Co., Ltd.	2	30
Asahi Kasei Corporation	9	60
ASICS Corporation	1	46
Astellas Pharma Inc.	13	179
Bandai Namco Holdings Inc.	4	91
Bridgestone Corporation	4	140
Brother Industries, Ltd.	2	27

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Canon Inc.	7	169
Capcom Co., Ltd.	1	36
Central Japan Railway Company	7	170
Chubu Electric Power Co., Inc.	5	66
Chugai Pharmaceutical Co., Ltd.	4	136
Concordia Financial Group, Ltd.	7	31
COSMOS Pharmaceutical Corporation	—	10
CyberAgent, Inc. (b)	3	15
Dai Nippon Printing Co., Ltd.	2	47
Daifuku Co., Ltd.	3	51
Dai-ichi Life Holdings, Inc.	7	140
Daiichi Sankyo Company, Ltd	13	354
Daikin Industries, Ltd.	2	314
Daito Trust Construction Co., Ltd.	1	53
Daiwa House Industry Co., Ltd. (b)	4	121
Daiwa House REIT Investment Corporation	—	26
Daiwa Securities Group Inc.	10	59
DENSO Corporation	14	225
DISCO Corporation	1	110
East Japan Railway Company	3	149
Eisai Co., Ltd.	2	111
ENEOS Holdings, Inc.	22	87
FANUC Corporation (b)	6	168
Fast Retailing Co., Ltd.	1	284
Fuji Electric Co., Ltd.	1	45
FUJIFILM Holdings Corporation	3	156
Fujitsu Limited	1	141
Fukuoka Financial Group, Inc.	1	26
GLP J-REIT	—	27
GMO Payment Gateway, Inc.	—	16
Hakuhodo DY Holdings Inc. (b)	2	17
Hamamatsu Photonics K.K.	1	42
Hankyu Hanshin Holdings, Inc.	2	58
HASEKO Corporation	2	22
Hikari Tsushin,Inc.	—	15
Hirose Electric Co., Ltd. (b)	—	25
Hitachi Construction Machinery Co., Ltd.	1	21
Hitachi, Ltd.	6	390
Honda Motor Co., Ltd.	33	367
Hoshizaki Corporation	1	28
Hoya Corporation	2	234
Hulic Co., Ltd.	3	31
IBIDEN Co., Ltd.	1	48
Idemitsu Kosan Co., Ltd.	2	39
Iida Group Holdings Co., Ltd.	1	22
Inpex Corporation	7	111
Isuzu Motors Limited	4	50
ITOCHU Corporation (b)	10	346
Japan Airlines Co., Ltd.	1	19
Japan Airport Terminal Co., Ltd.	1	25
Japan Exchange Group, Inc.	4	67
Japan Metropolitan Fund Investment Corporation	—	31
Japan Post Bank Co., Ltd.	8	71
Japan Post Holdings Co., Ltd. (b)	14	112
Japan Post Insurance Co., Ltd.	2	25
Japan Real Estate Investment Corporation	—	35
Japan Tobacco Inc.	7	173
JFE Holdings, Inc. (b)	4	57
JSR Corporation	2	40
Kajima Corporation	3	55
Kansai Paint Co., Ltd.	2	26
Kao Corporation	3	119
Kawasaki Heavy Industries, Ltd.	1	27
KDDI Corporation (b)	10	318
Keio Corporation (b)	1	31
Keisei Electric Railway Co., Ltd.	1	42
Keyence Corporation	1	482
Kikkoman Corporation	1	68
Kintetsu Group Holdings Co., Ltd.	1	37
Kirin Holdings Company, Ltd	6	80
Kobayashi Pharmaceutical Co., Ltd.	—	18
Kobe Bussan Co., Ltd.	1	19
Koei Tecmo Holdings Co., Ltd.	1	11
Koito Manufacturing Co., Ltd. (b)	2	27
Komatsu Ltd.	7	178
Konami Holdings Corporation	1	37
Kose Corporation	—	14
Kubota Corporation	7	97
Kurita Water Industries Ltd.	1	24
KYOCERA Corporation (b)	2	122
Kyowa Kirin Co., Ltd.	2	31
Kyushu Railway Company	1	23
Lasertec Co., Ltd.	1	78
Lawson, Inc.	—	18
Lion Corporation (b)	2	20
LIXIL Corporation (b)	2	22
M3, Inc.	3	51
Makita Corporation	2	47
Marubeni Corporation	11	173
Marui Group Co.Ltd.	2	24
Matsuki Yokokokara & Company Co., Ltd.	3	48
Mazda Motor Corporation	4	47
McDonald's Holdings Company (Japan), Ltd.	1	19
Medipal Holdings Corporation (b)	1	22
Meiji Holdings Co., Ltd.	2	50
Minebeamitsumi Inc.	3	44
MISUMI Group Inc. (b)	2	31
Mitsubishi Chemical Group Corporation	10	61
Mitsubishi Corporation	10	462
Mitsubishi Electric Corporation	15	180
Mitsubishi Estate Co., Ltd.	8	107
Mitsubishi Gas Chemical Company, Inc. (b)	1	19
Mitsubishi HC Capital Inc.	5	36
Mitsubishi Heavy Industries, Ltd.	2	123
Mitsubishi Motors Corporation (b)	5	20
Mitsubishi UFJ Financial Group Inc	86	729
Mitsui & Co., Ltd.	10	373
Mitsui Chemicals, Inc.	2	39
Mitsui Fudosan Co., Ltd.	7	145
Mitsui O.S.K. Lines, Ltd. (b)	2	66
Mizuho Bank, Ltd.	2	44
Mizuho Financial Group, Inc.	17	292
MonotaRO Co., Ltd.	2	19
MS&AD Insurance Group Holdings, Inc.	3	117
Murata Manufacturing Co., Ltd.	13	230
Nagoya Railroad Co., Ltd.	1	21
NEC Corporation	2	99
NEXON Co., Ltd.	3	46
NGK Insulators, Ltd.	2	25
Nidec Corporation	4	171
Nikon Corporation	2	25
Nintendo Co., Ltd.	8	333
Nippon Building Fund Inc.	—	45
Nippon Express Co., Ltd.	1	31
Nippon Paint Holdings Co., Ltd.	7	47
Nippon Prologis REIT, Inc.	—	41
Nippon Sanso Holdings Corporation	1	28
Nippon Shinyaku Co., Ltd.	—	17
Nippon Steel Corporation (b)	6	152
Nippon Telegraph and Telephone Corporation	202	239
Nippon Yusen Kabushiki Kaisha	3	86
Nissan Motor Co., Ltd.	16	71
Nisshin Seifun Group Inc.	2	25
Nissin Chemical Corporation (b)	1	42
Nissin Food Holdings Co., Ltd. (b)	1	42
Niterra Co., Ltd.	1	29
Nitori Holdings Co., Ltd.	1	67
Nitto Denko Corporation	1	66
Nomura Holdings, Inc. (b)	19	77
Nomura Real Estate Holdings, Inc. (b)	1	18
Nomura Real Estate Master Fund, Inc.	—	35
Nomura Research Institute Ltd	3	86
NTT DATA Corporation	4	59
Obayashi Corporation	5	43
OBIC Co., Ltd.	—	61
Odakyu Electric Railway Co., Ltd.	2	36
Oji Holdings Corporation	7	29
Olympus Corporation	9	114
OMRON Corporation (b)	1	62
Ono Pharmaceutical Co., Ltd.	3	64

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Open House Group Co., Ltd.	1	17
Oracle Corporation Japan	—	15
Oriental Land Co., Ltd.	8	262
ORIX Corporation	7	138
ORIX JREIT Inc.	—	20
Osaka Gas Co., Ltd.	3	49
Otsuka Corporation	1	34
Otsuka Holdings Co., Ltd.	4	135
Pan Pacific International Holdings Corporation	4	76
Panasonic Holdings Corporation	16	179
Persol Holdings Co., Ltd.	13	21
Rakuten Group, Inc.	11	45
Recruit Holdings Co., Ltd.	11	348
Renesas Electronics Corporation (a)	10	154
Resona Holdings, Inc.	16	89
Ricoh Company, Ltd.	4	37
Rinnai Corporation (b)	1	17
ROHM Co., Ltd. (b)	2	48
Santen Pharmaceutical Co., Ltd.	3	23
SBI Holdings, Inc.	2	38
SCSK Corporation	1	16
Secom Co., Ltd.	2	102
Sega Sammy Holdings, Inc.	1	20
Seibu Holdings Inc. (b)	2	16
Seiko Epson Corporation.	2	38
Sekisui Chemical Co., Ltd.	3	45
Sekisui House, Ltd.	4	88
Seven & I Holdings Co., Ltd.	5	211
SG Holdings Co., Ltd.	3	44
Sharp Corporation (a)	2	9
Shimadzu Corporation	2	50
Shimano Inc.	1	81
Shimizu Corporation	2	16
Shin-Etsu Chemical Co., Ltd.	14	402
Shionogi & Co., Ltd.	2	89
Shiseido Company, Limited	3	95
SMC Corporation	—	178
Softbank Corp.	20	225
SoftBank Group Corp	7	300
Sojitz Corporation (b)	1	32
Sompo Holdings, Inc.	2	103
Sony Group Corporation	8	696
Square Enix Holdings Co., Ltd.	1	21
Stanley Electric Co., Ltd. (b)	1	19
Subaru Corporation.	4	86
SUMCO Corporation	2	29
Sumitomo Chemical Company, Limited	11	30
Sumitomo Corporation	8	166
Sumitomo Electric Industries, Ltd.	5	63
Sumitomo Metal Mining Co., Ltd. (b)	2	56
Sumitomo Mitsui Financial Group, Inc.	9	443
Sumitomo Mitsui Trust Bank, Limited (b)	3	94
Sumitomo Realty & Development Co., Ltd.	3	83
Suntory Beverage & Food Limited	1	27
Suzuki Motor Corporation (b)	3	133
Sysmex Corporation	1	52
T&D Holdings, lnc. (b)	3	51
Taisei Corporation	1	32
Taisho Pharmaceutical Holdings Co., Ltd.	—	12
Takeda Pharmaceutical Co Ltd (b)	11	338
TDK Corporation (b)	3	100
Terumo Corporation	5	129
The Bank of Kyoto, Ltd. (d)	1	28
The Chiba Bank, Ltd. (b)	5	36
The Kansai Electric Power Company, Incorporated	5	71
TIS Inc.	1	31
TOBU Railway Co., LTD.	1	36
Toho Co., Ltd.	1	34
Tokio Marine Holdings, Inc.	13	305
Tokyo Century Corporation (b)	—	12
Tokyo Electric Power Company Holdings, Inc. (a)	5	25
Tokyo Electron Limited	3	436
Tokyo Gas Co., Ltd.	2	57
Tokyu Corporation	4	44
Tokyu Fudosan Holdings Corporation	5	29
Toppan Inc.	2	43
Toray Industries, Inc.	12	61
Toshiba Corporation	1	37
Tosoh Corporation (b)	2	28
TOTO Ltd.	1	28
Toyo Suisan Kaisha, Ltd.	1	24
Toyota Industries Corporation	1	110
Toyota Motor Corporation (b)	83	1,488
Toyota Tsusho Corporation	2	94
Trend Micro Incorporated	1	38
Unicharm Corporation	3	106
United Urban Investment Corporation	—	23
USS Co., Ltd.	2	25
Welcia Holdings Co., Ltd.	1	10
West Japan Railway Company	2	66
Yakult Honsha Co., Ltd.	2	54
Yamaha Corporation	1	33
Yamaha Motor Co., Ltd.	3	71
Yamato Holdings Co., Ltd. (b)	3	41
Yaskawa Electric Corporation	2	65
Yokogawa Electric Corporation	2	31
Z Holdings Corporation	18	49
ZOZO, Inc. (b)	1	11
		25,439
United Kingdom 4.0%
3i Group plc	7	174
abrdn plc	15	29
Admiral Group PLC	2	51
Amcor Pty Ltd	11	97
Anglo American PLC	9	251
Aon Global Limited - Class A	1	454
Ashtead Group Public Limited Company	3	186
Associated British Foods PLC	2	62
AstraZeneca PLC	10	1,414
Auto Trader Group PLC	6	48
Aviva PLC	18	85
B&M European Value Retail S.A.	6	41
BAE Systems PLC	21	253
Barclays PLC	97	187
Barratt Developments P L C	7	37
BP P.L.C.	116	750
British American Tobacco P.L.C.	15	457
BT Group PLC	47	67
Bunzl Public Limited Company	2	87
Burberry Group PLC	2	45
Carnival Corporation (a)	7	93
Centrica PLC	40	75
Coca-Cola Europacific Partners PLC	1	88
Compass Group PLC	12	294
Convatec Group PLC (e)	11	29
Croda International Public Limited Company	1	56
DCC Public Limited Company	1	39
Dechra Pharmaceuticals PLC	1	25
Diageo PLC	15	537
DS Smith PLC	9	32
easyJet PLC (a)	4	19
Entain PLC	4	46
Evraz PLC (a) (d)	3	—
Experian PLC	6	203
Ferguson Holdings Limited	1	231
Fiat Chrysler Automobiles N.V.	14	274
GSK PLC	27	491
Haleon PLC	32	131
Halma Public Limited Company	3	60
Hargreaves Lansdown PLC	2	18
Hikma Pharmaceuticals Public Limited Company	1	30
Hiscox Ltd.	2	29
Howden Joinery Group PLC	4	37
HSBC Holdings PLC	136	1,063
Imperial Brands PLC	7	132
Informa Jersey Limited	10	95
InterContinental Hotels Group PLC	1	93
Intermediate Capital Group PLC	2	33
Intertek Group Plc	1	58

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
ITV PLC	24	21
J Sainsbury PLC	12	36
JD Sports Fashion PLC	18	33
Johnson Matthey PLC	1	25
Kingfisher PLC	15	40
Land Securities Group PLC	5	33
Legal & General Group PLC	42	112
Lloyds Banking Group PLC	472	254
London Stock Exchange Group PLC	3	283
M&G PLC	18	42
Melrose Industries PLC (a)	10	57
Mondi PLC	3	56
National Grid PLC	24	285
NatWest Group PLC	39	111
Next PLC	1	80
Ocado Group PLC (a)	4	30
Pearson PLC	4	40
Pepco Group N.V. (a) (e)	1	3
Persimmon Public Limited Company	2	30
Phoenix Group Holdings PLC	6	33
Prudential Public Limited Company (c)	18	193
Reckitt Benckiser Group PLC	5	352
Relx PLC	13	430
Rentokil Initial PLC	17	130
Rightmove PLC	6	41
Rio Tinto PLC	8	474
Rolls-Royce PLC (a)	59	157
Schroders PLC	5	26
SEGRO Public Limited Company	8	74
Severn Trent PLC	2	44
Smith & Nephew PLC	6	78
Smiths Group PLC	3	53
Spirax-Sarco Engineering PLC	1	60
SSE PLC	7	144
St. James's Place PLC	4	37
Standard Chartered PLC	16	151
Tate & Lyle Public Limited Company	3	23
Taylor Wimpey PLC	26	37
Tesco PLC	50	160
The Berkeley Group Holdings PLC	1	42
The British Land Company Public Limited Company	7	27
The Sage Group PLC.	8	95
Unilever PLC	17	819
United Utilities PLC	5	54
Vodafone Group Public Limited Company	145	136
Weir Group PLC(The)	2	41
Whitbread PLC	1	58
Wise PLC - Class A (a)	3	21
WPP 2012 Limited	8	71
		14,718
Canada 3.3%
Agnico Eagle Mines Limited	3	147
Air Canada (a)	2	33
Algonquin Power & Utilities Corp. (b)	5	30
Alimentation Couche-Tard Inc.	5	253
AltaGas Ltd.	2	40
ARC Resources Ltd. (b)	4	56
Bank of Montreal	5	411
Barrick Gold Corporation	12	179
BCE Inc.	2	76
Brookfield Asset Management Ltd. - Class A	3	83
Brookfield Corporation - Class A	10	308
CAE Inc. (a)	2	49
Cameco Corporation	3	111
Canadian Apartment Properties Real Estate Investment Trust	1	17
Canadian Imperial Bank of Commerce (b)	6	243
Canadian National Railway Company	4	414
Canadian Natural Resources Limited	7	482
Canadian Pacific Kansas City Limited	6	468
Canadian Tire Corporation, Limited - Class A	—	43
Canadian Utilities Limited - Class A	1	19
CCL Industries Inc. - Class B	1	46
Cenovus Energy Inc.	10	201
CGI Inc. - Class A (a)	2	148
Constellation Software Inc.	—	275
Dollarama Inc.	2	140
Emera Incorporated	2	59
Empire Company Limited - Class A	1	35
Enbridge Inc.	14	449
Fairfax Financial Holdings Limited	—	126
Finning International Inc.	1	32
First Quantum Minerals Ltd	4	95
FirstService Corporation (b)	—	39
Fortis Inc.	3	122
Franco-Nevada Corporation	1	176
George Weston Limited	—	45
GFL Environmental Inc.	1	35
Gildan Activewear Inc. - Class A	1	36
Great-West Lifeco Inc.	2	51
Groupe WSP Global Inc. (b)	1	120
Hydro One Limited	2	59
iA Societe Financiere Inc.	1	50
IGM Financial Inc. (b)	1	13
Imperial Oil Limited	1	81
Intact Financial Corporation	1	175
Keyera Corp.	2	40
Kinross Gold Corporation	8	37
Loblaw Companies Limited	1	85
Lululemon Athletica Canada Inc. (a)	1	307
Lundin Mining Corporation	5	35
Magna International Inc.	2	102
Manulife Financial Corporation	12	226
Metro Inc. - Class A	2	86
National Bank of Canada	2	153
Nutrien Ltd. (b)	3	196
Nuvei Technologies Corp.	—	7
Open Text Corporation	2	63
Pembina Pipeline Corporation	4	114
Power Corporation of Canada (b)	4	97
Quebecor Inc. - Class B	1	26
RB Global, Inc.	1	85
Restaurant Brands International Limited Partnership	2	133
RioCan Real Estate Investment Trust	1	15
Rogers Communications Inc. - Class B	2	92
Royal Bank of Canada	9	795
Saputo Inc. (b)	2	33
Shopify Inc. - Class A (a)	8	449
Sun Life Financial Inc.	4	190
Suncor Energy Inc.	9	307
TC Energy Corporation (b)	7	240
Teck Resources Limited - Class B	3	127
TELUS Corporation	3	49
TFI International Inc.	1	67
The Bank of Nova Scotia (b)	8	365
The Toronto-Dominion Bank (b)	12	739
Thomson Reuters Corporation	1	120
TMX Group Limited	2	41
Tourmaline Oil Corp	2	106
Turquoise Hill Resources Ltd - Class A (a) (b)	3	30
Waste Connections, Inc.	2	236
West Fraser Timber Co. Ltd.	—	29
Wheaton Precious Metals Corp.	3	122
		12,014
France 3.0%
Adevinta ASA - Class B (a) (f)	1	8
Aeroports de Paris	—	26
Airbus SE	4	565
Alstom	2	47
Amundi (e)	—	24
AXA	11	326
Biomerieux SA	—	30
BNP Paribas	7	468
Bollore SE	6	30
Bouygues	1	52
Bureau Veritas	2	51
Capgemini	1	186
Carrefour	4	71
Compagnie De Saint-Gobain	3	194

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Compagnie Generale des Etablissements Michelin	5	149
Credit Agricole SA	8	97
Danone	4	236
Dassault Aviation	—	26
Dassault Systemes	5	170
Edenred	2	104
Eiffage	1	54
Engie	12	178
EssilorLuxottica	2	332
Gecina	—	38
Getlink S.E.	2	37
Hermes International	—	411
IPSEN	—	32
Kering	—	217
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	4	597
Legrand	2	166
L'Oreal	2	642
LVMH Moet Hennessy Louis Vuitton	2	1,328
Orange	13	147
Pernod Ricard	1	229
Publicis Groupe SA	2	114
Safran	2	375
Sanofi	8	813
Sartorius Stedim Biotech	—	39
Schneider Electric SE	4	602
Societe d'exploitation Hoteliere	1	62
Societe Generale	5	118
Teleperformance SE	—	50
Thales	1	80
TotalEnergies SE	15	1,014
Veolia Environnement-VE	4	128
VINCI	3	366
Vivendi SE	3	28
Worldline (a) (e)	2	45
		11,102
Switzerland 2.4%
ABB Ltd - Class N	11	393
Alcon AG	3	261
Baloise Holding AG - Class N	—	45
Barry Callebaut AG - Class N	—	45
Chocoladefabriken Lindt & Sprungli AG - Class N	—	110
Coca-Cola HBC AG	1	37
Compagnie Financiere Richemont SA	4	433
DSM-Firmenich AG	1	120
EMS-Chemie Holding AG	—	33
Garmin Ltd.	1	106
Geberit AG - Class N	—	93
Givaudan SA - Class N	—	176
Glencore PLC	76	434
Holcim AG	4	227
Julius Bar Gruppe AG - Class N	2	100
Kuhne & Nagel International AG	—	98
Lonza Group AG	1	233
Nestle S.A. - Class N	18	2,043
Novartis AG - Class N	14	1,413
Partners Group Holding AG	—	167
Roche Holding AG	—	52
Schindler Holding AG - Class N	—	28
SGS SA	1	83
Sika AG	1	265
Sonova Holding AG	—	86
STMicroelectronics N.V.	4	189
Straumann Holding AG - Class N	1	98
Swiss Life Holding AG - Class N	—	131
Swiss Re AG	2	196
Swisscom AG - Class N	—	101
TE Connectivity Ltd. (e)	2	240
The Swatch Group AG	—	51
The Swatch Group AG - Class N	—	17
UBS Group AG	21	509
Zurich Insurance Group AG - Class N	1	424
		9,037
Australia 2.0%
Ampol Limited	1	22
ANZ Group Holdings Limited	20	335
Aristocrat Leisure Limited	4	118
ASX Limited	1	46
Atlas Arteria Limited	9	32
Atlassian Corporation - Class A (a)	1	207
Aurizon Holdings Limited	13	29
Australian Pipeline Trust	8	40
Bendigo and Adelaide Bank Limited	4	21
BHP Group Limited	33	950
BlueScope Steel Limited	3	42
Brambles Limited	10	94
Cochlear Limited	—	75
Coles Group Limited	9	93
Commonwealth Bank of Australia	11	715
Computershare Limited	4	62
CSL Limited	3	519
DEXUS Funds Management Limited	8	37
Endeavour Group Limited	9	29
Fortescue Metals Group Ltd	11	152
Goodman Funding Pty Ltd	12	162
GPT Management Holdings Limited	13	33
IDP Education Limited	1	18
IGO Limited	5	39
Incitec Pivot Limited	13	26
Insurance Australia Group Limited	16	57
Lendlease Corporation Limited	4	20
Macquarie Group Limited	2	262
Medibank Private Limited	18	40
Mineral Resources Limited	1	50
Mirvac Limited	25	34
National Australia Bank Limited	21	388
Newcrest Mining Limited	6	95
Northern Star Resources Ltd	8	53
Orica Limited	3	29
Origin Energy Limited	13	72
Pilbara Minerals Limited (b)	19	51
Qantas Airways Limited (a)	5	18
QBE Insurance Group Limited	11	107
Ramsay Health Care Limited	1	44
REA Group Ltd	—	37
Reece Limited	2	23
Rio Tinto Limited	3	183
Santos Limited	24	119
Scentre Group Limited	38	59
SEEK Limited	2	35
Seven Group Holdings Limited	1	18
Sonic Healthcare Limited	3	62
South32 Limited	30	65
Stockland Corporation Ltd	16	40
Suncorp Group Limited	9	77
Telstra Corporation Limited	27	68
The Lottery Corporation Limited	16	50
TPG Corporation Limited	3	12
Transurban Holdings Limited	21	169
Treasury Wine Estates Limited	5	41
Vicinity Centres RE Ltd	26	29
Washington H. Soul Pattinson and Company Limited	2	35
Wesfarmers Limited	8	261
Westpac Banking Corporation	24	324
WiseTech Global Limited	1	46
Woodside Energy Group Ltd	13	295
Woolworths Group Limited	8	193
Worley Limited	2	24
		7,481
Germany 2.0%
Adidas AG - Class N	1	187
Allianz SE	3	643
BASF SE - Class N	6	259
Bayer Aktiengesellschaft - Class N	7	316
Bayerische Motoren Werke Aktiengesellschaft	2	192
Beiersdorf Aktiengesellschaft	1	90

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Brenntag SE - Class N	1	78
Carl Zeiss Meditec AG	—	20
COMMERZBANK Aktiengesellschaft	7	78
Continental Aktiengesellschaft	1	51
Covestro AG (a) (e)	1	66
Daimler Truck Holding AG	3	117
Delivery Hero SE (a) (e)	1	36
Deutsche Bank Aktiengesellschaft - Class N	14	155
Deutsche Borse Aktiengesellschaft - Class N	1	225
Deutsche Lufthansa Aktiengesellschaft (a)	4	32
Deutsche Post AG - Class N	6	249
Deutsche Telekom AG - Class N	24	500
DW Property Invest GmbH	—	4
E.ON SE - Class N	15	179
Evonik Industries AG	1	24
Fresenius SE & Co. KGaA	3	87
GEA Group Aktiengesellschaft	1	42
Hannover Ruck SE - Class N	—	96
Heidelberg Materials AG	1	80
Henkel AG & Co. KGaA	1	42
Infineon Technologies AG - Class N	9	291
Mercedes-Benz Group AG - Class N	5	381
MERCK Kommanditgesellschaft auf Aktien	1	146
MTU Aero Engines AG - Class N	—	67
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	1	363
Puma SE	1	45
RWE Aktiengesellschaft	5	171
SAP SE	7	886
Siemens Aktiengesellschaft - Class N	5	730
Siemens Energy AG (a)	4	49
Siemens Healthineers AG (e)	2	100
Symrise AG	1	83
Talanx Aktiengesellschaft	—	23
Telefonica Deutschland Holding AG	7	12
Vonovia SE	6	136
Zalando SE (a) (e)	2	34
		7,365
Netherlands 1.6%
Adyen N.V. (a) (e)	—	155
Aegon N.V.	10	51
Akzo Nobel N.V.	1	91
argenx SE (a)	—	187
ASM International N.V.	—	125
ASML Holding N.V.	3	1,608
CNH Industrial N.V.	7	86
Exor Nederland N.V.	1	67
Ferrovial SE	3	102
HAL Trust	1	72
Heineken Holding N.V.	1	52
Heineken N.V.	2	142
ING Groep N.V.	24	321
JDE Peet's N.V.	—	12
Koninklijke Ahold Delhaize N.V.	6	187
Koninklijke KPN N.V.	21	71
Koninklijke Philips N.V.	6	121
NN Group N.V.	2	60
NXP Semiconductors N.V.	2	340
Prosus N.V. - Class N	10	307
Randstad N.V.	1	50
Shell PLC - Class A	45	1,426
Universal Music Group N.V.	5	133
Wolters Kluwer N.V. - Class C	2	206
		5,972
Ireland 1.1%
Accenture Public Limited Company - Class A	4	1,294
Flutter Entertainment Public Limited Company (a)	1	196
James Hardie Industries Public Limited Company - CDI	3	80
Kerry Group Public Limited Company - Class A	1	91
Kingspan Group Public Limited Company	1	75
Linde Public Limited Company	3	1,227
Medtronic, Inc.	9	713
Seagate Technology Holdings Public Limited Company	1	91
Smurfit Kappa Funding Designated Activity Company	2	61
Steris Limited	1	151
		3,979
Sweden 0.9%
AB Sagax - Class B	1	21
Aktiebolaget Electrolux - Class B	—	2
Aktiebolaget Industrivarden - Class A	1	33
Aktiebolaget Industrivarden - Class C	1	31
Aktiebolaget SKF - Class B	3	42
Aktiebolaget Volvo - Class A	1	30
Aktiebolaget Volvo - Class B	11	222
Alfa Laval AB	2	70
Assa Abloy AB - Class B	7	150
Atlas Copco Aktiebolag - Class A	17	235
Atlas Copco Aktiebolag - Class B	11	125
Axfood AB (b)	1	16
Boliden AB (a)	2	55
Castellum Aktiebolag	3	30
Embracer Group AB - Class B (a)	6	12
Epiroc Aktiebolag - Class A	4	81
Epiroc Aktiebolag - Class B	3	43
EQT AB (e)	3	52
Essity Aktiebolag (publ) - Class B	4	90
Evolution AB (publ) (e)	1	138
Fastighets AB Balder - Class B (a)	5	20
G&L Beijer Ref AB - Class B (b)	2	18
Getinge AB - Class B	1	26
H & M Hennes & Mauritz AB - Class B	4	62
Hexagon Aktiebolag - Class B	15	128
Holmen Aktiebolag - Class B	1	24
Husqvarna Aktiebolag - Class B	3	22
Indutrade Aktiebolag	2	31
Investment Ab Latour - Class B	1	16
Investor Aktiebolag - Class A	4	74
Investor Aktiebolag - Class B	12	228
Kinnevik AB - Class B (a)	2	17
L E Lundbergforetagen Aktiebolag (publ) - Class B	1	22
Lifco AB (Publ) - Class B	1	24
NIBE Industrier AB - Class B	10	64
Nordnet AB	1	13
Saab AB - Class B	1	28
Sandvik Aktiebolag	7	137
Securitas AB - Class B	2	18
Skandinaviska Enskilda Banken AB - Class A	11	130
Skanska AB - Class B	3	45
SSAB AB - Class A	2	9
SSAB AB - Class B	4	23
Svenska Cellulosa Aktiebolaget SCA - Class B	4	52
Svenska Handelsbanken AB - Class A	11	98
Swedbank AB - Class A	7	121
Swedish Orphan Biovitrum AB (Publ) (a)	2	31
Tele2 AB - Class B	3	26
Telefonaktiebolaget LM Ericsson - Class B (b)	22	105
Telia Company AB	17	36
Trelleborg AB - Class B	2	41
Volvo Cars AB - Class B (a)	4	17
		3,184
Denmark 0.8%
A.P. Moller - Maersk A/S - Class A	—	37
A.P. Moller - Maersk A/S - Class B	—	52
Carlsberg A/S - Class B	1	64
Chr. Hansen Holding A/S	1	45
Coloplast A/S - Class B	1	89
Danske Bank A/S	4	97
Demant A/S (a)	1	29
DSV A/S	1	220
Genmab A/S (a)	—	159
Novo Nordisk A/S - Class B	22	1,975
Novozymes A/S - Class B	1	59
Orsted A/S (e)	1	69
Pandora A/S	1	67

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Tryg A/S	2	41
Vestas Wind Systems A/S (a)	7	146
		3,149
Spain 0.7%
Acciona,S.A.	—	18
ACS, Actividades de Construccion y Servicios, S.A.	1	53
AENA, S.M.E., S.A. (e)	—	72
Amadeus IT Holding, S.A. (e)	3	189
Banco Bilbao Vizcaya Argentaria, S.A.	40	323
Banco Santander, S.A.	112	426
CaixaBank, S.A.	26	103
Cellnex Telecom, S.A. (e)	4	148
Corporacion Acciona Energias Renovables, S.A. (b)	—	10
Endesa, S.A.	2	45
Iberdrola, Sociedad Anonima	37	417
Industria de Diseno Textil, S.A.	8	285
Naturgy Energy Group, S.A. (b)	1	29
Redeia Corporacion, S.A.	3	46
Repsol SA.	9	147
Telefonica, S.A.	38	156
		2,467
Italy 0.6%
A2a S.P.A.	11	19
Amplifon S.p.A	1	17
Assicurazioni Generali Societa' Per Azioni	7	142
Banca Mediolanum SpA	2	14
Banco BPM Societa' Per Azioni	10	49
Buzzi S.P.A.	—	1
Davide Campari-Milano N.V.	5	57
DiaSorin S.p.A.	—	14
Enel S.p.A	53	324
Eni S.p.A.	16	259
Ferrari N.V.	1	256
Finecobank Banca Fineco SPA	4	50
Hera S.p.A.	5	15
Infrastrutture Wireless Italiane S.p.A. (e)	2	26
Intesa Sanpaolo SPA	109	279
Leonardo S.p.A.	3	39
Mediobanca Banca di Credito Finanziario Societa' Per Azioni	5	66
Moncler S.p.A.	1	76
Nexi Spa (a)	5	32
Pirelli & C. S.p.A. (e)	3	14
Poste Italiane SPA (e)	3	33
Prysmian S.p.A.	2	78
Recordati Industria Chimica E Farmaceutica S.P.A. In Breve Recordati S.P.A.	1	36
Snam S.P.A.	14	65
Telecom Italia SPA (b)	79	25
Terna – Rete Elettrica Nazionale S.p.A.	9	68
UniCredit S.p.A.	12	297
UnipolSai Assicurazioni S.p.A.	3	7
		2,358
Hong Kong 0.6%
AIA Group Limited	76	617
Budweiser Brewing Company APAC Limited (e)	13	25
CK Asset Holdings Limited	13	71
CK Hutchison Holdings Limited	18	96
CK Infrastructure Holdings Limited	2	9
CLP Holdings Limited	11	85
DFI Retail Group Holding Limited (b)	2	5
ESR Group Limited (e)	18	25
Galaxy Entertainment Group Limited (a)	14	84
Hang Lung Properties Limited	14	20
Hang Seng Bank, Limited	5	58
Henderson Land Development Company Limited	9	24
HK Electric Investments Limited	16	9
HKT Trust	16	17
Hong Kong And China Gas Company Limited -The-	74	51
Hong Kong Exchanges and Clearing Limited	8	299
Jardine Matheson Holdings Limited	1	65
Link Real Estate Investment Trust	18	86
MTR Corporation Limited	11	43
New World Development Company Limited	9	18
Power Assets Holdings Limited	9	46
Sino Land Company Limited	26	29
Sun Hung Kai Properties Limited	10	112
Swire Pacific Limited - Class A	3	18
Swire Pacific Limited - Class B	10	11
Swire Properties Limited	8	17
Techtronic Industries Company Limited	9	92
The Wharf (Holdings) Limited (b)	9	22
WH Group Limited (e)	25	13
Wharf Real Estate Investment Company Limited	11	42
		2,109
Singapore 0.4%
Ascendas Real Estate Investment Trust	23	46
Capitaland Group Pte. Ltd.	33	45
Capitaland Investment Limited	17	38
City Developments Limited	4	17
DBS Group Holdings Ltd	13	309
Flex Ltd. (a)	3	91
Genting Singapore Limited	41	25
Great Eastern Holdings Limited	1	8
Jardine Cycle & Carriage Limited	1	16
Keppel Corporation Limited	9	45
Mapletree Commercial Trust Treasury Company Pte. Ltd. (e)	13	14
Olam Group Limited	7	6
Oversea-Chinese Banking Corporation Limited	25	234
Singapore Airlines Limited	9	41
Singapore Exchange Limited	6	43
Singapore Technologies Engineering Ltd	10	30
Singapore Telecommunications Limited	47	84
United Overseas Bank Limited	10	218
UOL Group Limited	3	14
Venture Corporation Limited	2	17
Wilmar International Limited	19	53
		1,394
Finland 0.3%
Elisa Oyj	1	45
Fortum Oyj (b)	3	34
Huhtamaki Oyj (b)	1	21
Kesko Oyj - Class A	1	12
Kesko Oyj - Class B	2	33
Kone Corporation - Class B	3	116
Metso Oyj	4	47
Neste Oyj (b)	3	101
Nokia Oyj	37	137
Nordea Bank Abp	24	262
Orion Oyj - Class A	—	8
Orion Oyj - Class B	1	30
Sampo Oyj - Class A	3	130
Stora Enso Oyj - Class R	4	51
UPM-Kymmene Oyj	4	124
Wartsila Oyj Abp	4	41
		1,192
Belgium 0.3%
Ackermans	—	23
Ageas SA/NV	1	54
Anheuser-Busch InBev	7	387
Azelis Group	1	15
D'Ieteren Group	—	23
Elia Group	—	29
Etablissementen Franz Colruyt	—	16
Groupe Bruxelles Lambert - Groep Brussel Lambert	1	52
KBC Groep	2	143
Sofina	—	20
Solvay	1	56
UCB	1	72
Umicore	1	31
Warehouses De Pauw	1	23
		944
Norway 0.2%
Aker ASA	—	10
Aker BP ASA	2	57
DNB Bank ASA	6	124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Equinor ASA	7	221
Gjensidige Forsikring ASA	1	21
Kongsberg Gruppen ASA	1	25
Mowi ASA	3	57
Norsk Hydro ASA	9	57
Orkla ASA	6	41
SalMar ASA	—	19
Schibsted ASA - Class A	—	10
Schibsted ASA - Class B	1	13
Storebrand ASA	3	26
Telenor ASA	5	52
TOMRA Systems ASA	1	15
Var Energi ASA	4	12
Yara International ASA	1	40
		800
Israel 0.1%
Azrieli Group Ltd.	—	13
Bank Hapoalim Ltd	9	76
Bank Leumi Le-Israel B.M.	10	82
Bezeq Israel Communications Company Ltd	14	19
Elbit Systems Ltd.	—	33
Icl Group Ltd	5	29
Israel Discount Bank Limited	8	41
Mizrahi-Tefahot Bank Ltd.	1	34
Nice Ltd (a)	—	77
Teva Pharmaceutical Industries Ltd (a)	8	77
		481
Brazil 0.1%
MercadoLibre S.R.L (a)	—	397
Bermuda 0.1%
Arch Capital Group Ltd. (a)	2	193
Autostore Holdings Ltd (a) (e)	2	3
Everest Re Group, Ltd.	—	104
		300
Austria 0.1%
Andritz AG	—	24
BAWAG Group AG (e)	—	22
Erste Group Bank AG	3	88
EVN AG	—	10
OMV Aktiengesellschaft	1	46
Raiffeisen Bank International AG	1	13
Telekom Austria Aktiengesellschaft	1	7
Verbund AG	1	46
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	—	10
voestalpine AG (b)	1	20
		286
Poland 0.1%
Allegro.eu (a) (e)	2	17
Bank Polska Kasa Opieki - Spolka Akcyjna	1	26
Dino Polska Spolka Akcyjna (a) (e)	—	25
ING Bank Slaski Spolka Akcyjna (a)	—	9
KGHM Polska Miedz Spolka Akcyjna	1	22
LPP Spolka Akcyjna	—	24
Orlen S A	4	53
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna (a)	6	44
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	4	34
Santander Bank Polska Spolka Akcyjna (a)	—	18
		272
New Zealand 0.1%
Auckland International Airport Limited	9	42
Contact Energy Limited	5	25
Fisher & Paykel Healthcare Corporation Limited	4	53
Mercury NZ Limited	4	16
Meridian Energy Limited	9	29
Spark New Zealand Limited	14	39
		204
Portugal 0.1%
EDP - Energias de Portugal, S.A.	20	82
EDP Renovaveis, S.A.	2	27
Galp Energia, SGPS, S.A.	3	49
Jeronimo Martins, SGPS, S.A.	2	41
		199
Luxembourg 0.0%
ArcelorMittal	3	72
Eurofins Scientific SE	1	51
Tenaris S.A.	2	38
		161
China 0.0%
Wuxi Biologics Cayman Inc (a) (e)	23	133
South Korea 0.0%
Coupang, Inc. - Class A (a)	7	122
Macau 0.0%
Sands China Ltd. (a)	16	48
Chile 0.0%
Antofagasta PLC	2	41
Mexico 0.0%
Fresnillo PLC	1	7
United Arab Emirates 0.0%
NMC Health PLC (d)	1	—
Total Common Stocks (cost $259,529)		363,205
PREFERRED STOCKS 0.5%
Switzerland 0.4%
Chocoladefabriken Lindt & Sprungli AG	—	33
Roche Holding AG	5	1,286
Schindler Holding AG	—	55
		1,374
Germany 0.1%
Bayerische Motoren Werke Aktiengesellschaft	—	33
Henkel AG & Co. KGaA (g)	1	64
Porsche Automobil Holding SE (g)	1	50
Sartorius Aktiengesellschaft	—	57
Volkswagen Aktiengesellschaft (g)	1	142
		346
Italy 0.0%
Telecom Italia SPA	39	12
Total Preferred Stocks (cost $1,804)		1,732
WARRANTS 0.0%
Canada 0.0%
Constellation Software Inc. (a) (d)	—	—
Total Warrants (cost $0)		—
SHORT TERM INVESTMENTS 1.0%
Investment Companies 0.7%
JNL Government Money Market Fund - Class I, 5.16% (c) (h)	2,644	2,644
Securities Lending Collateral 0.3%
JNL Government Money Market Fund - Class SL, 5.26% (c) (h)	1,122	1,122
Total Short Term Investments (cost $3,766)		3,766
Total Investments 99.9% (cost $265,099)		368,703
Other Derivative Instruments (0.0)%		(19)
Other Assets and Liabilities, Net 0.1%		227
Total Net Assets 100.0%		368,911

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $8 and 0.0% of the Fund.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

as of September 30, 2023.

JNL/Mellon World Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	7,040	22,551	26,947	116	—	—	2,644	0.7
JNL Government Money Market Fund, 5.26% - Class SL	—	10,590	9,468	9	—	—	1,122	0.3
JNL Securities Lending Collateral Fund - Institutional Class	401	11,517	11,918	29	—	—	—	—
Prudential Public Limited Company*	246	—	—	—	—	(53)	193	—
The Bank of New York Mellon Corporation	228	—	—	6	—	(14)	214	0.1
	7,915	44,658	48,333	160	—	(67)	4,173	1.1

*In the first half of 2023, Prudential Public Limited Company completed the disposal of its equity interest in Jackson Financial Inc.  Prior to this disposal, Prudential Public Limited Company held a minority interest in Jackson Financial Inc. and was considered an affiliate.

JNL/Mellon World Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	02/28/19	346	155	0.1
AENA, S.M.E., S.A.	09/22/17	89	72	—
Allegro.eu	06/18/21	38	17	—
Amadeus IT Holding, S.A.	09/22/17	206	189	0.1
Amundi	11/30/17	38	24	—
Autostore Holdings Ltd	12/17/21	7	3	—
BAWAG Group AG	04/23/21	24	22	—
Budweiser Brewing Company APAC Limited	10/15/19	48	25	—
Cellnex Telecom, S.A.	05/28/19	178	148	0.1
Convatec Group PLC	04/23/21	31	29	—
Covestro AG	09/22/17	116	66	—
Delivery Hero SE	05/31/18	96	36	—
Dino Polska Spolka Akcyjna	06/18/21	22	25	—
EQT AB	05/29/20	60	52	—
ESR Group Limited	11/30/20	56	25	—
Evolution AB (publ)	05/29/20	103	138	0.1
Infrastrutture Wireless Italiane S.p.A.	05/29/20	24	26	—
Mapletree Commercial Trust Treasury Company Pte. Ltd.	11/26/19	23	14	—
Orsted A/S	09/22/17	71	69	—
Pepco Group N.V.	03/22/22	7	3	—
Pirelli & C. S.p.A.	04/23/21	18	14	—
Poste Italiane SPA	09/22/17	23	33	—
Siemens Healthineers AG	06/18/21	112	100	—
TE Connectivity Ltd.	09/22/17	160	240	0.1
WH Group Limited	09/22/17	26	13	—
Worldline	09/22/17	101	45	—
Wuxi Biologics Cayman Inc	12/17/21	243	133	—
Zalando SE	09/22/17	89	34	—
		2,355	1,750	0.5

JNL/Mellon World Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	10	December 2023	EUR	431	3	(11)
FTSE 100 Index	2	December 2023	GBP	156	—	(3)
S&P 500 Index	13	December 2023		2,904	(7)	(93)
S&P/ASX 200 Index	1	December 2023	AUD	180	1	(2)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Mellon World Index Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P/TSX 60 Index	1	December 2023	CAD	243	(1)	(6)
TOPIX Index	2	December 2023	JPY	47,716	(2)	(8)
					(6)	(123)

JNL/Mellon World Index Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	RBC	12/20/23	AUD	198	128	—
CAD/USD	BCL	12/20/23	CAD	202	149	(1)
EUR/USD	BOA	12/20/23	EUR	559	593	(5)
GBP/USD	RBC	12/20/23	GBP	16	20	—
JPY/USD	RBC	12/20/23	JPY	63,295	429	(7)
					1,319	(13)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon World Index Fund
Assets - Securities
Common Stocks	264,037	99,140	28	363,205
Preferred Stocks	1,732	—	—	1,732
Warrants	—	—	—	—
Short Term Investments	3,766	—	—	3,766
	269,535	99,140	28	368,703
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(123)	—	—	(123)
Open Forward Foreign Currency Contracts	—	(13)	—	(13)
	(123)	(13)	—	(136)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 99.5%
Industrials 18.2%
Alaska Air Group, Inc. (a)	156	5,794
Avis Budget Group, Inc. (a)	21	3,816
Delta Air Lines, Inc.	275	10,161
Eaton Corporation Public Limited Company	90	19,135
Fortune Brands Innovations, Inc.	136	8,476
GFL Environmental Inc.	308	9,784
Howmet Aerospace Inc.	419	19,362
Ingersoll Rand Inc.	242	15,440
ITT Inc.	133	13,035
Johnson Controls International Public Limited Company	324	17,240
KBR, Inc.	386	22,776
Knight-Swift Transportation Holdings Inc. - Class A	160	8,016
L3Harris Technologies, Inc.	62	10,755
Leidos Holdings, Inc.	214	19,675
Masco Corporation	309	16,522
Norfolk Southern Corporation	50	9,871
PACCAR Inc	232	19,746
Quanta Services, Inc.	79	14,701
Regal Rexnord Corporation	109	15,529
Republic Services, Inc.	78	11,136
Sensata Technologies Holding PLC	270	10,210
Stanley Black & Decker, Inc.	120	10,066
Westinghouse Air Brake Technologies Corporation	187	19,864
XPO, Inc. (a)	223	16,647
		327,757
Financials 17.9%
American International Group, Inc.	223	13,494
Arthur J. Gallagher & Co.	108	24,696
Assurant, Inc.	142	20,386
Cboe Global Markets, Inc.	70	10,899
Cincinnati Financial Corporation	81	8,328
Columbia Banking System, Inc.	433	8,789
Corebridge Financial, Inc.	449	8,858
East West Bancorp, Inc.	134	7,073
Equitable Holdings, Inc.	635	18,014
Evercore Inc. - Class A	102	14,130
Everest Re Group, Ltd.	39	14,347
Global Payments Inc.	87	10,074
Invesco Ltd.	407	5,915
M&T Bank Corporation	131	16,582
Northern Trust Corporation	173	12,042
Prosperity Bancshares, Inc.	145	7,926
Raymond James Financial, Inc.	192	19,315
Regions Financial Corporation	664	11,413
SLM Corporation	797	10,861
State Street Corporation	86	5,746
The Hanover Insurance Group, Inc.	55	6,070
The Hartford Financial Services Group, Inc.	357	25,341
TPG Inc. - Class A	239	7,204
Voya Financial, Inc.	224	14,908
Willis Towers Watson Public Limited Company	76	15,952
Zions Bancorporation, National Association	132	4,609
		322,972
Consumer Discretionary 10.6%
Aptiv PLC (a)	90	8,842
Aramark	376	13,037
Brunswick Corporation	192	15,197
Hyatt Hotels Corporation - Class A	96	10,153
International Game Technology PLC	424	12,856
Lear Corporation	79	10,563
LKQ Corporation	447	22,130
Mattel, Inc. (a)	626	13,791
Newell Brands Inc.	850	7,678
PVH Corp.	140	10,683
Ross Stores, Inc.	105	11,854
Skechers U.S.A., Inc. - Class A (a)	265	12,989
The Wendy's Company	686	14,003
Toll Brothers, Inc.	306	22,668
V.F. Corporation	299	5,285
		191,729
Materials 9.4%
Ashland Inc.	144	11,723
Avery Dennison Corporation	68	12,491
Axalta Coating Systems Ltd. (a)	300	8,064
Berry Global Group, Inc.	230	14,269
Corteva, Inc.	318	16,281
Crown Holdings, Inc.	128	11,291
Dow Inc.	181	9,323
DuPont de Nemours, Inc.	251	18,696
Eastman Chemical Company	207	15,863
Graphic Packaging Holding Company	629	14,012
International Flavors & Fragrances Inc.	154	10,487
Legacy Vulcan Corp.	68	13,637
WestRock Company	378	13,538
		169,675
Energy 8.6%
Chesapeake Energy Corporation	159	13,681
Devon Energy Corporation	279	13,318
Diamondback Energy, Inc.	114	17,682
Halliburton Company	302	12,230
Hess Corporation	163	24,871
Pioneer Natural Resources Company	78	17,969
Plains GP Holdings, L.P. - Class A (a)	844	13,607
Targa Resources Corp.	194	16,606
TechnipFMC PLC	417	8,490
Valero Energy Corporation	112	15,843
		154,297
Information Technology 8.2%
Amdocs Limited	103	8,740
Check Point Software Technologies Ltd (a)	55	7,374
Corning Incorporated	368	11,199
Dun & Bradstreet Holdings, Inc.	575	5,740
Flex Ltd. (a)	663	17,888
Marvell Technology, Inc.	222	12,028
Motorola Solutions, Inc.	57	15,463
NXP Semiconductors N.V.	94	18,756
On Semiconductor Corporation (a)	172	15,945
Seagate Technology Holdings Public Limited Company	121	7,992
TE Connectivity Ltd. (b)	102	12,642
Verint Systems Inc. (a)	139	3,190
Zebra Technologies Corporation - Class A (a)	47	11,231
		148,188
Utilities 7.4%
Atmos Energy Corporation	67	7,065
CenterPoint Energy, Inc.	464	12,453
CMS Energy Corporation	246	13,078
Edison International	159	10,061
Eversource Energy	159	9,227
PG&E Corporation (a)	1,706	27,515
Pinnacle West Capital Corporation	188	13,847
Public Service Enterprise Group Incorporated	281	16,008
Sempra Energy	200	13,583
The AES Corporation	727	11,051
		133,888
Health Care 6.8%
Agilent Technologies, Inc.	79	8,860
AmerisourceBergen Corporation	117	21,120
Biogen Inc. (a)	29	7,330
Icon Public Limited Company (a)	49	11,983
Laboratory Corporation of America Holdings	47	9,372
Maravai LifeSciences Holdings, Inc. - Class A (a)	207	2,071
Organon & Co.	379	6,578
Revvity, Inc.	74	8,205
Steris Limited	53	11,542
Teleflex Incorporated	38	7,482
Universal Health Services, Inc. - Class B	123	15,482
Zimmer Biomet Holdings, Inc.	115	12,941
		122,966
Real Estate 6.8%
Brixmor Property Group Inc.	566	11,767

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Essex Property Trust, Inc.	57	12,031
Extra Space Storage Inc.	140	17,027
Host Hotels & Resorts, Inc.	636	10,221
Jones Lang LaSalle Incorporated (a)	58	8,205
Mid-America Apartment Communities, Inc.	48	6,231
Spirit Realty Capital, Inc.	209	7,019
STAG Industrial, Inc.	234	8,077
Sun Communities, Inc.	110	13,051
VICI Properties Inc.	609	17,715
W.P. Carey Inc.	193	10,432
		121,776
Consumer Staples 4.4%
Albertsons Companies, Inc. - Class A	492	11,194
Coca-Cola Europacific Partners PLC	214	13,394
Dollar General Corporation	84	8,893
Ingredion Incorporated	175	17,171
Kenvue Inc.	415	8,342
The J. M. Smucker Company	73	8,923
US Foods Holding Corp. (a)	279	11,073
		78,990
Communication Services 1.2%
Electronic Arts Inc.	81	9,791
Liberty Broadband Corporation - Series C (a)	119	10,881
		20,672
Total Common Stocks (cost $1,521,414)		1,792,910
PREFERRED STOCKS 0.4%
Consumer Staples 0.4%
Henkel AG & Co. KGaA (c)	111	7,904
Total Preferred Stocks (cost $9,786)		7,904
SHORT TERM INVESTMENTS 0.4%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	7,504	7,504
Total Short Term Investments (cost $7,504)		7,504
Total Investments 100.3% (cost $1,538,704)		1,808,318
Other Assets and Liabilities, Net (0.3)%		(5,288)
Total Net Assets 100.0%		1,803,030

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/MFS Mid Cap Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	32,194	203,798	228,488	741	—	—	7,504	0.4
JNL Government Money Market Fund, 5.26% - Class SL	—	16,721	16,721	24	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	182	40,454	40,636	9	—	—	—	—
	32,376	260,973	285,845	774	—	—	7,504	0.4

JNL/MFS Mid Cap Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/10/17	10,400	12,642	0.7

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	1,792,910	—	—	1,792,910
Preferred Stocks	7,904	—	—	7,904
Short Term Investments	7,504	—	—	7,504
	1,808,318	—	—	1,808,318

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Morningstar PitchBook Listed Private Equity Index Fund
COMMON STOCKS 90.1%
Financials 82.1%
3i Group plc	30	752
Alaris Royalty Corp. (a)	—	3
Antin Infrastructure Partners	6	77
Ares Management Corporation - Class A	3	321
Blackstone Inc. - Class A	10	1,015
Bridgepoint Group PLC (a)	89	210
Bure Equity AB	7	137
Chrysalis Investments Limited (b)	27	20
Compass Diversified Holdings	10	186
Creades AB (publ) - Class A	1	3
EQT AB (a)	21	411
Eurazeo	3	182
GCM Grosvenor Inc. - Class A	—	3
Gimv	3	126
Hamilton Lane Incorporated - Class A	2	219
Intermediate Capital Group PLC	23	380
IP Group PLC	127	83
JAFCO Group Co., Ltd.	10	105
K.K.R. Co., Inc. - Class A	16	1,008
Kinnevik AB - Class B (b)	8	80
MA Financial Group Limited	22	68
Molten Ventures PLC (b)	10	27
Monroe Capital Corporation	6	42
Mutares SE & Co. KGaA	3	96
ONEX Corporation	5	303
Partners Group Holding AG	1	648
Patria Investments Ltd - Class A	9	132
Polar Capital Holdings PLC	14	79
Ratos AB - Class B	48	144
SBI Holdings, Inc.	10	216
Stellus Capital Investment Corporation	3	44
StepStone Group Inc. - Class A	5	142
T. Rowe Price Group, Inc.	3	360
The Carlyle Group, Inc.	12	370
TPG Inc. - Class A	4	114
VNV Global AB (publ) (b)	2	3
Wendel	2	179
		8,288
Industrials 4.0%
Ackermans	1	195
Investment Ab Latour - Class B	12	208
		403
Real Estate 1.7%
DigitalBridge Group, Inc. - Class A	10	166
Health Care 1.2%
Puretech Health PLC (b)	54	119
Communication Services 0.9%
Stagwell, Inc. - Class A (b)	20	95
Consumer Discretionary 0.2%
BEENOS Inc.	2	19
Total Common Stocks (cost $9,182)		9,090
INVESTMENT COMPANIES 9.6%
3I Infrastructure PLC	45	169
Caledonia Investments PLC	2	73
HBM Healthcare Investments AG	—	1
HgCapital Trust PLC	43	204
ICG Enterprise Trust PLC	8	120
NB Private Equity Partners Limited	2	43
Pantheon International PLC	41	145
Princess Private Equity Holding Limited	11	121
RIT Capital Partners PLC	1	27
Syncona Limited	49	70
Total Investment Companies (cost $1,007)		973
Total Investments 99.7% (cost $10,189)		10,063
Other Assets and Liabilities, Net 0.3%		31
Total Net Assets 100.0%		10,094

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	—	3,024	3,024	1	—	—	—	—
JNL Government Money Market Fund, 5.26% - Class SL	—	6	6	—	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	3	3	—	—	—	—	—
	—	3,033	3,033	1	—	—	—	—

JNL/Morningstar PitchBook Listed Private Equity Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alaris Royalty Corp.	08/01/23	4	3	—
Bridgepoint Group PLC	12/16/22	221	210	2.1
EQT AB	10/27/21	577	411	4.1
		802	624	6.2

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Assets - Securities
Common Stocks
Financials	4,262	4,026	—	8,288
Industrials	—	403	—	403
Real Estate	166	—	—	166
Health Care	—	119	—	119
Communication Services	95	—	—	95
Consumer Discretionary	—	19	—	19
Investment Companies	—	973	—	973
	4,523	5,540	—	10,063

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Morningstar U.S. Sustainability Index Fund
COMMON STOCKS 99.4%
Information Technology 29.1%
Accenture Public Limited Company - Class A	9	2,823
Adobe Inc. (a)	7	3,387
ANSYS, Inc. (a)	1	378
Apple Inc.	63	10,733
Applied Materials, Inc.	12	1,692
Cadence Design Systems, Inc. (a)	4	926
CDW Corp.	2	398
Cisco Systems, Inc.	59	3,195
Cognex Corporation	2	104
Dell Technologies Inc. - Class C	4	258
Flex Ltd. (a)	6	167
Hewlett Packard Enterprise Company	19	323
HP, Inc.	13	328
International Business Machines Corporation	13	1,863
Keysight Technologies, Inc. (a)	3	346
Lam Research Corporation	2	1,215
Microsoft Corporation	86	27,305
Motorola Solutions, Inc.	2	658
NVIDIA Corporation	36	15,674
Palo Alto Networks, Inc. (a)	4	1,044
Salesforce, Inc. (a)	14	2,877
Seagate Technology Holdings Public Limited Company	3	189
Synopsys, Inc. (a)	2	1,017
TE Connectivity Ltd. (b)	5	566
Trimble Inc. (a)	4	196
Twilio Inc. - Class A (a)	3	155
VMware, Inc. - Class A (a)	3	532
Western Digital Corporation (a)	5	210
Zebra Technologies Corporation - Class A (a)	1	179
		78,738
Health Care 14.7%
Agilent Technologies, Inc.	4	484
Align Technology, Inc. (a)	1	318
AmerisourceBergen Corporation	2	433
Amgen Inc.	8	2,094
Avantor, Inc. (a)	10	208
Biogen Inc. (a)	2	539
BioMarin Pharmaceutical Inc. (a)	3	244
Bio-Rad Laboratories, Inc. - Class A (a)	—	109
Bio-Techne Corporation	2	158
Bristol-Myers Squibb Company	30	1,765
Bruker Corporation	1	91
Cardinal Health, Inc.	4	323
Centene Corporation (a)	8	541
Charles River Laboratories International, Inc. (a)	1	150
Chemed Corporation	—	116
CVS Health Corporation	19	1,305
Danaher Corporation	10	2,372
DaVita Inc. (a)	1	74
Dentsply Sirona Inc.	3	102
Edwards Lifesciences Corporation (a)	9	617
Elevance Health, Inc.	3	1,499
Gilead Sciences, Inc.	18	1,360
Henry Schein, Inc. (a)	2	144
Humana Inc.	2	876
IDEXX Laboratories, Inc. (a)	1	531
Illumina, Inc. (a)	2	318
Intuitive Surgical, Inc. (a)	5	1,495
IQVIA Holdings Inc (a)	3	520
Jazz Pharmaceuticals Public Limited Company (a)	1	121
Laboratory Corporation of America Holdings	1	264
McKesson Corporation	2	855
Medtronic, Inc.	19	1,516
Merck & Co., Inc.	10	996
Mettler-Toledo International Inc. (a)	—	351
Penumbra, Inc. (a)	1	138
Quest Diagnostics Incorporated	2	202
Regeneron Pharmaceuticals, Inc. (a)	2	1,280
Repligen Corporation (a)	1	120
ResMed Inc.	2	319
Revvity, Inc.	2	205
The Cigna Group	4	1,234
The Cooper Companies, Inc.	1	232
Thermo Fisher Scientific Inc.	6	2,855
UnitedHealth Group Incorporated	13	6,814
Veeva Systems Inc. - Class A (a)	2	434
Vertex Pharmaceuticals Incorporated (a)	4	1,312
Waters Corporation (a)	1	241
West Pharmaceutical Services, Inc.	1	400
Zoetis Inc. - Class A	7	1,164
		39,839
Financials 14.4%
AFLAC Incorporated	8	605
American Express Company	8	1,262
Aon Global Limited - Class A	3	960
Arthur J. Gallagher & Co.	3	718
Berkshire Hathaway Inc. - Class B (a)	27	9,318
BlackRock, Inc.	2	1,320
Brown & Brown, Inc.	3	241
Capital One Financial Corporation	6	537
CME Group Inc. - Class A	5	1,052
Discover Financial Services	4	311
Everest Re Group, Ltd.	1	235
FactSet Research Systems Inc.	1	246
Fifth Third Bancorp	10	254
Franklin Resources, Inc.	4	103
Global Payments Inc.	4	434
Globe Life Inc.	1	130
Huntington Bancshares Incorporated	21	223
Intercontinental Exchange, Inc.	8	916
Invesco Ltd.	7	97
Loews Corporation	3	169
MarketAxess Holdings Inc.	1	116
Marsh & Mclennan Companies, Inc.	7	1,369
MetLife, Inc.	9	578
Moody's Corporation	2	737
Morgan Stanley	19	1,515
MSCI Inc. - Class A	1	589
Nasdaq, Inc.	5	242
PayPal Holdings, Inc. (a)	16	933
Principal Financial Group, Inc.	3	239
Prudential Financial, Inc.	5	501
Regions Financial Corporation	14	238
S&P Global Inc.	5	1,730
SEI Investments Company	1	86
State Street Corporation	5	307
Synchrony Financial	6	194
T. Rowe Price Group, Inc.	3	347
The Allstate Corporation	4	428
The Bank of New York Mellon Corporation (c)	11	477
The Carlyle Group, Inc.	3	100
The Hartford Financial Services Group, Inc.	4	311
The PNC Financial Services Group, Inc.	6	713
The Progressive Corporation	9	1,191
The Travelers Companies, Inc.	3	546
Truist Financial Corporation	20	559
Unum Group	3	134
Visa Inc. - Class A	23	5,394
Willis Towers Watson Public Limited Company	2	322
		39,027
Consumer Discretionary 11.0%
Advance Auto Parts, Inc.	1	46
Airbnb, Inc. - Class A (a)	6	852
Aptiv PLC (a)	4	406
AutoZone, Inc. (a)	—	671
Bath & Body Works, Inc.	3	112
Best Buy Co., Inc.	3	198
Booking Holdings Inc. (a)	1	1,616
BorgWarner Inc.	3	134
Burlington Stores, Inc. (a)	1	127
CarMax, Inc. (a)	2	161
Carnival Corporation (a)	15	205
Chipotle Mexican Grill, Inc. (a)	—	736

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
D.R. Horton, Inc.	4	475
Darden Restaurants, Inc.	2	258
Deckers Outdoor Corporation (a)	—	199
Dick's Sporting Goods, Inc. (d)	1	102
Doordash, Inc. - Class A (a)	4	344
eBay Inc.	8	347
ETSY, Inc. (a)	2	119
Expedia Group, Inc. (a)	2	211
Five Below, Inc. (a)	1	134
Floor & Decor Holdings, Inc. - Class A (a)	2	142
Genuine Parts Company	2	298
Hasbro, Inc.	2	124
Hilton Worldwide Holdings Inc.	4	569
Las Vegas Sands Corp.	5	223
Lear Corporation	1	117
Lennar Corporation - Class A	4	413
Lennar Corporation - Class B	—	25
LKQ Corporation	4	192
Lowe`s Companies, Inc.	9	1,774
Lucid Group, Inc. (a) (d)	11	64
Lululemon Athletica Canada Inc. (a)	2	647
Marriott International, Inc. - Class A	4	714
McDonald's Corporation	11	2,795
MercadoLibre S.R.L (a)	1	855
NIKE, Inc. - Class B	18	1,709
NVR, Inc. (a)	—	286
O'Reilly Automotive, Inc. (a)	1	811
Penske Automotive Group, Inc.	—	42
Pool Corporation	1	206
PulteGroup, Inc.	3	229
Ross Stores, Inc.	5	558
Royal Caribbean Cruises Ltd.	3	314
Service Corporation International	2	129
Starbucks Corporation	17	1,523
Tapestry, Inc.	3	98
The Home Depot, Inc.	15	4,428
The TJX Companies, Inc.	17	1,490
Tractor Supply Company	2	310
Ulta Beauty, Inc. (a)	1	292
V.F. Corporation	5	86
Whirlpool Corporation	1	111
Williams-Sonoma, Inc. (d)	1	152
Yum! Brands, Inc.	4	512
		29,691
Industrials 9.0%
AGCO Corporation	1	107
Allegion Public Limited Company	1	137
Automatic Data Processing, Inc.	6	1,443
Avis Budget Group, Inc. (a)	—	44
Booz Allen Hamilton Holding Corporation - Class A	2	212
C.H. Robinson Worldwide, Inc.	2	147
Carlisle Companies Incorporated	1	186
Carrier Global Corporation	12	674
Cintas Corporation	1	608
Copart, Inc. (a)	13	542
CSX Corporation	29	901
Cummins Inc.	2	475
Deere & Company	4	1,498
Delta Air Lines, Inc.	9	349
Eaton Corporation Public Limited Company	6	1,248
Emerson Electric Co.	8	807
Expeditors International of Washington, Inc.	2	238
Fastenal Company	8	454
FedEx Corporation	3	893
Ferguson Holdings Limited	3	493
Illinois Tool Works Inc.	4	925
Ingersoll Rand Inc.	6	379
J.B. Hunt Transport Services, Inc.	1	221
Johnson Controls International Public Limited Company	10	523
Knight-Swift Transportation Holdings Inc. - Class A	2	120
Lennox International Inc.	—	171
Masco Corporation	3	176
Norfolk Southern Corporation	3	652
Old Dominion Freight Line, Inc.	1	537
Otis Worldwide Corporation	6	482
Owens Corning	1	183
Paychex, Inc.	5	542
Republic Services, Inc.	3	430
Robert Half Inc.	2	116
Rockwell Automation, Inc.	2	482
Rollins, Inc.	4	153
Tetra Tech, Inc.	1	118
The Toro Company	2	127
Trane Technologies Public Limited Company	3	678
TransUnion	3	193
U-Haul Holding Company (a)	—	6
Union Pacific Corporation	9	1,817
United Parcel Service, Inc. - Class B	11	1,645
United Rentals, Inc.	1	445
Verisk Analytics, Inc.	2	498
Waste Management, Inc.	5	817
Watsco, Inc.	—	186
Xylem Inc.	3	320
		24,398
Communication Services 5.7%
AT&T Inc.	104	1,565
Comcast Corporation - Class A	60	2,658
Electronic Arts Inc.	4	431
Former Charter Communications Parent, Inc. - Class A (a)	1	650
Fox Corporation - Class A	3	107
Fox Corporation - Class B	2	55
Liberty Broadband Corporation - Series A (a)	—	19
Liberty Broadband Corporation - Series C (a)	2	158
Liberty Media Corporation - Series A (a)	1	19
Liberty Media Corporation - Series A (a)	—	19
Liberty Media Corporation - Series C (a)	3	189
Liberty Media Corporation - Series C (a)	2	61
Match Group, Inc. (a)	4	159
Netflix, Inc. (a)	6	2,437
News Corporation - Class A	6	112
News Corporation - Class B	2	33
Omnicom Group Inc.	3	213
Paramount Global - Class B (d)	7	88
Pinterest, Inc. - Class A (a)	8	228
Roblox Corporation - Class A (a)	7	201
Sirius XM Holdings Inc. (d)	10	44
Snap Inc. - Class A (a)	15	130
Take-Two Interactive Software, Inc. (a)	2	327
The Interpublic Group of Companies, Inc.	6	166
The Walt Disney Company (a)	27	2,171
T-Mobile USA, Inc.	8	1,057
Verizon Communications Inc.	61	1,985
		15,282
Consumer Staples 5.0%
Brown-Forman Corporation - Class A	1	43
Brown-Forman Corporation - Class B	3	147
Campbell Soup Company	3	118
Church & Dwight Co., Inc.	4	328
Colgate-Palmolive Company	12	854
Constellation Brands, Inc. - Class A	2	594
Costco Wholesale Corporation	6	3,651
Darling Ingredients Inc. (a)	2	126
Dollar General Corporation	3	338
Dollar Tree, Inc. (a)	3	326
General Mills, Inc.	8	541
Kimberly-Clark Corporation	5	599
Molson Coors Beverage Company - Class B	3	176
PepsiCo, Inc.	20	3,403
Performance Food Group Company (a)	2	138
Sysco Corporation	7	492
Target Corporation	7	740
The Clorox Company	2	237
The Kroger Co.	10	433
US Foods Holding Corp. (a)	3	129
Walgreens Boots Alliance, Inc.	11	235
		13,648

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Real Estate 4.6%
Alexandria Real Estate Equities, Inc.	2	225
American Homes 4 Rent - Class A	5	158
American Tower Corporation	7	1,121
AvalonBay Communities, Inc.	2	351
Boston Properties, Inc.	2	129
Camden Property Trust	2	152
CBRE Group, Inc. - Class A (a)	4	333
Crown Castle Inc.	6	585
Digital Realty Trust, Inc.	4	532
Equinix, Inc.	1	988
Equity Lifestyle Properties, Inc.	3	167
Equity Residential	5	295
Essex Property Trust, Inc.	1	202
Extra Space Storage Inc.	3	377
Federal Realty Investment Trust	1	94
Healthpeak OP, LLC	8	145
Host Hotels & Resorts, Inc.	10	163
Iron Mountain Incorporated	4	252
KRC Interim Corp.	9	157
Lamar Advertising Company - Class A	1	111
Mid-America Apartment Communities, Inc.	2	214
ProLogis Inc.	13	1,512
Public Storage Operating Company	2	611
Realty Income Corporation	10	516
Regency Centers Corporation	2	146
Rexford Industrial Realty, Inc.	3	142
SBA Communications Corporation - Class A	2	319
Simon Property Group, Inc.	5	516
UDR, Inc.	5	161
Ventas, Inc.	6	247
VICI Properties Inc.	7	212
W.P. Carey Inc.	3	169
Welltower OP LLC	8	621
Weyerhaeuser Company	11	328
Zillow Group, Inc. - Class A (a)	1	39
Zillow Group, Inc. - Class C (a)	2	106
		12,396
Energy 3.0%
Baker Hughes Company - Class A	15	520
Cheniere Energy, Inc.	4	591
Halliburton Company	13	528
Hess Corporation	4	620
HF Sinclair Corporation	2	119
Kinder Morgan, Inc.	29	474
Marathon Petroleum Corporation	6	878
ONEOK, Inc.	8	538
Phillips 66	6	777
Schlumberger Limited	21	1,208
Targa Resources Corp.	3	270
Texas Pacific Land Corporation	—	164
The Williams Companies, Inc.	18	604
Valero Energy Corporation	5	728
		8,019
Materials 1.7%
Air Products and Chemicals, Inc.	3	921
Amcor Pty Ltd	22	200
Avery Dennison Corporation	1	213
Ball Corporation	5	232
Crown Holdings, Inc.	2	157
Eastman Chemical Company	2	133
Ecolab Inc.	4	624
International Flavors & Fragrances Inc.	4	256
LyondellBasell Industries N.V. - Class A	4	352
Newmont Corporation	12	430
Packaging Corporation of America	1	201
PPG Industries, Inc.	3	447
Reliance Steel & Aluminum Co.	1	226
Royal Gold, Inc.	1	98
WestRock Company	4	128
		4,618
Utilities 1.2%
Alliant Energy Corporation	4	176
American Water Works Company, Inc.	3	354
AVANGRID, Inc.	1	30
CMS Energy Corporation	4	228
Consolidated Edison, Inc.	5	434
Eversource Energy	5	296
Exelon Corporation	15	556
NextEra Energy, Inc.	1	42
Sempra Energy	9	625
Xcel Energy Inc.	8	458
		3,199
Total Common Stocks (cost $272,322)		268,855
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.4%
JNL Government Money Market Fund - Class I, 5.16% (c) (e)	996	996
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.26% (c) (e)	333	333
Total Short Term Investments (cost $1,329)		1,329
Total Investments 99.9% (cost $273,651)		270,184
Other Derivative Instruments (0.0)%		(4)
Other Assets and Liabilities, Net 0.1%		182
Total Net Assets 100.0%		270,362

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) All or a portion of the security was on loan as of September 30, 2023.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Morningstar U.S. Sustainability Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	—	50,561	49,565	37	—	—	996	0.4
JNL Government Money Market Fund, 5.26% - Class SL	—	1,743	1,410	1	—	—	333	0.1
JNL Securities Lending Collateral Fund - Institutional Class	66	1,120	1,186	3	—	—	—	—
The Bank of New York Mellon Corporation	—	513	13	4	—	(23)	477	0.2
	66	53,937	52,174	45	—	(23)	1,806	0.7

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Morningstar U.S. Sustainability Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/26/20	642	566	0.2

JNL/Morningstar U.S. Sustainability Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	6	December 2023	1,355	(4)	(58)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar U.S. Sustainability Index Fund
Assets - Securities
Common Stocks	268,855	—	—	268,855
Short Term Investments	1,329	—	—	1,329
	270,184	—	—	270,184
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(58)	—	—	(58)
	(58)	—	—	(58)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.0%
Health Care 19.8%
Agilent Technologies, Inc.	266	29,802
Amgen Inc.	70	18,890
Biogen Inc. (a)	114	29,323
Gilead Sciences, Inc.	418	31,297
Medtronic, Inc.	374	29,280
Pfizer Inc.	870	28,855
Veeva Systems Inc. - Class A (a)	150	30,464
Waters Corporation (a)	59	16,294
Zimmer Biomet Holdings, Inc.	235	26,402
		240,607
Financials 19.0%
Bank of America Corporation	546	14,950
Berkshire Hathaway Inc. - Class B (a)	47	16,335
BlackRock, Inc.	23	14,812
Intercontinental Exchange, Inc.	283	31,149
MarketAxess Holdings Inc.	130	27,764
The Bank of New York Mellon Corporation (b)	359	15,298
The Charles Schwab Corporation	571	31,357
Tradeweb Markets Inc. - Class A	226	18,092
U.S. Bancorp	919	30,386
Wells Fargo & Company	768	31,383
		231,526
Industrials 15.6%
3M Company	302	28,249
Allegion Public Limited Company	284	29,561
Emerson Electric Co.	180	17,345
Equifax Inc.	147	26,892
Honeywell International Inc.	86	15,925
Masco Corporation	559	29,888
RTX Corporation	191	13,742
TransUnion	401	28,777
		190,379
Information Technology 15.3%
Fortinet, Inc. (a)	255	14,997
Guidewire Software, Inc. (a)	219	19,672
Keysight Technologies, Inc. (a)	119	15,707
Microchip Technology Incorporated	197	15,351
Microsoft Corporation	48	15,123
Roper Technologies, Inc.	32	15,596
Salesforce, Inc. (a)	146	29,521
Teradyne, Inc.	295	29,605
Tyler Technologies, Inc. (a)	81	31,314
		186,886
Consumer Discretionary 8.3%
Amazon.com, Inc. (a)	118	14,973
Domino's Pizza, Inc.	48	18,344
ETSY, Inc. (a)	386	24,952
NIKE, Inc. - Class B	298	28,538
Polaris Inc.	132	13,790
		100,597
Communication Services 7.8%
Alphabet Inc. - Class A (a)	248	32,422
Comcast Corporation - Class A	735	32,603
The Walt Disney Company (a)	370	30,018
		95,043
Materials 7.3%
Corteva, Inc.	594	30,406
Ecolab Inc.	175	29,614
International Flavors & Fragrances Inc.	420	28,667
		88,687
Consumer Staples 5.9%
Campbell Soup Company	388	15,932
Kellogg Company	508	30,226
The Estee Lauder Companies Inc. - Class A	181	26,237
		72,395
Total Common Stocks (cost $1,242,476)		1,206,120
SHORT TERM INVESTMENTS 1.0%
Investment Companies 1.0%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	12,454	12,454
Total Short Term Investments (cost $12,454)		12,454
Total Investments 100.0% (cost $1,254,930)		1,218,574
Other Derivative Instruments (0.0)%		(42)
Other Assets and Liabilities, Net (0.0)%		(362)
Total Net Assets 100.0%		1,218,170

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Morningstar Wide Moat Index Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	3,984	286,713	278,243	347	—	—	12,454	1.0
The Bank of New York Mellon Corporation	—	16,119	105	141	2	(718)	15,298	1.3
	3,984	302,832	278,348	488	2	(718)	27,752	2.3

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	59	December 2023	13,164	(42)	(404)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	1,206,120	—	—	1,206,120
Short Term Investments	12,454	—	—	12,454
	1,218,574	—	—	1,218,574
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(404)	—	—	(404)
	(404)	—	—	(404)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Commodity Strategy Fund
CORPORATE BONDS AND NOTES 64.5%
Financials 32.8%
American Express Company
6.25%, (SOFR + 0.93%), 03/04/25 (a)	4,165	4,177
Bank of America Corporation
6.42%, (SOFR + 1.10%), 04/25/25 (a)	4,220	4,243
Capital One Financial Corporation
6.67%, (SOFR + 1.35%), 05/09/25 (a)	3,173	3,166
Caterpillar Financial Services Corporation
5.58%, (SOFR + 0.27%), 09/13/24 (a)	2,696	2,695
Citigroup Inc.
6.84%, (SOFR + 1.53%), 03/17/26 (a)	4,665	4,707
John Deere Capital Corporation
5.47%, (SOFR + 0.20%), 10/11/24 (a)	2,397	2,394
JPMorgan Chase & Co.
5.89%, (SOFR + 0.58%), 06/23/25 (a)	4,295	4,284
Morgan Stanley
5.94%, (SOFR + 0.63%), 01/24/25 (a)	4,250	4,240
National Rural Utilities Cooperative Finance Corporation
5.62%, (SOFR + 0.33%), 10/18/24 (a)	3,950	3,942
Protective Life Global Funding
6.36%, (SOFR + 1.05%), 12/11/24 (a) (b)	1,025	1,029
6.29%, (SOFR + 0.98%), 03/28/25 (a) (b)	2,085	2,090
Royal Bank of Canada
5.74%, (SOFR + 0.44%), 01/21/25 (a) (c)	1,705	1,696
The Bank of New York Mellon Corporation
5.51%, (SOFR + 0.20%), 10/25/24 (a)	2,373	2,365
The Goldman Sachs Group, Inc.
7.27%, (3 Month Term SOFR + 1.86%), 11/29/23 (a) (d)	4,235	4,244
Toyota Motor Credit Corporation
5.97%, (SOFR + 0.65%), 12/29/23 (a)	1,585	1,586
5.93%, (SOFR + 0.62%), 03/22/24 (a)	1,660	1,661
Truist Financial Corporation
5.71%, (SOFR + 0.40%), 06/09/25 (a)	3,679	3,597
U.S. Bancorp
2.40%, 07/30/24	2,675	2,599
Wells Fargo & Company
3.75%, 01/24/24	4,261	4,232
		58,947
Health Care 7.1%
AbbVie Inc.
3.85%, 06/15/24	2,415	2,380
Amgen Inc.
3.63%, 05/22/24	1,980	1,953
Baxter International Inc.
5.58%, (SOFR + 0.26%), 12/01/23 (a)	1,585	1,582
5.76%, (SOFR + 0.44%), 11/29/24 (a)	1,595	1,585
Bristol-Myers Squibb Company
2.90%, 07/26/24	2,190	2,140
Roche Holdings, Inc.
5.87%, (SOFR + 0.56%), 03/10/25 (a) (b)	3,150	3,154
		12,794
Consumer Discretionary 5.2%
General Motors Financial Company, Inc.
1.05%, 03/08/24	1,157	1,132
1.20%, 10/15/24	1,100	1,046
Mercedes-Benz Finance North America LLC
6.24%, (SOFR + 0.93%), 03/30/25 (a) (b)	1,187	1,194
Starbucks Corporation
5.74%, (SOFR + 0.42%), 02/14/24 (a)	2,360	2,361
Volkswagen Group of America, Inc.
6.26%, (SOFR + 0.95%), 06/07/24 (a) (b)	3,550	3,554
		9,287
Energy 5.1%
Enbridge Inc.
5.95%, (SOFR + 0.63%), 02/16/24 (a)	1,370	1,370
Enterprise Products Operating LLC
3.90%, 02/15/24	3,955	3,925
Shell International Finance B.V.
6.03%, (3 Month Term SOFR + 0.66%), 11/13/23 (a) (d)	3,935	3,936
		9,231
Information Technology 3.8%
Analog Devices, Inc.
5.51%, (SOFR + 0.25%), 10/01/24 (a)	3,175	3,173
Microsoft Corporation
2.88%, 02/06/24	1,150	1,139
Oracle Corporation
3.40%, 07/08/24	2,470	2,424
		6,736
Communication Services 3.1%
AT&T Inc.
0.90%, 03/25/24	4,094	3,998
Sky Limited
3.75%, 09/16/24 (b)	1,640	1,608
		5,606
Utilities 2.8%
Florida Power & Light Company
5.66%, 01/12/24 (a)	870	870
Mississippi Power Company
5.61%, (SOFR + 0.30%), 06/28/24 (a)	1,000	998
NextEra Energy Capital Holdings, Inc.
5.73%, (SOFR + 0.40%), 11/03/23 (a)	3,144	3,140
		5,008
Consumer Staples 2.1%
PepsiCo, Inc.
5.72%, (SOFR + 0.40%), 02/13/26 (a)	3,840	3,850
Industrials 1.8%
Siemens Financieringsmaatschappij N.V.
5.74%, (SOFR + 0.43%), 03/11/24 (a) (b)	3,165	3,167
Real Estate 0.7%
Simon Property Group, L.P.
3.75%, 02/01/24	1,200	1,191
Total Corporate Bonds And Notes (cost $115,693)		115,817
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 18.2%
Ally Auto Receivables Trust 2022-1
Series 2022-A2-1, 2.67%, 11/15/23	367	366
Ally Auto Receivables Trust 2023-1
Series 2023-A2-1, 5.76%, 03/17/25	1,552	1,554
Bank of America Auto Trust 2023-1
Series 2023-A2-1A, 5.83%, 05/15/26	1,267	1,269
BMW Vehicle Owner Trust 2022-A
Series 2022-A2A-A, REMIC, 2.52%, 10/25/23	291	290
BMW Vehicle Owner Trust 2023-A
Series 2023-A2A-A, 5.72%, 01/27/25	1,314	1,315
Capital One Prime Auto Receivables Trust 2022-1
Series 2022-A2-1, 2.71%, 06/16/25	594	590
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	693	668
Citizens Auto Receivables Trust 2023-1
Series 2023-A2A-1, 6.13%, 01/15/25	1,790	1,795
Citizens Auto Receivables Trust 2023-2
Series 2023-A2A-2, 6.09%, 04/15/25	1,493	1,497
Daimler Trucks Retail Trust 2023-1
Series 2023-A2-1, 6.03%, 01/15/25	834	836
DLLAA 2023-1 LLC
Series 2023-A2-1A, 5.93%, 07/20/26	289	290
DLLAD 2023-1 LLC
Series 2023-A2-1A, 5.19%, 04/20/26	604	600
Fifth Third Auto Trust 2023-1
Series 2023-A2A-1, 5.80%, 11/16/26	1,335	1,335
Ford Credit Auto Owner Trust 2022-B
Series 2022-A2A-B, 3.44%, 02/15/25	808	806
GECU Auto Receivables Trust 2023-1
Series 2023-A2-1A, 5.95%, 03/15/27	352	352
GM Financial Automobile Leasing Trust 2022-2
Series 2022-A2-2, REMIC, 2.93%, 10/21/24	347	346
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-A2-2, 2.52%, 05/16/25	35	34

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
GM Financial Consumer Automobile Receivables Trust 2023-3
Series 2023-A2A-3, 5.74%, 04/16/25	1,497	1,500
Harley-Davidson Motorcycle Trust 2023-B
Series 2023-A2-B, 5.92%, 06/16/25	834	828
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	535	536
Hyundai Auto Lease Securitization Trust 2022-B
Series 2022-A2A-B, REMIC, 2.75%, 12/15/23	252	252
Hyundai Auto Lease Securitization Trust 2023-A
Series 2023-A2A-A, 5.20%, 07/15/24	1,033	1,031
Hyundai Auto Receivables Trust 2023-B
Series 2023-A2A-B, 5.77%, 05/15/26	1,159	1,160
Mercedes-Benz Auto Receivables Trust 2022-1
Series 2022-A2-1, 5.26%, 06/17/24	1,007	1,005
Mercedes-Benz Auto Receivables Trust 2023-1
Series 2023-A2-1, 5.09%, 01/15/26	2,352	2,345
Nissan Auto Lease Trust 2022-A
Series 2022-A2A-A, REMIC, 3.45%, 11/15/23	300	300
Nissan Auto Lease Trust 2023-A
Series 2023-A2A-A, 5.10%, 03/17/25	1,867	1,862
Nissan Auto Lease Trust 2023-B
Series 2023-A2A-B, 5.74%, 11/15/24	793	794
Santander Retail Auto Lease Trust 2022-A
Series 2022-A2-A, 0.97%, 02/20/24	94	93
Tesla Auto Lease Trust 2023-B
Series 2023-A2-B, 6.02%, 02/20/25	558	559
Toyota Auto Receivables 2023-A Owner Trust
Series 2023-A2-A, 5.05%, 01/15/26	1,201	1,197
Trillium Credit Card Trust II
Series 2021-A-2A, 5.53%, (SOFR 30-Day Average + 0.22%), 10/26/23 (a)	1,600	1,600
USAA Auto Owner Trust 2023-A
Series 2023-A2-A, 5.83%, 02/15/25	1,149	1,150
Verizon Owner Trust 2020-C
Series 2020-A-C, 0.41%, 12/20/23	159	159
Volkswagen Auto Lease Trust 2022-A
Series 2022-A2-A, 3.02%, 01/20/24	984	982
World Omni Auto Receivables Trust 2020-C
Series 2020-A3-C, 0.48%, 11/17/25	715	702
World Omni Auto Receivables Trust 2022-B
Series 2022-A2A-B, 2.77%, 10/15/25	771	765
Total Non-U.S. Government Agency Asset-Backed Securities (cost $32,796)		32,763
SHORT TERM INVESTMENTS 9.8%
Investment Companies 9.8%
JNL Government Money Market Fund - Class I, 5.16% (e) (f)	17,506	17,506
Total Short Term Investments (cost $17,506)		17,506
Total Investments 92.5% (cost $165,995)		166,086
Other Derivative Instruments (1.8)%		(3,178)
Other Assets and Liabilities, Net 9.3%		16,678
Total Net Assets 100.0%		179,586

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $15,796 and 8.8% of the Fund.

(c) Convertible security.

(d) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Neuberger Berman Commodity Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	42,652	333,248	358,394	925	—	—	17,506	9.7

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Aluminum	101	March 2024	5,735	254	258
Brent Crude	137	December 2023	12,208	(40)	(40)
Cattle Feeder	20	April 2024	2,604	(19)	9
Cocoa	119	March 2024	3,887	(43)	192
Coffee C	50	March 2024	2,802	(22)	(42)
Copper	132	May 2024	12,471	8	8
Corn	418	March 2024	10,402	(240)	(125)
Cotton No. 2	68	March 2024	2,934	(45)	55
Crude Oil, WTI	125	February 2024	10,700	(41)	(41)
Gasoline, RBOB	125	March 2024	12,271	(57)	(57)
Gold, 100 Oz.	126	December 2023	24,699	(157)	(1,186)
KC HRW Wheat	64	March 2024	2,352	(66)	(201)
Lead	94	December 2023	5,160	(58)	(58)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Neuberger Berman Commodity Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Lean Hogs	115	April 2024	3,737	(14)	(14)
Live Cattle	89	January 2024	6,682	(89)	8
Low Sulfur Gasoil	66	February 2024	5,844	(3)	(3)
Natural Gas	275	February 2024	9,706	(89)	(89)
New York Harbor ULSD	78	February 2024	7,854	(67)	1,987
Nickel	37	December 2023	4,615	(518)	(472)
Palladium	8	December 2023	976	(18)	29
Platinum	101	January 2024	4,558	4	67
Silver	65	December 2023	7,598	(95)	(302)
Soybean	46	January 2024	3,159	(57)	(182)
Soybean Meal	251	January 2024	9,647	(124)	(124)
Soybean Oil	204	January 2024	6,833	(74)	(74)
Sugar No. 11	103	May 2024	2,725	(55)	330
Wheat	65	March 2024	2,023	(107)	(159)
Zinc	111	March 2024	6,852	528	524
				(1,304)	298

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Commodity Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	115,817	—	115,817
Non-U.S. Government Agency Asset-Backed Securities	—	32,763	—	32,763
Short Term Investments	17,506	—	—	17,506
	17,506	148,580	—	166,086
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,467	—	—	3,467
	3,467	—	—	3,467
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3,169)	—	—	(3,169)
	(3,169)	—	—	(3,169)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Gold Plus Strategy Fund
CORPORATE BONDS AND NOTES 57.6%
Financials 28.3%
American Express Company
5.56%, (SOFR + 0.23%), 11/03/23 (a)	55	55
6.25%, (SOFR + 0.93%), 03/04/25 (a)	400	401
Bank of America Corporation
6.42%, (SOFR + 1.10%), 04/25/25 (a)	630	633
Capital One Financial Corporation
6.67%, (SOFR + 1.35%), 05/09/25 (a)	205	205
Caterpillar Financial Services Corporation
5.57%, (SOFR + 0.24%), 05/17/24 (a)	175	175
Citigroup Inc.
6.69%, (SOFR + 1.37%), 05/24/25 (a)	225	226
6.84%, (SOFR + 1.53%), 03/17/26 (a)	435	439
John Deere Capital Corporation
5.47%, (SOFR + 0.20%), 10/11/24 (a)	350	350
JPMorgan Chase & Co.
5.89%, (SOFR + 0.58%), 06/23/25 (a)	595	593
Morgan Stanley
5.94%, (SOFR + 0.63%), 01/24/25 (a)	635	634
The Bank of New York Mellon Corporation
5.51%, (SOFR + 0.20%), 10/25/24 (a)	205	204
The Goldman Sachs Group, Inc.
7.27%, (3 Month Term SOFR + 1.86%), 11/29/23 (a) (b)	507	508
Toyota Motor Credit Corporation
5.93%, (SOFR + 0.62%), 03/22/24 (a)	267	267
Truist Financial Corporation
5.71%, (SOFR + 0.40%), 06/09/25 (a)	205	200
U.S. Bancorp
2.40%, 07/30/24	315	306
Wells Fargo & Company
3.75%, 01/24/24	640	636
		5,832
Information Technology 7.9%
Analog Devices, Inc.
5.51%, (SOFR + 0.25%), 10/01/24 (a)	450	450
Apple Inc.
3.00%, 02/09/24	545	540
Microsoft Corporation
2.88%, 02/06/24	135	134
Oracle Corporation
3.40%, 07/08/24	515	505
		1,629
Health Care 7.2%
AbbVie Inc.
3.85%, 06/15/24	370	365
Amgen Inc.
3.63%, 05/22/24	450	444
Baxter International Inc.
5.76%, (SOFR + 0.44%), 11/29/24 (a)	210	209
Bristol-Myers Squibb Company
2.90%, 07/26/24	275	269
Roche Holdings, Inc.
5.87%, (SOFR + 0.56%), 03/10/25 (a) (c)	200	200
		1,487
Energy 5.7%
Enbridge Inc.
4.00%, 10/01/23	300	300
5.95%, (SOFR + 0.63%), 02/16/24 (a)	260	260
Enterprise Products Operating LLC
3.90%, 02/15/24	615	610
		1,170
Consumer Discretionary 4.0%
Amazon.com, Inc.
0.45%, 05/12/24	420	407
General Motors Financial Company, Inc.
1.20%, 10/15/24	160	152
Volkswagen Group of America, Inc.
6.26%, (SOFR + 0.95%), 06/07/24 (a) (c)	260	260
		819
Communication Services 2.4%
AT&T Inc.
0.90%, 03/25/24	520	508
Real Estate 1.7%
Simon Property Group, L.P.
3.75%, 02/01/24	355	352
Utilities 0.4%
Florida Power & Light Company
5.66%, 01/12/24 (a)	95	95
Total Corporate Bonds And Notes (cost $11,888)		11,892
SHORT TERM INVESTMENTS 34.1%
U.S. Treasury Bill 30.2%
Treasury, United States Department of
5.36%, 10/24/23	2,380	2,372
4.86%, 11/30/23	1,900	1,883
5.39%, 12/28/23	2,000	1,974
		6,229
Investment Companies 3.9%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	801	801
Total Short Term Investments (cost $7,030)		7,030
Total Investments 91.7% (cost $18,918)		18,922
Other Derivative Instruments (0.7)%		(146)
Other Assets and Liabilities, Net 9.0%		1,859
Total Net Assets 100.0%		20,635

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $460 and 2.2% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Neuberger Berman Gold Plus Strategy Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	1,930	53,787	54,916	118	—	—	801	3.9

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Neuberger Berman Gold Plus Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Bitcoin	5	October 2023	660	(6)	17
Gold, 100 Oz.	100	December 2023	19,642	(125)	(981)
Palladium	4	December 2023	491	(9)	12
Platinum	11	January 2024	496	—	7
Silver	4	December 2023	468	(6)	(19)
				(146)	(964)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Gold Plus Strategy Fund
Assets - Securities
Corporate Bonds And Notes	—	11,892	—	11,892
Short Term Investments	801	6,229	—	7,030
	801	18,121	—	18,922
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	36	—	—	36
	36	—	—	36
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,000)	—	—	(1,000)
	(1,000)	—	—	(1,000)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 61.8%
Mortgage-Backed Securities 48.7%
Federal Home Loan Mortgage Corporation
2.50%, 05/01/51 - 04/01/52	6,145	4,879
3.00%, 12/01/51 - 06/01/52	5,214	4,323
3.50%, 04/01/52 - 02/01/53	9,257	7,968
4.00%, 04/01/52 - 06/01/53	17,092	15,242
4.50%, 06/01/52 - 01/01/53	17,964	16,516
5.00%, 10/01/52 - 07/01/53	16,154	15,259
5.50%, 11/01/52 - 07/01/53	9,475	9,168
6.00%, 01/01/53 - 08/01/53	5,472	5,407
Federal National Mortgage Association, Inc.
3.00%, 06/01/50 - 03/01/53	10,128	8,406
3.50%, 05/01/51 - 07/01/52	16,446	14,174
2.50%, 08/01/51 - 05/01/52	18,346	14,609
4.00%, 05/01/52 - 02/01/53	17,361	15,489
4.50%, 07/01/52 - 04/01/53	13,692	12,586
5.00%, 08/01/52 - 06/01/53	21,659	20,465
5.50%, 12/01/52 - 08/01/53	18,803	18,196
6.00%, 01/01/53 - 10/01/53	9,231	9,120
TBA, 3.50%, 10/15/53 (a)	10,760	9,252
TBA, 4.00%, 10/15/53 (a)	23,540	20,965
TBA, 4.50%, 10/15/53 (a)	20,555	18,876
TBA, 5.00%, 10/15/53 (a)	5,945	5,610
TBA, 5.50%, 10/15/53 (a)	32,790	31,694
TBA, 6.00%, 10/15/53 (a)	9,130	9,012
Government National Mortgage Association
5.00%, 11/20/52 - 05/20/53	2,552	2,421
6.00%, 12/20/52 - 08/20/53	4,878	4,838
5.50%, 06/20/53 - 07/20/53	2,437	2,365
TBA, 5.00%, 10/15/53 (a)	8,485	8,043
TBA, 5.50%, 10/15/53 (a)	3,430	3,329
TBA, 6.00%, 10/15/53 (a)	12,940	12,823
		321,035
Collateralized Mortgage Obligations 7.8%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M2-R01, REMIC, 7.21%, (SOFR 30-Day Average + 1.90%), 12/26/41 (b)	2,192	2,162
Connecticut Avenue Securities Trust 2022-R03
Series 2022-1M2-R03, REMIC, 8.81%, (SOFR 30-Day Average + 3.50%), 03/25/42 (b)	3,060	3,169
Connecticut Avenue Securities Trust 2022-R04
Series 2022-1M2-R04, REMIC, 8.41%, (SOFR 30-Day Average + 3.10%), 03/25/42 (b)	1,245	1,265
Connecticut Avenue Securities Trust 2022-R07
Series 2022-1M1-R07, REMIC, 8.26%, (SOFR 30-Day Average + 2.95%), 06/25/42 (b)	951	977
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1M2-R08, REMIC, 8.91%, (SOFR 30-Day Average + 3.60%), 07/25/42 (b)	338	348
Series 2022-1B1-R08, REMIC, 10.91%, (SOFR 30-Day Average + 5.60%), 07/25/42 (b)	2,146	2,318
Connecticut Avenue Securities Trust 2023-R01
Series 2023-1M2-R01, REMIC, 9.06%, (SOFR 30-Day Average + 3.75%), 12/26/42 (b)	1,526	1,600
Connecticut Avenue Securities Trust 2023-R02
Series 2023-1M2-R02, REMIC, 8.66%, (SOFR 30-Day Average + 3.35%), 01/25/43 (b)	964	998
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-X1-RR03, REMIC, 1.71%, 07/27/28 (b)	18,440	1,217
Interest Only, Series 2020-DX-RR02, REMIC, 1.82%, 09/27/28 (b)	8,100	588
Interest Only, Series 2020-X-RR04, REMIC, 2.13%, 02/27/29 (b)	19,725	1,711
Interest Only, Series 2020-CX-RR02, REMIC, 1.27%, 03/27/29 (b)	5,615	312
Series 2018-M2-HQA1, REMIC, 7.73%, (SOFR 30-Day Average + 2.41%), 09/25/30 (b)	1,622	1,650
Series 2021-M2-DNA7, REMIC, 7.11%, (SOFR 30-Day Average + 1.80%), 11/25/41 (b)	855	840
Series 2022-M2-DNA2, REMIC, 9.06%, (SOFR 30-Day Average + 3.75%), 02/25/42 (b)	2,937	3,010
Series 2022-M2-HQA1, REMIC, 10.56%, (SOFR 30-Day Average + 5.25%), 03/25/42 (b)	2,460	2,589
Series 2022-M1B-DNA3, REMIC, 8.21%, (SOFR 30-Day Average + 2.90%), 04/25/42 (b)	917	937
Series 2022-M1B-DNA5, REMIC, 9.81%, (SOFR 30-Day Average + 4.50%), 06/25/42 (b)	1,265	1,358
Series 2022-M1B-HQA3, REMIC, 8.86%, (SOFR 30-Day Average + 3.55%), 08/25/42 (b)	1,457	1,505
Series 2022-M1B-DNA6, REMIC, 9.01%, (SOFR 30-Day Average + 3.70%), 09/25/42 (b)	2,390	2,504
Interest Only, Series SP-4150, REMIC, 0.72%, (6.04% - (SOFR 30-Day Average * 1)), 01/15/43 (b)	1,540	145
Interest Only, Series SA-4456, REMIC, 0.72%, (6.04% - (SOFR 30-Day Average * 1)), 03/15/45 (b)	978	84
Interest Only, Series LI-4994, REMIC, 4.00%, 12/25/48	1,976	377
Federal National Mortgage Association, Inc.
Interest Only, Series C26-413, 4.00%, 07/01/42	1,995	360
Interest Only, Series C24-418, 4.00%, 08/01/43	2,464	434
Series 2017-2M2-C06, REMIC, 8.23%, (SOFR 30-Day Average + 2.91%), 02/25/30 (b)	2,595	2,679
Series 2017-1M2-C07, REMIC, 7.83%, (SOFR 30-Day Average + 2.51%), 05/28/30 (b)	385	392
Series 2018-1M2-C01, REMIC, 7.68%, (SOFR 30-Day Average + 2.36%), 07/25/30 (b)	1,238	1,256
Series 2018-2M2-C02, REMIC, 7.63%, (SOFR 30-Day Average + 2.31%), 08/26/30 (b)	858	874
Series 2018-2M2-C04, REMIC, 7.98%, (SOFR 30-Day Average + 2.66%), 12/26/30 (b)	1,846	1,893
Series 2018-1M2-C05, REMIC, 7.78%, (SOFR 30-Day Average + 2.46%), 01/27/31 (b)	1,957	2,000
Interest Only, Series 2019-DS-49, REMIC, 0.72%, (6.04% - (SOFR 30-Day Average * 1)), 06/25/43 (b)	1,743	155
Interest Only, Series 2013-SY-72, REMIC, 0.72%, (6.04% - (SOFR 30-Day Average * 1)), 07/25/43 (b)	1,854	166
Interest Only, Series 2018-ST-18, REMIC, 0.67%, (5.99% - (SOFR 30-Day Average * 1)), 12/25/44 (b)	1,924	166
Interest Only, Series 2016-HS-31, REMIC, 0.57%, (5.89% - (SOFR 30-Day Average * 1)), 06/25/46 (b)	1,329	106
Interest Only, Series 2016-SA-62, REMIC, 0.57%, (5.89% - (SOFR 30-Day Average * 1)), 09/25/46 (b)	1,924	165
Interest Only, Series 2021-AI-76, REMIC, 3.50%, 11/25/51	3,514	596
Ginnie Mae REMIC Trust 2020-095
Series 2020-WK-86, REMIC, 1.00%, 06/20/50	1,673	1,248
Series 2020-AB-107, REMIC, 1.00%, 07/20/50	2,136	1,604
Government National Mortgage Association
Interest Only, Series 2017-KS-112, REMIC, 0.76%, (6.09% - (1 Month Term SOFR * 1)), 07/20/47 (b)	1,725	144
Series 2020-KA-112, REMIC, 1.00%, 08/20/50	1,774	1,325
Interest Only, Series 2020-CI-162, REMIC, 2.00%, 10/20/50	5,433	596
Interest Only, Series 2021-DI-30, REMIC, 2.50%, 02/20/51	4,658	597
Series 2021-HE-103, REMIC, 2.00%, 06/20/51	1,559	1,252
Series 2021-NC-119, REMIC, 1.50%, 07/20/51	1,568	1,233
Interest Only, Series 2021-IO-196, REMIC, 2.50%, 11/20/51	2,542	339
The Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Interest Only, Series 2020-MI-151, REMIC, 2.50%, 10/20/50	4,220	560
		51,804
Sovereign 3.9%
Angola, Government of
8.00%, 11/26/29 (c)	335	275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
9.38%, 05/08/48 (c)	765	562
Cabinet of Ministers of Ukraine
0.00%, 03/15/35 (c) (d) (e)	1,145	306
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.15%, 08/12/32, PEN	5,717	1,397
6.90%, 08/12/37, PEN	2,429	610
Departamento Administrativo De La Presidencia De La Republica
3.00%, 01/30/30	300	230
Gobierno de la Republica del Ecuador
6.00%, 07/31/30 (c) (f)	285	146
3.50%, 07/31/35 (c) (f)	360	135
Gobierno de La Republica del Paraguay
4.95%, 04/28/31 (c)	470	435
Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	330	290
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	26,217	1,328
3.50%, 02/12/34	1,130	882
4.40%, 02/12/52	1,130	782
Government of Saudi Arabia
3.25%, 11/17/51 (c)	440	268
3.75%, 01/21/55 (c)	335	221
Government of the Republic of Panama
2.25%, 09/29/32	490	355
3.30%, 01/19/33	655	511
Government of the Sultanate of Oman
7.00%, 01/25/51 (c)	770	724
Koztarsasagi Elnoki Hivatal
3.25%, 10/22/31, HUF	573,560	1,187
Ministerio De Hacienda Y Credito Publico
7.00%, 06/30/32, COP	5,481,400	1,014
Ministerul Finantelor Publice
3.63%, 03/27/32 (c)	340	275
4.00%, 02/14/51 (c)	360	228
Ministry of Diwan Amiri Affairs
4.40%, 04/16/50 (c)	385	313
People's Government of Inner Mongolia Autonomous Region
5.13%, 04/07/26 (c)	315	294
Presidence de la Republique de Cote d'Ivoire
6.13%, 06/15/33 (c)	1,060	877
Presidencia Da Republica
10.00%, 01/01/25 - 01/01/31, BRL	5,808	1,097
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (c)	135	104
Presidencia de la Republica Dominicana
6.85%, 01/27/45 (c)	1,200	1,023
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (d) (e) (g) (h)	1,719	163
Romania, Government of
4.85%, 07/25/29, RON	3,130	606
3.00%, 02/14/31 (h)	852	683
8.25%, 09/29/32, RON	6,075	1,395
4.00%, 02/14/51 (h)	712	451
South Africa, Parliament of
8.00%, 01/31/30, ZAR	18,889	871
8.50%, 01/31/37, ZAR	3,050	118
5.65%, 09/27/47	505	335
5.75%, 09/30/49	280	185
The Arab Republic of Egypt
5.88%, 02/16/31 (c)	200	110
8.50%, 01/31/47 (c)	880	466
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	1,062,000	67
6.50%, 02/15/31, IDR	24,969,000	1,577
7.00%, 02/15/33, IDR	4,775,000	310
4.63%, 04/15/43 (c)	1,095	938
Urzad Rady Ministrow
7.50%, 07/25/28, PLN	1,827	457
6.00%, 10/25/33, PLN	4,506	1,038
		25,639
U.S. Treasury Note 1.0%
Treasury, United States Department of
3.38%, 05/15/33	7,130	6,468
U.S. Treasury Bond 0.4%
Treasury, United States Department of
3.63%, 05/15/53	3,660	3,031
Total Government And Agency Obligations (cost $430,171)		407,977
CORPORATE BONDS AND NOTES 36.8%
Financials 11.7%
ABN AMRO Bank N.V.
3.32%, 03/13/37 (c) (i)	1,400	1,034
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	1,820	1,446
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (c)	360	336
6.75%, 04/15/28 (c)	405	391
Ally Financial Inc.
4.70%, (100, 05/15/28) (j)	1,191	772
American Express Company
3.55%, (100, 09/15/26) (j)	540	429
AmWINS Group, Inc.
4.88%, 06/30/29 (c)	265	232
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	330	326
5.63%, 01/15/29 (c)	480	415
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (100, 03/05/25) (i) (j)	200	188
Banco Do Brasil SA
6.25%, (100, 04/15/24) (h) (j)	550	507
Banco Santander, S.A.
7.50%, (100, 02/08/24) (h) (i) (j)	800	778
5.15%, 08/18/25 (i)	1,000	977
Bank of America Corporation
4.30%, (100, 01/28/25) (j)	287	265
4.38%, (100, 01/27/27) (j)	920	771
6.10%, (100, 03/17/25) (j)	1,145	1,121
6.25%, (100, 09/05/24) (j)	467	462
1.84%, 02/04/25	2,680	2,636
2.97%, 02/04/33	1,605	1,265
Barclays PLC
4.38%, (100, 03/15/28) (i) (j)	2,065	1,425
8.00%, (100, 03/15/29) (i) (j)	880	789
Benteler International Aktiengesellschaft
9.38%, 05/15/28, EUR (h)	157	169
10.50%, 05/15/28 (c)	235	236
BNP Paribas
4.50%, (100, 02/25/30) (c) (i) (j)	450	318
4.63%, (100, 01/12/27) (c) (j)	1,540	1,193
7.38%, (100, 08/19/25) (c) (i) (j)	342	334
9.25%, (100, 11/17/27) (c) (i) (j)	385	394
BPCE
3.65%, 01/14/37 (c)	1,550	1,184
Capital One Financial Corporation
3.95%, (100, 09/01/26) (j)	1,608	1,210
Citigroup Inc.
3.88%, (100, 02/18/26) (j)	225	193
4.00%, (100, 12/10/25) (j)	220	193
4.15%, (100, 11/15/26) (j)	935	747
4.70%, (100, 01/30/25) (j)	305	277
5.00%, (100, 09/12/24) (j)	403	382
7.38%, (100, 05/15/28) (j)	425	413
3.29%, 03/17/26	1,550	1,483
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (j)	215	159
6.38%, (100, 04/06/24) (j)	368	320
8.53%, (3 Month Term SOFR + 3.26%), (100, 01/06/24) (b) (j)	275	247
COMMERZBANK Aktiengesellschaft
7.00%, (100, 04/09/25) (h) (j)	400	358
Corebridge Financial, Inc.
4.35%, 04/05/42	835	635
Discover Financial Services
5.50%, (100, 10/30/27) (j)	1,326	957

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Emirates NBD Bank PJSC
6.13%, (100, 03/20/25) (h) (j)	575	566
Encore Capital Group, Inc.
4.25%, 06/01/28, GBP (h)	180	174
Fifth Third Bancorp
8.57%, (3 Month Term SOFR + 3.29%), (100, 11/13/23) (b) (j)	547	522
Ford Motor Credit Company LLC
3.38%, 11/13/25	245	227
4.39%, 01/08/26	55	52
6.95%, 03/06/26 - 06/10/26	750	749
4.87%, 08/03/27, EUR	420	438
7.35%, 11/04/27	280	286
6.80%, 05/12/28 (k)	100	100
7.20%, 06/10/30	215	216
Grupo Aval Acciones y Valores S.A.
4.38%, 02/04/30 (c)	390	296
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (c)	175	172
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (c)	350	350
HSBC Holdings PLC
4.00%, (100, 03/09/26) (i) (j)	450	386
4.70%, (100, 03/09/31) (i) (j)	410	308
8.00%, (100, 03/07/28) (j) (k)	855	847
HUB International Limited
7.00%, 05/01/26 (c)	120	120
7.25%, 06/15/30 (c)	955	950
Huntington Bancshares Incorporated
4.45%, (100, 10/15/27) (j)	58	47
5.63%, (100, 07/15/30) (j)	134	118
8.45%, (3 Month Term SOFR + 3.14%), (100, 1/15/24) (b) (j) (k)	504	454
ING Groep N.V.
3.88%, (100, 05/16/27) (i) (j) (k)	1,460	1,052
5.75%, (100, 11/16/26) (i) (j)	846	749
6.50%, (100, 04/16/25) (i) (j)	245	231
Intesa Sanpaolo SPA
8.25%, 11/21/33 (c)	1,045	1,053
7.78%, 06/20/54 (c)	605	546
JPMorgan Chase & Co.
3.65%, (100, 06/01/26) (j)	200	175
4.60%, (100, 02/01/25) (j)	267	250
8.21%, (3 Month Term SOFR + 2.84%), (100, 11/01/23) (b) (j)	459	459
1.56%, 12/10/25	2,065	1,951
2.18%, 06/01/28	1,605	1,405
Liberty Mutual Group Inc.
4.13%, 12/15/51 (c)	690	567
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (i) (j)	863	818
8.00%, (100, 09/27/29) (i) (j)	640	569
M&T Bank Corporation
3.50%, (100, 09/01/26) (j)	1,095	769
Morgan Stanley
5.25%, 04/21/34	1,335	1,240
2.48%, 09/16/36	2,775	2,018
5.95%, 01/19/38	595	557
NatWest Group PLC
4.60%, (100, 06/28/31) (i) (j)	935	617
6.00%, (100, 12/29/25) (i) (j)	595	545
3.03%, 11/28/35 (i)	3,060	2,305
Nordea Bank Abp
3.75%, (100, 03/01/29) (c) (i) (j)	1,015	741
OneMain Finance Corporation
6.88%, 03/15/25	455	451
7.13%, 03/15/26	300	293
Royal Bank of Canada
3.38%, 04/14/25 (i)	1,025	989
Skandinaviska Enskilda Banken AB
5.13%, (100, 05/13/25) (h) (i) (j)	800	751
Societe Generale
4.75%, (100, 05/26/26) (c) (i) (j)	330	266
Standard Chartered PLC
4.30%, (100, 08/19/28) (c) (i) (j)	1,180	853
The Bank of New York Mellon Corporation
3.70%, (100, 03/20/26) (j)	143	129
3.75%, (100, 12/20/26) (j)	1,935	1,567
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (j)	1,617	1,139
5.85%, 05/19/34	660	635
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (j)	570	459
3.80%, (100, 05/10/26) (j)	380	310
4.13%, (100, 11/10/26) (j)	770	631
4.95%, (100, 02/10/25) (j)	225	208
5.50%, (100, 08/10/24) (j)	156	152
1.76%, 01/24/25	2,680	2,637
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (j)	1,990	1,473
5.00%, (100, 11/01/26) (j)	90	78
6.25%, (100, 03/15/30) (j)	465	399
The Travelers Companies, Inc.
5.45%, 05/25/53	435	415
Truist Financial Corporation
4.95%, (100, 09/01/25) (j)	180	167
5.10%, (100, 03/01/30) (j)	90	77
8.77%, (3 Month Term SOFR + 3.36%), (100, 12/15/23) (b) (j)	308	303
5.87%, 06/08/34	1,200	1,130
U.S. Bancorp
3.70%, (100, 01/15/27) (j)	1,480	1,084
UBS Group AG
4.38%, (100, 02/10/31) (c) (j)	200	143
4.88%, (100, 02/12/27) (c) (j)	445	371
4.70%, 08/05/27 (c) (i)	1,470	1,408
UBS Group Funding (Switzerland) AG
6.88%, (100, 08/07/25) (h) (i) (j)	1,066	1,004
UniCredit S.p.A.
8.00%, (100, 06/03/24) (h) (i) (j)	200	197
VistaJet Group Holding SA
9.50%, 06/01/28 (c)	225	198
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (c) (k)	475	409
6.38%, 02/01/30 (c)	390	301
Wells Fargo & Company
3.90%, (100, 03/15/26) (j)	810	707
7.63%, (100, 09/15/28) (j)	915	928
Westpac Banking Corporation
3.02%, 11/18/36	1,515	1,122
		77,346
Communication Services 4.3%
Altice Financing S.A.
4.25%, 08/15/29, EUR (h)	250	219
Altice France
6.00%, 02/15/28 (c)	740	365
4.13%, 01/15/29, EUR (h)	285	219
Altice France Holding S.A.
5.50%, 01/15/28 (c)	615	470
4.00%, 02/15/28, EUR (h)	100	49
AT&T Inc.
3.50%, 09/15/53	1,710	1,052
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (h)	200	243
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (c)	260	229
CCO Holdings, LLC
5.00%, 02/01/28 (c)	225	204
4.75%, 03/01/30 (c)	410	345
4.25%, 02/01/31 (c)	330	263
4.75%, 02/01/32 (c)	520	416
4.50%, 05/01/32	175	137
4.50%, 06/01/33 (c)	180	138
4.25%, 01/15/34 (c)	285	210
Charter Communications Operating, LLC
4.80%, 03/01/50	1,895	1,323
3.90%, 06/01/52	1,390	831

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Comcast Corporation
2.94%, 11/01/56	4,370	2,487
Commscope Technologies LLC
5.00%, 03/15/27 (c)	280	162
Commscope, Inc.
4.75%, 09/01/29 (c)	290	213
CSC Holdings, LLC
5.25%, 06/01/24	265	252
7.50%, 04/01/28 (c) (k)	200	130
5.75%, 01/15/30 (c)	465	260
4.13%, 12/01/30 (c)	415	294
4.63%, 12/01/30 (c)	440	234
4.50%, 11/15/31 (c)	420	297
DISH DBS Corporation
5.13%, 06/01/29	380	210
Dish Network Corporation
3.38%, 08/15/26 (i)	200	122
Eircom Limited
3.50%, 05/15/26, EUR (h)	190	189
Equipmentshare.Com Inc
9.00%, 05/15/28 (c)	690	664
Frontier Communications Holdings, LLC
5.88%, 11/01/29	305	223
8.75%, 05/15/30 (c)	220	209
Frontier Communications Parent, Inc.
5.88%, 10/15/27 (c)	235	214
5.00%, 05/01/28 (c)	295	252
Iliad Holding
5.63%, 10/15/28, EUR (h) (k)	393	385
7.00%, 10/15/28 (c)	260	236
Koninklijke KPN N.V.
6.00%, (100, 09/21/27), EUR (h) (j)	100	107
Level 3 Financing, Inc.
3.40%, 03/01/27 (c)	140	131
4.63%, 09/15/27 (c)	310	223
3.63%, 01/15/29 (c)	310	174
3.75%, 07/15/29 (c)	150	84
10.50%, 05/15/30 (c)	230	231
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (c)	355	341
6.50%, 05/15/27 (c)	315	310
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (h)	605	594
MVC Acquisition Corp.
5.75%, 08/01/28 (c)	200	174
8.00%, 08/01/29 (c)	300	259
Northwest Fiber, LLC
4.75%, 04/30/27 (c)	350	310
6.00%, 02/15/28 (c)	340	279
Oztel Holdings SPC Limited
6.63%, 04/24/28 (c)	720	735
Paramount Global
4.20%, 05/19/32 (k)	1,670	1,330
PLT VII Finance S.a r.l.
4.63%, 01/05/26, EUR (h)	230	235
Rogers Communications Inc.
3.80%, 03/15/32	740	615
SES
2.88%, (100, 05/27/26), EUR (h) (j)	200	185
5.63%, (100, 01/29/24), EUR (h) (j)	100	105
Sirius XM Radio Inc.
4.00%, 07/15/28 (c)	250	213
Summer (BC) Bidco B LLC
5.50%, 10/31/26 (c)	190	171
Telecom Italia SPA
3.00%, 09/30/25, EUR (h)	200	201
6.88%, 02/15/28, EUR (h)	100	106
7.88%, 07/31/28, EUR (h)	200	219
Telefonica Europe B.V.
2.88%, (100, 06/24/27), EUR (h) (j) (k)	200	184
7.13%, (100, 08/23/28), EUR (h) (j)	200	217
TMNL Group Holding B.V.
5.50%, 01/15/30, EUR (h)	120	103
T-Mobile USA, Inc.
4.50%, 04/15/50	1,270	974
3.40%, 10/15/52	2,365	1,473
United Group B.V.
4.63%, 08/15/28, EUR (h)	180	161
Verizon Communications Inc.
2.36%, 03/15/32	560	426
2.99%, 10/30/56	1,370	759
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (c)	380	339
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (h)	585	593
Vodafone Group Public Limited Company
4.88%, 06/19/49	2,010	1,605
4.88%, 10/03/78, GBP (h)	200	229
Ziff Davis, Inc.
4.63%, 10/15/30 (c)	305	260
Ziggo Bond Company B.V.
3.38%, 02/28/30, EUR (h)	353	274
		28,675
Consumer Discretionary 4.0%
Adient Global Holdings Ltd
3.50%, 08/15/24, EUR (h)	45	47
8.25%, 04/15/31 (c)	410	411
Afflelou
4.25%, 05/19/26, EUR (h)	175	174
Allwyn International a.s.
3.88%, 02/15/27, EUR (h)	245	241
Aramark International Finance S.a r.l.
3.13%, 04/01/25, EUR (h)	277	287
Aramark Services, Inc.
5.00%, 02/01/28 (c)	195	180
B&M European Value Retail S.A.
3.63%, 07/15/25, GBP (h)	124	145
Banijay Entertainment
7.00%, 05/01/29, EUR (c)	185	193
Bath & Body Works, Inc.
6.63%, 10/01/30 (c)	355	332
6.75%, 07/01/36	340	296
BK LC Lux Finco 1 S.a r.l.
5.25%, 04/30/29, EUR (h)	130	133
Caesars Entertainment, Inc.
4.63%, 10/15/29 (c)	350	297
Carnival Corporation
7.63%, 03/01/26 (c)	350	340
9.88%, 08/01/27 (c)	485	506
4.00%, 08/01/28 (c)	165	143
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (c)	280	300
Ceconomy AG
1.75%, 06/24/26, EUR (h)	300	254
Churchill Downs Incorporated
6.75%, 05/01/31 (c)	555	525
Cirsa Finance International S.a r.l.
4.75%, 05/22/25, EUR (h)	209	218
Clarios Global LP
4.38%, 05/15/26, EUR (h)	250	253
Constellation Automotive Financing PLC
4.88%, 07/15/27, GBP (h)	100	93
CPUK Mortgage Finance Limited
6.50%, 08/28/50, GBP (h)	130	151
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (h)	205	219
Discovery Communications, LLC
4.65%, 05/15/50	1,775	1,238
Douglas GmbH
6.00%, 04/08/26, EUR (h)	215	220
Dufry One B.V.
2.00%, 02/15/27, EUR (h)	230	214
EG Global Finance PLC
4.38%, 02/07/25, EUR (h)	236	241
Eldorado Resorts, Inc.
6.25%, 07/01/25 (c)	340	336
8.13%, 07/01/27 (c)	395	397
Ford Motor Company
9.63%, 04/22/30	300	343

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
3.25%, 02/12/32	185	142
4.75%, 01/15/43	180	131
5.29%, 12/08/46	1,045	794
Forvia
7.25%, 06/15/26, EUR (h)	100	109
2.38%, 06/15/27, EUR (h)	150	139
3.75%, 06/15/28, EUR (h)	100	95
General Motors Financial Company, Inc.
3.80%, 04/07/25	1,685	1,624
IHO Verwaltungs GmbH
3.75%, 09/15/26, EUR (h) (l)	100	99
3.88%, 05/15/27, EUR (h) (l)	200	191
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (c)	320	321
4.50%, 01/15/26 - 07/15/28, EUR (h)	357	345
KB Home
7.25%, 07/15/30	310	305
4.00%, 06/15/31	140	114
LHMC Finco 2 S.A R.L.
7.25%, 10/02/25, EUR (f) (h) (l)	104	107
Light and Wonder International, Inc.
7.25%, 11/15/29 (c)	420	411
Macys Retail Holdings
5.88%, 03/15/30 (c)	385	326
Macy's Retail Holdings, LLC
4.50%, 12/15/34	295	199
5.13%, 01/15/42	75	46
Maison Finco PLC
6.00%, 10/31/27, GBP (h)	104	101
Maxeda DIY Holding B.V.
5.88%, 10/01/26, EUR (h)	169	136
MCE Finance Limited
5.63%, 07/17/27 (c)	595	532
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (c)	1,010	860
Motion Bondco Designated Activity Company
4.50%, 11/15/27, EUR (h)	120	110
Motion Finco S.a r.l.
7.38%, 06/15/30, EUR (h)	100	103
NCL Corporation Ltd.
5.88%, 02/15/27 (c)	265	252
Next Group PLC
3.63%, 05/18/28, GBP (h)	300	330
PetSmart, Inc.
4.75%, 02/15/28 (c)	315	276
7.75%, 02/15/29 (c)	305	284
Peu (Fin) PLC
7.25%, 07/01/28, EUR (c)	210	212
Pinewood Finco PLC
3.25%, 09/30/25, GBP (h)	150	171
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (c)	151	184
Raptor Acquisition Corp
4.88%, 11/01/26 (c)	360	336
Restaurant Brands International Limited Partnership
3.88%, 01/15/28 (c)	335	301
4.38%, 01/15/28 (c)	220	198
4.00%, 10/15/30 (c)	320	266
Royal Caribbean Cruises Ltd.
5.50%, 08/31/26 - 04/01/28 (c)	765	712
8.25%, 01/15/29 (c)	130	135
Schaeffler AG
3.38%, 10/12/28, EUR (h)	100	95
Seaworld Entertainment, Inc.
5.25%, 08/15/29 (c)	330	290
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28	405	363
SRS Distribution Inc.
6.13%, 07/01/29 (c)	150	128
The Goodyear Tire & Rubber Company
5.00%, 05/31/26 - 07/15/29 (k)	890	796
TVL Finance PLC
10.25%, 04/28/28, GBP (h)	139	170
Valeo
5.38%, 05/28/27, EUR (h)	200	211
Warnermedia Holdings, Inc.
5.14%, 03/15/52	2,070	1,538
White Cap Parent, LLC
8.25%, 03/15/26 (c) (l)	280	270
Windsor Holdings III, LLC
8.50%, 06/15/30 (c)	305	301
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/28 (c)	470	422
Wynn Macau, Limited
5.50%, 01/15/26 (c)	435	406
Yum! Brands, Inc.
5.38%, 04/01/32	725	658
ZF Friedrichshafen AG
3.00%, 10/23/29, EUR (h)	400	353
ZF North America Capital, Inc.
6.88%, 04/14/28 (c)	540	529
		26,254
Industrials 3.3%
Abertis Infraestructuras Finance B.V.
3.25%, (100, 11/24/25), EUR (h) (j)	300	289
AerCap Global Aviation Trust
6.50%, 06/15/45 (c)	310	305
American Airlines, Inc.
5.50%, 04/20/26 (c)	940	919
7.25%, 02/15/28 (c)	240	229
5.75%, 04/20/29 (c)	1,025	953
Ardagh Metal Packaging Finance Public Limited Company
6.00%, 06/15/27 (c)	415	399
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (c)	420	384
4.75%, 07/15/27, GBP (h)	185	177
5.25%, 08/15/27 (c) (k)	280	233
ASGN Incorporated
4.63%, 05/15/28 (c)	435	389
Beacon Roofing Supply, Inc.
4.50%, 11/15/26 (c) (k)	395	370
Berry Plastics Escrow Corporation
5.63%, 07/15/27 (c)	470	454
Builders FirstSource, Inc.
4.25%, 02/01/32 (c)	175	144
6.38%, 06/15/32 (c)	165	155
Canpack Spolka Akcyjna
2.38%, 11/01/27, EUR (h)	102	92
Chart Industries, Inc.
7.50%, 01/01/30 (c)	405	407
9.50%, 01/01/31 (c)	205	218
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (c)	470	454
6.13%, 01/15/29 (c)	250	190
Corporation De Securite Garda World
7.75%, 02/15/28 (c)	205	201
Deutsche Lufthansa Aktiengesellschaft
3.00%, 05/29/26, EUR (h)	300	297
3.75%, 02/11/28, EUR (h)	100	98
Emerald Debt Merger Sub LLC
6.63%, 12/15/30 (c)	200	193
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (h)	100	84
Fiber Bidco S.P.A.
9.60%, (3 Month EURIBOR + 6.00%), 10/25/27, EUR (b) (h)	200	213
Imola Merger Corporation
4.75%, 05/15/29 (c)	325	284
Ingersoll Rand Inc.
5.40%, 08/14/28	120	118
5.70%, 08/14/33	180	174
International Consolidated Airlines Group, S.A.
3.75%, 03/25/29, EUR (h)	200	183
Intrum AB
3.50%, 07/15/26, EUR (h)	100	83
3.00%, 09/15/27, EUR (h)	99	72

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Jeld-Wen, Inc.
4.88%, 12/15/27 (c) (k)	515	454
L3Harris Technologies, Inc.
5.40%, 01/15/27 - 07/31/33	1,205	1,169
5.60%, 07/31/53	640	599
LATAM Airlines Group S.A.
13.38%, 10/15/27 - 10/15/29 (c)	415	452
Lockheed Martin Corporation
5.70%, 11/15/54	1,010	1,007
Masonite International Corporation
3.50%, 02/15/30 (c)	475	386
Mauser Packaging Solutions Holding Company
7.88%, 08/15/26 (c)	685	661
9.25%, 04/15/27 (c)	375	328
Mobico Group PLC
4.25%, (100, 11/26/25), GBP (h) (j)	145	152
Pactiv Evergreen Group Issuer Incorporated
4.38%, 10/15/28 (c)	420	365
Reynolds Group Issuer Inc.
4.00%, 10/15/27 (c)	30	27
Rolls-Royce Group PLC
5.75%, 10/15/27, GBP (h)	300	347
Sensata Technologies B.V.
4.00%, 04/15/29 (c)	135	116
5.88%, 09/01/30 (c)	320	298
SPX Flow, Inc.
8.75%, 04/01/30 (c)	330	304
Standard Building Solutions Inc.
4.38%, 07/15/30 (c)	430	356
3.38%, 01/15/31 (c)	315	243
Terex Corporation
5.00%, 05/15/29 (c)	400	360
The ADT Security Corporation
4.88%, 07/15/32 (c)	330	275
The Boeing Company
5.81%, 05/01/50 (m)	2,545	2,306
The Manitowoc Company, Inc.
9.00%, 04/01/26 (c)	250	249
TransDigm Inc.
6.25%, 03/15/26 (c)	200	197
5.50%, 11/15/27	605	568
6.75%, 08/15/28 (c)	525	517
4.63%, 01/15/29	140	122
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (c)	310	290
8.50%, 08/15/27 (c)	315	288
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (c)	440	407
Vertical Midco GmbH
4.38%, 07/15/27, EUR (h)	165	158
		21,762
Energy 3.3%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (c)	225	220
8.25%, 12/31/28 (c)	535	528
5.88%, 06/30/29 (c)	345	311
Bip-V Chinook
5.50%, 06/15/31 (c)	600	532
BP Capital Markets P.L.C.
4.88%, (100, 03/22/30) (j)	2,835	2,527
Buckeye Partners, L.P.
5.85%, 11/15/43	180	131
5.60%, 10/15/44	605	431
Callon Petroleum Company
8.00%, 08/01/28 (c)	235	235
7.50%, 06/15/30 (c) (k)	150	145
Civitas Resources, Inc.
8.38%, 07/01/28 (c)	210	214
8.75%, 07/01/31 (c)	250	256
Comstock Resources, Inc.
6.75%, 03/01/29 (c)	901	829
DT Midstream, Inc.
4.13%, 06/15/29 (c)	545	471
4.38%, 06/15/31 (c)	240	202
Ecopetrol S.A.
5.88%, 05/28/45	345	227
Enbridge Inc.
2.50%, 02/14/25	1,370	1,306
Enterprise Products Operating LLC
4.20%, 01/31/50	1,890	1,457
EQM Midstream Partners, LP
6.00%, 07/01/25 (c)	156	154
7.50%, 06/01/27 - 06/01/30 (c)	330	330
6.50%, 07/01/27 (c)	205	200
5.50%, 07/15/28	155	145
4.50%, 01/15/29 (c)	235	209
4.75%, 01/15/31 (c)	240	207
FS Luxembourg S.a r.l.
10.00%, 12/15/25 (c)	110	113
Genesis Energy, L.P.
6.50%, 10/01/25	280	275
6.25%, 05/15/26	65	62
7.75%, 02/01/28	325	308
Harvest Midstream I, L.P.
7.50%, 09/01/28 (c)	505	488
ITT Holdings LLC
6.50%, 08/01/29 (c)	695	594
Joint Stock Company National Company Kazmunaygas
5.75%, 04/19/47 (c)	375	291
Kinder Morgan, Inc.
5.55%, 06/01/45	735	633
Kinetik Holdings LP
5.88%, 06/15/30 (c)	290	272
Leeward Renewable Energy Operations, LLC
4.25%, 07/01/29 (c)	305	250
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	330	311
MV24 Capital B.V.
6.75%, 06/01/34 (c)	185	163
Nabors Industries, Inc.
7.38%, 05/15/27 (c)	260	252
New Fortress Energy Inc.
6.75%, 09/15/25 (c)	345	329
6.50%, 09/30/26 (c)	720	662
Northern Oil and Gas Incorporated
8.13%, 03/01/28 (c)	295	294
Permian Resources Operating, LLC
7.00%, 01/15/32 (c)	330	326
Petrobras Global Finance B.V.
5.50%, 06/10/51	105	80
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 11/15/26 (d) (e) (g) (h)	5,862	320
0.00%, 04/12/27 (d) (e) (h)	477	26
Petroleos Mexicanos
6.35%, 02/12/48	505	289
7.69%, 01/23/50	1,250	804
PT Pertamina (Persero)
6.45%, 05/30/44 (c)	260	248
Repsol International Finance B.V.
4.25%, (100, 09/11/28), EUR (h) (j)	130	125
Rockcliff Energy II LLC
5.50%, 10/15/29 (c)	220	198
Summit Midstream Holdings, LLC
9.00%, 10/15/26 (c) (f)	485	466
Sunnova Energy Corporation
5.88%, 09/01/26 (c)	650	557
11.75%, 10/01/28 (c)	145	140
Tallgrass Energy Partners, LP
7.50%, 10/01/25 (c)	140	140
5.50%, 01/15/28 (c)	340	310
6.00%, 12/31/30 - 09/01/31 (c)	685	603
Valaris Limited
8.38%, 04/30/30 (c)	150	150
Venture Global LNG, Inc.
8.38%, 06/01/31 (c)	215	212
		21,558

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Consumer Staples 2.5%
AA Bond Co Limited
6.50%, 01/31/26, GBP (h)	100	107
6.50%, 01/31/26, GBP (c)	100	107
APX Group, Inc.
5.75%, 07/15/29 (c)	655	553
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (c)	325	269
Avis Budget Finance PLC
7.25%, 07/31/30, EUR	133	139
BCP V Modular Services Finance II PLC
6.13%, 11/30/28, GBP (h)	178	177
Bellis Acquisition Company PLC
3.25%, 02/16/26, GBP (h)	100	106
Bellis Finco PLC
4.00%, 02/16/27, GBP (h)	150	139
Constellation Brands, Inc.
2.25%, 08/01/31	1,715	1,336
Coty Inc.
3.88%, 04/15/26, EUR (h)	185	190
5.00%, 04/15/26 (c)	335	322
6.50%, 04/15/26 (c)	80	80
Energizer Holdings, Inc.
4.38%, 03/31/29 (c)	305	255
IPD 3 B.V.
8.00%, 06/15/28, EUR (c)	100	107
Kapla Holding
3.38%, 12/15/26, EUR (h)	168	159
Kraft Heinz Foods Company
3.88%, 05/15/27	120	113
Loxama
5.75%, 07/15/27, EUR (h)	226	221
MHP SE
7.75%, 05/10/24 (c)	275	234
Molson Coors Beverage Company
4.20%, 07/15/46	1,890	1,413
Natura Cosmeticos S.A.
4.13%, 05/03/28 (c)	245	211
Neptune BidCo US Inc.
9.29%, 04/15/29 (c)	315	285
Paganini BidCo S.p.A.
7.96%, (3 Month EURIBOR + 4.25%), 10/30/28, EUR (b) (h)	100	105
Performance Food Group Company
5.50%, 10/15/27 (c)	345	326
Philip Morris International Inc.
5.38%, 02/15/33	2,310	2,188
Pilgrim's Pride Corporation
4.25%, 04/15/31	415	346
3.50%, 03/01/32	480	371
6.25%, 07/01/33	215	202
6.88%, 05/15/34	205	201
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (c)	311	309
5.75%, 04/15/26 (c)	235	228
6.25%, 01/15/28 (c)	570	528
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (h)	100	95
Q-Park Holding I B.V.
1.50%, 03/01/25, EUR (h)	200	204
RAC Bond Co PLC
5.25%, 11/04/27, GBP (f) (h)	100	100
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (c)	125	125
7.75%, 03/15/31 (c)	250	254
Safeway Inc.
5.88%, 02/15/28 (c)	520	500
3.50%, 03/15/29 (c)	230	196
4.88%, 02/15/30 (c)	215	194
Sigma Holdco B.V.
5.75%, 05/15/26, EUR (h) (k)	100	88
Sysco Corporation
6.60%, 04/01/50 (m)	1,152	1,194
3.15%, 12/14/51	870	533
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26, EUR (h)	264	271
U.S. Foods Inc.
6.88%, 09/15/28 (c)	135	135
7.25%, 01/15/32 (c)	165	165
United Rentals (North America), Inc.
5.25%, 01/15/30	405	374
3.75%, 01/15/32	320	258
Verisure Holding AB
3.88%, 07/15/26, EUR (h)	365	363
3.25%, 02/15/27, EUR (h)	100	95
		16,471
Health Care 2.2%
AbbVie Inc.
3.80%, 03/15/25	1,965	1,911
Amgen Inc.
2.77%, 09/01/53	1,400	780
5.75%, 03/02/63	965	891
Avantor, Inc.
3.88%, 07/15/28, EUR (h)	115	111
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (h)	200	194
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28, EUR (h)	240	231
7.50%, 05/15/30, EUR (h)	100	105
Community Health Systems, Inc.
5.63%, 03/15/27 (c)	150	128
8.00%, 12/15/27 (c)	186	172
6.00%, 01/15/29 (c)	230	186
5.25%, 05/15/30 (c)	285	217
4.75%, 02/15/31 (c)	305	216
CVS Health Corporation
5.05%, 03/25/48	2,650	2,203
Encompass Health Corporation
4.75%, 02/01/30	320	283
Gilead Sciences, Inc.
5.25%, 10/15/33	380	371
5.55%, 10/15/53	380	365
Grunenthal GmbH
3.63%, 11/15/26, EUR (h)	100	100
HCA Inc.
5.50%, 06/01/33	675	638
Merck & Co., Inc.
2.90%, 12/10/61	1,300	748
Molina Healthcare, Inc.
3.88%, 11/15/30 - 05/15/32 (c)	745	606
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (c)	800	676
5.25%, 10/01/29 (c)	195	169
Nidda Healthcare Holding GmbH
7.50%, 08/21/26, EUR (h)	216	230
Pfizer Investment Enterprises Pte. Ltd
5.34%, 05/19/63	800	729
Roche Holdings, Inc.
2.61%, 12/13/51 (c)	1,280	762
Tenet Healthcare Corporation
6.13%, 10/01/28 - 06/15/30	700	658
6.75%, 05/15/31 (c)	120	116
Teva Pharmaceutical Finance Netherlands II B.V.
1.88%, 03/31/27, EUR (h)	155	140
1.63%, 10/15/28, EUR (h)	545	450
		14,386
Utilities 1.9%
Calpine Corporation
5.13%, 03/15/28 (c)	160	142
4.63%, 02/01/29 (c)	672	563
5.00%, 02/01/31 (c)	719	582
Centrica PLC
5.25%, 04/10/75, GBP (h)	185	216
Constellation Energy Generation, LLC
6.50%, 10/01/53	375	375
Dominion Energy, Inc.
4.35%, (100, 01/15/27) (j)	390	340

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Edison International
5.00%, (100, 12/15/26) (j)	1,380	1,181
EDP - Energias de Portugal, S.A.
5.94%, 04/23/83, EUR (h)	300	314
Electricite de France
2.63%, (100, 12/01/27), EUR (h) (j)	600	520
4.00%, (100, 10/04/24), EUR (h) (j)	100	103
Energia Group Roi Financeco Designated Activity Company
6.88%, 07/31/28, EUR (c)	207	214
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (f)	1,200	1,196
NGG Finance PLC
5.63%, 06/18/73, GBP (h)	200	232
NRG Energy, Inc.
10.25%, (100, 03/15/28) (c) (j)	315	308
3.38%, 02/15/29 (c)	265	214
3.63%, 02/15/31 (c)	905	686
3.88%, 02/15/32 (c)	175	131
Pacific Gas And Electric Company
4.30%, 03/15/45	2,375	1,598
Solaris Midstream Holdings, LLC
7.63%, 04/01/26 (c)	375	362
Talen Energy Supply, LLC
8.63%, 06/01/30 (c)	235	241
The Southern Company
4.00%, 01/15/51	2,250	2,087
Vistra Corp.
7.00%, (100, 12/15/26) (c) (j)	295	271
Vistra Operations Company LLC
5.50%, 09/01/26 (c)	115	110
4.38%, 05/01/29 (c)	295	254
7.75%, 10/15/31 (c)	235	232
		12,472
Materials 1.7%
Avient Corporation
7.13%, 08/01/30 (c)	370	363
Ball Corporation
2.88%, 08/15/30	730	578
3.13%, 09/15/31	175	137
Carpenter Technology Corporation
6.38%, 07/15/28	25	24
7.63%, 03/15/30	315	316
Corporacion Nacional del Cobre de Chile
3.15%, 01/14/30 (c)	805	682
CSN Islands XII Corp
6.75%, 01/28/28 (c)	830	769
Diamond Escrow Issuer, LLC
9.63%, 11/15/28, EUR (h)	100	105
9.75%, 11/15/28 (c)	400	399
First Quantum Minerals Ltd
7.50%, 04/01/25 (c)	125	125
6.88%, 03/01/26 (c)	245	238
8.63%, 06/01/31 (c)	160	159
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (c)	180	163
6.13%, 04/15/32 (c)	265	242
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (h)	100	92
H.B. Fuller Company
4.25%, 10/15/28	340	300
Hudbay Minerals Inc.
4.50%, 04/01/26 (c)	875	816
6.13%, 04/01/29 (c)	150	139
INEOS Finance PLC
3.38%, 03/31/26, EUR (h)	200	198
2.88%, 05/01/26, EUR (h)	100	98
6.75%, 05/15/28 (c)	785	735
Ineos Quattro Finance 1 PLC
3.75%, 07/15/26, EUR (h) (k)	500	470
Ineos Quattro Finance 2 PLC
3.38%, 01/15/26 (c)	620	568
Kronos International, Inc.
3.75%, 09/15/25, EUR (h)	205	195
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (h)	100	87
Metinvest B.V.
7.65%, 10/01/27 (c)	105	68
7.75%, 10/17/29 (c)	565	344
Novelis Corporation
3.88%, 08/15/31 (c)	645	515
Olympus Water US Holding Corporation
3.88%, 10/01/28, EUR (h)	100	88
4.25%, 10/01/28 (c)	355	289
Periama Holdings, LLC
5.95%, 04/19/26 (h)	290	275
Sealed Air Corporation
5.00%, 04/15/29 (c)	380	342
Synthomer PLC
3.88%, 07/01/25, EUR (h) (k)	110	111
Tronox Incorporated
4.63%, 03/15/29 (c)	550	443
Volcan Compania Minera S.A.A.
4.38%, 02/11/26 (c)	124	71
W. R. Grace Holdings LLC
5.63%, 08/15/29 (c)	600	484
Wepa Hygieneprodukte GmbH
2.88%, 12/15/27, EUR (h)	163	151
		11,179
Information Technology 1.1%
Analog Devices, Inc.
2.95%, 10/01/51	505	315
Apple Inc.
2.85%, 08/05/61	1,370	808
CDW Finance Corporation
3.57%, 12/01/31	327	268
Commscope Finance LLC
8.25%, 03/01/27 (c)	405	266
Endure Digital, Inc.
6.00%, 02/15/29 (c)	250	189
Infineon Technologies AG
2.88%, (100, 01/01/25), EUR (h) (j)	100	101
Intuit Inc.
5.50%, 09/15/53	380	364
McAfee Corp.
7.38%, 02/15/30 (c)	510	427
Minerva Merger Sub Inc
6.50%, 02/15/30 (c)	315	263
Oracle Corporation
4.00%, 11/15/47	2,205	1,551
3.95%, 03/25/51	1,380	946
5.55%, 02/06/53	1,365	1,195
Presidio Holdings, Inc.
4.88%, 02/01/27 (c)	280	259
8.25%, 02/01/28 (c)	400	382
		7,334
Real Estate 0.8%
American Tower Corporation
2.40%, 03/15/25	1,065	1,009
Anywhere Real Estate Group LLC
5.75%, 01/15/29 (c)	339	245
5.25%, 04/15/30 (c) (k)	570	396
Country Garden Holdings Company Limited
4.80%, 08/06/30 (h)	365	23
Emeria
3.38%, 03/31/28, EUR (h)	256	216
Heimstaden Bostad AB
3.25%, (100, 11/19/24), EUR (h) (j)	200	117
1.63%, 10/13/31, EUR (h)	150	99
Iron Mountain Incorporated
4.88%, 09/15/27 (c)	280	258
5.25%, 03/15/28 (c)	310	285
5.63%, 07/15/32 (c)	535	461
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/32 (c)	165	136
MPT Operating Partnership, L.P.
3.50%, 03/15/31	175	109

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Park Intermediate Holdings LLC
5.88%, 10/01/28 (c)	260	237
RHP Hotel Properties, LP
4.75%, 10/15/27	430	393
4.50%, 02/15/29 (c)	155	133
RLJ III-EM Columbus Lessee, LLC
3.75%, 07/01/26 (c)	410	371
4.00%, 09/15/29 (c)	100	82
Uniti Group Inc.
10.50%, 02/15/28 (c)	220	216
XHR LP
6.38%, 08/15/25 (c)	310	304
4.88%, 06/01/29 (c)	210	178
		5,268
Total Corporate Bonds And Notes (cost $280,878)		242,705
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.8%
522 Funding CLO 2019-5, Ltd.
Series 2019-DR-5A, 8.56%, (3 Month Term SOFR + 3.25%), 04/16/35 (b)	2,850	2,625
AmCap Funding LLC
Series 2018-A-1, 4.98%, 12/15/23	1,880	1,874
Amur Equipment Finance Receivables XI LLC
Series 2022-A2-2A, 5.30%, 06/21/28	400	396
Avis Budget Rental Car Funding (AESOP) LLC
Series 2021-B-2A, 1.90%, 02/20/27	761	657
Series 2019-A-3A, REMIC, 2.36%, 03/20/25	930	887
Bank 2019-BNK17
Series 2019-C-BN17, REMIC, 4.66%, 04/17/29 (b)	455	342
Bank 2021-BNK38
Series 2021-C-BN38, REMIC, 3.32%, 12/17/31 (b)	343	216
Battalion CLO XXI Ltd.
Series 2021-D-21A, 8.87%, (3 Month Term SOFR + 3.56%), 07/17/34 (b)	1,000	940
BBCMS Mortgage Trust 2019-C5
Series 2019-C-C5, REMIC, 3.71%, 11/16/29	411	298
BBCMS Mortgage Trust 2022-C17
Interest Only, Series 2022-XA-C17, REMIC, 1.33%, 09/17/55 (b)	8,219	602
Benchmark 2020-B16 Mortgage Trust
Series 2020-C-B16, REMIC, 3.65%, 01/17/30 (b)	781	559
Benchmark 2020-B17 Mortgage Trust
Series 2020-C-B17, REMIC, 3.37%, 03/15/30 (b)	964	665
Benefit Street Partners CLO XIX, Ltd
Series 2019-D-19A, 9.37%, (3 Month Term SOFR + 4.06%), 01/18/33 (b)	2,600	2,586
BMO 2023-C5 Mortgage Trust
Series 2023-C-C5, REMIC, 6.63%, 05/17/33 (b)	384	346
BPR Trust 2022-OANA
Series 2022-D-OANA, REMIC, 9.03%, (1 Month Term SOFR + 3.69%), 04/15/24 (b)	2,275	2,216
BX Commercial Mortgage Trust 2021-VOLT
Series 2021-D-VOLT, REMIC, 7.10%, (1 Month Term SOFR + 1.76%), 09/15/36 (b)	2,505	2,386
BX Trust 2019-OC11
Series 2019-C-OC11, REMIC, 3.86%, 12/11/29	782	656
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29 (b)	1,489	1,224
Cambridge Trust Company
Series 2019-F-LIFE, REMIC, 8.00%, (1 Month Term SOFR + 2.66%), 12/15/37 (b)	464	450
Citigroup Commercial Mortgage Trust
Series 2023-C-SMRT, REMIC, 6.05%, 06/12/28	635	612
Citigroup Commercial Mortgage Trust 2014-GC25
Interest Only, Series 2014-XA-GC25, REMIC, 1.09%, 10/11/47 (b)	11,239	63
Citigroup Commercial Mortgage Trust 2015-GC27
Interest Only, Series 2015-XA-GC27, REMIC, 1.45%, 02/12/48 (b)	6,000	68
Citigroup Commercial Mortgage Trust 2017-P8
Series 2017-C-P8, REMIC, 4.40%, 09/17/27 (b)	473	367
Citigroup Commercial Mortgage Trust 2023-PRM3
Series 2023-C-PRM3, REMIC, 6.36%, 07/10/28 (b)	532	508
COMM 2012-CCRE4 Mortgage Trust
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/45	1,835	1,599
COMM 2014-CCRE16 Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 1.09%, 04/12/47 (b)	11,361	27
COMM 2014-LC15 Mortgage Trust
Interest Only, Series 2014-XA-LC15, REMIC, 1.20%, 04/12/47 (b)	13,668	23
COMM 2014-UBS3 Mortgage Trust
Interest Only, Series 2014-XA-UBS3, REMIC, 1.21%, 06/12/47 (b)	11,402	28
COMM 2014-UBS4 Mortgage Trust
Interest Only, Series 2014-XA-UBS6, REMIC, 0.97%, 12/12/47 (b)	9,235	57
CSAIL 2018-C14 Commercial Mortgage Trust
Series 2018-C-C14, REMIC, 5.06%, 10/17/28 (b)	668	509
CSMC 2019-ICE4
Series 2019-E-ICE4, REMIC, 7.53%, (1 Month Term SOFR + 2.20%), 05/15/36 (b)	374	370
Series 2019-F-ICE4, REMIC, 8.03%, (1 Month Term SOFR + 2.70%), 05/15/36 (b)	838	826
CyrusOne Data Centers Issuer I LLC
Series 2023-A2-1A, 4.30%, 04/20/28	1,855	1,649
Eleven Madison Trust 2015-11MD Mortgage Trust
Series 2015-A-11MD, REMIC, 3.67%, 09/11/25 (b)	592	517
Elmwood CLO IV Ltd
Series 2020-D-1A, 8.72%, (3 Month Term SOFR + 3.41%), 04/15/33 (b)	4,250	4,236
Enbridge Pipelines (Southern Lights) L.L.C.
Series 2015-CR2-2A, 8.34%, (3 Month Term SOFR + 3.01%), 07/22/30 (b)	2,250	2,166
Five 2023-V1 Mortgage Trust
Series 2023-C-V1, REMIC, 6.62%, 02/11/28 (b)	651	589
Frontier Issuer LLC
Series 2023-A2-1, 6.60%, 07/20/28	1,303	1,246
GS Mortgage Securities Trust 2014-GC18
Interest Only, Series 2014-XA-GC18, REMIC, 1.16%, 01/11/47 (b)	10,654	23
GS Mortgage Securities Trust 2014-GC26
Interest Only, Series 2014-XA-GC26, REMIC, 1.06%, 11/13/47 (b)	9,853	68
GS Mortgage Securities Trust 2015-GC30
Interest Only, Series 2015-XA-GC30, REMIC, 0.86%, 05/12/50 (b)	15,228	134
GS Mortgage Securities Trust 2015-GS1
Series 2015-AS-GS1, REMIC, 4.04%, 11/13/25 (b)	1,367	1,212
GS Mortgage Securities Trust 2019-GC42
Series 2019-C-GC42, REMIC, 3.82%, 09/12/29 (b)	823	597
Hilton Grand Vacations Trust 2022-1D
Series 2022-D-1D, 6.79%, 06/20/34	484	453
Hilton Grand Vacations Trust 2022-2
Series 2022-A-2A, 4.30%, 08/27/29	536	509
Hilton USA Trust 2016-HHV
Series 2016-C-HHV, REMIC, 4.33%, 11/05/26 (b)	400	370
Intown 2022-Stay Mortgage Trust
Series 2022-A-STAY, REMIC, 7.82%, (1 Month Term SOFR + 2.49%), 08/15/24 (b)	1,708	1,710
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-D-OPO, REMIC, 3.56%, 01/08/27 (b)	1,814	1,181
Kayne CLO 6 Ltd
Series 2019-D-6A, 9.59%, (3 Month Term SOFR + 4.26%), 01/21/33 (b)	2,450	2,450
Kayne CLO 7 Ltd
Series 2020-D-7A, 8.52%, (3 Month Term SOFR + 3.21%), 04/18/33 (b)	1,900	1,877

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Magnetite XXIV, Limited
Series 2019-DR-24A, 8.62%, (3 Month Term SOFR + 3.31%), 04/15/35 (b)	5,200	4,893
Manhattan West 2020-1MW Mortgage Trust
Series 2020-C-1MW, REMIC, 2.41%, 09/10/27 (b)	428	355
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 8.44%, (3 Month Term SOFR + 3.11%), 04/20/29 (b)	2,000	1,961
MetroNet Infrastructure Issuer LLC
Series 2022-A2-1A, 6.35%, 10/20/27 (c)	2,047	1,974
Milos CLO, Ltd.
Series 2017-DR-1A, 8.34%, (3 Month Term SOFR + 3.01%), 10/21/30 (b)	1,750	1,679
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Series 2017-C-C33, REMIC, 4.56%, 05/17/27 (b)	652	540
Morgan Stanley Capital I Trust 2017-H1
Series 2017-B-H1, REMIC, 4.08%, 05/17/27	399	347
Series 2017-C-H1, REMIC, 4.28%, 05/17/27 (b)	841	681
Morgan Stanley Capital I Trust 2018-H4
Series 2018-C-H4, REMIC, 5.24%, 12/15/28 (b)	534	429
MSWF Commercial Mortgage Trust 2023-1
Series 2023-C-1, REMIC, 6.91%, 05/17/33 (b)	523	462
MVW 2022-1 LLC
Series 2022-B-1A, 4.40%, 11/21/39	911	849
Navient Private Education Refi Loan Trust 2021-B
Series 2021-A-BA, 0.94%, 06/15/28	393	341
Navient Private Education Refi Loan Trust 2021-E
Series 2021-A-EA, REMIC, 0.97%, 12/15/28	430	360
Navient Private Education Refi Loan Trust 2021-F
Series 2021-A-FA, REMIC, 1.11%, 05/15/29	3,885	3,241
Navient Private Education Refi Loan Trust 2021-G
Series 2021-A-GA, 1.58%, 06/15/29	1,603	1,352
OBX 2021-NQM4 Trust
Series 2021-A1-NQM4, 1.96%, 10/25/61	2,012	1,573
OHA Loan Funding 2016-1, Ltd.
Series 2016-DR-1A, 8.59%, (3 Month Term SOFR + 3.26%), 01/20/33 (b)	3,250	3,214
OneMain Financial Issuance Trust 2022-2
Series 2022-A-2A, 4.89%, 10/14/34	1,807	1,771
SG Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 1.74%, 10/25/23 (b)	3,070	2,404
Sierra Timeshare 2021-1 Receivables Funding LLC
Series 2021-B-1A, REMIC, 1.34%, 11/20/37	414	381
Sierra Timeshare 2021-2 Receivables Funding LLC
Series 2021-C-2A, 1.95%, 09/20/38	301	276
Series 2021-D-2A, 3.23%, 09/20/38	257	231
Sierra Timeshare 2023-1 Receivables Funding LLC
Series 2023-C-1A, 7.00%, 01/20/40	356	350
Sierra Timeshare 2023-2 Receivables Funding LLC
Series 2023-C-2A, 7.30%, 04/20/40	314	312
Series 2023-D-2A, 9.72%, 04/20/40	530	531
SoFi Professional Loan Program 2020-A Trust
Series 2020-BFX-A, REMIC, 3.12%, 05/15/46	403	320
Starwood Mortgage Residential Trust 2021-5
Series 2021-A1-5, REMIC, 1.92%, 09/25/66 (b)	6,382	5,025
Structured Asset Investment Loan Trust 2005-4
Series 2003-M1-BC5, REMIC, 6.56%, (1 Month Term SOFR + 1.24%), 06/25/33 (b) (f)	14	14
TAL Advantage VII, LLC
Series 2020-A-1A, REMIC, 2.05%, 09/20/45	353	310
Taubman Centers Commercial Mortgage Trust 2022-DPM
Series 2022-B-DPM, REMIC, 8.26%, (1 Month Term SOFR + 2.93%), 05/15/24 (b)	1,648	1,608
Series 2022-C-DPM, REMIC, 9.11%, (1 Month Term SOFR + 3.78%), 05/15/37 (b)	975	944
TICP CLO VII, Ltd.
Series 2017-DR-7A, 8.77%, (3 Month Term SOFR + 3.46%), 04/15/33 (b)	1,000	989
TICP CLO XV, Ltd.
Series 2020-D-15A, 8.74%, (3 Month Term SOFR + 3.41%), 04/20/33 (b)	500	495
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	1,536	1,390
Trestles CLO III Ltd
Series 2020-D-3A, 8.84%, (3 Month Term SOFR + 3.51%), 01/20/33 (b)	1,000	976
Trinitas CLO Ltd
Series 2021-D-16A, 8.89%, (3 Month Term SOFR + 3.56%), 07/20/34 (b)	1,500	1,427
Vantage Data Centers Issuer, LLC
Series 2021-A2-1A, 2.17%, 10/15/26	780	683
Verus Securitization Trust 2021-6
Series 2021-A1-6, REMIC, 1.63%, 10/25/66 (b)	5,823	4,539
Series 2021-A3-6, REMIC, 1.89%, 10/25/66 (b)	1,500	1,178
Verus Securitization Trust 2022-4
Series 2022-A3-4, REMIC, 4.71%, 04/25/67 (b)	778	716
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-C-NXS4, REMIC, 4.84%, 11/18/25 (b)	357	318
WFRBS Commercial Mortgage Trust 2014-C21
Interest Only, Series 2014-XA-C21, REMIC, 1.15%, 08/16/47 (b)	9,687	46
WFRBS Commercial Mortgage Trust 2014-LC14
Interest Only, Series 2014-XA-LC14, REMIC, 1.39%, 03/15/47 (b)	5,123	1
Total Non-U.S. Government Agency Asset-Backed Securities (cost $105,826)		97,455
SENIOR FLOATING RATE INSTRUMENTS 0.0%
Utilities 0.0%
Nautilus Power, LLC
Term Loan, 10.75%, (1 Month USD LIBOR + 2.75%), 04/28/24 (b)	226	174
Information Technology 0.0%
GTT Communications, Inc.
2022 Opco Term Loan, 12.43%, (1 Month Term SOFR + 7.10%), 12/30/27 (b)	63	54
2022 Holdco Term Loan, 14.34%, (3 Month Term SOFR + 9.10%), 06/30/28 (b)	50	29
		83
Total Senior Floating Rate Instruments (cost $299)		257
COMMON STOCKS 0.0%
Financials 0.0%
AFLAC Incorporated (d)	1	14
Total Common Stocks (cost $9)		14
SHORT TERM INVESTMENTS 4.2%
Investment Companies 2.2%
JNL Government Money Market Fund - Class I, 5.16% (n) (o)	14,371	14,371
U.S. Treasury Bill 1.1%
Treasury, United States Department of
4.86%, 11/30/23	7,000	6,939
Securities Lending Collateral 0.9%
JNL Government Money Market Fund - Class SL, 5.26% (n) (o)	6,038	6,038
Total Short Term Investments (cost $27,347)		27,348
Total Investments 117.6% (cost $844,530)		775,756
Other Derivative Instruments 0.0%		194
Other Assets and Liabilities, Net (17.6)%		(116,222)
Total Net Assets 100.0%		659,728

(a) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $121,694.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $98,611 and 14.9% of the Fund.

(d) Non-income producing security.

(e) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(i) Convertible security.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) All or a portion of the security was on loan as of September 30, 2023.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Neuberger Berman Strategic Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	29,929	253,726	269,284	598	—	—	14,371	2.2
JNL Government Money Market Fund, 5.26% - Class SL	—	33,433	27,395	126	—	—	6,038	0.9
JNL Securities Lending Collateral Fund - Institutional Class	7,819	64,446	72,265	245	—	—	—	—
	37,748	351,605	368,944	969	—	—	20,409	3.1

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 6.50%, 01/31/26	09/13/23	110	107	—
Abertis Infraestructuras Finance B.V., 3.25% (callable at 100, 11/24/25)	02/01/23	300	289	0.1
Adient Global Holdings Ltd, 3.50%, 08/15/24	04/20/22	46	47	—
Afflelou, 4.25%, 05/19/26	07/09/21	210	174	—
Allwyn International a.s., 3.88%, 02/15/27	02/18/21	280	241	0.1
Altice Financing S.A., 4.25%, 08/15/29	11/11/21	284	219	0.1
Altice France, 4.13%, 01/15/29	11/10/21	326	219	0.1
Altice France Holding S.A., 4.00%, 02/15/28	02/17/21	116	49	—
Aramark International Finance S.a r.l., 3.13%, 04/01/25	09/26/22	256	287	0.1
Ardagh Packaging Finance Public Limited Company, 4.75%, 07/15/27	03/25/22	226	177	—
Avantor, Inc., 3.88%, 07/15/28	06/06/23	114	111	—
B&M European Value Retail S.A., 3.63%, 07/15/25	12/20/22	144	145	—
Banco Do Brasil SA, 6.25% (callable at 100, 04/15/24)	06/08/21	554	507	0.1
Banco Santander, S.A., 7.50% (callable at 100, 02/08/24)	11/05/19	805	778	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	02/01/23	205	194	—
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28	12/09/21	235	177	—
Bellis Acquisition Company PLC, 3.25%, 02/16/26	08/16/23	111	106	—
Bellis Finco PLC, 4.00%, 02/16/27	08/04/22	140	139	—
Benteler International Aktiengesellschaft, 9.38%, 05/15/28	06/29/23	173	169	—
BK LC Lux Finco 1 S.a r.l., 5.25%, 04/30/29	06/23/21	157	133	—
British Telecommunications Public Limited Company, 8.38%, 12/20/83	09/01/23	251	243	0.1
Canpack Spolka Akcyjna, 2.38%, 11/01/27	06/29/23	95	92	—
Ceconomy AG, 1.75%, 06/24/26	06/06/23	267	254	0.1
Centrica PLC, 5.25%, 04/10/75	08/24/22	202	216	—
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28	07/19/22	219	231	0.1
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	09/19/23	107	105	—
Cirsa Finance International S.a r.l., 4.75%, 05/22/25	11/12/21	199	218	—
Clarios Global LP, 4.38%, 05/15/26	10/29/21	291	253	0.1
COMMERZBANK Aktiengesellschaft, 7.00% (callable at 100, 04/09/25)	08/18/20	402	358	0.1
Constellation Automotive Financing PLC, 4.88%, 07/15/27	07/07/23	101	93	—
Coty Inc., 3.88%, 04/15/26	01/11/23	190	190	—
Country Garden Holdings Company Limited, 4.80%, 08/06/30	02/22/21	382	23	—
CPUK Mortgage Finance Limited, 6.50%, 08/28/50	04/12/23	155	151	—
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	08/18/23	227	219	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Deutsche Lufthansa Aktiengesellschaft, 3.00%, 05/29/26	01/19/23	308	297	0.1
Deutsche Lufthansa Aktiengesellschaft, 3.75%, 02/11/28	01/12/23	100	98	—
Diamond Escrow Issuer, LLC, 9.63%, 11/15/28	09/11/23	108	105	—
Douglas GmbH, 6.00%, 04/08/26	06/05/23	219	220	0.1
Dufry One B.V., 2.00%, 02/15/27	11/04/20	251	214	—
EDP - Energias de Portugal, S.A., 5.94%, 04/23/83	05/04/23	327	314	0.1
EG Global Finance PLC, 4.38%, 02/07/25	11/01/21	271	241	0.1
Eircom Limited, 3.50%, 05/15/26	10/29/21	222	189	—
Electricite de France, 2.63% (callable at 100, 12/01/27)	01/24/23	534	520	0.1
Electricite de France, 4.00% (callable at 100, 10/04/24)	01/25/23	106	103	—
Emeria, 3.38%, 03/31/28	02/16/23	223	216	—
Emirates NBD Bank PJSC, 6.13% (callable at 100, 03/20/25)	03/04/21	593	566	0.1
Encore Capital Group, Inc., 4.25%, 06/01/28	11/10/21	240	174	—
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	07/31/23	92	84	—
Fiber Bidco S.P.A., 9.60%, 10/25/27	05/11/23	219	213	—
Forvia, 7.25%, 06/15/26	02/16/23	110	109	—
Forvia, 2.38%, 06/15/27	11/03/21	173	139	—
Forvia, 3.75%, 06/15/28	02/17/21	123	95	—
Grunenthal GmbH, 3.63%, 11/15/26	04/21/22	106	100	—
Guala Closures S.p.A., 3.25%, 06/15/28	07/13/23	99	92	—
Heimstaden Bostad AB, 3.25% (callable at 100, 11/19/24)	03/02/23	166	117	—
Heimstaden Bostad AB, 1.63%, 10/13/31	09/08/23	101	99	—
IHO Verwaltungs GmbH, 3.75%, 09/15/26	06/27/23	103	99	—
IHO Verwaltungs GmbH, 3.88%, 05/15/27	04/21/22	205	191	—
Iliad Holding, 5.63%, 10/15/28	12/09/21	423	385	0.1
INEOS Finance PLC, 3.38%, 03/31/26	11/01/21	235	198	—
INEOS Finance PLC, 2.88%, 05/01/26	10/20/21	117	98	—
Ineos Quattro Finance 1 PLC, 3.75%, 07/15/26	11/11/21	578	470	0.1
Infineon Technologies AG, 2.88% (callable at 100, 01/01/25)	06/06/23	102	101	—
International Consolidated Airlines Group, S.A., 3.75%, 03/25/29	01/24/23	188	183	—
Intrum AB, 3.50%, 07/15/26	11/01/21	116	83	—
Intrum AB, 3.00%, 09/15/27	11/10/21	111	72	—
Jaguar Land Rover Automotive PLC, 4.50%, 01/15/26	02/17/21	207	172	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	11/10/21	216	173	—
Kapla Holding, 3.38%, 12/15/26	11/11/21	192	159	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	06/06/23	109	107	—
Kronos International, Inc., 3.75%, 09/15/25	02/17/21	236	195	—
LHMC Finco 2 S.A R.L., 7.25%, 10/02/25	11/29/22	98	107	—
Lorca Telecom Bondco SA., 4.00%, 09/18/27	11/10/21	704	594	0.1
Loxama, 5.75%, 07/15/27	11/01/21	266	221	0.1
Lune Holdings S.a r.l., 5.63%, 11/15/28	06/06/23	92	87	—
Maison Finco PLC, 6.00%, 10/31/27	12/09/21	139	101	—
Maxeda DIY Holding B.V., 5.88%, 10/01/26	10/29/21	196	136	—
Mobico Group PLC, 4.25% (callable at 100, 11/26/25)	02/17/21	205	152	—
Motion Bondco Designated Activity Company, 4.50%, 11/15/27	02/18/21	142	110	—
Motion Finco S.a r.l., 7.38%, 06/15/30	09/08/23	106	103	—
Next Group PLC, 3.63%, 05/18/28	09/25/18	394	330	0.1
NGG Finance PLC, 5.63%, 06/18/73	03/27/23	238	232	0.1
Nidda Healthcare Holding GmbH, 7.50%, 08/21/26	09/08/23	232	230	0.1
Olympus Water US Holding Corporation, 3.88%, 10/01/28	03/08/23	88	88	—
Paganini BidCo S.p.A., 7.96%, 10/30/28	06/06/23	106	105	—
Periama Holdings, LLC, 5.95%, 04/19/26	05/05/21	302	275	0.1
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	271	0.1
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	49	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	26	—
Pinewood Finco PLC, 3.25%, 09/30/25	09/08/23	175	171	—
PLT VII Finance S.a r.l., 4.63%, 01/05/26	11/01/21	269	235	0.1
Primo Water Holdings Inc., 3.88%, 10/31/28	05/11/23	97	95	—
Q-Park Holding I B.V., 1.50%, 03/01/25	08/03/23	211	204	—
RAC Bond Co PLC, 5.25%, 11/04/27	05/17/23	103	100	—
Repsol International Finance B.V., 4.25% (callable at 100, 09/11/28)	02/17/21	169	125	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	163	—
Rolls-Royce Group PLC, 5.75%, 10/15/27	11/11/21	437	347	0.1
Romania, Government of, 3.00%, 02/14/31	01/06/22	856	683	0.1
Romania, Government of, 4.00%, 02/14/51	01/06/22	694	451	0.1
Schaeffler AG, 3.38%, 10/12/28	03/01/22	113	95	—
SES, 2.88% (callable at 100, 05/27/26)	07/31/23	190	185	—
SES, 5.63% (callable at 100, 01/29/24)	03/28/22	111	105	—
Sigma Holdco B.V., 5.75%, 05/15/26	07/04/23	97	88	—
Skandinaviska Enskilda Banken AB, 5.13% (callable at 100, 05/13/25)	09/03/20	812	751	0.1
Synthomer PLC, 3.88%, 07/01/25	02/23/23	111	111	—
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26	04/21/22	277	271	0.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Telecom Italia SPA, 3.00%, 09/30/25	06/05/23	204	201	—
Telecom Italia SPA, 6.88%, 02/15/28	08/18/23	109	106	—
Telecom Italia SPA, 7.88%, 07/31/28	09/26/23	219	219	—
Telefonica Europe B.V., 2.88% (callable at 100, 06/24/27)	05/04/23	189	184	—
Telefonica Europe B.V., 7.13% (callable at 100, 08/23/28)	01/27/23	228	217	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.88%, 03/31/27	02/17/21	181	140	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.63%, 10/15/28	11/10/21	569	450	0.1
TMNL Group Holding B.V., 5.50%, 01/15/30	03/30/23	110	103	—
TVL Finance PLC, 10.25%, 04/28/28	06/29/23	172	170	—
UBS Group Funding (Switzerland) AG, 6.88% (callable at 100, 08/07/25)	11/06/19	1,112	1,004	0.2
UniCredit S.p.A., 8.00% (callable at 100, 06/03/24)	11/05/19	202	197	—
United Group B.V., 4.63%, 08/15/28	07/04/23	161	161	—
Valeo, 5.38%, 05/28/27	06/05/23	215	211	—
Verisure Holding AB, 3.88%, 07/15/26	10/29/21	427	363	0.1
Verisure Holding AB, 3.25%, 02/15/27	11/10/21	115	95	—
Vertical Midco GmbH, 4.38%, 07/15/27	04/13/23	167	158	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	10/29/21	798	593	0.1
Vodafone Group Public Limited Company, 4.88%, 10/03/78	09/01/23	237	229	0.1
Wepa Hygieneprodukte GmbH, 2.88%, 12/15/27	11/09/22	131	151	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	02/17/21	404	353	0.1
Ziggo Bond Company B.V., 3.38%, 02/28/30	09/09/22	267	274	0.1
		32,136	26,881	4.1

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	17	December 2023	AUD	1,953	(3)	(32)
Canada 2 Year Bond	99	December 2023	CAD	10,118	6	(26)
Canadian Bankers' Acceptance	22	December 2024	CAD	5,211	2	3
Euro BOBL	59	December 2023	EUR	6,915	53	(92)
Italy Government BTP Bond	7	December 2023	EUR	768	(60)	—
United States 10 Year Note	140	December 2023		15,436	28	(307)
United States 10 Year Ultra Bond	92	December 2023		10,480	22	(216)
United States 2 Year Note	198	January 2024		40,295	20	(159)
United States 5 Year Note	893	January 2024		94,988	140	(902)
					208	(1,731)
Short Contracts
Canada 10 Year Bond	(29)	December 2023	CAD	(3,442)	(8)	77
Euro Bund	(38)	December 2023	EUR	(5,037)	(62)	159
Euro Buxl 30 Year Bond	(1)	December 2023	EUR	(134)	(3)	12
Euro OAT	(2)	December 2023	EUR	(254)	(3)	8
Euro Schatz	(53)	December 2023	EUR	(5,563)	28	(1)
Long Gilt	(8)	December 2023	GBP	(771)	(13)	21
United States Long Bond	(262)	December 2023		(31,047)	(74)	1,237
United States Ultra Bond	(327)	December 2023		(40,974)	(123)	2,163
					(258)	3,676

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (S)	Paying	4.85	(S)	05/26/25	CAD	14,793	7	(109)
3M Canada Bankers Acceptance (S)	Paying	4.91	(S)	06/07/25	CAD	9,686	5	(64)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	5.56	(S)	07/10/25	NZD	8,666	(3)	(19)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	5.73	(S)	07/11/25	NZD	8,613	(3)	(3)
3M New Zealand Bank Bill Forward Rate Agreement (Q)	Paying	5.68	(S)	09/26/25	NZD	8,128	(4)	(4)
							2	(199)

JNL/Neuberger Berman Strategic Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
ITRAXX.EUR.39 (Q)	1.00	06/20/28	25,660	(317)	(19)	18

Credit default swap agreements - sell protection
CDX.NA.HY.40 (Q)	5.00	06/20/28	(1,225)	19	(3)	(16)
ITRAXX.EUR.XO.39.V2 (Q)	5.00	06/20/28	(6,324)	340	26	96
				359	23	80

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	10/03/23	BRL	1,471	293	(9)
BRL/USD	GSC	11/03/23	BRL	972	193	—
BRL/USD	GSC	12/04/23	BRL	904	178	(2)
CLP/USD	CIT	12/20/23	CLP	323,369	362	—
COP/USD	CIT	12/20/23	COP	1,189,770	286	(3)
CZK/EUR	GSC	11/21/23	EUR	(195)	(206)	3
EUR/CZK	JPM	11/21/23	CZK	(3,096)	(134)	(1)
EUR/CZK	JPM	11/21/23	CZK	(7,437)	(322)	3
EUR/CZK	SSB	11/21/23	CZK	(1,746)	(76)	—
EUR/CZK	JPM	12/20/23	CZK	(5,842)	(253)	(1)
EUR/GBP	CIT	10/19/23	GBP	(343)	(419)	4
EUR/GBP	SSB	10/19/23	GBP	(104)	(127)	2
EUR/HUF	CIT	11/14/23	HUF	(27,979)	(75)	(2)
EUR/HUF	CIT	11/14/23	HUF	(18,332)	(49)	—
EUR/HUF	GSC	11/14/23	HUF	(181,453)	(489)	(6)
EUR/HUF	GSC	11/14/23	HUF	(13,851)	(37)	—
EUR/PLN	JPM	11/20/23	PLN	(2,321)	(530)	1
EUR/PLN	CIT	12/20/23	PLN	(104)	(24)	—
EUR/PLN	JPM	12/20/23	PLN	(644)	(147)	—
EUR/USD	CIT	10/04/23	EUR	469	497	(7)
EUR/USD	CIT	10/04/23	EUR	351	372	—
EUR/USD	GSC	10/04/23	EUR	223	235	(4)
EUR/USD	JPM	10/04/23	EUR	111	117	(2)
EUR/USD	SSB	10/04/23	EUR	167	177	(3)
EUR/USD	CIT	10/19/23	EUR	3,608	3,817	(165)
GBP/EUR	CIT	10/19/23	EUR	(35)	(37)	—
GBP/USD	CIT	10/19/23	GBP	3	3	—
GBP/USD	SSB	10/19/23	GBP	113	138	(10)
HUF/EUR	GSC	11/14/23	EUR	(301)	(318)	—
HUF/EUR	JPM	11/14/23	EUR	(232)	(246)	1
HUF/EUR	SCB	11/14/23	EUR	(52)	(55)	—
HUF/EUR	SSB	11/14/23	EUR	(347)	(368)	(2)
HUF/EUR	SSB	11/14/23	EUR	(53)	(56)	—
IDR/USD	SSB	10/19/23	IDR	25,500,000	1,650	(26)
IDR/USD	CIT	12/20/23	IDR	7,915,007	512	(3)
ILS/USD	GSC	11/21/23	ILS	1,414	371	(5)
ILS/USD	SSB	11/21/23	ILS	848	223	(4)
KRW/USD	GSC	12/20/23	KRW	494,246	368	(7)
KZT/USD	JPM	12/28/23	KZT	54,885	113	2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Neuberger Berman Strategic Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
MXN/USD	CIT	12/20/23	MXN	6,033	342	(2)
MXN/USD	SSB	12/20/23	MXN	2,490	141	(2)
PEN/USD	GSC	10/18/23	PEN	1,322	349	(10)
PEN/USD	GSC	10/18/23	PEN	118	31	—
PEN/USD	SSB	10/18/23	PEN	280	74	(2)
PLN/EUR	GSC	11/20/23	EUR	(152)	(161)	2
PLN/EUR	JPM	11/20/23	EUR	(196)	(207)	1
RON/EUR	JPM	11/20/23	EUR	(14)	(15)	—
THB/USD	CIT	12/20/23	THB	12,746	353	(10)
USD/BRL	CIT	10/03/23	BRL	(209)	(42)	2
USD/BRL	GSC	10/03/23	BRL	(1,262)	(251)	2
USD/BRL	GSC	12/04/23	BRL	(897)	(177)	(1)
USD/CLP	CIT	12/20/23	CLP	(323,267)	(362)	(1)
USD/CNY	GSC	12/20/23	CNY	(4,340)	(599)	(2)
USD/COP	CIT	12/20/23	COP	(708,225)	(170)	7
USD/COP	GSC	12/20/23	COP	(925,273)	(222)	3
USD/EUR	CIT	10/04/23	EUR	(960)	(1,016)	28
USD/EUR	GSC	10/04/23	EUR	(14)	(15)	—
USD/EUR	SSB	10/04/23	EUR	(35)	(37)	1
USD/EUR	CIT	10/19/23	EUR	(17,396)	(18,405)	796
USD/EUR	GSC	10/19/23	EUR	(133)	(141)	9
USD/GBP	CIT	10/19/23	GBP	(3,511)	(4,285)	245
USD/GBP	SSB	10/19/23	GBP	(18)	(22)	1
USD/IDR	GSC	10/19/23	IDR	(25,500,000)	(1,650)	17
USD/IDR	GSC	12/20/23	IDR	(998,291)	(65)	(1)
USD/IDR	JPM	12/20/23	IDR	(5,306,286)	(343)	1
USD/ILS	GSC	11/21/23	ILS	(841)	(221)	(2)
USD/ILS	GSC	11/21/23	ILS	(1,420)	(373)	—
USD/KRW	CIT	12/20/23	KRW	(494,484)	(368)	(1)
USD/MXN	GSC	10/19/23	MXN	(30,514)	(1,746)	3
USD/MXN	GSC	12/20/23	MXN	(6,653)	(377)	4
USD/PEN	GSC	10/18/23	PEN	(735)	(194)	4
USD/PEN	SCB	10/18/23	PEN	(707)	(187)	4
USD/THB	GSC	12/20/23	THB	(12,751)	(353)	(4)
USD/TWD	CIT	10/13/23	TWD	(11,420)	(354)	3
USD/UYU	CIT	11/10/23	UYU	(6,561)	(169)	2
USD/UYU	JPM	11/10/23	UYU	(4,142)	(107)	—
USD/ZAR	CIT	11/06/23	ZAR	(5,727)	(302)	(6)
USD/ZAR	CIT	12/20/23	ZAR	(5,771)	(303)	—
UYU/USD	CIT	11/10/23	UYU	10,701	276	(4)
ZAR/USD	CIT	12/20/23	ZAR	6,972	366	—
ZAR/USD	GSC	12/20/23	ZAR	2,825	148	(1)
					(25,222)	840

JNL/Neuberger Berman Strategic Income Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
iShares iBoxx $ High Yield Corporate Bond ETF (Q)	SOFR -1.00% (Q)	GSC	11/23/23	13,457	—	(182)

INDEX
iBoxx Liquid Investment Grade Index (MT)	SOFR +0.00% (Q)	GSC	12/20/23	19,030	—	(420)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	407,977	—	407,977
Corporate Bonds And Notes	—	242,705	—	242,705
Non-U.S. Government Agency Asset-Backed Securities	—	97,455	—	97,455
Senior Floating Rate Instruments	—	257	—	257
Common Stocks	14	—	—	14
Short Term Investments	20,409	6,939	—	27,348
	20,423	755,333	—	775,756
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	3,680	—	—	3,680
Centrally Cleared Credit Default Swap Agreements	—	114	—	114
Open Forward Foreign Currency Contracts	—	1,151	—	1,151
	3,680	1,265	—	4,945
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,735)	—	—	(1,735)
Centrally Cleared Interest Rate Swap Agreements	—	(199)	—	(199)
Centrally Cleared Credit Default Swap Agreements	—	(16)	—	(16)
Open Forward Foreign Currency Contracts	—	(311)	—	(311)
OTC Total Return Swap Agreements	—	(602)	—	(602)
	(1,735)	(1,128)	—	(2,863)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Newton Equity Income Fund
COMMON STOCKS 96.7%
Financials 29.1%
American International Group, Inc.	436	26,442
Ameriprise Financial, Inc.	26	8,675
Aon Global Limited - Class A	45	14,732
Ares Management Corporation - Class A	142	14,567
Assurant, Inc.	257	36,913
Berkshire Hathaway Inc. - Class B (a)	232	81,333
CME Group Inc. - Class A	209	41,837
Everest Re Group, Ltd.	71	26,225
JPMorgan Chase & Co.	495	71,789
LPL Financial Holdings Inc.	77	18,406
Morgan Stanley	208	16,986
RenaissanceRe Holdings Ltd	162	31,980
The Allstate Corporation	155	17,324
The Charles Schwab Corporation	165	9,059
The Goldman Sachs Group, Inc.	52	16,932
The Progressive Corporation	209	29,128
U.S. Bancorp	600	19,822
Voya Financial, Inc.	399	26,497
Willis Towers Watson Public Limited Company	63	13,150
		521,797
Health Care 18.6%
AbbVie Inc.	329	49,066
Alcon AG	117	9,021
Baxter International Inc.	267	10,086
Becton, Dickinson and Company	213	55,022
Danaher Corporation (a)	20	4,502
Danaher Corporation	154	38,151
GE HealthCare Technologies Inc.	145	9,834
Gilead Sciences, Inc.	192	14,401
McKesson Corporation	41	17,687
Medtronic, Inc.	663	51,948
Sanofi - ADR	692	37,130
UnitedHealth Group Incorporated	71	35,942
		332,790
Energy 14.1%
ConocoPhillips	111	13,324
EQT Corporation	609	24,703
Exxon Mobil Corporation	380	44,683
Hess Corporation	210	32,063
Marathon Petroleum Corporation	178	26,890
Occidental Petroleum Corporation	621	40,295
Pioneer Natural Resources Company	78	18,008
Schlumberger Limited	371	21,616
Shell PLC - Class A - ADR	493	31,761
		253,343
Information Technology 8.1%
Applied Materials, Inc.	199	27,618
Cisco Systems, Inc.	928	49,908
Dolby Laboratories, Inc. - Class A	202	16,045
Intel Corporation	728	25,862
International Business Machines Corporation	119	16,676
Micron Technology, Inc.	132	8,956
		145,065
Industrials 6.4%
Eaton Corporation Public Limited Company	101	21,471
FedEx Corporation	106	27,985
Howmet Aerospace Inc.	352	16,281
L3Harris Technologies, Inc.	66	11,512
Northrop Grumman Corporation	84	37,089
		114,338
Consumer Discretionary 5.9%
General Motors Company	404	13,313
Hasbro, Inc.	230	15,238
International Game Technology PLC	1,623	49,201
Las Vegas Sands Corp.	623	28,573
		106,325
Materials 4.6%
CF Industries Holdings, Inc.	260	22,319
CRH Public Limited Company	401	21,925
Freeport-McMoRan Inc.	1,011	37,697
		81,941
Communication Services 4.4%
Alphabet Inc. - Class A (a)	117	15,299
Comcast Corporation - Class A	439	19,444
Omnicom Group Inc.	310	23,087
The Interpublic Group of Companies, Inc.	723	20,709
		78,539
Consumer Staples 2.8%
Bunge Limited	143	15,435
Kenvue Inc.	1,745	35,034
		50,469
Utilities 2.7%
Constellation Energy Group, Inc.	324	35,378
Exelon Corporation	320	12,106
		47,484
Total Common Stocks (cost $1,653,692)		1,732,091
SHORT TERM INVESTMENTS 3.2%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	56,788	56,788
Total Short Term Investments (cost $56,788)		56,788
Total Investments 99.9% (cost $1,710,480)		1,788,879
Other Assets and Liabilities, Net 0.1%		2,031
Total Net Assets 100.0%		1,790,910

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Newton Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	110,341	603,581	657,134	1,768	—	—	56,788	3.2
JNL Government Money Market Fund, 5.26% - Class SL	—	99,039	99,039	77	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	33,919	33,919	70	—	—	—	—
	110,341	736,539	790,092	1,915	—	—	56,788	3.2

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Newton Equity Income Fund
Assets - Securities
Common Stocks	1,732,091	—	—	1,732,091
Short Term Investments	56,788	—	—	56,788
	1,788,879	—	—	1,788,879

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 77.9%
Mortgage-Backed Securities 56.9%
Federal Home Loan Mortgage Corporation
4.00%, 08/01/42 - 12/01/52	25,972	23,341
3.50%, 06/01/48	118	103
3.00%, 04/01/52 - 08/01/52	10,454	8,656
5.50%, 01/01/53 - 10/01/53	8,970	8,673
6.00%, 02/01/53	56,771	56,090
4.50%, 05/01/53 - 10/01/53	24,811	22,791
5.00%, 06/01/53	11,684	11,029
Federal National Mortgage Association, Inc.
4.00%, 05/01/39 - 10/01/52	40,664	36,603
3.50%, 03/01/48 - 02/01/50	4,147	3,622
3.00%, 03/01/50 - 07/01/52	8,387	6,982
5.50%, 11/01/52 - 10/01/53	33,656	32,544
4.50%, 04/01/53 - 10/01/53	8,186	7,520
6.50%, 09/01/53	1,200	1,206
TBA, 5.00%, 10/15/53 - 11/15/53 (a) (b)	74,100	69,926
TBA, 6.00%, 10/15/53 (b)	92,800	91,600
TBA, 6.50%, 10/15/53 - 11/15/53 (b)	108,900	109,414
TBA, 3.00%, 11/15/53 (b)	39,000	32,280
TBA, 3.50%, 11/15/53 (b)	98,450	84,717
TBA, 4.00%, 11/15/53 (b)	74,300	66,220
TBA, 5.50%, 11/15/53 (b)	110,200	106,507
Government National Mortgage Association
TBA, 4.50%, 11/15/52 (b)	7,700	7,116
5.50%, 07/20/53 - 08/20/53	13,455	13,063
TBA, 3.50%, 10/15/53 (b)	12,600	11,038
TBA, 5.00%, 10/15/53 (b)	4,000	3,792
TBA, 4.00%, 11/15/53 (b)	6,900	6,220
		821,053
U.S. Treasury Inflation Indexed Securities 12.0%
Treasury, United States Department of
0.63%, 01/15/24 - 02/15/43 (c)	26,935	25,141
0.50%, 04/15/24 (c)	11,939	11,728
0.13%, 07/15/24 - 07/15/31 (c)	64,425	61,685
0.25%, 01/15/25 - 02/15/50 (c)	29,711	26,210
0.38%, 01/15/27 - 07/15/27 (c)	1,171	1,089
0.75%, 07/15/28 - 02/15/45 (c)	6,925	5,701
0.88%, 01/15/29 - 02/15/47 (c)	12,925	11,384
1.38%, 07/15/33 - 02/15/44 (c)	16,730	15,429
2.13%, 02/15/40 - 02/15/41 (c)	562	544
1.00%, 02/15/46 - 02/15/49 (c)	14,150	10,495
1.50%, 02/15/53 (c)	3,702	3,062
		172,468
U.S. Treasury Note 5.2%
Treasury, United States Department of
2.25%, 10/31/24 (d)	37,000	35,769
2.63%, 01/31/26 (d)	10,300	9,772
0.50%, 10/31/27 (d)	100	85
0.63%, 11/30/27 - 12/31/27 (d)	1,100	932
0.75%, 01/31/28 (d)	210	178
2.38%, 03/31/29 (d)	11,900	10,593
2.75%, 08/15/32	19,800	17,146
		74,475
Sovereign 3.2%
Buenos Aires City S.A.
100.19%, (BADLAR + 3.25%), 03/29/24, ARS (e)	61,987	74
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (f)	489	128
6.15%, 08/12/32, PEN (f)	924	225
6.15%, 08/12/32, PEN	1,771	433
5.40%, 08/12/34, PEN (f)	502	112
Gobierno de la Provincia de Buenos Aires
88.40%, (BADLAR + 3.75%), 04/12/25, ARS (e) (g)	6,440	7
Ministry of Finance of Israel
3.80%, 05/13/60 (g)	2,434	1,618
Ministry of Finance of the Russian Federation
0.00%, 05/27/26 - 06/23/47 (g) (h) (i)	15,000	7,326
0.00%, 06/23/27 - 06/23/47 (f) (g) (h) (i)	3,800	2,371
0.00%, 03/31/30 (g) (h) (i)	365	238
Presidencia De La Nacion
15.50%, 10/17/26, ARS	63,437	14
1.00%, 07/09/29	563	158
0.75%, 07/09/30 (j)	5,561	1,576
3.63%, 07/09/35 - 07/09/46 (j)	4,464	1,135
4.25%, 01/09/38 (j)	3,720	1,107
3.50%, 07/09/41 (j)	4,210	1,110
Republica Bolivariana de Venezuela
0.00%, 10/13/24 - 03/31/38 (g) (h) (i) (k)	1,712	162
0.00%, 04/21/25 - 12/09/49 (g) (h) (i)	4,258	403
South Africa, Parliament of
10.50%, 12/21/27, ZAR	355,900	19,344
Turkiye Cumhuriyeti Basbakanlik
4.25%, 03/13/25	3,800	3,624
6.13%, 10/24/28	600	546
7.63%, 04/26/29	1,330	1,272
5.25%, 03/13/30	3,400	2,822
5.75%, 05/11/47	800	539
		46,344
Treasury Inflation Indexed Securities 0.3%
Gobierno Federal de los Estados Unidos Mexicanos
2.75%, 11/27/31, MXN (l)	68,334	3,321
Presidencia De La Nacion
0.00%, 10/18/23 - 11/23/23, ARS (l)	1,100,290	1,825
		5,146
U.S. Treasury Bond 0.3%
Treasury, United States Department of
4.38%, 08/15/43	4,700	4,387
3.00%, 08/15/48	30	22
		4,409
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 11/01/43 (j)	77	40
Total Government And Agency Obligations (cost $1,193,074)		1,123,935
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 44.8%
Accredited Mortgage Loan Trust 2006-2
Series 2006-A4-2, REMIC, 5.69%, (1 Month Term SOFR + 0.37%), 09/25/36 (e) (j)	3,982	3,885
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASL1
Series 2005-M2-AG1, REMIC, 6.12%, (1 Month Term SOFR + 0.80%), 08/25/35 (e) (j)	5,448	4,085
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 6.45%, (1 Month Term SOFR + 1.13%), 04/25/34 (e) (j)	4,296	4,091
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 6.07%, (1 Month Term SOFR + 0.75%), 03/25/30 (e)	1,154	1,096
Alba 2006-2 PLC
Series 2006-D-2, 5.77%, (SONIA + 0.58%), 12/15/38, GBP (e) (g)	982	1,095
Alternative Loan Trust 2004-24CB
Series 2004-A1-20T1, REMIC, 6.00%, 09/25/34	2,320	2,155
Alternative Loan Trust 2005-43
Series 2005-B1-J4, REMIC, 7.46%, (1 Month Term SOFR + 2.14%), 07/25/35 (e) (j)	2,374	2,183
Series 2005-1A1-35CB, REMIC, 5.50%, 09/25/35	690	515
Series 2005-A3-38, REMIC, 6.13%, (1 Month Term SOFR + 0.81%), 09/25/35 (e) (j)	225	198
Alternative Loan Trust 2005-45
Series 2005-2A3A-AR1, REMIC, 6.13%, (1 Month Term SOFR + 0.81%), 10/25/35 (e) (j)	7,503	6,165
Series 2005-1A1-59, REMIC, 6.10%, (1 Month Term SOFR + 0.77%), 11/20/35 (e) (j)	1,482	1,303
Alternative Loan Trust 2006-9T1
Series 2005-A1-81, REMIC, 5.99%, (1 Month Term SOFR + 0.67%), 02/25/36 (e) (j)	758	621
Alternative Loan Trust 2006-OA17
Series 2006-1A1A-OA17, REMIC, 5.61%, (1 Month Term SOFR + 0.31%), 12/20/46 (e) (j)	1,395	1,183

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Alternative Loan Trust 2007-19
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,025	1,773
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	1,801	1,588
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 5.66%, (3 Month Term SOFR + 0.71%), 10/11/42 (e) (f)	7,630	6,693
Avis Budget Rental Car Funding (AESOP) LLC
Series 2019-A-2A, 3.35%, 09/20/24	5,000	4,897
Avon Finance No.4 PLC
Series A-4A, 6.09%, (SONIA + 0.90%), 12/28/49, GBP (e) (f) (j)	8,800	10,673
BAMLL Commercial Mortgage Securities Trust 2019-AHT
Series 2019-A-AHT, REMIC, 6.58%, (1 Month Term SOFR + 1.25%), 03/15/34 (e)	7,010	6,859
BAMLL Commercial Mortgage Securities Trust 2019-RLJ
Series 2019-A-RLJ, REMIC, 6.43%, (1 Month Term SOFR + 1.10%), 04/15/36 (e)	700	695
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 6.11%, (1 Month Term SOFR + 0.79%), 02/20/35 (e) (j)	3,067	2,837
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	109	106
BCAP LLC 2009-RR13-II Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (e)	3,471	1,605
Bear Stearns ALT-A Trust 2006-3
Series 2005-12A1-8, REMIC, 5.97%, (1 Month Term SOFR + 0.65%), 10/25/35 (e) (j)	1,321	1,258
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (e)	6,296	682
BX Trust 2021-ARIA
Series 2021-C-ARIA, REMIC, 7.09%, (1 Month Term SOFR + 1.76%), 10/16/23 (e)	2,200	2,120
Series 2021-D-ARIA, REMIC, 7.34%, (1 Month Term SOFR + 2.01%), 10/16/23 (e)	2,400	2,291
BX Trust 2021-RISE
Series 2021-D-RISE, REMIC, 7.20%, (1 Month Term SOFR + 1.86%), 11/15/23 (e)	839	818
Carrington Mortgage Loan Trust, Series 2006-NC3
Series 2006-A4-NC3, REMIC, 5.91%, (1 Month Term SOFR + 0.35%), 07/25/36 (e) (j)	7,130	5,519
Carvana Auto Receivables Trust 2023-P3
Series 2023-A3-P3, 5.82%, 11/10/26	6,300	6,275
CBAM 2018-5 Ltd
Series 2018-A-5A, 6.59%, (3 Month Term SOFR + 1.28%), 04/17/31 (e)	1,093	1,087
C-BASS Mortgage Loan Asset-Backed Certificates, Series 2006-CB8
Series 2006-A2C-CB8, REMIC, 5.73%, (1 Month Term SOFR + 0.41%), 10/25/36 (e) (j)	5,517	4,170
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A
Series 2004-A1-1A, REMIC, 5.71%, (1 Month Term SOFR + 0.39%), 01/25/35 (e) (f) (j)	188	177
CHL Mortgage Pass-Through Trust 2006-17
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,189	497
CIM Trust 2023-R4
Series 2023-A1-R4, REMIC, 5.00%, 05/25/62	6,558	6,282
Citigroup Commercial Mortgage Trust 2016-C1
Series 2016-A4-C1, REMIC, 3.21%, 05/12/26	5,500	5,106
Citigroup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	2,203	2,064
Citigroup Mortgage Loan Trust 2006-AR9
Series 2006-1M2-AR9, REMIC, 6.14%, (1 Month Term SOFR + 0.82%), 11/25/36 (e) (j)	5,309	5,257
Citigroup Mortgage Loan Trust 2013-2
Series 2013-1A4-2, REMIC, 5.24%, 11/25/37 (e)	3,209	2,769
COLT 2022-5 Mortgage Loan Trust
Series 2022-A1-5, REMIC, 4.55%, 04/25/67 (e) (j)	3,453	3,263
Commonbond Student Loan Trust 2020-A-GS
Series 2020-A-AGS, 1.98%, 08/25/50	3,427	2,907
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	2,970	973
CPS Auto Receivables Trust 2023-B
Series 2023-B-B, 5.38%, 08/15/25	100	98
Series 2023-C-B, 6.04%, 07/16/29	300	295
CPS Auto Receivables Trust 2023-C
Series 2023-A-C, 6.13%, 12/16/24	1,860	1,864
Cross 2023-H1 Mortgage Trust
Series 2023-A1-H1, REMIC, 6.65%, 03/25/68 (j)	7,847	7,879
CSMC Mortgage-Backed Trust
Series 2009-5A9-11R, REMIC, 4.34%, 08/26/36 (e)	931	901
CSMC Mortgage-Backed Trust 2006-6
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	465	229
CSMC Series 2009-5R
Series 2009-1A2-5R, REMIC, 4.59%, 06/26/36 (e)	2,000	1,593
CWABS Asset-Backed Certificates Trust 2006-20
Series 2006-2A4-20, REMIC, 5.89%, (1 Month Term SOFR + 0.34%), 09/25/35 (e) (j)	14,527	12,324
CWABS Asset-Backed Certificates Trust 2006-21
Series 2006-1A-21, REMIC, 5.71%, (1 Month Term SOFR + 0.25%), 05/25/35 (e) (j)	723	681
CWABS Asset-Backed Certificates Trust 2007-10
Series 2007-1M1-10, REMIC, 5.82%, (1 Month Term SOFR + 0.37%), 11/25/36 (e) (j)	9,665	7,178
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 6.71%, (1 Month Term SOFR + 1.39%), 07/25/34 (e) (j)	819	813
Series 2004-M6-BC5, REMIC, 7.08%, (1 Month Term SOFR + 1.76%), 07/25/34 (e) (j)	3,733	3,554
Series 2004-M4-AB2, REMIC, 6.71%, (1 Month Term SOFR + 1.39%), 11/25/34 (e) (j)	2,394	1,820
Series 2005-MV6-7, REMIC, 6.63%, (1 Month Term SOFR + 1.31%), 08/25/35 (e) (j)	4,000	3,521
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 5.83%, (1 Month Term SOFR + 0.51%), 04/25/46 (e) (j)	2,288	1,866
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-Ar1
Series 2005-2A5-5, REMIC, 6.25%, (1 Month Term SOFR + 1.46%), 11/25/35 (e)	5,590	2,805
DSLA Mortgage Loan Trust 2004-AR2
Series 2004-1A1A-AR4, REMIC, 6.16%, (1 Month Term SOFR + 0.83%), 01/19/45 (e) (j)	1,170	1,010
Ellington Financial Mortgage Trust 2020-1
Series 2020-A1-1, REMIC, 2.01%, 05/25/65 (e)	191	180
Ellington Financial Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 5.90%, 09/25/67 (j)	11,594	11,423
Ellington Loan Acquisition Trust 2007-1
Series 2007-M1-1, REMIC, 2.82%, (1 Month Term SOFR + 2.21%), 05/25/37 (e) (j)	28,000	22,220
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 6.41%, (1 Month Term SOFR + 1.09%), 01/25/36 (e) (j)	5,905	4,791
Eurosail-UK 2007-3BL PLC
Series 2007-C1A-3X, 5.86%, (SONIA + 0.67%), 06/13/45, GBP (e) (g)	11,954	12,279
Eurosail-UK 2007-6NC PLC
Series 2007-A3A-6NCX, 6.01%, (SONIA + 0.82%), 09/13/45, GBP (e) (g)	27	32
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.53%, (1 Month Term SOFR + 1.19%), 07/15/38 (e)	12,261	12,219
First Franklin Mortgage Loan Trust 2006FF13
Series 2006-A2C-FF13, REMIC, 5.75%, (1 Month Term SOFR + 0.43%), 10/25/36 (e) (j)	7,013	4,436
Fremont Home Loan Trust 2006-E
Series 2006-1A1-E, REMIC, 5.71%, (1 Month Term SOFR + 0.25%), 01/25/37 (e) (j)	14,119	6,427
Galaxy XV CLO Ltd
Series 2013-ARR-15A, 6.54%, (3 Month Term SOFR + 1.23%), 10/15/30 (e)	6,609	6,581
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 6.12%, (1 Month Term SOFR + 0.80%), 10/25/35 (e) (j)	17,350	13,283
GLS Auto Receivables Issuer Trust 2023-2
Series 2023-B-2A, 5.52%, 11/15/27	7,000	6,884

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 5.97%, (1 Month Term SOFR + 0.65%), 03/25/36 (e) (j)	3,874	1,854
GSMSC Resecuritization Trust 2015-8R
Series 2015-B-8R, REMIC, 5.80%, 04/28/37 (e)	23,904	6,071
GSR Mortgage Loan Trust 2005-AR1
Series 2004-1AF-4, REMIC, 5.83%, (1 Month Term SOFR + 0.51%), 06/25/34 (e)	3,837	3,267
Series 2004-M2-10, REMIC, 4.56%, 08/25/34 (e) (j)	2,993	2,462
Harborview Mortgage Loan Trust 2006-8
Series 2006-1A1-8, REMIC, 5.84%, (1 Month Term SOFR + 0.51%), 07/21/36 (e) (j)	4,763	2,431
Harley Marine Financing LLC
Series 2018-A2-1A, 6.68%, 05/15/43 (j)	167	166
Hilton Orlando Trust 2018-ORL
Series 2018-A-ORL, REMIC, 6.40%, (1 Month Term SOFR + 1.07%), 12/15/34 (e) (j)	7,300	7,227
HITR 2019-2A A1 144A 3MLIB+176BP
Series 2019-A1-2, 7.40%, (3 Month Term SOFR + 2.02%), 05/23/39 (e)	9,820	9,202
Home Equity Asset Trust
Series 2004-M1-4, REMIC, 6.21%, (1 Month Term SOFR + 0.89%), 10/25/34 (e) (j)	1,652	1,603
IndyMac INDX Mortgage Loan Trust 2006-AR21
Series 2006-3A1-AR11, REMIC, 3.30%, 06/25/36 (e)	2,268	1,400
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 5.50%, (1 Month Term SOFR + 0.51%), 05/25/35 (e)	934	612
J.P. Morgan Alternative Loan Trust 2006-A2
Series 2006-1A4-A2, REMIC, 5.97%, (1 Month Term SOFR + 0.65%), 05/25/36 (e) (j)	1,075	881
J.P. Morgan Alternative Loan Trust 2006-A6
Series 2006-1A1-A5, REMIC, 5.75%, (1 Month Term SOFR + 0.43%), 10/25/36 (e) (j)	995	858
J.P. Morgan Mortgage Acquisition Corp. 2005-FLD1
Series 2005-M6-FLD1, REMIC, 6.51%, (1 Month Term SOFR + 1.19%), 07/25/35 (e)	6,801	6,365
J.P. Morgan Mortgage Trust 2023-DSC1
Series 2023-A1-DSC1, REMIC, 4.62%, 12/25/33 (e)	4,706	4,287
JPMCC Commercial Mortgage Securities Trust 2016-JP4
Series 2016-A4-JP4, REMIC, 3.65%, 11/18/26 (e)	2,600	2,409
Kinbane 2022-RPL 1 Designated Activity Company
Series 2022-A-RPL1X, 4.49%, (1 Month EURIBOR + 0.85%), 09/25/62, EUR (e) (g) (j)	10,511	11,037
LCCM 2021-FL3 Trust
Series 2021-A-FL3, REMIC, 6.90%, (1 Month Term SOFR + 1.56%), 11/17/36 (e) (j)	17,100	16,856
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.93%, (1 Month Term SOFR + 0.61%), 08/25/47 (e) (j)	2,579	2,295
Madison Park Funding XLI, Ltd.
Series AR-12A, 6.44%, (3 Month Term SOFR + 1.09%), 04/22/27 (e)	3,028	3,024
Magnetite XXXIX Ltd
Series 2023-A-39A, 0.00%, 10/25/33 (e)	7,400	7,400
Mansard Mortgages 2006-1 PLC
Series 2006-B1-1X, 6.36%, (SONIA + 1.22%), 10/15/48, GBP (e) (g)	3,495	3,768
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M8-WF1, REMIC, 7.29%, (1 Month Term SOFR + 1.97%), 06/25/35 (e) (j)	2,828	2,791
Series 2005-A4-NC2, REMIC, 6.13%, (1 Month Term SOFR + 0.81%), 11/25/35 (e) (j)	9,506	5,249
Meritage Mortgage Corporation
Series 2004-M2-2, REMIC, 6.33%, (1 Month Term SOFR + 1.01%), 01/25/35 (e) (j)	4,203	4,002
METAL 2017-1 LLC
Series 2017-A-1, 4.58%, 10/15/24 (f) (j)	1,059	658
MFA 2023-NQM2 Trust
Series 2023-A1-NQM2, REMIC, 4.40%, 03/25/68 (j)	15,547	14,415
Morgan Stanley & Co. LLC
Series 2019-A4-L2, REMIC, 4.07%, 02/16/29	1,700	1,540
Morgan Stanley Capital I Trust 2018-Sun
Series 2018-D-SUN, REMIC, 7.10%, (1 Month Term SOFR + 1.70%), 07/16/35 (e) (j)	9,562	9,323
Morgan Stanley Capital I Trust 2021-230P
Series 2021-D-230P, REMIC, 7.82%, (1 Month Term SOFR + 2.49%), 12/15/23 (e)	2,929	2,751
Series 2021-E-230P, REMIC, 8.52%, (1 Month Term SOFR + 3.19%), 12/15/23 (e)	5,417	4,975
Mr. Cooper Group Inc.
Series 2007-A1A-OA5, REMIC, 5.47%, (12 Month Treasury Average + 0.84%), 05/25/47 (e)	1,542	1,244
Navient Funding, LLC
Series 2006-A5-B, REMIC, 5.67%, (3 Month Term SOFR + 0.53%), 12/15/39 (e)	1,330	1,262
Navient Student Loan Trust 2020-2
Series 2020-A1B-2A, REMIC, 6.33%, (SOFR 30-Day Average + 1.01%), 02/25/33 (e)	7,345	7,281
Nelnet Student Loan Trust 2023-A
Series 2023-AFX-AA, 6.64%, 02/20/41	3,503	3,479
Newgate Funding PLC
Series 2007-A3-2X, 5.74%, (3 Month GBP LIBOR + 0.16%), 12/15/50, GBP (e) (g)	3,387	3,937
Novastar Mortgage Funding Trust, Series 2007-1
Series 2007-A2C-1, REMIC, 0.90%, (1 Month Term SOFR + 0.29%), 03/25/37 (e) (j)	38,055	12,139
Pagaya AI Debt Selection Trust 2021-5
Series 2021-A-5, 1.53%, 08/15/29	1,096	1,084
Pagaya AI Debt Trust 2023-3
Series 2023-A-3, 7.60%, 12/16/30	5,856	5,896
Park Place Securities, Inc.
Series 2005-M5-WHQ2, REMIC, 6.47%, (1 Month Term SOFR + 1.15%), 05/25/35 (e) (j)	4,461	3,073
People's Choice Home Loan Securities Trust Series 2005-3
Series 2005-M3-3, REMIC, 6.29%, (1 Month Term SOFR + 0.97%), 08/25/35 (e) (j)	2,631	2,451
PHH Alternative Mortgage Trust, Series 2007-3
Series 2007-A3-3, REMIC, 6.03%, (1 Month Term SOFR + 0.71%), 07/25/37 (e) (j)	3,485	3,248
Preferred Residential Securities 05-2 PLC
Series 2005-C1C-2X, 6.15%, (3 Month GBP LIBOR + 0.57%), 12/15/40, GBP (e) (g) (j)	1,401	1,677
Prospect Mortgage, LLC
Series 2005-M8-2, REMIC, 7.38%, (1 Month Term SOFR + 2.06%), 04/25/35 (e) (j)	3,738	3,241
Renaissance Home Equity Loan Trust 2006-3
Series 2006-AF3-3, REMIC, 5.59%, 11/25/36 (j)	14,726	5,013
Series 2006-AF5-3, REMIC, 6.12%, 11/25/36 (j)	2,934	1,092
Research-Driven Pagaya Motor Asset Trust 2023-3
Series 2023-A-3A, 7.13%, 09/25/25	7,000	7,025
RFMSI Series 2006-S6 Trust
Series 2006-A12-S6, REMIC, 6.00%, 07/25/36	1,713	1,391
RFMSI Series 2007-S4 Trust
Series 2007-A5-S4, REMIC, 6.03%, (1 Month Term SOFR + 0.71%), 04/25/37 (e)	782	603
Saxon Asset Securities Trust 2004-3
Series 2004-M1-1, REMIC, 6.23%, (1 Month Term SOFR + 0.91%), 03/25/35 (e) (j)	594	425
Securitized Asset Backed Receivables LLC
Series 2005-M2-EC1, REMIC, 6.08%, (1 Month Term SOFR + 0.76%), 01/25/35 (e) (j)	142	145
Series 2005-M2-FR3, REMIC, 6.41%, (1 Month Term SOFR + 1.09%), 04/25/35 (e) (j)	965	782
Series 2006-M3-OP1, REMIC, 6.05%, (1 Month Term SOFR + 0.73%), 10/25/35 (e) (j)	6,452	6,240
SG Mortgage Securities Trust
Series 2005-M3-OPT1, REMIC, 6.14%, (1 Month Term SOFR + 0.82%), 10/25/35 (e) (j)	4,975	4,011
Shamrock Residential 2022-1 DAC
Series 2022-A-1, 4.72%, (1 Month EURIBOR + 0.85%), 01/24/61, EUR (e)	15,707	16,543
Shamrock Residential 2022-2 Designated Activity Company
Series 2022-A-2, 4.89%, (1 Month EURIBOR + 1.25%), 02/24/71, EUR (e) (g)	11,429	12,074

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
SLM Student Loan Trust 2012-5
Series 2012-A3-5, 6.23%, (SOFR 30-Day Average + 0.91%), 03/25/26 (e)	7,328	7,241
SMB Private Education Loan Trust 2022-B
Series 2022-A1A-B, REMIC, 3.94%, 02/16/55	2,757	2,555
Series 2022-A1B-B, REMIC, 6.64%, (SOFR 30-Day Average + 1.45%), 02/16/55 (e)	2,757	2,739
SMB Private Education Loan Trust 2022-C
Series 2022-A1B-C, 7.16%, (SOFR 30-Day Average + 1.85%), 05/16/50 (e)	2,575	2,595
Sound Point CLO XVIII Ltd
Series 2017-A1-4A, 6.71%, (3 Month Term SOFR + 1.38%), 01/21/31 (e)	7,451	7,428
Soundview Home Loan Trust
Series 2005-M5-1, REMIC, 6.60%, (1 Month Term SOFR + 1.28%), 04/25/35 (e) (j)	2,810	2,532
Series 2005-M2-OPT2, REMIC, 6.27%, (1 Month Term SOFR + 0.95%), 08/25/35 (e) (j)	7,904	6,666
Specialty Underwriting & Residential Finance Trust
Series 2006-A1-AB2, REMIC, 5.73%, (1 Month Term SOFR + 0.41%), 06/25/37 (e) (j)	17,177	9,294
Stratton Mortgage Funding 2020-1 PLC
Series 2020-C-1, 7.19%, (SONIA + 2.00%), 03/12/52, GBP (e) (g) (j)	3,200	3,884
Structured Asset Investment Loan Trust 2005-4
Series 2004-M2-5, REMIC, 6.26%, (1 Month Term SOFR + 0.94%), 06/25/34 (e) (j)	3,882	3,650
Series 2005-M2-HE1, REMIC, 6.15%, (1 Month Term SOFR + 0.83%), 07/25/35 (e) (j)	1,100	983
Structured Asset Securities Corp Mortgage Loan Tru
Series 2007-M1-GEL2, REMIC, 6.13%, (1 Month Term SOFR + 0.81%), 05/25/37 (e) (j)	15,540	9,716
Structured Asset Securities CORP Mortgage Loan Trust 2007-OSI
Series 2007-A4-OSI, REMIC, 5.83%, (1 Month Term SOFR + 0.31%), 06/25/37 (e) (j)	14,196	9,061
Towd Point Mortgage Trust 2022-4
Series 2022-A1-4, REMIC, 3.75%, 09/25/31	12,286	11,116
Trinitas CLO IX, Ltd.
Series 2018-ARR-9A, 6.71%, (3 Month Term SOFR + 1.38%), 01/20/32 (e)	4,000	3,984
TruPS Financials Note Securitization 2017-2 Ltd
Series 2017-A1-2A, 7.23%, (3 Month Term SOFR + 1.83%), 09/20/39 (e)	1,313	1,257
United Airlines Pass Through Trust 2020-1A
Series 2020-A-1, 5.88%, 10/15/27	1,844	1,821
Verus Securitization Trust 2022-6
Series 2022-A1-6, REMIC, 4.94%, 01/25/67 (j)	5,324	5,125
Verus Securitization Trust 2023-3
Series 2023-A1-3, REMIC, 5.93%, 03/25/68 (e)	7,899	7,768
WaMu Asset-Backed Certificates WaMu Series 2007-HE2 Trust
Series 2007-2A3-HE2, REMIC, 1.57%, (1 Month Term SOFR + 0.36%), 04/25/37 (e) (j)	37,421	12,779
WaMu Asset-Backed Certificates, WaMu Series 200X-HEX Trust
Series 2005-3M2-WL1, REMIC, 6.21%, (1 Month Term SOFR + 0.89%), 06/25/45 (e) (j)	1,487	1,454
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2005-1A3-AR10, REMIC, 4.75%, 09/25/35 (e)	2,700	2,437
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
Series 2007-4A2-OA3, REMIC, 5.33%, (12 Month Treasury Average + 0.70%), 04/25/47 (e)	1,094	877
Wells Fargo Mortgage Backed Securities 2007-AR7 Trust
Series 2007-A1-AR7, REMIC, 4.78%, 12/25/37 (e)	13,862	11,991
WSTN Trust
Series 2023-A-MAUI, 6.52%, 08/05/27 (e)	800	776
Total Non-U.S. Government Agency Asset-Backed Securities (cost $708,011)		645,266
CORPORATE BONDS AND NOTES 13.2%
Financials 5.4%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (f)	2,240	1,891
Banca Monte dei Paschi di Siena S.p.A.
1.88%, 01/09/26, EUR (g)	100	95
Banco de Credito del Peru
4.65%, 09/17/24, PEN (f)	1,800	456
Barclays PLC
6.49%, 09/13/29	1,200	1,190
7.44%, 11/02/33 (m)	2,200	2,262
6.22%, 05/09/34	1,077	1,020
6.69%, 09/13/34 (m)	1,400	1,368
CaixaBank, S.A.
6.84%, 09/13/34 (f)	1,100	1,076
Corsair International Limited
8.80%, (6 Month EURIBOR + 4.85%), 11/24/26, EUR (e) (f)	1,000	1,062
8.12%, (6 Month EURIBOR + 5.20%), 01/28/29, EUR (e) (f)	1,000	1,041
Credit Suisse AG
5.01%, (3 Month EURIBOR + 1.23%), 05/31/24, EUR (e) (g)	700	741
Credit Suisse Group AG
4.66%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (e) (g) (m)	800	844
3.25%, 04/02/26, EUR (g) (m)	550	567
7.75%, 03/01/29, EUR (g) (m)	2,350	2,740
Deutsche Bank Aktiengesellschaft
3.04%, 05/28/32 (m)	9,500	7,243
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (f)	3,700	3,705
HSBC Holdings PLC
3.97%, 05/22/30	600	527
2.85%, 06/04/31 (m)	5,040	4,021
6.25%, 03/09/34	2,800	2,739
Nationwide Building Society
4.30%, 03/08/29 (f)	1,600	1,469
NatWest Group PLC
4.89%, 05/18/29 (m)	200	186
5.08%, 01/27/30 (m)	2,800	2,623
4.45%, 05/08/30 (m)	2,000	1,797
Rio Oil Finance Trust
9.25%, 07/06/24 (g) (j)	37	37
8.20%, 04/06/28 (f)	195	197
Santander UK Group Holdings PLC
6.75%, (100, 06/24/24), GBP (g) (m) (n)	2,780	3,286
3.82%, 11/03/28 (m)	1,800	1,605
6.53%, 01/10/29 (m)	1,000	989
Societe Generale
6.45%, 01/10/29 (f) (m)	6,200	6,096
6.69%, 01/10/34 (f) (m)	200	195
Stichting AK Rabobank Certificaten II
6.50%, EUR (e) (g) (j) (n)	4,401	4,275
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (f)	200	200
UBS Group AG
6.33%, 12/22/27 (f)	4,400	4,391
6.25%, 09/22/29 (f)	3,000	2,971
4.19%, 04/01/31 (f) (m)	700	612
3.09%, 05/14/32 (f)	1,550	1,224
6.54%, 08/12/33 (f) (m)	2,850	2,810
9.02%, 11/15/33 (f) (m)	300	347
5.96%, 01/12/34 (f) (m)	925	886
UniCredit S.p.A.
7.83%, 12/04/23 (f)	6,140	6,151
Voyager Aviation Holdings, LLC
0.00%, 05/09/26 (f) (h) (i) (o)	2,540	1,381
		78,316
Utilities 2.0%
National Power Company Ukrenergo
6.88%, 11/09/28 (g)	400	109
Pacific Gas And Electric Company
3.40%, 08/15/24	721	706

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
3.50%, 06/15/25	577	548
3.30%, 03/15/27 - 12/01/27	1,347	1,200
3.00%, 06/15/28	3,343	2,867
3.75%, 07/01/28 - 08/15/42	1,014	889
4.55%, 07/01/30 (p)	7,255	6,412
4.40%, 03/01/32	1,000	847
4.50%, 12/15/41	84	58
4.45%, 04/15/42	237	169
4.30%, 03/15/45	11,143	7,499
4.25%, 03/15/46	1,260	830
4.00%, 12/01/46	30	19
4.95%, 07/01/50 (p)	3,530	2,631
5.25%, 03/01/52	1,000	770
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/36	480	435
4.38%, 06/01/39	530	461
4.45%, 12/01/47	2,800	2,289
		28,739
Energy 1.4%
Gaz Capital S.A.
0.00%, 01/24/24, EUR (g) (h) (i)	4,380	3,566
0.00%, 03/23/27 (g) (h) (i)	800	584
Gaz Finance PLC
0.00%, 06/29/27 (g) (h) (i)	200	131
0.00%, 01/27/29 (f) (g) (h) (i)	6,400	4,033
ONEOK, Inc.
5.80%, 11/01/30	1,500	1,467
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (g) (h) (i) (k)	1,290	70
0.00%, 04/12/27 (g) (h) (i)	300	16
Petroleos Mexicanos
6.70%, 02/16/32	7,889	5,860
6.95%, 01/28/60	1,190	705
Topaz Solar Farms LLC
4.88%, 09/30/39 (f)	62	55
5.75%, 09/30/39 (f)	667	613
Valaris Limited
8.38%, 04/30/30 (f)	25	25
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (f)	2,200	1,845
4.13%, 08/15/31 (f)	1,100	903
Venture Global LNG, Inc.
8.13%, 06/01/28 (f)	400	396
		20,269
Communication Services 1.2%
Altice Financing S.A.
5.75%, 08/15/29 (f)	1,275	1,045
DISH DBS Corporation
5.25%, 12/01/26 (f)	1,490	1,266
5.75%, 12/01/28 (f)	1,490	1,145
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (f)	9,103	8,082
Sprint Corporation
7.63%, 03/01/26	47	48
Windstream Escrow, LLC
7.75%, 08/15/28 (f)	6,439	5,118
		16,704
Health Care 1.0%
Community Health Systems, Inc.
8.00%, 03/15/26 (f)	934	890
5.63%, 03/15/27 (f)	3,130	2,681
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (f)	6,500	6,306
Prime Healthcare Services, Inc.
7.25%, 11/01/25 (f)	5,000	4,614
		14,491
Consumer Discretionary 0.6%
Carvana Co.
12.00%, 12/01/28 (f) (q)	985	769
13.00%, 06/01/30 (f) (q)	1,479	1,154
14.00%, 06/01/31 (f) (q)	1,750	1,363
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	117	131
Nissan Motor Co., Ltd.
3.52%, 09/17/25 (f)	2,000	1,889
4.35%, 09/17/27 (f)	4,300	3,921
4.81%, 09/17/30 (f)	300	259
		9,486
Real Estate 0.6%
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	1,200	986
7.80%, 03/15/28 (j) (r)	700	656
4.55%, 10/01/29	300	238
Country Garden Holdings Company Limited
5.13%, 01/17/25 (g)	600	39
3.13%, 10/22/25 (g)	400	26
2.70%, 07/12/26 (g)	400	26
3.88%, 10/22/30 (g)	400	25
EPR Properties
4.75%, 12/15/26	32	29
4.95%, 04/15/28	90	80
GLP Financing, LLC
5.25%, 06/01/25	54	53
5.30%, 01/15/29	268	248
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	800	631
Kennedy Wilson Europe Real Estate Limited
3.25%, 11/12/25, EUR (g)	3,000	2,819
Kilroy Realty, L.P.
2.65%, 11/15/33	400	269
Uniti Group Inc.
10.50%, 02/15/28 (f)	1,728	1,694
6.50%, 02/15/29 (f)	507	332
		8,151
Consumer Staples 0.5%
B.A.T. International Finance P.L.C.
5.93%, 02/02/29 (p)	5,700	5,602
Market Bidco Finco PLC
4.75%, 11/04/27, EUR (g)	2,300	2,088
		7,690
Industrials 0.4%
Cellnex Finance Company, S.A.
3.88%, 07/07/41 (f)	4,660	3,229
The Boeing Company
5.71%, 05/01/40 (r)	982	906
5.93%, 05/01/60 (r)	1,500	1,347
		5,482
Materials 0.1%
Syngenta Finance N.V.
4.89%, 04/24/25 (f) (r)	943	919
Total Corporate Bonds And Notes (cost $222,984)		190,247
SENIOR FLOATING RATE INSTRUMENTS 4.7%
Industrials 1.3%
American Airlines, Inc.
2021 Term Loan, 10.34%, (3 Month Term SOFR + 4.75%), 03/10/28 (e)	5,415	5,572
PUG LLC
USD Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 01/31/27 (e)	95	89
TransDigm, Inc.
2022 Term Loan H, 8.49%, (3 Month Term SOFR + 3.25%), 02/28/27 (e)	3,430	3,431
2023 Term Loan I, 8.49%, (3 Month Term SOFR + 3.25%), 08/10/28 (e)	10,249	10,247
		19,339
Health Care 1.3%
AmSurg LLC
2022 Revolver, 11.25%, (Prime + 2.75%), 05/22/26 (e) (o)	2,254	2,119
Envision Healthcare Corporation
Term Loan, 0.00%, 04/30/27 (e) (q) (s)	3,666	2,383
2022 Term Loan, 16.39%, (SOFR + 7.88%), 04/30/27 (e)	12,090	14,266

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 9.12%, (SOFR + 3.75%), 11/09/25 (e)	81	81
		18,849
Utilities 0.4%
Lealand Finance Company B.V.
2020 Make Whole Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 06/28/24 (e) (o)	21	15
2020 Take Back Term Loan, 3.00%, (1 Month Term SOFR + 3.00%), 06/30/25 (e) (q)	68	36
Softbank Vision Fund II
Term Loan, 5.00%, 12/21/25 (e) (o)	5,438	5,084
Windstream Services
Term Loan, 9.43%, 02/28/27 (e) (o)	1,000	964
		6,099
Information Technology 0.4%
Poseidon BidCo S.A.S
Term Loan, 8.85%, (3 Month EURIBOR + 5.25%), 07/14/28, EUR (e)	5,200	5,496
SS&C European Holdings Sarl
2018 Term Loan B4, 7.20%, (1 Month Term SOFR + 1.75%), 02/27/25 (e)	110	110
SS&C Technologies Inc.
2018 Term Loan B3, 7.20%, (1 Month Term SOFR + 1.75%), 02/27/25 (e)	124	124
		5,730
Communication Services 0.4%
Cengage Learning, Inc.
2021 Term Loan B, 10.32%, (3 Month USD LIBOR + 4.75%), 06/29/26 (e)	1,504	1,495
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.77%, (SOFR + 4.25%), 01/25/29 (e)	2,198	2,191
Syniverse Holdings, Inc.
2022 Term Loan, 12.24%, (3 Month Term SOFR + 7.00%), 05/06/27 (e)	1,519	1,329
Windstream Services, LLC
2020 Exit Term Loan B, 11.68%, (1 Month Term SOFR + 6.25%), 08/24/27 (e)	546	524
		5,539
Consumer Discretionary 0.4%
Carnival Corporation
EUR Term Loan B, 7.38%, (3 Month EURIBOR + 3.75%), 06/26/25, EUR (e)	4,854	5,137
Materials 0.3%
SCUR-Alpha 1503 GmbH
USD Term Loan B1, 10.87%, (SOFR + 5.50%), 01/04/30 (e)	2,494	2,307
EUR Term Loan B1, 9.21%, (1 Month EURIBOR + 5.50%), 03/30/30, EUR (e)	1,300	1,286
Westmoreland Coal Company
PIK Term Loan, 8.00%, 03/15/29 (e) (o) (q)	31	22
		3,615
Consumer Staples 0.2%
Wm Morrison
EUR Term Loan B1, 8.53%, (3 Month EURIBOR + 4.75%), 11/04/27, EUR (e)	3,058	3,026
Total Senior Floating Rate Instruments (cost $66,640)		67,334
COMMON STOCKS 0.8%
Communication Services 0.5%
Clear Channel Outdoor Holdings, Inc. (h)	515	814
iHeartMedia, Inc. (h)	91	259
iHeartMedia, Inc. - Class A (h)	124	393
Intelsat Jackson Holdings, Ltd. (h) (o)	124	3,322
Windstream Holdings II, LLC (h) (o)	109	2,166
		6,954
Consumer Discretionary 0.3%
NMG Parent LLC (h) (o)	32	4,293
Real Estate 0.0%
CBL & Associates Properties, Inc.	—	6
Uniti Group Inc.	40	191
		197
Financials 0.0%
UBS Group AG	4	101
Voyager Common Shares (h) (o)	—	—
Voyager Preferred Units (h) (o)	2	—
Materials 0.0%
WestMet Group Holdings (h) (o)	1	5
Westmoreland Coal Company (h) (o)	1	9
		14
Total Common Stocks (cost $14,050)		11,559
RIGHTS 0.0%
Intelsat Jackson Holdings, Ltd. (h) (o)	13	126
Intelsat Jackson Holdings, Ltd. (h) (o)	13	120
Total Rights (cost $0)		246
WARRANTS 0.0%
Intelsat Jackson Holdings, Ltd. (h) (o)	—	—
Intelsat Jackson Holdings, Ltd. (h) (o)	1	3
Total Warrants (cost $7)		3
OTHER EQUITY INTERESTS 0.0%
Intelsat Jackson Holdings S.A. (h) (o) (t)	4,728	—
Intelsat Jackson Holdings S.A. (h) (o) (t)	4,558	—
Intelsat Jackson Holdings S.A. (h) (o) (t)	3,661	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 0.9%
U.S. Treasury Bill 0.7%
Treasury, United States Department of
5.35%, 10/17/23 (d)	1,484	1,481
5.32%, 10/19/23 (d)	1,153	1,150
5.36%, 10/31/23 (d)	600	597
5.10%, 11/09/23 (d)	6,863	6,825
		10,053
Investment Companies 0.2%
J.P. Morgan U.S. Government Money Market Fund, 5.19% (u)	2,571	2,571
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (u) (v)	529	529
Total Short Term Investments (cost $13,152)		13,153
Total Investments 142.3% (cost $2,217,918)		2,051,743
Total Forward Sales Commitments (0.8)% (proceeds $12,189)		(12,009)
Other Derivative Instruments (0.0)%		(701)
Other Assets and Liabilities, Net (41.5)%		(596,696)
Total Net Assets 100.0%		1,442,337

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

(a) All or a portion of the security is subject to a written call option.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $597,990.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $113,744 and 7.9% of the Fund.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.4% of the Fund’s net assets.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Treasury inflation indexed note, par amount is not adjusted for inflation.

(m) Convertible security.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(p) All or a portion of the security was on loan as of September 30, 2023.

(q) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(r) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(s) This senior floating rate interest will settle after September 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

(v) Investment in affiliate.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.8%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.8%)
Mortgage-Backed Securities (0.8%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 10/15/53 (a)	(1,900)	(1,746)
TBA, 4.50%, 11/15/53 (a)	(600)	(552)
Government National Mortgage Association
TBA, 5.50%, 10/15/53 (a)	(10,000)	(9,711)
Total Government And Agency Obligations (proceeds $12,189)		(12,009)
Total Forward Sales Commitments (0.8%) (proceeds $12,189)		(12,009)

(a) All or a portion of the security was sold on a delayed delivery basis. As of September 30, 2023, the total proceeds for investments sold on a delayed delivery basis was $12,189.

JNL/PIMCO Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.26% - Class SL	—	13,915	13,386	14	—	—	529	—
JNL Securities Lending Collateral Fund - Institutional Class	991	19,616	20,607	38	—	—	—	—
	991	33,531	33,993	52	—	—	529	—

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alba 2006-2 PLC, Series 2006-D-2, 5.77%, 12/15/38	02/19/20	1,217	1,095	0.1
Banca Monte dei Paschi di Siena S.p.A., 1.88%, 01/09/26	03/07/23	96	95	—
Country Garden Holdings Company Limited, 5.13%, 01/17/25	01/13/22	552	39	—
Country Garden Holdings Company Limited, 3.13%, 10/22/25	08/10/22	167	26	—
Country Garden Holdings Company Limited, 2.70%, 07/12/26	08/02/22	149	26	—
Country Garden Holdings Company Limited, 3.88%, 10/22/30	08/01/22	122	25	—
Credit Suisse AG, 5.01%, 05/31/24	03/17/23	718	741	0.1
Credit Suisse Group AG, 4.66%, 01/16/26	03/15/23	604	844	0.1
Credit Suisse Group AG, 3.25%, 04/02/26	03/15/23	415	567	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/09/23	2,249	2,740	0.2
Eurosail-UK 2007-3BL PLC, Series 2007-C1A-3X, 5.86%, 06/13/45	09/02/20	13,944	12,279	0.9
Eurosail-UK 2007-6NC PLC, Series 2007-A3A-6NCX, 6.01%, 09/13/45	10/15/18	35	32	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Gaz Capital S.A., 0.00%, 01/24/24	01/16/19	4,994	3,566	0.3
Gaz Capital S.A., 0.00%, 03/23/27	01/20/21	881	584	—
Gaz Finance PLC, 0.00%, 06/29/27	02/03/21	204	131	—
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	6,400	4,033	0.3
Gobierno de la Provincia de Buenos Aires, 88.40%, 04/12/25	09/19/19	48	7	—
Kennedy Wilson Europe Real Estate Limited, 3.25%, 11/12/25	02/22/18	3,729	2,819	0.2
Kinbane 2022-RPL 1 Designated Activity Company, Series 2022-A-RPL1X, 4.49%, 09/25/62	03/21/23	11,191	11,037	0.8
Mansard Mortgages 2006-1 PLC, Series 2006-B1-1X, 6.36%, 10/15/48	02/19/20	4,433	3,768	0.3
Market Bidco Finco PLC, 4.75%, 11/04/27	05/30/22	2,175	2,088	0.2
Ministry of Finance of Israel, 3.80%, 05/13/60	05/12/20	2,822	1,618	0.1
Ministry of Finance of the Russian Federation, 0.00%, 05/27/26	04/07/22	1,788	1,768	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/06/22	1,313	1,442	0.1
Ministry of Finance of the Russian Federation, 0.00%, 06/23/27	04/14/22	158	206	—
Ministry of Finance of the Russian Federation, 0.00%, 03/31/30	04/01/22	153	238	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/16/22	943	1,904	0.1
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/31/22	1,016	1,904	0.1
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	04/01/22	241	376	—
Ministry of Finance of the Russian Federation, 0.00%, 09/16/43	09/13/22	113	125	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	09/13/22	224	136	—
Ministry of Finance of the Russian Federation, 0.00%, 06/23/47	04/11/22	2,633	1,836	0.1
National Power Company Ukrenergo, 6.88%, 11/09/28	09/29/22	82	109	—
Newgate Funding PLC, Series 2007-A3-2X, 5.74%, 12/15/50	11/28/17	4,333	3,937	0.3
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	27	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	27	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	16	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	16	—
Preferred Residential Securities 05-2 PLC, Series 2005-C1C-2X, 6.15%, 12/15/40	10/06/22	1,519	1,677	0.1
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	127	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	102	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	34	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	86	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	35	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/49	12/13/17	472	177	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/49	12/13/17	15	4	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	37	37	—
Santander UK Group Holdings PLC, 6.75% (callable at 100, 06/24/24)	12/05/17	3,717	3,286	0.2
Shamrock Residential 2022-2 Designated Activity Company, Series 2022-A-2, 4.89%, 02/24/71	03/21/23	12,260	12,074	0.8
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	6,411	4,275	0.3
Stratton Mortgage Funding 2020-1 PLC, Series 2020-C-1, 7.19%, 03/12/52	01/05/21	4,368	3,884	0.3
		100,232	88,025	6.1

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M SOFR Index	80	December 2023		19,223	1	(297)
3M SOFR Index	39	March 2024		9,396	—	(177)
Australia 10 Year Bond	249	December 2023	AUD	28,595	(151)	(459)
United States 10 Year Note	59	December 2023		6,476	12	(100)
United States 10 Year Ultra Bond	83	December 2023		9,538	19	(278)
United States 2 Year Note	15	January 2024		3,050	2	(9)
United States 5 Year Note	4	January 2024		425	1	(4)
					(116)	(1,324)
Short Contracts
3M SOFR Index	(46)	June 2024		(11,207)	(1)	326
3M SOFR Index	(35)	September 2024		(8,539)	(1)	243
3M SOFR Index	(32)	December 2024		(7,815)	(2)	208
3M SOFR Index	(27)	March 2025		(6,599)	(2)	158
3M SOFR Index	(25)	June 2025		(6,113)	(2)	132
3M SOFR Index	(29)	September 2025		(7,093)	(3)	141
3M SOFR Index	(23)	December 2025		(5,626)	(3)	106
3M SOFR Index	(31)	March 2026		(7,583)	(5)	140
3M SOFR Index	(27)	June 2026		(6,603)	(4)	119
Euro Bund	(56)	December 2023	EUR	(7,385)	—	193

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Income Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States Long Bond	(304)	December 2023	(36,436)	(86)	1,846
United States Ultra Bond	(254)	December 2023	(32,146)	(94)	1,999
				(203)	5,611

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	8.68	(M)	04/03/24	MXN	112,800	(2)	72
28-Day MEXIBOR (M)	Receiving	8.66	(M)	04/04/24	MXN	45,900	(1)	29
28-Day MEXIBOR (M)	Receiving	8.75	(M)	04/05/24	MXN	41,700	(1)	26
28-Day MEXIBOR (M)	Receiving	8.41	(M)	03/31/27	MXN	13,500	(5)	33
28-Day MEXIBOR (M)	Receiving	8.73	(M)	04/06/27	MXN	17,000	(6)	33
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	10
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	1
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	(2)	40
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	2
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	4
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	6
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/14/32	MXN	8,300	(7)	16
28-Day MEXIBOR (M)	Receiving	7.50	(M)	01/15/32	MXN	34,400	(27)	65
28-Day MEXIBOR (M)	Receiving	8.73	(M)	03/30/32	MXN	8,500	(7)	21
28-Day MEXIBOR (M)	Receiving	8.70	(M)	03/31/32	MXN	20,000	(17)	52
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	(1)	8
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	1
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	40	(2,082)
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	7	(379)
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	7	(377)
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	14	(641)
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	3	(156)
28-Day MEXIBOR (M)	Paying	5.16	(M)	06/06/25	MXN	400	—	(2)
28-Day MEXIBOR (M)	Paying	5.54	(M)	05/04/27	MXN	700	—	(5)
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	2	(56)
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	4	(93)
28-Day MEXIBOR (M)	Paying	8.30	(M)	06/16/28	MXN	19,600	10	(47)
28-Day MEXIBOR (M)	Paying	8.51	(M)	07/24/28	MXN	32,900	18	(81)
28-Day MEXIBOR (M)	Paying	8.44	(M)	07/25/28	MXN	43,400	23	(113)
28-Day MEXIBOR (M)	Paying	8.47	(M)	07/26/28	MXN	21,900	12	(56)
28-Day MEXIBOR (M)	Paying	8.55	(M)	07/27/28	MXN	11,100	6	(26)
28-Day MEXIBOR (M)	Paying	8.56	(M)	07/27/28	MXN	66,000	35	(155)
28-Day MEXIBOR (M)	Paying	8.62	(M)	07/28/28	MXN	13,600	7	(30)
28-Day MEXIBOR (M)	Paying	8.64	(M)	07/28/28	MXN	27,000	14	(59)
28-Day MEXIBOR (M)	Paying	8.64	(M)	07/28/28	MXN	5,400	3	(12)
28-Day MEXIBOR (M)	Paying	8.65	(M)	07/28/28	MXN	13,700	7	(29)
28-Day MEXIBOR (M)	Paying	8.66	(M)	07/28/28	MXN	13,500	7	(29)
28-Day MEXIBOR (M)	Paying	8.60	(M)	07/31/28	MXN	24,500	13	(54)
3M EURIBOR (Q)	Paying	2.10	(A)	04/11/24	EUR	9,700	1	(110)
3M EURIBOR (Q)	Paying	2.10	(A)	04/15/24	EUR	13,000	2	(151)
3M EURIBOR (Q)	Paying	2.25	(A)	04/26/24	EUR	9,400	1	(106)
3M EURIBOR (Q)	Paying	2.25	(A)	04/28/24	EUR	8,700	1	(100)
3M EURIBOR (Q)	Paying	2.10	(A)	05/17/24	EUR	8,400	1	(110)
3M JIBAR (Q)	Paying	8.41	(Q)	07/31/28	ZAR	2,000	—	(2)
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	1,600	—	(1)
3M JIBAR (Q)	Paying	8.42	(Q)	07/31/28	ZAR	6,000	—	(5)
3M JIBAR (Q)	Paying	8.43	(Q)	07/31/28	ZAR	4,000	—	(3)
3M JIBAR (Q)	Paying	8.43	(Q)	08/01/28	ZAR	2,400	—	(2)
3M JIBAR (Q)	Paying	8.46	(Q)	08/01/28	ZAR	4,100	—	(3)
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	(3)
3M JIBAR (Q)	Paying	8.46	(Q)	08/02/28	ZAR	4,100	—	(3)
3M JIBAR (Q)	Paying	8.55	(Q)	08/03/28	ZAR	8,400	—	(5)
3M JIBAR (Q)	Paying	8.38	(Q)	08/04/28	ZAR	4,200	—	(4)
3M JIBAR (Q)	Paying	8.41	(Q)	08/04/28	ZAR	10,200	(1)	(9)
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,200	—	(4)
3M JIBAR (Q)	Paying	8.42	(Q)	08/04/28	ZAR	4,300	—	(4)
3M JIBAR (Q)	Paying	8.54	(Q)	08/04/28	ZAR	4,300	—	(3)
3M JIBAR (Q)	Paying	8.36	(Q)	08/07/28	ZAR	7,700	—	(8)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M JIBAR (Q)	Paying	8.40	(Q)	08/07/28	ZAR	7,700	—	(7)
3M JIBAR (Q)	Paying	8.41	(Q)	08/07/28	ZAR	2,300	—	(2)
6M EURIBOR (S)	Receiving	(0.45)	(A)	12/29/23	EUR	600	—	7
6M EURIBOR (S)	Receiving	(0.43)	(A)	06/28/24	EUR	600	—	21
6M EURIBOR (S)	Receiving	(0.40)	(A)	12/30/24	EUR	300	—	17
6M EURIBOR (S)	Receiving	(0.36)	(A)	06/30/25	EUR	500	—	38
6M EURIBOR (S)	Receiving	(0.33)	(A)	12/30/25	EUR	300	—	28
6M EURIBOR (S)	Receiving	(0.29)	(A)	06/30/26	EUR	100	—	11
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	1	1,081
6M EURIBOR (S)	Receiving	3.00	(A)	03/20/34	EUR	20,300	39	417
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	(2)	3,502
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	(1)	1,717
6M EURIBOR (S)	Receiving	0.83	(A)	12/09/52	EUR	23,200	(62)	1,641
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	2,700	—	(79)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	8,200	2	(796)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	8,200	2	(797)
6M EURIBOR (S)	Paying	1.00	(A)	05/13/27	EUR	11,200	3	(948)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	5,400	1	(460)
6M EURIBOR (S)	Paying	2.00	(A)	09/21/32	EUR	25,380	(31)	(3,058)
6M EURIBOR (S)	Paying	2.55	(A)	03/09/33	EUR	5,800	(8)	(406)
6M EURIBOR (S)	Paying	3.27	(A)	08/21/33	EUR	1,600	(3)	(15)
Bank of Canada Overnight Repo Rate (S)	Paying	3.75	(S)	12/20/25	CAD	24,900	(15)	(22)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	(0.02)	(S)	09/20/28	JPY	12,430,000	86	2,745
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.00	(S)	03/15/29	JPY	6,580,000	55	1,775
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.40	(A)	06/15/32	JPY	940,000	19	261
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	03/15/42	JPY	500,000	20	375
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.71	(A)	04/27/42	JPY	140,000	6	110
Bank of Japan Overnight Call Rate TONAR (A)	Paying	0.18	(A)	04/27/27	JPY	520,000	(2)	(30)
BRAZIBOR (A)	Paying	11.16	(A)	01/02/25	BRL	300	—	(1)
BRAZIBOR (A)	Paying	11.35	(A)	01/02/25	BRL	400	—	(1)
BRAZIBOR (A)	Paying	11.14	(A)	01/02/25	BRL	500	—	(2)
BRAZIBOR (A)	Paying	12.15	(A)	01/02/25	BRL	900	—	—
BRAZIBOR (A)	Paying	12.14	(A)	01/02/25	BRL	900	—	—
BRAZIBOR (A)	Paying	12.00	(A)	01/02/25	BRL	1,100	—	—
BRAZIBOR (A)	Paying	12.16	(A)	01/02/25	BRL	1,800	—	1
BRAZIBOR (A)	Paying	12.08	(A)	01/02/25	BRL	1,800	—	—
BRAZIBOR (A)	Paying	9.87	(A)	01/02/26	BRL	6,100	3	(19)
BRAZIBOR (A)	Paying	9.91	(A)	01/02/26	BRL	9,500	5	(27)
BRAZIBOR (A)	Paying	9.84	(A)	01/02/26	BRL	12,100	6	(38)
BRAZIBOR (A)	Paying	10.07	(A)	01/02/26	BRL	18,900	10	(45)
BRAZIBOR (A)	Paying	10.05	(A)	01/02/26	BRL	19,000	10	(46)
BRAZIBOR (A)	Paying	10.02	(A)	01/02/26	BRL	19,200	10	(49)
BRAZIBOR (A)	Paying	11.70	(A)	01/04/27	BRL	100	—	—
BRAZIBOR (A)	Paying	11.26	(A)	01/04/27	BRL	300	—	—
BRAZIBOR (A)	Paying	11.25	(A)	01/04/27	BRL	300	—	—
BRAZIBOR (A)	Paying	11.22	(A)	01/04/27	BRL	600	—	(1)
BRAZIBOR (A)	Paying	11.72	(A)	01/04/27	BRL	600	—	1
BRAZIBOR (A)	Paying	11.87	(A)	01/04/27	BRL	1,600	1	4
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	4,300	3	(17)
BRAZIBOR (A)	Paying	10.10	(A)	01/04/27	BRL	7,300	5	(26)
BRAZIBOR (A)	Paying	10.00	(A)	01/04/27	BRL	15,600	11	(61)
BRAZIBOR (A)	Paying	9.96	(A)	01/04/27	BRL	17,500	13	(72)
BRAZIBOR (A)	Paying	10.05	(A)	01/04/27	BRL	29,400	21	(109)
Sterling Overnight Index Average Rate (A)	Receiving	4.25	(A)	03/20/54	GBP	1,600	35	56
Sterling Overnight Index Average Rate (A)	Paying	1.06	(A)	02/21/52	GBP	300	(4)	(190)
Sterling Overnight Index Average Rate (A)	Paying	1.10	(A)	02/21/52	GBP	300	(4)	(188)
Sterling Overnight Index Average Rate (A)	Paying	1.18	(A)	02/28/52	GBP	700	(10)	(425)
U.K. Retail Price Index (A)	Paying	4.06	(A)	09/15/31	GBP	1,100	5	(214)
U.K. Retail Price Index (A)	Paying	4.00	(A)	09/15/31	GBP	1,300	6	(256)
U.K. Retail Price Index (A)	Paying	4.07	(A)	09/15/31	GBP	2,200	10	(388)
U.K. Retail Price Index (A)	Paying	4.40	(A)	10/15/31	GBP	1,400	7	(205)
U.K. Retail Price Index (A)	Paying	4.02	(A)	10/15/31	GBP	1,600	8	(303)
U.K. Retail Price Index (A)	Paying	4.14	(A)	10/15/31	GBP	3,100	15	(536)
U.K. Retail Price Index (A)	Paying	4.25	(A)	11/15/31	GBP	3,100	17	(447)
U.S. SOFR (Q)	Receiving	2.50	(S)	12/18/24		2,400	(1)	172
U.S. SOFR (Q)	Receiving	2.50	(S)	12/20/24		1,600	(1)	115
U.S. SOFR (Q)	Receiving	2.50	(S)	12/20/24		11,000	(5)	772
U.S. SOFR (A)	Receiving	2.45	(A)	12/25/24		56,400	18	1,570
U.S. SOFR (A)	Receiving	2.35	(A)	01/23/25		28,300	10	790
U.S. SOFR (Q)	Receiving	1.30	(S)	03/16/25		7,600	(2)	577

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (Q)	Receiving	1.30	(S)	03/18/25	7,600	(2)	578
U.S. SOFR (A)	Receiving	1.60	(A)	01/16/26	22,200	(6)	1,022
U.S. SOFR (A)	Receiving	2.30	(A)	01/17/26	15,900	(5)	725
U.S. SOFR (Q)	Receiving	0.93	(S)	05/06/26	3,500	(2)	347
U.S. SOFR (Q)	Receiving	0.50	(S)	06/16/26	35,800	(18)	3,736
U.S. SOFR (Q)	Receiving	3.00	(S)	06/19/26	59,100	(75)	7,567
U.S. SOFR (A)	Receiving	3.50	(A)	06/21/26	4,040	(2)	112
U.S. SOFR (Q)	Receiving	1.01	(S)	06/24/26	5,700	(3)	575
U.S. SOFR (Q)	Receiving	1.25	(S)	12/15/26	1,200	(1)	145
U.S. SOFR (Q)	Receiving	1.74	(S)	12/16/26	2,700	(4)	362
U.S. SOFR (Q)	Receiving	1.35	(S)	01/20/27	11,500	(13)	1,219
U.S. SOFR (Q)	Receiving	1.45	(S)	02/17/27	8,300	(10)	869
U.S. SOFR (Q)	Receiving	1.42	(S)	02/24/27	6,200	(7)	658
U.S. SOFR (A)	Receiving	1.00	(A)	06/15/27	8,220	(6)	699
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/27	2,100	(2)	48
U.S. SOFR (Q)	Receiving	1.24	(S)	05/12/28	1,800	(3)	255
U.S. SOFR (Q)	Receiving	2.25	(S)	06/20/28	2,000	(4)	360
U.S. SOFR (A)	Receiving	3.25	(A)	06/21/28	2,620	(2)	89
U.S. SOFR (A)	Receiving	3.75	(A)	12/20/28	12,380	(11)	294
U.S. SOFR (Q)	Receiving	1.50	(S)	01/12/29	1,980	(3)	289
U.S. SOFR (Q)	Receiving	2.00	(S)	12/10/29	1,800	(4)	389
U.S. SOFR (Q)	Receiving	1.50	(S)	12/18/29	3,600	(6)	760
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/29	6,470	(5)	275
U.S. SOFR (Q)	Receiving	1.75	(S)	01/15/30	5,900	(12)	1,273
U.S. SOFR (Q)	Receiving	2.00	(S)	02/12/30	3,500	(8)	771
U.S. SOFR (Q)	Receiving	2.00	(S)	03/10/30	1,700	(4)	378
U.S. SOFR (Q)	Receiving	1.43	(S)	03/17/30	3,800	(7)	822
U.S. SOFR (Q)	Receiving	1.25	(S)	06/17/30	69,000	(127)	15,137
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/30	65,870	(83)	4,326
U.S. SOFR (Q)	Receiving	0.71	(S)	07/28/30	1,700	(2)	366
U.S. SOFR (A)	Receiving	3.50	(A)	12/20/30	38,880	(56)	1,503
U.S. SOFR (Q)	Receiving	0.75	(S)	06/16/31	33,500	(55)	6,352
U.S. SOFR (Q)	Receiving	1.45	(S)	07/16/31	33,100	(81)	6,715
U.S. SOFR (A)	Receiving	2.00	(A)	12/21/32	5,540	(6)	415
U.S. SOFR (A)	Receiving	3.50	(A)	05/22/33	107,380	(113)	5,572
U.S. SOFR (A)	Receiving	3.70	(A)	06/06/33	63,690	(67)	3,446
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	2,820	(3)	212
U.S. SOFR (A)	Receiving	3.00	(A)	06/21/33	9,880	(11)	876
U.S. SOFR (Q)	Receiving	2.00	(S)	01/15/50	500	(3)	266
U.S. SOFR (Q)	Receiving	1.63	(S)	01/16/50	900	(4)	454
U.S. SOFR (Q)	Receiving	1.75	(S)	01/22/50	2,300	(12)	1,181
U.S. SOFR (Q)	Receiving	1.63	(S)	02/03/50	11,500	(56)	5,801
U.S. SOFR (Q)	Receiving	1.88	(S)	02/07/50	4,300	(24)	2,249
U.S. SOFR (Q)	Receiving	1.25	(S)	06/16/51	4,800	(23)	1,532
U.S. SOFR (Q)	Receiving	1.04	(S)	06/28/52	600	(2)	326
U.S. SOFR (A)	Receiving	2.75	(A)	06/21/53	24,300	(80)	2,958
U.S. SOFR (Q)	Paying	1.27	(S)	11/04/23	373,700	8	(1,056)
U.S. SOFR (A)	Paying	5.10	(A)	05/24/24	459,490	6	(649)
U.S. SOFR (A)	Paying	5.40	(A)	06/11/24	269,710	12	(129)
U.S. SOFR (A)	Paying	0.50	(A)	06/15/24	13,600	—	(332)
U.S. SOFR (A)	Paying	4.04	(A)	06/20/24	7,600	—	(80)
U.S. SOFR (A)	Paying	4.06	(A)	06/20/24	30,400	1	(318)
U.S. SOFR (A)	Paying	4.14	(A)	06/26/24	12,700	—	(128)
U.S. SOFR (A)	Paying	4.50	(A)	05/22/25	236,990	30	(1,809)
U.S. SOFR (A)	Paying	4.90	(A)	06/06/25	139,040	20	(768)
U.S. SOFR (Q)	Paying	1.38	(S)	01/04/27	34,000	44	(3,535)
U.S. SOFR (Q)	Paying	1.43	(S)	01/18/27	3,400	4	(352)
U.S. SOFR (Q)	Paying	1.44	(S)	01/18/27	3,600	5	(371)
U.S. SOFR (Q)	Paying	1.55	(S)	01/20/27	50,900	62	(4,949)
U.S. SOFR (Q)	Paying	1.58	(S)	02/16/27	3,500	4	(352)
U.S. SOFR (Q)	Paying	1.70	(S)	02/17/27	33,200	43	(3,121)
U.S. SOFR (Q)	Paying	1.65	(S)	02/24/27	20,600	26	(1,980)
U.S. SOFR (A)	Paying	1.57	(A)	02/28/27	2,200	1	(206)
U.S. SOFR (A)	Paying	1.79	(A)	05/03/27	2,700	2	(244)
U.S. SOFR (A)	Paying	2.85	(A)	08/30/27	3,300	3	(192)
U.S. SOFR (A)	Paying	3.05	(A)	09/07/27	1,600	1	(82)
U.S. SOFR (A)	Paying	2.96	(A)	10/04/27	2,460	2	(136)
U.S. SOFR (Q)	Paying	0.50	(S)	06/16/28	19,903	20	(2,685)
U.S. SOFR (A)	Paying	3.25	(A)	06/21/28	13,500	13	(482)
U.S. SOFR (Q)	Paying	1.50	(S)	12/15/28	10,460	16	(1,691)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. SOFR (Q)	Paying	1.70	(S)	01/12/29	7,200	12	(961)
U.S. SOFR (Q)	Paying	1.52	(S)	01/20/29	1,000	2	(146)
U.S. SOFR (Q)	Paying	1.63	(S)	01/26/29	1,700	3	(239)
U.S. SOFR (A)	Paying	1.00	(A)	06/15/29	127,110	96	(16,104)
U.S. SOFR (A)	Paying	1.75	(A)	06/15/29	1,230	1	(26)
U.S. SOFR (A)	Paying	3.05	(A)	09/08/29	1,600	2	(108)
U.S. SOFR (A)	Paying	3.10	(A)	09/09/29	1,600	2	(103)
U.S. SOFR (A)	Paying	3.47	(A)	02/22/30	4,500	5	(215)
U.S. SOFR (A)	Paying	3.34	(A)	02/23/30	3,800	4	(209)
U.S. SOFR (A)	Paying	3.53	(A)	03/02/30	1,600	2	(72)
U.S. SOFR (A)	Paying	3.50	(A)	06/22/30	12,600	16	(598)
U.S. SOFR (Q)	Paying	1.00	(S)	12/16/30	14,824	28	(3,445)
U.S. SOFR (Q)	Paying	0.75	(S)	06/16/31	59,600	103	(10,677)
U.S. SOFR (Q)	Paying	1.50	(S)	10/05/31	2,100	5	(429)
U.S. SOFR (Q)	Paying	1.54	(S)	10/15/31	2,000	5	(405)
U.S. SOFR (Q)	Paying	1.54	(S)	10/22/31	1,400	4	(284)
U.S. SOFR (Q)	Paying	1.74	(S)	01/12/32	1,300	4	(251)
U.S. SOFR (Q)	Paying	1.66	(S)	01/24/32	1,700	5	(340)
U.S. SOFR (Q)	Paying	2.00	(S)	02/18/32	3,100	10	(548)
U.S. SOFR (A)	Paying	3.05	(A)	09/06/32	2,500	3	(227)
U.S. SOFR (A)	Paying	3.40	(A)	02/23/33	2,810	3	(191)
U.S. SOFR (A)	Paying	3.45	(A)	03/07/33	4,500	5	(289)
U.S. SOFR (A)	Paying	3.50	(A)	06/21/33	8,400	8	(520)
U.S. SOFR (A)	Paying	3.75	(A)	07/12/33	4,200	4	(178)
U.S. SOFR (A)	Paying	3.73	(A)	08/03/33	1,400	1	(62)
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33	4,600	4	(193)
U.S. SOFR (A)	Paying	3.80	(A)	08/30/33	2,300	2	(89)
U.S. SOFR (A)	Paying	3.90	(A)	08/30/33	2,200	2	(68)
U.S. SOFR (Q)	Paying	1.59	(S)	02/09/51	12,800	62	(5,670)
U.S. SOFR (Q)	Paying	1.82	(S)	01/24/52	300	2	(123)
U.S. SOFR (Q)	Paying	1.87	(S)	01/26/52	300	2	(121)
U.S. SOFR (A)	Paying	3.08	(A)	02/23/53	1,200	4	(192)
U.S. SOFR (A)	Paying	3.37	(A)	07/12/53	2,900	11	(321)
						185	18,072

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
AT&T Inc. (Q)	0.76	1.00	12/20/25	(500)	2	—	(4)
AT&T Inc. (Q)	1.05	1.00	06/20/28	(3,700)	(7)	(1)	32
CDX.EM.30.V4 (Q)	0.58	1.00	12/20/23	(9,520)	(2)	(16)	119
CDX.EM.31.V3 (Q)	0.84	1.00	06/20/24	(4,472)	12	(8)	70
CDX.EM.32.V4 (Q)	0.99	1.00	12/20/24	(1,275)	4	(2)	26
CDX.EM.34.V3 (Q)	2.79	1.00	12/20/25	(2,944)	(105)	(4)	28
CDX.EM.36.V3 (Q)	2.01	1.00	12/20/26	(13,064)	(297)	(29)	283
CDX.EM.38 (Q)	2.31	1.00	12/20/27	(1,600)	(63)	(3)	73
CDX.EM.39 (Q)	2.38	1.00	06/20/28	(900)	(40)	(2)	21
CDX.EM.40 (Q)	2.26	1.00	12/20/28	(7,900)	(433)	(14)	(40)
CDX.NA.HY.34.V11 (Q)	3.30	5.00	06/20/25	(360)	9	(1)	(18)
CDX.NA.HY.35.V3 (Q)	3.42	5.00	12/20/25	(196)	6	(1)	(11)
CDX.NA.HY.36.V3 (Q)	3.59	5.00	06/20/26	(9,212)	307	(27)	(552)
CDX.NA.HY.37.V3 (Q)	3.78	5.00	12/20/26	(2,744)	97	(8)	(53)
CDX.NA.HY.39.V2 (Q)	4.46	5.00	12/20/27	(5,049)	120	8	176
CDX.NA.HY.40 (Q)	4.65	5.00	06/20/28	(12,000)	188	(43)	211
CDX.NA.HY.41 (Q)	4.79	5.00	12/20/28	(23,100)	188	(63)	(23)
CDX.NA.IG.41 (Q)	0.74	1.00	12/20/28	(2,900)	35	(1)	(3)
EADS Finance (Q)	0.55	1.00	06/20/26	(6,500)	89	(2)	(74)
EADS Finance (Q)	0.82	1.00	06/20/28	(100)	1	—	(1)
Ford Motor Credit Company LLC (Q)	1.85	5.00	06/20/25	(600)	38	—	7
Ford Motor Credit Company LLC (Q)	2.11	5.00	12/20/25	(900)	70	1	36
General Electric Company (Q)	0.29	1.00	12/20/23	(200)	—	—	—
General Electric Company (Q)	0.60	1.00	06/20/26	(4,500)	67	(1)	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Rolls-Royce Group PLC (Q)	1.89	1.00	12/20/25	(4,400)	(2)	1	443
Rolls-Royce Group PLC (Q)	2.27	1.00	12/20/26	(1,300)	(19)	1	37
Rolls-Royce Group PLC (Q)	2.43	1.00	06/20/27	(1,500)	(34)	—	112
Verizon Communications Inc. (Q)	1.04	1.00	06/20/28	(3,900)	(3)	—	3
Verizon Communications Inc. (Q)	1.07	1.00	12/20/28	(900)	(3)	—	(1)
					225	(215)	912

JNL/PIMCO Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
3M SOFR Index Future, Dec. 2023	Call	96.38	12/15/23	48	(1)
3M SOFR Index Future, Dec. 2023	Call	98.00	12/15/23	55	—
3M SOFR Index Future, Dec. 2023	Call	96.06	12/15/23	33	(1)
3M SOFR Index Future, Dec. 2023	Call	96.13	12/15/23	32	(1)
3M SOFR Index Future, Dec. 2023	Put	96.38	12/15/23	2	(9)
3M SOFR Index Future, Dec. 2023	Put	96.50	12/15/23	10	(49)
3M SOFR Index Future, Dec. 2023	Put	96.06	12/15/23	33	(125)
3M SOFR Index Future, Dec. 2023	Put	96.13	12/15/23	29	(114)
United States 10 Year Future, Dec. 2023	Call	110.00	10/27/23	22	(5)
United States 10 Year Future, Dec. 2023	Put	107.00	10/27/23	22	(10)
					(315)

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 12/05/24	BOA	Call	2.15	12/01/23	7,300,000	—
3M LIBOR, 10/10/33	CIT	Call	3.73	10/05/23	2,300,000	(21)
3M LIBOR, 04/04/25	CIT	Call	2.69	04/02/24	2,000,000	—
3M LIBOR, 10/17/24	DUB	Call	2.92	10/13/23	4,700,000	—
3M LIBOR, 04/10/25	DUB	Call	2.79	04/08/24	3,200,000	(1)
3M LIBOR, 10/04/33	GSC	Call	3.58	10/02/23	4,700,000	—
3M LIBOR, 10/12/33	GSC	Call	3.75	10/10/23	2,300,000	—
3M LIBOR, 10/17/24	GSC	Call	2.92	10/13/23	4,700,000	—
3M LIBOR, 10/20/33	GSC	Call	3.82	10/18/23	2,300,000	(1)
3M LIBOR, 10/24/24	GSC	Call	3.02	10/20/23	3,800,000	—
3M LIBOR, 10/25/24	GSC	Call	3.14	10/23/23	3,700,000	—
3M LIBOR, 10/25/24	GSC	Call	3.19	10/23/23	3,700,000	—
3M LIBOR, 10/25/24	GSC	Call	3.23	10/23/23	3,700,000	—
3M LIBOR, 10/27/24	GSC	Call	2.97	10/25/23	3,700,000	—
3M LIBOR, 10/31/24	GSC	Call	2.84	10/27/23	3,700,000	—
3M LIBOR, 11/01/33	GSC	Call	4.00	10/30/23	2,300,000	(8)
3M LIBOR, 11/07/24	GSC	Call	3.09	11/03/23	3,700,000	—
3M LIBOR, 11/14/24	GSC	Call	2.91	11/10/23	3,700,000	—
3M LIBOR, 11/21/24	GSC	Call	2.25	11/17/23	7,200,000	—
3M LIBOR, 11/22/24	GSC	Call	2.15	11/20/23	7,200,000	—
3M LIBOR, 12/11/24	GSC	Call	2.25	12/07/23	7,300,000	—
3M LIBOR, 04/04/25	GSC	Call	2.70	04/02/24	12,000,000	(2)
3M LIBOR, 04/10/25	GSC	Call	2.72	04/08/24	4,000,000	(1)
3M LIBOR, 10/12/53	JPM	Call	3.43	10/10/23	700,000	—
3M LIBOR, 10/16/53	JPM	Call	3.48	10/12/23	700,000	—
3M LIBOR, 10/17/53	JPM	Call	3.47	10/13/23	800,000	—
3M LIBOR, 10/31/33	JPM	Call	3.95	10/27/23	1,400,000	(3)
3M LIBOR, 11/01/33	JPM	Call	4.00	10/30/23	1,200,000	(4)
3M LIBOR, 12/05/24	BOA	Put	3.65	12/01/23	7,300,000	(119)
3M LIBOR, 10/10/33	CIT	Put	4.18	10/05/23	2,300,000	—
3M LIBOR, 04/04/25	CIT	Put	2.69	04/02/24	2,000,000	(45)
3M LIBOR, 10/17/24	DUB	Put	2.92	10/13/23	4,700,000	(114)
3M LIBOR, 04/10/25	DUB	Put	2.79	04/08/24	3,200,000	(68)
3M LIBOR, 10/04/33	GSC	Put	4.03	10/02/23	4,700,000	(90)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Income Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
3M LIBOR, 10/12/33	GSC	Put	4.15	10/10/23		2,300,000	(28)
3M LIBOR, 10/17/24	GSC	Put	2.92	10/13/23		4,700,000	(114)
3M LIBOR, 10/20/33	GSC	Put	4.22	10/18/23		2,300,000	(23)
3M LIBOR, 10/24/24	GSC	Put	3.02	10/20/23		3,800,000	(87)
3M LIBOR, 10/25/24	GSC	Put	3.19	10/23/23		3,700,000	(79)
3M LIBOR, 10/25/24	GSC	Put	3.23	10/23/23		3,700,000	(78)
3M LIBOR, 10/25/24	GSC	Put	3.14	10/23/23		3,700,000	(81)
3M LIBOR, 10/27/24	GSC	Put	2.97	10/25/23		3,700,000	(87)
3M LIBOR, 10/31/24	GSC	Put	2.84	10/27/23		3,700,000	(89)
3M LIBOR, 11/01/33	GSC	Put	4.45	10/30/23		2,300,000	(12)
3M LIBOR, 11/07/24	GSC	Put	3.09	11/03/23		3,700,000	(82)
3M LIBOR, 11/14/24	GSC	Put	2.91	11/10/23		3,700,000	(88)
3M LIBOR, 11/21/24	GSC	Put	3.75	11/17/23		7,200,000	(112)
3M LIBOR, 11/22/24	GSC	Put	3.65	11/20/23		7,200,000	(119)
3M LIBOR, 12/11/24	GSC	Put	3.75	12/07/23		7,300,000	(111)
3M LIBOR, 04/04/25	GSC	Put	2.70	04/02/24		12,000,000	(267)
3M LIBOR, 04/10/25	GSC	Put	2.72	04/08/24		4,000,000	(88)
3M LIBOR, 10/12/53	JPM	Put	3.83	10/10/23		700,000	(24)
3M LIBOR, 10/16/53	JPM	Put	3.88	10/12/23		700,000	(19)
3M LIBOR, 10/17/53	JPM	Put	3.87	10/13/23		800,000	(24)
3M LIBOR, 10/31/33	JPM	Put	4.45	10/27/23		1,400,000	(6)
3M LIBOR, 11/01/33	JPM	Put	4.45	10/30/23		1,200,000	(6)
6M EURIBOR, 10/16/28	BCL	Call	3.08	10/12/23	EUR	2,800,000	—
6M EURIBOR, 10/27/33	BCL	Call	3.20	10/25/23	EUR	1,600,000	(10)
6M EURIBOR, 10/31/28	BCL	Call	3.23	10/27/23	EUR	2,700,000	(4)
6M EURIBOR, 10/25/28	CIT	Call	3.23	10/23/23	EUR	2,900,000	(5)
6M EURIBOR, 10/11/28	GSC	Call	3.10	10/09/23	EUR	3,000,000	—
6M EURIBOR, 10/20/28	GSC	Call	3.15	10/18/23	EUR	2,800,000	(2)
6M EURIBOR, 10/09/28	JPM	Call	3.07	10/05/23	EUR	3,000,000	—
6M EURIBOR, 10/20/33	JPM	Call	3.98	10/20/23	GBP	1,000,000	(1)
6M EURIBOR, 10/16/28	BCL	Put	3.38	10/12/23	EUR	2,800,000	(10)
6M EURIBOR, 10/27/33	BCL	Put	3.46	10/25/23	EUR	1,600,000	(5)
6M EURIBOR, 10/31/28	BCL	Put	3.48	10/27/23	EUR	2,700,000	(8)
6M EURIBOR, 10/25/28	CIT	Put	3.48	10/23/23	EUR	2,900,000	(8)
6M EURIBOR, 10/11/28	GSC	Put	3.40	10/09/23	EUR	3,000,000	(8)
6M EURIBOR, 10/20/28	GSC	Put	3.45	10/18/23	EUR	2,800,000	(8)
6M EURIBOR, 10/09/28	JPM	Put	3.37	10/05/23	EUR	3,000,000	(9)
6M EURIBOR, 10/20/33	JPM	Put	4.32	10/20/23	GBP	1,000,000	(12)
							(2,191)
Options on Securities
Federal National Mortgage Association, Inc, 5.00%, 10/15/53	JPM	Call	98.22	10/05/23		10,000,000	—
Federal National Mortgage Association, Inc, 5.00%, 10/15/53	JPM	Put	95.22	10/05/23		10,000,000	(100)
							(100)

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	11/03/23	BRL	147,874	29,287	(41)
CLP/USD	DUB	12/20/23	CLP	2,297,990	2,570	3
EUR/USD	BOA	11/15/23	EUR	708	750	(19)
EUR/USD	CIT	11/15/23	EUR	1,002	1,061	(3)
IDR/USD	CIT	03/20/24	IDR	105,405,704	6,817	(21)
IDR/USD	GSC	03/20/24	IDR	50,601,300	3,272	(16)
IDR/USD	JPM	03/20/24	IDR	47,007,200	3,040	(5)
INR/USD	BOA	12/20/23	INR	111,114	1,333	(2)
INR/USD	JPM	12/20/23	INR	332,369	3,988	(32)
INR/USD	JPM	12/20/23	INR	150,067	1,800	2
JPY/USD	GSC	11/15/23	JPY	3,070,800	20,701	(683)
MXN/USD	GSC	10/16/23	MXN	254,044	14,545	27
MXN/USD	CIT	12/14/23	MXN	2,278	129	(2)
PEN/USD	CIT	11/07/23	PEN	7,438	1,960	(41)
USD/AUD	CIT	11/15/23	AUD	(243)	(156)	1
USD/AUD	DUB	11/15/23	AUD	(327)	(211)	1
USD/AUD	JPM	11/15/23	AUD	(1,041)	(670)	5

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Income Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/BRL	GSC	11/03/23	BRL	(271)	(54)	—
USD/CHF	CIT	11/15/23	CHF	(642)	(705)	35
USD/CLP	JPM	10/19/23	CLP	(2,614,317)	(2,938)	4
USD/CNY	JPM	03/26/24	CNY	(414)	(58)	—
USD/EUR	BOA	11/15/23	EUR	(753)	(798)	29
USD/EUR	CIT	11/15/23	EUR	(72,000)	(76,263)	2,808
USD/EUR	JPM	11/15/23	EUR	(714)	(756)	23
USD/GBP	CIT	11/15/23	GBP	(32,540)	(39,712)	1,400
USD/GBP	JPM	11/15/23	GBP	(1,209)	(1,475)	62
USD/IDR	BOA	03/20/24	IDR	(94,687,623)	(6,123)	17
USD/MXN	DUB	10/04/23	MXN	(4,757)	(273)	1
USD/MXN	GSC	10/04/23	MXN	(3,585)	(206)	2
USD/MXN	BCL	10/16/23	MXN	(4,108)	(235)	—
USD/MXN	GSC	10/16/23	MXN	(56,187)	(3,217)	9
USD/MXN	JPM	10/16/23	MXN	(4,310)	(247)	(3)
USD/MXN	GSC	12/14/23	MXN	(6,752)	(383)	7
USD/PEN	CIT	10/10/23	PEN	(470)	(124)	3
USD/PEN	CIT	11/02/23	PEN	(578)	(152)	7
USD/PEN	CIT	11/03/23	PEN	(779)	(206)	7
USD/PEN	CIT	11/07/23	PEN	(2,361)	(621)	13
USD/PEN	CIT	11/09/23	PEN	(4,238)	(1,116)	25
USD/PEN	CIT	11/10/23	PEN	(2,982)	(787)	12
USD/TWD	CIT	12/20/23	TWD	(153,355)	(4,798)	36
USD/TWD	JPM	12/20/23	TWD	(63,802)	(1,996)	22
USD/ZAR	GSC	10/19/23	ZAR	(80,706)	(4,256)	46
USD/ZAR	BOA	10/20/23	ZAR	(263,408)	(13,891)	(158)
USD/ZAR	JPM	11/21/23	ZAR	(10,612)	(558)	2
USD/ZAR	BOA	11/22/23	ZAR	(8,787)	(462)	(3)
USD/ZAR	JPM	11/22/23	ZAR	(1,707)	(90)	(1)
					(72,284)	3,579

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Presidencia Da Republica (Q)	CIT	1.24	1.00	06/20/26	(7,200)	15	(245)	260
Presidencia Da Republica (Q)	CIT	0.71	1.00	12/20/24	(700)	5	(12)	17
Presidencia Da Republica (Q)	GSC	1.24	1.00	06/20/26	(10,600)	23	(360)	383
Presidencia Da Republica (Q)	GSC	0.71	1.00	12/20/24	(500)	3	(8)	11
CDX.NA.HY.33.V13 (Q)	CIT	0.24	5.00	12/20/24	(13,559)	800	2,258	(1,458)
CMBX.NA.AAA.10 (M)	GSC	0.00	0.50	11/17/59	(36,500)	(257)	(328)	71
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,800)	(84)	60	(144)
CMBX.NA.AAA.11 (M)	GSC	0.00	0.50	11/18/54	(7,500)	(81)	(41)	(40)
CMBX.NA.AAA.13 (M)	GSC	0.00	0.50	12/16/72	(79,500)	(1,580)	(1,365)	(215)
CMBX.NA.AAA.6 (M)	GSC	0.00	0.50	05/11/63	(16)	—	—	—
CMBX.NA.AAA.9 (M)	GSC	0.00	0.50	09/17/58	(23,965)	(92)	48	(140)
Departamento Administrativo De La Presidencia De La Republica (Q)	BCL	2.27	1.00	12/20/26	(1,000)	(13)	(47)	34
Departamento Administrativo De La Presidencia De La Republica (Q)	CIT	2.47	1.00	06/20/27	(200)	(4)	(7)	3
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	2.74	1.00	12/20/27	(100)	(3)	(9)	6
Departamento Administrativo De La Presidencia De La Republica (Q)	GSC	2.36	1.00	06/20/27	(300)	(7)	(11)	4
Departamento Administrativo De La Presidencia De La Republica (Q)	JPM	2.36	1.00	06/20/27	(300)	(7)	(12)	5
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	0.27	1.00	06/20/24	(3,300)	18	(56)	74
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.36	1.00	12/20/24	(1,500)	12	(12)	24
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.18	1.00	12/20/23	(1,700)	4	(26)	30
South Africa, Parliament of (Q)	DUB	2.22	1.00	12/20/26	(1,200)	(35)	(53)	18
South Africa, Parliament of (Q)	GSC	1.05	1.00	06/20/24	(600)	1	(25)	26
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.66	1.00	12/20/23	(200)	—	(14)	14
Turkiye Cumhuriyeti Basbakanlik (Q)	BOA	5.91	1.00	12/20/24	(700)	(7)	(78)	71
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	4.84	1.00	12/20/24	(500)	(5)	(61)	56
Turkiye Cumhuriyeti Basbakanlik (Q)	BCL	4.84	1.00	12/20/24	(1,810)	(16)	(224)	208
Turkiye Cumhuriyeti Basbakanlik (Q)	CIT	4.84	1.00	12/20/24	(100)	(1)	(10)	9
Turkiye Cumhuriyeti Basbakanlik (Q)	DUB	4.84	1.00	12/20/24	(200)	(2)	(23)	21

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	4.62	1.00	06/20/24	(200)	(1)	(19)	18
Turkiye Cumhuriyeti Basbakanlik (Q)	GSC	4.84	1.00	12/20/24	(1,300)	(11)	(146)	135
					(203,050)	(1,325)	(826)	(499)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	1,123,935	—	1,123,935
Non-U.S. Government Agency Asset-Backed Securities	—	645,266	—	645,266
Corporate Bonds And Notes	—	188,866	1,381	190,247
Senior Floating Rate Instruments	—	59,130	8,204	67,334
Common Stocks	1,404	360	9,795	11,559
Rights	—	—	246	246
Warrants	—	—	3	3
Other Equity Interests	—	—	—	—
Short Term Investments	3,100	10,053	—	13,153
	4,504	2,027,610	19,629	2,051,743
Liabilities - Securities
Government And Agency Obligations	—	(12,009)	—	(12,009)
	—	(12,009)	—	(12,009)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	5,611	—	—	5,611
Centrally Cleared Interest Rate Swap Agreements	—	102,527	—	102,527
Centrally Cleared Credit Default Swap Agreements	—	1,692	—	1,692
Open Forward Foreign Currency Contracts	—	4,609	—	4,609
OTC Credit Default Swap Agreements	—	1,498	—	1,498
	5,611	110,326	—	115,937
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,324)	—	—	(1,324)
Centrally Cleared Interest Rate Swap Agreements	—	(84,455)	—	(84,455)
Centrally Cleared Credit Default Swap Agreements	—	(780)	—	(780)
Exchange Traded Written Options	(315)	—	—	(315)
OTC Written Options	—	(2,291)	—	(2,291)
Open Forward Foreign Currency Contracts	—	(1,030)	—	(1,030)
OTC Credit Default Swap Agreements	—	(1,997)	—	(1,997)
	(1,639)	(90,553)	—	(92,192)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/PIMCO Investment Grade Credit Bond Fund
CORPORATE BONDS AND NOTES 74.5%
Financials 29.6%
AerCap Ireland Capital Designated Activity Company
4.45%, 04/03/26	600	577
AIA Group Limited
3.60%, 04/09/29 (a)	1,200	1,093
AIB Group Public Limited Company
4.26%, 04/10/25 (a)	600	591
Ally Financial Inc.
5.80%, 05/01/25	1,500	1,473
6.99%, 06/13/29	500	490
6.70%, 02/14/33	400	347
Antares Holdings LP
3.95%, 07/15/26 (a)	300	270
3.75%, 07/15/27 (a)	1,250	1,078
7.95%, 08/11/28 (a)	600	596
Arch Capital Group Ltd.
3.64%, 06/30/50	615	414
Ares Finance Co. II LLC
3.25%, 06/15/30 (a)	1,200	974
Ares Finance Co. III LLC
4.13%, 06/30/51 (a)	500	380
Assured Guaranty US Holdings Inc.
6.13%, 09/15/28	500	500
3.60%, 09/15/51	1,700	1,030
Aviation Capital Group LLC
4.38%, 01/30/24 (a)	200	198
5.50%, 12/15/24 (a)	600	590
3.50%, 11/01/27 (a)	1,532	1,353
Avolon Holdings Funding Limited
5.50%, 01/15/26 (a)	400	387
4.25%, 04/15/26 (a)	700	657
2.53%, 11/18/27 (a)	2,826	2,386
AXIS Specialty Finance PLC
4.00%, 12/06/27	700	646
Banco Bilbao Vizcaya Argentaria, S.A.
1.13%, 09/18/25 (b)	4,000	3,639
Banco Santander, S.A.
3.49%, 05/28/30 (b)	4,600	3,868
Bank of America Corporation
4.30%, (100, 01/28/25) (c)	2,700	2,490
5.13%, (100, 06/20/24) (c)	1,600	1,559
2.46%, 10/22/25	2,100	2,015
3.82%, 01/20/28 (d)	5,000	4,645
3.42%, 12/20/28	631	565
3.97%, 02/07/30	7,000	6,286
2.69%, 04/22/32	2,900	2,281
4.57%, 04/27/33	1,900	1,688
5.87%, 09/15/34	700	681
Barclays PLC
2.85%, 05/07/26 (b)	1,400	1,321
5.75%, 08/09/33 (b)	200	185
6.69%, 09/13/34 (b)	1,100	1,075
BGC Partners, Inc.
4.38%, 12/15/25	700	651
8.00%, 05/25/28 (a)	700	682
Blackstone Holdings Finance Co. L.L.C.
1.50%, 04/10/29, EUR (a)	800	722
Blackstone Inc.
2.50%, 01/10/30 (a)	5,700	4,609
5.00%, 06/15/44 (a)	300	241
Blue Owl Finance LLC
4.13%, 10/07/51 (a)	3,400	1,992
BNP Paribas
7.00%, (100, 08/16/28) (a) (c)	200	183
8.50%, (100, 08/14/28) (a) (b) (c)	200	195
2.82%, 11/19/25 (a) (b)	5,500	5,278
4.40%, 08/14/28 (a)	900	836
Boral Finance Pty Limited
3.75%, 05/01/28 (a)	338	301
Brookfield Capital Finance LLC
6.09%, 06/14/33	300	292
Brookfield Financial, Inc.
3.90%, 01/25/28	2,000	1,840
4.35%, 04/15/30	600	540
Capital Farm Credit ACA
5.00%, (100, 03/15/26) (c)	3,200	2,872
Capital One Financial Corporation
3.95%, (100, 09/01/26) (c)	1,700	1,279
Carlyle Finance LLC
3.50%, 09/19/29 (a)	500	447
Citigroup Inc.
4.15%, (100, 11/15/26) (c)	4,400	3,514
Citizens Bank, National Association
3.75%, 02/18/26	600	556
Citizens Financial Group, Inc.
4.00%, (100, 10/06/26) (c)	800	593
CNA Financial Corporation
2.05%, 08/15/30	300	234
5.50%, 06/15/33	900	850
CoBank, ACB
4.25%, (100, 01/01/27) (a) (c)	2,200	1,752
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	1,000	932
Corebridge Financial, Inc.
3.85%, 04/05/29	3,000	2,694
Credit Agricole SA
6.32%, 10/03/29 (a)	900	900
Danske Bank A/S
3.24%, 12/20/25 (a)	1,000	958
Deutsche Bank Aktiengesellschaft
2.13%, 11/24/26	3,400	3,077
3.55%, 09/18/31 (b)	3,400	2,754
Discover Financial Services
6.13%, (100, 06/23/25) (c)	2,100	2,020
DrillCo Holding Lux S.A.
7.50%, 06/15/30 (e)	13	12
7.50%, 06/15/30 (a)	51	47
Erste Group Bank AG
4.25%, (100, 10/15/27), EUR (c) (e)	2,000	1,681
Export-Import Bank of India
3.25%, 01/15/30 (a)	600	511
FactSet Research Systems Inc.
2.90%, 03/01/27 (d)	900	821
Fairfax Financial Holdings Limited
2.75%, 03/29/28, EUR (a)	600	578
4.63%, 04/29/30	1,900	1,699
Fidelity National Financial, Inc.
3.20%, 09/17/51	400	221
Franklin Resources, Inc.
2.95%, 08/12/51	2,400	1,367
Freedom Mortgage Corporation
6.63%, 01/15/27 (a)	1,200	1,055
12.00%, 10/01/28 (a)	800	812
GE Capital Funding LLC
4.55%, 05/15/32	537	495
Global Atlantic Financial Company
3.13%, 06/15/31 (a)	1,700	1,210
Global Payments Inc.
2.90%, 05/15/30	500	410
5.40%, 08/15/32	500	469
4.15%, 08/15/49	500	344
5.95%, 08/15/52	600	540
Globe Life Inc.
2.15%, 08/15/30	2,100	1,633
High Street Funding Trust I
4.11%, 02/15/28 (a)	100	92
HSBC Holdings PLC
6.50%, (100, 03/23/28) (b) (c)	1,500	1,353
2.63%, 11/07/25 (b)	1,200	1,151
3.90%, 05/25/26 (b)	600	568
4.29%, 09/12/26 (b)	900	864
7.05%, (3 Month Term SOFR + 1.64%), 09/12/26 (b) (f) (g)	500	501
4.04%, 03/13/28 (b)	200	185
4.58%, 06/19/29 (b)	1,100	1,017
2.85%, 06/04/31 (b)	2,500	1,995

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
2.36%, 08/18/31 (b)	2,600	1,992
JAB Holdings B.V.
2.20%, 11/23/30 (a)	2,050	1,564
Jefferies Financial Group Inc.
5.88%, 07/21/28	1,175	1,150
JPMorgan Chase & Co.
4.00%, (100, 04/01/25) (c)	4,700	4,297
4.60%, (100, 02/01/25) (c)	2,300	2,152
5.00%, (100, 08/01/24) (c)	700	681
6.10%, (100, 10/01/24) (c)	900	890
2.30%, 10/15/25	200	192
3.78%, 02/01/28 (d)	7,000	6,522
2.74%, 10/15/30	2,900	2,424
1.95%, 02/04/32	1,800	1,364
5.35%, 06/01/34	1,500	1,424
Lazard Group LLC
4.50%, 09/19/28	1,200	1,116
4.38%, 03/11/29	278	256
LeasePlan Corporation N.V.
2.88%, 10/24/24 (a)	5,300	5,096
Lloyds Banking Group PLC
2.44%, 02/05/26 (b)	600	568
Marsh & Mclennan Companies, Inc.
5.70%, 09/15/53	700	677
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/25	9,800	9,034
Mizuho Financial Group, Inc.
2.87%, 09/13/30	4,400	3,665
1.98%, 09/08/31	1,900	1,439
Moody's Corporation
2.00%, 08/19/31	700	544
3.25%, 05/20/50	1,000	641
Morgan Stanley
5.88%, (100, 09/15/26) (c)	700	645
5.12%, 02/01/29	4,700	4,525
1.79%, 02/13/32	1,500	1,111
2.24%, 07/21/32	1,600	1,206
MSCI Inc.
3.25%, 08/15/33 (a)	200	154
Nasdaq, Inc.
5.55%, 02/15/34	300	286
National Rural Utilities Cooperative Finance Corporation
2.40%, 03/15/30	1,600	1,315
Nationwide Building Society
10.25%, GBP (c)	219	302
Nationwide Financial Services, Inc.
3.90%, 11/30/49 (a)	500	352
NatWest Group PLC
4.60%, (100, 06/28/31) (b) (c)	1,300	858
4.27%, 03/22/25 (b)	1,400	1,385
5.08%, 01/27/30 (b)	200	187
Nippon Life Insurance Company of America
3.40%, 01/23/50 (a)	600	505
Nomura Holdings, Inc.
1.85%, 07/16/25	1,300	1,203
5.84%, 01/18/28	2,000	1,968
2.17%, 07/14/28	1,900	1,577
6.09%, 07/12/33	1,200	1,170
Nykredit Realkredit A/S
1.00%, 10/01/50, DKK (e)	94	9
1.50%, 10/01/53, DKK (e)	15,823	1,623
Ohio National Financial Services, Inc.
6.80%, 01/24/30 (a) (g) (h)	2,600	2,320
Pacific LifeCorp
3.35%, 09/15/50 (a)	400	256
Pine Street Trust I
4.57%, 02/15/29 (a)	1,600	1,441
Principal Financial Group, Inc.
3.70%, 05/15/29 (d)	100	90
Protective Life Corporation
4.30%, 09/30/28 (a)	1,000	930
3.40%, 01/15/30 (a)	700	591
Reinsurance Group of America, Incorporated
3.95%, 09/15/26	600	568
Rexford Industrial Realty, L.P.
2.13%, 12/01/30	900	684
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (g)	88	89
9.25%, 07/06/24 (a) (g)	37	37
9.75%, 01/06/27 (a) (g)	98	102
Santander Holdings USA, Inc.
3.24%, 10/05/26	2,200	2,001
4.40%, 07/13/27	100	93
Santander UK Group Holdings PLC
1.53%, 08/21/26 (b)	2,100	1,899
SB Capital S.A.
0.00%, 05/23/49 - 10/29/49 (e) (i) (j) (k)	5,700	—
Societe Generale
1.49%, 12/14/26 (a)	900	803
6.69%, 01/10/34 (a) (b)	1,200	1,168
Standard Chartered PLC
3.79%, 05/21/25 (a)	1,000	982
2.82%, 01/30/26 (a)	1,600	1,522
6.30%, 01/09/29 (a)	500	497
Stichting AK Rabobank Certificaten II
6.50%, EUR (c) (e) (f) (g)	630	612
Stifel Financial Corp.
4.00%, 05/15/30	900	764
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/25	1,100	1,017
5.52%, 01/13/28	3,600	3,544
2.13%, 07/08/30	2,700	2,114
Sumitomo Mitsui Trust Bank, Limited
1.05%, 09/12/25 (a)	1,700	1,546
SVB Financial Group
0.00%, (100, 11/15/26) (c) (i) (j)	2,600	92
Synchrony Financial
3.95%, 12/01/27	2,900	2,550
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (c)	2,300	1,620
5.00%, (100, 12/01/27) (c)	900	686
The Goldman Sachs Group, Inc.
7.50%, (100, 02/10/29) (c)	700	693
7.38%, (3 Month Term SOFR + 2.01%), 10/28/27 (f) (g)	4,100	4,180
3.69%, 06/05/28 (d)	400	368
4.22%, 05/01/29 (d)	2,400	2,217
2.38%, 07/21/32	2,300	1,752
The Hanover Insurance Group, Inc.
2.50%, 09/01/30	500	384
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (c)	1,500	1,110
6.25%, (100, 03/15/30) (c)	800	687
Truist Financial Corporation
5.10%, (100, 03/01/30) (c)	1,000	852
UBS Group AG
4.38%, (100, 02/10/31) (a) (c)	2,600	1,854
3.75%, 03/26/25 (b)	800	770
2.59%, 09/11/25 (a) (b)	1,700	1,636
4.55%, 04/17/26 (b)	700	672
3.87%, 01/12/29 (a) (b)	700	634
6.54%, 08/12/33 (a) (b)	4,250	4,190
5.96%, 01/12/34 (a) (b)	1,900	1,820
UniCredit S.p.A.
7.83%, 12/04/23 (a)	1,200	1,202
7.30%, 04/02/34 (a) (b)	1,300	1,223
Wells Fargo & Company
7.63%, (100, 09/15/28) (c)	700	710
2.41%, 10/30/25	800	767
2.16%, 02/11/26	1,375	1,298
3.53%, 03/24/28	700	643
3.58%, 05/22/28	4,800	4,398
2.39%, 06/02/28	7,200	6,315
5.57%, 07/25/29	500	487
5.56%, 07/25/34	300	284
Willis North America Inc.
2.95%, 09/15/29	3,400	2,895
		256,481

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Utilities 8.5%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (a)	600	443
Ameren Illinois Company
3.25%, 03/15/50	300	197
American Electric Power Company, Inc.
5.63%, 03/01/33	2,600	2,515
Appalachian Power Company
3.30%, 06/01/27	600	551
Arizona Public Service Company
2.20%, 12/15/31	1,700	1,287
3.50%, 12/01/49	400	255
2.65%, 09/15/50	700	380
Black Hills Corporation
2.50%, 06/15/30	1,400	1,121
6.15%, 05/15/34	100	97
Cameron LNG, LLC
3.40%, 01/15/38 (a)	1,300	1,025
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	2,000	1,545
Cleco Corporate Holdings LLC
3.74%, 05/01/26	2,200	2,055
Constellation Energy Generation, LLC
5.80%, 03/01/33	1,400	1,366
6.13%, 01/15/34	200	200
DTE Electric Company
2.25%, 03/01/30	1,400	1,158
DTE Energy Company
2.95%, 03/01/30	500	419
Duke Energy Indiana, LLC
5.40%, 04/01/53	2,100	1,919
Duke Energy Ohio, Inc.
5.65%, 04/01/53	1,500	1,410
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)	1,200	1,075
Electricite de France
4.88%, 09/21/38 (a)	1,100	896
Enel Finance America, LLC
7.10%, 10/14/27 (a) (d)	400	414
2.88%, 07/12/41 (a)	1,600	954
Entergy Corporation
2.80%, 06/15/30	2,600	2,159
Entergy Texas, Inc.
1.75%, 03/15/31	700	534
Evergy Metro, Inc.
2.25%, 06/01/30	1,000	808
Exelon Corporation
5.15%, 03/15/28	800	785
Florida Power & Light Company
4.80%, 05/15/33	2,300	2,173
Georgia Power Company
3.70%, 01/30/50	400	280
3.25%, 03/15/51	2,300	1,463
ITC Holdings Corp.
2.95%, 05/14/30 (a)	2,500	2,075
Mid-Atlantic Interstate Transmission, LLC
4.10%, 05/15/28 (a)	1,300	1,211
Mississippi Power Company
3.95%, 03/30/28	2,600	2,426
Monongahela Power Company
5.40%, 12/15/43 (a)	106	94
National Fuel Gas Company
2.95%, 03/01/31 (h)	300	235
National Grid PLC
5.81%, 06/12/33 (d)	1,000	970
NextEra Energy Capital Holdings, Inc.
5.00%, 02/28/30	500	478
2.25%, 06/01/30	600	481
NiSource Inc.
2.95%, 09/01/29	700	603
Oklahoma Gas and Electric Company
5.40%, 01/15/33	400	385
Pacific Gas And Electric Company
3.15%, 01/01/26	1,200	1,116
3.30%, 03/15/27 - 08/01/40	5,100	4,009
3.30%, 12/01/27 (d)	200	177
3.75%, 07/01/28	250	222
2.50%, 02/01/31	1,800	1,369
3.25%, 06/01/31	1,400	1,112
4.60%, 06/15/43	600	431
4.30%, 03/15/45	200	135
4.25%, 03/15/46	1,200	790
4.95%, 07/01/50 (d)	500	373
5.25%, 03/01/52 (d)	2,300	1,771
PacifiCorp
6.25%, 10/15/37	1,300	1,297
PECO Energy Company
3.00%, 09/15/49	800	498
PPL Electric Utilities Corporation
5.00%, 05/15/33	100	95
Puget Energy, Inc.
4.10%, 06/15/30	900	784
San Diego Gas & Electric Company
1.70%, 10/01/30	1,000	772
4.10%, 06/15/49	200	148
Sempra Energy
3.40%, 02/01/28	800	729
4.13%, 04/01/52	400	325
Southern California Edison Company
5.30%, 03/01/28	4,200	4,149
5.65%, 10/01/28	1,100	1,100
6.05%, 03/15/39	400	386
3.60%, 02/01/45	400	274
4.00%, 04/01/47	1,100	798
Southern California Gas Company
2.55%, 02/01/30	1,600	1,324
5.20%, 06/01/33	2,100	1,986
System Energy Resources, Inc.
2.14%, 12/09/25	1,300	1,181
6.00%, 04/15/28	700	686
The AES Corporation
5.45%, 06/01/28	2,900	2,798
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (a)	2,870	2,599
The Connecticut Light and Power Company
4.90%, 07/01/33	400	380
The East Ohio Gas Company
2.00%, 06/15/30 (a)	600	468
The Narragansett Electric Company
3.40%, 04/09/30 (a)	700	608
The Southern Company
4.25%, 07/01/36	400	334
Vistra Operations Company LLC
6.95%, 10/15/33 (a)	300	294
		73,960
Energy 6.2%
Aker BP ASA
3.75%, 01/15/30 (a)	200	172
4.00%, 01/15/31 (a)	3,500	3,008
BP Capital Markets America Inc.
4.81%, 02/13/33	700	655
Cheniere Corpus Christi Holdings, LLC
5.13%, 06/30/27	2,200	2,136
3.70%, 11/15/29	800	710
Cheniere Energy Partners, L.P.
5.95%, 06/30/33 (a)	2,300	2,215
ConocoPhillips Company
5.55%, 03/15/54	2,100	1,997
Continental Resources, Inc.
5.75%, 01/15/31 (a)	1,800	1,689
Ecopetrol S.A.
8.88%, 01/13/33	700	683
Enable Midstream Partners, LP
4.40%, 03/15/27 (d)	800	758
4.95%, 05/15/28	500	478
Enbridge Inc.
5.70%, 03/08/33	1,700	1,629

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Energy Transfer LP
4.20%, 04/15/27	1,200	1,131
5.50%, 06/01/27	2,472	2,431
4.90%, 03/15/35	554	488
7.50%, 07/01/38	200	210
6.05%, 06/01/41	1,300	1,178
6.50%, 02/01/42	100	95
Enterprise Products Operating LLC
8.62%, (3 Month Term SOFR + 3.25%), 08/16/77 (f)	250	245
Florida Gas Transmission Company, LLC
2.55%, 07/01/30 (a)	1,000	805
Gaz Finance PLC
0.00%, 01/27/29 (a) (e) (i) (j)	1,800	1,134
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (a)	600	587
Howard Midstream Energy Partners, LLC
8.88%, 07/15/28 (a)	500	505
Midwest Connector Capital Company LLC
3.90%, 04/01/24 (a)	700	692
4.63%, 04/01/29 (a)	500	456
MPLX LP
5.20%, 12/01/47	1,638	1,334
4.90%, 04/15/58	300	223
Occidental Petroleum Corporation
8.88%, 07/15/30	300	336
6.20%, 03/15/40	610	581
Ocyan S.A.
0.00%, (100, 11/14/23) (a) (c) (l)	89	2
ONEOK Partners, L.P.
4.90%, 03/15/25	500	491
6.85%, 10/15/37	200	202
6.20%, 09/15/43	500	463
ONEOK, Inc.
4.35%, 03/15/29	2,500	2,305
6.35%, 01/15/31	1,100	1,102
6.63%, 09/01/53 (d)	600	588
Petroleos Mexicanos
10.00%, 02/07/33 (a)	1,100	980
Ras Laffan Liquefied Natural Gas Company Limited
5.84%, 09/30/27 (a)	189	189
Sabine Pass Liquefaction, LLC
5.88%, 06/30/26	1,200	1,199
Santos Finance Ltd
6.88%, 09/19/33 (a)	1,000	975
Saudi Arabian Oil Company
2.25%, 11/24/30 (a)	200	161
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (a)	500	441
Targa Resources Corp.
4.20%, 02/01/33	1,300	1,108
6.13%, 03/15/33	2,700	2,649
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (a)	5,100	4,266
The Williams Companies, Inc.
5.40%, 03/02/26	2,300	2,283
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 - 11/01/33 (a)	1,700	1,353
6.25%, 01/15/30 (a)	600	572
4.13%, 08/15/31 (a)	300	246
Western Midstream Operating, LP
6.35%, 01/15/29	900	902
Woodside Finance Limited
3.65%, 03/05/25 (a)	600	579
4.50%, 03/04/29 (a)	2,000	1,847
		53,464
Real Estate 6.2%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29	500	465
2.75%, 12/15/29	2,600	2,168
3.00%, 05/18/51	1,100	620
American Assets Trust, L.P.
3.38%, 02/01/31	2,600	1,955
American Homes 4 Rent, L.P.
4.25%, 02/15/28	1,200	1,117
American Tower Corporation
2.95%, 01/15/25 (d)	1,700	1,634
4.00%, 06/01/25	1,000	968
2.75%, 01/15/27	1,900	1,716
3.13%, 01/15/27	400	366
1.88%, 10/15/30	1,600	1,212
5.65%, 03/15/33	1,200	1,154
5.90%, 11/15/33	1,900	1,856
3.70%, 10/15/49	2,100	1,366
2.95%, 01/15/51	700	395
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	300	246
Brixmor Operating Partnership LP
3.90%, 03/15/27	700	645
CBRE Services, Inc.
5.95%, 08/15/34	600	566
COPT Defense Properties
2.25%, 03/15/26	400	360
CoStar Group, Inc.
2.80%, 07/15/30 (a)	1,100	885
Crown Castle Inc.
3.80%, 02/15/28	900	825
4.30%, 02/15/29	1,800	1,663
4.00%, 11/15/49	1,501	1,035
4.15%, 07/01/50	1,100	784
EPR Properties
4.50%, 04/01/25 - 06/01/27	1,000	902
4.75%, 12/15/26	200	183
Equinix, Inc.
2.15%, 07/15/30	1,700	1,330
Extra Space Storage LP
2.20%, 10/15/30	1,000	776
GLP Financing, LLC
3.35%, 09/01/24	400	389
5.25%, 06/01/25 (d)	400	392
5.75%, 06/01/28	300	287
5.30%, 01/15/29	700	648
4.00%, 01/15/31	2,400	1,991
Goodman HK Finance
4.38%, 06/19/24 (e)	300	295
Highwoods Realty Limited Partnership
3.05%, 02/15/30	400	306
Host Hotels & Resorts, L.P.
3.88%, 04/01/24	200	198
4.00%, 06/15/25	300	289
4.50%, 02/01/26	100	96
3.50%, 09/15/30 (h)	3,400	2,828
Hudson Pacific Properties, L.P.
3.95%, 11/01/27	600	473
5.95%, 02/15/28	200	167
Invitation Homes Operating Partnership LP
5.45%, 08/15/30	400	380
2.00%, 08/15/31	700	518
Kaisa Group Holdings Ltd.
0.00%, 09/28/23 - 07/23/49 (e) (i) (j)	6,500	383
0.00%, 06/30/49 (e) (i) (j)	800	44
Kilroy Realty, L.P.
4.75%, 12/15/28	500	453
Mid-America Apartments, L.P.
4.30%, 10/15/23	50	50
Mitsui Fudosan Co., Ltd.
3.65%, 07/20/27 (a)	900	845
Omega Healthcare Investors, Inc.
3.25%, 04/15/33	2,100	1,537
Physicians Realty L.P.
4.30%, 03/15/27	995	936
3.95%, 01/15/28	200	181
ProLogis, L.P.
2.25%, 04/15/30	800	653
Realty Income Corporation
3.95%, 08/15/27	400	375
Spirit Realty, L.P.
4.45%, 09/15/26	200	190
4.00%, 07/15/29 (d)	500	442
3.20%, 02/15/31	600	484

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Store Capital LLC
2.75%, 11/18/30	600	430
Sunac China Holdings Limited
0.00%, 08/03/24 (e) (i) (j)	1,800	260
UDR, Inc.
3.00%, 08/15/31	200	163
Ventas Realty, Limited Partnership
4.40%, 01/15/29	900	828
VICI Properties Inc.
5.75%, 02/01/27 (a)	400	388
3.88%, 02/15/29 (a)	2,500	2,169
W.P. Carey Inc.
4.00%, 02/01/25	600	584
Weyerhaeuser Company
4.00%, 11/15/29 - 04/15/30	6,100	5,456
Yango Justice International Limited
0.00%, 04/15/24 - 04/15/49 (e) (i) (j)	600	—
		53,300
Industrials 5.0%
Aircastle Limited
2.85%, 01/26/28 (a)	2,200	1,868
Allegion Public Limited Company
3.50%, 10/01/29	500	438
BAE Systems PLC
3.40%, 04/15/30 (a)	300	261
Berry Global, Inc.
1.57%, 01/15/26	4,700	4,249
Boise Cascade Company
4.88%, 07/01/30 (a)	300	263
Burlington Northern Santa Fe, LLC
5.20%, 04/15/54 (d)	4,500	4,119
Canadian Pacific Kansas City Limited
3.13%, 06/01/26	500	470
3.50%, 05/01/50	1,200	817
Delta Air Lines, Inc.
7.38%, 01/15/26	1,601	1,619
Equifax Inc.
5.10%, 06/01/28	1,000	966
GATX Corporation
3.50%, 03/15/28	500	451
GN Bondco LLC
9.50%, 10/15/31 (a)	900	899
HEICO Corporation
5.25%, 08/01/28	450	438
Lockheed Martin Corporation
5.70%, 11/15/54	1,500	1,495
5.20%, 02/15/55	1,065	987
Norfolk Southern Corporation
5.35%, 08/01/54	700	638
Northrop Grumman Corporation
4.70%, 03/15/33 (d)	500	467
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (a)	1,000	923
Quanta Services, Inc.
2.90%, 10/01/30	900	734
3.05%, 10/01/41	1,500	954
Regal Rexnord Corporation
6.05%, 02/15/26 (a) (h)	1,100	1,082
RTX Corporation
5.38%, 02/27/53	1,500	1,355
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (a)	800	789
Textron Inc.
3.38%, 03/01/28	3,000	2,709
The Boeing Company
3.25%, 02/01/28	2,100	1,895
3.60%, 05/01/34 (d)	1,800	1,456
Union Pacific Corporation
3.95%, 08/15/59	300	215
3.75%, 02/05/70	300	200
Verisk Analytics, Inc.
4.13%, 03/15/29	400	373
Weir Group PLC(The)
2.20%, 05/13/26 (a)	2,400	2,158
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25 (h)	8,000	7,601
		42,889
Consumer Discretionary 4.7%
Alibaba Group Holding Limited
2.13%, 02/09/31	975	761
Amazon.com, Inc.
5.20%, 12/03/25	100	100
Aptiv PLC
4.35%, 03/15/29	800	755
Azul Investments LLP
5.88%, 10/26/24 (a)	100	92
Daimler Trucks Finance North America LLC
6.06%, (SOFR + 0.75%), 12/13/24 (a) (f)	4,700	4,692
Discovery Communications, LLC
3.45%, 03/15/25	100	96
Expedia Group, Inc.
6.25%, 05/01/25 (a)	1,603	1,606
2.95%, 03/15/31 (h)	445	358
Ferguson Finance PLC
3.25%, 06/02/30 (a)	400	339
Hyatt Hotels Corporation
5.38%, 04/23/25 (g) (h)	2,450	2,423
5.75%, 04/23/30 (d) (g) (h)	500	486
Hyundai Capital America
6.00%, 07/11/25 (a)	900	897
2.00%, 06/15/28 (a)	1,600	1,328
Las Vegas Sands Corp.
3.20%, 08/08/24	4,125	3,991
2.90%, 06/25/25	200	186
3.50%, 08/18/26	800	728
Marriott International, Inc.
5.45%, 09/15/26	1,000	990
4.90%, 04/15/29	1,300	1,240
4.63%, 06/15/30 (h)	200	184
McDonald's Corporation
3.63%, 09/01/49	400	282
MCE Finance Limited
5.75%, 07/21/28 (a)	900	785
Nissan Motor Acceptance Company LLC
1.85%, 09/16/26 (a)	2,200	1,915
NVR, Inc.
3.00%, 05/15/30	4,400	3,661
Sands China Ltd
4.30%, 01/08/26 (g) (h)	800	748
5.65%, 08/08/28 (g) (h)	900	846
Spectrum Management Holding Company, LLC
6.75%, 06/15/39	1,200	1,098
4.50%, 09/15/42	300	208
Stellantis Finance US Inc.
2.69%, 09/15/31 (a) (d)	1,300	996
Studio City Finance Limited
6.50%, 01/15/28 (a)	1,100	930
5.00%, 01/15/29 (a)	1,900	1,430
Travel + Leisure Co.
4.63%, 03/01/30 (a)	1,000	845
Warnermedia Holdings, Inc.
4.28%, 03/15/32	2,650	2,247
5.05%, 03/15/42	1,700	1,317
Wynn Macau, Limited
5.50%, 10/01/27 (a) (d)	300	267
5.50%, 10/01/27 (e)	600	534
5.63%, 08/26/28 (a)	2,000	1,733
		41,094
Information Technology 4.4%
Apple Inc.
4.30%, 05/10/33 (d)	3,600	3,398
2.80%, 02/08/61	2,200	1,288
Booz Allen Hamilton Inc.
5.95%, 08/04/33	300	293
Broadcom Inc.
2.45%, 02/15/31 (a)	1,900	1,484
3.47%, 04/15/34 (a)	1,996	1,567
3.14%, 11/15/35 (a)	1,622	1,182

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
3.19%, 11/15/36 (a) (d)	1,109	795
4.93%, 05/15/37 (a)	2,858	2,458
CDW Finance Corporation
3.57%, 12/01/31	1,400	1,147
Flex Ltd.
4.88%, 05/12/30	400	373
Infor, Inc.
1.75%, 07/15/25 (a)	800	736
Intel Corporation
5.13%, 02/10/30	2,700	2,647
Lenovo Group Limited
3.42%, 11/02/30 (a)	2,000	1,632
Micron Technology, Inc.
4.19%, 02/15/27	300	282
Motorola Solutions, Inc.
4.60%, 05/23/29	1,300	1,229
NXP B.V.
2.70%, 05/01/25	1,300	1,235
3.40%, 05/01/30 (d)	2,400	2,050
Oracle Corporation
2.30%, 03/25/28	6,000	5,200
4.00%, 07/15/46	900	635
ServiceNow, Inc.
1.40%, 09/01/30	1,200	920
TD SYNNEX Corporation
1.75%, 08/09/26 (h)	2,300	2,022
Trimble Inc.
6.10%, 03/15/33	200	196
VeriSign, Inc.
2.70%, 06/15/31 (d)	600	482
VMware, Inc.
3.90%, 08/21/27 (d)	1,800	1,676
4.70%, 05/15/30 (h)	3,100	2,852
		37,779
Health Care 4.0%
AbbVie Inc.
4.40%, 11/06/42 (d)	2,581	2,140
Adventist Health System/West
2.95%, 03/01/29	1,000	866
Alcon Finance Corporation
2.60%, 05/27/30 (a)	700	577
Amgen Inc.
5.60%, 03/02/43	400	372
5.65%, 03/02/53	6,600	6,171
Baptist Healthcare System, Inc.
3.54%, 08/15/50	400	266
Bausch Health Companies Inc.
11.00%, 09/30/28 (a)	270	183
14.00%, 10/15/30 (a)	53	31
Becton, Dickinson and Company
1.96%, 02/11/31	2,900	2,259
Boston Scientific Corporation
4.70%, 03/01/49	1,483	1,247
Bristol-Myers Squibb Company
4.55%, 02/20/48	78	65
Centene Corporation
2.45%, 07/15/28 (d)	1,100	929
3.00%, 10/15/30 (d)	1,200	964
2.50%, 03/01/31	300	230
CVS Health Corporation
5.25%, 01/30/31	2,600	2,499
7.51%, 01/10/32 (a)	39	40
4.70%, 01/10/36 (a)	683	617
2.70%, 08/21/40	300	188
5.88%, 06/01/53 (d)	900	832
Elevance Health, Inc.
4.10%, 03/01/28	600	565
4.75%, 02/15/33	3,700	3,442
HCA Inc.
5.25%, 06/15/26	300	294
3.63%, 03/15/32	1,300	1,075
5.50%, 06/01/33 - 06/15/47	2,700	2,471
Humana Inc.
5.88%, 03/01/33	1,070	1,065
3.95%, 08/15/49	400	290
5.50%, 03/15/53	630	571
INTEGRIS Baptist Medical Center, Inc.
3.88%, 08/15/50	700	477
Renal Dialysis Center of Las Vegas, Ltd.
4.75%, 10/15/24 (a)	700	687
Royalty Pharma PLC
3.30%, 09/02/40	600	393
Stryker Corporation
2.90%, 06/15/50	300	185
Sutter Health
5.16%, 08/15/33	300	287
UnitedHealth Group Incorporated
3.50%, 08/15/39	800	616
5.20%, 04/15/63	1,500	1,337
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31	570	449
Zoetis Inc.
3.00%, 09/12/27 (d)	300	275
		34,955
Communication Services 3.4%
Altice France Holding S.A.
5.13%, 07/15/29 (a)	400	284
Baidu, Inc.
4.88%, 11/14/28	1,100	1,058
Charter Communications Operating, LLC
3.75%, 02/15/28	300	271
2.80%, 04/01/31	200	156
3.50%, 03/01/42	3,600	2,230
5.38%, 05/01/47	400	304
5.75%, 04/01/48	300	239
4.80%, 03/01/50	2,000	1,396
5.25%, 04/01/53 (d)	500	374
3.85%, 04/01/61	200	112
Comcast Corporation
5.50%, 05/15/64	1,100	1,000
Cox Communications, Inc.
3.15%, 08/15/24 (a)	276	269
5.45%, 09/15/28 (a)	300	295
Diamond Sports Group, LLC
0.00%, 08/15/26 (a) (i) (j)	600	14
Meta Platforms, Inc.
5.60%, 05/15/53	1,700	1,608
NBN Co Limited
2.63%, 05/05/31 (a)	800	644
Netflix, Inc.
3.88%, 11/15/29, EUR (e)	1,400	1,431
Oi S.A.
14.00%, 06/30/24 (a)	51	50
0.00%, 07/27/25 (i) (j) (m)	400	28
Take-Two Interactive Software, Inc.
4.00%, 04/14/32	700	609
Telecom Italia SPA
7.88%, 07/31/28, EUR	500	547
Tencent Music Entertainment Group
2.00%, 09/03/30	500	380
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	100	108
T-Mobile USA, Inc.
3.50%, 04/15/25 - 04/15/31	2,800	2,576
1.50%, 02/15/26 (d)	2,800	2,539
2.88%, 02/15/31	650	528
3.30%, 02/15/51	3,500	2,174
5.75%, 01/15/54	2,100	1,932
Verizon Communications Inc.
6.10%, (SOFR + 0.79%), 03/20/26 (f)	5,357	5,377
Xiaomi Best Time International Limited
2.88%, 07/14/31 (a)	600	446
		28,979
Consumer Staples 2.3%
Ashtead Capital, Inc.
4.00%, 05/01/28 (a)	400	364
B.A.T Capital Corporation
3.56%, 08/15/27	106	97

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	4,700	4,235
Bacardi Limited
4.45%, 05/15/25 (a)	2,100	2,037
2.75%, 07/15/26 (a)	300	276
Constellation Brands, Inc.
3.70%, 12/06/26	100	94
CSL Finance PLC
4.05%, 04/27/29 (a)	500	465
Diageo Capital PLC
2.00%, 04/29/30	1,800	1,461
Greene King Finance PLC
5.32%, 09/15/31, GBP (e) (g)	325	370
Haleon US Capital LLC
3.63%, 03/24/32	1,500	1,285
Imperial Brands Finance PLC
3.13%, 07/26/24 (a) (h)	500	488
3.50%, 07/26/26 (a) (h)	800	749
6.13%, 07/27/27 (a)	1,300	1,297
Kenvue Inc.
4.90%, 03/22/33 (a)	700	669
Kraft Heinz Foods Company
6.88%, 01/26/39	3,800	3,974
Massachusetts Institute of Technology
4.68%, 07/01/14	200	165
Philip Morris International Inc.
5.38%, 02/15/33	1,500	1,421
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (a)	950	750
		20,197
Materials 0.2%
Alrosa (Public Joint Stock Company)
0.00%, 04/09/24 (a) (e) (i) (j) (k)	900	—
Glencore Funding LLC
5.40%, 05/08/28 (a)	600	585
Newcrest Finance Pty Limited
5.75%, 11/15/41 (a)	100	92
Phosagro Bond Funding Designated Activity Company
0.00%, 01/23/25 (a) (e) (i) (j)	600	506
Unigel Luxembourg SA
8.75%, 10/01/26 (a)	600	208
Yara International ASA
3.80%, 06/06/26 (a)	300	283
		1,674
Total Corporate Bonds And Notes (cost $759,394)		644,772
GOVERNMENT AND AGENCY OBLIGATIONS 23.7%
U.S. Treasury Bond 10.3%
Treasury, United States Department of
1.88%, 02/15/41 (n)	32,900	21,221
2.25%, 05/15/41	42,212	28,948
3.38%, 08/15/42	34,700	28,134
1.38%, 08/15/50	8,445	4,122
2.38%, 05/15/51 (n)	7,923	5,026
2.25%, 02/15/52 (n)	7	4
3.63%, 05/15/53	2,600	2,154
		89,609
Mortgage-Backed Securities 7.1%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/39 - 06/01/48	465	411
4.50%, 09/01/48 - 04/01/49	312	292
3.00%, 05/01/52	498	413
Federal National Mortgage Association, Inc.
3.00%, 07/01/43 - 08/01/43	191	165
4.50%, 08/01/48 - 01/01/49	210	196
4.00%, 03/01/49 - 05/01/50	1,722	1,552
TBA, 2.50%, 10/15/53 - 11/15/53 (o)	500	397
TBA, 4.00%, 10/15/53 - 11/15/53 (o)	27,900	24,852
TBA, 2.00%, 11/15/53 (o)	7,400	5,634
TBA, 3.50%, 11/15/53 (o)	19,440	16,728
TBA, 4.50%, 11/15/53 (o)	6,300	5,788
TBA, 5.00%, 11/15/53 (o)	5,000	4,719
		61,147
U.S. Treasury Note 3.0%
Treasury, United States Department of
3.88%, 12/31/29 (n)	9,900	9,484
2.75%, 08/15/32	16,000	13,855
4.13%, 11/15/32 (n)	2,600	2,508
		25,847
Sovereign 2.3%
Cabinet of Ministers of Ukraine
0.00%, 09/01/24 (e) (i) (j)	300	102
Canada Housing Trust No. 1
1.95%, 12/15/25, CAD	8,000	5,527
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (a)	1,800	498
Commonwealth of Australia
1.00%, 11/21/31, AUD (e)	3,950	1,959
Government of Saudi Arabia
2.25%, 02/02/33 (a)	5,100	3,893
Ministry of Finance of the Russian Federation
0.00%, 06/24/28 (e) (i) (j)	200	212
0.00%, 04/04/42 (a) (e) (i) (j)	200	136
Presidencia De La Nacion
1.00%, 07/09/29	30	8
0.75%, 07/09/30 (g)	103	30
3.63%, 07/09/35 (g)	188	48
3.50%, 07/09/41 (g)	1,100	290
Romania, Government of
2.13%, 03/07/28, EUR (a)	200	183
3.75%, 02/07/34, EUR (a)	800	666
South Africa, Parliament of
10.50%, 12/21/27, ZAR	112,000	6,088
		19,640
U.S. Treasury Inflation Indexed Securities 0.8%
Treasury, United States Department of
1.50%, 02/15/53 (p)	8,456	6,995
Municipal 0.1%
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	1,200	1,177
Treasury Inflation Indexed Securities 0.1%
Gobierno Federal de los Estados Unidos Mexicanos
2.75%, 11/27/31, MXN (q)	15,182	738
Presidencia De La Nacion
0.00%, 10/18/23 - 11/23/23, ARS (q)	29,353	48
		786
Total Government And Agency Obligations (cost $230,283)		205,201
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.6%
Air Canada
Series 2013-A-1, 4.13%, 05/15/25	55	52
Series 2015-A-1, 3.60%, 03/15/27	125	115
Series 2020-A-2, 5.25%, 04/01/29	69	66
Series 2017-A-1, 3.55%, 01/15/30	1,265	1,074
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	841	806
Alternative Loan Trust 2005-43
Series 2005-A6-25T1, REMIC, 5.75%, 07/25/35	1,789	1,069
Series 2005-2A1-27, REMIC, 5.98%, (12 Month Treasury Average + 1.35%), 08/25/35 (f)	57	43
Series 2005-A14-46CB, REMIC, 5.50%, 10/25/35	1,423	1,019
Alternative Loan Trust 2006-15CB
Series 2006-1A11-23CB, REMIC, 6.00%, 08/25/36	901	810
Alternative Loan Trust 2006-43CB
Series 2006-1A10-43CB, REMIC, 6.00%, 02/25/37	506	274
Alternative Loan Trust 2006-9T1
Series 2005-A4-86CB, REMIC, 5.50%, 02/25/36	3,138	1,886
American Airlines, Inc.
Series 2014-A-1, 3.70%, 10/01/26	552	497
Series 2015-AA-2, 3.60%, 09/22/27	645	592
Series 2016-AA-1, 3.58%, 01/15/28	200	184

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Series 2016-AA-2, 3.20%, 06/15/28	1,324	1,184
Series 2017-AA-2, 3.35%, 10/15/29	1,969	1,767
Series 2017-A-2, 3.60%, 10/15/29	438	379
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	162	138
American Home Mortgage Assets Trust 2006-3
Series 2006-2A11-3, REMIC, 5.37%, (12 Month Treasury Average + 0.94%), 10/25/46 (f) (g)	323	234
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 6.75%, (3 Month Term SOFR + 1.40%), 07/22/32 (f)	1,000	994
Apidos CLO XXVII
Series 2017-A1AR-26A, 6.47%, (3 Month Term SOFR + 1.16%), 07/18/29 (f)	909	906
AREIT 2021-CRE5 Trust
Series 2021-A-CRE5, 6.53%, (1 Month Term SOFR + 1.19%), 11/17/38 (f) (g)	1,050	1,032
Banc of America Alternative Loan Trust 2006-3
Series 2005-4A1-10, REMIC, 5.75%, 11/25/35	9	7
Banc of America Mortgage 2006-B Trust
Series 2006-4A2-B, REMIC, 3.61%, 11/20/36 (f)	1,722	1,386
Barings CLO Ltd 2018-I
Series 2018-A1-1A, 6.52%, (3 Month Term SOFR + 1.21%), 04/15/31 (f)	1,097	1,092
Bear Stearns ALT-A Trust 2006-3
Series 2005-2A3-2, REMIC, 4.26%, 04/25/35 (f)	314	272
Bear Stearns Arm Trust 2005-6
Series 2005-2A2-3, REMIC, 4.76%, 06/25/35 (f)	261	230
Bear Stearns ARM Trust 2006-2
Series 2006-4A1-2, REMIC, 3.59%, 07/25/36 (f)	590	492
Bear Stearns Asset Backed Securities I Trust 2006-HE9
Series 2006-1A3-HE9, REMIC, 5.66%, (1 Month Term SOFR + 0.34%), 11/25/36 (f) (g)	1,000	917
Benefit Street Partners CLO XVII Ltd
Series 2019-AR-17A, REMIC, 6.65%, (3 Month Term SOFR + 1.34%), 07/15/32 (f)	800	795
British Airways Pass Through Trust 2020-1A
Series 2020-A-1A, 4.25%, 11/15/32	306	274
British Airways PLC
Series 2013-A-1, 4.63%, 06/20/24	194	192
Series 2021-A-1, 2.90%, 03/15/35	1,410	1,160
BRSP 2021-FL1, Ltd.
Series 2021-A-FL1, 6.59%, (1 Month Term SOFR + 1.26%), 08/19/38 (f) (g)	700	681
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 6.58%, (3 Month Term SOFR + 1.21%), 08/14/30 (f)	982	980
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 6.59%, (3 Month Term SOFR + 1.26%), 04/21/31 (f)	1,294	1,288
Catamaran CLO 2014-1 Ltd
Series 2014-A1AR-1A, 6.85%, (3 Month Term SOFR + 1.52%), 04/22/30 (a) (f)	1,728	1,724
C-BASS 2007-CB1 Trust
Series 2007-AF4-CB1, REMIC, 3.20%, 01/25/37 (f) (g)	577	162
Centex LLC
Series 2004-MV1-D, REMIC, 6.36%, (1 Month Term SOFR + 1.04%), 09/25/34 (f) (g)	20	19
CHL Mortgage Pass-Through Trust 2002-HYB1
Series 2007-A2-13, REMIC, 6.00%, 08/25/37	559	285
Countrywide Home Loans, Inc.
Series 2004-1AF2-R2, REMIC, 5.85%, (1 Month Term SOFR + 0.53%), 11/25/34 (f)	437	391
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 6.62%, (3 Month Term SOFR + 1.29%), 04/22/30 (f)	916	914
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	100	91
CSWF Trust 2021-SOP2
Series 2021-A-SOP2, 6.51%, (1 Month Term SOFR + 1.18%), 06/15/34 (f) (g)	674	617
CWABS Asset-Backed Certificates Trust 2006-24
Series 2006-1A-24, REMIC, 5.71%, (1 Month Term SOFR + 0.25%), 07/25/35 (f) (g)	55	46
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 6.17%, (1 Month Term SOFR + 0.85%), 06/25/37 (f) (g)	542	511
CWABS, Inc.
Series 2004-M1-4, REMIC, 6.15%, (1 Month Term SOFR + 0.83%), 07/25/34 (f) (g)	13	13
Series 2004-M1-5, REMIC, 6.29%, (1 Month Term SOFR + 0.97%), 08/25/34 (f) (g)	4	4
Series 2005-1A-AB4, REMIC, 5.91%, (1 Month Term SOFR + 0.59%), 03/25/36 (f) (g)	19	16
DBWF 2018-GLKS Mortgage Trust
Series 2018-A-GLKS, REMIC, 6.51%, (1 Month Term SOFR + 1.18%), 12/19/25 (f)	1,900	1,887
DC Office Trust 2019-MTC
Series 2019-A-MTC, REMIC, 2.97%, 10/15/29	2,250	1,767
Delta Air Lines, Inc.
Series 2020-1, 2.00%, 06/10/28	821	720
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.53%, (1 Month Term SOFR + 1.19%), 07/15/38 (f)	4,182	4,168
First Franklin Mortgage Loan Trust 2004-FF10 Asset-Backed Certificates, Series 2004-FF10
Series 2004-M3-FF8, REMIC, 6.86%, (1 Month Term SOFR + 1.54%), 10/25/34 (f) (g)	559	547
Golub Capital Partners CLO 26B Ltd
Series 2015-A1R-26A, 6.61%, (3 Month Term SOFR + 1.28%), 04/20/31 (f)	490	489
GS Mortgage Securities Corp.
Series 2005-1A1-15, REMIC, 5.94%, (1 Month Term SOFR + 0.62%), 01/25/36 (f) (g)	329	255
GSAMP Trust 2006-FM2
Series 2006-A1-FM2, REMIC, 5.71%, (1 Month Term SOFR + 0.39%), 09/25/36 (f) (g)	2,662	858
GTP Acquisition Partners I, LLC
Series 2015-A-2, 3.48%, 06/16/25	300	286
HarborView Mortgage Loan Trust 2006-12
Series 2006-1A1A-12, REMIC, 5.85%, (1 Month Term SOFR + 0.52%), 12/19/36 (f) (g)	390	302
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 5.97%, (1 Month Term SOFR + 0.65%), 12/25/35 (f) (g)	11	11
IndyMac MBS, Inc.
Series 2005-2A1A-AR12, REMIC, 5.91%, (1 Month Term SOFR + 0.59%), 07/25/35 (f) (g)	260	234
J.P. Morgan Mortgage Acquisition Trust 2006-CW2
Series 2006-AF3-CW2, REMIC, 6.28%, 08/25/36 (g)	1,025	684
J.P. Morgan Mortgage Acquisition Trust 2006-NC2
Series 2006-M1-NC2, REMIC, 5.84%, (1 Month Term SOFR + 0.52%), 07/25/36 (f) (g)	217	202
JetBlue Airways Corporation
Series 2019-AA-1, 2.75%, 05/15/32	252	212
Series 2020-1A-1, 4.00%, 11/15/32	2,426	2,177
LCCM 2021-FL2 Trust
Series 2021-A-FL2, 6.65%, (1 Month Term SOFR + 1.31%), 12/15/38 (f) (g)	997	981
Long Beach Mortgage Loan Trust 2006-8
Series 2006-2A3-8, REMIC, 5.75%, (1 Month Term SOFR + 0.43%), 09/25/36 (f) (g)	935	245
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-NC1, REMIC, 6.15%, (1 Month Term SOFR + 0.83%), 12/25/34 (f) (g)	689	614
Merrill Lynch Mortgage Capital Inc.
Series 2005-M1-WMC1, REMIC, 6.18%, (1 Month Term SOFR + 0.86%), 09/25/35 (f) (g)	605	572
MF1 2022-FL8 Ltd.
Series 2022-A-FL8, 6.68%, (1 Month Term SOFR + 1.35%), 02/20/37 (f)	1,000	985
Morgan Stanley Home Equity Loan Trust 2007-2
Series 2007-A1-2, REMIC, 5.63%, (1 Month Term SOFR + 0.21%), 04/25/37 (f) (g)	9	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
MortgageIT Mortgage Loan Trust 2006-1
Series 2006-1A2-1, REMIC, 5.83%, (1 Month Term SOFR + 0.51%), 04/25/36 (f) (g)	313	231
New Century Home Equity Loan T
Series 2005-M2-D, REMIC, 6.14%, (1 Month Term SOFR + 0.82%), 02/25/36 (f) (g)	300	223
New Century Home Equity Loan Trust 2006-2
Series 2006-A2B-2, REMIC, 5.75%, (1 Month Term SOFR + 0.27%), 08/25/36 (f) (g)	228	212
New Residential Mortgage Loan Trust 2018-3
Series 2018-A1-3A, REMIC, 4.50%, 05/25/58 (f)	410	386
Octagon Investment Partners XV, Ltd.
Series 2013-A1RR-1A, 6.55%, (3 Month Term SOFR + 1.23%), 07/19/30 (f)	1,837	1,829
RALI Series 2007-QS3 Trust
Series 2007-A2-QS3, REMIC, 6.00%, 02/25/37	34	25
Renaissance Home Equity Loan Trust 2007-3
Series 2007-AF3-3, REMIC, 7.24%, 09/25/37 (f) (g)	141	54
Residential Accredit Loans, Inc.
Series 2005-A10-QS17, REMIC, 6.00%, 12/25/35	29	24
Residential Asset Mortgage Products, Inc.
Series 2005-A2-EFC7, REMIC, 5.89%, (1 Month Term SOFR + 0.57%), 12/25/35 (f) (g)	142	103
Spirit Airlines, Inc.
Series 2015-A-1, 4.10%, 04/01/28	587	524
Structured Asset Securities Corporation
Series 2005-2A4-2, REMIC, 4.56%, 08/25/35 (f)	2	2
Tesco Property Finance 5 PLC
Series BN-5, 5.66%, 10/13/41, GBP (e)	567	633
United Airlines 2014-2 Pass-Through Trust
Series 2014-A-2, 3.75%, 09/03/26	55	52
United Airlines Pass Through Certificates, Series 2016-2
Series 2016-A-2, 3.10%, 10/07/28	355	303
United Airlines Pass Through Trust 2019-2AA
Series 2019-AA-2, REMIC, 2.70%, 05/01/32	3,951	3,266
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	855	843
Series 2014-A-1, 4.00%, 04/11/26	506	477
Total Non-U.S. Government Agency Asset-Backed Securities (cost $62,262)		57,067
SENIOR FLOATING RATE INSTRUMENTS 0.7%
Financials 0.3%
Avolon TLB Borrower 1 (US) LLC
2021 Term Loan B5, 7.67%, (SOFR + 2.25%), 12/01/27 (f)	971	970
Delos Finance Sarl
2018 Term Loan B, 7.29%, (3 Month USD LIBOR + 1.75%), 10/06/23 (f)	120	120
Setanta Aircraft Leasing Designated Activity Co
Term Loan B, 7.54%, (3 Month USD LIBOR + 2.00%), 11/05/28 (f)	2,000	1,998
		3,088
Utilities 0.1%
Qatar National Bank QPSC
Unsecured Term Loan, 6.19%, (SOFR + 0.80%), 10/09/23 (f) (k)	1,300	1,294
Communication Services 0.1%
Charter Communications Operating, LLC
2019 Term Loan B2, 7.08%, (1 Month Term SOFR + 1.75%), 02/01/27 (f)	3	3
2019 Term Loan B2, 7.12%, (3 Month Term SOFR + 1.75%), 02/01/27 (f)	1,032	1,030
Diamond Sports Group, LLC
2022 First Priority Term Loan, 0.00%, (SOFR + 10.00%), 05/19/26 (f) (i) (j)	124	62
		1,095
Industrials 0.1%
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.08%, (3 Month Term SOFR + 3.75%), 09/16/27 (f)	510	528
Consumer Discretionary 0.1%
Carnival Corporation
2023 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 08/01/27 (f)	500	498
Total Senior Floating Rate Instruments (cost $6,564)		6,503
PREFERRED STOCKS 0.3%
Financials 0.3%
CoBank, ACB, 6.20%, (100, 01/01/25) (c)	3	294
Morgan Stanley, 6.50%, (25, 10/15/27) (c) (d)	35	870
Wells Fargo & Company, 4.25%, (25, 09/15/26) (c) (d)	65	1,087
Total Preferred Stocks (cost $2,793)		2,251
COMMON STOCKS 0.0%
Financials 0.0%
DrillCo Holding Lux S.A. (i) (k)	—	3
DrillCo Holding Lux S.A. (i) (k)	1	30
DrillCo Holding Lux S.A. (i) (k)	—	10
DrillCo Holding Lux S.A. (i) (k)	3	89
Total Common Stocks (cost $76)		132
WARRANTS 0.0%
Stearns Holdings, LLC (i) (k)	—	—
Total Warrants (cost $0)		—
OTHER EQUITY INTERESTS 0.0%
Stearns Holdings, LLC (i) (k) (r)	35	—
Total Other Equity Interests (cost $166)		—
SHORT TERM INVESTMENTS 0.6%
Securities Lending Collateral 0.4%
JNL Government Money Market Fund - Class SL, 5.26% (s) (t)	3,775	3,775
Commercial Paper 0.2%
Electricite de France
5.59%, 10/27/23	1,300	1,294
Investment Companies 0.0%
J.P. Morgan U.S. Government Money Market Fund, 5.19% (t)	244	244
Total Short Term Investments (cost $5,314)		5,313
Total Investments 106.4% (cost $1,066,852)		921,239
Other Derivative Instruments 0.0%		230
Other Assets and Liabilities, Net (6.4)%		(55,626)
Total Net Assets 100.0%		865,843

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $161,654 and 18.7% of the Fund.

(b) Convertible security.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of September 30, 2023.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(h) The interest rate for this security is inversely affected by upgrades or downgrades

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(i) Non-income producing security.

(j) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) All or a portion of the security is pledged or segregated as collateral.

(o) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $59,673.

(p) Treasury inflation indexed note, par amount is adjusted for inflation.

(q) Treasury inflation indexed note, par amount is not adjusted for inflation.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) Investment in affiliate.

(t) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/PIMCO Investment Grade Credit Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.26% - Class SL	—	35,727	31,952	99	—	—	3,775	0.4
JNL Securities Lending Collateral Fund - Institutional Class	611	24,147	24,758	113	—	—	—	—
	611	59,874	56,710	212	—	—	3,775	0.4

JNL/PIMCO Investment Grade Credit Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cabinet of Ministers of Ukraine, 0.00%, 09/01/24	11/05/19	300	102	—
Commonwealth of Australia, 1.00%, 11/21/31	03/10/21	2,873	1,959	0.2
DrillCo Holding Lux S.A., 7.50%, 06/15/30	06/12/23	12	12	—
Erste Group Bank AG, 4.25% (callable at 100, 10/15/27)	01/27/21	2,481	1,681	0.2
Gaz Finance PLC, 0.00%, 01/27/29	01/20/21	1,800	1,134	0.1
Goodman HK Finance, 4.38%, 06/19/24	06/25/20	304	295	—
Greene King Finance PLC, 5.32%, 09/15/31	04/02/19	472	370	0.1
Joint Stock Company Alrosa (Public Joint Stock Company), 0.00%, 04/09/24	04/02/19	900	—	—
Kaisa Group Holdings Ltd., 0.00%, 09/28/23	02/04/21	2,616	157	—
Kaisa Group Holdings Ltd., 0.00%, 11/12/23	11/09/20	823	44	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/24	12/03/20	785	44	—
Kaisa Group Holdings Ltd., 0.00%, 04/09/49	11/25/20	303	17	—
Kaisa Group Holdings Ltd., 0.00%, 06/30/49	02/12/20	802	44	—
Kaisa Group Holdings Ltd., 0.00%, 07/23/49	02/25/21	2,047	121	—
Ministry of Finance of the Russian Federation, 0.00%, 06/24/28	04/04/22	87	212	—
Ministry of Finance of the Russian Federation, 0.00%, 04/04/42	03/16/22	58	136	—
Netflix, Inc., 3.88%, 11/15/29	04/24/19	1,857	1,431	0.2
Nykredit Realkredit A/S, 1.00%, 10/01/50	11/10/21	14	9	—
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	1,999	1,352	0.2
Nykredit Realkredit A/S, 1.50%, 10/01/53	10/13/21	419	271	—
Phosagro Bond Funding Designated Activity Company, 0.00%, 01/23/25	01/15/20	600	506	0.1
Rio Oil Finance Trust, 9.25%, 07/06/24	07/26/16	87	89	—
SB Capital S.A., 0.00%, 05/23/49	09/19/19	615	—	—
SB Capital S.A., 0.00%, 10/29/49	11/23/20	5,165	—	—
Stichting AK Rabobank Certificaten II, 6.50%	01/17/17	763	612	0.1
Sunac China Holdings Limited, 0.00%, 08/03/24	12/03/20	407	48	—
Sunac China Holdings Limited, 0.00%, 08/03/24	10/19/20	1,399	212	—
Tesco Property Finance 5 PLC, Series BN-5, 5.66%, 10/13/41	01/31/17	698	633	0.1
Wynn Macau, Limited, 5.50%, 10/01/27	01/20/21	609	534	0.1
Yango Justice International Limited, 0.00%, 04/15/24	12/10/20	203	—	—
Yango Justice International Limited, 0.00%, 04/15/49	11/05/21	119	—	—
		31,617	12,025	1.4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Investment Grade Credit Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M SOFR Index	96	March 2024	22,868	1	(176)
United States 10 Year Ultra Bond	170	December 2023	19,499	40	(533)
United States 5 Year Note	111	January 2024	11,785	17	(90)
				58	(799)
Short Contracts
United States 10 Year Note	(96)	December 2023	(10,595)	(19)	221
United States 2 Year Note	(39)	January 2024	(7,942)	(4)	36
				(23)	257

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M Australian Bank Bill Short Term Rate (S)	Paying	4.50	(S)	09/20/33	AUD	4,600	1	(30)
6M EURIBOR (S)	Receiving	2.75	(A)	03/20/54	EUR	5,600	(51)	123
6M EURIBOR (S)	Paying	3.00	(A)	03/20/34	EUR	2,700	23	23
Bank of Canada Overnight Repo Rate (S)	Paying	3.75	(S)	09/20/25	CAD	12,900	8	(18)
Bank of Canada Overnight Repo Rate (S)	Paying	3.75	(S)	12/20/25	CAD	33,000	18	(154)
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.00	(A)	09/15/24	JPY	127,500	—	1
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	146,700	—	39
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	132,800	—	50
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	1.00	(A)	09/20/43	JPY	700,000	8	276
Sterling Overnight Index Average Rate (A)	Receiving	4.50	(A)	03/20/34	GBP	1,000	(3)	10
U.S. SOFR (A)	Paying	4.50	(A)	07/22/24		34,700	(1)	31
U.S. SOFR (A)	Paying	3.65	(A)	07/10/33		300	—	(15)
U.S. SOFR (A)	Paying	3.76	(A)	08/23/33		1,600	2	(67)
							5	269

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
American International Group, Inc. (Q)	0.82	1.00	12/20/26	(1,000)	12	(1)	(9)
AT&T Inc. (Q)	0.61	1.00	06/20/24	(4,000)	13	—	12
AT&T Inc. (Q)	0.67	1.00	12/20/24	(5,500)	22	—	(46)
AT&T Inc. (Q)	0.76	1.00	12/20/25	(2,600)	11	—	(22)
AT&T Inc. (Q)	0.80	1.00	06/20/26	(2,100)	8	—	(24)
AT&T Inc. (Q)	0.87	1.00	12/20/26	(800)	2	—	(7)
AT&T Inc. (Q)	1.05	1.00	06/20/28	(500)	(1)	—	2
Barclays Bank PLC (Q)	0.95	1.00	12/20/23	(4,100)	5	—	—
British Telecommunications Public Limited Company (Q)	0.40	1.00	12/20/24	(700)	6	—	2
British Telecommunications Public Limited Company (Q)	0.54	1.00	12/20/25	(500)	7	—	3
British Telecommunications Public Limited Company (Q)	0.97	1.00	12/20/27	(300)	2	—	6
British Telecommunications Public Limited Company (Q)	0.92	1.00	06/20/28	(200)	1	—	—
CDX.NA.IG.40 (Q)	0.76	1.00	06/20/28	(4,800)	63	(1)	19
CDX.NA.IG.41 (Q)	0.74	1.00	12/20/28	(23,100)	277	(5)	(21)
EADS Finance (Q)	0.51	1.00	12/20/25	(300)	4	—	—
Ford Motor Company (Q)	1.64	5.00	12/20/24	(1,500)	72	—	(101)
General Electric Company (Q)	0.36	1.00	06/20/24	(300)	2	—	6
General Electric Company (Q)	0.60	1.00	06/20/26	(1,000)	15	—	6
General Motors Company (Q)	1.62	5.00	12/20/26	(320)	36	1	(17)
General Motors Company (Q)	2.13	5.00	06/20/28	(1,500)	200	7	—
Hess Corporation (Q)	0.95	1.00	12/20/26	(1,800)	21	—	45
MetLife, Inc. (Q)	0.72	1.00	12/20/24	(500)	3	—	(9)
MetLife, Inc. (Q)	1.20	1.00	06/20/28	(800)	5	—	20

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Investment Grade Credit Bond Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Mundys S.P.A (Q)	1.37	1.00	12/20/25	(1,400)	(2)	1	60
Prudential Financial, Inc. (Q)	0.67	1.00	12/20/24	(800)	5	—	(15)
Rolls-Royce Group PLC (Q)	1.49	1.00	12/20/24	(2,500)	9	—	412
Rolls-Royce Group PLC (Q)	1.49	1.00	12/20/24	(800)	3	—	132
Tesco PLC (Q)	0.35	1.00	12/20/24	(800)	8	—	(9)
Tesco PLC (Q)	0.84	1.00	12/20/27	(1,700)	20	2	23
The Boeing Company (Q)	0.46	1.00	12/20/23	(2,000)	3	—	15
The Boeing Company (Q)	0.68	1.00	06/20/25	(500)	4	—	11
The Boeing Company (Q)	0.92	1.00	06/20/27	(3,000)	32	(1)	137
Verizon Communications Inc. (Q)	0.87	1.00	12/20/26	(1,400)	6	—	(26)
Vodafone Group Public Limited Company (Q)	0.26	1.00	06/20/24	(800)	5	—	(11)
					879	3	594

JNL/PIMCO Investment Grade Credit Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	10/03/23	AUD	3,546	2,280	(20)
AUD/USD	MSC	11/02/23	AUD	2,622	1,688	4
BRL/USD	GSC	11/03/23	BRL	4,749	940	(6)
CAD/USD	MSC	10/04/23	CAD	234	172	(1)
COP/USD	BNP	10/25/23	COP	6,738,212	1,641	(50)
EUR/USD	BNP	10/03/23	EUR	12,148	12,843	(30)
IDR/USD	BNP	03/20/24	IDR	2,748,748	178	(1)
IDR/USD	CIT	03/20/24	IDR	3,783,253	245	(1)
IDR/USD	GSC	03/20/24	IDR	3,686,096	238	(2)
IDR/USD	GSC	03/20/24	IDR	2,026,854	131	—
IDR/USD	JPM	03/20/24	IDR	3,105,231	201	—
IDR/USD	MSC	03/20/24	IDR	23,477,410	1,518	(7)
IDR/USD	SCB	03/20/24	IDR	2,405,506	156	(1)
INR/USD	BOA	12/20/23	INR	42,340	508	(1)
INR/USD	BOA	12/20/23	INR	21,296	256	—
INR/USD	JPM	12/20/23	INR	85,944	1,031	1
INR/USD	SCB	12/20/23	INR	41,110	493	(1)
INR/USD	SCB	12/20/23	INR	39,133	470	—
JPY/USD	JPM	10/03/23	JPY	1,223,600	8,188	(260)
MXN/USD	GSC	10/04/23	MXN	39,328	2,256	(25)
MXN/USD	GSC	10/16/23	MXN	2,324	133	—
MXN/USD	JPM	10/16/23	MXN	31,582	1,808	9
MXN/USD	BNP	12/14/23	MXN	2,957	168	2
MXN/USD	GSC	12/14/23	MXN	2,242	127	(2)
NOK/USD	BOA	11/15/23	NOK	23,430	2,193	(47)
PEN/USD	MSC	10/25/23	PEN	2,713	715	(16)
PEN/USD	GSC	11/07/23	PEN	2,713	715	(12)
PEN/USD	MSC	11/07/23	PEN	2,011	530	(6)
USD/AUD	MSC	10/03/23	AUD	(2,622)	(1,686)	(4)
USD/CAD	BOA	11/15/23	CAD	(13,746)	(10,127)	91
USD/CAD	GSC	11/15/23	CAD	(3,028)	(2,231)	26
USD/DKK	BNP	10/03/23	DKK	(11,515)	(1,632)	46
USD/EUR	GSC	10/03/23	EUR	(488)	(516)	(1)
USD/EUR	GSC	10/03/23	EUR	(12,148)	(12,844)	246
USD/EUR	BNP	11/02/23	EUR	(12,148)	(12,860)	29
USD/GBP	BNP	10/03/23	GBP	(777)	(948)	37
USD/MXN	CIT	10/16/23	MXN	(1,132)	(64)	—
USD/MXN	GSC	10/16/23	MXN	(863)	(49)	—
USD/MXN	JPM	11/17/23	MXN	(50)	(3)	—
USD/MXN	DUB	12/14/23	MXN	(8,633)	(489)	(6)
USD/PEN	GSC	10/25/23	PEN	(2,714)	(715)	12
USD/PEN	CIT	11/07/23	PEN	(6,611)	(1,742)	37
USD/ZAR	DUB	10/17/23	ZAR	(18,269)	(964)	40
USD/ZAR	GSC	10/17/23	ZAR	(5,866)	(309)	5
USD/ZAR	BNP	10/18/23	ZAR	(8,162)	(431)	8
USD/ZAR	GSC	11/20/23	ZAR	(33,012)	(1,736)	1
USD/ZAR	BOA	11/22/23	ZAR	(31,843)	(1,674)	(10)
USD/ZAR	JPM	11/22/23	ZAR	(6,185)	(325)	(2)
					(9,523)	82

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Investment Grade Credit Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Alibaba Group Holding Limited (Q)	BNP	0.66	1.00	12/20/24	(300)	2	4	(2)
Alibaba Group Holding Limited (Q)	BCL	0.66	1.00	12/20/24	(200)	1	3	(2)
Banco Do Brasil SA (Q)	JPM	1.79	1.00	12/20/24	(1,000)	(8)	(22)	14
Presidencia Da Republica (Q)	CIT	0.71	1.00	12/20/24	(600)	4	(10)	14
Presidencia Da Republica (Q)	GSC	0.71	1.00	12/20/24	(500)	3	(8)	11
CDX.NA.HY.31.V15 (Q)	BNP	0.16	5.00	12/20/23	(100)	2	12	(10)
CDX.NA.HY.31.V15 (Q)	CIT	0.16	5.00	12/20/23	(200)	3	21	(18)
CDX.NA.HY.31.V15 (Q)	GSC	0.16	5.00	12/20/23	(500)	6	59	(53)
CDX.NA.HY.31.V15 (Q)	JPM	0.16	5.00	12/20/23	(400)	5	45	(40)
CDX.NA.HY.31.V15 (Q)	MSC	0.16	5.00	12/20/23	(100)	1	12	(11)
MCDX.NA.24 (Q)	MSC	0.00	1.00	06/20/25	(150)	2	(5)	7
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	0.38	1.00	06/20/24	(400)	3	(8)	11
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.38	1.00	06/20/24	(400)	2	(9)	11
Segretariato Generale Della Presidenza Della Repubblica (Q)	BCL	0.50	1.00	12/20/24	(800)	7	2	5
Segretariato Generale Della Presidenza Della Repubblica (Q)	BOA	1.27	1.00	06/20/25	(6,000)	60	(96)	156
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.18	1.00	12/20/23	(300)	1	(6)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	BNP	0.27	1.00	06/20/24	(200)	1	(3)	4
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CIT	0.27	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	0.36	1.00	12/20/24	(100)	1	(1)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	JPM	0.27	1.00	06/20/24	(100)	—	(2)	2
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	0.36	1.00	12/20/24	(500)	4	(3)	7
Gobierno Federal de los Estados Unidos Mexicanos (Q)	MSC	1.50	1.00	12/20/25	(300)	3	(4)	7
PT Pertamina (Persero) (Q)	BCL	0.47	1.00	12/20/24	(400)	4	(4)	8
South Africa, Parliament of (Q)	BCL	1.37	1.00	12/20/24	(800)	(1)	(30)	29
South Africa, Parliament of (Q)	GSC	1.37	1.00	12/20/24	(1,000)	(1)	(40)	39
					(15,450)	105	(95)	200

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Investment Grade Credit Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	644,772	—	644,772
Government And Agency Obligations	—	205,201	—	205,201
Non-U.S. Government Agency Asset-Backed Securities	—	57,067	—	57,067
Senior Floating Rate Instruments	—	5,209	1,294	6,503
Preferred Stocks	2,251	—	—	2,251
Common Stocks	—	—	132	132
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	4,019	1,294	—	5,313
	6,270	913,543	1,426	921,239
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	257	—	—	257
Centrally Cleared Interest Rate Swap Agreements	—	553	—	553
Centrally Cleared Credit Default Swap Agreements	—	911	—	911
Open Forward Foreign Currency Contracts	—	594	—	594
OTC Credit Default Swap Agreements	—	336	—	336
	257	2,394	—	2,651
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(799)	—	—	(799)
Centrally Cleared Interest Rate Swap Agreements	—	(284)	—	(284)
Centrally Cleared Credit Default Swap Agreements	—	(317)	—	(317)
Open Forward Foreign Currency Contracts	—	(512)	—	(512)
OTC Credit Default Swap Agreements	—	(136)	—	(136)
	(799)	(1,249)	—	(2,048)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 100.4%
U.S. Treasury Inflation Indexed Securities 85.2%
Treasury, United States Department of
0.63%, 01/15/24 (a)	23,058	22,831
0.50%, 04/15/24 (a) (b)	1,454	1,429
0.13%, 07/15/24 - 02/15/52 (a)	160,150	131,675
0.13%, 10/15/24 - 01/15/32 (a) (c)	274,841	242,278
0.25%, 01/15/25 - 07/15/29 (a) (c)	80,685	74,137
2.38%, 01/15/25 (a) (c)	38,678	38,213
0.38%, 07/15/25 (a) (b)	9,014	8,628
0.63%, 01/15/26 - 07/15/32 (a) (c)	132,599	117,776
2.00%, 01/15/26 (a)	23,361	22,898
0.38%, 01/15/27 (a)	22,159	20,611
2.38%, 01/15/27 (a) (b)	394	391
0.38%, 07/15/27 (a) (c)	60,609	56,186
1.63%, 10/15/27 (a)	21,155	20,533
0.50%, 01/15/28 (a) (c)	86,257	79,491
1.75%, 01/15/28 (a)	14,132	13,726
3.63%, 04/15/28 (a) (c)	38,959	40,913
0.75%, 07/15/28 - 02/15/45 (a) (c)	115,020	94,178
0.88%, 01/15/29 (a) (c)	37,415	34,703
2.50%, 01/15/29 (a) (c)	28,045	28,229
3.88%, 04/15/29 (a)	13,673	14,718
2.13%, 02/15/40 - 02/15/41 (a)	31,757	30,766
0.63%, 02/15/43 (a) (b)	8,430	6,125
1.38%, 02/15/44 (a) (c)	43,481	36,341
1.00%, 02/15/46 (a)	31,673	24,037
0.88%, 02/15/47 (a)	20,442	14,897
1.00%, 02/15/48 - 02/15/49 (a) (b)	12,132	9,006
0.25%, 02/15/50 (a)	15,101	8,883
1.50%, 02/15/53 (a) (b)	5,965	4,934
		1,198,533
Mortgage-Backed Securities 7.5%
Federal Home Loan Mortgage Corporation
7.21%, (6 Month USD LIBOR + 1.79%), 07/01/36 (d)	61	62
5.48%, (1 Year USD LIBOR + 1.51%), 09/01/36 (d)	23	23
5.03%, (1 Year USD LIBOR + 1.69%), 10/01/36 (d)	29	30
Federal National Mortgage Association, Inc.
3.52%, (1 Year USD LIBOR + 1.27%), 11/01/35 (d)	12	12
4.32%, (1 Year USD LIBOR + 1.81%), 03/01/36 (d)	26	26
4.50%, 09/01/52 - 11/01/52	1,001	920
5.00%, 06/01/53	390	368
TBA, 4.00%, 10/15/53 (c)	1,100	980
TBA, 6.50%, 10/15/53 - 11/15/53 (c)	20,100	20,196
TBA, 4.50%, 11/15/53 (c)	56,500	51,912
TBA, 5.00%, 11/15/53 (c)	16,000	15,102
TBA, 5.50%, 11/15/53 (c)	17,100	16,527
		106,158
Treasury Inflation Indexed Securities 7.2%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (a)	3,795,388	26,768
0.01%, 03/10/31, JPY (a)	15,966	113
Gouvernement De France
0.25%, 07/25/24, EUR (a) (e)	4,489	4,738
0.10%, 03/01/26, EUR (a) (e)	12,283	12,777
0.10%, 07/25/31 - 07/25/38, EUR (a)	8,095	7,599
Government of Canada
4.25%, 12/01/26, CAD (a)	6,844	5,330
Segretariato Generale Della Presidenza Della Repubblica
1.40%, 05/26/25, EUR (f)	38,300	40,040
0.40%, 05/15/30, EUR (a) (e)	3,445	3,238
		100,603
Collateralized Mortgage Obligations 0.5%
Federal Home Loan Mortgage Corporation
Series F1-278, 5.88%, (SOFR 30-Day Average + 0.56%), 09/15/42 (d)	1,085	1,045
Series WF-4779, REMIC, 5.57%, (SOFR 30-Day Average + 0.46%), 07/15/44 (d)	768	749
Series T-1A1-62, REMIC, 5.83%, (12 Month Treasury Average + 1.20%), 10/25/44 (d)	99	90
Series T-1A1-63, REMIC, 5.83%, (12 Month Treasury Average + 1.20%), 02/25/45 (d)	75	74
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 5.49%, (SOFR 30-Day Average + 0.17%), 07/25/37 (d)	25	25
Government National Mortgage Association
Series 2017-FB-H10, REMIC, 5.50%, (1 Year USD LIBOR + 1.47%), 04/20/67 (d)	1,291	1,288
Series 2018-FG-H15, REMIC, 6.25%, (1 Year USD LIBOR + 0.87%), 08/20/68 (d)	1,619	1,595
Series 2022-F-H22, REMIC, 6.21%, (SOFR 30-Day Average + 0.90%), 10/20/72 (d)	2,312	2,306
		7,172
Asset-Backed Securities 0.0%
U.S. Small Business Administration
5.29%, 12/01/27	77	76
Total Government And Agency Obligations (cost $1,504,380)		1,412,542
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.4%
522 Funding CLO 2018-3(A), Ltd.
Series 2018-AR-3A, 6.63%, (3 Month Term SOFR + 1.30%), 10/20/31 (d)	700	695
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASAP1
Series 2007-A2B-ASP1, REMIC, 5.83%, (1 Month Term SOFR + 0.51%), 03/25/37 (d) (g)	340	138
Adagio V CLO Designated Activity Company
Series V-ARR-A, 4.38%, (3 Month EURIBOR + 0.72%), 10/15/31, EUR (d) (h)	1,000	1,038
AerCap Ireland Capital Designated Activity Company
Series ARRE-3A, 4.41%, (3 Month EURIBOR + 0.75%), 04/15/32, EUR (d) (h)	450	471
Allegro CLO IX Ltd
Series 2018-A-3A, 6.73%, (3 Month Term SOFR + 1.43%), 10/16/31 (d)	600	597
Alternative Loan Trust 2005-43
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	71	39
Alternative Loan Trust 2006-HY11
Series 2006-A1-HY11, REMIC, 5.67%, (1 Month Term SOFR + 0.35%), 06/25/36 (d) (g)	281	254
Alternative Loan Trust 2007-1T1
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	2,186	742
Alternative Loan Trust 2007-4CB
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	231	190
AMMC CLO XII, Limited
Series 2013-AR2-12A, 6.58%, (3 Month Term SOFR + 1.21%), 11/11/30 (d)	627	626
Anchorage Capital CLO 11 Ltd
Series 2019-AR-11A, 6.75%, (3 Month Term SOFR + 1.40%), 07/22/32 (d)	1,200	1,193
Apidos CLO XXVII
Series 2017-A1AR-26A, 6.47%, (3 Month Term SOFR + 1.16%), 07/18/29 (d)	1,273	1,268
Series 2017-A1R-27A, 6.50%, (3 Month Term SOFR + 1.19%), 07/17/30 (d)	1,306	1,301
Arbor Realty Collateralized Loan Obligation Ltd
Series 2022-A-FL1, 6.76%, (SOFR 30-Day Average + 1.45%), 01/15/37 (d)	1,300	1,285
Ares European CLO VI Designated Activity Company
Series 2013-ARR-6A, 4.27%, (3 Month EURIBOR + 0.61%), 04/15/30, EUR (d) (h)	589	612
Ares XL CLO, Ltd.
Series 2016-A1RR-40A, 6.44%, (3 Month Term SOFR + 1.13%), 01/16/29 (d)	2,591	2,589
Armada Euro Clo III Designated Activity Company
Series A1R-3A, 4.38%, (3 Month EURIBOR + 0.72%), 07/15/31, EUR (d) (h)	2,498	2,600
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 6.72%, (3 Month Term SOFR + 1.41%), 01/16/30 (d)	823	822

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 4.59%, 06/25/35 (d)	14	12
Barings CLO Ltd 2016-II
Series 2016-AR2-2A, 6.66%, (3 Month Term SOFR + 1.33%), 01/20/32 (d)	800	796
Bastille Euro CLO 2020-3 Designated Activity Company
Series 2020-A-3A, 4.81%, (3 Month EURIBOR + 1.15%), 01/15/34, EUR (d) (h)	500	520
BCAP LLC Trust 2011-RR5
Series 2011-12A1-RR5, REMIC, 4.53%, 03/26/37 (d)	189	177
BDS 2022-FL11 LLC
Series 2022-ATS-FL11, 7.13%, (1 Month Term SOFR + 1.80%), 03/21/39 (d)	1,600	1,592
Bear Stearns ALT-A Trust 2006-3
Series 2005-24A1-10, REMIC, 4.40%, 01/25/36 (d)	82	72
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates Series 2006-4
Series 2006-21A1-4, REMIC, 4.29%, 08/25/36 (d)	86	51
Bear Stearns ARM Trust 2004-1
Series 2003-3A2-3, REMIC, 4.72%, 05/25/33 (d)	8	7
Series 2003-2A1-9, REMIC, 4.44%, 02/25/34 (d)	38	35
Series 2004-22A1-9, REMIC, 4.90%, 11/25/34 (d)	29	27
Series 2004-22A1-10, REMIC, 5.13%, 01/25/35 (d)	24	20
Bear Stearns Arm Trust 2005-6
Series 2005-2A1-1, REMIC, 4.24%, 03/25/35 (d)	66	57
Bear Stearns Structured Products Inc. Trust 2007-R6
Series 2007-2A1-R6, REMIC, 4.34%, 12/26/46 (d)	193	140
Benefit Street Partners Clo XII Ltd
Series 2017-A1R-12A, 6.52%, (3 Month Term SOFR + 1.21%), 10/15/30 (d)	717	714
Birch Grove CLO Ltd
Series AR-19A, 6.80%, (3 Month Term SOFR + 1.39%), 06/16/31 (d)	668	665
Black Diamond CLO 2019-1 Designated Activity Company
Series 2019-A1R-1A, 4.76%, (3 Month EURIBOR + 0.98%), 05/15/32, EUR (d) (h)	400	415
Blackrock European CLO IV Designated Activity Company
Series A-4A, 4.51%, (3 Month EURIBOR + 0.85%), 07/15/30, EUR (d) (h)	956	997
BlueMountain CLO XXII Ltd
Series 2018-A1-22A, 6.65%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	1,100	1,096
BlueMountain EUR CLO 2016-1 DAC
Series 2016-AR-1A, 4.51%, (3 Month EURIBOR + 0.79%), 04/28/32, EUR (d) (h)	812	845
Capital Four US CLO II Ltd
Series 2022-A1-1A, 7.47%, (3 Month Term SOFR + 2.14%), 10/21/30 (d)	467	467
Carlyle Euro CLO 2017-2 Designated Activity Company
Series 2017-A1R-2A, 4.41%, (3 Month EURIBOR + 0.63%), 08/15/30, EUR (d) (h)	2,064	2,146
Carlyle Global Market Strategies CLO 2012-4, Ltd
Series 2012-A1R3-4A, REMIC, 6.69%, (3 Month Term SOFR + 1.34%), 04/22/32 (d)	400	398
Carlyle Global Market Strategies CLO 2013-1, Ltd
Series 2013-A1RR-1A, 6.58%, (3 Month Term SOFR + 1.21%), 08/14/30 (d)	1,228	1,225
Carlyle Global Market Strategies Euro CLO 2014-2 Designated Activity Company
Series 2014-AR1-2A, 4.13%, (3 Month EURIBOR + 0.75%), 11/15/31, EUR (d) (h)	700	725
Carlyle US CLO 2017-1, Ltd.
Series 2017-A1R-1A, 6.59%, (3 Month Term SOFR + 1.26%), 04/21/31 (d)	1,394	1,387
CBAM 2018-5 Ltd
Series 2018-A-5A, 6.59%, (3 Month Term SOFR + 1.28%), 04/17/31 (d)	695	692
CBAM 2019-10, Ltd.
Series 2019-A1R-10A, 6.71%, (3 Month Term SOFR + 1.38%), 04/20/32 (d)	800	798
C-Bass Mortgage Loan Asset Backed Certificates Series 2002-CB2
Series 2005-M4-CB3, REMIC, 6.48%, (1 Month Term SOFR + 1.16%), 08/25/34 (d) (g)	205	188
Cedar Funding V CLO, Ltd.
Series 2016-A1R-5A, 6.67%, (3 Month Term SOFR + 1.36%), 07/17/31 (d)	700	699
Chase Mortgage Finance Trust Series 2007-A1
Series 2007-5A1-A1, REMIC, 5.30%, 02/25/37 (d)	8	7
CHL Mortgage Pass-Through Trust 2007-1
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	721	348
CIFC European Funding CLO III Designated Activity Company
Series A-3A, 4.23%, (3 Month EURIBOR + 1.05%), 01/15/34, EUR (d) (h)	1,000	1,036
CIFC Funding 2017-I, Ltd.
Series 2017-AR-1A, 6.61%, (3 Month Term SOFR + 1.27%), 04/23/29 (d)	448	447
CIFC Funding 2018-III Ltd
Series 2018-A-3A, 6.67%, (3 Month Term SOFR + 1.36%), 07/18/31 (d)	700	699
CIFC Funding Ltd 2015-I
Series 2018-A-1A, 6.57%, (3 Month Term SOFR + 1.26%), 04/18/31 (d)	1,800	1,793
CIT Mortgage Loan Trust 2007-1
Series 2007-1A-1, REMIC, 6.78%, (1 Month Term SOFR + 1.46%), 08/25/24 (d)	108	108
Series 2007-1M1-1, REMIC, 6.93%, (1 Month Term SOFR + 1.61%), 10/26/37 (d)	1,900	1,816
Citigroup Mortgage Loan Trust 2006-AMC1
Series 2006-A1-AMC1, REMIC, 5.72%, (1 Month Term SOFR + 0.40%), 09/25/36 (d) (g)	1,655	1,545
Citigroup Mortgage Loan Trust 2007-10
Series 2007-22AA-10, REMIC, 4.51%, 09/25/37 (d)	261	227
Citigroup Mortgage Loan Trust 2007-AMC2
Series 2007-A3A-AMC2, REMIC, 5.51%, (1 Month Term SOFR + 0.19%), 01/25/37 (d) (g)	45	30
Citigroup Mortgage Loan Trust 2007-AMC3
Series 2007-A2B-AMC3, REMIC, 5.79%, (1 Month Term SOFR + 0.29%), 03/25/37 (d) (g)	1,032	825
Citigroup Mortgage Loan Trust 2007-AMC4
Series 2007-M1-AMC4, REMIC, 5.84%, (1 Month Term SOFR + 0.38%), 05/25/37 (d) (g)	1,200	1,030
Citigroup Mortgage Loan Trust 2007-AR4
Series 2007-1A1A-AR4, REMIC, 4.11%, 03/25/37 (d)	872	716
Citigroup Mortgage Loan Trust Inc.
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	5	4
Series 2005-2A2B-3, REMIC, 5.28%, 08/25/35 (d)	26	25
Series 2005-A2-6, REMIC, 5.99%, (1 Year Treasury + 2.15%), 09/25/35 (d)	4	4
Series 2005-A1-6, REMIC, 6.15%, (1 Year Treasury + 2.10%), 09/25/35 (d)	5	5
Series 2005-M3-HE4, REMIC, 6.12%, (1 Month Term SOFR + 0.80%), 10/25/35 (d) (g)	3,422	2,815
Citigroup Mortgage Loan Trust Series 2007 AHL3
Series 2007-A3A-AHL3, REMIC, 5.55%, (1 Month Term SOFR + 0.17%), 07/25/45 (d) (g)	93	65
Contego CLO IV Designated Activity Company
Series AR-4A, 4.34%, (3 Month EURIBOR + 0.64%), 01/23/30, EUR (d) (h)	499	517
CQS US CLO 2022-2 Ltd
Series 2022-A1R-2A, 7.25%, (3 Month Term SOFR + 1.85%), 07/21/31 (d)	2,009	2,009
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A1-CB6, REMIC, 5.55%, (1 Month Term SOFR + 0.23%), 07/25/37 (d) (g)	72	47

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Series 2007-A3-CB6, REMIC, 5.65%, (1 Month Term SOFR + 0.33%), 07/25/37 (d) (g)	2,119	1,373
Crestline Denali CLO XIV Ltd
Series 2016-AR2-1A, 6.75%, (3 Month Term SOFR + 1.40%), 10/23/31 (d)	792	789
Crestline Denali CLO XV, Ltd.
Series 2017-AR-1A, 6.62%, (3 Month Term SOFR + 1.29%), 04/22/30 (d)	2,093	2,089
CSMC Mortgage-Backed Trust 2007-1
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d) (g)	587	139
CSMC Series 2015-12R
Series 2015-2A2-12R, REMIC, 3.36%, 12/03/37 (d)	2,146	1,874
CSMC Series 2015-3R
Series 2015-5A2-3R, REMIC, 5.56%, 09/29/36 (d)	564	541
CVC Cordatus Loan Fund III Designated Activity Company
Series A1RR-3A, 4.56%, (3 Month EURIBOR + 0.78%), 08/15/32, EUR (d) (h)	696	725
CVP CLO 2017-2 Ltd
Series 2017-A-2A, 6.78%, (3 Month Term SOFR + 1.45%), 01/21/31 (d) (h)	531	530
CWABS Asset-Backed Certificates Trust 2007-12
Series 2007-1A1-12, REMIC, 6.17%, (1 Month Term SOFR + 0.85%), 06/25/37 (d) (g)	74	70
CWABS Asset-Backed Certificates Trust 2007-8
Series 2007-1A1-8, REMIC, 5.81%, (1 Month Term SOFR + 0.30%), 02/25/36 (d) (g)	3,683	3,312
Dryden 44 Euro CLO 2015 BV
Series 2015-A1RR-44A, 4.54%, (3 Month EURIBOR + 8.80%), 04/17/34, EUR (d) (h)	500	512
Dryden 52 Euro CLO 2017 B.V.
Series 2017-AR-52A, 4.64%, (3 Month EURIBOR + 0.86%), 05/15/34, EUR (d) (h)	400	415
Dryden 64 CLO, Ltd.
Series 2018-A-64A, 6.54%, (3 Month Term SOFR + 1.23%), 04/18/31 (d)	594	591
Eurosail-UK 2007-3BL PLC
Series 2007-A3A-3X, 6.26%, (SONIA + 1.07%), 06/13/45, GBP (d) (e)	446	538
Series 2007-A3C-3A, 6.26%, (SONIA + 1.07%), 06/13/45, GBP (d) (h)	153	185
Fidelity Grand Harbour CLO 2019-1 Designated Activity Company
Series 2019-A-1A, 5.05%, (3 Month EURIBOR + 1.20%), 03/15/32, EUR (d) (h)	700	729
First Franklin Mortgage Loan Trust 2006-FF10
Series 2006-A5-FF10, REMIC, 5.74%, (1 Month Term SOFR + 0.42%), 07/25/36 (d) (g)	1,434	1,346
First Franklin Mortgage Loan Trust 2006-FF17
Series 2006-A2-FF17, REMIC, 5.67%, (1 Month Term SOFR + 0.23%), 12/25/36 (d) (g)	5,176	4,284
First NLC Trust
Series 2007-A1-1, REMIC, 5.50%, (1 Month Term SOFR + 0.18%), 08/25/37 (d)	200	95
Gallatin CLO VIII 2017-1 Ltd
Series 2017-A1R-1A, 6.66%, (3 Month Term SOFR + 1.35%), 07/15/31 (d)	900	896
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 5.46%, (SONIA + 0.27%), 06/18/38, GBP (d) (e)	9	11
Series 2007-A2A-1, 5.44%, (SONIA + 0.25%), 03/18/39, GBP (d) (e)	18	21
Greenpoint M F T S 2006-AR4
Series 2006-A-A6, REMIC, 5.79%, (1 Month Term SOFR + 0.47%), 09/25/46 (d) (g)	236	204
Grifonas Finance No.1 PLC
Series A-1, 4.21%, (6 Month EURIBOR + 0.28%), 08/28/39, EUR (d) (e) (g)	371	379
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.72%, 03/25/46 (g)	237	128
GSR Mortgage Loan Trust 2005-AR1
Series 2005-1A1-AR1, REMIC, 4.80%, 01/25/35 (d)	22	20
HalseyPoint CLO II, Ltd.
Series 2020-A1-2A, 7.45%, (3 Month Term SOFR + 2.12%), 07/21/31 (d)	661	659
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 5.33%, 04/19/34 (d)	66	61
HarborView Mortgage Loan Trust 2007-5
Series 2007-A1A-5, REMIC, 5.63%, (1 Month Term SOFR + 0.30%), 09/19/37 (d) (g)	16	13
Harvest CLO XXI Designated Activity Company
Series A1R-21A, 4.42%, (3 Month EURIBOR + 0.76%), 07/15/31, EUR (d) (h)	600	620
Home Equity Asset Trust
Series 2005-M2-8, REMIC, 5.88%, (1 Month Term SOFR + 0.56%), 02/25/36 (d) (g)	1,107	1,033
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	8	8
Series 2005-4A1-AR1, REMIC, 3.94%, 03/25/35 (d)	10	9
Series 2005-2A1-AR1, REMIC, 4.25%, 11/25/35 (d)	17	16
Series 2005-A1-16IP, REMIC, 6.07%, (1 Month Term SOFR + 0.75%), 07/25/45 (d) (g)	74	57
J.P. Morgan Mortgage Acquisition Trust 2006-Ch2
Series 2006-AV5-CH2, REMIC, 5.85%, (1 Month Term SOFR + 0.32%), 10/25/36 (d) (g)	20	20
J.P. Morgan Mortgage Trust 2005-A1
Series 2005-7A1-A6, REMIC, 5.05%, 08/25/35 (d)	42	37
Series 2005-2A1-A6, REMIC, 5.83%, 08/25/35 (d)	35	32
Series 2005-4A1-A6, REMIC, 5.40%, 09/25/35 (d)	6	5
J.P. Morgan Mortgage Trust 2007-A1
Series 2007-1A1-A1, REMIC, 5.68%, 07/25/35 (d)	13	13
J.P. Morgan Mortgage Trust, Series 2008-R2
Series 2008-1A1-R2, REMIC, 2.88%, 07/27/37 (d)	161	144
Jubilee CLO 2015-XVI Designated Activity Company
Series 2015-A1R-16A, 4.65%, (3 Month EURIBOR + 0.80%), 12/15/29, EUR (d) (h)	253	267
Kayne CLO 5 Ltd
Series 2019-AR-5A, 6.73%, (3 Month Term SOFR + 1.38%), 07/26/32 (d)	500	497
KKR CLO 11 Ltd
Series AR-11, 6.75%, (3 Month Term SOFR + 1.44%), 01/15/31 (d)	751	749
KKR CLO 9 Ltd.
Series AR2-9, 6.52%, (3 Month Term SOFR + 1.21%), 07/15/30 (d)	385	384
Laurelin 2016-1 Designated Activity Company
Series 2016-ARR-1A, 0.72%, (3 Month EURIBOR + 0.72%), 10/20/35, EUR (d) (h)	400	416
LCM Loan Income Fund I Ltd
Series A-1A, 6.62%, (3 Month Term SOFR + 1.29%), 04/21/31 (d)	386	384
LCM XV LP
Series AR2-15A, 6.59%, (3 Month Term SOFR + 1.26%), 07/22/30 (d)	1,689	1,685
LCM XVI Limited Partnership
Series AR3-13A, REMIC, 6.45%, (3 Month Term SOFR + 1.13%), 07/19/27 (d)	1,633	1,629
Lehman XS Trust, Series 2007-15N
Series 2007-2A1-15N, REMIC, 5.93%, (1 Month Term SOFR + 0.61%), 08/25/47 (d) (g)	389	346
LoanCore 2021-CRE5 Issuer Ltd.
Series 2021-A-CRE5, REMIC, 6.75%, (1 Month Term SOFR + 1.41%), 07/15/36 (d)	2,515	2,461
LoanCore 2021-CRE7 Issuer Ltd
Series 2022-A-CRE7, 6.86%, (SOFR 30-Day Average + 1.55%), 01/21/37 (d)	1,600	1,579
Long Beach Mortgage Loan Trust 2006-7
Series 2006-2A2-7, REMIC, 5.67%, (1 Month Term SOFR + 0.35%), 08/25/36 (d) (g)	393	152
M360 2021-CRE3 Ltd
Series 2021-A-CRE3, 6.94%, (1 Month Term SOFR + 1.61%), 11/22/38 (d)	500	492

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Madison Park Funding XLI, Ltd.
Series AR-12A, 6.44%, (3 Month Term SOFR + 1.09%), 04/22/27 (d)	1,298	1,296
Madison Park Funding XXVI, Ltd.
Series 2017-AR-26A, 6.83%, (3 Month Term SOFR + 1.46%), 07/29/30 (d)	294	294
Madison Park Funding XXX, Ltd.
Series 2018-A-30A, 6.32%, (3 Month Term SOFR + 1.01%), 04/16/29 (d)	661	658
Magnetite VIII, Limited
Series 2014-AR2-8A, 6.55%, (3 Month Term SOFR + 1.24%), 04/15/31 (d)	290	289
Magnetite XVIII Ltd
Series 2016-AR2-18A, 6.51%, (3 Month Term SOFR + 1.14%), 11/15/28 (d)	847	843
Man GLG Euro CLO IV Designated Activity Company
Series A1R-2A, 4.53%, (3 Month EURIBOR + 0.87%), 01/15/30, EUR (d) (h)	316	332
Man GLG Euro CLO V Designated Activity Company
Series A1R-5A, 4.53%, (3 Month EURIBOR + 0.69%), 12/15/31, EUR (d) (h)	390	406
MASTR Adjustable Rate Mortgages Trust 2004-10
Series 2003-2A1-6, REMIC, 3.72%, 12/25/33 (d)	44	41
MASTR Asset Backed Securities Trust 2006-AM1
Series 2005-M1-FRE1, REMIC, 6.18%, (1 Month Term SOFR + 0.86%), 10/25/35 (d) (g)	47	43
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 4.42%, 02/25/34 (d)	49	45
Merrill Lynch Mortgage Investors Trust, Series MLCC 2003-C
Series 2003-1A1-A2, REMIC, 4.93%, 02/25/33 (d)	28	25
MF1 2022-FL9 LLC
Series 2022-A-FL9, 7.48%, (1 Month Term SOFR + 2.15%), 06/22/37 (d)	1,500	1,500
MidOcean Credit CLO II
Series 2013-ARR-2A, 6.66%, (3 Month Term SOFR + 1.29%), 01/29/30 (d)	370	369
MidOcean Credit CLO VIII
Series 2018-A1R-8A, 6.69%, (3 Month Term SOFR + 1.31%), 02/20/31 (d)	830	827
Mill City Mortgage Loan Trust 2019-GS2
Series 2019-A1-GS2, REMIC, 2.75%, 08/25/59 (d)	259	240
Morgan Stanley ABS Capital I Inc. Trust 2006-HE8
Series 2006-A2D-HE8, REMIC, 5.87%, (1 Month Term SOFR + 0.33%), 10/25/36 (d) (g)	1,213	512
Morgan Stanley ABS Capital I Inc. Trust 2007-HE6
Series 2007-A1-HE6, REMIC, 5.55%, (1 Month Term SOFR + 0.17%), 05/25/37 (d) (g)	37	30
Morgan Stanley ABS Capital Trust I Inc.
Series 2004-M3-NC7, REMIC, 6.41%, (1 Month Term SOFR + 1.09%), 07/25/34 (d) (g)	291	284
Series 2005-M2-HE2, REMIC, 6.09%, (1 Month Term SOFR + 0.77%), 01/25/35 (d) (g)	1,033	974
Series 2005-M3-HE5, REMIC, 6.11%, (1 Month Term SOFR + 0.79%), 09/25/35 (d) (g)	1,405	1,259
Mortgageit Trust 2004-2
Series 2004-M2-2, REMIC, 6.44%, (1 Month Term SOFR + 1.12%), 12/25/34 (d) (g)	139	131
Mountain View CLO 2017-2 Ltd.
Series 2017-AR-1A, 6.66%, (3 Month Term SOFR + 1.35%), 10/16/29 (d)	1,227	1,224
MP CLO VII, Ltd.
Series 2015-AR3-1A, 6.46%, (3 Month Term SOFR + 1.15%), 10/18/28 (d)	827	825
New Century Home Equity Loan T
Series 2004-M1-4, REMIC, 6.20%, (1 Month Term SOFR + 0.88%), 02/25/35 (d)	219	203
New Residential Mortgage Loan Trust 2019-RPL3
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59 (d)	1,454	1,343
Nomura Home Equity Loan, Inc., Home Equity Loan Trust, Series 2005-FM1
Series 2005-M3-FM1, REMIC, 6.20%, (1 Month Term SOFR + 0.88%), 05/25/35 (d) (g)	2,283	2,172
Oak Hill European Credit Partners VII Designated Activity Company
Series 2018-AR-7A, 4.44%, (3 Month EURIBOR + 0.74%), 10/20/31, EUR (d) (h)	1,700	1,764
OCP Euro CLO 2017-1 Designated Activity Company
Series 2017-A-2A, 4.48%, (3 Month EURIBOR + 0.82%), 01/15/32, EUR (d) (h)	499	522
Octagon Investment Partners 18-R Ltd.
Series 2018-A1A-18A, 6.53%, (3 Month Term SOFR + 1.22%), 04/16/31 (d)	1,500	1,493
Octagon Investment Partners XXI, Ltd.
Series 2014-AAR3-1A, 6.63%, (3 Month Term SOFR + 1.26%), 02/14/31 (d)	700	696
OSD CLO 2021-23 Ltd/LLC
Series 2021-A-23A, 6.44%, (3 Month Term SOFR + 1.13%), 04/17/31 (d)	1,318	1,308
OZLM IX, Ltd.
Series 2014-A1A3-9A, 6.69%, (3 Month Term SOFR + 1.36%), 10/20/31 (d)	300	297
OZLM VIII, Ltd.
Series 2014-A1R3-8A, 6.55%, (3 Month Term SOFR + 1.24%), 10/17/29 (d)	604	603
OZLM XVI Ltd
Series 2017-A1R-16A, 6.66%, (3 Month Term SOFR + 1.29%), 05/16/30 (d)	1,803	1,799
OZLM XXIV Ltd
Series 2019-A1AR-24A, 6.75%, (3 Month Term SOFR + 1.42%), 07/20/32 (d)	600	593
Palmer Square European Loan Funding 2022-2 Designated Activity Company
Series 2022-A-2A, 4.71%, (3 Month EURIBOR + 1.05%), 10/15/31, EUR (d) (h)	939	978
Series 2022-A-3A, 5.61%, (3 Month EURIBOR + 1.95%), 04/12/32, EUR (d) (h)	4,162	4,402
Palmer Square Loan Funding 2020-3, Ltd.
Series 2021-A1-3A, 6.39%, (3 Month Term SOFR + 1.06%), 07/20/29 (d)	1,665	1,658
Palmer Square Loan Funding Ltd
Series 2021-A1-4A, 6.37%, (3 Month Term SOFR + 1.06%), 10/15/29 (d)	1,943	1,934
RALI Series 2007-QH8 Trust
Series 2007-A-QH8, REMIC, 5.14%, 10/25/37 (d)	451	379
RASC Series 2006-EMX1 Trust
Series 2006-A4-EMX4, REMIC, 5.89%, (1 Month Term SOFR + 0.57%), 06/25/36 (d) (g)	2,267	2,185
Regatta VIII Funding Ltd
Series 2017-A-1A, 6.82%, (3 Month Term SOFR + 1.51%), 10/17/30 (d)	1,541	1,538
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 6.09%, (1 Month Term SOFR + 0.98%), 02/25/34 (d) (g)	520	507
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 6.06%, (1 Month Term SOFR + 0.74%), 12/25/35 (d) (g)	222	219
Series 2006-M1-KS3, REMIC, 5.93%, (1 Month Term SOFR + 0.61%), 04/25/36 (d) (g)	316	306
Residential Asset Securitization Trust 2006-A10
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	185	62
Residential Mortgage Securities 32 PLC
Series A-32A, 6.44%, (SONIA + 1.25%), 06/20/70, GBP (d) (g) (h)	1,183	1,446
Romark CLO Ltd
Series 2017-A1R-1A, REMIC, 6.64%, (3 Month Term SOFR + 1.29%), 10/23/30 (d)	734	732
Saranac Clo II Limited
Series 2014-A1AR-2A, 6.87%, (3 Month Term SOFR + 1.49%), 11/20/29 (d)	257	257
Saranac CLO VI Limited
Series 2018-A1R-6A, 6.81%, (3 Month Term SOFR + 1.40%), 08/13/31 (d)	1,300	1,289

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Saxon Asset Securities Trust 2004-3
Series 2005-M3-4, REMIC, 5.91%, (1 Month Term SOFR + 0.59%), 11/25/37 (d) (g)	2,000	1,509
Saxon Asset Securities Trust 2007-3
Series 2007-1A-3, REMIC, 6.05%, (1 Month Term SOFR + 0.42%), 08/25/24 (d) (g)	346	311
Securitized Asset Backed Receivables LLC Trust 2006-HE1
Series 2006-A2C-HE1, REMIC, 5.75%, (1 Month Term SOFR + 0.43%), 07/25/36 (d) (g)	2,603	830
Securitized Asset Backed Receivables LLC Trust 2006-HE2
Series 2006-A2C-HE2, REMIC, 5.73%, (1 Month Term SOFR + 0.41%), 07/25/36 (d) (g)	375	131
SLM Student Loan Trust 2004-1
Series 2004-A6B-3A, 5.81%, (SOFR 90-Day Average + 0.81%), 10/25/64 (d)	1,630	1,604
Sound Point CLO IV-R, Ltd.
Series 2013-A-3RA, 6.72%, (3 Month Term SOFR + 1.41%), 04/18/31 (d) (h)	300	298
Sound Point CLO IX Ltd
Series 2015-ARRR-2A, 6.80%, (3 Month Term SOFR + 1.47%), 07/20/32 (d)	1,200	1,191
Sound Point CLO XV, Ltd.
Series 2017-ARR-1A, 6.51%, (3 Month Term SOFR + 1.16%), 01/23/29 (d)	359	358
Soundview Home Loan Trust 2007-OPT1
Series 2007-1A1-OPT1, REMIC, 5.63%, (1 Month Term SOFR + 0.31%), 06/25/37 (d) (g)	1,418	950
Stratus CLO 2021-2, Ltd.
Series 2021-A-2A, 6.49%, (3 Month Term SOFR + 1.16%), 12/28/29 (d)	471	469
Stratus CLO 2021-3, Ltd.
Series 2021-A-3A, 6.54%, (3 Month Term SOFR + 1.21%), 12/31/29 (d)	989	985
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 6.10%, (1 Month Term SOFR + 0.77%), 10/19/34 (d) (g)	5	5
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 6.38%, 02/25/34 (d)	63	60
Symphony Static CLO I Ltd
Series 2021-A-1A, REMIC, 6.44%, (3 Month Term SOFR + 1.09%), 10/25/29 (d)	389	386
TBW Mortgage-Backed Trust Series 2006-4
Series 2006-A6-4, REMIC, 6.47%, 09/25/36 (d) (g)	473	16
Thornburg Mortgage Securities Trust
Series 2006-A2B-4, REMIC, 5.55%, (1 Month Term SOFR + 0.23%), 07/25/36 (d)	1,792	1,442
Series 2005-A3-1, REMIC, 3.90%, 04/25/45 (d)	50	47
Toro European CLO 5 Designated Activity Company
Series A-5A, 0.74%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (d) (h)	1,450	1,515
Series ANV-5A, 3.92%, (3 Month EURIBOR + 0.74%), 10/15/30, EUR (d) (h)	682	713
Toro European CLO 7 Designated Activity Company
Series ARE-7A, 4.59%, (3 Month EURIBOR + 0.81%), 02/15/34, EUR (d) (h)	1,800	1,862
Towd Point Mortgage Funding 2019 - Granite4 PLC
Series 2019-A1-GR4A, 6.29%, (SONIA + 1.14%), 10/20/51, GBP (d) (g) (h)	2,280	2,785
Towd Point Mortgage Trust 2019-HY3
Series 2019-A1A-HY3, REMIC, 6.43%, (1 Month Term SOFR + 1.11%), 07/25/27 (d)	537	538
Tralee CLO VII Ltd
Series 2021-A1-7A, 6.93%, (3 Month Term SOFR + 1.58%), 04/25/34 (d)	1,400	1,382
TRTX 2022-FL5 Issuer, Ltd.
Series 2022-A-FL5, 6.96%, (SOFR 30-Day Average + 1.65%), 02/17/39 (d) (g)	300	294
Venture 38 CLO Limited
Series 2019-A1R-38A, 6.79%, (3 Month Term SOFR + 1.42%), 07/30/32 (d)	1,500	1,482
Venture XIV CLO Ltd
Series 2013-ARR-14A, 6.68%, (3 Month Term SOFR + 1.29%), 08/28/29 (d)	399	397
Venture XVII CLO, Limited
Series 2014-ARR-17A, 6.45%, (3 Month Term SOFR + 1.14%), 04/15/27 (d)	271	271
Venture Xxv Clo Ltd
Series 2016-ARR-25A, 6.61%, (3 Month Term SOFR + 1.28%), 04/20/29 (d)	107	107
Venture XXVIII CLO, Limited
Series 2017-A1R-28A, 6.58%, (3 Month Term SOFR + 1.25%), 07/22/30 (d)	1,082	1,076
Vibrant CLO XI Ltd
Series 2019-A1R1-11A, 6.71%, (3 Month Term SOFR + 1.38%), 07/20/32 (d)	1,500	1,483
VMC Finance 2022-FL5 LLC
Series 2022-A-FL5, 7.21%, (SOFR 30-Day Average + 1.90%), 02/18/39 (d)	700	685
Voya CLO 2012-4, Ltd.
Series 2012-A1R3-4A, 6.57%, (3 Month Term SOFR + 1.26%), 10/15/30 (d)	441	439
Voya CLO 2013-1, Ltd.
Series 2013-A1AR-1A, 6.78%, (3 Month Term SOFR + 1.47%), 10/15/30 (d)	670	669
Voya CLO 2015-1 Ltd
Series 2015-A1R-1A, 6.47%, (3 Month Term SOFR + 1.16%), 01/18/29 (d)	732	730
Voya CLO 2019-1 Limited
Series 2019-AR-1A, 6.63%, (3 Month Term SOFR + 1.32%), 04/15/31 (d)	550	548
WaMu Mortgage Pass-Through Certificates Series 2002-AR17 Trust
Series 2003-A7-AR5, REMIC, 4.83%, 06/25/33 (d)	39	36
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
Series 2003-2A-AR9, REMIC, 5.91%, 09/25/33 (d)	22	20
Series 2005-3A1-AR10, REMIC, 3.84%, 08/25/35 (d)	6	6
Series 2005-2A1-AR14, REMIC, 4.03%, 12/25/35 (d)	37	33
WaMu Mortgage Pass-Through Certificates Series 2007-OA4 Trust
Series 2007-1A-OA4, REMIC, 5.40%, (12 Month Treasury Average + 0.77%), 05/25/47 (d)	153	125
WaMu Mortgage Pass-Through Certificates, Series 2006-AR9 Trust
Series 2006-1A-AR9, REMIC, 5.63%, (12 Month Treasury Average + 1.00%), 08/25/46 (d)	783	734
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 4.01%, 03/25/33 (d)	16	14
Wellfleet CLO 2015-1 Ltd
Series 2015-AR4-1A, 6.48%, (3 Month Term SOFR + 1.15%), 07/20/29 (d)	327	327
Wellfleet CLO 2016-1 Ltd
Series 2016-AR-1A, 6.50%, (3 Month Term SOFR + 1.17%), 04/20/28 (d)	159	159
Wellfleet CLO 2017-2A Ltd
Series 2017-A1R-2A, 6.65%, (3 Month Term SOFR + 1.32%), 10/20/29 (d)	360	360
Wind River 2014-1 CLO Ltd.
Series 2014-ARR-1A, 6.62%, (3 Month Term SOFR + 1.31%), 07/18/31 (d)	498	494
Wind River 2019-3 CLO Ltd.
Series 2019-AR-3A, 6.65%, (3 Month Term SOFR + 1.34%), 07/15/31 (d)	1,600	1,592
Total Non-U.S. Government Agency Asset-Backed Securities (cost $166,931)		159,705
CORPORATE BONDS AND NOTES 0.7%
Financials 0.7%
Avolon Holdings Funding Limited
2.53%, 11/18/27 (h)	89	75

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Bank of America Corporation
5.88%, (100, 03/15/28) (i)	1,160	1,052
Credit Suisse Group AG
4.66%, (3 Month EURIBOR + 1.00%), 01/16/26, EUR (d) (e) (j)	100	106
2.13%, 10/13/26, EUR (e) (j)	240	241
1.00%, 06/24/27, EUR (e) (j)	100	95
7.00%, 09/30/27, GBP (e) (j)	100	123
7.75%, 03/01/29, EUR (e) (j)	100	117
Lloyds Banking Group PLC
4.95%, (5 Year EURIBOR Swap Rate Constant Maturity + 5.29%), (100, 06/27/25), EUR (d) (e) (i) (j)	600	588
UniCredit S.p.A.
7.83%, 12/04/23 (h)	6,750	6,762
		9,159
Consumer Discretionary 0.0%
Nissan Motor Co., Ltd.
4.35%, 09/17/27 (h)	300	274
Information Technology 0.0%
VMware, Inc.
3.90%, 08/21/27	200	186
Health Care 0.0%
Community Health Systems, Inc.
5.63%, 03/15/27 (h)	200	171
Utilities 0.0%
Eversource Energy
2.90%, 10/01/24	100	97
Total Corporate Bonds And Notes (cost $10,239)		9,887
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company, 7.50% (i) (j)	1	557
Total Preferred Stocks (cost $500)		557
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
J.P. Morgan U.S. Government Money Market Fund, 5.19% (k)	2,120	2,120
Total Short Term Investments (cost $2,120)		2,120
Total Investments 112.6% (cost $1,684,170)		1,584,811
Total Purchased Options 0.3% (cost $875)		4,862
Other Derivative Instruments (0.7)%		(9,898)
Other Assets and Liabilities, Net (12.2)%		(172,870)
Total Net Assets 100.0%		1,406,905

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $954,853.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Treasury inflation indexed note, par amount is not adjusted for inflation.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(h) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $40,626 and 2.9% of the Fund.

(i) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(j) Convertible security.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/PIMCO Real Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	—	2,710	2,710	1	—	—	—	—
JNL Government Money Market Fund, 5.26% - Class SL	—	647	647	1	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	730	730	—	—	—	—	—
	—	4,087	4,087	2	—	—	—	—

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Credit Suisse Group AG, 4.66%, 01/16/26	03/27/23	100	106	—
Credit Suisse Group AG, 2.13%, 10/13/26	03/22/23	240	241	—
Credit Suisse Group AG, 1.00%, 06/24/27	03/21/23	93	95	—
Credit Suisse Group AG, 7.00%, 09/30/27	03/21/23	120	123	—
Credit Suisse Group AG, 7.75%, 03/01/29	03/24/23	112	117	—
Eurosail-UK 2007-3BL PLC, Series 2007-A3A-3X, 6.26%, 06/13/45	06/29/16	548	538	0.1
Gouvernement De France, 0.25%, 07/25/24	05/17/22	4,861	4,738	0.3
Gouvernement De France, 0.10%, 03/01/26	05/17/22	13,613	12,777	0.9
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 5.46%, 06/18/38	09/18/21	12	11	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Real Return Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 5.44%, 03/18/39	09/18/21	24	21	—
Grifonas Finance No.1 PLC, Series A-1, 4.21%, 08/28/39	02/10/15	325	379	—
Lloyds Banking Group PLC, 4.95% (callable at 100, 06/27/25)	01/31/18	755	588	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	09/24/21	4,290	3,238	0.2
		25,093	22,972	1.6

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro BOBL	42	December 2023	EUR	4,872	6	(11)
Italy Government BTP Bond	106	December 2023	EUR	12,011	5	(404)
United States 10 Year Ultra Bond	387	December 2023		44,475	91	(1,301)
					102	(1,716)
Short Contracts
Australia 10 Year Bond	(2)	December 2023	AUD	(230)	1	4
Euro Bund	(543)	December 2023	EUR	(70,798)	—	1,006
Euro Buxl 30 Year Bond	(48)	December 2023	EUR	(6,134)	2	277
Euro OAT	(102)	December 2023	EUR	(12,927)	(4)	385
Euro Schatz	(1,995)	December 2023	EUR	(210,124)	(95)	717
Italy Short Term Government BTP Bond	(209)	December 2023	EUR	(21,911)	(18)	154
United States 10 Year Note	(262)	December 2023		(28,917)	(53)	605
United States 2 Year Note	(308)	January 2024		(62,689)	(31)	254
United States 5 Year Note	(803)	January 2024		(85,298)	(126)	694
United States Long Bond	(402)	December 2023		(48,107)	(113)	2,367
United States Ultra Bond	(120)	December 2023		(15,287)	(45)	1,044
					(482)	7,507

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M EURIBOR (S)	Receiving	0.19	(A)	11/04/52	EUR	4,600	(5)	2,493
6M EURIBOR (S)	Receiving	0.20	(A)	11/08/52	EUR	13,300	(14)	7,368
6M EURIBOR (S)	Receiving	2.75	(A)	03/20/54	EUR	24,260	(5)	1,166
6M EURIBOR (S)	Paying	0.55	(A)	08/10/24	EUR	200	—	(6)
6M EURIBOR (S)	Paying	0.70	(A)	04/11/27	EUR	2,500	1	(238)
6M EURIBOR (S)	Paying	0.65	(A)	04/12/27	EUR	5,800	2	(563)
6M EURIBOR (S)	Paying	0.65	(A)	05/11/27	EUR	2,800	1	(272)
6M EURIBOR (S)	Paying	1.00	(A)	05/18/27	EUR	3,200	1	(272)
6M EURIBOR (S)	Paying	2.88	(A)	08/15/32	EUR	18,200	(22)	(721)
6M EURIBOR (S)	Paying	3.00	(A)	03/20/34	EUR	143,150	(274)	(2,699)
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	(1)	4
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.55	(A)	09/14/28	JPY	1,400,000	10	24
Bank of Japan Overnight Call Rate TONAR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(10)	66
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.50	(A)	12/15/31	JPY	3,161,000	61	556
Bank of Japan Overnight Call Rate TONAR (A)	Receiving	0.85	(A)	09/20/33	JPY	450,000	11	35
Eurostat Eurozone HICP Excluding Tobacco (A)	Paying	2.59	(A)	12/15/52	EUR	2,000	5	(121)
Eurostat Eurozone HICP Excluding Tobacco (A)	Paying	2.70	(A)	04/15/53	EUR	1,700	3	(40)
Eurostat Eurozone HICP Excluding Tobacco (A)	Paying	2.76	(A)	09/15/53	EUR	2,100	1	1
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	(7)	810
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	4	(125)
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	4	(76)
HICP (A)	Receiving	3.00	(A)	05/15/27	EUR	2,700	(9)	99
HICP (A)	Receiving	3.13	(A)	05/15/27	EUR	1,100	(4)	32
HICP (A)	Receiving	2.50	(A)	03/15/28	EUR	1,400	(5)	14
HICP (A)	Receiving	2.36	(A)	08/15/30	EUR	4,000	(14)	157
HICP (A)	Receiving	2.60	(A)	05/15/32	EUR	4,900	(19)	235
HICP (A)	Receiving	2.57	(A)	06/15/32	EUR	2,200	(10)	86
HICP (A)	Receiving	2.72	(A)	06/15/32	EUR	4,400	(19)	134
HICP (A)	Receiving	2.47	(A)	07/15/32	EUR	2,500	(10)	123
HICP (A)	Paying	3.52	(A)	09/15/24	EUR	2,400	3	(26)
HICP (A)	Paying	1.38	(A)	03/15/31	EUR	15,200	69	(3,548)
HICP (A)	Paying	2.49	(A)	05/15/37	EUR	3,910	16	(282)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
HICP (A)	Paying	2.58	(A)	03/15/52	EUR	800	3	(97)
HICP (A)	Paying	2.59	(A)	03/15/52	EUR	1,000	3	(92)
HICP (A)	Paying	2.55	(A)	04/15/52	EUR	300	1	(36)
HICP (A)	Paying	2.42	(A)	05/15/52	EUR	570	1	(84)
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/26/26		1,400	(3)	143
U.S. CPURNSA (A)	Receiving	2.42	(A)	03/05/26		8,700	(17)	843
U.S. CPURNSA (A)	Receiving	2.77	(A)	05/13/26		6,500	(9)	496
U.S. CPURNSA (A)	Receiving	2.81	(A)	05/14/26		3,000	(4)	222
U.S. CPURNSA (A)	Receiving	2.70	(A)	05/25/26		4,850	(6)	381
U.S. CPURNSA (A)	Receiving	2.69	(A)	06/01/26		900	(1)	70
U.S. CPURNSA (A)	Receiving	1.80	(A)	08/25/27		3,700	(8)	545
U.S. CPURNSA (A)	Receiving	1.89	(A)	08/27/27		4,500	(9)	634
U.S. CPURNSA (A)	Receiving	2.57	(A)	08/26/28		800	(2)	52
U.S. CPURNSA (A)	Receiving	2.65	(A)	09/10/28		1,900	(5)	110
U.S. CPURNSA (A)	Receiving	2.31	(A)	02/24/31		16,800	(57)	1,836
U.S. CPURNSA (A)	Paying	2.75	(A)	09/07/24		4,600	14	6
U.S. CPURNSA (A)	Paying	2.51	(A)	09/08/24		1,100	1	(1)
U.S. CPURNSA (A)	Paying	2.56	(A)	09/12/24		5,100	3	(2)
U.S. CPURNSA (A)	Paying	2.57	(A)	09/12/24		5,700	4	(1)
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	27	(958)
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	21	(782)
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	18	(693)
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	17	(788)
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	41	(2,206)
U.S. CPURNSA (A)	Paying	1.28	(A)	05/19/30		2,200	5	(434)
U.S. SOFR (A)	Receiving	4.25	(A)	12/20/25		155,800	(56)	1,436
U.S. SOFR (Q)	Receiving	1.84	(S)	11/21/28		19,000	(35)	2,310
U.S. SOFR (A)	Receiving	2.87	(A)	02/13/54		21,700	(73)	3,601
U.S. SOFR (A)	Paying	3.09	(A)	02/13/34		48,800	31	(4,036)
U.S. SOFR (Q)	Paying	1.89	(S)	11/21/53		3,800	26	(1,523)
							(305)	5,366

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
General Electric Company (Q)	0.29	1.00	12/20/23	(700)	1	—	41

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 11/21/53	DUB	Put	2.24	11/17/23	14,100,000	4,862

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Inflation - Capped/Floor Options
US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		194	—
US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		17	—
							—
Interest Rate Swaptions
3M LIBOR, 10/31/25	BPC	Put	4.61	10/27/23		31,100,000	(194)
3M LIBOR, 11/21/28	DUB	Put	2.34	11/17/23		69,600,000	(7,010)
3M LIBOR, 10/31/25	MSC	Put	4.61	10/27/23		50,000,000	(311)
6M EURIBOR, 09/17/27	CIT	Call	2.95	09/15/25	EUR	16,000,000	(155)
6M EURIBOR, 09/02/27	GSC	Call	2.90	08/29/25	EUR	10,100,000	(92)
6M EURIBOR, 09/03/27	GSC	Call	2.80	09/01/25	EUR	21,700,000	(180)
6M EURIBOR, 09/17/27	CIT	Put	2.95	09/15/25	EUR	16,000,000	(202)
6M EURIBOR, 09/02/27	GSC	Put	2.90	08/29/25	EUR	10,100,000	(132)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PIMCO Real Return Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
6M EURIBOR, 09/03/27	GSC	Put	2.80	09/01/25	EUR	21,700,000	(307)
							(8,583)

JNL/PIMCO Real Return Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	CIT	10/03/23	EUR	1,533	1,621	(21)
MXN/USD	CIT	12/14/23	MXN	6,437	365	(7)
USD/CAD	MSC	10/03/23	CAD	(7,343)	(5,406)	35
USD/EUR	CIT	10/03/23	EUR	(97,100)	(102,660)	2,759
USD/GBP	UBS	10/03/23	GBP	(4,226)	(5,156)	202
USD/JPY	BNP	10/03/23	JPY	(1,062,700)	(7,111)	226
USD/JPY	CIT	10/03/23	JPY	(2,900,000)	(19,406)	616
USD/PEN	CIT	11/07/23	PEN	(6,923)	(1,824)	38
					(139,577)	3,848

JNL/PIMCO Real Return Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
US TREASURY INFLATION SECURITIES
Treasury, United States Department of (S)	Fixed Rate of +5.49% (S)	MSC	10/18/23	49,372	—	(1,041)
Treasury, United States Department of (S)	Fixed Rate of +5.49% (S)	MSC	10/18/23	31,105	—	(127)
Treasury, United States Department of (S)	Fixed Rate of +5.49% (S)	MSC	10/18/23	23,120	—	(66)
Treasury, United States Department of (S)	Fixed Rate of +5.49% (S)	MSC	10/18/23	28,299	—	(124)
Treasury, United States Department of (S)	Fixed Rate of +5.49% (S)	MSC	10/18/23	59,229	—	(475)
Treasury, United States Department of (S)	Fixed Rate of +5.56% (S)	MSC	10/11/23	22,315	—	(21)
Treasury, United States Department of (A)	SOFR +0.15% (A)	MSC	02/26/24	62,791	—	(2,386)
Treasury, United States Department of (S)	Fixed Rate of +5.56% (S)	MSC	10/11/23	24,305	—	(128)
Treasury, United States Department of (S)	Fixed Rate of +5.56% (S)	MSC	10/11/23	25,782	—	(110)
					—	(4,478)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,412,542	—	1,412,542
Non-U.S. Government Agency Asset-Backed Securities	—	159,705	—	159,705
Corporate Bonds And Notes	—	9,887	—	9,887
Preferred Stocks	557	—	—	557
Short Term Investments	2,120	—	—	2,120
	2,677	1,582,134	—	1,584,811
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	7,507	—	—	7,507
Centrally Cleared Interest Rate Swap Agreements	—	26,088	—	26,088
Centrally Cleared Credit Default Swap Agreements	—	41	—	41
OTC Purchased Options	—	4,862	—	4,862
Open Forward Foreign Currency Contracts	—	3,876	—	3,876
	7,507	34,867	—	42,374
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,716)	—	—	(1,716)
Centrally Cleared Interest Rate Swap Agreements	—	(20,722)	—	(20,722)
OTC Written Options	—	(8,583)	—	(8,583)
Open Forward Foreign Currency Contracts	—	(28)	—	(28)
OTC Total Return Swap Agreements	—	(4,478)	—	(4,478)
	(1,716)	(33,811)	—	(35,527)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR FLOATING RATE INSTRUMENTS 89.0%
Industrials 24.5%
ADS Tactical, Inc.
2021 Term Loan B, 11.20%, (1 Month Term SOFR + 5.75%), 03/04/28 (a)	933	914
Advisor Group, Inc.
2023 Term Loan B, 9.87%, (3 Month Term SOFR + 4.50%), 08/17/28 (a)	4,305	4,298
Aegion Corporation
Term Loan, 10.20%, (1 Month Term SOFR + 4.75%), 03/31/28 (a)	2,951	2,927
AI Aqua Merger Sub, Inc.
2021 1st Lien Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 06/17/28 (a)	5,220	5,163
AI Mistral Holdco Limited
2017 Term Loan B, 11.33%, (1 Month Term SOFR + 6.00%), 01/26/24 (a)	1,648	1,619
Ali Group North America Corporation
2021 Term Loan B, 7.45%, (1 Month Term SOFR + 2.00%), 10/13/28 (a)	863	862
AlixPartners, LLP
2021 USD Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 02/04/28 (a)	990	988
Alliance Laundry Systems LLC
Term Loan B, 8.90%, (3 Month Term SOFR + 3.50%), 09/30/27 (a)	1,457	1,455
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 05/04/28 (a)	2,469	2,381
Amentum Government Services Holdings LLC
2022 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 02/07/29 (a)	1,485	1,462
American Airlines, Inc.
2021 Term Loan, 10.34%, (3 Month Term SOFR + 4.75%), 03/10/28 (a)	2,850	2,933
Amneal Pharmaceuticals LLC
2018 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 03/26/25 (a)	3,327	3,260
Amynta Agency Borrower Inc.
2023 Term Loan B, 10.43%, (1 Month Term SOFR + 5.00%), 02/14/28 (a)	409	409
Anticimex International AB
2021 USD Incremental Term Loan, 8.95%, (SOFR + 3.65%), 11/16/28 (a)	660	655
AppLovin Corporation
2021 Term Loan B, 8.43%, (1 Month Term SOFR + 3.10%), 10/25/28 (a)	2,089	2,086
2023 Term Loan B, 8.43%, (1 Month Term SOFR + 3.10%), 08/14/30 (a)	771	768
APX Group, Inc.
2021 Term Loan B, 8.69%, (1 Month Term SOFR + 3.25%), 07/01/28 (a)	1,975	1,972
2021 Term Loan B, 11.75%, (Prime + 3.25%), 07/01/28 (a)	5	5
AQ Carver Buyer, Inc.
2023 Term Loan B, 10.87%, (SOFR + 5.50%), 07/28/29 (a)	2,535	2,491
Array Technologies, Inc.
Term Loan B, 8.58%, (1 Month Term SOFR + 3.25%), 10/07/27 (a)	1,576	1,570
ASP Navigate Acquisition Corp
Term Loan, 9.88%, (3 Month Term SOFR + 4.25%), 09/30/27 (a)	3,733	3,711
Associated Materials Inc.
2022 Term Loan B, 11.33%, (SOFR + 6.00%), 03/09/29 (a)	5,045	4,087
BCPE Empire Holdings, Inc.
2023 Extended Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 06/23/33 (a)	1,065	1,064
BrightView Landscapes, LLC
2022 Term Loan B, 8.62%, (3 Month Term SOFR + 3.25%), 04/14/29 (a)	2,469	2,468
Brook and Whittle Holding Corp.
2021 First Lien Term Loan, 9.43%, (3 Month Term SOFR + 4.00%), 12/14/28 (a)	13	11
2021 First Lien Term Loan, 9.57%, (3 Month Term SOFR + 4.00%), 12/14/28 (a) (b)	4,910	4,396
Brookfield WEC Holdings Inc.
2022 Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 08/01/25 (a)	1,980	1,982
Cast and Crew Payroll, LLC
2019 1st Lien Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 02/07/26 (a)	987	982
2021 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	249	246
Centuri Group, Inc
Term Loan B, 7.95%, (3 Month USD LIBOR + 2.50%), 08/27/28 (a)	991	987
Century DE Buyer LLC
Term Loan, 0.00%, (SOFR + 4.00%), 09/27/30 (a) (c)	502	498
Chart Industries, Inc.
2023 Term Loan B, 9.17%, (1 Month Term SOFR + 3.75%), 12/08/29 (a)	3,672	3,672
CHG Healthcare Services Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 09/30/28 (a) (c)	350	349
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 8.82%, (1 Month Term SOFR + 3.50%), 08/08/26 (a)	13	12
Term Loan B, 9.13%, (1 Month Term SOFR + 3.50%), 08/08/26 (a)	4,876	4,727
Clue Opco LLC
Term Loan, 0.00%, (SOFR + 4.50%), 09/20/30 (a) (c)	740	721
Clydesdale Acquisition Holdings Inc
Term Loan B, 9.61%, (1 Month Term SOFR + 4.17%), 03/30/29 (a)	3,571	3,518
Conair Holdings, LLC
Term Loan B, 9.29%, (3 Month USD LIBOR + 3.75%), 05/13/28 (a)	2,985	2,853
Conduent Business Services, LLC
2021 Term Loan B, 9.70%, (1 Month Term SOFR + 4.25%), 10/15/28 (a)	2,910	2,885
Constant Contact Inc
Term Loan, 9.56%, (3 Month Term SOFR + 4.00%), 12/31/24 (a)	990	955
Covanta Holding Corporation
2023 Term Loan B, 8.33%, (SOFR + 3.00%), 11/30/28 (a)	363	361
2023 Term Loan C, 8.33%, (SOFR + 3.00%), 11/30/28 (a)	27	27
Covetrus, Inc.
Term Loan, 10.24%, (3 Month Term SOFR + 5.00%), 09/21/29 (a)	5,165	5,105
CP Atlas Buyer, Inc.
2021 Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 11/23/27 (a)	6,196	5,831
CPM Holdings, Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 09/18/28 (a) (c)	511	510
CQP Holdco LP
2021 Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 05/26/28 (a)	7,892	7,890
Crown Subsea Communications Holding,Inc.
2023 Incremental Term Loan, 10.69%, (1 Month Term SOFR + 5.25%), 04/27/27 (a)	533	535
Da Vinci Purchaser Corp.
2019 Term Loan, 9.45%, (1 Month Term SOFR + 4.00%), 12/10/26 (a)	406	401
Deerfield Dakota Holding, LLC
2020 USD Term Loan B, 8.99%, (3 Month Term SOFR + 3.75%), 03/05/27 (a)	497	484
DG Investment Intermediate Holdings 2, Inc.
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 12/31/24 (a)	6,444	6,323
2022 Incremental Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 03/31/28 (a)	526	520
Dynasty Acquisition Co., Inc.
2023 Term Loan B1, 9.32%, (3 Month Term SOFR + 4.00%), 08/16/28 (a)	1,214	1,210
2023 Term Loan B2, 9.32%, (3 Month Term SOFR + 4.00%), 08/16/28 (a)	521	519

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Echo Global Logistics, Inc.
Term Loan, 8.93%, (1 Month Term SOFR + 3.50%), 11/09/28 (a)	2,353	2,268
Employbridge Holding Company
2021 Term Loan B, 10.26%, (3 Month USD LIBOR + 4.75%), 07/16/28 (a)	6,993	6,284
2021 Term Loan B, 10.29%, (3 Month USD LIBOR + 4.75%), 07/16/28 (a)	31	28
Emrld Borrower LP
Term Loan B, 8.33%, (3 Month Term SOFR + 3.00%), 05/04/30 (a)	1,612	1,608
Ensemble RCM, LLC
Term Loan, 9.22%, (SOFR + 3.75%), 07/24/26 (a)	1,481	1,481
Entegris, Inc.
2023 Term Loan B, 0.00%, (1 Month Term SOFR + 2.75%), 07/06/29 (a) (c)	34	34
2023 Term Loan B, 7.74%, (3 Month Term SOFR + 2.50%), 07/06/29 (a)	999	999
2023 Term Loan B, 7.83%, (1 Month Term SOFR + 2.75%), 07/06/29 (a)	405	405
EOS Finco Sarl
2022 USD Term Loan, 11.27%, (3 Month Term SOFR + 6.00%), 08/03/29 (a)	262	254
Evergreen Acqco 1 LP
2021 USD Term Loan, 10.75%, (3 Month Term SOFR + 5.25%), 04/21/28 (a)	1,586	1,589
Fertitta Entertainment, LLC
2022 Term Loan B, 9.33%, (SOFR + 4.00%), 01/13/29 (a) (b)	4,297	4,249
FinCo I LLC
2023 Term Loan, 8.37%, (3 Month Term SOFR + 3.00%), 06/27/28 (a)	230	230
First Student Bidco Inc
Term Loan C, 8.50%, (3 Month USD LIBOR + 3.00%), 07/12/28 (a)	1,401	1,364
Term Loan B, 8.50%, (SOFR + 3.00%), 07/13/28 (a)	3,739	3,639
Focus Financial Partners, LLC
2022 Term Loan B5, 8.58%, (1 Month Term SOFR + 3.25%), 06/30/28 (a)	609	607
Foley Products Company, LLC
2021 Term Loan, 10.14%, (SOFR + 4.75%), 12/29/28 (a)	874	869
Foundever Worldwide Corporation
2021 USD Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 07/28/28 (a)	6,866	6,684
Franchise Group Intermediate Holdco, LLC
2021 First Out Term Loan B, 10.31%, (3 Month Term SOFR + 4.75%), 02/24/26 (a)	3,285	3,002
GIP Pilot Acquisition Partners LP
Term Loan, 0.00%, (SOFR + 3.00%), 09/15/30 (a) (c)	905	902
Gloves Buyer, Inc.
2021 Term Loan, 9.45%, (1 Month Term SOFR + 4.00%), 12/29/27 (a)	7,655	7,387
Griffon Corporation
Term Loan B, 7.79%, (3 Month Term SOFR + 2.25%), 01/24/29 (a)	930	929
Groupe Solmax Inc.
Term Loan, 10.20%, (1 Month Term SOFR + 4.75%), 12/30/24 (a)	2,404	2,243
Term Loan, 10.25%, (3 Month Term SOFR + 4.75%), 12/30/24 (a)	2,554	2,383
GTCR W-2 Merger Sub LLC
Term Loan, 0.00%, (SOFR + 3.00%), 09/21/30 (a) (c)	3,688	3,685
Harbourvest Partners, LLC
2023 Term Loan B, 8.24%, (3 Month Term SOFR + 3.00%), 04/06/30 (a)	946	944
HighTower Holdings LLC
2021 Term Loan B, 9.61%, (3 Month Term SOFR + 4.00%), 04/08/26 (a)	497	496
Hunter Holdco 3 Limited
USD Term Loan B, 9.59%, (3 Month Term SOFR + 4.25%), 08/05/28 (a)	6,892	6,865
ICON Luxembourg S.A.R.L.
LUX Term Loan, 7.75%, (3 Month Term SOFR + 2.25%), 06/16/28 (a)	761	761
II-VI Incorporated
2022 Term Loan B, 8.20%, (SOFR + 2.75%), 12/08/28 (a)	914	910
Indy US Bidco, LLC
2021 USD Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 03/05/28 (a) (b)	1,742	1,663
2021 USD Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 03/06/28 (a)	1,008	962
Janus International Group, LLC
2023 Term Loan B, 8.68%, (SOFR + 3.25%), 07/26/30 (a)	1,086	1,080
Kestrel Bidco Inc.
Term Loan B, 8.42%, (1 Month Term SOFR + 3.00%), 07/31/26 (a)	6,132	5,996
KNS Acquisition Corp.
Term Loan, 11.70%, (1 Month Term SOFR + 6.25%), 04/16/27 (a)	403	341
KUEHG Corp.
2023 Term Loan, 10.24%, (3 Month Term SOFR + 5.00%), 05/22/30 (a)	1,790	1,791
LaserShip, Inc.
2021 Term Loan, 10.13%, (SOFR + 4.50%), 04/30/28 (a)	353	326
LBM Acquisition LLC
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 12/08/27 (a)	1,071	1,044
Learning Care Group, Inc.
2023 Term Loan, 10.12%, (SOFR + 4.75%), 08/08/28 (a)	267	267
2023 Term Loan, 10.17%, (SOFR + 4.75%), 08/08/28 (a)	89	89
LSCS Holdings, Inc.
2021 1st Lien Term Loan, 9.95%, (1 Month Term SOFR + 4.61%), 11/23/28 (a)	2,429	2,386
LSF11 Trinity Bidco, Inc.
Term Loan, 9.83%, (1 Month Term SOFR + 4.50%), 04/27/30 (a)	110	109
LSF12 Badger Bidco LLC
Term Loan B, 11.33%, (3 Month Term SOFR + 6.00%), 07/25/30 (a) (d)	3,456	3,438
Madison IAQ LLC
Term Loan, 8.69%, (1 Month Term SOFR + 3.25%), 06/15/28 (a)	941	924
MajorDrive Holdings IV LLC
Term Loan B, 9.44%, (1 Month Term SOFR + 4.00%), 05/12/28 (a)	2,985	2,953
Mileage Plus Holdings LLC
2020 Term Loan B, 10.80%, (3 Month Term SOFR + 5.25%), 12/31/23 (a)	1,720	1,785
Neptune Bidco US Inc
2022 USD Term Loan A, 10.15%, (SOFR + 4.75%), 10/11/28 (a)	444	396
2022 USD Term Loan B, 10.40%, (SOFR + 5.00%), 04/11/29 (a)	6,929	6,221
NorthRiver Midstream Finance LP
2023 USD Term Loan B, 0.00%, (SOFR + 3.00%), 08/10/30 (a) (c)	2,008	2,000
2023 USD Term Loan B, 8.33%, (SOFR + 3.00%), 08/10/30 (a)	2,076	2,068
OMNIA Partners LLC
Delayed Draw Term Loan, 0.00%, 07/19/30 (a) (c)	49	49
Term Loan B, 9.60%, (3 Month Term SOFR + 4.25%), 07/19/30 (a)	521	521
One Call Corporation
2021 Term Loan, 11.11%, (SOFR + 5.50%), 04/08/27 (a)	2,888	2,315
Optiv Security, Inc.
2023 Term Loan, 10.34%, (SOFR + 5.25%), 08/17/26 (a)	325	314
Oscar AcquisitionCo, LLC
Term Loan B, 9.84%, (3 Month Term SOFR + 4.50%), 04/29/29 (a)	886	878

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Osmose Utilities Services, Inc.
Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 06/18/28 (a)	987	979
Parexel International Corporation
2021 1st Lien Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 08/10/28 (a)	1,236	1,226
Patagonia Holdco LLC
Term Loan B1, 11.12%, (3 Month Term SOFR + 5.75%), 08/01/29 (a) (b)	778	685
Pathway Vet Alliance LLC
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 03/31/27 (a)	478	446
Pelican Products, Inc.
2021 Term Loan, 9.64%, (3 Month Term SOFR + 4.25%), 11/16/28 (a)	5,879	5,555
Pike Corporation
2021 Incremental Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 01/15/28 (a)	2,000	1,995
PMHC II, Inc.
2022 Term Loan B, 9.70%, (3 Month Term SOFR + 4.25%), 02/03/29 (a)	4,528	4,264
PRA Health Sciences, Inc.
US Term Loan, 7.75%, (3 Month Term SOFR + 2.25%), 06/16/28 (a)	190	190
Prime Security Services Borrower, LLC
2021 Term Loan, 8.19%, (SOFR + 2.75%), 09/23/26 (a)	2,294	2,290
PUG LLC
USD Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 01/31/27 (a)	4,479	4,217
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 8.07%, (1 Month Term SOFR + 2.63%), 11/03/23 (a)	3,417	3,409
Rand Parent, LLC
2023 Term Loan B, 9.49%, (3 Month Term SOFR + 4.25%), 02/09/30 (a)	5,793	5,608
Red Planet Borrower, LLC
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 09/23/28 (a)	35	33
Red Ventures, LLC
2023 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 02/24/30 (a)	349	346
Rockwood Service Corporation
2020 Term Loan, 9.45%, (1 Month Term SOFR + 4.00%), 12/21/26 (a)	227	228
Runner Buyer, Inc.
2021 Term Loan B, 10.95%, (3 Month Term SOFR + 5.50%), 10/08/28 (a)	6,087	4,788
Smyrna Ready Mix Concrete, LLC
Term Loan B, 9.68%, (1 Month Term SOFR + 4.25%), 03/24/29 (a)	7,055	7,063
Spin Holdco Inc.
2021 Term Loan, 0.00%, (3 Month Term SOFR + 4.00%), 02/26/28 (a) (c)	55	47
2021 Term Loan, 9.66%, (3 Month Term SOFR + 4.00%), 02/26/28 (a)	6,795	5,858
SRS Distribution Inc.
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 05/20/28 (a)	249	247
2022 Incremental Term Loan, 8.93%, (1 Month Term SOFR + 3.50%), 06/02/28 (a)	1,038	1,027
St. George Warehousing & Trucking Co. of CA, Inc.
2022 Term Loan, 11.39%, (3 Month Term SOFR + 6.00%), 03/24/28 (a)	5,530	5,308
Tempo Acquisition LLC
2023 Term Loan B, 8.32%, (1 Month Term SOFR + 3.00%), 08/31/28 (a)	990	990
TKC Holdings, Inc.
2021 Term Loan, 10.95%, (1 Month USD LIBOR + 5.50%), 05/03/28 (a)	3,392	3,236
TransDigm, Inc.
2023 Term Loan I, 8.49%, (3 Month Term SOFR + 3.25%), 08/10/28 (a)	8,460	8,458
U.S. Silica Company
2023 Term Loan B, 10.18%, (1 Month Term SOFR + 4.75%), 03/16/30 (a)	273	273
United Airlines, Inc.
2021 Term Loan B, 9.18%, (3 Month USD LIBOR + 3.75%), 04/14/28 (a)	3,149	3,150
Vaco Holdings, LLC
2022 Term Loan, 10.59%, (3 Month Term SOFR + 5.00%), 01/07/29 (a)	5,007	4,792
Verscend Holding Corp.
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 08/27/25 (a)	4,992	4,986
Vertical US Newco Inc
Term Loan B, 9.38%, (SOFR + 3.50%), 07/29/27 (a)	304	304
White Cap Buyer LLC
Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 10/08/27 (a)	249	249
		293,320
Communication Services 14.7%
19th Holdings Golf, LLC
2022 Term Loan B, 8.68%, (SOFR + 3.35%), 01/27/29 (a)	525	510
888 Acquisitions Limited
USD Term Loan B, 10.21%, (3 Month Term SOFR + 5.25%), 07/18/28 (a)	5,159	4,835
Academy, Ltd.
2021 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 11/05/27 (a)	354	355
Allen Media, LLC
2021 Term Loan B, 10.89%, (3 Month Term SOFR + 5.50%), 02/10/27 (a) (b)	7,962	7,059
Alterra Mountain Company
2023 Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 05/09/30 (a)	434	434
Altice Financing SA
2022 USD Term Loan, 10.31%, (SOFR + 5.00%), 10/31/27 (a)	6,882	6,801
Altice France S.A.
2018 Term Loan B13, 9.63%, (3 Month USD LIBOR + 4.00%), 07/13/26 (a)	995	935
2023 USD Term Loan B14, 0.00%, (SOFR + 5.50%), 08/31/28 (a) (c)	1,750	1,580
2023 USD Term Loan B14, 10.81%, (3 Month Term SOFR + 5.50%), 08/31/28 (a)	5,216	4,708
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 8.45%, (SOFR + 3.00%), 03/20/26 (a)	3,837	3,085
Arcis Golf LLC
Term Loan, 0.00%, (SOFR + 4.25%), 11/24/28 (a) (c)	70	70
Term Loan B, 9.70%, (1 Month Term SOFR + 4.25%), 11/24/28 (a)	279	279
CenturyLink, Inc.
2020 Term Loan A, 0.00%, (SOFR + 2.00%), 01/31/25 (a) (c)	180	168
2020 Term Loan A, 7.45%, (SOFR + 2.00%), 01/31/25 (a)	320	298
2020 Term Loan B, 7.70%, (1 Month Term SOFR + 2.25%), 03/15/27 (a)	5,310	3,772
Charter Communications Operating, LLC
2019 Term Loan B2, 7.12%, (3 Month Term SOFR + 1.75%), 02/01/27 (a)	2,479	2,475
Ciena Corporation
2023 Term Loan B, 7.82%, (1 Month Term SOFR + 2.50%), 01/13/30 (a)	134	134
Cimpress Public Limited Company
USD Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 04/29/28 (a)	2,985	2,948
City Football Group Limited
Term Loan, 8.44%, (1 Month Term SOFR + 3.00%), 07/08/28 (a)	987	981
ClubCorp Holdings, Inc.
2017 Term Loan B, 8.29%, (3 Month USD LIBOR + 2.75%), 08/16/24 (a)	209	205
CMG Media Corporation
2021 Term Loan, 8.84%, (3 Month Term SOFR + 3.50%), 12/17/26 (a)	6,056	5,526
CommScope, Inc.
2019 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 02/07/26 (a)	987	899

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Connect Finco Sarl
2021 Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/11/26 (a)	249	243
Consolidated Communications, Inc.
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 09/15/27 (a)	1,000	884
Coral-US Co-Borrower, LLC
2020 Term Loan B2, 0.00%, (1 Month Term SOFR + 2.25%), 01/22/28 (a) (c)	500	495
2020 Term Loan B2, 7.70%, (1 Month Term SOFR + 2.25%), 01/22/28 (a)	1,000	990
CSC Holdings, LLC
2017 Term Loan B1, 7.70%, (1 Month USD LIBOR + 2.25%), 07/15/25 (a)	273	264
2019 Term Loan B5, 7.95%, (1 Month Term SOFR + 2.50%), 04/15/27 (a)	5,959	5,383
2022 Term Loan B6, 9.83%, (1 Month Term SOFR + 4.50%), 01/17/28 (a)	1,496	1,415
Dave & Buster's, Inc.
2023 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 06/29/29 (a)	400	400
Diamond Sports Group, LLC
2022 2nd Lien Term Loan, 0.00%, (1 Month Term SOFR + 5.25%), 08/24/26 (a) (b) (e) (f)	2,967	58
DirecTV Financing, LLC
Term Loan, 10.45%, (1 Month Term SOFR + 5.00%), 07/22/27 (a)	6,713	6,553
Dotdash Meredith Inc
Term Loan B, 9.43%, (1 Month Term SOFR + 4.00%), 11/23/28 (a)	990	952
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 8.54%, (3 Month USD LIBOR + 3.00%), 03/08/24 (a)	2	2
2017 1st Lien Term Loan, 8.73%, (6 Month USD LIBOR + 3.00%), 03/08/24 (a)	693	669
Fluidra, S.A.
2022 USD Term Loan B, 7.36%, (1 Month Term SOFR + 1.93%), 01/21/29 (a)	450	447
Formula One Holdings Limited
Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 01/15/30 (a)	765	764
Frontier Communications Corp.
2021 1st Lien Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 10/08/27 (a)	7,234	7,012
Global Tel*Link Corporation
2018 1st Lien Term Loan, 9.77%, (SOFR + 4.25%), 11/20/25 (a)	5,000	4,843
2018 2nd Lien Term Loan, 15.52%, (SOFR + 10.00%), 11/29/26 (a)	1,000	862
GOGO Intermediate Holdings LLC
Term Loan B, 9.20%, (1 Month Term SOFR + 3.75%), 04/21/28 (a)	2,720	2,710
Great Outdoors Group, LLC
2021 Term Loan B1, 9.20%, (1 Month Term SOFR + 3.75%), 02/26/28 (a)	17,932	17,871
Greeneden U.S. Holdings II, LLC
2020 USD Term Loan B4, 9.45%, (1 Month Term SOFR + 4.00%), 10/08/27 (a)	507	507
Herschend Entertainment Company, LLC
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 08/18/28 (a)	987	985
iHeartCommunications, Inc.
2020 Term Loan, 0.00%, (1 Month Term SOFR + 3.00%), 05/01/26 (a) (c)	1,700	1,524
2020 Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 05/01/26 (a)	1,400	1,255
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.77%, (SOFR + 4.25%), 01/25/29 (a)	6,388	6,367
LCPR Loan Financing LLC
2021 Term Loan B, 9.20%, (1 Month Term SOFR + 3.75%), 09/25/28 (a)	500	495
Level 3 Financing Inc.
2019 Term Loan B, 7.20%, (1 Month Term SOFR + 1.75%), 03/01/27 (a)	3,875	3,653
Life Time Fitness Inc
2023 Term Loan B, 10.61%, (3 Month Term SOFR + 4.75%), 01/15/26 (a)	220	220
MH Sub I, LLC
2023 Term Loan, 9.58%, (1 Month Term SOFR + 4.25%), 04/13/28 (a)	6,857	6,625
Northwest Fiber, LLC
2021 Term Loan, 9.18%, (1 Month Term SOFR + 3.75%), 04/30/27 (a)	990	975
Ontario Gaming GTA LP
Term Loan B, 9.62%, (3 Month Term SOFR + 4.25%), 07/11/30 (a)	255	255
Radiate Holdco, LLC
2021 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 09/25/26 (a)	5,072	4,136
Recess Holdings, Inc.
2023 Term Loan, 9.38%, (SOFR + 4.00%), 03/31/27 (a)	200	199
Scientific Games Holdings LP
2022 USD Term Loan B, 8.77%, (3 Month Term SOFR + 3.50%), 02/03/29 (a)	6,431	6,389
Scientific Games International, Inc.
2022 USD Term Loan, 8.43%, (1 Month Term SOFR + 3.00%), 04/07/29 (a)	3,640	3,636
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 10.23%, (3 Month USD LIBOR + 4.50%), 06/20/24 (a)	6,847	6,118
2017 2nd Lien Term Loan, 13.98%, (3 Month USD LIBOR + 8.25%), 06/30/25 (a)	400	283
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.75%, (3 Month Term SOFR + 3.25%), 07/04/28 (a)	4,916	4,918
Telesat Canada
Term Loan B5, 8.43%, (3 Month Term SOFR + 2.75%), 11/22/26 (a)	3,000	2,194
Topgolf Callaway Brands Corp.
Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 03/14/30 (a)	836	830
UFC Holdings, LLC
2021 Term Loan B, 8.37%, (3 Month Term SOFR + 2.75%), 04/29/26 (a)	1,937	1,934
Univision Communications Inc.
2021 First Lien Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 03/15/26 (a)	264	263
2022 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 05/06/28 (a)	2,060	2,032
Viasat Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 05/30/30 (a) (c)	3,200	2,962
ViaSat, Inc.
Term Loan, 9.83%, (1 Month Term SOFR + 4.50%), 02/23/29 (a)	5,155	4,775
Virgin Media Bristol LLC
USD Term Loan N, 7.95%, (1 Month Term SOFR + 2.50%), 10/03/27 (a)	10,000	9,701
2023 USD Term Loan Y, 0.00%, (3 Month Term SOFR + 3.25%), 03/06/31 (a) (c)	390	380
Windstream Services, LLC
2020 Exit Term Loan B, 11.68%, (1 Month Term SOFR + 6.25%), 08/24/27 (a)	987	948
		175,433
Information Technology 11.3%
Applied Systems, Inc.
2022 Extended 1st Lien Term Loan, 9.74%, (3 Month Term SOFR + 4.50%), 09/19/26 (a)	562	563
Aptean, Inc.
2019 Term Loan, 9.68%, (1 Month Term SOFR + 4.25%), 04/23/26 (a)	350	347
Arches Buyer Inc.
2021 Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 12/06/27 (a)	3,708	3,625
Ascend Learning, LLC
2021 Term Loan, 8.92%, (3 Month Term SOFR + 3.50%), 11/18/28 (a)	804	765
2021 Term Loan, 8.93%, (1 Month Term SOFR + 3.50%), 11/18/28 (a)	830	790
Athenahealth Group, Inc.
2022 Term Loan B, 8.57%, (1 Month Term SOFR + 3.25%), 01/27/29 (a)	1,726	1,691

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Banff Merger Sub Inc
2021 USD 2nd Lien Term Loan, 10.95%, (1 Month Term SOFR + 5.50%), 03/23/26 (a)	2,000	1,988
Camelot U.S. Acquisition LLC
Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 10/31/26 (a)	837	836
CDK Global, Inc.
2022 USD Term Loan B, 9.49%, (3 Month Term SOFR + 4.25%), 06/09/29 (a)	4,912	4,910
Centralsquare Tech LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 08/15/25 (a) (c)	385	363
Cloud Software Group, Inc.
2022 USD Term Loan A, 9.84%, (SOFR + 4.50%), 09/30/28 (a)	170	163
2022 USD Term Loan B, 9.84%, (3 Month Term SOFR + 4.50%), 03/30/29 (a)	1,234	1,185
ConnectWise, LLC
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 09/23/28 (a)	987	970
CoreLogic, Inc.
Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 04/14/28 (a)	1,481	1,366
DCert Buyer, Inc.
2019 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 07/31/26 (a)	3,616	3,588
Delta TopCo, Inc.
2020 Term Loan B, 9.07%, (6 Month Term SOFR + 3.75%), 10/07/27 (a)	2,688	2,658
ECL Entertainment, LLC
2023 Term Loan B, 10.08%, (SOFR + 4.75%), 08/16/30 (a)	220	219
Electrical Components International, Inc.
2018 1st Lien Term Loan, 9.77%, (3 Month Term SOFR + 4.25%), 06/22/25 (a)	4,997	4,934
Endure Digital Inc.
Term Loan, 8.79%, (3 Month USD LIBOR + 3.50%), 01/27/28 (a)	2,297	2,226
Epicor Software Corp.
Term Loan, 0.00%, (SOFR + 3.75%), 07/31/27 (a) (c)	800	800
Esdec Solar Group B.V.
Term Loan B, 9.96%, (3 Month USD LIBOR + 4.75%), 08/23/28 (a)	249	247
Eta Australia Holdings III Pty Ltd
Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 03/08/26 (a)	2,772	2,730
Flexera Software LLC
2021 Term Loan B, 9.20%, (1 Month Term SOFR + 3.75%), 01/26/28 (a)	493	488
Gainwell Acquisition Corp.
Term Loan B, 9.34%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	7,406	7,214
Galaxy US Opco Inc.
Term Loan, 10.08%, (1 Month Term SOFR + 4.75%), 04/19/29 (a)	1,242	1,181
Gen Digital Inc.
2022 Term Loan B, 7.43%, (SOFR + 2.00%), 01/28/29 (a)	1,671	1,665
Go Daddy Operating Company, LLC
2021 Term Loan B4, 7.45%, (1 Month Term SOFR + 2.00%), 08/10/27 (a)	987	986
Helios Software Holdings, Inc.
2023 Term Loan B, 9.60%, (SOFR + 4.25%), 07/13/30 (a)	125	124
ION Trading Finance Limited
2021 USD Term Loan, 10.09%, (3 Month Term SOFR + 4.75%), 03/26/28 (a)	4,594	4,523
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, 10.63%, (SOFR + 5.00%), 05/04/28 (a)	6,272	4,649
Maravai Intermediate Holdings, LLC
2022 Term Loan B, 8.32%, (SOFR + 3.00%), 10/15/27 (a) (b)	326	317
McAfee, LLC
2022 USD Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/03/29 (a)	3,383	3,300
MKS Instruments, Inc.
2022 USD Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 04/08/29 (a)	990	988
MPH Acquisition Holdings LLC
2021 Term Loan B, 9.92%, (SOFR + 4.25%), 08/17/28 (a)	2,780	2,611
NCR Atleos LLC
Term Loan, 0.00%, (SOFR + 4.75%), 09/22/30 (a) (c)	505	486
NCR Corporation
2019 Term Loan, 7.95%, (1 Month Term SOFR + 2.50%), 04/12/25 (a)	749	747
Open Text Corporation
2023 Term Loan B, 8.18%, (1 Month Term SOFR + 2.75%), 01/31/30 (a)	6,132	6,129
Park Place Technologies, LLC
2020 Term Loan, 10.43%, (1 Month Term SOFR + 5.00%), 11/10/27 (a)	467	459
Peraton Corp.
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/22/28 (a)	9,213	9,184
Pitney Bowes Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 03/12/28 (a) (c)	2,545	2,440
Polaris Newco LLC
USD Term Loan B, 9.54%, (3 Month USD LIBOR + 4.00%), 06/03/28 (a)	5,130	4,905
Project Boost Purchaser, LLC
2019 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 05/22/26 (a) (c)	510	509
Proofpoint, Inc.
1st Lien Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 06/09/28 (a)	987	978
Quest Software US Holdings Inc.
2022 Term Loan, 9.77%, (SOFR + 4.25%), 01/19/29 (a)	6,325	5,253
Rackspace Technology Global, Inc.
2021 Term Loan B, 8.19%, (1 Month Term SOFR + 2.75%), 02/02/28 (a)	990	445
RealPage, Inc
1st Lien Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 02/18/28 (a)	3,798	3,751
Renaissance Holding Corp.
2018 1st Lien Term Loan, 9.99%, (SOFR + 4.75%), 05/21/25 (a)	674	668
2023 Refi Term Loan, 9.99%, (SOFR + 4.75%), 05/21/25 (a)	17	17
2023 Refi Term Loan, 9.99%, (1 Month Term SOFR + 4.75%), 05/21/25 (a)	154	153
Roper Industrial Products Investment Company LLC
USD Term Loan, 9.74%, (3 Month Term SOFR + 4.50%), 11/22/29 (a)	5,513	5,521
Sophia, L.P.
2021 Term Loan B, 9.04%, (3 Month USD LIBOR + 3.50%), 10/07/27 (a)	1,481	1,476
Sovos Compliance, LLC
2021 Term Loan, 9.95%, (1 Month Term SOFR + 4.50%), 08/11/28 (a)	497	489
SS&C Technologies Inc.
2018 Term Loan B5, 7.20%, (1 Month Term SOFR + 1.75%), 04/15/25 (a)	1,162	1,162
2022 Term Loan B6, 7.68%, (1 Month Term SOFR + 2.25%), 03/22/29 (a)	238	238
2022 Term Loan B7, 7.68%, (1 Month Term SOFR + 2.25%), 03/22/29 (a)	359	359
TTM Technologies, Inc.
2023 Term Loan B, 8.08%, (1 Month Term SOFR + 2.75%), 05/23/30 (a)	877	877
Uber Technologies, Inc.
2023 Term Loan B, 8.16%, (3 Month Term SOFR + 2.75%), 02/27/30 (a)	5,115	5,111
Ultimate Software Group Inc (The)
Term Loan B, 9.22%, (SOFR + 3.75%), 04/08/26 (a)	2,474	2,470
2021 Term Loan, 8.62%, (3 Month Term SOFR + 3.25%), 05/03/26 (a)	1,485	1,480

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
2023 Incremental Term Loan, 10.02%, (3 Month Term SOFR + 4.50%), 05/03/26 (a)	150	150
Verifone Systems, Inc.
2018 1st Lien Term Loan, 9.65%, (3 Month Term SOFR + 4.00%), 08/09/25 (a)	3,147	2,894
Veritas US Inc.
2021 USD Term Loan B, 10.45%, (1 Month Term SOFR + 5.00%), 09/01/25 (a)	806	696
Vertiv Group Corporation
2021 Term Loan B, 8.19%, (1 Month Term SOFR + 2.75%), 03/02/27 (a)	8,096	8,079
Virgin Pulse, Inc.
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.75%), 03/30/28 (a) (c)	5	5
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 03/30/28 (a)	523	522
VS Buyer, LLC
Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 02/19/27 (a)	458	455
Zayo Group Holdings, Inc.
USD Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 02/18/27 (a)	2,200	1,791
Zelis Healthcare Corporation
2021 Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 09/30/26 (a) (b)	459	459
		135,368
Consumer Discretionary 9.8%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 7.73%, (SOFR + 2.25%), 09/12/30 (a)	6,882	6,851
ABG Intermediate Holdings 2 LLC
2021 Term Loan B1, 8.93%, (SOFR + 3.50%), 12/08/28 (a)	7,412	7,395
2023 Delayed Draw Term Loan, 0.00%, 12/21/28 (a) (c)	163	163
2023 Term Loan B2, 9.43%, (1 Month Term SOFR + 4.00%), 12/21/28 (a)	852	852
2021 2nd Lien Term Loan, 11.43%, (SOFR + 6.00%), 12/10/29 (a)	1,000	1,006
ACProducts, Inc.
2021 Term Loan B, 9.75%, (3 Month Term SOFR + 4.25%), 05/17/28 (a)	1,202	988
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 06/30/28 (a) (c)	500	411
Adient US LLC
2021 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 04/30/28 (a)	5,133	5,127
Adtalem Global Education Inc.
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 02/11/28 (a)	534	533
American Trailer World Corp.
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/17/28 (a)	4,861	4,656
Apro, LLC
2021 Term Loan, 9.19%, (SOFR + 3.75%), 11/14/26 (a)	987	985
Aramark Services, Inc.
2023 Term Loan B6, 7.95%, (1 Month Term SOFR + 2.50%), 06/13/30 (a)	657	656
Autokiniton US Holdings, Inc.
2021 Term Loan B, 9.95%, (1 Month Term SOFR + 4.50%), 03/26/28 (a)	4,677	4,574
Avis Budget Car Rental, LLC
2022 Term Loan C, 8.93%, (1 Month Term SOFR + 3.50%), 03/15/29 (a)	249	248
BBB Industries LLC
2022 Term Loan, 10.68%, (1 Month Term SOFR + 5.25%), 06/30/29 (a)	4,661	4,387
Belron Finance US LLC
2023 Term Loan, 8.16%, (SOFR + 2.75%), 04/06/29 (a)	125	125
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 8.08%, (1 Month Term SOFR + 2.75%), 01/26/24 (a)	255	255
Bombardier Recreational Products, Inc.
2022 Incremental Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 12/08/29 (a)	551	551
Caesars Entertainment Corp
Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 01/25/30 (a)	10,372	10,367
Carnival Corporation
2023 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 08/01/27 (a)	2,720	2,710
2021 Incremental Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 10/08/28 (a)	5,434	5,400
Clarios Global LP
2023 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 04/20/30 (a)	3,711	3,699
Crocs, Inc.
2023 Term Loan B, 8.43%, (1 Month Term SOFR + 3.00%), 02/20/29 (a)	2,049	2,052
CWGS Group, LLC
2021 Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 05/25/28 (a)	921	864
2021 Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 05/25/28 (a)	67	63
EG Group Limited
2023 USD First Lien Incremental Tranche B TLB, 0.00%, (SOFR + 4.00%), 02/07/25 (a) (c)	345	345
2023 USD First Lien Incremental Tranche C TLB, 0.00%, (SOFR + 4.00%), 02/07/28 (a) (c)	730	697
Term B1, 0.00%, (SOFR + 5.50%), 02/29/28 (a) (c) (d)	400	385
First Brands Group, LLC
2022 Incremental Term Loan, 10.88%, (6 Month Term SOFR + 5.00%), 03/30/27 (a)	3,051	3,007
2021 2nd Lien Term Loan, 14.38%, (3 Month Term SOFR + 8.50%), 03/30/28 (a)	558	524
Flynn Restaurant Group LP
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 4.25%), 11/22/28 (a) (c)	270	269
Four Seasons Hotels Limited
2023 Term Loan B, 7.93%, (1 Month Term SOFR + 2.50%), 11/30/29 (a)	89	89
Fugue Finance B.V.
USD Term Loan, 9.92%, (3 Month Term SOFR + 4.50%), 01/25/28 (a)	324	324
Golden Entertainment, Inc.
2023 Term Loan B, 8.17%, (1 Month Term SOFR + 2.75%), 05/18/30 (a)	660	658
GVC Holdings (Gibraltar) Limited
2022 USD Term Loan B2, 8.44%, (6 Month Term SOFR + 3.50%), 10/18/29 (a)	5,392	5,380
Hanesbrands, Inc.
2023 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 02/14/30 (a)	3,294	3,221
Harbor Freight Tools USA, Inc.
2021 Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 10/19/27 (a)	2,890	2,865
Hilton Grand Vacations Borrower LLC
2021 Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 05/20/28 (a)	1,929	1,930
International Textile Group, Inc
2023 Last Out Term Loan, 11.89%, (3 Month Term SOFR + 6.50%), 09/30/27 (a) (d)	1,954	1,583
J&J Ventures Gaming, LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 04/07/28 (a) (c)	900	857
Term Loan, 9.54%, (3 Month USD LIBOR + 4.00%), 04/07/28 (a)	5,381	5,125
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 7.18%, (1 Month Term SOFR + 1.75%), 08/29/25 (a)	491	489
Mattress Firm Inc
2021 Term Loan B, 9.95%, (6 Month USD LIBOR + 4.25%), 09/21/28 (a)	741	734
Michaels Companies, Inc.
2021 Term Loan B, 0.00%, (3 Month Term SOFR + 4.25%), 04/08/28 (a) (c)	2,500	2,276
2021 Term Loan B, 9.75%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	948	863

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Pacific Bells, LLC
Term Loan B, 10.00%, (3 Month Term SOFR + 4.50%), 10/12/28 (a)	334	329
Pilot Travel Centers LLC
2021 Term Loan B, 7.43%, (1 Month Term SOFR + 2.00%), 07/29/28 (a)	987	986
Playa Resorts Holding B.V.
2022 Term Loan B, 9.58%, (1 Month Term SOFR + 4.25%), 11/22/28 (a)	379	378
Restoration Hardware, Inc.
Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 10/15/28 (a)	265	254
Solis IV BV
USD Term Loan B1, 8.89%, (3 Month Term SOFR + 3.50%), 02/09/29 (a)	7,962	7,741
Sotheby's
2021 Term Loan B, 10.07%, (SOFR + 4.50%), 01/15/27 (a)	320	312
Station Casinos LLC
2020 Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 01/30/27 (a)	987	984
Sweetwater Borrower, LLC
Term Loan B, 9.70%, (1 Month Term SOFR + 4.25%), 12/31/24 (a)	4,190	4,054
Tenneco, Inc.
2022 Term Loan B, 10.41%, (SOFR + 5.00%), 11/17/28 (a)	7	6
2022 Term Loan B, 10.48%, (SOFR + 5.00%), 11/17/28 (a)	2,393	2,026
Tory Burch LLC
Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 04/14/28 (a)	479	472
WH Borrower, LLC
2023 Incremental Term Loan, 0.00%, (SOFR + 5.50%), 02/15/27 (a) (c)	270	268
2023 Incremental Term Loan, 10.81%, (SOFR + 5.50%), 02/15/27 (a)	818	812
Whatabrands LLC
2021 Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 07/21/28 (a)	987	983
Wyndham Hotels & Resorts, Inc.
2023 Term Loan B, 7.68%, (1 Month Term SOFR + 2.25%), 05/19/30 (a)	454	454
		116,598
Materials 9.1%
Arsenal AIC Parent LLC
Term Loan, 9.88%, (3 Month Term SOFR + 4.50%), 07/27/30 (a)	4,812	4,798
Aruba Investments, Inc.
2020 USD Term Loan, 9.43%, (1 Month Term SOFR + 4.00%), 10/28/27 (a)	646	632
2022 USD Incremental Term Loan, 10.07%, (1 Month Term SOFR + 4.75%), 11/04/27 (a) (d)	342	336
Avient Corporation
Term Loan B7, 7.87%, (3 Month Term SOFR + 2.50%), 08/29/29 (a)	445	446
Axalta Coating Systems U.S. Holdings, Inc.
2023 USD Term Loan B4, 7.81%, (3 Month Term SOFR + 2.50%), 12/20/29 (a)	133	134
Berlin Packaging LLC
2021 Term Loan B5, 0.00%, (1 Month Term SOFR + 3.75%), 03/11/28 (a) (c)	930	919
2021 Term Loan B5, 9.19%, (1 Month Term SOFR + 3.75%), 03/11/28 (a)	218	216
2021 Term Loan B5, 9.29%, (3 Month USD LIBOR + 3.75%), 03/11/28 (a)	11	11
Charter NEX US, Inc.
2021 Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 12/01/27 (a)	548	542
Chemours Company (The)
2023 USD Term Loan B, 8.83%, (1 Month Term SOFR + 2.50%), 08/10/28 (a)	1,484	1,465
Cyanco Intermediate 2 Corp.
2023 Term Loan B, 10.08%, (1 Month Term SOFR + 4.75%), 06/29/28 (a)	150	150
Discovery Purchaser Corporation
Term Loan, 9.62%, (3 Month Term SOFR + 4.38%), 08/04/29 (a)	992	955
GEON Performance Solutions, LLC
2021 Term Loan, 10.04%, (3 Month USD LIBOR + 4.50%), 08/10/28 (a)	4,501	4,428
Hexion Holdings Corporation
2022 USD Term Loan, 10.03%, (SOFR + 4.50%), 03/02/29 (a)	990	939
INEOS Enterprises Holdings US Finco LLC
2023 USD 1st Lien Term Loan B, 9.27%, (3 Month Term SOFR + 3.75%), 06/23/30 (a)	1,700	1,694
INEOS Quattro Holdings UK Ltd
2023 USD Term Loan, 9.18%, (1 Month Term SOFR + 3.75%), 03/01/30 (a)	1,445	1,437
Ineos US Finance LLC
2022 USD Term Loan B, 8.95%, (1 Month Term SOFR + 3.75%), 11/02/27 (a)	5,970	5,939
2023 USD Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 02/09/30 (a)	973	964
IRIS Holdings Inc.
Term Loan, 10.22%, (3 Month Term SOFR + 4.75%), 06/15/28 (a)	4,440	4,125
Klockner-Pentaplast of America, Inc.
2021 Term Loan B, 10.48%, (6 Month Term SOFR + 4.72%), 02/04/26 (a)	7,490	7,190
Koppers Inc.
2023 Term Loan B, 9.40%, (SOFR + 4.00%), 03/10/30 (a)	156	156
2023 Term Loan B, 9.44%, (SOFR + 4.00%), 03/10/30 (a)	262	263
Lonza Group AG
USD Term Loan B, 9.27%, (3 Month Term SOFR + 3.92%), 04/29/28 (a)	9,300	8,217
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, 9.68%, (SOFR + 4.25%), 10/15/28 (a)	3,172	3,124
Natgasoline LLC
Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 10/31/25 (a)	484	482
New Arclin U.S. Holding Corp.
2021 Term Loan, 9.18%, (1 Month Term SOFR + 3.75%), 09/22/28 (a)	988	975
Nouryon Finance B.V.
2023 USD Term Loan B, 0.00%, (SOFR + 4.00%), 04/03/28 (a) (c)	335	330
2023 USD Term Loan B, 9.43%, (SOFR + 4.00%), 04/03/28 (a)	239	236
Olympus Water US Holding Corporation
2021 USD Term Loan B, 9.25%, (3 Month Term SOFR + 3.75%), 09/21/28 (a)	3,614	3,561
2022 Incremental Term Loan, 9.84%, (3 Month Term SOFR + 4.50%), 11/09/28 (a)	987	981
2023 Incremental Term Loan, 10.27%, (3 Month Term SOFR + 5.00%), 11/09/28 (a)	440	438
Packaging Coordinators Midco, Inc.
2020 1st Lien Term Loan, 9.00%, (3 Month Term SOFR + 3.50%), 11/30/27 (a)	987	982
Plaze, Inc.
2019 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 07/17/26 (a)	1,824	1,756
2020 Incremental Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 08/03/26 (a)	977	941
Polar US Borrower, LLC
2018 1st Lien Term Loan, 9.72%, (3 Month Term SOFR + 4.75%), 08/21/25 (a)	3,075	2,457
2018 1st Lien Term Loan, 10.15%, (3 Month Term SOFR + 4.75%), 08/21/25 (a)	2,628	2,099
Pretium PKG Holdings, Inc.
2021 1st Lien Term Loan, 9.44%, (1 Month Term SOFR + 4.00%), 09/22/28 (a)	841	508
2021 1st Lien Term Loan, 9.53%, (3 Month Term SOFR + 4.00%), 09/22/28 (a)	2,594	1,566
2021 2nd Lien Term Loan, 12.19%, (1 Month Term SOFR + 6.75%), 09/22/29 (a)	1,000	297
2021 2nd Lien Term Loan, 12.28%, (3 Month Term SOFR + 6.75%), 09/22/29 (a)	1,000	297
Proampac PG Borrower LLC
2020 Term Loan, 9.26%, (SOFR + 3.75%), 11/03/25 (a)	804	798

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
2020 Term Loan, 9.32%, (SOFR + 3.75%), 11/03/25 (a)	2,436	2,420
2020 Term Loan, 9.39%, (SOFR + 3.75%), 11/03/25 (a)	24	24
2020 Term Loan, 11.25%, (SOFR + 3.75%), 11/03/25 (a)	8	8
RelaDyne Inc.
2022 Term Loan B, 9.58%, (SOFR + 4.25%), 01/25/29 (a)	1,481	1,474
RLG Holdings, LLC
2021 Term Loan, 9.70%, (1 Month Term SOFR + 4.25%), 07/02/28 (a)	3,176	2,977
2021 2nd Lien Term Loan, 12.95%, (1 Month Term SOFR + 7.50%), 07/02/29 (a)	1,000	915
Spa Holdings 3 Oy
USD Term Loan B, 9.54%, (3 Month USD LIBOR + 4.00%), 03/18/28 (a)	299	290
Staples, Inc.
7 Year Term Loan, 10.63%, (3 Month USD LIBOR + 5.00%), 04/05/26 (a)	4,105	3,514
Starfruit Finco B.V
2023 Term Loan B, 9.35%, (SOFR + 4.00%), 03/02/28 (a)	2,658	2,622
Titan Acquisition Limited
2018 Term Loan B, 8.73%, (3 Month USD LIBOR + 3.00%), 03/16/25 (a)	3,610	3,577
TricorBraun Holdings, Inc.
2021 Term Loan, 0.00%, (1 Month Term SOFR + 3.25%), 01/29/28 (a) (c)	435	426
2021 Term Loan, 8.70%, (1 Month Term SOFR + 3.25%), 01/29/28 (a)	309	303
Trident TPI Holdings, Inc.
2021 Term Loan B3, 9.54%, (3 Month USD LIBOR + 4.00%), 07/22/26 (a)	2,145	2,135
2023 USD Term Loan, 9.74%, (3 Month Term SOFR + 4.50%), 09/15/28 (a)	2,119	2,112
Trinseo Materials Operating S.C.A.
2021 Term Loan B2, 7.95%, (1 Month Term SOFR + 2.50%), 05/03/28 (a)	4,163	3,484
Vantage Specialty Chemicals, Inc.
2023 Term Loan B, 10.08%, (1 Month Term SOFR + 4.75%), 10/26/26 (a)	3,358	3,280
W.R. Grace & Co.-Conn.
2021 Term Loan B, 9.31%, (3 Month USD LIBOR + 3.75%), 08/11/28 (a)	204	203
Wilsonart LLC
2021 Term Loan E, 8.71%, (3 Month USD LIBOR + 3.50%), 12/19/26 (a)	6,923	6,897
Windsor Holdings III, LLC
USD Term Loan B, 9.83%, (1 Month Term SOFR + 4.50%), 06/21/30 (a)	4,948	4,923
		109,368
Financials 5.7%
Acrisure, LLC
2020 Term Loan B, 8.95%, (1 Month USD LIBOR + 3.50%), 01/30/27 (a)	4,985	4,909
2021 Incremental Term Loan B, 9.20%, (1 Month USD LIBOR + 3.75%), 02/15/27 (a)	490	482
2021 First Lien Term Loan B, 9.70%, (1 Month USD LIBOR + 4.25%), 02/15/27 (a)	1,908	1,899
2022 Incremental Term Loan, 11.12%, (SOFR + 5.75%), 02/15/27 (a)	1,021	1,024
Alliant Holdings Intermediate, LLC
2021 Term Loan B4, 8.93%, (1 Month USD LIBOR + 3.50%), 11/06/27 (a)	1,234	1,231
AmWINS Group, Inc.
2021 Term Loan B, 7.70%, (1 Month Term SOFR + 2.25%), 02/16/28 (a)	818	812
2023 Incremental Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 02/19/28 (a)	174	173
Aretec Group, Inc.
2018 Term Loan, 9.68%, (1 Month Term SOFR + 4.25%), 08/15/25 (a)	2,375	2,373
2023 Incremental Term Loan, 9.92%, (1 Month Term SOFR + 4.50%), 03/08/30 (a)	130	129
AssuredPartners, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 02/13/27 (a) (c)	340	340
2022 Term Loan B4, 9.58%, (1 Month Term SOFR + 4.25%), 02/13/27 (a)	322	322
Asurion LLC
2020 Term Loan B8, 8.79%, (3 Month USD LIBOR + 3.25%), 12/31/23 (a)	4,509	4,408
2021 2nd Lien Term Loan B3, 10.70%, (1 Month Term SOFR + 5.25%), 02/05/28 (a)	3,870	3,475
2023 Term Loan B11, 9.68%, (1 Month Term SOFR + 4.25%), 08/19/28 (a)	1,453	1,410
2021 Second Lien Term Loan B4, 10.70%, (1 Month Term SOFR + 5.25%), 01/15/29 (a)	4,500	3,980
Broadstreet Partners, Inc.
2023 Term Loan B3, 9.33%, (1 Month Term SOFR + 4.00%), 01/26/29 (a)	459	458
Chamberlain Group Inc
Term Loan B, 8.68%, (1 Month Term SOFR + 3.25%), 10/22/28 (a)	3,930	3,866
Charlotte Buyer, Inc.
1st Lien Term Loan, 10.58%, (1 Month Term SOFR + 5.25%), 02/03/28 (a)	5,433	5,371
Charter Communications Operating, LLC
2019 Term Loan B2, 0.00%, (SOFR + 3.25%), 09/13/30 (a) (c)	110	110
Citadel Securities LP
2023 Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 07/26/30 (a)	2,830	2,821
HUB International Limited
2022 Term Loan B, 9.37%, (3 Month Term SOFR + 4.00%), 10/31/29 (a)	1,361	1,363
2023 Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 06/08/30 (a)	4,542	4,549
Hudson River Trading LLC
2021 Term Loan, 8.63%, (SOFR + 3.00%), 03/17/28 (a)	4,932	4,896
Jane Street Group, LLC
2021 Term Loan, 8.20%, (1 Month Term SOFR + 2.75%), 01/21/28 (a)	5,949	5,927
Jones DesLauriers Insurance Management Inc.
2023 Term Loan B, 9.62%, (3 Month Term SOFR + 4.25%), 03/16/30 (a)	295	296
PECF USS Intermediate Holding III Corporation
Term Loan B, 9.70%, (1 Month Term SOFR + 4.25%), 11/04/28 (a)	10	8
Term Loan B, 9.88%, (1 Month Term SOFR + 4.25%), 11/04/28 (a)	4,059	3,242
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 0.00%, (1 Month Term SOFR + 3.75%), 02/16/28 (a) (c)	50	50
2023 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 02/16/28 (a)	4,932	4,919
Trans Union, LLC
2019 Term Loan B5, 7.18%, (1 Month Term SOFR + 1.75%), 11/13/26 (a)	985	984
USI, Inc.
2022 Incremental Term Loan, 8.99%, (3 Month Term SOFR + 3.75%), 11/16/29 (a)	987	986
VFH Parent LLC
2022 Term Loan B, 8.42%, (SOFR + 3.00%), 01/07/29 (a)	990	981
Walker & Dunlop, Inc.
2023 Incremental Term Loan B, 8.43%, (1 Month Term SOFR + 3.00%), 12/14/28 (a)	259	259
		68,053
Health Care 5.6%
Accelerated Health Systems, LLC
2022 Term Loan B, 9.64%, (3 Month Term SOFR + 4.25%), 02/01/29 (a)	8,485	7,075
AHP Health Partners, Inc.
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 08/23/28 (a)	393	393
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 9.09%, (6 Month USD LIBOR + 3.75%), 07/23/25 (a)	8	8
2019 USD Term Loan B2, 9.12%, (3 Month USD LIBOR + 3.75%), 07/23/25 (a)	3,074	2,992
Avantor Funding, Inc.
2021 Term Loan B5, 7.68%, (1 Month Term SOFR + 2.25%), 11/08/27 (a)	333	332

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Azurity Pharmaceuticals, Inc.
2021 Term Loan B, 11.45%, (1 Month Term SOFR + 6.00%), 09/28/27 (a)	2,951	2,833
CNT Holdings I Corp
2020 Term Loan, 8.80%, (3 Month Term SOFR + 3.50%), 10/16/27 (a)	987	983
Embecta Corp
Term Loan B, 8.34%, (6 Month Term SOFR + 3.00%), 01/27/29 (a)	471	461
Global Medical Response, Inc.
2017 Incremental Term Loan, 9.88%, (SOFR + 4.25%), 09/26/24 (a)	3,428	2,380
2020 Term Loan B, 9.78%, (3 Month Term SOFR + 4.25%), 09/24/25 (a)	3,947	2,736
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 7.43%, (1 Month Term SOFR + 2.00%), 11/15/27 (a)	2,000	1,965
Help At Home, Inc.
2023-1 Incremental Term Loan, 10.44%, (1 Month Term SOFR + 5.00%), 10/29/27 (a)	139	137
Insulet Corporation
Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 04/29/28 (a)	904	902
Jazz Financing Lux S.a.r.l.
USD Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 04/22/28 (a)	5,265	5,260
Knight Health Holdings LLC
Term Loan B, 10.70%, (1 Month Term SOFR + 5.25%), 12/15/28 (a)	6,978	1,628
MED ParentCo LP
1st Lien Term Loan, 9.70%, (1 Month Term SOFR + 4.25%), 08/01/26 (a)	987	941
Medline Borrower, LP
USD Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 09/30/28 (a) (c)	440	439
USD Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 09/30/28 (a)	9,424	9,393
Organon & Co
USD Term Loan, 8.44%, (1 Month Term SOFR + 3.00%), 04/07/28 (a)	500	499
Owens & Minor, Inc.
2022 Term Loan B, 8.71%, (6 Month Term SOFR + 3.75%), 03/23/29 (a)	1,373	1,367
2022 Term Loan B, 9.18%, (SOFR + 3.75%), 03/23/29 (a)	2,262	2,252
Padagis LLC
Term Loan B, 10.28%, (3 Month Term SOFR + 4.75%), 06/30/28 (a)	4,000	3,877
Phoenix Guarantor Inc
2021 Term Loan B3, 8.95%, (1 Month Term SOFR + 3.50%), 03/05/26 (a)	4,289	4,266
Radiology Partners Inc
2018 1st Lien Term Loan B, 10.18%, (1 Month Term SOFR + 4.25%), 06/28/25 (a)	6,291	4,714
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 9.12%, (SOFR + 3.75%), 11/09/25 (a)	1,876	1,869
Surgery Center Holdings, Inc.
2021 Term Loan, 9.19%, (1 Month Term SOFR + 3.75%), 08/31/26 (a)	1,798	1,799
U.S. Anesthesia Partners, Inc.
2021 Term Loan, 9.69%, (1 Month Term SOFR + 4.25%), 09/22/28 (a)	128	117
United FP Holdings, LLC
2019 1st Lien Term Loan, 9.63%, (SOFR + 4.00%), 12/30/26 (a)	987	800
Upstream Rehabilition, Inc.
2021 Term Loan, 9.75%, (SOFR + 4.25%), 11/20/26 (a)	831	795
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 10.95%, (1 Month Term SOFR + 5.50%), 09/25/25 (a)	11	9
2018 1st Lien Term Loan, 11.18%, (3 Month Term SOFR + 5.50%), 09/25/25 (a)	4,294	3,450
		66,672
Consumer Staples 4.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 9.20%, (1 Month Term SOFR + 3.75%), 09/19/25 (a)	1,974	1,895
2021 Incremental Term Loan, 10.20%, (1 Month Term SOFR + 4.75%), 10/01/25 (a)	1,940	1,862
Anastasia Parent, LLC
2018 Term Loan B, 9.25%, (3 Month USD LIBOR + 3.75%), 08/03/25 (a)	990	703
BCPE North Star US HoldCo 2, Inc.
Term Loan, 9.50%, (3 Month USD LIBOR + 4.00%), 06/09/28 (a)	4,434	3,947
BW Gas & Convenience Holdings, LLC
2021 Term Loan B, 8.95%, (1 Month USD LIBOR + 3.50%), 03/17/28 (a)	499	492
Cardenas Markets, Inc.
2022 Term Loan, 12.09%, (3 Month Term SOFR + 6.75%), 07/20/29 (a)	638	638
Chobani, LLC
2020 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 10/20/27 (a)	987	986
Del Monte Foods, Inc.
2022 Term Loan, 9.67%, (1 Month Term SOFR + 4.25%), 02/15/29 (a)	992	964
Eagle Parent Corp.
2022 Term Loan B, 9.49%, (3 Month Term SOFR + 4.25%), 03/17/29 (a)	248	241
H Food Holdings LLC
2018 Term Loan B, 9.27%, (3 Month USD LIBOR + 3.69%), 05/17/25 (a)	14	12
Naked Juice LLC
Term Loan, 8.59%, (SOFR + 3.25%), 01/20/29 (a) (b)	3,459	3,278
2nd Lien Term Loan, 11.34%, (SOFR + 6.00%), 01/25/30 (a)	5,023	4,054
Olaplex, Inc
2022 Term Loan, 8.93%, (SOFR + 3.50%), 02/17/29 (a)	3,964	3,305
Primary Products Finance LLC
Term Loan, 9.40%, (SOFR + 4.00%), 10/25/28 (a)	5,955	5,928
Shearer's Foods, Inc.
2021 Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 09/15/27 (a)	4,693	4,682
Sigma Bidco B.V.
2018 USD Term Loan B2, 8.21%, (SOFR + 3.00%), 03/07/25 (a)	115	114
Sunshine Investments B.V.
2022 USD Term Loan, 9.61%, (3 Month Term SOFR + 4.25%), 05/05/29 (a)	5,603	5,589
Triton Water Holdings, Inc
Term Loan, 8.75%, (3 Month Term SOFR + 3.25%), 03/16/28 (a)	7,644	7,440
Upfield B.V.
2023 USD Term Loan B7, 0.00%, (SOFR + 5.00%), 01/31/28 (a) (c)	215	209
2023 USD Term Loan B7, 10.05%, (SOFR + 5.00%), 01/31/28 (a)	4,361	4,241
WOOF Holdings, Inc
1st Lien Term Loan, 9.40%, (3 Month Term SOFR + 3.75%), 12/16/27 (a)	990	781
Zep Inc.
2017 1st Lien Term Loan, 9.54%, (3 Month USD LIBOR + 4.00%), 08/11/24 (a)	2,445	2,286
		53,647
Energy 2.5%
AL NGPL Holdings, LLC
Term Loan B, 9.29%, (SOFR + 3.75%), 04/16/28 (a)	2,741	2,743
BCP Renaissance Parent LLC
2022 Term Loan B3, 8.90%, (3 Month Term SOFR + 3.50%), 10/31/26 (a) (b)	1,484	1,480
2023 Term Loan B, 8.74%, (SOFR + 3.50%), 09/21/30 (a)	5,951	5,936
Delek US Holdings, Inc.
2022 Term Loan B, 8.93%, (1 Month Term SOFR + 3.50%), 11/10/29 (a)	710	704

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Freeport LNG Investments, LLLP
Term Loan B, 0.00%, (SOFR + 3.50%), 11/17/28 (a) (c)	800	792
Term Loan B, 9.09%, (3 Month Term SOFR + 3.50%), 11/17/28 (a)	3,499	3,463
GIP II Blue Holding, L.P
Term Loan B, 0.00%, (1 Month Term SOFR + 4.50%), 09/22/28 (a) (c)	1,000	1,001
ITT Holdings LLC
2021 Term Loan, 8.20%, (1 Month Term SOFR + 2.75%), 07/30/28 (a)	4,340	4,328
Medallion Midland Acquisition, LLC
2021 Term Loan, 9.25%, (3 Month Term SOFR + 3.75%), 10/18/28 (a)	2,666	2,666
Par Petroleum, LLC
2023 Term Loan B, 9.77%, (3 Month Term SOFR + 4.25%), 02/14/30 (a)	340	339
Traverse Midstream Partners LLC
2017 Term Loan, 9.22%, (3 Month Term SOFR + 3.75%), 09/22/24 (a)	5,935	5,919
		29,371
Utilities 1.1%
Breakwater Energy Parent S.a.r.l.
Term Loan, 11.00%, (3 Month USD LIBOR + 11.00%), 09/01/26 (a) (d)	530	503
Generation Bridge Northeast, LLC
Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 08/03/29 (a)	320	320
Pacific Gas And Electric Company
2020 Term Loan B1, 8.45%, (1 Month Term SOFR + 3.00%), 06/18/25 (a)	8,453	8,447
Talen Energy Supply, LLC
2023 Term Loan B, 9.88%, (3 Month Term SOFR + 4.50%), 05/27/30 (a)	2,243	2,250
2023 Term Loan C, 9.88%, (3 Month Term SOFR + 4.50%), 05/27/30 (a)	1,339	1,343
		12,863
Real Estate 0.2%
Brand Industrial Services Inc
2023 Term Loan B, 10.87%, (3 Month Term SOFR + 5.50%), 07/25/30 (a)	1,575	1,532
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 8.07%, (1 Month Term SOFR + 2.75%), 08/15/25 (a)	52	51
2023 Term Loan, 8.68%, (1 Month Term SOFR + 3.25%), 01/31/30 (a)	526	517
2023 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 01/31/30 (a)	210	208
Greystar Real Estate Partners, LLC
Term Loan, 9.15%, (3 Month Term SOFR + 3.75%), 08/07/30 (a)	270	269
		2,577
Total Senior Floating Rate Instruments (cost $1,098,033)		1,063,270
CORPORATE BONDS AND NOTES 5.6%
Financials 1.2%
Acrisure, LLC
7.00%, 11/15/25 (g)	2,125	2,057
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (g)	365	352
Bank of America Corporation
6.25%, (100, 09/05/24) (h)	640	633
Deutsche Bank Aktiengesellschaft
3.74%, 01/07/33 (i)	2,495	1,793
Icahn Enterprises L.P.
5.25%, 05/15/27	2,820	2,480
JPMorgan Chase & Co.
6.75%, (100, 02/01/24) (h)	75	75
OneMain Finance Corporation
3.50%, 01/15/27	2,955	2,530
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (g)	3,000	2,425
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (g)	2,348	1,814
		14,159
Consumer Discretionary 1.0%
Caesars Entertainment, Inc.
7.00%, 02/15/30 (g)	165	160
Carnival Corporation
5.75%, 03/01/27 (g)	2,815	2,546
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (g)	1,325	1,132
Macys Retail Holdings
5.88%, 03/15/30 (g)	2,650	2,246
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (g)	1,350	1,116
Ontario Gaming GTA Limited Partnership
8.00%, 08/01/30 (g)	15	15
PM General Purchaser LLC
9.50%, 10/01/28 (g)	2,309	2,145
Rivian Holdings LLC
11.31%, (6 Month USD LIBOR + 6.00%), 10/15/26 (a) (g)	1,670	1,679
Univision Communications Inc.
6.63%, 06/01/27 (g)	260	242
8.00%, 08/15/28 (g)	170	164
		11,445
Energy 0.9%
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (g)	2,240	2,190
Baytex Energy Corp.
8.50%, 04/30/30 (g)	2,295	2,317
Callon Petroleum Company
7.50%, 06/15/30 (g)	1,880	1,823
Citgo Petroleum Corporation
7.00%, 06/15/25 (g)	120	118
6.38%, 06/15/26 (g)	45	44
8.38%, 01/15/29 (g)	400	400
Energy Transfer LP
9.65%, (3 Month Term SOFR + 4.29%), (100, 10/27/23) (a) (h)	1,010	944
Hilcorp Energy I, L.P.
5.75%, 02/01/29 (g)	2,885	2,610
New Fortress Energy Inc.
6.75%, 09/15/25 (g)	282	269
6.50%, 09/30/26 (g)	729	671
		11,386
Communication Services 0.7%
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (g)	1,614	1,289
Dish Network Corporation
11.75%, 11/15/27 (g)	420	421
Iliad Holding
7.00%, 10/15/28 (g)	2,936	2,670
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (g)	2,064	1,895
Liberty Media Corporation
8.25%, 02/01/30	1,745	552
Telesat Canada
6.50%, 10/15/27 (g)	2,102	1,089
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (g)	1,132	886
		8,802
Health Care 0.6%
DaVita Inc.
3.75%, 02/15/31 (g)	3,250	2,473
Organon & Co.
5.13%, 04/30/31 (g)	2,675	2,145
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	1,743	1,771
8.13%, 09/15/31	627	647
		7,036
Industrials 0.5%
American Airlines, Inc.
7.25%, 02/15/28 (g)	2,300	2,199
Brand Industrial Services, Inc.
10.38%, 08/01/30 (g)	125	125

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (g)	2,577	2,534
United Airlines Pass Through Certificates, Series 2015-1
4.38%, 04/15/26 (g)	621	575
4.63%, 04/15/29 (g)	856	736
		6,169
Information Technology 0.5%
AMS-Osram AG
7.00%, 07/31/25 (g)	1,981	1,956
Central Parent Inc.
8.00%, 06/15/29 (g)	115	115
Cloud Software Group, Inc.
9.00%, 09/30/29 (g)	205	179
NCR Corporation
5.13%, 04/15/29 (g)	2,650	2,337
Seagate HDD Cayman
8.25%, 12/15/29 (g)	360	369
8.50%, 07/15/31 (g)	495	507
		5,463
Materials 0.1%
Arsenal AIC Parent LLC
8.00%, 10/01/30 (g)	20	20
First Quantum Minerals Ltd
8.63%, 06/01/31 (g)	1,825	1,816
		1,836
Consumer Staples 0.1%
Sigma Holdco B.V.
7.88%, 05/15/26 (g)	1,062	889
Real Estate 0.0%
MPT Operating Partnership, L.P.
5.00%, 10/15/27	270	209
Total Corporate Bonds And Notes (cost $71,353)		67,394
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	112	178
iHeartMedia, Inc. - Class A (e)	48	151
		329
Consumer Discretionary 0.0%
Constellis Holdings, Inc. (d) (e)	21	5
Elevate Textiles Inc (e)	62	210
		215
Energy 0.0%
Vantage Drilling International (e)	—	13
Health Care 0.0%
Inotiv, Inc. (e)	3	10
Financials 0.0%
AFGlobal Corporation (d) (j)	39	—
Freedom Group Inc. (d) (e)	57	—
Total Common Stocks (cost $7,797)		567
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (d) (e) (k)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.0%
Investment Companies 5.0%
JNL Government Money Market Fund - Class I, 5.16% (l) (m)	60,279	60,279
Total Short Term Investments (cost $60,279)		60,279
Total Investments 99.7% (cost $1,237,462)		1,191,510
Other Assets and Liabilities, Net 0.3%		3,935
Total Net Assets 100.0%		1,195,445

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(c) This senior floating rate interest will settle after September 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Non-income producing security.

(f) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $55,760 and 4.7% of the Fund.

(h) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(i) Convertible security.

(j) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(k) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/PPM America Floating Rate Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	99,489	361,439	400,649	1,997	—	—	60,279	5.0

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Floating Rate Instruments	—	1,057,025	6,245	1,063,270
Corporate Bonds And Notes	—	67,394	—	67,394
Common Stocks	562	—	5	567
Other Equity Interests	—	—	—	—
Short Term Investments	60,279	—	—	60,279
	60,841	1,124,419	6,250	1,191,510

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 89.2%
Energy 15.8%
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	2,902	2,766
5.38%, 06/15/29 (a)	2,422	2,219
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	10,161	9,935
Baytex Energy Corp.
8.50%, 04/30/30 (a)	6,963	7,030
Bip-V Chinook
5.50%, 06/15/31 (a)	12,695	11,249
Blue Racer Midstream, LLC
7.63%, 12/15/25 (a)	2,705	2,714
6.63%, 07/15/26 (a)	1,772	1,733
Buckeye Partners, L.P.
5.85%, 11/15/43	2,681	1,955
5.60%, 10/15/44	1,477	1,051
Callon Petroleum Company
6.38%, 07/01/26	7,432	7,290
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	5,545	4,420
5.95%, 06/30/33 (a)	1,700	1,637
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	10,700	10,542
8.38%, 01/15/29 (a)	4,351	4,346
Civitas Resources, Inc.
8.75%, 07/01/31 (a)	4,617	4,726
Enerflex Ltd.
9.00%, 10/15/27 (a)	6,760	6,677
Energean Israel Finance Ltd
4.88%, 03/30/26 (b)	11,031	10,245
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	1,017	937
6.75%, (100, 05/15/25) (c)	6,163	5,699
EQM Midstream Partners, LP
4.13%, 12/01/26	4,823	4,462
7.50%, 06/01/27 (a)	2,337	2,329
4.50%, 01/15/29 (a)	4,644	4,135
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	9,208	8,503
5.75%, 02/01/29 (a)	1,909	1,727
6.00%, 04/15/30 (a)	2,179	1,961
Husky Energy Inc.
13.00%, 02/15/25 (a) (d)	10,219	10,135
ITT Holdings LLC
6.50%, 08/01/29 (a)	7,756	6,631
Kinetik Holdings LP
5.88%, 06/15/30 (a)	6,030	5,651
Nabors Industries Ltd.
7.50%, 01/15/28 (a)	1,486	1,372
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	5,557	5,390
Noble Finance II LLC
8.00%, 04/15/30 (a)	1,164	1,178
NuStar Logistics, L.P.
6.00%, 06/01/26	2,296	2,231
Occidental Petroleum Corporation
6.95%, 07/01/24	3,166	3,181
8.88%, 07/15/30	2,690	3,017
6.45%, 09/15/36	1,000	988
7.95%, 06/15/39	1,858	2,023
Oceaneering International, Inc.
6.00%, 02/01/28 (a)	2,935	2,762
Ovintiv Canada ULC
5.65%, 05/15/28	3,194	3,123
6.25%, 07/15/33	1,919	1,856
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	3,388	3,342
Shelf Drilling Management Services DMCC
8.88%, 11/15/24 (a)	5,117	5,112
9.63%, 04/15/29 (a)	4,630	4,583
Southwestern Energy Company
8.38%, 09/15/28	3,143	3,246
5.38%, 03/15/30	5,000	4,562
4.75%, 02/01/32	3,624	3,109
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	984	984
Transocean Inc
8.00%, 02/01/27 (a)	4,055	3,904
8.75%, 02/15/30 (a)	1,467	1,499
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	5,336	5,427
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	2,873	2,777
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	3,483	3,449
8.38%, 06/01/31 (a)	3,483	3,434
		215,254
Financials 15.2%
Acrisure, LLC
7.00%, 11/15/25 (a)	8,127	7,868
AG TTMT Escrow Issuer LLC
8.63%, 09/30/27 (a)	1,535	1,546
Avolon Holdings Funding Limited
2.88%, 02/15/25 (a)	345	326
Banco Santander, S.A.
6.92%, 08/08/33	3,200	3,058
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	3,876	3,892
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	9,326	8,839
Corebridge Financial, Inc.
6.88%, 12/15/52	3,720	3,583
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	2,892	2,911
4.88%, 12/01/32	10,695	9,127
EG Global Finance PLC
6.75%, 02/07/25 (a)	8,598	8,417
Ford Motor Credit Company LLC
4.06%, 11/01/24	2,333	2,258
5.13%, 06/16/25	2,122	2,054
6.95%, 06/10/26	2,888	2,884
4.27%, 01/09/27	8,894	8,221
4.95%, 05/28/27	650	610
4.13%, 08/17/27	1,930	1,758
3.82%, 11/02/27	1,023	911
7.35%, 11/04/27	1,646	1,679
6.80%, 05/12/28 (e)	3,391	3,386
2.90%, 02/10/29	8,118	6,667
Freedom Mortgage Corporation
12.00%, 10/01/28 (a)	1,255	1,274
12.25%, 10/01/30 (a)	4,482	4,556
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (a)	2,454	2,457
HUB International Limited
7.00%, 05/01/26 (a)	3,860	3,851
Icahn Enterprises L.P.
6.25%, 05/15/26	10,984	10,210
5.25%, 05/15/27	4,778	4,203
4.38%, 02/01/29	4,328	3,469
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (d)	1,263	1,048
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (a)	4,258	4,263
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	4,653	4,494
Morgan Stanley
5.25%, 04/21/34	4,640	4,308
Navient Corporation
6.13%, 03/25/24	5,433	5,405
NFP Corp.
7.50%, 10/01/30 (a)	2,074	1,989
OneMain Finance Corporation
6.13%, 03/15/24	790	787
6.88%, 03/15/25	2,945	2,920
7.13%, 03/15/26	1,677	1,640
3.50%, 01/15/27	8,076	6,916

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
3.88%, 09/15/28	2,710	2,177
5.38%, 11/15/29	2,550	2,135
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (e)	5,718	5,746
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	7,511	7,146
5.75%, 09/15/31 (a)	9,451	7,714
PRA Group, Inc.
8.38%, 02/01/28 (a)	7,677	7,008
Stena International S.A R.L.
6.13%, 02/01/25 (a)	7,457	7,370
The PNC Financial Services Group, Inc.
6.25%, (100, 03/15/30) (c)	4,755	4,081
The Toronto-Dominion Bank
8.13%, 10/31/82 (f)	3,217	3,207
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	3,086	3,036
UBS Group AG
4.88%, (100, 02/12/27) (a) (c)	5,602	4,675
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a) (e)	2,385	2,054
6.38%, 02/01/30 (a)	5,129	3,963
VMED O2 UK Financing I PLC
4.25%, 01/31/31 (a)	2,475	1,971
Washington Mutual Bank, FA
0.00%, 06/15/11 (g) (h)	1,500	—
		206,068
Communication Services 13.2%
Altice Financing S.A.
5.75%, 08/15/29 (a)	8,472	6,946
Altice France
10.50%, 05/15/27 (a)	2,555	1,595
6.00%, 02/15/28 (a)	1,217	601
Altice France Holding S.A.
5.50%, 10/15/29 (a)	4,158	2,993
AMC Entertainment Holdings, Inc.
7.50%, 02/15/29 (a) (e)	5,429	3,772
CCO Holdings, LLC
5.13%, 05/01/27 (a)	1,493	1,391
5.38%, 06/01/29 (a)	19,166	17,198
4.25%, 02/01/31 - 01/15/34 (a)	8,757	6,743
7.38%, 03/01/31 (a)	1,414	1,366
4.75%, 02/01/32 (a)	3,273	2,619
4.50%, 05/01/32	2,702	2,121
Clear Channel International B.V.
6.63%, 08/01/25 (a)	1,289	1,276
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a) (e)	1,423	1,136
7.50%, 06/01/29 (a) (e)	4,762	3,645
Connect Finco SARL
6.75%, 10/01/26 (a)	4,710	4,401
CSC Holdings, LLC
5.25%, 06/01/24	7,700	7,323
5.38%, 02/01/28 (a)	1,959	1,598
5.75%, 01/15/30 (a)	11,433	6,402
4.13%, 12/01/30 (a)	1,460	1,033
Diamond Sports Group, LLC
0.00%, 08/15/26 (a) (g) (h)	2,349	56
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	12,859	11,374
DISH DBS Corporation
7.75%, 07/01/26	8,606	6,447
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	5,180	4,917
8.63%, 03/15/31 (a)	2,570	2,412
Frontier Communications Parent, Inc.
5.00%, 05/01/28 (a)	3,082	2,634
Gray Television, Inc.
4.75%, 10/15/30 (a)	1,580	1,046
5.38%, 11/15/31 (a)	4,750	3,100
Hughes Satellite Systems Corporation
6.63%, 08/01/26 (e)	2,719	2,324
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,111
8.38%, 05/01/27 (e)	1,951	1,399
5.25%, 08/15/27 (a)	4,571	3,625
Iliad Holding
7.00%, 10/15/28 (a)	7,326	6,662
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (a)	4,815	4,275
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	4,239	3,892
Liberty Media Corporation
8.25%, 02/01/30	6,661	2,108
Sirius XM Radio Inc.
4.13%, 07/01/30 (a)	4,209	3,370
3.88%, 09/01/31 (a)	7,126	5,397
Sprint Capital Corporation
6.88%, 11/15/28	1,622	1,675
Sprint Corporation
7.13%, 06/15/24	6,750	6,792
Stagwell Inc.
5.63%, 08/15/29 (a)	5,301	4,283
Telecom Italia SPA
5.30%, 05/30/24 (a)	308	303
Telesat Canada
5.63%, 12/06/26 (a)	5,387	3,716
6.50%, 10/15/27 (a)	6,349	3,291
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	3,880	3,037
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (a)	5,736	4,738
VMED O2 UK Financing I PLC
4.75%, 07/15/31 (a)	13,203	10,686
		178,829
Consumer Discretionary 13.1%
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	3,393	3,289
Bath & Body Works, Inc.
6.88%, 11/01/35	2,309	2,060
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	3,550	3,452
Carnival Corporation
5.75%, 03/01/27 (a)	16,867	15,257
4.00%, 08/01/28 (a)	11,441	9,903
7.00%, 08/15/29 (a)	1,282	1,265
CDI Escrow Issuer Inc
5.75%, 04/01/30 (a)	4,068	3,676
Clarios Global LP
8.50%, 05/15/27 (a)	6,256	6,229
Dana Incorporated
5.38%, 11/15/27	1,146	1,064
5.63%, 06/15/28 (e)	1,977	1,809
4.25%, 09/01/30	362	290
4.50%, 02/15/32	6,920	5,366
EG Global Finance PLC
8.50%, 10/30/25 (a)	5,255	5,188
Ford Motor Company
6.63%, 10/01/28	2,051	2,060
9.63%, 04/22/30	2,174	2,486
5.29%, 12/08/46	1,388	1,055
Hawaiian Brand Intellectual Property, Ltd.
5.75%, 01/20/26 (a)	4,900	4,410
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/29 (a)	1,714	1,489
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	4,445	3,940
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	3,835	3,848
5.50%, 07/15/29 (a)	5,230	4,470
Light and Wonder International, Inc.
7.00%, 05/15/28 (a)	25	25
LKQ Corporation
6.25%, 06/15/33 (a)	1,852	1,791
Macys Retail Holdings
5.88%, 03/15/30 (a) (e)	3,918	3,321
6.13%, 03/15/32 (a)	5,762	4,757

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Magic Mergeco, Inc.
5.25%, 05/01/28 (a)	3,685	2,943
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	8,154	6,744
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 (a)	8,150	6,830
MCE Finance Limited
5.38%, 12/04/29 (a)	15,651	12,889
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	2,228	2,211
Odeon Finco PLC
12.75%, 11/01/27 (a) (e)	3,286	3,267
PetSmart, Inc.
7.75%, 02/15/29 (a)	5,767	5,376
PM General Purchaser LLC
9.50%, 10/01/28 (a)	6,917	6,425
QVC, Inc.
4.38%, 09/01/28	2,605	1,366
5.45%, 08/15/34	4,211	1,870
Resorts World Las Vegas LLC
8.45%, 07/27/30 (a)	4,296	4,141
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (a)	3,596	3,564
Sands China Ltd
3.10%, 03/08/29 (i) (j)	4,570	3,786
3.50%, 08/08/31 (i) (j)	4,180	3,301
SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	1,393	1,324
Staples, Inc.
7.50%, 04/15/26 (a)	5,633	4,634
Tenneco Inc.
8.00%, 11/17/28 (a)	5,475	4,453
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	2,405	2,131
10.50%, 05/15/29 (a)	4,650	3,895
Travel + Leisure Co.
4.50%, 12/01/29 (a)	3,236	2,721
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	2,289	2,203
		178,574
Industrials 9.7%
Air Canada
3.88%, 08/15/26 (a)	3,835	3,482
American Airlines, Inc.
7.25%, 02/15/28 (a)	7,898	7,552
Ardagh Packaging Finance Public Limited Company
4.13%, 08/15/26 (a)	7,375	6,738
Bombardier Inc.
7.50%, 03/15/25 (a)	721	718
7.13%, 06/15/26 (a)	5,098	4,940
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	6,909	5,667
Cimpress NV
7.00%, 06/15/26	9,455	8,852
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,296	3,333
Fortress Transportation And Infrastructure Investors LLC
6.50%, 10/01/25 (a)	10,808	10,628
9.75%, 08/01/27 (a)	1,000	1,033
Graham Packaging Company Europe LLC
7.13%, 08/15/28 (a)	4,798	4,037
Imola Merger Corporation
4.75%, 05/15/29 (a)	5,322	4,658
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	11,229	9,810
Labl, Inc.
9.50%, 11/01/28 (a)	2,038	2,093
Masonite International Corporation
5.38%, 02/01/28 (a)	1,308	1,217
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31 (a)	2,303	2,253
Pitney Bowes Inc.
6.88%, 03/15/27 (a) (e)	5,768	4,574
Rand Parent LLC
8.50%, 02/15/30 (a) (e)	3,636	3,363
Regal Rexnord Corporation
6.05%, 04/15/28 (a) (j)	3,540	3,444
Rolls-Royce PLC
5.75%, 10/15/27 (a)	4,589	4,422
Sensata Technologies B.V.
4.00%, 04/15/29 (a)	3,680	3,175
Summit Materials, LLC
5.25%, 01/15/29 (a)	3,365	3,068
Terex Corporation
5.00%, 05/15/29 (a)	3,705	3,330
TransDigm Inc.
6.25%, 03/15/26 (a)	8,871	8,750
6.75%, 08/15/28 (a)	3,298	3,250
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	3,660	3,418
Uber Technologies, Inc.
7.50%, 09/15/27 (a)	6,110	6,160
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	4,619	4,358
XPO, Inc.
7.13%, 06/01/31 (a)	3,463	3,409
		131,732
Health Care 7.0%
Bausch Health Companies Inc.
6.13%, 02/01/27 (a)	2,989	1,871
Centene Corporation
2.50%, 03/01/31	1,963	1,506
DaVita Inc.
3.75%, 02/15/31 (a)	11,015	8,383
IQVIA Inc.
5.00%, 05/15/27 (a)	3,764	3,547
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (a)	7,061	6,073
5.38%, 01/15/29 (a)	3,425	2,397
9.88%, 08/15/30 (a)	7,980	7,732
Molina Healthcare, Inc.
3.88%, 05/15/32 (a)	2,525	2,028
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	7,743	6,542
Organon & Co.
5.13%, 04/30/31 (a)	8,115	6,508
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (e)	9,815	8,712
Perrigo Finance Unlimited Company
4.65%, 06/15/30 (i) (j)	4,024	3,434
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	6,940	6,569
Royalty Pharma PLC
2.20%, 09/02/30	4,575	3,554
Tenet Healthcare Corporation
4.88%, 01/01/26	4,101	3,932
4.63%, 06/15/28 (b)	1,110	1,000
4.25%, 06/01/29	4,202	3,619
4.38%, 01/15/30	2,480	2,136
6.13%, 06/15/30	5,407	5,079
6.75%, 05/15/31 (a)	3,500	3,378
Teva Pharmaceutical Finance Netherlands III B.V.
7.88%, 09/15/29	1,811	1,840
8.13%, 09/15/31 (e)	4,809	4,960
		94,800
Consumer Staples 6.0%
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	3,714	3,509
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	3,688	3,435
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	3,750	3,464
Coty Inc.
6.63%, 07/15/30 (a)	3,553	3,471
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a) (e)	8,165	6,980

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Kraft Heinz Foods Company
4.63%, 10/01/39	6,239	5,251
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a)	4,662	4,725
Marb Bondco PLC
3.95%, 01/29/31 (a)	11,184	8,291
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (a)	2,854	2,427
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	7,521	6,816
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a)	3,734	3,788
4.25%, 04/15/31	12,586	10,486
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	4,776	4,423
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (e)	6,236	5,219
United Natural Foods, Inc.
6.75%, 10/15/28 (a) (e)	8,134	6,204
Verscend Escrow Corp
9.75%, 08/15/26 (a)	2,994	2,994
		81,483
Information Technology 4.2%
AMS-Osram AG
7.00%, 07/31/25 (a) (e)	10,034	9,909
Booz Allen Hamilton Inc.
4.00%, 07/01/29 (a)	1,197	1,062
Boxer Parent Company Inc.
7.13%, 10/02/25 (a)	1,580	1,573
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	3,088	2,778
5.95%, 06/15/30 (a)	5,949	5,501
Goto Group, Inc.
5.50%, 09/01/27 (a)	4,627	2,535
NCR Corporation
5.75%, 09/01/27 (a)	3,590	3,618
5.13%, 04/15/29 (a)	4,015	3,541
6.13%, 09/01/29 (a)	3,510	3,594
Open Text Corporation
3.88%, 02/15/28 (a)	3,265	2,852
3.88%, 12/01/29 (a)	4,881	4,006
4.13%, 02/15/30 (a)	4,683	3,920
ViaSat, Inc.
5.63%, 09/15/25 (a)	7,171	6,623
6.50%, 07/15/28 (a)	1,591	1,101
7.50%, 05/30/31 (a)	6,902	4,552
		57,165
Materials 3.1%
CEMEX S.A.B. de C.V.
9.13%, (100, 03/14/28) (a) (c)	3,510	3,655
Diamond Escrow Issuer, LLC
9.75%, 11/15/28 (a)	6,079	6,071
First Quantum Minerals Ltd
7.50%, 04/01/25 (a)	1,438	1,433
6.88%, 10/15/27 (a)	8,715	8,365
FMG Resources (August 2006) Pty Ltd
6.13%, 04/15/32 (a)	4,638	4,237
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	5,510	4,565
Mineral Resources Limited
9.25%, 10/01/28 (a)	4,418	4,458
Olin Corporation
5.63%, 08/01/29 (e)	5,295	4,982
Sealed Air Corporation
6.13%, 02/01/28 (a)	1,347	1,304
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	4,648	2,448
		41,518
Utilities 1.7%
Calpine Corporation
5.13%, 03/15/28 (a)	4,635	4,128
5.00%, 02/01/31 (a)	2,513	2,035
Pacific Gas And Electric Company
3.25%, 06/01/31	4,480	3,558
5.90%, 06/15/32	2,040	1,902
6.15%, 01/15/33	1,189	1,130
PG&E Corporation
5.00%, 07/01/28 (e)	2,093	1,895
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	5,687	5,417
5.00%, 07/31/27 (a)	2,859	2,629
		22,694
Real Estate 0.2%
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	3,448	3,395
Total Corporate Bonds And Notes (cost $1,292,063)		1,211,512
SENIOR FLOATING RATE INSTRUMENTS 5.5%
Communication Services 2.5%
888 Acquisitions Limited
USD Term Loan B, 10.21%, (3 Month Term SOFR + 5.25%), 07/18/28 (k)	5,210	4,882
Allen Media, LLC
2021 Term Loan B, 10.89%, (3 Month Term SOFR + 5.50%), 02/10/27 (d) (k)	4,993	4,426
CSC Holdings, LLC
2017 Term Loan B1, 7.70%, (1 Month USD LIBOR + 2.25%), 07/15/25 (k)	2,150	2,080
Great Outdoors Group, LLC
2021 Term Loan B1, 9.20%, (1 Month Term SOFR + 3.75%), 02/26/28 (k)	7,277	7,253
Intelsat Jackson Holdings S.A.
2021 Exit Term Loan B, 9.77%, (SOFR + 4.25%), 01/25/29 (k)	3,958	3,945
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 10.23%, (3 Month USD LIBOR + 4.50%), 06/20/24 (k)	4,932	4,407
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.75%, (3 Month Term SOFR + 3.25%), 07/04/28 (k)	3,823	3,824
Viasat Inc.
Term Loan, 0.00%, (SOFR + 4.50%), 05/30/30 (k) (l)	3,450	3,193
		34,010
Information Technology 1.2%
CDK Global, Inc.
2022 USD Term Loan B, 9.49%, (3 Month Term SOFR + 4.25%), 06/09/29 (k)	3,491	3,489
Peraton Corp.
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/22/28 (k)	4,406	4,392
Pitney Bowes Inc.
Term Loan, 0.00%, (3 Month USD LIBOR + 4.00%), 03/12/28 (k) (l)	3,272	3,137
Roper Industrial Products Investment Company LLC
USD Term Loan, 9.74%, (3 Month Term SOFR + 4.50%), 11/22/29 (k)	2,702	2,705
Verifone Systems, Inc.
2018 1st Lien Term Loan, 9.65%, (3 Month Term SOFR + 4.00%), 08/09/25 (k)	2,484	2,284
		16,007
Consumer Discretionary 0.9%
Carnival Corporation
2023 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 08/01/27 (k)	1,764	1,757
Clarios Global LP
2023 Incremental Term Loan, 9.08%, (1 Month Term SOFR + 3.75%), 04/20/30 (k)	4,735	4,720
First Brands Group, LLC
2022 Incremental Term Loan, 0.00%, (6 Month Term SOFR + 5.00%), 03/30/27 (k) (l)	7	7
2022 Incremental Term Loan, 10.88%, (6 Month Term SOFR + 5.00%), 03/30/27 (k)	2,658	2,619
Michaels Companies, Inc.
2021 Term Loan B, 9.75%, (3 Month Term SOFR + 4.25%), 04/08/28 (k)	3,886	3,538
		12,641

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Industrials 0.5%
Advisor Group, Inc.
2023 Term Loan B, 9.87%, (3 Month Term SOFR + 4.50%), 08/17/28 (k)	4,622	4,614
PMHC II, Inc.
2022 Term Loan B, 9.70%, (3 Month Term SOFR + 4.25%), 02/03/29 (k)	2,376	2,237
		6,851
Materials 0.4%
Lonza Group AG
USD Term Loan B, 9.27%, (3 Month Term SOFR + 3.92%), 04/29/28 (k)	2,494	2,203
LSF11 A5 Holdco LLC
Term Loan, 0.00%, (3 Month USD LIBOR + 3.75%), 09/30/28 (k) (l)	2,750	2,682
		4,885
Total Senior Floating Rate Instruments (cost $75,499)		74,394
COMMON STOCKS 0.4%
Energy 0.2%
MPLX LP	87	3,102
Prairie Provident Resources Inc. (g)	224	19
Vantage Drilling International (g)	2	56
		3,177
Financials 0.1%
Nordic Aviation Capital Designated Activity Company (g)	69	1,087
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (g)	336	530
Dish Network Corporation - Class A (g)	11	66
iHeartMedia, Inc. - Class A (g)	141	445
		1,041
Materials 0.0%
WestRock Company	—	3
Information Technology 0.0%
New Cotai LLC (g) (m)	—	—
Total Common Stocks (cost $10,168)		5,308
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (g) (m) (n)	56,599	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 7.9%
Investment Companies 5.0%
JNL Government Money Market Fund - Class I, 5.16% (o) (p)	66,896	66,896
Securities Lending Collateral 2.9%
JNL Government Money Market Fund - Class SL, 5.26% (o) (p)	39,600	39,600
Total Short Term Investments (cost $106,496)		106,496
Total Investments 103.0% (cost $1,484,226)		1,397,710
Other Assets and Liabilities, Net (3.0)%		(40,189)
Total Net Assets 100.0%		1,357,521

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $894,655 and 65.9% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) All or a portion of the security was on loan as of September 30, 2023.

(f) Convertible security.

(g) Non-income producing security.

(h) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) This senior floating rate interest will settle after September 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/PPM America High Yield Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	27,807	395,966	356,877	2,202	—	—	66,896	4.9
JNL Government Money Market Fund, 5.26% - Class SL	—	151,932	112,332	515	—	—	39,600	2.9
JNL Securities Lending Collateral Fund - Institutional Class	20,460	118,675	139,135	647	—	—	—	—
	48,267	666,573	608,344	3,364	—	—	106,496	7.8

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/PPM America High Yield Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Energean Israel Finance Ltd, 4.88%, 03/30/26	03/09/21	10,868	10,245	0.7
Tenet Healthcare Corporation, 4.63%, 06/15/28	01/03/23	1,015	1,000	0.1
		11,883	11,245	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,211,512	—	1,211,512
Senior Floating Rate Instruments	—	74,394	—	74,394
Common Stocks	5,308	—	—	5,308
Other Equity Interests	—	—	—	—
Short Term Investments	106,496	—	—	106,496
	111,804	1,285,906	—	1,397,710

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 46.5%
Financials 20.0%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	4,981	4,461
3.00%, 10/29/28	6,115	5,245
Avolon Holdings Funding Limited
2.88%, 02/15/25 (a)	388	366
Bank of America Corporation
3.56%, 04/23/27	8,053	7,555
4.27%, 07/23/29	9,015	8,317
3.19%, 07/23/30	1,908	1,631
2.59%, 04/29/31	2,972	2,388
Banque Federative du Credit Mutuel
5.90%, 07/13/26 (a)	5,335	5,303
Barclays PLC
3.56%, 09/23/35 (b)	5,331	4,094
Berkshire Hathaway Finance Corporation
2.85%, 10/15/50	2,790	1,726
Blackstone Holdings Finance Co. L.L.C.
2.00%, 01/30/32 (a)	2,425	1,767
Blackstone Private Credit Fund
3.25%, 03/15/27	1,798	1,562
Blackstone Secured Lending Fund
2.85%, 09/30/28	2,044	1,672
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	2,747	2,603
7.63%, (100, 11/15/28) (c)	8,150	7,958
4.41%, 03/31/31	4,280	3,848
6.17%, 05/25/34	2,123	2,030
CNO Global Funding
2.65%, 01/06/29 (a)	2,510	2,095
Commonwealth Bank of Australia
5.50%, 09/12/25	4,100	4,088
Credit Suisse AG
4.75%, 08/09/24	2,259	2,228
7.95%, 01/09/25	1,111	1,130
5.00%, 07/09/27	5,010	4,818
DBS Group Holdings Ltd
5.48%, 09/12/25 (a)	4,681	4,691
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	6,579	6,622
3.73%, 01/14/32 (b)	4,144	3,073
F&G Global Funding
2.00%, 09/20/28 (a)	3,455	2,814
Ford Motor Credit Company LLC
5.13%, 06/16/25	1,845	1,786
6.95%, 06/10/26	3,072	3,068
4.13%, 08/17/27	682	621
3.82%, 11/02/27	4,356	3,880
7.35%, 11/04/27 - 03/06/30	5,098	5,198
6.80%, 05/12/28 (d)	8,938	8,925
7.20%, 06/10/30	3,051	3,067
FS KKR Capital Corp.
3.40%, 01/15/26	4,639	4,253
Icahn Enterprises L.P.
4.38%, 02/01/29	3,253	2,607
Intercontinental Exchange, Inc.
2.10%, 06/15/30	1,260	1,010
Intesa Sanpaolo SPA
7.78%, 06/20/54 (a)	3,740	3,374
JPMorgan Chase & Co.
8.88%, (3 Month Term SOFR + 3.51%), (100, 11/01/23) (c) (e)	7,980	8,000
2.01%, 03/13/26	3,105	2,923
2.07%, 06/01/29	4,561	3,842
4.20%, 07/23/29	4,624	4,287
2.74%, 10/15/30	3,170	2,650
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (b) (c)	2,302	2,155
Macquarie Airfinance Holdings Limited
8.13%, 03/30/29 (a)	1,453	1,455
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	5,320	5,138
Morgan Stanley
0.99%, 12/10/26	2,230	1,988
5.12%, 02/01/29	2,644	2,545
5.16%, 04/20/29	3,275	3,150
3.62%, 04/01/31	1,158	999
2.51%, 10/20/32	1,573	1,204
6.34%, 10/18/33	4,287	4,301
5.95%, 01/19/38	2,343	2,192
National Rural Utilities Cooperative Finance Corporation
5.80%, 01/15/33	990	988
8.54%, (3 Month Term SOFR + 3.17%), 04/30/43 (e)	803	790
National Securities Clearing Corporation
5.10%, 11/21/27 (a)	3,315	3,263
NatWest Markets PLC
1.60%, 09/29/26 (a)	7,623	6,694
New York Life Global Funding
4.85%, 01/09/28 (a)	3,704	3,617
1.20%, 08/07/30 (a)	4,543	3,415
4.55%, 01/28/33 (a)	2,539	2,329
Northwestern Mutual Global Funding
4.90%, 06/12/28 (a)	4,045	3,943
Pricoa Global Funding I
5.55%, 08/28/26 (a)	2,464	2,466
Royal Bank of Canada
5.20%, 07/20/26 (b)	10,680	10,576
State Street Corporation
5.27%, 08/03/26	10,950	10,844
5.75%, 11/04/26	1,116	1,112
5.16%, 05/18/34	2,270	2,109
Synovus Bank
5.63%, 02/15/28	2,354	2,135
The Bank of New York Mellon Corporation
5.83%, 10/25/33	3,263	3,205
The Bank of Nova Scotia
5.25%, 12/06/24 (b)	2,950	2,924
The Charles Schwab Corporation
5.88%, 08/24/26	2,430	2,423
The Goldman Sachs Group, Inc.
7.50%, (100, 02/10/29) (c)	5,420	5,367
2.60%, 02/07/30	6,711	5,498
The Hartford Financial Services Group, Inc.
2.90%, 09/15/51	2,231	1,311
The PNC Financial Services Group, Inc.
5.81%, 06/12/26	5,290	5,248
The Toronto-Dominion Bank
5.53%, 07/17/26 (b)	10,540	10,451
Toyota Motor Credit Corporation
5.60%, 09/11/25	8,080	8,094
5.25%, 09/11/28	4,070	4,052
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	844	831
UBS AG
5.80%, 09/11/25	8,184	8,151
UBS Group AG
6.37%, 07/15/26 (a) (b)	1,486	1,479
6.30%, 09/22/34 (a)	3,942	3,849
Wells Fargo & Company
5.57%, 07/25/29	10,700	10,426
4.90%, 07/25/33	3,370	3,050
5.39%, 04/24/34	4,963	4,634
5.56%, 07/25/34	4,057	3,839
		317,816
Utilities 6.8%
Baltimore Gas and Electric Company
4.55%, 06/01/52	1,654	1,324
CenterPoint Energy Houston Electric, LLC
4.95%, 04/01/33	3,431	3,262
Chile Electricity Lux MPC S.a r.l.
6.01%, 01/20/33 (a)	3,885	3,859
Commonwealth Edison Company
3.75%, 08/15/47	3,227	2,315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
5.30%, 02/01/53	1,189	1,091
Constellation Energy Generation, LLC
6.13%, 01/15/34	1,472	1,470
6.50%, 10/01/53	1,349	1,349
Duke Energy Florida, LLC
5.95%, 11/15/52	3,300	3,245
Edison International
5.25%, 11/15/28	7,216	6,937
6.95%, 11/15/29	2,951	3,045
Florida Power & Light Company
4.80%, 05/15/33	3,966	3,747
Korea Electric Power Corp
5.38%, 07/31/26 (a)	8,511	8,461
MidAmerican Energy Company
5.85%, 09/15/54	1,645	1,625
Nevada Power Company
6.00%, 03/15/54	970	946
Pacific Gas And Electric Company
3.30%, 12/01/27	1,355	1,198
3.25%, 06/01/31	1,812	1,439
5.90%, 06/15/32	3,843	3,583
6.40%, 06/15/33	1,840	1,776
4.50%, 07/01/40	6,253	4,650
6.75%, 01/15/53	8,272	7,762
6.70%, 04/01/53	2,346	2,203
PPL Electric Utilities Corporation
5.00%, 05/15/33	9,870	9,426
Public Service Electric And Gas Company
4.90%, 12/15/32	4,860	4,652
San Diego Gas & Electric Company
4.95%, 08/15/28	3,310	3,223
1.70%, 10/01/30	2,328	1,797
5.35%, 04/01/53	4,349	3,950
Sempra Energy
5.40%, 08/01/26	4,750	4,702
Southern California Edison Company
5.88%, 12/01/53	2,246	2,112
The AES Corporation
3.30%, 07/15/25 (a)	3,990	3,781
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,768	1,725
3.70%, 01/30/27 (a)	4,115	3,753
6.95%, 10/15/33 (a)	3,812	3,735
		108,143
Energy 5.4%
Antero Midstream Partners LP
5.38%, 06/15/29 (a)	687	629
BP Capital Markets America Inc.
2.72%, 01/12/32	50	41
4.81%, 02/13/33	4,986	4,666
4.89%, 09/11/33	4,623	4,331
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	4,707	4,270
5.95%, 06/30/33 (a)	2,944	2,836
Civitas Resources, Inc.
8.38%, 07/01/28 (a)	2,462	2,505
ConocoPhillips Company
5.30%, 05/15/53	4,052	3,713
Devon Energy Corporation
5.88%, 06/15/28	554	551
4.50%, 01/15/30	1,069	970
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	890	820
6.75%, (100, 05/15/25) (c)	4,089	3,781
7.13%, (100, 05/15/30) (c)	2,573	2,220
5.55%, 02/15/28	5,354	5,262
5.80%, 06/15/38	3,507	3,196
5.00%, 05/15/50	2,420	1,897
Enlink Midstream, LLC
6.50%, 09/01/30 (a)	498	483
EQM Midstream Partners, LP
4.13%, 12/01/26	2,970	2,748
Marathon Oil Corporation
4.40%, 07/15/27	3,252	3,058
MPLX LP
5.00%, 03/01/33	3,055	2,775
ONEOK, Inc.
7.15%, 01/15/51	1,620	1,646
Petroleos Mexicanos
2.29%, 02/15/24	163	158
10.00%, 02/07/33 (a)	1,556	1,386
Pioneer Natural Resources Company
5.10%, 03/29/26	5,373	5,305
1.90%, 08/15/30	1,920	1,508
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	5,934	5,523
4.50%, 05/15/30	2,460	2,256
Schlumberger Investment S.A.
4.85%, 05/15/33	3,009	2,840
Targa Resources Corp.
6.25%, 07/01/52	1,020	935
6.50%, 02/15/53	910	867
Targa Resources Partners LP
5.50%, 03/01/30	2,050	1,920
4.88%, 02/01/31	2,047	1,838
Transocean Inc
8.75%, 02/15/30 (a)	614	627
Var Energi ASA
8.00%, 11/15/32 (a)	5,505	5,766
Venture Global Calcasieu Pass, LLC
3.88%, 08/15/29 (a)	225	189
6.25%, 01/15/30 (a)	2,647	2,524
		86,040
Health Care 3.5%
AbbVie Inc.
4.50%, 05/14/35	2,000	1,803
Amgen Inc.
3.15%, 02/21/40	1,950	1,374
5.65%, 03/02/53	6,605	6,176
Ascension Health
2.53%, 11/15/29	1,348	1,149
Baylor Scott & White Holdings
2.84%, 11/15/50	1,747	1,062
Centene Corporation
3.00%, 10/15/30	5,523	4,438
2.50%, 03/01/31	2,818	2,162
CVS Health Corporation
5.25%, 01/30/31	3,181	3,058
5.88%, 06/01/53	6,890	6,368
Gilead Sciences, Inc.
5.55%, 10/15/53	1,917	1,844
HCA Inc.
5.88%, 02/15/26	960	954
3.50%, 09/01/30	2,325	1,963
Indiana University Health, Inc.
2.85%, 11/01/51	1,865	1,131
Mars, Incorporated
3.74%, 10/11/27 (f) (g)	1,200	1,111
Northwestern Memorial HealthCare
2.63%, 07/15/51	2,028	1,206
Pfizer Investment Enterprises Pte. Ltd
4.75%, 05/19/33	2,502	2,368
Piedmont Healthcare, Inc.
2.04%, 01/01/32	1,573	1,203
Royalty Pharma PLC
3.30%, 09/02/40	500	327
3.55%, 09/02/50	2,340	1,428
Trinity Healthcare Group Pte. Ltd.
2.63%, 12/01/40	407	267
UnitedHealth Group Incorporated
5.30%, 02/15/30	6,200	6,164
4.75%, 05/15/52	2,926	2,497
5.88%, 02/15/53	3,179	3,189
6.05%, 02/15/63	1,576	1,594
		54,836
Consumer Discretionary 2.6%
Amazon.com, Inc.
2.10%, 05/12/31	2,590	2,078

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
3.10%, 05/12/51	1,990	1,312
Carnival Corporation
4.00%, 08/01/28 (a)	1,652	1,430
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (a)	3,160	3,131
General Motors Financial Company, Inc.
5.40%, 04/06/26	3,940	3,857
5.85%, 04/06/30	1,353	1,297
Hyatt Hotels Corporation
5.38%, 04/23/25 (h) (i)	1,003	992
Hyundai Capital America
5.80%, 06/26/25 (a)	4,020	4,004
6.10%, 09/21/28 (a)	5,400	5,367
Kohl's Corporation
4.63%, 05/01/31 (h) (i)	1,276	859
Lowe`s Companies, Inc.
3.00%, 10/15/50	1,159	684
Macys Retail Holdings
5.88%, 03/15/30 (a)	2,114	1,792
6.13%, 03/15/32 (a)	1,115	921
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (a)	908	901
Resorts World Las Vegas LLC
8.45%, 07/27/30 (a)	3,810	3,673
4.63%, 04/06/31 (a)	2,300	1,717
SkyMiles IP Ltd.
4.50%, 10/20/25 (a)	233	226
Warnermedia Holdings, Inc.
5.05%, 03/15/42	3,384	2,621
ZF North America Capital, Inc.
4.75%, 04/29/25 (a)	4,402	4,236
		41,098
Consumer Staples 2.2%
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	6,945	6,356
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	4,126	3,979
B.A.T Capital Corporation
4.39%, 08/15/37	1,100	838
3.73%, 09/25/40	1,720	1,152
Conagra Brands, Inc.
4.60%, 11/01/25	1,249	1,215
JBS USA Lux S.A.
7.25%, 11/15/53 (a)	1,305	1,260
Marb Bondco PLC
3.95%, 01/29/31 (a)	3,470	2,572
Northwestern University
2.64%, 12/01/50	1,188	722
Pilgrim's Pride Corporation
3.50%, 03/01/32	5,800	4,486
6.25%, 07/01/33	2,468	2,318
The Trustees of Princeton University
4.20%, 03/01/52 (d)	2,573	2,147
Walmart Inc.
4.10%, 04/15/33	4,994	4,565
4.50%, 04/15/53	3,904	3,358
		34,968
Communication Services 2.0%
AT&T Inc.
5.40%, 02/15/34	4,899	4,588
Charter Communications Operating, LLC
5.38%, 04/01/38	2,120	1,732
5.75%, 04/01/48	592	472
6.83%, 10/23/55	1,330	1,173
Comcast Corporation
3.75%, 04/01/40	1,071	828
5.35%, 05/15/53	1,700	1,550
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	1,124	994
Meta Platforms, Inc.
4.45%, 08/15/52	2,519	1,995
5.60%, 05/15/53	1,880	1,778
The Walt Disney Company
4.63%, 03/23/40	2,200	1,908
T-Mobile USA, Inc.
2.63%, 04/15/26	6,847	6,333
6.00%, 06/15/54	5,493	5,238
Verizon Communications Inc.
4.02%, 12/03/29	497	450
3.15%, 03/22/30	2,370	2,025
		31,064
Industrials 1.9%
Air Canada
3.88%, 08/15/26 (a)	2,728	2,477
Aircastle Limited
5.25%, 08/11/25 (a)	3,845	3,747
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	3,875	3,918
Regal Rexnord Corporation
6.05%, 02/15/26 (a) (i)	2,527	2,486
6.40%, 04/15/33 (a) (i)	2,653	2,554
RTX Corporation
5.15%, 02/27/33	2,047	1,938
Siemens Financieringsmaatschappij N.V.
2.15%, 03/11/31 (a)	1,100	880
The Boeing Company
5.15%, 05/01/30 (i)	5,275	5,035
5.71%, 05/01/40 (i)	5,580	5,146
XPO, Inc.
6.25%, 06/01/28 (a)	2,706	2,619
		30,800
Materials 1.2%
Celanese US Holdings LLC
6.35%, 11/15/28 (i)	2,152	2,124
6.33%, 07/15/29 (i)	3,688	3,614
6.55%, 11/15/30 (i)	2,283	2,233
6.70%, 11/15/33 (i)	2,415	2,350
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (a)	3,935	2,958
Mineral Resources Limited
9.25%, 10/01/28 (a)	2,827	2,853
Yara International ASA
7.38%, 11/14/32 (a)	2,841	2,967
		19,099
Real Estate 0.9%
EPR Properties
4.95%, 04/15/28	1,830	1,623
3.60%, 11/15/31	2,471	1,833
Essential Properties, L.P.
2.95%, 07/15/31	3,103	2,257
GLP Financing, LLC
5.75%, 06/01/28	343	329
3.25%, 01/15/32	1,576	1,222
VICI Properties Inc.
4.25%, 12/01/26 (a)	1,915	1,788
3.75%, 02/15/27 (a)	1,829	1,663
4.13%, 08/15/30 (a)	3,358	2,848
		13,563
Total Corporate Bonds And Notes (cost $788,195)		737,427
GOVERNMENT AND AGENCY OBLIGATIONS 39.1%
Mortgage-Backed Securities 26.3%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 04/01/52	23,945	19,147
3.00%, 05/01/34 - 06/01/52	15,463	13,009
2.00%, 04/01/36 - 06/01/52	33,974	26,965
3.50%, 08/01/37 - 11/01/52	20,035	17,813
4.00%, 10/01/37 - 04/01/53	20,406	18,365
5.00%, 02/01/38 - 02/01/53	6,770	6,425
4.50%, 07/01/38 - 09/01/52	12,058	11,283
5.50%, 04/01/53	3,356	3,246
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 09/01/52	32,778	26,790
3.00%, 04/01/31 - 02/01/51	18,691	16,141
5.00%, 06/01/35 - 04/01/53	12,410	11,759
2.00%, 10/01/35 - 05/01/52	90,219	69,437
4.00%, 10/01/37 - 07/01/52	17,342	15,692
4.50%, 05/01/38 - 08/01/53	17,564	16,275

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
TBA, 2.00%, 10/15/38 - 10/15/53 (j)	7,770	6,125
TBA, 2.50%, 10/15/38 (j)	2,210	1,945
TBA, 4.00%, 10/15/38 (j)	1,700	1,603
TBA, 4.50%, 10/15/38 - 10/15/53 (j)	3,915	3,609
3.50%, 11/01/42 - 11/01/52	17,487	15,277
5.50%, 01/01/53 - 08/01/53	18,893	18,277
TBA, 5.50%, 10/15/53 (j)	200	193
Government National Mortgage Association
5.00%, 08/20/41 - 04/20/53	6,217	5,902
3.50%, 06/20/43 - 05/20/52	10,317	9,161
4.00%, 05/20/44 - 04/20/53	11,325	10,270
3.00%, 07/20/45 - 06/20/52	16,157	13,755
4.50%, 12/20/48 - 06/20/53	14,293	13,222
2.50%, 08/20/50 - 04/20/52	20,272	16,620
2.00%, 10/20/51 - 01/20/52	7,273	5,755
5.50%, 02/20/53 - 03/20/53	4,786	4,648
TBA, 2.50%, 10/15/53 (j)	8,445	6,901
TBA, 3.00%, 10/15/53 (j)	1,100	932
TBA, 5.00%, 10/15/53 (j)	8,140	7,716
TBA, 5.50%, 10/15/53 (j)	3,030	2,941
		417,199
U.S. Treasury Note 7.9%
Treasury, United States Department of
2.25%, 11/15/25	10,456	9,878
4.00%, 12/15/25	4,371	4,279
4.50%, 07/15/26	12,180	12,068
2.63%, 05/31/27	13,005	12,091
1.25%, 04/30/28 - 06/30/28	23,915	20,492
2.88%, 04/30/29 - 05/15/32	53,216	47,012
1.50%, 02/15/30	4,000	3,316
1.38%, 11/15/31	14,726	11,542
2.75%, 08/15/32	5,300	4,589
		125,267
U.S. Treasury Bond 4.1%
Treasury, United States Department of
3.75%, 08/15/41	10,898	9,427
3.13%, 11/15/41	12,925	10,158
2.50%, 02/15/45 - 02/15/46	30,418	20,488
3.00%, 02/15/48	25,063	18,339
1.63%, 11/15/50	2,747	1,439
2.88%, 05/15/52	7,015	4,976
		64,827
Sovereign 0.4%
Government of Saudi Arabia
5.00%, 01/18/53 (a)	2,403	1,991
Israel, State of
4.50%, 01/17/33	4,485	4,167
		6,158
U.S. Government Agency Obligations 0.3%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (k)	7,104	5,493
Municipal 0.1%
Dallas/Fort Worth International Airport
2.84%, 11/01/46	1,855	1,246
Total Government And Agency Obligations (cost $711,546)		620,190
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.8%
Air Canada
Series 2020-A-2, 5.25%, 04/01/29	657	632
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	2,065	1,978
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	4,312	3,854
American Express Credit Account Master Trust
Series 2022-A-4, 4.95%, 10/15/25	6,687	6,615
Americredit Automobile Receivables Trust 2023-2
Series 2023-A2A-2, 6.19%, 04/19/27	5,375	5,391
Bank 2017-Bnk5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,058
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.78%, (1 Month Term SOFR + 2.45%), 08/15/39 (e)	4,055	4,053
Capital One Prime Auto Receivables Trust 2022-2
Series 2022-A2A-2, 3.74%, 09/15/25	3,694	3,671
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	3,213	3,099
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	4,553	4,424
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (e)	5,122	3,878
CNH Equipment Trust 2022-A
Series 2022-A2-A, 2.39%, 01/16/24	1,309	1,300
CNH Equipment Trust 2022-B
Series 2022-A2-B, 3.94%, 12/15/25	2,247	2,234
COMM 2015-CCRE27 Mortgage Trust
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,729
CSMC 2017-HL1 Trust
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (e)	410	348
Dell Equipment Finance Trust 2022-1
Series 2022-A2-1, 2.11%, 11/22/23	191	190
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	9,378	9,353
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	2,757	2,754
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	1,672	1,613
DLLMT 2021-1 LLC
Series 2021-A3-1A, 1.00%, 07/20/25	5,965	5,797
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	2,911	2,885
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	948	926
GM Financial Automobile Leasing Trust 2022-3
Series 2022-A2A-3, 4.01%, 01/22/24	1,211	1,208
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A2A-2, 5.44%, 10/20/25	2,594	2,586
Series 2023-A3-2, 5.05%, 07/20/26	2,401	2,376
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	4,366	4,352
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	2,900	2,617
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	3,441	3,278
GM Financial Consumer Automobile Receivables Trust 2023-2
Series 2023-A3-2, 4.47%, 02/16/28	3,000	2,936
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	6,150	4,687
GS Mortgage Securities Corp II
Series 2023-A-SHIP, REMIC, 4.47%, 09/11/26 (e)	3,622	3,453
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 12/26/28	219	218
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	1,266	1,179
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	1,301	1,214
Honda Auto Receivables 2022-2 Owner Trust
Series 2022-A2-2, 3.81%, 03/18/24	876	872
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	9,378	9,349
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	3,835	3,844
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	4,130	3,490
Hyundai Auto Lease Securitization Trust 2022-C
Series 2022-A3-C, 4.38%, 12/16/24	2,320	2,297
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	1,815	1,626
Hyundai Auto Receivables Trust 2023-A
Series 2023-A3-A, 4.58%, 04/15/27	3,000	2,953

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 2.97%, 01/25/29 (e)	454	408
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (e)	5,419	4,271
JPMorgan Chase & Co.
Series 2014-A1-5, REMIC, 2.76%, 10/25/26 (e)	262	245
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	1,845	1,798
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	3,833	3,284
MVW 2019-1 LLC
Series 2019-A-1A, 2.89%, 03/20/27	827	792
MVW Owner Trust 2017-1
Series 2017-A-1A, 2.42%, 12/20/34	241	230
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.93%, (1 Month Term SOFR + 0.59%), 10/16/23 (e)	3,762	3,666
Prestige Auto Receivables Trust 2021-1
Series 2021-A3-1A, 0.83%, 07/15/25	902	900
Santander Retail Auto Lease Trust 2021-B
Series 2021-A3-B, 0.51%, 08/20/24	1,195	1,189
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (e)	2,594	2,008
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	4,874	4,873
Series 2023-A3-1A, 5.47%, 12/20/26	4,326	4,272
Tesla Auto Lease Trust 2023-A
Series 2023-A2-A, 5.86%, 01/21/25	10,000	10,009
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	1,150	1,134
Series 2012-A-2, 4.00%, 10/29/24	1,042	1,013
Verizon Master Trust
Series 2022-A1A-5, 3.72%, 01/22/24 (h)	3,295	3,278
Series 2022-A1A-7, 5.23%, 11/20/24	8,298	8,251
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (e)	1,153	930
Westlake Automobile Receivables Trust 2021-3
Series 2021-A3-3A, REMIC, 0.95%, 06/16/25	2,320	2,309
World Omni Auto Receivables Trust 2023-C
Series 2023-A2A-C, 5.57%, 12/15/26	8,273	8,261
Total Non-U.S. Government Agency Asset-Backed Securities (cost $195,340)		186,438
SENIOR FLOATING RATE INSTRUMENTS 1.3%
Consumer Discretionary 0.5%
Adient US LLC
2021 Term Loan B, 8.70%, (1 Month Term SOFR + 3.25%), 04/30/28 (e)	1,724	1,722
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 7.18%, (1 Month Term SOFR + 1.75%), 08/29/25 (e)	2,797	2,790
PCI Gaming Authority
Term Loan, 7.95%, (1 Month Term SOFR + 2.50%), 05/15/26 (e)	2,743	2,739
		7,251
Communication Services 0.3%
Cimpress Public Limited Company
USD Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 04/29/28 (e)	1,183	1,169
CSC Holdings, LLC
2022 Term Loan B6, 9.83%, (1 Month Term SOFR + 4.50%), 01/17/28 (e)	704	666
DirecTV Financing, LLC
Term Loan, 10.45%, (1 Month Term SOFR + 5.00%), 07/22/27 (e)	993	969
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.95%, (1 Month Term SOFR + 2.50%), 06/13/26 (e)	923	921
Stars Group Holdings B.V. (The)
2022 USD Term Loan B, 8.75%, (3 Month Term SOFR + 3.25%), 07/04/28 (e)	232	232
UFC Holdings, LLC
2021 Term Loan B, 8.37%, (3 Month Term SOFR + 2.75%), 04/29/26 (e)	1,268	1,266
		5,223
Materials 0.3%
Berry Global, Inc.
2021 Term Loan Z, 7.29%, (SOFR + 1.75%), 07/01/26 (e)	3,704	3,702
INEOS Styrolution US Holding LLC
2021 USD Term Loan B, 8.20%, (1 Month Term SOFR + 2.75%), 01/21/26 (e)	959	954
		4,656
Industrials 0.1%
Air Canada
2021 Term Loan B, 9.13%, (3 Month Term SOFR + 3.50%), 07/27/28 (e)	778	778
Genesee & Wyoming Inc. (New)
Term Loan, 7.34%, (3 Month Term SOFR + 2.00%), 10/29/26 (e)	1,139	1,136
		1,914
Information Technology 0.1%
Peraton Corp.
Term Loan B, 9.18%, (1 Month Term SOFR + 3.75%), 02/22/28 (e)	1,477	1,473
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 9.22%, (3 Month Term SOFR + 3.75%), 09/22/24 (e)	655	653
Total Senior Floating Rate Instruments (cost $21,213)		21,170
COMMON STOCKS 0.0%
Financials 0.0%
Nordic Aviation Capital Designated Activity Company (l)	28	440
Total Common Stocks (cost $704)		440
SHORT TERM INVESTMENTS 2.7%
Investment Companies 2.0%
JNL Government Money Market Fund - Class I, 5.16% (m) (n)	31,123	31,123
Securities Lending Collateral 0.6%
JNL Government Money Market Fund - Class SL, 5.26% (m) (n)	10,207	10,207
U.S. Treasury Bill 0.1%
Treasury, United States Department of
4.86%, 11/30/23	2,250	2,230
Total Short Term Investments (cost $43,561)		43,560
Total Investments 101.4% (cost $1,760,559)		1,609,225
Other Derivative Instruments 0.0%		183
Other Assets and Liabilities, Net (1.4)%		(22,938)
Total Net Assets 100.0%		1,586,470

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $163,983 and 10.3% of the Fund.

(b) Convertible security.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) All or a portion of the security was on loan as of September 30, 2023.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $32,706.

(k) The security is a direct debt of the agency and not collateralized by mortgages.

(l) Non-income producing security.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/PPM America Total Return Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	500	771,127	740,504	1,402	—	—	31,123	2.0
JNL Government Money Market Fund, 5.26% - Class SL	—	45,424	35,217	27	—	—	10,207	0.6
JNL Securities Lending Collateral Fund - Institutional Class	5,700	70,713	76,413	83	—	—	—	—
	6,200	887,264	852,134	1,512	—	—	41,330	2.6

JNL/PPM America Total Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mars, Incorporated, 3.74%, 10/11/27	09/19/12	1,200	1,111	0.1

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	243	December 2023	26,713	47	(454)
United States 2 Year Note	170	January 2024	34,605	17	(144)
United States 5 Year Note	595	January 2024	63,214	93	(525)
United States Long Bond	383	December 2023	45,894	162	(2,316)
United States Ultra Bond	211	December 2023	26,829	79	(1,786)
				398	(5,225)
Short Contracts
United States 10 Year Ultra Bond	(673)	December 2023	(77,159)	(215)	2,077

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	736,316	1,111	737,427
Government And Agency Obligations	—	620,190	—	620,190
Non-U.S. Government Agency Asset-Backed Securities	—	186,438	—	186,438
Senior Floating Rate Instruments	—	21,170	—	21,170
Common Stocks	440	—	—	440
Short Term Investments	41,330	2,230	—	43,560
	41,770	1,566,344	1,111	1,609,225
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,077	—	—	2,077
	2,077	—	—	2,077
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5,225)	—	—	(5,225)
	(5,225)	—	—	(5,225)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 99.5%
Industrials 20.4%
A. O. Smith Corporation	13	862
AAR Corp. (a)	6	332
ABM Industries Incorporated	10	382
Acuity Brands, Inc.	6	959
Air Lease Corporation - Class A	16	635
Air Transport Services Group, Inc. (a)	9	186
Alaska Air Group, Inc. (a)	17	614
Alight, Inc. - Class A (a)	28	199
Allegiant Travel Company	3	211
Allison Systems, Inc.	23	1,361
American Airlines Group Inc. (a)	38	482
American Woodmark Corporation (a)	3	201
APi Group Corp (a)	13	342
Apogee Enterprises, Inc.	4	178
Applied Industrial Technologies, Inc.	3	484
Arcbest Corporation	4	430
Arcosa, Inc.	6	421
Armstrong World Industries, Inc.	5	350
ASGN Incorporated (a)	7	565
Astec Industries, Inc.	3	155
Avis Budget Group, Inc. (a)	3	575
Barnes Group Inc.	6	209
Beacon Roofing Supply, Inc. (a)	7	553
Boise Cascade Company	8	810
Booz Allen Hamilton Holding Corporation - Class A	9	1,028
Brady Corporation - Class A	6	317
BrightView Holdings, Inc. (a)	2	17
Broadridge Financial Solutions, Inc.	7	1,211
Builders FirstSource, Inc. (a)	2	268
BWXT Government Group, Inc.	7	489
Caci International Inc. - Class A (a)	3	806
Clarivate PLC (a) (b)	59	396
Clean Harbors, Inc. (a)	3	554
Comfort Systems USA, Inc.	2	401
Concentrix Corporation	5	411
Conduent Incorporated (a)	27	93
Copart, Inc. (a)	18	771
Core & Main, Inc. - Class A (a)	4	113
CoreCivic, Inc. (a)	29	328
Crane Company	1	115
CSG Systems International, Inc.	4	214
Curtiss-Wright Corporation	4	754
Deluxe Corporation	7	129
Donaldson Company, Inc.	10	619
Dycom Industries, Inc. (a)	4	385
EMCOR Group, Inc.	6	1,322
Encore Wire Corporation	2	403
EnerSys	6	543
Equifax Inc.	5	885
ESAB Corporation	3	242
Flowserve Corporation	17	682
Fluor Corporation (a)	21	762
Forward Air Corporation	3	227
Franklin Electric Co., Inc.	3	254
FTAI Aviation Ltd.	6	226
FTI Consulting, Inc. (a)	3	586
Gates Industrial Corporation PLC (a)	15	173
GATX Corporation	4	476
Generac Holdings Inc. (a)	4	479
Genpact Limited	18	652
GMS Inc. (a)	5	348
Graco Inc.	9	621
GrafTech International Ltd.	52	200
Granite Construction Incorporated	10	363
GXO Logistics Inc. (a)	14	827
Hawaiian Holdings, Inc. (a)	5	35
Healthcare Services Group, Inc.	18	192
HEICO Corporation	3	418
Herc Holdings Inc.	2	247
Hertz Global Holdings, Inc. (a)	28	339
Hexcel Corporation	9	612
Hillenbrand, Inc.	7	307
HNI Corporation	6	208
Hub Group, Inc. - Class A (a)	5	425
Hubbell Incorporated	4	1,101
IDEX Corporation	4	803
Ingersoll Rand Inc.	17	1,099
Insperity, Inc.	2	230
ITT Inc.	8	783
JELD-WEN Holding, Inc. (a)	22	288
JetBlue Airways Corporation (a)	105	481
Kaman Corporation	1	20
KBR, Inc.	11	639
Kennametal Inc.	16	394
Kirby Corporation (a)	7	558
Knight-Swift Transportation Holdings Inc. - Class A	6	280
Korn Ferry	8	381
Landstar System, Inc.	4	734
Lennox International Inc.	2	918
Lincoln Electric Holdings, Inc.	4	786
Lyft, Inc. - Class A (a)	50	529
Masonite International Corporation (a)	4	381
MasTec, Inc. (a)	7	532
Masterbrand, Inc. (a)	31	376
Matson Intermodal - Paragon, Inc.	6	550
Matthews International Corporation - Class A	3	136
Maximus, Inc.	9	657
MDU Resources Group, Inc.	28	541
Millerknoll, Inc.	21	503
Mine Safety Appliances Company, LLC	2	309
Moog Inc. - Class A	3	393
MRC Global Inc. (a)	13	138
MSC Industrial Direct Co., Inc. - Class A	7	720
Mueller Industries, Inc.	7	534
Nordson Corporation	2	527
Now, Inc. (a)	20	232
Nvent Electric Public Limited Company	17	916
Openlane, Inc. (a)	22	330
Oshkosh Corporation	13	1,231
Parsons Corporation (a)	4	210
Paycom Software, Inc.	1	167
Pentair Public Limited Company	19	1,200
Pitney Bowes Inc.	12	36
Plug Power Inc. (a)	24	181
Primoris Services Corporation	8	275
RBC Bearings Incorporated (a)	1	220
Regal Rexnord Corporation	7	1,060
Resideo Technologies, Inc. (a)	17	276
Rollins, Inc.	8	285
Rush Enterprises, Inc. - Class A	9	381
RXO Inc. (a)	25	489
Ryder System, Inc.	11	1,146
Saia, Inc. (a)	1	472
Schneider National, Inc. - Class B	9	248
Science Applications International Corporation	7	740
Sensata Technologies Holding PLC	19	724
Simpson Manufacturing Co., Inc.	3	520
SiteOne Landscape Supply, Inc. (a)	1	235
SkyWest, Inc. (a)	15	649
Spirit AeroSystems Holdings, Inc. - Class A	22	351
Spirit Airlines, Inc.	24	389
SS&C Technologies Holdings, Inc.	20	1,028
Steelcase Inc. - Class A	23	257
Stericycle, Inc. (a)	9	393
Sunrun Inc. (a)	21	269
Terex Corporation	9	500
Tetra Tech, Inc.	3	462
Textainer Group Holdings Limited	5	192
The GEO Group, Inc. (a)	37	301
The Greenbrier Companies, Inc.	10	407
The Middleby Corporation (a)	4	523
The Timken Company	8	608
The Toro Company	7	542
TransUnion	9	676
Trinet Group, Inc. (a)	3	334
Trinity Industries, Inc.	13	327

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
TrueBlue, Inc. (a)	1	17
UFP Industries, Inc.	8	859
U-Haul Holding Company (a) (b)	10	535
Unifirst Corporation	2	336
Valmont Industries, Inc.	2	394
Verisk Analytics, Inc.	6	1,379
Veritiv Corporation	3	484
Wabash National Corporation	7	155
Watsco, Inc.	3	1,034
Watts Water Technologies, Inc. - Class A	2	312
Werner Enterprises, Inc.	12	477
WESCO International, Inc.	8	1,174
WillScot Mobile Mini Holdings Corp. - Class A (a)	4	186
Woodward, Inc.	5	675
XPO, Inc. (a)	9	678
Xylem Inc.	10	943
		79,710
Financials 14.7%
Affiliated Managers Group, Inc.	7	861
American Equity Investment Life Holding Company	15	831
Ameris Bancorp	7	274
Apollo Commercial Real Estate Finance, Inc.	32	321
Apollo Global Management, Inc.	9	811
Arbor Realty Trust, Inc. (b)	15	225
Ares Management Corporation - Class A	3	289
Artisan Partners Asset Management Inc. - Class A	9	348
Associated Banc-Corp	29	497
Assurant, Inc.	7	993
Atlantic Union Bank	9	265
Bank of Hawaii Corporation (b)	6	296
Bank OZK	14	520
BankUnited, Inc.	23	528
Banner Corporation	5	223
BGC Group, Inc. - Class A	36	188
Blackstone Mortgage Trust, Inc. - Class A (b)	30	650
Block, Inc. - Class A (a)	13	588
BOK Financial Corporation	3	243
Bread Financial Payments, Inc.	21	702
Brighthouse Financial, Inc. (a)	16	797
Brightsphere Investment Group Inc.	6	125
BrightSpire Capital, Inc - Class A	5	30
Brown & Brown, Inc.	11	786
Cadence Bank	26	548
Capitol Federal Financial	25	118
Cathay General Bancorp	10	334
Chimera Investment Corporation	72	391
Claros Mortgage Trust, Inc.	7	79
CNO Financial Group, Inc.	25	583
Cohen & Steers, Inc.	2	124
Coinbase Global, Inc. - Class A (a)	9	712
Columbia Banking System, Inc.	15	302
Commerce Bancshares, Inc.	9	419
Community Bank System, Inc.	6	245
Credit Acceptance Corporation (a)	1	412
Cullen/Frost Bankers, Inc.	5	472
CVB Financial Corp.	16	268
East West Bancorp, Inc.	14	756
Eastern Bankshares, Inc.	20	248
Enact Holdings, Inc.	3	89
Encore Capital Group, Inc. (a) (b)	4	195
Erie Indemnity Company - Class A	1	361
Essent Group Ltd.	11	542
Euronet Worldwide, Inc. (a)	5	384
Evercore Inc. - Class A	6	841
F.N.B. Corporation	55	590
FactSet Research Systems Inc.	1	439
Federated Hermes, Inc. - Class B	14	463
First American Financial Corporation	5	273
First Citizens BancShares, Inc. - Class A	1	730
First Financial Bancorp.	10	191
First Hawaiian, Inc.	24	428
First Horizon Corporation	70	776
First Interstate BancSystem, Inc. - Class A	10	241
FirstCash Holdings, Inc.	7	676
Fulton Financial Corporation	26	318
Glacier Bancorp, Inc.	11	321
Hancock Whitney Corporation	12	429
Hilltop Holdings Inc.	10	294
Home BancShares, Inc.	18	381
Hope Bancorp, Inc.	30	263
Horace Mann Educators Corporation	7	202
Houlihan Lokey, Inc. - Class A	3	342
Independence Holdings, LLC	7	267
Independent Bank Corp.	4	197
Independent Bank Group, Inc.	5	213
Interactive Brokers Group, Inc. - Class A	2	133
International Bancshares Corporation	6	271
Jack Henry & Associates, Inc.	5	684
Jackson Financial Inc. - Class A (c)	23	888
Janus Henderson Group PLC	32	835
Ladder Capital Corp - Class A	21	217
LPL Financial Holdings Inc.	4	929
MarketAxess Holdings Inc.	1	234
Mercury General Corporation	7	207
MFA Financial, Inc.	34	326
MGIC Investment Corporation	53	888
Moelis & Company - Class A	8	343
Morningstar, Inc.	1	230
Mr. Cooper Group Inc. (a)	7	383
MSCI Inc. - Class A	2	814
Nelnet, Inc. - Class A	1	110
New York Community Bancorp, Inc. - Series A	114	1,295
New York Mortgage Trust, Inc.	19	162
Old National Bancorp	30	438
Pacific Premier Bancorp, Inc.	13	284
PacWest Bancorp	67	532
Paysafe Limited (a)	9	111
PennyMac Financial Services, Inc.	5	301
PennyMac Mortgage Investment Trust (b)	25	305
Pinnacle Financial Partners, Inc.	8	517
PRA Group, Inc. (a)	7	139
Primerica, Inc.	4	683
ProAssurance Corporation	9	173
PROG Holdings, Inc. (a)	17	577
Prosperity Bancshares, Inc.	12	633
Radian Group Inc.	28	700
Redwood Trust, Inc.	31	219
Renasant Corporation	6	164
RLI Corp.	2	296
Robinhood Markets, Inc. - Class A (a)	38	374
Rocket Companies, Inc. - Class A (a)	8	69
SEI Investments Company	16	959
Selective Insurance Group, Inc.	5	484
Simmons First National Corporation - Class A	18	310
SLM Corporation	52	715
SoFi Technologies, Inc. (a) (b)	29	236
Southstate Corporation	8	518
Starwood Property Trust, Inc. (b)	51	995
Stewart Information Services Corporation	6	247
Stifel Financial Corp.	9	539
Synovus Financial Corp.	21	594
Texas Capital Bancshares, Inc. (a)	5	319
TFS Financial Corporation	4	47
The Carlyle Group, Inc.	23	699
The Hanover Insurance Group, Inc.	5	582
Tradeweb Markets Inc. - Class A	4	293
Trustmark Corporation	8	169
Two Harbors Investment Corp.	19	258
UMB Financial Corporation	5	296
United Bankshares, Inc.	17	477
United Community Banks, Inc.	9	239
Valley National Bancorp	59	502
Virtu Financial, Inc. - Class A	14	239
Voya Financial, Inc.	15	983
Walker & Dunlop, Inc.	4	281
Washington Federal, Inc.	14	348
Webster Financial Corporation	13	537
WesBanco, Inc.	6	155
Western Alliance Bancorporation	11	483

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Wex, Inc. (a)	2	322
White Mountains Insurance Group Ltd	—	497
Wintrust Financial Corporation	6	480
Zurich American Corporation	10	440
		57,555
Consumer Discretionary 14.6%
Abercrombie & Fitch Co. - Class A (a)	18	1,041
Academy Sports & Outdoors, Inc.	9	443
Acushnet Holdings Corp.	4	192
Adient Public Limited Company (a)	20	717
Adtalem Global Education Inc. (a)	9	401
Airbnb, Inc. - Class A (a)	5	647
American Axle & Manufacturing Holdings, Inc. (a)	33	240
American Eagle Outfitters, Inc.	48	793
Asbury Automotive Group, Inc. (a)	3	598
AutoZone, Inc. (a)	—	1,059
Bath & Body Works, Inc.	16	548
Big Lots, Inc.	8	39
Bloomin' Brands, Inc.	11	273
Boyd Gaming Corporation	5	294
Bright Horizons Family Solutions, Inc. (a)	3	285
Brunswick Corporation	12	924
Burlington Stores, Inc. (a)	3	438
Caesars Entertainment, Inc. (a)	11	524
Caleres, Inc.	8	241
Capri Holdings Limited (a)	15	800
Carter's, Inc.	10	662
Century Communities, Inc.	5	362
Chipotle Mexican Grill, Inc. (a)	—	821
Churchill Downs Incorporated	3	364
Columbia Sportswear Company	5	368
Coupang, Inc. - Class A (a)	4	73
Cracker Barrel Old Country Store, Inc. (b)	5	326
Crocs, Inc. (a)	3	266
Dana Incorporated	35	511
Dave & Buster's Entertainment, Inc. (a)	5	173
Deckers Outdoor Corporation (a)	2	850
Designer Brands Inc. - Class A	6	72
Dillard's, Inc. - Class A	1	232
Domino's Pizza, Inc.	3	1,301
Doordash, Inc. - Class A (a)	7	552
Dorman Products, Inc. (a)	3	214
ETSY, Inc. (a)	5	306
Five Below, Inc. (a)	2	257
Floor & Decor Holdings, Inc. - Class A (a)	2	201
GameStop Corp. - Class A (a)	25	410
Genesco Inc. (a)	1	33
Gentex Corporation	36	1,172
Gentherm Incorporated (a)	4	224
G-III Apparel Group, Ltd. (a)	4	98
Gopro Inc. - Class A (a)	6	20
Graham Holdings Co., Ltd. - Class B	1	309
Grand Canyon Education, Inc. (a)	4	500
Group 1 Automotive, Inc.	4	1,039
Guess ?, Inc.	10	223
H & R Block, Inc.	14	615
Hanesbrands Inc.	158	627
Harley-Davidson, Inc.	22	727
Helen of Troy Limited (a)	5	540
Hibbett Inc.	3	161
Hilton Grand Vacations Inc. (a)	6	239
Hyatt Hotels Corporation - Class A	3	318
International Game Technology PLC	15	440
iRobot Corporation (a)	8	321
Jack in the Box Inc.	5	324
KB Home	16	737
Kontoor Brands, Inc.	6	272
Laureate Education, Inc. - Class A	22	315
La-Z-Boy Incorporated	10	317
LCI Industries	4	483
Leggett & Platt, Incorporated	25	637
Levi Strauss & Co. - Class A	9	129
LGI Homes, Inc. (a)	3	293
Life Time Group Holdings, Inc. (a)	3	39
Light & Wonder, Inc. (a)	6	397
Lithia Motors, Inc. - Class A	5	1,374
Lucid Group, Inc. (a) (b)	14	78
M.D.C. Holdings, Inc.	14	571
M/I Homes, Inc. (a)	6	499
Marriott Vacations Worldwide Corporation	5	476
Mattel, Inc. (a)	29	643
Meritage Homes Corporation	7	817
Murphy USA Inc.	4	1,237
Nordstrom, Inc. (b)	23	346
Norwegian Cruise Line Holdings Ltd. (a)	34	566
Ollie's Bargain Outlet Holdings, Inc. (a)	6	427
Patrick Industries, Inc.	3	203
PENN Entertainment, Inc. (a)	20	454
Petco Health And Wellness Company, Inc. - Class A (a)	15	60
Polaris Inc.	9	900
Pool Corporation	2	563
Red Rock Resorts, Inc. - Class A	3	132
RH (a)	1	138
Sabre Corporation (a)	135	606
Sally Beauty Holdings, Inc. (a)	26	218
Service Corporation International	9	525
Signet Jewelers Limited	7	538
Six Flags Operations Inc. (a)	16	368
Skechers U.S.A., Inc. - Class A (a)	15	756
Sleep Number Corporation (a)	3	63
Sonic Automotive, Inc. - Class A	5	255
Steven Madden, Ltd.	12	375
Strategic Education, Inc.	3	234
Taylor Morrison Home II Corporation - Class A (a)	24	1,028
Tempur Sealy International, Inc.	13	559
Texas Roadhouse, Inc. - Class A	5	472
The Buckle, Inc.	6	193
The Cheesecake Factory Incorporated	7	204
The ODP Corporation (a)	13	579
The Wendy's Company	17	347
Thor Industries, Inc.	13	1,227
TopBuild Corp. (a)	2	605
Topgolf Callaway Brands Corp. (a)	16	218
Travel + Leisure Co.	15	546
TRI Pointe Homes Holdings, Inc. (a)	27	736
Tupperware Brands Corporation (a) (b)	10	15
Ulta Beauty, Inc. (a)	2	831
Under Armour, Inc. - Class A (a)	56	381
Upbound Group, Inc.	8	222
Urban Outfitters, Inc. (a)	17	548
Vail Resorts, Inc.	3	584
Valvoline, Inc.	7	240
Victoria's Secret & Co. (a)	14	235
Vista Outdoor Inc. (a)	10	319
Visteon Corporation (a)	4	586
Vitamin Oldco Holdings, Inc. (a) (d)	5	—
Williams-Sonoma, Inc.	8	1,192
Winnebago Industries, Inc.	5	311
Wolverine World Wide, Inc.	25	204
Wyndham Hotels & Resorts, Inc.	6	433
Wynn Resorts, Limited	6	512
		57,116
Information Technology 11.3%
ACI Worldwide, Inc. (a)	14	327
Adeia Inc.	1	6
Advanced Energy Industries, Inc.	3	332
Amkor Technology, Inc.	13	305
ANSYS, Inc. (a)	3	991
AppLovin Corporation - Class A (a)	6	220
Arista Networks, Inc. (a)	6	1,108
Aurora Innovations Inc. - Class A (a)	42	98
Autodesk, Inc. (a)	6	1,215
Belden Inc.	4	400
Benchmark Electronics, Inc.	5	127
Bentley Systems, Incorporated - Class B	7	346
Cerence Inc. (a)	9	179
Ciena Corporation (a)	22	1,052
Cirrus Logic, Inc. (a)	9	670

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Cognex Corporation	10	420
Coherent Corp. (a)	13	420
CommScope Holding Company, Inc. (a)	86	291
CommVault Systems, Inc. (a)	3	208
Crane Nxt, Co.	4	238
Diodes Incorporated (a)	4	351
Dolby Laboratories, Inc. - Class A	6	487
Dropbox, Inc. - Class A (a)	26	711
Dun & Bradstreet Holdings, Inc.	23	231
Entegris, Inc.	6	558
EPAM Systems, Inc. (a)	2	491
Fair Isaac Corporation (a)	1	689
First Solar, Inc. (a)	5	737
Fortinet, Inc. (a)	13	782
Gartner, Inc. (a)	2	745
GoDaddy Inc. - Class A (a)	10	731
Guidewire Software, Inc. (a)	4	356
Infinera Corporation (a) (b)	36	149
Informatica Inc. - Class A (a)	2	47
Insight Enterprises, Inc. (a)	5	752
InterDigital, Inc.	4	356
IPG Photonics Corporation (a)	4	393
Itron, Inc. (a)	6	340
Keysight Technologies, Inc. (a)	8	1,008
Knowles Corporation (a)	17	256
Littelfuse, Inc.	2	465
LiveRamp Holdings, Inc. (a)	13	369
Lumentum Holdings Inc. (a)	8	380
Manhattan Associates, Inc. (a)	2	381
Methode Electronics, Inc.	4	89
MKS Instruments, Inc.	8	722
Monolithic Power Systems, Inc.	1	368
National Instruments Corporation	12	732
NCR Corporation (a)	31	824
NetScout Systems, Inc. (a)	13	378
Okta, Inc. - Class A (a)	5	402
Osi Systems, Inc. (a)	2	245
Palantir Technologies Inc. - Class A (a)	33	535
Palo Alto Networks, Inc. (a)	6	1,299
PC Connection, Inc.	1	74
Pegasystems Inc.	4	183
Plexus Corp. (a)	4	396
Power Integrations, Inc.	3	244
Progress Software Corporation	1	67
PTC Inc. (a)	3	406
Pure Storage, Inc. - Class A (a)	12	410
Rackspace Technology, Inc. (a)	9	22
RingCentral, Inc. - Class A (a)	9	276
Sanmina Corporation (a)	12	648
Semtech Corporation (a)	11	283
ServiceNow, Inc. (a)	2	1,106
Silicon Laboratories Inc. (a)	4	442
Snowflake Inc. - Class A (a)	3	393
SolarWinds Corporation (a)	7	70
Splunk Inc. (a)	8	1,146
Stratasys, Inc. (a)	4	49
Super Micro Computer, Inc. (a)	4	1,067
Synaptics Incorporated (a)	5	449
TD SYNNEX Corporation	1	106
Teledyne Technologies Incorporated (a)	3	1,045
Teradata Corporation (a)	17	756
Teradyne, Inc.	3	309
Trimble Inc. (a)	20	1,092
TTM Technologies, Inc. (a)	14	187
Twilio Inc. - Class A (a)	17	1,015
Tyler Technologies, Inc. (a)	1	408
Ubiquiti Inc.	—	34
Unity Software Inc. (a)	9	270
VeriSign, Inc. (a)	3	573
ViaSat, Inc. (a)	14	262
Viavi Solutions Inc. (a)	29	267
Vishay Intertechnology, Inc.	24	582
Vontier Corporation	17	536
Wolfspeed, Inc. (a)	6	212
Workday, Inc. - Class A (a)	5	1,117
Zebra Technologies Corporation - Class A (a)	4	864
Zoom Video Communications, Inc. - Class A (a)	7	478
		44,156
Real Estate 9.7%
Acadia Realty Trust	16	230
Agree Realty Corporation	5	255
Alexander & Baldwin, Inc.	7	115
American Homes 4 Rent - Class A	16	556
Americold Realty Trust	20	594
Apartment Income REIT Corp.	15	467
Apple Hospitality REIT, Inc.	37	573
Brandywine Realty Trust	78	356
Brixmor Property Group Inc.	35	736
Camden Property Trust	8	718
CBL & Associates Properties, Inc.	—	6
COPT Defense Properties	15	348
CoStar Group, Inc. (a)	9	713
Cousins Properties Incorporated	26	529
Cubesmart, L.P.	12	476
Cushman & Wakefield PLC (a)	29	219
DiamondRock Alpharetta Tenant, LLC	45	363
DigitalBridge Group, Inc. - Class A	50	874
Douglas Emmett, Inc.	37	472
EastGroup Properties, Inc.	2	282
ELME Communities	13	182
Empire State Realty Trust, Inc. - Class A	34	270
EPR Properties	12	480
Equity Commonwealth	12	219
Equity Lifestyle Properties, Inc.	7	460
Extra Space Storage Inc.	9	1,105
Federal Realty Investment Trust	6	580
First Industrial Realty Trust, Inc.	7	337
Gaming and Leisure Properties, Inc.	15	704
Global Net Lease, Inc.	21	204
Healthcare Realty Trust Incorporated - Class A	35	532
Highwoods Properties, Inc.	22	444
Howard Hughes Holdings Inc. (a)	3	253
Hudson Pacific Properties, Inc.	75	501
Independence Realty Trust, Inc.	14	194
InvenTrust Properties Corp.	7	156
Invitation Homes Inc.	39	1,222
JBG Smith Properties	28	404
Kennedy-Wilson Holdings, Inc.	18	269
Kilroy Realty Corporation	20	643
Kite Realty Naperville, LLC	20	428
KRC Interim Corp.	13	221
Lamar Advertising Company - Class A	7	559
LXP Industrial Trust	33	295
Medical Properties Trust, Inc. (b)	113	616
National Health Investors, Inc.	5	249
Newmark Group, Inc. - Class A	19	125
NNN REIT, Inc.	14	502
Office Properties Income Trust	5	20
Omega Healthcare Investors, Inc.	26	860
Open Doors Technology Inc. - Class A (a)	83	219
OUTFRONT Media Inc.	26	258
Paramount Group, Inc.	54	248
Park Hotels & Resorts Inc.	57	705
Pebblebrook Hotel Trust	26	352
Phillips Edison & Company, Inc.	11	363
Physicians Realty Trust	29	351
Piedmont Office Realty Trust, Inc. - Class A	42	235
PotlatchDeltic Corporation	9	409
Rayonier Inc.	13	367
Realogy Holdings Corp. (a)	46	297
Regency Centers Corporation	16	949
Retail Opportunity Investments Corp.	15	186
Rexford Industrial Realty, Inc.	8	376
RLJ III-EM Columbus Lessee, LLC	45	443
Ryman Hospitality Properties, Inc.	3	215
Sabra Health Care REIT, Inc.	43	604
SBA Communications Corporation - Class A	2	312
Service Properties Trust	37	281
SITE Centers Corp.	26	316

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
SL Green Realty Corp. (b)	28	1,039
Spirit Realty Capital, Inc.	13	437
STAG Industrial, Inc.	12	430
Sun Communities, Inc.	7	867
Sunstone Hotel Investors, Inc.	39	368
Tanger Factory Outlet Centers, Inc.	12	274
The Macerich Company	55	600
UDR, Inc.	21	746
Uniti Group Inc.	76	361
Urban Edge Properties	16	244
Veris Residential, Inc.	12	204
VICI Properties Inc.	41	1,183
W.P. Carey Inc.	15	796
Xenia Hotels & Resorts, Inc.	22	255
Zillow Group, Inc. - Class C (a)	16	735
		37,941
Health Care 7.8%
Acadia Healthcare Company, Inc. (a)	6	403
Align Technology, Inc. (a)	3	967
Alnylam Pharmaceuticals, Inc. (a)	2	324
Amedisys, Inc. (a)	4	331
AMN Healthcare Services, Inc. (a)	4	312
Avantor, Inc. (a)	23	480
Azenta, Inc. (a)	5	250
BioMarin Pharmaceutical Inc. (a)	9	788
Bio-Rad Laboratories, Inc. - Class A (a)	—	181
Bio-Techne Corporation	4	279
Brookdale Senior Living Inc. (a)	14	58
Bruker Corporation	5	322
Catalent, Inc. (a)	12	564
Charles River Laboratories International, Inc. (a)	2	416
Chemed Corporation	1	570
Community Health Systems, Inc. (a)	18	52
Dentsply Sirona Inc.	22	739
DexCom, Inc. (a)	4	352
Elanco Animal Health Incorporated (a)	92	1,029
Embecta Corp.	11	160
Emergent BioSolutions Inc. (a)	6	22
Encompass Health Corporation	8	549
Enovis Corporation (a)	6	293
Envista Holdings Corporation (a)	21	584
Exact Sciences Corporation (a)	6	435
Exelixis, Inc. (a)	27	599
Globus Medical, Inc. - Class A (a)	8	422
Haemonetics Corporation (a)	3	303
Hologic, Inc. (a)	4	275
Horizon Therapeutics Public Limited Company (a)	7	767
ICU Medical, Inc. (a)	2	228
IDEXX Laboratories, Inc. (a)	2	683
Incyte Corporation (a)	3	194
Integer Holdings Corporation (a)	4	283
Integra LifeSciences Holdings Corporation (a)	5	203
Ionis Pharmaceuticals, Inc. (a)	9	400
Jazz Pharmaceuticals Public Limited Company (a)	2	230
LivaNova PLC (a)	5	281
Masimo Corporation (a)	3	237
Mettler-Toledo International Inc. (a)	1	929
Moderna, Inc. (a)	1	73
Molina Healthcare, Inc. (a)	1	347
Multiplan Corporation - Class A (a) (b)	14	24
Myriad Genetics, Inc. (a)	3	47
Nektar Therapeutics (a)	3	2
Neurocrine Biosciences, Inc. (a)	2	242
Novavax, Inc. (a) (b)	39	284
OPKO Health, Inc. (a)	88	140
Owens & Minor, Inc. (a)	23	377
Patterson Companies, Inc.	20	587
Pediatrix Medical Group, Inc. (a)	19	237
Premier Healthcare Solutions, Inc. - Class A	16	352
Quidelortho Corporation (a)	3	228
ResMed Inc.	5	718
Revvity, Inc.	8	918
Roivant Sciences Ltd. (a)	23	267
Royalty Pharma PLC - Class A	16	439
Sage Therapeutics Inc. (a)	8	163
Sarepta Therapeutics, Inc. (a)	3	360
Seagen Inc. (a)	4	746
Select Medical Holdings Corporation	13	317
Steris Limited	6	1,266
Teladoc Health, Inc. (a)	39	734
Teleflex Incorporated	3	620
Tenet Healthcare Corporation (a)	13	848
The Cooper Companies, Inc.	3	867
United Therapeutics Corporation (a)	4	901
Veeva Systems Inc. - Class A (a)	3	548
Veradigm Inc. (a)	29	375
West Pharmaceutical Services, Inc.	2	756
		30,277
Materials 6.7%
Albemarle Corporation	5	825
AptarGroup, Inc.	6	717
Arch Resources, Inc. - Class A	3	570
Ardagh Group S.A. - Class A (b) (d)	—	—
Ashland Inc.	7	547
ATI Inc. (a)	7	289
Avery Dennison Corporation	7	1,190
Avient Corporation	13	464
Axalta Coating Systems Ltd. (a)	22	588
Ball Corporation	6	289
Berry Global Group, Inc.	15	921
Cabot Corporation	7	454
Carpenter Technology Corporation	7	475
Cleveland-Cliffs Inc. (a)	52	807
Commercial Metals Company	15	761
Compass Minerals International, Inc.	7	209
Crown Holdings, Inc.	10	856
Eagle Materials Inc.	4	634
Ecovyst Inc. (a)	3	28
Element Solutions Inc.	22	431
FMC Corporation	10	666
Ginkgo Bioworks Holdings, Inc. - Class A (a)	99	178
Graphic Packaging Holding Company	38	845
Greif, Inc. - Class A	5	343
H.B. Fuller Company	6	401
Hecla Mining Company	47	185
Huntsman Corporation	40	968
Innospec Inc.	3	256
Kaiser Aluminum Corporation	3	262
Knife River Corporation (a)	5	261
Louisiana-Pacific Corporation (W VA)	10	566
MATIV Holdings, Inc.	11	152
Minerals Technologies Inc.	5	260
NewMarket Corporation	1	520
O-I Glass, Inc. (a)	28	475
Olin Corporation	17	826
Quaker Chemical Corporation	1	175
Royal Gold, Inc.	3	350
RPM International Inc.	11	1,021
Schnitzer Steel Industries, Inc. - Class A	7	190
Sealed Air Corporation	22	734
Sensient Technologies Corporation	5	282
Silgan Holdings Inc.	8	349
Sonoco Products Company	15	811
Stepan Company	3	199
Summit Materials, Inc. - Class A (a)	11	352
Sylvamo Corporation	10	456
The Chemours Company	28	780
The Scotts Miracle-Gro Company	8	432
Trinseo Public Limited Company	17	138
Tronox Holdings PLC	25	340
Warrior Met Coal, Inc.	16	831
Worthington Industries, Inc.	5	326
		25,985
Energy 4.6%
Antero Midstream Corporation	22	267
Antero Resources Corporation (a)	28	714
Apa Corp.	29	1,194
Archrock, Inc.	24	297

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
ChampionX Corporation	10	343
Cheniere Energy, Inc.	5	805
Chesapeake Energy Corporation	5	409
Civitas Resources, Inc.	4	291
CNX Resources Corporation (a)	37	839
Coterra Energy Inc.	9	255
CVR Energy, Inc.	6	220
Delek US Holdings, Inc.	24	680
Devon Energy Corporation	5	220
Diamondback Energy, Inc.	2	241
Dril-Quip, Inc. (a)	2	50
DT Midstream, Inc.	10	506
EQT Corporation	25	997
Equitrans Midstream Corporation	77	724
Green Plains Inc. (a)	9	260
Helmerich & Payne, Inc.	18	765
Kosmos Energy Ltd. (a)	31	254
Liberty Energy Inc. - Class A	14	263
Matador Resources Company	5	307
Murphy Oil Corporation	21	936
Nabors Industries Ltd. (a)	3	326
Oceaneering International, Inc. (a)	13	329
Ovintiv Canada ULC	5	215
Patterson-UTI Energy, Inc.	32	440
Peabody Energy Corporation	28	730
Permian Resources Corporation - Class A	12	174
Range Resources Corporation	12	378
RPC, Inc.	13	118
SM Energy Company	12	483
Southwestern Energy Company (a)	77	497
TechnipFMC PLC	62	1,262
Transocean Ltd. (a) (e)	92	757
Valaris Limited (a)	1	102
Weatherford International Public Limited Company (a)	2	143
		17,791
Consumer Staples 3.9%
B&G Foods, Inc.	26	255
BJ's Wholesale Club Holdings, Inc. (a)	3	231
Brown-Forman Corporation - Class B	14	831
Cal-Maine Foods, Inc.	5	233
Casey's General Stores, Inc.	5	1,306
Central Garden & Pet Company - Class A (a)	6	248
Coca-Cola Consolidated, Inc.	—	117
Coty Inc. - Class A (a)	37	406
Darling Ingredients Inc. (a)	12	605
Del Monte Fresh Produce Company	5	129
Edgewell Personal Care Colombia S A S	9	349
Flowers Foods, Inc.	24	539
Herbalife Nutrition Ltd. (a)	18	249
Ingles Markets, Incorporated - Class A	2	180
J&J Snack Foods Corp.	1	182
Lamb Weston Holdings, Inc.	5	443
Lancaster Colony Corporation	2	301
McCormick & Company, Incorporated	15	1,141
National Beverage Corp. (a)	2	102
Nomad Foods Limited (a)	20	311
Nu Skin Enterprises, Inc. - Class A	15	325
Performance Food Group Company (a)	22	1,274
Post Holdings, Inc. (a)	6	533
PriceSmart, Inc.	4	281
Reynolds Consumer Products Inc.	4	92
Seaboard Corporation	—	79
Spartannash Company	7	165
Spectrum Brands Holdings, Inc.	9	744
Sprouts Farmers Market, Inc. (a)	20	848
The Andersons, Inc.	7	336
The Boston Beer Company, Inc. - Class A (a)	1	269
The Clorox Company	5	675
The Hain Celestial Group, Inc. (a)	24	247
Treehouse Foods, Inc. (a)	10	446
United Natural Foods, Inc. (a)	14	194
Universal Corporation	4	170
USANA Health Sciences, Inc. (a)	2	116
Vector Group Ltd.	17	182
Weis Markets, Inc.	3	170
		15,304
Communication Services 3.5%
Advantage Solutions, Inc. - Class A (a)	6	18
AMC Entertainment Holdings, Inc. - Class A (a)	1	11
AMC Networks, Inc. - Class A (a)	3	39
Atlanta Braves Holdings, Inc. - Series C (a)	—	10
Bumble Inc. - Class A (a)	7	104
Cable One, Inc.	1	339
Cinemark Holdings, Inc. (a)	25	464
Clear Channel Outdoor Holdings, Inc. (a)	75	119
EchoStar Corporation - Class A (a)	8	132
Frontier Communications Parent, Inc. (a)	28	436
Gray Television, Inc.	28	197
IAC Inc. (a)	13	640
iHeartMedia, Inc. - Class A (a)	25	80
IHS Holding Limited (a)	3	15
John Wiley & Sons, Inc. - Class A	7	269
Liberty Broadband Corporation - Series C (a)	8	747
Liberty Latin America Ltd. - Class C (a)	41	333
Liberty Media Corporation - Series C (a)	7	428
Liberty Media Corporation - Series C (a)	—	13
Lions Gate Entertainment Corp. - Class A (a)	45	382
Live Nation Entertainment, Inc. (a)	1	55
Match Group, Inc. (a)	11	414
Nexstar Media Group, Inc. - Class A	5	715
Pinterest, Inc. - Class A (a)	24	637
Roku Inc. - Class A (a)	6	438
Scholastic Corporation	5	199
Sinclair, Inc. - Class A (b)	8	91
Snap Inc. - Class A (a)	63	562
Sphere Entertainment Co. (a) (f)	2	74
Sphere Entertainment Co. - Class A (a)	4	135
Take-Two Interactive Software, Inc. (a)	9	1,234
TEGNA Inc.	33	477
Telephone and Data Systems, Inc.	53	972
The Interpublic Group of Companies, Inc.	37	1,051
The New York Times Company - Class A	10	418
TripAdvisor, Inc. (a)	20	329
United States Cellular Corporation (a)	1	44
Yelp Inc. (a)	14	602
Ziff Davis, Inc. (a)	6	374
ZoomInfo Technologies Inc. - Class A (a)	9	145
		13,742
Utilities 2.3%
ALLETE, Inc.	8	442
Atmos Energy Corporation	12	1,219
Avista Corporation	12	377
Black Hills Corporation	9	473
Clearway Energy, Inc. - Class C	9	193
Essential Utilities, Inc.	16	547
Hawaiian Electric Industries, Inc.	12	145
IDACORP, Inc.	5	497
National Fuel Gas Company	10	520
New Jersey Resources Corporation	10	402
NorthWestern Corporation	9	420
OGE Energy Corp.	27	913
One Gas, Inc.	6	432
Ormat Technologies, Inc.	3	202
PNM Resources, Inc.	10	447
Portland General Electric Company	14	564
Southwest Gas Holdings, Inc.	10	630
Spire Inc.	8	427
		8,850
Total Common Stocks (cost $383,972)		388,427
SHORT TERM INVESTMENTS 0.7%
Securities Lending Collateral 0.5%
JNL Government Money Market Fund - Class SL, 5.26% (c) (g)	2,124	2,124

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Investment Companies 0.2%
JNL Government Money Market Fund - Class I, 5.16% (c) (g)	619	619
Total Short Term Investments (cost $2,743)		2,743
Total Investments 100.2% (cost $386,715)		391,170
Other Derivative Instruments (0.0)%		(9)
Other Assets and Liabilities, Net (0.2)%		(901)
Total Net Assets 100.0%		390,260

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/RAFI Fundamental U.S. Small Cap Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	623	229	47	36	(14)	97	888	0.2
JNL Government Money Market Fund, 5.16% - Class I	3	43,520	42,904	31	—	—	619	0.2
JNL Government Money Market Fund, 5.26% - Class SL	—	9,084	6,960	19	—	—	2,124	0.5
JNL Securities Lending Collateral Fund - Institutional Class	914	6,124	7,038	17	—	—	—	—
	1,540	58,957	56,949	103	(14)	97	3,631	0.9

JNL/RAFI Fundamental U.S. Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	03/17/23	611	757	0.2

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	2	December 2023	181	(1)	(1)
S&P Midcap 400 Index	8	December 2023	2,030	(8)	(14)
				(9)	(15)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	388,427	—	—	388,427
Short Term Investments	2,743	—	—	2,743
	391,170	—	—	391,170
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15)	—	—	(15)
	(15)	—	—	(15)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 99.3%
Information Technology 16.1%
Accenture Public Limited Company - Class A	19	5,869
Adobe Inc. (a)	14	7,187
Advanced Micro Devices, Inc. (a)	50	5,123
Akamai Technologies, Inc. (a)	9	924
Amdocs Limited	12	1,019
Amkor Technology, Inc.	21	483
Amphenol Corporation - Class A	18	1,552
Analog Devices, Inc.	15	2,715
ANSYS, Inc. (a)	8	2,251
Apple Inc.	249	42,663
Applied Materials, Inc.	70	9,678
AppLovin Corporation - Class A (a)	7	294
Arista Networks, Inc. (a)	11	2,108
Arrow Electronics, Inc. (a)	15	1,823
Autodesk, Inc. (a)	7	1,454
Avnet, Inc.	23	1,106
Belden Inc.	9	853
Bentley Systems, Incorporated - Class B	12	605
Broadcom Inc.	20	16,228
Cadence Design Systems, Inc. (a)	8	1,947
CDW Corp.	10	2,022
Cirrus Logic, Inc. (a)	8	583
Cisco Systems, Inc.	447	24,046
Cognex Corporation	10	414
CommVault Systems, Inc. (a)	6	383
Corning Incorporated	129	3,919
Dell Technologies Inc. - Class C	11	778
Dolby Laboratories, Inc. - Class A	10	825
Dropbox, Inc. - Class A (a)	13	346
DXC Technology Company (a)	28	591
Fair Isaac Corporation (a)	2	2,084
First Solar, Inc. (a)	5	780
Flex Ltd. (a)	39	1,052
Fortinet, Inc. (a)	15	895
Gartner, Inc. (a)	6	2,040
Gen Digital Inc.	78	1,383
GoDaddy Inc. - Class A (a)	6	453
Guidewire Software, Inc. (a)	4	344
Hewlett Packard Enterprise Company	354	6,143
HP, Inc.	149	3,837
Insight Enterprises, Inc. (a)	8	1,199
Intel Corporation	285	10,118
International Business Machines Corporation	185	25,939
IPG Photonics Corporation (a)	3	265
Jabil Inc.	20	2,508
Juniper Networks, Inc.	92	2,546
KLA Corporation	8	3,830
Kyndryl Holdings, Inc. (a)	62	932
Lam Research Corporation	10	6,119
Manhattan Associates, Inc. (a)	6	1,116
Microchip Technology Incorporated	17	1,301
Motorola Solutions, Inc.	12	3,149
National Instruments Corporation	15	873
NCR Corporation (a)	13	354
NetApp, Inc.	10	781
NetScout Systems, Inc. (a)	15	424
NVIDIA Corporation	53	23,045
Okta, Inc. - Class A (a)	7	589
On Semiconductor Corporation (a)	13	1,232
Oracle Corporation	295	31,294
Osi Systems, Inc. (a)	4	457
Palantir Technologies Inc. - Class A (a)	87	1,391
Plexus Corp. (a)	5	475
PTC Inc. (a)	5	763
Qorvo, Inc. (a)	3	287
Qualcomm Incorporated	75	8,355
Roper Technologies, Inc.	5	2,267
Salesforce, Inc. (a)	29	5,935
Sanmina Corporation (a)	16	877
Seagate Technology Holdings Public Limited Company	13	875
ServiceNow, Inc. (a)	10	5,457
Skyworks Solutions, Inc.	7	727
Super Micro Computer, Inc. (a)	8	2,167
Synopsys, Inc. (a)	5	2,149
Teradata Corporation (a)	18	823
Teradyne, Inc.	8	855
Texas Instruments Incorporated	37	5,900
TTM Technologies, Inc. (a)	17	225
Twilio Inc. - Class A (a)	8	476
Tyler Technologies, Inc. (a)	1	406
Unity Software Inc. (a)	13	421
VeriSign, Inc. (a)	8	1,700
Vishay Intertechnology, Inc.	39	963
VMware, Inc. - Class A (a)	7	1,173
Vontier Corporation	17	518
Western Digital Corporation (a)	41	1,887
Workday, Inc. - Class A (a)	10	2,075
Xerox Holdings Corporation	40	628
		326,646
Health Care 15.9%
AbbVie Inc.	169	25,244
Align Technology, Inc. (a)	5	1,478
AmerisourceBergen Corporation	16	2,829
Amgen Inc.	73	19,569
AMN Healthcare Services, Inc. (a)	4	354
Baxter International Inc.	29	1,082
Becton, Dickinson and Company	20	5,203
Biogen Inc. (a)	16	4,115
BioMarin Pharmaceutical Inc. (a)	3	266
Boston Scientific Corporation (a)	45	2,378
Bristol-Myers Squibb Company	142	8,224
Bruker Corporation	11	704
Cardinal Health, Inc.	87	7,582
Chemed Corporation	3	1,575
CVS Health Corporation	326	22,788
DaVita Inc. (a)	26	2,454
Dentsply Sirona Inc.	30	1,036
DexCom, Inc. (a)	19	1,735
Elevance Health, Inc.	4	1,760
Eli Lilly and Company	69	36,933
Encompass Health Corporation	24	1,606
Exact Sciences Corporation (a)	9	598
Exelixis, Inc. (a)	15	324
Gilead Sciences, Inc.	240	17,980
Globus Medical, Inc. - Class A (a)	5	238
Haemonetics Corporation (a)	7	636
HCA Healthcare, Inc.	19	4,556
Henry Schein, Inc. (a)	11	790
Hologic, Inc. (a)	15	1,049
Horizon Therapeutics Public Limited Company (a)	15	1,700
Humana Inc.	3	1,526
IDEXX Laboratories, Inc. (a)	5	2,384
Illumina, Inc. (a)	5	654
Incyte Corporation (a)	7	417
Integra LifeSciences Holdings Corporation (a)	5	189
Intuitive Surgical, Inc. (a)	11	3,170
Jazz Pharmaceuticals Public Limited Company (a)	2	273
Johnson & Johnson	160	24,975
Masimo Corporation (a)	4	382
McKesson Corporation	36	15,572
Merck & Co., Inc.	326	33,596
Mettler-Toledo International Inc. (a)	1	1,040
Moderna, Inc. (a)	10	1,061
Neurocrine Biosciences, Inc. (a)	3	305
Organon & Co.	89	1,550
Owens & Minor, Inc. (a)	27	435
Patterson Companies, Inc.	31	924
Pediatrix Medical Group, Inc. (a)	19	245
Pfizer Inc.	442	14,650
Premier Healthcare Solutions, Inc. - Class A	26	566
Quest Diagnostics Incorporated	14	1,657
Regeneron Pharmaceuticals, Inc. (a)	11	9,299
ResMed Inc.	9	1,326
Royalty Pharma PLC - Class A	18	493

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Seagen Inc. (a)	8	1,787
Select Medical Holdings Corporation	25	631
Steris Limited	7	1,510
Stryker Corporation	10	2,829
Teladoc Health, Inc. (a)	14	259
Teleflex Incorporated	3	625
Tenet Healthcare Corporation (a)	41	2,729
The Cooper Companies, Inc.	6	1,766
United Therapeutics Corporation (a)	12	2,810
Universal Health Services, Inc. - Class B	11	1,410
Veeva Systems Inc. - Class A (a)	7	1,404
Vertex Pharmaceuticals Incorporated (a)	8	2,777
Viatris Inc.	331	3,260
Waters Corporation (a)	3	712
West Pharmaceutical Services, Inc.	6	2,208
Zimmer Biomet Holdings, Inc.	7	736
Zoetis Inc. - Class A	7	1,247
		322,175
Consumer Staples 12.6%
Albertsons Companies, Inc. - Class A	8	181
Altria Group, Inc.	299	12,581
Archer-Daniels-Midland Company	122	9,236
B&G Foods, Inc.	31	302
Brown-Forman Corporation - Class B	30	1,716
Bunge Limited	51	5,484
Cal-Maine Foods, Inc.	17	837
Campbell Soup Company	16	655
Casey's General Stores, Inc.	11	2,917
Central Garden & Pet Company - Class A (a)	9	367
Church & Dwight Co., Inc.	19	1,732
Coca-Cola Consolidated, Inc.	—	276
Colgate-Palmolive Company	64	4,579
Conagra Brands, Inc.	40	1,106
Constellation Brands, Inc. - Class A	6	1,581
Costco Wholesale Corporation	17	9,566
Dollar General Corporation	18	1,942
Dollar Tree, Inc. (a)	10	1,109
Edgewell Personal Care Colombia S A S	21	769
Flowers Foods, Inc.	40	882
General Mills, Inc.	46	2,958
Herbalife Nutrition Ltd. (a)	18	246
Hormel Foods Corporation	16	603
Ingles Markets, Incorporated - Class A	4	274
Ingredion Incorporated	13	1,242
J&J Snack Foods Corp.	2	321
Kellogg Company	33	1,944
Keurig Dr Pepper Inc.	50	1,581
Kimberly-Clark Corporation	32	3,893
Kraft Foods Group, Inc.	106	3,561
Lamb Weston Holdings, Inc.	20	1,892
Lancaster Colony Corporation	5	805
McCormick & Company, Incorporated	17	1,324
Molson Coors Beverage Company - Class B	47	3,019
Mondelez International, Inc. - Class A	126	8,763
Monster Beverage 1990 Corporation (a)	63	3,342
National Beverage Corp. (a)	5	254
Nomad Foods Limited (a)	15	226
Nu Skin Enterprises, Inc. - Class A	36	765
PepsiCo, Inc.	151	25,671
Performance Food Group Company (a)	27	1,563
Philip Morris International Inc.	173	16,030
Post Holdings, Inc. (a)	12	1,048
PriceSmart, Inc.	5	403
Sprouts Farmers Market, Inc. (a)	67	2,849
Sysco Corporation	26	1,729
Target Corporation	104	11,471
The Andersons, Inc.	9	463
The Boston Beer Company, Inc. - Class A (a)	2	646
The Clorox Company	21	2,744
The Coca-Cola Company	266	14,907
The Hershey Company	9	1,707
The J. M. Smucker Company	10	1,266
The Kroger Co.	199	8,902
The Procter & Gamble Company	136	19,826
Treehouse Foods, Inc. (a)	13	558
Tyson Foods, Inc. - Class A	60	3,032
United Natural Foods, Inc. (a)	21	294
Universal Corporation	5	220
US Foods Holding Corp. (a)	36	1,447
Vector Group Ltd.	27	287
Walgreens Boots Alliance, Inc.	335	7,461
Walmart Inc.	226	36,195
Weis Markets, Inc.	4	234
		255,784
Financials 12.5%
Affiliated Managers Group, Inc.	10	1,242
AFLAC Incorporated	33	2,534
AGNC Investment Corp.	66	623
Ally Financial Inc.	61	1,620
American Equity Investment Life Holding Company	19	1,013
American International Group, Inc.	113	6,845
Ameriprise Financial, Inc.	3	1,070
Annaly Capital Management, Inc.	33	612
Aon Global Limited - Class A	20	6,374
Apollo Global Management, Inc.	18	1,658
Ares Management Corporation - Class A	11	1,116
Arthur J. Gallagher & Co.	13	2,882
Artisan Partners Asset Management Inc. - Class A	12	445
Assurant, Inc.	4	560
Berkshire Hathaway Inc. - Class B (a)	56	19,579
BlackRock, Inc.	4	2,764
Blackstone Inc. - Class A	16	1,744
Blackstone Mortgage Trust, Inc. - Class A (b)	17	380
Bread Financial Payments, Inc.	18	610
Brighthouse Financial, Inc. (a)	20	993
Brown & Brown, Inc.	14	962
Capital One Financial Corporation	55	5,312
Chimera Investment Corporation	82	449
Citigroup Inc.	424	17,447
CME Group Inc. - Class A	12	2,390
CNO Financial Group, Inc.	32	752
Coinbase Global, Inc. - Class A (a)	7	560
Corebridge Financial, Inc.	6	114
Discover Financial Services	13	1,099
Erie Indemnity Company - Class A	5	1,369
Essent Group Ltd.	5	251
Evercore Inc. - Class A	8	1,163
FactSet Research Systems Inc.	2	1,065
Federated Hermes, Inc. - Class B	17	589
First American Financial Corporation	3	195
First Citizens BancShares, Inc. - Class A	—	704
Fiserv, Inc. (a)	17	1,939
FleetCor Technologies, Inc. (a)	3	845
Franklin Resources, Inc.	56	1,379
Genworth Financial, Inc. - Class A (a)	142	834
Globe Life Inc.	2	238
Houlihan Lokey, Inc. - Class A	9	987
Independence Holdings, LLC	15	615
Interactive Brokers Group, Inc. - Class A	7	593
Intercontinental Exchange, Inc.	20	2,211
Invesco Ltd.	65	943
Jack Henry & Associates, Inc.	10	1,530
Jackson Financial Inc. - Class A (c)	28	1,070
Janus Henderson Group PLC	27	688
Jefferies Financial Group Inc.	15	534
JPMorgan Chase & Co.	89	12,915
K.K.R. Co., Inc. - Class A	20	1,224
Ladder Capital Corp - Class A	27	273
Lincoln National Corporation	33	813
Loews Corporation	19	1,216
LPL Financial Holdings Inc.	8	1,894
Markel Group Inc. (a)	—	552
MarketAxess Holdings Inc.	2	478
Marsh & Mclennan Companies, Inc.	42	7,984
MasterCard Incorporated - Class A	38	15,216
Mercury General Corporation	9	242
MetLife, Inc.	64	4,056
MFA Financial, Inc.	47	453

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
MGIC Investment Corporation	31	520
Moelis & Company - Class A	11	484
Moody's Corporation	6	1,760
Morningstar, Inc.	1	324
Mr. Cooper Group Inc. (a)	10	525
MSCI Inc. - Class A	6	2,838
Nasdaq, Inc.	10	464
Navient Corporation	45	782
New York Community Bancorp, Inc. - Series A	127	1,441
New York Mortgage Trust, Inc.	26	218
Old Republic International Corporation	7	202
PennyMac Financial Services, Inc.	5	361
PennyMac Mortgage Investment Trust (b)	30	375
Primerica, Inc.	2	346
ProAssurance Corporation	13	242
PROG Holdings, Inc. (a)	17	554
Prudential Financial, Inc.	60	5,678
Redwood Trust, Inc. (b)	51	364
Reinsurance Group of America, Incorporated	2	330
RITHM Capital Corp.	122	1,136
RLI Corp.	6	781
Robinhood Markets, Inc. - Class A (a)	29	288
S&P Global Inc.	5	1,782
SEI Investments Company	22	1,310
Selective Insurance Group, Inc.	4	421
SLM Corporation	89	1,210
SoFi Technologies, Inc. (a) (b)	37	295
Starwood Property Trust, Inc. (b)	37	707
State Street Corporation	9	637
Stewart Information Services Corporation	7	317
Stifel Financial Corp.	5	318
Synchrony Financial	172	5,244
T. Rowe Price Group, Inc.	20	2,082
The Allstate Corporation	43	4,797
The Bank of New York Mellon Corporation (c)	78	3,306
The Goldman Sachs Group, Inc.	10	3,383
The Hanover Insurance Group, Inc.	7	773
The Hartford Financial Services Group, Inc.	9	628
The Progressive Corporation	30	4,168
The Travelers Companies, Inc.	28	4,539
The Western Union Company	61	810
Tradeweb Markets Inc. - Class A	9	741
Two Harbors Investment Corp.	27	363
Unum Group	50	2,457
Virtu Financial, Inc. - Class A	22	373
Visa Inc. - Class A	80	18,292
Voya Financial, Inc.	5	306
Washington Federal, Inc.	9	225
Wells Fargo & Company	479	19,553
Wex, Inc. (a)	2	409
White Mountains Insurance Group Ltd	—	627
Willis Towers Watson Public Limited Company	6	1,192
Zurich American Corporation	10	435
		252,520
Industrials 12.2%
3M Company	59	5,492
A. O. Smith Corporation	29	1,893
AAR Corp. (a)	8	451
ABM Industries Incorporated	20	782
Acuity Brands, Inc.	4	738
AECOM	18	1,508
AGCO Corporation	7	835
Allison Systems, Inc.	31	1,843
American Airlines Group Inc. (a)	56	722
American Woodmark Corporation (a)	4	339
AMETEK, Inc.	7	1,063
APi Group Corp (a)	22	558
Apogee Enterprises, Inc.	6	273
Applied Industrial Technologies, Inc.	3	443
Arcbest Corporation	3	283
Arcosa, Inc.	9	638
Armstrong World Industries, Inc.	4	319
Automatic Data Processing, Inc.	14	3,419
Avis Budget Group, Inc. (a)	18	3,313
Boise Cascade Company	15	1,572
Booz Allen Hamilton Holding Corporation - Class A	32	3,532
Broadridge Financial Solutions, Inc.	16	2,852
Builders FirstSource, Inc. (a)	4	447
BWXT Government Group, Inc.	22	1,644
C.H. Robinson Worldwide, Inc.	24	2,028
Caci International Inc. - Class A (a)	6	1,810
Carrier Global Corporation	50	2,742
Caterpillar Inc.	34	9,322
Cintas Corporation	5	2,538
Clean Harbors, Inc. (a)	3	422
Comfort Systems USA, Inc.	3	477
Copart, Inc. (a)	84	3,624
CoreCivic, Inc. (a)	34	384
CSG Systems International, Inc.	6	309
CSX Corporation	102	3,132
Cummins Inc.	15	3,465
Curtiss-Wright Corporation	7	1,280
Deere & Company	8	3,158
Delta Air Lines, Inc.	4	159
Donaldson Company, Inc.	18	1,049
Dover Corporation	4	579
Eaton Corporation Public Limited Company	12	2,619
EMCOR Group, Inc.	2	427
Emerson Electric Co.	27	2,621
Encore Wire Corporation	5	850
Equifax Inc.	6	1,029
Expeditors International of Washington, Inc.	18	2,038
Fastenal Company	20	1,067
FedEx Corporation	7	1,894
Flowserve Corporation	6	237
Fluor Corporation (a)	11	418
Fortive Corporation	10	769
Fortune Brands Innovations, Inc.	4	234
Franklin Electric Co., Inc.	4	376
FTI Consulting, Inc. (a)	8	1,450
GATX Corporation	6	681
Generac Holdings Inc. (a)	2	236
General Electric Company	118	13,086
Genpact Limited	39	1,399
GMS Inc. (a)	7	466
Graco Inc.	18	1,336
Granite Construction Incorporated	14	544
GXO Logistics Inc. (a)	5	320
Healthcare Services Group, Inc.	28	292
HEICO Corporation	5	758
Hexcel Corporation	18	1,159
Hillenbrand, Inc.	5	208
HNI Corporation	10	352
Howmet Aerospace Inc.	39	1,823
Hub Group, Inc. - Class A (a)	8	612
Hubbell Incorporated	4	1,282
Huntington Ingalls Industries, Inc.	1	300
IDEX Corporation	10	2,001
Illinois Tool Works Inc.	21	4,845
Ingersoll Rand Inc.	19	1,205
Insperity, Inc.	3	275
ITT Inc.	11	1,098
J.B. Hunt Transport Services, Inc.	3	536
JELD-WEN Holding, Inc. (a)	19	248
JetBlue Airways Corporation (a)	61	279
Johnson Controls International Public Limited Company	21	1,130
KBR, Inc.	14	843
Kennametal Inc.	14	355
Kirby Corporation (a)	3	226
Knight-Swift Transportation Holdings Inc. - Class A	7	345
L3Harris Technologies, Inc.	13	2,218
Landstar System, Inc.	10	1,711
Leidos Holdings, Inc.	11	1,058
Lennox International Inc.	8	2,890
Lincoln Electric Holdings, Inc.	10	1,845
Lockheed Martin Corporation	33	13,550
ManpowerGroup Inc.	13	966
Masco Corporation	15	802

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Masonite International Corporation (a)	2	207
MasTec, Inc. (a)	3	215
Masterbrand, Inc. (a)	41	493
Matson Intermodal - Paragon, Inc.	4	379
Maximus, Inc.	14	1,017
MDU Resources Group, Inc.	62	1,219
Mine Safety Appliances Company, LLC	2	367
Moog Inc. - Class A	5	565
MSC Industrial Direct Co., Inc. - Class A	18	1,732
Mueller Industries, Inc.	18	1,340
Nordson Corporation	3	624
Northrop Grumman Corporation	12	5,421
Now, Inc. (a)	28	338
Nvent Electric Public Limited Company	8	432
Old Dominion Freight Line, Inc.	3	1,240
Openlane, Inc. (a)	24	362
Oshkosh Corporation	16	1,498
Otis Worldwide Corporation	35	2,785
Owens Corning	7	966
PACCAR Inc	16	1,360
Parker-Hannifin Corporation	4	1,544
Parsons Corporation (a)	7	389
Paychex, Inc.	10	1,132
Pentair Public Limited Company	29	1,883
Primoris Services Corporation	12	401
Quanta Services, Inc.	12	2,195
Republic Services, Inc.	8	1,143
Resideo Technologies, Inc. (a)	22	345
Robert Half Inc.	10	705
Rockwell Automation, Inc.	4	1,036
Rollins, Inc.	32	1,191
Rush Enterprises, Inc. - Class A	12	501
Ryder System, Inc.	13	1,408
Saia, Inc. (a)	1	523
Schneider National, Inc. - Class B	17	458
Science Applications International Corporation	3	292
Simpson Manufacturing Co., Inc.	4	610
SiteOne Landscape Supply, Inc. (a)	2	337
SkyWest, Inc. (a)	18	741
Snap-on Incorporated	2	434
Spirit AeroSystems Holdings, Inc. - Class A	6	97
Stanley Black & Decker, Inc.	5	400
Steelcase Inc. - Class A	33	363
Stericycle, Inc. (a)	11	481
Terex Corporation	27	1,554
Tetra Tech, Inc.	2	377
Textron Inc.	6	456
The Boeing Company (a)	19	3,579
The GEO Group, Inc. (a)	45	365
The Greenbrier Companies, Inc.	15	613
The Timken Company	12	893
The Toro Company	18	1,534
TransDigm Group Incorporated (a)	2	1,904
Trinet Group, Inc. (a)	4	515
Trinity Industries, Inc.	15	356
Uber Technologies, Inc. (a)	61	2,790
UFP Industries, Inc.	12	1,258
U-Haul Holding Company (a) (b)	17	928
Unifirst Corporation	3	413
Union Pacific Corporation	39	7,890
United Airlines Holdings, Inc. (a)	9	394
United Parcel Service, Inc. - Class B	48	7,521
United Rentals, Inc.	2	940
Verisk Analytics, Inc.	21	4,961
Veritiv Corporation	3	457
W. W. Grainger, Inc.	4	3,098
Waste Management, Inc.	15	2,363
Watsco, Inc.	9	3,317
Watts Water Technologies, Inc. - Class A	1	208
Werner Enterprises, Inc.	24	939
WESCO International, Inc.	15	2,206
Westinghouse Air Brake Technologies Corporation	5	522
Woodward, Inc.	3	347
XPO, Inc. (a)	6	416
Xylem Inc.	21	1,869
		246,898
Consumer Discretionary 11.0%
Abercrombie & Fitch Co. - Class A (a)	41	2,337
Academy Sports & Outdoors, Inc.	14	654
Acushnet Holdings Corp.	5	290
Adient Public Limited Company (a)	33	1,229
ADT, Inc.	14	87
Adtalem Global Education Inc. (a)	17	728
American Axle & Manufacturing Holdings, Inc. (a)	45	325
American Eagle Outfitters, Inc.	96	1,587
Asbury Automotive Group, Inc. (a)	7	1,528
AutoNation, Inc. (a)	15	2,340
AutoZone, Inc. (a)	2	6,236
Bath & Body Works, Inc.	18	600
Best Buy Co., Inc.	73	5,063
Bloomin' Brands, Inc.	15	362
Booking Holdings Inc. (a)	3	10,680
BorgWarner Inc.	24	980
Bright Horizons Family Solutions, Inc. (a)	6	515
Brunswick Corporation	17	1,367
Burlington Stores, Inc. (a)	3	440
Caesars Entertainment, Inc. (a)	10	452
Carnival Corporation (a)	106	1,461
Carter's, Inc.	24	1,628
Chipotle Mexican Grill, Inc. (a)	1	2,587
Churchill Downs Incorporated	7	830
Coupang, Inc. - Class A (a)	45	767
Cracker Barrel Old Country Store, Inc. (b)	7	491
Crocs, Inc. (a)	6	565
D.R. Horton, Inc.	9	1,012
Dana Incorporated	47	691
Darden Restaurants, Inc.	11	1,551
Dave & Buster's Entertainment, Inc. (a)	5	178
Deckers Outdoor Corporation (a)	4	1,929
Dick's Sporting Goods, Inc.	18	1,905
Dillard's, Inc. - Class A (b)	2	605
Domino's Pizza, Inc.	7	2,759
Doordash, Inc. - Class A (a)	14	1,107
Dorman Products, Inc. (a)	4	331
eBay Inc.	124	5,481
Five Below, Inc. (a)	3	426
Floor & Decor Holdings, Inc. - Class A (a)	5	456
Foot Locker, Inc.	49	847
Ford Motor Company	735	9,125
General Motors Company	272	8,959
Gentex Corporation	53	1,732
Genuine Parts Company	9	1,238
Graham Holdings Co., Ltd. - Class B	1	434
Grand Canyon Education, Inc. (a)	8	911
Group 1 Automotive, Inc.	6	1,603
Guess ?, Inc.	15	316
H & R Block, Inc.	47	2,010
Hanesbrands Inc.	72	285
Harley-Davidson, Inc.	15	491
Helen of Troy Limited (a)	3	325
Hilton Worldwide Holdings Inc.	8	1,161
Hyatt Hotels Corporation - Class A	2	234
International Game Technology PLC	30	898
Jack in the Box Inc.	13	868
KB Home	9	410
Kohl's Corporation	50	1,041
Kontoor Brands, Inc.	15	673
Las Vegas Sands Corp.	50	2,296
Laureate Education, Inc. - Class A	35	495
La-Z-Boy Incorporated	15	454
Lear Corporation	11	1,459
Leggett & Platt, Incorporated	23	586
Lennar Corporation - Class A	8	885
Light & Wonder, Inc. (a)	4	300
Lithia Motors, Inc. - Class A	4	1,225
Lowe`s Companies, Inc.	31	6,414
M.D.C. Holdings, Inc.	17	718
M/I Homes, Inc. (a)	6	501

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Macy's, Inc.	64	745
Marriott International, Inc. - Class A	14	2,681
McDonald's Corporation	74	19,606
Meritage Homes Corporation	8	979
MGM Resorts International	8	286
Murphy USA Inc.	10	3,428
Newell Brands Inc.	10	86
NIKE, Inc. - Class B	53	5,115
Nordstrom, Inc. (b)	29	438
Norwegian Cruise Line Holdings Ltd. (a)	20	329
NVR, Inc. (a)	—	1,425
O'Reilly Automotive, Inc. (a)	9	8,303
Penske Automotive Group, Inc.	8	1,299
Polaris Inc.	3	291
Pool Corporation	3	1,251
PulteGroup, Inc.	28	2,080
PVH Corp.	8	614
Qurate Retail, Inc. - Series A (a)	133	80
Ralph Lauren Corporation - Class A	5	582
Red Rock Resorts, Inc. - Class A	7	275
RH (a)	1	173
Ross Stores, Inc.	11	1,189
Royal Caribbean Cruises Ltd.	7	639
Sally Beauty Holdings, Inc. (a)	54	449
Service Corporation International	17	958
Signet Jewelers Limited	12	859
Skechers U.S.A., Inc. - Class A (a)	7	320
Sonic Automotive, Inc. - Class A	8	360
Starbucks Corporation	59	5,381
Steven Madden, Ltd.	16	511
Strategic Education, Inc.	5	404
Taylor Morrison Home II Corporation - Class A (a)	39	1,644
Tempur Sealy International, Inc.	23	982
Texas Roadhouse, Inc. - Class A	7	663
The Buckle, Inc.	12	405
The Cheesecake Factory Incorporated	9	275
The Gap, Inc.	97	1,027
The Goodyear Tire & Rubber Company (a)	90	1,121
The Home Depot, Inc.	41	12,379
The ODP Corporation (a)	14	662
The TJX Companies, Inc.	67	5,987
The Wendy's Company	71	1,444
Thor Industries, Inc.	18	1,716
Toll Brothers, Inc.	15	1,145
TopBuild Corp. (a)	1	378
Tractor Supply Company	10	2,018
TRI Pointe Homes Holdings, Inc. (a)	46	1,257
Ulta Beauty, Inc. (a)	3	1,146
Urban Outfitters, Inc. (a)	29	950
V.F. Corporation	20	350
Vail Resorts, Inc.	5	1,136
Valvoline, Inc.	21	689
Vista Outdoor Inc. (a)	9	302
Visteon Corporation (a)	8	1,104
Vitamin Oldco Holdings, Inc. (a) (d)	6	—
Whirlpool Corporation	11	1,438
Williams-Sonoma, Inc.	14	2,189
Wyndham Hotels & Resorts, Inc.	7	488
Wynn Resorts, Limited	5	423
Yum! Brands, Inc.	38	4,765
		222,673
Energy 6.9%
Antero Resources Corporation (a)	18	458
Apa Corp.	8	327
Archrock, Inc.	35	437
Baker Hughes Company - Class A	150	5,299
ChampionX Corporation	9	331
Chevron Corporation	118	19,866
Civitas Resources, Inc.	4	291
CNX Resources Corporation (a)	46	1,049
ConocoPhillips	37	4,400
CVR Energy, Inc.	13	439
Delek US Holdings, Inc.	38	1,082
Equitrans Midstream Corporation	25	237
Exxon Mobil Corporation	190	22,284
Halliburton Company	25	997
Helmerich & Payne, Inc.	22	918
Hess Corporation	18	2,711
HF Sinclair Corporation	5	293
Kinder Morgan, Inc.	42	693
Marathon Oil Corporation	105	2,808
Marathon Petroleum Corporation	147	22,308
Murphy Oil Corporation	26	1,196
Nabors Industries Ltd. (a)	3	350
NOV Inc.	82	1,718
Occidental Petroleum Corporation	40	2,603
Oceaneering International, Inc. (a)	35	891
Patterson-UTI Energy, Inc.	60	825
PBF Energy Inc. - Class A	43	2,286
Peabody Energy Corporation	31	795
Permian Resources Corporation - Class A	42	591
Phillips 66	117	14,027
Range Resources Corporation	21	695
Schlumberger Limited	92	5,361
SM Energy Company	23	910
Targa Resources Corp.	12	1,068
TechnipFMC PLC	81	1,654
Transocean Ltd. (a) (e)	101	831
Valero Energy Corporation	105	14,829
World Kinect Corporation	26	587
		138,445
Communication Services 6.2%
Activision Blizzard, Inc.	49	4,630
AT&T Inc.	1,707	25,638
Cinemark Holdings, Inc. (a)	31	569
Comcast Corporation - Class A	361	16,026
EchoStar Corporation - Class A (a)	10	169
Electronic Arts Inc.	18	2,120
Former Charter Communications Parent, Inc. - Class A (a)	14	6,245
Fox Corporation - Class A	41	1,267
John Wiley & Sons, Inc. - Class A	9	322
Liberty Broadband Corporation - Series C (a)	8	709
Liberty Global PLC - Class C (a)	107	1,989
Liberty Latin America Ltd. - Class C (a)	47	385
Lumen Technologies Inc. (a)	266	378
Meta Platforms, Inc. - Class A (a)	108	32,309
Netflix, Inc. (a)	14	5,129
News Corporation - Class A	55	1,111
Nexstar Media Group, Inc. - Class A	5	738
Omnicom Group Inc.	34	2,548
Paramount Global - Class B	57	735
Pinterest, Inc. - Class A (a)	30	804
Roku Inc. - Class A (a)	6	420
Scholastic Corporation	7	267
Snap Inc. - Class A (a)	47	423
Take-Two Interactive Software, Inc. (a)	6	860
TEGNA Inc.	87	1,266
Telephone and Data Systems, Inc.	62	1,127
The Interpublic Group of Companies, Inc.	61	1,756
The New York Times Company - Class A	20	809
T-Mobile USA, Inc.	24	3,382
Verizon Communications Inc.	327	10,599
Yelp Inc. (a)	25	1,028
		125,758
Materials 3.6%
Air Products and Chemicals, Inc.	7	1,944
Alcoa Corporation	18	534
Amcor Pty Ltd	75	688
AptarGroup, Inc.	11	1,411
ATI Inc. (a)	18	754
Avery Dennison Corporation	8	1,379
Axalta Coating Systems Ltd. (a)	32	850
Ball Corporation	5	259
Berry Global Group, Inc.	17	1,034
Cabot Corporation	9	643
Carpenter Technology Corporation	15	1,003
Celanese Corporation - Class A	11	1,364

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Commercial Metals Company	32	1,580
Corteva, Inc.	14	741
Crown Holdings, Inc.	14	1,213
DuPont de Nemours, Inc.	59	4,438
Eagle Materials Inc.	5	824
Eastman Chemical Company	7	535
Freeport-McMoRan Inc.	44	1,641
Graphic Packaging Holding Company	92	2,040
Greif, Inc. - Class A	7	445
Huntsman Corporation	26	631
Innospec Inc.	3	347
International Flavors & Fragrances Inc.	3	183
International Paper Company	27	947
Kaiser Aluminum Corporation	4	272
Legacy Vulcan Corp.	4	776
Linde Public Limited Company	15	5,556
Louisiana-Pacific Corporation (W VA)	12	670
LyondellBasell Industries N.V. - Class A	63	5,992
Martin Marietta Materials, Inc.	2	735
MOS Holdings Inc.	50	1,772
NewMarket Corporation	2	740
Newmont Corporation	46	1,704
Nucor Corporation	29	4,545
O-I Glass, Inc. (a)	38	631
Olin Corporation	16	781
PPG Industries, Inc.	18	2,356
Reliance Steel & Aluminum Co.	10	2,676
Royal Gold, Inc.	7	773
RPM International Inc.	26	2,464
Schnitzer Steel Industries, Inc. - Class A	11	293
Sealed Air Corporation	37	1,210
Sensient Technologies Corporation	8	493
Silgan Holdings Inc.	22	938
Sonoco Products Company	24	1,324
Southern Copper Corporation	2	120
Steel Dynamics, Inc.	10	1,088
Stepan Company	4	313
Sylvamo Corporation	14	613
The Chemours Company	15	431
The Scotts Miracle-Gro Company	12	596
The Sherwin-Williams Company	6	1,467
United States Steel Corporation	38	1,242
Warrior Met Coal, Inc.	29	1,470
WestRock Company	46	1,653
Worthington Industries, Inc.	8	477
		73,599
Real Estate 1.7%
American Homes 4 Rent - Class A	21	694
Americold Realty Trust	35	1,065
Apple Hospitality REIT, Inc.	47	718
Camden Property Trust	8	774
CBRE Group, Inc. - Class A (a)	9	699
COPT Defense Properties	16	373
CoStar Group, Inc. (a)	19	1,481
Cubesmart, L.P.	15	588
DiamondRock Alpharetta Tenant, LLC	51	411
DigitalBridge Group, Inc. - Class A	43	752
ELME Communities	13	182
Equinix, Inc.	4	2,803
Equity Commonwealth	22	408
Equity Lifestyle Properties, Inc.	8	509
Extra Space Storage Inc.	7	879
First Industrial Realty Trust, Inc.	8	371
Gaming and Leisure Properties, Inc.	27	1,217
Healthcare Realty Trust Incorporated - Class A	34	515
Host Hotels & Resorts, Inc.	11	172
Invitation Homes Inc.	46	1,455
Iron Mountain Incorporated	26	1,544
Jones Lang LaSalle Incorporated (a)	2	333
Kilroy Realty Corporation	8	268
Kite Realty Naperville, LLC	12	250
Lamar Advertising Company - Class A	9	713
LXP Industrial Trust	41	365
Omega Healthcare Investors, Inc.	12	399
Paramount Group, Inc.	63	290
Park Hotels & Resorts Inc.	59	721
Physicians Realty Trust	27	332
Piedmont Office Realty Trust, Inc. - Class A	32	180
Public Storage Operating Company	4	1,164
Rayonier Inc.	15	438
Realogy Holdings Corp. (a)	48	309
Regency Centers Corporation	8	491
RLJ III-EM Columbus Lessee, LLC	50	491
SBA Communications Corporation - Class A	1	267
Service Properties Trust	38	293
Simon Property Group, Inc.	24	2,637
SITE Centers Corp.	36	448
SL Green Realty Corp. (b)	7	264
Spirit Realty Capital, Inc.	7	220
STAG Industrial, Inc.	12	403
Sun Communities, Inc.	8	923
Sunstone Hotel Investors, Inc.	38	354
Tanger Factory Outlet Centers, Inc.	12	274
The Macerich Company	79	866
UDR, Inc.	20	701
Veris Residential, Inc.	19	308
VICI Properties Inc.	30	876
W.P. Carey Inc.	17	900
Xenia Hotels & Resorts, Inc.	27	322
Zillow Group, Inc. - Class C (a)	10	461
		34,871
Utilities 0.6%
Atmos Energy Corporation	11	1,120
Avista Corporation	13	433
Clearway Energy, Inc. - Class C	8	178
Constellation Energy Group, Inc.	10	1,077
Dominion Energy, Inc.	18	786
Evergy, Inc.	6	296
Exelon Corporation	59	2,212
Hawaiian Electric Industries, Inc.	15	179
National Fuel Gas Company	15	761
NRG Energy, Inc.	13	484
Ormat Technologies, Inc.	4	284
PG&E Corporation (a)	58	935
PNM Resources, Inc.	12	544
The AES Corporation	43	656
Vistra Corp.	58	1,936
		11,881
Total Common Stocks (cost $1,857,001)		2,011,250
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.26% (c) (f)	1,051	1,051
Investment Companies 0.0%
JNL Government Money Market Fund - Class I, 5.16% (c) (f)	454	454
Total Short Term Investments (cost $1,505)		1,505
Total Investments 99.4% (cost $1,858,506)		2,012,755
Other Derivative Instruments (0.0)%		(42)
Other Assets and Liabilities, Net 0.6%		11,405
Total Net Assets 100.0%		2,024,118

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/RAFI Multi-Factor U.S. Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Jackson Financial Inc. - Class A	299	680	1	29	—	92	1,070	0.1
JNL Government Money Market Fund, 5.16% - Class I	1,310	134,461	135,317	144	—	—	454	—
JNL Government Money Market Fund, 5.26% - Class SL	—	8,117	7,066	6	—	—	1,051	—
JNL Securities Lending Collateral Fund - Institutional Class	1,416	7,788	9,204	13	—	—	—	—
The Bank of New York Mellon Corporation	2,643	1,334	525	83	(62)	(84)	3,306	0.2
	5,668	152,380	152,113	275	(62)	8	5,881	0.3

JNL/RAFI Multi-Factor U.S. Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Transocean Ltd.	03/19/21	388	831	—

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	50	December 2023	10,984	(27)	(170)
S&P Midcap 400 Index	14	December 2023	3,566	(15)	(38)
				(42)	(208)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	2,011,250	—	—	2,011,250
Short Term Investments	1,505	—	—	1,505
	2,012,755	—	—	2,012,755
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(208)	—	—	(208)
	(208)	—	—	(208)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Balanced Fund
COMMON STOCKS 63.6%
Information Technology 13.1%
Accenture Public Limited Company - Class A	2	662
Adobe Inc. (a)	1	731
Advanced Micro Devices, Inc. (a)	5	519
Amphenol Corporation - Class A	—	8
Analog Devices, Inc.	2	394
Apple Inc.	68	11,679
Applied Materials, Inc.	5	703
Arista Networks, Inc. (a)	1	105
ASML Holding N.V. - ADR	1	776
ASML Holding N.V.	2	1,334
Atlassian Corporation - Class A (a)	1	240
Bill Holdings, Inc. (a)	2	221
Broadcom Inc.	2	1,916
Cadence Design Systems, Inc. (a)	1	209
Cisco Systems, Inc.	3	174
Confluent, Inc. - Class A (a)	3	84
CrowdStrike Holdings, Inc. - Class A (a)	1	117
Datadog, Inc. - Class A (a)	1	115
DocuSign, Inc. (a)	5	196
Entegris, Inc.	1	66
Fair Isaac Corporation (a)	—	78
First Solar, Inc. (a)	—	16
Fortinet, Inc. (a)	3	187
Gen Digital Inc.	7	131
Hamamatsu Photonics K.K.	8	336
Intuit Inc.	2	1,225
KLA Corporation	—	191
Lam Research Corporation	2	1,066
Largan Precision Co., Ltd.	2	132
Lattice Semiconductor Corporation (a)	1	52
Marvell Technology, Inc.	4	231
Micron Technology, Inc.	11	731
Microsoft Corporation	45	14,121
MongoDB, Inc. - Class A (a)	1	369
Monolithic Power Systems, Inc.	1	410
Murata Manufacturing Co., Ltd.	26	466
NTT DATA Corporation	59	790
NVIDIA Corporation	16	6,787
NXP Semiconductors N.V.	9	1,748
OMRON Corporation (b)	5	231
On Semiconductor Corporation (a)	3	310
Palo Alto Networks, Inc. (a)	—	94
Pure Storage, Inc. - Class A (a)	4	128
Qualcomm Incorporated	7	766
Renesas Electronics Corporation (a)	22	331
Roper Technologies, Inc.	2	831
Salesforce, Inc. (a)	4	864
Samsara Inc. - Class A (a)	—	11
Samsung Electronics Co Ltd	19	964
SAP SE	7	924
ServiceNow, Inc. (a)	3	1,525
Shopify Inc. - Class A (a)	6	334
Snowflake Inc. - Class A (a)	1	128
Synopsys, Inc. (a)	2	1,101
Taiwan Semiconductor Manufacturing Company Limited - ADR	2	207
Taiwan Semiconductor Manufacturing Company Limited	91	1,490
TE Connectivity Ltd. (c)	4	510
Teledyne Technologies Incorporated (a)	—	147
Telefonaktiebolaget LM Ericsson - Class B (b)	98	476
Texas Instruments Incorporated	8	1,253
The Descartes Systems Group Inc. (a)	1	72
Tokyo Electron Limited	4	545
Trimble Inc. (a)	—	25
Western Digital Corporation (a)	2	96
Zebra Technologies Corporation - Class A (a)	—	35
Zoom Video Communications, Inc. - Class A (a)	—	24
Zscaler, Inc. (a)	1	93
		62,831
Financials 10.4%
Adyen N.V. (a) (c)	—	206
Affirm Holdings, Inc. - Class A (a) (b)	3	60
AIA Group Limited	76	612
American Express Company	6	872
American International Group, Inc.	6	346
ANZ Group Holdings Limited	22	364
Apollo Global Management, Inc.	1	118
Ares Management Corporation - Class A	1	76
AXA	42	1,255
Bank of America Corporation	45	1,230
Berkshire Hathaway Inc. - Class B (a)	9	3,239
BlackRock, Inc.	—	86
BNP Paribas	9	589
Bridgepoint Group PLC (c)	77	182
Brookfield Corporation - Class A	13	406
Capital One Financial Corporation	—	14
Cboe Global Markets, Inc.	1	94
Challenger Limited	36	147
Chubb Limited	8	1,756
Citigroup Inc.	4	151
CME Group Inc. - Class A	2	414
Corebridge Financial, Inc.	24	478
DBS Group Holdings Ltd	18	429
Definity Financial Corporation	8	224
Discover Financial Services	—	35
DNB Bank ASA	49	991
East West Bancorp, Inc.	2	99
Element Fleet Management Corp.	50	711
Equitable Holdings, Inc.	5	144
Erste Group Bank AG	7	230
Fifth Third Bancorp	5	137
Fiserv, Inc. (a)	14	1,619
FleetCor Technologies, Inc. (a)	2	524
Global Payments Inc.	2	280
HDFC Bank Limited	25	458
Huntington Bancshares Incorporated	9	94
ING Groep N.V.	79	1,041
Intercontinental Exchange, Inc.	2	198
Intesa Sanpaolo SPA	128	329
JPMorgan Chase & Co.	19	2,684
Julius Bar Gruppe AG - Class N	8	496
Lloyds Banking Group PLC	808	435
LPL Financial Holdings Inc.	—	81
Macquarie Group Limited	4	398
Marsh & Mclennan Companies, Inc.	3	628
MasterCard Incorporated - Class A	6	2,533
Melrose Industries PLC (a)	93	529
MetLife, Inc.	23	1,478
Mitsubishi HC Capital Inc.	40	270
Mitsubishi UFJ Financial Group Inc (b)	75	637
Moody's Corporation	—	146
Morgan Stanley	7	592
MSCI Inc. - Class A	—	119
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft in Munchen - Class N	4	1,420
National Bank of Canada	12	782
Ping An Insurance (Group) Company of China, Ltd. - Class H	28	156
Regions Financial Corporation	1	10
RenaissanceRe Holdings Ltd	1	173
S&P Global Inc.	1	547
Sampo Oyj - Class A	16	711
Standard Chartered PLC	36	332
Storebrand ASA	58	474
Sumitomo Mitsui Trust Bank, Limited (b)	7	245
Sun Life Financial Inc.	13	647
Svenska Handelsbanken AB - Class A	64	574
The Allstate Corporation	5	504
The Bank of New York Mellon Corporation	3	124
The Charles Schwab Corporation	15	843
The Goldman Sachs Group, Inc.	3	891
The Hartford Financial Services Group, Inc.	8	597
The PNC Financial Services Group, Inc.	5	555
The Progressive Corporation	7	997

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
The Travelers Companies, Inc.	4	672
Tokio Marine Holdings, Inc.	33	754
Tradeweb Markets Inc. - Class A	1	40
Truist Financial Corporation	1	26
U.S. Bancorp	8	263
United Overseas Bank Limited	32	671
Visa Inc. - Class A	14	3,142
Wells Fargo & Company	34	1,405
Western Alliance Bancorporation	1	28
XP Inc. - Class A	10	226
Zurich Insurance Group AG - Class N	2	789
		49,862
Health Care 8.5%
Abbott Laboratories	2	206
AbbVie Inc.	4	580
Agilent Technologies, Inc.	1	124
Alcon AG	5	365
Align Technology, Inc. (a)	—	72
AmerisourceBergen Corporation	7	1,256
Amgen Inc.	4	1,047
Astellas Pharma Inc.	62	864
AstraZeneca PLC - ADR	33	2,207
Avantor, Inc. (a)	3	59
Baxter International Inc.	3	128
Bayer Aktiengesellschaft - Class N	12	566
Becton, Dickinson and Company	3	683
Biogen Inc. (a)	—	67
Boston Scientific Corporation (a)	2	122
Bristol-Myers Squibb Company	1	85
Charles River Laboratories International, Inc. (a)	—	15
CVS Health Corporation	1	42
Danaher Corporation	6	1,494
Dentsply Sirona Inc.	1	46
DexCom, Inc. (a)	1	125
Edwards Lifesciences Corporation (a)	2	125
Elekta AB (publ) - Class B	41	281
Elevance Health, Inc.	6	2,396
Eli Lilly and Company	6	3,293
EssilorLuxottica	3	498
Evotec SE (a)	9	186
Fresenius SE & Co. KGaA	16	483
GE HealthCare Technologies Inc.	8	557
Genmab A/S (a)	1	243
Gilead Sciences, Inc.	1	44
GSK PLC - ADR	12	453
HCA Healthcare, Inc.	2	552
Hologic, Inc. (a)	1	90
Humana Inc.	2	1,122
Icon Public Limited Company (a)	—	49
Intuitive Surgical, Inc. (a)	4	1,269
IQVIA Holdings Inc (a)	—	40
Johnson & Johnson	9	1,370
Koninklijke Philips N.V.	24	486
McKesson Corporation	1	232
Medtronic, Inc.	8	639
Merck & Co., Inc.	12	1,244
Moderna, Inc. (a)	—	23
Molina Healthcare, Inc. (a)	—	74
Novartis AG - Class N	13	1,372
Novo Nordisk A/S - ADR	2	158
Novo Nordisk A/S - Class B	11	1,038
Otsuka Holdings Co., Ltd.	11	380
Pfizer Inc.	25	835
Regeneron Pharmaceuticals, Inc. (a)	1	475
Sanofi	14	1,542
Siemens Healthineers AG (c)	14	706
Stryker Corporation	2	655
Teleflex Incorporated	1	180
Tenet Healthcare Corporation (a)	5	303
The Cigna Group	1	265
Thermo Fisher Scientific Inc.	4	1,845
UnitedHealth Group Incorporated	7	3,549
Veeva Systems Inc. - Class A (a)	1	177
Vertex Pharmaceuticals Incorporated (a)	1	276
Viatris Inc.	16	157
West Pharmaceutical Services, Inc.	—	45
Zimmer Biomet Holdings, Inc.	1	121
Zoetis Inc. - Class A	4	686
		40,667
Consumer Discretionary 6.3%
Airbnb, Inc. - Class A (a)	—	55
Alibaba Group Holding Limited - ADR (a)	2	165
Amadeus IT Holding, S.A. (c)	7	406
Amazon.com, Inc. (a)	60	7,631
Aptiv PLC (a)	1	106
Autoliv, Inc. - SDR	5	510
AutoZone, Inc. (a)	—	625
Bath & Body Works, Inc.	4	121
Booking Holdings Inc. (a)	1	1,545
Burlington Stores, Inc. (a)	—	60
Carvana Co. - Class A (a)	3	138
Chipotle Mexican Grill, Inc. (a)	—	804
Compass Group PLC	35	850
DENSO Corporation	36	571
Doordash, Inc. - Class A (a)	2	156
Dowlais Group PLC (a)	99	128
Dr. Martens PLC	47	80
General Motors Company	4	127
H World Group Limited (a)	7	26
Hilton Worldwide Holdings Inc.	3	416
Honda Motor Co., Ltd.	21	233
InterContinental Hotels Group PLC	1	40
Kering	1	443
Kingfisher PLC	218	592
Kyoritsu Maintenance Co., Ltd.	—	17
Las Vegas Sands Corp.	3	128
Lowe`s Companies, Inc.	1	165
Lululemon Athletica Canada Inc. (a)	1	387
Magna International Inc.	11	575
Marriott International, Inc. - Class A	—	96
McDonald's Corporation	4	947
Moncler S.p.A.	8	490
Next PLC	6	523
NIKE, Inc. - Class B	5	468
Norwegian Cruise Line Holdings Ltd. (a)	8	132
NVR, Inc. (a)	—	173
O'Reilly Automotive, Inc. (a)	—	184
Panasonic Holdings Corporation	45	507
Persimmon Public Limited Company	22	285
Rivian Automotive, Inc. - Class A (a)	4	95
Ross Stores, Inc.	5	558
Royal Caribbean Cruises Ltd.	1	120
Samsonite International S.A. (a) (c)	84	288
Service Corporation International	4	230
Sony Group Corporation	9	737
Stanley Electric Co., Ltd. (b)	11	179
Starbucks Corporation	2	190
Suzuki Motor Corporation (b)	10	411
Tesla Inc. (a)	13	3,363
The Home Depot, Inc.	3	953
The TJX Companies, Inc.	6	495
Toyota Motor Corporation (b)	60	1,082
Ulta Beauty, Inc. (a)	1	359
Wynn Resorts, Limited	1	81
Zalando SE (a) (c)	8	182
		30,228
Industrials 5.3%
3M Company	1	66
ABB Ltd - Class N	24	862
Alaska Air Group, Inc. (a)	—	11
AMETEK, Inc.	5	726
Ashtead Group Public Limited Company	9	558
Broadridge Financial Solutions, Inc.	1	107
Bunzl Public Limited Company	11	393
Canadian National Railway Company (b)	1	76
Canadian Pacific Kansas City Limited	—	27
Carrier Global Corporation	10	558
Caterpillar Inc.	1	304

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Central Japan Railway Company	13	304
Cintas Corporation	—	196
Copart, Inc. (a)	3	121
CSX Corporation	38	1,175
Cummins Inc.	3	771
DCC Public Limited Company	6	356
Deere & Company	1	261
Dover Corporation	1	126
Emerson Electric Co.	—	29
Equifax Inc.	—	31
FedEx Corporation	1	167
General Dynamics Corporation	3	573
General Electric Company	19	2,076
Honeywell International Inc.	1	269
Howmet Aerospace Inc.	2	74
Hubbell Incorporated	1	164
Huntington Ingalls Industries, Inc.	—	49
IDEX Corporation	2	389
Ingersoll Rand Inc.	2	156
J.B. Hunt Transport Services, Inc.	1	111
Johnson Controls International Public Limited Company	1	67
Kion Group AG	8	288
L3Harris Technologies, Inc.	4	657
Legrand	7	656
Mitsubishi Corporation	10	491
Mitsubishi Electric Corporation	57	701
Norfolk Southern Corporation	3	509
Northrop Grumman Corporation	1	402
Old Dominion Freight Line, Inc.	1	527
Otis Worldwide Corporation	1	98
PACCAR Inc	1	87
Prysmian S.p.A.	15	588
Quanta Services, Inc.	—	30
Recruit Holdings Co., Ltd.	14	440
Republic Services, Inc.	—	65
Rockwell Automation, Inc.	—	58
RTX Corporation	2	149
Safran	4	641
Saia, Inc. (a)	—	115
Sandvik Aktiebolag	30	554
Schneider Electric SE	—	28
Shoals Technologies Group, Inc. - Class A (a)	1	25
Siemens Aktiengesellschaft - Class N	16	2,268
SMC Corporation	1	223
Sociedad Quimica Y Minera De Chile S.A. - Series B - ADR	1	32
Southwest Airlines Co.	2	56
Stanley Black & Decker, Inc.	3	217
Sumitomo Corporation	27	541
TechnoPro Holdings, Inc.	16	351
Teleperformance SE	2	261
The Boeing Company (a)	2	427
THK Co.Ltd.	11	207
Trane Technologies Public Limited Company	—	58
TransDigm Group Incorporated (a)	—	341
Union Pacific Corporation	4	779
United Airlines Holdings, Inc. (a)	1	38
United Rentals, Inc.	—	23
Veralto Corporation (a)	—	11
Waste Connections, Inc.	1	157
Westinghouse Air Brake Technologies Corporation	6	664
WillScot Mobile Mini Holdings Corp. - Class A (a)	—	17
Worley Limited	46	512
		25,445
Communication Services 4.6%
Activision Blizzard, Inc.	2	173
Alphabet Inc. - Class A (a)	17	2,241
Alphabet Inc. - Class C (a)	53	6,994
Cellnex Telecom, S.A. (c)	1	25
Comcast Corporation - Class A	7	291
CyberAgent, Inc. (b)	43	229
Former Charter Communications Parent, Inc. - Class A (a)	—	132
KT Corp	14	359
Meta Platforms, Inc. - Class A (a)	17	5,008
NAVER Corporation	2	270
Netflix, Inc. (a)	4	1,389
Nippon Telegraph and Telephone Corporation	1,134	1,338
Sea Limited - Class A - ADR (a)	3	144
Tencent Holdings Limited	4	171
The Walt Disney Company (a)	2	179
T-Mobile USA, Inc.	14	1,949
Verizon Communications Inc.	4	119
Vodafone Group Public Limited Company - ADR	38	362
WPP 2012 Limited	61	539
Z Holdings Corporation	82	228
		22,140
Consumer Staples 4.1%
Altria Group, Inc.	2	80
Barry Callebaut AG - Class N	—	328
Colgate-Palmolive Company	8	583
Constellation Brands, Inc. - Class A	1	201
Costco Wholesale Corporation	1	521
Darling Ingredients Inc. (a)	2	102
Diageo PLC	20	750
Dollar General Corporation	3	314
Dollar Tree, Inc. (a)	—	16
e.l.f. Beauty, Inc. (a)	—	37
General Mills, Inc.	3	185
Heineken N.V.	8	675
Kenvue Inc.	43	854
Keurig Dr Pepper Inc.	5	171
Kirin Holdings Company, Ltd	17	237
Kraft Foods Group, Inc.	7	233
L'Oreal	2	760
Minerva S.A.	23	38
Mondelez International, Inc. - Class A	22	1,540
Monster Beverage 1990 Corporation (a)	2	123
Nestle S.A. - Class N	22	2,465
PepsiCo, Inc.	6	936
Philip Morris International Inc.	18	1,671
Seven & I Holdings Co., Ltd.	18	705
Sysco Corporation	1	75
Target Corporation	1	86
The Coca-Cola Company	16	872
The Procter & Gamble Company	12	1,741
Tyson Foods, Inc. - Class A	1	30
Unilever PLC	29	1,417
Walmart Inc.	7	1,109
Welcia Holdings Co., Ltd.	7	126
Wilmar International Limited	194	528
		19,509
Energy 3.8%
Baker Hughes Company - Class A	2	68
BP P.L.C. - ADR	4	173
Cactus, Inc. - Class A	1	28
Cameco Corporation	4	160
Canadian Natural Resources Limited	1	82
ChampionX Corporation	1	50
Chesapeake Energy Corporation	1	110
Chevron Corporation	12	2,071
ConocoPhillips	12	1,438
Devon Energy Corporation	2	118
Diamondback Energy, Inc.	1	203
EOG Resources, Inc.	3	357
EQT Corporation	25	997
Equinor ASA	41	1,356
Equitrans Midstream Corporation	4	34
Expro Group Holdings N.V. (a)	1	30
Exxon Mobil Corporation	19	2,186
Galp Energia, SGPS, S.A.	5	69
Halliburton Company	26	1,070
Hess Corporation	2	350
Kinder Morgan, Inc.	28	464
Kosmos Energy Ltd. (a)	9	72
Magnolia Oil & Gas Corporation - Class A	1	24
Marathon Petroleum Corporation	2	292
NAC Kazatomprom JSC - GDR (c)	1	60

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Noble Corporation PLC	1	56
NOV Inc.	6	124
OMV Aktiengesellschaft	1	64
Pioneer Natural Resources Company	1	170
Range Resources Corporation	24	768
Schlumberger Limited	23	1,359
Seadrill Limited (a)	1	31
Shell PLC - Class A	6	180
Shell PLC - Class A - ADR	11	708
Southwestern Energy Company (a)	8	49
Suncor Energy Inc.	4	125
Suncor Energy Inc.	2	58
TechnipFMC PLC	6	116
Tenaris S.A. - ADR	1	38
The Williams Companies, Inc.	11	379
TotalEnergies SE	25	1,637
Tourmaline Oil Corp	1	27
Valero Energy Corporation	1	136
Whitecap Resources Inc. (b)	6	50
		17,937
Materials 3.6%
Adriatic Metals PLC - CDI (a)	13	31
Agnico Eagle Mines Limited	1	49
Agnico Eagle Mines Limited	2	93
Akzo Nobel N.V.	7	476
Alamos Gold Inc - Class A	5	58
Alamos Gold Inc - Class A	3	34
Alrosa (Public Joint Stock Company) (a) (c) (d)	40	—
Amcor Pty Ltd - CDI	16	147
Anglo American Platinum	1	55
Anglo American PLC	7	202
Antofagasta PLC	29	497
ArcelorMittal	3	69
ARE Holdings, Inc.	—	5
Asahi Kasei Corporation	43	269
Avery Dennison Corporation	—	69
Ball Corporation	2	118
Barrick Gold Corporation	4	65
BASF SE - Class N	9	387
Bellevue Gold Limited (a)	43	38
BHP Group Limited	40	1,146
BHP Group Limited	20	565
BlueScope Steel Limited	2	28
Boliden AB (a)	3	91
Calibre Mining Corp. (a)	21	21
Capricorn Metals Limited (a)	14	37
Central Asia Metals PLC	11	26
CF Industries Holdings, Inc.	2	184
Commercial Metals Company	1	25
Covestro AG (a) (c)	10	514
Emerald Resources NL (a) (b)	65	113
Endeavour Mining Corporation	5	92
ERO Copper Corp. (a)	8	133
Filo Corp. (a)	2	23
First Quantum Minerals Ltd	10	229
FMC Corporation	—	20
Franco-Nevada Corporation	2	322
Franco-Nevada Corporation	1	187
Freeport-McMoRan Inc.	25	914
Glencore PLC	40	228
Grupo Mexico, S.A.B. de C.V. - Class B	15	69
Hindalco Industries Limited	2	12
Hudbay Minerals Inc.	5	24
IGO Limited	110	887
Impala Platinum Holdings Limited (b)	12	60
Industrias Penoles, S.A.B. de C.V. (a)	2	26
Ivanhoe Electric Inc. (a) (b)	6	67
Johnson Matthey PLC	16	321
K92 Mining Inc. (a)	8	32
Karora Resources Inc. (a)	16	45
Kinross Gold Corporation	4	17
Korea Zinc Co., Ltd.	—	27
L'Air Liquide, societe anonyme pour l'Etude et l'Exploitation des procedes Georges Claude	4	735
Legacy Vulcan Corp.	1	124
Linde Public Limited Company	5	1,695
Lundin Gold Inc.	3	29
Martin Marietta Materials, Inc.	—	165
Newcrest Mining Limited	8	117
Newmont Corporation	6	225
NGEx Minerals Ltd. (a) (b)	3	12
Nippon Steel Corporation	6	133
Norsk Hydro ASA	14	86
Northam Platinum Limited	6	37
Northern Star Resources Ltd	27	177
Nucor Corporation	2	283
Nutrien Ltd.	8	471
Orla Mining Ltd. (a) (b)	11	39
Osisko Mining Inc. (a)	12	21
Packaging Corporation of America	1	83
Public Joint Stock Company Polyus (a) (c) (d)	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel (a) (c) (d)	—	—
Red 5 Limited (a)	89	15
Reliance Steel & Aluminum Co.	1	178
Rio Tinto Limited	1	100
Rio Tinto PLC	3	194
Royal Gold, Inc.	—	22
RPM International Inc.	1	73
Sibanye Stillwater	37	57
Skeena Resources Limited (a)	4	16
Snowline Gold Corp. (a)	3	9
South32 Limited	132	285
Southern Copper Corporation	3	260
SSAB AB - Class A	4	25
Steel Dynamics, Inc.	2	232
Stora Enso Oyj - Class R	35	440
Suzano Holding S.A.	4	48
Teck Resources Limited - Class B	4	161
The Sherwin-Williams Company	2	468
Tosoh Corporation (b)	4	55
Turquoise Hill Resources Ltd - Class A (a) (b)	17	150
Umicore	13	313
voestalpine AG (b)	1	27
Warrior Met Coal, Inc.	—	24
Wesdome Gold Mines Ltd (a)	14	72
West Fraser Timber Co. Ltd. (b)	1	70
West Fraser Timber Co. Ltd.	1	43
WestRock Company	2	57
Wheaton Precious Metals Corp.	4	170
Wheaton Precious Metals Corp.	7	270
Zijin Mining Group Co., Ltd. - Class H	6	9
		17,422
Real Estate 2.5%
Acadia Realty Trust	7	101
Alexandria Real Estate Equities, Inc.	1	82
American Homes 4 Rent - Class A	7	231
American Tower Corporation	2	397
Apple Hospitality REIT, Inc.	6	99
AvalonBay Communities, Inc.	2	334
Big Yellow Group PLC	2	25
Camden Property Trust	1	84
Canadian Apartment Properties Real Estate Investment Trust	2	53
Capitaland Group Pte. Ltd.	51	68
CBRE Group, Inc. - Class A (a)	1	62
CoStar Group, Inc. (a)	1	58
Crown Castle Inc.	1	97
Cubesmart, L.P.	4	145
Derwent London PLC	1	26
Douglas Emmett, Inc.	3	44
EastGroup Properties, Inc.	1	131
Equinix, Inc.	1	702
Equity Lifestyle Properties, Inc.	10	667
Equity Residential	4	236
Essex Property Trust, Inc.	1	282
Extra Space Storage Inc.	3	359
Federal Realty Investment Trust	—	13
Gaming and Leisure Properties, Inc.	2	90
Gecina	1	54

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Goodman Funding Pty Ltd	7	99
Granite Real Estate Investment Trust	1	46
Great Portland Estates P L C	38	193
Healthcare Realty Trust Incorporated - Class A	4	67
Hoshino Resorts REIT, Inc.	—	26
Host Hotels & Resorts, Inc.	3	46
Industrial & Infrastructure Fund Investment Corporation.	—	27
Invincible Investment Corporation	—	53
KATITAS Co., Ltd.	3	38
Kerry Properties Limited	12	19
Kilroy Realty Corporation	2	67
KRC Interim Corp.	2	39
LEG Immobilien SE (a)	1	59
Mapletree Industrial Trust	12	20
Mitsui Fudosan Co., Ltd.	38	835
Mitsui Fudosan Logistics Park Inc.	—	57
Nexus Select Trust (a)	16	23
Pebblebrook Hotel Trust	2	27
PotlatchDeltic Corporation	—	8
ProLogis Inc.	11	1,182
Public Storage Operating Company	4	987
Rayonier Inc.	2	59
Regency Centers Corporation	4	258
Rexford Industrial Realty, Inc.	6	298
SBA Communications Corporation - Class A	1	166
Scentre Group Limited	268	423
SEGRO Public Limited Company	6	51
Shurgard Self Storage Limited	1	50
Simon Property Group, Inc.	4	379
SL Green Realty Corp. (b)	1	19
StorageVault Canada Inc. (b)	7	24
Sun Communities, Inc.	—	47
Sun Hung Kai Properties Limited	7	75
Terreno Realty Corporation	3	168
The Unite Group PLC	4	40
Tokyo Tatemono Co., Ltd.	2	29
TOKYU REIT, Inc.	—	21
Ventas, Inc.	4	158
Warehouses De Pauw	2	45
Welltower OP LLC	6	455
Weyerhaeuser Company	17	509
Wharf Real Estate Investment Company Limited	14	54
		11,686
Utilities 1.4%
Ameren Corporation	3	199
Beijing Enterprises Holdings Limited	44	153
CMS Energy Corporation	2	120
Constellation Energy Group, Inc.	10	1,093
Dominion Energy, Inc.	7	320
DTE Energy Company	1	54
Electric Power Development Co., Ltd. - Class D (b)	17	268
Engie	65	994
Evergy, Inc.	6	304
FirstEnergy Corp.	10	333
National Grid PLC	54	648
NextEra Energy, Inc.	18	1,028
NRG Energy, Inc.	4	162
PG&E Corporation (a)	15	237
The Southern Company	11	696
Xcel Energy Inc.	—	23
		6,632
Total Common Stocks (cost $278,124)		304,359
GOVERNMENT AND AGENCY OBLIGATIONS 18.9%
Mortgage-Backed Securities 8.1%
Federal Home Loan Mortgage Corporation
3.50%, 06/01/33 - 12/01/47	72	64
3.00%, 11/01/34 - 09/01/52	853	717
1.50%, 02/01/36 - 04/01/37	234	196
2.00%, 08/01/36 - 05/01/52	3,595	2,759
2.50%, 04/01/37 - 05/01/52	2,922	2,339
4.00%, 06/01/37 - 02/01/50	353	319
5.00%, 12/01/41 - 10/01/51	300	288
5.50%, 05/01/44	29	29
4.50%, 05/01/50	25	23
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 04/01/52	4,909	3,985
3.00%, 11/01/33 - 02/01/52	4,277	3,663
3.50%, 12/01/33 - 01/01/52	2,629	2,319
2.00%, 05/01/36 - 04/01/52	7,168	5,579
1.50%, 04/01/37 - 01/01/42	1,028	842
4.00%, 06/01/37 - 09/01/52	1,729	1,562
TBA, 2.00%, 10/15/38 - 04/01/51 (e)	700	579
5.00%, 06/01/40 - 07/01/53	399	388
4.50%, 04/01/41 - 07/01/53	1,222	1,146
6.00%, 07/01/41 - 09/01/53	695	695
5.50%, 05/01/44 - 03/01/53	355	349
TBA, 5.00%, 10/15/53 (e)	595	561
TBA, 5.50%, 10/15/53 (e)	440	425
TBA, 6.50%, 10/15/53 (e)	345	347
Government National Mortgage Association
1.50%, 05/20/37	150	124
3.50%, 08/20/42 - 01/20/49	1,244	1,107
3.00%, 05/15/43 - 06/20/52	1,761	1,498
4.50%, 07/20/45 - 10/20/52	599	561
4.00%, 09/20/45 - 10/20/52	891	809
5.50%, 03/20/48 - 03/20/49	139	138
5.00%, 05/20/48 - 06/20/49	212	203
2.50%, 08/20/50 - 01/20/52	2,215	1,812
2.00%, 03/20/51 - 03/20/52	2,088	1,654
7.00%, 08/20/53 - 09/20/53	120	123
TBA, 5.00%, 10/15/53 (e)	270	256
TBA, 5.50%, 10/15/53 (e)	845	820
TBA, 6.00%, 10/15/53 (e)	220	218
TBA, 6.50%, 10/15/53 (e)	95	96
		38,593
U.S. Treasury Note 6.6%
Treasury, United States Department of
3.88%, 04/30/25	3,130	3,065
0.25%, 08/31/25	100	91
0.38%, 11/30/25	305	276
0.88%, 06/30/26 (f)	7,395	6,653
0.75%, 08/31/26	1,750	1,558
1.88%, 02/28/27 - 02/15/32	5,130	4,578
2.75%, 07/31/27	1,375	1,281
4.13%, 09/30/27 - 10/31/27	5,585	5,467
3.63%, 05/31/28	3,825	3,667
4.00%, 06/30/28	2,690	2,618
0.63%, 05/15/30	700	542
1.25%, 08/15/31	1,210	946
3.38%, 05/15/33	1,100	998
		31,740
U.S. Treasury Bond 2.8%
Treasury, United States Department of
4.50%, 05/15/38	2,320	2,267
1.13%, 05/15/40	790	453
1.88%, 02/15/41 - 02/15/51	2,195	1,311
1.75%, 08/15/41	615	383
3.13%, 11/15/41	485	381
3.88%, 02/15/43 - 05/15/43	1,745	1,517
3.00%, 08/15/48	4,675	3,418
2.00%, 02/15/50 - 08/15/51	2,360	1,369
1.25%, 05/15/50	300	142
1.38%, 08/15/50	380	185
2.38%, 05/15/51	125	79
4.00%, 11/15/52	585	519
3.63%, 02/15/53 - 05/15/53	1,420	1,176
		13,200
Municipal 0.6%
American Municipal Power, Inc.
6.45%, 02/15/44	250	261
Bay Area Toll Authority
6.91%, 10/01/50	235	270
Bayhealth Medical Center, Inc.
3.41%, 07/01/51	320	207
California, State of
7.55%, 04/01/39	240	282

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Central Texas Regional Mobility Authority
3.17%, 01/01/41	300	211
Chicago Transit Authority
6.90%, 12/01/40	290	313
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	125
3.09%, 11/01/40	260	191
Great Lakes Water Authority
3.06%, 07/01/39	60	45
Municipal Electric Authority of Georgia
6.66%, 04/01/57	332	353
Oregon Department of Transportation
1.76%, 11/15/32	190	142
Texas A&M University
3.33%, 05/15/39	250	195
Trustees of the California State University
2.80%, 11/01/41	350	234
		2,829
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Series A2-K137, REMIC, 2.35%, 11/25/31 (g)	1,195	964
Series K-A2-150, REMIC, 3.71%, 09/25/32 (g)	515	457
Series K-A2-156, REMIC, 4.43%, 02/25/33 (g)	410	383
		1,804
Sovereign 0.3%
Gobierno Federal de los Estados Unidos Mexicanos
2.66%, 05/24/31	200	157
3.50%, 02/12/34	360	281
Government of the Province of Manitoba
2.60%, 04/16/24	176	173
4.30%, 07/27/33	155	146
Government of the Republic of Panama
3.30%, 01/19/33	350	273
The Province of British Columbia, Government of
4.20%, 07/06/33	303	284
		1,314
Collateralized Mortgage Obligations 0.1%
Connecticut Avenue Securities Trust 2021-R01
Series 2022-1M1-R01, REMIC, 6.31%, (SOFR 30-Day Average + 1.00%), 12/26/41 (g)	40	40
Connecticut Avenue Securities Trust 2023-R04
Series 2023-1M1-R04, REMIC, 7.61%, (SOFR 30-Day Average + 2.30%), 05/26/43 (g)	268	272
Federal Home Loan Mortgage Corporation
Series 2021-M2-DNA3, REMIC, 7.41%, (SOFR 30-Day Average + 2.10%), 10/25/33 (g)	85	85
Series 2021-M2-DNA6, REMIC, 6.81%, (SOFR 30-Day Average + 1.50%), 10/25/41 (g)	115	113
Series 2021-M1-DNA7, REMIC, 6.14%, (SOFR 30-Day Average + 0.85%), 11/25/41 (g)	144	143
Interest Only, Series IO-4977, REMIC, 4.50%, 05/25/50	61	11
Government National Mortgage Association Guaranteed REMIC Pass-Through Securities
Series 2022-LM-63, REMIC, 3.50%, 10/20/50	110	85
		749
U.S. Treasury Inflation Indexed Securities 0.0%
Treasury, United States Department of
0.13%, 10/15/24 - 02/15/52 (h)	132	117
1.63%, 10/15/27 (h)	24	24
1.25%, 04/15/28 (h)	55	52
0.63%, 07/15/32 (h)	1	1
1.13%, 01/15/33 (h)	11	10
1.38%, 07/15/33 (h)	1	1
0.75%, 02/15/42 (h)	5	4
1.50%, 02/15/53 (h)	2	1
		210
Total Government And Agency Obligations (cost $103,726)		90,439
CORPORATE BONDS AND NOTES 10.9%
Financials 2.7%
ABN AMRO Bank N.V.
4.75%, 07/28/25 (i)	325	315
AerCap Ireland Capital Designated Activity Company
5.75%, 06/06/28	350	342
6.15%, 09/30/30	150	148
AIB Group Public Limited Company
6.61%, 09/13/29 (i)	200	199
AssuredPartners, Inc.
5.63%, 01/15/29 (i)	325	281
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (i)	155	153
Banco Santander, S.A.
3.49%, 05/28/30 (j)	200	168
Bank of America Corporation
2.65%, 03/11/32	250	197
2.68%, 06/19/41	340	218
4.33%, 03/15/50	175	136
Barclays PLC
2.85%, 05/07/26 (j)	250	236
2.28%, 11/24/27 (j)	200	176
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
4.38%, 04/10/24 (i)	275	272
BNP Paribas
2.22%, 06/09/26 (i) (j)	245	228
BroadStreet Partners, Inc.
5.88%, 04/15/29 (i)	325	287
CaixaBank, S.A.
6.84%, 09/13/34 (i)	230	225
Capital One Financial Corporation
3.65%, 05/11/27	240	220
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	82
Citigroup Inc.
6.17%, 05/25/34	135	129
CNO Global Funding
2.65%, 01/06/29 (i)	445	371
Corebridge Financial, Inc.
4.40%, 04/05/52	415	304
Discover Bank
2.70%, 02/06/30	250	195
EG Global Finance PLC
6.75%, 02/07/25 (i)	369	361
Fifth Third Bancorp
6.34%, 07/27/29	55	54
FirstCash Holdings, Inc.
5.63%, 01/01/30 (i)	280	251
Fiserv, Inc.
3.20%, 07/01/26	110	103
Ford Motor Credit Company LLC
4.00%, 11/13/30	200	167
HSBC Holdings PLC
2.21%, 08/17/29 (j)	200	165
ING Groep N.V.
6.11%, 09/11/34 (j)	200	194
JPMorgan Chase & Co.
3.63%, 12/01/27	300	276
5.30%, 07/24/29	355	345
2.96%, 05/13/31	110	90
LPL Holdings, Inc.
4.00%, 03/15/29 (i)	15	13
4.38%, 05/15/31 (i)	127	109
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	379
Moody's Corporation
2.00%, 08/19/31	310	241
Morgan Stanley
3.13%, 07/27/26	275	255
3.22%, 04/22/42	300	207
National Securities Clearing Corporation
1.50%, 04/23/25 (i)	355	333
Nationwide Building Society
1.50%, 10/13/26 (i)	380	332

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
OneMain Finance Corporation
7.13%, 03/15/26	189	185
Osaic Holdings, Inc.
10.75%, 08/01/27 (b) (i)	235	236
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (i)	260	210
PRA Group, Inc.
5.00%, 10/01/29 (b) (i)	232	177
Rocket Mortgage, LLC
4.00%, 10/15/33 (i)	292	221
Santander Holdings USA, Inc.
2.49%, 01/06/28	190	165
Santander UK Group Holdings PLC
2.47%, 01/11/28 (j)	200	174
Standard Chartered PLC
1.82%, 11/23/25 (i)	200	189
2.61%, 01/12/28 (i)	200	177
State Street Corporation
5.16%, 05/18/34	205	190
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/26	200	198
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (i)	400	305
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	516
UBS Group AG
4.13%, 09/24/25 (i) (j)	375	360
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (i)	355	274
Wells Fargo & Company
2.39%, 06/02/28	155	136
3.07%, 04/30/41	535	358
Willis North America Inc.
4.50%, 09/15/28	195	183
		13,011
Consumer Discretionary 1.7%
Acushnet Company
7.38%, 10/15/28 (i)	45	45
Adient Global Holdings Ltd
4.88%, 08/15/26 (i)	270	254
Amazon.com, Inc.
3.88%, 08/22/37	225	192
AutoZone, Inc.
3.13%, 04/18/24	145	143
5.05%, 07/15/26	315	310
Bath & Body Works, Inc.
5.25%, 02/01/28	180	167
6.63%, 10/01/30 (i)	58	54
Caesars Entertainment, Inc.
7.00%, 02/15/30 (i)	235	229
Carnival Corporation
5.75%, 03/01/27 (i)	290	262
6.00%, 05/01/29 (i)	325	278
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (i)	70	75
Carvana Co.
12.00%, 12/01/28 (i) (k)	28	22
13.00%, 06/01/30 (i) (k)	42	33
14.00%, 06/01/31 (i) (k)	50	39
Clarios Global LP
8.50%, 05/15/27 (i)	235	234
Daimler Trucks Finance North America LLC
3.65%, 04/07/27 (i)	230	215
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (i)	266	220
Expedia Group, Inc.
5.00%, 02/15/26	73	71
General Motors Financial Company, Inc.
2.40%, 04/10/28	325	276
Hasbro, Inc.
3.00%, 11/19/24 (l)	155	150
3.55%, 11/19/26	235	219
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (i)	270	218
Hyundai Capital America
1.65%, 09/17/26 (i)	245	216
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (i)	265	226
Life Time, Inc.
5.75%, 01/15/26 (i)	174	168
LSF9 Atlantis
7.75%, 02/15/26 (i)	455	412
Magic Mergeco, Inc.
7.88%, 05/01/29 (i)	275	180
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (i)	310	256
Marriott International, Inc.
4.65%, 12/01/28	305	290
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (i)	170	167
Mohawk Industries, Inc.
5.85%, 09/18/28	160	159
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	140
Six Flags Operations Inc.
7.25%, 05/15/31 (i)	110	103
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	384
Staples, Inc.
7.50%, 04/15/26 (i)	140	115
Studio City Finance Limited
5.00%, 01/15/29 (i)	235	177
Tempur Sealy International, Inc.
3.88%, 10/15/31 (i)	148	114
The TJX Companies, Inc.
1.60%, 05/15/31	155	120
Victoria's Secret & Co.
4.63%, 07/15/29 (b) (i)	278	201
Warnermedia Holdings, Inc.
5.05%, 03/15/42	335	259
White Cap Parent, LLC
8.25%, 03/15/26 (i) (k)	335	324
Yum! Brands, Inc.
3.63%, 03/15/31	255	210
		7,927
Energy 1.1%
APT Pipelines Limited
4.25%, 07/15/27 (i)	225	212
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (i)	120	118
5.88%, 06/30/29 (i)	120	108
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	94
Canadian Natural Resources Limited
2.95%, 07/15/30	170	141
Civitas Resources, Inc.
8.75%, 07/01/31 (i)	225	230
Comstock Resources, Inc.
6.75%, 03/01/29 (i)	245	225
Enbridge Inc.
4.25%, 12/01/26	275	262
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (i)	230	221
Energy Transfer LP
5.25%, 04/15/29	120	115
3.75%, 05/15/30	75	65
EQM Midstream Partners, LP
4.50%, 01/15/29 (i)	145	129
4.75%, 01/15/31 (i)	125	108
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (i)	130	130
Harvest Midstream I, L.P.
7.50%, 09/01/28 (i)	130	126
Hess Corporation
4.30%, 04/01/27	150	143
Hess Infrastructure Partners LP
4.25%, 02/15/30 (i)	210	178
5.50%, 10/15/30 (i)	55	50

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
NGL Energy Operating LLC
7.50%, 02/01/26 (i)	325	321
PBF Holding Company LLC
7.88%, 09/15/30 (i)	235	234
Pioneer Natural Resources Company
1.13%, 01/15/26	115	104
5.10%, 03/29/26	55	54
Sabine Pass Liquefaction, LLC
4.50%, 05/15/30	55	50
Saudi Arabian Oil Company
2.88%, 04/16/24 (i)	455	447
Sunoco LP
4.50%, 05/15/29 - 04/30/30	255	223
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (i)	290	256
Total Capital International
2.99%, 06/29/41	265	184
Weatherford International Ltd.
8.63%, 04/30/30 (i)	236	238
Williams Partners L.P.
5.10%, 09/15/45	175	147
Woodside Finance Limited
3.70%, 09/15/26 (i)	475	446
		5,359
Communication Services 1.0%
America Movil, S.A.B. De C.V.
2.88%, 05/07/30	250	209
AT&T Inc.
4.35%, 03/01/29	35	33
2.25%, 02/01/32	290	218
3.50%, 06/01/41	230	160
CCO Holdings, LLC
4.50%, 05/01/32	432	339
Charter Communications Operating, LLC
4.50%, 02/01/24	550	547
Comcast Corporation
2.65%, 02/01/30	70	59
3.90%, 03/01/38	200	163
Consolidated Communications, Inc.
6.50%, 10/01/28 (i)	285	223
Cox Communications, Inc.
2.95%, 10/01/50 (i)	295	164
DISH DBS Corporation
7.38%, 07/01/28	265	167
Dish Network Corporation
11.75%, 11/15/27 (i)	222	223
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (i)	205	178
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (i)	175	161
Level 3 Financing, Inc.
3.63%, 01/15/29 (i)	80	45
Omnicom Group Inc.
3.65%, 11/01/24	100	98
Outfront Media Capital Corporation
4.25%, 01/15/29 (i)	265	210
Radiate HoldCo, LLC
6.50%, 09/15/28 (i)	230	121
Rogers Communications Inc.
4.50%, 03/15/42	315	243
Telesat Canada
6.50%, 10/15/27 (i)	194	101
T-Mobile USA, Inc.
5.75%, 01/15/34	220	214
Verizon Communications Inc.
2.65%, 11/20/40	135	85
4.00%, 03/22/50	150	107
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	172
Weibo Corporation
3.50%, 07/05/24	355	347
		4,587
Health Care 0.9%
AbbVie Inc.
3.20%, 05/14/26	300	284
4.70%, 05/14/45	100	85
4.25%, 11/21/49	195	154
Alcon Finance Corporation
2.60%, 05/27/30 (i)	265	218
Banner Health
1.90%, 01/01/31	70	54
Becton, Dickinson and Company
3.70%, 06/06/27	180	169
2.82%, 05/20/30	140	118
Biogen Inc.
2.25%, 05/01/30	320	256
CommonSpirit Health
2.76%, 10/01/24	105	102
2.78%, 10/01/30	75	62
Community Health Systems, Inc.
6.88%, 04/15/29 (i)	150	80
5.25%, 05/15/30 (i)	105	80
CVS Health Corporation
5.05%, 03/25/48	475	395
Embecta Corp.
5.00%, 02/15/30 (i)	275	216
Heartland Dental, LLC
10.50%, 04/30/28 (i)	210	211
Herbalife International, Inc.
4.88%, 06/01/29 (i)	290	206
Humana Inc.
2.15%, 02/03/32	120	91
Northwell Health, Inc.
3.98%, 11/01/46	175	126
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (b) (i)	210	185
Perrigo Finance Unlimited Company
4.65%, 06/15/30 (l) (m)	315	269
Providence St. Joseph Health
3.93%, 10/01/48	550	390
Revvity, Inc.
1.90%, 09/15/28	210	174
Stanford Health Care
3.80%, 11/15/48	150	111
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	155	104
UnitedHealth Group Incorporated
2.90%, 05/15/50	270	166
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	244
		4,550
Industrials 0.7%
American Airlines, Inc.
5.75%, 04/20/29 (i)	365	339
ARD Finance S.A.
6.50%, 06/30/27 (i) (k)	400	302
Bombardier Inc.
7.88%, 04/15/27 (i)	245	239
Canadian Pacific Kansas City Limited
1.75%, 12/02/26	105	94
2.88%, 11/15/29	210	180
3.50%, 05/01/50	180	123
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (i)	230	222
Deluxe Corporation
8.00%, 06/01/29 (i)	310	256
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (i)	120	114
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (i)	235	223
Lockheed Martin Corporation
3.55%, 01/15/26	125	120
Republic Services, Inc.
3.38%, 11/15/27	100	92
RTX Corporation
3.20%, 03/15/24	350	346

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (i)	360	355
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (i)	235	215
Waste Connections, Inc.
2.20%, 01/15/32	145	112
Waste Management, Inc.
4.88%, 02/15/34	250	236
		3,568
Real Estate 0.6%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	253
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (i)	260	217
Crown Castle Inc.
2.25%, 01/15/31	185	143
2.10%, 04/01/31	255	195
Essex Portfolio, L.P.
3.38%, 04/15/26	525	496
Healthpeak OP, LLC
2.13%, 12/01/28	85	71
KRC Interim Corp.
3.30%, 02/01/25	150	144
ProLogis, L.P.
4.00%, 09/15/28	410	383
Public Storage Operating Company
1.95%, 11/09/28	125	106
Realty Income Corporation
2.20%, 06/15/28	75	64
Regency Centers, L.P.
3.60%, 02/01/27	100	93
Simon Property Group, L.P.
2.65%, 02/01/32	350	273
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	156
VICI Properties Inc.
4.13%, 08/15/30 (i)	380	322
W.P. Carey Inc.
3.85%, 07/15/29	150	133
		3,049
Consumer Staples 0.6%
Altria Group, Inc.
2.35%, 05/06/25	20	19
5.80%, 02/14/39	200	185
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	265
B.A.T Capital Corporation
4.39%, 08/15/37	295	225
Coty Inc.
4.75%, 01/15/29 (i)	240	216
6.63%, 07/15/30 (i)	67	65
Nestle Holdings, Inc.
4.85%, 03/14/33 (i)	250	242
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (i)	265	144
RELX Capital Inc.
3.00%, 05/22/30	95	81
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (i)	125	125
7.75%, 03/15/31 (i)	85	86
Sabre GLBL Inc.
11.25%, 12/15/27 (b) (i)	350	321
Sigma Holdco B.V.
7.88%, 05/15/26 (i)	450	377
Transurban Finance Company Pty Ltd
2.45%, 03/16/31 (i)	145	114
Triton Water Holdings Incorporated
6.25%, 04/01/29 (i)	330	270
		2,735
Materials 0.6%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	15	14
Ball Corporation
6.00%, 06/15/29	352	342
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (i)	200	171
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (i)	305	259
Element Solutions Inc.
3.88%, 09/01/28 (i)	340	293
ERO Copper Corp.
6.50%, 02/15/30 (i)	255	220
First Quantum Minerals Ltd
6.88%, 10/15/27 (i)	245	235
GrafTech Finance Inc.
4.63%, 12/15/28 (i)	115	89
Legacy Vulcan Corp.
4.50%, 06/15/47	100	80
LYB International Finance II B.V.
3.50%, 03/02/27	325	303
Novelis Corporation
3.88%, 08/15/31 (i)	225	179
Nucor Corporation
3.95%, 05/01/28	250	235
Polar US Borrower, LLC
6.75%, 05/15/26 (i)	175	88
Scih Salt Holdings Inc.
6.63%, 05/01/29 (i)	255	219
		2,727
Information Technology 0.5%
Amphenol Corporation
4.75%, 03/30/26	25	25
2.20%, 09/15/31	90	70
Apple Inc.
2.95%, 09/11/49	200	131
Commscope Finance LLC
8.25%, 03/01/27 (b) (i)	284	186
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (b) (i)	270	232
Intuit Inc.
5.13%, 09/15/28	330	326
Microsoft Corporation
2.92%, 03/17/52	100	65
NXP B.V.
3.15%, 05/01/27	35	32
Roper Technologies, Inc.
3.80%, 12/15/26	375	355
Salesforce, Inc.
2.70%, 07/15/41	350	236
Veritas USA Inc.
7.50%, 09/01/25 (i)	350	293
ViaSat, Inc.
6.50%, 07/15/28 (i)	265	183
VMware, Inc.
1.40%, 08/15/26	320	282
		2,416
Utilities 0.5%
Cameron LNG, LLC
2.90%, 07/15/31 (i)	55	45
3.70%, 01/15/39 (i)	50	38
Clearway Energy Operating LLC
3.75%, 02/15/31 (i)	273	215
CMS Energy Corporation
3.00%, 05/15/26	100	94
Duke Energy Progress, LLC
3.70%, 10/15/46	100	70
Enel Finance International N.V.
1.88%, 07/12/28 (i)	200	166
Eversource Energy
3.30%, 01/15/28	100	91
FirstEnergy Corp.
7.38%, 11/15/31	225	245
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (i)	250	244
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (m)	155	155

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
NiSource Finance Corp.
3.95%, 03/30/48	150	108
NRG Energy, Inc.
10.25%, (100, 03/15/28) (i) (n)	234	229
Pacific Gas And Electric Company
2.10%, 08/01/27	135	115
Talen Energy Supply, LLC
8.63%, 06/01/30 (i)	225	231
Vistra Operations Company LLC
3.55%, 07/15/24 (i)	140	137
		2,183
Total Corporate Bonds And Notes (cost $59,441)		52,112
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.7%
American Airlines, Inc. Class AA Pass Through Certificates, Series 2019-1
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	316	270
Angel Oak Mortgage Trust 2020-2
Series 2021-A1-2, REMIC, 0.98%, 04/25/25 (g)	96	75
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (g)	99	81
Series 2021-A2-1, REMIC, 1.11%, 02/25/25 (g)	29	23
Angel Oak Mortgage Trust 2023-3
Series 2023-A1-3, REMIC, 4.80%, 09/26/67 (m)	181	172
Avis Budget Rental Car Funding (AESOP) LLC
Series 2018-A-2A, 4.00%, 03/20/24	395	393
Series 2019-B-2A, 3.55%, 09/20/24	165	161
Barclays Mortgage Loan Trust 2021-NQM1
Series 2021-A3-NQM1, REMIC, 2.19%, 09/25/51	102	85
BBCMS 2020-BID Mortgage Trust
Series 2020-A-BID, REMIC, 7.59%, (1 Month Term SOFR + 2.25%), 10/15/25 (g)	265	252
Benchmark 2023-V3 Mortgage Trust
Series 2023-A3-V3, REMIC, 6.36%, 07/17/28	272	274
BFLD Trust 2019-DPLO
Series 2019-C-DPLO, REMIC, 6.99%, (1 Month Term SOFR + 1.65%), 10/16/34 (g)	215	212
BIG Commercial Mortgage Trust 2022-BIG
Series 2022-A-BIG, REMIC, 6.67%, (1 Month Term SOFR + 1.34%), 02/15/24 (g)	370	364
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	31	29
BWAY Commercial Mortgage Trust 2022-26BW
Series 2022-A-26BW, REMIC, 3.40%, 02/12/32	215	158
BX Commercial Mortgage Trust 2022-LP2
Series 2022-C-LP2, REMIC, 6.89%, (1 Month Term SOFR + 1.56%), 02/15/24 (g)	126	121
BX Trust 2021-LGCY
Series 2021-C-LGCY, 6.45%, (1 Month Term SOFR + 0.00%), 10/15/36 (g)	295	285
CarMax Auto Owner Trust 2021-1
Series 2021-D-1, 1.28%, 02/17/25	130	118
Carmax Auto Owner Trust 2023-3
Series 2023-A3-3, 5.28%, 01/15/27	95	94
Series 2023-B-3, 5.47%, 02/15/29	80	79
Carvana Auto Receivables Trust 2021-P4
Series 2021-C-P4, 2.33%, 04/10/27	200	172
CF 2019-CF1 Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	146
Chase Home Lending Mortgage Trust 2023-RPL1
Series 2023-A1-RPL1, REMIC, 3.50%, 06/25/62 (g)	322	280
CIFC Funding 2021-III Ltd
Series 2021-A-3A, 6.71%, (3 Month Term SOFR + 1.40%), 07/15/36 (g)	250	248
Citigroup Commercial Mortgage Trust
Series 2013-C-375P, REMIC, 3.63%, 05/11/35 (g)	100	89
CNH Equipment Trust 2019-C
Series 2019-B-C, 2.35%, 10/15/23	260	260
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	11	11
COMM 2014-UBS2 Mortgage Trust
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	389
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	110	107
COMM 2015-CCRE23 Mortgage Trust
Series 2015-AM-CR23, REMIC, 3.80%, 04/11/25	330	313
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (g)	51	42
Driven Brands Funding, LLC
Series 2020-A2-1A, 3.79%, 07/20/50	82	72
Dryden 77 CLO, Ltd.
Series 2020-AR-77A, 6.76%, (3 Month Term SOFR + 1.38%), 05/22/34 (g)	250	248
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	110	110
Series 2023-B-A, 6.53%, 11/25/30	100	100
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (g)	18	17
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (g)	59	46
Enterprise Fleet Financing 2023-2 LLC
Series 2023-A2-2, 5.56%, 10/20/26	335	333
Exeter Automobile Receivables Trust 2022-2
Series 2022-C-2A, 3.85%, 07/17/28	110	107
Extended Stay America Trust 2021-ESH
Series 2021-B-ESH, REMIC, 6.83%, (1 Month Term SOFR + 1.49%), 07/15/38 (g)	124	122
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	170	147
Ford Credit Auto Owner Trust 2023-REV1
Series 2023-A-1, 4.85%, 02/15/28	285	277
GCAT 2023-INV1 Trust
Series 2023-A1-INV1, REMIC, 6.00%, 01/25/45 (g)	279	273
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	65	63
Grace Trust
Series 2020-C-GRCE, REMIC, 2.77%, 12/12/30 (g)	150	111
GS Mortgage-Backed Securities Trust 2020-INV1
Series 2020-A14-INV1, REMIC, 2.94%, 11/25/41 (g)	75	60
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-A-609M, REMIC, 6.80%, (1 Month Term SOFR + 1.48%), 10/17/33 (g)	250	234
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-B-OPO, REMIC, 3.38%, 01/08/27 (g)	100	76
JPMBB Commercial Mortgage Securities Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.93%, 09/17/24	110	107
JPMCC Commercial Mortgage Securities Trust 2016-JP2
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	381
Metlife Securitization Trust 2018-1
Series 2018-A-1A, REMIC, 3.75%, 09/25/29 (g)	115	106
MHC Commercial Mortgage Trust 2021-MHC
Series 2021-B-MHC, REMIC, 6.55%, (1 Month Term SOFR + 1.22%), 04/15/26 (g)	332	327
Mill City Mortgage Loan Trust 2018-1
Series 2018-A1-1, REMIC, 3.25%, 07/25/24 (g)	63	61
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	220	168
Morgan Stanley Residential Mortgage Loan Trust 2021-2
Series 2021-A9-2, REMIC, 2.50%, 01/25/43	76	56
MVW 2019-2 LLC
Series 2019-A-2A, REMIC, 2.22%, 10/20/38	25	24
Navient Private Education Refi Loan Trust 2019-C
Series 2019-A2-CA, 3.13%, 07/15/28	69	65
Nelnet Student Loan Trust 2020-1
Series 2020-A-1A, 6.17%, (1 Month Term SOFR + 0.85%), 03/26/68 (g)	53	53
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	220	196

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
New Residential Mortgage Loan Trust 2022-INV1
Series 2022-A4-INV1, REMIC, 3.00%, 07/25/43 (g)	192	148
NYO Commercial Mortgage Trust 2021-1290
Series 2021-C-1290, REMIC, 7.44%, (1 Month Term SOFR + 2.11%), 11/15/23 (g)	380	298
OBX 2019-EXP3 Trust
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59 (g)	17	14
Series 2019-2A2-EXP3, REMIC, 6.53%, (1 Month Term SOFR + 1.21%), 09/25/59 (g)	10	10
OBX 2020-EXP1 Trust
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (g)	58	48
Series 2020-2A2-EXP1, REMIC, 6.38%, (1 Month Term SOFR + 1.06%), 01/26/60 (g)	16	15
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	73	73
Palmer Square CLO Ltd
Series 2021-A-2A, 6.72%, (3 Month Term SOFR + 1.41%), 07/17/34 (g)	255	254
Provident Funding Mortgage Loan Trust
Series 2019-B1-1, REMIC, 3.20%, 11/25/36 (g)	233	184
PSMC 2021-2 Trust
Series 2021-A3-2, REMIC, 2.50%, 04/25/27 (g)	197	168
Santander Bank, N.A.
Series 2022-B-C, 6.45%, 12/15/32	210	210
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	254
Servicemaster Brands L.L.C.
Series 2021-A2I-1, 2.87%, 07/30/28	168	139
SFO Commercial Mortgage Trust 2021-555
Series 2021-B-555, REMIC, 6.95%, (1 Month Term SOFR + 1.61%), 05/15/28 (g)	155	135
SMB Private Education Loan Trust 2016-B
Series 2016-A2B-B, 6.90%, (1 Month Term SOFR + 1.56%), 08/15/25 (g)	56	56
SMB Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.23%, 09/15/37	57	52
SMB Private Education Loan Trust 2021-A
Series 2021-APT1-A, 1.07%, 01/15/53	183	155
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (g)	136	129
Starwood Mortgage Residential Trust 2020-INV1
Series 2020-A1-INV1, REMIC, 1.03%, 11/25/55 (g)	36	32
Synchrony Card Issuance Trust
Series 2023-A-A1, 5.54%, 07/15/26	90	90
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (g)	86	81
Towd Point Mortgage Trust 2018-5
Series 2018-A1A-5, REMIC, 3.25%, 02/25/25 (g)	76	73
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	46	44
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	100	100
Verus Securitization Trust 2020-1
Series 2020-A3-1, REMIC, 2.72%, 01/25/60 (g) (m)	60	56
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (g)	200	160
Verus Securitization Trust 2021-1
Series 2021-A1-1, REMIC, 0.82%, 01/25/66 (g)	49	40
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (g)	289	239
Verus Securitization Trust 2023-6
Series 2023-A2-6, 6.94%, 09/27/27 (m)	100	100
Verus Securitization Trust 2023-INV1
Series 2023-A1-INV1, REMIC, 6.00%, 02/25/68 (g) (m)	118	116
WFRBS Commercial Mortgage Trust 2014-C23
Series 2014-A5-C23, REMIC, 3.92%, 09/17/24	110	105
WFRBS Commercial Mortgage Trust 2014-LC14
Series 2014-A5-LC14, REMIC, 4.05%, 01/18/24	115	114
Total Non-U.S. Government Agency Asset-Backed Securities (cost $14,053)		12,935
PREFERRED STOCKS 0.4%
Health Care 0.3%
Roche Holding AG	5	1,291
Consumer Discretionary 0.1%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	5	480
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (n)	12	117
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (a)	6	117
Total Preferred Stocks (cost $2,158)		2,005
SENIOR FLOATING RATE INSTRUMENTS 0.3%
Industrials 0.2%
Advisor Group, Inc.
2023 Term Loan B, 9.87%, (3 Month Term SOFR + 4.50%), 08/17/28 (g)	60	60
KNS Acquisition Corp.
Term Loan, 11.70%, (1 Month Term SOFR + 6.25%), 04/16/27 (g)	242	204
Mileage Plus Holdings LLC
2020 Term Loan B, 10.80%, (3 Month Term SOFR + 5.25%), 12/31/23 (g)	224	233
Tutor Perini Corporation
Term Loan B, 10.25%, (1 Month Term SOFR + 4.75%), 08/13/27 (g)	239	227
		724
Consumer Discretionary 0.1%
Journey Personal Care Corp.
2021 Term Loan B, 9.98%, (6 Month USD LIBOR + 4.25%), 12/31/24 (g)	274	257
Consumer Staples 0.0%
Naked Juice LLC
2nd Lien Term Loan, 11.34%, (SOFR + 6.00%), 01/25/30 (g)	225	182
Materials 0.0%
Staples, Inc.
7 Year Term Loan, 10.63%, (3 Month USD LIBOR + 5.00%), 04/05/26 (g)	134	115
Utilities 0.0%
Talen Energy Supply, LLC
2023 Term Loan B, 9.88%, (3 Month Term SOFR + 4.50%), 05/27/30 (g)	58	58
2023 Term Loan C, 9.88%, (3 Month Term SOFR + 4.50%), 05/27/30 (g)	27	27
		85
Energy 0.0%
Prairie ECI Acquiror LP
Term Loan B, 10.18%, (1 Month Term SOFR + 4.75%), 03/07/26 (g)	80	80
Communication Services 0.0%
Life Time Fitness Inc
2023 Term Loan B, 10.61%, (3 Month Term SOFR + 4.75%), 01/15/26 (g)	60	60
Total Senior Floating Rate Instruments (cost $1,605)		1,503
SHORT TERM INVESTMENTS 4.7%
Investment Companies 3.7%
JNL Government Money Market Fund - Class I, 5.16% (o) (p)	1,450	1,450
T. Rowe Price Government Reserve Fund, 5.33% (o) (p)	16,239	16,239
		17,689
Securities Lending Collateral 0.7%
JNL Government Money Market Fund - Class SL, 5.26% (o) (p)	3,145	3,145

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.3%
Treasury, United States Department of
5.30%, 01/11/24	1,430	1,409
Total Short Term Investments (cost $22,243)		22,243
Total Investments 101.5% (cost $481,350)		485,596
Other Derivative Instruments 0.0%		12
Other Assets and Liabilities, Net (1.5)%		(7,263)
Total Net Assets 100.0%		478,345

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $3,361.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $25,831 and 5.4% of the Fund.

(j) Convertible security.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(n) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/T. Rowe Price Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	—	31,490	30,040	26	—	—	1,450	0.3
JNL Government Money Market Fund, 5.26% - Class SL	—	17,826	14,681	33	—	—	3,145	0.7
JNL Securities Lending Collateral Fund - Institutional Class	869	13,953	14,822	41	—	—	—	—
T. Rowe Price Government Reserve Fund, 5.33%	9,951	50,397	44,109	397	—	—	16,239	3.4
	10,820	113,666	103,652	497	—	—	20,834	4.4

JNL/T. Rowe Price Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	03/08/22	444	206	—
Amadeus IT Holding, S.A.	03/24/20	363	406	0.1
Bridgepoint Group PLC	07/21/21	300	182	—
Cellnex Telecom, S.A.	09/19/22	28	25	—
Covestro AG	11/20/20	499	514	0.1
Joint Stock Company Alrosa (Public Joint Stock Company)	10/08/19	65	—	—
NAC Kazatomprom JSC	12/05/22	39	60	—
Public Joint Stock Company Polyus	03/10/20	27	—	—
Public Joint Stock Society Mining And Metallurgical Company Norilsk Nickel	04/18/19	41	—	—
Samsonite International S.A.	08/05/19	141	288	0.1
Siemens Healthineers AG	08/14/18	650	706	0.2
TE Connectivity Ltd.	06/06/22	505	510	0.1
Zalando SE	12/17/18	377	182	—
		3,479	3,079	0.6

JNL/T. Rowe Price Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 5 Year Note	82	January 2024	8,706	12	(66)

JNL/T. Rowe Price Balanced Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CAD/USD	SSB	10/03/23	CAD	3	2	—
USD/AUD	SSB	10/03/23	AUD	(6)	(3)	—
					(1)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Balanced Fund
Assets - Securities
Common Stocks	223,778	80,581	—	304,359
Government And Agency Obligations	—	90,439	—	90,439
Corporate Bonds And Notes	—	52,112	—	52,112
Non-U.S. Government Agency Asset-Backed Securities	—	12,935	—	12,935
Preferred Stocks	2,005	—	—	2,005
Senior Floating Rate Instruments	—	1,503	—	1,503
Short Term Investments	20,834	1,409	—	22,243
	246,617	238,979	—	485,596
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(66)	—	—	(66)
Open Forward Foreign Currency Contracts	—	—	—	—
	(66)	—	—	(66)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Capital Appreciation Fund
COMMON STOCKS 64.9%
Health Care 15.7%
AbbVie Inc. (a)	965	143,816
Avantor, Inc. (b)	5,497	115,883
Becton, Dickinson and Company (a) (c)	990	256,031
Biogen Inc. (b)	451	115,872
Danaher Corporation (a)	822	203,913
Eli Lilly and Company	200	107,372
GE HealthCare Technologies Inc. (a) (c)	796	54,174
Humana Inc.	138	67,334
Karuna Therapeutics, Inc. (b)	91	15,332
Revvity, Inc.	2,019	223,514
Stryker Corporation (a) (c)	172	46,920
Teleflex Incorporated	277	54,348
Thermo Fisher Scientific Inc. (a)	336	169,914
UnitedHealth Group Incorporated (a)	699	352,633
		1,927,056
Information Technology 15.3%
Analog Devices, Inc. (a)	594	103,951
Apple Inc. (a)	1,498	256,415
Aurora Innovations Inc. - Class A (b)	17,474	41,063
Intuit Inc. (a)	189	96,695
Microsoft Corporation (a) (c)	1,782	562,547
NVIDIA Corporation	391	170,036
NXP Semiconductors N.V. (a) (c)	488	97,643
PTC Inc. (b)	568	80,481
Roper Technologies, Inc. (a)	288	139,567
Salesforce, Inc. (a) (b) (c)	415	84,195
TE Connectivity Ltd. (d)	107	13,157
Teledyne Technologies Incorporated (a) (b)	347	141,924
Texas Instruments Incorporated (a) (c)	622	98,930
		1,886,604
Industrials 8.1%
AMETEK, Inc.	560	82,727
Equifax Inc. (a)	509	93,234
Fortive Corporation (a)	3,561	264,107
General Electric Company (a) (c)	461	50,958
Ingersoll Rand Inc. (c)	2,444	155,722
Republic Services, Inc.	140	19,899
RTX Corporation	1,367	98,368
TransUnion (a) (c)	773	55,507
Waste Connections, Inc.	1,347	180,907
		1,001,429
Financials 6.9%
CME Group Inc. - Class A (a) (c)	155	31,049
Intercontinental Exchange, Inc. (a)	1,514	166,591
K.K.R. Co., Inc. - Class A (a)	1,585	97,605
Marsh & Mclennan Companies, Inc. (a) (c)	400	76,200
MasterCard Incorporated - Class A (a) (c)	393	155,593
S&P Global Inc. (a) (c)	70	25,537
The Goldman Sachs Group, Inc.	246	79,728
The PNC Financial Services Group, Inc. (a)	656	80,524
Visa Inc. - Class A (a) (c)	565	129,992
		842,819
Utilities 6.5%
Ameren Corporation	2,455	183,734
CenterPoint Energy, Inc.	2,597	69,738
DTE Energy Company	1,184	117,590
Exelon Corporation (a)	4,700	177,624
WEC Energy Group Inc.	719	57,938
Xcel Energy Inc.	3,326	190,283
		796,907
Consumer Discretionary 5.3%
Amazon.com, Inc. (a) (b) (c)	2,409	306,206
Hilton Worldwide Holdings Inc. (a) (c)	576	86,470
Mobileye Global Inc. - Class A (b)	1,093	45,423
Starbucks Corporation (c)	73	6,638
Yum! Brands, Inc. (a) (c)	1,655	206,819
		651,556
Communication Services 3.6%
Alphabet Inc. - Class A (a) (b) (c)	2,667	348,996
Meta Platforms, Inc. - Class A (a) (b)	310	93,192
		442,188
Energy 1.8%
Canadian Natural Resources Limited (e)	1,519	98,247
Chesapeake Energy Corporation	986	84,997
EOG Resources, Inc.	286	36,305
		219,549
Materials 0.9%
Linde Public Limited Company (a) (c)	293	108,899
Consumer Staples 0.6%
Keurig Dr Pepper Inc. (a)	2,481	78,315
Real Estate 0.2%
SBA Communications Corporation - Class A	124	24,861
Total Common Stocks (cost $7,409,401)		7,980,183
SENIOR FLOATING RATE INSTRUMENTS 11.9%
Financials 5.3%
Alliant Holdings Intermediate, LLC
2023 Term Loan B5, 0.00%, (1 Month Term SOFR + 3.50%), 02/08/27 (f) (g)	3,706	3,697
2023 Term Loan B5, 8.83%, (1 Month Term SOFR + 3.50%), 02/08/27 (f)	21,863	21,815
2021 Term Loan B4, 0.00%, (1 Month USD LIBOR + 3.50%), 11/06/27 (f) (g)	2,843	2,836
2021 Term Loan B4, 8.93%, (1 Month USD LIBOR + 3.50%), 11/06/27 (f)	66,096	65,924
AssuredPartners, Inc.
2021 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 02/12/27 (f) (g)	426	426
2021 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 02/12/27 (f)	1,863	1,860
2020 Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 02/13/27 (f) (g)	25,318	25,247
2022 Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 02/13/27 (f) (g)	10,336	10,300
2022 Term Loan, 8.83%, (1 Month Term SOFR + 3.50%), 02/13/27 (f)	2,142	2,135
2020 Term Loan B, 8.95%, (1 Month Term SOFR + 3.50%), 02/13/27 (f)	1,761	1,756
Broadstreet Partners, Inc.
2020 Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 01/27/27 (f) (g)	3,050	3,033
2023 Term Loan B3, 0.00%, (1 Month Term SOFR + 4.00%), 01/27/27 (f) (g)	3,248	3,243
2020 Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 01/27/27 (f)	1,753	1,743
2023 Term Loan B3, 9.33%, (1 Month Term SOFR + 4.00%), 01/26/29 (f)	11,463	11,449
Charter Communications Operating, LLC
2019 Term Loan B2, 0.00%, (SOFR + 3.25%), 09/13/30 (f) (g)	68,930	68,707
Emerald TopCo Inc
Term Loan, 0.00%, (1 Month Term SOFR + 3.50%), 07/16/26 (f) (g)	308	296
Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 07/16/26 (f)	43,732	41,994
HUB International Limited
2022 Term Loan B, 0.00%, (3 Month Term SOFR + 4.00%), 10/31/29 (f) (g)	8,470	8,476
2022 Term Loan B, 9.37%, (3 Month Term SOFR + 4.00%), 10/31/29 (f)	12,716	12,725
2023 Term Loan B, 9.58%, (3 Month Term SOFR + 4.25%), 06/08/30 (f)	190,271	190,589
Hyperion Insurance Group Ltd.
2021 Term Loan B, 8.75%, (1 Month USD LIBOR + 3.25%), 11/12/27 (f)	43,289	43,105
Press Ganey Holdings, Inc.
2022 Incremental Term Loan, 9.18%, (3 Month Term SOFR + 3.75%), 07/24/26 (f)	20	20
2022 Incremental Term Loan, 9.32%, (3 Month Term SOFR + 3.75%), 07/24/26 (f)	8,024	7,706
2021 Term Loan B, 9.20%, (1 Month Term SOFR + 3.75%), 07/25/26 (f)	34	33

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
2021 Term Loan B, 9.43%, (3 Month Term SOFR + 3.75%), 07/25/26 (f)	13,446	12,942
Ryan Specialty Group, LLC
Term Loan, 8.43%, (1 Month Term SOFR + 3.00%), 07/23/27 (f)	10,262	10,251
Trans Union, LLC
2019 Term Loan B5, 0.00%, (1 Month Term SOFR + 1.75%), 11/13/26 (f) (g)	4,594	4,586
2019 Term Loan B5, 7.18%, (1 Month Term SOFR + 1.75%), 11/13/26 (f)	7,592	7,579
USI, Inc.
2019 Incremental Term Loan B, 8.79%, (3 Month USD LIBOR + 3.25%), 12/02/26 (f)	42,468	42,426
2022 Incremental Term Loan, 8.99%, (3 Month Term SOFR + 3.75%), 11/16/29 (f)	48,415	48,341
		655,240
Information Technology 2.6%
Applied Systems, Inc.
2021 2nd Lien Term Loan, 11.99%, (3 Month Term SOFR + 6.75%), 09/19/25 (f)	13,877	13,897
2022 Extended 1st Lien Term Loan, 9.74%, (3 Month Term SOFR + 4.50%), 09/19/26 (f)	69,330	69,472
Athenahealth Group, Inc.
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 3.25%), 01/27/29 (f) (g)	12,750	12,491
2022 Term Loan B, 8.57%, (1 Month Term SOFR + 3.25%), 01/27/29 (f)	38,127	37,353
Epicor Software Corp.
Term Loan, 0.00%, (SOFR + 3.75%), 07/31/27 (f) (g)	1,539	1,540
Quartz Acquireco LLC
Term Loan B, 8.82%, (1 Month Term SOFR + 3.50%), 06/28/30 (f)	2,291	2,285
RealPage, Inc
1st Lien Term Loan, 0.00%, (1 Month Term SOFR + 3.00%), 02/18/28 (f) (g)	2,900	2,864
1st Lien Term Loan, 8.45%, (1 Month Term SOFR + 3.00%), 02/18/28 (f)	50,927	50,290
2nd Lien Term Loan, 11.95%, (1 Month Term SOFR + 6.50%), 02/17/29 (f)	1,300	1,302
Sophia, L.P.
2021 Term Loan B, 9.04%, (3 Month USD LIBOR + 3.50%), 10/07/27 (f)	22,180	22,111
2022 Incremental Term Loan B, 9.58%, (1 Month Term SOFR + 4.25%), 10/07/27 (f)	5,022	4,990
Storable, Inc
Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 04/17/28 (f) (g)	3,142	3,112
Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 04/17/28 (f)	5,044	4,996
Term Loan B, 8.84%, (3 Month Term SOFR + 3.50%), 04/17/28 (f)	2,461	2,437
Ultimate Software Group Inc (The)
2021 Term Loan, 8.62%, (3 Month Term SOFR + 3.25%), 05/03/26 (f)	92,117	91,782
		320,922
Industrials 1.4%
Filtration Group Corporation
2023 USD Term Loan, 9.70%, (1 Month Term SOFR + 4.25%), 03/27/25 (f)	34,403	34,418
2023 EUR Term Loan, 0.00%, (1 Month EURIBOR + 4.25%), 03/31/25, EUR (f) (g)	308	323
2023 EUR Term Loan, 7.88%, (1 Month EURIBOR + 4.25%), 03/31/25, EUR (f)	15,388	16,134
2021 Incremental Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 10/19/28 (f)	18,107	18,021
Mileage Plus Holdings LLC
2020 Term Loan B, 10.80%, (3 Month Term SOFR + 5.25%), 12/31/23 (f)	49,661	51,529
Pearl Intermediate Parent LLC
2018 1st Lien Term Loan, 8.18%, (1 Month Term SOFR + 2.75%), 02/01/25 (f)	7,163	7,116
2018 Incremental Term Loan, 8.68%, (1 Month Term SOFR + 3.25%), 02/14/25 (f)	16,201	16,107
2018 2nd Lien Term Loan, 11.68%, (1 Month Term SOFR + 6.25%), 01/30/26 (f)	990	978
PetVet Care Centers, LLC
2021 Term Loan B3, 8.93%, (1 Month Term SOFR + 3.50%), 02/14/25 (f)	12,122	12,055
SkyMiles IP Ltd.
2020 Skymiles Term Loan B, 9.08%, (3 Month Term SOFR + 3.75%), 09/16/27 (f)	15,097	15,620
2020 Skymiles Term Loan B, 0.00%, (3 Month Term SOFR + 3.75%), 10/20/27 (f) (g)	4,143	4,286
		176,587
Health Care 1.3%
ADMI Corp.
2018 Term Loan B, 8.45%, (1 Month Term SOFR + 3.00%), 04/06/24 (f)	8,960	8,785
2021 Incremental Term Loan B3, 9.20%, (1 Month Term SOFR + 3.75%), 12/23/27 (f)	37,008	34,457
2021 Term Loan B2, 8.82%, (1 Month Term SOFR + 3.38%), 12/31/27 (f)	18,292	16,920
Avantor Funding, Inc.
2021 Term Loan B5, 7.68%, (1 Month Term SOFR + 2.25%), 11/08/27 (f)	10,201	10,187
Heartland Dental, LLC
2023 Term Loan B, 10.33%, (SOFR + 5.00%), 04/17/25 (f)	47,412	46,859
Loire Finco Luxembourg S.a.r.l.
USD Term Loan B, 0.00%, (1 Month Term SOFR + 3.50%), 01/24/27 (f) (g)	6,101	5,986
USD Term Loan B, 8.83%, (1 Month Term SOFR + 3.50%), 01/24/27 (f)	26,833	26,330
2021 USD Term Loan B2, 9.08%, (1 Month Term SOFR + 3.75%), 04/20/27 (f)	5,344	5,264
		154,788
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 7.73%, (SOFR + 2.25%), 09/12/30 (f)	7,691	7,657
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 0.00%, (SOFR + 1.75%), 10/25/23 (f) (g)	865	864
2019 Term Loan B2, 7.17%, (1 Month Term SOFR + 1.75%), 10/25/23 (f)	32,138	32,105
IRB Holding Corp
2022 Term Loan B, 0.00%, (1 Month Term SOFR + 3.00%), 12/15/27 (f) (g)	7,110	7,077
2022 Term Loan B, 8.43%, (1 Month Term SOFR + 3.00%), 12/15/27 (f) (h)	32,649	32,498
		80,201
Communication Services 0.3%
Charter Communications Operating, LLC
2019 Term Loan B1, 0.00%, (1 Month Term SOFR + 1.75%), 04/30/25 (f) (g)	306	306
2019 Term Loan B1, 7.08%, (1 Month Term SOFR + 1.75%), 04/30/25 (f)	1	1
2019 Term Loan B1, 7.12%, (3 Month Term SOFR + 1.75%), 04/30/25 (f)	12,957	12,960
2019 Term Loan B2, 7.12%, (3 Month Term SOFR + 1.75%), 02/01/27 (f)	8,687	8,673
SBA Senior Finance II LLC
2018 Term Loan B, 7.19%, (1 Month Term SOFR + 1.75%), 03/26/25 (f)	17,661	17,643
		39,583
Consumer Staples 0.3%
Sunshine Luxembourg VII SARL
2021 Term Loan B3, 9.09%, (3 Month Term SOFR + 3.75%), 10/02/26 (f)	32,276	32,204
WOOF Holdings, Inc
1st Lien Term Loan, 9.40%, (3 Month Term SOFR + 3.75%), 12/16/27 (f)	2,061	1,626
		33,830
Total Senior Floating Rate Instruments (cost $1,459,353)		1,461,151
GOVERNMENT AND AGENCY OBLIGATIONS 11.1%
U.S. Treasury Note 11.1%
Treasury, United States Department of
4.13%, 11/15/32	209,989	202,540
3.50%, 02/15/33	504,360	462,907
3.38%, 05/15/33	632,197	573,521

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
3.88%, 08/15/33	128,703	121,624
Total Government And Agency Obligations (cost $1,449,062)		1,360,592
CORPORATE BONDS AND NOTES 9.4%
Financials 3.0%
Alliant Holdings Intermediate, LLC
4.25%, 10/15/27 (i)	3,540	3,170
6.75%, 10/15/27 - 04/15/28 (i)	59,879	57,136
5.88%, 11/01/29 (i)	5,161	4,481
AmWINS Group, Inc.
4.88%, 06/30/29 (i)	4,485	3,926
BroadStreet Partners, Inc.
5.88%, 04/15/29 (i)	7,692	6,785
HUB International Limited
7.00%, 05/01/26 (i)	76,350	76,180
5.63%, 12/01/29 (i)	7,868	6,847
7.25%, 06/15/30 (i)	127,105	126,498
Intercontinental Exchange, Inc.
4.00%, 09/15/27	1,496	1,416
MSCI Inc.
4.00%, 11/15/29 (i)	8,942	7,865
3.63%, 09/01/30 - 11/01/31 (i)	25,727	21,348
3.88%, 02/15/31 (i)	10,422	8,825
3.25%, 08/15/33 (i)	6,651	5,119
Ryan Specialty, LLC
4.38%, 02/01/30 (i)	3,073	2,679
USIS Merger Sub, Inc.
6.88%, 05/01/25 (i)	29,897	29,666
		361,941
Consumer Discretionary 2.9%
Clarios Global LP
6.75%, 05/15/25 (i)	3,161	3,137
6.25%, 05/15/26 (i)	6,037	5,909
8.50%, 05/15/27 (i)	18,995	18,913
Hilton Domestic Operating Company Inc.
5.38%, 05/01/25 (i)	4,843	4,757
5.75%, 05/01/28 (i)	11,101	10,712
3.75%, 05/01/29 (i)	12,405	10,719
4.88%, 01/15/30	10,758	9,787
4.00%, 05/01/31 (i)	17,621	14,789
3.63%, 02/15/32 (i)	13,334	10,747
Hilton Worldwide Holdings Inc.
4.88%, 04/01/27	3,473	3,304
KFC Holding Co.
4.75%, 06/01/27 (i)	32,816	31,195
Life Time, Inc.
5.75%, 01/15/26 (i)	14,391	13,929
Magnum Management Corporation
5.50%, 05/01/25 (i)	14,943	14,642
5.38%, 04/15/27	24,148	22,633
6.50%, 10/01/28	12,855	12,185
5.25%, 07/15/29 (e)	18,174	15,782
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (i)	16,129	16,007
Service Corporation International
3.38%, 08/15/30	5,988	4,823
Six Flags Operations Inc.
5.50%, 04/15/27 (i)	30,309	28,063
Six Flags Theme Parks Inc.
7.00%, 07/01/25 (i)	10,158	10,140
SkyMiles IP Ltd.
4.75%, 10/20/28 (i)	7,255	6,894
Vail Resorts, Inc.
6.25%, 05/15/25 (i)	3,725	3,708
Yum! Brands, Inc.
4.75%, 01/15/30 (i)	8,732	7,839
3.63%, 03/15/31	12,549	10,329
4.63%, 01/31/32	22,091	19,162
5.38%, 04/01/32	26,706	24,245
6.88%, 11/15/37	4,148	4,204
5.35%, 11/01/43	13,292	11,660
		350,214
Communication Services 1.2%
CCO Holdings, LLC
5.50%, 05/01/26 (i)	2,850	2,752
5.13%, 05/01/27 (i)	82,722	77,046
5.00%, 02/01/28 (i)	62,914	57,111
Lamar Media Corp.
3.75%, 02/15/28	7,806	6,948
4.88%, 01/15/29	1,249	1,133
3.63%, 01/15/31	1,290	1,049
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (i)	820	805
		146,844
Health Care 1.1%
Avantor, Inc.
4.63%, 07/15/28 (i)	24,285	22,143
3.88%, 11/01/29 (i)	23,012	19,685
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (i)	3,421	3,073
3.75%, 03/15/29 (i)	11,086	9,532
4.00%, 03/15/31 (i)	8,584	7,259
Heartland Dental, LLC
8.50%, 05/01/26 (i)	14,905	14,047
10.50%, 04/30/28 (i)	11,438	11,480
Hologic, Inc.
3.25%, 02/15/29 (i)	5,964	5,040
Indigo Merger Sub Inc
2.88%, 07/15/26 (i)	3,883	3,505
IQVIA Inc.
5.00%, 05/15/27 (i)	3,650	3,440
5.70%, 05/15/28 (i)	15,300	14,884
6.50%, 05/15/30 (i)	3,825	3,755
Surgery Center Holdings, Inc.
10.00%, 04/15/27 (e) (i)	8,272	8,368
Teleflex Incorporated
4.63%, 11/15/27	7,680	7,057
4.25%, 06/01/28 (i)	1,520	1,360
		134,628
Industrials 0.6%
GFL Environmental Inc.
4.00%, 08/01/28 (i)	5,106	4,461
4.75%, 06/15/29 (i)	11,471	10,168
4.38%, 08/15/29 (i)	4,891	4,241
Howmet Aerospace Inc.
5.90%, 02/01/27	741	728
3.00%, 01/15/29	4,885	4,137
Korn Ferry
4.63%, 12/15/27 (i)	5,486	5,047
Lennox International Inc.
3.00%, 11/15/23	340	339
Sensata Technologies B.V.
5.63%, 11/01/24 (i)	670	662
5.00%, 10/01/25 (i)	4,400	4,265
4.00%, 04/15/29 (i)	10,128	8,737
5.88%, 09/01/30 (i)	6,353	5,921
Sensata Technologies, Inc.
4.38%, 02/15/30 (i)	2,914	2,516
3.75%, 02/15/31 (i)	7,607	6,147
TransDigm Inc.
6.25%, 03/15/26 (i)	9,238	9,112
5.50%, 11/15/27	10,123	9,501
		75,982
Information Technology 0.3%
Black Knight Infoserv, LLC
3.63%, 09/01/28 (i)	2,410	2,167
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (i)	6,338	5,683
4.00%, 07/01/29 (i)	3,811	3,383
5.95%, 08/04/33	3,845	3,751
Clarivate Science Holdings Corporation
3.88%, 07/01/28 (i)	2,229	1,933
4.88%, 07/01/29 (e) (i)	1,595	1,359
CrowdStrike Holdings, Inc.
3.00%, 02/15/29	1,455	1,224

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Entegris Escrow Corporation
4.75%, 04/15/29 (i)	2,521	2,268
Gartner, Inc.
4.50%, 07/01/28 (i)	3,297	3,009
3.63%, 06/15/29 (i)	8,654	7,408
3.75%, 10/01/30 (i)	3,538	2,967
PTC Inc.
4.00%, 02/15/28 (i)	1,521	1,363
		36,515
Real Estate 0.2%
SBA Communications Corporation
3.88%, 02/15/27	16,790	15,388
3.13%, 02/01/29	16,547	13,806
		29,194
Materials 0.1%
Ball Corporation
6.00%, 06/15/29	13,116	12,755
Energy 0.0%
Pioneer Natural Resources Company
1.13%, 01/15/26	1,078	974
5.10%, 03/29/26	2,212	2,184
2.15%, 01/15/31	2,693	2,124
		5,282
Total Corporate Bonds And Notes (cost $1,197,371)		1,153,355
PREFERRED STOCKS 0.1%
Utilities 0.1%
CMS Energy Corporation, 5.88%, 10/15/78 (e)	270	6,082
CMS Energy Corporation, 5.88%, 03/01/79	266	6,117
NiSource Inc., 6.50%, (25, 03/15/24) (j)	64	1,595
SCE Trust IV, 5.38%, (25, 09/15/25) (e) (j)	158	3,266
		17,060
Financials 0.0%
The Charles Schwab Corporation, 5.95%, (25, 12/01/23) (e) (j)	4	97
Total Preferred Stocks (cost $19,381)		17,157
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Domino's Pizza, Inc.
Series 2017-A23-1A, 4.12%, 07/26/27	2,071	1,910
Series 2019-A2-1A, 3.67%, 10/25/29 (i)	2,837	2,443
SBA Towers, LLC
Series 2022-C-1, 6.60%, 01/15/28	602	602
United Airlines, Inc.
Series 2012-A-1, 4.15%, 04/11/24	10	10
US Airways Class A Pass Through Certificates, Series 2012-2
Series 2012-A-2, 4.63%, 06/03/25	216	206
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	121	114
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,858)		5,285
INVESTMENT COMPANIES 0.0%
T. Rowe Price Institutional Floating Rate Fund (k) (l)	156	1,461
Total Investment Companies (cost $1,567)		1,461
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.2%
T. Rowe Price Government Reserve Fund, 5.33% (k) (m)	511,104	511,104
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.26% (k) (m)	14,633	14,633
Total Short Term Investments (cost $525,737)		525,737
Total Investments 101.8% (cost $12,067,730)		12,504,921
Other Derivative Instruments (0.3)%		(39,839)
Other Assets and Liabilities, Net (1.5)%		(175,859)
Total Net Assets 100.0%		12,289,223

(a) All or a portion of the security is subject to a written call option.

(b) Non-income producing security.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(e) All or a portion of the security was on loan as of September 30, 2023.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) This senior floating rate interest will settle after September 30, 2023. If a reference rate and spread is presented, it will go into effect upon settlement.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $933,170 and 7.6% of the Fund.

(j) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(k) Investment in affiliate.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/T. Rowe Price Capital Appreciation Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	14,082	326,330	340,412	223	—	—	—	—
JNL Government Money Market Fund, 5.26% - Class SL	—	161,189	146,556	248	—	—	14,633	0.1
JNL Securities Lending Collateral Fund - Institutional Class	41,404	115,100	156,504	696	—	—	—	—
T. Rowe Price Institutional Floating Rate Fund	1,340	90	—	85	—	31	1,461	—
T. Rowe Price Government Reserve Fund, 5.33%	839,014	2,458,039	2,785,949	28,620	—	—	511,104	4.2
	895,840	3,060,748	3,429,421	29,872	—	31	527,198	4.3

JNL/T. Rowe Price Capital Appreciation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	07/19/22	12,362	13,157	0.1

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
AbbVie Inc.	CIT	Call	170.00	01/17/25	1,218	(910)
AbbVie Inc.	CIT	Call	165.00	01/17/25	958	(891)
AbbVie Inc.	CIT	Call	160.00	01/17/25	958	(1,054)
AbbVie Inc.	JPM	Call	185.00	01/19/24	305	(6)
AbbVie Inc.	JPM	Call	195.00	01/19/24	305	(8)
AbbVie Inc.	JPM	Call	200.00	01/19/24	305	(1)
AbbVie Inc.	JPM	Call	180.00	01/19/24	917	(23)
AbbVie Inc.	JPM	Call	145.00	01/19/24	77	(73)
AbbVie Inc.	JPM	Call	150.00	01/19/24	77	(51)
AbbVie Inc.	JPM	Call	175.00	01/19/24	611	(27)
Alphabet Inc.	WFI	Call	120.00	01/19/24	2,741	(4,577)
Amazon.com, Inc.	WFI	Call	135.00	01/19/24	1,545	(1,051)
Amazon.com, Inc.	WFI	Call	132.50	01/19/24	2,295	(1,825)
Amazon.com, Inc.	WFI	Call	120.00	01/19/24	916	(1,353)
Analog Devices, Inc.	UBS	Call	200.00	01/19/24	385	(106)
Analog Devices, Inc.	UBS	Call	220.00	06/21/24	77	(30)
Analog Devices, Inc.	UBS	Call	210.00	06/21/24	77	(46)
Analog Devices, Inc.	WFI	Call	210.00	01/19/24	77	(10)
Apple Inc.	JPM	Call	205.00	01/19/24	154	(12)
Apple Inc.	JPM	Call	200.00	01/19/24	766	(96)
Apple Inc.	JPM	Call	195.00	01/19/24	920	(174)
Becton, Dickinson and Company	GSC	Call	290.00	01/19/24	310	(59)
Becton, Dickinson and Company	GSC	Call	300.00	01/19/24	310	(28)
Becton, Dickinson and Company	GSC	Call	270.00	01/19/24	461	(355)
Becton, Dickinson and Company	GSC	Call	280.00	01/19/24	461	(189)
CME Group Inc.	WFI	Call	210.00	01/19/24	112	(41)
CME Group Inc.	WFI	Call	200.00	01/19/24	113	(95)
CME Group Inc.	WFI	Call	190.00	01/19/24	113	(170)
Danaher Corporation	JPM	Call	310.00	01/19/24	157	(12)
Danaher Corporation	JPM	Call	320.00	01/19/24	157	(10)
Danaher Corporation	JPM	Call	290.00	01/19/24	766	(170)
Danaher Corporation	JPM	Call	300.00	01/19/24	157	(22)
Equifax Inc.	CIT	Call	240.00	12/15/23	871	(33)
Equifax Inc.	CIT	Call	220.00	12/15/23	718	(80)
Equifax Inc.	CIT	Call	240.00	01/19/24	77	(4)
Equifax Inc.	CIT	Call	230.00	01/19/24	77	(8)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Exelon Corporation	JPM	Call	50.00	01/19/24	1,174	(3)
Exelon Corporation	JPM	Call	47.00	01/19/24	1,035	(10)
Exelon Corporation	JPM	Call	45.00	01/19/24	4,361	(56)
Exelon Corporation	JPM	Call	47.00	06/21/24	154	(5)
Fortive Corporation	CIT	Call	80.00	12/15/23	154	(18)
Fortive Corporation	CIT	Call	75.00	12/15/23	154	(48)
GE HealthCare Technologies Inc.	CIT	Call	142.00	01/19/24	1,532	(674)
GE HealthCare Technologies Inc.	WFI	Call	90.00	01/19/24	613	(18)
GE HealthCare Technologies Inc.	WFI	Call	90.00	01/19/24	308	(9)
GE HealthCare Technologies Inc.	WFI	Call	85.00	01/19/24	308	(14)
General Electric Company	WFI	Call	115.00	01/19/24	766	(412)
General Electric Company	WFI	Call	95.00	01/19/24	1,039	(1,956)
General Electric Company	WFI	Call	115.00	01/19/24	1,019	(547)
General Electric Company	WFI	Call	110.00	01/19/24	1,019	(810)
General Electric Company	WFI	Call	110.00	01/19/24	766	(609)
Hilton Worldwide Holdings Inc.	WFI	Call	155.00	01/19/24	307	(213)
Hilton Worldwide Holdings Inc.	WFI	Call	160.00	01/19/24	307	(147)
Hilton Worldwide Holdings Inc.	WFI	Call	140.00	01/19/24	156	(251)
Hilton Worldwide Holdings Inc.	WFI	Call	155.00	01/19/24	156	(109)
Intercontinental Exchange, Inc.	CIT	Call	115.00	01/19/24	918	(303)
Intuit Inc.	UBS	Call	480.00	01/19/24	154	(846)
K.K.R. Co., Inc.	UBS	Call	65.00	01/19/24	154	(43)
K.K.R. Co., Inc.	UBS	Call	55.00	01/19/24	1,528	(1,352)
K.K.R. Co., Inc.	UBS	Call	65.00	06/21/24	154	(86)
Keurig Dr Pepper Inc.	CIT	Call	40.00	01/19/24	807	(1)
Keurig Dr Pepper Inc.	CIT	Call	37.00	01/19/24	807	(8)
Linde Public Limited Company	WFI	Call	410.00	01/19/24	77	(40)
Linde Public Limited Company	WFI	Call	395.00	01/19/24	77	(69)
Linde Public Limited Company	WFI	Call	390.00	01/19/24	306	(334)
Marsh & Mclennan Companies, Inc.	GSC	Call	200.00	01/19/24	77	(34)
Marsh & Mclennan Companies, Inc.	GSC	Call	190.00	01/19/24	689	(651)
MasterCard Incorporated	GSC	Call	420.00	01/19/24	383	(381)
MasterCard Incorporated	GSC	Call	425.00	01/19/24	77	(64)
MasterCard Incorporated	GSC	Call	430.00	01/19/24	306	(202)
MasterCard Incorporated	GSC	Call	410.00	01/19/24	459	(645)
MasterCard Incorporated	GSC	Call	380.00	01/19/24	306	(960)
MasterCard Incorporated	GSC	Call	400.00	01/19/24	841	(1,606)
MasterCard Incorporated	GSC	Call	405.00	01/19/24	77	(127)
Meta Platforms, Inc.	BCL	Call	290.00	01/19/24	766	(2,568)
Microsoft Corporation	UBS	Call	375.00	01/19/24	307	(77)
Microsoft Corporation	UBS	Call	385.00	01/19/24	116	(20)
Microsoft Corporation	UBS	Call	360.00	01/19/24	307	(141)
Microsoft Corporation	UBS	Call	365.00	01/19/24	116	(44)
NXP Semiconductors N.V.	GSC	Call	200.00	01/19/24	611	(959)
NXP Semiconductors N.V.	WFI	Call	220.00	01/19/24	154	(110)
NXP Semiconductors N.V.	WFI	Call	210.00	01/19/24	154	(168)
NXP Semiconductors N.V.	WFI	Call	190.00	01/19/24	613	(1,306)
NXP Semiconductors N.V.	WFI	Call	195.00	01/19/24	932	(1,724)
NXP Semiconductors N.V.	WFI	Call	220.00	06/21/24	116	(190)
Roper Technologies, Inc.	CIT	Call	510.00	02/16/24	77	(122)
S&P Global Inc.	BOA	Call	430.00	01/19/24	50	(8)
S&P Global Inc.	BOA	Call	420.00	01/19/24	104	(26)
S&P Global Inc.	BOA	Call	470.00	01/19/24	50	(1)
S&P Global Inc.	BOA	Call	450.00	01/19/24	50	(3)
S&P Global Inc.	BOA	Call	400.00	01/19/24	104	(66)
S&P Global Inc.	BOA	Call	410.00	01/19/24	50	(20)
S&P Global Inc.	UBS	Call	400.00	01/19/24	77	(49)
S&P Global Inc.	UBS	Call	410.00	01/19/24	78	(31)
Salesforce, Inc.	GSC	Call	240.00	01/19/24	231	(64)
Salesforce, Inc.	GSC	Call	230.00	01/19/24	231	(111)
Salesforce, Inc.	GSC	Call	240.00	06/21/24	77	(85)
Salesforce, Inc.	GSC	Call	230.00	06/21/24	77	(110)
Stryker Corporation	WFI	Call	300.00	01/19/24	306	(154)
Stryker Corporation	WFI	Call	310.00	01/19/24	229	(68)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/T. Rowe Price Capital Appreciation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Stryker Corporation	WFI	Call	320.00	01/19/24	264	(42)
Stryker Corporation	WFI	Call	270.00	01/19/24	306	(550)
Stryker Corporation	WFI	Call	280.00	01/19/24	306	(385)
Stryker Corporation	WFI	Call	290.00	01/19/24	306	(249)
Teledyne Technologies Incorporated	JPM	Call	460.00	12/15/23	39	(10)
Texas Instruments Incorporated	BOA	Call	200.00	01/19/24	1,756	(62)
Texas Instruments Incorporated	BOA	Call	195.00	01/19/24	611	(34)
Texas Instruments Incorporated	BOA	Call	190.00	01/19/24	611	(54)
Texas Instruments Incorporated	BOA	Call	180.00	01/19/24	611	(136)
Texas Instruments Incorporated	CIT	Call	200.00	06/21/24	154	(41)
Texas Instruments Incorporated	MLP	Call	200.00	01/19/24	765	(27)
Texas Instruments Incorporated	MLP	Call	195.00	01/19/24	231	(13)
Texas Instruments Incorporated	MLP	Call	190.00	01/19/24	231	(20)
Texas Instruments Incorporated	MLP	Call	195.00	06/21/24	154	(52)
The PNC Financial Services Group, Inc.	JPM	Call	190.00	01/19/24	237	—
The PNC Financial Services Group, Inc.	JPM	Call	200.00	01/19/24	237	—
The PNC Financial Services Group, Inc.	JPM	Call	185.00	01/19/24	237	(1)
The PNC Financial Services Group, Inc.	JPM	Call	170.00	01/19/24	366	(4)
The PNC Financial Services Group, Inc.	JPM	Call	175.00	01/19/24	594	(4)
Thermo Fisher Scientific Inc.	CIT	Call	610.00	01/19/24	107	(18)
Thermo Fisher Scientific Inc.	CIT	Call	620.00	01/19/24	107	(17)
Thermo Fisher Scientific Inc.	CIT	Call	630.00	01/19/24	107	(11)
Thermo Fisher Scientific Inc.	CIT	Call	560.00	01/19/24	39	(34)
Thermo Fisher Scientific Inc.	CIT	Call	600.00	01/19/24	307	(72)
Thermo Fisher Scientific Inc.	CIT	Call	590.00	01/19/24	39	(13)
Thermo Fisher Scientific Inc.	JPM	Call	690.00	01/19/24	79	(2)
Thermo Fisher Scientific Inc.	JPM	Call	660.00	01/19/24	79	(10)
Thermo Fisher Scientific Inc.	JPM	Call	610.00	01/19/24	79	(14)
Thermo Fisher Scientific Inc.	JPM	Call	630.00	01/19/24	79	(8)
Trane Technologies Public Limited Company	GSC	Call	75.00	12/15/23	768	(21)
Trane Technologies Public Limited Company	GSC	Call	60.00	12/15/23	619	(359)
TransUnion	GSC	Call	80.00	12/15/23	306	(37)
UnitedHealth Group Incorporated	CIT	Call	580.00	01/19/24	489	(166)
UnitedHealth Group Incorporated	JPM	Call	600.00	01/19/24	521	(83)
UnitedHealth Group Incorporated	JPM	Call	550.00	01/19/24	154	(139)
Visa Inc.	GSC	Call	250.00	01/19/24	459	(179)
Visa Inc.	GSC	Call	260.00	01/19/24	536	(96)
Visa Inc.	GSC	Call	245.00	01/19/24	231	(125)
Visa Inc.	GSC	Call	230.00	01/19/24	459	(576)
Visa Inc.	GSC	Call	240.00	01/19/24	536	(392)
Visa Inc.	GSC	Call	260.00	06/21/24	39	(34)
Visa Inc.	GSC	Call	250.00	06/21/24	39	(48)
Yum! Brands, Inc.	CIT	Call	145.00	01/19/24	522	(20)
Yum! Brands, Inc.	CIT	Call	150.00	01/19/24	522	(9)
Yum! Brands, Inc.	WFI	Call	140.00	01/19/24	1,060	(93)
Yum! Brands, Inc.	WFI	Call	140.00	01/19/24	1,061	(93)
						(39,839)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Capital Appreciation Fund
Assets - Securities
Common Stocks	7,980,183	—	—	7,980,183
Senior Floating Rate Instruments	—	1,461,151	—	1,461,151
Government And Agency Obligations	—	1,360,592	—	1,360,592
Corporate Bonds And Notes	—	1,153,355	—	1,153,355
Preferred Stocks	17,157	—	—	17,157
Non-U.S. Government Agency Asset-Backed Securities	—	5,285	—	5,285
Investment Companies	—	—	1,461	1,461
Short Term Investments	525,737	—	—	525,737
	8,523,077	3,980,383	1,461	12,504,921
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Options	—	(39,839)	—	(39,839)
	—	(39,839)	—	(39,839)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 98.4%
Information Technology 41.6%
Accenture Public Limited Company - Class A	210	64,649
Adobe Inc. (a)	145	74,139
Advanced Micro Devices, Inc. (a)	538	55,337
Amphenol Corporation - Class A	10	806
Apple Inc.	4,840	828,584
ASML Holding N.V. - ADR	166	97,999
Atlassian Corporation - Class A (a)	108	21,742
Aurora Innovations Inc. - Class A (a)	3,189	7,494
Dynatrace, Inc. (a)	1,026	47,959
Intuit Inc.	314	160,419
Klaviyo, Inc. - Series A (a)	110	3,800
Lam Research Corporation	80	50,226
Marvell Technology, Inc.	480	25,972
Microsoft Corporation	3,519	1,111,290
Monday.Com Ltd. (a)	40	6,314
MongoDB, Inc. - Class A (a)	52	18,144
NVIDIA Corporation	1,225	532,816
Roper Technologies, Inc.	196	95,027
Salesforce, Inc. (a)	464	94,021
ServiceNow, Inc. (a)	225	125,739
Shopify Inc. - Class A (a)	774	42,251
Snowflake Inc. - Class A (a)	139	21,233
Teledyne Technologies Incorporated (a)	247	101,010
		3,586,971
Communication Services 16.6%
Activision Blizzard, Inc.	386	36,119
Alphabet Inc. - Class A (a)	4,251	556,307
Alphabet Inc. - Class C (a)	1,026	135,341
Match Group, Inc. (a)	746	29,219
Meta Platforms, Inc. - Class A (a)	1,089	326,791
Netflix, Inc. (a)	281	106,163
Pinterest, Inc. - Class A (a)	1,911	51,665
Spotify Technology S.A. (a)	413	63,858
The Trade Desk, Inc. - Class A (a)	478	37,385
T-Mobile USA, Inc.	609	85,299
		1,428,147
Consumer Discretionary 14.4%
Amazon.com, Inc. (a)	5,166	656,680
Booking Holdings Inc. (a)	11	33,489
Chipotle Mexican Grill, Inc. (a)	35	63,541
Coupang, Inc. - Class A (a)	2,839	48,257
Ferrari N.V.	189	55,898
Floor & Decor Holdings, Inc. - Class A (a)	220	19,930
Las Vegas Sands Corp.	865	39,655
Lululemon Athletica Canada Inc. (a)	54	20,667
Rivian Automotive, Inc. - Class A (a) (b)	5,070	123,100
Ross Stores, Inc.	508	57,373
Tesla Inc. (a)	498	124,648
		1,243,238
Health Care 12.8%
argenx SE - ADR (a)	115	56,490
Avantor, Inc. (a)	1,397	29,454
Danaher Corporation	172	42,624
Eli Lilly and Company	465	249,658
Humana Inc.	183	88,825
Intuitive Surgical, Inc. (a)	348	101,855
Legend Biotech Corp - ADR (a)	335	22,532
McKesson Corporation	74	32,221
Stryker Corporation	87	23,755
The Cigna Group	292	83,611
Thermo Fisher Scientific Inc.	107	53,958
UnitedHealth Group Incorporated	466	235,099
Vertex Pharmaceuticals Incorporated (a)	154	53,654
Zoetis Inc. - Class A	198	34,389
		1,108,125
Financials 8.1%
Chubb Limited	411	85,479
Fiserv, Inc. (a)	1,057	119,356
MasterCard Incorporated - Class A	534	211,495
The Charles Schwab Corporation	571	31,324
Visa Inc. - Class A	1,078	247,981
		695,635
Industrials 1.9%
Airbus SE	311	41,702
Ceridian HCM Holding Inc. (a)	364	24,672
Cintas Corporation	46	22,327
Old Dominion Freight Line, Inc.	89	36,532
TransUnion	538	38,634
		163,867
Consumer Staples 1.6%
Constellation Brands, Inc. - Class A	261	65,588
Maplebear Inc. (a)	115	3,413
The Estee Lauder Companies Inc. - Class A	195	28,131
The Procter & Gamble Company	253	36,884
		134,016
Energy 0.8%
Schlumberger Limited	1,216	70,881
Materials 0.6%
Linde Public Limited Company	150	55,831
Total Common Stocks (cost $5,902,617)		8,486,711
PREFERRED STOCKS 0.9%
Health Care 0.5%
Sartorius Aktiengesellschaft	134	45,500
Consumer Discretionary 0.4%
Dr. Ing. h.c. F. Porsche Aktiengesellschaft	316	29,702
Total Preferred Stocks (cost $74,674)		75,202
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	2,711	2,711
T. Rowe Price Government Reserve Fund, 5.33% (c) (d)	67,562	67,562
Total Short Term Investments (cost $70,273)		70,273
Total Investments 100.1% (cost $6,047,564)		8,632,186
Other Assets and Liabilities, Net (0.1)%		(10,748)
Total Net Assets 100.0%		8,621,438

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/T. Rowe Price Established Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	2,430	121,152	120,871	108	—	—	2,711	—
JNL Government Money Market Fund, 5.26% - Class SL	—	7,868	7,868	—	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	5,560	5,560	5	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/T. Rowe Price Established Growth Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Government Reserve Fund, 5.33%	343,135	981,540	1,257,113	1,723	—	—	67,562	0.8
	345,565	1,116,120	1,391,412	1,836	—	—	70,273	0.8

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	8,445,009	41,702	—	8,486,711
Preferred Stocks	75,202	—	—	75,202
Short Term Investments	70,273	—	—	70,273
	8,590,484	41,702	—	8,632,186

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 97.0%
Health Care 24.1%
Acadia Healthcare Company, Inc. (a)	707	49,709
Agilent Technologies, Inc.	884	98,849
Agilon Health Management, Inc. (a) (b)	1,272	22,598
Alcon AG	554	42,691
Alnylam Pharmaceuticals, Inc. (a)	297	52,599
Apellis Pharmaceuticals, Inc. (a)	239	9,092
argenx SE - ADR (a)	56	27,531
Ascendis Pharma A/S - ADR (a)	204	19,103
Avantor, Inc. (a)	3,194	67,330
Biogen Inc. (a)	160	41,122
Bruker Corporation	976	60,793
Catalent, Inc. (a)	1,045	47,574
CRISPR Therapeutics AG (a)	213	9,668
Dentsply Sirona Inc.	446	15,235
Enovis Corporation (a)	580	30,583
Exact Sciences Corporation (a)	255	17,396
Hologic, Inc. (a)	1,899	131,791
ICU Medical, Inc. (a)	148	17,613
Ionis Pharmaceuticals, Inc. (a)	849	38,511
Karuna Therapeutics, Inc. (a)	111	18,710
Molina Healthcare, Inc. (a)	129	42,298
Quidelortho Corporation (a)	377	27,536
Roivant Sciences Ltd. (a)	934	10,906
Sarepta Therapeutics, Inc. (a)	160	19,352
Seagen Inc. (a)	53	11,244
Teleflex Incorporated	458	89,956
The Cooper Companies, Inc.	151	48,020
Veeva Systems Inc. - Class A (a)	388	78,939
West Pharmaceutical Services, Inc.	132	49,528
		1,196,277
Information Technology 18.8%
Amphenol Corporation - Class A	481	40,399
Atlassian Corporation - Class A (a)	115	23,174
Bill Holdings, Inc. (a)	222	24,061
CCC Intelligent Solutions Holdings Inc. (a)	2,801	37,395
Clear Secure, Inc. - Class A	303	5,769
Cognex Corporation	452	19,183
Confluent, Inc. - Class A (a)	178	5,271
CrowdStrike Holdings, Inc. - Class A (a)	443	74,149
Fair Isaac Corporation (a)	59	51,243
Fortinet, Inc. (a)	603	35,384
HashiCorp, Inc. - Class A (a)	89	2,032
Keysight Technologies, Inc. (a)	451	59,672
KLA Corporation	112	51,370
Klaviyo, Inc. - Series A (a) (b)	90	3,107
Lattice Semiconductor Corporation (a)	373	32,052
Littelfuse, Inc.	39	9,645
Marvell Technology, Inc.	2,294	124,174
Microchip Technology Incorporated	1,977	154,305
MongoDB, Inc. - Class A (a)	42	14,526
NXP Semiconductors N.V.	90	17,993
PTC Inc. (a)	456	64,618
Roper Technologies, Inc.	99	47,944
Synopsys, Inc. (a)	48	22,031
Tyler Technologies, Inc. (a)	36	13,901
		933,398
Industrials 16.2%
Broadridge Financial Solutions, Inc.	244	43,766
BWXT Government Group, Inc.	317	23,769
Equifax Inc.	338	61,915
ESAB Corporation	552	38,761
Fortive Corporation	1,056	78,313
IDEX Corporation	143	29,747
Ingersoll Rand Inc.	1,511	96,281
J.B. Hunt Transport Services, Inc.	460	86,719
Paylocity Holding Corporation (a)	212	38,520
Shoals Technologies Group, Inc. - Class A (a)	464	8,468
Southwest Airlines Co.	1,522	41,201
Textron Inc.	1,322	103,301
TransUnion	710	50,971
United Rentals, Inc.	95	42,234
Verisk Analytics, Inc.	186	43,941
Waste Connections, Inc.	124	16,653
		804,560
Consumer Discretionary 11.2%
Bath & Body Works, Inc.	1,027	34,713
Bright Horizons Family Solutions, Inc. (a)	240	19,550
Burlington Stores, Inc. (a)	443	59,938
Caesars Entertainment, Inc. (a)	265	12,303
Chipotle Mexican Grill, Inc. (a)	10	18,318
Domino's Pizza, Inc.	192	72,742
Five Below, Inc. (a)	222	35,720
Hilton Worldwide Holdings Inc.	542	81,398
Lululemon Athletica Canada Inc. (a)	58	22,365
MGM Resorts International	1,216	44,686
Mobileye Global Inc. - Class A (a)	88	3,656
O'Reilly Automotive, Inc. (a)	16	14,542
Ross Stores, Inc.	448	50,602
Tractor Supply Company	71	14,357
Ulta Beauty, Inc. (a)	44	17,576
Yum! Brands, Inc.	426	53,271
		555,737
Financials 7.8%
Assurant, Inc.	388	55,709
AXIS Capital Holdings Limited	356	20,068
Cboe Global Markets, Inc.	53	8,279
FleetCor Technologies, Inc. (a)	233	59,494
Intercontinental Exchange, Inc.	480	52,810
K.K.R. Co., Inc. - Class A	1,149	70,778
Markel Group Inc. (a)	6	8,835
MarketAxess Holdings Inc.	103	22,005
Raymond James Financial, Inc.	310	31,133
Tradeweb Markets Inc. - Class A	691	55,418
Zurich American Corporation	98	4,119
		388,648
Materials 5.2%
Avery Dennison Corporation	354	64,665
Ball Corporation	1,556	77,458
Martin Marietta Materials, Inc.	142	58,288
RPM International Inc.	331	31,382
Sealed Air Corporation	858	28,194
		259,987
Communication Services 4.6%
Liberty Media Corporation - Series C (a)	539	33,548
Liberty Media Corporation - Series C (a)	26	837
Match Group, Inc. (a)	498	19,523
Spotify Technology S.A. (a)	385	59,536
The New York Times Company - Class A	302	12,442
The Trade Desk, Inc. - Class A (a)	1,293	101,048
		226,934
Energy 4.1%
Cheniere Energy, Inc.	399	66,218
Coterra Energy Inc.	1,025	27,726
EQT Corporation	1,014	41,148
Pioneer Natural Resources Company	213	48,894
Range Resources Corporation	178	5,769
TechnipFMC PLC	666	13,550
		203,305
Consumer Staples 4.0%
Casey's General Stores, Inc.	178	48,331
Dollar General Corporation	49	5,184
Dollar Tree, Inc. (a)	481	51,202
Kenvue Inc.	1,432	28,745
Maplebear Inc. (a)	185	5,501
Reynolds Consumer Products Inc.	735	18,838
The Boston Beer Company, Inc. - Class A (a)	44	17,139
Treehouse Foods, Inc. (a)	478	20,831
		195,771
Real Estate 1.0%
CoStar Group, Inc. (a)	652	50,132
Total Common Stocks (cost $3,886,561)		4,814,749

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 3.1%
Investment Companies 3.0%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	2,741	2,741
T. Rowe Price Government Reserve Fund, 5.33% (c) (d)	145,611	145,611
		148,352
Securities Lending Collateral 0.1%
JNL Government Money Market Fund - Class SL, 5.26% (c) (d)	2,414	2,414
Total Short Term Investments (cost $150,766)		150,766
Total Investments 100.1% (cost $4,037,327)		4,965,515
Other Assets and Liabilities, Net (0.1)%		(2,544)
Total Net Assets 100.0%		4,962,971

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/T. Rowe Price Mid-Cap Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	1,645	84,951	83,855	116	—	—	2,741	0.1
JNL Government Money Market Fund, 5.26% - Class SL	—	52,244	49,830	56	—	—	2,414	—
JNL Securities Lending Collateral Fund - Institutional Class	—	19,944	19,944	20	—	—	—	—
T. Rowe Price Government Reserve Fund, 5.33%	188,148	350,837	393,374	6,877	—	—	145,611	2.9
	189,793	507,976	547,003	7,069	—	—	150,766	3.0

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,814,749	—	—	4,814,749
Short Term Investments	150,766	—	—	150,766
	4,965,515	—	—	4,965,515

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 48.6%
Financials 19.0%
ABN AMRO Bank N.V.
6.34%, 09/18/27 (a) (b)	1,100	1,097
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	2,440	2,430
3.15%, 02/15/24	870	859
1.65%, 10/29/24	3,865	3,677
6.10%, 01/15/27	545	542
Avolon Holdings Funding Limited
3.95%, 07/01/24 (b)	690	675
2.88%, 02/15/25 (b)	1,480	1,397
2.13%, 02/21/26 (b)	2,335	2,093
6.38%, 05/04/28 (b)	740	727
Banco Del Estado De Chile
2.70%, 01/09/25 (b)	1,180	1,129
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.38%, 04/17/25 (c)	3,500	3,444
Banco Santander, S.A.
3.50%, 03/24/25 (a)	2,600	2,500
Bank of America Corporation
0.81%, 10/24/24	1,215	1,210
1.84%, 02/04/25	1,505	1,480
0.98%, 04/22/25	2,190	2,122
3.84%, 04/25/25	1,260	1,242
3.38%, 04/02/26	1,860	1,782
5.08%, 01/20/27	1,650	1,613
1.73%, 07/22/27	1,560	1,383
Bank of Ireland Group Public Limited Company
4.50%, 11/25/23 (b)	7,155	7,129
Bank of Montreal
4.25%, 09/14/24 (a)	945	930
3.70%, 06/07/25 (a)	7,990	7,698
Banque Federative du Credit Mutuel
0.65%, 02/27/24 (b)	2,390	2,339
1.00%, 02/04/25 (b)	2,280	2,128
4.94%, 01/26/26 (a) (b)	1,495	1,455
Barclays PLC
1.01%, 12/10/24	1,790	1,771
5.30%, 08/09/26 (a)	1,485	1,453
7.33%, 11/02/26 (a)	1,380	1,401
BPCE
5.70%, 10/22/23 (b)	6,595	6,589
Brighthouse Financial, Inc.
1.00%, 04/12/24 (b)	2,150	2,100
CaixaBank, S.A.
6.68%, 09/13/27 (b)	1,565	1,564
6.21%, 01/18/29 (b)	2,240	2,189
Capital One Financial Corporation
3.90%, 01/29/24	1,295	1,285
4.25%, 04/30/25	495	479
2.64%, 03/03/26	1,905	1,796
4.99%, 07/24/26	1,650	1,602
6.31%, 06/08/29	995	972
Citigroup Inc.
0.98%, 05/01/25	1,805	1,746
4.14%, 05/24/25	1,690	1,666
3.11%, 04/08/26	1,680	1,603
CNO Global Funding
1.65%, 01/06/25 (b)	2,505	2,348
1.75%, 10/07/26 (b)	2,065	1,815
Corebridge Financial, Inc.
3.50%, 04/04/25	1,350	1,295
Danske Bank A/S
5.38%, 01/12/24 (b)	2,390	2,382
3.77%, 03/28/25 (b)	1,205	1,187
6.26%, 09/22/26 (b)	845	845
Discover Bank
2.45%, 09/12/24	445	427
Discover Financial Services
3.95%, 11/06/24	680	662
Equitable Financial Life Global Funding
1.10%, 11/12/24 (b)	1,695	1,602
Fidelity National Information Services, Inc.
0.60%, 03/01/24	1,440	1,410
4.50%, 07/15/25	1,070	1,044
Fifth Third Bancorp
6.34%, 07/27/29	810	802
Fifth Third Bank, National Association
5.85%, 10/27/25	3,410	3,355
2.25%, 02/01/27	635	556
First American Financial Corporation
4.60%, 11/15/24	1,415	1,389
Fiserv, Inc.
3.80%, 10/01/23 (d)	920	920
2.75%, 07/01/24	5,115	4,991
HSBC Holdings PLC
1.16%, 11/22/24 (a)	1,425	1,413
1.65%, 04/18/26 (a)	3,265	3,034
ING Groep N.V.
6.08%, 09/11/27 (a)	1,140	1,136
JPMorgan Chase & Co.
0.82%, 06/01/25	2,010	1,934
2.08%, 04/22/26	3,200	3,002
4.08%, 04/26/26	1,585	1,538
6.19%, (SOFR + 0.89%), 04/22/27 (e)	1,265	1,259
LeasePlan Corporation N.V.
2.88%, 10/24/24 (b)	3,420	3,289
Lloyds Banking Group PLC
4.50%, 11/04/24 (a)	965	944
LSEGA Financing PLC
0.65%, 04/06/24 (b)	4,440	4,329
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/25	2,520	2,415
Morgan Stanley
5.79%, (SOFR + 0.47%), 11/10/23 (e)	3,035	3,033
5.78%, (SOFR + 0.46%), 01/25/24 (e)	1,815	1,812
3.62%, 04/17/25	1,745	1,717
2.63%, 02/18/26	1,770	1,684
6.14%, 10/16/26	1,925	1,926
5.05%, 01/28/27	830	813
Morgan Stanley Bank, National Association
4.75%, 04/21/26 (c)	1,555	1,519
Nasdaq, Inc.
5.65%, 06/28/25	385	384
NatWest Markets PLC
0.80%, 08/12/24 (b)	1,395	1,333
3.48%, 03/22/25 (b)	995	959
Nordea Bank Abp
3.60%, 06/06/25 (b)	5,775	5,566
Northern Trust Corporation
3.95%, 10/30/25	1,085	1,043
Northwestern Mutual Global Funding
4.35%, 09/15/27 (b)	1,655	1,589
Principal Life Global Funding II
0.75%, 04/12/24 (b)	1,500	1,462
QNB Finance Ltd
3.50%, 03/28/24 (c)	2,700	2,658
2.63%, 05/12/25 (c)	1,500	1,418
S&P Global Inc.
2.45%, 03/01/27	3,630	3,305
Santander Holdings USA, Inc.
2.49%, 01/06/28	1,360	1,181
Skandinaviska Enskilda Banken AB
3.70%, 06/09/25 (b)	6,880	6,631
Societe Generale
2.63%, 10/16/24 (b)	315	303
Standard Chartered PLC
0.99%, 01/12/25 (b)	840	826
1.21%, 03/23/25 (b)	200	195
1.82%, 11/23/25 (b)	885	837
State Street Corporation
4.86%, 01/26/26	930	915
5.10%, 05/18/26	1,260	1,243

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Synchrony Financial
4.25%, 08/15/24	4,690	4,595
The Bank of New York Mellon Corporation
4.41%, 07/24/26	1,810	1,759
4.95%, 04/26/27	1,865	1,821
The Charles Schwab Corporation
2.45%, 03/03/27	4,155	3,698
The Goldman Sachs Group, Inc.
5.82%, (SOFR + 0.51%), 09/10/24 (e)	1,645	1,636
0.93%, 10/21/24	1,060	1,055
1.76%, 01/24/25	1,420	1,397
3.50%, 04/01/25	2,045	1,971
4.48%, 08/23/28	1,665	1,575
The Huntington National Bank
5.70%, 11/18/25	855	836
The PNC Financial Services Group, Inc.
5.67%, 10/28/25	2,580	2,560
5.81%, 06/12/26	840	833
4.76%, 01/26/27	1,860	1,792
The Toronto-Dominion Bank
3.77%, 06/06/25 (a)	6,600	6,384
The Western Union Company
2.85%, 01/10/25 (d)	4,129	3,948
Truist Financial Corporation
5.71%, (SOFR + 0.40%), 06/09/25 (e)	1,470	1,437
U.S. Bancorp
5.73%, 10/21/26	1,140	1,130
4.55%, 07/22/28	3,565	3,344
UBS Group AG
4.49%, 08/05/25 (a) (b)	2,390	2,346
4.49%, 05/12/26 (b)	695	673
1.49%, 08/10/27 (a) (b)	905	789
6.33%, 12/22/27 (b)	2,970	2,964
Wells Fargo & Company
3.91%, 04/25/26	1,830	1,764
2.19%, 04/30/26	1,455	1,366
4.54%, 08/15/26	2,080	2,020
3.53%, 03/24/28	1,175	1,079
		231,744
Consumer Discretionary 4.5%
7-Eleven, Inc.
0.80%, 02/10/24 (b)	1,490	1,462
Advance Auto Parts, Inc.
5.90%, 03/09/26	585	565
Aptiv PLC
2.40%, 02/18/25	2,050	1,950
Brunswick Corporation
0.85%, 08/18/24	2,355	2,247
Daimler Trucks Finance North America LLC
1.63%, 12/13/24 (b)	1,940	1,841
5.15%, 01/16/26 (b)	790	775
General Motors Financial Company, Inc.
2.90%, 02/26/25	3,645	3,477
5.40%, 04/06/26	995	974
Hasbro, Inc.
3.00%, 11/19/24 (d)	3,380	3,263
Hyundai Capital America
0.80%, 01/08/24 (b)	1,810	1,785
0.88%, 06/14/24 (b)	1,685	1,625
1.00%, 09/17/24 (b)	865	824
5.50%, 03/30/26 (b)	885	873
5.60%, 03/30/28 (b)	1,180	1,153
Hyundai Capital Services, Inc.
2.13%, 04/24/25 (b)	830	783
Lowe`s Companies, Inc.
4.40%, 09/08/25	2,350	2,297
4.80%, 04/01/26	1,070	1,050
3.35%, 04/01/27	680	633
Marriott International, Inc.
3.75%, 03/15/25	495	479
5.45%, 09/15/26	610	604
4.90%, 04/15/29	490	467
Mattel, Inc.
3.38%, 04/01/26 (b)	1,410	1,301
5.88%, 12/15/27 (b)	1,115	1,083
Mercedes-Benz Finance North America LLC
4.80%, 03/30/26 (b)	1,370	1,347
Mohawk Industries, Inc.
5.85%, 09/18/28	980	973
Nordstrom, Inc.
2.30%, 04/08/24	390	382
Ross Stores, Inc.
4.60%, 04/15/25	4,010	3,927
0.88%, 04/15/26	1,110	986
Starbucks Corporation
4.75%, 02/15/26	1,375	1,354
Stellantis Finance US Inc.
1.71%, 01/29/27 (b)	1,330	1,156
Volkswagen Group of America, Inc.
0.88%, 11/22/23 (b)	1,655	1,644
3.95%, 06/06/25 (b)	4,090	3,953
5.80%, 09/12/25 (b)	1,260	1,255
5.70%, 09/12/26 (b)	1,070	1,064
Warnermedia Holdings, Inc.
6.41%, 03/15/26	1,015	1,014
3.76%, 03/15/27	5,015	4,626
		55,192
Health Care 4.2%
AbbVie Inc.
2.95%, 11/21/26	3,640	3,376
Bayer US Finance II LLC
3.88%, 12/15/23 (b)	2,365	2,356
Becton, Dickinson and Company
4.69%, 02/13/28	3,035	2,942
Cardinal Health, Inc.
3.50%, 11/15/24	2,000	1,947
CVS Health Corporation
5.00%, 02/20/26	2,095	2,063
2.88%, 06/01/26	855	796
3.00%, 08/15/26	890	827
HCA Inc.
5.38%, 02/01/25	1,170	1,159
3.13%, 03/15/27	2,280	2,060
Health Care Service Corporation, A Mutual Legal Reserve Company
1.50%, 06/01/25 (b)	2,935	2,718
Humana Inc.
1.35%, 02/03/27	675	588
5.75%, 03/01/28	810	813
Mars, Incorporated
4.55%, 04/20/28 (b)	2,555	2,472
Mylan II B.V.
3.95%, 06/15/26	3,745	3,499
PeaceHealth
1.38%, 11/15/25	470	427
Perrigo Finance Unlimited Company
3.90%, 12/15/24	7,165	6,909
Pfizer Investment Enterprises Pte. Ltd
4.45%, 05/19/26 - 05/19/28	4,525	4,401
Revvity, Inc.
0.85%, 09/15/24	5,105	4,850
UnitedHealth Group Incorporated
3.70%, 05/15/27	1,490	1,411
5.25%, 02/15/28	910	912
4.25%, 01/15/29	2,595	2,470
Viatris Inc.
1.65%, 06/22/25	2,030	1,875
		50,871
Utilities 3.9%
Alexander Funding Trust
1.84%, 11/15/23 (b)	2,220	2,206
Constellation Energy Generation, LLC
5.60%, 03/01/28	1,185	1,177
DTE Energy Company
4.22%, 11/01/24 (f)	1,980	1,943
Enel Finance International N.V.
2.65%, 09/10/24 (b)	2,710	2,622
6.80%, 10/14/25 (b)	400	405

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
1.38%, 07/12/26 (b)	2,250	1,989
Korea Electric Power Corp
5.38%, 04/06/26 (b)	2,400	2,388
Korea Hydro & Nuclear Power Co., Ltd
1.25%, 04/27/26 (b)	1,419	1,271
4.25%, 07/27/27 (b)	1,120	1,073
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/25 (f)	965	967
4.45%, 06/20/25	2,520	2,458
5.75%, 09/01/25 (f)	310	309
1.88%, 01/15/27	2,270	2,011
NiSource Inc.
5.25%, 03/30/28	515	506
NRG Energy, Inc.
3.75%, 06/15/24 (b)	1,420	1,391
Pacific Gas And Electric Company
3.50%, 06/15/25	1,980	1,882
Sempra Energy
3.30%, 04/01/25	1,505	1,446
5.40%, 08/01/26	1,090	1,079
Southern California Gas Company
2.95%, 04/15/27	1,625	1,491
Tenaga Nasional Berhad
7.50%, 11/01/25 (c)	2,800	2,875
The AES Corporation
3.30%, 07/15/25 (b)	1,365	1,294
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (b)	2,440	2,405
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	10,980	10,715
5.13%, 05/13/25 (b)	1,885	1,838
		47,741
Energy 3.8%
ABP Finance B.V.
2.00%, 07/15/26 (b)	569	509
APT Pipelines Limited
4.20%, 03/23/25 (b)	4,461	4,337
Canadian Natural Resources Limited
3.80%, 04/15/24	1,605	1,584
2.05%, 07/15/25	2,710	2,529
Columbia Pipelines Holding Company LLC
6.06%, 08/15/26 (b)	290	291
DCP Midstream Operating, LP
5.38%, 07/15/25	3,436	3,390
Enbridge Inc.
4.00%, 10/01/23	4,065	4,065
2.50%, 01/15/25 - 02/14/25	3,320	3,170
Energy Transfer LP
5.88%, 01/15/24	4,795	4,789
4.90%, 02/01/24	1,885	1,880
2.90%, 05/15/25	480	456
Equinor ASA
2.88%, 04/06/25	3,880	3,735
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (b)	940	867
ONEOK, Inc.
5.55%, 11/01/26	1,325	1,316
Ovintiv Canada ULC
5.65%, 05/15/25	1,535	1,527
Pioneer Natural Resources Company
5.10%, 03/29/26	1,175	1,160
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	501	500
5.63%, 03/01/25	2,330	2,315
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	785	777
The Williams Companies, Inc.
5.40%, 03/02/26	3,205	3,181
TransCanada PipeLines Limited
6.20%, 03/09/26	3,415	3,401
		45,779
Communication Services 3.4%
AT&T Inc.
4.10%, 02/15/28	780	729
Charter Communications Operating, LLC
4.91%, 07/23/25	7,435	7,262
Cox Communications, Inc.
3.15%, 08/15/24 (b)	3,654	3,560
3.50%, 08/15/27 (b)	860	787
KT Corp
4.00%, 08/08/25 (b)	3,095	3,003
Meta Platforms, Inc.
4.60%, 05/15/28	1,095	1,072
NBN Co Limited
1.45%, 05/05/26 (b)	3,665	3,297
NTT Finance Corporation
4.24%, 07/25/25 (b)	755	734
PCCW-HKT Capital No. 2 Limited
3.63%, 04/02/25 (c)	4,100	3,964
Rogers Communications Inc.
2.95%, 03/15/25	3,135	2,990
3.20%, 03/15/27	2,250	2,058
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	68	67
3.55%, 04/14/25	1,110	1,071
5.00%, 03/28/26	1,910	1,870
T-Mobile USA, Inc.
3.50%, 04/15/25	1,905	1,838
2.63%, 04/15/26	955	883
Verizon Communications Inc.
0.85%, 11/20/25	2,110	1,908
1.45%, 03/20/26	2,475	2,236
2.63%, 08/15/26	2,730	2,523
		41,852
Consumer Staples 2.4%
B.A.T. International Finance P.L.C.
1.67%, 03/25/26	1,775	1,600
4.45%, 03/16/28	3,255	3,037
Coca-Cola Europacific Partners PLC
0.80%, 05/03/24 (b)	4,865	4,729
CSL Finance PLC
3.85%, 04/27/27 (b)	730	692
ERAC USA Finance LLC
4.60%, 05/01/28 (b)	2,440	2,341
HPHT Finance (19) Limited
2.88%, 11/05/24 (c)	2,957	2,858
Imperial Brands Finance PLC
3.13%, 07/26/24 (b) (d)	5,020	4,903
4.25%, 07/21/25 (b) (d)	1,660	1,599
JDE Peet's N.V.
0.80%, 09/24/24 (b)	1,035	982
Kenvue Inc.
5.35%, 03/22/26 (b)	385	381
Mondelez International Holdings Netherlands B.V.
4.25%, 09/15/25 (b)	1,525	1,484
Mondelez International, Inc.
2.63%, 03/17/27	1,325	1,207
Philip Morris International Inc.
4.88%, 02/13/26	1,630	1,604
Viterra Finance B.V.
4.90%, 04/21/27 (b)	2,015	1,934
		29,351
Real Estate 2.3%
American Tower Corporation
2.40%, 03/15/25	1,175	1,114
Brixmor Operating Partnership LP
3.65%, 06/15/24	4,307	4,221
Crown Castle Inc.
3.20%, 09/01/24	835	814
1.05%, 07/15/26	2,800	2,459
2.90%, 03/15/27	1,910	1,731
5.00%, 01/11/28	850	821
Essex Portfolio, L.P.
3.88%, 05/01/24	1,890	1,864
Kilroy Realty, L.P.
3.45%, 12/15/24	1,250	1,205
4.38%, 10/01/25	1,505	1,443

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Public Storage, Inc.
5.78%, (SOFR + 0.47%), 04/23/24 (e)	1,235	1,234
5.13%, 01/15/29	790	777
Realty Income Corporation
5.05%, 01/13/26	645	633
Simon Property Group, L.P.
2.00%, 09/13/24	830	799
W.P. Carey Inc.
4.60%, 04/01/24	4,210	4,175
Weingarten Realty Investors
4.45%, 01/15/24	5,000	4,971
		28,261
Industrials 2.3%
Canadian Pacific Kansas City Limited
1.35%, 12/02/24	2,420	2,294
1.75%, 12/02/26	1,065	951
Carrier Global Corporation
2.24%, 02/15/25	483	459
DAE Funding LLC
1.55%, 08/01/24 (b)	1,185	1,135
GATX Corporation
4.35%, 02/15/24	4,215	4,193
3.25%, 03/30/25	1,750	1,677
NTT Finance Corporation
0.58%, 03/01/24 (b)	1,245	1,218
Otis Worldwide Corporation
2.06%, 04/05/25	1,660	1,568
Park Aerospace Holdings Limited
5.50%, 02/15/24 (b)	861	858
Parker-Hannifin Corporation
3.65%, 06/15/24	3,765	3,703
Penske Truck Leasing Co., L.P.
3.45%, 07/01/24 (b)	3,465	3,400
5.75%, 05/24/26 (b)	1,625	1,602
Regal Rexnord Corporation
6.05%, 02/15/26 (b) (d)	1,395	1,372
Republic Services, Inc.
0.88%, 11/15/25	863	781
4.88%, 04/01/29	690	671
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (b)	1,810	1,784
		27,666
Materials 1.6%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	1,230	1,189
Celanese US Holdings LLC
6.05%, 03/15/25 (d)	1,189	1,185
6.35%, 11/15/28 (d)	845	834
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24	1,530	1,499
Ecolab Inc.
5.25%, 01/15/28	1,840	1,835
LG Chem, Ltd.
3.25%, 10/15/24 (c)	3,400	3,304
LYB International Finance III, LLC
1.25%, 10/01/25	1,417	1,291
Nucor Corporation
3.95%, 05/23/25	830	805
Nutrien Ltd.
4.90%, 03/27/28	980	947
POSCO Holdings Inc.
4.38%, 08/04/25 (c)	900	876
5.63%, 01/17/26 (b)	1,315	1,310
Steel Dynamics, Inc.
2.80%, 12/15/24	2,121	2,041
The Sherwin-Williams Company
4.25%, 08/08/25	760	739
Westlake Corporation
0.88%, 08/15/24	1,650	1,579
		19,434
Information Technology 1.2%
Amphenol Corporation
2.05%, 03/01/25	1,395	1,326
CDW Finance Corporation
5.50%, 12/01/24	765	757
Fortinet, Inc.
1.00%, 03/15/26	1,445	1,287
Microchip Technology Incorporated
0.98%, 09/01/24	2,015	1,925
Micron Technology, Inc.
5.38%, 04/15/28	1,900	1,834
NXP B.V.
4.88%, 03/01/24	2,578	2,569
2.70%, 05/01/25	1,600	1,519
3.88%, 06/18/26	1,175	1,120
4.40%, 06/01/27	295	280
Qorvo, Inc.
1.75%, 12/15/24 (b)	920	864
Workday, Inc.
3.50%, 04/01/27	975	910
		14,391
Total Corporate Bonds And Notes (cost $613,653)		592,282
GOVERNMENT AND AGENCY OBLIGATIONS 26.3%
U.S. Treasury Note 19.8%
Treasury, United States Department of
2.75%, 05/15/25	43,675	42,010
4.25%, 05/31/25	20,595	20,286
4.63%, 06/30/25	7,265	7,203
5.00%, 08/31/25 - 09/30/25	102,690	102,548
4.50%, 11/15/25 (g)	47,255	46,753
4.00%, 12/15/25	7,465	7,309
4.50%, 07/15/26	14,750	14,614
		240,723
Mortgage-Backed Securities 5.3%
Federal Home Loan Mortgage Corporation
5.00%, 12/01/23 - 12/01/41	304	299
4.74%, (1 Year USD LIBOR + 1.75%), 09/01/33 (e)	3	3
5.20%, (1 Year Treasury + 2.25%), 09/01/33 (e)	9	9
6.00%, 09/01/34 - 02/01/53	1,244	1,246
4.59%, (1 Year Treasury + 2.11%), 10/01/34 (e)	6	6
3.00%, 11/01/34 - 06/01/52	1,550	1,299
4.15%, (1 Year USD LIBOR + 1.90%), 11/01/34 (e)	1	1
4.28%, (1 Year USD LIBOR + 1.89%), 11/01/34 (e)	5	5
4.38%, (1 Year Treasury + 2.25%), 11/01/34 (e)	12	12
4.38%, (1 Year USD LIBOR + 1.90%), 11/01/34 (e)	4	4
3.93%, (1 Year USD LIBOR + 1.68%), 01/01/35 (e)	3	3
4.03%, (1 Year USD LIBOR + 1.68%), 02/01/35 (e)	3	3
4.05%, (1 Year USD LIBOR + 1.63%), 02/01/35 (e)	8	8
4.06%, (1 Year USD LIBOR + 1.62%), 02/01/35 (e)	3	3
4.22%, (1 Year USD LIBOR + 1.90%), 02/01/35 (e)	6	6
4.24%, (1 Year Treasury + 2.11%), 02/01/35 (e)	10	10
4.48%, (1 Year Treasury + 2.25%), 02/01/35 (e)	9	9
5.66%, (1 Year USD LIBOR + 1.75%), 06/01/35 (e)	84	84
4.49%, (1 Year Treasury + 2.37%), 09/01/35 (e)	173	177
5.62%, (1 Year USD LIBOR + 1.68%), 10/01/35 (e)	21	21
3.98%, (1 Year USD LIBOR + 1.73%), 11/01/35 (e)	38	39
1.50%, 02/01/36	1,738	1,452
4.12%, (1 Year USD LIBOR + 1.60%), 03/01/36 (e)	42	42
4.50%, 04/01/38	1,480	1,419
7.50%, 06/01/38	166	172

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
7.00%, 03/01/39	191	198
4.00%, 12/01/49	499	451
2.50%, 01/01/52	2,674	2,140
Federal National Mortgage Association, Inc.
5.50%, 07/01/25 - 12/01/39	2,689	2,692
5.00%, 09/01/25 - 10/01/52	3,125	3,021
3.50%, 11/01/26 - 01/01/52	2,626	2,309
3.00%, 09/01/28 - 06/01/52	4,737	4,111
6.50%, 07/01/32 - 12/01/32	141	143
4.32%, (1 Year USD LIBOR + 1.62%), 03/01/33 (e)	1	1
4.45%, (6 Month USD LIBOR + 1.41%), 06/01/33 (e)	3	3
5.09%, (1 Year Treasury + 2.17%), 06/01/33 (e)	39	40
5.05%, (1 Year Treasury + 2.13%), 07/01/33 (e)	2	2
4.34%, (1 Year Treasury + 2.21%), 12/01/33 (e)	61	62
6.00%, 03/01/34 - 08/01/53	10,339	10,288
5.33%, (1 Year Treasury + 2.30%), 04/01/34 (e)	1	1
4.10%, (1 Year USD LIBOR + 1.57%), 10/01/34 (e)	3	3
3.60%, (1 Year USD LIBOR + 1.35%), 11/01/34 (e)	1	1
3.92%, (1 Year USD LIBOR + 1.67%), 11/01/34 (e)	9	10
5.39%, (1 Year Treasury + 2.36%), 11/01/34 (e)	53	54
3.93%, (1 Year USD LIBOR + 1.68%), 12/01/34 (e)	6	6
3.88%, (1 Year USD LIBOR + 1.50%), 01/01/35 (e)	10	10
3.90%, (1 Year USD LIBOR + 1.63%), 01/01/35 (e)	3	3
3.93%, (1 Year USD LIBOR + 1.56%), 01/01/35 (e)	7	7
3.96%, (1 Year USD LIBOR + 1.56%), 01/01/35 (e)	7	7
3.96%, (1 Year USD LIBOR + 1.64%), 02/01/35 (e)	4	4
4.33%, (1 Year Treasury + 2.19%), 02/01/35 (e)	11	11
4.07%, (1 Year USD LIBOR + 1.37%), 03/01/35 (e)	6	6
3.94%, (1 Year Treasury + 1.82%), 04/01/35 (e)	56	57
4.54%, (1 Year USD LIBOR + 1.81%), 04/01/35 (e)	13	13
5.36%, (1 Year USD LIBOR + 1.99%), 04/01/35 (e)	70	71
4.24%, (1 Year USD LIBOR + 1.42%), 05/01/35 (e)	22	22
4.59%, (1 Year USD LIBOR + 1.65%), 05/01/35 (e)	8	9
4.97%, (1 Year USD LIBOR + 1.43%), 05/01/35 (e)	59	59
5.07%, (1 Year Treasury + 2.30%), 06/01/35 (e)	58	59
5.94%, (1 Year USD LIBOR + 1.69%), 06/01/35 (e)	44	45
5.55%, (1 Year USD LIBOR + 1.83%), 07/01/35 (e)	21	21
4.65%, (6 Month USD LIBOR + 1.37%), 08/01/35 (e)	99	99
5.37%, (1 Year USD LIBOR + 1.60%), 08/01/35 (e)	49	49
3.94%, (1 Year USD LIBOR + 1.69%), 11/01/35 - 02/01/36 (e)	41	42
4.30%, (1 Year Treasury + 2.05%), 02/01/36 (e)	23	23
4.49%, (1 Year USD LIBOR + 1.74%), 03/01/36 (e)	31	31
4.50%, 09/01/39 - 07/01/52	7,603	7,076
4.00%, 08/01/43 - 09/01/52	3,957	3,546
2.00%, 10/01/50	606	465
2.50%, 01/01/52	2,714	2,157
TBA, 5.50%, 10/15/53 (h)	1,780	1,720
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	951	926
6.00%, 07/15/36	382	386
4.50%, 09/20/40 - 10/20/52	5,010	4,638
3.50%, 03/20/43 - 07/20/52	4,404	3,885
5.50%, 09/15/45 - 12/20/48	1,066	1,061
4.00%, 09/20/45 - 10/20/52	1,956	1,774
3.00%, 09/20/47 - 09/20/49	1,668	1,427
TBA, 5.00%, 10/15/53 (h)	2,035	1,929
TBA, 5.50%, 10/15/53 (h)	1,065	1,034
		64,540
U.S. Government Agency Obligations 0.5%
Council of Federal Home Loan Banks
5.00%, 02/28/25 (i)	6,340	6,313
Collateralized Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 9.43%, (SOFR 30-Day Average + 4.11%), 08/26/24 (e)	206	207
Series PA-3713, REMIC, 2.00%, 02/15/40	310	301
Series 2021-M2-DNA7, REMIC, 7.11%, (SOFR 30-Day Average + 1.80%), 11/25/41 (e)	895	879
Series 2022-M1A-HQA2, REMIC, 7.96%, (SOFR 30-Day Average + 2.65%), 07/25/42 (e)	890	909
Series 2017-M1-SC02, REMIC, 3.87%, 05/25/47 (e)	116	112
Federal National Mortgage Association, Inc.
Series 2017-1M2-C01, 8.98%, (SOFR 30-Day Average + 3.66%), 01/25/27 (e)	982	1,018
Series 2017-1ED3-C05, REMIC, 6.63%, (SOFR 30-Day Average + 1.31%), 01/25/30 (e)	22	22
Series 2017-KA-90, REMIC, 3.00%, 11/25/47	1,297	1,181
		4,629
Sovereign 0.2%
Korea Housing Finance Corporation
4.63%, 02/24/28 (b) (i)	2,500	2,415
Municipal 0.1%
Golden State Tobacco Securitization Corporation
1.71%, 06/01/24	1,770	1,720
Total Government And Agency Obligations (cost $328,919)		320,340
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 23.9%
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,011	954
Americredit Automobile Receivables Trust 2020-1
Series 2020-C-1, 1.59%, 10/18/25	857	846
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,265
AmeriCredit Automobile Receivables Trust 2021-1
Series 2021-C-1, 0.89%, 10/19/26	1,960	1,839
Series 2021-D-1, 1.21%, 12/18/26	1,215	1,115
AmeriCredit Automobile Receivables Trust 2021-2
Series 2021-D-2, 1.29%, 06/18/27	2,490	2,250
AmeriCredit Automobile Receivables Trust 2022-1
Series 2022-D-1, 3.23%, 02/18/28	1,465	1,340
Americredit Automobile Receivables Trust 2023-1
Series 2023-C-1, 5.80%, 12/18/28	1,195	1,170
Angel Oak Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.91%, 02/25/25 (e)	1,266	1,031
Angel Oak Real Estate Investment TRS Trust II
Series 2021-A1-3, REMIC, 1.07%, 06/25/25 (e)	829	673
Avis Budget Rental Car Funding (AESOP) LLC
Series 2018-C-2A, 4.95%, 03/20/24	800	795
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,636
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,197
Series 2020-A-1A, 2.33%, 08/20/25	990	929
BAMLL Commercial Mortgage Securities Trust 2018-DSNY
Series 2018-A-DSNY, REMIC, 6.23%, (1 Month Term SOFR + 0.90%), 09/15/34 (e)	3,090	3,076
Bayview MSR Opportunity Master Fund Trust 2021-INV2
Series 2021-A5-2, REMIC, 2.50%, 05/25/28	1,863	1,556

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
BCP Trust 2021-330N
Series 2021-A-330N, REMIC, 6.25%, (1 Month Term SOFR + 0.91%), 06/15/38 (e)	1,250	1,106
BFLD Trust 2019-DPLO
Series 2019-B-DPLO, REMIC, 6.79%, (1 Month Term SOFR + 1.45%), 10/15/24 (e)	2,770	2,746
BINOM Securitization Trust 2021-INV1
Series 2021-A2-INV1, REMIC, 2.37%, 06/25/56 (e)	706	587
Series 2021-A3-INV1, REMIC, 2.63%, 06/25/56 (e)	725	605
Blackbird Capital Aircraft Lease Securitization Limited 2016-1
Series 2016-AA-1A, 2.49%, 12/15/24 (f)	513	489
BPR Trust 2021-TY
Series 2021-B-TY, REMIC, 6.60%, (1 Month Term SOFR + 1.26%), 09/15/38 (e)	1,855	1,746
Bravo Residential Funding Trust 2021-NQM3
Series 2021-A1-NQM3, REMIC, 1.70%, 04/25/60 (e)	1,144	1,004
BRE Grand Islander Timeshare Issuer 2019-A LLC
Series 2019-A-A, 3.28%, 09/26/33	309	290
BSREP Commercial Mortgage Trust 2021-DC
Series 2021-D-DC, REMIC, 7.35%, (1 Month Term SOFR + 2.01%), 08/16/38 (e)	777	646
BX Commercial Mortgage Trust 2019-XL
Series 2019-B-XL, REMIC, 6.53%, (1 Month Term SOFR + 1.19%), 10/15/36 (e)	1,402	1,394
BX Commercial Mortgage Trust 2022-CSMO
Series 2022-B-CSMO, REMIC, 8.47%, (1 Month Term SOFR + 3.14%), 06/17/24 (e)	1,575	1,574
CarMax Auto Owner Trust 2020-1
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,781
Series 2020-C-1, 2.34%, 11/17/25	785	773
CarMax Auto Owner Trust 2020-4
Series 2020-D-4, 1.75%, 04/15/27	1,335	1,253
CarMax Auto Owner Trust 2023-2
Series 2023-C-2, 5.57%, 11/15/28	2,330	2,269
Series 2023-D-2, 6.55%, 10/15/29	1,570	1,533
Carmax Auto Owner Trust 2023-3
Series 2023-B-3, 5.47%, 02/15/29	465	460
Series 2023-C-3, 5.61%, 02/15/29	1,505	1,482
Series 2023-D-3, 6.44%, 12/16/30	820	810
Carvana Auto Receivables Trust 2022-N1
Series 2022-C-N1, 3.32%, 02/10/27	334	325
Cedar Funding Ltd
Series 2021-A-14A, 6.67%, (3 Month Term SOFR + 1.36%), 07/15/33 (e)	3,070	3,047
CGDB Commercial Mortgage Trust 2019-MOB
Series 2019-D-MOB, REMIC, 7.10%, (1 Month Term SOFR + 1.76%), 11/17/36 (e)	1,455	1,392
CIFC Funding 2014-II-R, Ltd.
Series 2014-A1-2RA, 6.66%, (3 Month Term SOFR + 1.31%), 04/24/30 (e)	1,502	1,498
CIFC Funding 2021-IV Ltd.
Series 2021-A-4A, 6.62%, (3 Month Term SOFR + 1.31%), 07/15/33 (e)	905	902
CIM Trust 2020-INV1
Series 2020-A2-INV1, REMIC, 2.50%, 09/25/41	1,272	955
CIM Trust 2022-R3
Series 2022-A1-R3, REMIC, 4.50%, 03/25/62	3,660	3,414
Citigroup Mortgage Loan Trust
Series 2020-A3-EXP2, REMIC, 2.50%, 08/25/50	1,276	1,030
COLT 2020-3 Mortgage Loan Trust
Series 2020-A1-3, REMIC, 1.51%, 04/27/65	120	111
COLT Funding LLC
Series 2021-A2-1, REMIC, 1.17%, 06/25/66 (e)	1,104	886
COMM 2014-CCRE15 Mortgage Trust
Series 2014-B-CR15, REMIC, 4.74%, 01/12/24 (e)	1,930	1,850
COMM 2014-CCRE19 Mortgage Trust
Series 2014-AM-CR19, REMIC, 4.08%, 08/12/24	2,070	1,996
Series 2014-D-CR19, REMIC, 4.85%, 08/12/24 (e)	760	679
COMM 2014-UBS5 Mortgage Trust
Series 2014-A4-UBS5, REMIC, 3.84%, 09/12/24	2,850	2,772
COMM 2017-PANW Mortgage Trust
Series 2017-D-PANW, REMIC, 4.34%, 10/11/24 (e)	1,610	1,362
Crown Communication Inc.
Series 2018-C-2, 4.24%, 07/15/28	690	627
CSMC 2019-ICE4
Series 2019-C-ICE4, REMIC, 6.81%, (1 Month Term SOFR + 1.48%), 05/15/36 (e)	2,673	2,657
Series 2019-D-ICE4, REMIC, 6.98%, (1 Month Term SOFR + 1.65%), 05/15/36 (e)	1,960	1,942
CSMC 2020-NET
Series 2020-A-NET, REMIC, 2.26%, 08/15/25	893	799
Deephaven Residential Mortgage Trust 2021-1
Series 2021-A2-1, 0.97%, 05/25/65	243	221
Deephaven Residential Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.90%, 06/25/25 (e)	448	369
Series 2021-A3-2, REMIC, 1.26%, 06/25/25 (e)	494	412
Driven Brands Funding, LLC
Series 2018-A2-1A, 4.74%, 04/20/25	616	596
Dryden 86 CLO, Ltd.
Series 2020-A1R-86A, 6.67%, (3 Month Term SOFR + 1.36%), 07/17/34 (e)	2,660	2,640
Eagle RE 2021-2 Ltd
Series 2021-M1A-2, REMIC, 6.86%, (SOFR 30-Day Average + 1.55%), 04/25/34 (e)	250	250
Elara HGV Timeshare Issuer 2017-A, LLC
Series 2017-A-A, REMIC, 2.69%, 03/25/30	133	128
Elara HGV Timeshare Issuer 2019-A, LLC
Series 2019-A-A, 2.61%, 01/25/34	569	536
Elara HGV Timeshare Issuer 2023-A, LLC
Series 2023-A-A, 6.16%, 11/25/30	970	970
Series 2023-C-A, 7.30%, 11/25/30	835	835
Ellington Financial Mortgage Trust 2019-2
Series 2019-A3-2, REMIC, 3.05%, 11/25/59 (e)	224	206
Ellington Financial Mortgage Trust 2021-1
Series 2021-A1-1, REMIC, 0.80%, 02/25/66 (e)	269	217
Series 2021-A3-1, REMIC, 1.11%, 02/25/66 (e)	235	189
Ellington Financial Mortgage Trust 2021-2
Series 2021-A1-2, REMIC, 0.93%, 06/25/66 (e)	673	523
Series 2021-A3-2, REMIC, 1.29%, 06/25/66 (e)	650	508
Ellington Financial Mortgage Trust 2021-3
Series 2021-A3-3, REMIC, 1.55%, 09/25/66	628	467
Exeter Automobile Receivables Trust 2022-4
Series 2022-D-4A, 5.98%, 12/15/25	1,375	1,350
Exeter Automobile Receivables Trust 2022-5
Series 2022-C-5A, 6.51%, 12/15/27	4,300	4,273
Exeter Automobile Receivables Trust 2022-6
Series 2022-A3-6A, 5.70%, 08/17/26	455	454
Exeter Automobile Receivables Trust 2023-1
Series 2023-D-1A, 6.69%, 06/15/29	180	177
Extended Stay America Trust 2021-ESH
Series 2021-A-ESH, REMIC, 6.53%, (1 Month Term SOFR + 1.19%), 07/15/38 (e)	713	710
Finance of America HECM Buyout 2022-HB2
Series 2022-A1A-HB2, 4.00%, 12/25/24	2,342	2,267
FirstKey Homes 2020-SFR1 Trust
Series 2020-D-SFR1, 2.24%, 09/17/25	4,965	4,547
Flagstar Mortgage Trust 2019-1INV
Series 2019-A13-1INV, REMIC, 3.50%, 01/25/40 (e)	291	245
Flagstar Mortgage Trust 2020-1INV
Series 2020-A11-1INV, REMIC, 6.28%, (1 Month Term SOFR + 0.96%), 08/25/41 (e)	406	382
Fontainebleau Miami Beach Trust 2019-FBLU
Series 2019-B-FBLU, REMIC, 3.45%, 12/12/24	2,480	2,373
Ford Credit Auto Lease Trust 2022-A
Series 2022-C-A, 4.18%, 10/15/25	3,745	3,657
Ford Credit Auto Owner Trust 2020-REV2
Series 2020-C-2, 1.74%, 10/15/25	1,405	1,213
Ford Credit Auto Owner Trust 2023-B
Series 2023-B-B, 6.20%, 03/15/26	475	474
Series 2023-C-B, 6.43%, 05/15/26	895	894

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Ford Credit Floorplan Master Owner Trust A
Series 2023-C-1, 5.75%, 05/15/26	995	974
Series 2023-D-1, 6.62%, 05/15/26	1,200	1,174
Galton Funding Mortgage Trust 2018-1
Series 2018-A33-1, REMIC, 3.50%, 02/25/33 (e)	132	113
Galton Funding Mortgage Trust 2019-1
Series 2019-A32-1, REMIC, 4.00%, 12/25/32 (e)	71	63
Series 2019-A21-1, REMIC, 4.50%, 12/25/32 (e)	143	131
Galton Funding Mortgage Trust 2019-H1
Series 2019-M1-H1, REMIC, 3.34%, 10/25/59	805	739
Galton Funding Mortgage Trust 2020-H1
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24 (e)	1,170	818
GM Financial Automobile Leasing Trust 2022-3
Series 2022-C-3, 5.13%, 03/20/25	5,680	5,576
GM Financial Automobile Leasing Trust 2023-1
Series 2023-C-1, 5.76%, 11/20/25	4,420	4,312
GM Financial Consumer Automobile Receivables Trust 2020-2
Series 2020-A3-2, 1.49%, 12/16/24	—	—
GM Financial Consumer Automobile Receivables Trust 2020-4
Series 2020-C-4, 1.05%, 05/18/26	1,010	964
GM Financial Consumer Automobile Receivables Trust 2023-1
Series 2023-B-1, 5.03%, 09/18/28	805	782
Great Wolf Trust 2019-WOLF
Series 2019-A-WOLF, REMIC, 6.25%, (1 Month Term SOFR + 1.15%), 12/15/36 (e) (f)	2,709	2,695
Series 2019-C-WOLF, REMIC, 6.85%, (1 Month Term SOFR + 1.75%), 12/15/36 (e) (f)	1,190	1,176
GS Mortgage Securities Corporation Trust 2021-ROSS
Series 2021-B-ROSS, REMIC, 7.05%, (1 Month Term SOFR + 1.71%), 06/16/36 (e)	1,720	1,461
GS Mortgage-Backed Securities Trust 2014-EB1
Series 2014-2A1-EB1A, REMIC, 3.93%, 07/25/44 (e)	23	22
GS Mortgage-Backed Securities Trust 2022-GR1
Series 2022-A5-GR1, REMIC, 2.50%, 10/25/28	3,594	2,987
Hardee's Funding LLC
Series 2018-A2II-1A, 4.96%, 06/20/25	617	582
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 12/26/28	133	132
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	624	582
Hilton Grand Vacations Trust 2022-1D
Series 2022-A-1D, 3.61%, 06/20/34	475	448
HPEFS Equipment Trust 2021-2
Series 2021-D-2A, 1.29%, 01/20/25	1,075	1,031
HPEFS Equipment Trust 2023-2
Series 2023-C-2A, 6.48%, 03/20/26	400	401
Series 2023-D-2A, 6.97%, 07/20/26	405	406
Imperial Fund Mortgage Trust 2021-NQM2
Series 2021-A3-NQM2, REMIC, 1.52%, 09/25/56 (e)	1,027	785
Imperial Fund Mortgage Trust 2022-NQM4
Series 2022-A1-NQM4, REMIC, 4.77%, 06/25/67 (e)	3,081	2,929
J.P. Morgan Chase Bank, National Association
Series 2021-B-2, 0.89%, 01/25/25	518	503
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-C-BKWD, REMIC, 7.05%, (1 Month Term SOFR + 1.71%), 09/17/29 (e) (f)	1,195	1,052
J.P. Morgan Chase Commercial Mortgage Securities Trust 2020-609M
Series 2020-B-609M, REMIC, 7.20%, (1 Month Term SOFR + 1.88%), 10/17/33 (e)	2,420	2,166
Series 2020-C-609M, REMIC, 7.60%, (1 Month Term SOFR + 2.28%), 10/17/33 (e)	1,955	1,603
J.P. Morgan Mortgage Trust
Series 2020-A13-INV2, REMIC, 3.00%, 10/25/50	424	345
J.P. Morgan Mortgage Trust 2020-INV1
Series 2020-A15-INV1, REMIC, 3.50%, 03/25/43 (e)	296	244
Series 2020-A11-INV1, REMIC, 6.00%, (1 Month Term SOFR + 0.94%), 03/25/43 (e)	181	169
KKR CLO 29 Ltd.
Series A-29A, 6.77%, (3 Month Term SOFR + 1.46%), 01/15/32 (e)	2,750	2,748
KNDR Trust 2021-KIND
Series 2021-C-KIND, REMIC, 7.20%, (1 Month Term SOFR + 1.86%), 08/15/26 (e)	2,408	2,225
LSTAR Commercial Mortgage Trust 2017-5
Series 2017-AS-5, REMIC, 4.02%, 01/12/27	1,410	1,252
Madison Park Funding XXIII, Ltd
Series 2017-AR-23A, 6.59%, (3 Month Term SOFR + 1.23%), 07/28/31 (e)	3,054	3,037
Series 2017-BR-23A, 7.17%, (3 Month Term SOFR + 1.81%), 07/28/31 (e)	2,005	1,993
Madison Park Funding XXX, Ltd.
Series 2019-AR-33A, 6.60%, (3 Month Term SOFR + 1.29%), 10/15/32 (e)	4,150	4,116
Madison Park Funding XXXV Ltd
Series 2019-A1R-35A, 6.58%, (3 Month Term SOFR + 1.25%), 04/20/32 (e)	4,315	4,301
Magnetite XXV, Limited
Series 2020-A-25A, 6.81%, (3 Month Term SOFR + 1.46%), 01/26/32 (e)	2,020	2,018
MFA Trust
Series 2021-A1-INV1, REMIC, 0.85%, 01/25/56 (e)	511	457
Mill City Mortgage Loan Trust 2017-2
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (e)	39	39
MMAF Equipment Finance LLC 2022-B
Series 2022-A2-B, 5.57%, 09/09/25	1,101	1,097
Series 2022-A3-B, 5.61%, 07/10/28	850	845
Morgan Stanley Capital I Trust 2014-150E
Series 2014-A-150E, REMIC, 3.91%, 09/11/24	2,710	2,074
Morgan Stanley Capital I Trust 2019-NUGS
Series 2019-D-NUGS, REMIC, 7.25%, (1 Month Term SOFR + 1.91%), 12/15/36 (e)	1,395	448
MVW 2019-2 LLC
Series 2019-B-2A, REMIC, 2.44%, 10/20/38	277	255
MVW 2020-1 LLC
Series 2020-A-1A, 1.74%, 10/20/37	422	388
Series 2020-B-1A, 2.73%, 10/20/37	751	697
MVW 2023-1 LLC
Series 2023-A-1A, 4.93%, 10/22/40	3,036	2,945
MVW Owner Trust 2017-1
Series 2017-A-1A, 2.42%, 12/20/34	63	61
Series 2017-B-1A, 2.75%, 12/20/34	21	20
Series 2017-C-1A, 2.99%, 12/20/34	59	55
Navient Private Education Loan Trust 2020-A
Series 2020-A2A-A, 2.46%, 11/15/68	970	897
Navient Private Education Loan Trust 2020-C
Series 2020-A2A-CA, 2.15%, 03/15/29	3,746	3,400
Navient Private Education Refi Loan Trust 2019-A
Series 2019-A2A-A, 3.42%, 04/17/28	645	624
Navient Private Education Refi Loan Trust 2019-E
Series 2019-A2A-EA, 2.64%, 09/15/28	1,032	975
Navient Private Education Refi Loan Trust 2019-G
Series 2019-A-GA, 2.40%, 05/15/28	1,232	1,146
Navient Private Education Refi Loan Trust 2020-D
Series 2020-A-DA, 1.69%, 05/15/69	687	622
Navient Private Education Refi Loan Trust 2020-G
Series 2020-A-GA, 1.17%, 09/15/69	450	396
Navient Private Education Refi Loan Trust 2020-H
Series 2020-A-HA, 1.31%, 11/15/27	424	385
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-A-1, 6.18%, 08/25/25	1,055	1,053
Nelnet Student Loan Trust 2021-C
Series 2021-AFX-CA, 1.32%, 04/20/62	1,508	1,344
Nelnet, Inc.
Series 2005-A4-4, 5.68%, (SOFR 90-Day Average + 0.44%), 03/22/32 (e)	838	827

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Neuberger Berman Loan Advisers CLO 32, Ltd.
Series 2019-AR-32A, 6.57%, (3 Month Term SOFR + 1.25%), 01/20/32 (e)	4,375	4,356
New Residential Mortgage Loan Trust 2021-INC2
Series 2021-A7-INV2, REMIC, 2.50%, 06/25/28 (e)	3,276	2,732
New Residential Mortgage Loan Trust 2021-INV1
Series 2021-A6-INV1, REMIC, 2.50%, 03/25/28 (e)	1,166	972
Nissan Auto Receivables 2020-A Owner Trust
Series 2020-A3-A, 1.38%, 12/15/24	87	87
NLT 2021-INV2 Trust
Series 2021-A3-INV2, REMIC, 1.52%, 08/25/56 (e)	895	735
OBX 2019-EXP2 Trust
Series 2019-2A2-EXP2, REMIC, 6.63%, (1 Month Term SOFR + 1.31%), 07/25/24 (e)	273	262
OBX 2019-EXP3 Trust
Series 2019-2A1-EXP3, REMIC, 6.33%, (1 Month Term SOFR + 1.01%), 09/25/59 (e)	305	292
OBX 2020-EXP1 Trust
Series 2020-2A1-EXP1, REMIC, 6.18%, (1 Month Term SOFR + 0.86%), 02/25/27 (e)	307	286
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (e)	603	504
Series 2020-2A2-EXP1, REMIC, 6.38%, (1 Month Term SOFR + 1.06%), 01/26/60 (e)	342	320
OBX 2020-EXP2 Trust
Series 2020-A8-EXP2, REMIC, 3.00%, 07/25/36 (e)	816	662
Series 2020-A9-EXP2, REMIC, 3.00%, 07/25/36 (e)	200	160
OBX 2020-Exp3 Trust
Series 2020-1A8-EXP3, REMIC, 3.00%, 06/25/60	875	716
Oceanview Mortgage Trust 2022-INV1
Series 2022-A5-1, REMIC, 2.50%, 08/25/28 (e)	1,691	1,409
OCP CLO 2017-13 Ltd
Series 2017-A1AR-13A, 6.53%, (3 Month Term SOFR + 1.22%), 07/15/30 (e)	3,128	3,113
Series 2017-A2R-13A, 7.12%, (3 Month Term SOFR + 1.81%), 07/15/30 (e)	3,160	3,111
Octane Receivables Trust 2021-1
Series 2022-B-1A, 4.90%, 09/22/25	1,455	1,410
Octane Receivables Trust 2021-2
Series 2021-A-2A, 1.21%, 09/20/28	556	539
Octane Receivables Trust 2023-1
Series 2023-A-1A, 5.87%, 05/21/29	512	511
Octane Receivables Trust 2023-3
Series 2023-B-3A, 6.48%, 11/20/26	435	436
Series 2023-C-3A, 6.74%, 05/20/27	145	145
Series 2023-D-3A, 7.58%, 12/20/27	120	120
ONE 2021-PARK Mortgage Trust
Series 2021-B-PARK, REMIC, 6.40%, (1 Month Term SOFR + 1.06%), 03/17/36 (e)	3,445	3,187
Series 2021-C-PARK, REMIC, 6.55%, (1 Month Term SOFR + 1.21%), 03/17/36 (e)	1,840	1,693
Palmer Square CLO 2020-3, Ltd.
Series 2020-A1AR-3A, 6.71%, (3 Month Term SOFR + 1.34%), 11/17/31 (e)	4,940	4,912
Planet Fitness Master
Series 2018-A2II-1A, 4.67%, 09/05/25	1,392	1,333
Progress Residential 2022-SFR6 Trust
Series 2022-A-SFR6, REMIC, 4.45%, 07/19/27	2,262	2,117
Santander Bank, N.A.
Series 2021-B-1A, 1.83%, 12/15/31	180	174
Series 2022-C-B, 5.92%, 08/16/32	629	622
Series 2022-A2-C, 6.02%, 12/15/32	594	591
Series 2022-B-C, 6.45%, 12/15/32	2,261	2,258
Santander Consumer Auto Receivables Trust 2021-B
Series 2021-C-BA, 3.09%, 03/15/29	1,430	1,373
Santander Drive Auto Receivables Trust 2021-4
Series 2021-D-4, 1.67%, 07/15/26	2,435	2,269
Santander Drive Auto Receivables Trust 2023-1
Series 2023-C-1, 5.09%, 05/15/30	1,370	1,338
Santander Drive Auto Receivables Trust 2023-4
Series 2023-A2-4, 6.18%, 02/15/25	2,495	2,501
Santander Retail Auto Lease Trust 2020-B
Series 2020-D-B, 1.98%, 10/20/25	1,235	1,216
Santander Retail Auto Lease Trust 2021-A
Series 2021-C-A, 1.14%, 04/20/24	4,725	4,629
Santander Retail Auto Lease Trust 2021-C
Series 2021-C-C, 1.11%, 03/20/26	1,510	1,458
Santander Retail Auto Lease Trust 2022-B
Series 2022-B-B, 3.85%, 03/22/27	570	553
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	3,375	3,234
Series 2020-2C-1, 1.88%, 01/15/26	730	661
Series 2022-C-1, 6.60%, 01/15/28	1,480	1,481
Series 2021-C-211, 1.63%, 05/15/51	1,240	1,074
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25 (e)	15	14
Sequoia Mortgage Trust 2018-CH2
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35 (e)	127	112
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (e)	254	225
SG Residential Mortgage Trust 2020-2
Series 2020-A1-2, REMIC, 1.38%, 10/25/23	849	734
SG Residential Mortgage Trust 2022-1
Series 2022-A1-1, REMIC, 3.17%, 03/25/62 (e)	2,212	1,918
Sierra Timeshare 2019-1 Receivables Funding LLC
Series 2019-A-1A, 3.20%, 01/20/36	164	161
Sierra Timeshare 2019-2 Receivables Funding LLC
Series 2019-A-2A, 2.59%, 05/20/36	544	528
Sierra Timeshare 2020-2 Receivables Funding LLC
Series 2020-C-2A, REMIC, 3.51%, 07/20/37	264	250
SMB Private Education Loan Trust 2014-A
Series 2014-A3-A, 6.95%, (1 Month Term SOFR + 1.61%), 04/15/32 (b) (e)	577	578
SMB Private Education Loan Trust 2016-C
Series 2016-A2B-C, 6.55%, (1 Month Term SOFR + 1.21%), 09/15/34 (e)	523	518
SMB Private Education Loan Trust 2018-B
Series 2018-A2B-B, 6.17%, (1 Month Term SOFR + 0.83%), 03/15/28 (b) (e)	1,770	1,750
SMB Private Education Loan Trust 2019-B
Series 2020-A2A-PTB, REMIC, 1.60%, 09/15/54	3,187	2,775
SMB Private Education Loan Trust 2020-B
Series 2020-A1A-BA, REMIC, 1.29%, 07/15/53	476	421
SMB Private Education Loan Trust 2021-B
Series 2021-A-B, 1.31%, 07/17/51	2,261	1,992
Starwood Mortgage Residential Trust 2019-INV1
Series 2019-A3-INV1, REMIC, 2.92%, 09/25/49 (e)	777	734
Starwood Mortgage Residential Trust 2020-1
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (e)	668	612
Starwood Mortgage Residential Trust 2021-2
Series 2021-A1-2, REMIC, 0.94%, 05/25/65	613	546
Starwood Mortgage Residential Trust 2021-4
Series 2021-A1-4, REMIC, 1.06%, 08/25/56 (e)	2,478	1,988
Symphony CLO XVII Ltd
Series 2016-AR-17A, 6.45%, (3 Month Term SOFR + 1.14%), 04/17/28 (e)	883	883
Symphony CLO XXIII, Ltd.
Series 2020-AR-23A, 6.59%, (3 Month Term SOFR + 1.28%), 01/15/34 (e)	2,730	2,712
Symphony CLO XXVI, Ltd.
Series 2021-AR-26A, 6.67%, (3 Month Term SOFR + 1.34%), 04/20/33 (e)	1,290	1,279
Symphony Static CLO I Ltd
Series 2021-B-1A, REMIC, 7.06%, (3 Month Term SOFR + 1.71%), 10/25/29 (e)	3,330	3,287
Towd Point Mortgage Trust 2017-1
Series 2017-A1-1, REMIC, 2.75%, 10/25/56 (e)	81	80
Towd Point Mortgage Trust 2017-2
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (e)	33	33
Towd Point Mortgage Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (e)	303	295

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	158	152
Towd Point Mortgage Trust 2018-2
Series 2018-A1-2, REMIC, 3.25%, 12/25/24 (e)	38	36
Tricon American Homes 2017-SFR2 Trust
Series 2017-C-SFR2, REMIC, 3.47%, 01/22/24	2,235	2,210
TRK 2021-INV1 Trust
Series 2021-A2-INV1, REMIC, 1.41%, 07/25/56 (e)	489	404
United Airlines Pass Through Trust 2019-2AA
Series 2019-B-2, REMIC, 3.50%, 05/01/28	553	495
UWM Mortgage Trust 2021-INV2
Series 2021-A4-INV2, REMIC, 2.50%, 09/25/51	608	505
Verdant Receivables 2023-1 LLC
Series 2023-A2-1A, 6.24%, 06/14/27	1,455	1,449
Verus Securitization Trust 2019-4
Series 2019-A3-4, REMIC, 3.00%, 10/25/59 (f)	1,007	952
Verus Securitization Trust 2019-INV2
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (e) (f)	349	336
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (e) (f)	465	447
Verus Securitization Trust 2019-INV3
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59 (e)	478	455
Verus Securitization Trust 2020-1
Series 2020-A1-INV1, REMIC, 1.98%, 03/25/60 (f)	36	35
Verus Securitization Trust 2020-5
Series 2020-A3-5, REMIC, 1.73%, 05/25/65 (f)	307	279
Verus Securitization Trust 2021-1
Series 2021-A2-1, REMIC, 1.05%, 01/25/66 (e)	537	443
Series 2021-A3-1, REMIC, 1.15%, 01/25/66 (e)	321	262
Verus Securitization Trust 2021-2
Series 2021-A1-2, REMIC, 1.03%, 02/25/66	456	374
Verus Securitization Trust 2021-5
Series 2021-A3-5, REMIC, 1.37%, 09/25/66 (e)	851	671
Verus Securitization Trust 2021-7
Series 2021-A1-7, REMIC, 1.83%, 10/25/66 (e)	3,232	2,678
Verus Securitization Trust 2021-R2
Series 2021-A1-R2, REMIC, 0.92%, 02/25/64	769	662
Verus Securitization Trust 2022-1
Series 2022-A3-1, REMIC, 3.29%, 01/25/67 (e)	3,489	2,953
Vista Point Securitization Trust 2020-2
Series 2020-A3-2, REMIC, 2.50%, 04/25/65	206	191
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	254	245
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A17-RR1, REMIC, 3.00%, 11/25/40 (e)	153	122
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	884
World Omni Auto Receivables Trust 2022-A
Series 2022-C-A, 2.55%, 09/15/28	1,280	1,178
World Omni Select Auto Trust 2020-A
Series 2020-C-A, 1.25%, 10/15/26	1,390	1,341
World Omni Select Auto Trust 2021-A
Series 2021-D-A, 1.44%, 04/15/25	815	739
Total Non-U.S. Government Agency Asset-Backed Securities (cost $310,890)		291,127
SHORT TERM INVESTMENTS 5.6%
Investment Companies 5.1%
JNL Government Money Market Fund - Class I, 5.16% (j) (k)	4,359	4,359
T. Rowe Price Government Reserve Fund, 5.33% (j) (k)	58,435	58,435
		62,794
Commercial Paper 0.5%
Jabil Inc.
6.16%, 10/20/23	3,225	3,213
Svenska Handelsbanken AB
5.77%, 10/23/23	3,190	3,177
		6,390
Total Short Term Investments (cost $69,188)		69,184
Total Investments 104.4% (cost $1,322,650)		1,272,933
Other Derivative Instruments 0.1%		836
Other Assets and Liabilities, Net (4.5)%		(54,771)
Total Net Assets 100.0%		1,218,998

(a) Convertible security.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $192,664 and 15.8% of the Fund.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2023, the total payable for investments purchased on a delayed delivery basis was $4,767.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	2,584	155,117	153,342	114	—	—	4,359	0.4
JNL Government Money Market Fund, 5.26% - Class SL	—	72,157	72,157	14	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	79,767	79,767	94	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/T. Rowe Price Short-Term Bond Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
T. Rowe Price Government Reserve Fund, 5.33%	5,998	360,466	308,029	400	—	—	58,435	4.8
	8,582	667,507	613,295	622	—	—	62,794	5.2

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 5.38%, 04/17/25	11/15/22	3,480	3,444	0.3
HPHT Finance (19) Limited, 2.88%, 11/05/24	09/27/22	2,878	2,858	0.2
LG Chem, Ltd., 3.25%, 10/15/24	01/07/21	3,481	3,304	0.3
Morgan Stanley Bank, National Association, 4.75%, 04/21/26	04/19/23	1,555	1,519	0.1
PCCW-HKT Capital No. 2 Limited, 3.63%, 04/02/25	10/27/20	4,219	3,964	0.3
POSCO Holdings Inc., 4.38%, 08/04/25	11/23/22	873	876	0.1
QNB Finance Ltd, 3.50%, 03/28/24	11/17/20	2,729	2,658	0.2
QNB Finance Ltd, 2.63%, 05/12/25	12/09/20	1,530	1,418	0.1
Tenaga Nasional Berhad, 7.50%, 11/01/25	01/04/21	3,137	2,875	0.3
		23,882	22,916	1.9

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	1,531	January 2024	310,961	155	(611)

Short Contracts
United States 10 Year Note	(128)	December 2023	(14,070)	(26)	238
United States 10 Year Ultra Bond	(240)	December 2023	(27,388)	(56)	613
United States 5 Year Note	(246)	January 2024	(26,110)	(39)	192
United States Ultra Bond	(41)	December 2023	(5,043)	(15)	177
				(136)	1,220

JNL/T. Rowe Price Short-Term Bond Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CMBX.NA.AAA.13 (M)	MSC	N/A	0.50	12/16/72	41,057	816	1,130	(314)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	592,282	—	592,282
Government And Agency Obligations	—	320,340	—	320,340
Non-U.S. Government Agency Asset-Backed Securities	—	291,127	—	291,127
Short Term Investments	62,794	6,390	—	69,184
	62,794	1,210,139	—	1,272,933
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,220	—	—	1,220
	1,220	—	—	1,220
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(611)	—	—	(611)
OTC Credit Default Swap Agreements	—	(314)	—	(314)
	(611)	(314)	—	(925)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price U.S. High Yield Fund
CORPORATE BONDS AND NOTES 86.2%
Consumer Discretionary 20.1%
Acushnet Company
7.38%, 10/15/28 (a)	930	937
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	5,095	4,802
Bath & Body Works, Inc.
5.25%, 02/01/28	3,380	3,127
6.63%, 10/01/30 (a)	1,419	1,329
Caesars Entertainment, Inc.
7.00%, 02/15/30 (a)	4,665	4,537
Carnival Corporation
5.75%, 03/01/27 (a)	5,789	5,236
6.00%, 05/01/29 (a)	6,590	5,628
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/28 (a)	935	1,002
Clarios Global LP
8.50%, 05/15/27 (a)	4,790	4,769
Dornoch Debt Merger Subordinated Incorporated
6.63%, 10/15/29 (a)	5,448	4,504
Hilton Domestic Operating Company Inc.
3.63%, 02/15/32 (a)	5,586	4,502
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (a)	5,355	4,577
Life Time, Inc.
5.75%, 01/15/26 (a)	3,751	3,631
LSF9 Atlantis
7.75%, 02/15/26 (a)	9,239	8,366
Magic Mergeco, Inc.
7.88%, 05/01/29 (a)	6,195	4,062
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	6,305	5,214
Six Flags Operations Inc.
7.25%, 05/15/31 (a)	2,235	2,100
Staples, Inc.
7.50%, 04/15/26 (a)	3,035	2,496
Studio City Company Limited
7.00%, 02/15/27 (a)	1,430	1,351
Studio City Finance Limited
5.00%, 01/15/29 (a)	7,305	5,500
Tempur Sealy International, Inc.
3.88%, 10/15/31 (a)	3,152	2,429
Victoria's Secret & Co.
4.63%, 07/15/29 (a) (b)	6,314	4,576
White Cap Parent, LLC
8.25%, 03/15/26 (a) (c)	6,850	6,616
Yum! Brands, Inc.
3.63%, 03/15/31	5,610	4,617
		95,908
Energy 12.1%
Ascent Resources - Utica, LLC
8.25%, 12/31/28 (a)	2,500	2,469
5.88%, 06/30/29 (a)	2,510	2,260
Civitas Resources, Inc.
8.75%, 07/01/31 (a)	4,595	4,704
Comstock Resources, Inc.
6.75%, 03/01/29 (a)	5,147	4,736
Encino Acquisition Partners Holdings, LLC
8.50%, 05/01/28 (a)	5,150	4,949
EQM Midstream Partners, LP
4.50%, 01/15/29 (a)	3,225	2,871
4.75%, 01/15/31 (a)	2,130	1,833
Gulfport Energy Operating Corporation
8.00%, 05/17/26 (a)	2,860	2,863
Harvest Midstream I, L.P.
7.50%, 09/01/28 (a)	2,735	2,643
Hess Infrastructure Partners LP
4.25%, 02/15/30 (a)	3,965	3,359
5.50%, 10/15/30 (a)	1,315	1,195
NGL Energy Operating LLC
7.50%, 02/01/26 (a)	4,710	4,656
PBF Holding Company LLC
7.88%, 09/15/30 (a)	4,760	4,744
Sunoco LP
4.50%, 05/15/29 - 04/30/30	5,420	4,724
Tallgrass Energy Partners, LP
6.00%, 12/31/30 (a)	5,625	4,965
Weatherford International Ltd.
8.63%, 04/30/30 (a)	4,753	4,783
		57,754
Financials 11.9%
AssuredPartners, Inc.
5.63%, 01/15/29 (a)	6,562	5,668
BroadStreet Partners, Inc.
5.88%, 04/15/29 (a)	6,770	5,971
EG Global Finance PLC
6.75%, 02/07/25 (a)	7,225	7,073
FirstCash Holdings, Inc.
5.63%, 01/01/30 (a)	5,035	4,522
Ford Motor Credit Company LLC
5.11%, 05/03/29	2,100	1,920
4.00%, 11/13/30	3,145	2,621
LPL Holdings, Inc.
4.00%, 03/15/29 (a)	415	361
4.38%, 05/15/31 (a)	2,507	2,152
OneMain Finance Corporation
7.13%, 03/15/26	3,915	3,828
Osaic Holdings, Inc.
10.75%, 08/01/27 (a) (b)	5,105	5,130
PennyMac Financial Services, Inc.
4.25%, 02/15/29 (a)	5,665	4,579
PRA Group, Inc.
5.00%, 10/01/29 (a) (b)	5,118	3,897
Rocket Mortgage, LLC
4.00%, 10/15/33 (a)	6,090	4,607
VistaJet Malta Finance P.L.C.
6.38%, 02/01/30 (a)	5,653	4,367
		56,696
Industrials 8.2%
American Airlines, Inc.
5.75%, 04/20/29 (a)	7,085	6,587
ARD Finance S.A.
6.50%, 06/30/27 (a) (c)	7,434	5,613
Bombardier Inc.
7.88%, 04/15/27 (a)	4,605	4,493
Cornerstone Building Brands, Inc.
8.75%, 08/01/28 (a)	4,975	4,802
Deluxe Corporation
8.00%, 06/01/29 (a)	6,705	5,535
Graftech Global Enterprises Inc.
9.88%, 12/15/28 (a)	2,663	2,526
Howard Midstream Energy Partners, LLC
6.75%, 01/15/27 (a)	5,060	4,807
Trivium Packaging Finance B.V.
8.50%, 08/15/27 (a)	4,970	4,552
		38,915
Communication Services 7.2%
CCO Holdings, LLC
4.50%, 05/01/32	5,705	4,477
Consolidated Communications, Inc.
6.50%, 10/01/28 (a) (b)	5,875	4,588
DISH DBS Corporation
7.38%, 07/01/28	5,425	3,428
Dish Network Corporation
11.75%, 11/15/27 (a)	4,498	4,513
Ion Trading Technologies S.a r.l.
5.75%, 05/15/28 (a)	5,295	4,608
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	2,477	2,274
Level 3 Financing, Inc.
3.63%, 01/15/29 (a)	1,695	949
Outfront Media Capital Corporation
4.25%, 01/15/29 (a)	5,790	4,587

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Radiate HoldCo, LLC
6.50%, 09/15/28 (a)	4,675	2,469
Telesat Canada
6.50%, 10/15/27 (a)	4,481	2,322
		34,215
Consumer Staples 6.8%
Coty Inc.
4.75%, 01/15/29 (a)	4,425	3,987
6.63%, 07/15/30 (a)	1,472	1,438
PECF USS Intermediate Holding III Corporation
8.00%, 11/15/29 (a)	6,815	3,697
Ritchie Bros. Holdings Inc.
6.75%, 03/15/28 (a)	2,025	2,020
7.75%, 03/15/31 (a)	2,285	2,320
Sabre GLBL Inc.
11.25%, 12/15/27 (a) (b)	7,115	6,527
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	8,367	7,003
Triton Water Holdings Incorporated
6.25%, 04/01/29 (a)	6,620	5,416
		32,408
Materials 6.8%
Ball Corporation
6.00%, 06/15/29	4,926	4,791
Element Solutions Inc.
3.88%, 09/01/28 (a)	5,335	4,603
ERO Copper Corp.
6.50%, 02/15/30 (a)	5,815	5,021
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	4,943	4,745
GrafTech Finance Inc.
4.63%, 12/15/28 (a)	2,560	1,979
Novelis Corporation
3.88%, 08/15/31 (a)	5,475	4,367
Polar US Borrower, LLC
6.75%, 05/15/26 (a)	4,090	2,065
Scih Salt Holdings Inc.
6.63%, 05/01/29 (a) (b)	5,415	4,646
		32,217
Health Care 4.4%
Community Health Systems, Inc.
6.88%, 04/15/29 (a)	3,490	1,859
5.25%, 05/15/30 (a)	2,385	1,817
Embecta Corp.
5.00%, 02/15/30 (a)	5,885	4,630
Heartland Dental, LLC
10.50%, 04/30/28 (a)	4,230	4,245
Herbalife International, Inc.
4.88%, 06/01/29 (a)	6,440	4,570
Pediatrix Medical Group, Inc.
5.38%, 02/15/30 (a) (b)	4,505	3,974
		21,095
Information Technology 3.7%
Commscope Finance LLC
8.25%, 03/01/27 (a)	6,093	4,001
Consensus Cloud Solutions, Inc.
6.50%, 10/15/28 (a) (b)	5,450	4,676
Veritas USA Inc.
7.50%, 09/01/25 (a)	5,875	4,915
ViaSat, Inc.
6.50%, 07/15/28 (a)	5,975	4,133
		17,725
Utilities 3.0%
Clearway Energy Operating LLC
3.75%, 02/15/31 (a)	5,536	4,367
NRG Energy, Inc.
10.25%, (100, 03/15/28) (a) (d)	4,888	4,787
Talen Energy Supply, LLC
8.63%, 06/01/30 (a)	4,855	4,985
		14,139
Real Estate 2.0%
Brookfield Properties Retail Holding LLC
4.50%, 04/01/27 (a)	5,710	4,761
VICI Properties Inc.
4.13%, 08/15/30 (a)	5,560	4,715
		9,476
Total Corporate Bonds And Notes (cost $457,309)		410,548
SENIOR FLOATING RATE INSTRUMENTS 6.6%
Industrials 3.1%
Advisor Group, Inc.
2023 Term Loan B, 9.87%, (3 Month Term SOFR + 4.50%), 08/17/28 (e)	1,250	1,248
KNS Acquisition Corp.
Term Loan, 11.70%, (1 Month Term SOFR + 6.25%), 04/16/27 (e)	5,033	4,255
Mileage Plus Holdings LLC
2020 Term Loan B, 10.80%, (3 Month Term SOFR + 5.25%), 12/31/23 (e)	4,306	4,468
Tutor Perini Corporation
Term Loan B, 10.25%, (1 Month Term SOFR + 4.75%), 08/13/27 (e)	5,111	4,859
		14,830
Consumer Discretionary 1.0%
Journey Personal Care Corp.
2021 Term Loan B, 9.98%, (6 Month USD LIBOR + 4.25%), 12/31/24 (e)	4,809	4,520
Consumer Staples 0.9%
Naked Juice LLC
2nd Lien Term Loan, 11.34%, (SOFR + 6.00%), 01/25/30 (e)	5,594	4,516
Materials 0.5%
Staples, Inc.
7 Year Term Loan, 10.63%, (3 Month USD LIBOR + 5.00%), 04/05/26 (e)	3,004	2,571
Utilities 0.4%
Talen Energy Supply, LLC
2023 Term Loan B, 9.88%, (3 Month Term SOFR + 4.50%), 05/27/30 (e)	1,247	1,251
2023 Term Loan C, 9.88%, (3 Month Term SOFR + 4.50%), 05/27/30 (e)	601	603
		1,854
Energy 0.4%
Prairie ECI Acquiror LP
Term Loan B, 10.18%, (1 Month Term SOFR + 4.75%), 03/07/26 (e)	1,854	1,849
Communication Services 0.3%
Life Time Fitness Inc
2023 Term Loan B, 10.61%, (3 Month Term SOFR + 4.75%), 01/15/26 (e)	1,345	1,347
Total Senior Floating Rate Instruments (cost $33,616)		31,487
PREFERRED STOCKS 1.7%
Energy 0.9%
Crestwood Equity Partners LP, 9.25% (d)	461	4,471
Financials 0.8%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27 (f)	198	3,573
Total Preferred Stocks (cost $6,920)		8,044
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.2%
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	1,144	1,082
Total Non-U.S. Government Agency Asset-Backed Securities (cost $1,071)		1,082
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (g)	5	7
Total Common Stocks (cost $16)		7
SHORT TERM INVESTMENTS 3.1%
Securities Lending Collateral 1.6%
JNL Government Money Market Fund - Class SL, 5.26% (h) (i)	7,651	7,651

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Investment Companies 1.5%
T. Rowe Price Government Reserve Fund, 5.33% (h) (i)	7,148	7,148
Total Short Term Investments (cost $14,799)		14,799
Total Investments 97.8% (cost $513,731)		465,967
Other Assets and Liabilities, Net 2.2%		10,352
Total Net Assets 100.0%		476,319

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $377,015 and 79.2% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Non-income producing security.

(g) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/T. Rowe Price U.S. High Yield Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	—	16,493	16,493	6	—	—	—	—
JNL Government Money Market Fund, 5.26% - Class SL	—	83,617	75,966	310	—	—	7,651	1.6
JNL Securities Lending Collateral Fund - Institutional Class	11,100	84,121	95,221	397	—	—	—	—
T. Rowe Price Government Reserve Fund, 5.33%	14,514	154,139	161,505	469	—	—	7,148	1.5
	25,614	338,370	349,185	1,182	—	—	14,799	3.1

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price U.S. High Yield Fund
Assets - Securities
Corporate Bonds And Notes	—	410,548	—	410,548
Senior Floating Rate Instruments	—	31,487	—	31,487
Preferred Stocks	8,044	—	—	8,044
Non-U.S. Government Agency Asset-Backed Securities	—	1,082	—	1,082
Common Stocks	—	—	7	7
Short Term Investments	14,799	—	—	14,799
	22,843	443,117	7	465,967

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 99.5%
Financials 23.2%
American Express Company	296	44,217
Bank of America Corporation	2,296	62,856
Berkshire Hathaway Inc. - Class B (a)	430	150,632
Chubb Limited	213	44,417
CME Group Inc. - Class A	109	21,764
Corebridge Financial, Inc.	837	16,528
East West Bancorp, Inc.	109	5,763
Fiserv, Inc. (a)	717	80,981
FleetCor Technologies, Inc. (a)	70	17,798
JPMorgan Chase & Co.	853	123,674
MetLife, Inc.	1,271	79,948
The Allstate Corporation	296	33,000
The Charles Schwab Corporation	354	19,418
The Goldman Sachs Group, Inc.	114	36,919
The Hartford Financial Services Group, Inc.	305	21,656
The PNC Financial Services Group, Inc.	300	36,888
The Progressive Corporation	478	66,651
The Travelers Companies, Inc.	277	45,316
U.S. Bancorp	142	4,685
Visa Inc. - Class A	37	8,418
Wells Fargo & Company	1,500	61,294
		982,823
Health Care 17.0%
AmerisourceBergen Corporation	438	78,886
Amgen Inc.	169	45,367
AstraZeneca PLC - ADR	673	45,590
Becton, Dickinson and Company	149	38,547
Danaher Corporation	176	43,759
Elevance Health, Inc.	283	123,127
GE HealthCare Technologies Inc.	552	37,562
HCA Healthcare, Inc.	143	35,184
Humana Inc.	60	29,240
Johnson & Johnson	319	49,652
Medtronic, Inc.	301	23,571
Merck & Co., Inc.	494	50,888
Pfizer Inc.	1,112	36,885
Regeneron Pharmaceuticals, Inc. (a)	21	17,200
Tenet Healthcare Corporation (a)	260	17,125
Thermo Fisher Scientific Inc.	67	33,886
UnitedHealth Group Incorporated	34	17,152
		723,621
Industrials 12.8%
AMETEK, Inc.	263	38,868
Carrier Global Corporation	494	27,247
Caterpillar Inc.	65	17,718
CSX Corporation	2,092	64,318
Cummins Inc.	144	32,990
Deere & Company	29	10,944
Dover Corporation	64	8,887
General Dynamics Corporation	149	33,013
General Electric Company	705	77,981
Hubbell Incorporated	28	8,645
IDEX Corporation	125	25,961
L3Harris Technologies, Inc.	198	34,513
Norfolk Southern Corporation	114	22,444
Northrop Grumman Corporation	37	16,279
Siemens Aktiengesellschaft - Class N	182	25,959
Union Pacific Corporation	259	52,801
Veralto Corporation (a)	8	699
Westinghouse Air Brake Technologies Corporation	418	44,385
		543,652
Energy 11.0%
Chevron Corporation	530	89,297
ConocoPhillips	413	49,525
Devon Energy Corporation	139	6,622
EQT Corporation	1,381	56,032
Exxon Mobil Corporation	550	64,687
Halliburton Company	1,397	56,570
Kinder Morgan, Inc.	1,876	31,111
NOV Inc.	389	8,132
Range Resources Corporation	1,349	43,737
Schlumberger Limited	833	48,552
The Williams Companies, Inc.	368	12,409
		466,674
Consumer Staples 9.7%
Colgate-Palmolive Company	347	24,668
General Mills, Inc.	195	12,471
Kenvue Inc.	2,106	42,287
Kraft Foods Group, Inc.	288	9,687
Mondelez International, Inc. - Class A	1,056	73,282
PepsiCo, Inc.	208	35,176
Philip Morris International Inc.	882	81,636
Target Corporation	28	3,140
The Coca-Cola Company	452	25,296
The Procter & Gamble Company	460	67,121
Walmart Inc.	244	39,070
		413,834
Information Technology 8.8%
Adobe Inc. (a)	25	12,546
Analog Devices, Inc.	124	21,641
Applied Materials, Inc.	268	37,035
Lam Research Corporation	76	47,562
Micron Technology, Inc.	709	48,260
Microsoft Corporation	74	23,318
NXP Semiconductors N.V.	275	54,918
Qualcomm Incorporated	208	23,067
Salesforce, Inc. (a)	64	12,917
TE Connectivity Ltd. (b)	216	26,695
Texas Instruments Incorporated	408	64,876
		372,835
Consumer Discretionary 4.9%
Amazon.com, Inc. (a)	81	10,309
AutoZone, Inc. (a)	13	31,750
Bath & Body Works, Inc.	166	5,624
Booking Holdings Inc. (a)	15	45,152
General Motors Company	259	8,549
Hilton Worldwide Holdings Inc.	75	11,309
McDonald's Corporation	125	32,975
Norwegian Cruise Line Holdings Ltd. (a)	353	5,822
Service Corporation International	254	14,508
The Home Depot, Inc.	62	18,773
Ulta Beauty, Inc. (a)	62	24,606
		209,377
Utilities 3.7%
Ameren Corporation	78	5,867
Constellation Energy Group, Inc.	475	51,778
Evergy, Inc.	235	11,909
FirstEnergy Corp.	283	9,666
NextEra Energy, Inc.	686	39,324
NRG Energy, Inc.	283	10,897
The Southern Company	397	25,720
		155,161
Materials 3.5%
Franco-Nevada Corporation	94	12,588
Freeport-McMoRan Inc.	733	27,330
Linde Public Limited Company	116	43,118
Martin Marietta Materials, Inc.	26	10,652
Nutrien Ltd.	397	24,506
Southern Copper Corporation	140	10,524
Wheaton Precious Metals Corp.	445	18,033
		146,751
Real Estate 2.9%
Equity Lifestyle Properties, Inc.	364	23,195
Extra Space Storage Inc.	104	12,693
ProLogis Inc.	213	23,900
Public Storage Operating Company	140	36,946
Weyerhaeuser Company	837	25,661
		122,395
Communication Services 2.0%
Alphabet Inc. - Class C (a)	319	42,003

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
T-Mobile USA, Inc.	309	43,345
		85,348
Total Common Stocks (cost $4,137,264)		4,222,471
SHORT TERM INVESTMENTS 0.1%
Investment Companies 0.1%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	174	174
T. Rowe Price Government Reserve Fund, 5.33% (c) (d)	5,973	5,973
Total Short Term Investments (cost $6,147)		6,147
Total Investments 99.6% (cost $4,143,411)		4,228,618
Other Assets and Liabilities, Net 0.4%		14,991
Total Net Assets 100.0%		4,243,609

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/T. Rowe Price Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	—	133,110	132,936	110	—	—	174	—
JNL Government Money Market Fund, 5.26% - Class SL	—	37,187	37,187	69	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	492	492	3	—	—	—	—
T. Rowe Price Government Reserve Fund, 5.33%	56,745	511,252	562,024	527	—	—	5,973	0.1
	56,745	682,041	732,639	709	—	—	6,147	0.1

JNL/T. Rowe Price Value Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	10/31/22	26,282	26,695	0.6

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	4,196,512	25,959	—	4,222,471
Short Term Investments	6,147	—	—	6,147
	4,202,659	25,959	—	4,228,618

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/WCM China Quality Growth Fund
COMMON STOCKS 90.9%
China 78.7%
Acrobiosystems Co., Ltd. - Class A	5	52
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H (a)	12	171
Beijing CTJ Information Technology Co., Ltd. - Class A	9	78
Beijing New Building Material (Group) Co., Ltd. - Class A	31	130
Bondex Supply Chain Management Co., Ltd. - Class A	26	176
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	7	146
China Overseas Holdings Limited	250	282
Circuit Fabology Microelectronics Equipment Co., Ltd. - Class A (b)	12	107
Eastroc Beverage(Group) Co., Ltd. - Class A	5	115
H World Group Limited - ADR (b)	1	55
Hangzhou Oxygen Plant Group Co., Ltd. - Class A	31	139
Hundsun Technologies Inc. - Class A	12	52
IRAY Technology Company Limited - Class A	1	37
Kunshan Dongwei Technology Co., Ltd. - Class A	10	75
Kweichow Moutai Co., Ltd. - Class A	1	223
Li Ning Company Limited	37	157
Ping An Insurance (Group) Company of China, Ltd. - Class H	21	116
Qingdao Haier Biomedical Co Ltd - Class A	31	163
Qingdao Hairong Commercial Cold Chain Co., Ltd. - Class A	45	102
Shandong Sinocera Functional Material Co., Ltd. - Class A	29	107
Shenzhen H&T Intelligent Control Co., Ltd. - Class A	66	130
Shenzhou International Group Holdings Limited	24	231
Sunresin New Materials Co., Ltd.,Xi'an - Class A	21	164
Tencent Holdings Limited	11	431
Warom Technology Incorporated Company - Class A	42	125
WuXi AppTec Co., Ltd. - Class H (a) (c)	19	226
Xiamen Faratronic Co., Ltd. - Class A	6	81
Xi'An Sinofuse Electric Co., Ltd - Class A	8	118
Zhejiang Jiemei Electronic and Technology Co., Ltd. - Class A	52	187
ZTO Express (Cayman) Inc. - Class A - ADR	5	113
		4,289
Hong Kong 8.9%
AIA Group Limited	31	248
Hong Kong Exchanges and Clearing Limited	4	130
Techtronic Industries Company Limited	11	105
		483
Taiwan 3.3%
Airtac International Group	4	122
SIBON Electronics Co., Ltd.	6	60
		182
Total Common Stocks (cost $5,979)		4,954
SHORT TERM INVESTMENTS 6.6%
Investment Companies 6.6%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	361	361
Total Short Term Investments (cost $361)		361
Total Investments 97.5% (cost $6,340)		5,315
Other Assets and Liabilities, Net 2.5%		139
Total Net Assets 100.0%		5,454

(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Non-income producing security.

(c) All or a portion of the security was on loan as of September 30, 2023.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/WCM China Quality Growth Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	433	4,854	4,926	8	—	—	361	6.6

JNL/WCM China Quality Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Asymchem Laboratories (Tianjin) Co., Ltd. - Class H	04/26/22	197	171	3.1
WuXi AppTec Co., Ltd. - Class H	04/26/22	243	226	4.2
		440	397	7.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM China Quality Growth Fund
Assets - Securities
Common Stocks	168	4,786	—	4,954
Short Term Investments	361	—	—	361
	529	4,786	—	5,315

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/WCM Focused International Equity Fund
COMMON STOCKS 94.8%
United Kingdom 16.6%
Aon Global Limited - Class A	164	53,053
AstraZeneca PLC	309	41,692
BAE Systems PLC	3,101	37,723
Compass Group PLC	1,097	26,718
Experian PLC	879	28,780
Ferguson Holdings Limited	250	41,108
		229,074
Ireland 11.7%
Accenture Public Limited Company - Class A	107	32,780
Icon Public Limited Company (a)	249	61,280
Linde Public Limited Company	80	29,876
Steris Limited	175	38,486
		162,422
Canada 9.9%
Canadian Pacific Kansas City Limited	1,026	76,365
Thomson Reuters Corporation	236	28,891
Waste Connections, Inc.	237	31,824
		137,080
Denmark 8.3%
DSV A/S	194	36,095
Novo Nordisk A/S - Class B	859	78,204
		114,299
Netherlands 7.7%
Adyen N.V. (a) (b)	42	31,558
ASM International N.V.	94	39,200
ASML Holding N.V. - ADR	60	35,330
		106,088
Switzerland 6.9%
Lonza Group AG	38	17,604
Nestle S.A. - Class N	334	37,818
Sika AG	156	39,494
		94,916
France 6.2%
LVMH Moet Hennessy Louis Vuitton	51	38,526
Schneider Electric SE	286	47,177
		85,703
Sweden 4.3%
Atlas Copco Aktiebolag - Class A	1,709	22,963
Evolution AB (publ) (b)	364	36,679
		59,642
Japan 4.3%
Advantest Corporation	945	26,449
Keyence Corporation	88	32,380
		58,829
Italy 4.2%
Ferrari N.V.	198	58,245
Australia 3.6%
Atlassian Corporation - Class A (a)	246	49,617
United States of America 3.3%
EPAM Systems, Inc. (a)	86	22,026
Mettler-Toledo International Inc. (a)	21	23,085
		45,111
Bermuda 3.0%
Arch Capital Group Ltd. (a)	525	41,873
India 2.8%
ICICI Bank Limited - ADR	1,672	38,659
Brazil 2.0%
MercadoLibre S.R.L (a)	22	28,049
Total Common Stocks (cost $1,143,682)		1,309,607
SHORT TERM INVESTMENTS 5.2%
Investment Companies 5.2%
JNL Government Money Market Fund - Class I, 5.16% (c) (d)	72,271	72,271
Total Short Term Investments (cost $72,271)		72,271
Total Investments 100.0% (cost $1,215,953)		1,381,878
Other Assets and Liabilities, Net (0.0)%		(262)
Total Net Assets 100.0%		1,381,616

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/WCM Focused International Equity Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	30,138	233,462	191,329	1,789	—	—	72,271	5.2
JNL Government Money Market Fund, 5.26% - Class SL	—	86,584	86,584	105	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	26,445	26,445	10	—	—	—	—
	30,138	346,491	304,358	1,904	—	—	72,271	5.2

JNL/WCM Focused International Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adyen N.V.	09/18/20	59,906	31,558	2.3
Evolution AB (publ)	04/06/21	51,247	36,679	2.6
		111,153	68,237	4.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WCM Focused International Equity Fund
Assets - Securities
Common Stocks
United Kingdom	53,053	176,021	—	229,074
Ireland	162,422	—	—	162,422
Canada	137,080	—	—	137,080
Denmark	—	114,299	—	114,299
Netherlands	35,330	70,758	—	106,088
Switzerland	—	94,916	—	94,916
France	—	85,703	—	85,703
Sweden	—	59,642	—	59,642
Japan	—	58,829	—	58,829
Italy	—	58,245	—	58,245
Australia	49,617	—	—	49,617
United States of America	45,111	—	—	45,111
Bermuda	41,873	—	—	41,873
India	38,659	—	—	38,659
Brazil	28,049	—	—	28,049
Short Term Investments	72,271	—	—	72,271
	663,465	718,413	—	1,381,878

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 55.4%
Financials 23.6%
7GC & Co. Holdings Inc. - Class A (a)	7	76
Acropolis Infrastructure Acquisition Corp. - Class A (a)	9	92
Aimfinity Investment Corp. I (a)	3	36
Alchemy Investments Acquisition Corp 1 - Class A (a)	12	127
Alpha Partners Technology Merger Corp. - Class A (a)	13	141
Alpha Star Acquisition Corporation (a)	18	192
ALTC Acquisition Corp. - Class A (a)	22	228
American Equity Investment Life Holding Company (b)	13	722
AP Acquisition Corp - Class A (a)	12	133
Ares Acquisition Corp II - Class A (a)	49	503
Ares Acquisition Corp. - Class A (a)	20	218
Arisz Acquisition Corp. (a)	12	124
Arrowroot Acquisition Corp. - Class A (a)	10	104
Artemis Strategic Investment Corp. - Class A (a)	5	56
Aura Fat Projects Acquisition Corp. (a)	15	157
Aurora Technology Acquisition Corp. - Class A (a)	20	212
Bannix Acquisition Corp. (a)	1	7
Battery Future Acquisition Corp. - Class A (a)	31	342
Beard Energy Transition Acquisition Corp. - Class A (a)	59	634
Blue Ocean Acquisition Corp. - Class A (a)	9	96
Blue World Acquisition Corporation - Class A (a)	5	51
Bowen Acquisition Corp. (a)	6	62
Bridgetown 2 Holdings Ltd - Class A (a)	6	65
Bukit Jalil Global Acquisition 1 Ltd (a)	4	46
Bukit Jalil Global Acquisition 1 Ltd (a)	4	38
byNordic Acquisition Corporation - Class A (a)	5	49
C5 Acquisition Corporation - Class A (a)	19	212
Canna-Global Acquisition Corp. - Class A (a)	4	40
CapitalWorks Emerging Markets Acquisition Corp. - Class A (a)	7	77
Cartesian Growth Corporation II - Class A (a)	7	73
Cartica Acquisition Corp. - Class A (a)	7	72
CC Neuberger Principal Holdings III - Class A (a)	24	264
Cetus Capital Acquisition Corp. - Class A (a)	6	59
CF Acquisition Corp. IV - Class A (a)	16	166
CF Acquisition Corp. VII - Class A (a)	23	241
Chenghe Acquisition Co - Class A (a)	8	81
Churchill Capital Corp VII - Class A (a)	106	1,106
Churchill Capital Corp. V - Class A (a)	7	74
Clean Earth Acquisitions Corp. - Class A (a)	19	204
Clean Energy Special Situations Corp. (a)	19	202
Coliseum Acquisition Corp. - Class A (a)	16	170
Compass Digital Acquisition Corporation - Class A (a)	16	166
Concord Acquisition Corp. II - Class A (a)	16	170
Consilium Acquisition Corp. I, Ltd. - Class A (a)	11	122
Crown PropTech Acquisitions - Class A (a)	—	—
DHC Acquisition Corporation - Class A (a)	6	66
Direct Selling Acquisition Corp. - Class A (a)	6	64
Distoken Acquisition Corporation (a)	13	135
DUET Acquisition Corp. - Class A (a)	7	74
Dune Acquisition Corporation - Class A (a)	8	77
EF Hutton Acquisition Corporation I (a)	7	72
Embrace Change Acquisition Corp. (a)	7	71
Enphys Acquisition Corp. - Class A (a)	49	513
ESH Acquisition Corp. - Class A (a)	11	115
EVe Mobility Acquisition Corp - Class A (a)	19	206
Everest Consolidator Acquisition Corporation - Class A (a)	17	185
ExcelFin Acquisition Corp. - Class A (a)	5	58
FAST Acquisition Corp. II - Class A (a)	7	84
Feutune Light Acquisition Corporation - Class A (a)	3	31
Fidelity National Information Services, Inc. (b) (c)	20	1,083
Fintech Ecosystem Development Corp. - Class A (a)	4	40
Focus Impact Acquisition Corp. - Class A (a)	8	91
Forbion European Acquisition Corp. - Class A (a)	11	117
Forest Road Acquisition Corp. II - Class A (a)	49	512
Fortune Rise Acquisition Corporation - Class A (a)	45	497
Futuretech II Acquisition Corp. - Class A (a)	10	108
Global Partner Acquisition Corporation II - Class A (a)	—	2
Golden Star Acquisition Corporation (a)	7	73
Gores Holdings IX, Inc. - Class A (a)	89	925
Graf Acquisition Corp. IV (a)	3	25
Haymaker Acquisition Corp. IV (a)	7	78
HCM Acquisition Corp - Class A (a)	13	144
Hudson Acquisition I Corp. (a)	4	40
Iconic Sports Acquisition Corp. - Class A (a)	9	95
Infinite Acquisition Corp. - Class A (a)	20	216
InFinT Acquisition Corporation - Class A (a)	7	80
Inflection Point Acquisition Corp. II - Class A (a)	13	129
Integral Acquisition Corporation 1 - Class A (a)	4	45
Intercontinental Exchange, Inc. (c)	1	55
Investcorp Europe Acquisition Corp I - Class A (a)	40	439
Investcorp India Acquisition Corp. - Class A (a)	25	266
Jaguar Global Growth Corp I - Class A (a)	17	181
Jupiter Acquisition Corporation (a)	7	67
Kernel Group Holdings, Inc. - Class A (a)	13	137
Knightswan Acquisition Corporation - Class A (a)	4	44
L Catterton Asia Acquisition Corp - Class A (a)	24	253
Learn CW Investment Corp - Class A (a)	27	289
Liberty Resources Acquisition Corp. - Class A (a)	9	98
Magnum Opus Acquisition Limited - Class A (a)	12	126
Mars Acquisition Corp. (a)	42	442
Metal Sky Star Acquisition Corp. (a)	21	233
Mobiv Acquisition Corp. - Class A (a)	7	74
Monterey Capital Acquisition Corporation - Class A (a)	12	132
Nabors Energy Transition Corp. - Class A (a)	26	278
Nubia Brand International Corp. - Class A (a)	12	129
Oak Woods Acquisition Corporation - Class A (a)	8	87
Patria Latin American Opportunity Acquisition Corp. - Class A (a)	33	359
Pearl Holdings Acquisition Corp - Class A (a)	36	382
Perception Capital Corp. II - Class A (a)	11	123
Plum Acquisition Corp. I - Class A (a)	11	115
Plutonian Acquisition Corp. (a)	6	65
Pono Capital Three, Inc. - Class A (a)	2	18
Portage Fintech Acquisition Corporation - Class A (a)	2	22
Power & Digital Infrastructure Acquisition II Corp. - Class A (a)	1	7
PowerUp Acquisition Corp. - Class A (a)	1	10
Project Energy Reimagined Acquisition Corp. - Class A (a)	6	66
PROOF Acquisition Corp I - Class A (a)	23	250
Pyrophyte Acquisition Corp. - Class A (a)	4	39
Qomolangma Acquisition Corp. (a)	3	35
Quadro Acquisition One Corp. - Class A (a)	2	23
Redwoods Acquisition Corp (a)	12	130
Rigel Resource Acquisition Corp. - Class A (a)	67	729
Roth CH Acquisition V Co. (a)	6	60
Screaming Eagle Acquisition Corp. - Class A (a)	129	1,348
SDCL EDGE Acquisition Corp - Class A (a)	4	39
Seaport Global Acquisition II Corp. - Class A (a)	16	175
SHUAA Partners Acquisition Corp I - Class A (a)	7	80
Slam Corp. - Class A (a)	62	663
Spree Acquisition Corp. 1 Limited - Class A (a)	6	60
Spring Valley Acquisition Corp. II - Class A (a)	19	202
Target Global Acquisition I Corp. - Class A (a)	32	352
TenX Keane Acquisition (a)	8	83
TKB Critical Technologies 1 - Class A (a)	9	92
TMT Acquisition Corp (a)	11	115
TortoiseEcofin Acquisition Corp. III - Class A (a)	54	564
Trajectory Alpha Acquisition Corp. - Class A (a)	9	94
Tristar Acquisition I Corp. - Class A (a)	14	154
Twelve Seas Investment Company II - Class A (a)	9	98
Twin Ridge Capital Acquisition Corp. - Class A (a)	17	170
Two - Class A (a)	1	15
Valuence Merger Corp. I - Class A (a)	1	15

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Zalatoris II Acquisition Corp. - Class A (a)	28	302
		24,445
Health Care 6.2%
Abcam PLC - ADR (a) (b) (c)	98	2,222
Amedisys, Inc. (a)	23	2,118
Baxter International Inc. (b) (c)	8	291
EMIS Group PLC	5	126
EQRx International, Inc. (a)	264	586
Horizon Therapeutics Public Limited Company (a) (c)	—	10
Seagen Inc. (a) (b) (c)	5	1,062
		6,415
Materials 5.5%
Ball Corporation (b) (c)	45	2,240
International Flavors & Fragrances Inc. (c)	8	545
Newcrest Mining Limited	7	113
Teck Resources Limited - Class B (b) (c)	37	1,599
Vale S.A. - ADR (c)	16	209
WestRock Company	26	930
		5,636
Communication Services 5.3%
Activision Blizzard, Inc.	42	3,912
Endeavor Group Holdings, Inc. - Class A (b) (c)	79	1,572
		5,484
Consumer Staples 4.2%
Albertsons Companies, Inc. - Class A (c)	82	1,855
Gold Flora Corporation (a)	9	1
Hostess Brands, Inc. - Class A (a) (c)	36	1,209
Kellogg Company (c)	—	18
Sovos Brands, Inc. (a) (b) (c)	56	1,260
		4,343
Information Technology 3.5%
New Relic, Inc. (a) (b)	6	546
Silicon Motion, Inc. - ADR (a) (c)	12	592
Splunk Inc. (a) (c)	11	1,580
Tower Semiconductor Ltd. (a) (b) (c)	12	291
VMware, Inc. - Class A (a)	4	620
		3,629
Consumer Discretionary 2.7%
Capri Holdings Limited (a) (c)	52	2,744
Energy 2.1%
Denbury Inc. (a) (b)	20	1,919
Holly Energy Partners, L.P.	12	258
		2,177
Real Estate 1.3%
Hersha Hospitality Trust (d)	22	549
Hersha Hospitality Trust (d)	8	201
RPT Realty (b)	57	605
		1,355
Industrials 1.0%
Carrier Global Corporation (c)	19	1,060
Triton International Limited (e)	—	1
		1,061
Total Common Stocks (cost $57,050)		57,289
CORPORATE BONDS AND NOTES 24.4%
Communication Services 6.8%
Cengage Learning, Inc.
9.50%, 06/15/24 (f)	153	153
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/29 (f)	1,024	784
Connect Finco SARL
6.75%, 10/01/26 (f)	1,176	1,099
Getty Images, Inc.
9.75%, 03/01/27 (f)	1,957	1,954
Lagardere SCA
2.13%, 10/16/26, EUR (g)	700	725
1.75%, 10/07/27, EUR (g)	600	622
Radius Global Infrastructure, Inc.
2.50%, 09/15/26 (f) (h)	1,775	1,766
		7,103
Consumer Discretionary 5.0%
Aramark Services, Inc.
5.00%, 04/01/25 (f)	459	452
6.38%, 05/01/25 (f)	2,382	2,420
Entertainment Studios, Inc.
10.50%, 02/15/28 (f)	1,365	781
Grubhub Holdings Inc.
5.50%, 07/01/27 (f)	347	269
Light and Wonder International, Inc.
7.00%, 05/15/28 (f)	1,247	1,226
		5,148
Energy 3.6%
California Resources Corporation
7.13%, 02/01/26 (f)	55	55
Calumet Specialty Products Partners, L.P.
11.00%, 04/15/25 (f)	2,422	2,467
Earthstone Energy Holdings, LLC
8.00%, 04/15/27 (f)	286	293
PDC Energy, Inc.
5.75%, 05/15/26	901	899
		3,714
Consumer Staples 3.1%
La Financiere de l'Europe
4.00%, 05/15/24, EUR (g)	352	288
5.13%, 05/15/25, EUR (g)	335	258
SEG Holding, LLC
5.63%, 10/15/28 (f)	277	278
Treehouse Foods, Inc.
4.00%, 09/01/28	1,206	989
Vector Group Ltd.
10.50%, 11/01/26 (f)	1,025	1,027
Verscend Escrow Corp
9.75%, 08/15/26 (f)	359	359
		3,199
Industrials 2.2%
IEA Energy Services LLC
6.63%, 08/15/29 (f)	1,184	1,152
Mauser Packaging Solutions Holding Company
9.25%, 04/15/27 (f)	1,304	1,140
		2,292
Information Technology 1.7%
NCR Corporation
5.75%, 09/01/27 (f)	400	403
6.13%, 09/01/29 (f)	877	898
Splunk Inc.
1.13%, 06/15/27 (h)	490	459
		1,760
Health Care 1.3%
NextGen Healthcare, Inc.
3.75%, 11/15/27 (f) (h)	211	236
Paratek Pharmaceuticals, Inc.
4.75%, 05/01/24 (h)	1,104	1,102
		1,338
Financials 0.6%
Intercontinental Exchange, Inc.
3.65%, 05/23/25	307	297
MoneyGram International, Inc.
9.00%, 06/01/30 (f)	358	333
		630
Utilities 0.1%
Origin Energy Finance Limited
1.00%, 09/17/29, EUR (g)	100	96
Total Corporate Bonds And Notes (cost $26,649)		25,280
OTHER EQUITY INTERESTS 2.9%
Altaba Inc. (a) (i) (j)	1,301	2,992
Pershing Square Tontine Holdings, Ltd. (a) (i) (j)	16	2
Total Other Equity Interests (cost $16,120)		2,994

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
SENIOR FLOATING RATE INSTRUMENTS 1.9%
Industrials 1.0%
Verscend Holding Corp.
2021 Term Loan B, 9.45%, (1 Month Term SOFR + 4.00%), 08/27/25 (k)	982	981
Communication Services 0.9%
Rentpath, Inc.
2021 Stub Current Face Term Loan, 0.00%, 12/31/24 (a) (i) (k) (l)	196	2
Syniverse Holdings, Inc.
2022 Term Loan, 12.24%, (3 Month Term SOFR + 7.00%), 05/06/27 (k)	1,089	952
		954
Total Senior Floating Rate Instruments (cost $2,196)		1,935
INVESTMENT COMPANIES 1.1%
Ares Dynamic Credit Allocation Fund, Inc.	2	32
BlackRock Debt Strategies Fund, Inc.	4	36
First Trust Senior Floating Rate Income Fund II	3	33
Franklin Universal Trust	40	251
Invesco Municipal Opportunity Trust	13	110
Nuveen Amt-Free Municipal Credit Income Fund	4	45
Nuveen AMT-Free Quality Municipal Income Fund	9	91
Nuveen Credit Strategies Income Fund	64	325
Nuveen Enhanced Municipal Credit Income Fund	4	45
Nuveen New York AMT-Free Quality Municipal Income Fund	12	109
Saba Capital Income & Opportunities Fund	4	33
Total Investment Companies (cost $1,382)		1,110
PREFERRED STOCKS 1.0%
Financials 0.8%
Federal National Mortgage Association, Inc. - Series S, 8.25%, (25, 12/31/25) (a) (d)	378	839
Consumer Discretionary 0.2%
Fossil Group, Inc., 7.00%, 11/30/26	12	192
Industrials 0.0%
Babcock & Wilcox Enterprises, Inc., 6.50%, 12/31/26	—	4
Total Preferred Stocks (cost $1,049)		1,035
RIGHTS 0.3%
Akouos, Inc. (a) (i)	11	8
Bristol-Myers Squibb Company (a) (i)	92	138
ESH Acquisition Corp. (a)	11	3
Pan American Silver Corp. (a)	429	229
Spring Valley Acquisition Corp. II (a)	3	—
TMT Acquisition Corp (a)	8	2
Total Rights (cost $610)		380
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.3%
Hercules Capital Funding Trust 2019-1
Series 2016-B-2, 3.65%, 10/07/25	334	313
Total Non-U.S. Government Agency Asset-Backed Securities (cost $315)		313
WARRANTS 0.1%
Achari Ventures Holdings Corp. I (a)	30	1
Akazoo Internet and Digital Appliances Enterprises Services SA (a) (i)	120	—
Alchemy Investments Acquisition Corp 1 (a)	6	1
Allurion Technologies, Inc. (a)	6	5
Altenergy Acquisition Corp. (a)	2	—
Amprius Technologies Operating, Inc. (a)	10	3
Ares Acquisition Corp. (a)	11	3
Arrowroot Acquisition Corp. (a)	16	3
Athena Consumer Acquisition Corp. (a)	1	—
Bridger Aerospace Group Holdings, Inc. (a)	12	4
Buzzfeed, Inc. (a)	7	—
BYTE Acquisition Corp. (a)	102	21
Capri Listco (a) (i)	14	—
Cartesian Growth Corporation II (a)	2	—
CC Neuberger Principal Holdings III (a)	5	1
Cetus Capital Acquisition Corp. (a)	17	—
CF Acquisition Corp. VIII (a)	6	2
Corner Growth Acquisition Corp. (a)	4	—
ECARX Holdings Inc. (a)	12	1
ESGEN Acquisition Corp (a)	2	—
Foxo Technologies Inc. (a) (i)	11	—
Freightos Ltd (a)	2	—
Fusion Acquisition Corp. II (a) (i)	2	—
Getaround Operating, Inc. (a)	5	—
Ginkgo Bioworks Holdings, Inc. (a)	5	1
Global Blockchain Acquisition Corp. (a)	23	1
Goal Acquisitions Corp. (a)	119	3
Grove Collaborative Holdings, Inc. (a) (i)	5	—
Infinite Acquisition Corp. (a)	2	—
Inflection Point Acquisition Corp. II (a)	5	1
International Media Acquisition Corp. (a)	19	—
Jaws Mustang Acquisition Corp. (a)	8	—
Kaixin Auto Holdings (a)	123	1
Kensington Capital Acquisition Corp. V (a)	19	2
KLDiscovery (a)	78	—
Live Oak Crestview Climate Acquisition Corp. (a)	4	—
Moneylion Technologies Inc. (a)	34	2
Movella Holdings Inc. (a)	5	—
Near Intelligence, Inc. (a)	10	—
NewAmsterdam Pharma Company N.V. (a)	7	12
Newbury Street Acquisition Corporation (a)	13	2
Oak Woods Acquisition Corporation (a)	21	1
Pear Therapeutics (US), Inc. (a) (i)	16	—
Phoenix Biotech Acquisition Corp. (a)	2	—
Plum Acquisition Corp. I (a)	5	—
Pono Capital Three, Inc. (a)	28	1
PROOF Acquisition Corp I (a)	5	—
Prospector Capital Corp. (a)	37	2
Pyrophyte Acquisition Corp. (a)	3	—
Q-Si Operations Inc. (a)	13	4
Reebonz Holding Limited (a) (i)	51	—
RMG Acquisition Corp. III (a)	9	1
Screaming Eagle Acquisition Corp. (a)	8	1
Semper Paratus Acquisition Corp. (a)	3	—
Slam Corp. (a)	3	—
Spring Valley Acquisition Corp. II (a)	1	—
Target Global Acquisition I Corp. (a)	4	—
Thunder Bridge Capital Partners III, Inc. (a)	10	1
Whole Earth Brands, Inc. (a)	10	1
Zapp Electric Vehicles Group Limited (a)	5	—
Total Warrants (cost $480)		82
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund - Class I, 5.16% (m) (n)	1,836	1,836
Total Short Term Investments (cost $1,836)		1,836
Total Investments 89.2% (cost $107,687)		92,254
Total Securities Sold Short (6.9)% (proceeds $5,961)		(7,141)
Total Purchased Options 0.6% (cost $834)		569
Other Derivative Instruments (0.4)%		(365)
Other Assets and Liabilities, Net 17.5%		18,072
Total Net Assets 100.0%		103,389

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security is subject to a written call option.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $19,545 and 18.9% of the Fund.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(l) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (6.9%)
COMMON STOCKS (6.3%)
Information Technology (3.1%)
Broadcom Inc.	(4)	(3,217)
Energy (2.1%)
Exxon Mobil Corporation	(16)	(1,934)
HF Sinclair Corporation	(4)	(211)
		(2,145)
Real Estate (0.6%)
KRC Interim Corp.	(35)	(610)
Materials (0.4%)
Newmont Corporation	(12)	(432)
Health Care (0.1%)
Revolution Medicines, Inc.	(4)	(114)
Financials (0.0%)
Brookfield Asset Management Ltd. - Class A	(2)	(50)
Total Common Stocks (proceeds $5,333)		(6,568)
GOVERNMENT AND AGENCY OBLIGATIONS (0.6%)
U.S. Treasury Note (0.6%)
Treasury, United States Department of
3.25%, 06/30/29	(616)	(573)
Total Government And Agency Obligations (proceeds $628)		(573)
Total Securities Sold Short (6.9%) (proceeds $5,961)		(7,141)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Westchester Capital Event Driven Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	6,617	124,534	129,315	124	—	—	1,836	1.8

JNL/Westchester Capital Event Driven Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
La Financiere de l'Europe, 4.00%, 05/15/24	05/10/23	317	288	0.3
La Financiere de l'Europe, 5.13%, 05/15/25	05/10/23	253	258	0.2
Lagardere SCA, 2.13%, 10/16/26	02/03/23	745	725	0.7
Lagardere SCA, 1.75%, 10/07/27	02/02/23	638	622	0.6
Origin Energy Finance Limited, 1.00%, 09/17/29	05/23/23	100	96	0.1
		2,053	1,989	1.9

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Ball Corporation	Put	47.50	10/20/23	89	4
Ball Corporation	Put	45.00	10/20/23	361	6
Baxter International Inc.	Put	37.50	11/17/23	203	32
Baxter International Inc.	Put	32.50	11/17/23	261	8
Carrier Global Corporation	Put	47.50	11/17/23	96	5
Carrier Global Corporation	Put	42.50	11/17/23	96	1
Endeavor Group Holdings, Inc.	Put	20.00	10/20/23	317	20
Endeavor Group Holdings, Inc.	Put	22.50	11/17/23	498	136
Endeavor Group Holdings, Inc.	Put	20.00	11/17/23	375	40
Fidelity National Information Services, Inc.	Put	50.00	10/20/23	350	6
Fidelity National Information Services, Inc.	Put	47.50	10/20/23	46	—
Horizon Therapeutics Public Limited Company	Put	100.00	01/19/24	36	2
Hostess Brands, Inc.	Put	25.00	10/20/23	363	1
International Flavors & Fragrances Inc.	Put	55.00	11/17/23	80	3
Kellogg Company	Put	55.00	10/20/23	503	5
Seagen Inc.	Put	190.00	06/21/24	227	159
SPDR S&P 500 ETF Trust	Put	415.00	10/20/23	119	28
Teck Resources Limited	Put	38.00	10/20/23	124	2
Teck Resources Limited	Put	35.00	11/17/23	18	—
Teck Resources Limited	Put	32.00	11/17/23	28	—
Teck Resources Limited	Put	33.00	11/17/23	39	1
United States Steel Corporation	Put	25.00	10/20/23	550	2
Vale S.A.	Put	12.00	10/20/23	156	1
Vale S.A.	Put	11.00	10/20/23	1,262	3
Vale S.A.	Put	13.00	11/17/23	391	18
					483

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Put	EUR	124.00	11/17/23	15	12
Siemens Aktiengesellschaft	JPM	Put	EUR	130.00	11/17/23	89	26
Thyssenkrupp AG	GSC	Put	EUR	6.30	11/17/23	1,513	27
Thyssenkrupp AG	GSC	Put	EUR	6.20	10/20/23	1,543	14
Thyssenkrupp AG	GSC	Put	EUR	5.90	11/17/23	297	4
Thyssenkrupp AG	SSB	Put	EUR	6.20	10/20/23	340	3
							86

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Abcam PLC	Call	25.00	11/17/23	45	—
Activision Blizzard, Inc.	Put	92.50	10/20/23	11	(1)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Activision Blizzard, Inc.	Put	80.00	10/20/23	4	—
Albertsons Companies, Inc.	Call	23.00	10/20/23	260	(6)
Ball Corporation	Call	52.50	10/20/23	89	(4)
Ball Corporation	Call	50.00	10/20/23	361	(46)
Baxter International Inc.	Call	42.50	11/17/23	464	(19)
Capri Holdings Limited	Call	50.00	10/20/23	117	(38)
Capri Holdings Limited	Call	52.50	11/17/23	123	(20)
Capri Holdings Limited	Call	57.50	01/19/24	154	(3)
Carrier Global Corporation	Call	52.50	11/17/23	96	(42)
Carrier Global Corporation	Call	50.00	11/17/23	96	(60)
Endeavor Group Holdings, Inc.	Call	22.50	10/20/23	317	(1)
Endeavor Group Holdings, Inc.	Call	25.00	11/17/23	829	(5)
Fidelity National Information Services, Inc.	Call	55.00	10/20/23	350	(58)
Fidelity National Information Services, Inc.	Call	52.50	10/20/23	46	(16)
Horizon Therapeutics Public Limited Company	Call	110.00	10/20/23	37	(24)
Horizon Therapeutics Public Limited Company	Put	60.00	01/19/24	36	—
Hostess Brands, Inc.	Call	27.00	10/20/23	363	(232)
Intercontinental Exchange, Inc.	Call	110.00	10/20/23	5	(1)
International Flavors & Fragrances Inc.	Call	60.00	11/17/23	80	(78)
Kellogg Company	Call	62.50	12/15/23	126	(16)
Radius Global Infrastructure, Inc.	Call	15.00	10/20/23	12	—
Reata Pharmaceuticals, Inc.	Call	175.00	10/20/23	2	—
Seagen Inc.	Call	200.00	10/20/23	17	(24)
Seagen Inc.	Put	145.00	06/21/24	227	(59)
Silicon Motion, Inc.	Call	55.00	10/20/23	5	(1)
Sovos Brands, Inc.	Call	25.00	02/16/24	570	(10)
SPDR S&P 500 ETF Trust	Call	435.00	10/20/23	66	(22)
SPDR S&P 500 ETF Trust	Put	400.00	10/20/23	66	(6)
Splunk Inc.	Call	145.00	10/20/23	43	(9)
Splunk Inc.	Call	150.00	11/17/23	16	(1)
Splunk Inc.	Call	145.00	11/17/23	43	(13)
Teck Resources Limited	Call	42.00	10/20/23	124	(27)
Teck Resources Limited	Call	44.00	11/17/23	66	(14)
Teck Resources Limited	Call	37.00	11/17/23	96	(66)
Teck Resources Limited	Call	39.00	11/17/23	18	(9)
Tower Semiconductor Ltd.	Call	28.00	10/20/23	18	—
United States Steel Corporation	Call	30.00	10/20/23	551	(153)
Vale S.A.	Call	13.00	10/20/23	1,028	(72)
Vale S.A.	Call	15.00	11/17/23	391	(7)
					(1,163)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Siemens Aktiengesellschaft	GSC	Call	EUR	132.00	11/17/23	15	(12)
Siemens Aktiengesellschaft	JPM	Call	EUR	140.00	11/17/23	89	(33)
Thyssenkrupp AG	GSC	Call	EUR	6.70	10/20/23	698	(51)
Thyssenkrupp AG	GSC	Call	EUR	6.90	10/20/23	1,185	(60)
Thyssenkrupp AG	GSC	Call	EUR	7.00	11/17/23	1,513	(96)
Thyssenkrupp AG	GSC	Call	EUR	6.50	11/17/23	297	(30)
							(282)

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	GSC	12/05/23	AUD	68	44	—
DKK/USD	GSC	10/04/23	DKK	978	139	—
DKK/USD	JPM	10/04/23	DKK	2,665	378	2
EUR/USD	GSC	10/04/23	EUR	329	347	(18)
JPY/USD	GSC	10/06/23	JPY	203,256	1,361	(1)
JPY/USD	JPM	10/06/23	JPY	18,155	122	(1)
USD/AUD	GSC	12/05/23	AUD	(1,395)	(899)	41
USD/CAD	JPM	10/13/23	CAD	(1,253)	(922)	8
USD/DKK	GSC	10/04/23	DKK	(978)	(138)	5
USD/DKK	JPM	10/04/23	DKK	(2,664)	(377)	16
USD/EUR	GSC	10/04/23	EUR	(328)	(348)	9
USD/EUR	GSC	10/19/23	EUR	(90)	(95)	4

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Westchester Capital Event Driven Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	JPM	10/19/23	EUR	(178)	(188)	6
USD/EUR	GSC	10/24/23	EUR	(2,498)	(2,643)	62
USD/EUR	GSC	11/15/23	EUR	(228)	(242)	4
USD/EUR	JPM	11/15/23	EUR	(346)	(367)	7
USD/EUR	GSC	11/21/23	EUR	(214)	(227)	—
USD/EUR	JPM	11/21/23	EUR	(1,261)	(1,336)	15
USD/EUR	JPM	11/22/23	EUR	(533)	(565)	17
USD/EUR	GSC	12/20/23	EUR	(352)	(373)	5
USD/EUR	JPM	12/21/23	EUR	(1,300)	(1,380)	16
USD/EUR	JPM	12/22/23	EUR	(100)	(106)	3
USD/GBP	JPM	12/06/23	GBP	(469)	(573)	13
USD/GBP	GSC	12/27/23	GBP	(1,547)	(1,889)	51
USD/JPY	GSC	10/06/23	JPY	(203,256)	(1,361)	18
USD/JPY	JPM	10/06/23	JPY	(18,155)	(122)	2
USD/JPY	GSC	12/26/23	JPY	(305,536)	(2,075)	114
					(13,835)	398

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
ABIOMED, Inc. (MT) ‡	OBFR +0.00% (M)	BOA	12/22/23 ††	—	—	3
Bristol-Myers Squibb Company (MT) ‡	1M LIBOR +0.00% (Q)	BOA	12/20/23 ††	—	—	58
Brookfield Property Preferred LP (MT)	OBFR +0.75% (M)	BOA	08/02/24 ††	27	—	(4)
Activision Blizzard, Inc. (MT)	OBFR +0.61% (Q)	GSC	04/05/24 ††	4,278	—	155
Baxter International Inc. (MT)	OBFR +0.61% (Q)	GSC	01/18/24 ††	1,639	—	(170)
Chr. Hansen Holding A/S (MT)	OBFR +0.61% (Q)	GSC	01/17/24 ††	456	—	(74)
Covestro AG (MT)	OBFR +0.61% (Q)	GSC	09/11/24 ††	317	—	(14)
Dechra Pharmaceuticals PLC (MT)	OBFR +0.61% (Q)	GSC	04/25/24 ††	1,783	—	(2)
Endeavor Group Holdings, Inc. (MT)	OBFR +0.61% (Q)	GSC	08/23/24 ††	960	—	(163)
Fidelity National Information Services, Inc. (MT)	OBFR +0.61% (Q)	GSC	08/16/24 ††	1,116	—	(2)
Horizon Therapeutics Public Limited Company (MT)	OBFR +0.61% (Q)	GSC	03/16/24 ††	5,850	—	506
JSR Corporation (MT)	OBFR +0.61% (Q)	GSC	06/30/24 ††	2,014	—	(130)
Kellogg Company (MT)	OBFR +0.61% (Q)	GSC	04/10/24 ††	3,357	—	(387)
Majorel Group Luxembourg S.A. (MT)	OBFR +0.61% (Q)	GSC	06/21/24 ††	94	—	(1)
National Instruments Corporation (MT)	OBFR +0.61% (Q)	GSC	08/30/24 ††	2,029	—	(3)
Newcrest Mining Limited (MT)	OBFR +0.61% (Q)	GSC	04/27/24 ††	425	—	(72)
Origin Energy Limited (MT)	OBFR +0.61% (Q)	GSC	03/17/24 ††	1,451	—	91
Saba Capital Income & Opportunities Fund (MT)	OBFR +0.61% (M)	GSC	05/20/24 ††	82	—	(4)
Seagen Inc. (MT)	OBFR +0.61% (Q)	GSC	07/13/24 ††	5,327	—	412
Siemens Aktiengesellschaft (MT)	OBFR +0.61% (Q)	GSC	03/16/24 ††	223	—	4
Thyssenkrupp AG (MT)	OBFR +0.61% (Q)	GSC	06/12/24 ††	2,770	—	47
United States Steel Corporation (MT)	OBFR +0.61% (Q)	GSC	08/17/24 ††	1,891	—	50
Vale S.A. (MT)	OBFR +0.61% (Q)	GSC	01/18/24 ††	1,787	—	40
Vivendi SE (MT)	OBFR +0.61% (Q)	GSC	04/20/24 ††	248	—	(48)
VMware, Inc. (MT)	OBFR +0.61% (M)	GSC	07/17/24 ††	4,299	—	188
BlackRock Floating Rate Income Strategies Fund, Inc. (MT)	OBFR +0.76% (Q)	JPM	02/03/24 ††	231	—	14
Chr. Hansen Holding A/S (MT)	OBFR +0.55% (Q)	JPM	06/30/24 ††	695	—	(98)
EMIS Group PLC (MT)	OBFR +0.45% (Q)	JPM	08/17/24 ††	426	—	21
Invesco Senior Income Trust (MT)	OBFR +0.80% (Q)	JPM	01/31/24 ††	83	—	—
Majorel Group Luxembourg S.A. (MT)	OBFR +0.55% (Q)	JPM	06/26/24 ††	187	—	—
Nuveen New York AMT-Free Quality Municipal Income Fund (MT)	OBFR +0.38% (Q)	JPM	08/23/24 ††	1,089	—	(83)
Siemens Aktiengesellschaft (MT)	OBFR +0.55% (Q)	JPM	03/20/24 ††	1,338	—	(64)
SLM Corporation (MT)	OBFR +0.38% (Q)	JPM	08/23/24 ††	1,579	—	98
Vivendi SE (MT)	OBFR +0.55% (Q)	JPM	08/19/24 ††	360	—	19
					—	387
Total return swap agreements - paying return
EQUITY
Pan American Silver Corp. (MT)	OBFR -0.40% (Q)	BOA	03/24/24 ††	(354)	—	45
Novozymes A/S (MT)	OBFR -0.35% (Q)	GSC	01/17/24 ††	(489)	—	104
Smurfit Kappa Funding Designated Activity Company (MT)	OBFR -0.27% (Q)	GSC	09/12/24 ††	(911)	—	37
Novozymes A/S (MT)	OBFR -0.50% (Q)	JPM	06/30/24 ††	(711)	—	109
					—	295

††For this swap agreement, the expiration date represents the termination date, which is generally 13 months from the effective date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

‡Swap agreement fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s Board of Trustees and classified as Level 3 for FASB ASC Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Schedules of Investments.

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	56,886	403	—	57,289
Corporate Bonds And Notes	—	25,280	—	25,280
Other Equity Interests	—	—	2,994	2,994
Senior Floating Rate Instruments	—	1,933	2	1,935
Investment Companies	1,110	—	—	1,110
Preferred Stocks	1,035	—	—	1,035
Rights	234	—	146	380
Non-U.S. Government Agency Asset-Backed Securities	—	313	—	313
Warrants	82	—	—	82
Short Term Investments	1,836	—	—	1,836
	61,183	27,929	3,142	92,254
Liabilities - Securities
Common Stocks	(6,568)	—	—	(6,568)
Government And Agency Obligations	—	(573)	—	(573)
	(6,568)	(573)	—	(7,141)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	483	—	—	483
OTC Purchased Options	—	86	—	86
Open Forward Foreign Currency Contracts	—	418	—	418
OTC Total Return Swap Agreements	—	1,940	61	2,001
	483	2,444	61	2,988
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(1,163)	—	—	(1,163)
OTC Written Options	—	(282)	—	(282)
Open Forward Foreign Currency Contracts	—	(20)	—	(20)
OTC Total Return Swap Agreements	—	(1,319)	—	(1,319)
	(1,163)	(1,621)	—	(2,784)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/Western Asset Global Multi-Sector Bond Fund
CORPORATE BONDS AND NOTES 58.4%
United States of America 27.1%
AbbVie Inc.
4.85%, 06/15/44	1,370	1,189
Allied Universal Holdco LLC
6.00%, 06/01/29 (a) (b)	1,000	749
American Airlines, Inc.
5.75%, 04/20/29 (b)	3,620	3,366
American Axle & Manufacturing, Inc.
5.00%, 10/01/29 (a)	1,090	882
American Express Company
3.55%, (100, 09/15/26) (c)	1,320	1,048
AT&T Inc.
2.90%, 12/04/26, GBP	2,070	2,307
Bank of America Corporation
5.29%, 04/25/34	660	615
4.08%, 03/20/51	2,840	2,102
CCO Holdings, LLC
4.50%, 05/01/32	5,000	3,924
Centene Corporation
4.63%, 12/15/29	1,920	1,726
Charter Communications Operating, LLC
3.50%, 06/01/41	670	422
Cheniere Energy Partners, L.P.
4.00%, 03/01/31	950	814
Comcast Corporation
2.94%, 11/01/56	2,200	1,252
Continental Resources, Inc.
4.90%, 06/01/44	3,280	2,417
CSC Holdings, LLC
6.50%, 02/01/29 (b)	2,500	2,072
DCP Midstream, LLC
6.45%, 11/03/36 (b)	1,620	1,592
Devon Energy Corporation
5.85%, 12/15/25	870	866
5.00%, 06/15/45	470	378
DIRECTV Financing, LLC
5.88%, 08/15/27 (b)	3,000	2,654
DISH DBS Corporation
5.75%, 12/01/28 (b)	3,020	2,321
Diversified Healthcare Trust
9.75%, 06/15/25	870	840
Energy Transfer LP
2.90%, 05/15/25	3,140	2,983
Enterprise Products Operating LLC
4.80%, 02/01/49	1,440	1,218
EQT Corporation
5.00%, 01/15/29	2,620	2,464
Ford Motor Company
3.25%, 02/12/32	2,000	1,538
Ford Motor Credit Company LLC
2.75%, 06/14/24, GBP	2,330	2,745
Freeport-McMoRan Inc.
5.45%, 03/15/43	2,870	2,445
General Dynamics Corporation
4.25%, 04/01/50	700	574
General Motors Company
6.13%, 10/01/25	450	449
GTCR W-2 Merger Sub LLC
7.50%, 01/15/31 (b)	790	791
International Bank for Reconstruction and Development
6.75%, 07/13/29, INR	324,200	3,775
JPMorgan Chase & Co.
3.33%, 04/22/52	1,270	820
Kraft Heinz Foods Company
5.20%, 07/15/45	620	541
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (b)	1,000	860
McDonald's Corporation
4.20%, 04/01/50	350	272
Morgan Stanley
5.79%, 11/18/33, GBP	1,000	1,180
5.60%, 03/24/51	400	374
Netflix, Inc.
4.88%, 06/15/30 (b)	2,580	2,440
NGPL PipeCo LLC
4.88%, 08/15/27 (b)	1,150	1,086
Occidental Petroleum Corporation
3.50%, 08/15/29	1,000	853
Radiology Partners, Inc.
9.25%, 02/01/28 (b)	760	306
Range Resources Corporation
4.75%, 02/15/30 (a) (b)	4,000	3,546
Sasol Financing USA LLC
5.50%, 03/18/31	3,080	2,404
Southern Natural Gas Company, L.L.C.
8.00%, 03/01/32 (a)	300	330
Southwestern Energy Company
4.75%, 02/01/32	3,190	2,737
Spirit Airlines, Inc.
8.00%, 09/20/25 (b)	2,340	2,338
Sprint Capital Corporation
8.75%, 03/15/32	2,000	2,312
Targa Resources Partners LP
5.50%, 03/01/30	1,900	1,779
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (b)	4,000	3,346
The Boeing Company
3.75%, 02/01/50	410	278
The Charles Schwab Corporation
4.00%, (100, 12/01/30) (c)	640	451
The Cigna Group
4.80%, 08/15/38	510	448
The Goldman Sachs Group, Inc.
3.65%, (100, 08/10/26) (c)	1,340	1,078
6.44%, (3 Month Term SOFR + 1.03%), (100, 11/13/23) (c) (d)	540	446
The Williams Companies, Inc.
7.50%, 01/15/31	700	744
5.75%, 06/24/44	2,200	1,995
T-Mobile USA, Inc.
3.88%, 04/15/30	1,480	1,311
United Airlines Pass Through Certificates, Series 2015-1
4.63%, 04/15/29 (b)	2,550	2,194
United Rentals (North America), Inc.
3.75%, 01/15/32	4,010	3,236
Viking Cruises Limited
5.88%, 09/15/27 (b)	1,000	912
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	1,860	1,693
Wells Fargo & Company
5.88%, (100, 06/15/25) (c) (e)	1,510	1,482
5.39%, 04/24/34	780	728
4.61%, 04/25/53	940	736
Western Midstream Operating, LP
3.95%, 06/01/25	710	683
5.50%, 08/15/48	500	398
5.25%, 02/01/50 (e) (f)	3,070	2,370
		101,225
United Kingdom 5.9%
Bellis Acquisition Company PLC
4.50%, 02/16/26, GBP (g)	1,030	1,112
European Bank for Reconstruction and Development
6.30%, 10/26/27, INR	311,600	3,599
Gatwick Airport Finance PLC
4.38%, 04/07/26, GBP (g)	1,700	1,918
HSBC Holdings PLC
6.38%, (100, 03/30/25) (c) (h)	2,800	2,686
Lloyds Banking Group PLC
4.72%, 08/11/26 (h)	2,630	2,549
NatWest Group PLC
4.50%, (100, 03/31/28), GBP (c) (h)	1,060	973
Peu (Fin) PLC
7.25%, 07/01/28, EUR (g)	470	474
7.25%, 07/01/28, EUR (b)	430	434

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Pinewood Finco PLC
3.25%, 09/30/25, GBP (g)	1,050	1,198
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (b)	700	851
Premier Foods Finance PLC
3.50%, 10/15/26, GBP (g)	1,030	1,141
Saga PLC
3.38%, 05/12/24, GBP (g)	1,000	1,173
Victoria P.L.C.
3.63%, 08/24/26, EUR (a) (g)	540	447
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (g)	1,080	1,031
Whitbread PLC
2.38%, 05/31/27, GBP (a) (g)	2,340	2,469
		22,055
Netherlands 4.9%
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (b)	2,000	1,662
Atlas LuxCo 4 S.a r.l.
4.63%, 06/01/28 (b)	1,500	1,243
Cooperatieve Rabobank U.A.
3.25%, (100, 12/29/26), EUR (c) (g)	1,200	1,055
3.65%, 04/06/28 (b)	500	460
Enel Finance International N.V.
6.80%, 10/14/25 (b)	2,040	2,064
GTCR W-2 Merger Sub LLC
8.50%, 01/15/31, GBP (b)	140	174
IPD 3 B.V.
8.00%, 06/15/28, EUR (b)	600	639
Petrobras Global Finance B.V.
6.25%, 03/17/24	3,170	3,163
Prosus N.V.
3.83%, 02/08/51 (b)	2,770	1,525
Teva Pharmaceutical Finance Netherlands II B.V.
7.38%, 09/15/29, EUR	450	484
Teva Pharmaceutical Finance Netherlands III B.V.
8.13%, 09/15/31	520	536
TMNL Holding B.V
3.75%, 01/15/29, EUR (g)	1,220	1,107
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (b)	1,400	1,308
United Group B.V.
5.25%, 02/01/30, EUR (b)	1,280	1,115
VZ Secured Financing B.V.
5.00%, 01/15/32 (b)	2,000	1,575
		18,110
France 2.8%
Altice France
2.13%, 02/15/25, EUR (g)	1,460	1,455
Banijay Entertainment
7.00%, 05/01/29, EUR (b)	590	617
BNP Paribas
7.38%, (100, 08/19/25) (c) (g) (h)	2,730	2,666
Credit Agricole SA
7.50%, (100, 06/23/26), GBP (c) (g) (h)	2,090	2,397
Goldstory
5.38%, 03/01/26, EUR (a) (g)	980	1,003
Kapla Holding
3.38%, 12/15/26, EUR (g)	1,200	1,133
Loxama
3.75%, 07/15/26, EUR (g)	1,140	1,126
		10,397
Canada 2.4%
First Quantum Minerals Ltd
7.50%, 04/01/25 (b)	777	774
6.88%, 10/15/27 (b)	2,000	1,920
Glencore Finance (Canada) Limited
6.00%, 11/15/41 (g)	1,400	1,282
MEG Energy Corp.
7.13%, 02/01/27 (b)	3,700	3,751
Open Text Corporation
3.88%, 02/15/28 (b)	510	445
4.13%, 02/15/30 (b)	1,000	837
		9,009
Brazil 1.6%
B3 S.A. - Brasil, Bolsa, Balcao
4.13%, 09/20/31 (b)	2,160	1,789
Braskem America Finance Company
7.13%, 07/22/41 (g)	2,760	2,387
MercadoLibre S.R.L
3.13%, 01/14/31	2,280	1,795
		5,971
Germany 1.5%
Allianz SE
3.20%, (100, 10/30/27) (c) (g)	5,000	3,564
APCOA Parking Holdings GmbH
4.63%, 01/15/27, EUR (g)	950	914
Vertical Midco GmbH
4.38%, 07/15/27, EUR (g)	1,180	1,127
		5,605
Mexico 1.2%
BBVA Bancomer S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Bancomer
5.13%, 01/18/33 (b)	2,980	2,557
Orbia Advance Corporation, S.A.B. de C.V.
5.88%, 09/17/44 (b)	2,240	1,850
		4,407
Ireland 1.1%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/30/32	720	572
Park Aerospace Holdings Limited
5.50%, 02/15/24 (b)	3,700	3,686
		4,258
Kazakhstan 1.1%
Joint Stock Company National Company Kazmunaygas
5.38%, 04/24/30 (b)	980	893
3.50%, 04/14/33 (b)	1,130	846
Kaztransgas
4.38%, 09/26/27 (b)	2,580	2,382
		4,121
Luxembourg 1.0%
Altice Financing S.A.
2.25%, 01/15/25, EUR (g)	1,420	1,472
Cromwell EREIT Lux Finco S.a r.l.
2.13%, 11/19/25, EUR (g)	361	334
Millicom International Cellular SA
5.13%, 01/15/28 (a) (b)	2,268	1,917
		3,723
Switzerland 0.8%
UBS Group AG
7.00%, (100, 01/31/24) (c) (g)	3,200	3,162
Morocco 0.8%
OCP S.A.
3.75%, 06/23/31 (b)	3,800	2,999
Italy 0.7%
International Design Group S.p.A.
8.03%, (3 Month EURIBOR + 4.25%), 05/15/26, EUR (d) (g)	1,110	1,165
Telecom Italia SPA
2.38%, 10/12/27, EUR (g)	1,750	1,608
		2,773
Sweden 0.7%
Apollo Swedish Bidco AB
8.59%, 07/05/29, EUR (d)	510	537
Heimstaden Bostad AB
4.25%, 03/09/26, EUR (g)	1,200	614
Verisure Holding AB
7.13%, 02/01/28, EUR (b)	1,330	1,420
		2,571

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Spain 0.7%
Lorca Telecom Bondco SA.
4.00%, 09/18/27, EUR (g)	1,210	1,187
Via Celere Desarrollos Inmobiliarios SA.
5.25%, 04/01/26, EUR (g)	1,380	1,371
		2,558
Argentina 0.7%
YPF S.A.
8.50%, 07/28/25 (b)	2,780	2,487
Jersey 0.6%
CPUK Mortgage Finance Limited
3.59%, 08/28/25, GBP (e) (g)	2,010	2,318
Austria 0.6%
Suzano Austria GmbH
5.00%, 01/15/30	2,440	2,222
Israel 0.5%
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	2,200	1,961
Belgium 0.3%
Anheuser-Busch InBev Worldwide Inc.
5.55%, 01/23/49	1,280	1,221
Panama 0.3%
Carnival Corporation
10.50%, 06/01/30 (b)	1,140	1,174
Finland 0.3%
Nordea Bank Abp
3.50%, (100, 03/12/25), EUR (c) (g) (h)	1,100	1,086
Colombia 0.3%
Ecopetrol S.A.
8.88%, 01/13/33	1,030	1,005
Bermuda 0.3%
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (b)	1,050	959
Peru 0.2%
Petroleos del Peru - Petroperu S.A.
5.63%, 06/19/47 (b)	1,200	721
South Africa 0.0%
K2016470219 (South Africa) Ltd
0.00%, 05/07/49, EUR (b) (i) (j) (k)	4,042	4
Total Corporate Bonds And Notes (cost $237,045)		218,102
GOVERNMENT AND AGENCY OBLIGATIONS 28.2%
United States of America 15.4%
Connecticut Avenue Securities Trust 2019-R06
Series 2023-1M2-R05, REMIC, 8.41%, (SOFR 30-Day Average + 3.10%), 06/25/29 (d)	670	687
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1B1-R01, REMIC, 8.41%, (SOFR 30-Day Average + 3.10%), 10/25/41 (d)	960	960
Federal Home Loan Mortgage Corporation
Series 2022-M2-DNA6, REMIC, 11.06%, (SOFR 30-Day Average + 5.75%), 09/25/42 (d)	420	459
Series 2020-B1-DNA3, REMIC, 10.53%, (SOFR 30-Day Average + 5.21%), 06/27/50 (d)	261	282
Series 2020-B1-DNA5, REMIC, 9.87%, (SOFR 30-Day Average + 4.80%), 10/25/50 (d)	910	989
Series 2017-M1-3, REMIC, 4.00%, 07/25/56	430	423
Treasury, United States Department of
2.63%, 12/31/25	11,499	10,928
1.63%, 02/15/26	8,430	7,808
2.00%, 11/15/26	11,610	10,678
0.63%, 03/31/27	4,980	4,326
3.63%, 03/31/28 - 05/15/53	2,310	2,062
2.88%, 05/15/32	8,500	7,461
4.13%, 11/15/32	1,970	1,900
4.00%, 11/15/42	3,950	3,507
3.88%, 02/15/43	1,280	1,114
4.38%, 08/15/43 (a)	3,671	3,427
3.00%, 08/15/52	750	547
		57,558
Mexico 4.0%
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 12/07/23, MXN	34,629	1,974
10.00%, 12/05/24, MXN	13,340	757
7.50%, 06/03/27, MXN	235,910	12,375
		15,106
Indonesia 1.9%
The Republic of Indonesia, The Government of
5.50%, 04/15/26, IDR	101,362,000	6,427
7.00%, 05/15/27, IDR	9,470,000	620
		7,047
South Africa 1.7%
South Africa, Parliament of
6.50%, 02/28/41, ZAR	121,850	3,636
5.75%, 09/30/49	4,030	2,660
		6,296
Poland 1.6%
Urzad Rady Ministrow
1.75%, 04/25/32, PLN	36,060	6,018
Brazil 1.4%
Presidencia Da Republica
10.00%, 01/01/25 - 01/01/27, BRL	26,220	5,159
Argentina 0.6%
Gobierno de la Provincia de Buenos Aires
6.38%, 09/01/37 (b) (e)	2,760	918
Ministerio De Gobierno
6.99%, 06/01/27 (e) (g)	500	370
6.99%, 06/01/27 (b) (e)	1,000	740
		2,028
Egypt 0.5%
The Arab Republic of Egypt
3.88%, 02/16/26 (b)	2,800	1,981
Colombia 0.4%
Departamento Administrativo De La Presidencia De La Republica
5.63%, 02/26/44	2,250	1,617
Cote D'Ivoire 0.3%
Presidence de la Republique de Cote d'Ivoire
5.25%, 03/22/30, EUR (g)	1,060	935
Dominican Republic 0.2%
Presidencia de la Republica Dominicana
4.88%, 09/23/32 (b)	1,100	894
Nigeria 0.2%
Nigeria, Federal Government of
6.50%, 11/28/27 (a) (b)	1,010	842
Total Government And Agency Obligations (cost $111,606)		105,481
SENIOR FLOATING RATE INSTRUMENTS 5.5%
United States of America 5.5%
Alterra Mountain Company
2021 Series B-2 Consenting Term Loan, 8.95%, (1 Month Term SOFR + 3.50%), 07/30/28 (d)	2,462	2,454
APi Group DE, Inc.
Term Loan B, 7.95%, (1 Month Term SOFR + 2.50%), 09/25/26 (d)	2,278	2,279
Asurion LLC
2023 Term Loan B11, 9.68%, (1 Month Term SOFR + 4.25%), 08/19/28 (d)	2,468	2,394
Focus Financial Partners, LLC
2022 Term Loan B5, 8.58%, (1 Month Term SOFR + 3.25%), 06/30/28 (d)	2,462	2,454
Fugue Finance B.V.
USD Term Loan, 9.92%, (3 Month Term SOFR + 4.50%), 01/25/28 (d)	707	707
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 7.43%, (1 Month Term SOFR + 2.00%), 11/15/27 (d)	1,410	1,385
Hilton Domestic Operating Company, Inc.
2019 Term Loan B2, 7.17%, (1 Month Term SOFR + 1.75%), 10/25/23 (d)	1,220	1,219

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 7.95%, (1 Month Term SOFR + 2.50%), 06/13/26 (d)	1,476	1,474
Sedgwick Claims Management Services, Inc.
2023 Term Loan B, 9.08%, (1 Month Term SOFR + 3.75%), 02/16/28 (d)	2,468	2,462
Sotera Health Holdings, LLC
2021 Term Loan, 8.20%, (1 Month Term SOFR + 2.75%), 12/31/24 (d)	2,500	2,474
UFC Holdings, LLC
2021 Term Loan B, 8.37%, (3 Month Term SOFR + 2.75%), 04/29/26 (d)	1,352	1,350
Total Senior Floating Rate Instruments (cost $20,558)		20,652
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 2.2%
United States of America 2.2%
Angel Oak Mortgage Trust 2022-3
Series 2022-A3-3, REMIC, 4.14%, 04/25/26 (d)	1,021	880
BX Trust 2021-SDMF
Series 2021-F-SDMF, REMIC, 7.38%, (1 Month Term SOFR + 2.05%), 09/15/34 (d)	1,250	1,171
College Ave Student Loans 2021-B, LLC
Series 2021-D-B, 3.78%, 06/25/52	1,501	1,298
Ellington Financial Mortgage Trust 2020-1
Series 2020-B1-1, REMIC, 5.11%, 05/25/65 (d)	870	794
Goodgreen 2021-1 Trust
Series 2021-B-1A, 3.01%, 10/15/56	557	444
JPMorgan Chase Bank, N.A.
Series 2022-D-NLP, REMIC, 7.50%, (1 Month Term SOFR + 2.17%), 04/15/37 (d)	566	500
MED Trust 2021-MDLN
Series 2021-F-MDLN, REMIC, 9.45%, (1 Month Term SOFR + 4.11%), 11/15/23 (d)	816	773
MVW 2021-1W LLC
Series 2021-C-1WA, 1.94%, 01/22/41	618	559
Nelnet Student Loan Trust 2021-C
Series 2021-D-CA, 4.44%, 04/20/62	1,400	1,084
RIAL 2022-FL8 D
Series 2022-D-FL8, 10.06%, (SOFR 30-Day Average + 4.30%), 01/19/37 (d)	1,000	919
Total Non-U.S. Government Agency Asset-Backed Securities (cost $8,989)		8,422
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. (g) (l)	14,399	—
Edcon Holdings Ltd. (g) (l)	124,903	—
Edcon Holdings Ltd. (g) (l)	624	—
Total Common Stocks (cost $106)		—
SHORT TERM INVESTMENTS 5.6%
Investment Companies 3.2%
JNL Government Money Market Fund - Class I, 5.16% (m) (n)	11,974	11,974
Securities Lending Collateral 2.4%
JNL Government Money Market Fund - Class SL, 5.26% (m) (n)	8,828	8,828
Total Short Term Investments (cost $20,802)		20,802
Total Investments 99.9% (cost $399,106)		373,459
Total Purchased Options 0.0% (cost $65)		47
Other Derivative Instruments 0.7%		2,520
Other Assets and Liabilities, Net (0.6)%		(2,361)
Total Net Assets 100.0%		373,665

(a) All or a portion of the security was on loan as of September 30, 2023.

(b) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $84,719 and 22.7% of the Fund.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(g) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(h) Convertible security.

(i) Non-income producing security.

(j) As of September 30, 2023, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/Western Asset Global Multi-Sector Bond Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	5,823	67,564	61,413	278	—	—	11,974	3.2
JNL Government Money Market Fund, 5.26% - Class SL	—	32,501	23,673	70	—	—	8,828	2.4
JNL Securities Lending Collateral Fund - Institutional Class	795	22,476	23,271	78	—	—	—	—
	6,618	122,541	108,357	426	—	—	20,802	5.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Western Asset Global Multi-Sector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Allianz SE, 3.20% (callable at 100, 10/30/27)	04/27/22	4,133	3,564	1.0
Altice Financing S.A., 2.25%, 01/15/25	03/01/23	1,446	1,472	0.4
Altice France, 2.13%, 02/15/25	02/28/23	1,449	1,455	0.4
APCOA Parking Holdings GmbH, 4.63%, 01/15/27	05/05/22	944	914	0.2
Bellis Acquisition Company PLC, 4.50%, 02/16/26	05/06/22	1,183	1,112	0.3
BNP Paribas, 7.38% (callable at 100, 08/19/25)	04/27/22	2,802	2,666	0.7
Braskem America Finance Company, 7.13%, 07/22/41	04/26/22	2,798	2,387	0.6
Cooperatieve Rabobank U.A., 3.25% (callable at 100, 12/29/26)	04/28/22	1,141	1,055	0.3
CPUK Mortgage Finance Limited, 3.59%, 08/28/25	10/10/22	2,074	2,318	0.6
Credit Agricole SA, 7.50% (callable at 100, 06/23/26)	05/06/22	2,337	2,397	0.6
Cromwell EREIT Lux Finco S.a r.l., 2.13%, 11/19/25	08/17/23	349	334	0.1
Edcon Holdings Ltd.	08/03/21	—	—	—
Edcon Holdings Ltd.	02/27/17	11	—	—
Edcon Holdings Ltd.	02/28/17	95	—	—
Gatwick Airport Finance PLC, 4.38%, 04/07/26	05/06/22	1,973	1,918	0.5
Glencore Finance (Canada) Limited, 6.00%, 11/15/41	04/27/22	1,491	1,282	0.3
Goldstory, 5.38%, 03/01/26	02/24/23	993	1,003	0.3
Heimstaden Bostad AB, 4.25%, 03/09/26	05/06/22	1,198	614	0.2
International Design Group S.p.A., 8.03%, 05/15/26	05/06/22	1,159	1,165	0.3
Kapla Holding, 3.38%, 12/15/26	05/06/22	1,164	1,133	0.3
Lorca Telecom Bondco SA., 4.00%, 09/18/27	05/06/22	1,176	1,187	0.3
Loxama, 3.75%, 07/15/26	05/06/22	1,150	1,126	0.3
Ministerio De Gobierno, 6.99%, 06/01/27	05/13/22	391	370	0.1
Nordea Bank Abp, 3.50% (callable at 100, 03/12/25)	06/15/22	1,089	1,086	0.3
Peu (Fin) PLC, 7.25%, 07/01/28	09/28/23	476	474	0.1
Pinewood Finco PLC, 3.25%, 09/30/25	09/26/22	1,042	1,198	0.3
Premier Foods Finance PLC, 3.50%, 10/15/26	05/19/23	1,187	1,141	0.3
Presidence de la Republique de Cote d'Ivoire, 5.25%, 03/22/30	02/22/23	946	935	0.3
Saga PLC, 3.38%, 05/12/24	05/12/22	1,182	1,173	0.3
Telecom Italia SPA, 2.38%, 10/12/27	09/15/22	1,521	1,608	0.4
TMNL Holding B.V, 3.75%, 01/15/29	05/06/22	1,161	1,107	0.3
UBS Group AG, 7.00% (callable at 100, 01/31/24)	04/27/22	3,212	3,162	0.9
Vertical Midco GmbH, 4.38%, 07/15/27	05/06/22	1,157	1,127	0.3
Via Celere Desarrollos Inmobiliarios SA., 5.25%, 04/01/26	03/17/23	1,381	1,371	0.4
Victoria P.L.C., 3.63%, 08/24/26	07/26/22	490	447	0.1
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	05/06/22	1,139	1,031	0.3
Whitbread PLC, 2.38%, 05/31/27	05/06/22	2,439	2,469	0.7
		49,879	47,801	12.8

JNL/Western Asset Global Multi-Sector Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	157	December 2023	EUR	20,616	257	(447)
Long Gilt	69	December 2023	GBP	6,476	108	30
United States 5 Year Note	253	January 2024		26,884	40	(228)
United States Ultra Bond	52	December 2023		6,592	20	(420)
					425	(1,065)
Short Contracts
United States 10 Year Note	(160)	December 2023		(17,604)	(33)	314

JNL/Western Asset Global Multi-Sector Bond Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, Dec. 2023	Call	113.00	11/24/23	376	47

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	10/20/23	AUD	5,998	3,859	(144)
EUR/PLN	GSC	10/20/23	PLN	(15,560)	(3,560)	(12)
EUR/USD	MSC	10/20/23	EUR	2,349	2,484	(78)

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/Western Asset Global Multi-Sector Bond Fund — Forward Foreign Currency Contracts (continued)
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
IDR/USD	JPM	10/20/23	IDR	68,728,388	4,447	6
JPY/USD	MSC	10/20/23	JPY	1,661,365	11,152	(771)
MXN/USD	GSC	10/20/23	MXN	50,246	2,875	16
USD/EUR	CIT	10/20/23	EUR	(625)	(661)	1
USD/EUR	GSC	10/20/23	EUR	(586)	(620)	25
USD/EUR	MSC	10/20/23	EUR	(31,159)	(32,967)	1,416
USD/GBP	MSC	10/20/23	GBP	(18,921)	(23,088)	1,216
USD/IDR	JPM	10/20/23	IDR	(68,728,388)	(4,447)	106
USD/MXN	GSC	10/20/23	MXN	(99,336)	(5,683)	32
USD/PLN	BOA	10/20/23	PLN	(11,501)	(2,631)	160
USD/TWD	BOA	10/20/23	TWD	(129,815)	(4,030)	156
ZAR/USD	JPM	10/20/23	ZAR	834	44	—
					(52,826)	2,129

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Western Asset Global Multi-Sector Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	218,102	—	218,102
Government And Agency Obligations	—	105,481	—	105,481
Senior Floating Rate Instruments	—	20,652	—	20,652
Non-U.S. Government Agency Asset-Backed Securities	—	8,422	—	8,422
Common Stocks	—	—	—	—
Short Term Investments	20,802	—	—	20,802
	20,802	352,657	—	373,459
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	344	—	—	344
Exchange Traded Purchased Options	47	—	—	47
Open Forward Foreign Currency Contracts	—	3,134	—	3,134
	391	3,134	—	3,525
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,095)	—	—	(1,095)
Open Forward Foreign Currency Contracts	—	(1,005)	—	(1,005)
	(1,095)	(1,005)	—	(2,100)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/William Blair International Leaders Fund
COMMON STOCKS 96.3%
United Kingdom 15.6%
Ashtead Group Public Limited Company	185	11,203
AstraZeneca PLC	169	22,875
Compass Group PLC	638	15,557
Diageo PLC	317	11,663
Experian PLC	337	11,034
Halma Public Limited Company	288	6,783
London Stock Exchange Group PLC	159	15,888
Rentokil Initial PLC	1,960	14,546
Spirax-Sarco Engineering PLC	58	6,687
		116,236
France 13.7%
Airbus SE	104	13,892
Dassault Systemes	302	11,221
L'Oreal	34	14,227
LVMH Moet Hennessy Louis Vuitton	24	18,228
Safran	79	12,449
Sartorius Stedim Biotech	21	4,940
Schneider Electric SE	70	11,573
VINCI	139	15,314
		101,844
Canada 10.3%
Canadian Pacific Kansas City Limited (a)	277	20,641
Dollarama Inc.	273	18,792
Intact Financial Corporation	95	13,847
Lululemon Athletica Canada Inc. (b)	37	14,159
The Toronto-Dominion Bank (a)	156	9,418
		76,857
Japan 6.7%
Daiichi Sankyo Company, Ltd	207	5,679
Daikin Industries, Ltd.	37	5,826
Hoya Corporation	123	12,519
Keyence Corporation	36	13,410
Shin-Etsu Chemical Co., Ltd.	442	12,806
		50,240
India 5.9%
HDFC Bank Limited	814	14,937
Infosys Limited	572	9,855
Reliance Industries Limited	687	19,361
		44,153
China 5.2%
Alibaba Group Holding Limited (b) (c)	1,433	15,511
Contemporary Amperex Technology Co., Limited - Class A	394	11,036
Kweichow Moutai Co., Ltd. - Class A	48	11,800
		38,347
Denmark 4.9%
DSV A/S	64	12,027
Novo Nordisk A/S - Class B	266	24,179
		36,206
Ireland 4.8%
Icon Public Limited Company (b)	53	13,158
Kingspan Group Public Limited Company	123	9,195
Linde Public Limited Company	37	13,711
		36,064
Switzerland 4.7%
Lonza Group AG	15	6,703
Partners Group Holding AG	7	7,531
Straumann Holding AG - Class N	75	9,562
Zurich Insurance Group AG - Class N	24	11,158
		34,954
Netherlands 3.8%
ASML Holding N.V.	35	20,549
BE Semiconductor Industries N.V.	82	8,095
		28,644
Sweden 3.5%
Atlas Copco Aktiebolag - Class A	859	11,539
Evolution AB (publ) (c)	99	9,954
Hexagon Aktiebolag - Class B	103	882
Indutrade Aktiebolag	180	3,326
		25,701
Taiwan 3.2%
Taiwan Semiconductor Manufacturing Company Limited	1,433	23,469
Spain 2.6%
Amadeus IT Holding, S.A. (c)	233	14,022
Industria de Diseno Textil, S.A.	143	5,338
		19,360
Italy 2.3%
Ferrari N.V.	32	9,419
Moncler S.p.A.	137	7,933
		17,352
Brazil 2.2%
B3 S.A. - Brasil, Bolsa, Balcao	2,141	5,225
MercadoLibre S.R.L (b)	9	11,334
		16,559
Germany 1.6%
Infineon Technologies AG - Class N	353	11,649
Norway 1.4%
Equinor ASA	311	10,239
Hong Kong 1.2%
AIA Group Limited	1,098	8,898
Australia 1.2%
CSL Limited	55	8,820
South Korea 1.0%
Samsung SDI Co., Ltd.	19	7,321
Argentina 0.5%
Globant S.A. (b)	21	4,074
Total Common Stocks (cost $743,165)		716,987
SHORT TERM INVESTMENTS 4.3%
Investment Companies 3.3%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	24,953	24,953
Securities Lending Collateral 1.0%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	7,214	7,214
Total Short Term Investments (cost $32,167)		32,167
Total Investments 100.6% (cost $775,332)		749,154
Other Assets and Liabilities, Net (0.6)%		(4,518)
Total Net Assets 100.0%		744,636

(a) All or a portion of the security was on loan as of September 30, 2023.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/William Blair International Leaders Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	4,843	151,217	131,107	459	—	—	24,953	3.3

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/William Blair International Leaders Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.26% - Class SL	—	63,959	56,745	47	—	—	7,214	1.0
JNL Securities Lending Collateral Fund - Institutional Class	—	81,720	81,720	113	—	—	—	—
	4,843	296,896	269,572	619	—	—	32,167	4.3

JNL/William Blair International Leaders Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	01/12/23	19,845	15,511	2.1
Amadeus IT Holding, S.A.	11/26/21	14,379	14,022	1.9
Evolution AB (publ)	05/24/22	9,769	9,954	1.3
		43,993	39,487	5.3

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/William Blair International Leaders Fund
Assets - Securities
Common Stocks	133,778	583,209	—	716,987
Short Term Investments	32,167	—	—	32,167
	165,945	583,209	—	749,154

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 65.0%
Information Technology 15.1%
Accenture Public Limited Company - Class A	152	46,761
Advanced Micro Devices, Inc. (a)	644	66,181
Apple Inc.	1,308	223,859
Broadcom Inc.	48	40,170
Intel Corporation	1,931	68,655
KLA Corporation	101	46,281
Microsoft Corporation	1,372	433,145
Motorola Solutions, Inc.	325	88,471
Oracle Corporation	457	48,436
Salesforce, Inc. (a)	267	54,073
Taiwan Semiconductor Manufacturing Company Limited - ADR	592	51,470
Texas Instruments Incorporated	647	102,928
		1,270,430
Health Care 10.8%
AstraZeneca PLC - ADR	1,388	93,975
Becton, Dickinson and Company	265	68,629
Daiichi Sankyo Company, Ltd	1,015	27,874
Danaher Corporation	367	90,979
Elevance Health, Inc.	123	53,614
HCA Healthcare, Inc.	312	76,809
Humana Inc.	200	97,437
Merck & Co., Inc.	688	70,834
Novartis AG - ADR	760	77,392
Pfizer Inc.	2,092	69,403
UnitedHealth Group Incorporated	303	152,970
Zoetis Inc. - Class A	186	32,310
		912,226
Financials 7.9%
American Express Company	161	23,979
BlackRock, Inc.	98	63,129
Everest Re Group, Ltd.	50	18,643
Global Payments Inc.	466	53,737
Intercontinental Exchange, Inc.	448	49,246
JPMorgan Chase & Co.	720	104,422
MasterCard Incorporated - Class A	68	26,944
Morgan Stanley	940	76,743
S&P Global Inc.	197	72,027
The Goldman Sachs Group, Inc.	56	18,215
The Progressive Corporation	982	136,765
Visa Inc. - Class A	115	26,539
		670,389
Consumer Discretionary 7.3%
Airbnb, Inc. - Class A (a)	215	29,433
Amazon.com, Inc. (a)	2,043	259,697
Coupang, Inc. - Class A (a)	1,386	23,563
D.R. Horton, Inc.	223	23,972
Lennar Corporation - Class A	280	31,388
McDonald's Corporation	284	74,894
Starbucks Corporation	433	39,501
The Home Depot, Inc.	232	69,996
The TJX Companies, Inc.	716	63,672
		616,116
Communication Services 6.0%
Alphabet Inc. - Class A (a)	2,583	337,970
Electronic Arts Inc.	37	4,491
Meta Platforms, Inc. - Class A (a)	538	161,405
		503,866
Industrials 5.7%
Deere & Company	142	53,452
Fortive Corporation	827	61,339
Honeywell International Inc.	409	75,600
Illinois Tool Works Inc.	237	54,495
Johnson Controls International Public Limited Company	761	40,518
Northrop Grumman Corporation	71	31,045
Parker-Hannifin Corporation	129	50,144
RTX Corporation	879	63,252
Uber Technologies, Inc. (a)	1,116	51,327
		481,172
Energy 4.2%
Cenovus Energy Inc.	1,663	34,614
Chesapeake Energy Corporation (b)	161	13,888
ConocoPhillips	717	85,844
Coterra Energy Inc.	595	16,092
Diamondback Energy, Inc.	159	24,660
EOG Resources, Inc.	133	16,855
EQT Corporation	929	37,691
Phillips 66	79	9,468
Shell PLC - Class A	3,600	116,187
		355,299
Consumer Staples 3.8%
Pernod Ricard	309	51,407
Sysco Corporation	1,127	74,431
The Coca-Cola Company	68	3,793
The Procter & Gamble Company	928	135,418
Unilever PLC	1,084	53,619
		318,668
Utilities 1.9%
American Electric Power Company, Inc.	327	24,581
Exelon Corporation	1,831	69,210
Sempra Energy	932	63,396
		157,187
Materials 1.3%
Anglo American PLC	1,252	34,410
Glencore PLC	13,752	78,678
		113,088
Real Estate 1.0%
VICI Properties Inc.	841	24,482
Welltower OP LLC	697	57,100
		81,582
Total Common Stocks (cost $4,355,084)		5,480,023
GOVERNMENT AND AGENCY OBLIGATIONS 24.7%
U.S. Treasury Note 10.7%
Treasury, United States Department of
1.50%, 10/31/24 - 01/31/27	10,096	9,476
0.75%, 11/15/24 - 05/31/26	6,470	6,079
4.50%, 11/30/24 (c)	40,000	39,588
4.25%, 12/31/24 - 05/31/25	96,113	94,698
3.88%, 03/31/25 - 08/15/33	147,163	142,660
0.25%, 05/31/25	1,385	1,277
4.63%, 06/30/25 (b)	8,500	8,427
4.75%, 07/31/25	10,856	10,783
5.00%, 08/31/25 (b)	46,595	46,500
3.50%, 09/15/25 - 04/30/28	30,911	29,528
4.00%, 12/15/25 - 07/31/30	82,204	80,071
3.63%, 05/15/26 - 05/31/28	41,810	40,141
4.13%, 06/15/26 - 08/31/30	62,005	60,667
0.88%, 09/30/26	10,525	9,392
1.25%, 11/30/26 - 06/30/28	118,655	106,287
1.88%, 02/28/27	5,581	5,080
2.75%, 04/30/27	12,570	11,755
2.63%, 05/31/27 - 07/31/29	8,545	7,858
3.25%, 06/30/27 - 06/30/29	22,473	21,324
3.13%, 08/31/27	21,721	20,500
4.13%, 07/31/28 (b)	42,990	42,063
2.88%, 08/15/28	625	577
4.38%, 08/31/28	68,380	67,696
4.63%, 09/30/28	25,000	25,012
3.75%, 06/30/30	14,059	13,345
		900,784
Mortgage-Backed Securities 8.3%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 07/01/41	38	36
7.00%, 11/01/30 - 06/01/31	8	9
2.50%, 12/01/31 - 10/01/51	69,682	56,289
2.00%, 05/01/36 - 04/01/52	104,176	80,361
4.50%, 09/01/37 - 08/01/52	24,228	22,679
6.00%, 12/01/39	230	234
3.00%, 11/01/46 - 10/01/51	22,980	19,340

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
5.00%, 08/01/52 - 04/01/53	52,126	49,287
5.50%, 01/01/53 - 02/01/53	12,724	12,314
Federal National Mortgage Association, Inc.
4.50%, 04/01/24 - 09/01/52	38,981	36,596
3.50%, 03/01/26 - 07/01/51	39,378	34,468
4.00%, 09/01/26 - 10/01/52	46,176	41,768
3.00%, 05/01/27 - 10/01/51	48,277	40,584
7.50%, 09/01/29	2	2
2.50%, 05/01/30 - 01/01/52	72,912	58,780
2.00%, 11/01/31 - 09/01/51	91,226	71,042
7.00%, 10/01/33	11	11
5.50%, 03/01/38 - 01/01/53	7,967	7,712
6.50%, 10/01/38 - 10/01/39	55	57
5.00%, 07/01/40 - 05/01/53	9,852	9,302
1.50%, 11/01/41	7,855	6,074
Government National Mortgage Association
6.50%, 04/15/26	1	1
5.50%, 11/15/32 - 02/15/36	29	29
6.00%, 01/15/33 - 04/15/40	1,474	1,497
7.00%, 01/15/33 - 05/15/33	4	4
5.00%, 06/20/33 - 06/15/39	884	864
4.50%, 06/15/40 - 08/20/52	8,251	7,630
4.00%, 01/15/41 - 08/20/52	25,907	23,358
3.00%, 11/20/49 - 03/20/52	36,339	30,872
2.00%, 01/20/51 - 11/20/51	26,222	20,792
2.50%, 03/20/51 - 12/20/52	39,099	31,997
3.50%, 01/20/52 - 07/20/52	42,696	37,454
		701,443
U.S. Treasury Bond 3.8%
Treasury, United States Department of
1.75%, 08/15/41	2,495	1,553
3.25%, 05/15/42	1,826	1,455
3.38%, 08/15/42	63,099	51,160
4.00%, 11/15/42 - 11/15/52	62,580	55,512
3.88%, 02/15/43 - 05/15/43	56,989	49,580
4.38%, 08/15/43 (b)	6,100	5,694
2.50%, 02/15/45 - 05/15/46	47,085	31,702
2.88%, 08/15/45 - 05/15/52	50,900	36,267
3.00%, 05/15/47	5,470	4,012
2.75%, 08/15/47 - 11/15/47	21,494	14,992
3.63%, 02/15/53 - 05/15/53	68,984	57,119
4.13%, 08/15/53	13,132	11,927
		320,973
Collateralized Mortgage Obligations 0.9%
Connecticut Avenue Securities Trust 2021-R01
Series 2021-1M2-R01, REMIC, 6.86%, (SOFR 30-Day Average + 1.55%), 10/25/41 (d)	1,450	1,446
Federal Home Loan Mortgage Corporation
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	1,730	1,587
Series JM-4165, REMIC, 3.50%, 09/15/41	477	458
Series ZP-3967, REMIC, 4.00%, 09/15/41	4,475	4,123
Series AH-4143, REMIC, 1.75%, 09/15/42	4,059	3,630
Series AB-4122, REMIC, 1.50%, 10/15/42	408	351
Series DJ-4322, REMIC, 3.00%, 05/15/43	522	497
Series CA-4758, REMIC, 3.00%, 07/15/47	5,556	4,958
Series CZ-4809, REMIC, 4.00%, 07/15/48	4,739	4,271
Series DP-5170, REMIC, 2.00%, 07/25/50	9,168	7,585
Series 2020-M2-DNA5, REMIC, 7.87%, (SOFR 30-Day Average + 2.80%), 10/25/50 (d)	1,603	1,625
Series 2021-MTU-1, REMIC, 2.50%, 09/25/60	11,355	8,900
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 11.33%, (SOFR 30-Day Average + 6.01%), 10/25/28 (d)	535	570
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	1,009	878
Series 2013-Z-36, REMIC, 3.00%, 04/25/43	4,519	3,909
Series 2013-NZ-83, REMIC, 3.50%, 08/25/43	5,069	4,488
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	828	783
Series 2014-ZC-95, REMIC, 3.00%, 01/25/45	2,742	2,289
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	3,795	3,386
Series 2015-GZ-7, REMIC, 3.00%, 03/25/45	6,350	5,420
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	1,227	1,103
Series 2020-HC-27, REMIC, 1.50%, 10/25/49	4,407	3,367
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	2	2
Series 2021-KA-215, REMIC, 2.50%, 10/20/49	11,798	9,946
		75,572
Municipal 0.7%
Chicago Transit Authority
6.90%, 12/01/40	655	712
Dallas/Fort Worth International Airport
4.09%, 11/01/51	300	238
4.51%, 11/01/51	1,885	1,590
Golden State Tobacco Securitization Corporation
2.75%, 06/01/34	190	149
3.29%, 06/01/42	375	261
3.00%, 06/01/46	740	672
Grand Parkway Transportation Corporation
5.18%, 10/01/42	220	208
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	3,547
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	582
Illinois, State of
5.10%, 06/01/33	26,370	25,033
Kansas Development Finance Authority
5.37%, 05/01/26	1,400	1,390
Metropolitan Transportation Authority
6.20%, 11/15/26	140	140
7.34%, 11/15/39	75	87
6.09%, 11/15/40	405	414
6.81%, 11/15/40	3,700	3,812
5.18%, 11/15/49	1,330	1,143
Municipal Electric Authority of Georgia
6.64%, 04/01/57	4,904	5,211
New York State Thruway Authority
5.88%, 04/01/30	840	853
Oregon School Boards Association
4.76%, 06/30/28	287	280
Philadelphia, City of
6.55%, 10/15/28	5,225	5,395
Texas Natural Gas Securitization Finance Corporation
5.10%, 04/01/35	4,750	4,658
5.17%, 04/01/41	3,600	3,437
Utility Debt Securitization Authority
3.44%, 12/15/25	263	262
		60,074
Commercial Mortgage-Backed Securities 0.3%
Federal Home Loan Mortgage Corporation
Series A2-K142, REMIC, 2.40%, 03/25/32	8,300	6,682
Series K-A2-150, REMIC, 3.71%, 09/25/32 (d)	3,125	2,770
Series K-A2-156, REMIC, 4.43%, 02/25/33 (d)	6,645	6,206
Series A2-K1522, REMIC, 2.36%, 10/25/36	5,200	3,606
Federal National Mortgage Association, Inc.
Series 2017-FA-M13, REMIC, 5.77%, (SOFR 30-Day Average + 0.51%), 10/25/24 (d)	172	170
Series 2021-2A2-M2S, REMIC, 2.39%, 10/25/36 (d)	5,687	4,041
		23,475
Total Government And Agency Obligations (cost $2,273,315)		2,082,321
CORPORATE BONDS AND NOTES 7.4%
Financials 2.6%
ACE Capital Trust II
9.70%, 04/01/30	525	614
AIG Global Funding
5.90%, 09/19/28 (e)	1,455	1,450
American Express Company
5.04%, 05/01/34	19,499	17,979
American International Group, Inc.
3.40%, 06/30/30	2,719	2,332
Bank of America Corporation
1.73%, 07/22/27	7,535	6,681
5.82%, 09/15/29	10,948	10,805
3.97%, 02/07/30	2,065	1,854
3.19%, 07/23/30	2,210	1,889
BNP Paribas
2.82%, 11/19/25 (e) (f)	3,570	3,426

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Capital One Financial Corporation
6.31%, 06/08/29	4,515	4,412
6.38%, 06/08/34	17,989	16,950
Commonwealth Bank of Australia
5.07%, 09/14/28 (e)	13,220	13,114
Corebridge Financial, Inc.
6.05%, 09/15/33 (e)	2,410	2,337
Credit Agricole SA
6.32%, 10/03/29 (e)	14,625	14,621
Credit Suisse AG
7.50%, 02/15/28	15,698	16,415
Danske Bank A/S
1.62%, 09/11/26 (e)	8,775	7,996
6.26%, 09/22/26 (e)	8,235	8,233
John Deere Capital Corporation
5.15%, 09/08/33	20,587	20,108
JPMorgan Chase & Co.
5.35%, 06/01/34	12,546	11,911
6.40%, 05/15/38	425	443
Liberty Mutual Insurance Company
7.88%, 10/15/26 (e)	475	481
Manufacturers and Traders Trust Company
4.70%, 01/27/28	5,363	4,950
Morgan Stanley
5.25%, 04/21/34	2,204	2,046
5.95%, 01/19/38	3,867	3,618
Nasdaq, Inc.
5.95%, 08/15/53	935	875
6.10%, 06/28/63	870	808
The Allstate Corporation
5.25%, 03/30/33	2,505	2,362
The Bank of New York Mellon Corporation
4.97%, 04/26/34	12,347	11,362
UBS AG
5.65%, 09/11/28	13,565	13,322
UBS Group AG
6.30%, 09/22/34 (e)	1,550	1,513
Wells Fargo & Company
4.90%, 07/25/33 (b)	9,999	9,051
		213,958
Utilities 1.1%
Arizona Public Service Company
4.35%, 11/15/45	4,795	3,615
3.75%, 05/15/46	445	303
4.25%, 03/01/49	1,138	825
Boston Gas Company
3.15%, 08/01/27 (e)	960	863
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,458
Dominion Energy, Inc.
4.35%, (100, 01/15/27) (g)	9,686	8,453
3.38%, 04/01/30	186	160
Georgia Power Company
4.70%, 05/15/32	7,824	7,258
4.75%, 09/01/40	1,085	921
5.13%, 05/15/52	7,676	6,772
Indianapolis Power & Light Company
6.60%, 06/01/37 (e)	500	507
KeySpan Gas East Corporation
2.74%, 08/15/26 (e)	3,690	3,364
Metropolitan Edison Company
5.20%, 04/01/28 (e)	390	381
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25 (h)	3,320	3,310
Pacific Gas And Electric Company
4.55%, 07/01/30	8,077	7,138
4.50%, 07/01/40 (b)	17,401	12,940
6.75%, 01/15/53	4,008	3,761
Pennsylvania Electric Company
5.15%, 03/30/26 (e)	305	300
Sempra Energy
4.13%, 04/01/52 (b)	6,298	5,109
Southern California Edison Company
3.70%, 08/01/25	735	707
5.88%, 12/01/53	5,856	5,506
Southern Company Gas Capital Corporation
5.75%, 09/15/33	4,205	4,125
Texas Electric Market Stabilization Funding N LLC
4.26%, 08/01/34 (e)	7,540	7,028
The Brooklyn Union Gas Company
3.41%, 03/10/26 (e)	2,215	2,088
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	9,400	8,511
		95,403
Energy 0.7%
Cheniere Energy Partners, L.P.
5.95%, 06/30/33 (e)	7,930	7,638
Columbia Pipelines Operating Company LLC
5.93%, 08/15/30 (e)	1,975	1,948
6.50%, 08/15/43 (e)	3,557	3,451
EIG Pearl Holdings S.a r.l.
3.55%, 08/31/36 (e)	5,262	4,268
Galaxy Pipeline Assets Bidco Limited
2.16%, 03/31/34 (e)	18,026	15,033
Gray Oak Pipeline, LLC
2.60%, 10/15/25 (e)	2,861	2,638
3.45%, 10/15/27 (e)	465	413
GreenSaif Pipelines Bidco S.a r.l.
6.13%, 02/23/38 (e)	6,255	6,121
6.51%, 02/23/42 (e)	4,720	4,656
Occidental Petroleum Corporation
6.20%, 03/15/40	9,786	9,319
ONEOK, Inc.
5.65%, 11/01/28	3,630	3,579
		59,064
Industrials 0.6%
DAE Funding LLC
1.55%, 08/01/24 (e)	10,435	9,996
HEICO Corporation
5.35%, 08/01/33	12,896	12,278
Honeywell International Inc.
4.25%, 01/15/29 (b)	2,780	2,654
Penske Truck Leasing Co., L.P.
3.95%, 03/10/25 (e)	10,090	9,746
5.70%, 02/01/28 (e)	8,290	8,079
5.55%, 05/01/28 (e)	6,000	5,806
Trane Technologies Financing Limited
5.25%, 03/03/33	3,500	3,378
		51,937
Consumer Staples 0.5%
Ashtead Capital, Inc.
2.45%, 08/12/31 (e)	11,939	9,022
5.50%, 08/11/32 (e)	2,800	2,586
5.55%, 05/30/33 (e)	1,920	1,779
5.95%, 10/15/33 (e)	2,605	2,473
B.A.T Capital Corporation
6.34%, 08/02/30	5,430	5,338
Bacardi Limited
5.25%, 01/15/29 (e)	2,400	2,321
5.90%, 06/15/43 (e)	2,950	2,737
ERAC USA Finance LLC
4.90%, 05/01/33 (e)	9,584	9,001
5.40%, 05/01/53 (e)	3,592	3,312
Philip Morris International Inc.
5.13%, 11/17/27	4,035	3,954
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (e)	2,620	2,488
		45,011
Health Care 0.5%
Alcon Finance Corporation
5.38%, 12/06/32 (e)	10,037	9,712
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31	2,755	2,178
Children's National Medical Center
2.93%, 07/15/50	1,895	1,122
Dignity Health
3.81%, 11/01/24	1,703	1,658

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
Gilead Sciences, Inc.
5.55%, 10/15/53	1,915	1,842
Mercy Health
3.56%, 08/01/27	4,070	3,823
Pfizer Investment Enterprises Pte. Ltd
5.11%, 05/19/43	9,810	8,974
Providence St. Joseph Health
5.40%, 10/01/33	11,375	10,944
Sutter Health
2.29%, 08/15/30	1,555	1,257
The Toledo Hospital
5.75%, 11/15/38	1,475	1,411
		42,921
Communication Services 0.3%
Activision Blizzard, Inc.
4.50%, 06/15/47 (b)	5,071	4,445
AT&T Inc.
4.30%, 12/15/42	835	639
3.65%, 06/01/51	344	222
3.85%, 06/01/60	606	386
Comcast Corporation
3.95%, 10/15/25	4,345	4,215
5.65%, 06/15/35	165	163
6.50%, 11/15/35	34	36
3.25%, 11/01/39	7,622	5,544
Sprint Spectrum Co LLC
4.74%, 03/20/25 (e)	2,944	2,911
T-Mobile USA, Inc.
6.00%, 06/15/54	9,739	9,287
		27,848
Real Estate 0.3%
Extra Space Storage LP
5.50%, 07/01/30	2,380	2,300
Realty Income Corporation
4.90%, 07/15/33	24,687	22,578
VICI Properties Inc.
4.13%, 08/15/30 (e)	2,600	2,205
		27,083
Materials 0.3%
Celanese US Holdings LLC
6.35%, 11/15/28 (i)	5,965	5,888
Glencore Funding LLC
6.38%, 10/06/30 (e)	18,674	18,674
		24,562
Information Technology 0.3%
Broadcom Inc.
3.47%, 04/15/34 (e)	12,589	9,882
Oracle Corporation
3.65%, 03/25/41 (b)	13,950	9,955
		19,837
Consumer Discretionary 0.2%
Daimler Trucks Finance North America LLC
5.15%, 01/16/26 (e)	1,470	1,441
Discovery Communications, LLC
4.00%, 09/15/55	520	311
Genting New York LLC
3.30%, 02/15/26 (e)	10,068	8,974
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	393
7.30%, 07/01/38	285	273
6.75%, 06/15/39	285	261
Warnermedia Holdings, Inc.
4.05%, 03/15/29	6,249	5,568
		17,221
Total Corporate Bonds And Notes (cost $659,066)		624,845
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.7%
AASET 2021-1 Trust
Series 2019-A-1, 3.84%, 05/15/26	415	316
American Tower Trust #1
Series 2023-A-1, 5.49%, 03/15/28	12,460	12,207
Angel Oak Mortgage Trust 2019-6
Series 2019-A1-6, REMIC, 2.62%, 12/25/23 (d)	275	261
Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,083
BFLD Trust 2020-OBRK
Series 2020-A-OBRK, REMIC, 7.50%, (1 Month Term SOFR + 2.16%), 11/15/28 (d)	3,450	3,445
BX Trust 2021-ARIA
Series 2021-B-ARIA, REMIC, 6.74%, (1 Month Term SOFR + 1.41%), 10/16/23 (d)	7,510	7,264
Castlelake Aircraft Structured Trust 2019-1
Series 2019-A-1A, 3.97%, 04/15/26 (h)	1,437	1,260
Castlelake Aircraft Structured Trust 2021-1
Series 2021-A-1A, 3.47%, 01/15/28 (h)	656	594
CF Hippolyta Issuer LLC
Series 2022-A1-1A, 5.97%, 02/15/27	2,474	2,393
Series 2021-A1-1A, REMIC, 1.53%, 03/15/26	7,073	6,197
Series 2021-B1-1A, REMIC, 1.98%, 03/15/26	820	652
CFMT 2021-AL1 Trust
Series 2021-B-AL1, REMIC, 1.39%, 09/22/31	5,310	5,100
Flagstar Mortgage Trust 2018-3
Series 2018-A3-3INV, REMIC, 4.00%, 05/25/38	1,477	1,308
Flagstar Mortgage Trust 2021-9INV
Series 2021-A2-9INV, REMIC, 2.00%, 01/25/36 (d)	3,129	2,552
Ford Credit Auto Owner Trust 2021-REV1
Series 2021-B-1, 1.61%, 04/15/26	1,390	1,236
Series 2021-C-1, 1.91%, 04/15/26	1,165	1,031
Home Partners of America 2021-2 Trust
Series 2021-B-2, 2.30%, 12/17/26	6,739	5,913
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	189	162
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26 (h)	645	554
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e) (h)	1,298	1,026
Kubota Credit Owner Trust 2023-2
Series 2023-A3-2A, 5.28%, 05/17/27	6,095	6,028
LIFE 2021-BMR Mortgage Trust
Series 2021-A-BMR, REMIC, 6.15%, (1 Month Term SOFR + 0.81%), 03/15/38 (d)	1,435	1,406
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e) (h)	662	557
Maps 2019-1 Limited
Series 2019-A-1A, 4.46%, 03/15/26	207	182
Metlife Securitization Trust 2017-1
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (d)	662	600
Mill City Mortgage Loan Trust 2017-3
Series 2017-A1-3, REMIC, 2.75%, 03/25/24 (d)	327	316
Navient Private Education Refi Loan Trust 2023-A
Series 2023-A-A, 5.51%, 09/15/71	8,059	7,889
New Economy Assets – Phase 1 Sponsor, LLC
Series 2021-A1-1, REMIC, 1.91%, 10/20/26	9,485	8,157
Series 2021-B1-1, REMIC, 2.41%, 10/20/26	2,440	1,915
Retained Vantage Data Centers Issuer LLC
Series 2023-A2A-1A, 5.00%, 09/15/28 (e) (j)	14,764	13,339
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,849
Series 2020-2C-1, 1.88%, 01/15/26	1,520	1,376
Series 2021-C-211, 1.63%, 05/15/51	2,570	2,226
SCE Recovery Funding LLC
Series 2021-A-1-A, 0.86%, 11/15/31	2,037	1,694
Series 2021-A-2-A, 1.94%, 05/15/38	1,050	728
Series 2021-A-3-A, 2.51%, 11/15/43	605	366
SCF Equipment Leasing 2021-1 LLC
Series 2021-A3-1A, 0.83%, 08/21/28	4,041	3,967
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	2,960	1,935
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	3,400	3,399
SoFi Consumer Loan Program 2021-1 Trust
Series 2021-A-1, 0.49%, 06/25/24	141	140

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
SREIT Commercial Mortgage Trust 2021-MFP
Series 2021-B-MFP, REMIC, 6.53%, (1 Month Term SOFR + 1.19%), 11/15/23 (d)	8,820	8,622
Stack Infrastructure Issuer, LLC
Series 2023-A2-2A, 5.90%, 07/25/28	13,460	12,947
Start II Ltd
Series 2019-A-1, 4.09%, 03/15/26	724	642
Towd Point Mortgage Trust 2017-2
Series 2017-A1-2, REMIC, 2.75%, 04/25/57 (d)	22	22
Towd Point Mortgage Trust 2017-4
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (d)	891	839
Towd Point Mortgage Trust 2018-1
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (d)	334	321
United Airlines Class B Pass Through Certificates, Series 2018-1
Series 2018-B-1, 4.60%, 03/01/26	333	315
Wells Fargo Commercial Mortgage Trust 2015-NXS1
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,798
Total Non-U.S. Government Agency Asset-Backed Securities (cost $146,459)		138,129
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 5.16% (k) (l)	131,425	131,425
Securities Lending Collateral 0.0%
JNL Government Money Market Fund - Class SL, 5.26% (k) (l)	345	345
Total Short Term Investments (cost $131,770)		131,770
Total Investments 100.4% (cost $7,565,694)		8,457,088
Other Derivative Instruments 0.0%		6
Other Assets and Liabilities, Net (0.4)%		(30,519)
Total Net Assets 100.0%		8,426,575

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of September 30, 2023, the value and the percentage of net assets of these securities was $260,446 and 3.1% of the Fund.

(f) Convertible security.

(g) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2023.

(j) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/WMC Balanced Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	541,031	1,293,520	1,703,126	3,480	—	—	131,425	1.6
JNL Government Money Market Fund, 5.26% - Class SL	—	234,757	234,412	112	—	—	345	—
JNL Securities Lending Collateral Fund - Institutional Class	34,650	269,005	303,655	369	—	—	—	—
	575,681	1,797,282	2,241,193	3,961	—	—	131,770	1.6

JNL/WMC Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	163	December 2023	17,896	33	(282)
United States 2 Year Note	382	January 2024	77,598	31	(162)
United States 5 Year Note	215	January 2024	22,750	17	(98)
				81	(542)

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	5,117,848	362,175	—	5,480,023
Government And Agency Obligations	—	2,082,321	—	2,082,321
Corporate Bonds And Notes	—	624,845	—	624,845
Non-U.S. Government Agency Asset-Backed Securities	—	124,790	13,339	138,129
Short Term Investments	131,770	—	—	131,770
	5,249,618	3,194,131	13,339	8,457,088
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(542)	—	—	(542)
	(542)	—	—	(542)

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Equity Income Fund
COMMON STOCKS 97.5%
Financials 19.0%
American International Group, Inc.	274	16,588
Chubb Limited	62	13,012
Fidelity National Information Services, Inc.	156	8,620
Intercontinental Exchange, Inc.	144	15,824
JPMorgan Chase & Co.	338	49,043
M&T Bank Corporation	138	17,494
MetLife, Inc.	299	18,798
Morgan Stanley	193	15,782
Raymond James Financial, Inc.	187	18,778
Regions Financial Corporation	964	16,586
Royal Bank of Canada	166	14,496
The PNC Financial Services Group, Inc.	115	14,111
		219,132
Health Care 14.5%
AstraZeneca PLC - ADR	188	12,710
Becton, Dickinson and Company	55	14,307
Elevance Health, Inc.	27	11,659
Gilead Sciences, Inc.	213	15,932
Johnson & Johnson	144	22,436
Merck & Co., Inc.	343	35,336
Pfizer Inc.	1,115	36,985
UnitedHealth Group Incorporated	35	17,773
		167,138
Consumer Staples 12.8%
Archer-Daniels-Midland Company	203	15,331
Kellogg Company	213	12,656
Kenvue Inc.	710	14,261
Keurig Dr Pepper Inc.	601	18,973
Kimberly-Clark Corporation	69	8,361
Pernod Ricard	92	15,277
Philip Morris International Inc.	290	26,815
The Procter & Gamble Company	114	16,623
Unilever PLC - ADR	393	19,416
		147,713
Energy 11.0%
ConocoPhillips	324	38,769
Coterra Energy Inc.	566	15,305
Diamondback Energy, Inc.	106	16,476
Enbridge Inc.	334	11,069
EOG Resources, Inc.	268	33,937
Phillips 66	96	11,487
		127,043
Industrials 9.9%
Canadian National Railway Company	102	11,051
Eaton Corporation Public Limited Company	50	10,634
Emerson Electric Co.	166	16,008
General Dynamics Corporation	92	20,339
Honeywell International Inc.	44	8,230
Johnson Controls International Public Limited Company	214	11,404
L3Harris Technologies, Inc.	45	7,866
RTX Corporation	160	11,530
Siemens Aktiengesellschaft - ADR	57	4,096
Siemens Aktiengesellschaft - Class N	59	8,458
United Parcel Service, Inc. - Class B	32	4,972
		114,588
Information Technology 9.2%
Analog Devices, Inc.	53	9,273
Broadcom Inc.	26	21,482
Cisco Systems, Inc.	448	24,106
Corning Incorporated	410	12,484
NXP Semiconductors N.V.	61	12,225
Qualcomm Incorporated	146	16,198
TE Connectivity Ltd. (a)	82	10,177
		105,945
Utilities 7.9%
American Electric Power Company, Inc.	232	17,487
Atmos Energy Corporation	140	14,790
Dominion Energy, Inc.	257	11,481
Exelon Corporation	485	18,325
NextEra Energy, Inc.	249	14,268
Sempra Energy	230	15,635
		91,986
Materials 5.1%
Barrick Gold Corporation	759	11,037
Celanese Corporation - Class A	62	7,838
LyondellBasell Industries N.V. - Class A	119	11,284
PPG Industries, Inc.	75	9,679
Rio Tinto PLC - ADR	308	19,583
		59,421
Consumer Discretionary 4.7%
Lennar Corporation - Class A	101	11,352
The Home Depot, Inc.	72	21,791
The TJX Companies, Inc.	129	11,498
Tractor Supply Company	49	9,890
		54,531
Real Estate 3.4%
Crown Castle Inc.	160	14,713
Host Hotels & Resorts, Inc.	602	9,671
Welltower OP LLC	138	11,308
Weyerhaeuser Company	119	3,636
		39,328
Total Common Stocks (cost $1,141,517)		1,126,825
PREFERRED STOCKS 1.0%
Health Care 1.0%
Roche Holding AG	41	11,178
Total Preferred Stocks (cost $13,449)		11,178
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.6%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	18,485	18,485
Total Short Term Investments (cost $18,485)		18,485
Total Investments 100.1% (cost $1,173,451)		1,156,488
Other Assets and Liabilities, Net (0.1)%		(1,254)
Total Net Assets 100.0%		1,155,234
(a) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/WMC Equity Income Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	14,785	319,717	316,017	465	—	—	18,485	1.6
JNL Government Money Market Fund, 5.26% - Class SL	—	44,469	44,469	90	—	—	—	—

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/WMC Equity Income Fund — Investments in Affiliates (continued)
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Securities Lending Collateral Fund - Institutional Class	3,063	55,479	58,542	43	—	—	—	—
	17,848	419,665	419,028	598	—	—	18,485	1.6

JNL/WMC Equity Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TE Connectivity Ltd.	04/19/21	10,315	10,177	0.9

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Equity Income Fund
Assets - Securities
Common Stocks	1,103,090	23,735	—	1,126,825
Preferred Stocks	11,178	—	—	11,178
Short Term Investments	18,485	—	—	18,485
	1,132,753	23,735	—	1,156,488

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Global Real Estate Fund
COMMON STOCKS 98.5%
United States of America 60.4%
American Assets Trust, Inc.	308	5,994
American Homes 4 Rent - Class A	361	12,167
American Tower Corporation	22	3,599
AvalonBay Communities, Inc.	155	26,567
Brixmor Property Group Inc.	701	14,567
Caretrust REIT, Inc.	491	10,057
CBRE Group, Inc. - Class A (a)	104	7,692
Digital Realty Trust, Inc.	51	6,117
EastGroup Properties, Inc.	58	9,736
Empire State Realty Trust, Inc. - Class A	1,034	8,314
Equinix, Inc.	45	32,731
Essex Property Trust, Inc.	40	8,525
Getty Realty Corp.	199	5,516
Hyatt Hotels Corporation - Class A	53	5,621
Iron Mountain Incorporated	209	12,455
Kilroy Realty Corporation	169	5,333
Omega Healthcare Investors, Inc.	211	7,009
Phillips Edison & Company, Inc.	252	8,436
Plymouth Industrial REIT, Inc.	370	7,758
ProLogis Inc.	400	44,899
Public Storage Operating Company	85	22,289
Ryman Hospitality Properties, Inc.	69	5,731
SL Green Realty Corp. (b)	235	8,776
Tanger Factory Outlet Centers, Inc.	418	9,456
UDR, Inc.	309	11,014
Veris Residential, Inc.	625	10,310
VICI Properties Inc.	831	24,174
Welltower OP LLC	342	28,039
Weyerhaeuser Company	94	2,895
WillScot Mobile Mini Holdings Corp. - Class A (a)	62	2,575
Wynn Resorts, Limited	35	3,208
		371,560
Japan 12.6%
Comforia Residential REIT, Inc	5	10,807
Japan Hotel REIT Investment Corporation	8	4,132
JTower Inc. (a) (b)	128	5,240
Mitsui Fudosan Co., Ltd.	841	18,520
Nomura Real Estate Holdings, Inc.	443	11,127
Oriental Land Co., Ltd.	194	6,349
Sekisui House, Ltd.	590	11,733
Tokyu Fudosan Holdings Corporation	1,541	9,473
		77,381
United Kingdom 5.5%
Land Securities Group PLC	1,163	8,341
NewRiver REIT plc (c)	5,821	5,672
Shaftesbury Capital PLC	6,629	9,260
The Berkeley Group Holdings PLC	89	4,437
Whitbread PLC	153	6,438
		34,148
Australia 4.4%
Goodman Funding Pty Ltd	777	10,682
Mirvac Limited	5,800	7,919
Stockland Corporation Ltd	3,310	8,320
		26,921
France 3.3%
Gecina	93	9,515
Klepierre	437	10,702
		20,217
Hong Kong 2.6%
CK Asset Holdings Limited	1,845	9,678
Swire Pacific Limited - Class A	909	6,121
		15,799
Canada 2.3%
Boardwalk Real Estate Investment Trust	208	10,245
Tricon Residential Inc. (b)	540	3,993
		14,238
United Arab Emirates 1.6%
Emaar Properties PJSC	4,367	9,559
Singapore 1.5%
Keppel DC REIT Management Pte. Ltd.	6,200	9,413
Germany 1.2%
TAG Immobilien AG (a)	730	7,621
Mexico 1.2%
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V.	1,885	6,203
Corporacion Inmobiliaria Vesta, S.A.B. DE C.V. - ADR	36	1,184
		7,387
Spain 0.7%
Cellnex Telecom, S.A. (c)	124	4,318
Sweden 0.6%
AB Sagax - Class B	210	3,982
Belgium 0.6%
VGP	40	3,677
Total Common Stocks (cost $632,713)		606,221
SHORT TERM INVESTMENTS 2.6%
Securities Lending Collateral 1.7%
JNL Government Money Market Fund - Class SL, 5.26% (d) (e)	10,631	10,631
Investment Companies 0.9%
JNL Government Money Market Fund - Class I, 5.16% (d) (e)	5,465	5,465
Total Short Term Investments (cost $16,096)		16,096
Total Investments 101.1% (cost $648,809)		622,317
Other Assets and Liabilities, Net (1.1)%		(7,030)
Total Net Assets 100.0%		615,287

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2023.

(c) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/WMC Global Real Estate Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	13,607	130,992	139,134	153	—	—	5,465	0.9
JNL Government Money Market Fund, 5.26% - Class SL	—	86,774	76,143	143	—	—	10,631	1.7
JNL Securities Lending Collateral Fund - Institutional Class	—	37,852	37,852	88	—	—	—	—
	13,607	255,618	253,129	384	—	—	16,096	2.6

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

JNL/WMC Global Real Estate Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Cellnex Telecom, S.A.	06/15/21	5,954	4,318	0.7
NewRiver REIT plc	12/05/22	6,187	5,672	0.9
		12,141	9,990	1.6

JNL/WMC Global Real Estate Fund — Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AED	JPM	10/02/23	AED	(226)	(62)	—
USD/HKD	SSB	10/03/23	HKD	(3,833)	(489)	—
					(551)	—

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	371,560	—	—	371,560
Japan	—	77,381	—	77,381
United Kingdom	—	34,148	—	34,148
Australia	—	26,921	—	26,921
France	—	20,217	—	20,217
Hong Kong	—	15,799	—	15,799
Canada	14,238	—	—	14,238
United Arab Emirates	—	9,559	—	9,559
Singapore	—	9,413	—	9,413
Germany	—	7,621	—	7,621
Mexico	7,387	—	—	7,387
Spain	—	4,318	—	4,318
Sweden	—	3,982	—	3,982
Belgium	—	3,677	—	3,677
Short Term Investments	16,096	—	—	16,096
	409,281	213,036	—	622,317
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	—	—	—
	—	—	—	—

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation (depreciation) on the instrument. Purchased and written options are reflected at value.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 60.5%
U.S. Treasury Bill 47.4%
Treasury, United States Department of
5.20%, 10/05/23 (a)	126,710	126,638
5.35%, 10/10/23 (a)	58,900	58,822
5.32%, 10/12/23 (a)	61,375	61,276
5.35%, 10/17/23 (a)	58,800	58,662
5.32%, 10/19/23 - 11/07/23 (a)	111,000	110,534
5.36%, 10/24/23 (a)	59,650	59,448
5.34%, 10/26/23 (a)	61,775	61,549
5.36%, 10/31/23 (a)	30,000	29,868
5.36%, 11/02/23 (a)	60,375	60,092
5.10%, 11/09/23 (a)	76,392	75,974
5.33%, 11/14/23 (a)	31,975	31,769
5.37%, 11/16/23 (a)	44,275	43,975
5.34%, 11/21/23 - 01/25/24 (a)	78,875	77,989
5.37%, 11/24/23 (a)	29,850	29,613
5.37%, 11/28/23 - 03/07/24 (a)	119,975	118,076
4.86%, 11/30/23 (a)	30,000	29,733
5.38%, 12/12/23 (a)	29,700	29,385
5.39%, 12/14/23 - 12/26/23 (a)	119,550	118,108
5.38%, 12/19/23 (a)	59,275	58,585
5.40%, 01/02/24 - 01/16/24 (a)	60,050	59,161
5.41%, 01/09/24 (a)	30,225	29,777
5.41%, 01/23/24 (a)	60,500	59,477
5.35%, 01/30/24 (a)	44,750	43,959
		1,432,470
Discount Notes 6.8%
FHLBanks Office of Finance
4.88%, 10/11/23 (a) (b)	98,625	98,493
4.87%, 10/13/23 (a) (b)	41,000	40,934
4.98%, 10/20/23 (a) (b)	49,000	48,873
4.99%, 10/25/23 (a) (b)	16,350	16,296
		204,596
U.S. Government Agency Obligations 6.3%
Council of Federal Home Loan Banks
5.31%, 05/22/24 (b)	56,945	56,945
5.46%, 07/19/24 (b)	31,775	31,775
5.55%, 07/19/24 (b)	31,775	31,775
5.52%, 07/23/24 (b)	29,475	29,475
Federal Home Loan Bank of New York
4.88%, 11/07/23 - 12/07/23 (b)	3,040	3,040
5.00%, 11/09/23 (b)	14,860	14,860
Federal Home Loan Bank of Topeka
5.69%, 09/24/24 (b)	24,000	24,000
		191,870
Total Government And Agency Obligations (cost $1,828,936)		1,828,936
REPURCHASE AGREEMENTS 36.0%
Repurchase Agreements (c)		1,085,800
Total Repurchase Agreements (cost $1,085,800)		1,085,800
Total Investments 96.5% (cost $2,914,736)		2,914,736
Other Assets and Liabilities, Net 3.5%		106,810
Total Net Assets 100.0%		3,021,546

(a) The coupon rate represents the yield to maturity.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) For repurchase agreements held at September 30, 2023, see Repurchase Agreements in the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 4.00%, due 07/31/30	51,839	50,184	5.30	09/30/23	10/02/23	49,222	49,200	49,200
	Treasury, United States Department of, 0.00%-4.63%, due 10/05/23-09/15/26	22,447	21,865
	Government National Mortgage Association, 2.50%-7.00%, due 03/15/29-07/15/53	62,651	59,699
	Federal National Mortgage Association, Inc., 2.00%-6.50%, due 07/01/28-08/01/53	23,438	21,162
	Federal Home Loan Mortgage Corporation, 2.77%-6.50%, due 11/01/28-10/01/52	9,482	8,753
	Federal Home Loan Bank, 3.74%, due 06/12/43	10	8
		118,028	111,487	5.30	09/30/23	10/02/23	109,348	109,300	109,300
BNP	Treasury, United States Department of, 0.00%-4.63%, due 10/26/23-02/15/46	125,481	120,462	5.27	09/30/23	10/02/23	118,152	118,100	118,100
BNS	Treasury, United States Department of, 0.00%-4.75%, due 11/30/23-08/15/50	61,842	52,757	5.27	09/30/23	10/02/23	51,723	51,700	51,700
BOA	Government National Mortgage Association, 4.50%-6.00%, due 06/20/53-08/20/53	89,411	89,148	5.30	09/30/23	10/02/23	87,439	87,400	87,400
DUB	Treasury, United States Department of, 0.38%-2.88%, due 12/31/25-04/30/29	225,098	206,142	5.30	09/30/23	10/02/23	202,189	202,100	202,100
FED	Treasury, United States Department of, 0.38%-2.25%, due 04/15/24-02/15/46	122,044	120,053	5.30	09/30/23	10/02/23	120,053	120,000	120,000
GSC	Government National Mortgage Association, 2.50%-5.50%, due 10/20/50-11/20/52	91,642	82,418
	Federal National Mortgage Association, Inc., 4.50%-5.00%, due 04/01/37-07/01/55	20,978	17,770
	Federal Home Loan Mortgage Corporation, 2.50%-6.50%, due 11/01/31-01/01/53	3,066	2,934
		115,686	103,122	5.29	09/30/23	10/02/23	101,145	101,100	101,100
JPM	Treasury, United States Department of, 0.63%, due 11/30/27	65,499	55,692	5.30	09/30/23	10/02/23	54,624	54,600	54,600
JPM	Treasury, United States Department of, 3.13%, due 08/15/25	3,159	3,060	5.30	09/30/23	10/02/23	3,001	3,000	3,000
NAT	Treasury, United States Department of, 0.00%-4.63%, due 11/09/23-02/15/53	70,937	57,479
	Federal Home Loan Bank, 2.84%-4.15%, due 06/01/38-01/27/42	3,345	2,599
		74,282	60,078	5.27	09/30/23	10/02/23	58,926	58,900	58,900
RBC	Treasury, United States Department of, 0.00%-3.75%, due 10/12/23-08/15/43	151,332	133,008	5.29	09/30/23	10/02/23	130,457	130,400	130,400
									1,085,800

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,828,936	—	1,828,936
Repurchase Agreements	—	1,085,800	—	1,085,800
	—	2,914,736	—	2,914,736

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 97.1%
Financials 23.3%
American International Group, Inc.	379	22,999
Ares Management Corporation - Class A	194	19,953
Blackstone Inc. - Class A	122	13,097
Chubb Limited	115	23,901
Global Payments Inc.	140	16,104
Intercontinental Exchange, Inc.	169	18,619
JPMorgan Chase & Co.	345	49,985
LPL Financial Holdings Inc.	58	13,886
M&T Bank Corporation	197	24,909
MetLife, Inc.	387	24,372
Morgan Stanley	248	20,244
New York Community Bancorp, Inc. - Series A	1,773	20,102
Raymond James Financial, Inc.	206	20,688
The PNC Financial Services Group, Inc.	186	22,869
		311,728
Health Care 16.8%
AstraZeneca PLC - ADR	258	17,469
Becton, Dickinson and Company	86	22,134
Boston Scientific Corporation (a)	374	19,748
Centene Corporation (a)	363	25,007
Elevance Health, Inc.	62	27,197
Gilead Sciences, Inc.	273	20,450
Merck & Co., Inc.	322	33,184
Pfizer Inc.	1,012	33,558
UnitedHealth Group Incorporated	52	26,007
		224,754
Information Technology 11.4%
Amdocs Limited	189	15,940
Analog Devices, Inc.	107	18,661
Cisco Systems, Inc.	735	39,504
Corning Incorporated	673	20,508
F5, Inc. (a)	125	20,093
NXP Semiconductors N.V.	90	18,059
Qualcomm Incorporated	169	18,746
		151,511
Industrials 9.9%
Emerson Electric Co.	230	22,221
Fortune Brands Innovations, Inc.	219	13,617
General Dynamics Corporation	91	20,203
Johnson Controls International Public Limited Company	379	20,165
Knight-Swift Transportation Holdings Inc. - Class A	303	15,179
L3Harris Technologies, Inc.	99	17,258
The Middleby Corporation (a)	119	15,285
United Parcel Service, Inc. - Class B	52	8,059
		131,987
Energy 9.0%
ConocoPhillips	269	32,263
Coterra Energy Inc.	748	20,229
Diamondback Energy, Inc.	131	20,334
EOG Resources, Inc.	166	21,047
Phillips 66	218	26,214
		120,087
Consumer Discretionary 6.0%
Gentex Corporation	667	21,714
H & R Block, Inc.	458	19,726
Lennar Corporation - Class A	124	13,933
LKQ Corporation	365	18,051
Victoria's Secret & Co. (a)	418	6,975
		80,399
Real Estate 5.8%
CBRE Group, Inc. - Class A (a)	215	15,858
Gaming and Leisure Properties, Inc.	433	19,731
Host Hotels & Resorts, Inc.	1,023	16,446
Welltower OP LLC	303	24,812
		76,847
Utilities 4.7%
Atmos Energy Corporation	154	16,297
Exelon Corporation	447	16,877
Sempra Energy	259	17,631
The AES Corporation	798	12,125
		62,930
Consumer Staples 4.2%
Archer-Daniels-Midland Company	268	20,185
Keurig Dr Pepper Inc.	581	18,344
Unilever PLC - ADR	365	18,043
		56,572
Communication Services 4.1%
Alphabet Inc. - Class C (a)	153	20,240
Electronic Arts Inc.	153	18,407
Omnicom Group Inc.	219	16,286
		54,933
Materials 1.9%
Axalta Coating Systems Ltd. (a)	543	14,607
Sealed Air Corporation	342	11,250
		25,857
Total Common Stocks (cost $1,179,981)		1,297,605
PREFERRED STOCKS 1.0%
Health Care 1.0%
Roche Holding AG	48	13,039
Total Preferred Stocks (cost $13,464)		13,039
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Class I, 5.16% (b) (c)	14,183	14,183
Total Short Term Investments (cost $14,183)		14,183
Total Investments 99.2% (cost $1,207,628)		1,324,827
Other Assets and Liabilities, Net 0.8%		11,073
Total Net Assets 100.0%		1,335,900

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2023.

JNL/WMC Value Fund — Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 5.16% - Class I	6,744	179,338	171,899	499	—	—	14,183	1.1
JNL Government Money Market Fund, 5.26% - Class SL	—	704	704	—	—	—	—	—
JNL Securities Lending Collateral Fund - Institutional Class	—	1,028	1,028	—	—	—	—	—
	6,744	181,070	173,631	499	—	—	14,183	1.1

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Fair Value Hierarchy. Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see FASB ASC Topic 820 in the Schedules of Investments. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2023.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,297,605	—	—	1,297,605
Preferred Stocks	13,039	—	—	13,039
Short Term Investments	14,183	—	—	14,183
	1,324,827	—	—	1,324,827

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Currency Abbreviations:

ARS - Argentine Peso	CZK - Czech Republic Korunas	INR - Indian Rupee	PLN - Polish Zloty
AUD - Australian Dollar	DKK - Danish Krone	JPY - Japanese Yen	RUB - Russian Ruble
BRL - Brazilian Real	EUR - European Currency Unit (Euro)	KRW - South Korean Won	SEK - Swedish Krona
CAD - Canadian Dollar	GBP - British Pound	KZT - Kazakhstani Tenge	SGD - Singapore Dollar
CHF - Swiss Franc	GHS - Ghanaian Cedi	MXN - Mexican Peso	TRY - Turkish Lira
CLP - Chilean Peso	HKD - Hong Kong Dollar	NOK - Norwegian Krone	TWD - New Taiwan Dollar
CNH - Chinese Offshore Yuan	HUF - Hungarian Forint	NZD - New Zealand Dollar	USD - United States Dollar
CNY - Chinese Yuan	IDR - Indonesian Rupiah	PEN - Peruvian Nuevo Sol	ZAR - South African Rand
COP - Colombian Peso	ILS - Israeli New Shekel	PHP - Philippine Peso

Abbreviations:

ADR - American Depositary Receipt	HICP - Harmonized Index of Consumer Prices
ASX - Australian Securities Exchange	ITRAXX - Group of international credit derivative indices monitored by the
BADLAR - Argentina Deposit Rates	International Index Company
BIBOR – Bangkok Interbank Offered Rate	JIBAR - Johannesburg Interbank Average Rate
BRAZIBOR - Brazil Interbank Offered Rate	LIBOR - London Interbank Offered Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	LLC/L.L.C. - Limited Liability Companies
BUBOR - Budapest Interbank Offered Rate	MBS - Mortgage-Backed Security
CAPE - Cyclically Adjusted Price Earnings	MEXIBOR - Mexico Interbank Offered Rate
CDI - CHESS Depositary Interests	MICEX - Moscow Interbank Offered Rate
CDX.EM - Credit Default Swap Index - Emerging Markets	MPOR - Moscow Prime Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MSCI - Morgan Stanley Capital International
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	NASDAQ - National Association of Securities Dealers Automated Quotations
CIEQVRUHP - Citi EQ US 1W Volatility Carry Index	NVDR - Non-Voting Depository Receipt
CLO - Collateralized Loan Obligation	OAT - Obligations Assimilables du Tresor
CMBX.NA - Commercial Mortgage-backed Securities Index North America	OBFR - Overnight Bank Funding Rate
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	PJSC - Private Joint Stock Company
DAX - Deutscher Aktienindex	PLC/P.L.C./Plc - Public Limited Company
DIP - Debtor-in-possession	RBOB - Reformulated Blendstock for Oxygenate Blending
EAFE - Europe, Asia and Far East	REIT - Real Estate Investment Trust
ESTR - Euro Short-Term Rate	REMIC - Real Estate Mortgage Investment Conduit
ETF - Exchange Traded Fund	RTS - Russian Trading System
EURIBOR - Europe Interbank Offered Rate	S&P - Standard & Poor's
Euro BOBL - debt instrument issued by the Federal Republic of Germany with a	SDR - Sweedish Depositary Receipt
term of 4.5 to 5.5 years	SOFR - Secured Overnight Financing Rates
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	SONIA - Sterling Overnight Index Average
term of 8.5 to 10.5 years	SPDR - Standard & Poor's Depositary Receipt
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	TBA - To be Announced (Securities purchased on a delayed delivery basis)
term of 24 to 35 years	TBD - To Be Determined
Euro OAT - debt instrument issued by the Republic of Italy with a	TIPS - Treasury Inflation-Protected Securities
term of 8.5 to 10.5 years	TONAR - Tokyo Overnight Average Rate
Euro Schatz - debt instrument issued by the Federal Republic of Germany with a	TOPIX - Tokyo Stock Price Index
term of 1.75 to 2.25 years	TSX - Toronto Stock Exchange
FTSE - Financial Times Stock Exchange	ULSD - Ultra Low Sulfur Diesel
GDR - Global Depositary Receipt	US - United States
HIBOR - Hong Kong Interbank Offered Rate

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.	CIT - Citibank, Inc	NSI - Normura Securities International Inc
BCL - Barclays Capital Inc.	DUB - Deutsche Bank AG.	NTS - Northern Trust Securities
BNP - BNP Paribas Securities	GSC - Goldman Sachs & Co.	RBC - Royal Bank of Canada
BNS - Bank of Nova Scotia/Scotiabank	HSB - HSBC Securities Inc.	SBI - Sanford C.Bernstein & CO., INC
BNY - Bank of New York	JPM - J.P. Morgan Securities Inc.	SCB - Standard Chartered Bank
BOA - Bancamerica Securities/Bank of America NA	MBL - Macquarie Bank Limited	SIG - Susquehanna Investment Group
BPC - BroadPoint Capital, Inc.	MLP - Merrill Lynch Professional Clearing Corp.	SSB - State Street Brokerage Services
CGM - Citigroup Global Markets	MSC - Morgan Stanley & Co. Inc.	TDB - Toronto -Dominion Bank
CIB - Canadian Imperial Bank of Commerce	NAT - Natixis	UBS - UBS Securities, LLC

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A)/(AN) - Annually; (E) - Expiration Date; (M) - Monthly; (MT) - Maturity; (Q) - Quarterly; (S) - Semi-Annually.

“-“ Amount rounds to less than one thousand or 0.05%.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. Government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Except as described below, cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Funds and their affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Government Money Market Fund - Class SL, JNL/Mellon S&P 500 Index Fund may invest cash collateral in repurchase agreements collateralized by equity and U.S. government or agency securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity and U.S. government or agency securities. Reinvestments in repurchase agreements will not exceed 10% of the Funds net assets, shall be collateralized by equity and U.S. government or agency securities equal to not less than 110% of the cash collateral reinvested in such transactions, and shall be marked-to-market daily.

Security Valuation. Under the Trust's valuation policy and procedures (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of each Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the valuation committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs. The Funds of Funds’ investments in the underlying funds are valued at the daily NAV of the applicable underlying fund determined as of the close of the NYSE on each valuation date. Valuation of investments by the underlying funds is discussed in the underlying funds’ shareholder report, which are filed with the SEC and are available on the SEC’s website at www.sec.gov. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC's website at www.sec.gov. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. When fair valuing foreign equity securities, the Adviser adjusts the closing prices of foreign portfolio equity securities (except foreign equity securities traded in North America and South America) based upon pricing models provided by a third-party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. Foreign equity securities traded in North America and South America may be fair valued utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary in order to reflect the “fair value” of such securities for purposes of determining a Fund's NAV. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

provisions under Rule 2a-7 under the 1940 Act, are valued at amortized cost, unless it is determined that such practice does not approximate fair value. If a valuation from a third party pricing service is unavailable or it is determined that such valuation does not approximate fair value, debt obligations with remaining maturities of sixty (60) days or less may be valued at their amortized cost, unless it is determined that such practice also does not approximate fair value.

Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds. Level 1 valuations include investments in the underlying funds and Master Funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

The following table is a rollforward of individually significant securities Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2023:

Balance at Beginning of Period ($)		Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases ($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/Baillie Gifford U.S. Equity Growth Fund
Common Stocks	—	2,341[3]	(2,341)[3]	—	—	—	—	—
JNL/JPMorgan MidCap Growth Fund
Common Stocks	—	33,737[4]	(33,737)[4]	—	—	—	—	—
JNL/Loomis Sayles Global Growth Fund
Common Stocks	—	16,988[5]	(16,998)[5]	—	—	—	—	—
JNL/Morningstar PitchBook Listed Private Equity Index Fund
Common Stocks	—	118[6]	(118)[6]	—	—	—	—	—
JNL/Morningstar Wide Moat Index Fund
Common Stocks	—	28,204[7]	(28,204)[7]	—	—	—	—	—
JNL/PIMCO Income Fund
Government and Agency Obligations	—	42,499[8]	—	266	—	(42,765)[8]	—	—
JNL/T.Rowe Price Mid-Cap Growth Fund
Common Stocks	—	62,860[9]	(62,860)[9]	—	—	—	—	—
JNL/WCM China Quality Growth Fund
Common Stocks	—	250[10]	(250)[10]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	4,585	—	—	234	254	(2,081)	2,992[11]	234

1 Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at September 30, 2023.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2023 except for those noted.

3 During the period, the valuation of common stocks held in JNL/Baillie Gifford U.S. Equity Growth Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last trade strategy and considered a Level 3 valuation.

4 During the period, the valuation of common stocks held in JNL/JPMorgan MidCap Growth Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last trade strategy and considered a Level 3 valuation.

5 During the period, the valuation of common stocks held in JNL/Loomis Sayles Global Growth Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last trade strategy and considered a Level 3 valuation.

6 During the period, the valuation of common stocks held in JNL/Morningstar PitchBook Listed Private Equity Index Fund were transferred from a Level 3 Valuation to a Level 1 valuation. Previously they were valued using the last trade strategy and considered a Level 3 valuation.

7 During the period, the valuation of common stocks held in JNL/Morningstar Wide Moat Index Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last trade strategy and considered a Level 3 valuation.

8 During the period, the valuation of government and agency obligations held in JNL/PIMCO Income Fund were transferred into Level 3 valuation valued using a last bid strategy. The government and agency obligations were sold during the period.

9 During the period, the valuation of common stocks held in JNL/T. Rowe Price Mid-Cap Growth Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last trade strategy and considered a Level 3 Valuation.

10 During the period, the valuation of common stocks held in JNL/WCM China Quality Growth Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using an ADR Adjustment and considered a Level 3 valuation.

11 The fair value measurement of certain other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on multiple broker quotes. Changes to the unobservable input may result in changes to the other equity interest’s fair value measurements at September 30, 2023.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Market Approach	Price Per Share	2.275-2.300 (2.299)

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund and JNL/PPM America Total Return Fund.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2023

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.